UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust
(This form N-Q includes AST Fidelity Institutional AMSM Quantitative Portfolio, formerly AST FI Pyramis® Quantitative Portfolio)

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2018

Date of reporting period:	3/31/2018

Item 1. Schedule of Investments

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.4%

ASSET-BACKED SECURITIES — 3.5%
Automobiles — 0.7%
CPS Auto Receivables Trust,
Series 2016-C, Class E, 144A
8.390%	09/15/23	500	$536,581
CPS Auto Trust,
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	731,996
DT Auto Owner Trust,
Series 2018-1A, Class A, 144A
2.590%	05/17/21	1,383	1,382,190
Exeter Automobile Receivables Trust,
Series 2017-1A, Class D, 144A
6.200%	11/15/23	5,500	5,684,356
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	3,300	3,274,404

			11,609,527

Collateralized Loan Obligations — 2.3%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-4A, Class D, 3 Month LIBOR + 5.500%, 144A
7.245%(c)	10/20/27	3,485	3,520,797
Dryden CLO Ltd. (Cayman Islands),
Series 2018-57A, Class A, 3 Month LIBOR + 1.010%, 144A
2.900%(c)	05/15/31	4,025	4,027,073
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2015-11A, Class AR2, 3 Month LIBOR + 1.070%, 144A
2.804%(c)	01/18/31	1,804	1,809,518
Greywolf CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.160%, 144A
2.905%(c)	01/27/31	1,674	1,678,687
Series 2018-1A, Class A1, 144A
— %(p)	04/26/31	1,205	1,205,000
Series 2018-1A, Class A2, 144A
— %(p)	04/26/31	1,380	1,380,000
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.180%, 144A
2.793%(c)	12/18/30	3,690	3,708,305
OZLM Ltd. (Cayman Islands),
Series 2014-8A, Class D, 3 Month LIBOR + 4.950%, 144A
6.681%(c)	10/17/26	1,592	1,600,319
Series 2018-18A, Class A, 3 Month LIBOR + 1.020%, 144A
2.976%(c)	04/15/31	4,210	4,210,000
Series 2018-22A, Class A1, 3 Month LIBOR + 1.070%, 144A
2.785%(c)	01/17/31	1,773	1,779,210
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-3A, Class A, 3 Month LIBOR + 1.190%, 144A
2.859%(c)	10/20/30	3,612	3,616,833
Sound Point CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A, 144A
— %(p)	04/15/31	6,035	6,035,000
THL Credit Wind River CLO Ltd. (Cayman Islands),

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-2A, Class AR, 3 Month LIBOR + 1.140%, 144A
2.862%(c)	01/15/31	4,146	$4,164,362
Voya CLO Ltd. (Cayman Islands),
Series 2016-1A, Class DR, 3 Month LIBOR + 5.250%, 144A
6.967%(c)	01/20/31	1,400	1,400,275

			40,135,379

Consumer Loans — 0.5%
SoFi Consumer Loan Program LLC,
Series 2017-1, Class B, 144A
4.730%(cc)	01/26/26	4,295	4,435,361
Series 2017-2, Class A, 144A
3.280%	02/25/26	1,976	1,980,806
Series 2018-1, Class B, 144A
3.650%	02/25/27	1,406	1,403,279

			7,819,446

TOTAL ASSET-BACKED SECURITIES (cost $59,010,256)			59,564,352

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.649%(cc)	02/10/36	2,713	2,627,844
Citigroup Commercial Mortgage Trust,
Series 2015-SHP2, Class E, 1 Month LIBOR + 4.350%, 144A
6.127%(c)	07/15/27	1,185	1,190,986
Commercial Mortgage Trust,
Series 2013-CR6, Class A2
2.122%	03/10/46	34	33,577
Series 2013-CR6, Class D, 144A
4.068%(cc)	03/10/46	1,910	1,723,827
Series 2013-CR10, Class D, 144A
4.789%(cc)	08/10/46	2,020	1,714,198
Series 2013-LC6, Class D, 144A
4.304%(cc)	01/10/46	3,975	3,637,647
Series 2014-LC15, Class A2
2.840%	04/10/47	290	290,521
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class D
3.358%(cc)	08/15/48	1,272	1,003,975
CSMC Trust,
Series 2016-MFF, Class D, 1 Month LIBOR + 4.600%, 144A
6.377%(c)	11/15/33	1,311	1,323,731
GS Mortgage Securities Trust,
Series 2012-GC6, Class D, 144A
5.653%(cc)	01/10/45	524	500,587
Series 2013-G1, Class A1, 144A
2.059%	04/10/31	585	562,191
Series 2014-GC22, Class D, 144A
4.646%(cc)	06/10/47	600	508,216
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class C
4.668%(cc)	11/15/48	1,790	1,775,724

A1

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class AM
5.372%	05/15/47	587	$590,751
Series 2012-CBX, Class E, 144A
5.214%(cc)	06/15/45	1,144	1,120,064
Series 2015-SGP, Class A, 1 Month LIBOR + 1.700%, 144A
3.477%(c)	07/15/36	2,369	2,373,224
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39	1,404	1,112,657
Morgan Stanley Capital I Trust,
Series 2015-XLF2, Class AFSD, 1 Month LIBOR + 3.657%, 144A
5.397%(c)	08/15/26	1,700	1,724,517
Series 2015-XLF2, Class SNMD, 1 Month LIBOR + 1.735%, 144A
3.474%(c)	11/15/26	1,450	1,338,352
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
2.877%(c)	03/15/33	2,238	2,248,504
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 1 Month LIBOR + 1.220%, 144A
2.997%(c)	11/15/27	3,501	3,504,329
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47	1,112	899,892

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $32,196,424)			31,805,314

CORPORATE BONDS — 27.1%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR 1,509	2,128,522
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR 2,814	3,547,857
3.000%	05/03/22	EUR 869	1,192,089
National Capital Trust I,
Ltd. Gtd. Notes
5.620%	12/17/18	GBP 274	392,482
Westpac Banking Corp.,
Covered Bonds, EMTN
1.500%	03/24/21	EUR 2,689	3,459,893

			10,720,843

Bermuda — 0.1%
XLIT Ltd.,
Gtd. Notes
3.250%	06/29/47	EUR 721	892,036

Brazil — 1.0%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
3.500%	01/10/23	1,586	1,525,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil (cont’d.)
BRF GmbH,
Gtd. Notes
4.350%	09/29/26	400	$346,499
BRF SA,
Sr. Unsec’d. Notes
3.950%	05/22/23	474	434,848
GTL Trade Finance, Inc./Gerdau Holdings, Inc.,
Gtd. Notes
5.893%	04/29/24	645	684,668
Itau Unibanco Holding SA,
Jr. Sub. Notes, MTN, 144A
6.125%	12/31/99	1,963	1,923,740
MARB BondCo PLC,
Gtd. Notes, 144A
6.875%	01/19/25	341	312,015
7.000%	03/15/24	2,081	1,956,140
Minerva Luxembourg SA,
Gtd. Notes, 144A
6.500%	09/20/26	724	695,040
Natura Cosmeticos SA,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/23	2,108	2,103,784
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42	2,565	859,275
Petrobras Global Finance BV,
Gtd. Notes
6.125%	01/17/22	164	174,988
6.250%	03/17/24	2,703	2,853,017
8.750%	05/23/26	1,635	1,921,697
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24	1,543	1,651,319

			17,442,762

Canada — 0.2%
Bell Canada, Inc.,
Gtd. Notes
3.350%	06/18/19	CAD 1,788	1,405,919
Leisureworld Senior Care LP,
Sr. Sec’d. Notes
3.474%	02/03/21	CAD 2,334	1,850,497
Yamana Gold, Inc.,
Gtd. Notes
4.950%	07/15/24	995	1,023,606

			4,280,022

China — 0.3%
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, MTN, 144A
2.250%	05/04/20	4,300	4,226,219
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	05/02/19	200	201,102

			4,427,321

A2

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Denmark — 0.2%
Danske Bank A/S,
Jr. Sub. Notes, EMTN
5.875%	10/29/49	EUR	2,410	$3,313,820

France — 1.4%
Altice France SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		2,359	2,246,948
BNP Paribas SA,
Gtd. Notes, MTN
5.000%	01/15/21		1,045	1,099,903
Jr. Sub. Notes
7.625%	12/31/99		1,314	1,410,908
Sub. Notes, EMTN
2.250%	01/11/27	EUR	347	436,773
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,447	1,509,901
Sub. Notes, MTN, 144A
5.700%	10/22/23		962	1,030,361
CNP Assurances,
Sub. Notes
4.500%	06/10/47	EUR	700	978,662
Credit Agricole Home Loan SFH SA,
Covered Bonds
3.500%	06/14/18	EUR	500	619,895
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%	12/29/49		2,830	3,223,902
Sr. Unsec’d. Notes, MTN, 144A
3.375%	01/10/22		750	743,919
4.125%	01/10/27		1,569	1,565,367
Europcar Groupe SA,
Sec’d. Notes
5.750%	06/15/22	EUR	1,220	1,555,567
Groupama SA,
Sub. Notes
6.000%	01/23/27	EUR	1,800	2,680,631
Loxam SAS,
Sr. Sub. Notes
7.000%	07/23/22	EUR	461	595,299
Sr. Sub. Notes, 144A
4.250%	04/15/24	EUR	474	614,125
Societe Generale SA,
Jr. Sub. Notes
7.375%	12/31/99		3,673	3,907,154

				24,219,315

Germany — 0.0%
Allianz SE,
Sub. Notes
3.099%	07/06/47	EUR	100	130,272

India — 0.2%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes, 144A
3.950%	01/19/22		3,290	3,278,265

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Ireland — 0.2%
Bank of Ireland,
Jr. Sub. Notes
7.375%	12/29/49	EUR	2,265	$3,083,562

Israel — 0.1%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
3.150%	10/01/26(a)		1,808	1,451,396

Italy — 1.0%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
7.750%	12/12/42	EUR	1,700	2,626,327
Intesa Sanpaolo SpA,
Jr. Sub. Notes
7.750%	01/11/27	EUR	605	909,000
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		4,215	4,073,544
Sub. Notes, MTN, 144A
5.017%	06/26/24		1,772	1,747,809
UniCredit SpA,
Jr. Sub. Notes
6.625%	12/31/49	EUR	3,105	4,145,298
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22		3,066	3,043,668

				16,545,646

Japan — 0.1%
Sumitomo Mitsui Banking Corp.,
Gtd. Notes
1.966%	01/11/19		2,513	2,497,390

Kazakhstan — 0.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
7.000%	05/05/20		750	804,375
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26		1,809	1,727,595

				2,531,970

Kuwait — 0.2%
Equate Petrochemical BV,
Gtd. Notes, 144A
3.000%	03/03/22		4,446	4,290,390

Netherlands — 0.7%
ABN AMRO Bank NV,
Jr. Sub. Notes
4.750%	12/31/99	EUR	3,200	4,071,514
5.750%	12/29/49	EUR	400	536,852
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		85	109,194
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		3,128	3,159,433
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.000%	11/26/18		3,990	3,973,900

				11,850,893

A3

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
South Africa — 0.1%
Myriad International Holdings BV,
Gtd. Notes, 144A
4.850%	07/06/27		1,753	$1,785,914

South Korea — 0.1%
Korea Southern Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A
3.000%	01/29/21		1,570	1,560,512

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
5.875%	12/31/49	EUR	2,600	3,473,093
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21	EUR	3,300	4,169,708
Banco Santander SA,
Jr. Sub. Notes
6.250%	09/11/49	EUR	2,700	3,659,091
Sr. Unsec’d. Notes
3.500%	04/11/22		2,600	2,588,052
CaixaBank SA,
Jr. Sub. Notes
6.750%	12/31/99	EUR	800	1,114,667
Cirsa Funding Luxembourg SA,
Gtd. Notes
5.875%	05/15/23	EUR	143	180,857

				15,185,468

Sweden — 1.3%
Nordea Bank AB,
Jr. Sub. Notes, GMTN
3.500%	12/31/99	EUR	3,395	4,089,552
Skandinaviska Enskilda Banken AB,
Covered Bonds, MTN
1.500%	12/15/21	SEK	53,000	6,606,745
Jr. Sub. Notes, EMTN
5.750%	12/31/99		4,145	4,185,182
Stadshypotek AB,
Covered Bonds, MTN
1.500%	12/15/21	SEK	41,000	5,110,878
Swedbank AB,
Jr. Sub. Notes
5.500%	12/31/99		1,600	1,615,999

				21,608,356

Switzerland — 1.6%
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%	12/29/49		2,887	2,962,784
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	06/09/23		2,288	2,292,334
4.550%	04/17/26		1,595	1,629,618
Dufry Finance SCA,
Gtd. Notes, 144A
4.500%	08/01/23	EUR	1,249	1,602,088
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
1.750%	03/17/25	EUR	1,094	1,359,903

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Switzerland (cont’d.)
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	04/16/25		124	$121,580
4.000%	03/27/27		1,190	1,148,782
4.125%	05/30/23		1,224	1,231,980
4.625%	04/29/24		2,036	2,083,439
Holcim Finance Luxembourg SA,
Gtd. Notes, EMTN
2.250%	05/26/28	EUR	3,805	4,841,439
UBS AG,
Sub. Notes
7.625%	08/17/22		2,505	2,811,863
UBS Group AG,
Jr. Sub. Notes
6.875%	12/29/49		3,035	3,180,679
7.125%	08/10/99		214	225,368
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
4.125%	09/24/25		1,454	1,462,074

				26,953,931

Turkey — 0.1%
Coca-Cola Icecek A/S,
Sr. Unsec’d. Notes, 144A
4.215%	09/19/24		943	916,185

United Kingdom — 3.6%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22		200	199,359
Aviva PLC,
Sub. Notes, EMTN
3.375%	12/04/45	EUR	2,628	3,411,191
6.125%	07/05/43	EUR	2,669	3,974,518
Barclays Bank PLC,
Sub. Notes, EMTN
6.625%	03/30/22	EUR	875	1,296,022
Barclays PLC,
Jr. Sub. Notes
8.000%	12/15/49	EUR	2,910	4,072,947
Sr. Unsec’d. Notes
3.684%	01/10/23		3,050	3,023,516
Sub. Notes
5.200%	05/12/26		1,624	1,637,062
HSBC Bank PLC,
Sr. Unsec’d. Notes, Credit Linked Note, EMTN, 144A
17.089%(s)	08/02/18	EGP	37,475	2,009,319
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%	12/29/49	EUR	1,566	2,208,732
Jr. Sub. Notes, EMTN
4.750%	12/31/99	EUR	2,520	3,226,689
Sr. Unsec’d. Notes
4.041%	03/13/28		2,164	2,162,528
Sub. Notes
4.375%	11/23/26		1,372	1,366,384
Lloyds Banking Group PLC,
Gtd. Notes
4.375%	03/22/28		2,230	2,252,295

A4

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Jr. Sub. Notes
6.375%	12/31/99	EUR	465	$617,235
Sub. Notes
4.582%	12/10/25		2,292	2,291,883
4.650%	03/24/26		609	611,225
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26		2,265	2,182,410
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25		2,478	2,549,047
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%	12/29/49		2,574	2,796,008
Jr. Sub. Notes, 3 Month EURIBOR + 2.330%
2.001%(c)	10/29/49	EUR	200	244,171
Jr. Sub. Notes, 3 Month LIBOR + 2.320%
4.622%(c)	03/31/49(a)		1,500	1,511,250
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	08/05/21		4,175	4,088,227
Sub. Notes, MTN, 144A
4.750%	09/15/25		1,701	1,711,257
Santander UK PLC,
Covered Bonds, EMTN
1.625%	11/26/20	EUR	2,653	3,413,798
4.250%	04/12/21	EUR	2,450	3,406,010
Standard Chartered PLC,
Jr. Sub. Notes, 3 Month LIBOR + 1.510%, 144A
3.277%(c)	01/29/49		3,200	3,032,320
Sub. Notes
5.700%	01/25/22		782	827,280
Yorkshire Power Finance Ltd.,
Gtd. Notes
7.250%	08/04/28	GBP	564	1,116,392

				61,239,075

United States — 13.0%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22		762	752,754
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.375%	05/17/24	EUR	2,977	3,707,416
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30		2,710	3,929,499
AES Corp.,
Sr. Unsec’d. Notes
4.000%	03/15/21		2,517	2,526,439
American Tower Corp.,
Sr. Unsec’d. Notes
5.050%	09/01/20		564	587,015
5.900%	11/01/21		1,135	1,229,285
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		864	870,479

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
6.900%	09/15/18		1,400	$1,426,534
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28		1,297	1,269,439
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR	1,249	1,670,604
3.000%	02/15/22		875	864,193
3.400%	08/14/24		2,590	2,608,882
3.400%	05/15/25		2,282	2,198,815
3.600%	02/17/23(a)		961	966,739
3.900%	08/14/27(a)		1,135	1,142,814
4.125%	02/17/26		1,112	1,114,694
4.900%	08/14/37		2,590	2,604,624
Bank of America Corp.,
Jr. Sub. Notes
5.875%	12/31/49		3,423	3,444,594
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24	EUR	3,340	4,439,996
Sr. Unsec’d. Notes, MTN
3.824%	01/20/28		4,116	4,066,389
Sub. Notes, MTN
4.000%	01/22/25		1,277	1,274,488
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24		828	814,528
3.875%	01/15/27		1,790	1,740,924
Carnival Corp.,
Gtd. Notes
1.625%	02/22/21	EUR	6,821	8,744,042
Celgene Corp.,
Sr. Unsec’d. Notes
2.750%	02/15/23		2,928	2,810,560
3.250%	02/20/23(a)		3,050	3,000,288
3.450%	11/15/27		3,482	3,300,720
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22(a)		1,458	1,423,373
6.450%	06/15/21(a)		1,194	1,217,880
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		1,250	1,253,519
4.908%	07/23/25(a)		3,920	4,005,872
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25(a)		2,234	2,203,283
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23		1,585	1,460,181
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25		1,155	1,182,512
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, Credit Linked Note, MTN
16.935%(s)	10/04/18	EGP	47,490	2,458,055

A5

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes, EMTN
1.375%	10/27/21	EUR	1,431	$1,822,727
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		985	1,043,608
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23		270	260,311
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25(a)		1,262	1,303,015
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25		3,445	3,469,287
4.300%	03/25/28		3,445	3,459,678
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		525	502,861
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		1,100	1,166,027
6.020%	06/15/26(a)		420	452,307
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		632	451,880
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.375%	10/15/20		2,750	2,810,948
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23		2,580	2,502,600
Energy Transfer Partners LP,
Gtd. Notes
4.650%	06/01/21		1,002	1,031,918
4.900%	02/01/24		621	637,494
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		3,253	3,161,691
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28(a)		2,446	2,271,696
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.400%	01/15/21	EUR	1,359	1,676,002
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26(a)		2,159	2,135,653
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24		786	770,594
4.134%	08/04/25		4,313	4,243,474
General Electric Co.,
Jr. Sub. Notes
5.000%	01/21/21(a)		1,003	992,970
General Motors Co.,
Sr. Unsec’d. Notes
4.200%	10/01/27		1,265	1,237,944

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23		666	$661,147
5.250%	03/01/26		862	910,446
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.000%	12/31/49		2,252	2,190,070
Sr. Unsec’d. Notes
3.850%	01/26/27		660	651,694
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23	EUR	3,450	4,452,844
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21		8	8,411
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		483	484,489
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.750%	06/01/24		160	173,200
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24(a)		1,720	1,453,400
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)		1,749	1,711,792
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26		1,229	1,207,493
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		277	286,695
International Game Technology PLC,
Sr. Sec’d. Notes
4.750%	02/15/23	EUR	1,320	1,778,533
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		616	659,890
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%	02/01/28		5,550	5,516,693
Sr. Unsec’d. Notes, EMTN
1.375%	09/16/21	EUR	2,378	3,028,306
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21		2,478	2,572,911
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24		2,812	2,936,925
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		139	138,329
3.600%	02/01/25		1,059	1,043,433
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24		917	893,506
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	875	1,099,500

A6

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
LifePoint Health, Inc.,
Gtd. Notes
5.875%	12/01/23(a)		1,866	$1,884,100
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	400	518,532
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20(a)		1,245	1,182,750
5.750%	08/01/22(a)		344	294,120
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39		163	256,162
McKesson Corp.,
Sr. Unsec’d. Notes
0.625%	08/17/21	EUR	2,000	2,484,886
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		150	155,367
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26	EUR	5,870	7,067,431
1.750%	03/11/24	EUR	3,455	4,395,648
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/1 5/23(a)		1,649	1,612,079
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		939	1,518,714
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21		2,490	2,586,488
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24		1,096	1,123,400
PDC Energy, Inc.,
Gtd. Notes, 144A
5.750%	05/15/26		1,910	1,876,575
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		3,193	3,175,581
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.625%	11/08/24	EUR	3,700	4,433,053
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		2,188	2,085,498
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23(a)		915	880,724
S&P Global, Inc.,
Gtd. Notes
4.400%	02/15/26		2,255	2,367,644
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.400%	07/13/27		4,243	4,223,570
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23		170	170,165

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.750%	01/01/25		805	$784,078
Gtd. Notes, 144A
4.875%	03/01/24(a)		820	819,568
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29		4,305	4,321,144
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23		2,052	1,977,615
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27		3,410	3,224,752
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		533	551,863
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21		1,018	1,000,185
4.500%	04/01/21		1,495	1,481,919
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		683	688,123
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24		1,383	1,363,814
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		495	492,198
U.S. Bancorp,
Jr. Sub. Notes
5.300%	04/15/27		1,761	1,800,623
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
4.500%	05/15/23	EUR	1,070	1,163,530
5.875%	05/15/23		918	810,126
6.125%	04/15/25(a)		566	488,458
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.625%	08/16/22	EUR	315	420,150
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		2,553	2,547,383
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		1,192	1,180,515
4.125%	11/15/20		275	279,345
4.500%	11/15/23		368	378,093
WPC Eurobond BV,
Gtd. Notes
2.125%	04/15/27	EUR	2,199	2,700,175
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/22		123	122,697

				222,464,662

TOTAL CORPORATE BONDS (cost $455,360,141)				462,670,006

A7

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 4.1%
Alternative Loan Trust,
Series 2006-25CB, Class A2
6.000%	10/25/36	991	$864,809
Bellemeade Re Ltd (Bermuda),
Series 2016-1A, Class M2B, 1 Month LIBOR + 6.500%, 144A
8.372%(c)	04/25/26	3,353	3,415,403
Fannie Mae Connecticut Avenue Securities,
Series 2014-C02, Class 1M1, 1 Month LIBOR + 0.950%
2.822%(c)	05/25/24	225	225,700
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
6.872%(c)	11/25/24	3,680	4,137,779
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
6.172%(c)	02/25/25	2,622	2,888,124
Series 2015-C01, Class 2M2, 1 Month LIBOR + 4.550%
6.422%(c)	02/25/25	2,019	2,191,699
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
5.872%(c)	05/25/25	1,826	2,004,281
Series 2015-C02, Class 2M2, 1 Month LIBOR + 4.000%
5.872%(c)	05/25/25	3,405	3,675,234
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
6.872%(c)	07/25/25	1,315	1,496,640
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
6.872%(c)	07/25/25	5,582	6,242,143
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550%
7.422%(c)	04/25/28	2,099	2,365,297
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750%
8.622%(c)	08/25/28	2,892	3,495,452
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950%
8.822%(c)	08/25/28	818	983,637
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000%
7.872%(c)	09/25/28	2,647	3,168,355
Series 2016-C03, Class 1M2, 1 Month LIBOR + 5.300%
7.172%(c)	10/25/28	432	511,227
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900%
7.772%(c)	10/25/28	2,731	3,207,653
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.122%(c)	01/25/29	1,227	1,388,753
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450%
6.322%(c)	01/25/29	3,299	3,687,982
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350%
6.222%(c)	05/25/29	1,043	1,158,158
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650%
5.522%(c)	09/25/29	1,284	1,397,642
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.022%(c)	01/25/25	6,590	7,111,309
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%
4.472%(c)	12/25/27	825	842,371
Series 2015-DNA3, Class M3, 1 Month LIBOR + 4.700%
6.572%(c)	04/25/28	684	818,286
Series 2015-HQ1, Class M2, 1 Month LIBOR + 2.200%
4.072%(c)	03/25/25	644	649,262
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
4.522%(c)	03/25/28	1,211	1,235,778
Series 2015-HQA2, Class M2, 1 Month LIBOR + 2.800%
4.672%(c)	05/25/28	1,695	1,747,666
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
6.672%(c)	05/25/28		498	$582,187
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
4.772%(c)	07/25/28		1,141	1,170,614
Series 2016-DNA2, Class M3, 1 Month LIBOR + 4.650%
6.522%(c)	10/25/28		1,114	1,278,865
Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%
3.872%(c)	12/25/28		713	726,018
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%
3.172%(c)	03/25/29		634	641,172
Series 2016-HQA1, Class M3, 1 Month LIBOR + 6.350%
8.222%(c)	09/25/28		1,182	1,459,025
Series 2017-DNA2, Class M2, 1 Month LIBOR + 3.450%
5.322%(c)	10/25/29		1,969	2,141,566
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH1, Class M2, 1 Month LIBOR + 4.250%, 144A
6.122%(c)	11/25/24		1,041	1,132,436
Series 2015-CH1, Class M1, 1 Month LIBOR + 2.000%, 144A
3.872%(c)	10/25/25		427	430,608

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $65,795,666)				70,473,131

SOVEREIGN BONDS — 38.8%
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7D Repo Reference Rate + 0.000%
27.250%(c)	06/21/20	ARS	9,000	472,757
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	61,748	3,018,177
16.000%	10/17/23	ARS	123,211	5,940,996
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
6.875%	04/22/21		2,345	2,485,700
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
7.000%	10/12/28		2,420	2,331,791
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21	BRL	61,815	19,635,372
10.000%	01/01/25	BRL	60,243	18,869,866
10.000%	01/01/27	BRL	46,791	14,564,491
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.625%	01/13/28		525	514,500
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
1.000%	08/15/24	EUR	528	687,931
2.500%	07/04/44	EUR	29,976	48,680,770
2.500%	08/15/46	EUR	5,567	9,156,293
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
1.900%	09/15/26	CAD	10,760	7,990,303
2.250%	12/15/25	CAD	7,450	5,695,851
2.350%	06/15/27	CAD	4,330	3,317,129
2.550%	03/15/25	CAD	3,190	2,496,859

A8

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Canadian Government Bond (Canada),
Bonds
1.000%	06/01/27	CAD	81,150	$57,291,264
2.750%	12/01/48	CAD	3,777	3,268,797
Costa Rica Government International Bond (Costa Rica),
Bonds, 144A
4.370%	05/22/19		1,335	1,331,956
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		1,790	1,902,895
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		2,215	2,314,675
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27		2,525	2,732,439
French Republic Government Bond OAT (France),
Bonds
2.500%	05/25/30	EUR	13,656	19,966,718
3.250%	05/25/45	EUR	920	1,580,900
3.500%	04/25/26	EUR	12,560	19,277,902
Unsec’d. Notes
0.750%	05/25/28	EUR	4,181	5,158,921
Gabon Government International Bond (Gabon),
Bonds
6.375%	12/12/24		1,740	1,726,949
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.000%	05/15/26	EUR	9,798	12,406,717
Italy Buoni Poliennali del Tesoro (Italy),
Sr. Unsec’d. Notes
5.000%	08/01/39	EUR	8,985	15,364,482
3.750%	05/01/21	EUR	19,285	26,427,267
Unsec’d. Notes, 144A
3.450%	03/01/48	EUR	3,851	5,319,446
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.125%	06/15/25	EUR	348	448,233
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/20/26	JPY	2,071,650	19,677,219
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.500%	09/20/36	JPY	4,002,450	37,930,836
1.400%	09/20/34	JPY	1,312,000	14,406,908
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/26	JPY	4,457,800	44,496,105
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	7,629	9,521,729
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	7,360	9,330,884
2.600%	06/22/24	EUR	6,496	9,179,285
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.654%	10/31/19	MYR	81,486	21,186,339
3.759%	03/15/19	MYR	7,744	2,013,726
5.734%	07/30/19	MYR	11,000	2,936,912

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	370,408	$19,954,356
8.000%	06/11/20	MXN	391,455	21,873,021
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,580	4,454,402
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	340	258,119
Unsec’d. Notes
2.600%	06/02/25	CAD	789	610,703
2.600%	06/02/27	CAD	21,745	16,671,589
Province of Quebec (Canada),
Unsec’d. Notes
2.750%	09/01/25	CAD	1,243	973,338
2.750%	09/01/27	CAD	3,054	2,377,941
Provincia de Buenos Airesgentina (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24		417	464,334
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		1,961	2,000,219
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		780	819,000
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
5.250%	01/20/20		100	103,631
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes
7.000%	08/17/19		1,011	1,028,513
Russian Federal Bond (Russia),
Bonds
6.400%	05/27/20	RUB	585,168	10,250,335
Spain Government Bond (Spain),
Bonds
1.400%	01/31/20	EUR	6,690	8,495,940
Sr. Unsec’d. Notes, 144A
2.700%	10/31/48	EUR	626	846,400
2.900%	10/31/46	EUR	7,753	11,007,799
4.700%	07/30/41	EUR	118	218,308
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/26	GBP	14,412	20,566,075
1.750%	09/07/22	GBP	2,955	4,280,977
2.000%	09/07/25	GBP	3,455	5,129,189
2.250%	09/07/23	GBP	11,320	16,854,628
4.250%	06/07/32	GBP	1,440	2,700,475
4.750%	12/07/30	GBP	7,395	14,200,172
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	47,242	1,535,475
9.875%	06/20/22	UYU	29,252	1,047,890

TOTAL SOVEREIGN BONDS (cost $629,567,009)				661,781,119

A9

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Federal National Mortgage Assoc.
3.500%	TBA(tt)	38,012	$38,091,015
4.000%	TBA(tt)	83,898	86,095,717
4.500%	TBA(tt)	32,949	34,500,352

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $157,872,774)			158,687,084

U.S. TREASURY OBLIGATIONS — 15.7%
U.S. Treasury Bonds
3.000%	11/15/45	43,904	44,150,960
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20	8,195	8,635,651
U.S. Treasury Notes
1.250%	03/31/21	9,020	8,721,213
2.000%	08/31/21(h)	7,077	6,970,569
2.000%	10/31/22	40,291	39,346,777
2.000%	08/15/25(h)	44,171	42,093,106
2.250%	02/15/27	61,951	59,542,658
2.375%	08/15/24	14,472	14,227,220
2.375%	05/15/27	8,650	8,392,189
2.500%	05/15/24	36,567	36,261,323

TOTAL U.S. TREASURY OBLIGATIONS (cost $272,017,107)			268,341,666

TOTAL LONG-TERM INVESTMENTS (cost $1,671,819,377)			1,713,322,672

		Shares
SHORT-TERM INVESTMENTS — 8.4%

AFFILIATED MUTUAL FUND — 3.4%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $58,461,359; includes $58,403,627 of cash collateral for securities on loan)(b)(w)		58,463,542	58,457,696

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) —5.0%
U.S. Treasury Bills
1.630%	05/31/18(h)	85,160	84,927,156

(cost $84,935,156)
OPTIONS PURCHASED~* — 0.0% (cost $390,219)			175,091

TOTAL SHORT-TERM INVESTMENTS (cost $143,786,734)			143,559,943

Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.8% (cost $1,815,606,111)	$1,856,882,615

OPTIONS WRITTEN~* — (0.1)% (premiums received $2,118,329)	(1,726,053)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.7% (cost $1,813,487,782)	1,855,156,562
Liabilities in excess of other assets(z) — (8.7)%	(149,214,645)

NET ASSETS — 100.0%	$1,705,941,917

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,284,529; cash collateral of $58,403,627 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $154,859,000 is 9.1% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

A10

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option MXN vs USD	Call	Royal Bank of Scotland Group PLC	07/31/18	17.94	—	MXN 77,146	$ 62,800
Currency Option MXN vs USD	Call	Credit Suisse First Boston Corp.	08/02/18	17.50	—	MXN 151,375	67,119
Currency Option SEK vs EUR	Call	Deutsche Bank AG	04/18/18	9.64	—	SEK 67,270	18
Currency Option SEK vs EUR	Call	Goldman Sachs & Co.	06/14/18	9.95	—	SEK 207,458	45,154

Total Options Purchased							$ 175,091

Options Written:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option COP vs USD	Call	Morgan Stanley	06/07/18	2,768.00	—	COP11,902,400	$ (70,451)
Currency Option JPY vs AUD	Call	Bank of America	05/14/18	79.50	—	JPY 852,638	(51,971)
Currency Option JPY vs CAD	Call	JPMorgan Chase	05/09/18	80.00	—	JPY 888,000	(36,238)
Currency Option JPY vs CAD	Call	Morgan Stanley	05/22/18	80.00	—	JPY1,698,000	(93,921)
Currency Option NZD vs AUD	Call	Barclays Capital Group	06/06/18	1.05	—	NZD 11,669	(47,245)
Currency Option BRL vs USD	Put	JPMorgan Chase	06/14/18	3.50	—	BRL 15,050	(25,950)
Currency Option BRL vs USD	Put	JPMorgan Chase	06/15/18	3.55	—	BRL 15,265	(19,340)
Currency Option CAD vs AUD	Put	JPMorgan Chase	05/07/18	1.01	—	CAD 10,848	(22,507)
Currency Option CAD vs EUR	Put	Morgan Stanley	05/29/18	1.64	—	CAD 11,306	(31,352)
Currency Option CHF vs GBP	Put	Deutsche Bank AG	06/15/18	1.35	—	CHF 4,191	(38,153)
Currency Option CNH vs EUR	Put	Morgan Stanley	06/20/18	8.05	—	CNH 56,149	(26,412)
Currency Option SEK vs EUR	Put	JPMorgan Chase	04/12/18	10.03	—	SEK 35,607	(102,126)
Currency Option SEK vs EUR	Put	Deutsche Bank AG	04/18/18	10.00	—	SEK 69,750	(225,303)
Currency Option INR vs USD	Put	JPMorgan Chase	02/20/19	71.32	—	INR 299,544	(39,658)
Currency Option MXN vs CAD	Put	Bank of America	04/04/18	15.68	—	MXN 82,320	—
Currency Option MXN vs USD	Put	JPMorgan Chase	07/19/18	20.00	—	MXN 87,000	(35,201)
Currency Option MXN vs USD	Put	Credit Suisse First Boston Corp.	07/19/18	21.50	—	MXN 93,740	(12,271)
Currency Option MXN vs USD	Put	Royal Bank of Scotland Group PLC	07/31/18	20.00	—	MXN 86,000	(43,634)
Currency Option MXN vs USD	Put	Credit Suisse First Boston Corp.	08/02/18	22.00	—	MXN 190,300	(26,175)
Currency Option MXN vs USD	Put	Goldman Sachs & Co.	08/14/18	22.00	—	MXN 96,140	(17,255)
Currency Option MXN vs USD	Put	Morgan Stanley	02/15/19	23.82	—	MXN 100,044	(48,759)
Currency Option NOK vs CAD	Put	Deutsche Bank AG	05/10/18	6.18	—	NOK 34,122	(23,420)
Currency Option NOK vs CAD	Put	Royal Bank of Scotland Group PLC	05/17/18	6.03	—	NOK 34,070	(73,131)
Currency Option NOK vs CHF	Put	Deutsche Bank AG	04/26/18	8.46	—	NOK 70,853	(10,912)
Currency Option NOK vs EUR	Put	Morgan Stanley	04/25/18	9.81	—	NOK 67,199	(19,852)
Currency Option NOK vs EUR	Put	Barclays Capital Group	05/03/18	9.92	—	NOK 33,973	(6,840)
Currency Option SEK vs EUR	Put	Goldman Sachs & Co.	06/14/18	10.35	—	SEK 215,798	(223,730)
Currency Option SGD vs CHF	Put	UBS AG	08/23/18	1.48	—	SGD 13,986	(22,149)

A11

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option TRY vs CHF	Put	UBS AG	02/26/19	5.90	—	TRY	23,305	$(61,262)
Currency Option TRY vs EUR	Put	Deutsche Bank AG	04/03/18	4.90	—	TRY	17,527	(5,254)
Currency Option TRY vs EUR	Put	JPMorgan Chase	06/11/18	5.04	—	TRY	17,598	(67,359)
Currency Option TRY vs JPY	Put	JPMorgan Chase	04/20/18	27.04	—	TRY	16,250	(68,724)
Currency Option TRY vs USD	Put	Goldman Sachs & Co.	04/04/18	4.04	—	TRY	17,271	(2,101)
Currency Option TRY vs USD	Put	JPMorgan Chase	04/09/18	4.04	—	TRY	17,262	(8,030)
Currency Option TRY vs USD	Put	Morgan Stanley	04/25/18	4.02	—	TRY	17,186	(32,497)
Currency Option TRY vs USD	Put	Morgan Stanley	07/13/18	4.37	—	TRY	18,564	(37,808)
Currency Option ZAR vs USD	Put	Bank of America	04/12/18	16.00	—	ZAR	68,640	—
Currency Option ZAR vs USD	Put	Morgan Stanley	07/03/18	12.64	—	ZAR	54,021	(49,062)

Total Options Written								$(1,726,053)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
30	10 Year Japanese Bonds	Jun. 2018	$42,530,896	$41,633
6	10 Year U.S. Ultra Treasury Notes	Jun. 2018	779,156	11,437
40	20 Year U.S. Treasury Bonds	Jun. 2018	5,865,000	140,938

				194,008

Short Positions:
488	5 Year Euro-Bobl	Jun. 2018	78,810,400	(684,525)
90	5 Year U.S. Treasury Notes	Jun. 2018	10,301,484	(48,515)
50	10 Year Canadian Government Bonds	Jun. 2018	5,172,119	(100,516)
343	10 Year Euro-Bund	Jun. 2018	67,286,597	(1,093,207)
24	30 Year Euro Buxl	Jun. 2018	4,883,808	(168,251)
81	Euro-OAT	Jun. 2018	15,407,452	(287,040)

				(2,382,054)

				$(2,188,046)

Cash and foreign currency of $2,162,947 has been segregated with Morgan Stanley to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/09/18	Citigroup Global Markets	ARS	18,169	$885,436	$897,227	$11,791	$—
Expiring 04/09/18	Hong Kong & Shanghai Bank	ARS	37,421	1,849,362	1,847,898	—	(1,464)
Expiring 04/09/18	Hong Kong & Shanghai Bank	ARS	32,282	1,579,343	1,594,135	14,792	—
Expiring 04/09/18	Hong Kong & Shanghai Bank	ARS	27,427	1,348,757	1,354,396	5,639	—
Expiring 04/19/18	Citigroup Global Markets	ARS	48,357	2,365,935	2,375,465	9,530	—
Australian Dollar,
Expiring 06/07/18	Credit Suisse First Boston Corp.	AUD	37,985	29,933,908	29,178,617	—	(755,291)
Expiring 06/07/18	Morgan Stanley	AUD	21,059	16,569,914	16,176,396	—	(393,518)
Brazilian Real,
Expiring 04/03/18	Barclays Capital Group	BRL	137,181	41,532,118	41,534,847	2,729	—
Expiring 05/03/18	Standard Chartered PLC	BRL	13,565	4,062,315	4,097,191	34,876	—
British Pound,
Expiring 04/13/18	JPMorgan Chase	GBP	24,447	33,978,766	34,320,104	341,338	—

A12

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 04/04/18	Morgan Stanley	EUR	1,389	$1,730,089	$1,709,773	$—	$(20,316)
Expiring 05/30/18	Goldman Sachs & Co.	EUR	3,582	4,477,124	4,427,889	—	(49,235)
Expiring 05/30/18	Hong Kong & Shanghai Bank	EUR	708	873,763	874,624	861	—
Expiring 05/30/18	Royal Bank of Scotland Group PLC	EUR	1,630	2,009,826	2,014,142	4,316	—
Indian Rupee,
Expiring 05/17/18	Standard Chartered PLC	INR	1,637,379	24,963,850	24,952,931	—	(10,919)
Japanese Yen,
Expiring 04/24/18	Citigroup Global Markets	JPY	180,045	1,717,037	1,694,836	—	(22,201)
Expiring 04/26/18	JPMorgan Chase	JPY	2,814,486	25,968,013	26,497,289	529,276	—
Expiring 04/26/18	Standard Chartered PLC	JPY	1,001,527	9,349,469	9,428,987	79,518	—
Expiring 04/26/18	Standard Chartered PLC	JPY	487,826	4,592,123	4,592,691	568	—
Expiring 04/26/18	Standard Chartered PLC	JPY	455,210	4,274,404	4,285,628	11,224	—
Mexican Peso,
Expiring 04/20/18	Citigroup Global Markets	MXN	314,474	16,793,510	17,239,608	446,098	—
Expiring 07/23/18	Credit Suisse First Boston Corp.	MXN	16,768	900,450	905,702	5,252	—
Expiring 08/02/18	Credit Suisse First Boston Corp.	MXN	39,434	2,107,000	2,126,576	19,576	—
Expiring 08/06/18	Credit Suisse First Boston Corp.	MXN	71,436	3,771,400	3,849,981	78,581	—
New Taiwanese Dollar,
Expiring 06/07/18	Citigroup Global Markets	TWD	511,489	17,709,551	17,631,270	—	(78,281)
Norwegian Krone,
Expiring 05/25/18	Hong Kong & Shanghai Bank	NOK	102,085	13,282,025	13,045,819	—	(236,206)
South African Rand,
Expiring 07/05/18	Credit Suisse First Boston Corp.	ZAR	10,181	846,450	848,592	2,142	—
South Korean Won,
Expiring 04/26/18	Citigroup Global Markets	KRW	18,362,275	17,172,014	17,243,624	71,610	—
Expiring 04/26/18	Citigroup Global Markets	KRW	6,887	6,452	6,468	16	—
Expiring 04/26/18	Hong Kong & Shanghai Bank	KRW	18,311,812	17,153,311	17,196,234	42,923	—
Swedish Krona,
Expiring 04/20/18	Bank of New York Mellon	SEK	20,019	2,508,255	2,401,277	—	(106,978)
Expiring 04/20/18	Hong Kong & Shanghai Bank	SEK	56,904	7,144,863	6,825,775	—	(319,088)
Expiring 05/25/18	Deutsche Bank AG	SEK	10,260	1,232,124	1,233,832	1,708	—
Swiss Franc,
Expiring 04/12/18	Credit Suisse First Boston Corp.	CHF	3,184	3,426,495	3,334,236	—	(92,259)
Turkish Lira,
Expiring 04/05/18	Credit Suisse First Boston Corp.	TRY	3,119	807,975	788,826	—	(19,149)
Expiring 04/10/18	Credit Suisse First Boston Corp.	TRY	3,062	790,875	773,390	—	(17,485)
Expiring 04/26/18	Citigroup Global Markets	TRY	16,016	4,160,930	4,025,325	—	(135,605)
Expiring 04/26/18	Credit Suisse First Boston Corp.	TRY	3,117	812,250	783,399	—	(28,851)
Expiring 04/26/18	JPMorgan Chase	TRY	15,331	3,948,236	3,853,171	—	(95,065)

				$328,635,718	$327,968,171	1,714,364	(2,381,911)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/09/18	Citigroup Global Markets	ARS	64,175	$3,289,357	$3,169,101	$120,256	$—
Expiring 04/09/18	Citigroup Global Markets	ARS	57,905	2,895,255	2,859,464	35,791	—
Australian Dollar,
Expiring 06/07/18	BNP Paribas	AUD	2,894	2,223,730	2,222,955	775	—
Expiring 06/07/18	JPMorgan Chase	AUD	59,302	45,884,687	45,553,252	331,435	—

A13

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real,
Expiring 04/03/18	Hong Kong & Shanghai Bank	BRL	137,181	$42,221,753	$41,534,847	$686,906	$—
Expiring 05/03/18	Barclays Capital Group	BRL	137,181	41,415,508	41,433,333	—	(17,825)
British Pound,
Expiring 04/13/18	BNP Paribas	GBP	12,738	17,701,884	17,881,979	—	(180,095)
Expiring 04/13/18	BNP Paribas	GBP	7,674	10,922,304	10,773,172	149,132	—
Expiring 04/13/18	BNP Paribas	GBP	3,953	5,626,642	5,549,816	76,826	—
Expiring 04/13/18	Morgan Stanley	GBP	11,355	15,952,367	15,940,409	11,958	—
Expiring 04/13/18	Standard Chartered PLC	GBP	45,274	64,457,726	63,558,852	898,874	—
Canadian Dollar,
Expiring 04/12/18	Citigroup Global Markets	CAD	48,440	38,372,828	37,608,710	764,118	—
Expiring 04/12/18	Citigroup Global Markets	CAD	11,925	9,317,484	9,258,791	58,693	—
Expiring 04/12/18	Credit Suisse First Boston Corp.	CAD	4,199	3,412,754	3,260,345	152,409	—
Expiring 04/12/18	Hong Kong & Shanghai Bank	CAD	82,876	66,789,663	64,344,789	2,444,874	—
Expiring 04/12/18	Hong Kong & Shanghai Bank	CAD	20,567	15,957,305	15,967,775	—	(10,470)
Expiring 04/12/18	Hong Kong & Shanghai Bank	CAD	3,334	2,682,673	2,588,226	94,447	—
Euro,
Expiring 04/20/18	Bank of America	EUR	5,781	7,108,464	7,124,913	—	(16,449)
Expiring 04/20/18	Bank of New York Mellon	EUR	1,712	2,105,526	2,109,718	—	(4,192)
Expiring 05/30/18	Goldman Sachs & Co.	EUR	28,280	35,070,738	34,954,070	116,668	—
Expiring 05/30/18	JPMorgan Chase	EUR	293,501	364,339,198	362,771,754	1,567,444	—
Israeli Shekel,
Expiring 04/20/18	JPMorgan Chase	ILS	89,120	25,244,258	25,441,626	—	(197,368)
Japanese Yen,
Expiring 04/26/18	Hong Kong & Shanghai Bank	JPY	17,289,447	158,889,183	162,773,433	—	(3,884,250)
Mexican Peso,
Expiring 04/20/18	Bank of New York Mellon	MXN	1,112	60,770	60,938	—	(168)
Expiring 04/20/18	JPMorgan Chase	MXN	1,091,950	58,016,705	59,861,263	—	(1,844,558)
Expiring 07/23/18	Bank of America	MXN	99,459	4,986,992	5,372,032	—	(385,040)
Expiring 07/23/18	JPMorgan Chase	MXN	16,768	900,450	905,701	—	(5,251)
Expiring 08/02/18	Royal Bank of Scotland Group PLC	MXN	39,434	2,107,000	2,126,575	—	(19,575)
Expiring 08/06/18	Credit Suisse First Boston Corp.	MXN	71,436	3,771,400	3,849,978	—	(78,578)
New Taiwanese Dollar,
Expiring 06/07/18	Hong Kong & Shanghai Bank	TWD	245,077	8,439,849	8,447,910	—	(8,061)
Expiring 06/07/18	JPMorgan Chase	TWD	758,160	26,113,911	26,134,135	—	(20,224)
New Zealand Dollar,
Expiring 06/07/18	Australia and New Zealand Banking Group	NZD	22,226	16,067,277	16,058,997	8,280	—
Russian Ruble,
Expiring 04/17/18	Barclays Capital Group	RUB	97,165	1,698,296	1,692,514	5,782	—
South African Rand,
Expiring 04/13/18	Bank of New York Mellon	ZAR	18,290	1,504,976	1,541,666	—	(36,690)
Expiring 07/05/18	Morgan Stanley	ZAR	10,181	846,450	848,588	—	(2,138)
Swedish Krona,
Expiring 05/25/18	Deutsche Bank AG	SEK	129,704	15,860,152	15,598,594	261,558	—
Swiss Franc,
Expiring 04/12/18	Citigroup Global Markets	CHF	3,351	3,471,541	3,509,282	—	(37,741)
Turkish Lira,
Expiring 04/05/18	Goldman Sachs & Co.	TRY	3,119	807,975	788,833	19,142	—
Expiring 04/10/18	JPMorgan Chase	TRY	3,062	790,875	773,390	17,485	—
Expiring 04/24/18	Credit Suisse First Boston Corp.	TRY	13,611	3,389,722	3,423,034	—	(33,312)
Expiring 04/26/18	Hong Kong & Shanghai Bank	TRY	14,307	3,720,910	3,595,703	125,207	—

A14

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/26/18	Morgan Stanley	TRY	3,117	$812,250	$783,390	$28,860	$—

				$1,135,248,788	$1,134,053,853	7,976,920	(6,781,985)

						$9,691,284	$(9,163,896)

Cross currency exchange contracts outstanding at March 31, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
05/09/18	Buy	AUD	2,565	CAD	2,523	$10,119	$—	JPMorgan Chase
05/16/18	Buy	AUD	1,480	JPY	124,524	—	(37,128)	Credit Suisse First Boston Corp.
06/08/18	Buy	AUD	2,681	NZD	2,874	—	(16,835)	Credit Suisse First Boston Corp.
05/09/18	Buy	CAD	2,523	AUD	2,565	—	(10,081)	Credit Suisse First Boston Corp.
05/11/18	Buy	CAD	1,998	JPY	164,693	—	(4)	Credit Suisse First Boston Corp.
05/14/18	Buy	CAD	1,271	NOK	7,681	5,997	—	Deutsche Bank AG
05/22/18	Buy	CAD	1,311	NOK	7,734	30,154	—	Royal Bank of Scotland Group PLC
05/31/18	Buy	CAD	2,375	EUR	1,484	12,178	—	Credit Suisse First Boston Corp.
06/07/18	Buy	CAD	22,043	AUD	22,194	83,885	—	Credit Suisse First Boston Corp.
08/27/18	Buy	CHF	1,786	SGD	2,550	—	(58,312)	UBS AG
06/22/18	Buy	CNH	10,975	EUR	1,395	15,281	—	Credit Suisse First Boston Corp.
04/03/18	Buy	EUR	17,214	SEK	165,691	1,337,355	—	Citigroup Global Markets
04/03/18	Buy	EUR	5,451	SEK	54,406	191,787	—	Credit Suisse First Boston Corp.
04/03/18	Buy	EUR	7,128	SEK	72,671	67,849	—	Credit Suisse First Boston Corp.
04/04/18	Buy	EUR	686	TRY	3,213	32,109	—	Deutsche Bank AG
04/16/18	Buy	EUR	753	SEK	7,387	41,395	—	JPMorgan Chase
04/20/18	Buy	EUR	4,451	SEK	45,479	29,544	—	Credit Suisse First Boston Corp.
04/20/18	Buy	EUR	8,453	SEK	86,331	61,571	—	Credit Suisse First Boston Corp.
04/20/18	Buy	EUR	3,571	SEK	35,029	199,208	—	Deutsche Bank AG
04/27/18	Buy	EUR	32	NOK	304	306	—	Citigroup Global Markets
04/27/18	Buy	EUR	1,417	NOK	13,585	12,668	—	Morgan Stanley
05/07/18	Buy	EUR	716	NOK	6,935	—	(2,457)	Barclays Capital Group
05/31/18	Buy	EUR	1,484	CAD	2,375	—	(12,150)	Morgan Stanley
06/12/18	Buy	EUR	628	TRY	3,042	23,394	—	JPMorgan Chase
06/18/18	Buy	EUR	11,151	SEK	112,855	204,920	—	Goldman Sachs & Co.
06/22/18	Buy	EUR	1,395	CNH	10,975	—	(15,290)	Morgan Stanley
04/24/18	Buy	JPY	87,277	TRY	3,071	49,201	—	JPMorgan Chase
05/11/18	Buy	JPY	164,693	CAD	1,998	6	—	JPMorgan Chase
05/16/18	Buy	JPY	124,524	AUD	1,480	37,127	—	Bank of America
05/24/18	Buy	JPY	540,761	CAD	6,652	—	(67,482)	JPMorgan Chase

A15

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
04/27/18	Buy	NOK	13,889	EUR	1,449	$—	$(12,938)	Credit Suisse First Boston Corp.
05/07/18	Buy	NOK	6,935	EUR	716	2,456	—	Credit Suisse First Boston Corp.
05/14/18	Buy	NOK	7,681	CAD	1,271	—	(6,004)	JPMorgan Chase
05/22/18	Buy	NOK	7,734	CAD	1,311	—	(30,160)	Credit Suisse First Boston Corp.
06/07/18	Buy	NZD	3,536	JPY	275,177	—	(43,202)	JPMorgan Chase
06/08/18	Buy	NZD	2,874	AUD	2,681	16,705	—	Barclays Capital Group
04/03/18	Buy	SEK	165,691	EUR	17,214	—	(1,337,260)	Credit Suisse First Boston Corp.
04/16/18	Buy	SEK	7,387	EUR	753	—	(41,391)	Credit Suisse First Boston Corp.
05/30/18	Buy	SEK	42,772	EUR	4,163	—	(138)	Credit Suisse First Boston Corp.
08/27/18	Buy	SGD	2,550	CHF	1,786	58,359	—	Credit Suisse First Boston Corp.
04/04/18	Buy	TRY	3,213	EUR	686	—	(32,106)	Credit Suisse First Boston Corp.
04/24/18	Buy	TRY	3,071	JPY	87,277	—	(49,202)	JPMorgan Chase
06/12/18	Buy	TRY	3,042	EUR	628	—	(23,391)	Credit Suisse First Boston Corp.

						$2,523,574	$(1,795,531)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.S28.V1	06/20/22	1.000%	78,890	$1,256,535	$1,476,277	$219,742

					Upfront
			Notional		Premiums	Unrealized
	Termination	Fixed	Amount	Fair	Paid	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Value(4)	(Received)	(Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	5,879	$(862,594)	$(363,598)	$(498,996)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	5,151	(755,882)	(386,626)	(369,256)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	2,633	(386,326)	(163,295)	(223,031)	Credit Suisse First Boston Corp.
CMBX.BBB	05/11/63	3.000%(M)	1,292	(189,568)	(85,946)	(103,622)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	574	(84,231)	(45,935)	(38,296)	Deutsche Bank AG
CMBX.NA.A.6	05/11/63	2.000%(M)	5,000	(218,738)	(105,789)	(112,949)	Deutsche Bank AG
CMBX.NA.BBB.6	05/11/63	3.000%(M)	11,150	(1,635,276)	(210,581)	(1,424,695)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%(M)	10,000	(1,467,247)	(549,442)	(917,805)	Goldman Sachs & Co.
CMBX.NA.BBB.6	05/11/63	3.000%(M)	8,500	(1,246,622)	(110,120)	(1,136,502)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%(M)	6,600	(967,966)	(107,510)	(860,456)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%(M)	6,000	(879,969)	(80,225)	(799,744)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	(278,190)	(121,747)	(156,443)	Credit Suisse First Boston Corp.

				$(8,972,609)	$(2,330,814)	$(6,641,795)

A16

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	43,446	01/04/21	10.215%(T)	Brazil Interbank	$ —	$1,131,302	$1,131,302
				Overnight Lending
				Rate(2)(T)
EUR	51,870	10/30/27	0.901%(A)	6 Month	—	463,951	463,951
				EURIBOR(2)(S)
GBP	37,950	05/21/18	0.780%(S)	6 Month GBP	—	53,432	53,432
				LIBOR(2)(S)
GBP	37,950	02/20/19	0.878%(S)	6 Month GBP	—	(22,583)	(22,583)
				LIBOR(1)(S)
MXN	136,969	06/22/20	6.770%(M)	28 Day Mexican	—	(125,664)	(125,664)
				Interbank
				Rate(2)(M)
MXN	50,282	06/14/27	7.090%(M)	28 Day Mexican	—	103,135	103,135
				Interbank
				Rate(1)(M)
	69,510	04/03/20	2.562%(S)	3 Month	—	(19,006)	(19,006)
				LIBOR(2)(Q)

					$ —	$1,584,567	$1,584,567

Cash of $3,761,425 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

A17

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$11,609,527	$—
Collateralized Loan Obligations	—	40,135,379	—
Consumer Loans	—	7,819,446	—
Commercial Mortgage-Backed Securities	—	31,805,314	—
Corporate Bonds
Australia	—	10,720,843	—
Bermuda	—	892,036	—
Brazil	—	17,442,762	—
Canada	—	4,280,022	—
China	—	4,427,321	—
Denmark	—	3,313,820	—
France	—	24,219,315	—
Germany	—	130,272	—
India	—	3,278,265	—
Ireland	—	3,083,562	—
Israel	—	1,451,396	—
Italy	—	16,545,646	—
Japan	—	2,497,390	—
Kazakhstan	—	2,531,970	—
Kuwait	—	4,290,390	—
Netherlands	—	11,850,893	—
South Africa	—	1,785,914	—
South Korea	—	1,560,512	—
Spain	—	15,185,468	—
Sweden	—	21,608,356	—
Switzerland	—	26,953,931	—
Turkey	—	916,185	—
United Kingdom	—	61,239,075	—
United States	—	222,464,662	—
Residential Mortgage-Backed Securities	—	70,473,131	—
Sovereign Bonds	—	661,781,119	—
U.S. Government Agency Obligations	—	158,687,084	—
U.S. Treasury Obligations	—	353,268,822	—
Affiliated Mutual Funds	58,457,696	—	—
Options Purchased	—	175,091	—
Options Written	—	(1,726,053)	—
Other Financial Instruments*
Futures Contracts	(2,188,046)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	527,388	—
OTC Cross Currency Exchange Contracts	—	728,043	—
Centrally Cleared Credit Default Swap Agreement	—	219,742	—
OTC Credit Default Swap Agreements	—	(8,972,609)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,584,567	—

Total	$56,269,650	$1,790,785,997	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A18

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Sovereign Bonds	38.8%
U.S. Treasury Obligations	20.7
Banks	12.4
U.S. Government Agency Obligations	9.3
Residential Mortgage-Backed Securities	4.1
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	3.4
Collateralized Loan Obligations	2.3
Commercial Mortgage-Backed Securities	1.9
Telecommunications	1.3
Insurance	1.3
Oil & Gas	1.1
Pipelines	1.1
Pharmaceuticals	1.0
Media	0.8
Electric	0.7
Automobiles	0.7
Commercial Services	0.6
Auto Manufacturers	0.6
Biotechnology	0.5
Leisure Time	0.5
Diversified Financial Services	0.5
Healthcare-Services	0.5
Consumer Loans	0.5
Mining	0.4
Agriculture	0.4

Computers	0.4%
Chemicals	0.3
Real Estate Investment Trusts (REITs)	0.3
Semiconductors	0.3
Building Materials	0.3
Foods	0.3
Trucking & Leasing	0.2
Internet	0.1
Entertainment	0.1
Savings & Loans	0.1
Cosmetics/Personal Care	0.1
Healthcare-Products	0.1
Software	0.1
Transportation	0.1
Retail	0.1
Food Service	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1
Beverages	0.1
Engineering & Construction	0.1
Iron/Steel	0.0	*
Auto Parts & Equipment	0.0	*
Options Purchased	0.0	*
Lodging	0.0	*

	108.8
Options Written	(0.1)
Liabilities in excess of other assets	(8.7)

	100.0%

* Less than +/- 0.05%

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.0%

AFFILIATED MUTUAL FUNDS — 56.6%
AST AQR Emerging Markets Equity Portfolio*	13,218,488	$175,805,891
AST BlackRock Low Duration Bond Portfolio*	69,159	740,689
AST BlackRock/Loomis Sayles Bond Portfolio*	1,619,736	21,866,439
AST ClearBridge Dividend Growth Portfolio*	1,831,109	31,183,782
AST Cohen & Steers Realty Portfolio*	12,890,768	139,735,922
AST Global Real Estate Portfolio*	22,206,960	266,261,453
AST Goldman Sachs Large-Cap Value Portfolio*	420,203	12,555,654
AST Goldman Sachs Mid-Cap Growth Portfolio*	11,528,725	112,866,222
AST Goldman Sachs Small-Cap Value Portfolio*	4,332,527	100,774,583
AST Goldman Sachs Strategic Income Portfolio*	838,543	8,091,940
AST Government Money Market Portfolio	248,079	248,079
AST High Yield Portfolio*	25,248,093	252,480,933
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,436,539	41,343,601
AST International Growth Portfolio*	14,593,268	264,575,953
AST International Value Portfolio*	18,002,372	382,010,325
AST Jennison Large-Cap Growth Portfolio* .	463,060	14,980,001
AST Loomis Sayles Large-Cap Growth Portfolio*	511,006	25,657,631
AST Lord Abbett Core Fixed Income Portfolio*	5,586,912	69,668,793
AST MFS Growth Portfolio*	527,898	13,165,776
AST MFS Large-Cap Value Portfolio*	2,633,604	51,302,610
AST Neuberger Berman Long/Short Portfolio*	1,000,000	11,070,000
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	3,343,748	114,556,821
AST Parametric Emerging Markets Equity Portfolio*	8,162,409	84,072,815
AST Prudential Core Bond Portfolio*	6,708,068	81,234,704
AST QMA International Core Equity Portfolio*	11,375,590	143,559,951
AST QMA US Equity Alpha Portfolio*	6,246,641	189,023,359
AST Small-Cap Growth Opportunities Portfolio*	309,489	6,356,909
AST Small-Cap Growth Portfolio*	177,300	7,978,501
AST Small-Cap Value Portfolio*	3,737,302	103,598,025
AST T. Rowe Price Large-Cap Growth Portfolio*	392,912	14,282,363
AST T. Rowe Price Large-Cap Value Portfolio*	2,820,742	41,464,914
AST T. Rowe Price Natural Resources Portfolio*	2,003,928	44,246,730
AST WEDGE Capital Mid-Cap Value Portfolio*	4,851,528	120,511,964
AST Wellington Management Real Total Return Portfolio*	1,400,000	12,740,000

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*	4,324,641	$54,663,457

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,144,167,028)(w)		3,014,676,790

COMMON STOCKS — 8.6%
Aerospace & Defense — 0.1%
BWX Technologies, Inc.(u)	10,000	635,300
Curtiss-Wright Corp.	1,500	202,605
Harris Corp.(u)	3,800	612,864
Huntington Ingalls Industries, Inc.(u)	2,000	515,520
MTU Aero Engines AG (Germany)	146	24,607
Saab AB (Sweden) (Class B Stock)	1,412	64,047
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	8,400	703,080

		2,758,023

Air Freight & Logistics — 0.1%
bpost SA (Belgium)	5,265	118,951
Deutsche Post AG (Germany)	1,239	54,267
FedEx Corp.	23,148	5,558,066

		5,731,284

Airlines — 0.1%
Air Canada (Canada)*	13,057	271,305
ANA Holdings, Inc. (Japan)	3,900	151,126
Deutsche Lufthansa AG (Germany)(u)	53,728	1,717,553
Japan Airlines Co. Ltd. (Japan)	16,100	655,530
Southwest Airlines Co.	1,100	63,008

		2,858,522

Auto Components — 0.0%
BorgWarner, Inc.(u)	9,600	482,208
Brembo SpA (Italy)	858	13,263
Cooper-Standard Holdings, Inc.*	1,300	159,653
Hella GmbH & Co. KGaA (Germany)	1,616	106,383
Lear Corp.(u)	2,100	390,789
Linamar Corp. (Canada)	819	44,740
Magna International, Inc. (Canada)	288	16,222
NHK Spring Co. Ltd. (Japan)	12,600	134,942
Tenneco, Inc.	5,100	279,837

		1,628,037

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	3,413	371,232
Daimler AG (Germany)	1,978	168,526
Honda Motor Co. Ltd. (Japan)	1,300	45,002
Isuzu Motors Ltd. (Japan)	7,600	116,443
Mazda Motor Corp. (Japan)	6,400	85,592
Nissan Motor Co. Ltd. (Japan)	32,000	330,309
Peugeot SA (France)	32,313	778,078
Subaru Corp. (Japan)	2,300	76,136
Suzuki Motor Corp. (Japan)	5,500	298,613
Thor Industries, Inc.(u)	5,200	598,884
Toyota Motor Corp. (Japan)	500	32,466

		2,901,281

Banks — 0.2%
ABN AMRO Group NV (Netherlands), CVA, 144A	9,447	284,859
Aozora Bank Ltd. (Japan)	5,800	232,791

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain)	19,328	$153,070
Banco de Sabadell SA (Spain)	15,797	32,312
Banco Santander SA (Spain)	44,729	292,769
Bank of America Corp.(u)	21,800	653,782
Bank of Ireland Group PLC (Ireland)*	2,773	24,300
Bankia SA (Spain)	3,420	15,342
Bankinter SA (Spain)	2,005	20,642
BankUnited, Inc.	2,300	91,954
BNP Paribas SA (France)	3,152	233,755
CaixaBank SA (Spain)	7,914	37,731
Canadian Imperial Bank of Commerce (Canada)	414	36,543
CFE Capital S de RL de CV (Mexico)*	588,077	616,219
CFE Capital S de RL de CV (Mexico), 144A*	2,316,420	2,427,272
Citizens Financial Group, Inc.(u)	14,500	608,710
Commerzbank AG (Germany)*	3,173	41,193
Credit Agricole SA (France)	3,145	51,279
Danske Bank A/S (Denmark)(u)	13,994	524,331
DNB ASA (Norway)	7,719	152,043
Erste Group Bank AG (Austria)*	831	41,777
Financial Institutions, Inc.	3,500	103,600
First Interstate BancSystem, Inc. (Class A Stock)	1,500	59,325
ING Groep NV (Netherlands)	11,506	194,166
Intesa Sanpaolo SpA (Italy)(u)	313,462	1,141,318
Intesa Sanpaolo SpA (Italy), RSP	2,776	10,515
JPMorgan Chase & Co.(u)	6,900	758,793
Jyske Bank A/S (Denmark)	2,235	132,881
KBC Group NV (Belgium)	5,098	443,929
Kyushu Financial Group, Inc. (Japan)(u)	4,900	24,472
Mediobanca Banca di Credito Finanziario SpA (Italy)	60,611	712,568
Mizuho Financial Group, Inc. (Japan)	53,400	97,315
National Bank of Canada (Canada)	276	12,991
Nordea Bank AB (Sweden)	6,196	66,298
Raiffeisen Bank International AG (Austria)*	348	13,554
Resona Holdings, Inc. (Japan)	39,200	210,698
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	3,265	34,303
Societe Generale SA (France)	2,276	123,611
Swedbank AB (Sweden) (Class A Stock)	6,388	143,541
Toronto-Dominion Bank (The) (Canada)	626	35,524
UniCredit SpA (Italy)*	5,433	113,555
Unione di Banche Italiane SpA (Italy)	2,624	11,990
Yamaguchi Financial Group, Inc. (Japan)	10,000	123,749

		11,141,370

Beverages — 0.0%
Ito En Ltd. (Japan)	400	15,657
Kirin Holdings Co. Ltd. (Japan)	6,400	170,381
National Beverage Corp.	1,200	106,824

		292,862

Biotechnology — 0.1%
AbbVie, Inc.(u)	7,000	662,550
Acorda Therapeutics, Inc.*	5,500	130,075
Alexion Pharmaceuticals, Inc.*(u)	4,700	523,862
Amgen, Inc.(u)	3,700	630,776

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Biogen, Inc.*(u)	2,100	$575,022
Celgene Corp.*(u)	6,300	562,023
Eagle Pharmaceuticals, Inc.*	2,400	126,456
Emergent BioSolutions, Inc.*	2,300	121,095
Enanta Pharmaceuticals, Inc.*	1,500	121,365
Exelixis, Inc.*(u)	20,800	460,720
FibroGen, Inc.*	3,600	166,320
Genomic Health, Inc.*	2,300	71,967
Gilead Sciences, Inc.(u)	5,200	392,028
Halozyme Therapeutics, Inc.*	10,100	197,859
Idorsia Ltd. (Switzerland)*	759	18,259
Vanda Pharmaceuticals, Inc.*	7,000	117,950

		4,878,327

Building Products — 0.0%
Asahi Glass Co. Ltd. (Japan)	1,800	75,433
Builders FirstSource, Inc.*	8,300	164,672
Cie de Saint-Gobain (France)	6,449	340,540
Continental Building Products, Inc.*	4,800	137,040
dormakaba Holding AG (Switzerland)*	109	85,358
Masco Corp.	7,700	311,388
NCI Building Systems, Inc.*	2,100	37,170
Patrick Industries, Inc.*	4,225	261,316
Universal Forest Products, Inc.	3,700	120,065

		1,532,982

Capital Markets — 0.1%
Affiliated Managers Group, Inc.	900	170,622
Ameriprise Financial, Inc.(u)	2,400	355,056
BGC Partners, Inc. (Class A Stock)	3,300	44,385
Daiwa Securities Group, Inc. (Japan)	20,000	128,718
Deutsche Boerse AG (Germany)	3,943	539,022
Evercore, Inc. (Class A Stock)	1,100	95,920
Houlihan Lokey, Inc.	2,000	89,200
INTL. FCStone, Inc.*	2,200	93,896
Invesco Ltd.	7,300	233,673
LPL Financial Holdings, Inc.	1,800	109,926
Natixis SA (France)	2,793	22,917
Partners Group Holding AG (Switzerland)(u)	312	232,167
Penson Technologies LLC (Class B Stock), UTS(original cost $146,087; purchased 06/03/14)^(f)(u)	1,248,607	12,324
Raymond James Financial, Inc.(u)	4,000	357,640
S&P Global, Inc.(u)	3,200	611,392
Stifel Financial Corp.	2,500	148,075
TD Ameritrade Holding Corp.(u)	8,800	521,224

		3,766,157

Chemicals — 0.1%
AdvanSix, Inc.*	800	27,824
Akzo Nobel NV (Netherlands)	992	93,727
Chemours Co. (The)(u)	14,200	691,682
Covestro AG (Germany), 144A	8,691	855,779
Evonik Industries AG (Germany)	5,686	200,508
Huntsman Corp.(u)	17,300	506,025
Ingevity Corp.*	2,900	213,701
Koninklijke DSM NV (Netherlands)	696	69,180
Koppers Holdings, Inc.*	2,000	82,200
Kuraray Co. Ltd. (Japan)(u)	10,000	173,383

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)(u)	6,200	$655,216
Mitsubishi Gas Chemical Co., Inc. (Japan)(u)	9,600	231,674
Mitsui Chemicals, Inc. (Japan)	1,000	31,749
Olin Corp.	5,800	176,262
PolyOne Corp.	4,000	170,080
Sika AG (Switzerland)(u)	58	454,961
Solvay SA (Belgium)	2,898	402,763
Stepan Co.	2,800	232,904
Tosoh Corp. (Japan)(u)	9,400	185,373
Trinseo SA(u)	6,200	459,110
Umicore SA (Belgium)	6,031	319,494
Westlake Chemical Corp.(u)	5,100	566,865

		6,800,460

Commercial Services & Supplies — 0.0%
Brink’s Co. (The)	3,800	271,130
Deluxe Corp.	2,000	148,020
Herman Miller, Inc.	4,500	143,775
ISS A/S (Denmark)	3,198	118,771
KAR Auction Services, Inc.	700	37,940
Knoll, Inc.	1,600	32,304
Quad/Graphics, Inc.	2,700	68,445
Securitas AB (Sweden) (Class B Stock)	5,319	90,564
Steelcase, Inc. (Class A Stock)	7,700	104,720

		1,015,669

Communications Equipment — 0.0%
ARRIS International PLC*	10,800	286,956
CommScope Holding Co., Inc.*	2,100	83,937
F5 Networks, Inc.*	800	115,688
Plantronics, Inc.	3,300	199,221

		685,802

Construction & Engineering — 0.6%
Argan, Inc.	2,600	111,670
Bouygues SA (France)	6,800	340,940
Eiffage SA (France)	120,335	13,705,119
EMCOR Group, Inc.(u)	8,300	646,819
Ferrovial SA (Spain)	207,578	4,339,986
Fluor Corp.	3,800	217,436
HOCHTIEF AG (Germany)	635	118,700
Kajima Corp. (Japan)(u)	50,000	470,068
MasTec, Inc.*	5,300	249,365
NCC AB (Sweden) (Class B Stock)	2,697	51,418
Obayashi Corp. (Japan)(u)	43,400	478,088
Quanta Services, Inc.*	2,900	99,615
Shimizu Corp. (Japan)(u)	17,400	155,221
Taisei Corp. (Japan)	7,300	374,415
Vinci SA (France)	115,120	11,338,768

		32,697,628

Construction Materials — 0.0%
CRH PLC (Ireland)	3,652	123,700
Eagle Materials, Inc.	2,400	247,320
HeidelbergCement AG (Germany)	490	48,139

		419,159

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.1%
Capital One Financial Corp.	22,672	$2,172,431
Discover Financial Services	26,273	1,889,817
Navient Corp.(u)	28,700	376,544
Nelnet, Inc. (Class A Stock)(u)	13,500	707,535
Synchrony Financial	53,676	1,799,756

		6,946,083

Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)	5,700	297,825
Owens-Illinois, Inc.*(u)	17,500	379,050

		676,875

Distributors — 0.0%
LKQ Corp.*(u)	16,800	637,560

Diversified Consumer Services — 0.0%
Education Management Corp.*(u)	712,561	2,708
Grand Canyon Education, Inc.*	2,800	293,776

		296,484

Diversified Financial Services — 0.0%
Leucadia National Corp.	3,700	84,101
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,600	21,566

		105,667

Diversified Telecommunication Services — 0.0%
Nippon Telegraph & Telephone Corp. (Japan)	9,500	443,204
Proximus SADP (Belgium)(u)	7,039	218,858
TDC A/S (Denmark)*	25,167	208,548
Verizon Communications, Inc.	7,000	334,740

		1,205,350

Electric Utilities — 0.9%
American Electric Power Co., Inc.	125,680	8,620,391
EDP - Energias de Portugal SA (Portugal)	555	2,109
Enel SpA (Italy)(u)	1,784,412	10,919,209
Exelon Corp.(u)	139,139	5,427,812
Great Plains Energy, Inc.	117,500	3,735,325
Kansai Electric Power Co., Inc. (The) (Japan)	1,500	19,612
NextEra Energy, Inc.	83,912	13,705,348
Pampa Energia SA (Argentina), ADR*(a)	48,895	2,914,142
PPL Corp.(u)	17,000	480,930
Terna Rete Elettrica Nazionale SpA (Italy)	14,332	83,755
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	36,200	141,795

		46,050,428

Electrical Equipment — 0.0%
AMETEK, Inc.	4,300	326,671
Atkore International Group, Inc.*	3,200	63,520
EnerSys	2,300	159,551
Philips Lighting NV (Netherlands), 144A	6,409	240,960
Regal Beloit Corp.	3,300	242,055

		1,032,757

Electronic Equipment, Instruments & Components — 0.1%
Anixter International, Inc.*	3,400	257,550
Arrow Electronics, Inc.*(u)	4,600	354,292

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Avnet, Inc.	4,200	$175,392
Benchmark Electronics, Inc.	1,200	35,820
CDW Corp.(u)	10,300	724,193
Gerber Scientific Escrow Shares^(u)	101,412	—
Hitachi High-Technologies Corp. (Japan)	3,000	142,616
Hitachi Ltd. (Japan)	3,000	21,851
Insight Enterprises, Inc.*	2,500	87,325
IPG Photonics Corp.*(u)	1,500	350,070
Itron, Inc.*	600	42,930
Nippon Electric Glass Co. Ltd. (Japan)	1,300	37,685
ScanSource, Inc.*	1,800	63,990
SYNNEX Corp.	2,400	284,160
Trimble, Inc.*	2,000	71,760
Vishay Intertechnology, Inc.	3,900	72,540

		2,722,174

Energy Equipment & Services — 0.0%
Halliburton Co.	1,300	61,022
Helmerich & Payne, Inc.(u)	8,400	559,104
McDermott International, Inc.*	19,900	121,191
Subsea 7 SA (United Kingdom)	13,633	175,479
Unit Corp.*	7,100	140,296

		1,057,092

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Assets Trust, Inc.	4,400	147,004
American Homes 4 Rent (Class A Stock)	6,000	120,480
American Tower Corp.	58,709	8,532,766
Apple Hospitality REIT, Inc.	10,600	186,242
Ashford Hospitality Trust, Inc.	9,900	63,954
Brixmor Property Group, Inc.(u)	31,100	474,275
CoreCivic, Inc.	16,500	322,080
DDR Corp.	40,200	294,666
DiamondRock Hospitality Co.	5,400	56,376
Equinix, Inc.	11,030	4,612,084
Forest City Realty Trust, Inc. (Class A Stock)	13,700	277,562
Franklin Street Properties Corp.	16,800	141,288
GEO Group, Inc. (The)(u)	24,450	500,492
Gramercy Property Trust	8,700	189,051
HCP, Inc.	8,000	185,840
Hospitality Properties Trust	8,800	222,992
Lexington Realty Trust	17,400	136,938
Outfront Media, Inc.	6,600	123,684
Paramount Group, Inc.	3,700	52,688
Park Hotels & Resorts, Inc.	12,000	324,240
Ramco-Gershenson Properties Trust	7,200	88,992
Retail Properties of America, Inc. (Class A Stock)	12,800	149,248
Ryman Hospitality Properties, Inc.	2,500	193,625
SBA Communications Corp.*	40,759	6,966,528
Senior Housing Properties Trust	7,300	114,318
Spirit Realty Capital, Inc.(u)	76,200	591,312
Summit Hotel Properties, Inc.	7,200	97,992
VEREIT, Inc.(u)	70,300	489,288
Washington Prime Group, Inc.	5,700	38,019
WP Carey, Inc.	3,300	204,567
Xenia Hotels & Resorts, Inc.	4,600	90,712

		25,989,303

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.0%
Kesko OYJ (Finland) (Class B Stock)	1,030	$58,990
Koninklijke Ahold Delhaize NV (Netherlands)	1,564	37,060
Kroger Co. (The)(u)	20,000	478,800
Matsumotokiyoshi Holdings Co. Ltd. (Japan)(u)	1,700	72,028
Performance Food Group Co.*	4,100	122,385
Welcia Holdings Co. Ltd. (Japan)	1,400	63,046

		832,309

Food Products — 0.1%
Barry Callebaut AG (Switzerland)	35	68,452
Conagra Brands, Inc.(u)	13,600	501,568
Ezaki Glico Co. Ltd. (Japan)(u)	300	15,923
Ingredion, Inc.	300	38,676
Kewpie Corp. (Japan)(u)	2,400	65,674
Lamb Weston Holdings, Inc.	4,466	260,011
Leroy Seafood Group ASA (Norway)	29,617	183,902
Marine Harvest ASA (Norway)	31,982	646,467
NH Foods Ltd. (Japan)(u)	5,000	205,303
Pilgrim’s Pride Corp.*	13,200	324,852
Salmar ASA (Norway)	3,123	128,591
Sanderson Farms, Inc.	1,400	166,628
Suedzucker AG (Germany)	6,467	109,723
Toyo Suisan Kaisha Ltd. (Japan)(u)	3,300	130,405
Tyson Foods, Inc. (Class A Stock)(u)	9,900	724,581

		3,570,756

Gas Utilities — 0.3%
Atmos Energy Corp.	2,100	176,904
ENN Energy Holdings Ltd. (China)	476,033	4,279,016
Infraestructura Energetica Nova SAB de CV (Mexico)	631,825	3,090,312
Italgas SpA (Italy)	1,650,254	9,860,839
Osaka Gas Co. Ltd. (Japan)	2,600	51,711
Tokyo Gas Co. Ltd. (Japan)	800	21,376
UGI Corp.(u)	15,600	692,952

		18,173,110

Health Care Equipment & Supplies — 0.1%
ABIOMED, Inc.*(u)	1,200	349,188
Align Technology, Inc.*(u)	2,000	502,260
Atrion Corp.	280	176,764
Baxter International, Inc.(u)	7,300	474,792
Cantel Medical Corp.	1,400	155,974
DENTSPLY SIRONA, Inc.	6,700	337,077
DiaSorin SpA (Italy)	890	80,169
Edwards Lifesciences Corp.*(u)	3,500	488,320
GN Store Nord A/S (Denmark)	7,567	268,385
Hill-Rom Holdings, Inc.	4,100	356,700
IDEXX Laboratories, Inc.*(u)	4,000	765,560
Inogen, Inc.*	1,400	171,976
Integer Holdings Corp.*	700	39,585
Koninklijke Philips NV (Netherlands)	4,884	187,018
Masimo Corp.*(u)	5,900	518,905
Rotech Healthcare, Inc.^	5,517	—
Sonova Holding AG (Switzerland)	580	92,210
Straumann Holding AG (Switzerland)(u)	218	137,546

		5,102,429

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 0.1%
Alfresa Holdings Corp. (Japan)	2,200	$49,678
Centene Corp.*(u)	5,000	534,350
Express Scripts Holding Co.*(u)	9,000	621,720
Magellan Health, Inc.*	2,500	267,750
Medipal Holdings Corp. (Japan)	3,000	62,613
MEDNAX, Inc.*	2,500	139,075
Molina Healthcare, Inc.*	1,700	138,006
National HealthCare Corp.	500	29,815
Suzuken Co. Ltd. (Japan)	400	16,831
UnitedHealth Group, Inc.(u)	3,500	749,000
WellCare Health Plans, Inc.*(u)	3,900	755,157

		3,363,995

Health Care Technology — 0.0%
athenahealth, Inc.*	1,200	171,636
Cerner Corp.*(u)	6,300	365,400
Cotiviti Holdings, Inc.*	2,200	75,768
Veeva Systems, Inc. (Class A Stock)*(u)	10,400	759,408

		1,372,212

Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)	8,670	468,395
Autogrill SpA (Italy)	10,202	131,335
Biglari Holdings, Inc.*	500	204,205
BJ’s Restaurants, Inc.	1,100	49,390
Bloomin’ Brands, Inc.	5,100	123,828
Extended Stay America, Inc., UTS	11,900	235,263
Hilton Grand Vacations, Inc.*	6,200	266,724
Hilton Worldwide Holdings, Inc.(u)	7,000	551,320
Hyatt Hotels Corp. (Class A Stock)	1,100	83,886
Kindred Group PLC (Malta), SDR	2,168	29,744
McDonald’s Holdings Co. Japan Ltd. (Japan)	2,600	123,047
Ruth’s Hospitality Group, Inc.	2,800	68,460
Texas Roadhouse, Inc.(u)	8,200	473,796
Yum China Holdings, Inc. (China)	4,200	174,300

		2,983,693

Household Durables — 0.0%
Electrolux AB (Sweden) (Class B Stock)	1,196	37,769
Haseko Corp. (Japan)(u)	26,900	414,024
Husqvarna AB (Sweden) (Class B Stock)	5,573	53,876
La-Z-Boy, Inc.(u)	12,800	383,360
NVR, Inc.*	100	280,000
Taylor Morrison Home Corp. (Class A Stock)*	8,900	207,192

		1,376,221

Household Products — 0.0%
Essity AB (Sweden) (Class B Stock)*	1,281	35,501
Lion Corp. (Japan)(u)	18,300	375,548

		411,049

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.(u)	50,000	568,500
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	14,751,312	5,554,353
NRG Energy, Inc.(u)	394,005	12,028,973
NTPC Ltd. (India)	2,876,905	7,521,627

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Uniper SE (Germany)(u)	17,245	$525,544

		26,198,997

Industrial Conglomerates — 0.0%
Rheinmetall AG (Germany)	2,769	393,046

Insurance — 0.1%
Aegon NV (Netherlands)	39,424	265,987
American Equity Investment Life Holding Co.	4,800	140,928
American Financial Group, Inc.(u)	6,900	774,318
ASR Nederland NV (Netherlands)	3,701	158,248
Assured Guaranty Ltd.	2,600	94,120
Athene Holding Ltd. (Class A Stock)*	500	23,905
Baloise Holding AG (Switzerland)	176	26,925
CNA Financial Corp.	1,300	64,155
Genworth Financial, Inc. (Class A Stock)*	9,000	25,470
Hannover Rueck SE (Germany)	742	101,233
Helvetia Holding AG (Switzerland)	44	26,230
NN Group NV (Netherlands)	7,950	353,219
Old Republic International Corp.(u)	23,100	495,495
Poste Italiane SpA (Italy), 144A(u)	72,208	659,574
Swiss Life Holding AG (Switzerland)*	143	50,961
Talanx AG (Germany)	2,746	119,399
Tryg A/S (Denmark)	681	15,867
Unum Group(u)	11,900	566,559

		3,962,593

Internet & Direct Marketing Retail — 0.0%
FTD Cos., Inc.*	2,520	9,173
Groupon, Inc.*	51,900	225,246
Liberty Interactive Corp. QVC Group (Class A Stock)*(u)	17,700	445,509
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	5,500	59,125
Nutrisystem, Inc.	3,300	88,935
PetMed Express, Inc.	1,800	75,150
Start Today Co. Ltd. (Japan)	1,300	33,836

		936,974

Internet Software & Services — 0.0%
Alphabet, Inc. (Class C Stock)*(u)	702	724,317
Blucora, Inc.*	5,400	132,840
Envestnet, Inc.*	2,100	120,330
Etsy, Inc.*(u)	17,400	488,244
Facebook, Inc. (Class A Stock)*(u)	2,600	415,454
Mixi, Inc. (Japan)	3,100	115,985
Yelp, Inc.*	900	37,575

		2,034,745

IT Services — 0.1%
Aspire Holdings Ltd.^	64,356	1
Atos SE (France)	2,513	344,305
Automatic Data Processing, Inc.	2,700	306,396
Booz Allen Hamilton Holding Corp.(u)	13,200	511,104
CACI International, Inc. (Class A Stock)*	1,600	242,160
Capgemini SE (France)	4,624	576,958
CGI Group, Inc. (Canada) (Class A Stock)*	957	55,191
Cognizant Technology Solutions Corp. (Class A Stock)(u)	7,900	635,950

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
EPAM Systems, Inc.*	2,100	$240,492
Fujitsu Ltd. (Japan)	18,000	109,385
Itochu Techno-Solutions Corp. (Japan)	12,200	252,031
Leidos Holdings, Inc.(u)	9,200	601,680
MAXIMUS, Inc.	3,700	246,938
Otsuka Corp. (Japan)	2,600	132,555
Science Applications International Corp.	2,000	157,600
Syntel, Inc.*	3,700	94,461
Total System Services, Inc.(u)	8,800	759,088
Travelport Worldwide Ltd.	11,600	189,544

		5,455,839

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	7,800	252,437
Polaris Industries, Inc.	1,700	194,684
Sega Sammy Holdings, Inc. (Japan)(u)	15,700	254,377
Vista Outdoor, Inc.*	2,800	45,696

		747,194

Life Sciences Tools & Services — 0.0%
Bruker Corp.	11,100	332,112
Charles River Laboratories International, Inc.*(u)	5,800	619,092
Illumina, Inc.*(u)	2,400	567,408
Lonza Group AG (Switzerland)*(u)	2,451	578,042

		2,096,654

Machinery — 0.1%
AGCO Corp.	3,400	220,490
Colfax Corp.*	4,200	133,980
Crane Co.	2,600	241,124
Cummins, Inc.(u)	2,500	405,225
Dover Corp.	3,400	333,948
Fortive Corp.	500	38,760
Georg Fischer AG (Switzerland)(u)	215	287,858
Global Brass & Copper Holdings, Inc.	2,000	66,900
Harsco Corp.*	4,100	84,665
Hillenbrand, Inc.	3,000	137,700
Hyster-Yale Materials Handling, Inc	300	20,979
IDEX Corp.	1,200	171,012
ITT, Inc.	1,400	68,572
JTEKT Corp. (Japan)	1,100	16,208
MAN SE (Germany)	328	38,248
Oshkosh Corp.(u)	7,100	548,617
SPX FLOW, Inc.*	800	39,352
Sumitomo Heavy Industries Ltd. (Japan)	500	19,104
Terex Corp.(u)	11,100	415,251
Timken Co. (The)	1,900	86,640
Wabash National Corp.	4,300	89,483

		3,464,116

Marine — 0.0%
Kuehne + Nagel International AG (Switzerland)	469	73,870
Matson, Inc.	2,200	63,008

		136,878

Media — 0.0%
Discovery Communications, Inc. (Class C Stock)*	3,300	64,416

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Friendfinder Networks, Inc.(original cost $54,485; purchased 05/01/14)^(f)	641	$822
Hakuhodo DY Holdings, Inc. (Japan)	2,900	40,032
John Wiley & Sons, Inc. (Class A Stock)	2,000	127,400
News Corp. (Class A Stock)	12,600	199,080
Quebecor, Inc. (Canada) (Class B Stock)	3,023	57,792
TEGNA, Inc.	16,100	183,379
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,800	38,287

		711,208

Metals & Mining — 0.1%
Agnico Eagle Mines Ltd. (Canada)	1,029	43,289
Aurubis AG (Germany)	3,880	326,088
Boliden AB (Sweden)	21,671	762,568
Commercial Metals Co.	9,100	186,186
Franco-Nevada Corp. (Canada)	801	54,650
Freeport-McMoRan, Inc.*(u)	38,200	671,174
Goldcorp, Inc. (Canada)	1,216	16,791
Hitachi Metals Ltd. (Japan)	1,300	15,279
JFE Holdings, Inc. (Japan)	6,800	137,165
Kinross Gold Corp. (Canada)*	15,639	61,786
Lundin Mining Corp. (Canada)	2,838	18,614
Mitsubishi Materials Corp. (Japan)	1,500	44,464
Outokumpu OYJ (Finland)	11,210	76,449
Reliance Steel & Aluminum Co.	2,800	240,072
Salzgitter AG (Germany)	881	45,068
Southern Copper Corp. (Peru)	600	32,508
Steel Dynamics, Inc.(u)	16,700	738,474
United States Steel Corp.(u)	11,600	408,204
Worthington Industries, Inc.	4,700	201,724

		4,080,553

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.	3,000	52,110
Chimera Investment Corp.	7,560	131,620
Invesco Mortgage Capital, Inc.(u)	22,400	366,912
Ladder Capital Corp.	6,900	104,052

		654,694

Multiline Retail — 0.0%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	193	25,377
Dollarama, Inc. (Canada)	787	95,648
Izumi Co. Ltd. (Japan)	300	20,231
Macy’s, Inc.(u)	26,700	794,058
Ryohin Keikaku Co. Ltd. (Japan)	700	233,864

		1,169,178

Multi-Utilities — 0.3%
A2A SpA (Italy)	164,726	315,098
CenterPoint Energy, Inc.(u)	18,200	498,680
E.ON SE (Germany)	261,064	2,900,971
Hera SpA (Italy)	37,021	135,650
MDU Resources Group, Inc.	11,100	312,576
Public Service Enterprise Group, Inc.	98,364	4,941,807
Sempra Energy(a)	78,630	8,745,229

		17,850,011

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp.(u)	9,700	$585,977
Andeavor	1,700	170,952
ARC Resources Ltd. (Canada)	4,152	45,247
Blue Ridge Mountain Resources, Inc.*^	19,154	166,640
Canadian Natural Resources Ltd. (Canada) .	631	19,836
Cenovus Energy, Inc. (Canada)	3,451	29,384
Cheniere Energy Partners LP Holdings LLC	175,645	4,849,558
Cheniere Energy, Inc.*	103,528	5,533,572
ConocoPhillips(u)	10,200	604,758
CVR Energy, Inc.	4,800	145,056
Devon Energy Corp.(u)	16,000	508,640
Encana Corp. (Canada)	4,662	51,275
Eni SpA (Italy)	8,622	151,879
Idemitsu Kosan Co. Ltd. (Japan)	13,300	508,869
Inpex Corp. (Japan)	91,200	1,131,731
JXTG Holdings, Inc. (Japan)	259,900	1,584,501
Kosmos Energy Ltd. (Ghana)*	6,500	40,950
Laredo Petroleum, Inc.*	21,900	190,749
Marathon Petroleum Corp.(u)	10,600	774,966
Murphy Oil Corp.	6,300	162,792
Neste OYJ (Finland)	12,699	883,915
Newfield Exploration Co.*(u)	18,300	446,886
ONEOK, Inc.	135,861	7,733,208
Pembina Pipeline Corp. (Canada)(a)	254,240	7,939,915
Peyto Exploration & Development Corp. (Canada)	2,818	23,623
Phillips 66(u)	6,100	585,112
Quicksilver Resources, Inc., Physical Shares(original cost $0; purchased 10/28/16)^(f)	1,572	18,635
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	2,098	26,055
Targa Resources Corp.	109,998	4,839,912
Tourmaline Oil Corp. (Canada)	5,769	97,840
TransCanada Corp. (Canada)	255,993	10,586,647
Valero Energy Corp.(u)	8,400	779,268
Whitecap Resources, Inc. (Canada)	3,363	20,569
Williams Cos., Inc. (The)	420,370	10,450,398
World Fuel Services Corp.	7,100	174,305

		61,863,620

Paper & Forest Products — 0.0%
Holmen AB (Sweden) (Class B Stock)	1,274	69,297
Louisiana-Pacific Corp.(u)	14,100	405,657
Stora Enso OYJ (Finland) (Class R Stock)	1,629	29,951
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	2,296	24,536
UPM-Kymmene OYJ (Finland)(u)	17,053	632,221
West Fraser Timber Co. Ltd. (Canada)	455	30,234

		1,191,896

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*	4,000	11,360
Kobayashi Pharmaceutical Co. Ltd. (Japan)	500	35,690
Nu Skin Enterprises, Inc. (Class A Stock)	900	66,339
Pola Orbis Holdings, Inc. (Japan)	9,900	412,703
Unilever NV (United Kingdom), CVA	377	21,280

		547,372

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 0.1%
Astellas Pharma, Inc. (Japan)(u)	23,000	$351,808
Endo International PLC*	23,800	141,372
H. Lundbeck A/S (Denmark)	5,757	323,350
Hisamitsu Pharmaceutical Co., Inc. (Japan)	200	15,461
Mallinckrodt PLC*	6,800	98,464
Mitsubishi Tanabe Pharma Corp. (Japan)(u)	12,300	248,501
Otsuka Holdings Co. Ltd. (Japan)	1,600	80,255
Recordati SpA (Italy)	5,485	202,371
Roche Holding AG (Switzerland)(u)	1,447	331,938
Sawai Pharmaceutical Co. Ltd. (Japan)	2,300	101,143
Shionogi & Co. Ltd. (Japan)	1,000	52,074
Sumitomo Dainippon Pharma Co. Ltd. (Japan)(u)	14,700	245,571
Supernus Pharmaceuticals, Inc.*	3,700	169,460
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	200	19,773
UCB SA (Belgium)	1,589	129,406
Valeant Pharmaceuticals International, Inc.*	3,238	51,548
Zoetis, Inc.(u)	7,100	592,921

		3,155,416

Professional Services — 0.1%
Adecco Group AG (Switzerland)(u)	9,836	700,618
CoStar Group, Inc.*	900	326,412
DKSH Holding AG (Switzerland)	1,040	84,572
ICF International, Inc.	1,100	64,295
Insperity, Inc.(u)	6,800	472,940
ManpowerGroup, Inc.	1,900	218,690
Randstad Holding NV (Netherlands)	6,365	419,200
Resources Connection, Inc.	1,600	25,920
Robert Half International, Inc.	3,100	179,459
Wolters Kluwer NV (Netherlands)	7,880	419,097

		2,911,203

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*(u)	16,800	793,296
Marcus & Millichap, Inc.*	2,500	90,150

		883,446

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	200	38,169
CSX Corp.	111,627	6,218,740
DSV A/S (Denmark)	3,169	250,187
East Japan Railway Co. (Japan)	100	9,349
Genesee & Wyoming, Inc. (Class A Stock)*	77,648	5,496,702
Jack Cooper Holdings Corp.^	250	—
Kyushu Railway Co. (Japan)	3,900	121,667
Landstar System, Inc.	2,600	285,090
Nippon Express Co. Ltd. (Japan)	5,500	363,902
Norfolk Southern Corp.(u)	26,371	3,580,654
Old Dominion Freight Line, Inc.(u)	3,900	573,183
Union Pacific Corp.	61,748	8,300,784
West Japan Railway Co. (Japan)	300	21,269

		25,259,696

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc.*(u)	8,100	517,590
Amkor Technology, Inc.*	6,900	69,897
Applied Materials, Inc.(u)	13,500	750,735
ASM International NV (Netherlands)	5,383	393,625

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cabot Microelectronics Corp.	1,600	$171,376
Cirrus Logic, Inc.*	2,200	89,386
Entegris, Inc.	8,600	299,280
MKS Instruments, Inc.(u)	5,600	647,640
ON Semiconductor Corp.*(u)	30,700	750,922
Semtech Corp.*	1,500	58,575
SMART Global Holdings, Inc.*	2,200	109,648
Teradyne, Inc.(u)	12,100	553,091
Ultra Clean Holdings, Inc.*	6,900	132,825
Versum Materials, Inc.	4,100	154,283

		4,698,873

Software — 0.2%
Activision Blizzard, Inc.(u)	10,100	681,346
Adobe Systems, Inc.*(u)	3,500	756,280
ANSYS, Inc.*(u)	2,700	423,063
Aspen Technology, Inc.*(u)	4,800	378,672
Cadence Design Systems, Inc.*	8,700	319,899
CDK Global, Inc.	1,800	114,012
Dell Technologies, Inc. (Class V Stock)*(u)	7,700	563,717
Fortinet, Inc.*(u)	11,900	637,602
GungHo Online Entertainment, Inc. (Japan)	48,500	160,016
Intuit, Inc.	1,700	294,695
MicroStrategy, Inc. (Class A Stock)*	800	103,192
Nexon Co. Ltd. (Japan)*	4,400	74,596
Oracle Corp. (Japan)	3,100	257,281
Paycom Software, Inc.*	1,800	193,302
Progress Software Corp.	7,100	272,995
Qualys, Inc.*	1,700	123,675
Software AG (Germany)	5,463	286,381
Square Enix Holdings Co. Ltd. (Japan)	9,500	429,053
SS&C Technologies Holdings, Inc.(u)	10,600	568,584
Synopsys, Inc.*(u)	8,900	740,836
Temenos Group AG (Switzerland)*(u)	4,371	524,124
Verint Systems, Inc.*	1,200	51,120

		7,954,441

Specialty Retail — 0.1%
ABC-Mart, Inc. (Japan)	300	19,756
Asbury Automotive Group, Inc.*	3,200	216,000
Burlington Stores, Inc.*(u)	6,300	838,845
Dick’s Sporting Goods, Inc.(u)	21,100	739,555
Genesco, Inc.*	3,400	138,040
Group 1 Automotive, Inc.	1,400	91,476
Hikari Tsushin, Inc. (Japan)	1,000	161,306
Michaels Cos., Inc. (The)*	14,300	281,853
Nitori Holdings Co. Ltd. (Japan)	100	17,537
Penske Automotive Group, Inc.	600	26,598
RH*(u)	5,900	562,152
Shimamura Co. Ltd. (Japan)(u)	2,700	336,658
Ulta Beauty, Inc.*(u)	2,200	449,394
Yamada Denki Co. Ltd. (Japan)(u)	55,600	337,865

		4,217,035

Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	3,600	83,475
Hewlett Packard Enterprise Co.(u)	29,000	508,660
HP, Inc.	14,600	320,032

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.(u)	6,100	$562,847

		1,475,014

Textiles, Apparel & Luxury Goods — 0.0%
Carter’s, Inc.	2,900	301,890
Columbia Sportswear Co.	600	45,858
Lululemon Athletica, Inc.*(u)	9,200	819,904
Moncler SpA (Italy)	8,688	330,650
PVH Corp.(u)	3,000	454,290
Skechers U.S.A., Inc. (Class A Stock)*(u)	12,300	478,347
Wolverine World Wide, Inc.	6,500	187,850

		2,618,789

Thrifts & Mortgage Finance — 0.0%
First Defiance Financial Corp.	1,200	68,784
MGIC Investment Corp.*	6,400	83,200
Walker & Dunlop, Inc.	2,100	124,782

		276,766

Tobacco — 0.0%
Japan Tobacco, Inc. (Japan)	4,000	114,268

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	2,100	153,090
BMC Stock Holdings, Inc.*	4,300	84,065
GMS, Inc.*	2,100	64,176
ITOCHU Corp. (Japan)(u)	22,400	437,409
Marubeni Corp. (Japan)	85,100	621,446
Mitsubishi Corp. (Japan)	17,300	465,700
Mitsui & Co. Ltd. (Japan)	10,400	178,962
MRC Global, Inc.*	15,500	254,820
MSC Industrial Direct Co., Inc. (Class A Stock)	2,000	183,420
Rexel SA (France)	7,487	126,828
Sojitz Corp. (Japan)	72,800	232,207
Sumitomo Corp. (Japan)	21,700	363,530
Toyota Tsusho Corp. (Japan)	1,400	47,312
WESCO International, Inc.*	3,400	210,970

		3,423,935

Transportation Infrastructure — 1.1%
Aena SME SA (Spain), 144A	43,898	8,851,755
Aeroports de Paris (France)	25,036	5,454,396
Atlantia SpA (Italy)	286,599	8,880,670
Enav SpA (Italy), 144A	591,370	3,156,889
Flughafen Zurich AG (Switzerland)	21,067	4,652,839
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,025	101,160
Getlink SE (France)	7,914	112,979
International Container Terminal Services, Inc. (Philippines)	1,072,159	2,064,245
Kamigumi Co. Ltd. (Japan)	7,000	156,919
Macquarie Atlas Roads Group (Australia)	1,000,962	4,466,076
Malaysia Airports Holdings Bhd (Malaysia)	1,479,348	3,392,130
Sydney Airport (Australia)	747,462	3,875,421
Transurban Group (Australia)	1,088,523	9,599,254
Westshore Terminals Investment Corp. (Canada)	362,312	6,265,620

		61,030,353

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities — 0.1%
American Water Works Co., Inc.	36,445	$2,993,228
SJW Group	900	47,439

		3,040,667

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	1,300	33,481
Telephone & Data Systems, Inc.	6,300	176,589

		210,070

TOTAL COMMON STOCKS (cost $400,267,681)		457,778,650

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	1,488	296,579

Banks — 0.0%
First Banks, Inc., Series C(original cost $73,850; purchased 08/09/13)^(f)	211	56,266

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,338	175,884

Oil, Gas & Consumable Fuels — 0.0%
Sanchez Energy Corp., 4.875%	14,850	227,057
Sanchez Energy Corp., 6.500%	8,000	140,251

		367,308

TOTAL PREFERRED STOCKS (cost $1,093,421)		896,037

	Units
RIGHTS* — 0.0%
Biotechnology — 0.0%
Ambit Biosciences Corp., CVR(original cost $0; purchased 11/12/14)^(f)(u)	11,080	13,688
Chelsea Therapeutics International Ltd., Escrow Shares, CVR (Ireland)(original cost $23,695; purchased 06/24/14)^(f)(u)	296,186	3

		13,691

Health Care Equipment & Supplies — 0.0%
American Medical Alert Corp., CVR^	27,759	3

TOTAL RIGHTS (cost $23,695)		13,694

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 1.2%
Energy Select Sector SPDR Fund	250,000	16,852,500
Financial Select Sector SPDR Fund(a)	1,100,000	30,327,000
iShares iBoxx $ Investment Grade Corporate Bond(a)	81,000	9,508,590
iShares JPMorgan USD Emerging Markets Bond	100	11,282
SPDR Bloomberg Barclays High Yield Bond(a)	127,500	4,570,875

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $59,122,926)		61,270,247

		Units	Value
WARRANTS* — 0.0%
Biotechnology — 0.0%
Bioptix, Inc., expiring 05/24/18		2,700	$—

Distributors — 0.0%
KBS Fashion Group Ltd., expiring 08/01/19		5,387	—

Diversified Consumer Services — 0.0%
Education Management Corp., expiring 10/01/21^		1,339,182	—

Semiconductors & Semiconductor Equipment — 0.0%
GT Advanced Technologies, Inc.^		162	—

TOTAL WARRANTS (cost $113,373)			—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.1%
Ally Auto Receivables Trust,
Series 2017-2, Class A2
1.490%	11/15/19	558	556,699
Ally Master Owner Trust,
Series 2017-1, Class A, 1 Month LIBOR + 0.400%
2.177%(c)	02/15/21	800	801,037
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A, Class C, 144A
4.940%	06/20/22	400	408,758
Series 2017-2A, Class A, 144A
2.970%	03/20/24	250	245,302
Ford Credit Auto Lease Trust,
Series 2017-A, Class A2A
1.560%	11/15/19	196	195,592
Series 2017-A, Class A2B, 1 Month LIBOR + 0.140%
1.917%(c)	11/15/19	458	457,946
GM Financial Automobile Leasing Trust,
Series 2017-1, Class A2A
1.670%	09/20/19	390	388,594
Hertz Vehicle Financing II LP,
Series 2015-1A, Class B, 144A
3.520%	03/25/21	400	399,793
Series 2016-1A, Class C, 144A
4.750%	03/25/20	463	466,065
Series 2018-1A, Class A, 144A
3.290%	02/25/24	260	256,730
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A2B, 1 Month LIBOR + 0.300%
2.077%(c)	04/15/19	61	60,772
Santander Drive Auto Receivables Trust,
Series 2017-1, Class A2
1.490%	02/18/20	199	198,426
Securitized Term Auto Receivables Trust (Canada),
Series 2017-1A, Class A2A, 144A
1.510%	04/25/19	203	202,216
Westlake Automobile Receivables Trust,
Series 2017-1A, Class A2, 144A
1.780%	04/15/20	358	357,392

			4,995,322

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations — 0.0%
Community Funding CLO (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27	330	$323,139
Venture CDO Ltd.,
Series 2007-8A, Class A1A, 3 Month LIBOR + 0.280%, 144A
2.025%(c)	07/22/21	96	95,684

			418,823

Home Equity Loans — 0.2%
Argent Securities Trust,
Series 2006-W1, Class A2D, 1 Month LIBOR + 0.300%
1.921%(c)	03/25/36	452	422,831
Asset-Backed Funding Certificates Trust,
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.600%
2.221%(c)	10/25/34	65	65,145
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%
1.821%(c)	04/25/37	225	279,902
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1, 1 Month LIBOR + 0.150%, 144A
1.766%(c)	09/25/36	397	380,987
Series 2007-AMC2, Class A3A, 1 Month LIBOR + 0.080%
1.701%(c)	01/25/37	778	551,402
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M3, 1 Month LIBOR + 0.460%
2.081%(c)	10/25/35	500	460,980
GSAA Trust,
Series 2006-7, Class AF2
5.995%(cc)	03/25/46	1,640	1,121,572
Home Equity Asset Trust,
Series 2004-3, Class M1, 1 Month LIBOR + 0.860%
2.476%(c)	08/25/34	107	106,164
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-A, Class M7, 1 Month LIBOR + 1.950%
3.571%(c)	03/25/35	1,000	939,061
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.110%
1.731%(c)	08/25/36	1,453	783,322
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE5, Class A2B, 1 Month LIBOR + 0.110%
1.731%(c)	08/25/37	1,715	1,140,532
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.660%
2.281%(c)	01/25/35	268	260,929
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
4.077%(cc)	06/20/31	653	605,065
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM1, Class M3, 1 Month LIBOR + 0.510%
2.131%(c)	05/25/35	1,800	1,649,016
Option One Mortgage Loan Trust,
Series 2007-CP1, Class 1A1, 1 Month LIBOR + 0.140%
1.761%(c)	03/25/37	218	191,828
Soundview Home Loan Trust,
Series 2006-3, Class A4, 1 Month LIBOR + 0.250%
1.871%(c)	11/25/36	1,500	1,318,798

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.205%(cc)	05/25/31	834	$797,600
Terwin Mortgage Trust,
Series 2003-6HE, Class A1, 1 Month LIBOR + 0.940%
2.561%(c)	11/25/33	16	15,437
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
1.871%(c)	04/25/37	1,648	908,800

			11,999,371

Other — 0.0%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2014-1, Class A2, 144A
4.277%	09/05/44	637	625,032

Residential Mortgage-Backed Securities — 0.2%
Argent Securities Trust,
Series 2006-M1, Class A1, 1 Month LIBOR + 0.150%
1.771%(c)	07/25/36	1,634	1,364,616
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M5, 1 Month LIBOR + 0.980%
2.596%(c)	07/25/35	800	737,440
Bayview Opportunity Master Fund IIIb Trust,
Series 2017-RN2, Class A1, 144A
3.475%(cc)	04/28/32	23	22,805
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A, 1 Month LIBOR + 1.350%, 144A
2.971%(c)	10/25/37	1,237	1,243,569
Series 2007-1, Class 1M1, 1 Month LIBOR + 1.500%, 144A
3.372%(c)	10/25/37	860	876,911
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A3, 1 Month LIBOR + 0.220%
1.841%(c)	08/25/36	1,000	990,704
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
2.151%(c)	02/25/36	400	396,534
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
2.081%(c)	05/25/36	1,000	987,630
Series 2006-15, Class A6
4.771%(cc)	10/25/46	150	143,928
FFMLT Trust,
Series 2005-FF8, Class M2, 1 Month LIBOR + 0.780%
2.401%(c)	09/25/35	600	596,055
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
1.931%(c)	07/25/36	500	473,013
GSAMP Trust,
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
1.771%(c)	12/25/46	890	541,074
Long Beach Mortgage Loan Trust,
Series 2006-WL1, Class 1A1, 1 Month LIBOR + 0.460%
1.851%(c)	01/25/46	24	23,759
PFCA Home Equity Investment Trust,
Series 2003-IFC6, Class A, 144A
4.134%(cc)	04/22/35	395	396,565
RASC Trust,
Series 2006-KS3, Class M1, 1 Month LIBOR + 0.330%
1.951%(c)	04/25/36	100	98,036

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3, 1 Month LIBOR + 0.260%
1.881%(c)	02/25/37	1,569		$673,167
U.S. Residential Opportunity Fund IV Trust,
Series 2017-1III, Class A, 144A
3.352%	11/27/37		132	131,746
VOLT LV LLC,
Series 2017-NLP2, Class A1, 144A
3.500%	03/25/47		72	71,378
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47		97	96,920
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%	06/25/47		62	62,042
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		443	440,411

				10,368,303

Student Loans — 0.1%
Navient Student Loan Trust,
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
2.771%(c)	03/25/66		334	339,124
Nelnet Student Loan Trust,
Series 2008-3, Class A4, 3 Month LIBOR + 1.650%
3.594%(c)	11/25/24		296	300,057
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 1 Month LIBOR + 2.250%, 144A
4.027%(c)	06/16/42		190	197,066
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		293	290,605
SLM Student Loan Trust,
Series 2003-5, Class A5, 3 Month EURIBOR + 0.270%
0.000%(c)	06/17/24	EUR	80	98,141
Series 2004-2, Class A5, 3 Month EURIBOR + 0.180%
0.000%(c)	01/25/24	EUR	309	380,881
Series 2004-3A, Class A6B, 3 Month LIBOR + 0.550%, 144A
2.295%(c)	10/25/64		500	495,662
Series 2006-1, Class A5, 3 Month LIBOR + 0.110%
1.855%(c)	07/26/21		358	352,963
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
3.445%(c)	07/25/23		261	267,817
SoFi Professional Loan Program LLC,
Series F, Class A1FX, 144A
2.050%	01/25/41		644	638,790
South Carolina Student Loan Corp.,
Series 2005, Class A3, 3 Month LIBOR + 0.140%
2.146%(c)	12/01/23		110	109,092

				3,470,198

TOTAL ASSET-BACKED SECURITIES (cost $30,842,681)				31,877,049

BANK LOANS — 0.1%
Aerospace & Defense — 0.0%
Avolon TLB Borrower 1 (US) LLC,
Initial Term B-2 Loan, 1 Month LIBOR + 2.250%
4.070%(c)	03/20/22		209	209,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Casinos & Gaming — 0.0%
CityCenter Holdings LLC,
Term B Loan, 1 Month LIBOR + 2.500%
4.380%(c)	04/18/24	17	$17,083

Commercial Services — 0.0%
Prime Security Services Borrower, LLC,
2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%
4.630%(c)	05/02/22	179	180,366

Computers — 0.0%
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
3.880%(c)	09/07/23	200	200,179

Consumer Products & Services — 0.0%
Trans Union LLC,
2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%
3.880%(c)	04/07/23	76	75,792

Containers & Packaging — 0.0%
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	02/05/23	115	115,487

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Term B-1 Loan, 1 Month LIBOR + 2.500%
4.380%(c)	10/31/23	189	189,282
Beacon Roofing Supply, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
3.940%(c)	01/02/25	16	16,062

			205,344

Diversified Financial Services — 0.0%
Jaguar Holding Company II,
Term Loan
— (p)	08/18/22	199	199,501
UPC Financing Partnership,
Facility AR, 1 Month LIBOR + 2.500%
4.280%(c)	01/15/26	150	150,429

			349,930

Diversified Telecommunication Services — 0.0%
Numericable U.S. LLC,
USD TLB-12 Term Loan, 1 Month LIBOR + 3.000%
4.720%(c)	01/31/26	150	144,538

Electric — 0.0%
Vistra Operations Co. LLC,
Initial Term C Loan, 1 Month LIBOR + 2.500%
4.380%(c)	08/04/23	2	1,515
Initial Term Loan, 1 Month LIBOR + 2.500%
4.380%(c)	08/04/23	8	8,528

			10,043

Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.685%(c)	08/14/24	166	166,394

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Foods — 0.0%
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
3.880%(c)	05/24/24	155	$154,883

Health Care Providers & Services — 0.0%
MPH Acquisition Holdings LLC,
Tranche B Term Loan, 3 Month LIBOR + 2.750%
5.050%(c)	06/07/23	111	111,930

Hotels, Restaurants & Leisure — 0.0%
1011778 B.C. Unlimited Liability Co.,
Term B-3 Loan, 1 - 3 Month LIBOR + 2.250%
4.340%(c)	02/16/24	142	141,871
Hilton Worldwide Finance LLC,
Series B-2 Term Loan, 1 Month LIBOR + 2.000%
3.870%(c)	10/25/23	189	189,969

			331,840

Life Sciences Tools & Services — 0.0%
Catalent Pharma Solutions, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	05/20/24	66	65,832

Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.630%(c)	12/22/24	117	117,981

Manufacturing — 0.0%
Quikrete Holdings, Inc.,
Initial Loan (First Lien), 1 Month LIBOR + 2.750%
4.630%(c)	11/15/23	51	51,267

Media — 0.1%
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
3.880%(c)	04/30/25	198	198,861
Term Loan
— (p)	01/15/24	29	29,389
Sinclair Television Group, Inc.,
Term Loan
— (p)	12/12/24	160	160,680
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	03/15/24	199	195,744

			584,674

Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.250%
3.810%(c)	10/01/22	158	158,091
Term R Loan, 1 Month LIBOR + 2.000%
3.740%(c)	01/19/24	52	52,432

			210,523

Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
3.850%(c)	12/20/24	86	86,616

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Semiconductors & Semiconductor Equipment — 0.0%
Micron Technology, Inc.,
Term Loan, 1 Month LIBOR + 2.000%
3.880%(c)	04/26/22	149	$150,049
ON Semiconductor Corp.,
2017 New Replacement Term B-2 Loan, 1 Month LIBOR + 2.000%
3.880%(c)	03/31/23	23	22,930

			172,979

Software — 0.0%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	03/01/24	30	29,983
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 2.250%
4.120%(c)	04/26/24	206	207,408

			237,391

Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp.,
US Term B-3 Loan, 1 Month LIBOR + 2.000%
3.880%(c)	04/29/23	50	50,108

Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.630%(c)	01/31/25	299	294,449
4.630%(c)	01/31/25	33	32,635

			327,084

Transportation — 0.0%
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%
3.780%(c)	12/14/23	94	94,117
2017 Replacement Term Loan, 1 Month LIBOR + 2.000%
3.880%(c)	06/27/20	95	95,119

			189,236

TOTAL BANK LOANS (cost $4,385,063)			4,366,592

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1, 3 Month GBP LIBOR + 2.000%
2.547%(c)	02/15/41	GBP 357	498,494
Commercial Mortgage Trust,
Series 2015-CR26, Class ASB
3.373%	10/10/48	2,000	2,016,248
Fannie Mae-Aces,
Series 2010-M7, Class FA, 1 Month LIBOR + 0.600%
1.816%(c)	11/25/20	759	759,025
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF12, Class A, 1 Month LIBOR + 0.700%
1.932%(c)	09/25/22	1,550	1,554,104
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
1.968%(cc)	11/10/45	1,036	77,028

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
IMT Trust 2017-APTS,
Series 2017-APTS, Class FFL, 1 Month LIBOR + 2.850%, 144A
4.627%(c)	06/15/34	800	$801,668
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	1,174	1,197,840
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39	162	128,113
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	600	616,576
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class AJ
6.027%(cc)	06/15/45	805	767,036
Series 2007-C33, Class AJ
6.008%(cc)	02/15/51	360	358,200

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,694,245)			8,774,332

CONVERTIBLE BONDS — 0.0%
Healthcare-Products — 0.0%
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16	450	1,611

Leisure Products — 0.0%
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
0.000%	12/31/50^	500	28,087

TOTAL CONVERTIBLE BONDS (cost $956,753)			29,698

CORPORATE BONDS — 5.0%
Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%
2.247%(c)	04/30/20	400	400,210

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	600	578,474
Gtd. Notes, 3 Month LIBOR + 0.590%, 144A
2.423%(c)	08/14/20	1,200	1,203,763
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	1,700	1,687,817
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	30	36,095

			3,506,149

Airlines — 0.0%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	200	194,368

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Spirit Airlines Pass-Through Trust 2015-1A,
Pass-Through Certificates
4.100%	10/01/29	1,296	$1,293,291

			1,487,659

Auto Components — 0.0%
Exide Technologies Escrow Shares,
Notes
2.526%	12/31/99^	2,750	—

Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
2.137%(c)	11/05/21	230	230,168
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	800	788,651
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.580%
3.284%(c)	01/08/19	1,900	1,916,379
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 1.310%
3.003%(c)	06/30/22	600	608,688
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	07/01/19	500	492,986
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.520%, 144A
2.720%(c)	03/15/21	100	100,118
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19	900	894,070
2.450%	11/20/19	600	593,675

			5,624,735

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22(a)	130	134,550
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26	40	38,900
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A
4.750%	09/15/26	200	192,750
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	153	154,913

			521,113

Banks — 2.3%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%	12/29/49	EUR 700	939,491
BAC Capital Trust XIV,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	12/31/49	3,330	2,855,475

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	1,400	$1,757,019
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
6.125%	12/31/99		200	193,900
8.875%	12/29/49	EUR	400	582,455
Sub. Notes, 144A
4.875%	04/21/25		420	429,576
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	07/25/18	EUR	900	1,118,037
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
4.000%	01/21/19	EUR	700	258,395
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.875%	06/30/49		200	205,750
7.625%	06/30/49		1,080	1,150,200
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		955	962,163
Sub. Notes, 144A
3.800%	08/11/26		800	784,000
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes, 144A
5.875%	04/25/21		420	434,175
Banco Santander SA (Spain),
Jr. Sub. Notes
6.375%	05/29/49		400	405,410
Bank of America Corp.,
Jr. Sub. Notes
5.875%	12/31/49		400	402,523
5.875%	12/31/99		190	191,199
6.100%	12/29/49		60	63,150
6.250%	09/29/49		320	339,232
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18		2,000	2,005,183
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		1,300	1,298,272
Bank of Nova Scotia (The) (Canada),
Covered Bonds
1.875%	04/26/21		1,000	969,539
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		200	219,470
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%	12/29/49	EUR	600	783,958
7.000%	12/31/99	GBP	400	587,182
8.000%	12/15/49	EUR	700	979,747
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
3.921%(c)	08/10/21		800	834,449
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%	09/22/29		120	125,700
BBVA Bancomer SA/Texas (Mexico),
Sub. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.125%	01/18/33		240	$230,400
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%	12/29/49	EUR	379	529,308
Jr. Sub. Notes, 144A
7.625%	12/29/49		240	257,700
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.124%(c)	05/22/22		700	709,249
Sub. Notes, EMTN
2.750%	11/30/27	EUR	700	919,592
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19		500	503,000
5.375%	05/15/20		200	206,250
Citigroup, Inc.,
Jr. Sub. Notes
5.350%	04/29/49(a)		460	457,125
5.950%	12/29/49		1,760	1,809,280
6.300%	12/29/49(a)		200	208,750
8.400%	04/29/49		800	800,000
Sr. Unsec’d. Notes
8.125%	07/15/39		84	127,202
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
2.647%(c)	07/30/18		800	801,631
Sub. Notes
4.450%	09/29/27		500	505,919
4.600%	03/09/26		350	359,012
5.300%	05/06/44		209	229,234
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
2.514%(c)	05/26/20		700	701,536
Commerzbank Finance & Covered Bond SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR	2,000	2,478,803
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%	06/29/21	EUR	600	839,783
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	1,200	1,661,072
Credit Agricole SA (France),
Jr. Sub. Notes
6.500%	12/31/49	EUR	360	496,118
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 3 Month LIBOR + 2.290%
4.024%(c)	04/16/21		1,100	1,155,241
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%	10/29/49	EUR	660	907,519
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	10/14/21		900	914,131
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		1,500	1,432,130
2.125%	09/01/22		300	289,487
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22		3,400	3,315,332

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.500%	01/25/21		1,930	$1,916,135
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.770% (Cap N/A, Floor 4.000%)
4.000%(c)	06/01/43		42	35,312
Goldman Sachs Capital III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.770% (Cap N/A, Floor 4.000%)
4.000%(c)	12/31/49		27	23,220
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%	10/31/22		500	489,466
4.750%	10/21/45		100	107,008
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
2.788%(c)	09/15/20		500	507,895
Sub. Notes
4.250%	10/21/25		90	90,464
5.150%	05/22/45		240	258,304
6.750%	10/01/37		850	1,064,806
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20		300	306,548
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.250%	12/29/49		200	204,500
6.375%	12/29/49		260	267,475
6.500%	12/29/49		300	306,000
6.500%	12/29/49		200	204,000
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		300	293,864
ING Groep NV (Netherlands),
Sub. Notes, EMTN
2.500%	02/15/29	EUR	600	773,339
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.250%	05/16/24	EUR	400	536,477
7.750%	01/11/27	EUR	400	600,992
Jr. Sub. Notes, EMTN
7.000%	12/31/49	EUR	860	1,152,617
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, MTN, 144A
6.125%	12/31/99		990	970,200
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.550%
2.295%(c)	04/25/18		1,900	1,900,345
KBC Group NV (Belgium),
Sub. Notes, EMTN
1.875%	03/11/27	EUR	400	508,491
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	46,500	5,962,952
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
5.125%	03/07/25	GBP	300	513,158
Gtd. Notes, MTN, 144A
5.800%	01/13/20		500	523,884
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.375%	12/31/99	EUR	200	$265,477
7.000%	12/31/49	GBP	1,000	1,468,292
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%, 144A
2.047%(c)	04/04/19		600	600,456
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20		500	492,923
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20		500	492,468
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	5,000	610,926
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	07/01/18	DKK	41,600	6,892,090
2.000%	10/01/47	DKK	6,439	1,068,626
2.500%	10/01/47	DKK	155	26,631
3.000%	10/01/47	DKK	64	11,337
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	04/01/18	DKK	10,900	1,799,095
1.000%	04/01/18	DKK	4,200	693,229
2.000%	10/01/47	DKK	24,983	4,146,418
Covered Bonds, MTN
2.500%	07/01/47	DKK	51	8,713
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		1,280	1,302,072
6.000%	12/19/23		510	543,293
6.100%	06/10/23		600	636,979
6.125%	12/15/22		160	169,490
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN
6.934%	04/09/18	EUR	300	369,500
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23		3,360	3,754,799
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%	06/24/22	GBP	200	305,222
Sr. Unsec’d. Notes
3.373%	01/05/24		800	782,613
Sub. Notes, 144A
5.625%	09/15/45		200	220,362
Sub. Notes, MTN, 144A
4.750%	09/15/25		200	201,206
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, EMTN
3.080%	03/07/19	EUR	300	376,662
Societe Generale SA (France),
Sub. Notes
2.500%	09/16/26	EUR	700	903,434
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22	SEK	15,000	2,101,910
Covered Bonds, MTN
1.500%	12/15/21	SEK	2,000	249,311

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
2.654%(c)	04/06/20	700	$700,280
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.050%	03/06/19	700	694,663
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22	SEK 40,000	4,927,467
2.000%	06/17/26	SEK 11,000	1,372,351
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21	SEK 9,800	1,201,609
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/29/21	760	745,928
5.125%	05/03/22	850	832,592
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21	400	392,840
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
2.627%(c)	06/08/20	1,600	1,605,822
Sr. Unsec’d. Notes, MTN, 144A
2.200%	06/08/20	600	587,993
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.320%, 144A
2.355%(c)	12/07/18	900	900,618
Sub. Notes
7.625%	08/17/22	1,300	1,459,250
Sub. Notes, EMTN
4.750%	05/22/23	1,800	1,800,965
UBS Group AG (Switzerland),
Jr. Sub. Notes
5.750%	12/29/49	EUR 400	548,166
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22	600	581,741
Gtd. Notes, 3 Month LIBOR + 1.780%, 144A
3.500%(c)	04/14/21	200	207,234
UniCredit SpA (Italy),
Jr. Sub. Notes
6.625%	12/31/49	EUR 1,120	1,495,244
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor
5.570%)
5.570%(c)	03/15/42	4,828	4,810,136
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%	12/29/49	128	134,656
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.002%(c)	10/31/23	500	507,266
Sub. Notes, MTN
4.750%	12/07/46	50	51,236
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18	500	498,113

			119,787,610

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	140	$139,167
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	200	202,442
4.375%	04/15/38	100	102,027
Gtd. Notes, 3 Month LIBOR + 0.740%
2.979%(c)	01/12/24	200	201,176
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24	30	31,546
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	60	59,250
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42	200	231,430

			967,038

Building Materials — 0.0%
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	500	502,110

Chemicals — 0.1%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	430	418,562
Chandra Asri Petrochemical Tbk PT (Indonesia),
Gtd. Notes, 144A
4.950%	11/08/24	340	317,105
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	470	462,363
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	500	492,500
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	600	603,085

			2,293,615

Commercial Services — 0.1%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
2.327%(c)	08/04/20	1,500	1,502,940
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19	400	395,984
2.600%	12/01/21	800	779,685
5.250%	10/01/20	300	314,882
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	500	518,322
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	220	229,031
5.875%	09/15/26	50	52,000
Wesleyan University,
Unsec’d. Notes

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
4.781%	07/01/2116		60	$60,958

				3,853,802

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		1,110	1,115,021
4.420%	06/15/21		1,930	1,979,732
5.450%	06/15/23		800	848,020
DXC Technology Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
2.956%(c)	03/01/21		400	400,474

				4,343,247

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.750%	05/15/19		400	402,504
4.625%	10/30/20		650	669,062
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18(a)		400	403,080
8.000%	11/01/31		50	61,000
Sr. Unsec’d. Notes
3.600%	05/21/18		400	400,000
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
3.500%	09/18/27		200	185,462
BRFkredit A/S (Denmark),
Covered Bonds
2.000%	04/01/18	DKK	13,300	2,195,227
2.500%	10/01/47	DKK	67	11,485
Cboe Global Markets, Inc.,
Sr. Unsec’d. Notes
1.950%	06/28/19		300	296,487
Fondo MIVIVIENDA SA (Peru),
Sr. Unsec’d. Notes, 144A
3.500%	01/31/23		830	813,400
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.640%(cc)	12/21/65		630	614,250
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		600	616,374
6.250%	05/15/19		800	827,458
8.250%	12/15/20		600	666,937
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	200	254,470
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		600	606,600
8.450%	06/15/18		450	453,825
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	22,145	3,679,373
2.000%	10/01/50	DKK	1,996	326,984
2.500%	10/01/47	DKK	1	103

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24	100	$97,160
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	120	119,700

			13,700,941

Electric — 0.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	170	164,050
Cerro del Aguila SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27	350	333,375
Chugoku Electric Power Co., Inc. (The) (Japan),
Sr. Sec’d. Notes
2.701%	03/16/20	500	498,417
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	580	595,950
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	300	321,018
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	700	684,096
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39	300	352,329
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20	700	728,833
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	100	101,598
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27	220	216,055
7.375%	11/15/31	600	789,197
Georgia Power Co.,
Sr. Unsec’d. Notes
4.250%	12/01/19	700	715,692
Iberdrola Finance Ireland DAC (Spain),
Gtd. Notes, 144A
5.000%	09/11/19	100	102,758
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.320%
2.372%(c)	09/03/19	540	539,885
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27	750	775,313
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21	850	899,300
Sr. Unsec’d. Notes, MTN
5.250%	10/24/42	400	392,000
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
2.038%(c)	03/15/21		200	$200,583
Southern Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%, 144A
2.175%(c)	12/20/20		300	300,355
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25		1,140	1,134,015

				9,844,819

Engineering & Construction — 0.0%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	395,029

Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21		100	100,593
3.650%	03/15/23(a)		400	400,293
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.204%(c)	10/09/20		700	700,508
Danone SA (France),
Sr. Unsec’d. Notes, 144A
1.691%	10/30/19		200	195,978
2.077%	11/02/21		800	766,625
Kraft Heinz Foods Co.,
Gtd. Notes
4.125%	07/01/27	GBP	320	485,528
5.200%	07/15/45		90	91,469
Gtd. Notes, 3 Month LIBOR + 0.570%
2.381%(c)	02/10/21		900	897,542
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		60	59,475
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		1,300	1,240,562
Tyson Foods, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.434%(c)	05/30/19		700	701,193

				5,639,766

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
2.539%	11/15/19		500	496,968
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	07/14/26		630	661,563

				1,158,531

Gas — 0.0%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23		100	100,307
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27		660	633,493

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes
4.250%	04/30/28	700	$695,625

			1,429,425

Healthcare-Products — 0.0%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	300	298,266
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes
10.750%	04/15/20(a)	330	319,275
Sec’d. Notes, 144A
8.125%	06/15/21	30	30,075
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20	10	10,075
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20	700	692,400

			1,350,091

Healthcare-Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42	380	354,656
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	30	30,375
4.750%	01/15/25	110	107,250
6.125%	02/15/24	50	52,035
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	40	38,662
Dignity Health,
Sec’d. Notes
5.267%	11/01/64	120	125,258
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19	700	722,372
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	10	10,025
Sr. Sec’d. Notes
3.750%	03/15/19	1,100	1,104,180
4.500%	02/15/27	20	19,300

			2,564,113

Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33	110	114,950

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.560%, 144A
2.235%(c)	06/24/22	400	397,915

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares,
First Lien(d)

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
0.000%	10/15/99^	950	$—

Insurance — 0.0%
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	490	540,054

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44	80	90,149
Sr. Unsec’d. Notes, 144A
4.050%	08/22/47	790	790,637
4.250%	08/22/57	1,060	1,057,228
eBay, Inc.,
Sr. Unsec’d. Notes
2.150%	06/05/20	1,000	981,307
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22	160	166,000

			3,085,321

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	464	545,757

Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	500	491,649
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	130	128,538

			620,187

Machinery-Construction & Mining — 0.0%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
Sec’d. Notes, 144A
9.250%	03/15/24	650	696,917

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
1.948%(c)	06/22/20	1,100	1,100,731

Media — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	210	200,025
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	47,470
5.375%	05/01/25	80	78,800
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.750%	02/15/28	1,500	1,378,404
4.200%	03/15/28	130	124,440
6.834%	10/23/55	610	705,360
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19	210	219,066

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24(a)	220	$196,075
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27	580	590,890
5.500%	07/21/25	240	254,474
Sky PLC (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19	200	199,158
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	400	410,830
7.300%	07/01/38	210	251,768
8.750%	02/14/19	1,000	1,047,145
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	200	192,500

			5,896,405

Mining — 0.0%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
3.625%	09/11/24	200	192,672
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.000%	07/17/22	396	388,691
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	220	271,798
Yamana Gold, Inc. (Canada),
Gtd. Notes, 144A
4.625%	12/15/27	110	108,319

			961,480

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39	110	142,478
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	130	151,474
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
2.361%(c)	11/10/20	590	589,363

			883,315

Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23	AUD 800	530,833
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23	AUD 1,100	741,119
0.500%	08/10/23	AUD 700	470,378

			1,742,330

Oil & Gas — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	30	29,125

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
4.500%	07/15/44		100	$95,973
5.550%	03/15/26		320	349,327
8.700%	03/15/19		700	736,492
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43		260	257,454
5.100%	09/01/40		370	378,735
Black Elk Energy LLC Escrow,
Notes(d)
2.573%	12/01/99^		600	—
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		340	306,425
6.125%	02/15/21		50	50,250
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23		550	564,534
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		100	106,283
5.600%	07/15/41		10	11,258
5.850%	12/15/25(a)		240	272,595
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		660	642,510
5.375%	06/26/26		340	354,280
5.875%	09/18/23		1,060	1,134,200
5.875%	05/28/45		380	374,661
Ensco PLC,
Sr. Unsec’d. Notes
8.000%	01/31/24		53	51,145
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23		190	96,900
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20		400	391,101
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, MTN
4.625%	10/15/18	EUR	130	163,354
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47		780	766,469
Sr. Unsec’d. Notes, MTN
4.400%	04/30/23		1,160	1,159,722
5.750%	04/30/43		950	985,625
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		70	80,853
Lukoil International Finance BV (Russia),
Gtd. Notes
6.656%	06/07/22		829	910,864
Magnum Hunter Resources Corp.,
Gtd. Notes
0.000%	12/31/99^		430	—
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		130	108,550
7.000%	03/31/24		90	74,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	190	$192,706
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	140	139,184
4.400%	04/15/46	20	20,891
4.625%	06/15/45	90	95,732
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21	52	51,024
Sr. Sec’d. Notes, Cash coupon 6.350% or PIK N/A, 144A
7.350%	12/01/26	84	42,304
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	1,192	1,275,018
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	530	520,089
5.625%	05/20/43	2,880	2,512,800
6.125%	01/17/22	1,500	1,600,500
6.750%	01/27/41	771	751,725
6.850%	06/05/2115	1,960	1,852,200
7.375%	01/17/27	1,200	1,300,200
Gtd. Notes, 144A
5.299%	01/27/25	499	492,763
5.999%	01/27/28	350	346,500
Sr. Unsec’d. Notes
8.375%	12/10/18	100	103,401
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)
6.000%	05/16/24	630	171,675
9.000%	11/17/21	2,060	664,350
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	1,300	1,266,980
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	1,606	1,645,989
4.875%	01/18/24	1,640	1,663,780
5.500%	01/21/21	790	822,390
6.375%	01/23/45	850	826,200
6.500%	06/02/41	759	753,308
Phillips 66,
Gtd. Notes, 3 Month LIBOR + 0.650%, 144A
2.372%(c)	04/15/19	100	100,028
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21	700	704,356
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	90	86,629
Quicksilver Escrow Shares,
Notes
10.000%	08/01/99^	675	—
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	180	166,950
5.875%	07/01/22	90	90,450

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	30	$31,350
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23(a)	260	189,638
7.750%	06/15/21(a)	240	220,800
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes
4.375%	10/17/23	200	205,124
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	2,000	2,044,666
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	01/01/23	20	19,850
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22	220	224,400
Whiting Petroleum Corp.,
Gtd. Notes
6.250%	04/01/23	30	30,375
Sr. Unsec’d. Notes, 144A
6.625%	01/15/26	60	60,450
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	180	201,600

			33,941,310

Oil & Gas Services — 0.0%
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.875%	04/01/22	240	250,673
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
2.511%(s)	06/17/24	46	897

			251,570

Pharmaceuticals — 0.2%
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20	1,500	1,492,266
4.550%	03/15/35	10	9,790
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.948%	06/14/19	600	593,492
3.410%	06/15/27	150	141,275
4.625%	12/15/20	100	103,430
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21	100	100,544
3.700%	03/09/23	200	201,086
4.100%	03/25/25	100	100,705
4.300%	03/25/28	200	200,852
4.780%	03/25/38	260	263,518
5.050%	03/25/48	750	788,840
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21	500	521,928

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Mylan NV,
Gtd. Notes
2.500%	06/07/19	300	$297,669
3.750%	12/15/20	700	704,768
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	800	786,797
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	10	8,473
3.150%	10/01/26	90	72,249
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	270	236,250
5.875%	05/15/23	720	635,393
6.125%	04/15/25	1,100	949,300
7.500%	07/15/21	430	431,613
9.000%	12/15/25(a)	180	178,875
9.250%	04/01/26	620	617,644
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	60	58,410
6.500%	03/15/22	40	41,300
7.000%	03/15/24	100	104,250

			9,640,717

Pipelines — 0.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	120	122,100
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	60	59,550
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	160	176,000
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.108%(c)	01/10/20	1,300	1,297,309
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.288%(c)	06/15/20	1,000	1,003,826
Energy Transfer Partners LP,
Gtd. Notes
4.150%	10/01/20	200	202,779
4.650%	06/01/21	300	308,958
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20	700	732,157
Enterprise Products Operating LLC,
Gtd. Notes
5.375%	02/15/78	90	86,200
6.500%	01/31/19	700	720,202
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	150	153,938
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A
4.634%	07/31/29	300	303,375
Kinder Morgan Energy Partners LP,
Gtd. Notes

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
3.500%	09/01/23		100	$97,795
4.250%	09/01/24		100	100,532
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34		70	71,803
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		220	253,744
Spectra Energy Partners LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.725%(c)	06/05/20		300	302,006
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		150	144,000
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20		1,300	1,323,788
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		260	319,918
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
8.750%	03/15/32		190	251,750

				8,031,730

Real Estate — 0.0%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes
3.375%	09/23/20	EUR	500	660,741
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22		400	401,324
Tesco Property Finance 3 PLC (United Kingdom),
Sec’d. Notes
5.744%	04/13/40	GBP	97	158,010
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	110	177,844

				1,397,919

Real Estate Investment Trusts (REITs) — 0.1%
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	11/15/27		300	291,010
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	100	121,956
Goodman US Finance Four LLC (Australia),
Gtd. Notes, 144A
4.500%	10/15/37		700	697,487
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.375%	06/01/21		280	281,400
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		100	97,026
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27		600	594,980

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22	300	$292,581
UDR, Inc.,
Gtd. Notes, MTN
4.625%	01/10/22	100	103,854
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.770%
2.492%(c)	04/16/19	500	501,781

			2,982,075

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25	90	85,698
AutoNation, Inc.,
Gtd. Notes
5.500%	02/01/20	600	624,557
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23(a)	230	240,080
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	900	899,507

			1,849,842

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%	03/08/24	800	797,788

Semiconductors — 0.0%
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19	700	705,251
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	600	609,000

			1,314,251

Software — 0.0%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/20	600	600,606
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	10	10,497
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	170	170,000
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20	800	778,129
2.950%	08/21/22	200	191,670

			1,750,902

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.900%	08/14/37	120	120,678
5.150%	02/14/50	300	303,051

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
5.300%	08/14/58		300	$302,508
Sr. Unsec’d. Notes, 144A
1.800%	09/05/26	EUR	600	750,857
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
2.672%(c)	07/15/21		1,000	1,010,583
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	47,500
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21		160	161,800
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		100	104,500
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		30	30,938
Sr. Unsec’d. Notes
11.500%	11/15/21		30	34,800
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		120	122,400
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III
LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29		200	200,750
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46		180	161,994

				3,352,359

Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47		410	422,300
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25		670	656,600
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24		500	503,750
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.450%	09/03/19		100	99,267
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34		100	104,250
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22		380	391,875

				2,178,042

Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20		1,200	1,309,909
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22		32	30,360

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing (cont’d.)
5.000%	08/01/24	500	$473,126
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22	210	205,737
5.500%	02/15/24	410	397,700
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	700	701,500
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	194,825
3.000%	07/15/22	400	391,262

			3,704,419

TOTAL CORPORATE BONDS (cost $261,553,946)			267,148,289

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30	600	790,950

Florida — 0.0%
Sumter Landing Community Development District,
Revenue Bonds
4.172%	10/01/47	40	42,169

Illinois — 0.0%
City of Chicago,
General Obligation Unlimited
5.630%	01/01/22	100	100,668
6.314%	01/01/44	200	201,188
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	400	374,932

			676,788

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Revenue Bonds, BABs
6.561%	12/15/40	160	203,461

TOTAL MUNICIPAL BONDS (cost $1,497,610)			1,713,368

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Alternative Loan Trust,
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.270%
1.891%(c)	08/25/35	814	571,281
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190%
2.012%(c)	09/20/46	566	468,269
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
2.002%(c)	02/20/47	650	527,775
Series 2007-OA6, Class A1B, 1 Month LIBOR + 0.200%
1.821%(c)	06/25/37	177	168,022
American Home Mortgage Assets Trust,
Series 2006-1, Class 2A1, 1 Month LIBOR + 0.190%
1.811%(c)	05/25/46	111	93,022

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%
1.983%(c)	02/25/47		710	$457,631
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35		154	158,785
Series 2006-I, Class 4A1
3.693%(cc)	10/20/46		96	76,025
Series 2015-R2, Class 9A2, 144A
2.092%(cc)	03/27/36		1,644	1,381,029
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
3.908%(cc)	03/25/35		967	943,982
Series 2005-H, Class 2A5
3.587%(cc)	09/25/35		70	68,161
BANCAJA 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2, 3 Month EURIBOR + 0.250% (Cap N/A, Floor 0.000%)
0.000%(c)	02/20/36	EUR	84	103,419
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%(cc)	08/26/37		94	96,078
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
3.660%(cc)	03/25/35		17	16,478
Series 2005-10, Class A2
3.619%(cc)	10/25/35		4	4,209
Berica ABS Srl (Italy),
Series 2011-1, Class A1, 3 Month EURIBOR + 0.300% (Cap N/A, Floor 0.000%)
0.000%(c)	12/31/55	EUR	98	120,450
Berica Residential MBS Srl (Italy),
Series 8, Class A, 6 Month EURIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.000%(c)	03/31/48	EUR	268	329,475
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.160%(cc)	07/25/37		36	32,696
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 1A1
6.000%	04/25/37		8	7,801
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.764%(cc)	09/25/37		99	93,315
Series 2015-2, Class 1A1, 1 Month LIBOR + 0.200%, 144A
1.821%(c)	06/25/47		700	700,124
Claris ABS (Italy),
Series 2011-1, Class A, 6 Month EURIBOR + 0.350%
0.076%(c)	10/31/60	EUR	508	625,419
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
3.965%(cc)	01/19/34		20	20,388
Series 2004-12, Class 12A1
3.498%(cc)	08/25/34		41	39,536
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 6A3
5.500%	08/25/36		581	558,841

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
0.807%(c)	06/15/40	GBP	269	$363,896
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.000%(c)	12/10/44	EUR	163	199,333
Series 2006-4X, Class A3C, 3 Month GBP LIBOR + 0.160%
0.762%(c)	12/10/44	GBP	392	543,270
Series 2007-3A, Class A3C, 3 Month GBP LIBOR + 0.950%, 144A
1.555%(c)	06/13/45	GBP	66	92,333
Series 2007-3X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.555%(c)	06/13/45	GBP	199	277,037
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
4.872%(c)	07/25/24		806	861,907
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
6.872%(c)	07/25/25		308	344,471
Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750%
7.622%(c)	07/25/29		380	443,762
Fannie Mae REMICS,
Series 2011-3, Class FA, 1 Month LIBOR + 0.680%
2.301%(c)	02/25/41		86	87,862
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 1 Month LIBOR + 0.500%, 144A
2.074%(c)	11/29/37		166	165,375
Freddie Mac REMICS,
Series 3172, Class FK, 1 Month LIBOR + 0.450%
2.227%(c)	08/15/33		30	30,188
Series 3397, Class FC, 1 Month LIBOR + 0.600%
2.377%(c)	12/15/37		37	36,747
Series 4779, Class WF, 1 Month LIBOR + 0.350%
2.136%(c)	07/15/44		640	638,331
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
2.227%(c)	09/15/42		317	319,454
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA2, Class B1, 1 Month LIBOR + 5.150%
7.022%(c)	10/25/29		1,190	1,341,841
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600%
2.175%(c)	07/20/65		768	770,678
Series 2015-H26, Class FA, 1 Month LIBOR + 0.520%
2.095%(c)	10/20/65		1,629	1,637,132
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
2.255%(c)	08/20/61		406	407,123
Series 2015-H30, Class FB, 1 Month LIBOR + 0.680%
2.255%(c)	03/20/62		710	711,590
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
2.575%(c)	01/20/66		791	808,165
Series 2016-H08, Class FT, 1 Month LIBOR + 0.720%
2.295%(c)	02/20/66		948	952,416
Series 2016-H11, Class FE, 1 Month LIBOR + 0.850%
2.425%(c)	04/20/66		1,618	1,641,934

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
2.550%(c)	04/20/67		391	$403,204
GSR Mortgage Loan Trust,
Series 2003-1, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
3.630%(c)	03/25/33		33	32,407
Series 2005-AR1, Class 1A1
3.775%(cc)	01/25/35		8	8,294
Series 2005-AR3, Class 6A1
3.635%(cc)	05/25/35		118	116,389
HarborView Mortgage Loan Trust,
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.560%
2.368%(c)	02/19/36		158	134,526
Series 2005-9, Class B1, 1 Month LIBOR + 0.600%
2.422%(c)	06/20/35		788	777,094
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1, 1 Month LIBOR + 0.800%
2.667%(c)	03/25/34		1,546	1,299,389
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660%
2.281%(c)	03/25/35		99	94,700
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A24, 1 Month LIBOR + 0.310%
2.182%(c)	07/25/47		1,009	767,377
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.853%(cc)	11/25/35		16	15,513
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
1.811%(c)	09/25/46		125	114,986
JP Morgan Alternative Loan Trust,
Series 2006-A5, Class 1A4, 1 Month LIBOR + 0.240%
1.861%(c)	10/25/36		924	865,317
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.754%(cc)	08/25/35		28	28,273
Series 2007-A1, Class 1A1
3.677%(cc)	07/25/35		28	28,144
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, 3 Month LIBOR + 0.170%
1.744%(c)	06/14/40		1,125	1,105,081
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO, 1 Month LIBOR + 7.150%
5.279%(c)	09/25/36		291	67,863
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1, 3 Month GBP LIBOR + 0.600%
1.119%(c)	01/01/61	GBP	182	251,028
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, 3 Month GBP LIBOR + 0.650%
1.256%(c)	12/15/49	GBP	613	849,398
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(cc)	10/20/29		12	11,623
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
3.291%(cc)	02/25/33		56	54,680

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A, 1 Month LIBOR + 0.450%
2.161%(c)	10/07/20		86	$86,350
Series 2010-R2, Class 2A, 1 Month LIBOR + 0.470%
2.181%(c)	11/05/20		1,042	1,046,646
Series 2010-R3, Class 1A, 1 Month LIBOR + 0.560%
2.181%(c)	12/08/20		81	81,595
Series 2010-R3, Class 2A, 1 Month LIBOR + 0.560%
2.181%(c)	12/08/20		789	793,299
Series 2011-R1, Class 1A, 1 Month LIBOR + 0.450%
2.161%(c)	01/08/20		183	183,275
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3, 3 Month GBP LIBOR + 0.160%
0.739%(c)	12/01/50	GBP	1,100	1,451,811
Series 2007-2X, Class A2, 3 Month GBP LIBOR + 0.130%
0.736%(c)	12/15/50	GBP	243	337,963
Series 2007-3X, Class A3, 3 Month GBP LIBOR + 1.000%
1.606%(c)	12/15/50	GBP	785	1,086,336
Series 2007-3X, Class BA, 3 Month GBP LIBOR + 1.250%
1.856%(c)	12/15/50	GBP	214	286,407
PUMA (Australia),
Series 2014-1, Class A, ASX Australian Bank Bill Short
Term Rate 1 Month Mid + 0.900%
2.670%(c)	05/13/45	AUD	153	117,774
Residential Accredit Loans, Inc. Trust,
Series 2006-QA1, Class A21
4.467%(cc)	01/25/36		1,559	1,343,419
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
1.771%(c)	02/25/47		752	486,286
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR + 5.550%
3.679%(c)	02/25/36		1,886	281,435
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		6	5,861
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, 3 Month GBP LIBOR + 0.160%
0.766%(c)	12/15/43	GBP	248	332,914
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C, 3 Month EURIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.000%(c)	06/12/44	EUR	614	736,111
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.752%(c)	06/12/44	GBP	783	1,069,978
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1, 1 Month LIBOR + 0.350%
2.172%(c)	07/20/33		77	74,424
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.022%(c)	07/20/36		54	50,980
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
3.808%(cc)	12/25/34		17	16,435
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
2.058%(c)	07/19/35		166	162,033

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-AR6, Class 2A1, 1 Month LIBOR + 0.190%
1.811%(c)	07/25/46		168	$142,821
Series 2006-AR7, Class A1BG, 1 Month LIBOR + 0.120%
1.741%(c)	08/25/36		531	482,267
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
3.151%(cc)	10/25/43		41	40,216
Series 2007-3, Class 2A1, 12 Month LIBOR + 1.250%
3.700%(c)	06/25/47		41	37,823
Series 2007-3, Class 4A1, 12 Month LIBOR + 1.250%
3.700%(c)	06/25/47		50	44,568
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 3 Month GBP LIBOR + 1.150%, 144A
1.671%(c)	07/15/51	GBP	412	584,464
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B, 3 Month EURIBOR + 0.150%
(Cap N/A, Floor 0.000%)
0.000%(c)	10/10/40	EUR	116	142,466
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-11, Class A8
5.750%	01/25/36		705	637,371
Series 2005-AR10, Class 3A1
3.473%(cc)	08/25/35		3	3,101
Series 2005-AR14, Class 2A1
3.353%(cc)	12/25/35		104	95,634
Series 2006-AR7, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.277%(c)	07/25/46		243	237,180
Series 2006-AR14, Class 1A4
3.021%(cc)	11/25/36		239	228,227
Series 2007-HY5, Class 2A1
3.050%(cc)	05/25/37		1,529	1,291,189
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
3.873%(cc)	03/25/35		145	146,569
Series 2006-AR6, Class 3A1
3.759%(cc)	03/25/36		110	105,849

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $40,798,155)				41,613,419

SOVEREIGN BONDS — 4.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		1,750	1,685,513
3.125%	10/11/27		500	472,500
4.125%	10/11/47		1,060	991,741
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A
9.500%	11/12/25		280	316,400
Argentina Bocon (Argentina),
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
23.225%(c)	10/04/22	ARS	100	8,220
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
24.225%(c)	04/03/22	ARS	6,760	343,887

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7D Repo Reference Rate + 0.000%
27.255%(c)	06/21/20	ARS	43,378	$2,278,541
Argentine Bonos del Tesoro (Argentina),Bonds
15.500%	10/17/26	ARS	11,460	560,157
16.000%	10/17/23	ARS	9,840	474,467
21.200%	09/19/18	ARS	6,950	340,420
Unsec’d. Notes
18.200%	10/03/21	ARS	25,397	1,263,309
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38		2,460	1,633,440
3.375%	01/15/23	EUR	300	365,149
5.625%	01/26/22		850	862,325
5.875%	01/11/28		1,870	1,758,735
6.875%	01/26/27		500	509,750
6.875%	01/11/48		500	456,250
7.125%	06/28/2117		1,500	1,382,249
7.500%	04/22/26		930	992,310
7.625%	04/22/46		200	198,750
8.280%	12/31/33		1,416	1,550,584
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		2,410	2,220,815
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
6.000%	09/30/20		370	382,949
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	1,430	1,548,431
3.000%	03/21/47	AUD	2,967	2,192,405
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.750%	06/04/18	EUR	700	866,285
4.950%	02/11/20	EUR	100	131,651
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20	EUR	1,100	1,473,010
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
2.850%	09/16/20		760	749,618
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Unsec’d. Notes
3.750%	02/08/19	ARS	15,300	766,092
4.000%	03/06/20	ARS	18,290	960,686
Brazil Notas do Tesouro Nacional (Brazil), Notes
9.762%	01/01/21	BRL	8,761	2,782,908
9.762%	01/01/23	BRL	11,158	3,523,458
10.000%	01/01/27	BRL	763	237,496
Series B, Notes
6.000%	08/15/50	BRL	683	713,380
Series F, Notes
10.000%	01/01/21	BRL	23,076	7,330,031
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		1,560	1,481,220
4.250%	01/07/25		310	308,605
5.000%	01/27/45		2,910	2,614,664

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Bundesobligation (Germany),
Bonds
0.000%	04/17/20	EUR	1,500	$1,868,190
0.250%	04/13/18	EUR	1,400	1,722,883
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
1.250%	08/15/48	EUR	54	68,181
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	1,000	1,328,649
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD	30	25,963
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26	CAD	600	930,227
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	2,500	373,029
3.380%	11/21/24	CNH	2,000	302,103
3.390%	05/21/25	CNH	2,000	301,223
3.480%	06/29/27	CNH	5,500	819,427
4.290%	05/22/29	CNH	1,000	157,500
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		650	678,145
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		600	592,200
5.000%	06/15/45		1,730	1,753,788
5.625%	02/26/44		1,450	1,580,500
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44		580	598,560
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.625%	07/14/20		300	321,802
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
3.750%	07/26/23	EUR	130	179,442
4.250%	11/04/25	EUR	100	143,655
Unsec’d. Notes, EMTN
2.750%	06/27/24	EUR	50	65,873
3.875%	05/06/22	EUR	120	165,407
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	300	418,735
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,180	1,213,724
6.850%	01/27/45		640	689,600
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24		880	873,399
8.750%	06/02/23		620	635,809
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		1,450	1,395,915
8.875%	10/23/27		200	203,539
9.650%	12/13/26		960	1,012,799
10.750%	03/28/22		440	481,359

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23		310	$314,402
6.875%	04/30/40		420	409,550
Sr. Unsec’d. Notes, MTN
6.125%	01/31/22		350	362,050
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/31/22		820	848,231
7.500%	01/31/27		400	432,862
8.500%	01/31/47		600	668,700
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		880	866,800
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24		200	205,584
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		610	604,333
5.875%	04/24/19		370	375,953
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
3.625%	07/31/24		300	300,151
French Republic Government Bond OAT (France),
Bonds, TIPS
0.100%	03/01/25	EUR	1,050	1,416,766
0.250%	07/25/24	EUR	500	698,534
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	936	1,271,786
Georgia Government International Bond (Georgia),
Unsec’d. Notes
6.875%	04/12/21		590	636,539
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.875%	08/07/23		350	382,375
Sr. Unsec’d. Notes, 144A
8.125%	01/18/26		240	257,429
9.250%	09/15/22		290	330,206
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.375%	06/05/27		400	389,000
4.500%	05/03/26		350	346,052
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	931	1,095,948
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24		250	275,458
Sr. Unsec’d. Notes, 144A
6.250%	01/19/27		350	369,940
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,456	1,608,880
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		370	352,770
Sr. Unsec’d. Notes, MTN
3.375%	04/15/23		1,120	1,096,449
3.750%	04/25/22		600	600,994
5.250%	01/17/42		3,904	4,104,681

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Sr. Unsec’d. Notes, MTN, 144A
5.875%	01/15/24		2,176	$2,390,989
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.000%	05/15/22	IDR	2,790,000	209,967
7.000%	05/15/27	IDR	44,697,000	3,300,127
8.375%	09/15/26	IDR	658,000	52,752
8.375%	03/15/34	IDR	27,247,000	2,147,303
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		300	292,013
4.125%	01/17/48		200	191,988
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
0.250%	05/15/18	EUR	2,000	2,462,600
2.000%	12/01/25	EUR	1,820	2,337,996
5.000%	09/01/40	EUR	1,150	1,963,302
Bonds, 144A
3.250%	09/01/46	EUR	1,510	2,039,105
Bonds, TIPS
0.100%	05/15/23	EUR	910	1,155,475
3.750%	09/01/24	EUR	200	286,806
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	570	834,942
4.750%	09/01/28	EUR	1,100	1,725,443
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,500	2,606,308
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		274	263,345
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		600	570,144
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		420	466,200
7.625%	07/09/25		420	489,010
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.375%	07/21/22		900	879,117
2.375%	11/16/22		200	194,473
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN
2.125%	04/13/21		1,100	1,071,466
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.800%	09/20/47	JPY	10,150	96,990
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.750%	01/31/27		640	622,490
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes
3.875%	10/14/24		1,645	1,667,553
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		720	752,587
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		530	519,489

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
6.250%	11/04/24		1,720	$1,655,500
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	MXN	4,800	270,165
8.000%	11/07/47	MXN	27,960	1,604,578
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	4,370	245,444
7.750%	11/13/42	MXN	136,146	7,601,036
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		4,840	4,596,547
4.600%	02/10/48		1,560	1,480,440
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	557,638
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	1,000	798,280
2.500%	09/20/35	NZD	200	162,823
3.000%	09/20/30	NZD	300	260,371
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.875%	02/16/32		560	609,638
Sr. Unsec’d. Notes, MTN, 144A
7.625%	11/28/47		700	724,612
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28		1,100	1,072,500
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		380	396,150
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	2,600	885,495
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37		1,160	1,484,800
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		790	791,518
5.000%	01/13/37		1,100	1,242,215
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	07/21/26	EUR	983	1,357,737
4.125%	04/14/27	EUR	898	1,355,569
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	CAD	300	236,483
Province of Ontario (Canada),
Debs.
6.200%	06/02/31	CAD	100	105,605
Sr. Unsec’d. Notes
2.450%	06/29/22		300	293,776
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,201,473
3.450%	06/02/45	CAD	700	584,607
3.500%	06/02/24	CAD	2,400	1,963,516

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	$207,689
Debs.
6.000%	10/01/29	CAD	300	304,783
Notes
4.250%	12/01/21	CAD	600	498,228
Unsec’d. Notes
3.000%	09/01/23	CAD	700	558,625
3.500%	12/01/22	CAD	900	733,192
5.000%	12/01/38	CAD	300	305,536
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		1,080	1,202,591
Provincia de Buenos Airesgentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		380	394,249
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24		380	399,570
Provincia de Neuquen Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	04/27/25		700	694,582
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		400	412,618
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24	AUD	1,000	778,363
Republic of Belarus International Bond (Belarus),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/23		440	465,907
Republic of South Africa Government Bond (South Africa),
Bonds
10.500%	12/21/26	ZAR	27,170	2,653,027
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.875%	01/22/24		1,080	1,138,158
Russian Federal Bond (Russia),
Bonds
7.050%	01/19/28	RUB	110,728	1,947,421
7.600%	07/20/22	RUB	100,000	1,823,993
7.750%	09/16/26	RUB	61,760	1,139,510
8.150%	02/03/27	RUB	224,170	4,245,681
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30		418	472,758
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23		1,000	1,052,396
5.625%	04/04/42		1,800	1,933,128
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		3,200	3,079,053
3.625%	03/04/28		800	759,718
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	680	836,576
6.750%	03/13/48		360	352,584
Unsec’d. Notes, 144A
6.250%	05/23/33		690	679,650

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19		1,000	$1,011,516
4.750%	05/10/18		600	601,140
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	3,030	197,690
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		810	807,570
Spain Government Bond (Spain),
Bonds
0.250%	04/30/18	EUR	1,556	1,915,253
Sr. Unsec’d. Notes, 144A
2.150%	10/31/25	EUR	3,600	4,883,041
2.900%	10/31/46	EUR	1,600	2,271,698
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.875%	07/25/22		730	740,754
6.250%	07/27/21		450	466,556
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27		800	786,933
6.825%	07/18/26		290	298,133
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	1,300	1,986,851
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,000	975,971
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY	2,830	645,937
10.500%	08/11/27	TRY	4,790	1,094,514
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23		2,050	1,902,195
4.250%	04/14/26		810	737,596
5.750%	05/11/47		1,740	1,545,990
6.000%	03/25/27		360	364,529
6.750%	05/30/40		1,239	1,264,543
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		480	502,502
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32		1,800	1,735,200
7.750%	09/01/20		350	366,576
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/47	GBP	37	49,126
3.250%	01/22/44	GBP	1,500	2,767,247
4.250%	12/07/27	GBP	300	531,234
4.250%	06/07/32	GBP	300	562,599
4.250%	03/07/36	GBP	2,300	4,522,774
4.250%	12/07/40	GBP	1,300	2,694,259
4.500%	09/07/34	GBP	500	989,932
4.750%	12/07/38	GBP	200	431,012
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/26	GBP	4,051	7,038,398
0.125%	11/22/65	GBP	102	351,730

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
0.375%	03/22/62		GBP	150	$572,774
1.875%	11/22/22		GBP	220	493,337
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
8.500%	03/15/28		UYU	10	325
Sr. Unsec’d. Notes
4.375%	10/27/27			192	198,100
5.100%	06/18/50			700	717,500
9.875%	06/20/22		UYU	13,350	478,235
Sr. Unsec’d. Notes, 144A
9.875%	06/20/22		UYU	16,300	583,913
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
7.750%	10/13/19			2,098	624,155
9.250%	09/15/27			3,479	1,119,194
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24			470	479,222

TOTAL SOVEREIGN BONDS (cost $239,474,893)					236,758,286

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Federal National Mortgage Assoc.
3.500%	TBA			200	200,418
3.500%	TBA			2,100	2,097,993
3.500%	TBA			20,400	20,411,981
3.500%	TBA			23,270	23,283,667
4.000%	TBA			13,900	14,239,745
4.000%	TBA			20,000	20,488,842

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $80,308,997)					80,722,646

U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds
2.750%	08/15/47			410	391,854
2.750%	11/15/47			1,334	1,275,177
2.875%	11/15/46			380	372,667
3.000%	11/15/45			1,640	1,649,225
3.000%	02/15/47			2,848	2,863,130
3.000%	05/15/47			3,182	3,197,537
3.000%	02/15/48			3,070	3,087,509
3.125%	02/15/43	(h)		600	618,492
3.625%	02/15/44			739	828,055
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19			8,880	9,381,466
0.125%	04/15/20			13,033	13,733,794
0.125%	04/15/21			16,570	17,172,632
0.125%	04/15/22	(h)(k)		2,254	2,263,716
0.125%	07/15/22			487	519,393
0.125%	01/15/23	(h)(k)		4,400	4,643,801
0.125%	07/15/24			5,000	5,096,687
0.125%	07/15/26			3,100	3,079,136
0.250%	01/15/25			9,365	9,579,619
0.375%	07/15/23			11,307	11,997,835
0.375%	07/15/25	(h)		2,753	2,839,635
0.375%	01/15/27			430	429,781
0.500%	01/15/28	(v)		16,543	16,317,748

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.625%	01/15/24		7,937	$8,471,859
0.625%	01/15/26		17,900	18,659,950
0.625%	02/15/43	(h)	640	650,120
0.750%	02/15/42		200	213,536
0.750%	02/15/45		2,700	2,738,722
0.875%	02/15/47		11,127	11,335,764
1.000%	02/15/46		10,060	10,772,425
1.000%	02/15/48		1,711	1,763,413
1.125%	01/15/21	(h)	100	115,840
1.250%	07/15/20		38,613	45,030,954
1.375%	07/15/18		150	174,063
1.375%	02/15/44		5,860	6,926,492
1.750%	01/15/28	(h)(k)	2,313	3,007,144
2.000%	01/15/26		14,882	20,511,770
2.125%	02/15/40		4,420	6,394,204
2.125%	02/15/41		3,750	5,385,807
2.375%	01/15/25		34,050	50,112,977
2.375%	01/15/27	(h)	2,480	3,490,395
2.500%	01/15/29		13,158	17,984,353
3.375%	04/15/32		1,001	1,880,426
3.625%	04/15/28	(v)	15,089	29,629,282
3.875%	04/15/29		1,267	2,541,217
U.S. Treasury Notes
1.625%	02/15/26	(h)	500	461,289
1.875%	02/28/22		2,000	1,953,281
1.875%	04/30/22	(h)	94	91,676
2.125%	12/31/22		1,150	1,127,854
2.125%	07/31/24		1,400	1,356,359
2.375%	05/15/27		800	776,156
2.625%	03/31/25		1,920	1,912,350
2.750%	02/15/24		3,600	3,623,063

TOTAL U.S. TREASURY OBLIGATIONS (cost $368,866,665)				370,431,630

TOTAL LONG-TERM INVESTMENTS (cost $3,642,167,132)				4,578,070,727

			Shares
SHORT-TERM INVESTMENTS — 17.3%

AFFILIATED MUTUAL FUNDS — 8.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(vv)(w)			437,088,731	437,088,731
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $37,934,497; includes $37,889,611 of cash collateral for securities on loan)(b)(w)			37,932,540	37,928,746

TOTAL AFFILIATED MUTUAL FUNDS (cost $475,023,228)				475,017,477

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 4.7%
U.S. Treasury Bills
1.208%	04/05/18	(k)		30,000	$29,995,935
1.215%	04/26/18	(h)		11,000	10,988,303
1.271%	04/19/18	(h)		30,000	29,976,855
1.296%	04/19/18	(h)		45,000	44,965,283
1.325%	04/26/18	(h)		1,500	1,498,405
1.380%	04/05/18	(k)		38,900	38,894,729
1.403%	04/12/18	(k)		19,100	19,091,320
1.443%	05/03/18			12,000	11,983,201
1.456%	05/31/18			11,000	10,969,924
1.580%	06/14/18	(k)		300	298,992
1.613%	06/14/18	(k)		1,100	1,096,302
1.620%	06/14/18	(k)		13,000	12,956,299
1.637%	07/26/18			10,000	9,943,722
1.715%	06/14/18	(k)		10,000	9,966,384
1.876%	08/16/18			20,000	19,860,705

TOTAL U.S. TREASURY OBLIGATIONS (cost $252,482,605)					252,486,359

				Shares
UNAFFILIATED FUNDS — 2.5%
BlackRock Liquidity Funds FedFund Portfolio				34,681,792	34,681,792
BlackRock Liquidity Funds T-Fund Portfolio .				49,444,434	49,444,434
Dreyfus Treasury Securities Cash Management				6,339,111	6,339,111
Goldman Sachs Financial Square Funds - Government Fund				34,681,793	34,681,793
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio**				10,162,628	10,162,628

TOTAL UNAFFILIATED FUNDS (cost $135,309,759)					135,309,758

Interest Rate	Maturity Date			Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 0.8%
Argentina Treasury Bills
2.820%	05/24/18			100	99,569
2.821%	06/29/18			62	61,537
2.830%	07/13/18			500	495,663
2.839%	06/15/18			58	57,640
3.100%	09/28/18			100	98,457
3.100%	10/26/18			200	196,397
3.100%	12/14/18			900	880,731
3.110%	11/16/18			330	323,475
25.500%	09/14/18		ARS	8,200	365,834
25.700%	06/15/18		ARS	400	18,973
26.000%	04/13/18		ARS	1,100	54,274
Brazil Letras do Tesouro Nacional
9.020%	07/01/18		BRL	35,700	10,650,256
France Treasury Bills
0.950%	04/05/18		EUR	200	246,095
Hellenic Republic Treasury Bills
1.194%	08/31/18		EUR	1,070	1,309,263
Italy Buoni Ordinari del Tesoro
0.490%	05/14/18		EUR	444	546,618
0.640%	04/30/18		EUR	5,800	7,139,493

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN TREASURY OBLIGATIONS(n) (Continued)
0.650%	04/13/18	EUR	4,540	$5,587,047
Letras del Banco Central de la Republica Argentina
26.200%	05/16/18	ARS	800	38,081
United Kingdom Treasury Bills
0.190%	04/03/18	GBP	400	561,199
0.240%	04/20/18	GBP	9,200	12,905,286

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $41,635,252)				41,635,888

CERTIFICATES OF DEPOSIT — 0.1%

Barclays Bank PLC (United Kingdom),
Certificate of Deposit, 3 Month LIBOR + 0.470%
2.355%(c)	05/17/18		900	900,552
Certificate of Deposit
1.940%(cc)	09/04/18		2,600	2,594,093

TOTAL CERTIFICATES OF DEPOSIT (cost $3,500,031)				3,494,645

BANKERS ACCEPTANCES(n) — 0.2%
Bank of Montreal
1.468%	04/04/18	CAD	829	643,298
1.475%	04/09/18	CAD	800	620,670
1.483%	04/02/18	CAD	1,100	853,660
1.487%	04/13/18	CAD	200	155,141
1.492%	04/05/18	CAD	700	543,173
1.501%	04/18/18	CAD	100	77,554
Bank of Nova Scotia
1.483%	04/02/18	CAD	1,936	1,502,442
1.487%	04/06/18	CAD	1,171	908,614
1.488%	04/05/18	CAD	200	155,192
Canada Imperial Bank
1.467%	04/16/18	CAD	1,400	1,085,857
1.487%	04/12/18	CAD	700	543,016
HSBC Bank Canada
1.177%	04/12/18	CAD	100	77,574
1.495%	04/11/18	CAD	100	77,577
1.505%	04/06/18	CAD	500	387,965
1.514%	04/10/18	CAD	200	155,160
National Bank of Canada
1.454%	04/18/18	CAD	100	77,554
1.461%	04/05/18	CAD	100	77,596
Royal Bank of Canada
1.466%	04/12/18	CAD	300	232,721
1.480%	04/04/18	CAD	400	310,397
1.486%	04/03/18	CAD	300	232,807
1.500%	04/06/18	CAD	700	543,151
1.501%	04/16/18	CAD	300	232,684
Toronto Dominion Bank
1.468%	04/16/18	CAD	700	542,928
1.476%	04/10/18	CAD	300	232,740
1.479%	04/05/18	CAD	1,364	1,058,411
1.480%	04/04/18	CAD	100	77,599
1.482%	04/03/18	CAD	100	77,602
1.486%	04/02/18	CAD	1,000	776,055
1.486%	04/20/18	CAD	200	155,237

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANKERS ACCEPTANCES(n) (Continued)
1.488%	04/18/18	CAD	200	$155,108

TOTAL BANKERS ACCEPTANCES (cost $12,514,794)				12,569,483

REPURCHASE AGREEMENT(m) — 0.1%
Bank of Nova Scotia (The), 1.900%, dated 03/29/18, due 04/02/18 in the amount of $2,300,486 (cost $2,300,000)			2,300	2,300,000

OPTIONS PURCHASED~* — 0.0%
(cost $666,051)				619,895

TOTAL SHORT-TERM INVESTMENTS (cost $923,431,720)				923,433,505

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.3% (cost $4,565,598,852)				5,501,504,232

			Shares
SECURITIES SOLD SHORT — (2.6)%

COMMON STOCKS — (2.6)%
Aerospace & Defense — (0.0)%
Aerojet Rocketdyne Holdings, Inc.*			6,000	(167,820)
Aerovironment, Inc.*			1,100	(50,061)
Bombardier, Inc. (Canada) (Class B Stock)* .			20,052	(58,365)
HEICO Corp.			1,400	(121,534)
Kratos Defense & Security Solutions, Inc.*			12,100	(124,509)
L3 Technologies, Inc.			2,400	(499,200)
Mercury Systems, Inc.*			4,800	(231,936)
Northrop Grumman Corp.			1,200	(418,944)

				(1,672,369)

Air Freight & Logistics — (0.0)%
Yamato Holdings Co. Ltd. (Japan)			6,600	(165,899)

Airlines — (0.0)%
Allegiant Travel Co.			600	(103,530)
American Airlines Group, Inc.			13,200	(685,872)
Spirit Airlines, Inc.*			6,500	(245,570)

				(1,034,972)

Auto Components — (0.0)%
American Axle & Manufacturing Holdings, Inc.*			4,000	(60,880)
Cooper Tire & Rubber Co.			6,500	(190,450)
Dorman Products, Inc.*			1,400	(92,694)
Goodyear Tire & Rubber Co. (The)			18,000	(478,440)
LCI Industries			400	(41,660)
NGK Spark Plug Co. Ltd. (Japan)			14,300	(344,573)
Nifco, Inc. (Japan)			400	(13,468)
Toyota Industries Corp. (Japan)			1,600	(96,727)
Visteon Corp.*			1,600	(176,384)

				(1,495,276)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Automobiles — (0.0)%
Ferrari NV (Italy)	4,658	$(559,947)
Mitsubishi Motors Corp. (Japan)	60,700	(434,096)

		(994,043)

Banks — (0.1)%
Banco BPM SpA (Italy)*	45,730	(158,700)
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	190,526	(63,887)
Bank of Hawaii Corp.	700	(58,170)
Bank of Kyoto Ltd. (The) (Japan)	5,200	(294,674)
BPER Banca (Italy)	4,150	(23,141)
Chiba Bank Ltd. (The) (Japan)	2,000	(16,352)
Commerzbank AG (Germany)*	50,114	(650,597)
Community Bank System, Inc.	2,400	(128,544)
Concordia Financial Group Ltd. (Japan)	8,200	(46,301)
CVB Financial Corp.	9,600	(217,344)
FinecoBank Banca Fineco SpA (Italy)	1,278	(15,382)
First Midwest Bancorp, Inc.	2,200	(54,098)
First Republic Bank	6,000	(555,660)
FNB Corp.	10,600	(142,570)
Glacier Bancorp, Inc.	2,000	(76,760)
Hachijuni Bank Ltd. (The) (Japan)	3,100	(16,848)
Hiroshima Bank Ltd. (The) (Japan)	2,400	(18,307)
Iyo Bank Ltd. (The) (Japan)	16,400	(125,913)
Pacific Premier Bancorp, Inc.*	1,000	(40,200)
PNC Financial Services Group, Inc. (The)	3,600	(544,464)
Prosperity Bancshares, Inc.	2,200	(159,786)
Seven Bank Ltd. (Japan)	35,000	(112,281)
Shizuoka Bank Ltd. (The) (Japan)	13,000	(125,015)
Texas Capital Bancshares, Inc.*	2,500	(224,750)
UniCredit SpA (Italy)*	39,787	(831,594)
Unione di Banche Italiane SpA (Italy)	8,451	(38,614)
United Bankshares, Inc.	4,800	(169,200)
Webster Financial Corp.	6,000	(332,400)
Zions Bancorporation	10,400	(548,392)

		(5,789,944)

Beverages — (0.0)%
Anheuser-Busch InBev SA/NV (Belgium)	8,351	(918,166)

Biotechnology — (0.1)%
Agios Pharmaceuticals, Inc.*	2,400	(196,272)
Amicus Therapeutics, Inc.*	28,600	(430,144)
Arena Pharmaceuticals, Inc.*	4,400	(173,800)
Array BioPharma, Inc.*	34,300	(559,776)
Avexis, Inc.*	3,700	(457,246)
BioCryst Pharmaceuticals, Inc.*	9,900	(47,223)
BioMarin Pharmaceutical, Inc.*	3,400	(275,638)
Bluebird Bio, Inc.*	3,900	(665,925)
Clovis Oncology, Inc.*	8,000	(422,400)
Galapagos NV (Belgium)*	2,488	(248,327)
Genmab A/S (Denmark)*	2,114	(455,451)
Heron Therapeutics, Inc.*	8,200	(226,320)
Insmed, Inc.*	4,300	(96,836)
Ironwood Pharmaceuticals, Inc.*	13,400	(206,762)
Loxo Oncology, Inc.*	1,600	(184,592)
Neurocrine Biosciences, Inc.*	5,700	(472,701)
PeptiDream, Inc. (Japan)*	3,200	(175,506)
Portola Pharmaceuticals, Inc.*	6,700	(218,822)

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Sage Therapeutics, Inc.*	700	$(112,749)
Sarepta Therapeutics, Inc.*	8,800	(651,992)
Spark Therapeutics, Inc.*	6,500	(432,835)
Spectrum Pharmaceuticals, Inc.*	10,900	(175,381)
Swedish Orphan Biovitrum AB (Sweden)*	855	(15,310)

		(6,902,008)

Building Products — (0.0)%
Daikin Industries Ltd. (Japan)	400	(44,437)
Masonite International Corp.*	700	(42,945)
Simpson Manufacturing Co., Inc.	700	(40,313)
TOTO Ltd. (Japan)	300	(15,729)

		(143,424)

Capital Markets — (0.1)%
Banca Generali SpA (Italy)	607	(19,584)
Bank of New York Mellon Corp. (The)	9,600	(494,688)
Cboe Global Markets, Inc.	5,500	(627,550)
Credit Suisse Group AG (Switzerland)*	80,026	(1,344,039)
Deutsche Bank AG (Germany)	90,343	(1,260,328)
FactSet Research Systems, Inc.	3,400	(678,028)
GAM Holding AG (Switzerland)*	10,046	(169,157)
MarketAxess Holdings, Inc.	2,000	(434,880)
Nasdaq, Inc.	2,800	(241,416)
Penson Worldwide, Inc.^	32,656	—

		(5,269,670)

Chemicals — (0.1)%
Albemarle Corp.	5,200	(482,248)
Ashland Global Holdings, Inc.	6,400	(446,656)
Chr Hansen Holding A/S (Denmark)	3,050	(263,969)
Ecolab, Inc.	4,100	(561,987)
Flotek Industries, Inc.*	8,200	(50,020)
Hexpol AB (Sweden)	9,366	(87,066)
International Flavors & Fragrances, Inc.	4,800	(657,168)
Kansai Paint Co. Ltd. (Japan)	5,500	(128,553)
Nippon Paint Holdings Co. Ltd. (Japan)	12,300	(453,048)
Novozymes A/S (Denmark) (Class B Stock)	7,266	(378,269)
Nutrien Ltd. (Canada)	307	(14,509)
OCI NV (Netherlands)*	2,402	(55,579)
PPG Industries, Inc.	4,800	(535,680)
Scotts Miracle-Gro Co. (The)	2,200	(188,650)
Sensient Technologies Corp.	1,700	(119,986)
Symrise AG (Germany)	1,275	(102,662)

		(4,526,050)

Commercial Services & Supplies — (0.0)%
ABM Industries, Inc.	4,200	(140,616)
Bilfinger SE (Germany)	3,672	(167,462)
Cintas Corp.	4,300	(733,494)
Covanta Holding Corp.	10,600	(153,700)
Healthcare Services Group, Inc.	10,900	(473,932)
Mobile Mini, Inc.	5,700	(247,950)
Rollins, Inc.	1,800	(91,854)

		(2,009,008)

Communications Equipment — (0.1)%
Finisar Corp.*	20,000	(316,200)
Infinera Corp.*	26,900	(292,134)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
InterDigital, Inc.	2,100	$(154,560)
Nokia OYJ (Finland)	115,906	(640,047)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	143,948	(916,655)
ViaSat, Inc.*	7,800	(512,616)

		(2,832,212)

Construction & Engineering — (0.0)%
Boskalis Westminster (Netherlands)	477	(13,981)
Chiyoda Corp. (Japan)	2,800	(26,210)
Dycom Industries, Inc.*	3,600	(387,468)
FLSmidth & Co. A/S (Denmark)	223	(14,418)
JGC Corp. (Japan)	5,400	(117,572)

		(559,649)

Construction Materials — (0.0)%
Buzzi Unicem SpA (Italy)	7,454	(174,596)
Martin Marietta Materials, Inc.	1,900	(393,870)
Vulcan Materials Co.	3,900	(445,263)

		(1,013,729)

Consumer Finance — (0.0)%
Acom Co. Ltd. (Japan)*	51,100	(229,470)
AEON Financial Service Co. Ltd. (Japan)	10,300	(238,829)
FirstCash, Inc.	2,200	(178,750)
Orient Corp. (Japan)	44,900	(71,793)
PRA Group, Inc.*	4,000	(152,000)

		(870,842)

Containers & Packaging — (0.0)%
AptarGroup, Inc.	700	(62,881)
Ball Corp.	15,600	(619,476)
International Paper Co.	7,200	(384,696)

		(1,067,053)

Distributors — (0.0)%
Core-Mark Holding Co., Inc.	6,700	(142,442)

Diversified Consumer Services — (0.0)%
Adtalem Global Education, Inc.*	6,300	(299,565)
Chegg, Inc.*	7,800	(161,148)
ServiceMaster Global Holdings, Inc.*	8,000	(406,800)

		(867,513)

Diversified Financial Services — (0.0)%
Voya Financial, Inc.	6,100	(308,050)

Diversified Telecommunication Services — (0.0)%
Koninklijke KPN NV (Netherlands)	177,078	(532,473)
Telefonica Deutschland Holding AG (Germany)	20,512	(96,384)
Telenor ASA (Norway)	3,404	(77,411)

		(706,268)

Electric Utilities — (0.1)%
ALLETE, Inc.	1,700	(122,825)
Alliant Energy Corp.	13,000	(531,180)
American Electric Power Co., Inc.	5,200	(356,668)
Avangrid, Inc.	1,400	(71,568)
Chugoku Electric Power Co., Inc. (The) (Japan)	21,700	(265,096)

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Hokuriku Electric Power Co. (Japan)*	20,700	$(180,879)
Shikoku Electric Power Co., Inc. (Japan)	10,900	(131,350)
Southern Co. (The)	11,500	(513,590)
Xcel Energy, Inc.	11,700	(532,116)

		(2,705,272)

Electrical Equipment — (0.0)%
Nidec Corp. (Japan)	5,200	(800,326)
Vestas Wind Systems A/S (Denmark)	1,535	(109,832)

		(910,158)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	6,100	(525,393)
Belden, Inc.	1,000	(68,940)
Dolby Laboratories, Inc. (Class A Stock)	1,000	(63,560)
Fabrinet (Thailand)*	4,800	(150,624)
Hamamatsu Photonics KK (Japan)	2,000	(76,941)
Hexagon AB (Sweden) (Class B Stock)	1,814	(108,276)
Ibiden Co. Ltd. (Japan)	17,700	(262,622)
II-VI, Inc.*	7,800	(319,020)
Keyence Corp. (Japan)	100	(62,466)
Knowles Corp.*	7,900	(99,461)
Shimadzu Corp. (Japan)	2,200	(60,687)
VeriFone Systems, Inc.*	12,200	(187,636)
Yaskawa Electric Corp. (Japan)	34,500	(1,564,767)

		(3,550,393)

Energy Equipment & Services — (0.1)%
Baker Hughes a GE Co.	19,700	(547,069)
Dril-Quip, Inc.*	3,500	(156,800)
Forum Energy Technologies, Inc.*	6,700	(73,700)
National Oilwell Varco, Inc.	16,200	(596,322)
Patterson-UTI Energy, Inc.	24,900	(435,999)
SBM Offshore NV (Netherlands)	5,553	(89,043)
Tenaris SA (Luxembourg)	12,287	(212,394)

		(2,111,327)

Equity Real Estate Investment Trusts (REITs) — (0.1)%
Acadia Realty Trust	3,900	(95,940)
Alexandria Real Estate Equities, Inc.	4,400	(549,516)
AvalonBay Communities, Inc.	3,300	(542,718)
CoreSite Realty Corp.	1,300	(130,338)
CyrusOne, Inc.	10,100	(517,221)
Digital Realty Trust, Inc.	4,700	(495,286)
EastGroup Properties, Inc.	600	(49,596)
Education Realty Trust, Inc.	3,900	(127,725)
Federal Realty Investment Trust	3,900	(452,829)
Healthcare Realty Trust, Inc.	8,700	(241,077)
Healthcare Trust of America, Inc. (Class A Stock)	8,400	(222,180)
Invitation Homes, Inc.	7,800	(178,074)
Iron Mountain, Inc.	9,400	(308,884)
Kilroy Realty Corp.	5,800	(411,568)
LaSalle Hotel Properties	9,800	(284,298)
Macerich Co. (The)	1,500	(84,030)
National Retail Properties, Inc.	11,500	(451,490)
Public Storage	2,800	(561,092)
Realty Income Corp.	9,700	(501,781)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.*	700	$(119,644)
Tanger Factory Outlet Centers, Inc.	9,900	(217,800)
Taubman Centers, Inc.	4,600	(261,786)
Ventas, Inc.	4,900	(242,697)

		(7,047,570)

Food & Staples Retailing — (0.0)%
Aeon Co. Ltd. (Japan)	17,100	(304,122)
Axfood AB (Sweden)	1,027	(17,579)
Casey’s General Stores, Inc.	1,000	(109,770)
Chefs’ Warehouse, Inc. (The)*	4,800	(110,400)
Cosmos Pharmaceutical Corp. (Japan)	100	(20,387)
Costco Wholesale Corp.	3,700	(697,191)
FamilyMart UNY Holdings Co. Ltd. (Japan)	2,600	(216,624)

		(1,476,073)

Food Products — (0.0)%
Aryzta AG (Switzerland)*	3,572	(79,557)
Calbee, Inc. (Japan)	11,300	(383,973)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	40	(248,169)
General Mills, Inc.	10,100	(455,106)
Hostess Brands, Inc.*	8,900	(131,631)
Kikkoman Corp. (Japan)	5,900	(239,199)
Kraft Heinz Co. (The)	4,200	(261,618)
TreeHouse Foods, Inc.*	2,000	(76,540)

		(1,875,793)

Health Care Equipment & Supplies — (0.1)%
Asahi Intecc Co. Ltd. (Japan)	400	(16,107)
AtriCure, Inc.*	2,500	(51,300)
Becton, Dickinson & Co.	2,500	(541,750)
China Medical Technologies, Inc. (China), ADR^	6,255	—
Coloplast A/S (Denmark) (Class B Stock)	620	(52,586)
DexCom, Inc.*	9,800	(726,768)
Elekta AB (Sweden) (Class B Stock)	10,325	(110,537)
Endologix, Inc.*	17,900	(75,717)
GenMark Diagnostics, Inc.*	9,900	(53,856)
Getinge AB (Sweden) (Class B Stock)	1,193	(13,585)
Glaukos Corp.*	4,000	(123,320)
ICU Medical, Inc.*	1,000	(252,400)
Insulet Corp.*	1,300	(112,684)
iRhythm Technologies, Inc.*	1,800	(113,310)
K2M Group Holdings, Inc.*	8,800	(166,760)
Nevro Corp.*	5,800	(502,686)
NuVasive, Inc.*	9,300	(485,553)
Olympus Corp. (Japan)	500	(19,120)
OraSure Technologies, Inc.*	7,200	(121,608)
Penumbra, Inc.*	2,600	(300,690)
Quidel Corp.*	900	(46,629)
Sysmex Corp. (Japan)	2,800	(254,413)
Wright Medical Group NV*	12,400	(246,016)

		(4,387,395)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	11,900	(466,242)
AMN Healthcare Services, Inc.*	4,300	(244,025)

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
BioTelemetry, Inc.*	5,400	$(167,670)
Capital Senior Living Corp.*	6,700	(72,025)
Community Health Systems, Inc.*	19,300	(76,428)
Diplomat Pharmacy, Inc.*	2,300	(46,345)
Henry Schein, Inc.*	7,300	(490,633)
Patterson Cos., Inc.	14,900	(331,227)
Premier, Inc. (Class A Stock)*	5,500	(172,205)
Tivity Health, Inc.*	3,900	(154,635)

		(2,221,435)

Health Care Technology — (0.0)%
Evolent Health, Inc. (Class A Stock)*	14,100	(200,925)
M3, Inc. (Japan)	600	(27,569)
Teladoc, Inc.*	10,000	(403,000)

		(631,494)

Hotels, Restaurants & Leisure — (0.1)%
Carnival Corp.	7,300	(478,734)
Eldorado Resorts, Inc.*	6,300	(207,900)
ILG, Inc.	4,000	(124,440)
MGM Resorts International	17,500	(612,850)
Papa John’s International, Inc.	5,800	(332,340)
Six Flags Entertainment Corp.	9,500	(591,470)
Vail Resorts, Inc.	3,000	(665,100)
Wingstop, Inc.	4,400	(207,812)
Zoe’s Kitchen, Inc.*	1,300	(18,772)

		(3,239,418)

Household Durables — (0.0)%
Casio Computer Co. Ltd. (Japan)	1,900	(28,302)
Garmin Ltd.	10,200	(601,086)
Installed Building Products, Inc.*	1,500	(90,075)
iRobot Corp.*	4,900	(314,531)
KB Home	7,600	(216,220)
Leggett & Platt, Inc.	3,900	(173,004)
Rinnai Corp. (Japan)	200	(19,021)
Whirlpool Corp.	2,800	(428,708)

		(1,870,947)

Household Products — (0.0)%
Church & Dwight Co., Inc.	10,600	(533,816)
Pigeon Corp. (Japan)	900	(40,664)
Unicharm Corp. (Japan)	1,900	(54,803)
WD-40 Co.	800	(105,360)

		(734,643)

Independent Power & Renewable Electricity Producers — (0.0)%
Electric Power Development Co. Ltd. (Japan)	3,100	(79,905)
Ormat Technologies, Inc.	1,800	(101,484)
Pattern Energy Group, Inc. (Class A Stock)	11,600	(200,564)

		(381,953)

Industrial Conglomerates — (0.0)%
Keihan Holdings Co. Ltd. (Japan)	900	(27,922)
Roper Technologies, Inc.	1,200	(336,828)

		(364,750)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Insurance — (0.1)%
Aon PLC	2,700	$(378,891)
Arthur J Gallagher & Co.	8,300	(570,459)
Dai-ichi Life Holdings, Inc. (Japan)	12,700	(234,461)
Markel Corp.*	190	(222,348)
Marsh & McLennan Cos., Inc.	8,600	(710,274)
RenaissanceRe Holdings Ltd. (Bermuda)	4,800	(664,848)
RLI Corp.	1,900	(120,441)
Sompo Holdings, Inc. (Japan)	900	(36,264)
Sony Financial Holdings, Inc. (Japan)	20,300	(370,681)
T&D Holdings, Inc. (Japan)	22,800	(362,661)
Tokio Marine Holdings, Inc. (Japan)	10,200	(462,497)
Unipol Gruppo SpA (Italy)	66,847	(327,096)
W.R. Berkley Corp.	4,100	(298,070)
Willis Towers Watson PLC	1,800	(273,942)

		(5,032,933)

Internet & Direct Marketing Retail — (0.1)%
Amazon.com, Inc.*	190	(274,995)
Expedia Group, Inc.	5,100	(563,091)
Liberty Expedia Holdings, Inc. (Class A Stock)*	1,300	(51,064)
Shutterfly, Inc.*	2,900	(235,625)
Wayfair, Inc. (Class A Stock)*	6,500	(438,945)
Yoox Net-A-Porter Group SpA (Italy)*	6,669	(310,113)
Zalando SE (Germany)*	6,779	(369,921)

		(2,243,754)

Internet Software & Services — (0.1)%
2U, Inc.*	4,700	(394,941)
Alteryx, Inc. (Class A Stock)*	3,500	(119,490)
Box, Inc. (Class A Stock)*	16,800	(345,240)
Cornerstone OnDemand, Inc.*	1,600	(62,576)
Coupa Software, Inc.*	1,000	(45,620)
GoDaddy, Inc. (Class A Stock)*	11,300	(694,046)
GTT Communications, Inc.*	2,900	(164,430)
Instructure, Inc.*	1,900	(80,085)
Kakaku.com, Inc. (Japan)	23,100	(408,809)
Okta, Inc.*	3,500	(139,475)
Shopify, Inc. (Canada) (Class A Stock)*	1,183	(147,210)
United Internet AG (Germany)	4,162	(262,251)
Zillow Group, Inc. (Class C Stock)*	12,500	(672,500)

		(3,536,673)

IT Services — (0.1)%
Alliance Data Systems Corp.	2,500	(532,150)
DXC Technology Co.	6,400	(643,392)
Gartner, Inc.*	4,700	(552,814)
Genpact Ltd.	7,000	(223,930)
Jack Henry & Associates, Inc.	300	(36,285)
Obic Co. Ltd. (Japan)	300	(25,280)
PayPal Holdings, Inc.*	9,800	(743,526)
Square, Inc. (Class A Stock)*	14,200	(698,640)
WEX, Inc.*	4,600	(720,452)
Worldpay, Inc. (Class A Stock)*	8,700	(715,488)

		(4,891,957)

Leisure Products — (0.0)%
Amer Sports OYJ (Finland)*	1,432	(44,192)

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
American Outdoor Brands Corp.*	9,200	$(94,944)
Hasbro, Inc.	5,800	(488,940)
Shimano, Inc. (Japan)	3,000	(432,919)
Yamaha Corp. (Japan)	600	(26,355)

		(1,087,350)

Life Sciences Tools & Services — (0.0)%
Cambrex Corp.*	2,500	(130,750)
NeoGenomics, Inc.*	13,700	(111,792)
PerkinElmer, Inc.	4,000	(302,880)
PRA Health Sciences, Inc.*	2,200	(182,512)
Syneos Health, Inc.*	8,900	(315,950)

		(1,043,884)

Machinery — (0.1)%
Actuant Corp. (Class A Stock)	4,300	(99,975)
Albany International Corp. (Class A Stock)	3,300	(206,910)
Chart Industries, Inc.*	2,900	(171,187)
CIRCOR International, Inc.	2,100	(89,586)
CNH Industrial NV (United Kingdom)	3,058	(37,788)
Daifuku Co. Ltd. (Japan)	1,300	(77,074)
Duerr AG (Germany)	884	(97,146)
FANUC Corp. (Japan)	100	(25,735)
Flowserve Corp.	11,900	(515,627)
GEA Group AG (Germany)	5,248	(223,181)
IHI Corp. (Japan)	2,500	(77,997)
John Bean Technologies Corp.	1,600	(181,440)
Kawasaki Heavy Industries Ltd. (Japan)	500	(16,135)
Krones AG (Germany)	120	(16,167)
Metso OYJ (Finland)	415	(13,093)
Nabtesco Corp. (Japan)	600	(23,369)
OC Oerlikon Corp. AG (Switzerland)*	12,134	(214,474)
Snap-on, Inc.	3,200	(472,128)
Sun Hydraulics Corp.	1,100	(58,916)
THK Co. Ltd. (Japan)	500	(20,800)
Trinity Industries, Inc.	14,600	(476,398)
Wabtec Corp.	7,300	(594,220)

		(3,709,346)

Marine — (0.0)%
Kirby Corp.*	4,900	(377,055)
Nippon Yusen KK (Japan)	16,000	(314,143)

		(691,198)

Media — (0.1)%
Altice NV (Netherlands) (Class A Stock)*	102,360	(845,949)
Axel Springer SE (Germany)	973	(81,395)
CyberAgent, Inc. (Japan)	900	(46,763)
Dentsu, Inc. (Japan)	3,400	(150,256)
EW Scripps Co. (The) (Class A Stock)	6,600	(79,134)
GCI Liberty, Inc. (Class A Stock)*	10,660	(563,488)
IMAX Corp.*	12,700	(243,840)
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	4,400	(135,740)
Lions Gate Entertainment Corp. (Class A Stock)	5,200	(134,316)
Live Nation Entertainment, Inc.*	4,600	(193,844)
Omnicom Group, Inc.	3,800	(276,146)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Media (cont’d.)
ProSiebenSat.1 Media SE (Germany)	9,438	$(326,900)
Schibsted ASA (Norway) (Class A Stock)	6,719	(189,292)
Telenet Group Holding NV (Belgium)*	1,398	(93,449)

		(3,360,512)

Metals & Mining — (0.0)%
AK Steel Holding Corp.*	63,500	(287,655)
Allegheny Technologies, Inc.*	20,100	(475,968)
Century Aluminum Co.*	5,700	(94,278)
Coeur Mining, Inc.*	24,600	(196,800)
Compass Minerals International, Inc.	3,900	(235,170)
First Quantum Minerals Ltd. (Zambia)	19,000	(266,783)
Kaiser Aluminum Corp.	400	(40,360)
Teck Resources Ltd. (Canada) (Class B Stock)	3,821	(98,406)
TimkenSteel Corp.*	4,900	(74,431)
Warrior Met Coal, Inc.	1,600	(44,816)
Wheaton Precious Metals Corp. (Canada)	3,157	(64,324)

		(1,878,991)

Mortgage Real Estate Investment Trusts (REITs) — (0.0)%
AGNC Investment Corp.	18,400	(348,128)
Apollo Commercial Real Estate Finance, Inc.	14,200	(255,316)

		(603,444)

Multiline Retail — (0.0)%
Don Quijote Holdings Co. Ltd. (Japan)	800	(45,848)
Isetan Mitsukoshi Holdings Ltd. (Japan)	27,900	(308,731)
Marui Group Co. Ltd. (Japan)	15,700	(316,597)

		(671,176)

Multi-Utilities — (0.1)%
Avista Corp.	1,400	(71,750)
Black Hills Corp.	2,500	(135,750)
Consolidated Edison, Inc.	7,100	(553,374)
Dominion Energy, Inc.	7,600	(512,468)
E.ON SE (Germany)	23,942	(266,046)
RWE AG (Germany)	2,805	(69,335)
Sempra Energy	5,100	(567,222)

		(2,175,945)

Oil, Gas & Consumable Fuels — (0.1)%
Callon Petroleum Co.*	40,500	(536,220)
Cameco Corp. (Canada)	6,143	(55,835)
Centennial Resource Development, Inc.*	10,700	(196,345)
Enbridge, Inc. (Canada)	10,036	(315,643)
EQT Corp.	10,400	(494,104)
Extraction Oil & Gas, Inc.*	11,800	(135,228)
Golar LNG Ltd. (Bermuda)	8,600	(235,296)
Green Plains, Inc.	7,100	(119,280)
Gulfport Energy Corp.*	32,100	(309,765)
Halcon Resources Corp.*	22,900	(111,523)
Keyera Corp. (Canada)	805	(20,938)
Koninklijke Vopak NV (Netherlands)	3,540	(173,814)
Matador Resources Co.*	2,900	(86,739)
Parsley Energy, Inc. (Class A Stock)*	23,400	(678,366)
PDC Energy, Inc.*	12,800	(627,584)
SemGroup Corp. (Class A Stock)	10,200	(218,280)

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
TransCanada Corp. (Canada)	2,001	$(82,752)
Whiting Petroleum Corp.*	17,725	(599,814)

		(4,997,526)

Paper & Forest Products — (0.0)%
Domtar Corp.	4,400	(187,176)

Personal Products — (0.0)%
Coty, Inc. (Class A Stock)	18,400	(336,720)
Kose Corp. (Japan)	400	(84,089)
Shiseido Co. Ltd. (Japan)	1,700	(109,169)

		(529,978)

Pharmaceuticals — (0.1)%
Aerie Pharmaceuticals, Inc.*	1,800	(97,650)
Chugai Pharmaceutical Co. Ltd. (Japan)	2,300	(116,767)
Dermira, Inc.*	4,600	(36,754)
Impax Laboratories, Inc.*	15,000	(291,750)
Medicines Co. (The)*	12,500	(411,750)
Nektar Therapeutics*	7,300	(775,698)
Nippon Shinyaku Co. Ltd. (Japan)	1,600	(108,310)
Ono Pharmaceutical Co. Ltd. (Japan)	7,800	(248,171)
Santen Pharmaceutical Co. Ltd. (Japan)	6,800	(113,873)
Vifor Pharma AG (Switzerland)	544	(83,886)

		(2,284,609)

Professional Services — (0.1)%
Equifax, Inc	4,500	(530,145)
IHS Markit Ltd.*	12,400	(598,176)
Nielsen Holdings PLC	16,600	(527,714)
Recruit Holdings Co. Ltd. (Japan)	4,300	(107,774)
Verisk Analytics, Inc.*	5,200	(540,800)
WageWorks, Inc.*	3,500	(158,200)

		(2,462,809)

Real Estate Management & Development — (0.0)%
Howard Hughes Corp. (The)*	2,500	(347,825)
Kennedy-Wilson Holdings, Inc.	2,100	(36,540)

		(384,365)

Road & Rail — (0.0)%
Genesee & Wyoming, Inc. (Class A Stock)*	5,300	(375,187)
Keikyu Corp. (Japan)	3,900	(68,550)
Keio Corp. (Japan)	3,600	(155,161)
Kintetsu Group Holdings Co. Ltd. (Japan)	4,600	(180,741)
Knight-Swift Transportation Holdings, Inc.	12,400	(570,524)
Nankai Electric Railway Co. Ltd. (Japan)	4,700	(118,437)
Odakyu Electric Railway Co. Ltd. (Japan)	9,700	(197,604)

		(1,666,204)

Semiconductors & Semiconductor Equipment — (0.1)%
Advantest Corp. (Japan)	33,400	(702,434)
Ambarella, Inc.*	5,800	(284,142)
ams AG (Austria)	1,769	(185,763)
Analog Devices, Inc	6,900	(628,797)
Cree, Inc.*	18,200	(733,642)
Ichor Holdings Ltd.*	4,500	(108,945)
Inphi Corp.*	8,200	(246,820)
Integrated Device Technology, Inc.*	8,100	(247,536)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MACOM Technology Solutions Holdings, Inc. (Class H Stock)*	9,700	$(161,020)
MaxLinear, Inc.*	6,700	(152,425)
Microchip Technology, Inc.	6,000	(548,160)
Monolithic Power Systems, Inc.	600	(69,462)
PDF Solutions, Inc.*	5,900	(68,794)
Renesas Electronics Corp. (Japan)*	18,300	(183,966)
Rohm Co. Ltd. (Japan)	200	(18,984)
Silicon Laboratories, Inc.*	800	(71,920)
STMicroelectronics NV (Switzerland)	2,203	(48,979)
SUMCO Corp. (Japan)	37,400	(976,797)
Veeco Instruments, Inc.*	8,500	(144,500)
Xilinx, Inc.	5,000	(361,200)

		(5,944,286)

Software — (0.2)%
Autodesk, Inc.*	5,100	(640,458)
Blackbaud, Inc.	2,200	(223,982)
Ebix, Inc.	1,300	(96,850)
Ellie Mae, Inc.*	3,000	(275,820)
Everbridge, Inc.*	1,100	(40,260)
FireEye, Inc.*	8,800	(148,984)
Guidewire Software, Inc.*	6,500	(525,395)
HubSpot, Inc.*	6,600	(714,780)
LINE Corp. (Japan)*	500	(19,678)
Nintendo Co. Ltd. (Japan)	2,900	(1,288,393)
Proofpoint, Inc.*	6,700	(761,455)
PROS Holdings, Inc.*	5,800	(191,458)
ServiceNow, Inc.*	4,600	(761,070)
Splunk, Inc.*	7,300	(718,247)
Tableau Software, Inc. (Class A Stock)*	2,100	(169,722)
Workday, Inc. (Class A Stock)*	6,000	(762,660)

		(7,339,212)

Specialty Retail — (0.1)%
Camping World Holdings, Inc. (Class A Stock)	6,100	(196,725)
Fast Retailing Co. Ltd. (Japan)	1,500	(602,600)
Fielmann AG (Germany)	1,006	(81,328)
Floor & Decor Holdings, Inc. (Class A Stock)*	5,100	(265,812)
Lowe’s Cos., Inc.	6,100	(535,275)
O’Reilly Automotive, Inc.*	2,600	(643,188)
Tiffany & Co.	6,600	(644,556)

		(2,969,484)

Technology Hardware, Storage & Peripherals — (0.0)%
Electronics For Imaging, Inc.*	8,700	(237,771)
NetApp, Inc.	200	(12,338)
Ricoh Co. Ltd. (Japan)	17,800	(175,843)
Seiko Epson Corp. (Japan)	1,800	(31,194)
Stratasys Ltd.*	7,500	(151,350)

		(608,496)

Textiles, Apparel & Luxury Goods — (0.0)%
Asics Corp. (Japan)	11,400	(212,336)
Hanesbrands, Inc.	25,300	(466,026)

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	10,000	$(664,400)

		(1,342,762)

Thrifts & Mortgage Finance — (0.0)%
New York Community Bancorp, Inc.	27,200	(354,416)
Northwest Bancshares, Inc.	5,100	(84,456)

		(438,872)

Trading Companies & Distributors — (0.0)%
Air Lease Corp.	8,700	(370,794)
MISUMI Group, Inc. (Japan)	1,200	(33,235)
MonotaRO Co. Ltd. (Japan)	3,200	(113,254)
NOW, Inc.*	24,200	(247,324)
SiteOne Landscape Supply, Inc.*	5,200	(400,608)

		(1,165,215)

Transportation Infrastructure — (0.0)%
Mitsubishi Logistics Corp. (Japan)	900	(18,946)

Water Utilities — (0.0)%
Aqua America, Inc	3,400	(115,804)

Wireless Telecommunication Services — (0.0)%
Millicom International Cellular SA (Colombia), SDR	2,065	(141,318)
SoftBank Group Corp. (Japan)	4,400	(328,202)
Sprint Corp.*	70,500	(344,040)
Tele2 AB (Sweden) (Class B Stock)	4,039	(48,639)
T-Mobile US, Inc.*	8,700	(531,048)

		(1,393,247)

TOTAL COMMON STOCKS (proceeds received $127,747,886)		(137,573,362)

PREFERRED STOCK — 0.0%
Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC) (proceeds received $120,294)	1,431	(200,249)

TOTAL SECURITIES SOLD SHORT
(proceeds received $127,868,180)		(137,773,611)

Shares	Value
OPTIONS WRITTEN~* — (0.0)% (premiums received $1,135,292)	$(936,793)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 100.7% (cost $4,436,595,380)	5,362,793,828
Liabilities in excess of other assets(z) — (0.7)%	(36,950,675)

NET ASSETS — 100.0%	$5,325,843,153

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
**	Investment is an affiliate of the Subadvisor.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $299,206 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,496,819; cash collateral of $37,889,611 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $798,117. The aggregate value of $129,825 is 0.0% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(m)	Repurchase agreement is collateralized by U.S. Treasury Security (coupon rate 2.125%, maturity date 03/31/24) with the aggregate value, including accrued interest, of $2,326,424.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(vv)	Includes an amount of $1,500,932 segregated as collateral for OTC derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal National Mortgage Assoc. (proceeds receivable $6,525,172)	3.000%	TBA	05/14/18	$(6,700)	$(6,526,335)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	04/20/18	EUR 157.50	10	EUR	10	$24,609
10 Year Euro-Bund Futures	Call	04/20/18	EUR 159.00	5	EUR	5	4,737
10 Year Euro-Bund Futures	Call	04/20/18	EUR 163.00	11	EUR	11	135
10 Year Euro-Bund Futures	Call	04/20/18	EUR 163.50	13	EUR	13	160
10 Year Euro-Bund Futures	Call	05/25/18	EUR 165.50	39	EUR	39	960
10 Year Euro-Bund Futures	Call	05/25/18	EUR 167.00	123	EUR	123	1,513
10 Year Euro-Bund Futures	Call	05/25/18	EUR 167.50	254	EUR	254	3,125
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$120.00	10		10	12,187
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$121.25	5		5	2,109
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$126.00	140		140	2,188
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$127.00	623		623	—
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$132.00	52		52	—
10 Year U.S. Treasury Notes Futures	Call	05/25/18	$126.00	31		31	1,453
10 Year U.S. Treasury Notes Futures	Call	05/25/18	$128.50	135		135	2,109
10 Year U.S. Treasury Notes Futures	Call	05/25/18	$131.50	38		38	594
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$144.00	38		38	105,688
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$145.50	6		6	9,375
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$174.00	1		1	16
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$180.00	68		68	—
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$183.00	44		44	—
Australian Futures	Call	04/06/18	79.00	10		10	100
Canadian Dollar Futures	Call	05/04/18	78.00	5		5	2,800
Euro Futures	Call	04/06/18	1.24	300		375	1,088
10 Year Euro-Bund Futures	Put	04/20/18	EUR 158.00	7	EUR	7	947
10 Year Euro-Bund Futures	Put	04/20/18	EUR 158.50	24	EUR	24	5,906
10 Year Euro-Bund Futures	Put	04/20/18	EUR 159.00	5	EUR	5	2,092
10 Year Euro-Bund Futures	Put	05/25/18	EUR 149.50	71	EUR	71	874
10 Year U.S. Treasury Notes Futures	Put	05/25/18	$108.50	14		14	—
20 Year U.S. Treasury Bonds Futures	Put	04/20/18	$133.00	545		545	8,516
20 Year U.S. Treasury Bonds Futures	Put	04/20/18	$134.00	128		128	2,000
30 Year U.S. Ultra Treasury Bonds Futures	Put	05/25/18	$106.00	29		29	—
30 Year U.S. Ultra Treasury Bonds Futures	Put	05/25/18	$108.00	8		8	—
30 Year U.S. Ultra Treasury Bonds Futures	Put	05/25/18	$110.00	61		61	—
Euro Futures	Put	04/06/18	1.23	300		375	900
Japanese Yen Futures	Put	04/06/18	94.00	10		13	2,875
5 Year U.S. Treasury Notes Futures	Put	05/25/18	$105.25	1		1	—
5 Year U.S. Treasury Notes Futures	Put	05/25/18	$105.50	26		26	—
5 Year U.S. Treasury Notes Futures	Put	05/25/18	$106.00	67		67	—
5 Year U.S. Treasury Notes Futures	Put	05/25/18	$107.75	36		36	281
5 Year U.S. Treasury Notes Futures	Put	04/20/18	$109.75	358		358	—
5 Year U.S. Treasury Notes Futures	Put	04/20/18	$110.00	729		729	—

							$199,337

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	03/12/19	3.38	—		600	$31,958
Currency Option USD vs EUR	Call	Goldman Sachs & Co.	04/27/18	1.23	—		1,640	10,291
Inflation Cap Option, CMS 10-5	Call	Morgan Stanley	04/03/18	0.17%	—		17,600	—
Inflation Cap Option, CMS 10-5	Call	Morgan Stanley	06/11/18	0.17%	—		11,200	302
Currency Option AUD vs USD	Put	Hong Kong & Shanghai Bank	02/05/19	0.74	—	AUD	3,100	39,909
Currency Option EUR vs USD	Put	JPMorgan Chase	05/03/18	1.20	—	EUR	2,600	3,433
Currency Option EUR vs USD	Put	Deutsche Bank AG	01/22/19	1.20	—	EUR	1,400	15,715
Currency Option EUR vs USD	Put	Deutsche Bank AG	02/05/19	1.22	—	EUR	2,461	39,320
Currency Option EUR vs USD	Put	Hong Kong & Shanghai Bank	02/05/19	1.22	—	EUR	345	5,512
Currency Option GBP vs USD	Put	Citigroup Global Markets	05/04/18	1.32	—	GBP	1,351	292
Currency Option USD vs BRL	Put	Hong Kong & Shanghai Bank	03/12/19	3.38	—		600	29,337
Currency Option USD vs COP	Put	JPMorgan Chase	06/07/18	2,787.25	—		2,230	44,343
Currency Option USD vs JPY	Put	Goldman Sachs & Co.	04/18/18	106.00	—		1,500	8,163
Currency Option USD vs MXN	Put	Morgan Stanley	06/07/18	18.61	—		2,230	61,340
Currency Option USD vs RUB	Put	Goldman Sachs & Co.	06/13/18	56.28	—		2,230	15,009
Currency Option USD vs TRY	Put	Goldman Sachs & Co.	04/17/18	3.82	—		1,690	682
FNMA TBA 3.50%	Put	Credit Suisse First Boston Corp.	04/05/18	$83.00	—		7,000	—
FNMA TBA 3.50%	Put	JPMorgan Chase	05/07/18	$69.00	—		16,000	—

								$305,606

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.30.V1, 06/20/23	Call	Bank of America	04/18/18	$62.50	0.63%(Q)	CDX.NA.IG.30.V1(Q)	1,230	$555
CDX.NA.IG.30.V1, 06/20/23	Call	Bank of America	06/20/18	$65.00	0.63%(Q)	CDX.NA.IG.30.V1(Q)	4,120	7,930
CDX.NA.IG.30.V1, 06/20/23	Call	Barclays Capital Group	06/20/18	$60.00	0.63%(Q)	CDX.NA.IG.30.V1(Q)	3,950	3,633
CDX.NA.IG.30.V1, 06/20/23	Call	Bank of America	06/20/18	$65.00	0.63%(Q)	CDX.NA.IG.30.V1(Q)	1,230	2,367
30- Year Interest Rate Swap, 06/19/48	Call	Deutsche Bank AG	06/15/18	2.15%	2.15%(S)	3 Month LIBOR(Q)	650	335
10- Year Interest Rate Swap, 07/18/28	Put	Morgan Stanley	07/16/18	2.77%	3 Month LIBOR(Q)	2.77%(S)	850	11,432
30- Year Interest Rate Swap, 06/19/48	Put	Deutsche Bank AG	06/15/18	2.15%	3 Month LIBOR(Q)	2.15%(S)	650	88,700

								$114,952

Total Options Purchased								$619,895

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	04/20/18	EUR 160.00	12	EUR	12	$(3,987)
10 Year Euro-Bund Futures	Call	05/25/18	EUR 158.00	5	EUR	5	(11,197)
10 Year Euro-Bund Futures	Call	05/25/18	EUR 160.00	17	EUR	17	(12,969)
10 Year U.S. Treasury Notes Futures	Call	04/06/18	$121.50	10		10	(1,719)
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$120.50	50		50	(39,062)
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$120.75	11		11	(6,703)
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$121.00	49		49	(23,734)
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$121.50	37		37	(11,563)
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$121.50	22		22	(7,219)
10 Year U.S. Treasury Notes Futures	Call	05/25/18	$121.00	25		25	(20,703)
10 Year U.S. Treasury Notes Futures	Call	05/25/18	$121.50	25		25	(15,234)
10 Year U.S. Treasury Notes Futures	Call	05/25/18	$123.00	23		23	(4,672)
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$145.00	10		10	(20,781)
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$146.00	29		29	(36,703)
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$147.00	7		7	(5,469)
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$147.50	12		12	(7,312)
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$147.00	12		12	(17,625)
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$148.00	52		52	(62,563)
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$149.00	15		15	(12,656)
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$150.00	38		38	(21,375)
30 Year U.S. Ultra Treasury Bonds Futures	Call	04/06/18	$145.00	30		30	(52,969)
30 Year U.S. Ultra Treasury Bonds Futures	Call	04/06/18	$145.00	2		2	(281)
Canadian Dollar Futures	Call	04/06/18	80.00	5		5	(25)
Canadian Dollar Futures	Call	04/06/18	81.00	5		5	(25)
Canadian Dollar Futures	Call	05/04/18	77.50	5		5	(4,000)
Euro Futures	Call	04/06/18	1.23	500		625	(5,188)
Euro Futures	Call	04/06/18	1.25	400		500	(400)
Japanese Yen Futures	Call	04/06/18	96.00	5		6	(437)
Japanese Yen Futures	Call	05/04/18	96.00	5		6	(2,625)
5 Year U.S. Treasury Notes Futures	Call	04/20/18	$114.00	74		74	(42,781)
5 Year U.S. Treasury Notes Futures	Call	04/20/18	$114.50	24		24	(6,750)
5 Year U.S. Treasury Notes Futures	Call	04/20/18	$114.75	24		24	(4,500)
10 Year Euro-Bund Futures	Put	04/20/18	EUR 157.50	5	EUR	5	(431)
10 Year Euro-Bund Futures	Put	05/25/18	EUR 156.50	17	EUR	17	(3,138)
10 Year Euro-Bund Futures	Put	05/25/18	EUR 158.00	5	EUR	5	(2,399)
10 Year U.S. Treasury Notes Futures	Put	04/20/18	$120.00	37		37	(3,469)
10 Year U.S. Treasury Notes Futures	Put	04/20/18	$120.50	61		61	(13,344)
20 Year U.S. Treasury Bonds Futures	Put	04/20/18	$143.00	8		8	(1,125)
Euro Futures	Put	04/06/18	1.23	400		500	(650)
Euro Futures	Put	04/06/18	1.24	400		500	(3,550)
Euro Futures	Put	05/04/18	1.23	1,000		1,250	(7,625)
Japanese Yen Futures	Put	04/06/18	92.00	4		5	(25)
Japanese Yen Futures	Put	04/06/18	93.00	5		6	(250)
Japanese Yen Futures	Put	05/04/18	94.00	5		6	(4,500)
Japanese Yen Futures	Put	06/08/18	92.50	10		13	(6,500)
5 Year Euro-Bobl	Put	05/25/18	EUR 129.00	19	EUR	19	(234)
5 Year Euro-Bobl	Put	05/25/18	EUR 129.50	79	EUR	79	(1,944)
5 Year Euro-Bobl	Put	05/25/18	EUR 130.00	19	EUR	19	(1,052)
5 Year U.S. Treasury Notes Futures	Put	05/25/18	$113.25	25		25	(2,148)
5 Year U.S. Treasury Notes Futures	Put	04/20/18	$114.00	60		60	(6,563)
5 Year U.S. Treasury Notes Futures	Put	04/06/18	$114.25	10		10	(937)

							$(523,111)

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs CAD	Call	JPMorgan Chase	06/29/18	1.02	—	AUD	1,561	$(3,419)
Currency Option AUD vs CAD	Call	Goldman Sachs & Co.	06/29/18	1.02	—	AUD	1,400	(3,067)
Currency Option AUD vs USD	Call	Morgan Stanley	08/16/18	0.80	—	AUD	632	(3,960)
Currency Option AUD vs USD	Call	Credit Suisse First Boston Corp.	08/16/18	0.80	—	AUD	509	(3,194)
Currency Option AUD vs USD	Call	Hong Kong & Shanghai Bank	12/04/18	0.83	—	AUD	3,100	(16,029)
Currency Option EUR vs USD	Call	Deutsche Bank AG	01/22/19	1.33	—	EUR	1,400	(15,757)
Currency Option EUR vs USD	Call	Deutsche Bank AG	02/05/19	1.36	—	EUR	2,461	(21,155)
Currency Option EUR vs USD	Call	Hong Kong & Shanghai Bank	02/05/19	1.36	—	EUR	345	(2,966)
Currency Option USD vs BRL	Call	JPMorgan Chase	04/27/18	3.35	—		3,200	(19,896)
Currency Option USD vs MXN	Call	JPMorgan Chase	07/05/18	21.74	—		1,570	(1,988)
Currency Option USD vs MXN	Call	Hong Kong & Shanghai Bank	03/12/19	19.70	—		600	(25,005)
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	04/13/18	4.00	—		134	(692)
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	04/17/18	4.03	—		1,690	(7,968)
Currency Option USD vs TRY	Call	Deutsche Bank AG	04/20/18	3.99	—		166	(1,428)
FNMA TBA 3.50%	Call	JPMorgan Chase	05/07/18	$99.88	—		3,600	(26,474)
Inflation Cap Option, CMS 30-10	Call	Morgan Stanley	04/03/18	0.16%	—		17,600	—
Inflation Cap Option, CMS 30-10	Call	Morgan Stanley	06/11/18	0.16%	—		11,200	(195)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	04/22/24	4.00%	—		800	(67)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	05/16/24	4.00%	—		200	(18)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs & Co.	06/22/35	3.00%	—	EUR	500	(2,858)
Currency Option AUD vs CAD	Put	JPMorgan Chase	06/29/18	0.96	—	AUD	1,561	(5,049)
Currency Option AUD vs CAD	Put	Goldman Sachs & Co.	06/29/18	0.96	—	AUD	1,400	(4,528)
Currency Option AUD vs USD	Put	Morgan Stanley	08/16/18	0.80	—	AUD	632	(20,989)
Currency Option AUD vs USD	Put	Credit Suisse First Boston Corp.	08/16/18	0.80	—	AUD	509	(16,928)
Currency Option CAD vs JPY	Put	Goldman Sachs & Co.	06/19/18	76.70	—	CAD	1,400	(3,635)
Currency Option GBP vs USD	Put	Citigroup Global Markets	05/04/18	1.30	—	GBP	2,264	(202)
Currency Option USD vs CAD	Put	Deutsche Bank AG	04/06/18	1.23	—		1,500	(1)
Currency Option USD vs EUR	Put	Goldman Sachs & Co.	04/27/18	1.27	—		1,640	(1,115)
Currency Option USD vs JPY	Put	Goldman Sachs & Co.	04/18/18	103.50	—		3,000	(2,946)
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	04/16/18	18.38	—		1,120	(16,216)
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	05/10/18	18.33	—		1,040	(16,106)
Currency Option USD vs MXN	Put	Citigroup Global Markets	05/17/18	18.10	—		1,000	(10,657)
Currency Option USD vs MXN	Put	Hong Kong & Shanghai Bank	03/12/19	19.70	—		600	(41,434)
FNMA TBA 3.50%	Put	JPMorgan Chase	05/07/18	$98.88	—		3,600	(26,474)
Inflation Floor Option, CMS 10-2	Put	Morgan Stanley	01/02/20	0.00%	—		26,000	(36,502)

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase	03/24/20	0.00%	—	1,900	$(2,713)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	04/07/20	0.00%	—	2,700	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—	500	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—	300	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase	10/02/20	0.00%	—	1,000	(2,265)

							$(363,896)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.30.V1, 06/20/23	Call	Bank of America	04/18/18	$55.00	CDX.NA.IG.30.V1(Q)	0.63%(Q)	1,230	$(116)
iTraxx.XO.28.V1, 12/20/22	Call	Barclays Capital Group	04/18/18	EUR 0.48	iTraxx.XO.28.V1(Q)	1.00%(Q)	EUR 9,100	(3,577)
iTraxx.XO.28.V1, 12/20/22	Call	Deutsche Bank AG	04/18/18	EUR 0.48	iTraxx.XO.28.V1(Q)	1.00%(Q)	EUR 1,700	(668)
iTraxx.XO.29.V1, 06/20/23	Call	Barclays Capital Group	06/20/18	EUR 0.50	iTraxx.XO.28.V1(Q)	1.00%(Q)	EUR 3,600	(1,611)
CDX.NA.IG.29.V1, 12/20/22	Put	Citigroup Global Markets	04/18/18	$0.85	1.00%(Q)	CDX.NA.IG.29.V1(Q)	4,000	(453)
CDX.NA.IG.29.V1, 12/20/22	Put	Citigroup Global Markets	04/18/18	$0.70	1.00%(Q)	CDX.NA.IG.29.V1(Q)	4,000	(1,266)
CDX.NA.IG.29.V1, 12/20/22	Put	Credit Suisse First Boston Corp.	05/16/18	$0.80	1.00%(Q)	CDX.NA.IG.29.V1(Q)	900	(473)
CDX.NA.IG.29.V1, 12/20/22	Put	Credit Suisse First Boston Corp.	05/16/18	$0.80	1.00%(Q)	CDX.NA.IG.29.V1(Q)	700	(368)
CDX.NA.IG.30.V1, 06/20/23	Put	Bank of America	05/16/18	$0.85	1.00%(Q)	CDX.NA.IG.30.V1(Q)	500	(359)
CDX.NA.IG.30.V1, 06/20/23	Put	Bank of America	05/16/18	$0.85	1.00%(Q)	CDX.NA.IG.30.V1(Q)	500	(359)
CDX.NA.IG.30.V1, 06/20/23	Put	Bank of America	06/20/18	$75.00	0.63%(Q)	CDX.NA.IG.29.V1(Q)	4,120	(8,925)
CDX.NA.IG.30.V1, 06/20/23	Put	Barclays Capital Group	06/20/18	$70.00	0.63%(Q)	CDX.NA.IG.29.V1(Q)	3,950	(11,159)
CDX.NA.IG.30.V1, 06/20/23	Put	BNP Paribas	06/20/18	$0.90	1.00%(Q)	CDX.NA.IG.30.V1(Q)	1,000	(2,757)
CDX.NA.IG.30.V1, 06/20/23	Put	JPMorgan Chase	06/20/18	$0.90	1.00%(Q)	CDX.NA.IG.30.V1(Q)	900	(1,043)
CDX.NA.IG.30.V1, 06/20/23	Put	JPMorgan Chase	06/20/18	$0.90	1.00%(Q)	CDX.NA.IG.30.V1(Q)	800	(927)
CDX.NA.IG.30.V1, 06/20/23	Put	BNP Paribas	06/20/18	$0.90	1.00%(Q)	CDX.NA.IG.30.V1(Q)	800	(2,206)
CDX.NA.IG.30.V1, 06/20/23	Put	Bank of America	06/20/18	$0.90	1.00%(Q)	CDX.NA.IG.30.V1(Q)	600	(695)
CDX.NA.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	06/20/18	$0.90	1.00%(Q)	CDX.NA.IG.30.V1(Q)	500	(580)
CDX.NA.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	06/20/18	$0.90	1.00%(Q)	CDX.NA.IG.30.V1(Q)	500	(580)

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.30.V1, 06/20/23	Put	Goldman Sachs & Co.	06/20/18	$0.85	1.00%(Q)	CDX.NA.IG.30.V1(Q)	500	$(701)
CDX.NA.IG.30.V1, 06/20/23	Put	Bank of America	06/20/18	$0.90	1.00%(Q)	CDX.NA.IG.30.V1(Q)	400	(464)
CDX.NA.IG.30.V1, 06/20/23	Put	Goldman Sachs & Co.	06/20/18	$0.85	1.00%(Q)	CDX.NA.IG.30.V1(Q)	400	(561)
CDX.NA.IG.30.V1, 06/20/23	Put	Deutsche Bank AG	07/18/18	$0.95	1.00%(Q)	CDX.NA.IG.30.V1(Q)	500	(704)
CDX.NA.IG.30.V1, 06/20/23	Put	Deutsche Bank AG	07/18/18	$0.95	1.00%(Q)	CDX.NA.IG.30.V1(Q)	400	(563)
CDX.NA.IG.30.V1, 06/20/23	Put	Barclays Capital Group	07/18/18	$0.95	1.00%(Q)	CDX.NA.IG.30.V1(Q)	400	(563)
CDX.NA.IG.30.V1, 06/20/23	Put	Barclays Capital Group	07/18/18	$0.95	1.00%(Q)	CDX.NA.IG.30.V1(Q)	300	(422)
iTraxx.XO.28.V1, 12/20/22	Put	Barclays Capital Group	04/18/18	EUR 0.70	1.00%(Q)	iTraxx.XO.28.V1(Q)	EUR 9,100	(1,516)
iTraxx.XO.28.V1, 12/20/22	Put	Citigroup Global Markets	04/18/18	EUR 0.70	1.00%(Q)	iTraxx.XO.28.V1(Q)	EUR 1,700	(283)
iTraxx.XO.29.V1, 06/20/23	Put	Barclays Capital Group	06/20/18	EUR 0.80	1.00%(Q)	iTraxx.XO.28.V1(Q)	EUR 3,600	(5,887)

								$(49,786)

Total Options Written								$(936,793)

Financial futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	90 Day Euro Dollar	Jun. 2018	$488,500	$(1,150)
228	90 Day Euro Dollar	Sep. 2018	55,646,250	(186,321)
2	90 Day Euro Dollar	Dec. 2018	487,525	(975)
302	90 Day Euro Dollar	Mar. 2019	73,544,550	(71,318)
2	90 Day Euro Dollar	Jun. 2019	486,625	(1,225)
2	90 Day Euro Dollar	Sep. 2019	486,375	(1,225)
631	90 Day Euro Dollar	Dec. 2019	153,356,663	33,663
13	90 Day Euro Dollar	Mar. 2020	3,159,163	(15,825)
258	90 Day Euro Dollar	Jun. 2020	62,694,000	(49,825)
66	90 Day Euro Dollar	Mar. 2021	16,033,050	(65,413)
329	90 Day Sterling	Dec. 2018	57,075,102	(105,646)
137	5 Year Euro-Bobl	Jun. 2018	22,125,051	76,460
1,059	5 Year U.S. Treasury Notes	Jun. 2018	121,214,134	491,619
300	10 Year Australian Treasury Bonds	Jun. 2018	225,264,519	510,378
73	10 Year Canadian Government Bonds	Jun. 2018	7,551,294	82,617
184	10 Year Euro-Bund	Jun. 2018	36,095,433	405,974
	10 Year Japanese Bonds	Jun. 2018	69,467,130	67,377
71	10 Year U.K. Gilt	Jun. 2018	12,234,441	204,206
602	10 Year U.S. Treasury Notes	Jun. 2018	72,926,655	507,801
134	10 Year U.S. Ultra Treasury Notes	Jun. 2018	17,401,156	290,250
664	20 Year U.S. Treasury Bonds	Jun. 2018	97,359,000	2,298,908
12	30 Year Euro Buxl	Jun. 2018	2,441,904	68,241
357	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	57,287,344	1,877,939
8	Amsterdam Index	Apr. 2018	1,039,485	(3,695)
2	ASX SPI 200 Index	Jun. 2018	220,277	(601)
20	Australian Dollar Currency	Jun. 2018	1,535,200	(38,775)
10	DAX Index.	Jun. 2018	3,728,112	(66,907)
1,154	Euro STOXX 50 Index	Jun. 2018	46,588,254	(864,914)

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Financial futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
58	Euro-BTP Italian Government Bond	Jun. 2018	$9,904,911	$304,980
97	Euro-OAT	Jun. 2018	18,450,899	344,010
13	FTSE 100 Index	Jun. 2018	1,275,542	(22,069)
55	Japanese Yen Currency	Jun. 2018	6,492,406	(5,157)
50	Mexican Peso	Jun. 2018	1,357,750	29,300
36	S&P 500 E-Mini Index	Jun. 2018	4,757,400	(151,768)
129	S&P 500 Index	Jun. 2018	85,236,750	(4,705,275)
451	TOPIX Index	Jun. 2018	72,330,389	205,774
19	Yen Denominated Nikkei 225 Index	Jun. 2018	1,917,321	21,812

				1,463,225

Short Positions:
959	90 Day Euro Dollar	Jun. 2018	234,235,750	452,938
13	90 Day Euro Dollar	Sep. 2018	3,172,813	16,150
181	90 Day Euro Dollar	Dec. 2018	44,121,013	274,950
226	90 Day Euro Dollar	Sep. 2019	54,960,375	247,817
300	90 Day Euro Dollar	Mar. 2020	72,903,750	(22,440)
140	90 Day Euro Dollar	Dec. 2020	34,007,750	(28,000)
329	90 Day Sterling	Dec. 2019	56,925,087	130,689
113	2 Year U.S. Treasury Notes	Jun. 2018	24,024,859	5,141
24	10 Year Australian Treasury Bonds	Jun. 2018	18,141,958	(43,117)
467	10 Year Euro-Bund	Jun. 2018	91,611,780	(1,475,670)
18	10 Year Japanese Bonds	Jun. 2018	25,518,538	(24,975)
199	10 Year U.K. Gilt	Jun. 2018	34,290,898	(394,071)
895	10 Year U.S. Treasury Notes	Jun. 2018	108,420,859	(693,533)
173	20 Year U.S. Treasury Bonds	Jun. 2018	25,366,125	(684,781)
36	30 Year Euro Buxl	Jun. 2018	7,325,713	(232,113)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	160,469	(5,266)
13	British Pound Currency	Jun. 2018	1,142,213	(9,244)
40	CAC40 10 Euro	Apr. 2018	2,536,944	38,729
38	Canadian Dollar Currency	Jun. 2018	2,949,750	17,913
28	Euro Currency	Jun. 2018	4,325,475	21,080
64	Euro-BTP Italian Government Bond	Jun. 2018	10,929,557	(257,103)
46	Euro-OAT	Jun. 2018	8,749,911	(177,702)
93	FTSE 100 Index	Jun. 2018	9,125,028	129,008
61	Hang Seng China Enterprises Index	Apr. 2018	4,681,396	57,205
16	IBEX 35 Index	Apr. 2018	1,884,323	24,535
12	Mini MSCI Emerging Markets Index	Jun. 2018	712,679	21,586
140	S&P 500 E-Mini Index	Jun. 2018	18,500,999	297,903
7	Short-Term Euro-BTP Italian Government Bond	Jun. 2018	971,392	(1,723)

				(2,314,094)

				$(850,869)

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Commodity futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
29	Brent Crude	Jun. 2018	$1,874,649	$2,010,860	$136,211
76	Brent Crude	Jul. 2018	4,981,192	5,232,600	251,408
22	Brent Crude	Dec. 2018	1,348,200	1,466,960	118,760
38	Coffee ’C’	May 2018	1,772,400	1,683,638	(88,762)
9	Coffee ’C’	Mar. 2019	444,656	436,050	(8,606)
57	Copper	May 2018	4,436,450	4,311,338	(125,112)
17	Copper	Dec. 2018	1,358,194	1,311,338	(46,856)
281	Corn	May 2018	5,238,408	5,447,888	209,480
14	Cotton No. 2	May 2018	542,290	570,220	27,930
4	Cotton No. 2	Dec. 2018	151,689	155,460	3,771
31	Gasoline RBOB	May 2018	2,475,215	2,630,821	155,606
9	Gasoline RBOB	Sep. 2018	703,664	748,327	44,663
76	Gold 100 OZ	Apr. 2018	10,062,770	10,053,280	(9,490)
84	Gold 100 OZ	Jun. 2018	11,117,710	11,149,320	31,610
10	Gold 100 OZ	Aug. 2018	1,333,010	1,333,300	290
56	Hard Red Winter Wheat	May 2018	1,373,812	1,308,300	(65,512)
28	Lean Hogs	Jun. 2018	871,700	857,360	(14,340)
12	Lean Hogs	Dec. 2018	299,910	287,400	(12,510)
34	Live Cattle	Jun. 2018	1,546,810	1,395,020	(151,790)
1	Live Cattle	Oct. 2018	42,260	42,170	(90)
6	Live Cattle	Dec. 2018	281,185	264,060	(17,125)
27	LME Copper	Jun. 2018	4,736,239	4,531,444	(204,795)
24	LME Nickel	May 2018	1,901,568	1,911,600	10,032
28	LME Nickel	Jun. 2018	1,977,159	2,233,728	256,569
6	LME Nickel	Aug. 2018	445,686	479,826	34,140
9	LME Nickel	Dec. 2018	707,406	723,492	16,086
31	LME PRI Aluminum	May 2018	1,662,480	1,547,094	(115,386)
52	LME PRI Aluminum	Jun. 2018	2,803,571	2,604,225	(199,346)
12	LME PRI Aluminum	Sep. 2018	649,961	604,575	(45,386)
17	LME PRI Aluminum	Dec. 2018	921,079	862,006	(59,073)
21	LME Zinc	May 2018	1,714,740	1,720,950	6,210
24	LME Zinc	Jun. 2018	1,894,523	1,966,200	71,677
4	LME Zinc	Jul. 2018	314,901	327,400	12,499
9	LME Zinc	Oct. 2018	728,883	733,838	4,955
7	LME Zinc	Dec. 2018	586,466	568,925	(17,541)
13	Low Sulphur Gas Oil	May 2018	745,025	803,400	58,375
210	Natural Gas	May 2018	5,607,239	5,739,300	132,061
21	Natural Gas	Jul. 2018	594,160	594,720	560
51	Natural Gas	Dec. 2018	1,556,365	1,536,120	(20,245)
134	No. 2 Soft Red Winter Wheat	May 2018	3,124,888	3,021,700	(103,188)
39	NY Harbor ULSD	May 2018	3,125,972	3,310,398	184,426
36	Silver	May 2018	2,958,950	2,928,240	(30,710)
8	Silver	Dec. 2018	691,920	663,840	(28,080)
82	Soybean	May 2018	4,102,600	4,283,475	180,875
13	Soybean	Jul. 2018	683,700	686,075	2,375
1	Soybean	Nov. 2018	51,967	52,388	421
69	Soybean Meal	May 2018	2,374,401	2,649,600	275,199
78	Soybean Oil	May 2018	1,517,730	1,491,515	(26,215)
25	Soybean Oil	Dec. 2018	496,931	491,849	(5,082)
131	Sugar #11 (World)	May 2018	2,001,339	1,811,992	(189,347)
38	Sugar #11 (World)	Oct. 2018	602,851	547,747	(55,104)
105	WTI Crude	May 2018	6,372,949	6,818,699	445,750
11	WTI Crude	Jul. 2018	695,887	709,940	14,053
23	WTI Crude	Sep. 2018	1,361,210	1,460,040	98,830
13	WTI Crude	Dec. 2018	782,808	804,830	22,022

					1,167,153

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Commodity futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
19	Copper	May 2018	$1,549,925	$1,437,113	$112,812
1	LME Copper	Jun. 2018	173,889	167,831	6,058
1	LME Nickel	May 2018	81,957	79,650	2,307
14	LME Nickel	Jun. 2018	1,047,903	1,116,864	(68,961)
6	LME Nickel	Aug. 2018	445,068	479,826	(34,758)
2	LME Nickel	Dec. 2018	158,817	160,776	(1,959)
40	LME PRI Aluminum	Jun. 2018	2,128,223	2,003,250	124,973
12	LME PRI Aluminum	Sep. 2018	652,593	604,575	48,018
2	LME PRI Aluminum	Dec. 2018	106,028	101,413	4,615
4	LME Zinc	May 2018	290,088	327,800	(37,712)
10	LME Zinc	Jun. 2018	805,140	819,250	(14,110)
4	LME Zinc	Jul. 2018	310,538	327,400	(16,862)
9	LME Zinc	Oct. 2018	754,878	733,838	21,040

					145,461

					$1,312,614

Cash and foreign currency of $11,713,411 and $602,098 has been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, and securities with combined market values of $4,699,236 and $12,977,309 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co., respectively, to cover requirement for open futures contracts at March 31, 2018. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/18	Bank of America	ARS	7,280	$ 361,007	$ 360,640	$ —	$ (367)
Expiring 04/03/18	Charles Schwab	ARS	20,027	980,994	992,107	11,113	—
Expiring 04/03/18	Charles Schwab	ARS	15,267	757,074	756,304	—	(770)
Expiring 04/03/18	Citigroup Global Markets	ARS	2,520	123,197	124,837	1,640	—
Expiring 04/05/18	Citigroup Global Markets	ARS	7,093	344,821	351,004	6,183	—
Expiring 04/09/18	Citigroup Global Markets	ARS	10,520	537,933	519,497	—	(18,436)
Expiring 04/09/18	Citigroup Global Markets	ARS	480	24,465	23,703	—	(762)
Expiring 04/09/18	JPMorgan Chase	ARS	1,680	85,802	82,962	—	(2,840)
Expiring 04/10/18	Bank of America	ARS	10,920	569,937	538,966	—	(30,971)
Expiring 04/25/18	Citigroup Global Markets	ARS	8,916	440,000	436,612	—	(3,388)
Expiring 04/26/18	Citigroup Global Markets	ARS	3,471	170,000	169,875	—	(125)
Expiring 04/26/18	Hong Kong & Shanghai Bank	ARS	1,391	67,389	68,081	692	—
Expiring 04/26/18	JPMorgan Chase	ARS	10,223	500,000	500,341	341	—
Expiring 05/02/18	Bank of America	ARS	7,093	346,083	346,049	—	(34)
Expiring 05/22/18	Bank of America	ARS	12,023	575,261	580,341	5,080	—
Expiring 05/22/18	Bank of America	ARS	7,280	347,494	351,402	3,908	—
Expiring 05/23/18	Morgan Stanley	ARS	10,945	521,940	528,033	6,093	—
Expiring 05/23/18	Morgan Stanley	ARS	6,212	296,223	299,681	3,458	—
Expiring 06/21/18	BNP Paribas	ARS	400	19,960	18,983	—	(977)
Expiring 06/21/18	BNP Paribas	ARS	160	7,984	7,593	—	(391)
Expiring 07/30/18	Citigroup Global Markets	ARS	10,010	465,798	465,372	—	(426)
Expiring 08/22/18	Morgan Stanley	ARS	667	32,176	30,646	—	(1,530)
Expiring 08/22/18	Morgan Stanley	ARS	414	19,971	19,021	—	(950)
Expiring 08/27/18	Citigroup Global Markets	ARS	785	38,000	35,961	—	(2,039)
Expiring 08/27/18	Hong Kong & Shanghai Bank	ARS	1,635	79,000	74,906	—	(4,094)
Expiring 09/17/18	JPMorgan Chase	ARS	27,069	1,297,651	1,227,390	—	(70,261)
Expiring 10/03/18	Citigroup Global Markets	ARS	5,160	233,273	232,164	—	(1,109)

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 10/03/18	Citigroup Global Markets	ARS	2,460	$ 111,161	$ 110,683	$ —	$ (478)
Expiring 10/03/18	Citigroup Global Markets	ARS	1,700	76,819	76,488	—	(331)
Expiring 10/03/18	Citigroup Global Markets	ARS	1,680	75,949	75,588	—	(361)
Expiring 10/03/18	JPMorgan Chase	ARS	1,680	75,967	75,589	—	(378)
Australian Dollar,
Expiring 04/04/18	Goldman Sachs & Co.	AUD	751	583,877	576,807	—	(7,070)
Expiring 04/19/18	Charles Schwab	AUD	890	691,576	683,571	—	(8,005)
Expiring 06/20/18	Barclays Capital Group	AUD	13,814	10,792,359	10,612,338	—	(180,021)
Expiring 06/20/18	Barclays Capital Group	AUD	6,755	5,227,798	5,189,565	—	(38,233)
Expiring 06/20/18	Barclays Capital Group	AUD	4,895	3,753,284	3,760,802	7,518	—
Expiring 06/20/18	Barclays Capital Group	AUD	3,060	2,358,513	2,350,834	—	(7,679)
Expiring 06/20/18	Barclays Capital Group	AUD	2,446	1,908,874	1,879,122	—	(29,752)
Expiring 06/20/18	Barclays Capital Group	AUD	2,147	1,667,660	1,649,333	—	(18,327)
Expiring 06/20/18	Barclays Capital Group	AUD	1,106	865,253	849,351	—	(15,902)
Expiring 06/20/18	Citigroup Global Markets	AUD	821	646,895	630,715	—	(16,180)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	424,418	421,976	—	(2,442)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	426,234	421,976	—	(4,258)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	426,645	421,975	—	(4,670)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	427,695	421,975	—	(5,720)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	427,937	421,977	—	(5,960)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	428,049	421,976	—	(6,073)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	428,283	421,977	—	(6,306)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	428,358	421,976	—	(6,382)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	430,237	421,975	—	(8,262)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	430,246	421,976	—	(8,270)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	431,220	421,976	—	(9,244)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	431,963	421,976	—	(9,987)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	431,982	421,976	—	(10,006)
Expiring 06/20/18	Citigroup Global Markets	AUD	549	434,313	421,976	—	(12,337)
Expiring 06/20/18	Morgan Stanley	AUD	67,516	52,553,874	51,867,667	—	(686,207)
Expiring 06/20/18	Morgan Stanley	AUD	1,803	1,404,386	1,384,949	—	(19,437)
Expiring 06/20/18	Morgan Stanley	AUD	381	299,722	292,553	—	(7,169)
Expiring 06/20/18	UBS AG	AUD	7,800	6,136,837	5,992,168	—	(144,669)
Expiring 08/20/18	BNP Paribas	AUD	396	309,197	304,345	—	(4,852)
Expiring 12/06/18	Hong Kong & Shanghai Bank	AUD	970	770,859	746,223	—	(24,636)
Expiring 02/07/19	Hong Kong & Shanghai Bank	AUD	510	405,450	392,598	—	(12,852)
Brazilian Real,
Expiring 04/03/18	BNP Paribas	BRL	18,900	5,801,995	5,722,446	—	(79,549)
Expiring 04/03/18	BNP Paribas	BRL	6,720	2,062,919	2,034,635	—	(28,284)
Expiring 04/03/18	Citigroup Global Markets	BRL	5,200	1,599,016	1,574,430	—	(24,586)
Expiring 04/03/18	Goldman Sachs & Co.	BRL	6,300	1,906,030	1,907,483	1,453	—
Expiring 04/03/18	JPMorgan Chase	BRL	9,330	2,825,047	2,824,890	—	(157)
Expiring 04/03/18	JPMorgan Chase	BRL	2,339	715,638	708,188	—	(7,450)
Expiring 04/03/18	Morgan Stanley	BRL	9,570	2,893,512	2,897,557	4,045	—
Expiring 04/19/18	Barclays Capital Group	BRL	3,300	1,009,560	997,868	—	(11,692)
Expiring 04/19/18	Goldman Sachs & Co.	BRL	2,464	742,952	745,075	2,123	—
Expiring 04/19/18	Goldman Sachs & Co.	BRL	1,660	506,994	501,958	—	(5,036)
Expiring 05/03/18	Citigroup Global Markets	BRL	9,330	2,813,037	2,817,986	4,949	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	9,570	2,888,359	2,890,475	2,116	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	6,300	1,901,428	1,902,821	1,393	—
Expiring 05/03/18	Hong Kong & Shanghai Bank	BRL	540	164,000	163,065	—	(935)
Expiring 07/03/18	JPMorgan Chase	BRL	3,400	1,038,168	1,021,143	—	(17,025)

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 04/03/18	BNP Paribas	GBP	99	$ 139,328	$ 138,926	$ —	$ (402)
Expiring 04/04/18	Citigroup Global Markets	GBP	2,010	2,805,210	2,820,739	15,529	—
Expiring 04/04/18	Citigroup Global Markets	GBP	279	397,019	391,535	—	(5,484)
Expiring 04/04/18	Goldman Sachs & Co.	GBP	719	997,862	1,009,010	11,148	—
Expiring 04/04/18	Hong Kong & Shanghai Bank	GBP	14,665	20,851,914	20,580,163	—	(271,751)
Expiring 04/04/18	Hong Kong & Shanghai Bank	GBP	7,504	10,669,810	10,530,756	—	(139,054)
Expiring 04/04/18	Hong Kong & Shanghai Bank	GBP	1,013	1,428,289	1,421,596	—	(6,693)
Expiring 04/04/18	JPMorgan Chase	GBP	2,310	3,181,033	3,241,744	60,711	—
Expiring 04/04/18	JPMorgan Chase	GBP	1,010	1,418,024	1,417,386	—	(638)
Expiring 04/04/18	JPMorgan Chase	GBP	847	1,177,572	1,188,640	11,068	—
Expiring 04/04/18	JPMorgan Chase	GBP	228	319,738	319,965	227	—
Expiring 04/19/18	Barclays Capital Group	GBP	288	394,959	403,687	8,728	—
Expiring 06/20/18	Barclays Capital Group	GBP	12,884	17,984,254	18,141,077	156,823	—
Expiring 06/20/18	Barclays Capital Group	GBP	4,461	6,215,626	6,280,841	65,215	—
Expiring 06/20/18	Barclays Capital Group	GBP	4,093	5,724,292	5,762,865	38,573	—
Expiring 06/20/18	Barclays Capital Group	GBP	3,435	4,823,209	4,836,746	13,537	—
Expiring 06/20/18	Barclays Capital Group	GBP	3,096	4,336,762	4,358,681	21,919	—
Expiring 06/20/18	Barclays Capital Group	GBP	2,029	2,874,848	2,856,793	—	(18,055)
Expiring 06/20/18	Barclays Capital Group	GBP	1,952	2,748,682	2,748,900	218	—
Expiring 06/20/18	Barclays Capital Group	GBP	1,751	2,462,414	2,465,380	2,966	—
Expiring 06/20/18	Barclays Capital Group	GBP	1,727	2,453,624	2,431,401	—	(22,223)
Expiring 06/20/18	Citigroup Global Markets	GBP	2,939	4,096,511	4,138,144	41,633	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	707,971	721,958	13,987	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	710,815	721,957	11,142	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	711,284	721,958	10,674	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	712,133	721,958	9,825	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	712,616	721,957	9,341	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	713,446	721,958	8,512	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	714,325	721,958	7,633	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	714,420	721,958	7,538	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	714,999	721,957	6,958	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	715,166	721,958	6,792	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	715,220	721,957	6,737	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	718,238	721,957	3,719	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	719,147	721,957	2,810	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	719,691	721,958	2,267	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	720,488	721,957	1,469	—
Expiring 06/20/18	Citigroup Global Markets	GBP	513	720,689	721,957	1,268	—
Expiring 06/20/18	Morgan Stanley	GBP	2,198	3,056,855	3,094,167	37,312	—
Expiring 06/20/18	UBS AG	GBP	2,750	3,835,156	3,872,029	36,873	—
Expiring 06/21/18	Barclays Capital Group	GBP	3,381	4,756,209	4,759,980	3,771	—
Expiring 06/21/18	Citigroup Global Markets	GBP	1,075	1,511,929	1,513,101	1,172	—
Expiring 06/21/18	Goldman Sachs & Co.	GBP	625	879,770	880,459	689	—
Expiring 06/21/18	State Street Bank	GBP	89	125,559	125,661	102	—
Canadian Dollar,
Expiring 04/04/18	Goldman Sachs & Co.	CAD	2,342	1,819,978	1,818,042	—	(1,936)
Expiring 04/04/18	Hong Kong & Shanghai Bank	CAD	284	220,298	220,463	165	—
Expiring 04/04/18	JPMorgan Chase	CAD	13,400	10,410,193	10,402,117	—	(8,076)
Expiring 04/04/18	JPMorgan Chase	CAD	836	646,298	648,968	2,670	—
Expiring 04/19/18	Citigroup Global Markets	CAD	6,266	5,024,306	4,865,162	—	(159,144)
Expiring 05/03/18	JPMorgan Chase	CAD	1,264	979,945	981,764	1,819	—
Expiring 06/20/18	Barclays Capital Group	CAD	3,701	2,864,031	2,876,852	12,821	—
Expiring 06/20/18	Barclays Capital Group	CAD	1,965	1,527,161	1,527,632	471	—

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/20/18	Barclays Capital Group	CAD	1,783	$ 1,383,658	$ 1,386,141	$ 2,483	$ —
Expiring 06/20/18	Barclays Capital Group	CAD	1,741	1,350,840	1,353,498	2,658	—
Expiring 06/20/18	Barclays Capital Group	CAD	566	437,340	440,101	2,761	—
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,849,251	1,862,899	13,648	—
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,853,298	1,862,899	9,601	—
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,860,377	1,862,899	2,522	—
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,862,633	1,862,899	266	—
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,863,169	1,862,899	—	(270)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,868,661	1,862,899	—	(5,762)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,869,653	1,862,899	—	(6,754)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,870,397	1,862,899	—	(7,498)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,872,209	1,862,899	—	(9,310)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,876,582	1,862,899	—	(13,683)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,886,944	1,862,899	—	(24,045)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,890,707	1,862,899	—	(27,808)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,892,511	1,862,899	—	(29,612)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,895,047	1,862,899	—	(32,148)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,895,797	1,862,900	—	(32,897)
Expiring 06/20/18	Citigroup Global Markets	CAD	2,396	1,905,150	1,862,899	—	(42,251)
Expiring 06/20/18	Morgan Stanley	CAD	1,040	805,779	808,128	2,349	—
Expiring 06/20/18	Morgan Stanley	CAD	560	428,707	434,933	6,226	—
Expiring 06/20/18	Morgan Stanley	CAD	462	358,518	359,030	512	—
Chilean Peso,
Expiring 04/19/18	Barclays Capital Group	CLP	1,046,680	1,722,221	1,733,401	11,180	—
Chinese Renminbi,
Expiring 06/20/18	Hong Kong & Shanghai Bank	CNH	8,485	1,325,000	1,347,492	22,492	—
Expiring 06/20/18	UBS AG	CNH	18,433	2,902,093	2,927,528	25,435	—
Expiring 10/15/18	Citigroup Global Markets	CNH	20,238	3,143,583	3,197,981	54,398	—
Expiring 10/15/18	Citigroup Global Markets	CNH	11,240	1,656,285	1,776,155	119,870	—
Colombian Peso,
Expiring 04/19/18	Charles Schwab	COP	2,328,235	792,321	833,059	40,738	—
Expiring 04/19/18	Goldman Sachs & Co.	COP	2,374,680	830,496	849,677	19,181	—
Expiring 04/19/18	Goldman Sachs & Co.	COP	2,246,214	783,527	803,712	20,185	—
Expiring 07/17/18	Goldman Sachs & Co.	COP	2,046,328	710,210	729,092	18,882	—
Expiring 07/17/18	JPMorgan Chase	COP	2,252,094	786,469	802,405	15,936	—
Czech Koruna,
Expiring 05/07/18	Standard Chartered PLC	CZK	15,186	731,190	737,090	5,900	—
Expiring 06/21/18	JPMorgan Chase	CZK	2,770	134,915	134,803	—	(112)
Expiring 09/20/18	JPMorgan Chase	CZK	209,406	10,170,026	10,240,269	70,243	—
Expiring 09/20/18	JPMorgan Chase	CZK	5,810	282,351	284,140	1,789	—
Danish Krone,
Expiring 04/03/18	Citigroup Global Markets	DKK	54,923	9,087,130	9,068,499	—	(18,631)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	8,856	1,356,306	1,462,251	105,945	—
Expiring 04/03/18	Hong Kong & Shanghai Bank	DKK	9,590	1,583,575	1,583,445	—	(130)
Expiring 04/03/18	JPMorgan Chase	DKK	10,105	1,645,341	1,668,478	23,137	—
Expiring 04/03/18	JPMorgan Chase	DKK	2,630	425,839	434,251	8,412	—
Expiring 04/03/18	JPMorgan Chase	DKK	1,805	300,706	298,031	—	(2,675)
Expiring 04/03/18	JPMorgan Chase	DKK	1,105	182,088	182,451	363	—
Expiring 04/03/18	JPMorgan Chase	DKK	1,005	163,605	165,940	2,335	—
Expiring 04/03/18	UBS AG	DKK	7,785	1,249,248	1,285,413	36,165	—
Expiring 06/20/18	Citigroup Global Markets	DKK	4	665	665	—	—
Expiring 07/02/18	JPMorgan Chase	DKK	7,400	1,175,786	1,230,421	54,635	—
Expiring 07/02/18	UBS AG	DKK	49,778	7,981,350	8,277,216	295,866	—

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 04/04/18	BNP Paribas	EUR	812	$ 1,006,525	$ 999,551	$ —	$ (6,974)
Expiring 04/04/18	BNP Paribas	EUR	123	152,466	151,410	—	(1,056)
Expiring 04/04/18	Citigroup Global Markets	EUR	411	505,954	505,930	—	(24)
Expiring 04/04/18	Citigroup Global Markets	EUR	121	148,794	148,948	154	—
Expiring 04/04/18	Credit Suisse First Boston Corp.	EUR	6,688	8,283,088	8,232,759	—	(50,329)
Expiring 04/04/18	Deutsche Bank AG	EUR	173	214,065	212,959	—	(1,106)
Expiring 04/04/18	Goldman Sachs & Co.	EUR	429	530,565	528,088	—	(2,477)
Expiring 04/04/18	Hong Kong & Shanghai Bank	EUR	2,638	3,219,654	3,247,311	27,657	—
Expiring 04/04/18	Hong Kong & Shanghai Bank	EUR	181	224,791	222,807	—	(1,984)
Expiring 04/04/18	JPMorgan Chase	EUR	3,783	4,636,188	4,656,777	20,589	—
Expiring 04/04/18	JPMorgan Chase	EUR	2,848	3,510,764	3,505,816	—	(4,948)
Expiring 04/04/18	JPMorgan Chase	EUR	226	278,971	278,201	—	(770)
Expiring 04/04/18	JPMorgan Chase	EUR	184	226,650	226,500	—	(150)
Expiring 04/04/18	UBS AG	EUR	28,052	34,744,760	34,531,498	—	(213,262)
Expiring 04/19/18	Bank of America	EUR	666	815,415	820,703	5,288	—
Expiring 04/19/18	Barclays Capital Group	EUR	6,000	7,368,342	7,393,724	25,382	—
Expiring 04/19/18	Barclays Capital Group	EUR	345	426,207	425,139	—	(1,068)
Expiring 04/19/18	Citigroup Global Markets	EUR	2,060	2,587,212	2,538,512	—	(48,700)
Expiring 06/20/18	Barclays Capital Group	EUR	18,304	22,870,667	22,663,978	—	(206,689)
Expiring 06/20/18	Barclays Capital Group	EUR	262	325,068	324,195	—	(873)
Expiring 06/20/18	Barclays Capital Group	EUR	181	225,330	223,953	—	(1,377)
Expiring 06/20/18	Citigroup Global Markets	EUR	723	898,514	895,242	—	(3,272)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	849,152	855,796	6,644	—
Expiring 06/20/18	Citigroup Global Markets	EUR	691	851,509	855,796	4,287	—
Expiring 06/20/18	Citigroup Global Markets	EUR	691	855,771	855,795	24	—
Expiring 06/20/18	Citigroup Global Markets	EUR	691	856,042	855,797	—	(245)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	857,614	855,795	—	(1,819)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	857,912	855,795	—	(2,117)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	858,063	855,796	—	(2,267)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	858,395	855,795	—	(2,600)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	858,720	855,795	—	(2,925)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	858,726	855,795	—	(2,931)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	859,852	855,795	—	(4,057)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	862,092	855,794	—	(6,298)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	862,652	855,794	—	(6,858)
Expiring 06/20/18	Citigroup Global Markets	EUR	691	865,124	855,796	—	(9,328)
Expiring 06/20/18	Citigroup Global Markets	EUR	2	2,474	2,476	2	—
Expiring 06/20/18	Citigroup Global Markets	EUR	1	1,237	1,238	1	—
Expiring 06/20/18	Morgan Stanley	EUR	65,005	80,646,370	80,490,863	—	(155,507)
Expiring 06/20/18	Morgan Stanley	EUR	678	839,597	839,895	298	—
Expiring 06/20/18	Morgan Stanley	EUR	122	151,119	151,531	412	—
Expiring 06/20/18	Morgan Stanley	EUR	95	117,992	117,759	—	(233)
Expiring 06/20/18	Morgan Stanley	EUR	46	57,116	56,999	—	(117)
Expiring 06/20/18	Morgan Stanley	EUR	17	21,479	21,524	45	—
Expiring 06/20/18	UBS AG	EUR	750	929,483	928,674	—	(809)
Expiring 06/21/18	JPMorgan Chase	EUR	126	156,458	156,586	128	—
Expiring 06/21/18	JPMorgan Chase	EUR	42	52,324	51,757	—	(567)
Expiring 09/20/18	JPMorgan Chase	EUR	474	596,993	591,246	—	(5,747)
Expiring 01/24/19	Deutsche Bank AG	EUR	700	880,411	882,895	2,484	—
Hong Kong Dollar,
Expiring 06/21/18	Goldman Sachs & Co.	HKD	2,190	279,675	279,772	97	—
Expiring 06/21/18	Goldman Sachs & Co.	HKD	1,141	145,786	145,745	—	(41)

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee,
Expiring 04/16/18	Charles Schwab	INR	208,166	$3,243,407	$3,184,492	$—	$(58,915)
Expiring 04/19/18	Charles Schwab	INR	380,365	5,903,348	5,816,576	—	(86,772)
Expiring 04/19/18	Charles Schwab	INR	126,936	1,965,988	1,941,119	—	(24,869)
Expiring 04/19/18	JPMorgan Chase	INR	88,620	1,381,919	1,355,186	—	(26,733)
Expiring 05/15/18	Charles Schwab	INR	78,167	1,199,215	1,191,525	—	(7,690)
Expiring 06/20/18	Citigroup Global Markets	INR	61,386	932,970	931,819	—	(1,151)
Expiring 06/20/18	UBS AG	INR	41,651	639,132	632,246	—	(6,886)
Indonesian Rupiah,
Expiring 04/16/18	Bank of America	IDR	23,360,364	1,727,710	1,694,413	—	(33,297)
Expiring 06/20/18	Hong Kong & Shanghai Bank	IDR	6,852,480	495,946	494,382	—	(1,564)
Expiring 06/20/18	Standard Chartered PLC	IDR	9,940,069	716,866	717,140	274	—
Japanese Yen,
Expiring 04/04/18	JPMorgan Chase	JPY	54,000	507,601	507,686	85	—
Expiring 04/04/18	Morgan Stanley	JPY	80,900	760,053	760,590	537	—
Expiring 05/02/18	Bank of America	JPY	80,900	772,230	761,947	—	(10,283)
Expiring 06/20/18	Barclays Capital Group	JPY	4,759,713	45,187,723	44,983,998	—	(203,725)
Expiring 06/20/18	Barclays Capital Group	JPY	957,895	9,088,295	9,053,059	—	(35,236)
Expiring 06/20/18	Barclays Capital Group	JPY	366,365	3,470,691	3,462,509	—	(8,182)
Expiring 06/20/18	Barclays Capital Group	JPY	274,505	2,599,020	2,594,346	—	(4,674)
Expiring 06/20/18	Citigroup Global Markets	JPY	134,574	1,264,153	1,271,860	7,707	—
Expiring 06/20/18	Citigroup Global Markets	JPY	134,574	1,265,835	1,271,859	6,024	—
Expiring 06/20/18	Citigroup Global Markets	JPY	134,574	1,268,616	1,271,860	3,244	—
Expiring 06/20/18	Citigroup Global Markets	JPY	134,574	1,269,040	1,271,859	2,819	—
Expiring 06/20/18	Citigroup Global Markets	JPY	134,574	1,269,145	1,271,860	2,715	—
Expiring 06/20/18	Citigroup Global Markets	JPY	134,574	1,271,054	1,271,860	806	—
Expiring 06/20/18	Citigroup Global Markets	JPY	134,574	1,276,407	1,271,860	—	(4,547)
Expiring 06/20/18	Citigroup Global Markets	JPY	134,574	1,280,963	1,271,860	—	(9,103)
Expiring 06/20/18	Citigroup Global Markets	JPY	64,136	608,292	606,148	—	(2,144)
Expiring 06/20/18	Citigroup Global Markets	JPY	6,320	59,321	59,730	409	—
Expiring 06/20/18	Citigroup Global Markets	JPY	2,494	23,694	23,570	—	(124)
Expiring 06/20/18	Morgan Stanley	JPY	1,833,205	17,393,966	17,325,602	—	(68,364)
Expiring 06/20/18	Morgan Stanley	JPY	1,721,847	16,303,373	16,273,153	—	(30,220)
Expiring 06/20/18	Morgan Stanley	JPY	1,159,736	10,960,189	10,960,657	468	—
Expiring 06/20/18	Morgan Stanley	JPY	1,143,216	10,782,409	10,804,519	22,110	—
Expiring 06/20/18	Morgan Stanley	JPY	988,607	9,410,502	9,343,311	—	(67,191)
Expiring 06/20/18	Morgan Stanley	JPY	912,561	8,653,947	8,624,607	—	(29,340)
Expiring 06/20/18	Morgan Stanley	JPY	882,696	8,395,858	8,342,347	—	(53,511)
Expiring 06/20/18	Morgan Stanley	JPY	882,379	8,332,167	8,339,355	7,188	—
Expiring 06/20/18	Morgan Stanley	JPY	214,110	2,016,447	2,023,555	7,108	—
Expiring 06/21/18	Goldman Sachs & Co.	JPY	3,255	31,185	30,769	—	(416)
Expiring 06/21/18	JPMorgan Chase	JPY	103,774	995,575	980,836	—	(14,739)
Expiring 06/21/18	JPMorgan Chase	JPY	11,397	107,636	107,724	88	—
Malaysian Ringgit,
Expiring 04/26/18	Goldman Sachs & Co.	MYR	6,773	1,739,789	1,749,324	9,535	—
Expiring 06/14/18	Barclays Capital Group	MYR	11,159	2,854,053	2,878,301	24,248	—
Expiring 07/16/18	Goldman Sachs & Co.	MYR	5,709	1,476,720	1,471,520	—	(5,200)
Mexican Peso,
Expiring 04/02/18	Goldman Sachs & Co.	MXN	22,341	1,215,779	1,228,100	12,321	—
Expiring 04/16/18	Goldman Sachs & Co.	MXN	7,988	406,411	438,164	31,753	—
Expiring 04/18/18	Goldman Sachs & Co.	MXN	5,294	277,164	290,330	13,166	—
Expiring 04/19/18	Bank of America	MXN	64,600	3,399,284	3,541,947	142,663	—
Expiring 04/19/18	Barclays Capital Group	MXN	33,000	1,754,768	1,809,353	54,585	—
Expiring 04/19/18	Charles Schwab	MXN	9,560	506,434	524,165	17,731	—

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/19/18	Goldman Sachs & Co.	MXN	14,520	$760,000	$796,109	$36,109	$—
Expiring 04/19/18	Goldman Sachs & Co.	MXN	5,680	300,884	311,428	10,544	—
Expiring 05/10/18	BNP Paribas	MXN	5,958	323,122	325,563	2,441	—
Expiring 05/10/18	Goldman Sachs & Co.	MXN	12,707	687,702	694,349	6,647	—
Expiring 05/10/18	Hong Kong & Shanghai Bank	MXN	56,169	2,961,221	3,069,247	108,026	—
Expiring 05/10/18	Hong Kong & Shanghai Bank	MXN	13,667	730,862	746,807	15,945	—
Expiring 06/21/18	JPMorgan Chase	MXN	47,673	2,506,742	2,587,836	81,094	—
Expiring 06/21/18	JPMorgan Chase	MXN	1,516	82,337	82,309	—	(28)
Expiring 07/16/18	Charles Schwab	MXN	7,988	431,175	431,921	746	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	MXN	2,363	120,000	123,230	3,230	—
New Taiwanese Dollar,
Expiring 04/19/18	Barclays Capital Group	TWD	10,713	372,432	367,942	—	(4,490)
New Zealand Dollar,
Expiring 06/20/18	Barclays Capital Group	NZD	59,764	43,192,308	43,179,991	—	(12,317)
Expiring 06/20/18	Barclays Capital Group	NZD	325	236,850	234,661	—	(2,189)
Expiring 06/20/18	Citigroup Global Markets	NZD	3,630	2,653,311	2,622,707	—	(30,604)
Expiring 06/20/18	Morgan Stanley	NZD	9,593	6,940,888	6,931,230	—	(9,658)
Expiring 06/20/18	Morgan Stanley	NZD	6,709	4,846,156	4,847,464	1,308	—
Expiring 06/20/18	Morgan Stanley	NZD	6,390	4,654,490	4,617,064	—	(37,426)
Expiring 06/20/18	Morgan Stanley	NZD	5,791	4,169,063	4,184,260	15,197	—
Expiring 06/20/18	Morgan Stanley	NZD	5,158	3,748,409	3,726,323	—	(22,086)
Expiring 06/20/18	Morgan Stanley	NZD	2,958	2,149,514	2,137,074	—	(12,440)
Expiring 06/20/18	Morgan Stanley	NZD	2,725	1,992,179	1,968,801	—	(23,378)
Expiring 06/20/18	Morgan Stanley	NZD	1,964	1,420,700	1,419,298	—	(1,402)
Expiring 06/20/18	Morgan Stanley	NZD	1,416	1,019,748	1,023,389	3,641	—
Norwegian Krone,
Expiring 04/04/18	Citigroup Global Markets	NOK	17,220	2,206,699	2,197,166	—	(9,533)
Expiring 05/03/18	Morgan Stanley	NOK	17,220	2,243,638	2,199,112	—	(44,526)
Expiring 06/20/18	Barclays Capital Group	NOK	30,153	3,907,716	3,857,017	—	(50,699)
Expiring 06/20/18	Barclays Capital Group	NOK	25,847	3,359,409	3,306,200	—	(53,209)
Expiring 06/20/18	Barclays Capital Group	NOK	4,424	569,707	565,942	—	(3,765)
Expiring 06/20/18	Citigroup Global Markets	NOK	8,195	1,060,159	1,048,267	—	(11,892)
Expiring 06/20/18	Citigroup Global Markets	NOK	8,181	1,062,996	1,046,476	—	(16,520)
Expiring 06/20/18	Citigroup Global Markets	NOK	8,126	1,052,424	1,039,441	—	(12,983)
Expiring 06/20/18	Citigroup Global Markets	NOK	5,958	774,953	762,121	—	(12,832)
Expiring 06/20/18	Citigroup Global Markets	NOK	1,848	237,378	236,388	—	(990)
Expiring 06/20/18	Citigroup Global Markets	NOK	455	58,200	58,203	3	—
Expiring 06/20/18	Morgan Stanley	NOK	65,393	8,532,699	8,364,792	—	(167,907)
Expiring 06/20/18	Morgan Stanley	NOK	43,675	5,676,367	5,586,697	—	(89,670)
Expiring 06/20/18	Morgan Stanley	NOK	32,473	4,138,984	4,153,823	14,839	—
Expiring 06/20/18	Morgan Stanley	NOK	31,767	4,096,972	4,063,433	—	(33,539)
Expiring 06/20/18	Morgan Stanley	NOK	19,882	2,553,307	2,543,198	—	(10,109)
Expiring 06/20/18	Morgan Stanley	NOK	16,017	2,088,629	2,048,772	—	(39,857)
Peruvian Nuevo Sol,
Expiring 04/19/18	Barclays Capital Group	PEN	5,410	1,672,696	1,675,701	3,005	—
Philippine Peso,
Expiring 05/15/18	Charles Schwab	PHP	5,367	104,345	102,615	—	(1,730)
Polish Zloty,
Expiring 04/19/18	Bank of America	PLN	5,550	1,618,298	1,621,832	3,534	—
Expiring 04/19/18	Bank of America	PLN	4,616	1,343,999	1,348,878	4,879	—
Russian Ruble,
Expiring 04/18/18	Deutsche Bank AG	RUB	61,703	1,085,217	1,074,683	—	(10,534)
Expiring 04/18/18	Deutsche Bank AG	RUB	48,494	852,895	844,616	—	(8,279)

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/19/18	Barclays Capital Group	RUB	44,805	$784,668	$780,286	$—	$(4,382)
Expiring 04/19/18	Barclays Capital Group	RUB	19,110	334,170	332,804	—	(1,366)
Expiring 04/19/18	Charles Schwab	RUB	45,964	794,723	800,464	5,741	—
Expiring 04/19/18	Citigroup Global Markets	RUB	263,318	4,555,193	4,585,731	30,538	—
Expiring 04/20/18	Goldman Sachs & Co.	RUB	46,436	800,000	808,601	8,601	—
Expiring 04/26/18	Hong Kong & Shanghai Bank	RUB	61,703	1,080,457	1,073,730	—	(6,727)
Expiring 04/26/18	Hong Kong & Shanghai Bank	RUB	48,494	849,154	843,867	—	(5,287)
Expiring 05/25/18	Credit Suisse First Boston Corp.	RUB	21,851	385,782	378,908	—	(6,874)
Expiring 05/25/18	Hong Kong & Shanghai Bank	RUB	128,904	2,223,127	2,235,290	12,163	—
Expiring 05/25/18	Hong Kong & Shanghai Bank	RUB	19,930	343,715	345,595	1,880	—
Expiring 06/07/18	Hong Kong & Shanghai Bank	RUB	81,048	1,419,058	1,403,493	—	(15,565)
Saudi Arabian Riyal,
Expiring 04/16/18	Bank of America	SAR	13,050	3,478,887	3,480,112	1,225	—
Expiring 08/15/18	Bank of America	SAR	18,934	5,049,067	5,049,091	24	—
Expiring 08/15/18	Bank of America	SAR	1,396	372,227	372,268	41	—
Singapore Dollar,
Expiring 06/20/18	Barclays Capital Group	SGD	1,144	871,977	873,927	1,950	—
Expiring 06/20/18	Barclays Capital Group	SGD	536	411,307	409,863	—	(1,444)
Expiring 06/20/18	Barclays Capital Group	SGD	163	124,048	124,733	685	—
Expiring 06/20/18	Barclays Capital Group	SGD	108	82,584	82,847	263	—
Expiring 06/20/18	Morgan Stanley	SGD	846	647,279	646,116	—	(1,163)
Expiring 06/20/18	Morgan Stanley	SGD	555	423,119	424,022	903	—
Expiring 06/20/18	Morgan Stanley	SGD	475	362,536	362,988	452	—
Expiring 06/20/18	Morgan Stanley	SGD	269	205,728	205,560	—	(168)
Expiring 06/20/18	Morgan Stanley	SGD	142	108,187	108,191	4	—
Expiring 06/20/18	Morgan Stanley	SGD	63	48,386	48,460	74	—
Expiring 06/20/18	Morgan Stanley	SGD	6	4,894	4,917	23	—
South African Rand,
Expiring 05/08/18	Bank of America	ZAR	4,580	378,948	384,693	5,745	—
South Korean Won,
Expiring 04/19/18	Barclays Capital Group	KRW	307,384	288,542	288,588	46	—
Expiring 04/30/18	JPMorgan Chase	KRW	84,211	79,000	79,092	92	—
Expiring 04/30/18	JPMorgan Chase	KRW	19,137	18,000	17,974	—	(26)
Expiring 06/20/18	Hong Kong & Shanghai Bank	KRW	240,094	222,361	225,917	3,556	—
Expiring 06/21/18	Citigroup Global Markets	KRW	45,090	42,586	42,429	—	(157)
Swedish Krona,
Expiring 04/04/18	Hong Kong & Shanghai Bank	SEK	8,625	1,051,633	1,033,404	—	(18,229)
Expiring 06/20/18	Barclays Capital Group	SEK	27,390	3,348,374	3,301,192	—	(47,182)
Expiring 06/20/18	Barclays Capital Group	SEK	22,645	2,767,895	2,729,340	—	(38,555)
Expiring 06/20/18	Citigroup Global Markets	SEK	1,371	167,922	165,242	—	(2,680)
Expiring 06/20/18	Citigroup Global Markets	SEK	2	246	241	—	(5)
Expiring 06/20/18	Citigroup Global Markets	SEK	1	122	121	—	(1)
Expiring 06/20/18	Morgan Stanley	SEK	49,722	6,076,335	5,992,814	—	(83,521)
Expiring 06/20/18	Morgan Stanley	SEK	19,620	2,409,272	2,364,713	—	(44,559)
Expiring 06/20/18	Morgan Stanley	SEK	17,687	2,159,105	2,131,770	—	(27,335)
Expiring 06/20/18	Morgan Stanley	SEK	7,514	919,208	905,588	—	(13,620)
Expiring 06/20/18	UBS AG	SEK	16,000	1,952,945	1,928,429	—	(24,516)
Expiring 06/20/18	UBS AG	SEK	2,000	240,874	241,054	180	—
Expiring 06/21/18	UBS AG	SEK	17	2,041	2,005	—	(36)
Swiss Franc,
Expiring 06/20/18	Citigroup Global Markets	CHF	537	571,511	565,791	—	(5,720)
Expiring 06/20/18	Citigroup Global Markets	CHF	440	473,248	463,590	—	(9,658)
Expiring 06/20/18	Citigroup Global Markets	CHF	243	261,423	256,028	—	(5,395)

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/20/18	Citigroup Global Markets	CHF	58	$62,313	$61,109	$—	$(1,204)
Expiring 06/20/18	Citigroup Global Markets	CHF	33	35,028	34,770	—	(258)
Expiring 06/20/18	Citigroup Global Markets	CHF	1	1,058	1,054	—	(4)
Expiring 06/20/18	Citigroup Global Markets	CHF	1	1,063	1,053	—	(10)
Expiring 06/20/18	Citigroup Global Markets	CHF	1	1,069	1,053	—	(16)
Expiring 06/21/18	UBS AG	CHF	66	69,915	70,011	96	—
Turkish Lira,
Expiring 04/18/18	Bank of America	TRY	4,130	1,056,251	1,040,496	—	(15,755)
Expiring 04/19/18	Barclays Capital Group	TRY	6,586	1,702,861	1,658,835	—	(44,026)
Expiring 04/19/18	Charles Schwab	TRY	3,945	1,010,052	993,618	—	(16,434)
Expiring 04/19/18	Charles Schwab	TRY	2,304	589,800	580,204	—	(9,596)
Expiring 05/22/18	Citigroup Global Markets	TRY	5,730	1,460,229	1,428,773	—	(31,456)

				$947,666,549	$944,942,540	2,561,596	(5,285,605)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/18	Bank of America	ARS	7,280	$357,388	$360,640	$—	$(3,252)
Expiring 04/03/18	Charles Schwab	ARS	20,027	993,117	992,107	1,010	—
Expiring 04/03/18	Charles Schwab	ARS	15,267	745,459	756,304	—	(10,845)
Expiring 04/03/18	Citigroup Global Markets	ARS	2,520	124,964	124,837	127	—
Expiring 04/05/18	Bank of America	ARS	7,093	350,443	351,004	—	(561)
Expiring 04/09/18	Charles Schwab	ARS	1,680	83,107	82,962	145	—
Expiring 04/09/18	Citigroup Global Markets	ARS	5,160	255,193	254,811	382	—
Expiring 04/09/18	Citigroup Global Markets	ARS	2,460	121,602	121,480	122	—
Expiring 04/09/18	Citigroup Global Markets	ARS	1,700	84,034	83,950	84	—
Expiring 04/09/18	Citigroup Global Markets	ARS	1,680	83,086	82,962	124	—
Expiring 04/10/18	JPMorgan Chase	ARS	11,255	584,979	555,501	29,478	—
Expiring 04/12/18	Citigroup Global Markets	ARS	2,841	147,281	140,075	7,206	—
Expiring 05/16/18	Barclays Capital Group	ARS	800	38,186	38,739	—	(553)
Australian Dollar,
Expiring 04/04/18	JPMorgan Chase	AUD	3,530	2,729,897	2,711,221	18,676	—
Expiring 04/04/18	JPMorgan Chase	AUD	2,590	1,996,848	1,989,253	7,595	—
Expiring 04/19/18	Barclays Capital Group	AUD	6,907	5,498,174	5,304,701	193,473	—
Expiring 05/03/18	Citigroup Global Markets	AUD	1,218	933,668	935,509	—	(1,841)
Expiring 06/20/18	Barclays Capital Group	AUD	15,594	12,023,708	11,979,449	44,259	—
Expiring 06/20/18	Barclays Capital Group	AUD	7,163	5,635,670	5,503,004	132,666	—
Expiring 06/20/18	Barclays Capital Group	AUD	3,830	2,997,819	2,942,178	55,641	—
Expiring 06/20/18	Barclays Capital Group	AUD	3,010	2,325,011	2,311,976	13,035	—
Expiring 06/20/18	Barclays Capital Group	AUD	2,489	1,918,062	1,912,212	5,850	—
Expiring 06/20/18	Barclays Capital Group	AUD	1,568	1,208,228	1,204,562	3,666	—
Expiring 06/20/18	Citigroup Global Markets	AUD	2,430	1,910,945	1,866,791	44,154	—
Expiring 06/20/18	Citigroup Global Markets	AUD	1,500	1,156,646	1,152,340	4,306	—
Expiring 06/20/18	Citigroup Global Markets	AUD	43	33,282	33,034	248	—
Expiring 06/20/18	Morgan Stanley	AUD	9,318	7,176,488	7,158,233	18,255	—
Expiring 06/20/18	Morgan Stanley	AUD	8,681	6,661,221	6,669,175	—	(7,954)
Expiring 06/20/18	Morgan Stanley	AUD	3,470	2,710,067	2,665,713	44,354	—
Expiring 06/21/18	Citigroup Global Markets	AUD	516	397,017	396,455	562	—
Expiring 06/21/18	Citigroup Global Markets	AUD	328	251,904	251,787	117	—
Expiring 06/21/18	Goldman Sachs & Co.	AUD	4,207	3,236,377	3,231,786	4,591	—

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/21/18	State Street Bank	AUD	1,394	$1,072,603	$1,071,120	$1,483	$—
Expiring 06/21/18	UBS AG	AUD	3,502	2,694,004	2,690,175	3,829	—
Brazilian Real,
Expiring 04/03/18	BNP Paribas	BRL	1,300	344,327	393,607	—	(49,280)
Expiring 04/03/18	Citigroup Global Markets	BRL	11,400	3,441,198	3,451,635	—	(10,437)
Expiring 04/03/18	Citigroup Global Markets	BRL	9,330	2,820,862	2,824,891	—	(4,029)
Expiring 04/03/18	Citigroup Global Markets	BRL	3,000	905,578	908,325	—	(2,747)
Expiring 04/03/18	Credit Suisse First Boston Corp.	BRL	501	154,000	151,772	2,228	—
Expiring 04/03/18	Goldman Sachs & Co.	BRL	9,570	2,896,489	2,897,556	—	(1,067)
Expiring 04/03/18	Goldman Sachs & Co.	BRL	6,300	1,906,780	1,907,483	—	(703)
Expiring 04/03/18	Goldman Sachs & Co.	BRL	2,258	698,000	683,569	14,431	—
Expiring 04/03/18	Morgan Stanley	BRL	7,500	2,236,803	2,270,812	—	(34,009)
Expiring 04/03/18	Morgan Stanley	BRL	4,100	1,294,560	1,241,378	53,182	—
Expiring 04/03/18	Morgan Stanley	BRL	3,100	969,902	938,603	31,299	—
Expiring 04/19/18	Barclays Capital Group	BRL	5,110	1,608,562	1,545,184	63,378	—
Expiring 04/19/18	Citigroup Global Markets	BRL	2,746	842,884	830,344	12,540	—
Expiring 05/03/18	BNP Paribas	BRL	18,900	5,785,390	5,708,461	76,929	—
Expiring 05/03/18	BNP Paribas	BRL	6,720	2,057,015	2,029,663	27,352	—
Expiring 06/21/18	Goldman Sachs & Co.	BRL	24,489	7,402,912	7,363,201	39,711	—
Expiring 06/21/18	Goldman Sachs & Co.	BRL	612	183,701	183,848	—	(147)
Expiring 06/21/18	Goldman Sachs & Co.	BRL	520	155,384	156,279	—	(895)
Expiring 07/03/18	Bank of America	BRL	700	206,429	210,235	—	(3,806)
Expiring 07/03/18	BNP Paribas	BRL	800	228,245	240,269	—	(12,024)
Expiring 07/03/18	Citigroup Global Markets	BRL	2,600	773,487	780,874	—	(7,387)
Expiring 07/03/18	Deutsche Bank AG	BRL	8,400	2,402,809	2,522,823	—	(120,014)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	3,100	922,894	931,042	—	(8,148)
Expiring 07/03/18	Hong Kong & Shanghai Bank	BRL	8,200	2,340,851	2,462,756	—	(121,905)
Expiring 07/03/18	JPMorgan Chase	BRL	8,700	2,541,259	2,612,924	—	(71,665)
Expiring 07/03/18	JPMorgan Chase	BRL	3,100	921,933	931,042	—	(9,109)
Expiring 07/03/18	JPMorgan Chase	BRL	3,100	904,449	931,042	—	(26,593)
Expiring 07/03/18	Morgan Stanley	BRL	400	117,855	120,134	—	(2,279)
Expiring 03/14/19	Hong Kong & Shanghai Bank	BRL	405	120,000	119,139	861	—
British Pound,
Expiring 04/03/18	JPMorgan Chase	GBP	400	556,411	561,317	—	(4,906)
Expiring 04/04/18	Citigroup Global Markets	GBP	16,433	23,111,544	23,061,290	50,254	—
Expiring 04/04/18	Citigroup Global Markets	GBP	11,080	15,583,028	15,549,144	33,884	—
Expiring 04/04/18	Citigroup Global Markets	GBP	1,780	2,489,428	2,497,967	—	(8,539)
Expiring 04/04/18	Hong Kong & Shanghai Bank	GBP	341	478,343	478,543	—	(200)
Expiring 04/20/18	Barclays Capital Group	GBP	6,600	9,231,179	9,268,409	—	(37,230)
Expiring 04/20/18	Barclays Capital Group	GBP	1,100	1,539,497	1,544,735	—	(5,238)
Expiring 04/20/18	Barclays Capital Group	GBP	500	699,332	702,152	—	(2,820)
Expiring 04/20/18	Barclays Capital Group	GBP	300	419,863	421,292	—	(1,429)
Expiring 04/20/18	Citigroup Global Markets	GBP	700	979,533	983,013	—	(3,480)
Expiring 05/03/18	BNP Paribas	GBP	99	139,503	139,100	403	—
Expiring 05/03/18	Hong Kong & Shanghai Bank	GBP	14,665	20,877,153	20,605,129	272,024	—
Expiring 05/03/18	Hong Kong & Shanghai Bank	GBP	7,504	10,682,724	10,543,531	139,193	—
Expiring 06/20/18	Barclays Capital Group	GBP	5,788	8,213,963	8,150,071	63,892	—
Expiring 06/20/18	Barclays Capital Group	GBP	4,928	6,906,457	6,938,317	—	(31,860)
Expiring 06/20/18	Barclays Capital Group	GBP	1,260	1,767,402	1,774,226	—	(6,824)
Expiring 06/20/18	Barclays Capital Group	GBP	1,228	1,712,160	1,728,699	—	(16,539)
Expiring 06/20/18	Citigroup Global Markets	GBP	1,711	2,417,755	2,409,106	8,649	—
Expiring 06/20/18	Citigroup Global Markets	GBP	136	190,079	191,489	—	(1,410)
Expiring 06/20/18	Morgan Stanley	GBP	15,230	21,124,649	21,443,263	—	(318,614)

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/20/18	Morgan Stanley	GBP	7,967	$11,128,905	$11,217,712	$—	$(88,807)
Expiring 06/20/18	Morgan Stanley	GBP	4,463	6,289,520	6,283,657	5,863	—
Expiring 06/20/18	Morgan Stanley	GBP	2,762	3,917,386	3,889,124	28,262	—
Expiring 06/20/18	Morgan Stanley	GBP	844	1,199,162	1,187,612	11,550	—
Canadian Dollar,
Expiring 04/02/18	Deutsche Bank AG	CAD	1,636	1,268,560	1,269,940	—	(1,380)
Expiring 04/02/18	Goldman Sachs & Co.	CAD	1,400	1,085,646	1,086,746	—	(1,100)
Expiring 04/02/18	JPMorgan Chase	CAD	1,000	772,505	776,247	—	(3,742)
Expiring 04/03/18	UBS AG	CAD	400	310,118	310,505	—	(387)
Expiring 04/04/18	Goldman Sachs & Co.	CAD	629	485,740	488,279	—	(2,539)
Expiring 04/04/18	Goldman Sachs & Co.	CAD	500	387,698	388,139	—	(441)
Expiring 04/04/18	Goldman Sachs & Co.	CAD	200	154,448	155,255	—	(807)
Expiring 04/04/18	Hong Kong & Shanghai Bank	CAD	11,037	8,745,642	8,567,773	177,869	—
Expiring 04/04/18	JPMorgan Chase	CAD	2,844	2,214,726	2,207,733	6,993	—
Expiring 04/04/18	JPMorgan Chase	CAD	962	749,744	746,778	2,966	—
Expiring 04/04/18	UBS AG	CAD	1,537	1,179,475	1,193,138	—	(13,663)
Expiring 04/05/18	Citigroup Global Markets	CAD	100	76,428	77,629	—	(1,201)
Expiring 04/05/18	Goldman Sachs & Co.	CAD	700	542,569	543,404	—	(835)
Expiring 04/05/18	Goldman Sachs & Co.	CAD	664	514,666	515,459	—	(793)
Expiring 04/05/18	Goldman Sachs & Co.	CAD	200	154,421	155,258	—	(837)
Expiring 04/05/18	JPMorgan Chase	CAD	700	545,335	543,405	1,930	—
Expiring 04/06/18	Goldman Sachs & Co.	CAD	971	749,827	753,795	—	(3,968)
Expiring 04/06/18	Goldman Sachs & Co.	CAD	900	694,999	698,676	—	(3,677)
Expiring 04/06/18	JPMorgan Chase	CAD	500	389,526	388,154	1,372	—
Expiring 04/09/18	Goldman Sachs & Co.	CAD	400	312,046	310,542	1,504	—
Expiring 04/09/18	Goldman Sachs & Co.	CAD	400	312,046	310,542	1,504	—
Expiring 04/10/18	Goldman Sachs & Co.	CAD	200	155,932	155,274	658	—
Expiring 04/10/18	JPMorgan Chase	CAD	300	231,794	232,911	—	(1,117)
Expiring 04/11/18	Bank of America	CAD	100	77,307	77,638	—	(331)
Expiring 04/12/18	Goldman Sachs & Co.	CAD	200	155,934	155,280	654	—
Expiring 04/12/18	Goldman Sachs & Co.	CAD	100	77,967	77,640	327	—
Expiring 04/12/18	Goldman Sachs & Co.	CAD	100	77,320	77,640	—	(320)
Expiring 04/12/18	JPMorgan Chase	CAD	400	308,577	310,559	—	(1,982)
Expiring 04/12/18	JPMorgan Chase	CAD	300	231,433	232,920	—	(1,487)
Expiring 04/13/18	Hong Kong & Shanghai Bank	CAD	200	154,651	155,283	—	(632)
Expiring 04/16/18	Hong Kong & Shanghai Bank	CAD	600	459,660	465,876	—	(6,216)
Expiring 04/16/18	Hong Kong & Shanghai Bank	CAD	300	229,830	232,938	—	(3,108)
Expiring 04/16/18	JPMorgan Chase	CAD	900	687,882	698,813	—	(10,931)
Expiring 04/16/18	JPMorgan Chase	CAD	600	458,588	465,876	—	(7,288)
Expiring 04/18/18	Citigroup Global Markets	CAD	300	229,651	232,947	—	(3,296)
Expiring 04/18/18	Citigroup Global Markets	CAD	100	76,612	77,649	—	(1,037)
Expiring 04/20/18	Citigroup Global Markets	CAD	200	153,105	155,304	—	(2,199)
Expiring 05/03/18	JPMorgan Chase	CAD	13,400	10,415,857	10,407,941	7,916	—
Expiring 06/20/18	Barclays Capital Group	CAD	48,652	37,558,708	37,823,496	—	(264,788)
Expiring 06/20/18	Barclays Capital Group	CAD	4,222	3,275,446	3,282,597	—	(7,151)
Expiring 06/20/18	Barclays Capital Group	CAD	1,108	863,900	861,161	2,739	—
Expiring 06/20/18	Barclays Capital Group	CAD	699	542,038	543,188	—	(1,150)
Expiring 06/20/18	Barclays Capital Group	CAD	585	456,368	454,803	1,565	—
Expiring 06/20/18	Barclays Capital Group	CAD	240	187,036	186,817	219	—
Expiring 06/20/18	Citigroup Global Markets	CAD	503	391,801	391,043	758	—
Expiring 06/20/18	Citigroup Global Markets	CAD	410	317,599	318,743	—	(1,144)
Expiring 06/20/18	Citigroup Global Markets	CAD	66	51,881	51,310	571	—
Expiring 06/20/18	Citigroup Global Markets	CAD	9	6,918	6,997	—	(79)

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/20/18	Citigroup Global Markets	CAD	4	$3,061	$3,110	$—	$(49)
Expiring 06/20/18	Morgan Stanley	CAD	36,080	27,905,067	28,049,298	—	(144,231)
Expiring 06/20/18	Morgan Stanley	CAD	18,577	14,213,582	14,441,858	—	(228,276)
Expiring 06/20/18	Morgan Stanley	CAD	10,807	8,453,503	8,401,790	51,713	—
Expiring 06/20/18	Morgan Stanley	CAD	7,798	5,975,132	6,062,515	—	(87,383)
Expiring 06/20/18	Morgan Stanley	CAD	7,519	5,870,267	5,845,038	25,229	—
Expiring 06/20/18	Morgan Stanley	CAD	7,068	5,447,276	5,494,539	—	(47,263)
Expiring 06/20/18	UBS AG	CAD	2,200	1,718,119	1,710,330	7,789	—
Expiring 06/20/18	UBS AG	CAD	200	153,286	155,484	—	(2,198)
Expiring 06/20/18	UBS AG	CAD	100	76,677	77,742	—	(1,065)
Chilean Peso,
Expiring 04/19/18	Bank of America	CLP	179,462	302,125	297,207	4,918	—
Expiring 06/21/18	Citigroup Global Markets	CLP	101,218	167,385	167,560	—	(175)
Chinese Renminbi,
Expiring 04/19/18	Barclays Capital Group	CNH	11,044	1,687,674	1,759,156	—	(71,482)
Expiring 04/19/18	Citigroup Global Markets	CNH	39,734	6,061,104	6,329,218	—	(268,114)
Expiring 06/21/18	Bank of America	CNH	1,040	163,475	165,170	—	(1,695)
Expiring 10/15/18	Citigroup Global Markets	CNH	18,521	2,887,821	2,926,614	—	(38,793)
Expiring 10/15/18	Citigroup Global Markets	CNH	2,057	322,368	325,038	—	(2,670)
Expiring 10/15/18	Citigroup Global Markets	CNH	990	152,801	156,435	—	(3,634)
Expiring 10/15/18	Citigroup Global Markets	CNH	922	143,390	145,690	—	(2,300)
Colombian Peso,
Expiring 04/19/18	Barclays Capital Group	COP	1,767,250	603,672	632,335	—	(28,663)
Expiring 04/19/18	Citigroup Global Markets	COP	2,740,958	956,938	980,734	—	(23,796)
Expiring 06/12/18	Charles Schwab	COP	2,249,695	784,960	803,102	—	(18,142)
Czech Koruna,
Expiring 06/21/18	JPMorgan Chase	CZK	6,776	328,831	329,789	—	(958)
Expiring 09/20/18	JPMorgan Chase	CZK	15,033	745,890	735,157	10,733	—
Danish Krone,
Expiring 04/03/18	BNP Paribas	DKK	8,157	1,215,051	1,346,776	—	(131,725)
Expiring 04/03/18	Citigroup Global Markets	DKK	11,986	1,922,507	1,979,068	—	(56,561)
Expiring 04/03/18	Citigroup Global Markets	DKK	3,283	478,125	542,129	—	(64,004)
Expiring 04/03/18	Citigroup Global Markets	DKK	303	46,464	50,030	—	(3,566)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	13,902	2,060,931	2,295,416	—	(234,485)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	9,410	1,403,611	1,553,724	—	(150,113)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	4,263	621,060	703,882	—	(82,822)
Expiring 04/03/18	JPMorgan Chase	DKK	14,443	2,114,022	2,384,743	—	(270,721)
Expiring 04/03/18	JPMorgan Chase	DKK	10,758	1,574,966	1,776,298	—	(201,332)
Expiring 04/03/18	JPMorgan Chase	DKK	640	103,530	105,673	—	(2,143)
Expiring 04/03/18	UBS AG	DKK	49,778	7,930,747	8,219,110	—	(288,363)
Expiring 04/03/18	UBS AG	DKK	615	89,910	101,545	—	(11,635)
Expiring 06/20/18	Citigroup Global Markets	DKK	1,776	296,513	295,017	1,496	—
Expiring 06/20/18	Citigroup Global Markets	DKK	676	112,245	112,292	—	(47)
Expiring 06/20/18	Citigroup Global Markets	DKK	105	17,510	17,442	68	—
Expiring 06/21/18	Goldman Sachs & Co.	DKK	1,717	284,815	285,185	—	(370)
Expiring 07/02/18	BNP Paribas	DKK	21,436	3,224,376	3,564,408	—	(340,032)
Expiring 07/02/18	Citigroup Global Markets	DKK	54,923	9,150,871	9,132,609	18,262	—
Expiring 07/02/18	Citigroup Global Markets	DKK	36,414	5,605,172	6,054,971	—	(449,799)
Expiring 07/02/18	Citigroup Global Markets	DKK	615	102,297	102,263	34	—
Expiring 07/02/18	Hong Kong & Shanghai Bank	DKK	8,845	1,334,882	1,470,759	—	(135,877)
Expiring 07/02/18	JPMorgan Chase	DKK	12,220	1,878,560	2,031,959	—	(153,399)
Expiring 07/03/18	JPMorgan Chase	DKK	20,695	3,117,937	3,441,479	—	(323,542)

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 04/04/18	Citigroup Global Markets	EUR	1,109	$1,367,243	$1,365,151	$2,092	$—
Expiring 04/04/18	Goldman Sachs & Co.	EUR	37,124	45,905,769	45,698,901	206,868	—
Expiring 04/04/18	Goldman Sachs & Co.	EUR	7,500	9,274,103	9,232,311	41,792	—
Expiring 04/04/18	Goldman Sachs & Co.	EUR	1,158	1,434,949	1,425,469	9,480	—
Expiring 04/04/18	Goldman Sachs & Co.	EUR	966	1,197,030	1,189,121	7,909	—
Expiring 04/04/18	Hong Kong & Shanghai Bank	EUR	1,178	1,448,727	1,450,088	—	(1,361)
Expiring 04/04/18	JPMorgan Chase	EUR	755	937,027	929,386	7,641	—
Expiring 04/05/18	Deutsche Bank AG	EUR	200	247,125	246,213	912	—
Expiring 04/13/18	Citigroup Global Markets	EUR	300	370,849	369,529	1,320	—
Expiring 04/13/18	Deutsche Bank AG	EUR	3,800	4,693,479	4,680,695	12,784	—
Expiring 04/13/18	Deutsche Bank AG	EUR	740	913,993	911,504	2,489	—
Expiring 04/13/18	JPMorgan Chase	EUR	500	619,492	615,881	3,611	—
Expiring 04/13/18	UBS AG	EUR	600	741,574	739,058	2,516	—
Expiring 04/19/18	Barclays Capital Group	EUR	20,183	24,679,221	24,871,006	—	(191,785)
Expiring 04/19/18	Barclays Capital Group	EUR	260	320,132	320,394	—	(262)
Expiring 04/19/18	Barclays Capital Group	EUR	150	185,250	184,843	407	—
Expiring 04/19/18	Barclays Capital Group	EUR	68	85,342	83,795	1,547	—
Expiring 04/19/18	Citigroup Global Markets	EUR	600	747,864	739,372	8,492	—
Expiring 04/19/18	Citigroup Global Markets	EUR	468	582,672	576,711	5,961	—
Expiring 04/19/18	Citigroup Global Markets	EUR	410	503,720	505,238	—	(1,518)
Expiring 04/19/18	Citigroup Global Markets	EUR	400	494,268	492,915	1,353	—
Expiring 04/19/18	Citigroup Global Markets	EUR	310	381,660	382,009	—	(349)
Expiring 04/30/18	Citigroup Global Markets	EUR	856	1,063,570	1,055,669	7,901	—
Expiring 04/30/18	Morgan Stanley	EUR	1,100	1,361,394	1,356,583	4,811	—
Expiring 04/30/18	Morgan Stanley	EUR	300	372,718	369,977	2,741	—
Expiring 04/30/18	Morgan Stanley	EUR	200	248,128	246,652	1,476	—
Expiring 04/30/18	Morgan Stanley	EUR	200	247,595	246,652	943	—
Expiring 04/30/18	Morgan Stanley	EUR	200	247,526	246,651	875	—
Expiring 04/30/18	UBS AG	EUR	2,605	3,054,397	3,212,645	—	(158,248)
Expiring 04/30/18	UBS AG	EUR	1,904	2,242,993	2,347,743	—	(104,750)
Expiring 05/03/18	Credit Suisse First Boston Corp.	EUR	6,688	8,300,243	8,249,849	50,394	—
Expiring 05/03/18	UBS AG	EUR	28,052	34,817,135	34,603,183	213,952	—
Expiring 05/14/18	Goldman Sachs & Co.	EUR	444	550,964	548,131	2,833	—
Expiring 05/15/18	Bank of America	EUR	700	864,294	864,235	59	—
Expiring 05/15/18	Deutsche Bank AG	EUR	1,200	1,486,588	1,481,546	5,042	—
Expiring 05/15/18	Deutsche Bank AG	EUR	100	123,882	123,462	420	—
Expiring 06/20/18	Barclays Capital Group	EUR	539	669,309	667,305	2,004	—
Expiring 06/20/18	Barclays Capital Group	EUR	47	57,718	57,585	133	—
Expiring 06/20/18	Citigroup Global Markets	EUR	775	957,696	959,629	—	(1,933)
Expiring 06/20/18	Citigroup Global Markets	EUR	571	707,802	707,031	771	—
Expiring 06/20/18	Citigroup Global Markets	EUR	3	3,692	3,715	—	(23)
Expiring 06/20/18	Morgan Stanley	EUR	682	855,337	844,499	10,838	—
Expiring 06/20/18	Morgan Stanley	EUR	317	396,703	392,621	4,082	—
Expiring 06/20/18	Morgan Stanley	EUR	273	340,241	338,173	2,068	—
Expiring 06/20/18	Morgan Stanley	EUR	219	273,185	271,498	1,687	—
Expiring 06/20/18	Morgan Stanley	EUR	169	210,519	208,985	1,534	—
Expiring 06/20/18	Morgan Stanley	EUR	110	136,885	136,334	551	—
Expiring 06/20/18	Morgan Stanley	EUR	96	119,242	118,574	668	—
Expiring 06/21/18	Bank of America	EUR	836	1,032,853	1,035,081	—	(2,228)
Expiring 06/21/18	Bank of New York Mellon	EUR	117	144,794	145,109	—	(315)
Expiring 06/21/18	Barclays Capital Group	EUR	3,980	4,918,388	4,929,119	—	(10,731)
Expiring 06/21/18	Citigroup Global Markets	EUR	944	1,166,027	1,168,559	—	(2,532)
Expiring 06/21/18	Goldman Sachs & Co.	EUR	6,441	7,958,593	7,975,841	—	(17,248)

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 06/21/18	JPMorgan Chase	EUR	118	$147,566	$146,378	$1,188	$—
Expiring 06/21/18	JPMorgan Chase	EUR	25	31,194	30,955	239	—
Expiring 06/21/18	UBS AG	EUR	1,208	1,492,927	1,496,187	—	(3,260)
Expiring 08/31/18	Hong Kong & Shanghai Bank	EUR	700	866,093	871,790	—	(5,697)
Expiring 08/31/18	Hong Kong & Shanghai Bank	EUR	370	459,993	460,802	—	(809)
Expiring 09/20/18	JPMorgan Chase	EUR	8,193	10,166,629	10,220,622	—	(53,993)
Expiring 09/20/18	JPMorgan Chase	EUR	114	141,828	142,690	—	(862)
Expiring 09/20/18	JPMorgan Chase	EUR	89	110,459	110,575	—	(116)
Hong Kong Dollar,
Expiring 06/21/18	Goldman Sachs & Co.	HKD	1,405	179,650	179,496	154	—
Hungarian Forint,
Expiring 06/21/18	Bank of America	HUF	39,038	154,749	154,653	96	—
Indian Rupee,
Expiring 04/16/18	Charles Schwab	INR	9,247	143,258	141,459	1,799	—
Expiring 06/20/18	Citigroup Global Markets	INR	42,432	647,644	644,107	3,537	—
Expiring 06/21/18	JPMorgan Chase	INR	10,332	157,366	156,825	541	—
Indonesian Rupiah,
Expiring 04/16/18	Bank of America	IDR	3,417,686	255,528	247,897	7,631	—
Expiring 04/16/18	Bank of America	IDR	1,409,332	103,513	102,224	1,289	—
Expiring 04/19/18	Bank of America	IDR	18,906,598	1,396,558	1,371,047	25,511	—
Expiring 06/21/18	Goldman Sachs & Co.	IDR	2,082,922	150,316	150,266	50	—
Israeli Shekel,
Expiring 06/21/18	Bank of America	ILS	587	169,720	168,331	1,389	—
Japanese Yen,
Expiring 04/04/18	Bank of America	JPY	80,900	770,818	760,590	10,228	—
Expiring 04/04/18	Hong Kong & Shanghai Bank	JPY	43,631	410,300	410,201	99	—
Expiring 04/04/18	Morgan Stanley	JPY	91,000	854,942	855,546	—	(604)
Expiring 04/19/18	Barclays Capital Group	JPY	1,259,330	11,377,808	11,850,883	—	(473,075)
Expiring 06/20/18	Citigroup Global Markets	JPY	748,645	7,085,506	7,075,435	10,071	—
Expiring 06/20/18	Citigroup Global Markets	JPY	427,302	4,045,333	4,038,427	6,906	—
Expiring 06/20/18	Citigroup Global Markets	JPY	13,422	127,778	126,852	926	—
Expiring 06/20/18	Morgan Stanley	JPY	4,790,227	45,522,197	45,272,380	249,817	—
Expiring 06/20/18	Morgan Stanley	JPY	1,067,039	10,219,768	10,084,573	135,195	—
Expiring 06/20/18	Morgan Stanley	JPY	545,770	5,217,972	5,158,068	59,904	—
Expiring 06/20/18	Morgan Stanley	JPY	347,735	3,302,365	3,286,439	15,926	—
Expiring 06/20/18	Morgan Stanley	JPY	145,555	1,373,227	1,375,634	—	(2,407)
Expiring 06/20/18	Morgan Stanley	JPY	4,823	45,880	45,586	294	—
Expiring 06/20/18	UBS AG	JPY	37,500	353,859	354,412	—	(553)
Expiring 06/21/18	Goldman Sachs & Co.	JPY	33,757	322,047	319,064	2,983	—
Expiring 06/21/18	Goldman Sachs & Co.	JPY	16,087	152,114	152,044	70	—
Expiring 06/21/18	JPMorgan Chase	JPY	55,322	520,530	522,890	—	(2,360)
Expiring 06/21/18	JPMorgan Chase	JPY	28,341	267,993	267,867	126	—
Expiring 06/21/18	JPMorgan Chase	JPY	1,899	18,101	17,946	155	—
Expiring 06/21/18	UBS AG	JPY	10,408	98,410	98,372	38	—
Malaysian Ringgit,
Expiring 04/16/18	Goldman Sachs & Co.	MYR	5,709	1,477,102	1,475,030	2,072	—
Expiring 04/16/18	Goldman Sachs & Co.	MYR	562	143,207	145,204	—	(1,997)
Expiring 04/16/18	Goldman Sachs & Co.	MYR	502	129,482	129,702	—	(220)
Expiring 06/14/18	Barclays Capital Group	MYR	11,312	2,878,382	2,917,685	—	(39,303)
Mexican Peso,
Expiring 04/02/18	Morgan Stanley	MXN	22,341	1,160,000	1,228,100	—	(68,100)
Expiring 04/16/18	Charles Schwab	MXN	7,988	437,317	438,164	—	(847)
Expiring 04/18/18	Charles Schwab	MXN	5,364	280,000	294,143	—	(14,143)

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/19/18	Bank of America	MXN	3,233	$173,101	$177,262	$—	$(4,161)
Expiring 04/19/18	Barclays Capital Group	MXN	20,709	1,092,242	1,135,477	—	(43,235)
Expiring 04/19/18	Barclays Capital Group	MXN	11,730	641,131	643,143	—	(2,012)
Expiring 04/19/18	Charles Schwab	MXN	29,924	1,597,357	1,640,705	—	(43,348)
Expiring 04/19/18	Citigroup Global Markets	MXN	20,387	1,054,369	1,117,812	—	(63,443)
Expiring 04/19/18	Goldman Sachs & Co.	MXN	28,014	1,497,274	1,535,977	—	(38,703)
Expiring 04/19/18	Goldman Sachs & Co.	MXN	22,875	1,225,372	1,254,211	—	(28,839)
Expiring 04/19/18	Goldman Sachs & Co.	MXN	22,341	1,212,612	1,224,908	—	(12,296)
Expiring 04/19/18	Goldman Sachs & Co.	MXN	21,373	1,163,410	1,171,859	—	(8,449)
Expiring 04/19/18	Goldman Sachs & Co.	MXN	20,856	1,114,772	1,143,490	—	(28,718)
Expiring 04/19/18	Goldman Sachs & Co.	MXN	10	536	549	—	(13)
Expiring 05/10/18	Hong Kong & Shanghai Bank	MXN	4,129	218,336	225,621	—	(7,285)
Expiring 06/11/18	Morgan Stanley	MXN	14,844	778,022	807,000	—	(28,978)
Expiring 07/09/18	Charles Schwab	MXN	5,759	290,000	311,738	—	(21,738)
New Taiwanese Dollar,
Expiring 04/19/18	Morgan Stanley	TWD	88,222	3,008,936	3,030,013	—	(21,077)
Expiring 06/21/18	JPMorgan Chase	TWD	4,748	164,621	163,831	790	—
New Zealand Dollar,
Expiring 04/04/18	JPMorgan Chase	NZD	1,624	1,171,630	1,173,647	—	(2,017)
Expiring 06/20/18	Barclays Capital Group	NZD	3,598	2,613,121	2,599,249	13,872	—
Expiring 06/20/18	Barclays Capital Group	NZD	2,418	1,769,335	1,747,205	22,130	—
Expiring 06/20/18	Barclays Capital Group	NZD	1,849	1,354,682	1,336,195	18,487	—
Expiring 06/20/18	Citigroup Global Markets	NZD	7,878	5,780,697	5,691,925	88,772	—
Expiring 06/20/18	Citigroup Global Markets	NZD	7,878	5,690,435	5,691,925	—	(1,490)
Expiring 06/20/18	Morgan Stanley	NZD	28,796	20,890,284	20,805,562	84,722	—
Expiring 06/20/18	Morgan Stanley	NZD	8,267	5,945,703	5,973,077	—	(27,374)
Expiring 06/20/18	Morgan Stanley	NZD	5,624	4,054,296	4,063,141	—	(8,845)
Expiring 06/20/18	Morgan Stanley	NZD	4,663	3,345,503	3,369,286	—	(23,783)
Expiring 06/20/18	Morgan Stanley	NZD	2,527	1,834,799	1,826,034	8,765	—
Expiring 06/20/18	Morgan Stanley	NZD	2,483	1,818,309	1,793,805	24,504	—
Norwegian Krone,
Expiring 04/04/18	Morgan Stanley	NOK	17,220	2,241,580	2,197,166	44,414	—
Expiring 06/20/18	Barclays Capital Group	NOK	498,775	64,417,510	63,801,039	616,471	—
Expiring 06/20/18	Barclays Capital Group	NOK	11,588	1,506,856	1,482,337	24,519	—
Expiring 06/20/18	Barclays Capital Group	NOK	4,876	630,666	623,740	6,926	—
Expiring 06/20/18	Barclays Capital Group	NOK	1,526	197,320	195,163	2,157	—
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	664,725	657,805	6,920	—
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	662,612	657,805	4,807	—
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	662,204	657,805	4,399	—
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	661,540	657,805	3,735	—
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	660,721	657,805	2,916	—
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	659,402	657,805	1,597	—
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	659,259	657,806	1,453	—
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	658,170	657,805	365	—
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	658,086	657,805	281	—
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	657,617	657,805	—	(188)
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	656,180	657,805	—	(1,625)
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	654,682	657,805	—	(3,123)
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	653,262	657,805	—	(4,543)
Expiring 06/20/18	Citigroup Global Markets	NOK	5,143	650,157	657,805	—	(7,648)
Expiring 06/20/18	Citigroup Global Markets	NOK	261	33,967	33,386	581	—
Expiring 06/20/18	Citigroup Global Markets	NOK	3	382	384	—	(2)
Expiring 06/20/18	Morgan Stanley	NOK	212,157	27,148,040	27,138,093	9,947	—

A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/20/18	Morgan Stanley	NOK	94,607	$12,225,874	$12,101,668	$ 124,206	$ —
Expiring 06/20/18	Morgan Stanley	NOK	33,596	4,292,768	4,297,456	—	(4,688)
Expiring 06/20/18	Morgan Stanley	NOK	30,023	3,893,031	3,840,361	52,670	—
Expiring 06/20/18	Morgan Stanley	NOK	16,575	2,149,246	2,120,174	29,072	—
Expiring 06/20/18	Morgan Stanley	NOK	12,186	1,581,437	1,558,776	22,661	—
Peruvian Nuevo Sol,
Expiring 04/19/18	Barclays Capital Group	PEN	880	270,436	272,572	—	(2,136)
Expiring 05/21/18	Citigroup Global Markets	PEN	2,909	890,177	899,996	—	(9,819)
Philippine Peso,
Expiring 04/19/18	Barclays Capital Group	PHP	75,994	1,503,105	1,454,938	48,167	—
Expiring 05/15/18	Charles Schwab	PHP	79,600	1,528,420	1,521,923	6,497	—
Expiring 05/15/18	Charles Schwab	PHP	71,633	1,377,823	1,369,596	8,227	—
Polish Zloty,
Expiring 06/21/18	Bank of America	PLN	568	165,161	166,262	—	(1,101)
Russian Ruble,
Expiring 04/18/18	Hong Kong & Shanghai Bank	RUB	61,703	1,081,404	1,074,683	6,721	—
Expiring 04/18/18	Hong Kong & Shanghai Bank	RUB	48,494	849,898	844,616	5,282	—
Expiring 04/19/18	Barclays Capital Group	RUB	92,490	1,640,000	1,610,737	29,263	—
Expiring 04/19/18	Goldman Sachs & Co.	RUB	74,744	1,311,759	1,301,680	10,079	—
Expiring 06/07/18	Barclays Capital Group	RUB	83,442	1,464,801	1,444,947	19,854	—
Expiring 06/07/18	Barclays Capital Group	RUB	67,838	1,190,868	1,174,727	16,141	—
Expiring 06/14/18	Goldman Sachs & Co.	RUB	48,460	842,444	838,559	3,885	—
Expiring 06/21/18	BNP Paribas	RUB	9,179	158,446	158,719	—	(273)
Saudi Arabian Riyal,
Expiring 04/16/18	Bank of America	SAR	12,201	3,237,284	3,253,704	—	(16,420)
Expiring 04/16/18	Bank of America	SAR	849	225,822	226,407	—	(585)
Expiring 08/15/18	Bank of America	SAR	13,050	3,476,209	3,480,017	—	(3,808)
Expiring 08/15/18	Bank of America	SAR	7,280	1,940,868	1,941,343	—	(475)
Expiring 02/14/19	Bank of America	SAR	18,934	5,039,807	5,045,537	—	(5,730)
Singapore Dollar,
Expiring 06/20/18	Barclays Capital Group	SGD	50,839	38,669,792	38,850,973	—	(181,181)
Expiring 06/20/18	Barclays Capital Group	SGD	763	580,715	582,791	—	(2,076)
Expiring 06/20/18	Morgan Stanley	SGD	84,906	64,721,133	64,884,651	—	(163,518)
Expiring 06/20/18	Morgan Stanley	SGD	688	525,522	525,684	—	(162)
Expiring 06/20/18	Morgan Stanley	SGD	295	225,934	225,763	171	—
Expiring 06/20/18	Morgan Stanley	SGD	274	208,431	209,545	—	(1,114)
Expiring 06/20/18	Morgan Stanley	SGD	191	145,265	145,664	—	(399)
Expiring 06/21/18	Barclays Capital Group	SGD	212	160,925	161,822	—	(897)
South African Rand,
Expiring 04/19/18	Bank of America	ZAR	320	25,272	26,949	—	(1,677)
Expiring 04/19/18	Barclays Capital Group	ZAR	18,107	1,435,529	1,524,871	—	(89,342)
Expiring 04/19/18	Barclays Capital Group	ZAR	12	1,013	1,013	—	—
Expiring 04/19/18	Charles Schwab	ZAR	10,848	903,987	913,580	—	(9,593)
Expiring 05/08/18	Bank of America	ZAR	4,393	363,000	369,007	—	(6,007)
Expiring 06/21/18	Goldman Sachs & Co.	ZAR	1,376	113,685	114,916	—	(1,231)
South Korean Won,
Expiring 04/19/18	Barclays Capital Group	KRW	1,238,722	1,161,059	1,162,978	—	(1,919)
Expiring 04/19/18	Charles Schwab	KRW	1,570,448	1,457,966	1,474,419	—	(16,453)
Expiring 06/20/18	Hong Kong & Shanghai Bank	KRW	966,552	894,169	909,476	—	(15,307)
Expiring 06/20/18	UBS AG	KRW	160,431	151,565	150,958	607	—
Expiring 06/21/18	Citigroup Global Markets	KRW	191,711	179,991	180,396	—	(405)
Swedish Krona,
Expiring 04/04/18	Goldman Sachs & Co.	SEK	8,625	1,048,709	1,033,404	15,305	—

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 05/03/18	Hong Kong & Shanghai Bank	SEK	8,625	$ 1,053,854	$ 1,035,573	$ 18,281	$—
Expiring 05/29/18	Royal Bank of Canada	SEK	111,140	13,565,073	13,370,124	194,949	—
Expiring 06/20/18	Barclays Capital Group	SEK	43,390	5,318,180	5,229,664	88,516	—
Expiring 06/20/18	Barclays Capital Group	SEK	24,141	2,924,238	2,909,599	14,639	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	452,785	436,316	16,469	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	450,592	436,316	14,276	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	449,371	436,316	13,055	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	448,664	436,316	12,348	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	446,954	436,316	10,638	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	445,902	436,316	9,586	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	443,504	436,316	7,188	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	443,081	436,316	6,765	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	442,807	436,316	6,491	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	442,714	436,316	6,398	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	442,257	436,315	5,942	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	441,851	436,316	5,535	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	441,654	436,316	5,338	—
Expiring 06/20/18	Citigroup Global Markets	SEK	3,620	439,936	436,316	3,620	—
Expiring 06/20/18	Citigroup Global Markets	SEK	75	9,244	9,039	205	—
Expiring 06/20/18	Morgan Stanley	SEK	251,209	30,621,712	30,277,452	344,260	—
Expiring 06/20/18	Morgan Stanley	SEK	69,142	8,493,318	8,333,409	159,909	—
Expiring 06/20/18	Morgan Stanley	SEK	68,096	8,375,087	8,207,341	167,746	—
Expiring 06/20/18	Morgan Stanley	SEK	49,618	6,111,838	5,980,253	131,585	—
Expiring 06/20/18	Morgan Stanley	SEK	36,684	4,499,936	4,421,453	78,483	—
Expiring 06/20/18	Morgan Stanley	SEK	33,540	4,032,781	4,042,492	—	(9,711)
Expiring 06/20/18	Morgan Stanley	SEK	23,215	2,840,810	2,798,016	42,794	—
Expiring 06/20/18	Morgan Stanley	SEK	21,922	2,685,670	2,642,168	43,502	—
Expiring 06/20/18	Morgan Stanley	SEK	21,717	2,662,978	2,617,488	45,490	—
Expiring 06/20/18	Morgan Stanley	SEK	14,724	1,794,235	1,774,689	19,546	—
Expiring 06/20/18	Morgan Stanley	SEK	4,289	527,604	516,980	10,624	—
Swiss Franc,
Expiring 04/04/18	Citigroup Global Markets	CHF	1,941	2,055,474	2,031,333	24,141	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,331,623	2,272,250	59,373	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,330,535	2,272,249	58,286	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,326,950	2,272,250	54,700	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,326,197	2,272,250	53,947	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,325,550	2,272,250	53,300	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,322,477	2,272,250	50,227	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,321,385	2,272,250	49,135	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,321,014	2,272,249	48,765	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,318,484	2,272,250	46,234	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,312,968	2,272,249	40,719	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,310,820	2,272,249	38,571	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,299,974	2,272,249	27,725	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,299,759	2,272,250	27,509	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,295,768	2,272,249	23,519	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,289,125	2,272,249	16,876	—
Expiring 06/20/18	Citigroup Global Markets	CHF	2,157	2,289,026	2,272,250	16,776	—
Expiring 06/20/18	Citigroup Global Markets	CHF	441	469,402	464,643	4,759	—
Expiring 06/20/18	Citigroup Global Markets	CHF	172	181,952	181,222	730	—
Expiring 06/20/18	UBS AG	CHF	4,125	4,380,218	4,346,157	34,061	—
Expiring 06/21/18	Bank of America	CHF	169	178,791	178,484	307	—
Expiring 06/21/18	Goldman Sachs & Co.	CHF	80	84,369	84,224	145	—

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/21/18	UBS AG	CHF	205	$216,746	$216,380	$366	$—
Thai Baht,
Expiring 06/21/18	Citigroup Global Markets	THB	5,075	163,244	162,760	484	—
Turkish Lira,
Expiring 04/16/18	Goldman Sachs & Co.	TRY	110	28,000	27,673	327	—
Expiring 04/18/18	Goldman Sachs & Co.	TRY	4,172	1,064,701	1,051,180	13,521	—
Expiring 04/19/18	Barclays Capital Group	TRY	2,544	662,964	640,741	22,223	—
Expiring 04/24/18	Deutsche Bank AG	TRY	165	42,000	41,470	530	—
Expiring 06/21/18	Citigroup Global Markets	TRY	656	162,708	162,197	511	—

				$1,254,763,234	$1,255,447,434	6,716,584	(7,400,784)

						$9,278,180	$(12,686,389)

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR 150	0.303%	$2,469	$3,615	$1,146
Daimler AG	12/20/20	1.000%(Q)	EUR 100	0.303%	1,646	2,396	750
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)	800	0.934%	138,494	133,500	(4,994)
Telecom Italia SpA	06/20/24	1.000%(Q)	EUR 200	1.718%	(15,392)	(9,875)	5,517
Tesco PLC	06/20/22	1.000%(Q)	EUR 800	0.992%	(45,944)	766	46,710
Verizon Communications, Inc.	12/20/22	1.000%(Q)	300	0.210%	5,766	2,958	(2,808)

					$87,039	$133,360	$46,321

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	1,200	0.174%	$(40,404)	$(43,077)	$2,673	BNP Paribas
Japan Govt.	06/20/22	(1.000)%(Q)	1,000	0.174%	(33,671)	(35,067)	1,396	Goldman Sachs &Co.
Japan Govt.	06/20/22	(1.000)%(Q)	800	0.174%	(26,937)	(27,863)	926	Barclays Capital Group
Japan Govt.	06/20/22	(1.000)%(Q)	500	0.174%	(16,836)	(17,295)	459	Citigroup Global Markets
Japan Govt.	06/20/22	(1.000)%(Q)	100	0.174%	(3,367)	(3,457)	90	Bank of America
Republic of Korea	12/20/22	1.000%(Q)	4,100	0.530%	(95,323)	(58,295)	(37,028)	Barclays Capital Group
Saudi International Bond	12/20/22	1.000%(Q)	3,500	0.918%	(36,907)	5,381	(42,288)	Barclays Capital Group

					$(253,445)	$(179,673)	$(73,772)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Republic of Brazil	06/20/21	1.000%(Q)	200	1.020%	$(48)	$(13,833)	$13,785	Credit Suisse First Boston Corp.
Republic of Brazil	06/20/21	1.000%(Q)	200	1.020%	(48)	(13,875)	13,827	Goldman Sachs &Co.
Republic of Brazil	06/20/21	1.000%(Q)	100	1.020%	(24)	(8,650)	8,626	Citigroup Global Markets
Republic of Brazil	06/20/21	1.000%(Q)	100	1.020%	(24)	(8,609)	8,585	Deutsche Bank AG
Republic of Brazil	06/20/21	1.000%(Q)	100	1.020%	(24)	(6,979)	6,955	JPMorgan Chase
Republic of Brazil	06/20/22	1.000%(Q)	200	1.314%	(2,405)	(12,977)	10,572	Hong Kong & Shanghai Bank
Republic of Italy	03/20/19	1.000%(Q)	900	0.196%	7,361	(15,622)	22,983	Deutsche Bank AG

					$4,788	$(80,545)	$85,333

A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29	12/20/22	5.000%(Q)	4,200	$(317,835)	$(280,176)	$37,659
CDX.NA.HY.29	12/20/22	5.000%(Q)	2,046	(135,661)	(136,124)	(463)
CDX.NA.IG.28	06/20/22	1.000%(Q)	72,300	(1,469,870)	(1,352,958)	116,912
CDX.NA.IG.29	12/20/22	5.000%(Q)	12,611	(851,243)	(818,492)	32,751
iTraxx Europe Senior Financials Series 28.V1	12/20/22	1.000%(Q)	EUR 14,300	(396,435)	(375,503)	20,932
iTraxx Europe Series 26.V1	12/20/21	1.000%(Q)	EUR 1,700	(27,429)	(51,302)	(23,873)
iTraxx Europe Series 26.V1	12/20/22	1.000%(Q)	EUR 4,900	(130,885)	(140,902)	(10,017)
iTraxx Europe Series S8.V1	12/20/22	1.000%(Q)	EUR 36,000	(959,666)	(1,035,199)	(75,533)

				$(4,289,024)	$(4,190,656)	$98,368

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.28	12/20/22	1.000%(Q)	1,649	$(15,171)	$(10,923)	$4,248
CDX.EM.29	06/20/23	1.000%(Q)	5,800	(117,758)	(100,961)	16,797
CDX.NA.IG.29	12/20/22	1.000%(Q)	16,200	321,957	306,407	(15,550)
CDX.NA.IG.29	12/20/22	1.000%(Q)	12,130	249,828	229,406	(20,422)
CDX.NA.IG.30	06/20/23	1.000%(Q)	14,000	243,994	234,873	(9,121)
CDX.NA.IG.30	06/20/23	1.000%(Q)	2,450	40,959	41,123	164
iTraxx Europe Crossover Index	12/20/20	5.000%(Q)	EUR 127	9,506	14,587	5,081
iTraxx Europe Crossover Index	06/20/21	5.000%(Q)	EUR 30	2,815	3,926	1,111

				$736,130	$718,438	$(17,692)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%(M)	1,200	$4,730	$(63,017)	$67,747	Goldman Sachs & Co.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
AUD	1,600	3 Month BBSW plus 36.20bps(Q)	1,268	3 Month LIBOR(Q)	BNP Paribas	09/26/27	$ (1,297)	$ —	$ (1,297)
AUD	900	3 Month BBSW plus 36.75bps(Q)	709	3 Month LIBOR (Q)	BNP Paribas	10/05/27	(578)	—	(578)
AUD	301	3 Month BBSW plus 36.75bps(Q)	235	3 Month LIBOR(Q)	Morgan Stanley	10/06/27	(194)	—	(194)

							$ (2,069)	$ —	$ (2,069)

Forward rate agreement outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
36,300	09/19/18	1.945%(Q)	3 Month LIBOR(2)(Q)	$—	$(32,213)	$(32,213)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	1,090	03/15/20	1.165%(T)	France CPI ex Tobacco Household(2)(T)	$—	$3,198	$3,198
EUR	1,000	03/15/21	1.295%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	44	44
EUR	170	12/15/21	1.165%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	140	2,429	2,289
EUR	1,010	01/15/23	1.350%(T)	France CPI ex Tobacco Household(1)(T)	308	3,235	2,927
EUR	1,500	06/15/27	1.360%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(22,441)	(27,510)	(5,069)
EUR	3,550	11/15/27	1.520%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(4,615)	(1,073)	3,542
EUR	390	01/15/28	1.575%(T)	France CPI ex Tobacco Household(1)(T)	—	2,866	2,866

A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Inflation swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	360	02/15/28	1.590%(T)	France CPI ex Tobacco Household(1)(T)	$(281)	$3,429	$3,710
EUR	250	02/15/28	1.606%(T)	France CPI ex Tobacco Household(1)(T)	—	2,907	2,907
EUR	1,000	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	130	1,767	1,637
EUR	300	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(533)	(2,775)	(2,242)
EUR	260	01/15/38	1.910%(T)	France CPI ex Tobacco Household(1)(T)	800	8,981	8,181
EUR	300	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,008	5,256	4,248
GBP	700	04/15/30	3.190%(T)	U.K. Retail Price Index(1)(T)	(39,728)	(5,842)	33,886
GBP	400	05/15/30	3.350%(T)	U.K. Retail Price Index(1)(T)	(7,435)	12,670	20,105
GBP	900	06/15/30	3.400%(T)	U.K. Retail Price Index(1)(T)	15,089	34,696	19,607
GBP	100	04/15/31	3.140%(T)	U.K. Retail Price Index(1)(T)	(10,597)	(6,685)	3,912
GBP	4,020	06/15/31	3.100%(T)	U.K. Retail Price Index(1)(T)	(488,894)	(365,373)	123,521
GBP	70	10/15/31	3.530%(T)	U.K. Retail Price Index(1)(T)	1,911	2,468	557
GBP	2,460	09/15/32	3.470%(T)	U.K. Retail Price Index(1)(T)	(909)	45,037	45,946
GBP	300	04/15/35	3.358%(T)	U.K. Retail Price Index(1)(T)	(9,594)	3,971	13,565
GBP	510	10/15/46	3.585%(T)	U.K. Retail Price Index(2)(T)	(42,383)	(59,371)	(16,988)
GBP	600	03/15/47	3.428%(T)	U.K. Retail Price Index(2)(T)	37,188	12,656	(24,532)
	700	04/28/18	1.680%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	3,619	3,619
	100	05/23/18	1.580%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	52	862	810
	2,440	03/23/19	2.070%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	140	1,277	1,137
	1,700	07/15/20	2.168%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	6,526	6,526
	800	11/23/20	2.026%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	6,487	6,487
	700	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	5,783	5,783
	600	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	20,308	19,666	(642)

A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Inflation swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
460	09/12/21	1.602%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$13,855	$13,386	$(469)
600	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	5,622	5,622
3,320	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	3,686	3,686
600	07/26/26	1.730%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(32,162)	(30,735)	1,427
1,900	08/30/26	1.762%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(93,215)	(88,007)	5,208
460	09/12/26	1.801%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(21,247)	(19,988)	1,259
1,100	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(23,362)	(23,362)
570	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(7,994)	(7,994)
600	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(10,641)	(10,641)
1,300	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(21,374)	(21,374)
1,680	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	3,645	7,845	4,200

				$(679,460)	$(450,361)	$229,099

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,000	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$74,641	$—	$74,641	Bank of America
800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(65,874)	—	(65,874)	Deutsche Bank AG
200	09/20/26	1.805%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(8,882)	—	(8,882)	Morgan Stanley

				$(115)	$—	$(115)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CAD	34,000	09/13/19	1.400%(S)	3 Month CDOR(2)(S)	$(62,987)	$(259,616)	$(196,629)
CAD	7,300	09/15/27	1.850%(S)	3 Month CDOR(1)(S)	170,930	305,782	134,852
CZK	56,168	08/07/22	1.115%(A)	6 Month PRIBOR(1)(S)	393	38,968	38,575
CZK	9,083	08/07/22	1.105%(A)	6 Month PRIBOR(1)(S)	—	6,517	6,517
CZK	22,038	08/08/22	1.055%(A)	6 Month PRIBOR(1)(S)	—	18,424	18,424
CZK	22,057	08/14/22	1.068%(A)	6 Month PRIBOR(1)(S)	—	17,932	17,932
CZK	18,932	08/14/22	1.068%(A)	6 Month PRIBOR(1)(S)	—	15,339	15,339
CZK	45,438	08/15/22	1.085%(A)	6 Month PRIBOR(1)(S)	—	35,114	35,114
CZK	22,055	08/15/22	1.060%(A)	6 Month PRIBOR(1)(S)	—	18,350	18,350
CZK	11,177	08/22/22	1.115%(A)	6 Month PRIBOR(1)(S)	—	7,930	7,930
CZK	22,353	08/23/22	1.100%(A)	6 Month PRIBOR(1)(S)	—	16,687	16,687
CZK	22,353	08/23/22	1.099%(A)	6 Month PRIBOR(1)(S)	—	17,642	17,642
CZK	22,353	08/23/22	1.099%(A)	6 Month PRIBOR(1)(S)	—	16,741	16,741
CZK	22,353	08/24/22	1.120%(A)	6 Month PRIBOR(1)(S)	—	15,112	15,112
CZK	10,135	08/24/22	1.115%(A)	6 Month PRIBOR(1)(S)	—	6,972	6,972
CZK	4,770	10/30/22	1.543%(A)	6 Month PRIBOR(1)(S)	—	(348)	(348)
CZK	2,771	02/27/23	1.670%(A)	6 Month PRIBOR(2)(S)	—	(405)	(405)
EUR	27,500	09/19/20	0.000%(A)	6 Month EURIBOR(2)(S)	1,054	23,970	22,916
EUR	1,000	09/19/21	0.050%(A)	1 Day EONIA(2)(A)	(1,041)	1,662	2,703
EUR	15,700	06/20/23	0.500%(A)	6 Month EURIBOR(2)(S)	(19,422)	69,830	89,252
EUR	17,700	09/19/23	0.500%(A)	6 Month EURIBOR(2)(S)	(102,447)	(2,402)	100,045
EUR	2,200	06/20/28	1.000%(A)	6 Month EURIBOR(1)(S)	6,743	3,296	(3,447)
EUR	8,050	09/19/28	1.250%(A)	6 Month EURIBOR(1)(S)	(112,683)	(175,645)	(62,962)
EUR	1,536	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	(3,146)	(25,062)	(21,916)
EUR	900	06/20/48	1.500%(A)	6 Month EURIBOR(2)(S)	163	111	(52)
EUR	1,800	09/19/48	1.500%(A)	6 Month EURIBOR(2)(S)	(48,148)	(9,570)	38,578
GBP	25,900	09/19/19	1.000%(A)	3 Month GBP LIBOR(2)(Q)	5,716	(40,328)	(46,044)
GBP	20,600	12/19/19	1.250%(A)	3 Month GBP LIBOR(2)(Q)	29,936	18,677	(11,259)
GBP	25,900	09/18/20	1.000%(A)	3 Month GBP LIBOR(1)(Q)	73,349	122,886	49,537

A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	8,800	09/19/20	1.250%(S)	6 Month GBP LIBOR(2)(S)	$(677)	$(1,047)	$(370)
GBP	20,600	12/18/20	1.500%(A)	3 Month GBP LIBOR(1)(Q)	(3,541)	(36,681)	(33,140)
GBP	700	09/19/23	1.500%(S)	6 Month GBP LIBOR(2)(S)	448	3,817	3,369
GBP	6,200	09/19/28	1.500%(S)	6 Month GBP LIBOR(1)(S)	107,901	33,890	(74,011)
GBP	810	09/19/48	1.750%(S)	6 Month GBP LIBOR(1)(S)	(42,507)	(67,019)	(24,512)
GBP	200	09/19/48	1.750%(S)	6 Month GBP LIBOR(1)(S)	(10,495)	(16,548)	(6,053)
GBP	490	03/21/68	1.500%(S)	6 Month GBP LIBOR(1)(S)	(35,782)	(41,925)	(6,143)
JPY	710,000	12/20/19	0.250%(S)	6 Month JPY LIBOR(2)(S)	61,421	28,459	(32,962)
JPY	3,510,000	09/18/20	0.500%(S)	6 Month JPY LIBOR(2)(S)	703,771	370,966	(332,805)
JPY	2,690,000	09/20/22	0.300%(S)	6 Month JPY LIBOR(1)(S)	(237,317)	(230,308)	7,009
JPY	839,000	06/20/24	0.127%(S)	6 Month JPY LIBOR(1)(S)	102	7,695	7,593
JPY	70,000	03/18/26	0.300%(S)	6 Month JPY LIBOR(1)(S)	(2,931)	(5,045)	(2,114)
JPY	3,940,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(81,323)	(91,916)	(10,593)
JPY	440,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(7,968)	(10,261)	(2,293)
JPY	110,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(6,947)	(3,393)	3,554
JPY	40,000	01/18/28	0.354%(S)	6 Month JPY LIBOR(1)(S)	413	(2,667)	(3,080)
JPY	60,000	02/08/28	0.351%(S)	6 Month JPY LIBOR(1)(S)	—	(3,656)	(3,656)
JPY	120,000	02/13/28	0.301%(S)	6 Month JPY LIBOR(1)(S)	7,543	(1,614)	(9,157)
JPY	140,000	02/16/28	0.354%(S)	6 Month JPY LIBOR(1)(S)	151	(8,716)	(8,867)
JPY	1,310,000	03/20/28	0.300%(S)	6 Month JPY LIBOR(1)(S)	56,397	(6,677)	(63,074)
JPY	80,000	06/18/28	0.380%(S)	6 Month JPY LIBOR(1)(S)	1,307	(5,069)	(6,376)
JPY	70,000	06/18/28	0.399%(S)	6 Month JPY LIBOR(1)(S)	(67)	(5,682)	(5,615)
JPY	230,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(12,542)	(17,492)	(4,950)
JPY	4,470,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(2)(S)	8,313,390	6,423,285	(1,890,105)
JPY	440,000	06/17/35	1.250%(S)	6 Month JPY LIBOR(2)(S)	670,659	475,588	(195,071)
JPY	900	12/21/45	1.500%(S)	6 Month JPY LIBOR(1)(S)	(2,167)	(1,522)	645
JPY	120,000	09/20/46	0.500%(S)	6 Month JPY LIBOR(1)(S)	125,036	103,551	(21,485)
JPY	229,200	04/19/47	0.785%(S)	6 Month JPY LIBOR(1)(S)	(1,905)	28,817	30,722
JPY	520,000	03/21/48	1.000%(S)	6 Month JPY LIBOR(1)(S)	(116,371)	(194,286)	(77,915)

A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	50,947	10/21/19	7.315%(M)	28 Day Mexican Interbank Rate(2)(M)	$5	$(16,277)	$(16,282)
MXN	48,988	10/21/19	7.315%(M)	28 Day Mexican Interbank Rate(2)(M)	5	(15,651)	(15,656)
MXN	48,814	10/21/19	7.320%(M)	28 Day Mexican Interbank Rate(2)(M)	5	(15,386)	(15,391)
MXN	51,429	12/05/19	7.625%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(1,005)	(1,005)
MXN	48,771	12/05/19	7.635%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(519)	(519)
MXN	41,352	12/05/19	7.625%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(809)	(809)
MXN	80,216	12/19/19	8.040%(M)	28 Day Mexican Interbank Rate(2)(M)	(50)	32,314	32,364
MXN	65,304	12/19/19	8.035%(M)	28 Day Mexican Interbank Rate(2)(M)	(40)	25,299	25,339
MXN	67,381	12/20/19	8.075%(M)	28 Day Mexican Interbank Rate(2)(M)	—	28,279	28,279
MXN	67,381	12/20/19	8.060%(M)	28 Day Mexican Interbank Rate(2)(M)	—	27,340	27,340
MXN	67,382	12/26/19	8.090%(M)	28 Day Mexican Interbank Rate(2)(M)	(44)	29,125	29,169
MXN	67,381	12/26/19	8.100%(M)	28 Day Mexican Interbank Rate(2)(M)	(42)	26,017	26,059
MXN	67,381	12/26/19	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	(45)	29,749	29,794
MXN	21,087	12/27/19	8.060%(M)	28 Day Mexican Interbank Rate(2)(M)	(52)	8,449	8,501
MXN	8,085	02/24/20	7.766%(M)	28 Day Mexican Interbank Rate(2)(M)	—	665	665
MXN	31,900	04/13/20	7.190%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(12,867)	(12,867)
MXN	144,300	04/14/20	7.108%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(73,457)	(73,457)
MXN	85,500	04/15/20	7.075%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(46,096)	(46,096)
MXN	58,800	04/15/20	7.085%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(31,065)	(31,065)

A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	113,400	05/28/20	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	$—	$(13,949)	$(13,949)
MXN	55,100	05/29/20	7.400%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(9,217)	(9,217)
MXN	111,800	06/01/20	7.340%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(27,209)	(27,209)
MXN	40,900	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(162,413)	(153,026)	9,387
MXN	14,900	06/05/24	7.200%(M)	28 Day Mexican Interbank Rate(2)(M)	158	(10,303)	(10,461)
MXN	2,600	02/25/27	7.733%(M)	28 Day Mexican Interbank Rate(2)(M)	3,828	1,086	(2,742)
MXN	3,600	06/11/27	7.200%(M)	28 Day Mexican Interbank Rate(2)(M)	1,883	(5,805)	(7,688)
MXN	50,976	12/09/27	7.940%(M)	28 Day Mexican Interbank Rate(1)(M)	55	(73,266)	(73,321)
MXN	18,354	12/09/27	7.945%(M)	28 Day Mexican Interbank Rate(1)(M)	9	(21,786)	(21,795)
MXN	5,665	12/09/27	7.940%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(6,612)	(6,612)
MXN	21,126	12/10/27	8.015%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(30,780)	(30,780)
MXN	21,126	12/10/27	8.000%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(29,509)	(29,509)
MXN	21,127	12/15/27	8.120%(M)	28 Day Mexican Interbank Rate(1)(M)	15	(39,380)	(39,395)
MXN	21,127	12/16/27	8.140%(M)	28 Day Mexican Interbank Rate(1)(M)	15	(40,754)	(40,769)
MXN	21,126	12/16/27	8.155%(M)	28 Day Mexican Interbank Rate(1)(M)	16	(42,241)	(42,257)
MXN	22,407	12/17/27	8.105%(M)	28 Day Mexican Interbank Rate(1)(M)	61	(40,275)	(40,336)
MXN	4,358	02/14/28	7.920%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(4,159)	(4,159)
MXN	230	06/18/37	7.480%(M)	28 Day Mexican Interbank Rate(2)(M)	31	(556)	(587)
NZD	42,200	02/14/20	2.500%(S)	3 Month BBR(2)(Q)	46,426	53,950	7,524
NZD	700	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	2,137	(8,620)	(10,757)
	1,200	06/15/18	1.250%(S)	3 Month LIBOR(2)(Q)	5,605	1,060	(4,545)
	36,300	09/19/18	1.724%(A)	1 Day USOIS(1)(A)	—	12,369	12,369

A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
148,500	04/01/19	1.750%(S)	3 Month LIBOR(2)(Q)	$(121,428)	$(534,724)	$(413,296)
25,500	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	(144,452)	224,947	369,399
5,400	03/02/20	— (3)	— (3)	—	(287)	(287)
148,500	04/01/20	2.000%(S)	3 Month LIBOR(1)(Q)	83,425	575,878	492,453
50,900	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	923,432	875,978	(47,454)
18,200	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	356,268	313,218	(43,050)
19,140	06/01/21	1.340%(S)	3 Month LIBOR(2)(Q)	—	(717,170)	(717,170)
11,400	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	9,209	293,962	284,753
3,400	06/12/22	— (4)	— (4)	—	5,628	5,628
2,500	06/12/22	— (5)	— (5)	—	4,767	4,767
25,500	06/17/22	2.500%(S)	3 Month LIBOR(1)(Q)	(1,629,000)	19,426	1,648,426
13,000	06/19/22	— (6)	— (6)	(975)	21,714	22,689
400	12/16/22	2.250%(S)	3 Month LIBOR(2)(Q)	2,777	(5,960)	(8,737)
10,600	12/20/22	2.250%(S)	3 Month LIBOR(2)(Q)	13,351	(159,995)	(173,346)
9,969	05/15/23	— (7)	— (7)	4,930	1,094	(3,836)
9,900	06/20/23	2.000%(S)	3 Month LIBOR(2)(Q)	(382,463)	(345,178)	37,285
9,300	06/20/23	2.000%(S)	3 Month LIBOR(1)(Q)	356,962	315,302	(41,660)
1,000	10/25/23	2.678%(S)	3 Month LIBOR(2)(Q)	—	(4,857)	(4,857)
1,000	11/19/23	2.670%(S)	3 Month LIBOR(2)(Q)	—	(5,477)	(5,477)
1,000	12/12/23	2.681%(S)	3 Month LIBOR(2)(Q)	—	(5,190)	(5,190)
700	12/19/23	2.500%(S)	3 Month LIBOR(2)(Q)	(5,628)	(9,528)	(3,900)
1,150	03/16/26	2.400%(S)	3 Month LIBOR(1)(Q)	(12,524)	22,860	35,384
1,800	04/21/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	43,714	43,714
2,400	04/27/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	58,302	58,302
15,120	05/23/26	1.738%(S)	3 Month LIBOR(1)(Q)	—	1,095,003	1,095,003
1,144	05/27/26	1.735%(S)	3 Month LIBOR(1)(Q)	—	83,113	83,113
9,200	07/27/26	2.000%(S)	3 Month LIBOR(1)(Q)	186,330	344,235	157,905
1,050	07/27/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	46,106	46,106
1,500	12/07/26	2.400%(S)	3 Month LIBOR(1)(Q)	17,003	30,569	13,566
1,860	12/21/26	1.750%(S)	3 Month LIBOR(1)(Q)	(45,591)	139,338	184,929
1,600	12/20/27	2.500%(S)	3 Month LIBOR(1)(Q)	(44,171)	27,454	71,625
1,000	12/20/27	2.500%(S)	3 Month LIBOR(1)(Q)	(10,514)	20,361	30,875

A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	6,590	04/17/28	3.100%(S)	3 Month LIBOR(1)(Q)	$(43,433)	$(66,086)	$(22,653)
	4,400	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	242,795	210,094	(32,701)
	1,900	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	108,571	90,722	(17,849)
	1,300	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	83,460	66,527	(16,933)
	11,100	07/01/41	2.098%(S)	3 Month LIBOR(1)(Q)	198,174	262,483	64,309
	6,997	11/15/41	1.737%(S)	3 Month LIBOR(1)(Q)	(3,082)	1,405,374	1,408,456
	4,256	02/15/42	1.930%(S)	3 Month LIBOR(1)(Q)	(1,358)	731,477	732,835
	3,720	11/15/43	2.734%(S)	3 Month LIBOR(1)(Q)	—	73,981	73,981
	3,588	11/15/43	2.630%(S)	3 Month LIBOR(1)(Q)	3,899	143,097	139,198
	2,806	11/15/43	2.474%(S)	3 Month LIBOR(1)(Q)	82,617	196,231	113,614
	4,840	11/04/45	2.591%(S)	3 Month LIBOR(1)(Q)	—	236,791	236,791
	1,190	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	2,210	90,061	87,851
	11,400	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	(382,445)	202,800	585,245
	2,820	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	116,964	50,317	(66,647)
	547	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	2,820	(16,315)	(19,135)
	200	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	—	(5,351)	(5,351)
	200	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	—	(2,230)	(2,230)
	3,680	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	406,602	288,204	(118,398)
	1,000	06/20/48	2.500%(Q)	3 Month LIBOR(2)(S)	(78,388)	(69,397)	8,991
	100	10/25/48	2.969%(S)	3 Month LIBOR(1)(Q)	—	(1,862)	(1,862)
ZAR	80,800	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	15,935	19,880	3,945
ZAR	120,859	02/22/28	7.660%(Q)	3 Month JIBAR(2)(Q)	(608)	37,593	38,201

					$9,633,651	$13,213,227	$3,579,576

						Upfront
	Notional					Premiums	Unrealized
	Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
	(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements:
BRL	43,000	01/02/19	9.925%(T)	1 Day BROIS(2)(T)	$ 487,140	$ —	$ 487,140	Goldman Sachs & Co.
BRL	32,940	01/04/21	12.487%(T)	1 Day BROIS(2)(T)	1,009,606	—	1,009,606	Bank of America
ILS	4,050	02/16/20	0.290%(A)	3 Month TELBOR(1)(Q)	(1,443)	30	(1,473)	Goldman Sachs & Co.
ILS	2,480	03/21/20	0.270%(A)	3 Month TELBOR(1)(Q)	(311)	—	(311)	Goldman Sachs & Co.
ILS	2,130	06/20/20	0.374%(A)	3 Month TELBOR(1)(Q)	(802)	—	(802)	Barclays Capital Group

A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

						Upfront
	Notional					Premiums	Unrealized
	Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
	(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements (cont’d.):
ILS	2,050	06/20/20	0.420%(A)	3 Month TELBOR(1)(Q)	$ (1,309)	$ —	$ (1,309)	JPMorgan Chase
ILS	1,660	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(587)	126	(713)	Goldman Sachs & Co.
ILS	1,320	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(467)	—	(467)	Hong Kong & Shanghai Bank
ILS	850	02/16/28	1.971%(A)	3 Month TELBOR(2)(Q)	6,683	(62)	6,745	Goldman Sachs & Co.
ILS	520	03/21/28	1.883%(A)	3 Month TELBOR(2)(Q)	2,440	—	2,440	Goldman Sachs & Co.
ILS	460	06/20/28	1.950%(A)	3 Month TELBOR(2)(Q)	1,936	—	1,936	Barclays Capital Group
ILS	440	06/20/28	2.078%(A)	3 Month TELBOR(2)(Q)	3,350	—	3,350	JPMorgan Chase
ILS	360	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	1,970	—	1,970	Goldman Sachs & Co.
ILS	280	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	1,532	18	1,514	Hong Kong & Shanghai Bank
KRW	3,799,700	07/10/27	2.020%(Q)	3 Month KWCDC(1)(Q)	81,904	—	81,904	BNP Paribas

					$1,591,642	$ 112	$ 1,591,530

Cash and foreign currency of $1,941,399, $3,477,437 and $2,395,534 have been segregated with Citigroup Global Markets, Goldman Sachs & Co. and Morgan Stanley, respectively, and securities with a combined market value of $3,206,334 have been segregated with Citigroup Global Markets to cover requirement for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 1 Month LIBOR plus 11.7 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4) The Portfolio pays the floating rate of 1 Month LIBOR plus 8.38 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5) The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6) The Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(7) The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 35.525 bps quarterly.

Total return swap agreements outstanding at March 31, 2018:

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements:
Bank of America		(26,445)	Pay fixed payment on the Bloomberg Commodity Total Return Index upon termination and receive monthly variable payments based on the 3 Month U.S. Treasury Bill Rate +11bps	$887,067	$1,668	$885,399
Bank of America	CAD	(25,607)	Pay or receive amounts based on market value fluctuation of 10 Year Canadian Bond Futures upon termination	(399,029)	—	(399,029)
Barclays Capital Group		(383)	Pay quarterly fixed payments on the Barclay Capital Group Elevators Index and receive quarterly variable payments based on 3 Month LIBOR -25bps	12,268	—	12,268

A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
BNP Paribas		(84)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	$(1,387)	$—	$(1,387)
BNP Paribas		(92)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	5,133	—	5,133
BNP Paribas		(212)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	6,439	—	6,439
BNP Paribas		(306)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	12,786	—	12,786
BNP Paribas		(878)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	36,800	—	36,800
BNP Paribas		(795)	Pay quarterly fixed payments on the Morgan Stanley Copper Basket Index and receive quarterly variable payments based on 3 Month LIBOR -10bps	55,906	—	55,906
Goldman Sachs & Co.	CAD	1,096	Pay or receive amounts based on market value fluctuation of MSCI Canada Net Return CAD Index upon termination	(10,134)	—	(10,134)
Goldman Sachs & Co.	HKD	106,371	Pay or receive amounts based on market value fluctuation of MSCI Hong Kong Net Return HKD Index upon termination	(365,209)	—	(365,209)
Goldman Sachs & Co.	EUR	(789)	Pay or receive amounts based on market value fluctuation of MSCI Italy Net Return EUR Index upon termination	11,697	—	11,697
Goldman Sachs & Co.	JPY	217,558	Pay or receive amounts based on market value fluctuation of MSCI Japan Net Return JPY Index upon termination	(634)	—	(634)
Goldman Sachs & Co.	EUR	(96)	Pay or receive amounts based on market value fluctuation of MSCI Spain Net Return EUR Index upon termination	1,260	—	1,260
Goldman Sachs & Co.	SEK	(76,756)	Pay or receive amounts based on market value fluctuation of MSCI Sweden Net Return SEK Index upon termination	189,983	—	189,983
Goldman Sachs & Co.	CHF	(7,733)	Pay or receive amounts based on market value fluctuation of MSCI Switzerland Net Return CHF Index upon termination	118,794	—	118,794

A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of A.O. Smith Corp.	$1,551	$—	$1,551
Goldman Sachs & Co.	GBP	(35)	Pay or receive monthly amounts based on market value fluctuation of AA PLC	215	—	215
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of AbbVie, Inc.	(194,465)	—	(194,465)
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Acadia Healthcare Co., Inc.	13,870	—	13,870
Goldman Sachs & Co.	EUR	(15)	Pay or receive monthly amounts based on market value fluctuation of Accor SA	43,715	—	43,715
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of ACI Worldwide, Inc.	1,454	—	1,454
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Acuity Brands, Inc.	22,954	—	22,954
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Acxiom Corp	6,457	—	6,457
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Adient PLC	14	—	14
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Advance Auto Parts, Inc.	(15,035)	—	(15,035)
Goldman Sachs & Co.		(106)	Pay or receive monthly amounts based on market value fluctuation of Advanced Micro Devices, Inc.	146,517	—	146,517
Goldman Sachs & Co.	EUR	—(r)	Pay or receive monthly amounts based on market value fluctuation of Aeroports de Paris	1,556	—	1,556
Goldman Sachs & Co.		(30)	Pay or receive monthly amounts based on market value fluctuation of AES Corp.	(18,120)	—	(18,120)
Goldman Sachs & Co.		39	Pay or receive monthly amounts based on market value fluctuation of Aflac, Inc.	(36,602)	—	(36,602)
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Agios Pharmaceuticals, Inc.	(262)	—	(262)
Goldman Sachs & Co.	HKD	(21)	Pay or receive monthly amounts based on market value fluctuation of AIA Group Ltd.	4,322	—	4,322
Goldman Sachs & Co.	EUR	24	Pay or receive monthly amounts based on market value fluctuation of Air France-KLM	(14,451)	—	(14,451)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Air Lease Corp.	(5,475)	—	(5,475)
Goldman Sachs & Co.	EUR	(9)	Pay or receive monthly amounts based on market value fluctuation of Airbus SE	7,339	—	7,339

A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Akamai Technologies, Inc.	$(11,035)	$—	$(11,035)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Albemarle Corp.	9,562	—	9,562
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Alcatel-Lucent	(19,566)	—	(19,566)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Alcoa Corp.	(1,921)	—	(1,921)
Goldman Sachs & Co.		(13)	Pay or receive monthly amounts based on market value fluctuation of Alkermes PLC	33,277	—	33,277
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of Allegheny Technologies, Inc.	50,726	—	50,726
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Allergan PLC	(5,094)	—	(5,094)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Alliance Data Systems Corp.	8,019	—	8,019
Goldman Sachs & Co.		(24)	Pay or receive monthly amounts based on market value fluctuation of Allscripts Healthcare Solutions, Inc.	12,820	—	12,820
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Allstate Corp. (The)	(21,099)	—	(21,099)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Alnylam Pharmaceuticals, Inc.	85,401	—	85,401
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Alphabet, Inc.	(10,384)	—	(10,384)
Goldman Sachs & Co.	AUD	(72)	Pay or receive monthly amounts based on market value fluctuation of Alumina Ltd.	2,767	—	2,767
Goldman Sachs & Co.	EUR	7	Pay or receive monthly amounts based on market value fluctuation of Amadeus IT Group SA	(11,969)	—	(11,969)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Amazon.com, Inc.	(77,292)	—	(77,292)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Amdocs Ltd.	(30,582)	—	(30,582)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of AMERCO	892	—	892
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Ameren Corp.	699	—	699
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of American Airlines Group, Inc.	30,685	—	30,685

A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of American Eagle Outfitters, Inc.	$(538)	$—	$(538)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of American Financial Group, Inc.	(3,918)	—	(3,918)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of American International Group, Inc.	90	—	90
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Ameriprise Financial, Inc.	(50,577)	—	(50,577)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of AmerisourceBergen Corp.	2,281	—	2,281
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Amgen, Inc.	(62,353)	—	(62,353)
Goldman Sachs & Co.		(13)	Pay or receive monthly amounts based on market value fluctuation of Anadarko Petroleum Corp.	(45,453)	—	(45,453)
Goldman Sachs & Co.	GBP	1	Pay or receive monthly amounts based on market value fluctuation of Anglo American PLC	(345)	—	(345)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of ANSYS, Inc.	(1,976)	—	(1,976)
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Anthem, Inc.	(64,438)	—	(64,438)
Goldman Sachs & Co.	GBP	(2)	Pay or receive monthly amounts based on market value fluctuation of Antofagasta PLC	696	—	696
Goldman Sachs & Co.	AUD	(8)	Pay or receive monthly amounts based on market value fluctuation of APA Group	511	—	511
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Applied Materials, Inc.	(8,159)	—	(8,159)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of AptarGroup, Inc.	20	—	20
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Aqua America, Inc.	(186)	—	(186)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Archer-Daniels-Midland Co.	987	—	987
Goldman Sachs & Co.		(23)	Pay or receive monthly amounts based on market value fluctuation of Arconic Inc	22,342	—	22,342
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Arkema SA	(2,667)	—	(2,667)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Arrow Electronics, Inc.	(23,804)	—	(23,804)

A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Artisan Partners Asset Management, Inc.	$18	$—	$18
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Ashland Global Holdings, Inc.	4,398	—	4,398
Goldman Sachs & Co.	GBP	3	Pay or receive monthly amounts based on market value fluctuation of Ashmore Group PLC	(318)	—	(318)
Goldman Sachs & Co.	GBP	—(r)	Pay or receive monthly amounts based on market value fluctuation of Ashtead Group PLC	(208)	—	(208)
Goldman Sachs & Co.	HKD	(2)	Pay or receive monthly amounts based on market value fluctuation of ASM Pacific Technology Ltd.	2,898	—	2,898
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Aspen Insurance Holdings Ltd.	(1,809)	—	(1,809)
Goldman Sachs & Co.		23	Pay or receive monthly amounts based on market value fluctuation of Assured Guaranty Ltd.	22,729	—	22,729
Goldman Sachs & Co.	GBP	(3)	Pay or receive monthly amounts based on market value fluctuation of AstraZeneca PLC	(2,259)	—	(2,259)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of AT&T, Inc.	(2,689)	—	(2,689)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of athenahealth, Inc.	756	—	756
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Athene Holding Ltd.	(2,022)	—	(2,022)
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Atlassian Corp. PLC	32,973	—	32,973
Goldman Sachs & Co.	EUR	3	Pay or receive monthly amounts based on market value fluctuation of Atos SE	(2,196)	—	(2,196)
Goldman Sachs & Co.	EUR	(2)	Pay or receive monthly amounts based on market value fluctuation of Atresmedia Corp. de Medios de Comunicacion SA	(149)	—	(149)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Autodesk, Inc.	45,929	—	45,929
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Avis Budget Group, Inc.	13,168	—	13,168
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Avnet, Inc.	(13,030)	—	(13,030)
Goldman Sachs & Co.		(69)	Pay or receive monthly amounts based on market value fluctuation of Avon Products, Inc.	4,170	—	4,170

A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(26)	Pay or receive monthly amounts based on market value fluctuation of Axalta Coating Systems Ltd.	$9,212	$—	$9,212
Goldman Sachs & Co.		(29)	Pay or receive monthly amounts based on market value fluctuation of Ball Corp.	15,162	—	15,162
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Bank of New York Mellon Corp. (The)	(25,450)	—	(25,450)
Goldman Sachs & Co.	EUR	(93)	Pay or receive monthly amounts based on market value fluctuation of Bankia SA	19,528	—	19,528
Goldman Sachs & Co.	EUR	9	Pay or receive monthly amounts based on market value fluctuation of Bankinter SA	(3,683)	—	(3,683)
Goldman Sachs & Co.	GBP	88	Pay or receive monthly amounts based on market value fluctuation of Barratt Developments PLC	3,953	—	3,953
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Baxter International, Inc.	(11,148)	—	(11,148)
Goldman Sachs & Co.	GBP	31	Pay or receive monthly amounts based on market value fluctuation of BBA Aviation PLC	(2,314)	—	(2,314)
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of Beazley PLC	917	—	917
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Belden, Inc.	8,798	—	8,798
Goldman Sachs & Co.	GBP	12	Pay or receive monthly amounts based on market value fluctuation of Bellway PLC	(173)	—	(173)
Goldman Sachs & Co.	GBP	16	Pay or receive monthly amounts based on market value fluctuation of Berkeley Group Holdings PLC	4,010	—	4,010
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Berry Plastics Group, Inc.	1,337	—	1,337
Goldman Sachs & Co.		22	Pay or receive monthly amounts based on market value fluctuation of Best Buy Co., Inc.	31,661	—	31,661
Goldman Sachs & Co.	GBP	8	Pay or receive monthly amounts based on market value fluctuation of BHP Billiton PLC	1,696	—	1,696
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Big Lots, Inc.	(21,138)	—	(21,138)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Biogen, Inc.	(26,709)	—	(26,709)
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of BioMarin Pharmaceutical, Inc.	32,395	—	32,395
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of BioMerieux	1,860	—	1,860

A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Bio-Techne Corp.	$300	$—	$300
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Black Hills Corp.	(3,019)	—	(3,019)
Goldman Sachs & Co.		(19)	Pay or receive monthly amounts based on market value fluctuation of Blue Buffalo Pet Products, Inc.	1,559	—	1,559
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of BOK Financial Corp.	(281)	—	(281)
Goldman Sachs & Co.	EUR	—(r)	Pay or receive monthly amounts based on market value fluctuation of Bollore SA	(30)	—	(30)
Goldman Sachs & Co.	EUR	(21)	Pay or receive monthly amounts based on market value fluctuation of Bollore SA	2,728	—	2,728
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Boston Beer Co., Inc. (The)	8,837	—	8,837
Goldman Sachs & Co.	GBP	(90)	Pay or receive monthly amounts based on market value fluctuation of BP PLC	(24,572)	—	(24,572)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Brinker International, Inc.	(701)	—	(701)
Goldman Sachs & Co.	GBP	(17)	Pay or receive monthly amounts based on market value fluctuation of British American Tobacco PLC	(24,088)	—	(24,088)
Goldman Sachs & Co.		(34)	Pay or receive monthly amounts based on market value fluctuation of Brookdale Senior Living, Inc.	14,441	—	14,441
Goldman Sachs & Co.	GBP	100	Pay or receive monthly amounts based on market value fluctuation of BT Group PLC	2,513	—	2,513
Goldman Sachs & Co.	GBP	3	Pay or receive monthly amounts based on market value fluctuation of BTG PLC	—	—	—
Goldman Sachs & Co.	EUR	(2)	Pay or receive monthly amounts based on market value fluctuation of Bureau Veritas SA	1,746	—	1,746
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Burlington Stores, Inc.	5,540	—	5,540
Goldman Sachs & Co.		18	Pay or receive monthly amounts based on market value fluctuation of CA, Inc.	(25,996)	—	(25,996)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Cabot Corp.	(755)	—	(755)
Goldman Sachs & Co.		(21)	Pay or receive monthly amounts based on market value fluctuation of Cabot Oil & Gas Corp.	8,858	—	8,858
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Cadence Design Systems, Inc.	(10,840)	—	(10,840)

A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Capgemini SA	$(3,578)	$—	$(3,578)
Goldman Sachs & Co.	GBP	(75)	Pay or receive monthly amounts based on market value fluctuation of Capita PLC	15,453	—	15,453
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of CarMax, Inc.	828	—	828
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Carnival Corp.	(6,374)	—	(6,374)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Carpenter Technology Corp.	11,299	—	11,299
Goldman Sachs & Co.	EUR	(11)	Pay or receive monthly amounts based on market value fluctuation of Carrefour SA	1,395	—	1,395
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Carters, Inc.	(3,367)	—	(3,367)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Catalent, Inc.	(86)	—	(86)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of CDK Global, Inc.	(20,112)	—	(20,112)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of CDW Corp.	(3,068)	—	(3,068)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Celanese Corp.	(3,465)	—	(3,465)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Celgene Corp.	6,130	—	6,130
Goldman Sachs & Co.	EUR	(29)	Pay or receive monthly amounts based on market value fluctuation of Cellnex Telecom SA	2,823	—	2,823
Goldman Sachs & Co.	GBP	(10)	Pay or receive monthly amounts based on market value fluctuation of Centrica PLC	(902)	—	(902)
Goldman Sachs & Co.		(79)	Pay or receive monthly amounts based on market value fluctuation of CenturyLink, Inc.	19,850	—	19,850
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Cerner Corp.	(7,137)	—	(7,137)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of CF Industries Holdings, Inc.	(135)	—	(135)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Charles River Laboratories International, Inc.	(25,524)	—	(25,524)
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of Charles Schwab Corp. (The)	42,231	—	42,231

A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Charter Communications, Inc.	$44,433	$—	$44,433
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Cheesecake Factory, Inc. (The)	1,827	—	1,827
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Chemours Co. (The)	197	—	197
Goldman Sachs & Co.		(24)	Pay or receive monthly amounts based on market value fluctuation of Cheniere Energy, Inc.	(22,999)	—	(22,999)
Goldman Sachs & Co.		62	Pay or receive monthly amounts based on market value fluctuation of Chesapeake Energy Corp.	624	—	624
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of Chevron Corp.	(1,646)	—	(1,646)
Goldman Sachs & Co.	EUR	5	Pay or receive monthly amounts based on market value fluctuation of Cie Generale des Etablissements Michelin	(30,565)	—	(30,565)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Ciena Corp.	(1,506)	—	(1,506)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Cigna Corp.	1,604	—	1,604
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Cinemark Holdings, Inc.	(1,276)	—	(1,276)
Goldman Sachs & Co.		16	Pay or receive monthly amounts based on market value fluctuation of Cirrus Logic, Inc.	(32,179)	—	(32,179)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of CIT Group, Inc.	1,083	—	1,083
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Citizens Financial Group, Inc.	1,230	—	1,230
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Citrix Systems, Inc.	(244)	—	(244)
Goldman Sachs & Co.	HKD	6	Pay or receive monthly amounts based on market value fluctuation of CK Hutchison Holdings Ltd.	(4,369)	—	(4,369)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Clean Harbors, Inc.	5,915	—	5,915
Goldman Sachs & Co.	GBP	4	Pay or receive monthly amounts based on market value fluctuation of Close Brothers Group PLC	(1,339)	—	(1,339)
Goldman Sachs & Co.	HKD	5	Pay or receive monthly amounts based on market value fluctuation of CLP Holdings Ltd.	143	—	143
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of CNO Financial Group, Inc.	(2,210)	—	(2,210)

A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	5	Pay or receive monthly amounts based on market value fluctuation of CNP Assurances	$(1,131)	$—	$(1,131)
Goldman Sachs & Co.	GBP	(150)	Pay or receive monthly amounts based on market value fluctuation of Cobham PLC	6,849	—	6,849
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Coherent, Inc.	(4,714)	—	(4,714)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Colfax Corp.	179	—	179
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Comerica, Inc.	506	—	506
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Commerce Bancshares, Inc.	(11,655)	—	(11,655)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Commercial Metals Co.	11,879	—	11,879
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of CommVault Systems, Inc.	1,394	—	1,394
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Concho Resources, Inc.	(702)	—	(702)
Goldman Sachs & Co.		(27)	Pay or receive monthly amounts based on market value fluctuation of Conduent, Inc.	32,832	—	32,832
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of ConocoPhillips	(55,399)	—	(55,399)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of CONSOL Energy, Inc.	55	—	55
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of CONSOL Energy, Inc.	(1,037)	—	(1,037)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Consolidated Edison, Inc.	738	—	738
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Constellation Brands, Inc.	2,319	—	2,319
Goldman Sachs & Co.	GBP	(42)	Pay or receive monthly amounts based on market value fluctuation of ConvaTec Group PLC	(4,006)	—	(4,006)
Goldman Sachs & Co.		13	Pay or receive monthly amounts based on market value fluctuation of Convergys Corp.	(14,629)	—	(14,629)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Cooper Cos., Inc. (The)	(3,507)	—	(3,507)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Cooper Tire & Rubber Co.	(1,289)	—	(1,289)

A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Copa Holdings SA	$1,950	$—	$1,950
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Copart, Inc.	179	—	179
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of CoreLogic, Inc.	(2,405)	—	(2,405)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Corning, Inc.	(8,616)	—	(8,616)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Costco Wholesale Corp.	3,065	—	3,065
Goldman Sachs & Co.		(59)	Pay or receive monthly amounts based on market value fluctuation of Coty, Inc.	16,584	—	16,584
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Covanta Holding Corp.	1,058	—	1,058
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Cracker Barrel Old Country Store, Inc.	(1,365)	—	(1,365)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Crane Co.	(648)	—	(648)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Cree, Inc.	14,527	—	14,527
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Curtiss-Wright Corp.	(1,012)	—	(1,012)
Goldman Sachs & Co.		(36)	Pay or receive monthly amounts based on market value fluctuation of Cypress Semiconductor Corp.	36,456	—	36,456
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of D.R. Horton, Inc.	365	—	365
Goldman Sachs & Co.	GBP	10	Pay or receive monthly amounts based on market value fluctuation of Daily Mail & General Trust PLC	270	—	270
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Danaher Corp.	(1,296)	—	(1,296)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Darden Restaurants, Inc.	(12,467)	—	(12,467)
Goldman Sachs & Co.	EUR	—(r)	Pay or receive monthly amounts based on market value fluctuation of Dassault Systemes SE	(40)	—	(40)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of DaVita, Inc.	15,988	—	15,988
Goldman Sachs & Co.	GBP	—(r)	Pay or receive monthly amounts based on market value fluctuation of DCC PLC	(1,457)	—	(1,457)

A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Dean Foods Co.	$1,141	$—	$1,141
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Deckers Outdoor Corp.	(3,198)	—	(3,198)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Delphi Automotive PLC	6,278	—	6,278
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Deluxe Corp.	1,290	—	1,290
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Devon Energy Corp.	5,585	—	5,585
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of DeVry Education Group, Inc.	(9,693)	—	(9,693)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of DexCom, Inc.	(93,763)	—	(93,763)
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Diamond Offshore Drilling, Inc.	(1,307)	—	(1,307)
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Diebold Nixdorf, Inc.	4,080	—	4,080
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Dillard’s, Inc.	(706)	—	(706)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of DISH Network Corp.	9,799	—	9,799
Goldman Sachs & Co.	GBP	35	Pay or receive monthly amounts based on market value fluctuation of Dixons Carphone PLC	(791)	—	(791)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Dominion Resources, Inc.	10,698	—	10,698
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Domino’s Pizza, Inc.	(14,237)	—	(14,237)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Dover Corp.	3,261	—	3,261
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of DowDuPont, Inc.	3,588	—	3,588
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Dril-Quip, Inc.	(904)	—	(904)
Goldman Sachs & Co.	GBP	(2)	Pay or receive monthly amounts based on market value fluctuation of easyJet PLC	1,908	—	1,908
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Eaton Corp. PLC	(653)	—	(653)

A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		51	Pay or receive monthly amounts based on market value fluctuation of eBay, Inc.	$(93,778)	$—	$(93,778)
Goldman Sachs & Co.	EUR	(20)	Pay or receive monthly amounts based on market value fluctuation of Edenred	994	—	994
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Edgewell Personal Care Co.	1,513	—	1,513
Goldman Sachs & Co.	EUR	4	Pay or receive monthly amounts based on market value fluctuation of Elior Group	3,682	—	3,682
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of EMCOR Group, Inc.	(5,760)	—	(5,760)
Goldman Sachs & Co.	EUR	30	Pay or receive monthly amounts based on market value fluctuation of Endesa SA	18,398	—	18,398
Goldman Sachs & Co.		(35)	Pay or receive monthly amounts based on market value fluctuation of Endo International PLC	26,802	—	26,802
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of EnerSys	(1,123)	—	(1,123)
Goldman Sachs & Co.	EUR	11	Pay or receive monthly amounts based on market value fluctuation of Engie SA	1,479	—	1,479
Goldman Sachs & Co.		(18)	Pay or receive monthly amounts based on market value fluctuation of Ensco PLC	3,603	—	3,603
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Entergy Corp.	(866)	—	(866)
Goldman Sachs & Co.		(31)	Pay or receive monthly amounts based on market value fluctuation of Envision Healthcare Corp.	(12,305)	—	(12,305)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of EOG Resources, Inc.	(38,257)	—	(38,257)
Goldman Sachs & Co.	GBP	(8)	Pay or receive monthly amounts based on market value fluctuation of Essentra PLC	4,465	—	4,465
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Estee Lauder Cos., Inc. (The)	10,565	—	10,565
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Esterline Technologies Corp.	(2,070)	—	(2,070)
Goldman Sachs & Co.	EUR	—(r)	Pay or receive monthly amounts based on market value fluctuation of Eurofins Scientific SE	3,170	—	3,170
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Eutelsat Communication SA	(1,425)	—	(1,425)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Everest Re Group Ltd.	(30,280)	—	(30,280)

A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	(7)	Pay or receive monthly amounts based on market value fluctuation of Evraz PLC	$(2,386)	$—	$(2,386)
Goldman Sachs & Co.		12	Pay or receive monthly amounts based on market value fluctuation of Exelixis, Inc.	(19,483)	—	(19,483)
Goldman Sachs & Co.		20	Pay or receive monthly amounts based on market value fluctuation of Exelon Corp.	15,580	—	15,580
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Expedia, Inc.	(126)	—	(126)
Goldman Sachs & Co.	GBP	(12)	Pay or receive monthly amounts based on market value fluctuation of Experian PLC	10,448	—	10,448
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Express Scripts Holding Co.	(33,595)	—	(33,595)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Extraction Oil & Gas, Inc.	1,309	—	1,309
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of Exxon Mobil Corp.	(4,834)	—	(4,834)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of F5 Networks, Inc.	(282)	—	(282)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Facebook, Inc.	(141,210)	—	(141,210)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Fair Isaac Corp.	506	—	506
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of Fastenal Co.	45,996	—	45,996
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Federated Investors, Inc.	796	—	796
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of FedEx Corp.	(713)	—	(713)
Goldman Sachs & Co.	EUR	(6)	Pay or receive monthly amounts based on market value fluctuation of Ferrovial SA	(119)	—	(119)
Goldman Sachs & Co.		(32)	Pay or receive monthly amounts based on market value fluctuation of FireEye, Inc.	19,723	—	19,723
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of First American Financial Corp.	(10,728)	—	(10,728)
Goldman Sachs & Co.		(95)	Pay or receive monthly amounts based on market value fluctuation of First Data Corp.	47,410	—	47,410
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of First Republic Bank	7,043	—	7,043

A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of First Solar, Inc.	$(673)	$—	$(673)
Goldman Sachs & Co.		(66)	Pay or receive monthly amounts based on market value fluctuation of FirstEnergy Corp.	(14,610)	—	(14,610)
Goldman Sachs & Co.		18	Pay or receive monthly amounts based on market value fluctuation of Flex Ltd.	(28,113)	—	(28,113)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of FLIR Systems, Inc.	1,013	—	1,013
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Flowers Foods, Inc.	(577)	—	(577)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Flowserve Corp.	2,409	—	2,409
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of FMC Corp.	2,603	—	2,603
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of FNF Group	1,788	—	1,788
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Foot Locker, Inc.	2,137	—	2,137
Goldman Sachs & Co.	AUD	4	Pay or receive monthly amounts based on market value fluctuation of Fortescue Metals Group Ltd.	(1,261)	—	(1,261)
Goldman Sachs & Co.	AUD	(23)	Pay or receive monthly amounts based on market value fluctuation of Fortescue Qantas Airways Ltd.	2,659	—	2,659
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of FTI Consulting, Inc.	48	—	48
Goldman Sachs & Co.		15	Pay or receive monthly amounts based on market value fluctuation of GameStop Corp.	(32,753)	—	(32,753)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Gartner, Inc.	19,069	—	19,069
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of GATX Corp.	(3,399)	—	(3,399)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of General Dynamics Corp.	(891)	—	(891)
Goldman Sachs & Co.		(48)	Pay or receive monthly amounts based on market value fluctuation of General Electric Co.	28,094	—	28,094
Goldman Sachs & Co.		24	Pay or receive monthly amounts based on market value fluctuation of General Motors Co.	(16,401)	—	(16,401)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Genesee & Wyoming, Inc.	5,876	—	5,876

A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Genpact Ltd.	$(2,778)	$—	$(2,778)
Goldman Sachs & Co.		23	Pay or receive monthly amounts based on market value fluctuation of Gilead Sciences, Inc.	(40,751)	—	(40,751)
Goldman Sachs & Co.	GBP	(8)	Pay or receive monthly amounts based on market value fluctuation of Glencore PLC	1,792	—	1,792
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Globus Medical, Inc.	(4,285)	—	(4,285)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of GoDaddy, Inc.	1,440	—	1,440
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Goodyear Tire & Rubber Co. (The)	(3,832)	—	(3,832)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Graco, Inc.	296	—	296
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Graham Holdings Co.	2,247	—	2,247
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Granite Construction, Inc.	8,925	—	8,925
Goldman Sachs & Co.		(26)	Pay or receive monthly amounts based on market value fluctuation of Graphic Packaging Holding Co.	(1,590)	—	(1,590)
Goldman Sachs & Co.	GBP	21	Pay or receive monthly amounts based on market value fluctuation of Greene King PLC	(3,445)	—	(3,445)
Goldman Sachs & Co.	EUR	(1)	Pay or receive monthly amounts based on market value fluctuation of Grifols SA	(520)	—	(520)
Goldman Sachs & Co.		375	Pay or receive monthly amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	2,737	—	2,737
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Guidewire Software, Inc.	15,186	—	15,186
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Hain Celestial Group, Inc. (The)	4,827	—	4,827
Goldman Sachs & Co.	GBP	(14)	Pay or receive monthly amounts based on market value fluctuation of Halma PLC	(572)	—	(572)

A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Hanesbrands, Inc.	$(6,132)	$—	$(6,132)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Hanover Insurance Group, Inc. (The)	(3,285)	—	(3,285)
Goldman Sachs & Co.	GBP	(1)	Pay or receive monthly amounts based on market value fluctuation of Hargreaves Lansdown PLC	1,783	—	1,783
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Harley-Davidson, Inc.	977	—	977
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	1,625	—	1,625
Goldman Sachs & Co.	GBP	12	Pay or receive monthly amounts based on market value fluctuation of Hays PLC	(521)	—	(521)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of HCA Holdings, Inc.	(4,681)	—	(4,681)
Goldman Sachs & Co.	AUD	(54)	Pay or receive monthly amounts based on market value fluctuation of Healthscope Ltd.	1,234	—	1,234
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Helmerich & Payne, Inc.	496	—	496
Goldman Sachs & Co.	HKD	11	Pay or receive monthly amounts based on market value fluctuation of Henderson Land Development Co. Ltd.	(2,663)	—	(2,663)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Herman Miller, Inc.	(2,892)	—	(2,892)
Goldman Sachs & Co.		(38)	Pay or receive monthly amounts based on market value fluctuation of Hess Corp.	(137,993)	—	(137,993)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Hewlett Packard Enterprise Co.	(1,735)	—	(1,735)
Goldman Sachs & Co.	GBP	(1)	Pay or receive monthly amounts based on market value fluctuation of Hikma Pharmaceuticals PLC	(1,551)	—	(1,551)
Goldman Sachs & Co.	GBP	1	Pay or receive monthly amounts based on market value fluctuation of Hiscox Ltd.	25	—	25
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of HNI Corp.	(1,052)	—	(1,052)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of HollyFrontier Corp.	23,023	—	23,023
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Home BancShares, Inc.	(816)	—	(816)

A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Howard Hughes Corp.	$(240)	$—	$(240)
Goldman Sachs & Co.	GBP	33	Pay or receive monthly amounts based on market value fluctuation of Howden Joinery Group PLC	(6,170)	—	(6,170)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Humana, Inc.	(3,773)	—	(3,773)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Huntington Ingalls Industries, Inc.	21,000	—	21,000
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of IAC/InterActiveCorp	(14,722)	—	(14,722)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of IDEXX Laboratories, Inc.	6,435	—	6,435
Goldman Sachs & Co.	EUR	(2)	Pay or receive monthly amounts based on market value fluctuation of Iliad SA	17,597	—	17,597
Goldman Sachs & Co.	EUR	—(r)	Pay or receive monthly amounts based on market value fluctuation of Imerys SA	(915)	—	(915)
Goldman Sachs & Co.	GBP	(4)	Pay or receive monthly amounts based on market value fluctuation of IMI PLC	1,843	—	1,843
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of INC Research Holdings, Inc.	6,113	—	6,113
Goldman Sachs & Co.	GBP	8	Pay or receive monthly amounts based on market value fluctuation of Inchcape PLC	954	—	954
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Incyte Corp.	25,951	—	25,951
Goldman Sachs & Co.	GBP	44	Pay or receive monthly amounts based on market value fluctuation of Indivior PLC	3,183	—	3,183
Goldman Sachs & Co.	EUR	(8)	Pay or receive monthly amounts based on market value fluctuation of Industria de Diseno Textil SA	7,190	—	7,190
Goldman Sachs & Co.	EUR	(4)	Pay or receive monthly amounts based on market value fluctuation of Ingenico Group SA	4,213	—	4,213
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Ingredion, Inc.	(10,857)	—	(10,857)
Goldman Sachs & Co.	GBP	(19)	Pay or receive monthly amounts based on market value fluctuation of Inmarsat PLC	7,995	—	7,995
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Inovalon Holdings, Inc.	246	—	246
Goldman Sachs & Co.		36	Pay or receive monthly amounts based on market value fluctuation of Intel Corp.	44,675	—	44,675

A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	1	Pay or receive monthly amounts based on market value fluctuation of Intermediate Capital Group PLC	$(466)	$—	$(466)
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of International Business Machines Corp.	(32,951)	—	(32,951)
Goldman Sachs & Co.	GBP	(14)	Pay or receive monthly amounts based on market value fluctuation of International Consolidated Airlines Group SA	2,003	—	2,003
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of International Game Technology PLC	19,561	—	19,561
Goldman Sachs & Co.	GBP	(3)	Pay or receive monthly amounts based on market value fluctuation of Intertek Group PLC	11,771	—	11,771
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Intrexon Corp.	14,205	—	14,205
Goldman Sachs & Co.	GBP	22	Pay or receive monthly amounts based on market value fluctuation of Investec PLC	(5,846)	—	(5,846)
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Ionis Pharmaceuticals, Inc.	74,254	—	74,254
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of IPG Photonics Corp.	(13,591)	—	(13,591)
Goldman Sachs & Co.	GBP	(8)	Pay or receive monthly amounts based on market value fluctuation of IWG PLC	883	—	883
Goldman Sachs & Co.	GBP	23	Pay or receive monthly amounts based on market value fluctuation of J Sainsbury PLC	1,727	—	1,727
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of j2 Global, Inc.	(3,540)	—	(3,540)
Goldman Sachs & Co.		15	Pay or receive monthly amounts based on market value fluctuation of Jabil Circuit, Inc.	(34,580)	—	(34,580)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Jazz Pharmaceuticals PLC	(2,240)	—	(2,240)
Goldman Sachs & Co.	EUR	(4)	Pay or receive monthly amounts based on market value fluctuation of JCDecaux SA	2,965	—	2,965
Goldman Sachs & Co.	GBP	31	Pay or receive monthly amounts based on market value fluctuation of JD Sports Fashion PLC	(7,434)	—	(7,434)
Goldman Sachs & Co.		24	Pay or receive monthly amounts based on market value fluctuation of JetBlue Airways Corp.	(44,507)	—	(44,507)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of John Wiley & Sons, Inc.	(3,303)	—	(3,303)

A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	(27)	Pay or receive monthly amounts based on market value fluctuation of John Wood Group PLC	$37,947	$—	$37,947
Goldman Sachs & Co.		19	Pay or receive monthly amounts based on market value fluctuation of Juniper Networks, Inc.	(17,480)	—	(17,480)
Goldman Sachs & Co.	GBP	3	Pay or receive monthly amounts based on market value fluctuation of Jupiter Fund Management PLC	(579)	—	(579)
Goldman Sachs & Co.	GBP	(19)	Pay or receive monthly amounts based on market value fluctuation of Just Eat PLC	9,898	—	9,898
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of KBR, Inc.	7,582	—	7,582
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Kemper Corp.	(83)	—	(83)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Kennametal, Inc.	14,711	—	14,711
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Kinder Morgan, Inc.	3,266	—	3,266
Goldman Sachs & Co.	GBP	33	Pay or receive monthly amounts based on market value fluctuation of Kingfisher PLC	(20,876)	—	(20,876)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of KLA-Tencor Corp.	(851)	—	(851)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of KLX, Inc.	(60)	—	(60)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Knowles Corp	5,443	—	5,443
Goldman Sachs & Co.		14	Pay or receive monthly amounts based on market value fluctuation of Kohl’s Corp.	28,071	—	28,071
Goldman Sachs & Co.		(34)	Pay or receive monthly amounts based on market value fluctuation of Kosmos Energy Ltd.	(8,094)	—	(8,094)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Kraft Heinz Co. (The)	2,127	—	2,127
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Kroger Co. (The)	1,305	—	1,305
Goldman Sachs & Co.		(18)	Pay or receive monthly amounts based on market value fluctuation of L Brands, Inc.	30,780	—	30,780
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of L3 Technologies, Inc.	3,157	—	3,157
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Laboratory Corp. of America Holdings	(26,022)	—	(26,022)

A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	5	Pay or receive monthly amounts based on market value fluctuation of Lagardere SCA	$—	$—	$—
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Lam Research Corp.	(7,988)	—	(7,988)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Landstar System, Inc.	(557)	—	(557)
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Laredo Petroleum, Inc.	2,546	—	2,546
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Lear Corp.	(17,762)	—	(17,762)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Legg Mason, Inc.	(69)	—	(69)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Leggett & Platt, Inc.	1,943	—	1,943
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Lennox International, Inc.	1,266	—	1,266
Goldman Sachs & Co.	HKD	64	Pay or receive monthly amounts based on market value fluctuation of Li & Fung Ltd.	(3,507)	—	(3,507)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Liberty Broadband Corp.	2,096	—	2,096
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Liberty Global PLC	(1,594)	—	(1,594)
Goldman Sachs & Co.		28	Pay or receive monthly amounts based on market value fluctuation of Liberty Interactive Corp. QVC Group	(32,542)	—	(32,542)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Lincoln Electric Holdings, Inc.	1,675	—	1,675
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Lincoln National Corp.	(19,799)	—	(19,799)
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Lions Gate Entertainment Corp.	10,676	—	10,676
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Live Nation Entertainment, Inc.	1,746	—	1,746
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Lockheed Martin Corp.	951	—	951
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Loews Corp.	4,316	—	4,316
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of LogMeIn, Inc.	1,540	—	1,540

A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		18	Pay or receive monthly amounts based on market value fluctuation of LyondellBasell Industries NV	$(19,246)	$—	$(19,246)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Macquarie Infrastructure Corp.	4,889	—	4,889
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Madison Square Garden Co. (The)	(8,489)	—	(8,489)
Goldman Sachs & Co.	GBP	(83)	Pay or receive monthly amounts based on market value fluctuation of Man Group PLC	2,259	—	2,259
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Manhattan Associates, Inc.	(6,061)	—	(6,061)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of ManpowerGroup, Inc.	(15,415)	—	(15,415)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Marathon Petroleum Corp.	823	—	823
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Markel Corp.	(1,129)	—	(1,129)
Goldman Sachs & Co.	GBP	22	Pay or receive monthly amounts based on market value fluctuation of Marks & Spencer Group PLC	(757)	—	(757)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Martin Marietta Materials, Inc.	(5,933)	—	(5,933)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Match Group, Inc.	(5,998)	—	(5,998)
Goldman Sachs & Co.		(67)	Pay or receive monthly amounts based on market value fluctuation of Mattel, Inc.	4,684	—	4,684
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of MB Financial, Inc.	1,207	—	1,207
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of McCormick & Co., Inc.	771	—	771
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of McKesson Corp.	(53,973)	—	(53,973)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of MDU Resources Group, Inc.	(179)	—	(179)
Goldman Sachs & Co.	GBP	(2)	Pay or receive monthly amounts based on market value fluctuation of Mediclinic International PLC	(620)	—	(620)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Medidata Solutions, Inc.	4,226	—	4,226
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Merck & Co., Inc.	(495)	—	(495)

A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Mercury General Corp.	$2,403	$—	$2,403
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Meredith Corp.	82	—	82
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Michael Kors Holdings Ltd.	1,691	—	1,691
Goldman Sachs & Co.	GBP	8	Pay or receive monthly amounts based on market value fluctuation of Micro Focus International PLC	(2,589)	—	(2,589)
Goldman Sachs & Co.		38	Pay or receive monthly amounts based on market value fluctuation of Micron Technology, Inc.	(302,336)	—	(302,336)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Microsoft Corp.	(3,903)	—	(3,903)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Middleby Corp. (The)	3,234	—	3,234
Goldman Sachs & Co.	HKD	(6)	Pay or receive monthly amounts based on market value fluctuation of Minth Group Ltd.	5,543	—	5,543
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of MKS Instruments, Inc.	(935)	—	(935)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Molson Coors Brewing Co.	(3,552)	—	(3,552)
Goldman Sachs & Co.	GBP	29	Pay or receive monthly amounts based on market value fluctuation of Moneysupermarket.com Group PLC	(1,756)	—	(1,756)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Monster Beverage Corp.	4,518	—	4,518
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Mosaic Co. (The)	4,696	—	4,696
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of MSA Safety, Inc.	(132)	—	(132)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of MSCI, Inc.	(745)	—	(745)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Murphy USA, Inc.	(16,419)	—	(16,419)
Goldman Sachs & Co.		26	Pay or receive monthly amounts based on market value fluctuation of Mylan NV	9,452	—	9,452
Goldman Sachs & Co.		(48)	Pay or receive monthly amounts based on market value fluctuation of Nabors Industries Ltd.	(4,327)	—	(4,327)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Nasdaq, Inc.	9,802	—	9,802

A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of National Fuel Gas Co.	$(6,312)	$—	$(6,312)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of National Oilwell Varco, Inc.	(4,555)	—	(4,555)
Goldman Sachs & Co.	EUR	(7)	Pay or receive monthly amounts based on market value fluctuation of Natixis SA	1,790	—	1,790
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Navient Corp.	(542)	—	(542)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of NCR Corp.	1,731	—	1,731
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of NetApp, Inc.	1,943	—	1,943
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Netflix, Inc.	(18,946)	—	(18,946)
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Neurocrine Biosciences, Inc.	15,149	—	15,149
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of New Jersey Resources Corp.	(722)	—	(722)
Goldman Sachs & Co.	AUD	13	Pay or receive monthly amounts based on market value fluctuation of Newcrest Mining Ltd.	(1,834)	—	(1,834)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Newell Brands, Inc.	740	—	740
Goldman Sachs & Co.		(19)	Pay or receive monthly amounts based on market value fluctuation of Newmont Mining Corp.	(29,708)	—	(29,708)
Goldman Sachs & Co.	GBP	(2)	Pay or receive monthly amounts based on market value fluctuation of NEX Group PLC	(8,991)	—	(8,991)
Goldman Sachs & Co.	GBP	3	Pay or receive monthly amounts based on market value fluctuation of Next PLC	2,424	—	2,424
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of NiSource, Inc.	(976)	—	(976)
Goldman Sachs & Co.		(30)	Pay or receive monthly amounts based on market value fluctuation of Noble Energy, Inc.	(45,764)	—	(45,764)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Northrop Grumman Corp.	15,888	—	15,888
Goldman Sachs & Co.		(19)	Pay or receive monthly amounts based on market value fluctuation of NOW, Inc.	3,958	—	3,958
Goldman Sachs & Co.		(29)	Pay or receive monthly amounts based on market value fluctuation of NRG Energy, Inc.	(10,439)	—	(10,439)

A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Nu Skin Enterprises, Inc.	$3,115	$—	$3,115
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Nucor Corp.	41,747	—	41,747
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of NuVasive, Inc.	(3,916)	—	(3,916)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of NVR, Inc.	(8,540)	—	(8,540)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Occidental Petroleum Corp.	(2,108)	—	(2,108)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Oceaneering International, Inc.	(894)	—	(894)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of OGE Energy Corp.	(3,942)	—	(3,942)
Goldman Sachs & Co.	GBP	(8)	Pay or receive monthly amounts based on market value fluctuation of Old Mutual PLC	417	—	417
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Old Republic International Corp.	90	—	90
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of ON Semiconductor Corp.	(978)	—	(978)
Goldman Sachs & Co.		(23)	Pay or receive monthly amounts based on market value fluctuation of ONEOK, Inc.	(10,202)	—	(10,202)
Goldman Sachs & Co.		(44)	Pay or receive monthly amounts based on market value fluctuation of Opko Health, Inc.	15,796	—	15,796
Goldman Sachs & Co.		31	Pay or receive monthly amounts based on market value fluctuation of Oracle Corp.	(190,148)	—	(190,148)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Oshkosh Corp.	(1,712)	—	(1,712)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Owens & Minor, Inc.	247	—	247
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Owens Corning	5,005	—	5,005
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Packaging Corp. of America	618	—	618
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of PacWest Bancorp	3,784	—	3,784
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Palo Alto Networks, Inc.	39,955	—	39,955

A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(36)	Pay or receive monthly amounts based on market value fluctuation of Pandora Media, Inc.	$(6,127)	$—	$(6,127)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Parsley Energy, Inc.	(1,424)	—	(1,424)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Patterson Cos., Inc.	856	—	856
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Patterson-UTI Energy, Inc.	4,898	—	4,898
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of PBF Energy, Inc.	14,166	—	14,166
Goldman Sachs & Co.	GBP	(9)	Pay or receive monthly amounts based on market value fluctuation of Pennon Group PLC	(5,164)	—	(5,164)
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Perrigo Co. PLC	(7,919)	—	(7,919)
Goldman Sachs & Co.	GBP	3	Pay or receive monthly amounts based on market value fluctuation of Persimmon PLC	(95)	—	(95)
Goldman Sachs & Co.	GBP	(10)	Pay or receive monthly amounts based on market value fluctuation of Petrofac Ltd.	(2,884)	—	(2,884)
Goldman Sachs & Co.	EUR	20	Pay or receive monthly amounts based on market value fluctuation of Peugeot SA	18,279	—	18,279
Goldman Sachs & Co.		16	Pay or receive monthly amounts based on market value fluctuation of Pfizer, Inc.	(13,571)	—	(13,571)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Philip Morris International, Inc.	2,071	—	2,071
Goldman Sachs & Co.		12	Pay or receive monthly amounts based on market value fluctuation of Pilgrim’s Pride Corp.	(16,398)	—	(16,398)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Pitney Bowes, Inc.	6,682	—	6,682
Goldman Sachs & Co.		(36)	Pay or receive monthly amounts based on market value fluctuation of Platform Specialty Products Corp.	34,583	—	34,583
Goldman Sachs & Co.	GBP	21	Pay or receive monthly amounts based on market value fluctuation of Playtech PLC	(6,420)	—	(6,420)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of PNC Financial Services Group, Inc. (The)	(7,412)	—	(7,412)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of PNM Resources, Inc.	(5,375)	—	(5,375)

A121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Popular, Inc.	$(7,611)	$—	$(7,611)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Post Holdings, Inc.	(125)	—	(125)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Premier, Inc.	18,144	—	18,144
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Prestige Brands Holdings, Inc.	2,839	—	2,839
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Priceline Group, Inc. (The)	(37,639)	—	(37,639)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of ProAssurance Corp.	616	—	616
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Prosperity Bancshares, Inc.	758	—	758
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of PTC, Inc.	2,990	—	2,990
Goldman Sachs & Co.		15	Pay or receive monthly amounts based on market value fluctuation of PulteGroup, Inc.	5,683	—	5,683
Goldman Sachs & Co.	AUD	(2)	Pay or receive monthly amounts based on market value fluctuation of QBE Insurance Group Ltd.	158	—	158
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Qiagen N.V.	(6,413)	—	(6,413)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Qorvo, Inc.	(73,674)	—	(73,674)
Goldman Sachs & Co.		16	Pay or receive monthly amounts based on market value fluctuation of Quintiles IMS Holdings, Inc.	(105,535)	—	(105,535)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Range Resources Corp.	(324)	—	(324)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Raytheon Co.	32,286	—	32,286
Goldman Sachs & Co.	EUR	(8)	Pay or receive monthly amounts based on market value fluctuation of Red Electrica Corp. SA	(6,353)	—	(6,353)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Regal Beloit Corp.	(145)	—	(145)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	1,911	—	1,911

A122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Reinsurance Group of America, Inc.	$(51,740)	$—	$(51,740)
Goldman Sachs & Co.	EUR	6	Pay or receive monthly amounts based on market value fluctuation of Renault SA	28,554	—	28,554
Goldman Sachs & Co.	EUR	38	Pay or receive monthly amounts based on market value fluctuation of Repsol SA	28,909	—	28,909
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Robert Half International, Inc.	(623)	—	(623)
Goldman Sachs & Co.	GBP	(26)	Pay or receive monthly amounts based on market value fluctuation of Rolls-Royce Holdings PLC	7,485	—	7,485
Goldman Sachs & Co.	GBP	(7)	Pay or receive monthly amounts based on market value fluctuation of Rotork PLC	(403)	—	(403)
Goldman Sachs & Co.		14	Pay or receive monthly amounts based on market value fluctuation of Rowan Cos. PLC	(1,285)	—	(1,285)
Goldman Sachs & Co.	GBP	(54)	Pay or receive monthly amounts based on market value fluctuation of Royal Bank of Scotland Group PLC	(917)	—	(917)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Royal Caribbean Cruises Ltd.	(12,479)	—	(12,479)
Goldman Sachs & Co.	GBP	(24)	Pay or receive monthly amounts based on market value fluctuation of Royal Dutch Shell PLC	(19,482)	—	(19,482)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Royal Gold, Inc.	(8,325)	—	(8,325)
Goldman Sachs & Co.	GBP	57	Pay or receive monthly amounts based on market value fluctuation of Royal Mail PLC	13,303	—	13,303
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of RPC, Inc.	(13,399)	—	(13,399)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of RR Donnelley & Sons Co.	93	—	93
Goldman Sachs & Co.	GBP	(12)	Pay or receive monthly amounts based on market value fluctuation of RSA Insurance Group PLC	(921)	—	(921)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Ryder System, Inc.	(9,433)	—	(9,433)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Sabre Corp.	2,686	—	2,686
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Sally Beauty Holdings, Inc.	(515)	—	(515)

A123

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Sanderson Farms, Inc.	$(6,572)	$—	$(6,572)
Goldman Sachs & Co.	HKD	2	Pay or receive monthly amounts based on market value fluctuation of Sands China Ltd.	(887)	—	(887)
Goldman Sachs & Co.		(14)	Pay or receive monthly amounts based on market value fluctuation of Schlumberger Ltd.	(1,136)	—	(1,136)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Science Applications International Corp.	2,477	—	2,477
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Scientific Games International, Inc.	6,278	—	6,278
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Seagate Technology PLC	(11,750)	—	(11,750)
Goldman Sachs & Co.		(33)	Pay or receive monthly amounts based on market value fluctuation of Sealed Air Corp.	33,697	—	33,697
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Seattle Genetics, Inc.	24,553	—	24,553
Goldman Sachs & Co.	EUR	—(r)	Pay or receive monthly amounts based on market value fluctuation of SEB SA	(1,301)	—	(1,301)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of SEI Investments Co.	(407)	—	(407)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Sempra Energy	388	—	388
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Sensient Technologies Corp.	141	—	141
Goldman Sachs & Co.	GBP	(36)	Pay or receive monthly amounts based on market value fluctuation of Serco Group PLC	433	—	433
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Service Corp. International	(2,387)	—	(2,387)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of ServiceNow, Inc.	8,611	—	8,611
Goldman Sachs & Co.	EUR	(1)	Pay or receive monthly amounts based on market value fluctuation of SES SA	1,873	—	1,873
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Six Flags Entertainment Corp.	(2,021)	—	(2,021)
Goldman Sachs & Co.	HKD	16	Pay or receive monthly amounts based on market value fluctuation of SJM Holdings Ltd.	(1,040)	—	(1,040)

A124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Skechers U.S.A., Inc.	$(605)	$—	$(605)
Goldman Sachs & Co.		12	Pay or receive monthly amounts based on market value fluctuation of Skyworks Solutions, Inc.	(112,994)	—	(112,994)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of SM Energy Co.	3,345	—	3,345
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Snap-on, Inc.	(1,916)	—	(1,916)
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Sodexo SA	(26,701)	—	(26,701)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Sotheby’s	6,099	—	6,099
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Southern Co.(The)	(1,052)	—	(1,052)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Southwest Gas Holdings, Inc.	816	—	816
Goldman Sachs & Co.		45	Pay or receive monthly amounts based on market value fluctuation of Southwestern Energy Co.	—	—	—
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Spirit AeroSystems Holdings, Inc.	(21,248)	—	(21,248)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Spirit Airlines, Inc.	(2,651)	—	(2,651)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Splunk, Inc.	39,009	—	39,009
Goldman Sachs & Co.		(67)	Pay or receive monthly amounts based on market value fluctuation of Sprint Corp.	24,617	—	24,617
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of Sprouts Farmers Market, Inc.	10,008	—	10,008
Goldman Sachs & Co.		(21)	Pay or receive monthly amounts based on market value fluctuation of Square, Inc.	114,363	—	114,363
Goldman Sachs & Co.	GBP	(13)	Pay or receive monthly amounts based on market value fluctuation of Standard Chartered PLC	7,446	—	7,446
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of State Street Corp.	(22,930)	—	(22,930)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Steel Dynamics, Inc.	5,454	—	5,454
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Stericycle, Inc.	1,656	—	1,656

A125

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Sterling Bancorp	$1,921	$—	$1,921
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Stifel Financial Corp.	6,294	—	6,294
Goldman Sachs & Co.		(19)	Pay or receive monthly amounts based on market value fluctuation of Superior Energy Services, Inc.	21,236	—	21,236
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Synchrony Financial	3,375	—	3,375
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of SYNNEX Corp.	(7,171)	—	(7,171)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Synopsys, Inc.	(20,011)	—	(20,011)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of T. Rowe Price Group, Inc.	(7,126)	—	(7,126)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Tableau Software, Inc.	8,544	—	8,544
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Targa Resources Corp.	14,036	—	14,036
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Target Corp.	(6,881)	—	(6,881)
Goldman Sachs & Co.	GBP	14	Pay or receive monthly amounts based on market value fluctuation of Tate & Lyle PLC	1,146	—	1,146
Goldman Sachs & Co.	GBP	216	Pay or receive monthly amounts based on market value fluctuation of Taylor Wimpey PLC	(1,364)	—	(1,364)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of TE Connectivity Ltd.	(6,777)	—	(6,777)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Tech Data Corp.	(1,780)	—	(1,780)
Goldman Sachs & Co.	EUR	(36)	Pay or receive monthly amounts based on market value fluctuation of Technicolor SA	6,825	—	6,825
Goldman Sachs & Co.	HKD	(11)	Pay or receive monthly amounts based on market value fluctuation of Techtronic Industries Co. Ltd.	806	—	806
Goldman Sachs & Co.		18	Pay or receive monthly amounts based on market value fluctuation of TEGNA, Inc.	(16,589)	—	(16,589)
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Teleperformance	91	—	91
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Telephone & Data Systems, Inc.	272	—	272

A126

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(13)	Pay or receive monthly amounts based on market value fluctuation of Tempur Sealy International, Inc.	$18,014	$—	$18,014
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of Tenet Healthcare Corp.	14,587	—	14,587
Goldman Sachs & Co.	GBP	(301)	Pay or receive monthly amounts based on market value fluctuation of Tesco PLC	2,961	—	2,961
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Tesla, Inc.	354,918	—	354,918
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Texas Instruments, Inc.	(20,243)	—	(20,243)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Textron, Inc.	120	—	120
Goldman Sachs & Co.	EUR	4	Pay or receive monthly amounts based on market value fluctuation of Thales SA	9,398	—	9,398
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Thermo Fisher Scientific, Inc.	(4,976)	—	(4,976)
Goldman Sachs & Co.	GBP	(16)	Pay or receive monthly amounts based on market value fluctuation of Thomas Cook Group PLC	311	—	311
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of T-Mobile US, Inc.	17,817	—	17,817
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Torchmark Corp.	(4,999)	—	(4,999)
Goldman Sachs & Co.	EUR	9	Pay or receive monthly amounts based on market value fluctuation of TOTAL SA	(699)	—	(699)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of TransDigm Group, Inc.	(3,747)	—	(3,747)
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of Transocean Ltd.	(2,820)	—	(2,820)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Travelers Cos., Inc. (The)	(3,707)	—	(3,707)
Goldman Sachs & Co.	GBP	4	Pay or receive monthly amounts based on market value fluctuation of Travis Perkins PLC	(2,568)	—	(2,568)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of TreeHouse Foods, Inc.	6,430	—	6,430
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of TRI Pointe Group, Inc.	484	—	484
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Trimble, Inc.	7,955	—	7,955

A127

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Trustmark Corp.	$(718)	$—	$(718)
Goldman Sachs & Co.	GBP	5	Pay or receive monthly amounts based on market value fluctuation of TUI AG	(368)	—	(368)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Tupperware Brands Corp.	(130)	—	(130)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Tyler Technologies, Inc.	(186)	—	(186)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Tyson Foods, Inc.	(10,094)	—	(10,094)
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Ubisoft Entertainment SA	372	—	372
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of UGI Corp.	245	—	245
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Ulta Beauty, Inc.	23,680	—	23,680
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Ultimate Software Group, Inc. (The)	5,540	—	5,540
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of United Bankshares, Inc.	7,147	—	7,147
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of United Continental Holdings, Inc.	(4,996)	—	(4,996)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of United Natural Foods, Inc.	(447)	—	(447)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of United Rentals, Inc.	(63,806)	—	(63,806)
Goldman Sachs & Co.		(15)	Pay or receive monthly amounts based on market value fluctuation of United States Steel Corporation	56,862	—	56,862
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of United Therapeutics Corp.	20,407	—	20,407
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Univar, Inc.	9,092	—	9,092
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Universal Display Corp.	13,328	—	13,328
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Unum Group	(15,766)	—	(15,766)

A128

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Urban Outfitters, Inc.	$689	$—	$689
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Valero Energy Corp.	(566)	—	(566)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Valley National Bancorp	761	—	761
Goldman Sachs & Co.	HKD	(31)	Pay or receive monthly amounts based on market value fluctuation of Value Partners Group Ltd.	2,923	—	2,923
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Vectren Corp.	(154)	—	(154)
Goldman Sachs & Co.		(24)	Pay or receive monthly amounts based on market value fluctuation of VeriFone Systems, Inc.	44,705	—	44,705
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of VeriSign, Inc.	(3,294)	—	(3,294)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Versum Materials, Inc.	(1,533)	—	(1,533)
Goldman Sachs & Co.		12	Pay or receive monthly amounts based on market value fluctuation of Viacom, Inc.	(3,524)	—	(3,524)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of ViaSat Inc	34,894	—	34,894
Goldman Sachs & Co.		18	Pay or receive monthly amounts based on market value fluctuation of Vishay Intertechnology, Inc.	(12,004)	—	(12,004)
Goldman Sachs & Co.		25	Pay or receive monthly amounts based on market value fluctuation of Vistra Energy Corp.	22,296	—	22,296
Goldman Sachs & Co.	EUR	(19)	Pay or receive monthly amounts based on market value fluctuation of Vivendi SA	10,362	—	10,362
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of VMware, Inc.	(10,178)	—	(10,178)
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Vulcan Materials Co.	6,485	—	6,485
Goldman Sachs & Co.		14	Pay or receive monthly amounts based on market value fluctuation of Wal-Mart Stores, Inc.	20,860	—	20,860
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Walt Disney Co. (The)	(8,363)	—	(8,363)
Goldman Sachs & Co.		(179)	Pay or receive monthly amounts based on market value fluctuation of Weatherford International Ltd.	46,611	—	46,611
Goldman Sachs & Co.	GBP	(1)	Pay or receive monthly amounts based on market value fluctuation of Weir Group PLC (The)	(1,665)	—	(1,665)

A129

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of Welbilt, Inc.	$9,793	$—	$9,793
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of WellCare Health Plans, Inc.	2,054	—	2,054
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Wendy’s Co. (The)	(711)	—	(711)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Werner Enterprises, Inc.	(4,531)	—	(4,531)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Westar Energy, Inc.	(4,852)	—	(4,852)
Goldman Sachs & Co.		19	Pay or receive monthly amounts based on market value fluctuation of Western Digital Corp.	(207,967)	—	(207,967)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Westlake Chemical Corp.	(19,096)	—	(19,096)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of WestRock Co.	343	—	343
Goldman Sachs & Co.	HKD	23	Pay or receive monthly amounts based on market value fluctuation of WH Group Ltd.	(3,136)	—	(3,136)
Goldman Sachs & Co.	GBP	9	Pay or receive monthly amounts based on market value fluctuation of WH Smith PLC	(5,323)	—	(5,323)
Goldman Sachs & Co.	HKD	7	Pay or receive monthly amounts based on market value fluctuation of Wharf Holdings Ltd. (The)	(847)	—	(847)
Goldman Sachs & Co.	GBP	1	Pay or receive monthly amounts based on market value fluctuation of Whitbread PLC	(2,079)	—	(2,079)
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of White Mountains Insurance Group Ltd.	(481)	—	(481)
Goldman Sachs & Co.	GBP	62	Pay or receive monthly amounts based on market value fluctuation of William Hill PLC	(3,198)	—	(3,198)
Goldman Sachs & Co.		(23)	Pay or receive monthly amounts based on market value fluctuation of Williams Cos., Inc. (The)	30,738	—	30,738
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Williams-Sonoma, Inc.	(8,835)	—	(8,835)
Goldman Sachs & Co.		(20)	Pay or receive monthly amounts based on market value fluctuation of WisdomTree Investments Inc	8,494	—	8,494
Goldman Sachs & Co.	GBP	5	Pay or receive monthly amounts based on market value fluctuation of WM Morrison Supermarkets PLC	407	—	407

A130

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	(1)	Pay or receive monthly amounts based on market value fluctuation of Wolseley PLC	$(1,743)	$—	$(1,743)
Goldman Sachs & Co.	AUD	8	Pay or receive monthly amounts based on market value fluctuation of Woodside Petroleum Ltd.	1,447	—	1,447
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Woodward, Inc.	(10,683)	—	(10,683)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Workday, Inc.	44,137	—	44,137
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Worldpay Inc.	1,948	—	1,948
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Worthington Industries, Inc.	(515)	—	(515)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of WPX Energy, Inc.	(12,434)	—	(12,434)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of WR Grace & Co.	10,916	—	10,916
Goldman Sachs & Co.		—(r)	Pay or receive monthly amounts based on market value fluctuation of Wynn Resorts Ltd.	282	—	282
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Xerox Corp.	(7,023)	—	(7,023)
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of XPO Logistics, Inc.	11,765	—	11,765
Goldman Sachs & Co.	HKD	14	Pay or receive monthly amounts based on market value fluctuation of Yue Yuen Industrial Holdings Ltd.	(5,418)	—	(5,418)
Goldman Sachs & Co.		(32)	Pay or receive monthly amounts based on market value fluctuation of Zayo Group Holdings, Inc.	21,320	—	21,320
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Zebra Technologies Corp.	912	—	912
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Zillow Group, Inc.	28,592	—	28,592
Goldman Sachs & Co.		(920)	Pay quarterly fixed payments on the Goldman Sachs & Co. Material Custom Index and receive quarterly variable payments based on 3 Month LIBOR -10bps	14,080	—	14,080
Goldman Sachs & Co.		(126)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +13bps	(1,169)	—	(1,169)

A131

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

	Long (Short)			Upfront
	Notional			Premiums	Unrealized
	Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)	(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	(139)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +13bps	$9,053	$—	$9,053
Goldman Sachs & Co.	(318)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +13bps	9,199	—	9,199
Goldman Sachs & Co.	(442)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +13bps	30,270	—	30,270
Goldman Sachs & Co.	(1,361)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +13bps	93,360	—	93,360
JPMorgan Chase	(560)	Pay quarterly fixed payments on the JP Morgan Autos Index and receive quarterly variable payments based on 3 Month LIBOR -40bps	68,325	—	68,325
JPMorgan Chase	(1,134)	Pay quarterly fixed payments on the JP Morgan China Mid-Sized Banks Index and receive quarterly variable payments based on the 3 Month LIBOR +10bps	78,968	—	78,968
JPMorgan Chase	(1,458)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +33bps	57,755	—	57,755
JPMorgan Chase	(1,463)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +33bps	57,987	—	57,987
JPMorgan Chase	(375)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	15,846	—	15,846
JPMorgan Chase	(1,278)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	63,977	—	63,977

A132

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

	Long (Short)			Upfront
	Notional			Premiums	Unrealized
	Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)	(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
JPMorgan Chase	(520)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +50bps	$(4,639)	$—	$(4,639)
JPMorgan Chase	(2,178)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +50bps	86,625	—	86,625
JPMorgan Chase	1,378	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +42bps	(51,433)	—	(51,433)
JPMorgan Chase	1,375	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +42bps	(51,292)	—	(51,292)
JPMorgan Chase	1,321	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	(29,554)	—	(29,554)
JPMorgan Chase	638	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	(12,387)	—	(12,387)
JPMorgan Chase	390	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	8,905	—	8,905
JPMorgan Chase	1,998	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +65bps	(74,858)	—	(74,858)
JPMorgan Chase	1,309	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	(49,351)	—	(49,351)
JPMorgan Chase	(1,287)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	51,385	—	51,385
JPMorgan Chase	(1,342)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	53,677	—	53,677

A133

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

	Long (Short)			Upfront
	Notional			Premiums	Unrealized
	Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)	(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
JPMorgan Chase	(1,375)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +50bps	$54,975	$—	$54,975
JPMorgan Chase	1,285	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	(48,476)	—	(48,476)
JPMorgan Chase	1,682	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +65bps	(63,354)	—	(63,354)

			$200,536	$1,668	$198,868

(r)	Less than $500 par.

(1)	Bank of America total return swaps have termination dates of 6/22/18 and 8/31/18, respectively.

(2)	Barclays Capital Group total return swap has termination date of 3/2/18, respectively.

(3)	BNP Paribas total return swaps have a termination dates of 11/17/18 and 12/15/18, respectively.

(3)  Goldman Sachs & Co. positions have reset or termination dates of 4/17/18, 11/20/18, 3/27/19, 2/17/47 and 11/21/47 respectively. On the Goldman Sachs & Co. positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

(4)	JPMorgan Chase total return swaps have termination date of 11/16/18, 3/2/19 and 3/12/19, respectively.

(5)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse Repurchase Agreements outstanding at March 31, 2018:

Broker	Interest Rate	Trade Date	Value at March 31, 2018	Maturity Date	Cost
Bank of America	1.700%	02/28/2018	$8,933,750	04/12/2018	$8,933,750
JPMorgan Chase	1.700%	03/22/2018	3,136,000	04/05/2018	3,136,000

			$12,069,750		$12,069,750

The aggregate value of Reverse Repurchase Agreements is $12,069,750. U.S. Treasury Obligations with a market value of $16,901,870 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,489,694,267	$—	$—
Common Stocks	281,669,772	175,910,456	198,422
Preferred Stocks	367,308	472,463	56,266

A134

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Rights	$—	$—	$13,694
Unaffiliated Exchange Traded Funds	61,270,247	—	—
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	4,995,322	—
Collateralized Loan Obligations	—	418,823	—
Home Equity Loans	—	11,999,371	—
Other	—	625,032	—
Residential Mortgage-Backed Securities	—	10,368,303	—
Student Loans	—	3,470,198	—
Bank Loans	—	4,366,592	—
Commercial Mortgage-Backed Securities	—	8,774,332	—
Convertible Bonds	—	1,611	28,087
Corporate Bonds	—	267,148,289	—
Municipal Bonds	—	1,713,368	—
Residential Mortgage-Backed Securities	—	41,613,419	—
Sovereign Bonds	—	236,758,286	—
U.S. Government Agency Obligations	—	80,722,646	—
U.S. Treasury Obligations	—	622,917,989	—
Unaffiliated Funds	135,309,758	—	—
Certificates of Deposit	—	3,494,645	—
Repurchase Agreement	—	2,300,000	—
Foreign Treasury Obligations	—	41,635,888	—
Bankers Acceptances	—	12,569,483	—
Options Purchased	199,337	420,558	—
Common Stocks - Short	(103,140,344)	(34,433,018)	—
Preferred Stock – Short	—	(200,249)	—
Options Written	(523,111)	(413,682)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(6,526,335)	—
Financial Futures Contracts	(850,869)	—	—
Commodity Futures Contracts	1,312,614	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,408,209)	—
Centrally Cleared Credit Default Swap Agreements	—	126,997	—
OTC Credit Default Swap Agreements	—	(243,927)	—
OTC Currency Swap Agreements	—	(2,069)	—
Centrally Cleared Forward Rate Agreement	—	(32,213)	—
OTC Inflation Swap Agreements	—	(115)	—
Centrally Cleared Inflation Swap Agreements	—	229,099	—
Centrally Cleared Interest Rate Swap Agreements	—	3,579,576	—
OTC Interest Rate Swap Agreements	—	1,591,642	—
OTC Total Return Swap Agreements	—	197,799	2,737

Total	$3,865,308,979	$1,493,162,370	$299,206

*	Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A135

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%

AFFILIATED MUTUAL FUNDS — 2.8%
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$53,921,045
AST Small-Cap Growth Opportunities Portfolio*	3,279,146	67,353,668
AST Small-Cap Growth Portfolio*	1,441,659	64,874,663
AST Small-Cap Value Portfolio*	2,416,902	66,996,530

TOTAL AFFILIATED MUTUAL FUNDS (cost $185,915,096)(w)		253,145,906

COMMON STOCKS — 50.2%
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom)	1,089,100	8,910,661
Boeing Co. (The)	74,100	24,295,908
BWX Technologies, Inc.	185,297	11,771,918
Leonardo SpA (Italy)	188,200	2,176,562
Meggitt PLC (United Kingdom)	317,500	1,926,118
Raytheon Co.	45,700	9,862,974
Safran SA (France)	114,298	12,130,421
United Technologies Corp.	78,000	9,813,960

		80,888,522

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	64,500	2,825,059
Expeditors International of Washington, Inc.	387,366	24,520,268
Royal Mail PLC (United Kingdom)	446,600	3,389,588
United Parcel Service, Inc. (Class B Stock)	236,792	24,782,651

		55,517,566

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	1,979,200	4,637,673
Deutsche Lufthansa AG (Germany)	215,400	6,885,812
International Consolidated Airlines Group SA (United Kingdom)	396,900	3,425,772
Japan Airlines Co. Ltd. (Japan)	118,800	4,837,080
Qantas Airways Ltd. (Australia)	1,335,100	6,023,367
Southwest Airlines Co.	324,100	18,564,448

		44,374,152

Auto Components — 0.8%
Cie Generale des Etablissements Michelin SCA (France)	115,903	17,158,615
GKN PLC (United Kingdom)	769,940	4,990,628
Keihin Corp. (Japan)	174,400	3,588,030
Magna International, Inc. (Canada)	286,800	16,161,180
Showa Corp. (Japan)	178,800	3,063,195
Toyo Tire & Rubber Co. Ltd. (Japan)	123,700	2,120,771
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,709,666
Valeo SA (France)	240,104	15,882,921
Yokohama Rubber Co. Ltd. (The) (Japan)	184,100	4,266,761

		69,941,767

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	53,100	5,775,680
Daimler AG (Germany)	107,900	9,193,093
General Motors Co.	94,400	3,430,496
Isuzu Motors Ltd. (Japan)	323,200	4,951,902
Mazda Motor Corp. (Japan)	259,600	3,471,844
Nissan Motor Co. Ltd. (Japan)	635,100	6,555,592

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Renault SA (France)	47,600	$5,776,162
Suzuki Motor Corp. (Japan)	135,900	7,378,467
Toyota Motor Corp. (Japan)	53,976	3,504,750
Volkswagen AG (Germany)	29,800	5,964,493

		56,002,479

Banks — 4.0%
ABN AMRO Group NV (Netherlands), CVA, 144A	219,100	6,606,609
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	3,128,243
Banco Santander SA (Spain)	668,600	4,376,245
Bank Hapoalim BM (Israel)	559,300	3,846,261
Barclays PLC (United Kingdom)	761,200	2,224,303
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	3,146,818
BNP Paribas SA (France)	285,717	21,188,997
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,470,500	14,405,595
Citigroup, Inc.	416,500	28,113,750
Credit Agricole SA (France)	334,600	5,455,663
Danske Bank A/S (Denmark)	200,400	7,508,646
DBS Group Holdings Ltd. (Singapore)	129,500	2,735,344
DNB ASA (Norway)	317,000	6,244,024
Fifth Third Bancorp	976,100	30,991,175
Gunma Bank Ltd. (The) (Japan)	459,000	2,642,462
ING Groep NV (Netherlands)	325,100	5,486,136
JPMorgan Chase & Co.	598,300	65,795,051
KBC Group NV (Belgium)	154,559	13,458,845
Keiyo Bank Ltd. (The) (Japan)	327,000	1,476,232
Lloyds Banking Group PLC (United Kingdom)	5,987,700	5,446,559
Mediobanca Banca di Credito Finanziario SpA (Italy)	218,900	2,573,478
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,553,400	16,968,920
Mizuho Financial Group, Inc. (Japan)	2,654,300	4,837,139
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	1,522,766
Nordea Bank AB (Sweden)	293,400	3,139,370
Resona Holdings, Inc. (Japan)	1,007,500	5,415,264
Signature Bank*	34,800	4,939,860
Societe Generale SA (France)	100,100	5,436,475
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	5,180,005
Swedbank AB (Sweden) (Class A Stock)	92,300	2,074,013
Toronto-Dominion Bank (The) (Canada)	232,667	13,203,155
U.S. Bancorp	474,600	23,967,300
Wells Fargo & Co.	786,700	41,230,947

		364,765,650

Beverages — 0.8%
Coca-Cola Co. (The)	505,438	21,951,172
Monster Beverage Corp.*	577,497	33,038,603
PepsiCo, Inc.	142,000	15,499,300

		70,489,075

Biotechnology — 0.8%
Amgen, Inc.	88,898	15,155,331
CSL Ltd. (Australia)	140,125	16,882,049

A136

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	185,200	$13,962,228
Regeneron Pharmaceuticals, Inc.*	74,873	25,783,266

		71,782,874

Building Products — 0.8%
A.O. Smith Corp.	192,886	12,265,621
Daikin Industries Ltd. (Japan)	144,200	16,019,632
Geberit AG (Switzerland)	22,945	10,146,792
Johnson Controls International PLC	516,241	18,192,333
Kingspan Group PLC (Ireland)	325,049	13,764,834

		70,389,212

Capital Markets — 2.0%
3i Group PLC (United Kingdom)	447,300	5,398,834
Ameriprise Financial, Inc.	7,765	1,148,754
Bank of New York Mellon Corp. (The)	404,700	20,854,191
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	353,502	13,786,577
FactSet Research Systems, Inc.(a)	77,175	15,390,239
Intermediate Capital Group PLC (United Kingdom)	42,600	588,396
Investec PLC (South Africa)	263,400	2,035,632
London Stock Exchange Group PLC (United Kingdom)	181,718	10,521,949
Macquarie Group Ltd. (Australia)	191,052	15,233,928
Man Group PLC (United Kingdom)	706,200	1,702,913
Morgan Stanley	632,900	34,151,284
Partners Group Holding AG (Switzerland)	16,711	12,435,066
SEI Investments Co.	401,753	30,095,317
St. James’s Place PLC (United Kingdom)	506,847	7,727,305
UBS Group AG (Switzerland)*	457,600	8,062,421

		179,132,806

Chemicals — 1.0%
Arkema SA (France)	119,905	15,653,485
BASF SE (Germany)	60,700	6,156,040
CF Industries Holdings, Inc.	322,500	12,167,925
DowDuPont, Inc.	320,564	20,423,132
Kaneka Corp. (Japan)	250,000	2,486,892
Lintec Corp. (Japan)	103,200	2,972,354
Mitsubishi Gas Chemical Co., Inc. (Japan)	111,000	2,678,736
Mitsui Chemicals, Inc. (Japan)	76,100	2,416,117
Sherwin-Williams Co. (The)	37,793	14,819,391
Solvay SA (Belgium)	23,200	3,224,331
Teijin Ltd. (Japan)	122,500	2,327,796
Toagosei Co. Ltd. (Japan)	137,500	1,626,791
Ube Industries Ltd. (Japan)	155,200	4,547,749
Yara International ASA (Norway)	53,500	2,286,061

		93,786,800

Commercial Services & Supplies — 0.2%
Cintas Corp.	67,805	11,566,177
Downer EDI Ltd. (Australia)	324,300	1,611,857
Stericycle, Inc.*	108,160	6,330,605

		19,508,639

Communications Equipment — 0.8%
Cisco Systems, Inc.	1,627,348	69,796,956

Construction & Engineering — 0.1%
Astaldi SpA (Italy)(a)	99,700	271,856

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Carillion PLC (United Kingdom)^(a)	628,000	$88
CIMIC Group Ltd. (Australia)	1	34
Hazama Ando Corp. (Japan)	333,700	2,532,161
Kyowa Exeo Corp. (Japan)	116,500	3,118,433

		5,922,572

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (China)	4,476,000	3,915,391
CSR Ltd. (Australia)	980,600	3,933,059
Fletcher Building Ltd. (New Zealand)	396,400	1,738,077
Sumitomo Osaka Cement Co. Ltd. (Japan)	583,500	2,575,699
Vulcan Materials Co.	83,400	9,521,778

		21,684,004

Consumer Finance — 0.1%
American Express Co.	105,005	9,794,866

Containers & Packaging — 0.2%
International Paper Co.	301,700	16,119,831
RPC Group PLC (United Kingdom)	102,400	1,113,280
Smurfit Kappa Group PLC (Ireland)	95,100	3,860,820

		21,093,931

Distributors — 0.0%
Inchcape PLC (United Kingdom)	284,700	2,760,261

Diversified Financial Services — 0.2%
Fuyo General Lease Co. Ltd. (Japan)	44,400	3,029,384
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	485,400	2,907,812
ORIX Corp. (Japan)	836,500	14,990,892

		20,928,088

Diversified Telecommunication Services — 0.5%
BT Group PLC (United Kingdom)	1,143,500	3,649,828
Nippon Telegraph & Telephone Corp. (Japan)	265,100	12,367,729
Orange SA (France)	321,200	5,459,715
Verizon Communications, Inc.	499,000	23,862,180

		45,339,452

Electric Utilities — 1.1%
EDP - Energias de Portugal SA (Portugal)	992,000	3,769,214
Enel SpA (Italy)	1,882,800	11,521,267
Exelon Corp.	323,000	12,600,230
Iberdrola SA (Spain)	652,500	4,798,094
Orsted A/S (Denmark), 144A	127,607	8,302,356
PG&E Corp.	390,977	17,175,620
Southern Co. (The)	537,100	23,986,886
SSE PLC (United Kingdom)	202,100	3,625,532
Westar Energy, Inc.	287,100	15,098,589

		100,877,788

Electrical Equipment — 0.1%
Fujikura Ltd. (Japan)	554,000	3,739,304
Philips Lighting NV (Netherlands), 144A	55,343	2,080,737

		5,820,041

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	205,512	17,700,749
Enplas Corp. (Japan)	38,600	1,268,544

A137

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hexagon AB (Sweden) (Class B Stock)	204,265	$12,192,369
Keyence Corp. (Japan)	34,300	21,425,774
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	4,468,778
TE Connectivity Ltd.	141,400	14,125,860
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	2,386,771
Tongda Hong Tai Holdings Ltd. (Hong Kong)*	309,750	61,570

		73,630,415

Energy Equipment & Services — 0.4%
Schlumberger Ltd.	403,953	26,168,075
Tenaris SA (Luxembourg)	358,682	6,200,211

		32,368,286

Equity Real Estate Investment Trusts (REITs) — 2.2%
Alexandria Real Estate Equities, Inc.(a)	47,862	5,977,485
American Tower Corp.	35,957	5,225,990
AvalonBay Communities, Inc.	44,350	7,293,801
Boston Properties, Inc.	32,483	4,002,555
Brixmor Property Group, Inc.	96,551	1,472,403
Corporate Office Properties Trust	53,839	1,390,661
CubeSmart	64,568	1,820,818
DCT Industrial Trust, Inc.	49,478	2,787,591
DDR Corp.	191,424	1,403,138
Digital Realty Trust, Inc.(a)	71,000	7,481,980
Douglas Emmett, Inc.	75,519	2,776,078
EastGroup Properties, Inc.	24,785	2,048,728
Equinix, Inc.	17,095	7,148,103
Equity Residential	148,810	9,169,672
Essex Property Trust, Inc.	25,116	6,044,919
Federal Realty Investment Trust	20,328	2,360,284
GGP, Inc.	302,670	6,192,628
Hudson Pacific Properties, Inc., REIT	81,074	2,637,337
Invitation Homes, Inc.(a)	118,282	2,700,378
Kilroy Realty Corp.	43,138	3,061,072
Nippon Prologis REIT, Inc. (Japan)	647	1,405,246
Prologis, Inc.	165,253	10,409,286
Public Storage	27,609	5,532,568
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	49,075	1,777,497
Rexford Industrial Realty, Inc.	68,344	1,967,624
Ryman Hospitality Properties, Inc.	33,669	2,607,664
Sabra Health Care REIT, Inc.(a)	42,981	758,615
SBA Communications Corp.*	141,996	24,269,956
Simon Property Group, Inc.	102,207	15,775,650
SL Green Realty Corp.(a)	87,420	8,464,879
Sun Communities, Inc.	85,938	7,852,155
Taubman Centers, Inc.(a)	54,745	3,115,538
UDR, Inc.	130,609	4,652,293
Vornado Realty Trust	63,566	4,277,992
Welltower, Inc.	60,948	3,317,400
Weyerhaeuser Co.	435,064	15,227,240

		194,407,224

Food & Staples Retailing — 0.9%
Bid Corp. Ltd. (South Africa)(a)	294,808	6,397,375
Carrefour SA (France)	116,700	2,420,348
cocokara fine, Inc. (Japan)	36,100	2,505,943

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Costco Wholesale Corp.	84,258	$15,876,735
CVS Health Corp.	186,400	11,595,944
Distribuidora Internacional de Alimentacion SA (Spain)	580,300	2,466,537
J Sainsbury PLC (United Kingdom)	1,407,688	4,722,057
Koninklijke Ahold Delhaize NV (Netherlands)	269,000	6,374,210
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	50,000	2,118,474
Metcash Ltd. (Australia)	2,040,500	4,937,772
METRO AG (Germany)(a)	169,600	3,000,277
Valor Holdings Co. Ltd. (Japan)	63,300	1,728,615
Walmart, Inc.	241,600	21,495,152

		85,639,439

Food Products — 1.1%
Bunge Ltd.	236,300	17,472,022
Danone SA (France), ADR(a)	1,706,168	27,742,292
Marine Harvest ASA (Norway)	100,900	2,039,540
Origin Enterprises PLC (Ireland)(a)	142,200	936,162
Premier Foods PLC (United Kingdom)*	672,846	356,290
Prima Meat Packers Ltd. (Japan)	258,000	1,451,966
Salmar ASA (Norway)	101,100	4,162,853
Tate & Lyle PLC (United Kingdom)	230,600	1,761,235
Tyson Foods, Inc. (Class A Stock)	450,200	32,950,138
WH Group Ltd. (Hong Kong), 144A	7,092,000	7,598,978

		96,471,476

Health Care Equipment & Supplies — 1.7%
Becton, Dickinson & Co.	50,300	10,900,010
Danaher Corp.	191,623	18,761,808
DexCom, Inc.*(a)	164,061	12,166,764
Edwards Lifesciences Corp.*	78,231	10,914,789
Hologic, Inc.*	365,400	13,651,344
Intuitive Surgical, Inc.*	55,791	23,032,199
Koninklijke Philips NV (Netherlands)	347,998	13,325,558
Medtronic PLC	315,968	25,346,953
Nipro Corp. (Japan)	141,500	2,081,314
Varian Medical Systems, Inc.*	159,872	19,608,301

		149,789,040

Health Care Providers & Services — 0.3%
Aetna, Inc.	154,400	26,093,600
Ship Healthcare Holdings, Inc. (Japan)	50,900	1,808,052
Toho Holdings Co. Ltd. (Japan)	156,200	3,710,667

		31,612,319

Health Care Technology — 0.2%
Cerner Corp.*	318,889	18,495,562

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	134,700	8,833,626
Compass Group PLC (United Kingdom)	685,644	14,000,100
Galaxy Entertainment Group Ltd. (Hong Kong)	1,621,000	14,878,653
Hilton Worldwide Holdings, Inc.	46,478	3,660,607
Las Vegas Sands Corp.	119,300	8,577,670
Marriott International, Inc. (Class A Stock)	22,478	3,056,558
Restaurant Group PLC (The) (United Kingdom)	425,632	1,514,381
Starbucks Corp.	72,437	4,193,378
Yum China Holdings, Inc. (China)	598,126	24,822,228

A138

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	188,918	$16,082,589

		99,619,790

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	511,722	3,807,877
Bellway PLC (United Kingdom)	126,500	5,413,561
Berkeley Group Holdings PLC (United Kingdom)	82,800	4,401,600
Bovis Homes Group PLC (United Kingdom)	140,500	2,244,821
Electrolux AB (Sweden) (Class B Stock)	104,800	3,309,533
JM AB (Sweden)	73,900	1,681,977
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	2,581,546
Taylor Wimpey PLC (United Kingdom)	729,300	1,889,392

		25,330,307

Household Products — 0.4%
Colgate-Palmolive Co.	36,395	2,608,794
Kimberly-Clark Corp.	137,000	15,087,810
Procter & Gamble Co. (The)	281,567	22,322,632

		40,019,236

Independent Power & Renewable Electricity Producers — 0.1%
Uniper SE (Germany)	167,300	5,098,492

Industrial Conglomerates — 0.4%
General Electric Co.	400,800	5,402,784
Nisshinbo Holdings, Inc. (Japan)	150,600	2,039,611
Rheinmetall AG (Germany)	36,500	5,180,983
Roper Technologies, Inc.	74,991	21,049,224
Siemens AG (Germany)	24,700	3,151,657

		36,824,259

Insurance — 2.4%
Aegon NV (Netherlands)	398,200	2,686,586
AIA Group Ltd. (Hong Kong)	2,580,800	22,062,429
Allianz SE (Germany)	44,000	9,946,527
American International Group, Inc.	289,402	15,749,257
Aviva PLC (United Kingdom)	581,500	4,058,331
AXA SA (France)	174,000	4,625,449
Baloise Holding AG (Switzerland)	41,500	6,348,823
Brighthouse Financial, Inc.*(a)	163,718	8,415,105
Chubb Ltd.	171,800	23,497,086
CNP Assurances (France)	167,700	4,233,459
Helvetia Holding AG (Switzerland)	6,500	3,874,909
Legal & General Group PLC (United Kingdom)	1,300,900	4,713,479
Loews Corp.	321,430	15,984,714
Marsh & McLennan Cos., Inc.	204,714	16,907,329
MetLife, Inc.	394,300	18,094,427
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	27,100	6,301,880
NN Group NV (Netherlands)	107,200	4,762,899
Old Mutual PLC (United Kingdom)	1,215,700	4,090,693
Sampo OYJ (Finland) (Class A Stock)	235,940	13,144,871
SCOR SE (France)	91,700	3,743,677
Swiss Life Holding AG (Switzerland)*	22,600	8,053,905
Swiss Re AG (Switzerland)	88,000	8,981,873
XL Group Ltd. (Bermuda)	136,370	7,535,806

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	8,000	$2,638,899

		220,452,413

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	62,622	90,635,325
Booking Holdings, Inc.*	9,333	19,416,280

		110,051,605

Internet Software & Services — 3.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	527,025	96,730,169
Alphabet, Inc. (Class A Stock)*	24,109	25,004,408
Alphabet, Inc. (Class C Stock)*	44,376	45,786,713
Facebook, Inc. (Class A Stock)*	442,339	70,681,349
NetEase, Inc. (China), ADR	32,772	9,188,941
Tencent Holdings Ltd. (China)	415,400	22,298,493

		269,690,073

IT Services — 1.6%
Amadeus IT Group SA (Spain)	148,236	10,969,939
Atos SE (France)	17,800	2,438,767
Automatic Data Processing, Inc.	64,483	7,317,531
FleetCor Technologies, Inc.*	72,907	14,763,668
Genpact Ltd.	466,099	14,910,506
InterXion Holding NV (Netherlands)*	27,036	1,679,206
PayPal Holdings, Inc.*	282,623	21,442,607
Visa, Inc. (Class A Stock)(a)	603,676	72,211,723

		145,733,947

Leisure Products — 0.1%
Mattel, Inc.(a)	424,863	5,586,948

Life Sciences Tools & Services — 0.4%
Lonza Group AG (Switzerland)*	57,160	13,480,564
Thermo Fisher Scientific, Inc.	121,216	25,026,255

		38,506,819

Machinery — 1.3%
Atlas Copco AB (Sweden) (Class A Stock)	358,217	15,558,010
Deere & Co.	166,503	25,861,246
FANUC Corp. (Japan)	63,000	16,213,250
Fortive Corp.	255,966	19,842,484
Georg Fischer AG (Switzerland)	1,358	1,818,188
Hong Leong Asia Ltd. (Singapore)	377,000	278,473
Illinois Tool Works, Inc.	73,200	11,467,512
Komatsu Ltd. (Japan)	363,000	12,160,124
Rational AG (Germany)	11,586	7,288,307
Sumitomo Heavy Industries Ltd. (Japan)	94,200	3,599,135
Tsubakimoto Chain Co. (Japan)	372,000	3,041,016
Vesuvius PLC (United Kingdom)	152,000	1,245,985

		118,373,730

Marine — 0.0%
DFDS A/S (Denmark)	44,500	2,506,009

Media — 0.7%
Charter Communications, Inc. (Class A Stock)*	44,595	13,878,856
Comcast Corp. (Class A Stock)	425,700	14,546,169
I-CABLE Communications Ltd. (Hong Kong)*	125,775	3,216
News Corp. (Class A Stock)	579,800	9,160,840

A139

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
SKY Perfect JSAT Holdings, Inc. (Japan)	631,200	$2,839,452
Trinity Mirror PLC (United Kingdom)	126,600	140,944
Twenty-First Century Fox, Inc. (Class B Stock)	669,600	24,353,352

		64,922,829

Metals & Mining — 0.5%
Aurubis AG (Germany)	28,200	2,370,021
Ausdrill Ltd. (Australia)	991,000	2,069,289
Bekaert SA (Belgium)	53,100	2,262,467
BHP Billiton PLC (Australia)	796,801	15,747,312
Boliden AB (Sweden)	113,400	3,990,367
Dowa Holdings Co. Ltd. (Japan)	67,400	2,411,865
Fortescue Metals Group Ltd. (Australia)	491,100	1,654,355
Mineral Resources Ltd. (Australia)	235,600	3,123,658
Rio Tinto Ltd. (United Kingdom)	52,100	2,951,581
voestalpine AG (Austria)	90,700	4,757,872

		41,338,787

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)(a)	1,464,900	430,355
Harvey Norman Holdings Ltd. (Australia)(a)	638,100	1,824,416
Kohl’s Corp.(a)	133,000	8,712,830
Marks & Spencer Group PLC (United Kingdom)	849,800	3,227,919
Myer Holdings Ltd. (Australia)	2,114,200	612,196

		14,807,716

Multi-Utilities — 0.1%
A2A SpA (Italy)	2,139,700	4,092,951
Engie SA (France)	165,400	2,761,933

		6,854,884

Oil, Gas & Consumable Fuels — 2.3%
Apache Corp.(a)	157,700	6,068,296
BP PLC (United Kingdom)	1,350,000	9,105,869
Caltex Australia Ltd. (Australia)	98,100	2,382,954
Canadian Natural Resources Ltd. (Canada)	295,000	9,283,650
EQT Corp.	142,500	6,770,175
Exxon Mobil Corp.	381,400	28,456,254
Hess Corp.(a)	306,700	15,525,154
Occidental Petroleum Corp.	238,600	15,499,456
OMV AG (Austria)	93,900	5,476,914
Repsol SA (Spain)	266,500	4,737,214
Royal Dutch Shell PLC (Netherlands) (Class A Stock)(a)	457,661	14,579,811
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	138,800	4,466,357
Statoil ASA (Norway)	125,200	2,963,230
Suncor Energy, Inc. (Canada)	331,151	11,435,486
TOTAL SA (France)	376,475	21,579,451
TOTAL SA (France), ADR	634,500	36,604,305
TransCanada Corp. (Canada)(a)	337,269	13,932,582

		208,867,158

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	2,434,000	2,598,975

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
UPM-Kymmene OYJ (Finland)	187,200	$6,940,231

		9,539,206

Personal Products — 0.4%
Asaleo Care Ltd. (Australia)	1,559,600	1,543,684
Estee Lauder Cos., Inc. (The) (Class A Stock)	140,120	20,978,766
Shiseido Co. Ltd. (Japan)	202,300	12,991,104

		35,513,554

Pharmaceuticals — 2.7%
Astellas Pharma, Inc. (Japan)	186,900	2,858,821
Bayer AG (Germany)	38,600	4,351,527
GlaxoSmithKline PLC (United Kingdom)	580,400	11,271,946
Johnson & Johnson	207,200	26,552,680
KYORIN Holdings, Inc. (Japan)	31,200	589,476
Merck & Co., Inc.	604,619	32,933,597
Novartis AG (Switzerland)	49,700	4,019,780
Novartis AG (Switzerland), ADR	188,927	15,274,748
Novo Nordisk A/S (Denmark), ADR	552,962	27,233,379
Novo Nordisk A/S (Denmark) (Class B Stock)	339,095	16,678,679
Perrigo Co. PLC	160,800	13,401,072
Pfizer, Inc.	807,700	28,665,273
Roche Holding AG (Switzerland)	48,560	11,139,524
Sanofi (France)	169,300	13,584,661
Sawai Pharmaceutical Co. Ltd. (Japan)	29,900	1,314,853
Teva Pharmaceutical Industries Ltd. (Israel)	70,900	1,209,766
Towa Pharmaceutical Co. Ltd. (Japan)	32,800	2,089,578
UCB SA (Belgium)	47,800	3,892,757
Zoetis, Inc.	329,314	27,501,012

		244,563,129

Professional Services — 0.3%
Experian PLC (United Kingdom)	593,311	12,831,313
RELX PLC (United Kingdom)	527,547	10,836,761

		23,668,074

Real Estate Investment Trusts (REITs) — 0.2%
Apartment Investment & Management Co. (Class A Stock)	67,429	2,747,732
Camden Property Trust	36,909	3,107,000
CoreSite Realty Corp.	15,185	1,522,448
Duke Realty Corp.	162,324	4,298,340
Forest City Realty Trust, Inc. (Class A Stock)	112,319	2,275,583
Mid-America Apartment Communities, Inc.	36,017	3,286,191
Starwood Property Trust, Inc.	31,465	659,192

		17,896,486

Real Estate Management & Development — 0.2%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,637,180
LendLease Group (Australia)	468,500	6,281,184
Nomura Real Estate Holdings, Inc. (Japan)	159,400	3,742,915
Wheelock & Co. Ltd. (Hong Kong)	326,000	2,391,225

		14,052,504

Road & Rail — 0.4%
Canadian National Railway Co. (Canada)	215,465	15,747,417
Canadian Pacific Railway Ltd. (Canada)	50,800	8,966,200

A140

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Firstgroup PLC (United Kingdom)*	1,684,400	$1,940,472
Go-Ahead Group PLC (United Kingdom)	74,300	1,830,530
National Express Group PLC (United Kingdom)	606,200	3,286,498
Sankyu, Inc. (Japan)	24,300	1,209,116
Seino Holdings Co. Ltd. (Japan)	111,800	2,065,842

		35,046,075

Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials, Inc.	191,700	10,660,437
Infineon Technologies AG (Germany)	523,088	14,067,541
QUALCOMM, Inc.	843,844	46,757,396
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,179,000	18,456,568
Texas Instruments, Inc.	142,800	14,835,492

		104,777,434

Software — 3.1%
Adobe Systems, Inc.*	98,504	21,284,744
ANSYS, Inc.*	67,178	10,526,121
Autodesk, Inc.*	276,240	34,690,219
Constellation Software, Inc. (Canada)	21,500	14,587,826
Electronic Arts, Inc.*	140,740	17,063,318
Intuit, Inc.	125,725	21,794,429
Micro Focus International PLC (United Kingdom)	196,400	2,742,448
Microsoft Corp.	878,728	80,201,505
Oracle Corp.	912,405	41,742,529
salesforce.com, Inc.*	185,144	21,532,247
Temenos Group AG (Switzerland)*	91,145	10,929,134

		277,094,520

Specialty Retail — 0.5%
Aoyama Trading Co. Ltd. (Japan)	53,900	2,117,918
Geo Holdings Corp. (Japan)(a)	96,500	1,533,115
Kingfisher PLC (United Kingdom)	938,200	3,848,770
Lowe’s Cos., Inc.	47,700	4,185,675
Nitori Holdings Co. Ltd. (Japan)	74,500	13,064,765
Shimachu Co. Ltd. (Japan)	64,300	2,047,580
T-Gaia Corp. (Japan)	50,900	1,429,220
TJX Cos., Inc. (The)	169,493	13,823,849

		42,050,892

Technology Hardware, Storage & Peripherals — 0.1%
Eizo Corp. (Japan)	62,400	2,877,829
NEC Corp. (Japan)	81,400	2,288,074

		5,165,903

Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	66,502	20,494,156
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	3,036,902

		23,531,058

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	374,588	10,551,438

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Paragon Banking Group PLC (United Kingdom)	512,700	$3,393,593

		13,945,031

Tobacco — 0.3%
Philip Morris International, Inc.	242,500	24,104,500

Trading Companies & Distributors — 0.2%
Ferguson PLC (Switzerland)	131,318	9,876,384
ITOCHU Corp. (Japan)(a)	379,700	7,414,468
Marubeni Corp. (Japan)	566,100	4,133,965

		21,424,817

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	411,300	10,592,798
NTT DOCOMO, Inc. (Japan)	102,900	2,623,275

		13,216,073

TOTAL COMMON STOCKS (cost $3,586,744,496)		4,523,185,520

PREFERRED STOCKS — 0.3%
Capital Markets — 0.0%
State Street Corp., Series G, 5.350%	15,000	401,850

Electric Utilities — 0.2%
NextEra Energy, Inc. (PRFC), CVT, 6.123%(a)	217,094	12,517,640

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co. (PRFC), CVT, 6.125%	51,611	3,015,631

Multi-Utilities — 0.1%
Sempra Energy (PRFC), CVT, 6.000%	86,032	8,807,096

TOTAL PREFERRED STOCKS (cost $22,265,052)		24,742,217

UNAFFILIATED EXCHANGE TRADED FUNDS — 10.0%
iShares Core U.S. Aggregate Bond Fund(a)	1,588,004	170,313,429
iShares Floating Rate Bond ETF(a)	594,400	30,272,792
iShares Intermediate Credit Bond ETF(a)	222,800	23,893,072
iShares JPMorgan USD Emerging Markets Bond ETF(a)	385,823	43,528,551
iShares MSCI EAFE Fund(a)	2,617,146	182,362,733
iShares MSCI Japan ETF	61,300	3,719,684
iShares Russell 1000 Growth Index Fund(a)	395,989	53,890,143
iShares Russell 1000 Value ETF(a)	420,566	50,451,097
iShares Russell 2000 Index Fund ETF(a)	211,558	32,120,851
iShares TIPS Bond Fund	280,686	31,731,552
SPDR S&P 500 ETF Trust Fund(a)	945,133	248,711,750
Vanguard REIT ETF(a)	344,771	26,019,867

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $773,995,011)		897,015,521

A141

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 4.0%
Automobiles — 0.1%
DT Auto Owner Trust,
Series 2017-2A, Class A, 144A
1.720%	05/15/20	896	$894,245
Hertz Vehicle Financing II LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	300	296,945
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class C, 144A
4.580%	09/15/21	1,600	1,603,260
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	2,129	2,119,508

			4,913,958

Collateralized Loan Obligations — 2.0%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A
2.992%(c)	07/15/30	4,500	4,524,080
Series 2016-8A, Class A1, 3 Month LIBOR + 1.650%, 144A
3.410%(c)	07/28/28	4,500	4,512,544
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A
3.002%(c)	07/15/29	500	502,630
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
2.982%(c)	07/16/29	2,000	2,009,563
Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A
2.607%(c)	01/16/30	3,000	3,014,703
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A
3.220%(c)	04/23/31	1,500	1,500,000
Battalion CLO Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 3 Month LIBOR + 1.140%, 144A
2.885%(c)	10/22/25	389	389,021
Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A
3.074%(c)	07/18/30	2,500	2,515,433
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 3 Month LIBOR + 1.620%, 144A
3.365%(c)	01/20/28	5,000	5,005,441
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
2.972%(c)	07/15/29	1,500	1,507,692
Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A
2.722%(c)	04/15/29	656	656,446
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AS, 3 Month LIBOR + 1.250%, 144A
2.972%(c)	04/15/29	1,000	1,004,177

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%
3.310%(c)	04/17/31	4,000	$4,000,000
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 3 Month LIBOR + 1.230%, 144A
2.975%(c)	04/20/31	2,000	2,006,712
Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A
2.965%(c)	07/20/31	750	753,962
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A
3.330%(c)	04/24/31	4,000	4,000,000
Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A
2.855%(c)	01/22/31	3,250	3,273,299
Elevation CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A
3.284%(c)	04/18/27	6,500	6,548,043
Series 2015-4A, Class B, 3 Month LIBOR + 2.430%, 144A
4.164%(c)	04/18/27	2,500	2,528,775
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-6A, Class A1R, 3 Month LIBOR + 1.000%, 144A
2.845%(c)	02/05/31	8,250	8,269,570
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 144A
— (p)	04/25/31	5,000	5,000,000
Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A
2.597%(c)	10/23/29	5,250	5,280,675
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 3 Month LIBOR + 1.540%, 144A
3.262%(c)	04/15/27	800	800,942
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-9A, Class A1B, 3 Month LIBOR + 1.500%, 144A
3.245%(c)	10/20/28	6,000	6,020,990
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 3 Month LIBOR + 1.500%, 144A
3.245%(c)	07/20/27	4,750	4,768,652
KKR CLO Ltd. (Cayman Islands),
Series 18, Class A, 3 Month LIBOR + 1.270%, 144A
3.004%(c)	07/18/30	4,000	4,020,512
KVK CLO Ltd. (Cayman Islands),
Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A
2.902%(c)	07/15/26	2,000	2,004,039
Magnetite Ltd. (Cayman Islands),
Series 2014-11A, Class A1R, 3 Month LIBOR + 1.120%, 144A
2.854%(c)	01/18/27	2,000	2,001,380
Mountain View CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A
3.075%(c)	01/16/31	3,000	3,010,345
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
2.572%(c)	01/15/28	3,000	2,999,480

A142

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
OZLM Funding Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A
2.995%(c)	10/22/30	4,000	$4,020,587
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.017%(c)	10/30/30	4,000	4,023,545
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A
2.861%(c)	01/17/31	4,000	4,023,793
Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A
3.015%(c)	07/20/30	6,000	6,032,675
Regatta Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A
2.619%(c)	10/17/30	1,500	1,513,963
Romark CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%
2.776%(c)	04/20/31	1,000	1,000,000
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5A, Class AR, 3 Month LIBOR + 1.140%, 144A
2.933%(c)	05/07/26	7,750	7,760,544
Series 2017-11A, Class A, 3 Month LIBOR + 1.270%, 144A
3.109%(c)	08/15/30	1,250	1,258,073
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
3.395%(c)	07/20/28	2,500	2,510,368
Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A
3.405%(c)	10/20/28	4,750	4,774,308
Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A
3.025%(c)	07/25/30	1,250	1,258,676
TIAA CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.700%, 144A
3.445%(c)	07/20/28	3,500	3,508,701
TICP CLO Ltd. (Cayman Islands),
Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A
2.952%(c)	07/15/29	2,250	2,257,907
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 3 Month LIBOR + 1.400%, 144A
3.116%(c)	07/15/27	4,500	4,499,586
Series 2016-4A, Class A, 3 Month LIBOR + 1.750%, 144A
3.484%(c)	04/18/28	5,250	5,252,882
Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A
3.445%(c)	10/25/28	4,250	4,256,767
Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A
3.065%(c)	07/25/29	3,500	3,520,861
Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A
2.908%(c)	01/25/31	3,000	3,018,686
Series 2017-7A, Class B, 3 Month LIBOR + 1.600%, 144A
3.298%(c)	01/25/31	1,750	1,753,910

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 1.120%, 144A
2.842%(c)	07/15/25	1,705	$1,705,413
Vibrant CLO Ltd. (Cayman Islands),
Series 2016-4A, Class A1, 3 Month LIBOR + 1.650%, 144A
3.395%(c)	07/20/28	4,250	4,275,935
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A
3.314%(c)	04/25/31	3,000	3,000,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A
2.626%(c)	10/20/29	4,000	4,007,948
Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A
2.881%(c)	01/17/31	3,750	3,764,335
West CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 3 Month LIBOR + 1.160%, 144A
2.953%(c)	11/07/25	3,419	3,419,424
York CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 1.150%, 144A
2.609%(c)	01/22/31	2,000	2,010,042
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A
3.092%(c)	07/15/29	1,500	1,509,719

			184,367,754

Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2017-1A, Class A, 144A
2.830%	12/22/25	1,000	992,936
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A
2.570%	07/18/25	974	972,341
Series 2015-2A, Class C, 144A
4.320%	07/18/25	1,000	998,479
Series 2016-2A, Class A, 144A
4.100%	03/20/28	3,425	3,449,245
Series 2017-1A, Class B, 144A
2.790%	09/14/32	500	488,072
Series 2017-1A, Class C, 144A
3.350%	09/14/32	500	490,450
Oportun Funding LLC,
Series 2016-C, Class A, 144A
3.280%	11/08/21	2,450	2,449,483
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,000	987,011
Series 2017-B, Class A, 144A
3.220%	10/10/23	2,750	2,717,858
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,010	1,010,227

A143

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Consumer Loans (cont’d.)
PNMAC GMSR Trust,
Series 2017-GT2, Class A, 1 Month LIBOR + 4.000%, 144A
5.872%(c)	08/25/23	1,250	$1,249,500
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	2,729	2,725,238
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	5,804	5,809,554

			24,340,394

Credit Cards — 0.0%
Golden Credit Card Trust (Canada),
Series 2017-1A, Class A, 1 Month LIBOR + 0.400%, 144A
2.177%(c)	02/15/21	2,500	2,505,879

Home Equity Loans — 0.5%
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%
2.572%(c)	06/25/34	63	61,652
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.600%
2.472%(c)	10/25/34	326	325,726
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%
2.682%(c)	06/25/34	1,713	1,706,945
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.980%
2.847%(c)	12/25/34	3,380	3,389,373
Series 2005-HE5, Class M2, 1 Month LIBOR + 1.040%
2.907%(c)	06/25/35	4,558	4,595,412
Series 2006-HE1, Class 1M1, 1 Month LIBOR + 0.410%
2.282%(c)	12/25/35	428	428,440
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%
2.072%(c)	04/25/37	550	684,204
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1, 1 Month LIBOR + 0.150%, 144A
2.017%(c)	09/25/36	1,077	1,034,108
Series 2007-AHL1, Class A2C, 1 Month LIBOR + 0.210%
2.082%(c)	12/25/36	2,900	2,745,310
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-HE3, Class A, 1 Month LIBOR + 0.760%
2.632%(c)	12/25/33	238	237,003
Series 2005-HE4, Class M3, 1 Month LIBOR + 0.460%
2.332%(c)	10/25/35	200	184,392
First NLC Trust,
Series 2007-1, Class A1, 1 Month LIBOR + 0.070%, 144A
1.942%(c)	08/25/37	1,010	633,050
Home Equity Asset Trust,
Series 2004-3, Class M1, 1 Month LIBOR + 0.860%
2.727%(c)	08/25/34	322	318,493
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4, 1 Month LIBOR + 0.150%
2.022%(c)	08/25/36	2,706	2,682,020
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A
3.398%(c)	01/28/70	742	757,186

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.650%
2.517%(c)	06/25/35	436	$436,330
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.110%
1.982%(c)	08/25/36	3,875	2,088,858
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%
2.772%(c)	05/25/34	1,582	1,579,068
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.660%
2.532%(c)	01/25/35	602	587,091
Series 2007-HE6, Class A1, 1 Month LIBOR + 0.060%
1.932%(c)	05/25/37	25	22,653
New Residential Mortgage Trust,
Series 2018-1A, Class A1A, 144A
4.000%(cc)	12/25/57	1,737	1,766,148
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2006-FM1, Class 2A4, 1 Month LIBOR + 0.330%
2.202%(c)	11/25/35	3,000	2,649,094
Series 2006-WF1, Class M2, 1 Month LIBOR + 0.290%
2.162%(c)	03/25/36	700	677,228
NovaStar Mortgage Funding Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.710%
2.577%(c)	01/25/36	400	396,207
Option One Mortgage Loan Trust,
Series 2004-3, Class M2, 1 Month LIBOR + 0.860%
2.727%(c)	11/25/34	869	869,165
Series 2005-4, Class M1, 1 Month LIBOR + 0.440%
2.312%(c)	11/25/35	934	933,218
RAMP Trust,
Series 2005-EFC4, Class M3, 1 Month LIBOR + 0.480%
2.352%(c)	09/25/35	6,600	6,595,565
RASC Trust,
Series 2005-AHL1, Class M1, 1 Month LIBOR + 0.680%
2.547%(c)	09/25/35	320	318,273
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.440%
2.312%(c)	11/25/35	2,000	1,992,951
Renaissance Home Equity Loan Trust,
Series 2007-3, Class AF3
7.238%	09/25/37	607	336,511
Soundview Home Loan Trust,
Series 2006-3, Class A4, 1 Month LIBOR + 0.250%
2.122%(c)	11/25/36	4,000	3,516,794
Series 2006-NLC1, Class A1, 1 Month LIBOR + 0.060%, 144A
1.932%(c)	11/25/36	25	11,671
Series 2006-OPT2, Class A3, 1 Month LIBOR + 0.180%
2.052%(c)	05/25/36	891	888,714
Terwin Mortgage Trust,
Series 2003-6HE, Class A1, 1 Month LIBOR + 0.940%
2.812%(c)	11/25/33	59	57,889
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
2.122%(c)	04/25/37	4,658	2,568,348

			48,075,090

Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities Trust,
Series 2005-R4, Class M2, 1 Month LIBOR + 0.680%
2.547%(c)	07/25/35	7,400	7,408,762

A144

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-R1, Class M1, 1 Month LIBOR + 0.390%
2.262%(c)	03/25/36	2,900	$2,872,935
Bayview Koitere Fund Trust,
Series 2018-RN4, Class A1, 144A
3.623%	03/28/33	720	720,000
Bayview Opportunity Master Fund IIIb Trust,
Series 2017-RN2, Class A1, 144A
3.475%(cc)	04/28/32	822	820,970
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AQ1, Class A1, 1 Month LIBOR + 0.110%
1.982%(c)	04/25/31	170	213,887
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC1, Class M2, 1 Month LIBOR + 1.050%
2.922%(c)	09/25/34	775	767,503
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
2.402%(c)	02/25/36	700	693,935
Series 2005-17, Class 2AV, 1 Month LIBOR + 0.240%
2.112%(c)	05/25/36	5,012	4,966,618
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
2.332%(c)	05/25/36	2,600	2,567,837
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140%
2.012%(c)	06/25/37	2,863	2,590,328
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6, Class A1, 1 Month LIBOR + 0.120%, 144A
1.992%(c)	07/25/37	46	30,209
Credit-Based Asset Servicing & Securitization Trust,
Series 2006-CB9, Class A1, 1 Month LIBOR + 0.060%
1.932%(c)	11/25/36	22	13,520
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36	45	20,601
CSMC Trust,
Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A
4.814%(c)	12/26/46	3,622	3,738,468
Series 2017-6R, Class 1A1, 1 Month LIBOR + 1.550%
3.214%(c)	03/06/47	1,631	1,641,278
Fieldstone Mortgage Investment Trust,
Series 2006-1, Class A2, 1 Month LIBOR + 0.190%
2.062%(c)	05/25/36	2,044	1,574,249
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A4, 1 Month LIBOR + 0.240%
2.112%(c)	04/25/36	1,100	961,582
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
2.182%(c)	07/25/36	1,000	946,026
GSAMP Trust,
Series 2003-FM1, Class M1, 1 Month LIBOR + 1.230%
3.052%(c)	03/20/33	1,017	1,025,420
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.740%
2.607%(c)	09/25/35	206	201,499
Series 2006-NC2, Class A2B, 1 Month LIBOR + 0.090%
1.962%(c)	06/25/36	1,459	943,415
Series 2007-HE2, Class A2C, 1 Month LIBOR + 0.270%
2.142%(c)	03/25/47	3,367	2,772,659
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
2.022%(c)	12/25/46	2,532	1,539,979

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2, 1 Month LIBOR + 0.160%
2.032%(c)	07/25/37		4,665	$3,061,624
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC3, Class A3, 1 Month LIBOR + 0.110%
1.982%(c)	08/25/36		113	88,688
Series 2007-CH1, Class MV6, 1 Month LIBOR + 0.550%
2.422%(c)	11/25/36		7,700	7,380,741
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M3, 1 Month LIBOR + 0.780%
2.652%(c)	08/25/35		2,000	1,914,809
Series 2006-11, Class 1A, 1 Month LIBOR + 0.160%
2.032%(c)	12/25/36		6,422	4,729,958
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4, Class A2A, 1 Month LIBOR + 0.080%
1.952%(c)	09/25/37		4	1,335
Series 2007-HE2, Class A2A, 1 Month LIBOR + 0.120%
1.992%(c)	02/25/37		11	5,088
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC2, Class A2FP, 1 Month LIBOR + 0.050%
1.922%(c)	07/25/36		45	24,566
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1, 1 Month LIBOR + 0.050%
1.922%(c)	11/25/36		1	513
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3, 1 Month LIBOR + 1.040%
2.907%(c)	02/25/35		5,306	5,338,534
Series 2005-WCW2, Class M1, 1 Month LIBOR + 0.750%
2.622%(c)	07/25/35		1,288	1,291,931
Series 2005-WHQ4, Class M1, 1 Month LIBOR + 0.470%
2.342%(c)	09/25/35		1,513	1,516,015
RASC Trust,
Series 2006-KS3, Class M1, 1 Month LIBOR + 0.330%
2.202%(c)	04/25/36		400	392,145
Saxon Asset Securities Trust,
Series 2005-1, Class M2, 1 Month LIBOR + 0.720%
2.592%(c)	05/25/35		500	451,695
Series 2005-1, Class M3, 1 Month LIBOR + 0.780%
2.652%(c)	05/25/35		772	543,553
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A, 1 Month LIBOR + 0.130%
2.002%(c)	05/25/37		230	176,440
Series 2007-HE1, Class A2A, 1 Month LIBOR + 0.060%
1.932%(c)	12/25/36		65	23,740
Series 2007-NC1, Class A2A, 1 Month LIBOR + 0.050%
1.922%(c)	12/25/36		2	1,089
Structured Asset Investment Loan Trust,
Series 2005-4, Class M3, 1 Month LIBOR + 0.720%
2.592%(c)	05/25/35		2,500	2,506,853
Series 2005-6, Class M3, 1 Month LIBOR + 0.810%
2.682%(c)	07/25/35		3,000	2,860,966
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-V1A, Class A1
1.753%	02/20/54	GBP	1,374	1,941,546
Towd Point Mortgage Trust,
Series 2017-4, Class A1, 144A
2.750%(cc)	06/25/57		1,693	1,668,360
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57		3,817	3,760,926

A145

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
U.S. Residential Opportunity Fund IV Trust,
Series 2017-1III, Class A, 144A
3.352%	11/27/37		642	$639,911
VOLT LV LLC,
Series 2017-NPL2, Class A1, 144A
3.500%	03/25/47		143	142,756
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47		1,947	1,943,254
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%	06/25/47		511	508,744
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		886	880,823
VOLT LXIII LLC,
Series 2017-NP10, Class A1, 144A
3.000%	10/25/47		1,699	1,682,970
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.660%
2.532%(c)	10/25/35		3,174	3,188,807
WaMu Asset-Backed Certificates Trust,
Series 2006-HE5, Class 2A1, 1 Month LIBOR + 0.060%
1.932%(c)	10/25/36		77	41,722

				87,741,782

Student Loans — 0.1%
Navient Student Loan Trust,
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.022%(c)	03/25/66		1,085	1,102,154
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 1 Month LIBOR + 2.250%, 144A
4.027%(c)	06/16/42		420	435,620
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		585	581,210
SLM Student Loan Trust,
Series 2003-2, Class A5, 3 Month EURIBOR + 0.260%
— (c)	12/15/23	EUR	194	238,270
Series 2003-5, Class A5, 3 Month EURIBOR + 0.270%
— (c)	06/17/24	EUR	319	392,565
Series 2004-3A, Class A6B, 3 Month LIBOR + 0.550%, 144A
2.295%(c)	10/25/64		1,000	991,325
Series 2007-3, Class A3, 3 Month LIBOR + 0.040%
1.785%(c)	04/25/19		180	178,714
SMB Private Education Loan Trust,
Series 2017-A, Class A1, 1 Month LIBOR + 0.450%, 144A
2.227%(c)	06/17/24		1,413	1,414,442
SoFi Professional Loan Program,
Series 2017-A, Class A2A, 144A
1.550%	03/26/40		1,502	1,489,760
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		1,387	1,376,548
South Carolina Student Loan Corp.,
Series 2005, Class A3, 3 Month LIBOR + 0.140%
2.146%(c)	12/01/23		241	240,002

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
Utah State Board of Regents,
Series 2017-1, Class A, 1 Month LIBOR + 0.750%
2.622%(c)	01/25/57		1,505	$1,504,962

				9,945,572

TOTAL ASSET-BACKED SECURITIES (cost $351,198,651)				361,890,429

BANK LOANS — 0.1%
Food & Beverage — 0.0%
Flora Food Group (United Kingdom), Term Loan
— %(p)	02/28/25		1,450	2,012,730

Healthcare & Pharmaceutical — 0.0%
Avantor, Inc.,
Initial Euro Term Loan, 1 Month EURIBOR + 4.250% + 0.000%
4.250%(c)	11/21/24	EUR	449	553,423

Internet Software & Services — 0.1%
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500% + 0.000%
6.380%(c)	09/30/24		2,189	2,209,248
Second Lien Initial Loan, 1 Month LIBOR + 8.500% + 0.000%
10.380%(c)	09/29/25		550	555,499

				2,764,747

Lodging — 0.0%
Las Vegas Sands LLC,
Term B Loan, 3 Month LIBOR + 1.750% + 0.000%
3.630%(c)	03/27/25		591	592,062

Oil & Gas — 0.0%
CD&R Firefly Bidco Ltd. (United Kingdom),
Facility B1, 3 Month GBP LIBOR + 4.500% + 0.000%
5.210%(c)	07/15/22	GBP	850	1,190,685

Retail — 0.0%
EG AMER LLC,
Term Loan
— %(p)	02/01/26		550	548,625
Euro Garages, Ltd.,
Term Loan
— %(p)	02/28/25	EUR	460	561,718
— %(p)	02/28/25	EUR	400	557,832
— %(p)	02/28/25	EUR	303	369,994
— %(p)	02/28/25	EUR	138	168,179
— %^(p)	03/31/26	EUR	325	397,897

				2,604,245

Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500% + 0.000%
3.380%(c)	12/31/18		1,482	1,481,344

Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750% + 0.000%
4.630%(c)	01/31/25		1,197	1,177,798

TOTAL BANK LOANS (cost $12,247,363)				12,377,034

A146

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
245 Park Avenue Trust,
Series 2017-245P, Class A, 144A
3.508%	06/05/37	460	$456,879
Assurant Commercial Mortgage Trust,
Series 2016-1A, Class B, 144A
4.462%	05/15/49	4,200	4,021,307
BANK,
Series 2017-BNK5, Class A4
3.131%	06/15/60	4,200	4,065,458
Series 2017-BNK6, Class A4
3.254%	07/15/60	3,200	3,144,984
Series 2017-BNK8, Class A3
3.229%	11/15/50	1,675	1,633,297
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,112,626
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	479,173
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	401,485
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,610	1,488,103
CD Mortgage Trust,
Series 2017-CD4, Class A3
3.248%	05/10/50	3,000	2,937,568
Series 2017-CD5, Class A3
3.171%	08/15/50	3,300	3,206,769
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.294%(cc)	02/10/48	76,865	1,332,047
Series 2016-C1, Class A4
3.209%	05/10/49	260	254,813
Series 2016-GC37, Class A4
3.314%	04/10/49	5,500	5,415,564
Commercial Mortgage Trust,
Series 2014-UBS4, Class A5
3.694%	08/10/47	4,305	4,384,342
Series 2015-CR26, Class A4
3.630%	10/10/48	240	241,923
Series 2015-DC1, Class XA, IO
1.142%(cc)	02/10/48	59,781	3,065,802
Series 2015-PC1, Class A5
3.902%	07/10/50	5,664	5,808,533
Series 2016-DC2, Class A5
3.765%	02/10/49	1,775	1,815,006
Series 2017-COR2, Class A2
3.239%	09/10/50	3,750	3,663,920
CSMC LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	4,470	4,559,776
CSMC Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	750	766,809
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	09/10/49	4,000	3,752,056
Series 2017-C6, Class A4
3.071%	06/10/50	2,700	2,602,536

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,300	$1,249,548
Series 2016-85T, Class E, 144A
3.808%(cc)	12/10/36	1,200	1,098,434
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
1.968%(cc)	11/10/45	2,590	192,570
Series 2017-GS6, Class A2
3.164%	05/10/50	3,100	3,017,338
Series 2017-GS7, Class A3
3.167%	08/10/50	5,540	5,347,451
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	1,050	1,048,022
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A4
3.195%	09/15/50	3,000	2,918,308
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A4
3.414%	03/15/50	1,800	1,784,771
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	1,272	1,297,660
Series 2016-JP2, Class A3
2.559%	08/15/49	2,800	2,616,664
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	3,150	3,114,228
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	10,000	10,002,738
Morgan Stanley Capital I, Inc.,
Series 2017-HR2, Class A3
3.330%	12/15/50	5,200	5,100,645
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, IO, 144A
0.343%(cc)	06/15/33	184,540	73,816
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	300	289,228
UBS Commercial Mortgage Trust,
Series 2017-C2, Class A3
3.225%	08/15/50	4,300	4,191,751
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	700	719,339
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50	1,647	1,592,423
Series 2016-C35, Class A3
2.674%	07/15/48	4,500	4,243,303
Series 2017-C39, Class A4
3.157%	09/15/50	5,000	4,852,802
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,307,632
Series 2017-RB1, Class A4
3.374%	03/15/50	4,700	4,647,391

A147

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $125,517,608)				$121,316,838

CORPORATE BONDS — 10.2%
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24		2,965	2,858,628
Gtd. Notes, 3 Month LIBOR + 0.590%, 144A(Cap N/A,
Floor 0.000%)
2.423%(c)	08/14/20		1,900	1,905,957
Gtd. Notes, 3 Month LIBOR + 0.880%, 144A
2.719%(c)	08/15/22		2,200	2,213,214
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		2,700	2,680,650

				9,658,449

Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		1,717	1,785,474
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,068	1,042,211
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		459	454,251
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21		252	266,052
Continental Airlines 2012-3 Class C Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18		1,500	1,500,000
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,080	1,072,963
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates
4.200%	08/15/29		3,889	3,821,425
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates
4.500%	08/15/25		6,328	6,157,345
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		7,288	6,904,963
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,417	1,364,153

				24,368,837

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	550	710,017

Auto Manufacturers — 0.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
2.137%(c)	11/05/21			690	$690,505
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43			560	510,676
5.291%	12/08/46			305	298,258
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23			1,510	1,451,314
3.219%	01/09/22			5,050	4,964,889
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.580%
3.284%(c)	01/08/19			5,400	5,446,552
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36			20	22,921
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20			5,110	5,107,843
3.450%	04/10/22			3,125	3,099,311
3.500%	07/10/19	(a)		2,500	2,512,908
3.700%	05/09/23			1,605	1,593,305
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18			1,500	1,505,625
4.250%	11/15/19			250	251,560
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.520%, 144A
2.722%(c)	03/15/21			400	400,471
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19			200	198,682
2.450%	11/20/19			200	197,892

					28,252,712

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24		EUR	701	875,484
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A
3.250%	09/15/23		EUR	1,000	1,264,904
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%, 144A
3.750%	09/15/26		EUR	975	1,250,173
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25			2,500	2,641,574
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24		EUR	1,250	1,620,412

					7,652,547

Banks — 3.5%
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18		EUR	2,800	3,514,038
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
6.750%	02/18/20		EUR	200	266,386

A148

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.750%	12/31/49		EUR	1,000	$1,331,929
Bank of America Corp.,
Jr. Sub. Notes
5.875%	12/31/49			1,500	1,509,463
5.875%	12/31/99			430	432,713
6.300%	12/31/49			795	852,638
Sr. Unsec’d. Notes, GMTN
3.593%	07/21/28			660	641,040
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24			1,100	1,132,258
4.443%	01/20/48			970	1,012,631
6.875%	04/25/18			1,400	1,403,628
Sub. Notes, MTN
4.000%	01/22/25			4,750	4,740,656
4.450%	03/03/26			4,090	4,178,097
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18			3,500	3,495,349
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%	12/29/49			1,205	1,171,863
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24		EUR	2,000	2,514,816
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.875%	09/15/22		GBP	200	305,468
Sr. Unsec’d. Notes
3.200%	08/10/21			785	775,633
3.684%	01/10/23			1,005	996,273
4.375%	01/12/26			1,285	1,286,333
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.630%
3.333%(c)	01/10/23			2,600	2,663,778
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
3.921%(c)	08/10/21			4,000	4,172,243
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27		GBP	2,000	2,810,719
BNP Paribas SA (France),
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22			1,540	1,509,479
Sub. Notes, 144A
4.625%	03/13/27			220	223,513
BPCE SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.500%	10/23/27			285	269,222
Sub. Notes, MTN, 144A
4.500%	03/15/25			1,440	1,445,941
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19			400	402,400
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	(a)		1,302	1,332,923
Citigroup, Inc.,
Jr. Sub. Notes
5.950%	12/29/49			2,395	2,481,843
6.125%	12/29/45			1,020	1,073,142
6.250%	12/29/49			410	433,063
8.400%	04/29/49			2,400	2,400,000
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.520%	10/27/28		730	$704,711
3.700%	01/12/26		3,025	2,987,219
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
2.705%(c)	04/25/22		3,200	3,218,461
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.436%(c)	09/01/23		1,500	1,536,563
Sub. Notes
4.300%	11/20/26		700	700,382
4.450%	09/29/27		3,850	3,895,574
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
2.514%(c)	05/26/20		2,700	2,705,926
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
5.500%	12/31/99	EUR	400	530,940
6.625%	06/29/21	EUR	400	559,855
6.625%	12/31/99	EUR	200	279,928
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	2,000	2,768,454
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20		500	497,216
3.750%	03/26/25		240	234,397
3.800%	09/15/22		3,350	3,373,412
3.800%	06/09/23		1,650	1,653,126
Gtd. Notes, 3 Month LIBOR + 2.290%
4.024%(c)	04/16/21		3,100	3,255,679
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.246%	07/16/19		1,100	1,092,427
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21		300	295,527
4.250%	10/14/21		6,900	7,008,339
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.820%
2.560%(c)	01/22/21		900	896,433
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		160	158,144
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,484,657
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		4,200	4,009,963
2.125%	09/01/22		1,300	1,254,442
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21		200	193,301
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20		750	740,378
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22		11,800	11,506,151
2.500%	01/25/21		4,960	4,924,366
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		500	492,064
3.450%	07/27/26		390	368,434
4.200%	08/08/23		2,000	2,040,037
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%	12/29/49		440	441,100
5.375%	12/29/49		1,850	1,899,173

A149

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.876%	10/31/22		1,100	$1,076,825
3.500%	01/23/25		8,995	8,823,888
3.750%	02/25/26		235	230,897
3.850%	01/26/27		1,905	1,881,027
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.325%(c)	09/15/20		2,400	2,437,894
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.250%	12/29/49		500	511,250
6.500%	12/29/49		700	714,000
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		900	881,592
Sr. Unsec’d. Notes, 144A
2.450%	03/16/20		1,000	988,153
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.250%	05/16/24	EUR	1,100	1,475,311
7.750%	01/11/27	EUR	1,800	2,704,463
Sr. Unsec’d. Notes, 144A
3.875%	07/14/27		610	576,325
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%	12/29/49		2,750	2,824,250
Sr. Unsec’d. Notes
2.950%	10/01/26		1,430	1,345,646
3.125%	01/23/25		5,740	5,534,636
3.200%	01/25/23		2,265	2,243,550
3.882%	07/24/38		1,020	991,079
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
2.645%(c)	04/25/23		3,100	3,111,510
Sub. Notes
3.875%	09/10/24		1,250	1,247,925
4.250%	10/01/27		1,175	1,189,378
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	143,200	18,363,327
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/31/99	EUR	200	265,477
7.000%	12/31/49	GBP	3,100	4,551,706
7.875%	06/27/29	GBP	200	338,122
Lloyds TSB Bank PLC (United Kingdom),
Sub. Notes, EMTN
6.500%	03/24/20	EUR	300	414,194
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%, 144A
2.662%(c)	04/04/19		1,300	1,300,988
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.880%
3.886%(c)	03/01/21		412	426,846
Morgan Stanley,
Jr. Sub. Notes
5.550%	12/29/49		1,535	1,582,616
Sr. Unsec’d. Notes
4.375%	01/22/47		530	542,364

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.772%	01/24/29		295	$290,434
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		885	837,505
3.971%	07/22/38		315	307,734
4.300%	01/27/45		3,070	3,104,024
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,460,338
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		2,800	2,757,709
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	09/08/19		800	792,623
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,102,177
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	18,100	2,211,552
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	04/01/18	DKK	10,500	1,733,074
2.000%	10/01/47	DKK	18,199	3,020,631
2.500%	10/01/47	DKK	9	1,480
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
3.250%	06/01/25		2,335	2,285,010
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	04/01/18	DKK	66,700	11,009,144
1.000%	04/01/18	DKK	1,100	181,560
2.000%	10/01/47	DKK	105,924	17,579,874
Covered Bonds, MTN
2.500%	07/01/47	DKK	93	15,958
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN
6.934%	04/09/18	EUR	400	492,667
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%	06/24/22	GBP	200	305,222
Sr. Unsec’d. Notes
2.875%	10/16/20		2,000	1,981,152
2.875%	08/05/21		2,300	2,252,197
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.375%	03/16/20		2,500	2,465,347
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, EMTN
3.080%	03/07/19	EUR	900	1,129,986
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22	SEK	62,000	8,687,893
Covered Bonds, MTN
1.500%	12/15/21	SEK	10,000	1,246,556
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
2.654%(c)	04/06/20		1,600	1,600,640
State Street Corp.,

A150

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Jr. Sub. Notes
5.250%	12/29/49			1,280	$1,312,000
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20			2,825	2,794,484
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.050%	03/06/19			1,000	992,376
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.510%, 144A
2.535%(c)	03/06/19			2,500	2,503,820
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22		SEK	141,000	17,369,320
2.000%	06/17/26		SEK	35,000	4,366,570
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21		SEK	35,000	4,291,459
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21			1,400	1,374,942
2.500%	01/18/23	(a)		3,100	3,048,334
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A(Cap
N/A, Floor 0.000%)
2.627%(c)	06/08/20			5,100	5,118,559
Sr. Unsec’d. Notes, MTN, 144A
2.200%	06/08/20			2,200	2,155,976
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.320%,
144A(Cap N/A, Floor 0.000%)
2.355%(c)	12/07/18			1,800	1,801,237
Sub. Notes, EMTN
4.750%	05/22/23			3,000	3,001,608
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22			2,900	2,811,749
2.859%	08/15/23			1,620	1,565,952
4.253%	03/23/28			1,500	1,509,950
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.002%(c)	10/31/23			1,600	1,623,251

					318,555,570

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21			900	892,951
4.700%	02/01/36			2,115	2,237,807
4.900%	02/01/46			565	609,359

					3,740,117

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51			2,381	2,457,830
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22			950	935,735

					3,393,565

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		300	$293,023
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
4.500%	04/04/48		300	298,930
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		600	622,500

				1,214,453

Chemicals — 0.2%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	170,701
5.250%	01/15/45		1,220	1,329,414
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23		1,605	1,840,213
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,230	1,115,057
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21		1,480	1,522,166
4.625%	10/01/44		1,050	1,079,031
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20		2,750	2,733,632
3.800%	03/15/25		1,338	1,352,785
4.650%	10/15/44		330	340,399
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		600	585,817
5.750%	04/15/24		2,270	2,495,260
Sherwin-Williams Co/The,
Sr. Unsec’d. Notes
3.450%	08/01/25		425	418,121

				14,982,596

Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21		700	675,158
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
2.327%(c)	08/04/20		5,200	5,210,192
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20		740	731,802
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19		1,500	1,484,939
3.300%	12/01/26		2,670	2,575,252
4.500%	02/15/45		625	617,740
Moody’s Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%
2.375%(c)	09/04/18		2,380	2,380,322
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	1,450	1,448,869

A151

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28			700	$675,500
5.500%	05/15/27			450	453,375
5.875%	09/15/26			225	234,000

					16,487,149

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19			1,255	1,260,676
4.420%	06/15/21			1,750	1,795,094
5.450%	06/15/23			2,500	2,650,062
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18			585	585,601

					6,291,433

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.750%	05/15/19			1,550	1,559,702
4.625%	10/30/20			800	823,461
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20			200	215,000
Sr. Unsec’d. Notes
3.250%	11/05/18			100	100,125
3.600%	05/21/18	(a)		7,600	7,600,000
4.125%	03/30/20			200	200,750
4.250%	04/15/21			200	200,500
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24		GBP	375	519,488
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.750%	09/18/22			1,600	1,530,373
3.500%	09/18/27			500	463,656
BRFkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/47		DKK	5,887	976,812
2.500%	10/01/47		DKK	9	1,596
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24			1,005	1,031,715
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25			1,382	1,430,749
Emerald Bay SA (Luxembourg),
Pass-Through Certificates, 144A
10.459%(s)	10/08/20		EUR	2,285	2,628,828
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18			3,200	3,253,295
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
5.875%	04/01/19		100	$102,729
6.250%	05/15/19		1,600	1,654,917
8.250%	12/15/20		600	666,937
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	07/15/24	EUR	600	713,939
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18		2,100	2,098,657
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(d)
5.625%	01/24/13		1,700	68,850
2.851%	12/23/24		200	8,000
2.907%	11/16/24		400	16,200
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	400	508,939
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21		100	102,250
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		1,200	1,209,600
5.500%	01/15/19		2,800	2,830,800
8.000%	03/25/20		900	956,250
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	62,431	10,372,797
2.500%	10/01/47	DKK	2	413
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		400	388,641
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		1,185	1,285,837
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		2,648	2,874,223
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		2,980	2,948,480

				51,344,509

Electric — 0.4%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20		500	489,150
Calpine Corp.,
Sr. Unsec’d. Notes
5.500%	02/01/24		1,300	1,183,000
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	452,044
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	996,976
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes, 144A
5.125%	06/15/21	EUR	1,300	1,631,578
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,310	2,359,233

A152

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
2.850%	08/15/26		405	$375,325
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,385	1,264,015
Dynegy, Inc.,
Gtd. Notes
7.625%	11/01/24		1,700	1,833,875
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26		785	749,672
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		245	238,615
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		1,250	1,165,111
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		3,850	4,008,582
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		1,700	1,734,778
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25		780	767,141
Exelon Corp.,
Sr. Unsec’d. Notes
2.850%	06/15/20		500	495,514
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	(a)	795	792,785
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28		600	587,893
Majapahit Holding BV (Indonesia),
Gtd. Notes
7.750%	01/20/20		3,300	3,539,909
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.320%
2.372%(c)	09/03/19		3,340	3,339,289
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20		250	269,812
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.300%	03/15/27		1,945	1,847,064
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43		910	1,028,418
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21		865	861,916
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20		945	932,661
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.575%(c)	03/15/21		2,600	2,607,566

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Southern Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%, 144A
2.752%(c)	12/20/20			2,000	$2,002,365
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47			1,335	1,282,639

					38,836,926

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.150%	06/15/26			505	483,884
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.650%	02/21/20		EUR	900	1,120,820

					1,604,704

Entertainment — 0.0%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23			1,550	1,530,315
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47		GBP	225	317,452
4.875%	02/28/47		GBP	125	175,856

					2,023,623

Foods — 0.1%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s,
Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25			500	426,399
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21	(a)		700	704,153
3.650%	03/15/23	(a)		3,100	3,102,270
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21			1,700	1,629,077
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25			2,050	1,911,625
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26			1,285	1,186,104
4.375%	06/01/46			375	343,869
5.000%	07/15/35			700	725,799
5.375%	02/10/20			900	936,832
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	(a)		260	245,817
Sr. Unsec’d. Notes, GMTN
1.500%	09/30/19			200	195,319
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21			1,200	1,145,134
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44			190	208,662

A153

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
				$12,761,060

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
3.600%	03/01/25		1,820	1,830,935
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44		1,410	1,417,269

				3,248,204

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		700	695,625
5.875%	08/20/26		700	684,249
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23		400	401,229
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	351,318

				2,132,421

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		2,600	2,572,490
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		1,100	1,093,642
3.700%	06/06/27		3,025	2,920,566
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/20		2,500	2,623,397
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		2,360	2,583,139
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		3,300	3,264,172

				15,057,406

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,000	982,849
6.750%	12/15/37		1,410	1,819,490
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,700	983,875
8.000%	11/15/19	(a)	1,700	1,525,750
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25		2,400	2,290,154
Encompass Health Corp.,
Gtd. Notes
5.125%	03/15/23		300	303,750
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
6.250%	02/15/21		5,000	$5,250,000
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26		375	381,563
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27		310	308,114
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20		270	267,870
3.200%	02/01/22		1,225	1,219,090
4.625%	11/15/20		550	569,443
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		350	357,504
4.763%	08/01/2116		675	696,805
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20		1,040	1,031,513
3.450%	06/01/26		285	276,448
3.500%	03/30/25		1,650	1,638,477
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		1,950	1,979,250
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25	(a)	675	648,844
Sr. Unsec’d. Notes
5.500%	03/01/19		1,500	1,515,000
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35		1,670	1,826,456

				25,872,245

Holding Companies–Diversified — 0.1%
Co-operative Group Holdings Ltd. (United Kingdom),
Gtd. Notes
6.875%	07/08/20		GBP 1,500	2,289,691
7.500%	07/08/26		GBP 2,000	3,423,200

				5,712,891

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		1,500	1,518,750
Lennar Corp.,
Gtd. Notes, 144A
8.375%	05/15/18		3,000	3,020,700
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21		2,200	2,263,250
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		1,500	1,545,750
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		2,000	2,050,000

				10,398,450

A154

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	650		$625,625

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.560%, 144A
2.846%(c)	06/24/22		900		895,309
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR 1,250		1,608,264

					2,503,573

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19		2,050		2,038,766
4.200%	04/01/26		145		143,552
5.500%	04/01/46		310		329,069

					2,511,387

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		700		705,230
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	06/07/20		—	(r)	108
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 3 Month LIBOR + 5.000%, 144A(Cap
N/A, Floor 6.000%)
6.811%(c)	02/12/23		—	(r)	395
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		4,855		4,805,147
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660		729,285
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR 700		879,600
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		1,780		1,848,929
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		3,360		3,365,383
MetLife, Inc.,
Sr. Unsec’d. Notes
6.817%	08/15/18		100		101,492
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		980		1,241,328
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19		570		568,780
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530		1,686,292

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
				$15,931,969

Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18		3,900	3,904,863
eBay, Inc.,
Sr. Unsec’d. Notes
2.875%	08/01/21		1,000	990,708
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/27		EUR 1,700	2,055,496
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
3.595%	01/19/28		300	288,954

				7,240,021

Iron/Steel — 0.0%
Bao-Trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes
3.750%	12/12/18		900	901,535
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		268	300,160

				1,201,695

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		1,500	1,582,500
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		2,525	2,651,250

				4,233,750

Machinery-Diversified — 0.0%
CNH Industrial Capital LLC,
Gtd. Notes
3.375%	07/15/19		400	399,000
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.538%(c)	06/22/20		2,400	2,401,595

				2,800,595

Media — 0.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,500	1,428,750
Altice SA (Luxembourg),
Gtd. Notes
7.250%	05/15/22		EUR 1,500	1,790,307
Gtd. Notes, 144A
7.750%	05/15/22	(a)	5,100	4,736,574
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		2,425	2,428,031
5.375%	05/01/25		1,500	1,477,500
5.875%	04/01/24		800	814,000

A155

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21			800	$797,000
6.375%	09/15/20			2,304	2,344,389
7.500%	04/01/28			1,525	1,559,313
Charter Communications Operating LLC/Charter Communi- cations Operating Capital, Sr. Sec’d. Notes
3.579%	07/23/20			2,650	2,657,460
4.464%	07/23/22			7,700	7,865,468
5.375%	05/01/47			300	290,171
6.384%	10/23/35			790	882,470
6.484%	10/23/45			955	1,048,290
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			2,700	2,589,344
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37			140	139,527
5.200%	09/20/47			495	493,942
Time Warner, Inc.,
Gtd. Notes
2.950%	07/15/26			2,100	1,923,271
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW
GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	1,000	1,295,591
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	(a)		925	862,563
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.000%	04/15/27		GBP	1,100	1,519,991

					38,943,952

Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43			370	430,853
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25			10,000	10,415,292
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45			825	932,008
6.750%	04/16/40			500	617,723

					12,395,876

Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24			1,450	1,500,750
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
5.500%	01/08/20			1,500	1,560,105
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24			1,410	1,409,462
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
2.361%(c)	11/10/20			1,290	$1,288,608

					5,758,925

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21			3,605	3,496,490
2.200%	07/18/20			260	256,651
European Bank for Reconstruction & Development
(Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23		AUD	600	401,853
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23		AUD	2,900	1,948,709

					6,103,703

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23			1,200	1,216,620
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20			1,148	1,126,553

					2,343,173

Oil & Gas — 0.7%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31			1,200	1,533,075
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40			885	1,043,332
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40			625	639,755
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47			900	905,887
CNPC General Capital Ltd. (China),
Gtd. Notes
2.750%	05/14/19			1,300	1,296,260
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47			170	180,434
Continental Resources, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	01/15/28	(a)		500	487,500
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41			500	562,893
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45			1,950	1,922,603
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22			770	785,399
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22			1,530	1,645,815

A156

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, MTN
4.625%	10/15/18	EUR	270	$339,273
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		1,610	1,671,600
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		1,335	1,329,460
4.750%	04/19/27		200	199,758
Sr. Unsec’d. Notes, MTN, 144A
6.375%	04/09/21		1,000	1,076,156
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		1,275	1,472,684
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		1,000	1,045,283
5.250%	11/15/43		750	799,718
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A(d)
6.350%	12/01/21		1,675	1,632,800
Sr. Sec’d. Notes, Cash coupon 6.350% or PIK N/A, 144A(d)
7.350%	12/01/26		2,681	1,353,751
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A(d)
6.720%	12/01/22		470	450,908
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK NA, 144A(d)
7.720%	12/01/26		1,417	410,791
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29		650	628,960
6.125%	01/17/22		1,430	1,525,810
7.375%	01/17/27		3,865	4,187,728
8.375%	05/23/21		629	716,117
Gtd. Notes, 144A
5.299%	01/27/25		2,549	2,517,138
5.299%	01/27/25		600	592,500
5.999%	01/27/28		2,685	2,658,150
5.999%	01/27/28		2,260	2,237,400
Sr. Unsec’d. Notes
8.375%	12/10/18		300	310,203
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22		375	389,813
5.500%	01/21/21		1,310	1,363,710
6.375%	01/23/45		773	751,356
6.500%	03/13/27		12,500	13,350,000
6.500%	03/13/27		1,780	1,901,040
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	300	344,514
Gtd. Notes, MTN
6.750%	09/21/47		1,970	1,993,404
6.875%	08/04/26		650	714,350
Phillips 66,
Gtd. Notes
4.875%	11/15/44		230	245,252
Rio Oil Finance Trust (Brazil),

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sr. Sec’d. Notes, 144A
9.750%	01/06/27			1,911	$2,079,252
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22			1,800	1,800,540
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21			900	982,890

					64,075,262

Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47	(a)		225	212,751
Odebrcht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
1.000%(s)	06/17/24			1,696	33,068

					245,819

Packaging & Containers — 0.0%
WestRock Co.,
Gtd. Notes, 144A
3.750%	03/15/25			500	498,842

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25			1,400	1,379,734
4.500%	05/14/35			1,625	1,664,329
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35			1,970	1,928,593
4.750%	03/15/45	(a)		122	119,687
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21			1,500	1,550,320
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25			470	451,806
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24		EUR	665	855,119
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21			800	772,883
2.750%	12/01/22			1,740	1,674,860
3.350%	03/09/21			300	301,633
3.700%	03/09/23			700	703,801
4.100%	03/25/25			1,000	1,007,050
4.300%	03/25/28			700	702,982
4.780%	03/25/38			400	405,412
5.050%	03/25/48			680	715,215
5.125%	07/20/45			510	540,943
5.300%	12/05/43			500	540,709
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23			1,550	1,170,250
6.000%	02/01/25			500	358,750
Express Scripts Holding Co.,
Gtd. Notes

A157

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
4.500%	02/25/26			3,540	$3,604,269
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21			1,500	1,565,784
Mylan NV,
Gtd. Notes
3.150%	06/15/21			1,100	1,084,656
3.950%	06/15/26	(a)		1,690	1,639,165
Nidda Healthcare Holding GmbH (Germany),
Sr. Sec’d. Notes, 144A
3.500%	09/30/24		EUR	400	490,589
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19			2,500	2,458,740
3.200%	09/23/26			3,545	3,305,530
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes, 144A
3.250%	04/15/22		EUR	500	616,333
Teva Pharmaceutical Finance V BV (Israel),
Gtd. Notes
1.500%	10/25/18		CHF	300	315,515

					31,924,657

Pipelines — 0.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26			1,555	1,520,240
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20			686	704,865
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.108%(c)	01/10/20			1,300	1,297,309
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.825%(c)	06/15/20			1,700	1,706,504
Energy Transfer Partners LP,
Gtd. Notes
4.150%	10/01/20			300	304,168
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20			100	104,594
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46			2,020	2,145,415
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26			2,600	2,495,588
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38			840	904,927
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/20			200	209,396
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23			900	880,157
Kinder Morgan, Inc.,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
7.250%	06/01/18		100	$100,657
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,875	1,798,347
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28		400	394,206
5.200%	03/01/47		105	109,724
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		50	49,688
4.875%	08/15/27		200	197,000
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		770	781,277
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	3,947,860
Spectra Energy Partners LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.725%(c)	06/05/20		400	402,674
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25		900	974,160
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		675	664,143
4.300%	03/04/24		2,275	2,306,083
4.850%	03/01/48		200	197,975
4.900%	01/15/45		287	282,996

				24,479,953

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	1,600	2,336,598
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	2,983,024
WEA Finance LLC (Australia),
Gtd. Notes, 144A
3.150%	04/05/22		2,100	2,076,740

				7,396,362

Real Estate Investment Trusts (REITs) — 0.2%
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21		1,700	1,770,599
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	300	365,869
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25		1,700	1,751,000
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27		1,900	1,848,575
Kilroy Realty LP,

A158

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Gtd. Notes
3.450%	12/15/24			200	$194,052
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27			3,200	3,097,206
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27			1,550	1,519,465
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21			1,750	1,816,962
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.770%
2.492%(c)	04/16/19			1,500	1,505,343
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24			2,750	2,755,993

					16,625,064

Retail — 0.1%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24			925	906,500
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)		3,000	3,120,000
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35			220	235,012
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25			550	397,375
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19			500	499,726
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sr. Sec’d. Notes
6.542%	03/30/21		GBP	733	1,080,926

					6,239,539

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%	03/08/24			2,500	2,493,089

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27			1,690	1,643,667
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19			2,500	2,518,752
4.125%	11/01/21			600	617,068
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25			1,425	1,403,625

					6,183,112

Software — 0.1%
First Data Corp.,

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Gtd. Notes, 144A
7.000%	12/01/23			2,325	$2,440,553
Infor US, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/20			2,000	2,040,000
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56			1,535	1,525,726
4.500%	02/06/57			740	811,126
Quintiles IMS, Inc.,
Gtd. Notes, 144A
3.500%	10/15/24		EUR	1,150	1,453,029
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22			140	134,169
3.900%	08/21/27			100	94,664

					8,499,267

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.150%	09/04/36		EUR	1,000	1,249,191
3.400%	05/15/25			5,510	5,309,147
4.750%	05/15/46			180	174,824
4.900%	08/14/37			385	387,174
5.150%	02/14/50			600	606,103
5.250%	03/01/37			125	132,234
5.300%	08/14/58			635	640,309
Sr. Unsec’d. Notes, 144A
1.800%	09/05/26		EUR	1,000	1,251,428
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.372%(c)	01/15/20			800	802,940
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
2.672%(c)	07/15/21			2,000	2,021,167
Bharti Airtel International Netherlands BV (India),
Gtd. Notes
5.125%	03/11/23			220	223,824
Gtd. Notes, 144A
5.125%	03/11/23			400	406,952
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23			900	811,017
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28			1,000	932,500
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	(a)		1,900	1,976,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23			1,750	1,739,063
4.738%	09/20/29			500	501,875
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19		GBP	800	1,185,303
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.134%	04/27/20			400	415,484

A159

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,600	$1,700,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		100	99,225
4.500%	08/10/33		950	961,706
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23	EUR	650	720,769
3.125%	01/20/25	EUR	1,375	1,490,961

				25,739,196

Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	7,847,000
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.650%	03/02/20		200	198,473

				8,045,473

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.050%	01/09/20		2,490	2,488,631
3.950%	03/10/25		2,800	2,806,000
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22		500	489,078

				5,783,709

TOTAL CORPORATE BONDS (cost $907,557,607)				915,123,472

SOVEREIGN BONDS — 4.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		1,800	1,733,670
3.125%	10/11/27		1,900	1,795,500
Argentina Bocon (Argentina),
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
22.844%(c)	10/04/22	ARS	100	8,220
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
24.949%(c)	04/03/22	ARS	9,069	461,346
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7D Repo Reference Rate + 0.000%
27.250%(c)	06/21/20	ARS	30,068	1,579,399
27.250%(c)	06/21/20	ARS	11,050	580,430
Rate change to 27.250%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%(cc)	12/31/38		10,700	7,104,800
3.375%	01/15/23	EUR	2,400	2,921,190
4.625%	01/11/23		1,475	1,421,915
5.875%	01/11/28		800	752,400

Interest Rate	Maturity Date		Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
6.875%	04/22/21			1,130	$1,197,799
6.875%	01/26/27			2,100	2,140,950
6.875%	01/11/48			450	410,625
7.820%	12/31/33		EUR	2,615	3,619,595
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25		AUD	3,120	3,378,394
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35		EUR	400	535,010
4.750%	06/04/18		EUR	900	1,113,795
4.950%	02/11/20		EUR	5,000	6,582,563
Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24	(v)		4,000	4,024,000
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28			1,095	1,093,358
Bundesobligation (Germany),
Bonds
0.000%	04/17/20		EUR	3,700	4,608,203
0.250%	04/13/18		EUR	5,900	7,260,722
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	3,500	4,650,273
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26		CAD	1,200	1,860,453
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45			375	380,156
11.750%	02/25/20			250	289,500
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
3.750%	07/26/23		EUR	330	455,506
4.250%	11/04/25		EUR	250	359,138
Unsec’d. Notes, EMTN
2.750%	06/27/24		EUR	100	131,746
3.875%	05/06/22		EUR	260	358,382
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23		EUR	800	1,116,627
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25			7,000	7,200,060
7.500%	05/06/21			1,060	1,126,854
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21			2,150	2,285,601
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.750%	06/02/23			4,000	4,102,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28			1,475	1,497,273
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27			2,000	2,164,308
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27			3,300	3,250,500

A160

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,700	$7,628,467
French Republic Government Bond OAT (France),
Bonds, TIPS
0.100%	03/01/25	EUR	2,330	3,143,871
0.250%	07/25/24	EUR	1,070	1,494,864
Guatemala Government International Bond (Guatemala),
Sr. Unsec’d. Notes
5.750%	06/06/22		4,000	4,214,920
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/30	EUR	600	677,819
3.000%(cc)	02/24/32	EUR	90	98,282
3.000%(cc)	02/24/33	EUR	100	109,017
3.000%(cc)	02/24/34	EUR	510	550,520
3.000%(cc)	02/24/37	EUR	1,200	1,293,155
3.500%	01/30/23	EUR	1,340	1,656,570
4.200%	01/30/42	EUR	1,390	1,526,467
Sr. Unsec’d. Notes, 144A
4.375%	08/01/22	EUR	2,745	3,527,722
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,099,500
6.375%	03/29/21		2,280	2,482,464
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,125	1,519,306
4.350%	01/11/48		5,200	4,957,846
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,500	2,025,741
Sr. Unsec’d. Notes, MTN
2.625%	06/14/23	EUR	12,900	16,852,935
2.875%	07/08/21	EUR	600	791,648
3.750%	06/14/28	EUR	875	1,218,439
4.750%	07/18/47		9,600	9,523,478
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		900	876,038
4.125%	01/17/48		1,200	1,151,928
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
0.100%	05/15/23	EUR	2,090	2,653,783
0.250%	05/15/18	EUR	4,400	5,417,721
1.450%	11/15/24	EUR	8,900	11,171,000
2.000%	12/01/25	EUR	7,600	9,763,060
Sr. Unsec’d. Notes, 144A
4.750%	09/01/28	EUR	1,600	2,509,735
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	1,250	1,831,012
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	2,100	3,648,831
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		625	721,763
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	05/29/19		1,000	990,971
2.000%	11/04/21		1,800	1,743,750
2.125%	06/01/20		400	394,828

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
2.125%	07/21/20		400	$394,386
2.250%	02/24/20		800	793,241
2.375%	07/21/22		2,300	2,246,634
2.375%	11/16/22		1,100	1,069,602
2.500%	06/01/22		200	196,243
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/08/20		2,000	1,958,350
2.625%	04/20/22		5,300	5,213,673
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	07/21/45		3,000	3,622,134
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		1,100	1,078,185
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		3,000	2,940,120
3.500%	03/20/27		1,300	1,274,218
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	MXN	10,752	605,170
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		5,000	5,087,500
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		600	583,500
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	1,700	1,383,994
4.500%	09/20/25	NZD	5,200	4,151,056
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		4,000	4,080,000
Sr. Unsec’d. Notes, MTN
6.500%	11/28/27		1,600	1,620,896
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		3,000	2,925,000
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	7,300	2,486,198
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,521,607
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		7,150	7,604,597
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	1,870	2,790,585
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		685	689,865
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	286,881
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		800	783,403
2.550%	02/12/21		855	850,257

A161

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
4.000%	10/07/19		600	$613,494
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	6,007,364
3.450%	06/02/45	CAD	3,000	2,505,460
3.500%	06/02/24	CAD	3,000	2,454,395
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	207,689
Notes
4.250%	12/01/21	CAD	1,100	913,418
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,195,314
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,303,453
3.750%	09/01/24	CAD	1,600	1,330,508
Unsec’d. Notes, MTN
7.295%	07/22/26		2,400	3,023,856
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		295	302,375
9.950%	06/09/21		1,450	1,615,895
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		1,400	1,444,162
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24	AUD	4,100	3,191,289
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN
2.375%	10/26/21		400	385,200
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		11,500	11,065,346
3.625%	03/04/28		3,000	2,848,944
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	425	522,860
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	3,311,298
5.875%	09/16/25		905	963,780
Spain Government Bond (Spain),
Bonds
0.250%	04/30/18	EUR	3,000	3,692,645
Bonds, 144A
3.800%	04/30/24	EUR	2,000	2,955,130
Sr. Unsec’d. Notes, 144A
2.150%	10/31/25	EUR	9,100	12,343,242
2.900%	10/31/46	EUR	300	425,943
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	331,149
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		7,000	7,077,406
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	3,200	4,890,711
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		1,000	985,029

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	$585,583
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.125%	02/17/28		2,000	1,888,540
5.625%	03/30/21		1,500	1,552,500
6.750%	04/03/18		400	400,000
7.000%	06/05/20		600	635,718
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/22		8,500	8,857,000
7.750%	09/01/23		1,000	1,034,118
United Kingdom Gilt (United Kingdom),
Bonds
3.250%	01/22/44	GBP	6,900	12,729,336
3.500%	01/22/45	GBP	2,300	4,444,780
4.250%	12/07/27	GBP	600	1,062,469
4.250%	06/07/32	GBP	500	937,665
4.250%	03/07/36	GBP	400	786,569
4.250%	12/07/40	GBP	3,100	6,424,771
4.500%	09/07/34	GBP	200	395,973
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/26	GBP	3,718	6,459,828
0.125%	11/22/56	GBP	399	1,138,858
0.125%	11/22/65	GBP	266	917,257
1.875%	11/22/22	GBP	490	1,098,796
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		4,000	4,100,000

TOTAL SOVEREIGN BONDS (cost $386,961,693)				388,414,123

MUNICIPAL BONDS — 0.2%
California — 0.1%
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,192,400
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40		3,000	4,640,820
7.625%	03/01/40		200	304,566

				6,137,786

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57		1,796	2,210,948

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		600	791,694
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44		735	739,366
State of Illinois,
General Obligation Unlimited
5.000%	11/01/22		2,440	2,550,410

				4,081,470

A162

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.687%	11/15/40	1,500	$2,029,515
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	579,738
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,377,200

			6,986,453

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	800	1,348,623

Virginia — 0.0%
University of Virginia,
Revenue Bonds
4.179%	09/01/2117	400	400,408

West Virginia — 0.0%
Tobacco Settlement Finance Authority,
Revenue Bonds
10.067%(s)	06/01/47	5,100	306,510

TOTAL MUNICIPAL BONDS (cost $20,244,676)			21,472,198

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.9%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.639%(cc)	09/25/35	125	118,104
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	9	8,667
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040%
2.995%(c)	11/25/35	13	12,711
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500%
2.455%(c)	11/25/35	13	12,113
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.283%(c)	12/25/35	205	188,815
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.283%(c)	02/25/36	14	13,100
Series 2005-81, Class A1, 1 Month LIBOR + 0.280%
2.152%(c)	02/25/37	1,439	1,298,044
Series 2005-82, Class A1, 1 Month LIBOR + 0.270%
2.142%(c)	02/25/36	3,290	2,873,293
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.270%
2.142%(c)	08/25/35	1,810	1,269,514
Series 2006-2CB, Class A14
5.500%	03/25/36	32	25,018
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,181	679,893
Series 2006-OA2, Class A5, 1 Month LIBOR + 0.230%
2.052%(c)	05/20/46	1,596	1,260,706

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190%
2.062%(c)	09/25/46		73	$66,645
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
2.002%(c)	02/20/47		2,046	1,662,491
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160%
2.032%(c)	02/25/47		118	113,450
Series 2007-16CB, Class 5A1
6.250%	08/25/37		29	25,030
American Home Mortgage Assets Trust,
Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%
1.983%(c)	02/25/47		1,755	1,132,035
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A
2.062%(c)	03/27/36		2,740	2,668,704
Series 2015-R3, Class 2A1, 1 Month LIBOR + 0.130%, 144A
2.002%(c)	02/27/37		2,886	2,849,716
Series 2015-R3, Class 6A1, 1 Month LIBOR + 0.170%, 144A
2.042%(c)	05/27/36		2,538	2,488,966
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%	10/25/36		24	22,012
Series 2006-J, Class 4A1
4.028%(cc)	01/20/47		750	719,597
Series 2015-R2, Class 5A1, 1 Month LIBOR + 0.170%, 144A
2.037%(c)	09/29/36		2,885	2,851,074
Series 2015-R4, Class 4A1, 144A
3.500%(cc)	01/27/30		1,002	995,142
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.778%(cc)	06/25/35		39	37,053
Series 2005-H, Class 2A1
3.581%(cc)	09/25/35		18	17,143
Series 2005-H, Class 2A5
3.581%(cc)	09/25/35		210	204,481
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A, 3 Month EURIBOR + 0.110%
0.000%(c)	10/25/37	EUR	304	370,746
Bayview Opportunity Master Fund IVb Trust,
Series 2017-CRT1, Class M, 1 Month LIBOR + 2.150%, 144A
4.027%(c)	10/25/28		1,006	1,007,811
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
29.209%(cc)	04/26/37		36	9,369
Series 2011-RR4, Class 8A2, 144A
10.071%(cc)	02/26/36		1,167	546,297
Series 2011-RR5, Class 5A1, 144A
5.250%(cc)	08/26/37		188	192,157
Series 2011-RR5, Class 12A2, 144A
4.967%(cc)	03/26/37		948	640,481
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
3.369%(cc)	08/25/33		6	5,652

A163

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2003-9, Class 2A1
3.794%(cc)	02/25/34		58	$58,572
Series 2004-2, Class 22A
3.791%(cc)	05/25/34		11	10,229
Series 2004-10, Class 13A1
3.558%(cc)	01/25/35		69	67,808
Series 2004-10, Class 22A1
3.816%(cc)	01/25/35		38	37,048
Series 2005-1, Class 2A1
3.660%(cc)	03/25/35		25	24,717
Series 2005-4, Class 3A1
3.480%(cc)	08/25/35		406	372,181
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
3.589%(cc)	09/25/35		167	147,300
Series 2005-9, Class 24A1
3.523%(cc)	11/25/35		93	80,725
Series 2005-10, Class 24A1
3.500%(cc)	01/25/36		163	160,582
Series 2006-2, Class 23A1
3.766%(cc)	03/25/36		177	153,028
Series 2006-4, Class 21A1
3.503%(cc)	08/25/36		156	119,976
Series 2006-5, Class 2A2
3.860%(cc)	08/25/36		235	183,328
Series 2006-6, Class 32A1
4.267%(cc)	11/25/36		370	314,606
Series 2006-8, Class 3A1, 1 Month LIBOR + 0.160%
2.032%(c)	02/25/34		64	59,425
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1, 1 Month LIBOR + 0.160%
2.032%(c)	12/25/46		2,328	2,173,252
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.633%(cc)	01/26/36		942	834,598
Series 2007-R6, Class 2A1
3.319%(cc)	12/26/46		616	567,474
Bellemeade Re Ltd. (Bermuda),
Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A
3.572%(c)	10/25/27		626	628,715
Berica ABS Srl (Italy),
Series 2011-1, Class A1, 3 Month EURIBOR + 0.300% (Cap N/A, Floor 0.000%)
0.000%(c)	12/31/55	EUR	245	301,126
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.160%(cc)	07/25/37		130	118,524
CIM Trust,
Series 2017-6, Class A1, 144A
3.015%(cc)	06/25/57		1,540	1,511,293
Series 2017-8, Class A1, 144A
3.000%(cc)	12/25/65		3,021	3,015,900
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
3.889%(cc)	03/25/34		29	29,471
Series 2005-10, Class 1A2A
3.358%(cc)	12/25/35		44	32,560

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%
3.630%(c)	10/25/35		714	$721,505
Series 2011-12, Class 3A2, 144A
3.473%(cc)	09/25/47		746	704,410
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.412%(cc)	08/25/34		57	53,454
Series 2004-12, Class 12A1
3.498%(cc)	08/25/34		142	138,377
Series 2004-22, Class A3
3.491%(cc)	11/25/34		773	770,020
Series 2004-HYB5, Class 2A1
3.493%(cc)	04/20/35		31	30,910
Series 2005-2, Class 1A1, 1 Month LIBOR + 0.640%
2.512%(c)	03/25/35		485	422,191
Series 2005-9, Class 1A1, 1 Month LIBOR + 0.600%
2.472%(c)	05/25/35		563	522,137
Series 2005-HYB6, Class 5A1
3.351%(cc)	10/20/35		87	76,577
Series 2005-HYB9, Class 5A1, 12 Month LIBOR + 1.750%
3.537%(c)	02/20/36		227	207,360
Series 2007-17, Class 2A1
6.500%	10/25/37		2,336	1,877,237
Series 2007-18, Class 1A1
6.000%	11/25/37		174	151,630
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
3.423%(cc)	08/25/33		3	2,582
CSFB Mortgage-Backed Trust,
Series 2004-AR6, Class 9A2, 1 Month LIBOR + 0.740%
2.612%(c)	10/25/34		33	32,202
CSMC Mortgage-Backed Trust,
Series 2007-3, Class 1A6A
5.579%(cc)	04/25/37		211	111,443
CSMC Trust,
Series 2010-18R, Class 4A4, 144A
3.474%(cc)	04/26/38		1,167	1,160,777
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		36	35,635
Series 2007-AR2, Class A1, 1 Month LIBOR + 0.150%
2.022%(c)	03/25/37		1,402	1,266,585
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1, 1 Month LIBOR + 0.100%
1.972%(c)	10/25/36		8	6,044
Series 2006-AB4, Class A6A2
5.886%	10/25/36		59	55,621
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
0.807%(c)	06/15/40	GBP	1,021	1,382,804
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C, 3 Month GBP LIBOR + 0.160%
0.762%(c)	12/10/44	GBP	1,012	1,403,447
Series 2007-3X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.554%(c)	06/13/45	GBP	597	831,112

A164

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-3X, Class A3C, 3 Month GBP LIBOR + 0.950%
1.554%(c)	06/13/45	GBP	199	$277,000
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.322%(c)	01/25/29		838	844,218
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		82	86,057
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
1.681%(c)	12/25/36		51	50,689
Series 2011-3, Class FA, 1 Month LIBOR + 0.680%
2.552%(c)	02/25/41		151	153,759
Series 2015-87, Class BF, 1 Month LIBOR + 0.300%
2.172%(c)	12/25/45		2,028	2,029,935
F-E Mortgages Srl (Italy),
Series 1, Class A1, 3 Month EURIBOR + 0.330%
0.003%(c)	12/15/43	EUR	754	927,568
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
3.337%(cc)	03/25/35		443	365,436
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR1, Class 1A1
3.885%(cc)	05/25/37		321	269,345
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		115	126,610
Freddie Mac REMICS,
Series 4779, Class WF, 1 Month LIBOR + 0.350%
2.136%(c)	07/15/44		1,490	1,486,113
Series 2906, Class GZ
5.000%	09/15/34		373	399,275
Series 3172, Class FK, 1 Month LIBOR + 0.450%
2.227%(c)	08/15/33		58	57,632
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
2.227%(c)	09/15/42		793	798,636
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%
6.422%(c)	10/25/24		279	310,730
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.172%(c)	10/25/27		3,190	3,551,040
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.122%(c)	11/25/28		830	850,570
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.222%(c)	03/25/29		740	753,137
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650%
2.225%(c)	01/20/64		1,462	1,471,831
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500%
2.075%(c)	07/20/64		2,597	2,602,744
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
2.255%(c)	08/20/61		1,181	1,184,358
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
2.575%(c)	01/20/66		2,373	2,424,494
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
2.550%(c)	04/20/67		7,132	7,358,476

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GreenPoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
4.013%(cc)	10/25/33	230	$228,835
GreenPoint MTA Trust,
Series 2005-AR3, Class 1A1, 1 Month LIBOR + 0.240%
2.112%(c)	08/25/45	1,778	1,660,428
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 1 Month LIBOR + 0.140%, 144A
2.012%(c)	01/26/37	1,928	1,902,303
Series 2015-3R, Class 1A2, 1 Month LIBOR + 0.140%, 144A
2.012%(c)	01/26/37	1,300	1,270,013
GSR Mortgage Loan Trust,
Series 2003-1, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
3.630%(c)	03/25/33	7	6,481
Series 2005-AR1, Class 1A1
3.775%(cc)	01/25/35	15	14,514
Series 2005-AR2, Class 2A1
3.850%(cc)	04/25/35	167	168,172
Series 2005-AR3, Class 6A1
3.635%(cc)	05/25/35	237	232,778
Series 2006-AR1, Class 2A1
3.658%(cc)	01/25/36	109	108,221
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
3.587%(cc)	04/19/34	60	59,415
Series 2005-2, Class 2A1A, 1 Month LIBOR + 0.440%
2.248%(c)	05/19/35	505	484,690
Series 2005-4, Class 3A1
3.628%(cc)	07/19/35	30	26,042
Series 2005-9, Class 2A1A, 1 Month LIBOR + 0.340%
2.162%(c)	06/20/35	1,737	1,700,613
Series 2005-9, Class B1, 1 Month LIBOR + 0.600%
2.422%(c)	06/20/35	1,094	1,079,297
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.310%
2.118%(c)	11/19/35	553	519,484
Series 2006-5, Class 2A1A, 1 Month LIBOR + 0.180%
1.988%(c)	07/19/46	101	66,242
HomeBanc Mortgage Trust,
Series 2005-4, Class A2, 1 Month LIBOR + 0.330%
2.202%(c)	10/25/35	139	139,533
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.032%(c)	03/25/37	1,772	1,607,951
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.853%(cc)	11/25/35	27	25,855
Series 2007-AR1, Class 1A2
3.688%(cc)	03/25/37	914	886,601
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840%
2.712%(c)	05/25/34	693	640,329
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.240%
2.112%(c)	07/25/35	59	57,045
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.310%
2.182%(c)	10/25/36	1,311	1,029,588

A165

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.062%(c)	09/25/46		250	$229,973
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
3.144%(cc)	11/25/33		5	5,533
Series 2005-A2, Class 7CB1
3.681%(cc)	04/25/35		44	44,316
Series 2005-A6, Class 2A1
3.754%(cc)	08/25/35		28	28,273
Series 2005-ALT1, Class 3A1
3.410%(cc)	10/25/35		79	70,676
Series 2006-A1, Class 3A2
3.521%(cc)	02/25/36		31	28,040
Series 2006-A7, Class 2A2
3.589%(cc)	01/25/37		769	775,684
Series 2007-A1, Class 1A1
3.676%(cc)	07/25/35		28	28,144
Series 2007-S3, Class 1A90
7.000%	08/25/37		232	211,840
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, 3 Month LIBOR + 0.170%
2.277%(c)	06/14/40		2,938	2,887,469
Lehman XS Trust,
Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.210%
2.077%(c)	08/25/46		2,528	2,420,784
Series 2007-4N, Class 1A2A, 1 Month LIBOR + 0.160%
2.032%(c)	03/25/47		1,473	1,428,444
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180%
1.801%(c)	07/25/37		1,585	1,597,489
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-4, Class A, 1 Month LIBOR + 2.000%, 144A
3.887%(c)	05/01/22		4,239	4,239,549
Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A
3.887%(c)	05/01/22		2,875	2,874,462
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A
3.637%(c)	09/01/22		1,305	1,309,235
Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A
3.537%(c)	11/01/22		1,373	1,377,251
Series 2017-9, Class A, 1 Month LIBOR + 1.550%, 144A
3.437%(c)	12/01/22		529	526,629
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B, 3 Month EURIBOR + 0.160%
0.940%(c)	01/01/61	EUR	3,476	4,125,865
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, 3 Month GBP LIBOR + 0.650%
1.256%(c)	12/15/49	GBP	1,941	2,689,761
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
3.153%(cc)	12/25/33		69	67,611
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
3.293%(cc)	02/25/33		60	57,897
Series 2005-2, Class 1A, 6 Month LIBOR + 1.250%
2.911%(c)	10/25/35		33	33,101
Series 2005-2, Class 2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%
3.480%(c)	10/25/35		229	231,184

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
3.304%(cc)	06/25/36		92	$94,216
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1, 1 Month LIBOR + 0.500%
2.372%(c)	09/25/37		3,133	2,986,262
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A, 1 Month LIBOR + 0.450%
2.161%(c)	10/07/20		151	151,113
Series 2010-R3, Class 1A, 1 Month LIBOR + 0.560%
2.181%(c)	12/08/20		162	163,190
Series 2010-R3, Class 2A, 1 Month LIBOR + 0.560%
2.181%(c)	12/08/20		1,271	1,278,092
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB, 3 Month EURIBOR + 0.230%
0.000%(c)	12/01/50	EUR	604	705,430
Series 2007-1X, Class A3, 3 Month GBP LIBOR + 0.160%
0.739%(c)	12/01/50	GBP	3,200	4,223,451
Series 2007-2X, Class A2, 3 Month GBP LIBOR + 0.130%
0.736%(c)	12/15/50	GBP	753	1,047,684
Series 2007-3X, Class A2B, 3 Month EURIBOR + 0.600%
0.273%(c)	12/15/50	EUR	2,229	2,715,563
Series 2007-3X, Class A3, 3 Month GBP LIBOR + 1.000%
1.606%(c)	12/15/50	GBP	1,142	1,580,124
Series 2007-3X, Class BA, 3 Month GBP LIBOR + 1.250%
1.856%(c)	12/15/50	GBP	285	381,876
OBX Trust,
Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A
2.527%(c)	06/25/57		380	380,243
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
3.387%(cc)	08/25/33		39	39,185
Reperforming Loan REMIC Trust,
Series 2004-R2, Class 1AF2, 1 Month LIBOR + 0.420%, 144A
2.292%(c)	11/25/34		1,378	1,236,223
Series 2006-R1, Class AF1, 1 Month LIBOR + 0.340%, 144A
2.212%(c)	01/25/36		1,546	1,462,736
Residential Accredit Loans, Inc. Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		94	91,513
Series 2006-QO6, Class A1, 1 Month LIBOR + 0.180%
2.052%(c)	06/25/46		603	262,692
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
2.022%(c)	02/25/47		1,915	1,237,819
Residential Asset Securitization Trust,
Series 2005-A4, Class A1, 1 Month LIBOR + 0.450%
2.322%(c)	04/25/35		250	201,890
Residential Funding Mortgage Securities I Trust,
Series 2005-SA4, Class 1A21
3.857%(cc)	09/25/35		270	229,979
Series 2006-SA1, Class 2A1
4.514%(cc)	02/25/36		60	54,923
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, 3 Month GBP LIBOR + 0.160%
0.766%(c)	12/15/43	GBP	1,584	2,130,653

A166

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-1X, Class M1B, 3 Month GBP LIBOR + 0.220%
0.826%(c)	12/15/43	GBP	767	$993,811
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.752%(c)	06/12/44	GBP	2,256	3,081,537
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.022%(c)	07/20/36		107	101,960
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
3.689%(cc)	02/25/34		116	115,770
Series 2004-4, Class 3A2
3.813%(cc)	04/25/34		14	14,615
Series 2004-18, Class 3A1
3.500%(cc)	12/25/34		3,203	3,126,454
Series 2004-18, Class 5A
3.809%(cc)	12/25/34		10	9,861
Series 2005-1, Class 2A
3.602%(cc)	02/25/35		2,680	2,663,035
Series 2005-18, Class 6A1
3.733%(cc)	09/25/35		347	310,801
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1, 1 Month LIBOR + 0.660%
2.468%(c)	10/19/34		8	8,062
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
2.058%(c)	07/19/35		114	111,747
Series 2006-AR3, Class 12A1, 1 Month LIBOR + 0.220%
2.092%(c)	05/25/36		158	143,550
Series 2006-AR7, Class A10, 1 Month LIBOR + 0.200%
2.072%(c)	08/25/36		1,512	1,688,655
Series 2006-AR7, Class A1BG, 1 Month LIBOR + 0.120%
1.992%(c)	08/25/36		2,621	2,382,966
Series 2007-AR4, Class A3, 1 Month LIBOR + 0.220%
2.092%(c)	09/25/47		549	516,157
TBW Mortgage-Backed Trust,
Series 2006-4, Class A6
5.970%	09/25/36		284	23,442
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1, 12 Month LIBOR + 1.250%
3.927%(c)	06/25/47		83	75,645
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 3 Month GBP LIBOR + 1.150%, 144A
1.671%(c)	07/15/51	GBP	1,030	1,461,159
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
3.704%(cc)	03/20/37		159	155,021
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%
2.483%(c)	11/25/42		1	1,302
Series 2005-2, Class 1A3, 1 Month LIBOR + 0.450%
2.322%(c)	04/25/35		744	619,008
Series 2005-AR10, Class 3A1
3.468%(cc)	08/25/35		7	6,202
Series 2005-AR16, Class 1A3
3.392%(cc)	12/25/35		481	466,766

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-1, Class 2CB2
7.000%	02/25/36	1,592	$1,311,447
Series 2006-AR2, Class 2A1
3.223%(cc)	03/25/36	213	195,529
Series 2006-AR5, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940%
2.223%(c)	07/25/46	42	30,453
Series 2006-AR5, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980%
2.263%(c)	06/25/46	42	42,479
Series 2006-AR7, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.277%(c)	07/25/46	243	237,180
Series 2006-AR10, Class 1A2
3.273%(cc)	09/25/36	51	49,306
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.277%(c)	10/25/46	23	22,145
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.277%(c)	11/25/46	79	74,618
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730%
2.013%(c)	01/25/47	134	133,772
Series 2007-HY1, Class 3A3
3.316%(cc)	02/25/37	4,589	4,391,442
Series 2007-OA3, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750%
2.033%(c)	02/25/47	611	514,272
Series 2007-OA3, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770%
2.053%(c)	04/25/47	4,901	4,368,672
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
3.528%(cc)	09/25/34	22	22,948
Series 2005-AR4, Class 1A3
3.973%(cc)	04/25/35	1,165	1,181,781
Series 2006-AR2, Class 2A1
3.755%(cc)	03/25/36	230	233,351
Series 2006-AR2, Class 2A3
3.755%(cc)	03/25/36	165	165,860
Series 2006-AR6, Class 3A1
3.759%(cc)	03/25/36	110	105,849
Series 2006-AR8, Class 3A1
3.772%(cc)	04/25/36	76	75,791
Series 2006-AR10, Class 5A6
3.495%(cc)	07/25/36	396	399,499

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $166,458,094)			173,224,598

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.630%
3.500%(c)	03/01/35	5	4,933
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)	820	1,117,256
6.750%	03/15/31(k)	600	833,541

A167

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%
2.401%(c)	11/01/42		58	$57,570
2.401%(c)	03/01/44		36	36,504
Federal National Mortgage Assoc.
3.500%	TBA		37,000	37,021,730
3.500%	TBA		36,560	36,581,472
3.500%	TBA		40,200	40,284,010
3.500%	TBA		22,800	22,847,647
3.500%	TBA		1,000	1,019,514
4.000%	TBA		43,300	44,358,343
4.000%	TBA		47,500	48,661,000
4.295%	06/01/21		2,793	2,907,094
6.250%	05/15/29	(k)	1,080	1,403,054
6.625%	11/15/30	(k)	515	705,132
7.125%	01/15/30	(k)	765	1,070,676

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $238,014,219)				238,909,476

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bills
1.715%	06/14/18	(k)	13,100	13,055,963
U.S. Treasury Bonds
1.875%	02/28/22		9,200	8,985,094
2.500%	05/15/46	(k)	1,260	1,145,813
2.750%	11/15/47		125	119,497
3.000%	11/15/44	(k)	650	654,316
3.000%	02/15/47	(k)	925	929,914
3.125%	02/15/43	(h)	3,100	3,195,543
3.625%	08/15/43	(h)	300	335,848
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	(k)	2,386	2,520,741
0.125%	04/15/20		36,789	38,767,173
0.125%	04/15/21		69,526	72,054,583
0.125%	01/15/22	(k)	1,170	1,267,015
0.125%	04/15/22		3,742	3,758,131
0.125%	07/15/22	(v)	24,477	26,105,117
0.125%	01/15/23	(h)(k)	52,659	55,576,799
0.125%	07/15/24		24,846	25,326,457
0.125%	07/15/26		7,860	7,807,099
0.250%	01/15/25		27,390	28,017,700
0.375%	07/15/23	(k)	34,067	36,148,426
0.375%	07/15/25		16,348	16,862,456
0.375%	01/15/27	(h)	1,310	1,309,333
0.500%	01/15/28		38,589	38,063,567
0.625%	07/15/21		9,118	10,144,000
0.625%	01/15/24		18,298	19,531,067
0.625%	01/15/26	(h)(k)	79,660	83,041,992
0.625%	02/15/43	(h)	1,100	1,117,393
0.750%	02/15/42		8,690	9,278,155
0.750%	02/15/45	(h)	18,660	18,927,610
0.875%	02/15/47		21,297	21,696,573
1.000%	02/15/46		16,610	17,786,281
1.000%	02/15/48		3,871	3,989,579
1.250%	07/15/20		11,834	13,800,956
1.375%	07/15/18		3,680	4,270,321
1.375%	01/15/20		6,700	7,840,750
1.375%	02/15/44		14,200	16,784,331

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.750%	01/15/28		11,363	$14,773,095
1.875%	07/15/19	(h)	700	833,997
2.000%	01/15/26		8,768	12,084,881
2.125%	02/15/40		7,300	10,560,563
2.125%	02/15/41		2,560	3,676,711
2.375%	01/15/25		40,540	59,664,614
2.375%	01/15/27		2,730	3,842,250
2.500%	01/15/29		25,711	35,141,793
3.375%	04/15/32		2,398	4,504,756
3.625%	04/15/28		9,059	17,788,565
3.875%	04/15/29		5,493	11,017,289
U.S. Treasury Notes
1.875%	12/31/19	(k)	170	168,864
1.875%	04/30/22		100	97,527
1.875%	07/31/22		10,800	10,510,172
1.875%	09/30/22	(k)	2,597	2,523,655
2.000%	11/15/26	(h)	100	94,313
2.125%	12/31/22		4,440	4,354,495
2.250%	11/15/25	(h)(k)	1,100	1,064,723
2.250%	02/15/27	(h)(k)	21,900	21,048,809
2.375%	05/15/27		3,850	3,735,252
2.500%	05/15/24	(k)	1,715	1,700,664
2.750%	02/15/24		7,300	7,346,766
U.S. Treasury Strips Coupon
2.132%	11/15/28	(k)	1,200	886,436
2.161%	05/15/29	(k)	2,920	2,126,053
2.763%	08/15/29	(k)	1,000	722,674
2.857%	05/15/31	(k)	1,000	685,467
3.019%	11/15/35	(k)	1,500	894,399
3.177%	08/15/40	(k)	2,000	1,027,583

TOTAL U.S. TREASURY OBLIGATIONS (cost $845,204,240)				843,091,959

TOTAL LONG-TERM INVESTMENTS (cost $7,622,323,806)				8,773,909,291

			Shares
SHORT-TERM INVESTMENTS — 16.5%
AFFILIATED MUTUAL FUNDS — 15.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w).			666,763,915	666,763,915
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $685,262,824; includes $684,313,325 of cash collateral for securities on loan)(b)(w)			685,235,641	685,167,118

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,352,026,740)				1,351,931,033

A168

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

			Principal Amount (000)#		Value
REPURCHASE AGREEMENT(m) — 0.2%
Deutsche Bank Securities, Inc., 1.900%, dated 03/29/18, due 04/02/18 in the amount of $15,803,336 (cost $15,800,000)				15,800	$15,800,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) —0.8%
Argentina Treasury Bills
2.820%	05/24/18			100	99,569
2.830%	05/11/18			100	99,679
2.830%	07/13/18			400	396,530
2.839%	06/15/18			142	141,118
2.839%	06/29/18			125	124,066
3.097%	11/16/18			703	689,100
3.100%	09/28/18			200	196,913
3.100%	10/12/18			500	491,609
3.100%	10/26/18			100	98,199
23.621%	09/14/18		ARS	750	37,906
25.450%	09/14/18		ARS	6,500	289,990
25.684%	06/15/18		ARS	1,600	75,893
26.000%	04/13/18		ARS	1,700	83,878
Hellenic Republic Treasury Bills
1.194%	08/31/18		EUR	2,740	3,352,691
Italy Buoni Ordinari del Tesoro
0.565%	04/30/18		EUR	11,400	14,032,797
0.650%	04/13/18		EUR	17,530	21,572,894
Spain Letras del Tesoro
1.065%	04/06/18		EUR	100	123,054
United Kingdom Treasury Bills
0.190%	04/03/18		GBP	900	1,262,697
0.239%	04/20/18		GBP	19,700	27,634,145

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $70,477,438)					70,802,728

U.S. TREASURY OBLIGATIONS(n) —0.0%
U.S. Treasury Bills
1.336%	04/19/18	(h)(k)		16	15,988
1.355%	04/19/18	(k)		90	89,931
1.360%	04/19/18	(k)		9	8,993
1.418%	04/26/18	(h)		467	466,503
1.438%	04/19/18	(k)		25	24,981
1.460%	04/19/18	(k)		27	26,979
1.475%	04/19/18	(k)		69	68,947
1.480%	04/19/18	(k)		264	263,796
1.510%	06/14/18	(k)		500	498,319
1.580%	06/14/18	(k)		1,300	1,295,630

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,760,520)					2,760,067

CERTIFICATES OF DEPOSIT — 0.1%
Barclays Bank PLC
1.940%(cc)	09/04/18			8,300	8,281,143

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CERTIFICATES OF DEPOSIT (Continued)
Barclays Bank PLC, Certificate of Deposit, 3 Month LIBOR + 0.470%
2.355%(c)	05/17/18		2,000	$2,001,226

TOTAL CERTIFICATES OF DEPOSIT (cost $10,300,000)				10,282,369

BANKERS ACCEPTANCES(n) — 0.4%
Bank Nova Scotia
1.495%	04/09/18	CAD	3,000	2,327,512
Bank of Montreal
1.475%	04/09/18	CAD	1,300	1,008,589
1.483%	04/02/18	CAD	1,800	1,396,898
1.492%	04/05/18	CAD	2,400	1,862,308
1.501%	04/18/18	CAD	700	542,880
Bank of Nova Scotia
1.467%	04/05/18	CAD	3,599	2,792,685
1.467%	04/06/18	CAD	1,601	1,242,264
1.483%	04/02/18	CAD	3,400	2,638,586
Canada Imperial Bank
1.467%	04/12/18	CAD	1,500	1,163,604
1.489%	04/16/18	CAD	6,100	4,731,235
HSBC Bank Canada
1.491%	04/13/18	CAD	400	310,283
1.493%	04/12/18	CAD	100	77,574
1.495%	04/11/18	CAD	500	387,883
1.501%	04/09/18	CAD	300	232,751
National Bank of Canada
1.461%	04/05/18	CAD	100	77,596
1.474%	04/18/18	CAD	200	155,108
Royal Bank of Canada
1.439%	04/05/18	CAD	200	155,192
1.477%	04/09/18	CAD	400	310,335
1.479%	04/06/18	CAD	2,600	2,017,419
1.480%	04/04/18	CAD	2,100	1,629,584
1.482%	04/03/18	CAD	1,300	1,008,831
1.486%	04/12/18	CAD	600	465,442
1.487%	04/18/18	CAD	300	232,663
1.501%	04/16/18	CAD	1,200	930,735
Toronto Dominion Bank
1.479%	04/05/18	CAD	7,300	5,664,519
1.480%	04/04/18	CAD	100	77,599
1.482%	04/03/18	CAD	100	77,602
1.486%	04/02/18	CAD	1,300	1,008,871
1.486%	04/20/18	CAD	800	620,949
1.488%	04/18/18	CAD	600	465,325
1.489%	04/16/18	CAD	1,400	1,085,857

TOTAL BANKERS ACCEPTANCES (cost $36,515,435)				36,698,679

OPTIONS PURCHASED~* — 0.0% (cost $1,257,293)				1,072,820

TOTAL SHORT-TERM INVESTMENTS (cost $1,489,137,426)				1,489,347,696

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 113.9% (cost $9,111,461,232)				10,263,256,987

A169

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value
OPTIONS WRITTEN~* — (0.0)%
(premiums received $2,088,045)	$(1,350,743)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 113.9% (cost $9,109,373,187)	10,261,906,244
Liabilities in excess of other assets(z) — (13.9)%	(1,254,889,229)

NET ASSETS — 100.0%	$9,007,017,015

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $397,985 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $678,414,539; cash collateral of $684,313,325 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(m)	Repurchase agreement is collateralized by U.S. Treasury Bond (coupon rate 2.500%, maturity date 02/15/46), with the aggregate value, including accrued interest, of $16,244,743.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2018.
(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal National Mortgage Assoc. (proceeds receivable $14,902,375)	3.000%	TBA	04/12/18	$(15,400)	$(15,019,813)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.38	305	GBP	381	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.13	305	GBP	381	—
Brent Crude Oil Spread	Call	10/30/18		$2.00	7		7	70
Euro-OAT	Call	05/25/18	EUR	170.00	78	EUR	78	960
10 Year U.S. Treasury Notes Futures	Call	05/25/18		$130.50	25		25	391
10 Year U.S. Treasury Notes Futures	Call	05/25/18		$131.00	4		4	63
10 Year U.S. Treasury Notes Futures	Call	05/25/18		$131.50	179		179	2,797
10 Year U.S. Treasury Notes Futures	Call	05/25/18		$131.50	95		95	1,484
10 Year U.S. Treasury Notes Futures	Call	05/25/18		$132.00	33		33	—
10 Year U.S. Treasury Notes Futures	Call	05/25/18		$133.00	1		1	—
30 Year U.S. Treasury Bonds	Call	05/25/18		$173.00	4		4	63
30 Year U.S. Treasury Bonds	Call	05/25/18		$173.00	6		6	94
30 Year U.S. Treasury Bonds	Call	05/25/18		$174.00	36		36	563
30 Year U.S. Treasury Bonds	Call	05/25/18		$175.00	117		117	1,828
30 Year U.S. Treasury Bonds	Call	05/25/18		$175.00	21		21	328
5 Year Euro-Bobl	Put	05/25/18	EUR	126.50	82	EUR	82	504

A170

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Put	05/25/18		$107.75	82		82	$641
10 Year Euro-Bund	Put	05/25/18	EUR	149.50	202	EUR	202	2,486
10 Year Euro-Bund	Put	05/25/18	EUR	149.50	46	EUR	46	566
10 Year U.S. Treasury Notes Futures	Put	05/25/18		$113.00	29		29	—
30 Year U.S. Ultra Treasury Bonds	Put	05/25/18		$108.00	36		36	—
30 Year U.S. Ultra Treasury Bonds	Put	05/25/18		$110.00	309		309	—

								$12,838

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	03/12/19	3.38	—		2,400	$127,834
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	Morgan Stanley	04/03/18	0.17%	—		37,400	—
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	Morgan Stanley	06/11/18	0.17%	—		24,100	649
Currency Option AUD vs USD	Put	Hong Kong & Shanghai Bank	02/05/19	0.74	—	AUD	10,800	139,036
Currency Option EUR vs USD	Put	Deutsche Bank AG	12/12/18	1.19	—	EUR	9,400	70,327
Currency Option EUR vs USD	Put	Deutsche Bank AG	01/22/19	1.20	—	EUR	4,700	52,758
Currency Option EUR vs USD	Put	Deutsche Bank AG	02/05/19	1.22	—	EUR	8,514	136,030
Currency Option EUR vs USD	Put	Hong Kong & Shanghai Bank	02/05/19	1.22	—	EUR	1,192	19,045
Currency Option GBP vs USD	Put	Citigroup Global Markets	05/04/18	1.32	—	GBP	4,790	1,036
Currency Option USD vs BRL	Put	Hong Kong & Shanghai Bank	03/12/19	3.38	—		2,400	117,348
FNMA TBA 3.50%	Put	JPMorgan Chase	05/07/18	$69.00	—		27,000	—

								$664,063

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 06/19/48	Call	Deutsche Bank AG	06/15/18	2.15%	2.15%(S)	3 Month LIBOR(Q)	2,100	$1,081
10- Year Interest Rate Swap, 07/18/28	Put	Morgan Stanley	07/16/18	2.77%	3 Month LIBOR(Q)	2.77%(S)	8,050	108,268
30- Year Interest Rate Swap, 06/19/48	Put	Deutsche Bank AG	06/15/18	2.15%	3 Month LIBOR(Q)	2.15%(S)	2,100	286,570

								$395,919

Total Options Purchased								$1,072,820

A171

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP 99.50	305	GBP	381	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP 99.00	305	GBP	381	—
10 Year Euro-Bund	Call	05/25/18	EUR 160.00	64	EUR	64	(48,824)
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$121.50	85		85	(26,563)
30 Year U.S. Treasury Bonds	Call	04/20/18	$145.00	24		24	(49,875)
Brent Crude Oil Futures	Call	04/25/18	$69.00	12		12	(23,520)
Brent Crude Oil Futures	Call	04/25/18	$70.50	12		12	(15,240)
Brent Crude Oil Futures	Call	05/25/18	$70.50	12		12	(22,320)
Brent Crude Oil Futures	Call	10/26/18	$74.00	5		5	(10,550)
Brent Crude Oil Futures	Call	10/26/18	$75.00	4		4	(7,600)
Brent Crude Oil Spread	Call	10/30/18	$0.00	7		7	(210)
Natural Gas 3M CSO Futures	Call	09/25/18	$(0.20)	20		20	(600)
WTI Crude Oil Futures	Call	04/17/18	$66.50	12		12	(8,160)
WTI Crude Oil Futures	Call	05/17/18	$65.00	12		12	(25,560)
5 Year Euro-Bobl	Put	05/25/18	EUR 129.00	41	EUR	41	(505)
5 Year Euro-Bobl	Put	05/25/18	EUR 129.50	295	EUR	295	(7,260)
5 Year Euro-Bobl	Put	05/25/18	EUR 130.00	41	EUR	41	(2,270)
10 Year Euro-Bund	Put	05/25/18	EUR 156.50	64	EUR	64	(11,812)
10 Year U.S. Treasury Notes Futures	Put	04/20/18	$120.00	85		85	(7,969)
30 Year U.S. Treasury Bonds	Put	04/20/18	$143.00	18		18	(2,531)
Brent Crude Oil Futures	Put	10/26/18	$55.00	5		5	(6,200)
Brent Crude Oil Futures	Put	10/26/18	$56.00	4		4	(5,680)
Brent Crude Oil Spread	Put	04/27/18	$(2.00)	4		4	(9,960)
Brent Crude Oil Spread	Put	04/27/18	$(3.00)	2		2	(3,100)
Henry Hub Natural Gas Futures	Put	04/25/18	$2.50	290		290	(1,740)
Henry Hub Natural Gas Futures	Put	05/25/18	$2.60	120		120	(3,480)
Henry Hub Natural Gas Futures	Put	05/25/18	$2.65	120		120	(5,148)
Henry Hub Natural Gas Futures	Put	09/25/18	$2.45	90		90	(3,510)
Henry Hub Natural Gas Futures	Put	09/25/18	$2.50	10		10	(490)
Natural Gas 3M CSO Futures	Put	09/25/18	$(0.35)	20		20	(380)
							$(311,057)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs CAD	Call	Goldman Sachs & Co.	06/29/18	1.02	—	AUD	4,700	$(10,295)
Currency Option AUD vs CAD	Call	JPMorgan Chase	06/29/18	1.02	—	AUD	5,644	(12,363)
Currency Option AUD vs USD	Call	Credit Suisse First Boston Corp.	08/16/18	0.80	—	AUD	1,845	(11,570)
Currency Option AUD vs USD	Call	Morgan Stanley	08/16/18	0.80	—	AUD	2,219	(13,910)
Currency Option AUD vs USD	Call	Hong Kong & Shanghai Bank	12/04/18	0.83	—	AUD	10,800	(55,841)
Currency Option EUR vs USD	Call	Deutsche Bank AG	01/22/19	1.33	—	EUR	4,700	(52,899)
Currency Option EUR vs USD	Call	Hong Kong & Shanghai Bank	02/05/19	1.36	—	EUR	1,192	(10,247)
Currency Option EUR vs USD	Call	Deutsche Bank AG	02/05/19	1.36	—	EUR	8,514	(73,189)
Currency Option USD vs MXN	Call	Hong Kong & Shanghai Bank	03/12/19	19.70	—		2,400	(100,020)
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	04/13/18	4.00	—		499	(2,578)
Currency Option USD vs TRY	Call	Deutsche Bank AG	04/20/18	3.99	—		619	(5,326)

A172

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
FNMA TBA 3.50%	Call	JPMorgan Chase	05/07/18	$99.88	—		8,200	$(60,301)
Inflation Cap Option CMS 30-10	Call	Morgan Stanley	04/03/18	0.16%	—		37,400	—
Inflation Cap Option CMS 30-10	Call	Morgan Stanley	06/11/18	0.16%	—		24,100	(419)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	05/16/24	4.00%	—		600	(54)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs & Co.	06/22/35	3.00%	—	EUR	2,000	(11,431)
Currency Option AUD vs CAD	Put	Goldman Sachs & Co.	06/29/18	0.96	—	AUD	4,700	(15,201)
Currency Option AUD vs CAD	Put	JPMorgan Chase	06/29/18	0.96	—	AUD	5,644	(18,254)
Currency Option AUD vs USD	Put	Credit Suisse First Boston Corp.	08/16/18	0.80	—	AUD	1,845	(61,326)
Currency Option AUD vs USD	Put	Morgan Stanley	08/16/18	0.80	—	AUD	2,219	(73,728)
Currency Option CAD vs JPY	Put	Goldman Sachs & Co.	06/19/18	76.70	—	CAD	5,200	(13,500)
Currency Option GBP vs USD	Put	Citigroup Global Markets	05/04/18	1.30	—	GBP	8,026	(715)
Currency Option USD vs CAD	Put	Deutsche Bank AG	04/06/18	1.23	—		5,300	(2)
Currency Option USD vs MXN	Put	Hong Kong & Shanghai Bank	03/12/19	19.70	—		2,400	(165,737)
FNMA TBA 3.50%	Put	JPMorgan Chase	05/07/18	$99.88	—		8,200	(60,301)
Inflation Floor Option CMS 10-2	Put	Morgan Stanley	01/02/20	0.00%	—		57,100	(80,164)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	04/07/20	0.00%	—		4,200	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—		400	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—		700	—
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase	03/24/20	0.00%	—		7,900	(11,280)
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase	10/02/20	0.00%	—		3,500	(7,928)

								$(928,579)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.O.EU.28.V1, 12/20/22	Call	Deutsche Bank AG	04/18/18	0.48%	iTraxx.O.EU.28.V1(Q)	1.00%(Q)	EUR	3,800	$(1,493)
iTraxx.O.EU.28.V1, 12/20/22	Call	Deutsche Bank AG	04/18/18	0.48%	iTraxx.O.EU.28.V1(Q)	1.00%(Q)	EUR	35,100	(13,798)
iTraxx.O.EU.29.V1, 06/20/23	Call	Barclays Capital Group	06/20/18	0.50%	iTraxx.O.EU.29.V1(Q)	1.00%(Q)	EUR	8,400	(3,759)
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	06/20/18	$98.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		14,905	(24,343)
CDX.O.IG.29.V1, 12/20/22	Put	Citigroup Global Markets	04/18/18	0.70%	1.00%(Q)	CDX.O. IG.29.V1(Q)		8,600	(2,722)
CDX.O.IG.29.V1, 12/20/22	Put	Citigroup Global Markets	04/18/18	0.85%	1.00%(Q)	CDX.O. IG.29.V1(Q)		8,800	(996)
CDX.O.IG.29.V1, 12/20/22	Put	Credit Suisse First Boston Corp.	05/16/18	0.80%	1.00%(Q)	CDX.O. IG.29.V1(Q)		2,000	(1,051)
CDX.O.IG.29.V1, 12/20/22	Put	Credit Suisse First Boston Corp.	05/16/18	0.80%	1.00%(Q)	CDX.O. IG.29.V1(Q)		2,600	(1,366)

A173

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.O.IG.30.V1, 06/20/23	Put	Bank of America	05/16/18	0.85%	1.00%(Q)	CDX.O. IG.30.V1(Q)		1,200	$(862)
CDX.O.IG.30.V1, 06/20/23	Put	Bank of America	05/16/18	0.85%	1.00%(Q)	CDX.O. IG.30.V1(Q)		1,800	(1,293)
CDX.O.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	06/20/18	0.90%	1.00%(Q)	CDX.O. IG.30.V1(Q)		1,200	(1,391)
CDX.O.IG.30.V1, 06/20/23	Put	Goldman Sachs & Co.	06/20/18	0.85%	1.00%(Q)	CDX.O. IG.30.V1(Q)		1,200	(1,682)
CDX.O.IG.30.V1, 06/20/23	Put	Bank of America	06/20/18	0.90%	1.00%(Q)	CDX.O. IG.30.V1(Q)		1,400	(1,622)
CDX.O.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	06/20/18	0.90%	1.00%(Q)	CDX.O. IG.30.V1(Q)		1,600	(1,854)
CDX.O.IG.30.V1, 06/20/23	Put	Bank of America	06/20/18	0.90%	1.00%(Q)	CDX.O. IG.30.V1(Q)		1,700	(1,970)
CDX.O.IG.30.V1, 06/20/23	Put	Goldman Sachs & Co.	06/20/18	0.85%	1.00%(Q)	CDX.O. IG.30.V1(Q)		1,800	(2,523)
CDX.O.IG.30.V1, 06/20/23	Put	JPMorgan Chase	06/20/18	0.90%	1.00%(Q)	CDX.O. IG.30.V1(Q)		2,100	(2,434)
CDX.O.IG.30.V1, 06/20/23	Put	BNP Paribas	06/20/18	0.90%	1.00%(Q)	CDX.O. IG.30.V1(Q)		2,400	(6,618)
CDX.O.IG.30.V1, 06/20/23	Put	JPMorgan Chase	06/20/18	0.90%	1.00%(Q)	CDX.O. IG.30.V1(Q)		2,800	(3,245)
CDX.O.IG.30.V1, 06/20/23	Put	BNP Paribas	06/20/18	0.90%	1.00%(Q)	CDX.O. IG.30.V1(Q)		2,900	(7,996)
CDX.O.IG.30.V1, 06/20/23	Put	Barclays Capital Group	07/18/18	0.95%	1.00%(Q)	CDX.O. IG.30.V1(Q)		1,000	(1,720)
CDX.O.IG.30.V1, 06/20/23	Put	Deutsche Bank AG	07/18/18	0.95%	1.00%(Q)	CDX.O. IG.30.V1(Q)		1,100	(1,829)
CDX.O.IG.30.V1, 06/20/23	Put	Deutsche Bank AG	07/18/18	0.95%	1.00%(Q)	CDX.O. IG.30.V1(Q)		2,600	(4,323)
iTraxx.O.EU.28.V1, 12/20/22	Put	Deutsche Bank AG	04/18/18	0.70%	1.00%(Q)	iTraxx.O.EU.28.V1(Q)	EUR	3,800	(633)
iTraxx.O.EU.28.V1, 12/20/22	Put	Deutsche Bank AG	04/18/18	0.70%	1.00%(Q)	iTraxx.O.EU.28.V1(Q)	EUR	35,100	(5,847)
iTraxx.O.EU.29.V1, 06/20/23	Put	Barclays Capital Group	06/20/18	0.80%	1.00%(Q)	iTraxx.O.EU.29.V1(Q)	EUR	8,400	(13,737)

									$(111,107)

Total Options Written									$(1,350,743)

Financial futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4	90 Day Euro Dollar	Jun. 2018	$977,000	$(2,300)
814	90 Day Euro Dollar	Sep. 2018	198,666,875	(666,300)
4	90 Day Euro Dollar	Dec. 2018	975,050	(1,950)
1,043	90 Day Euro Dollar	Mar. 2019	253,996,575	(247,319)
4	90 Day Euro Dollar	Jun. 2019	973,250	(2,450)
4	90 Day Euro Dollar	Sep. 2019	972,750	(2,450)
426	90 Day Euro Dollar	Dec. 2019	103,533,975	29,050
164	90 Day Euro Dollar	Dec. 2020	39,837,650	39,775
1,583	90 Day Sterling	Dec. 2018	274,619,718	(487,997)
239	2 Year U.S. Treasury Notes	Jun. 2018	50,813,641	9,130
593	5 Year Euro-Bobl	Jun. 2018	95,767,555	404,215

A174

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Financial futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
4,163	5 Year U.S. Treasury Notes	Jun. 2018	$476,500,885	$2,201,729
100	10 Year Australian Treasury Bonds	Jun. 2018	75,088,173	163,847
194	10 Year Canadian Government Bonds	Jun. 2018	20,067,823	217,588
248	10 Year Euro-Bund.	Jun. 2018	48,650,367	541,509
30	10 Year Japanese Bonds	Jun. 2018	42,530,896	40,881
1,848	10 Year U.S. Treasury Notes	Jun. 2018	223,867,876	1,795,025
44	10 Year U.S. Ultra Treasury Notes	Jun. 2018	5,713,813	119,282
153	20 Year U.S. Treasury Bonds	Jun. 2018	22,433,625	412,625
30	30 Year Euro Buxl	Jun. 2018	6,104,761	170,615
1,062	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	170,417,812	6,445,640
118	Euro-OAT	Jun. 2018	22,445,423	418,476
930	MSCI EAFE Index	Jun. 2018	93,027,900	(1,652,000)
206	Russell 2000 Mini Index	Jun. 2018	15,771,360	(722,335)
1,513	S&P 500 E-Mini Index	Jun. 2018	199,942,950	(11,048,683)

				(1,824,397)

Short Positions:
810	90 Day Euro Dollar	Sep. 2019	196,981,875	887,994
1,039	90 Day Euro Dollar	Mar. 2020	252,489,988	(77,719)
422	90 Day Euro Dollar	Dec. 2020	102,509,075	(84,400)
164	90 Day Euro Dollar	Dec. 2021	39,827,400	(50,025)
1,583	90 Day Sterling	Dec. 2019	273,897,911	599,044
787	2 Year U.S. Treasury Notes	Jun. 2018	167,323,579	(73,329)
15	10 Year Australian Treasury Bonds	Jun. 2018	11,263,226	(27,179)
40	10 Year Japanese Bonds	Jun. 2018	56,707,861	(112,307)
277	10 Year U.K. Gilt	Jun. 2018	47,731,550	(639,303)
263	10 Year U.S. Treasury Notes	Jun. 2018	31,859,984	(183,622)
288	20 Year U.S. Treasury Bonds	Jun. 2018	42,228,000	(1,162,968)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	481,406	(15,797)
17	Euro-BTP Italian Government Bond	Jun. 2018	2,359,095	(4,184)
56	Euro-BTP Italian Government Bond	Jun. 2018	9,563,362	(177,271)
78	Euro-OAT	Jun. 2018	14,836,805	(300,316)

				(1,421,382)

				$(3,245,779)

Commodity futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
13	Brent (ICE) Calendar Swap	Jul. 2018	$52,520	$(12,700)
13	Brent (ICE) Calendar Swap	Aug. 2018	54,340	(10,880)
13	Brent (ICE) Calendar Swap	Sep. 2018	56,030	(9,190)
13	Brent (ICE) Calendar Swap	Oct. 2018	57,330	(7,890)
13	Brent (ICE) Calendar Swap	Nov. 2018	59,020	(6,200)
13	Brent (ICE) Calendar Swap	Dec. 2018	60,320	(4,900)
1	Brent (ICE) Calendar Swap	Jan. 2019	4,770	(530)
1	Brent (ICE) Calendar Swap	Feb. 2019	4,850	(450)
1	Brent (ICE) Calendar Swap	Mar. 2019	4,920	(380)
1	Brent (ICE) Calendar Swap	Apr. 2019	4,920	(380)
1	Brent (ICE) Calendar Swap	May 2019	5,050	(250)
1	Brent (ICE) Calendar Swap	Jun. 2019	5,120	(180)
1	Brent (ICE) Calendar Swap	Jul. 2019	5,170	(130)
1	Brent (ICE) Calendar Swap	Aug. 2019	5,200	(100)
1	Brent (ICE) Calendar Swap	Sep. 2019	5,160	(140)

A175

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Commodity futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
1	Brent (ICE) Calendar Swap	Oct. 2019	$5,090	$(210)
1	Brent (ICE) Calendar Swap	Nov. 2019	5,060	(240)
1	Brent (ICE) Calendar Swap	Dec. 2019	5,140	(160)
3	Brent Crude	Jun. 2018	208,020	(809)
8	Brent Crude	Jul. 2018	550,800	26,505
19	Brent Crude	Sep. 2018	1,290,290	6,090
37	Brent Crude	Dec. 2018	2,467,160	86,297
53	Brent Crude	Dec. 2019	3,320,450	168,023
57	Brent Crude	Dec. 2020	3,405,750	83,871
13	Brent Dubai (ICE) Calendar Swap	Jul. 2018	37,583	14,343
13	Brent Dubai (ICE) Calendar Swap	Aug. 2018	37,596	14,356
13	Brent Dubai (ICE) Calendar Swap	Sep. 2018	37,713	14,473
13	Brent Dubai (ICE) Calendar Swap	Oct. 2018	37,726	14,486
13	Brent Dubai (ICE) Calendar Swap	Nov. 2018	38,129	14,889
13	Brent Dubai (ICE) Calendar Swap	Dec. 2018	39,039	15,799
5	Chicago Ethanol (Platts) Swap	Apr. 2018	306,600	4,515
6	Chicago Ethanol (Platts) Swap	May 2018	370,440	6,825
6	Chicago Ethanol (Platts) Swap	Jun. 2018	371,700	8,085
1	Chicago Ethanol (Platts) Swap	Sep. 2018	62,370	(525)
65	Corn	Dec. 2018	1,337,375	29,387
5	Cotton No. 2	Dec. 2018	194,325	(1,383)
1	Gasoline RBOB	May 2018	84,865	1,216
5	Gasoline RBOB	Jun. 2018	425,250	19,435
2	Gasoline RBOB	Sep. 2018	166,295	8,927
1	Hard Red Winter Wheat	Jul. 2018	24,313	(493)
12	Henry Hub Natural Gas Swap	May 2018	81,990	(7,940)
12	Henry Hub Natural Gas Swap	Jun. 2018	83,340	(6,590)
12	Henry Hub Natural Gas Swap	Jul. 2018	84,960	(4,970)
12	Henry Hub Natural Gas Swap	Aug. 2018	85,410	(4,520)
12	Henry Hub Natural Gas Swap	Sep. 2018	84,990	(4,940)
12	Henry Hub Natural Gas Swap	Oct. 2018	85,380	(4,550)
12	Henry Hub Natural Gas Swap	Nov. 2018	86,670	(3,260)
12	Henry Hub Natural Gas Swap	Dec. 2018	90,360	430
2	Live Cattle	Aug. 2018	81,180	(10,805)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2018	5,280	(820)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2018	5,260	(840)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2018	5,360	(740)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2018	5,420	(680)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2018	5,260	(840)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2018	5,080	(1,020)
9	LME Copper	May 2018	1,507,894	(89,919)
2	LME Copper	Jul. 2018	336,163	488
4	LME Copper	Dec. 2018	677,550	(36,970)
5	LME Lead	Sep. 2018	299,531	(3,832)
1	LME Nickel	May 2018	79,650	(3,066)
8	LME Zinc	Sep. 2018	653,500	(4,300)
11	Low Sulphur Gas Oil	Sep. 2018	669,075	37,095
38	Low Sulphur Gas Oil	Dec. 2018	2,284,750	258,397
21	Natural Gas	Sep. 2018	594,930	(3,902)
60	Natural Gas	Oct. 2018	1,707,600	19,084
29	Natural Gas	Feb. 2019	887,110	(14,642)
1	Natural Gas	May 2019	26,340	(221)
4	No. 2 Soft Red Winter Wheat	Jul. 2018	93,700	(728)
1	NY Harbor ULSD	May 2018	84,882	2,339
1	NY Harbor ULSD	Jul. 2018	84,798	(65)
5	NY Harbor ULSD	Sep. 2018	423,885	22,400
4	NY Harbor ULSD	Dec. 2018	338,806	5,921

A176

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Commodity futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
2	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Apr. 2018	$66,360	$1,680
2	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	May 2018	64,575	(105)
2	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Jun. 2018	63,840	(840)
3	Soybean	May 2018	156,713	107
12	Soybean	Nov. 2018	628,650	5,872
15	Soybean Oil	May 2018	286,830	(8,658)
7	White Sugar	May 2018	122,920	(2,863)
26	White Sugar	Aug. 2018	445,640	(21,175)
5	WTI Crude	May 2018	324,700	(1,470)
42	WTI Crude	Oct. 2018	2,642,640	172,707
18	WTI Crude	Nov. 2018	1,123,200	77,306
38	WTI Crude	Mar. 2019	2,298,240	78,011
173	WTI Crude	Jun. 2019	10,260,630	647,813
26	WTI Crude	Sep. 2019	1,513,720	6,187
19	WTI Crude	Sep. 2019	1,106,180	81,776
15	WTI Crude	Mar. 2020	847,200	69,609
23	WTI Crude	Jun. 2020	1,280,870	66,243
13	WTI Crude	Dec. 2021	682,240	2,601
11	WTI Houston (Argus) vx. WTI Trade Month	Jul. 2018	26,180	(2,820)
11	WTI Houston (Argus) vx. WTI Trade Month	Aug. 2018	25,630	(3,370)
11	WTI Houston (Argus) vx. WTI Trade Month	Sep. 2018	25,080	(3,920)
11	WTI Houston (Argus) vx. WTI Trade Month	Oct. 2018	25,080	(3,920)
11	WTI Houston (Argus) vx. WTI Trade Month	Nov. 2018	25,630	(3,370)
11	WTI Houston (Argus) vx. WTI Trade Month	Dec. 2018	26,180	(2,820)
1	WTI Houston (Argus) vx. WTI Trade Month	Jan. 2019	2,250	(500)
1	WTI Houston (Argus) vx. WTI Trade Month	Feb. 2019	2,350	(400)
1	WTI Houston (Argus) vx. WTI Trade Month	Mar. 2019	2,450	(300)
1	WTI Houston (Argus) vx. WTI Trade Month	Apr. 2019	2,450	(300)
1	WTI Houston (Argus) vx. WTI Trade Month	May 2019	2,450	(300)
1	WTI Houston (Argus) vx. WTI Trade Month	Jun. 2019	2,450	(300)
1	WTI Houston (Argus) vx. WTI Trade Month	Jul. 2019	2,400	(350)
1	WTI Houston (Argus) vx. WTI Trade Month	Aug. 2019	2,400	(350)
1	WTI Houston (Argus) vx. WTI Trade Month	Sep. 2019	2,400	(350)
1	WTI Houston (Argus) vx. WTI Trade Month	Oct. 2019	2,400	(350)
1	WTI Houston (Argus) vx. WTI Trade Month	Nov. 2019	2,400	(350)
1	WTI Houston (Argus) vx. WTI Trade Month	Dec. 2019	2,400	(350)
1	WTI Light Sweet Crude Oil	Dec. 2018	61,910	349
2	WTI Light Sweet Crude Oil	Jun. 2019	118,620	4,482
1	WTI Midland (Argus) vs. WTI Financial Futures	Jul. 2018	3,990	2,740
1	WTI Midland (Argus) vs. WTI Financial Futures	Aug. 2018	4,260	3,010
1	WTI Midland (Argus) vs. WTI Financial Futures	Sep. 2018	4,350	3,100
1	WTI Midland (Argus) vs. WTI Financial Futures	Oct. 2018	4,750	3,500
1	WTI Midland (Argus) vs. WTI Financial Futures	Nov. 2018	4,830	3,580
1	WTI Midland (Argus) vs. WTI Financial Futures	Dec. 2018	4,590	3,340

				1,789,878

Short Positions:
1	Brent (ICE) Calendar Swap	Jun. 2018	68,340	840
14	Brent Crude	Mar. 2019	918,120	(15,609)
76	Brent Crude	Jun. 2019	4,903,520	(257,396)
6	Brent Crude	Sep. 2019	381,780	(16,831)
22	Brent Crude	Jun. 2020	1,345,080	(134,973)
18	Brent Crude	Dec. 2021	1,044,360	(32,377)
14	Brent Crude	Dec. 2022	802,200	(24,836)
2	Cocoa	May 2018	51,120	(4,236)

A177

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Commodity futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
5	Cocoa	Sep. 2018	$129,750	$(6,164)
1	Coffee ’C’	May 2018	44,306	1,050
14	Coffee ’C’	Sep. 2018	642,338	17,005
16	Copper	May 2018	1,210,200	82,933
5	Copper	Jul. 2018	380,750	(396)
9	Copper	Sep. 2018	689,513	19,892
11	Copper	Dec. 2018	848,513	47,868
35	Corn	May 2018	678,563	(45,486)
53	Corn	Jul. 2018	1,050,063	(6,884)
62	Corn	Sep. 2018	1,250,075	(25,864)
1	Cotton No. 2	May 2018	40,730	340
21	Gold 100 OZ	Jun. 2018	2,787,330	7,426
2	Hard Red Winter Wheat	May 2018	46,725	6,703
12	Henry Hub LD1 Fixed Price	May 2018	81,990	7,718
12	Henry Hub LD1 Fixed Price	Jun. 2018	83,340	6,368
12	Henry Hub LD1 Fixed Price	Jul. 2018	84,960	4,748
12	Henry Hub LD1 Fixed Price	Aug. 2018	85,410	4,298
12	Henry Hub LD1 Fixed Price	Sep. 2018	84,990	4,718
12	Henry Hub LD1 Fixed Price	Oct. 2018	85,380	4,328
12	Henry Hub LD1 Fixed Price	Nov. 2018	86,670	3,038
12	Henry Hub LD1 Fixed Price	Dec. 2018	90,360	(652)
4	Live Cattle	Jun. 2018	164,120	22,398
1	LME PRI Aluminum	May 2018	49,906	969
13	LME PRI Aluminum	Sep. 2018	654,956	29,857
2	LME Zinc	May 2018	163,900	4,938
19	Low Sulphur Gas Oil	Jun. 2018	1,166,600	(48,216)
19	Low Sulphur Gas Oil	Jun. 2019	1,121,475	(125,802)
39	Natural Gas	May 2018	1,065,870	31,602
4	Natural Gas	Jun. 2018	111,120	(965)
30	Natural Gas	Jul. 2018	849,600	(14,241)
4	Natural Gas	Aug. 2018	113,880	(1,756)
6	Natural Gas	Jan. 2019	185,700	942
1	Natural Gas	Apr. 2019	26,650	291
9	No. 2 Soft Red Winter Wheat	May 2018	202,950	17,216
4	NY Harbor ULSD	Jul. 2018	339,024	(6,218)
2	Nymex Natural Gas Penultimate	May 2018	54,660	(1,260)
7	Platinum	Jul. 2018	326,410	7,469
8	Silver	May 2018	650,720	13,455
5	Soybean Meal	May 2018	192,000	(1,829)
12	Sugar #11 (World)	May 2018	165,984	15,910
26	Sugar #11 (World)	Jul. 2018	362,835	25,323
41	Sugar #11 (World)	Oct. 2018	590,990	50,898
28	WTI Crude	Jun. 2018	1,816,360	(100,664)
9	WTI Crude	Jul. 2018	580,860	(30,745)
4	WTI Crude	Aug. 2018	256,160	(11,248)
40	WTI Crude	Sep. 2018	2,539,200	(9,266)
96	WTI Crude	Dec. 2018	5,943,360	(117,763)
21	WTI Crude	Feb. 2019	1,279,740	(73,136)
4	WTI Crude	Apr. 2019	240,240	(8,821)
72	WTI Crude	Dec. 2019	4,130,640	(181,672)
66	WTI Crude	Dec. 2020	3,587,760	(105,752)
8	WTI Crude	Dec. 2022	412,960	3,415

				(967,102)

				$822,776

A178

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Commodity futures contracts outstanding at March 31, 2018 (continued):

Cash and foreign currency of $508,069 and cash of $2,880,678 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, and securities with combined market values of $6,057,204 and $20,908,224 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/05/18	Citigroup Global Markets	ARS	14,811	$720,010	$732,920	$12,910	$—
Expiring 04/26/18	Hong Kong & Shanghai Bank	ARS	2,976	144,161	145,642	1,481	—
Expiring 05/02/18	Hong Kong & Shanghai Bank	ARS	14,811	722,328	722,574	246	—
Expiring 05/23/18	BNP Paribas	ARS	75,346	3,598,164	3,634,958	36,794	—
Expiring 05/23/18	Morgan Stanley	ARS	11,906	567,758	574,385	6,627	—
Expiring 06/21/18	BNP Paribas	ARS	948	47,305	44,990	—	(2,315)
Expiring 06/21/18	BNP Paribas	ARS	594	29,641	28,191	—	(1,450)
Expiring 08/22/18	Morgan Stanley	ARS	1,536	74,096	70,572	—	(3,524)
Expiring 08/22/18	Societe Generale	ARS	1,510	72,771	69,377	—	(3,394)
Expiring 08/27/18	Citigroup Global Markets	ARS	2,292	111,000	105,044	—	(5,956)
Expiring 08/27/18	Hong Kong & Shanghai Bank	ARS	4,697	227,000	215,237	—	(11,763)
Australian Dollar,
Expiring 04/04/18	Deutsche Bank AG	AUD	7,674	5,938,909	5,894,026	—	(44,883)
Expiring 04/04/18	Goldman Sachs & Co.	AUD	2,739	2,129,479	2,103,692	—	(25,787)
Expiring 04/04/18	JPMorgan Chase	AUD	5,211	4,029,884	4,002,315	—	(27,569)
Expiring 04/04/18	JPMorgan Chase	AUD	2,062	1,609,580	1,583,722	—	(25,858)
Expiring 08/20/18	BNP Paribas	AUD	1,393	1,087,654	1,070,588	—	(17,066)
Expiring 12/06/18	Hong Kong & Shanghai Bank	AUD	3,390	2,694,033	2,607,934	—	(86,099)
Expiring 02/07/19	Hong Kong & Shanghai Bank	AUD	1,790	1,423,050	1,377,942	—	(45,108)
Brazilian Real,
Expiring 04/03/18	BNP Paribas	BRL	12,951	3,975,617	3,921,109	—	(54,508)
Expiring 04/03/18	Citigroup Global Markets	BRL	7,300	2,244,772	2,210,257	—	(34,515)
Expiring 04/03/18	Goldman Sachs & Co.	BRL	8,900	2,692,645	2,694,697	2,052	—
Expiring 04/03/18	JPMorgan Chase	BRL	5,628	1,721,946	1,704,020	—	(17,926)
Expiring 05/03/18	Goldman Sachs & Co.	BRL	8,900	2,686,144	2,688,111	1,967	—
Expiring 05/03/18	Hong Kong & Shanghai Bank	BRL	2,202	669,000	665,186	—	(3,814)
British Pound,
Expiring 04/04/18	Citigroup Global Markets	GBP	4,877	6,806,471	6,844,149	37,678	—
Expiring 04/04/18	Citigroup Global Markets	GBP	927	1,287,660	1,300,908	13,248	—
Expiring 04/04/18	Goldman Sachs & Co.	GBP	2,049	2,843,699	2,875,469	31,770	—
Expiring 04/04/18	Hong Kong & Shanghai Bank	GBP	37,859	53,831,069	53,129,518	—	(701,551)
Expiring 04/04/18	Hong Kong & Shanghai Bank	GBP	9,091	12,926,338	12,757,876	—	(168,462)
Expiring 04/04/18	Hong Kong & Shanghai Bank	GBP	3,858	5,439,624	5,414,134	—	(25,490)
Expiring 04/04/18	JPMorgan Chase	GBP	13,945	19,203,250	19,569,749	366,499	—
Expiring 04/04/18	JPMorgan Chase	GBP	3,774	5,298,637	5,296,252	—	(2,385)
Expiring 04/04/18	JPMorgan Chase	GBP	2,124	2,952,967	2,980,721	27,754	—
Expiring 04/04/18	JPMorgan Chase	GBP	1,227	1,720,694	1,721,914	1,220	—
Canadian Dollar,
Expiring 04/04/18	Goldman Sachs & Co.	CAD	7,996	6,213,724	6,207,114	—	(6,610)
Expiring 04/04/18	Hong Kong & Shanghai Bank	CAD	1,158	898,257	898,930	673	—
Expiring 04/04/18	JPMorgan Chase	CAD	35,803	27,814,636	27,793,057	—	(21,579)
Expiring 04/04/18	JPMorgan Chase	CAD	5,923	4,601,461	4,597,891	—	(3,570)
Expiring 04/04/18	JPMorgan Chase	CAD	2,844	2,198,649	2,207,733	9,084	—
Expiring 04/09/18	UBS AG	CAD	624	500,452	484,358	—	(16,094)
Expiring 05/03/18	Hong Kong & Shanghai Bank	CAD	7,996	6,218,987	6,210,589	—	(8,398)
Expiring 05/03/18	JPMorgan Chase	CAD	4,640	3,597,265	3,603,944	6,679	—
Chinese Renminbi,
Expiring 06/20/18	Citigroup Global Markets	CNH	213	33,485	33,828	343	—

A179

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/20/18	Goldman Sachs & Co.	CNH	65,493	$10,308,849	$10,401,490	$92,641	$—
Expiring 06/20/18	Hong Kong & Shanghai Bank	CNH	382	60,907	60,660	—	(247)
Expiring 06/20/18	Standard Chartered PLC	CNH	69,838	11,109,000	11,091,505	—	(17,495)
Expiring 06/20/18	UBS AG	CNH	31,164	4,874,083	4,949,413	75,330	—
Colombian Peso,
Expiring 07/17/18	Goldman Sachs & Co.	COP	7,625,144	2,646,425	2,716,786	70,361	—
Expiring 07/17/18	Goldman Sachs & Co.	COP	5,239,682	1,818,513	1,866,862	48,349	—
Czech Koruna,
Expiring 05/07/18	Standard Chartered PLC	CZK	52,364	2,521,272	2,541,618	20,346	—
Danish Krone,
Expiring 04/03/18	BNP Paribas	DKK	7,152	1,065,357	1,180,853	115,496	—
Expiring 04/03/18	Citigroup Global Markets	DKK	190,707	31,553,137	31,488,443	—	(64,694)
Expiring 04/03/18	Deutsche Bank AG	DKK	20,399	3,255,987	3,368,143	112,156	—
Expiring 04/03/18	JPMorgan Chase	DKK	30,000	4,719,001	4,953,423	234,422	—
Expiring 04/03/18	JPMorgan Chase	DKK	21,760	3,543,060	3,592,883	49,823	—
Expiring 04/03/18	JPMorgan Chase	DKK	9,295	1,505,007	1,534,735	29,728	—
Expiring 04/03/18	JPMorgan Chase	DKK	6,815	1,135,352	1,125,253	—	(10,099)
Expiring 04/03/18	JPMorgan Chase	DKK	3,725	613,826	615,050	1,224	—
Expiring 04/03/18	JPMorgan Chase	DKK	3,430	558,372	566,341	7,969	—
Expiring 04/03/18	Morgan Stanley	DKK	33,598	5,406,477	5,547,476	140,999	—
Expiring 04/03/18	Royal Bank of Canada	DKK	28,730	4,587,947	4,743,728	155,781	—
Expiring 04/03/18	Royal Bank of Canada	DKK	26,974	4,321,114	4,453,831	132,717	—
Expiring 04/03/18	UBS AG	DKK	41,174	6,574,894	6,798,439	223,545	—
Expiring 04/03/18	UBS AG	DKK	26,995	4,331,851	4,457,255	125,404	—
Expiring 04/03/18	UBS AG	DKK	1,400	235,017	231,160	—	(3,857)
Expiring 07/02/18	UBS AG	DKK	39,590	6,347,771	6,583,081	235,310	—
Euro,
Expiring 04/04/18	BNP Paribas	EUR	1,528	1,894,052	1,880,929	—	(13,123)
Expiring 04/04/18	Citigroup Global Markets	EUR	2,683	3,302,859	3,302,705	—	(154)
Expiring 04/04/18	Credit Suisse First Boston Corp.	EUR	106,275	131,621,201	130,821,449	—	(799,752)
Expiring 04/04/18	Goldman Sachs & Co.	EUR	1,290	1,595,405	1,587,957	—	(7,448)
Expiring 04/04/18	Hong Kong & Shanghai Bank	EUR	18,665	22,780,457	22,976,142	195,685	—
Expiring 04/04/18	JPMorgan Chase	EUR	13,932	17,074,113	17,149,939	75,826	—
Expiring 04/04/18	JPMorgan Chase	EUR	8,471	10,442,304	10,427,586	—	(14,718)
Expiring 04/04/18	JPMorgan Chase	EUR	586	723,349	721,351	—	(1,998)
Expiring 04/04/18	UBS AG	EUR	14,914	18,472,137	18,358,756	—	(113,381)
Expiring 04/26/18	Citigroup Global Markets	EUR	485	605,875	597,698	—	(8,177)
Expiring 04/26/18	Hong Kong & Shanghai Bank	EUR	2,000	2,483,380	2,465,802	—	(17,578)
Expiring 12/14/18	Deutsche Bank AG	EUR	1,410	1,776,882	1,771,964	—	(4,918)
Expiring 01/24/19	Deutsche Bank AG	EUR	2,350	2,955,665	2,964,003	8,338	—
Indian Rupee,
Expiring 06/20/18	UBS AG	INR	171,440	2,630,763	2,602,418	—	(28,345)
Expiring 06/20/18	UBS AG	INR	140,099	2,149,823	2,126,660	—	(23,163)
Indonesian Rupiah,
Expiring 06/20/18	Hong Kong & Shanghai Bank	IDR	14,958,505	1,082,616	1,079,203	—	(3,413)
Expiring 06/20/18	Standard Chartered PLC	IDR	37,336,356	2,692,655	2,693,685	1,030	—
Japanese Yen,
Expiring 04/04/18	JPMorgan Chase	JPY	144,300	1,356,423	1,356,650	227	—
Expiring 04/04/18	Morgan Stanley	JPY	181,000	1,700,489	1,701,690	1,201	—
Expiring 04/04/18	UBS AG	JPY	166,428	1,584,651	1,564,689	—	(19,962)
Expiring 05/02/18	Hong Kong & Shanghai Bank	JPY	172,600	1,628,290	1,625,613	—	(2,677)
Expiring 05/02/18	UBS AG	JPY	181,000	1,726,547	1,704,727	—	(21,820)

A180

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Malaysian Ringgit,
Expiring 06/20/18	Goldman Sachs & Co.	MYR	11,722	$2,983,508	$3,023,103	$39,595	$—
Mexican Peso,
Expiring 05/10/18	BNP Paribas	MXN	50,663	2,741,751	2,768,381	26,630	—
Expiring 05/10/18	BNP Paribas	MXN	22,671	1,229,524	1,238,813	9,289	—
Expiring 05/10/18	Hong Kong & Shanghai Bank	MXN	190,979	10,068,359	10,435,655	367,296	—
Expiring 05/10/18	Hong Kong & Shanghai Bank	MXN	50,058	2,676,922	2,735,322	58,400	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	MXN	9,454	480,000	492,921	12,921	—
New Zealand Dollar,
Expiring 04/04/18	UBS AG	NZD	7,535	5,493,964	5,445,462	—	(48,502)
Norwegian Krone,
Expiring 04/04/18	Citigroup Global Markets	NOK	59,440	7,617,085	7,584,180	—	(32,905)
Expiring 05/03/18	Morgan Stanley	NOK	59,440	7,744,591	7,590,897	—	(153,694)
Peruvian Nuevo Sol,
Expiring 05/21/18	Citigroup Global Markets	PEN	9,161	2,831,000	2,834,635	3,635	—
Expiring 05/21/18	Deutsche Bank AG	PEN	12,210	3,779,000	3,778,006	—	(994)
Expiring 05/21/18	Deutsche Bank AG	PEN	2,875	889,364	889,680	316	—
Russian Ruble,
Expiring 04/10/18	Goldman Sachs & Co.	RUB	6,146	107,000	107,142	142	—
Expiring 04/16/18	Morgan Stanley	RUB	30,904	537,000	538,384	1,384	—
Expiring 04/18/18	Deutsche Bank AG	RUB	186,385	3,278,109	3,246,288	—	(31,821)
Expiring 04/18/18	Deutsche Bank AG	RUB	104,329	1,834,925	1,817,113	—	(17,812)
Expiring 04/26/18	Hong Kong & Shanghai Bank	RUB	186,385	3,263,730	3,243,411	—	(20,319)
Expiring 04/26/18	Hong Kong & Shanghai Bank	RUB	104,329	1,826,876	1,815,502	—	(11,374)
Expiring 05/25/18	Credit Suisse First Boston Corp.	RUB	65,838	1,162,399	1,141,688	—	(20,711)
Expiring 05/25/18	Hong Kong & Shanghai Bank	RUB	482,291	8,317,796	8,363,303	45,507	—
Expiring 05/25/18	Hong Kong & Shanghai Bank	RUB	42,887	739,640	743,687	4,047	—
Expiring 06/07/18	Hong Kong & Shanghai Bank	RUB	292,996	5,130,003	5,073,735	—	(56,268)
South African Rand,
Expiring 05/08/18	Citigroup Global Markets	ZAR	9,910	824,640	832,382	7,742	—
Expiring 05/08/18	Hong Kong & Shanghai Bank	ZAR	2,764	226,547	232,160	5,613	—
South Korean Won,
Expiring 04/30/18	Citigroup Global Markets	KRW	56,578	53,000	53,138	138	—
Expiring 04/30/18	JPMorgan Chase	KRW	51,033	48,000	47,931	—	(69)
Expiring 06/20/18	Hong Kong & Shanghai Bank	KRW	522,558	483,962	491,700	7,738	—
Swedish Krona,
Expiring 04/04/18	Hong Kong & Shanghai Bank	SEK	104,175	12,701,898	12,481,723	—	(220,175)
Swiss Franc,
Expiring 04/04/18	JPMorgan Chase	CHF	5,079	5,374,776	5,315,374	—	(59,402)
Turkish Lira,
Expiring 05/22/18	UBS AG	TRY	19,736	5,038,131	4,921,033	—	(117,098)

				$648,460,927	$648,428,416	3,301,326	(3,333,837)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/05/18	Hong Kong & Shanghai Bank	ARS	14,811	$731,334	$732,920	$ —	$(1,586)
Australian Dollar,
Expiring 04/04/18	JPMorgan Chase	AUD	9,223	7,110,784	7,083,736	27,048	—
Expiring 04/04/18	Standard Chartered PLC	AUD	7,674	5,997,515	5,894,026	103,489	—
Expiring 05/03/18	Citigroup Global Markets	AUD	3,807	2,918,287	2,924,041	—	(5,754)

A181

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/03/18	Deutsche Bank AG	AUD	7,674	$ 5,939,538	$ 5,894,168	$ 45,370	$—
Brazilian Real,
Expiring 04/03/18	Credit Suisse First Boston Corp.	BRL	677	208,000	204,991	3,009	—
Expiring 04/03/18	Goldman Sachs & Co.	BRL	9,002	2,781,000	2,725,441	55,559	—
Expiring 04/03/18	Goldman Sachs & Co.	BRL	8,900	2,693,705	2,694,698	—	(993)
Expiring 04/03/18	Morgan Stanley	BRL	9,200	2,904,866	2,785,530	119,336	—
Expiring 04/03/18	Morgan Stanley	BRL	7,000	2,190,101	2,119,425	70,676	—
Expiring 05/03/18	BNP Paribas	BRL	12,951	3,964,238	3,911,525	52,713	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	BRL	1,620	480,000	476,557	3,443	—
British Pound,
Expiring 04/03/18	JPMorgan Chase	GBP	900	1,251,925	1,262,964	—	(11,039)
Expiring 04/04/18	Citigroup Global Markets	GBP	50,333	70,788,860	70,634,936	153,924	—
Expiring 04/04/18	Citigroup Global Markets	GBP	19,068	26,817,435	26,759,123	58,312	—
Expiring 04/04/18	Citigroup Global Markets	GBP	6,472	9,051,449	9,082,497	—	(31,048)
Expiring 04/20/18	Barclays Capital Group	GBP	15,200	21,259,685	21,345,427	—	(85,742)
Expiring 04/20/18	Barclays Capital Group	GBP	2,700	3,778,765	3,791,622	—	(12,857)
Expiring 04/20/18	Citigroup Global Markets	GBP	1,800	2,518,799	2,527,748	—	(8,949)
Expiring 04/26/18	Toronto Dominion	GBP	5,196	7,400,637	7,299,008	101,629	—
Expiring 05/03/18	Hong Kong & Shanghai Bank	GBP	37,859	53,896,224	53,193,971	702,253	—
Expiring 05/03/18	Hong Kong & Shanghai Bank	GBP	9,091	12,941,984	12,773,353	168,631	—
Canadian Dollar,
Expiring 04/02/18	Goldman Sachs & Co.	CAD	5,200	4,032,401	4,036,485	—	(4,084)
Expiring 04/02/18	JPMorgan Chase	CAD	1,300	1,004,256	1,009,121	—	(4,865)
Expiring 04/03/18	UBS AG	CAD	1,400	1,085,413	1,086,767	—	(1,354)
Expiring 04/04/18	Hong Kong & Shanghai Bank	CAD	27,994	22,182,250	21,731,107	451,143	—
Expiring 04/04/18	Hong Kong & Shanghai Bank	CAD	7,996	6,215,796	6,207,114	8,682	—
Expiring 04/04/18	Hong Kong & Shanghai Bank	CAD	5,923	4,693,344	4,597,891	95,453	—
Expiring 04/04/18	JPMorgan Chase	CAD	2,999	2,337,301	2,328,056	9,245	—
Expiring 04/04/18	UBS AG	CAD	5,454	4,185,333	4,233,816	—	(48,483)
Expiring 04/04/18	UBS AG	CAD	2,200	1,705,707	1,707,810	—	(2,103)
Expiring 04/05/18	Citigroup Global Markets	CAD	200	152,856	155,259	—	(2,403)
Expiring 04/05/18	Citigroup Global Markets	CAD	100	76,428	77,629	—	(1,201)
Expiring 04/05/18	Goldman Sachs & Co.	CAD	6,400	4,960,633	4,968,272	—	(7,639)
Expiring 04/05/18	Goldman Sachs & Co.	CAD	2,899	2,238,334	2,250,472	—	(12,138)
Expiring 04/05/18	Goldman Sachs & Co.	CAD	900	697,589	698,663	—	(1,074)
Expiring 04/05/18	Goldman Sachs & Co.	CAD	700	540,474	543,405	—	(2,931)
Expiring 04/05/18	JPMorgan Chase	CAD	2,400	1,869,719	1,863,102	6,617	—
Expiring 04/06/18	Goldman Sachs & Co.	CAD	3,500	2,702,776	2,717,077	—	(14,301)
Expiring 04/06/18	Goldman Sachs & Co.	CAD	701	541,327	544,191	—	(2,864)
Expiring 04/09/18	Goldman Sachs & Co.	CAD	3,000	2,340,342	2,329,060	11,282	—
Expiring 04/09/18	Goldman Sachs & Co.	CAD	1,300	1,014,148	1,009,259	4,889	—
Expiring 04/09/18	Goldman Sachs & Co.	CAD	400	309,037	310,541	—	(1,504)
Expiring 04/09/18	JPMorgan Chase	CAD	300	233,706	232,906	800	—
Expiring 04/11/18	Hong Kong & Shanghai Bank	CAD	300	231,940	232,915	—	(975)
Expiring 04/11/18	Hong Kong & Shanghai Bank	CAD	200	154,626	155,276	—	(650)
Expiring 04/12/18	Goldman Sachs & Co.	CAD	600	467,800	465,839	1,961	—
Expiring 04/12/18	Goldman Sachs & Co.	CAD	100	77,320	77,640	—	(320)
Expiring 04/12/18	JPMorgan Chase	CAD	1,000	771,443	776,398	—	(4,955)
Expiring 04/12/18	JPMorgan Chase	CAD	500	385,722	388,200	—	(2,478)
Expiring 04/13/18	Hong Kong & Shanghai Bank	CAD	300	231,977	232,925	—	(948)
Expiring 04/13/18	Hong Kong & Shanghai Bank	CAD	100	77,325	77,641	—	(316)
Expiring 04/16/18	Hong Kong & Shanghai Bank	CAD	2,800	2,145,078	2,174,087	—	(29,009)

A182

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/16/18	Hong Kong & Shanghai Bank	CAD	1,300	$ 995,929	$ 1,009,397	$ —	$ (13,468)
Expiring 04/16/18	JPMorgan Chase	CAD	2,500	1,910,784	1,941,149	—	(30,365)
Expiring 04/16/18	JPMorgan Chase	CAD	2,100	1,605,058	1,630,565	—	(25,507)
Expiring 04/18/18	Citigroup Global Markets	CAD	1,300	995,152	1,009,437	—	(14,285)
Expiring 04/18/18	Citigroup Global Markets	CAD	300	229,836	232,947	—	(3,111)
Expiring 04/18/18	Citigroup Global Markets	CAD	200	153,224	155,298	—	(2,074)
Expiring 04/20/18	Citigroup Global Markets	CAD	800	612,422	621,216	—	(8,794)
Expiring 05/03/18	JPMorgan Chase	CAD	35,803	27,829,771	27,808,620	21,151	—
Expiring 05/03/18	JPMorgan Chase	CAD	5,923	4,603,964	4,600,465	3,499	—
Danish Krone,
Expiring 04/03/18	BNP Paribas	DKK	39,491	5,818,281	6,520,521	—	(702,240)
Expiring 04/03/18	BNP Paribas	DKK	21,432	3,118,957	3,538,758	—	(419,801)
Expiring 04/03/18	BNP Paribas	DKK	3,383	497,807	558,581	—	(60,774)
Expiring 04/03/18	Citigroup Global Markets	DKK	90,991	14,594,443	15,023,818	—	(429,375)
Expiring 04/03/18	Citigroup Global Markets	DKK	56,661	8,319,299	9,355,531	—	(1,036,232)
Expiring 04/03/18	Citigroup Global Markets	DKK	34,007	4,997,029	5,615,036	—	(618,007)
Expiring 04/03/18	Citigroup Global Markets	DKK	15,699	2,286,030	2,592,051	—	(306,021)
Expiring 04/03/18	Citigroup Global Markets	DKK	202	32,115	33,353	—	(1,238)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	108,035	16,019,425	17,838,103	—	(1,818,678)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	76,821	11,191,754	12,684,232	—	(1,492,478)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	3,140	480,894	518,458	—	(37,564)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	1,111	170,151	183,442	—	(13,291)
Expiring 04/03/18	JPMorgan Chase	DKK	38,559	5,638,105	6,366,635	—	(728,530)
Expiring 04/03/18	UBS AG	DKK	39,590	6,307,525	6,536,868	—	(229,343)
Expiring 04/03/18	UBS AG	DKK	3,385	494,873	558,911	—	(64,038)
Expiring 07/02/18	Citigroup Global Markets	DKK	190,707	31,774,464	31,711,054	63,410	—
Expiring 07/02/18	JPMorgan Chase	DKK	39,590	6,086,105	6,583,081	—	(496,976)
Euro,
Expiring 04/04/18	Citigroup Global Markets	EUR	4,352	5,365,410	5,357,202	8,208	—
Expiring 04/04/18	Goldman Sachs & Co.	EUR	16,442	20,331,306	20,239,686	91,620	—
Expiring 04/04/18	Goldman Sachs & Co.	EUR	3,881	4,809,186	4,777,413	31,773	—
Expiring 04/04/18	Goldman Sachs & Co.	EUR	2,043	2,531,607	2,514,881	16,726	—
Expiring 04/04/18	Morgan Stanley	EUR	147,550	182,568,393	181,629,928	938,465	—
Expiring 04/06/18	Citigroup Global Markets	EUR	100	123,408	123,115	293	—
Expiring 04/13/18	Citigroup Global Markets	EUR	2,200	2,719,559	2,709,876	9,683	—
Expiring 04/13/18	Citigroup Global Markets	EUR	1,800	2,231,553	2,217,171	14,382	—
Expiring 04/13/18	Deutsche Bank AG	EUR	14,000	17,291,764	17,244,667	47,097	—
Expiring 04/13/18	Deutsche Bank AG	EUR	1,730	2,136,768	2,130,948	5,820	—
Expiring 04/13/18	JPMorgan Chase	EUR	1,700	2,106,274	2,093,996	12,278	—
Expiring 04/13/18	JPMorgan Chase	EUR	700	867,289	862,233	5,056	—
Expiring 04/13/18	UBS AG	EUR	1,300	1,606,743	1,601,291	5,452	—
Expiring 04/26/18	UBS AG	EUR	36,097	45,004,654	44,503,848	500,806	—
Expiring 04/26/18	UBS AG	EUR	1,097	1,357,730	1,352,398	5,332	—
Expiring 04/30/18	Citigroup Global Markets	EUR	2,000	2,480,500	2,466,515	13,985	—
Expiring 04/30/18	Citigroup Global Markets	EUR	100	124,025	123,326	699	—
Expiring 04/30/18	Morgan Stanley	EUR	3,000	3,727,093	3,699,773	27,320	—
Expiring 04/30/18	Morgan Stanley	EUR	2,400	2,970,314	2,959,818	10,496	—
Expiring 04/30/18	Morgan Stanley	EUR	1,300	1,609,366	1,603,235	6,131	—
Expiring 04/30/18	Morgan Stanley	EUR	1,100	1,366,633	1,356,583	10,050	—
Expiring 04/30/18	Morgan Stanley	EUR	500	618,987	616,629	2,358	—
Expiring 04/30/18	Morgan Stanley	EUR	100	124,064	123,326	738	—
Expiring 04/30/18	UBS AG	EUR	2,405	2,819,444	2,965,519	—	(146,075)

A183

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/30/18	UBS AG	EUR	1,503	$ 1,770,784	$ 1,853,481	$ —	$ (82,697)
Expiring 05/03/18	Credit Suisse First Boston Corp.	EUR	106,275	131,893,796	131,093,023	800,773	—
Expiring 05/03/18	UBS AG	EUR	14,914	18,510,615	18,396,867	113,748	—
Expiring 05/15/18	Deutsche Bank AG	EUR	4,200	5,203,057	5,185,409	17,648	—
Expiring 05/15/18	Deutsche Bank AG	EUR	200	247,765	246,925	840	—
Expiring 08/31/18	Hong Kong & Shanghai Bank	EUR	1,900	2,350,822	2,366,286	—	(15,464)
Expiring 08/31/18	Hong Kong & Shanghai Bank	EUR	840	1,044,311	1,046,148	—	(1,837)
Expiring 12/14/18	Standard Chartered PLC	EUR	1,410	1,776,491	1,771,965	4,526	—
Indian Rupee,
Expiring 06/20/18	Citigroup Global Markets	INR	142,784	2,179,326	2,167,424	11,902	—
Expiring 06/20/18	Citigroup Global Markets	INR	42,636	648,003	647,203	800	—
Indonesian Rupiah,
Expiring 06/20/18	Hong Kong & Shanghai Bank	IDR	2,294,367	166,054	165,530	524	—
Japanese Yen,
Expiring 04/04/18	Hong Kong & Shanghai Bank	JPY	223,524	2,101,989	2,101,483	506	—
Expiring 04/04/18	Morgan Stanley	JPY	310,728	2,919,278	2,921,339	—	(2,061)
Expiring 04/04/18	UBS AG	JPY	181,000	1,723,399	1,701,689	21,710	—
Expiring 05/02/18	UBS AG	JPY	166,428	1,587,546	1,567,482	20,064	—
Malaysian Ringgit,
Expiring 06/20/18	Goldman Sachs & Co.	MYR	11,591	2,951,000	2,989,176	—	(38,176)
Mexican Peso,
Expiring 05/10/18	Hong Kong & Shanghai Bank	MXN	1,906	100,787	104,150	—	(3,363)
New Taiwanese Dollar,
Expiring 06/20/18	BNP Paribas	TWD	4,029	139,388	139,007	381	—
New Zealand Dollar,
Expiring 04/04/18	Hong Kong & Shanghai Bank	NZD	281	206,040	203,076	2,964	—
Expiring 04/04/18	JPMorgan Chase	NZD	7,535	5,525,021	5,445,462	79,559	—
Expiring 05/03/18	UBS AG	NZD	7,535	5,493,105	5,444,989	48,116	—
Norwegian Krone,
Expiring 04/03/18	Citigroup Global Markets	NOK	11,392	1,445,969	1,453,536	—	(7,567)
Expiring 04/04/18	Morgan Stanley	NOK	59,440	7,737,488	7,584,180	153,308	—
Peruvian Nuevo Sol,
Expiring 05/21/18	Citigroup Global Markets	PEN	27,565	8,435,965	8,529,021	—	(93,056)
Expiring 05/21/18	Citigroup Global Markets	PEN	6,375	1,950,898	1,972,418	—	(21,520)
Russian Ruble,
Expiring 04/18/18	Hong Kong & Shanghai Bank	RUB	186,385	3,266,590	3,246,288	20,302	—
Expiring 04/18/18	Hong Kong & Shanghai Bank	RUB	104,329	1,828,477	1,817,113	11,364	—
Expiring 06/07/18	Barclays Capital Group	RUB	147,706	2,592,927	2,557,783	35,144	—
Expiring 06/07/18	Morgan Stanley	RUB	290,243	5,080,299	5,026,054	54,245	—
South African Rand,
Expiring 05/08/18	Citigroup Global Markets	ZAR	2,104	177,183	176,724	459	—
Expiring 05/08/18	Goldman Sachs & Co.	ZAR	9,547	789,000	801,930	—	(12,930)
Expiring 06/12/18	Citigroup Global Markets	ZAR	1,977	164,150	165,298	—	(1,148)
South Korean Won,
Expiring 06/20/18	UBS AG	KRW	2,072,009	1,957,496	1,949,656	7,840	—
Expiring 06/20/18	UBS AG	KRW	597,582	564,555	562,294	2,261	—
Swedish Krona,
Expiring 04/04/18	Goldman Sachs & Co.	SEK	104,175	12,666,584	12,481,723	184,861	—
Expiring 05/03/18	Hong Kong & Shanghai Bank	SEK	104,175	12,728,723	12,507,917	220,806	—
Expiring 05/29/18	Royal Bank of Canada	SEK	308,045	37,598,101	37,057,763	540,338	—
Swiss Franc,
Expiring 04/04/18	Citigroup Global Markets	CHF	5,079	5,378,543	5,315,373	63,170	—

A184

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/03/18	JPMorgan Chase	CHF	5,079	$5,387,593	$5,328,074	$59,519	$—
Thai Baht,
Expiring 06/20/18	Standard Chartered PLC	THB	3,739	117,933	119,923	—	(1,990)
Turkish Lira,
Expiring 04/16/18	Goldman Sachs & Co.	TRY	412	105,000	103,774	1,226	—
Expiring 04/24/18	Deutsche Bank AG	TRY	620	158,000	156,006	1,994	—

				$1,079,613,050	$1,082,308,497	6,589,190	(9,284,637)

						$9,890,516	$(12,618,474)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2018(5)	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
CIT Group, Inc.	06/20/18	5.000	%(Q)		4,470	0.147%	$282,612	$57,974	$(224,638)
Daimler AG	12/20/20	1.000	%(Q)	EUR	500	0.303%	8,231	12,035	3,804
Daimler AG	12/20/20	1.000	%(Q)	EUR	330	0.303%	5,440	7,975	2,535
Enbridge, Inc.	12/20/22	1.000	%(Q)		2,600	0.947%	6,026	8,988	2,962
Ford Motor Credit Co. LLC	06/20/22	5.000	%(Q)		2,400	0.934%	415,481	400,501	(14,980)
General Motors Co.	06/20/19	5.000	%(Q)		1,835	0.116%	205,292	112,793	(92,499)
Telecom Italia SpA	06/20/24	1.000	%(Q)	EUR	700	1.718%	(53,630)	(34,564)	19,066
Tesco PLC	06/20/22	1.000	%(Q)	EUR	2,200	0.992%	(107,806)	2,108	109,914
Verizon Communications, Inc.	12/20/22	1.000	%(Q)		900	0.210%	17,299	8,872	(8,427)

							$778,945	$576,682	$(202,263)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	4,300	0.174%	$(144,784)	$(153,894)	$9,110	BNP Paribas
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	0.174%	(127,948)	(133,217)	5,269	Citigroup Global Markets
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	0.174%	(127,948)	(132,796)	4,848	Goldman Sachs &Co.
Japan Govt.	06/20/22	(1.000)%(Q)	700	0.174%	(23,569)	(24,197)	628	Bank of America

					$(424,249)	$(444,104)	$19,855

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Federal Republic of Brazil	06/20/21	1.000%(Q)	1,800	1.020%	$(432)	$(124,874)	$124,442	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/21	1.000%(Q)	300	1.020%	(72)	(25,827)	25,755	Deutsche Bank AG
Federal Republic of Brazil	06/20/21	1.000%(Q)	200	1.020%	(48)	(17,301)	17,253	Citigroup Global Markets

A185

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
Federal Republic of Brazil	06/20/21	1.000%(Q)	100	1.020%	$(24)	$(6,979)	$6,955	JPMorgan Chase
Federal Republic of Brazil	06/20/22	1.000%(Q)	600	1.314%	(7,214)	(38,930)	31,716	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/22	1.000%(Q)	100	1.314%	(1,202)	(6,317)	5,115	Citigroup Global Markets
Federal Republic of Brazil	12/20/22	1.000%(Q)	7,500	1.488%	(156,432)	(150,744)	(5,688)	Morgan Stanley
Federal Republic of Brazil	12/20/22	1.000%(Q)	2,700	1.488%	(56,315)	(132,804)	76,489	Hong Kong & Shanghai Bank
Hellenic Republic of Greece	06/20/22	1.000%(Q)	980	3.104%	(75,926)	(169,159)	93,233	Citigroup Global Markets
Hellenic Republic of Greece	06/20/22	1.000%(Q)	240	3.104%	(18,594)	(42,627)	24,033	Goldman Sachs &Co.
Hellenic Republic of Greece	06/20/24	1.000%(Q)	500	3.570%	(64,079)	(108,194)	44,115	Barclays Capital Group
Hellenic Republic of Greece	12/20/24	1.000%(Q)	1,000	3.636%	(138,943)	(230,139)	91,196	Citigroup Global Markets
Petrobras International Finance Co.	03/20/20	1.000%(Q)	3,700	0.802%	15,491	(675,603)	691,094	Hong Kong & Shanghai Bank
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	2,130	0.426%	3,569	(163,317)	166,886	Morgan Stanley
Republic of Argentina	06/20/22	5.000%(Q)	12,900	2.262%	1,385,810	1,157,009	228,801	JPMorgan Chase
Republic of Argentina	06/20/22	5.000%(Q)	7,600	2.262%	816,446	717,105	99,341	Hong Kong & Shanghai Bank
Republic of Argentina	06/20/22	5.000%(Q)	200	2.262%	21,485	18,961	2,524	Deutsche Bank AG
Republic of Colombia	12/20/22	1.000%(Q)	15,000	0.954%	35,906	58,481	(22,575)	Morgan Stanley
Republic of Indonesia	06/20/23	1.000%(Q)	5,000	1.024%	(3,978)	(52,548)	48,570	JPMorgan Chase
Republic of Italy	06/20/21	1.000%(Q)	31,000	0.468%	523,003	(566,159)	1,089,162	Citigroup Global Markets
Republic of Italy	06/20/21	1.000%(Q)	10,100	0.733%	86,712	(168,497)	255,209	Bank of America
Republic of Italy	06/20/21	1.000%(Q)	8,800	0.468%	148,465	(196,071)	344,536	Goldman Sachs &Co.
Republic of Italy	06/20/21	1.000%(Q)	3,500	0.733%	30,049	(62,657)	92,706	JPMorgan Chase
Russian Federation	12/20/22	1.000%(Q)	10,000	1.127%	(52,403)	(218,907)	166,504	Goldman Sachs &Co.
United Mexican States	12/20/22	1.000%(Q)	26,200	0.976%	37,600	47,876	(10,276)	Hong Kong & Shanghai Bank
United Mexican States	12/20/22	1.000%(Q)	13,800	0.976%	19,805	(82,497)	102,302	Goldman Sachs &Co.
United Mexican States	12/20/22	1.000%(Q)	7,000	0.976%	10,046	8,813	1,233	Citigroup Global Markets

					$2,558,725	$(1,231,906)	$3,790,631

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29	12/20/22	5.000%(Q)		9,900	$(787,743)	$(646,115)	$141,628
CDX.NA.HY.29	12/20/22	5.000%(Q)		5,523	(367,834)	(367,450)	384
CDX.NA.IG.28	06/20/22	1.000%(Q)		327,922	(6,297,927)	(6,136,441)	161,486
CDX.NA.IG.29.V1	12/20/22	1.000%(Q)		58,100	(1,241,359)	(1,099,258)	142,101
iTraxx Europe Series 26 V1	12/20/21	1.000%(Q)	EUR	3,700	(60,195)	(111,658)	(51,463)

A186

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1) (cont’d.):
iTraxx Europe Series 28 V1	12/20/22	1.000%(Q)		EUR	69,400	$(2,104,089)	$(1,995,633)	$108,456
iTraxx Europe Series 28 V1	12/20/22	1.000%(Q)		EUR	10,600	(284,361)	(304,808)	(20,447)

						$(11,143,508)	$(10,661,363)	$482,145

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.28	12/20/22	1.000	%(Q)		48,888	$(780,372)	$(323,829)	$456,543
CDX.EM.29	06/20/23	1.000	%(Q)		171,700	(3,490,713)	(2,988,418)	502,295

						$(4,271,085)	$(3,312,247)	$958,838

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Buy Protection(2):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	5,000	$20,672	$57,438	$(36,766)	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	6,000	$(22,396)	$(375,020)	$352,624	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	(7,402)	(1,323)	(6,079)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	(7,466)	(443)	(7,023)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,500	(5,599)	(332)	(5,267)	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	13,009	(172,053)	185,062	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	3,942	(51,756)	55,698	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	2,365	(41,882)	44,247	Bank of America

				$(23,547)	$(642,809)	$619,262

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of

A187

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
AUD	5,900	3 Month BBSW plus 36.20 bps(Q)		4,677	3 Month LIBOR(Q)	BNP Paribas	09/26/27	$(4,783)	$30,379	$(35,162)
AUD	3,500	3 Month BBSW plus 36.75 bps(Q)		2,757	3 Month LIBOR(Q)	BNP Paribas	10/05/27	(2,248)	(5,075)	2,827
	1,009	3 Month LIBOR(Q)	EUR	905	(0.613)%(Q)	JPMorgan Chase	02/22/20	(102,339)	—	(102,339)
AUD	1,236	3 Month BBSW plus 36.75 bps(Q)		967	3 Month LIBOR(Q)	Morgan Stanley	10/06/27	(797)	1,733	(2,530)

								$(110,167)	$27,037	$(137,204)

Forward rate agreement outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
126,100	09/19/18	1.945%(Q)	3 Month LIBOR(2)(Q)	$ —	$ (111,904)	$ (111,904)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
EUR 2,520	03/15/20	1.165%(T)	France CPI ex Tobacco Household(2)(T)	$—	$—	$—
EUR 2,300	03/15/21	1.295%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	1,908	1,908
EUR 460	12/15/21	1.165%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	300	6,574	6,274
EUR 3,950	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(36,571)	(36,571)
EUR 3,595	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(30,936)	(30,936)

A188

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Inflation swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
EUR	2,110	01/15/23	1.350%	(T)	France CPI ex Tobacco Household(1)(T)	$495	$6,757	$6,262
EUR	250	12/15/26	1.385%	(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(356)	(3,511)	(3,155)
EUR	3,300	06/15/27	1.360%	(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(49,479)	60,521	110,000
EUR	1,980	08/15/27	1.415%	(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	25,007	25,007
EUR	1,750	09/15/27	1.438%	(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	18,684	18,684
EUR	5,630	11/15/27	1.520%	(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(9,970)	(1,702)	8,268
EUR	700	01/15/28	1.575%	(T)	France CPI ex Tobacco Household(1)(T)	—	5,144	5,144
EUR	3,720	02/15/28	1.590%	(T)	France CPI ex Tobacco Household(1)(T)	1	35,437	35,436
EUR	530	02/15/28	1.606%	(T)	France CPI ex Tobacco Household(1)(T)	—	6,162	6,162
EUR	2,300	03/15/28	1.535%	(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(301)	3,589	3,890
EUR	500	03/15/33	1.710%	(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(534)	(4,625)	(4,091)
EUR	650	01/15/38	1.910%	(T)	France CPI ex Tobacco Household(1)(T)	1,638	22,452	20,814
EUR	500	03/15/48	1.946%	(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,019	8,760	7,741
GBP	600	04/15/30	3.190%	(T)	U.K. Retail Price Index(1)(T)	(34,052)	(5,007)	29,045
GBP	3,900	05/15/30	3.350%	(T)	U.K. Retail Price Index(1)(T)	(43,957)	123,534	167,491
GBP	4,000	06/15/30	3.400%	(T)	U.K. Retail Price Index(1)(T)	65,848	154,202	88,354
GBP	4,840	08/15/30	3.325%	(T)	U.K. Retail Price Index(1)(T)	(15,007)	63,871	78,878
GBP	1,000	06/15/31	3.100%	(T)	U.K. Retail Price Index(1)(T)	(103,355)	(90,889)	12,466
GBP	3,520	09/15/32	3.470%	(T)	U.K. Retail Price Index(1)(T)	(7,170)	64,443	71,613
GBP	700	04/15/35	3.358%	(T)	U.K. Retail Price Index(1)(T)	(15,733)	9,266	24,999
GBP	1,000	08/15/42	3.520%	(T)	U.K. Retail Price Index(2)(T)	(3,712)	23,187	26,899
GBP	790	10/15/46	3.585%	(T)	U.K. Retail Price Index(2)(T)	(64,700)	(91,968)	(27,268)
GBP	2,280	03/15/47	3.428%	(T)	U.K. Retail Price Index(2)(T)	112,907	48,092	(64,815)

A189

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Inflation swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
GBP	340	08/15/47	3.469%	(T)	U.K. Retail Price Index(1)(T)	$—	$(7,830)	$(7,830)
GBP	175	10/15/47	3.535%	(T)	U.K. Retail Price Index(2)(T)	—	16,176	16,176
GBP	255	08/15/57	3.363%	(T)	U.K. Retail Price Index(1)(T)	—	(22,351)	(22,351)
GBP	110	10/15/57	3.418%	(T)	U.K. Retail Price Index(1)(T)	—	(20,328)	(20,328)
	1,300	05/23/18	1.580%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	672	11,209	10,537
	660	03/23/19	2.070%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	38	345	307
	3,700	07/15/20	2.168%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	14,203	14,203
	2,900	11/23/20	2.026%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	23,517	23,517
	2,800	11/25/20	2.021%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	23,131	23,131
	2,000	07/26/21	1.550%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	67,692	65,555	(2,137)
	1,540	09/12/21	1.602%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	46,384	44,813	(1,571)
	11,000	07/15/22	2.500%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(978,621)	(902,497)	76,124
	1,300	07/15/22	2.069%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	12,182	12,182
	7,200	02/05/23	2.210%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	7,994	7,994
	2,000	07/26/26	1.730%	(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(107,206)	(102,449)	4,757
	1,540	09/12/26	1.801%	(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(71,132)	(66,918)	4,214
	2,500	07/25/27	2.080%	(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(53,096)	(53,096)
	1,230	09/20/27	2.180%	(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(17,250)	(17,250)
	1,200	09/25/27	2.150%	(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(21,281)	(21,281)
	2,800	10/17/27	2.155%	(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(46,036)	(46,036)
	3,360	10/25/27	2.160%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	156	(52,513)	(52,669)

A190

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Inflation swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$7,941	$17,091	$9,150

				$(1,200,194)	$(653,952)	$546,242

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
12,700	04/15/18	2.033%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$(396,320)	$—	$(396,320)	Goldman Sachs & Co.
13,500	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	335,887	—	335,887	Bank of America
2,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(179,215)	39,860	(219,075)	Deutsche Bank AG
600	09/20/26	1.805%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(26,647)	—	(26,647)	Morgan Stanley

				$(266,295)	$39,860	$(306,155)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	45,611	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	$—	$(117,413)	$(117,413)
BRL	27,477	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	(2,324)	(70,988)	(68,664)
BRL	34,104	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	304,562	304,562
BRL	24,079	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	651,075	651,075
BRL	20,613	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	181,838	181,838
BRL	18,000	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(332,443)	(332,443)
BRL	17,867	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(305,401)	(305,401)
BRL	12,155	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	285,108	285,108
BRL	11,715	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	309,932	309,932
BRL	7,570	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	181,799	181,799
BRL	10,359	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	(113,147)	(113,147)
BRL	6,160	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	(521)	(60,955)	(60,434)
BRL	7,520	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	181,017	181,017
BRL	7,429	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	155,091	155,091
CAD	124,400	09/13/19	1.400%(S)	3 Month CDOR(2)(S)	(231,209)	(949,890)	(718,681)
CAD	1,600	12/15/25	2.300%(S)	3 Month CDOR(1)(S)	(37,595)	8,628	46,223
CAD	27,000	09/15/27	1.850%(S)	3 Month CDOR(1)(S)	632,268	1,130,820	498,552
EUR	3,775	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(4,077)	(5,979)	(1,902)
EUR	56,300	09/19/20	0.000%(A)	6 Month EURIBOR(2)(S)	2,158	49,073	46,915

A191

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	1,270	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	$ (6,013)	$ (4,443)	$ 1,570
EUR	2,300	09/19/21	0.050%(A)	1 Day EONIA(2)(A)	(2,395)	3,823	6,218
EUR	3,905	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	1,476	7,312	5,836
EUR	4,795	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(91,408)	(114,819)	(23,411)
EUR	47,600	06/20/23	0.500%(A)	6 Month EURIBOR(2)(S)	(31,064)	211,713	242,777
EUR	21,500	09/19/23	0.500%(A)	6 Month EURIBOR(2)(S)	(115,767)	(2,918)	112,849
EUR	4,080	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	3,423	32,128	28,705
EUR	3,665	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(9,922)	(20,748)	(10,826)
EUR	4,310	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	172,310	81,583	(90,727)
EUR	4,200	06/20/28	1.000%(A)	6 Month EURIBOR(1)(S)	11,665	6,293	(5,372)
EUR	800	09/19/28	1.250%(A)	6 Month EURIBOR(2)(S)	11,217	17,455	6,238
EUR	1,650	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(396)	(4,734)	(4,338)
EUR	1,490	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	53,681	47,010	(6,671)
EUR	6,580	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(52,334)	(52,334)
EUR	6,580	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	50,088	50,088
EUR	370	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	16,650	15,541	(1,109)
EUR	580	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	26,149	13,534	(12,615)
EUR	9,515	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(1,037)	(103,345)	(102,308)
EUR	9,515	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	107,231	107,231
EUR	5,680	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(67,170)	(67,170)
EUR	5,680	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	74,109	74,109
EUR	985	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	40,665	17,569	(23,096)
EUR	1,500	03/16/46	1.500%(A)	6 Month EURIBOR(1)(S)	61,244	(10,317)	(71,561)
EUR	1,010	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(18,190)	(18,190)
EUR	1,010	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	17,935	17,935
EUR	3,480	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(17,831)	(17,831)
EUR	3,480	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	16,431	16,431
EUR	5,300	06/20/48	1.500%(A)	6 Month EURIBOR(2)(S)	(46,861)	655	47,516
GBP	41,600	09/19/19	1.000%(A)	3 Month GBP LIBOR(2)(Q)	(67,477)	(64,773)	2,704
GBP	76,700	12/19/19	1.250%(A)	3 Month GBP LIBOR(2)(Q)	111,522	69,539	(41,983)
GBP	41,600	09/18/20	1.000%(A)	3 Month GBP LIBOR(1)(Q)	232,902	197,376	(35,526)

A192

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	27,500	09/19/20	1.250%(S)	6 Month GBP LIBOR(2)(S)	$(2,115)	$(3,272)	$(1,157)
GBP	76,700	12/18/20	1.500%(A)	3 Month GBP LIBOR(1)(Q)	(120,219)	(136,576)	(16,357)
GBP	8,500	09/19/23	1.500%(S)	6 Month GBP LIBOR(1)(S)	(1,796)	46,354	48,150
GBP	11,400	09/19/28	1.500%(S)	6 Month GBP LIBOR(1)(S)	122,179	62,315	(59,864)
GBP	1,350	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	45,654	45,654
GBP	4,690	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	1,104	114,778	113,674
GBP	1,625	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(58,683)	(58,683)
GBP	2,625	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(153,791)	(153,791)
GBP	2,610	09/19/48	1.750%(S)	6 Month GBP LIBOR(1)(S)	(136,966)	(215,950)	(78,984)
GBP	2,600	09/19/48	1.750%(S)	6 Month GBP LIBOR(1)(S)	(136,441)	(215,122)	(78,681)
JPY	3,535,000	12/20/19	0.250%(S)	6 Month JPY LIBOR(2)(S)	18,111	141,696	123,585
JPY	2,120,000	09/18/20	0.500%(S)	6 Month JPY LIBOR(2)(S)	290,438	224,230	(66,208)
JPY	2,260,000	12/20/21	0.500%(S)	6 Month JPY LIBOR(2)(S)	556,667	360,081	(196,586)
JPY	120,000	09/18/23	1.000%(S)	6 Month JPY LIBOR(1)(S)	(46,163)	(54,072)	(7,909)
JPY	2,502,445	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(33,826)	(63,749)	(29,923)
JPY	370,000	03/18/26	0.300%(S)	6 Month JPY LIBOR(1)(S)	(15,491)	(26,664)	(11,173)
JPY	6,250,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(34,830)	(145,756)	(110,926)
JPY	940,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(17,023)	(21,921)	(4,898)
JPY	150,000	01/18/28	0.354%(S)	6 Month JPY LIBOR(1)(S)	1,550	(10,021)	(11,571)
JPY	230,000	02/08/28	0.351%(S)	6 Month JPY LIBOR(1)(S)	—	(14,012)	(14,012)
JPY	420,000	02/13/28	0.301%(S)	6 Month JPY LIBOR(1)(S)	26,401	(5,650)	(32,051)
JPY	450,000	02/16/28	0.354%(S)	6 Month JPY LIBOR(1)(S)	467	(28,019)	(28,486)
JPY	3,530,000	03/20/28	0.300%(S)	6 Month JPY LIBOR(1)(S)	161,558	(11,295)	(172,853)
JPY	260,000	06/18/28	0.399%(S)	6 Month JPY LIBOR(1)(S)	(248)	(21,105)	(20,857)
JPY	260,000	06/18/28	0.380%(S)	6 Month JPY LIBOR(1)(S)	4,249	(16,473)	(20,722)
JPY	180,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(10,461)	(13,689)	(3,228)
JPY	9,690,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(2)(S)	7,088,321	13,913,089	6,824,768
JPY	1,260,000	06/17/35	1.250%(S)	6 Month JPY LIBOR(2)(S)	1,672,772	1,361,907	(310,865)
JPY	410,000	09/20/46	0.500%(S)	6 Month JPY LIBOR(1)(S)	428,475	353,800	(74,675)

A193

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
JPY	1,490,000	03/21/48	1.000%(S)	6 Month JPY LIBOR(1)(S)	$(313,069)	$(547,576)	$(234,507)
MXN	101,500	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(403,055)	(379,713)	23,342
MXN	32,500	06/05/24	7.200%(M)	28 Day Mexican Interbank Rate(2)(M)	345	(23,350)	(23,695)
MXN	1,700	06/11/27	7.200%(M)	28 Day Mexican Interbank Rate(2)(M)	883	(2,784)	(3,667)
MXN	1,310	06/18/37	7.480%(M)	28 Day Mexican Interbank Rate(2)(M)	174	(3,113)	(3,287)
NZD	155,500	02/14/20	2.500%(S)	3 Month BBR(2)(Q)	171,038	198,797	27,759
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	10,087	(40,633)	(50,720)
	5,600	06/15/18	1.250%(S)	3 Month LIBOR(2)(Q)	26,157	3,940	(22,217)
	126,100	09/19/18	1.724%(A)	1 Day USOIS(1)(A)	—	42,967	42,967
	43,000	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	—	368,301	368,301
	19,940	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	—	152,641	152,641
	24,405	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	67,215	67,215
	51,470	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	282,864	282,864
	77,370	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(4,441)	558,391	562,832
	82,120	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	17,647	17,647
	13,106	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	178,488	178,488
	12,898	03/31/19	1.432%(A)	1 Day USOIS(1)(A)	—	175,487	175,487
	533,000	04/01/19	1.750%(S)	3 Month LIBOR(2)(Q)	(435,691)	(1,919,245)	(1,483,554)
	27,530	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(13,883)	143,233	157,116
	5,585	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	—	30,380	30,380
	8,995	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	56,554	56,554
	26,690	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	285,494	285,494
	37,645	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	10,628	163,955	153,327
	200	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	(1,429)	2,748	4,177
	66,920	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	47,956	342,875	294,919
	58,570	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	7,453	31,988	24,535
	32,650	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	9,730	105,579	95,849
	19,890	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	218	33,536	33,318
	32,100	03/02/20	— (9)	— (9)	—	(1,703)	(1,703)
	9,425	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	(3,495)	(3,495)
	533,000	04/01/20	2.000%(S)	3 Month LIBOR(1)(Q)	299,418	2,066,957	1,767,539
	118,100	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	2,049,326	2,032,475	(16,851)
	31,500	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	616,617	542,108	(74,509)
	12,895	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	172,910	172,910
	66,400	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	—	1,712,199	1,712,199
	17,300	02/16/22	— (3)	— (3)	—	(5,194)	(5,194)
	22,900	02/24/22	— (4)	— (4)	—	(1,735)	(1,735)
	4,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(7,052)	(7,052)
	11,900	06/12/22	— (5)	— (5)	—	19,700	19,700
	9,100	06/12/22	— (6)	— (6)	—	20,218	20,218
	46,700	06/19/22	— (7)	— (7)	(3,503)	78,005	81,508
	18,240	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(603,455)	(603,455)

A194

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
27,800	12/16/22	2.250%(S)	3 Month LIBOR(1)(Q)	$345,484	$392,723	$47,239
11,100	12/16/22	2.250%(S)	3 Month	77,072	(165,384)	(242,456)
			LIBOR(2)(Q)
42,700	12/20/22	2.250%(S)	3 Month	11,458	(644,506)	(655,964)
			LIBOR(2)(Q)
12,800	12/20/22	2.250%(S)	3 Month	16,122	(193,415)	(209,537)
			LIBOR(2)(Q)
10,830	03/26/23	2.791%(S)	3 Month	(1,321)	44,793	46,114
			LIBOR(2)(Q)
21,075	05/31/23	1.578%(S)	3 Month	(19,454)	1,069,084	1,088,538
			LIBOR(1)(Q)
10,880	05/31/23	1.395%(S)	3 Month	—	655,366	655,366
			LIBOR(1)(Q)
10,880	05/31/23	1.394%(S)	3 Month	—	655,981	655,981
			LIBOR(1)(Q)
10,540	05/31/23	1.513%(S)	3 Month	—	570,419	570,419
			LIBOR(1)(Q)
4,200	05/31/23	1.584%(S)	3 Month	—	211,851	211,851
			LIBOR(1)(Q)
39,800	06/20/23	2.000%(S)	3 Month	(1,375,516)	(1,387,684)	(12,168)
			LIBOR(2)(Q)
12,100	06/20/23	2.000%(S)	3 Month	(467,455)	(421,884)	45,571
			LIBOR(2)(Q)
5,300	10/19/23	2.655%(S)	3 Month	—	(30,928)	(30,928)
			LIBOR(2)(Q)
30,450	11/15/23	2.209%(S)	3 Month	—	608,314	608,314
			LIBOR(1)(Q)
3,000	11/19/23	2.670%(S)	3 Month	—	(16,430)	(16,430)
			LIBOR(2)(Q)
3,000	12/12/23	2.681%(S)	3 Month	—	(15,571)	(15,571)
			LIBOR(2)(Q)
8,100	12/19/23	2.500%(S)	3 Month	(65,124)	(110,254)	(45,130)
			LIBOR(2)(Q)
20,790	02/15/24	2.183%(S)	3 Month	(29,385)	586,915	616,300
			LIBOR(1)(Q)
17,357	02/15/24	2.151%(S)	3 Month	(18,884)	524,042	542,926
			LIBOR(1)(Q)
7,650	02/15/24	2.115%(S)	3 Month	18,313	246,322	228,009
			LIBOR(1)(Q)
3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	101,358	101,358
77,470	08/15/24	2.170%(S)	3 Month	326,551	2,460,216	2,133,665
			LIBOR(1)(Q)
27,715	08/15/24	2.176%(S)	3 Month	93,140	870,832	777,692
			LIBOR(1)(Q)
10,825	08/15/24	2.168%(S)	3 Month	—	344,356	344,356
			LIBOR(1)(Q)
27,025	11/15/24	2.334%(S)	3 Month	84,797	639,836	555,039
			LIBOR(1)(Q)
3,400	02/14/25	— (8)	— (8)	—	5,389	5,389
5,430	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,311	(27,668)	(31,979)
3,700	04/21/26	2.300%(S)	3 Month	—	89,857	89,857
			LIBOR(1)(Q)
9,700	04/27/26	2.300%(S)	3 Month	—	235,638	235,638
			LIBOR(1)(Q)
12,600	07/20/26	1.850%(S)	3 Month	—	553,245	553,245
			LIBOR(1)(Q)
23,000	07/27/26	2.000%(S)	3 Month	404,687	860,588	455,901
			LIBOR(1)(Q)

A195

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
3,500	07/27/26	1.850%(S)	3 Month	$—	$153,687	$153,687
			LIBOR(1)(Q)
2,600	12/07/26	2.400%(S)	3 Month	29,472	52,986	23,514
			LIBOR(1)(Q)
15,890	12/21/26	1.750%(S)	3 Month	(434,725)	1,190,362	1,625,087
			LIBOR(1)(Q)
15,149	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	200,925	652,257	451,332
7,220	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(4,905)	166,902	171,807
6,825	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,689	251,860	244,171
2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	79,265	79,265
4,780	05/08/27	2.309%(S)	3 Month	—	140,653	140,653
			LIBOR(1)(Q)
3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	144,418	144,418
1,835	05/15/27	2.295%(S)	3 Month	—	62,860	62,860
			LIBOR(1)(Q)
1,200	12/20/27	2.500%(S)	3 Month	(12,655)	24,432	37,087
			LIBOR(1)(Q)
300	12/20/27	2.500%(S)	3 Month	2,119	9,133	7,014
			LIBOR(1)(Q)
11,555	03/26/28	2.884%(S)	3 Month	2,653	(109,482)	(112,135)
			LIBOR(1)(Q)
15,160	04/17/28	3.100%(S)	3 Month	(99,922)	(104,089)	(4,167)
			LIBOR(1)(Q)
11,700	06/20/28	2.250%(S)	3 Month	666,997	558,660	(108,337)
			LIBOR(1)(Q)
5,500	06/20/28	2.250%(S)	3 Month	353,100	281,461	(71,639)
			LIBOR(1)(Q)
5,300	06/20/28	2.250%(S)	3 Month	292,330	253,068	(39,262)
			LIBOR(1)(Q)
9,460	05/03/32	2.434%(S)	3 Month	—	(361,566)	(361,566)
			LIBOR(2)(Q)
4,105	03/26/33	2.942%(S)	3 Month	(1,332)	57,096	58,428
			LIBOR(2)(Q)
3,030	10/16/33	2.890%(S)	3 Month	—	(5,947)	(5,947)
			LIBOR(2)(Q)
14,875	02/15/36	2.338%(S)	3 Month	(97,874)	(1,065,887)	(968,013)
			LIBOR(2)(Q)
7,490	05/03/37	2.508%(S)	3 Month	—	323,908	323,908
			LIBOR(1)(Q)
3,850	03/16/38	2.987%(S)	3 Month	—	86,510	86,510
			LIBOR(2)(Q)
40,700	07/01/41	2.098%(S)	3 Month	728,991	962,439	233,448
			LIBOR(1)(Q)
2,750	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	514,475	514,475
2,990	10/04/42	2.527%(S)	3 Month	—	(149,039)	(149,039)
			LIBOR(2)(Q)
435	11/15/43	2.659%(S)	3 Month	—	14,810	14,810
			LIBOR(1)(Q)
1,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	363,749	363,749
2,640	10/04/47	2.536%(S)	3 Month	—	139,740	139,740
			LIBOR(1)(Q)
2,640	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	6,167	199,799	193,632
39,200	12/20/47	2.750%(S)	3 Month	(1,309,159)	697,347	2,006,506
			LIBOR(1)(Q)
1,232	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	6,870	(36,745)	(43,615)
620	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	1,548	(16,589)	(18,137)
600	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	1,449	(6,689)	(8,138)
2,885	03/16/48	2.970%(S)	3 Month	—	(90,188)	(90,188)
			LIBOR(1)(Q)

A196

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	1,045	04/09/48	2.545%(S)	3 Month	$—	$62,485	$62,485
				LIBOR(1)(Q)
	970	05/08/48	2.627%(S)	3 Month	—	41,335	41,335
				LIBOR(1)(Q)
	4,090	06/20/48	2.500%(S)	3 Month	446,864	320,314	(126,550)
				LIBOR(1)(Q)
	600	06/20/48	2.500%(S)	3 Month	64,843	46,990	(17,853)
				LIBOR(1)(Q)
	1,000	10/25/48	2.969%(S)	3 Month	—	(18,618)	(18,618)
				LIBOR(1)(Q)
	1,000	11/19/48	2.951%(S)	3 Month	—	(14,663)	(14,663)
				LIBOR(1)(Q)
	200	12/12/48	2.953%(S)	3 Month	—	(2,970)	(2,970)
				LIBOR(1)(Q)
ZAR	300,600	06/20/23	7.250%(Q)	3 Month	60,148	73,959	13,811
				JIBAR(2)(Q)

					$12,937,325	$38,403,007	$25,465,682

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
ILS	66,400	03/21/20	0.270	%(A)	3 Month	$(8,335)	$—	$(8,335)	Goldman Sachs & Co.
					TELBOR(1)(Q)
ILS	74,200	06/20/20	0.420	%(A)	3 Month	(47,384)	—	(47,384)	JPMorgan Chase
					TELBOR(1)(Q)
ILS	68,900	06/20/20	0.370	%(A)	3 Month	(24,371)	5,218	(29,589)	Goldman Sachs & Co.
					TELBOR(1)(Q)
ILS	33,500	06/20/20	0.370	%(A)	3 Month	(11,849)	—	(11,849)	Bank of America
					TELBOR(1)(Q)
ILS	22,700	06/20/20	0.370	%(A)	3 Month	(8,029)	—	(8,029)	Hong Kong & Shanghai Bank
					TELBOR(1)(Q)
ILS	13,900	03/21/28	1.883	%(A)	3 Month	65,441	—	65,441	Goldman Sachs & Co.
					TELBOR(2)(Q)
ILS	16,000	06/20/28	2.078	%(A)	3 Month	121,807	—	121,807	JPMorgan Chase
					TELBOR(2)(Q)
ILS	14,800	06/20/28	1.998	%(A)	3 Month	80,977	—	80,977	Goldman Sachs & Co.
					TELBOR(2)(Q)
ILS	7,000	06/20/28	1.998	%(A)	3 Month	38,300	—	38,300	Bank of America
					TELBOR(2)(Q)
ILS	4,700	06/20/28	1.998	%(A)	3 Month	25,716	306	25,410	Hong Kong & Shanghai Bank
					TELBOR(2)(Q)
KRW	15,054,200	07/10/27	2.030	%(Q)	3 Month	310,890	—	310,890	BNP Paribas
					KWCDC(1)(Q)
KRW	6,914,800	07/10/27	1.992	%(Q)	3 Month	163,712	—	163,712	JPMorgan Chase
					KWCDC(1)(Q)

						$706,875	$5,524	$701,351

Cash of $2,635,000 and $4,854,507 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, and securities with combined market values of $12,538,293 and $45,766,712 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) Portfolio pays the floating rate of 1 Month LIBOR plus 7.625 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4) Portfolio pays the floating rate of 1 Month LIBOR plus 8.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5) Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6) Portfolio pays the floating rate of 1 Month LIBOR quarterly plus 7.00 bps and receives the floating rate of 3 Month LIBOR quarterly.

A197

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

(7) Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(8) Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

(9) Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at March 31, 2018:

		Long/(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)
OTC swap agreements:
Bank of America	08/15/18	422	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +12bps	$(2,838)	$—	$(2,838)
BNP Paribas	08/01/18	(145)	Pay $0.046656 strike price and receive variance based on S&P Goldman Sachs Commodity Copper Excess Return Index upon termination	—	—	—
BNP Paribas	12/31/18	1	Pay $11.07 and receive variance based on European 50/50 Refining Margin upon termination	565	—	565
BNP Paribas	12/31/18	(4)	Pay $12.70 strike price and receive variance based on NAPGASFO upon termination	(13,723)	(1,260)	(12,463)
BNP Paribas	06/30/18	(1)	Pay $14.80 strike price and receive variance based on NAPGASFO upon termination	(1,940)	—	(1,940)
BNP Paribas	12/31/18	3	Pay $2.60 strike price and receive variance based on EURSIMP upon termination	1,241	—	1,241
BNP Paribas	06/30/18	5	Pay $7.595 strike price and receive variance based on EURMARGIN upon termination	891	132	759
BNP Paribas	08/15/18	(183)	Pay or receive monthly amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index -5bps	13,502	—	13,502
BNP Paribas	06/30/18	1	Receive $12.25 strike price and pay variance based on European 50/50 Refining Margin upon termination	423	—	423
BNP Paribas	06/30/19	(13)	Receive $3.02 strike price and pay variance based on BRTDUBAI Calendar Swap upon termination	3,976	63	3,913
BNP Paribas	07/09/18	— (r)	Receive $317.20 strike price and pay variance based on Commodity swap on platinum and gold upon termination	23,437	—	23,437
BNP Paribas	08/15/18	5,001	Receive monthly fixed payments on Bloomberg Commodity Index 1-Month Forward Total Return and pay monthly variable payments based on the U.S. Treasury Bill +14bps	(29,850)	—	(29,850)
BNP Paribas	08/15/18	15,841	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +12bps	(106,557)	(38,260)	(68,297)

A198

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long/(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)
OTC swap agreements (cont’d.):
BNP Paribas	08/15/18	94,966	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +14bps	$(710,737)	$—	$(710,737)
BNP Paribas	11/07/18	57,214	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +43bps	1,055,822	—	1,055,822
Canadian Imperial Bank of Commerce	08/15/18	7,949	Pay or receive monthly amounts based on market fluctuation on CIBZCI7F Index	75,222	—	75,222
Citigroup Global Markets	12/31/21	10	Pay $1.84 and receive variance based on MEHMIDCAL20-21 upon termination	(3,018)	(384)	(2,634)
Citigroup Global Markets	09/30/18	1	Pay $20.10 strike price and receive variance based on Western Canadian crude oil upon termination	356	390	(34)
Citigroup Global Markets	08/15/18	4,039	Pay or receive monthly amounts based on market value fluctuation of Citi Congestion Ex PM M F2 Index	793	—	793
Citigroup Global Markets	08/15/18	4,108	Pay or receive monthly amounts based on market value fluctuation of Citi Congestion Ex PM M F3 Index	667	—	667
Citigroup Global Markets	12/31/18	18	Receive $15.45 strike price and pay variance based on Western Canadian crude oil upon termination	102,876	27,440	75,436
Citigroup Global Markets	12/31/18	(3)	Pay $19.10 strike price and receive variance based on Western Canadian crude oil upon termination	(7,221)	(9,120)	1,899
Citigroup Global Markets	12/31/18	1	Receive $19.75 strike price and pay variance based on Western Canadian crude oil upon termination	(1,297)	—	(1,297)
Citigroup Global Markets	08/15/18	16,367	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +12bps	(110,094)	—	(110,094)
Citigroup Global Markets	08/15/18	56,603	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +15bps	(406,898)	—	(406,898)
Credit Suisse First Boston Corp.	01/12/41	3,469	Receive monthly fixed payments on the IOS.FN30.450.10 Index and pay monthly variable payments based on 1 Month LIBOR	(20,422)	(10,628)	(9,794)
Goldman Sachs & Co.	07/29/20	15	Pay $0.070225 strike price and receive variance based on GOLDLNPM upon termination	72,397	—	72,397

A199

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long/(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	09/09/20	7	Pay $0.0784 strike price and receive variance based on GOLDLNPM upon termination	$35,983	$—	$35,983
Goldman Sachs & Co.	12/31/18	2	Pay $10.85 and receive variance based on European 50/50 Refining Margin upon termination	2,783	284	2,499
Goldman Sachs & Co.	12/31/18	1	Pay $14.90 strike price and receive variance based on HSFOEW upon termination	(1,562)	—	(1,562)
Goldman Sachs & Co.	06/30/19	(13)	Pay $2.42 strike price and receive variance based on BRTDUBAI upon termination	(11,438)	—	(11,438)
Goldman Sachs & Co.	09/30/18	—(r)	Pay $20.00 strike price and receive variance based on Western Canadian crude oil upon termination	148	—	148
Goldman Sachs & Co.	09/30/18	(2)	Pay $7.40 strike price and receive variance based on spread between HSFOCO upon termination	(108)	(118)	10
Goldman Sachs & Co.	06/30/18	1	Pay $7.80 strike price and receive variance based on EURMARGIN upon termination	8	—	8
Goldman Sachs & Co.	06/22/18	51	Pay or receive amounts based on market fluctuation KC Hard Red Winter Wheat Weekly Options upon termination	8,010	519	7,491
Goldman Sachs & Co.	08/15/18	(303)	Pay or receive monthly amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index -5bps	22,299	—	22,299
Goldman Sachs & Co.	08/15/18	10,219	Pay or receive monthly amounts based on market value fluctuation of CMDSKEWLS +25bps	730,722	—	730,722
Goldman Sachs & Co.	06/22/18	(915)	Receive $0.02175625 strike price and pay variance based on Soybean Futures upon termination	(16,920)	—	(16,920)
Goldman Sachs & Co.	08/01/18	(114)	Receive $0.030625 strike price and pay variance based on S&P GSCI Aluminum Official Close Index Excess Return Index upon termination	(932)	—	(932)
Goldman Sachs & Co.	08/01/18	(104)	Receive $0.3705625 strike price and pay variance based on S&P Goldman Sachs Commodity Copper Excess Return Index upon termination	(88,738)	—	(88,738)
Goldman Sachs & Co.	12/31/18	(3)	Receive $1.05 strike price and pay variance based on MIDWTI upon termination	9,401	—	9,401
Goldman Sachs & Co.	06/30/18	—(r)	Receive $12.27 strike price and pay variance based on European 50/50 Refining Margin upon termination	202	—	202
Goldman Sachs & Co.	12/31/18	1	Receive $20.10 strike price and pay variance based on Western Canadian crude oil upon termination	1,709	444	1,265

A200

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long/(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	08/15/18	31,837	Receive monthly fixed payments on Bloomberg Commodity Index 1-Month Forward Total Return and pay monthly variable payments based on the U.S. Treasury Bill +14bps	$(190,050)	$—	$(190,050)
Goldman Sachs & Co.	08/15/18	9,206	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +13bps	(9,085)	11,752	(20,837)
JPMorgan Chase	12/31/18	3	Pay $11.01 and receive variance based on European 50/50 Refining Margin upon termination	3,704	—	3,704
JPMorgan Chase	12/31/18	3	Pay $12.00 strike price and receive variance based on NAPGASFO upon termination	9,283	2,304	6,979
JPMorgan Chase	12/31/18	(1)	Pay $14.75 strike price and receive variance based on HSFOEW upon termination	(1,133)	(222)	(911)
JPMorgan Chase	06/30/18	2	Pay $7.65 strike price and receive variance based on EURMARGIN upon termination	301	—	301
JPMorgan Chase	08/15/18	11,029	Pay or receive monthly amounts based on market fluctuation on JMABNIC2 Index plus 17 bps	155,658	—	155,658
JPMorgan Chase	08/15/18	5,059	Pay or receive monthly amounts based on market value fluctuation of JMABCTNE Index +15bps	3,129	—	3,129
JPMorgan Chase	08/15/18	9,678	Pay or receive monthly amounts based on market value fluctuation of JMABDEWE Index +30bps	232,386	—	232,386
JPMorgan Chase	06/22/18	(353)	Receive $0.0289 strike price and pay variance based on Corn Futures upon termination	(8,482)	—	(8,482)
JPMorgan Chase	11/23/18	(914)	Receive $0.030625 strike price and pay variance based on Corn Futures upon termination	(32,043)	—	(32,043)
JPMorgan Chase	08/01/18	(208)	Receive $0.03671056 strike price and pay variance based on S&P Goldman Sachs Commodity Copper Excess Return Index upon termination	(1,667)	—	(1,667)
JPMorgan Chase	07/29/20	(1,374)	Receive $0.03861225 strike price and pay variance based on GOLDLNPM upon termination	(25,147)	—	(25,147)
JPMorgan Chase	07/29/20	(135)	Receive $0.03976036 strike price and pay variance based on GOLDLNPM upon termination	(2,625)	—	(2,625)
JPMorgan Chase	09/09/20	(714)	Receive $0.04268356 strike price and pay variance based on GOLDLNPM upon termination	(11,690)	—	(11,690)
JPMorgan Chase	10/31/18	(65)	Receive $0.053361 strike and pay variance based on SLVRLND upon termination	(1,416)	—	(1,416)

A201

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long/(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)
OTC swap agreements (cont’d.):
JPMorgan Chase	09/30/18	(1)	Receive $10.25 strike price and pay variance based on spread between HSFOCO upon termination	$(1,956)	$—	$(1,956)
JPMorgan Chase	09/30/18	2	Receive $7.90 strike price and pay variance based on spread between HSFOCO upon termination	9,571	—	9,571
JPMorgan Chase	08/15/18	88	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +13bps	(593)	—	(593)
JPMorgan Chase	08/15/18	9,190	Receive monthly fixed payments on the JPMorgan FNJ 1 Index and pay monthly variable payments based on the U.S. Treasury Bill +35bps	214,861	3,076	211,785
JPMorgan Chase	08/22/18	4,099	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +42.50bps	158,965	—	158,965
Morgan Stanley	04/12/18	(388)	Pay $0.016641 strike and receive variance based on GOLDLNPM upon termination	(51)	—	(51)
Morgan Stanley	10/31/18	597	Pay $0.02030625 strike and receive variance based on GOLDLNPM upon termination	4,385	—	4,385
Morgan Stanley	10/25/18	(699)	Pay $0.020449 strike and receive variance based on GOLDLNPM upon termination	(5,436)	—	(5,436)
Morgan Stanley	10/08/19	(571)	Pay $0.030625 strike and receive variance based on GOLDLNPM upon termination	(7,190)	—	(7,190)
Morgan Stanley	07/26/19	592	Pay $0.0324 strike and receive variance based on GOLDLNPM upon termination	5,947	—	5,947
Morgan Stanley	07/17/19	579	Pay $0.03294225 strike and receive variance based on GOLDLNPM upon termination	6,247	—	6,247
Morgan Stanley	12/31/18	(2)	Pay $10.90 and receive variance based on European 50/50 Refining Margin upon termination	(2,665)	—	(2,665)
Morgan Stanley	12/31/18	1	Pay $11.10 and receive variance based on EuroBob 10 PPM Brent Calendar Swap upon termination	1,095	—	1,095
Morgan Stanley	12/31/18	2	Pay $11.15 and receive variance based on EuroBob 10 PPM Brent Calendar Swap upon termination	(1,554)	—	(1,554)
Morgan Stanley	12/31/18	4	Pay $5.77 strike price and receive variance based on EURMARGIN upon termination	5,399	—	5,399
Morgan Stanley	12/31/18	2	Pay $5.77 strike price and receive variance based on EURMARGIN upon termination	2,700	—	2,700

A202

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long/(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)
OTC swap agreements (cont’d.):
Morgan Stanley	12/31/18	4	Pay $5.81 strike price and receive variance based on EURMARGIN upon termination	$5,257	$—	$5,257
Morgan Stanley	12/31/18	2	Pay $5.98 strike price and receive variance based on EURMARGIN upon termination	2,326	—	2,326
Morgan Stanley	12/31/18	1	Pay $6.42 strike price and receive variance based on EURMARGIN upon termination	108	—	108
Morgan Stanley	09/30/18	1	Pay $7.35 strike price and receive variance based on spread between HSFOCO upon termination	5,439	—	5,439
Morgan Stanley	09/30/18	(1)	Pay $7.40 strike price and receive variance based on spread between HSFOCO upon termination	(5,380)	—	(5,380)
Morgan Stanley	12/31/19	5	Pay $8.92 strike price and receive variance based on EURMARGIN upon termination	1,306	—	1,306
Morgan Stanley	04/12/18	233	Receive $0.046225 strike and pay variance based on SLVRLND upon termination	6,846	—	6,846
Morgan Stanley	12/19/18	2,386	Receive $0.0484 strike and pay variance based on SLVRLND upon termination	27,939	—	27,939
Morgan Stanley	12/03/18	220	Receive $0.05175625 strike and pay variance based on SLVRLND upon termination	3,614	—	3,614
Morgan Stanley	10/25/18	432	Receive $0.05359225 strike and pay variance based on SLVRLND upon termination	9,811	—	9,811
Morgan Stanley	10/31/18	(365)	Receive $0.05405625 strike and pay variance based on SLVRLND upon termination	(8,215)	—	(8,215)
Morgan Stanley	10/31/18	(430)	Receive $0.05405625 strike and pay variance based on SLVRLND upon termination	(9,667)	—	(9,667)
Morgan Stanley	11/06/18	215	Receive $0.05405625 strike and pay variance based on SLVRLND upon termination	4,785	—	4,785
Morgan Stanley	10/08/19	377	Receive $0.070225 strike and pay variance based on SLVRLND upon termination	10,360	—	10,360
Morgan Stanley	07/17/19	(388)	Receive $0.07317025 strike and pay variance based on SLVRLND upon termination	(12,184)	—	(12,184)
Morgan Stanley	07/26/19	(392)	Receive $0.073984 strike price and pay variance based on SLVRLND upon termination	(12,490)	—	(12,490)
Morgan Stanley	09/30/18	(1)	Receive $10.50 strike price and pay variance based on spread between HSFOCO upon termination	(1,659)	—	(1,659)
Morgan Stanley	06/30/18	(1)	Receive $14.90 strike price and pay variance based on NAPGASFO upon termination	(2,776)	—	(2,776)

A203

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long/(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)
OTC swap agreements (cont’d.):
Morgan Stanley	12/31/18	(1)	Receive $3.47 strike price and pay variance based on EURSIMP upon termination	$(669)	$—	$(669)
Morgan Stanley	12/31/18	(1)	Receive $3.47 strike price and pay variance based on EURSIMP upon termination	(669)	—	(669)
Morgan Stanley	06/07/18	4,449	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +25bps	12,601	—	12,601
Morgan Stanley	07/25/18	3,541	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +30bps	9,961	—	9,961
Morgan Stanley	09/12/18	8,728	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +42.50bps	291,964	—	291,964
Societe Generale	10/26/18	(301)	Receive $0.027556 strike price and pay variance based on Soybean Futures upon termination	(7,012)	—	(7,012)

				$1,471,584	$(13,588)	$1,485,172

(r)	Less than $500 par.

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse Repurchase Agreements outstanding at March 31, 2018:

Broker	Interest Rate	Trade Date	Value at March 31, 2018	Maturity Date	Cost
Barclays Capital Group	1.20%	03/22/2018	$1,800,000	04/17/2018	$1,800,000
Merrill Lynch	1.70%	02/28/2018	9,887,500	04/12/2018	9,887,500

			$11,687,500		$11,687,500

The value of the Reverse Repurchase Agreements are $11,687,500. Securities with a market value of $12,677,162 have been segregated to cover the requirement for the reverse repurchase agreement outstanding as of March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,605,076,939	$—	$—
Common Stocks	3,089,748,085	1,433,437,347	88
Preferred Stocks	24,742,217	—	—
Unaffiliated Exchange Traded Funds	897,015,521	—	—

A204

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities
Automobiles	$—	$4,913,958	$—
Collateralized Loan Obligations	—	184,367,754	—
Consumer Loans	—	24,340,394	—
Credit Cards	—	2,505,879	—
Home Equity Loans	—	48,075,090	—
Residential Mortgage-Backed Securities	—	87,741,782	—
Student Loans	—	9,945,572	—
Bank Loans	—	11,979,137	397,897
Commercial Mortgage-Backed Securities	—	121,316,838	—
Corporate Bonds	—	915,123,472	—
Sovereign Bonds	—	388,414,123	—
Municipal Bonds	—	21,472,198	—
Residential Mortgage-Backed Securities	—	173,224,598	—
U.S. Government Agency Obligations	—	238,909,476	—
U.S. Treasury Obligations	—	845,852,026	—
Repurchase Agreement	—	15,800,000	—
Foreign Treasury Obligations	—	70,802,728	—
Certificates of Deposit	—	10,282,369	—
Bankers Acceptances	—	36,698,679	—
Options Purchased	12,838	1,059,982	—
Options Written	(311,057)	(1,039,686)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(15,019,813)	—
Financial Futures Contracts	(3,245,779)	—	—
Commodity Futures Contracts	822,776	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,727,958)	—
Centrally Cleared Credit Default Swap Agreements	—	1,238,720	—
OTC Credit Default Swap Agreements	—	2,131,601	—
OTC Currency Swap Agreements	—	(110,167)	—
Centrally Cleared Forward Rate Agreements	—	(111,904)	—
OTC Inflation Swap Agreements	—	(266,295)	—
Centrally Cleared Inflation Swap Agreements	—	546,242	—
Centrally Cleared Interest Rate Swap Agreements	—	25,465,682	—
OTC Interest Rate Swap Agreements	—	706,875	—
OTC Total Return Swap Agreements	—	1,471,584	—

Total	$5,613,861,540	$4,658,548,283	$397,985

*	Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A205

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.7%
COMMON STOCKS — 84.8%
Brazil — 3.8%
Ambev SA, ADR(a)	227,722	$1,655,539
Banco Bradesco SA, ADR	144,234	1,713,500
Banco do Brasil SA	179,800	2,251,414
Banco Santander Brasil SA, ADS(a)	33,817	406,480
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,416	67,945
Cielo SA	16,700	104,759
Embraer SA, ADR	6,783	176,357
Hypera SA	27,700	302,469
Porto Seguro SA	50,300	738,019
Qualicorp SA	18,100	122,697
Sul America SA, UTS	150,399	999,942
Vale SA, ADR(a)	165,890	2,110,121

		10,649,242

Chile — 1.4%
Banco de Chile	7,197,420	1,209,343
Banco de Credito e Inversiones SA	1,531	113,574
Banco Santander Chile, ADR(a)	36,603	1,226,567
Cia Cervecerias Unidas SA, ADR(a)	3,865	113,670
Empresas CMPC SA	71,961	273,986
Enel Chile SA	2,517,195	326,081
Enel Generacion Chile SA, ADR(a)	10,050	239,090
Itau CorpBanca	11,833,791	113,655
Latam Airlines Group SA, ADR(a)	18,072	278,128

		3,894,094

China — 26.2%
58.com, Inc., ADR*	2,792	222,969
AAC Technologies Holdings, Inc.	39,000	714,658
Alibaba Group Holding Ltd., ADR*(a)	57,680	10,586,587
ANTA Sports Products Ltd.	322,000	1,643,749
Baidu, Inc., ADR*	13,470	3,006,369
Bank of China Ltd. (Class H Stock)	960,000	524,409
Beijing Capital International Airport Co. Ltd. (Class H Stock)	694,000	937,302
Beijing Enterprises Holdings Ltd.	175,500	924,198
China Communications Services Corp. Ltd. (Class H Stock)	1,002,000	602,913
China Construction Bank Corp. (Class H Stock)	4,269,000	4,458,988
China Everbright International Ltd.	245,000	345,935
China Evergrande Group*	263,000	840,633
China Merchants Bank Co. Ltd. (Class H Stock)	129,500	537,538
China Mobile Ltd.	279,500	2,561,728
China National Building Material Co. Ltd. (Class H Stock)	784,000	862,617
China Overseas Land & Investment Ltd.	230,000	806,562
China Petroleum & Chemical Corp. (Class H Stock)	92,000	81,612
China Resources Beer Holdings Co. Ltd.	76,000	331,302
China Resources Land Ltd.	166,000	609,994
China Shenhua Energy Co. Ltd. (Class H Stock)	127,000	318,736
China Taiping Insurance Holdings Co. Ltd.	297,400	999,037
China Vanke Co. Ltd. (Class H Stock)	324,200	1,492,823

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	839,000	$648,558
CNOOC Ltd.	788,000	1,166,783
Country Garden Holdings Co. Ltd.	523,000	1,091,924
CSPC Pharmaceutical Group Ltd.	502,000	1,353,148
Ctrip.com International Ltd., ADR*(a)	16,487	768,624
Fosun International Ltd.	381,000	835,940
Geely Automobile Holdings Ltd.	1,333,000	3,906,008
Haitian International Holdings Ltd.	351,000	1,067,233
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,501,000	2,179,587
JD.com, Inc., ADR*	30,081	1,217,980
Kingsoft Corp. Ltd.	204,000	657,180
NetEase, Inc., ADR	4,173	1,170,067
New Oriental Education & Technology Group, Inc., ADR	7,428	651,064
PICC Property & Casualty Co. Ltd. (Class H Stock)	634,000	1,120,296
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	50,000	515,534
SINA Corp.*	2,518	262,552
Sunny Optical Technology Group Co. Ltd.	53,300	1,000,138
TAL Education Group, ADR	15,166	562,507
Tencent Holdings Ltd.	313,700	16,839,281
TravelSky Technology Ltd. (Class H Stock)	76,000	221,988
Vipshop Holdings Ltd., ADS*	13,092	217,589
Weibo Corp., ADR*(a)	2,385	285,103
Weichai Power Co. Ltd. (Class H Stock)	1,241,000	1,403,506
Yum China Holdings, Inc.	17,157	712,016
YY, Inc., ADR*	2,101	221,025
Zhejiang Expressway Co. Ltd. (Class H Stock)	70,000	71,791

		73,558,081

Hong Kong — 3.3%
GCL-Poly Energy Holdings Ltd.*	5,465,000	682,967
Haier Electronics Group Co. Ltd.*	995,000	3,567,240
Nine Dragons Paper Holdings Ltd.	103,000	156,107
Sino Biopharmaceutical Ltd.	1,572,000	3,124,180
Sun Art Retail Group Ltd.	1,515,500	1,773,460

		9,303,954

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	41,608	453,972
OTP Bank PLC	14,521	652,456
Richter Gedeon Nyrt	6,867	143,504

		1,249,932

Indonesia — 2.3%
Adaro Energy Tbk PT	8,477,600	1,320,893
Astra International Tbk PT	1,413,500	751,705
Bank Central Asia Tbk PT	50,100	85,109
Bank Negara Indonesia Persero Tbk PT	2,138,600	1,354,360
Bank Rakyat Indonesia Persero Tbk PT*	2,503,800	657,096
Gudang Garam Tbk PT	51,800	273,540
Indofood Sukses Makmur Tbk PT	920,700	482,683
Perusahaan Gas Negara Persero Tbk	1,810,400	304,475
United Tractors Tbk PT	511,600	1,193,554

		6,423,415

A206

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia — 2.5%
AirAsia Bhd	1,151,702	$1,183,882
CIMB Group Holdings Bhd	55,900	104,020
Genting Bhd	113,700	256,387
Hong Leong Bank Bhd	83,300	405,004
Malayan Banking Bhd	870,800	2,372,105
Malaysia Airports Holdings Bhd	451,600	1,035,514
Public Bank Bhd	271,100	1,685,596

		7,042,508

Mexico — 3.2%
America Movil SAB de CV (Class L Stock), ADR	31,397	599,369
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	18,094	129,734
Fibra Uno Administracion SA de CV, REIT	178,600	268,784
Gentera SAB de CV	436,000	318,007
Grupo Financiero Banorte SAB de CV (Class O Stock)	321,600	1,965,864
Grupo Mexico SAB de CV (Class B Stock)	104,100	346,714
Mexichem SAB de CV	378,200	1,157,483
Wal-Mart de Mexico SAB de CV	1,682,100	4,280,195

		9,066,150

Peru — 0.4%
Credicorp Ltd	3,998	907,706
Southern Copper Corp.(a)	6,044	327,464

		1,235,170

Philippines — 0.6%
Ayala Corp.	7,115	129,829
Ayala Land, Inc.	123,300	97,572
BDO Unibank, Inc.	58,230	156,145
International Container Terminal Services, Inc.	163,640	315,059
JG Summit Holdings, Inc.	59,090	71,234
Jollibee Foods Corp.	55,230	318,327
Metro Pacific Investments Corp.	1,767,000	178,178
Security Bank Corp.	30,880	142,830
SM Investments Corp.	16,305	288,550
SM Prime Holdings, Inc.	141,400	91,933

		1,789,657

Poland — 1.5%
Alior Bank SA*	19,477	419,423
Bank Zachodni WBK SA	2,510	266,071
Jastrzebska Spolka Weglowa SA*	42,557	1,008,972
LPP SA	47	119,477
PGE Polska Grupa Energetyczna SA*	194,413	563,484
Polski Koncern Naftowy ORLEN SA	43,108	1,061,030
Polskie Gornictwo Naftowe i Gazownictwo SA	58,828	97,238
Powszechna Kasa Oszczednosci Bank
Polski SA*	34,942	413,736
Tauron Polska Energia SA*	154,015	109,414

		4,058,845

Qatar — 0.1%
Qatar National Bank QPSC	11,084	397,088

	Shares	Value
COMMON STOCKS (Continued)
Romania — 0.1%
NEPI Rockcastle PLC	16,618	$161,938

Russia — 3.0%
Gazprom PJSC, ADR	237,414	1,155,257
LUKOIL PJSC, ADR	19,448	1,339,967
MMC Norilsk Nickel PJSC, ADR	28,888	535,439
Mobile TeleSystems PJSC, ADR	51,978	592,029
Novatek PJSC, GDR	4,815	659,655
Novolipetsk Steel PJSC, GDR	50,159	1,248,959
Rosneft Oil Co. PJSC, GDR	39,709	217,685
Severstal PJSC, GDR	110,498	1,667,415
Surgutneftegas OJSC, ADR	53,495	261,591
Tatneft PJSC, ADR(a)	11,326	714,897

		8,392,894

South Africa — 6.1%
Aspen Pharmacare Holdings Ltd.	5,577	122,369
Barclays Africa Group Ltd.	60,166	963,625
Bid Corp. Ltd.	21,401	464,405
Coronation Fund Managers Ltd.	31,986	218,708
Exxaro Resources Ltd.	221,556	2,044,995
Foschini Group Ltd. (The)	5,551	104,706
Growthpoint Properties Ltd., REIT(a)	422,250	1,012,802
Imperial Holdings Ltd.	34,990	689,734
Investec Ltd.	15,855	123,822
MMI Holdings Ltd.	138,620	258,452
Mr. Price Group Ltd.	92,735	2,230,080
Naspers Ltd. (Class N Stock)	18,370	4,495,379
Redefine Properties Ltd., REIT	195,025	190,960
Remgro Ltd.	20,354	381,518
RMB Holdings Ltd.	135,999	886,841
Standard Bank Group Ltd.	56,715	1,048,005
Telkom SA SOC Ltd.	31,731	142,488
Tiger Brands Ltd.	25,674	803,554
Woolworths Holdings Ltd.	158,408	803,025

		16,985,468

South Korea — 14.3%
AMOREPACIFIC Group	1,500	193,565
Celltrion, Inc.*(a)	3,513	1,050,902
Hana Financial Group, Inc.	30,412	1,310,670
Hanon Systems	52,244	569,296
Hanwha Chemical Corp.	15,822	442,735
Hanwha Corp.	10,328	384,003
Hanwha Life Insurance Co. Ltd.	89,058	525,115
Hotel Shilla Co. Ltd.	5,710	497,284
Hyundai Department Store Co. Ltd.	2,972	253,683
Hyundai Development Co-Engineering & Construction	5,651	202,206
Hyundai Engineering & Construction Co. Ltd.	2,428	97,929
Hyundai Marine & Fire Insurance Co. Ltd.	20,255	751,266
Hyundai Mobis Co. Ltd.	1,441	344,212
Korea Investment Holdings Co. Ltd.	11,148	875,081
KT&G Corp.	5,844	549,715
LG Corp.	21,533	1,767,556
LG Electronics, Inc.	14,287	1,474,083
Lotte Chemical Corp.	1,260	516,203
Lotte Shopping Co. Ltd.	1,722	379,998
NCSoft Corp.	4,177	1,616,414

A207

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
NH Investment & Securities Co. Ltd.	12,169	$161,674
OCI Co. Ltd.	6,948	1,039,796
POSCO	2,092	667,768
Samsung Electronics Co. Ltd.	6,161	14,395,030
Samsung SDS Co. Ltd.	6,260	1,501,189
SillaJen, Inc.*	2,603	264,942
SK Hynix, Inc.	88,281	6,763,381
SK Innovation Co. Ltd.	465	92,423
SK Telecom Co. Ltd.	7,406	1,605,892

		40,294,011

Taiwan — 11.5%
Advanced Semiconductor Engineering, Inc.	387,000	564,618
AU Optronics Corp.	954,000	442,315
Catcher Technology Co. Ltd.	213,000	2,677,389
Cathay Financial Holding Co. Ltd.	123,000	220,559
Chailease Holding Co. Ltd.	78,000	270,891
Chang Hwa Commercial Bank Ltd.	148,050	86,021
China Airlines Ltd.*	1,742,000	640,812
China Development Financial Holding Corp.	1,671,000	594,734
China Life Insurance Co. Ltd.	366,341	382,133
Compal Electronics, Inc.	636,000	436,703
CTBC Financial Holding Co. Ltd.	1,654,236	1,195,331
E.Sun Financial Holding Co. Ltd.	1,312,893	887,299
Eva Airways Corp.	320,000	165,040
Evergreen Marine Corp. Taiwan Ltd.*	1,295,000	676,283
First Financial Holding Co. Ltd.	1,958,141	1,365,734
Formosa Chemicals & Fibre Corp.	116,000	437,991
Hiwin Technologies Corp.	64,000	924,324
Hon Hai Precision Industry Co. Ltd.	621,118	1,937,249
Hua Nan Financial Holdings Co. Ltd.	590,301	355,923
Lite-On Technology Corp.	546,127	768,200
MediaTek, Inc.	71,000	816,943
Mega Financial Holding Co. Ltd.	91,000	78,704
Nanya Technology Corp.	75,000	240,307
Nien Made Enterprise Co. Ltd.	35,000	338,691
Novatek Microelectronics Corp.	39,000	178,317
Phison Electronics Corp.	103,000	1,080,616
Pou Chen Corp.	104,000	138,876
Powertech Technology, Inc.	84,000	264,807
Realtek Semiconductor Corp.	260,000	1,131,636
Shin Kong Financial Holding Co. Ltd.	1,673,000	641,184
SinoPac Financial Holdings Co. Ltd.	358,110	127,350
Taishin Financial Holding Co. Ltd.	438,909	216,772
Taiwan Cooperative Financial Holding Co. Ltd.	730,690	431,987
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	245,485	10,742,424
Uni-President Enterprises Corp.	382,000	902,109

		32,360,272

Thailand — 2.5%
Bangkok Bank PCL	39,000	247,772
Home Product Center PCL	646,200	287,954
Krung Thai Bank PCL	1,272,600	775,807
PTT Exploration & Production PCL, NVDR	63,100	232,687
PTT Global Chemical PCL, NVDR	1,043,700	3,172,567
PTT PCL, NVDR	22,100	389,227
Robinson PCL, NVDR	62,100	124,127

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Thai Oil PCL, NVDR	605,400	$1,764,624

		6,994,765

Turkey — 1.4%
BIM Birlesik Magazalar A/S	5,605	101,638
Ford Otomotiv Sanayi A/S	38,833	604,969
TAV Havalimanlari Holding A/S	56,191	338,505
Tofas Turk Otomobil Fabrikasi A/S	10,784	72,683
Turk Hava Yollari AO*	586,482	2,900,356

		4,018,151

United Arab Emirates — 0.1%
Emirates Telecommunications Group Co. PJSC	43,092	207,249

TOTAL COMMON STOCKS (cost $198,820,849)		238,082,884

PREFERRED STOCKS — 2.9%
Brazil
Itau Unibanco Holding SA, ADR (PRFC)	161,857	2,524,969
Itausa - Investimentos Itau SA, (PRFC)	417,760	1,760,148
Petroleo Brasileiro SA (PRFC)*	611,700	3,966,892

TOTAL PREFERRED STOCKS (cost $6,525,770)		8,252,009

TOTAL LONG-TERM INVESTMENTS (cost $205,346,619)		246,334,893

SHORT-TERM INVESTMENTS — 21.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(vv)(w)	31,623,554	31,623,554
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $27,323,764; includes $27,292,694 of cash collateral for securities on loan)(b)(w)	27,325,038	27,322,305

TOTAL SHORT-TERM INVESTMENTS (cost $58,947,318)		58,945,859

TOTAL INVESTMENTS — 108.7% (cost $264,293,937)		305,280,752
Liabilities in excess of other assets(z) — (8.7)%		(24,369,486)

NET ASSETS — 100.0%		$280,911,266

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending

A208

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

settlement, is $27,164,006; cash collateral of $27,292,694 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(vv)	Includes an amount of $6,356,166 segregated as collateral for OTC derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
53	BIST National 30 Index	Apr. 2018	$188,643	$(281)
38	FTSE Bursa Malaysia KLCI Index	Apr. 2018	912,668	(1,692)
25	Hang Seng China Enterprises Index	Apr. 2018	1,918,605	(16,826)
20	KOSPI 200 Index	Jun. 2018	1,480,439	14,895
2	MEX Bolsa Index	Jun. 2018	51,003	(1,277)
88	MSCI Taiwan Stock Index	Apr. 2018	3,556,080	(23,148)
301	SET50 Index	Jun. 2018	2,244,553	(24,803)
77	SGX MSCI Singapore index	Apr. 2018	2,286,245	14,604
83	SGX Nifty 50 Index	Apr. 2018	1,682,741	(10,485)

				(49,013)

Short Position:
147	FTSE/JSE Top 40 Index	Jun. 2018	6,132,062	455,475

				$406,462

Cash and foreign currency of $1,080,674 and $158,131 have been segregated with Barclays Capital Group and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 06/20/18	Citigroup Global Markets	BRL	10,200	$3,126,036	$3,067,195	$—	$(58,841)
Expiring 06/20/18	Citigroup Global Markets	BRL	3,162	950,238	950,830	592	—
Expiring 06/20/18	Citigroup Global Markets	BRL	1,800	546,869	541,270	—	(5,599)
Expiring 06/20/18	Citigroup Global Markets	BRL	1,200	366,414	360,847	—	(5,567)
Expiring 06/20/18	Citigroup Global Markets	BRL	900	274,575	270,634	—	(3,941)
Expiring 06/20/18	Citigroup Global Markets	BRL	400	122,704	120,282	—	(2,422)
Expiring 06/20/18	Citigroup Global Markets	BRL	55	16,710	16,539	—	(171)
Chilean Peso,
Expiring 06/20/18	Citigroup Global Markets	CLP	890,000	1,471,081	1,473,351	2,270	—
Expiring 06/20/18	Citigroup Global Markets	CLP	700,000	1,160,482	1,158,815	—	(1,667)
Expiring 06/20/18	Citigroup Global Markets	CLP	678,622	1,138,326	1,123,425	—	(14,901)
Expiring 06/20/18	Citigroup Global Markets	CLP	678,622	1,138,555	1,123,424	—	(15,131)
Expiring 06/20/18	Citigroup Global Markets	CLP	640,000	1,074,823	1,059,488	—	(15,335)
Expiring 06/20/18	Citigroup Global Markets	CLP	590,000	990,454	976,715	—	(13,739)
Expiring 06/20/18	Citigroup Global Markets	CLP	530,000	892,015	877,389	—	(14,626)
Expiring 06/20/18	Citigroup Global Markets	CLP	520,000	882,481	860,834	—	(21,647)
Expiring 06/20/18	Citigroup Global Markets	CLP	510,000	861,181	844,280	—	(16,901)
Expiring 06/20/18	Citigroup Global Markets	CLP	470,000	797,746	778,061	—	(19,685)
Expiring 06/20/18	Citigroup Global Markets	CLP	420,000	707,535	695,289	—	(12,246)
Expiring 06/20/18	Citigroup Global Markets	CLP	10,000	16,691	16,554	—	(137)
Chinese Renminbi,
Expiring 06/20/18	Citigroup Global Markets	CNH	13,819	2,163,791	2,194,706	30,915	—
Expiring 06/20/18	Citigroup Global Markets	CNH	5,892	927,469	935,756	8,287	—

A209

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/20/18	Citigroup Global Markets	CNH	3,077	$485,793	$488,683	$2,890	$—
Expiring 06/20/18	Citigroup Global Markets	CNH	2,972	472,630	472,007	—	(623)
Expiring 06/20/18	Citigroup Global Markets	CNH	,849	447,746	452,472	4,726	—
Expiring 06/20/18	Citigroup Global Markets	CNH	2,393	377,293	380,052	2,759	—
Expiring 06/20/18	Citigroup Global Markets	CNH	1,778	279,676	282,378	2,702	—
Expiring 06/20/18	Citigroup Global Markets	CNH	48	7,524	7,623	99	—
Colombian Peso,
Expiring 06/20/18	Citigroup Global Markets	COP	1,300,000	447,090	463,909	16,819	—
Expiring 06/20/18	Citigroup Global Markets	COP	1,300,000	449,362	463,909	14,547	—
Expiring 06/20/18	Citigroup Global Markets	COP	1,300,000	450,522	463,909	13,387	—
Expiring 06/20/18	Citigroup Global Markets	COP	1,300,000	450,608	463,909	13,301	—
Expiring 06/20/18	Citigroup Global Markets	COP	1,300,000	453,067	463,911	10,844	—
Expiring 06/20/18	Citigroup Global Markets	COP	1,300,000	453,390	463,910	10,520	—
Expiring 06/20/18	Citigroup Global Markets	COP	1,300,000	454,754	463,910	9,156	—
Expiring 06/20/18	Citigroup Global Markets	COP	1,300,000	455,886	463,910	8,024	—
Czech Koruna,
Expiring 06/20/18	Citigroup Global Markets	CZK	44,000	2,138,214	2,138,214	—	—
Expiring 06/20/18	Citigroup Global Markets	CZK	34,000	1,658,243	1,654,667	—	(3,576)
Expiring 06/20/18	Citigroup Global Markets	CZK	24,213	1,168,424	1,178,342	9,918	—
Expiring 06/20/18	Citigroup Global Markets	CZK	24,213	1,172,807	1,178,342	5,535	—
Expiring 06/20/18	Citigroup Global Markets	CZK	24,213	1,181,131	1,178,342	—	(2,789)
Expiring 06/20/18	Citigroup Global Markets	CZK	24,213	1,182,140	1,178,342	—	(3,798)
Expiring 06/20/18	Citigroup Global Markets	CZK	24,213	1,183,382	1,178,342	—	(5,040)
Expiring 06/20/18	Citigroup Global Markets	CZK	24,213	1,184,720	1,178,342	—	(6,378)
Expiring 06/20/18	Citigroup Global Markets	CZK	24,213	1,185,033	1,178,342	—	(6,691)
Expiring 06/20/18	Citigroup Global Markets	CZK	24,213	1,185,903	1,178,341	—	(7,562)
Expiring 06/20/18	Citigroup Global Markets	CZK	12,000	586,236	584,000	—	(2,236)
Expiring 06/20/18	Citigroup Global Markets	CZK	9,000	439,951	438,000	—	(1,951)
Expiring 06/20/18	Citigroup Global Markets	CZK	8,000	390,464	389,333	—	(1,131)
Expiring 06/20/18	Citigroup Global Markets	CZK	8,000	392,801	389,333	—	(3,468)
Expiring 06/20/18	Citigroup Global Markets	CZK	5,000	243,795	243,333	—	(462)
Hong Kong Dollar,
Expiring 06/20/18	Citigroup Global Markets	HKD	48,361	6,199,834	6,179,105	—	(20,729)
Expiring 06/20/18	Citigroup Global Markets	HKD	48,361	6,199,913	6,179,104	—	(20,809)
Expiring 06/20/18	Citigroup Global Markets	HKD	17,333	2,217,921	2,214,644	—	(3,277)
Expiring 06/20/18	Citigroup Global Markets	HKD	5,819	745,578	743,496	—	(2,082)
Expiring 06/20/18	Citigroup Global Markets	HKD	4,906	628,924	626,842	—	(2,082)
Expiring 06/20/18	Citigroup Global Markets	HKD	3,587	458,895	458,312	—	(583)
Expiring 06/20/18	Citigroup Global Markets	HKD	3,300	423,068	421,642	—	(1,426)
Expiring 06/20/18	Citigroup Global Markets	HKD	2,900	371,096	370,534	—	(562)
Expiring 06/20/18	Citigroup Global Markets	HKD	2,900	371,376	370,534	—	(842)
Expiring 06/20/18	Citigroup Global Markets	HKD	2,600	332,946	332,203	—	(743)
Expiring 06/20/18	Citigroup Global Markets	HKD	2,000	256,395	255,541	—	(854)
Expiring 06/20/18	Citigroup Global Markets	HKD	1,900	242,810	242,764	—	(46)
Expiring 06/20/18	Citigroup Global Markets	HKD	1,900	242,955	242,764	—	(191)
Expiring 06/20/18	Citigroup Global Markets	HKD	1,900	243,067	242,764	—	(303)
Expiring 06/20/18	Citigroup Global Markets	HKD	1,700	217,278	217,209	—	(69)
Expiring 06/20/18	Citigroup Global Markets	HKD	1,500	191,830	191,656	—	(174)
Expiring 06/20/18	Citigroup Global Markets	HKD	1,200	153,681	153,325	—	(356)
Expiring 06/20/18	Citigroup Global Markets	HKD	800	102,197	102,217	20	—
Expiring 06/20/18	Citigroup Global Markets	HKD	300	38,372	38,331	—	(41)
Expiring 06/20/18	Citigroup Global Markets	HKD	85	10,863	10,861	—	(2)

A210

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Hungarian Forint,
Expiring 06/20/18	Citigroup Global Markets	HUF	367,873	$1,436,446	$1,457,272	$20,826	$—
Expiring 06/20/18	Citigroup Global Markets	HUF	367,873	1,441,625	1,457,272	15,647	—
Expiring 06/20/18	Citigroup Global Markets	HUF	367,873	1,454,564	1,457,272	2,708	—
Expiring 06/20/18	Citigroup Global Markets	HUF	367,873	1,455,773	1,457,272	1,499	—
Expiring 06/20/18	Citigroup Global Markets	HUF	367,873	1,455,831	1,457,273	1,442	—
Expiring 06/20/18	Citigroup Global Markets	HUF	367,873	1,458,370	1,457,272	—	(1,098)
Expiring 06/20/18	Citigroup Global Markets	HUF	367,873	1,462,976	1,457,273	—	(5,703)
Expiring 06/20/18	Citigroup Global Markets	HUF	367,873	1,471,466	1,457,272	—	(14,194)
Indian Rupee,
Expiring 06/20/18	Citigroup Global Markets	INR	334,932	5,071,140	5,084,185	13,045	—
Expiring 06/20/18	Citigroup Global Markets	INR	334,932	5,075,905	5,084,186	8,281	—
Expiring 06/20/18	Citigroup Global Markets	INR	334,932	5,078,791	5,084,185	5,394	—
Expiring 06/20/18	Citigroup Global Markets	INR	334,932	5,088,436	5,084,185	—	(4,251)
Israeli Shekel,
Expiring 06/20/18	Citigroup Global Markets	ILS	764	221,756	218,928	—	(2,828)
Expiring 06/20/18	Citigroup Global Markets	ILS	59	17,310	16,907	—	(403)
Mexican Peso,
Expiring 06/20/18	Citigroup Global Markets	MXN	32,000	1,664,017	1,737,331	73,314	—
Expiring 06/20/18	Citigroup Global Markets	MXN	29,000	1,524,035	1,574,456	50,421	—
Expiring 06/20/18	Citigroup Global Markets	MXN	27,000	1,413,655	1,465,873	52,218	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,183,217	1,236,780	53,563	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,183,520	1,236,779	53,259	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,185,059	1,236,779	51,720	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,190,600	1,236,779	46,179	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,191,641	1,236,780	45,139	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,193,377	1,236,780	43,403	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,195,540	1,236,779	41,239	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,195,963	1,236,779	40,816	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,198,558	1,236,779	38,221	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,198,798	1,236,779	37,981	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,199,187	1,236,780	37,593	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,200,597	1,236,780	36,183	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,203,497	1,236,779	33,282	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,205,497	1,236,779	31,282	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,209,961	1,236,780	26,819	—
Expiring 06/20/18	Citigroup Global Markets	MXN	22,780	1,210,963	1,236,779	25,816	—
Expiring 06/20/18	Citigroup Global Markets	MXN	12,000	630,878	651,499	20,621	—
Expiring 06/20/18	Citigroup Global Markets	MXN	10,000	530,925	542,916	11,991	—
Expiring 06/20/18	Citigroup Global Markets	MXN	9,000	475,048	488,624	13,576	—
Expiring 06/20/18	Citigroup Global Markets	MXN	2,075	110,431	112,655	2,224	—
Expiring 06/20/18	Citigroup Global Markets	MXN	2,000	105,369	108,583	3,214	—
Expiring 06/20/18	Citigroup Global Markets	MXN	1,855	98,419	100,711	2,292	—
Expiring 06/20/18	Citigroup Global Markets	MXN	1,000	52,026	54,291	2,265	—
Expiring 06/20/18	Citigroup Global Markets	MXN	129	6,822	7,003	181	—
New Taiwanese Dollar,
Expiring 06/20/18	Citigroup Global Markets	TWD	25,123	866,134	866,843	709	—
Expiring 06/20/18	Citigroup Global Markets	TWD	24,000	832,181	828,096	—	(4,085)
Expiring 06/20/18	Citigroup Global Markets	TWD	19,293	664,399	665,676	1,277	—
Expiring 06/20/18	Citigroup Global Markets	TWD	19,293	665,017	665,676	659	—
Expiring 06/20/18	Citigroup Global Markets	TWD	19,293	665,040	665,676	636	—
Expiring 06/20/18	Citigroup Global Markets	TWD	19,293	665,959	665,677	—	(282)
Expiring 06/20/18	Citigroup Global Markets	TWD	19,293	666,465	665,677	—	(788)

A211

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/20/18	Citigroup Global Markets	TWD	19,293	$666,741	$665,676	$—	$(1,065)
Expiring 06/20/18	Citigroup Global Markets	TWD	19,293	667,572	665,677	—	(1,895)
Expiring 06/20/18	Citigroup Global Markets	TWD	19,293	667,687	665,676	—	(2,011)
Expiring 06/20/18	Citigroup Global Markets	TWD	12,000	417,103	414,048	—	(3,055)
Expiring 06/20/18	Citigroup Global Markets	TWD	11,000	380,124	380,124	—	—
Expiring 06/20/18	Citigroup Global Markets	TWD	8,000	277,249	276,031	—	(1,218)
Expiring 06/20/18	Citigroup Global Markets	TWD	260	9,032	8,971	—	(61)
Philippine Peso,
Expiring 06/20/18	Citigroup Global Markets	PHP	7,993	151,291	152,546	1,255	—
Polish Zloty,
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,027,869	1,030,433	2,564	—
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,031,764	1,030,433	—	(1,331)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,034,074	1,030,432	—	(3,642)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,035,678	1,030,432	—	(5,246)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,036,628	1,030,433	—	(6,195)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,037,188	1,030,432	—	(6,756)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,038,794	1,030,432	—	(8,362)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,039,569	1,030,433	—	(9,136)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,041,513	1,030,432	—	(11,081)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,043,226	1,030,433	—	(12,793)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,044,123	1,030,433	—	(13,690)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,045,549	1,030,433	—	(15,116)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,046,310	1,030,433	—	(15,877)
Expiring 06/20/18	Citigroup Global Markets	PLN	3,522	1,051,512	1,030,433	—	(21,079)
Expiring 06/20/18	Citigroup Global Markets	PLN	47	13,830	13,753	—	(77)
Expiring 06/20/18	Citigroup Global Markets	PLN	44	12,928	12,875	—	(53)
Expiring 06/20/18	Citigroup Global Markets	PLN	15	4,432	4,389	—	(43)
Expiring 06/20/18	Citigroup Global Markets	PLN	2	587	585	—	(2)
Russian Ruble,
Expiring 06/20/18	Citigroup Global Markets	RUB	93,000	1,618,779	1,608,317	—	(10,462)
Expiring 06/20/18	Citigroup Global Markets	RUB	84,000	1,463,506	1,452,673	—	(10,833)
Expiring 06/20/18	Citigroup Global Markets	RUB	75,000	1,321,429	1,297,030	—	(24,399)
Expiring 06/20/18	Citigroup Global Markets	RUB	24,141	426,510	417,488	—	(9,022)
Expiring 06/20/18	Citigroup Global Markets	RUB	21,000	366,686	363,169	—	(3,517)
Expiring 06/20/18	Citigroup Global Markets	RUB	5,000	87,017	86,468	—	(549)
Expiring 06/20/18	Citigroup Global Markets	RUB	4,000	69,348	69,175	—	(173)
Singapore Dollar,
Expiring 06/20/18	Citigroup Global Markets	SGD	4,330	3,290,461	3,308,958	18,497	—
Expiring 06/20/18	Citigroup Global Markets	SGD	3,850	2,932,618	2,942,145	9,527	—
Expiring 06/20/18	Citigroup Global Markets	SGD	3,300	2,528,358	2,521,839	—	(6,519)
Expiring 06/20/18	Citigroup Global Markets	SGD	2,440	1,863,598	1,864,632	1,034	—
Expiring 06/20/18	Citigroup Global Markets	SGD	2,180	1,662,542	1,665,942	3,400	—
Expiring 06/20/18	Citigroup Global Markets	SGD	2,040	1,549,934	1,558,955	9,021	—
Expiring 06/20/18	Citigroup Global Markets	SGD	920	698,638	703,058	4,420	—
Expiring 06/20/18	Citigroup Global Markets	SGD	800	609,903	611,354	1,451	—
Expiring 06/20/18	Citigroup Global Markets	SGD	750	570,848	573,146	2,298	—
Expiring 06/20/18	Citigroup Global Markets	SGD	750	572,239	573,145	906	—
Expiring 06/20/18	Citigroup Global Markets	SGD	640	490,123	489,084	—	(1,039)
Expiring 06/20/18	Citigroup Global Markets	SGD	230	175,902	175,764	—	(138)
Expiring 06/20/18	Citigroup Global Markets	SGD	140	106,815	106,987	172	—
Expiring 06/20/18	Citigroup Global Markets	SGD	15	11,408	11,463	55	—
Expiring 06/20/18	Citigroup Global Markets	SGD	15	11,413	11,463	50	—

A212

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 06/20/18	Citigroup Global Markets	ZAR	11,400	$936,238	$952,059	$15,821	$—
Expiring 06/20/18	Citigroup Global Markets	ZAR	11,100	937,876	927,004	—	(10,872)
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	495,991	502,014	6,023	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	497,321	502,014	4,693	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	497,914	502,014	4,100	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	498,190	502,013	3,823	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	499,080	502,014	2,934	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	499,320	502,014	2,694	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	500,618	502,014	1,396	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	504,864	502,014	—	(2,850)
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	504,907	502,014	—	(2,893)
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	505,076	502,014	—	(3,062)
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	505,344	502,014	—	(3,330)
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	509,011	502,014	—	(6,997)
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	510,776	502,014	—	(8,762)
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,011	512,404	502,014	—	(10,390)
Expiring 06/20/18	Citigroup Global Markets	ZAR	4,300	361,590	359,110	—	(2,480)
Expiring 06/20/18	Citigroup Global Markets	ZAR	2,600	215,396	217,136	1,740	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	2,300	190,796	192,082	1,286	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	2,000	165,688	167,028	1,340	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	800	66,255	66,812	557	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	500	42,287	41,757	—	(530)
South Korean Won,
Expiring 06/20/18	Citigroup Global Markets	KRW	1,798,493	1,689,684	1,692,290	2,606	—
Expiring 06/20/18	Citigroup Global Markets	KRW	988,959	920,608	930,561	9,953	—
Expiring 06/20/18	Citigroup Global Markets	KRW	2,237	2,103	2,105	2	—
Thai Baht,
Expiring 06/20/18	Citigroup Global Markets	THB	9,188	295,982	294,657	—	(1,325)
Expiring 06/20/18	Citigroup Global Markets	THB	5,000	160,046	160,350	304	—
Expiring 06/20/18	Citigroup Global Markets	THB	4,585	146,678	147,041	363	—
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	63,737	64,140	403	—
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	64,233	64,233	—	—
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	64,321	64,139	—	(182)
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	64,381	64,140	—	(241)
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	64,489	64,139	—	(350)
Expiring 06/20/18	Citigroup Global Markets	THB	1,000	32,132	32,070	—	(62)
Expiring 06/20/18	Citigroup Global Markets	THB	1,000	32,176	32,070	—	(106)
Turkish Lira,
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,210,558	1,179,712	—	(30,846)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,212,018	1,179,711	—	(32,307)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,212,142	1,179,712	—	(32,430)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,212,656	1,179,712	—	(32,944)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,213,143	1,179,711	—	(33,432)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,214,982	1,179,712	—	(35,270)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,215,275	1,179,711	—	(35,564)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,215,353	1,179,712	—	(35,641)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,216,827	1,179,712	—	(37,115)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,217,694	1,179,712	—	(37,982)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,219,141	1,179,711	—	(39,430)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,220,155	1,179,712	—	(40,443)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,221,576	1,179,711	—	(41,865)
Expiring 06/20/18	Citigroup Global Markets	TRY	4,771	1,222,609	1,179,711	—	(42,898)

A213

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/20/18	Citigroup Global Markets	TRY	2,700	$686,460	$667,592	$—	$(18,868)
Expiring 06/20/18	Citigroup Global Markets	TRY	2,600	662,187	642,865	—	(19,322)
Expiring 06/20/18	Citigroup Global Markets	TRY	2,200	553,380	543,963	—	(9,417)
Expiring 06/20/18	Citigroup Global Markets	TRY	1,000	255,182	247,256	—	(7,926)
Expiring 06/20/18	Citigroup Global Markets	TRY	988	243,156	244,289	1,133	—
Expiring 06/20/18	Citigroup Global Markets	TRY	700	178,947	173,079	—	(5,868)
Expiring 06/20/18	Citigroup Global Markets	TRY	400	102,416	98,902	—	(3,514)
Expiring 06/20/18	Citigroup Global Markets	TRY	100	25,547	24,726	—	(821)

				$196,766,308	$196,804,541	1,230,067	(1,191,834)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	$1,861,096	$1,820,857	$40,239	$—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,859,953	1,820,857	39,096	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,851,253	1,820,857	30,396	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,850,630	1,820,856	29,774	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,850,009	1,820,857	29,152	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,849,048	1,820,857	28,191	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,846,398	1,820,857	25,541	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,845,835	1,820,857	24,978	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,840,729	1,820,857	19,872	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,839,806	1,820,857	18,949	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,838,438	1,820,857	17,581	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,838,020	1,820,858	17,162	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,833,650	1,820,857	12,793	—
Expiring 06/20/18	Citigroup Global Markets	BRL	6,055	1,831,210	1,820,857	10,353	—
Expiring 06/20/18	Citigroup Global Markets	BRL	1,500	455,441	451,058	4,383	—
Expiring 06/20/18	Citigroup Global Markets	BRL	267	81,452	80,289	1,163	—
Expiring 06/20/18	Citigroup Global Markets	BRL	49	14,876	14,735	141	—
Expiring 06/20/18	Citigroup Global Markets	BRL	32	9,621	9,623	—	(2)
Chilean Peso,
Expiring 06/20/18	Citigroup Global Markets	CLP	630,000	1,035,615	1,042,934	—	(7,319)
Expiring 06/20/18	Citigroup Global Markets	CLP	620,000	1,024,472	1,026,379	—	(1,907)
Expiring 06/20/18	Citigroup Global Markets	CLP	580,000	957,092	960,161	—	(3,069)
Expiring 06/20/18	Citigroup Global Markets	CLP	580,000	953,888	960,161	—	(6,273)
Expiring 06/20/18	Citigroup Global Markets	CLP	540,000	891,509	893,943	—	(2,434)
Expiring 06/20/18	Citigroup Global Markets	CLP	490,000	803,540	811,170	—	(7,630)
Expiring 06/20/18	Citigroup Global Markets	CLP	460,000	763,082	763,082	—	—
Expiring 06/20/18	Citigroup Global Markets	CLP	440,000	724,009	728,398	—	(4,389)
Expiring 06/20/18	Citigroup Global Markets	CLP	410,000	672,101	678,734	—	(6,633)
Expiring 06/20/18	Citigroup Global Markets	CLP	64,361	106,701	106,547	154	—
Expiring 06/20/18	Citigroup Global Markets	CLP	452	748	748	—	—
Chinese Renminbi,
Expiring 06/20/18	Citigroup Global Markets	CNH	65,505	10,310,514	10,403,373	—	(92,859)
Expiring 06/20/18	Citigroup Global Markets	CNH	4,872	765,223	773,761	—	(8,538)
Expiring 06/20/18	Citigroup Global Markets	CNH	4,228	661,906	671,482	—	(9,576)
Expiring 06/20/18	Citigroup Global Markets	CNH	2,698	425,162	428,491	—	(3,329)
Colombian Peso,
Expiring 06/20/18	Citigroup Global Markets	COP	2,000,000	695,711	713,707	—	(17,996)

A214

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/20/18	Citigroup Global Markets	COP	1,600,000	$557,708	$570,965	$—	$(13,257)
Expiring 06/20/18	Citigroup Global Markets	COP	1,000,000	347,143	356,854	—	(9,711)
Expiring 06/20/18	Citigroup Global Markets	COP	800,000	280,578	285,483	—	(4,905)
Expiring 06/20/18	Citigroup Global Markets	COP	700,000	242,156	249,798	—	(7,642)
Expiring 06/20/18	Citigroup Global Markets	COP	500,000	173,325	178,427	—	(5,102)
Czech Koruna,
Expiring 06/20/18	Citigroup Global Markets	CZK	36,000	1,738,990	1,752,001	—	(13,011)
Expiring 06/20/18	Citigroup Global Markets	CZK	28,000	1,363,388	1,362,667	721	—
Expiring 06/20/18	Citigroup Global Markets	CZK	24,000	1,179,439	1,168,000	11,439	—
Expiring 06/20/18	Citigroup Global Markets	CZK	18,000	877,212	876,000	1,212	—
Expiring 06/20/18	Citigroup Global Markets	CZK	16,000	780,224	778,666	1,558	—
Expiring 06/20/18	Citigroup Global Markets	CZK	11,000	544,869	535,333	9,536	—
Expiring 06/20/18	Citigroup Global Markets	CZK	7,000	344,371	340,666	3,705	—
Expiring 06/20/18	Citigroup Global Markets	CZK	3,000	146,788	146,000	788	—
Expiring 06/20/18	Citigroup Global Markets	CZK	1,000	48,983	48,667	316	—
Hong Kong Dollar,
Expiring 06/20/18	Citigroup Global Markets	HKD	16,943	2,171,197	2,164,814	6,383	—
Expiring 06/20/18	Citigroup Global Markets	HKD	11,843	1,513,195	1,513,185	10	—
Expiring 06/20/18	Citigroup Global Markets	HKD	7,144	914,811	912,791	2,020	—
Expiring 06/20/18	Citigroup Global Markets	HKD	7,000	896,868	894,393	2,475	—
Expiring 06/20/18	Citigroup Global Markets	HKD	4,000	511,829	511,081	748	—
Expiring 06/20/18	Citigroup Global Markets	HKD	3,800	487,122	485,527	1,595	—
Expiring 06/20/18	Citigroup Global Markets	HKD	3,730	476,576	476,584	—	(8)
Expiring 06/20/18	Citigroup Global Markets	HKD	3,650	466,247	466,362	—	(115)
Expiring 06/20/18	Citigroup Global Markets	HKD	3,514	449,319	448,985	334	—
Expiring 06/20/18	Citigroup Global Markets	HKD	3,320	424,310	424,197	113	—
Expiring 06/20/18	Citigroup Global Markets	HKD	2,641	338,557	337,442	1,115	—
Expiring 06/20/18	Citigroup Global Markets	HKD	2,295	293,529	293,233	296	—
Expiring 06/20/18	Citigroup Global Markets	HKD	2,000	256,426	255,541	885	—
Expiring 06/20/18	Citigroup Global Markets	HKD	2,000	256,306	255,541	765	—
Expiring 06/20/18	Citigroup Global Markets	HKD	1,900	242,754	242,754	—	—
Expiring 06/20/18	Citigroup Global Markets	HKD	1,500	192,176	191,655	521	—
Expiring 06/20/18	Citigroup Global Markets	HKD	1,500	191,815	191,656	159	—
Expiring 06/20/18	Citigroup Global Markets	HKD	1,400	179,096	178,879	217	—
Expiring 06/20/18	Citigroup Global Markets	HKD	700	89,519	89,439	80	—
Expiring 06/20/18	Citigroup Global Markets	HKD	500	64,021	63,885	136	—
Expiring 06/20/18	Citigroup Global Markets	HKD	400	51,133	51,108	25	—
Expiring 06/20/18	Citigroup Global Markets	HKD	400	51,087	51,108	—	(21)
Expiring 06/20/18	Citigroup Global Markets	HKD	310	39,642	39,609	33	—
Expiring 06/20/18	Citigroup Global Markets	HKD	64	8,188	8,177	11	—
Hungarian Forint,
Expiring 06/20/18	Citigroup Global Markets	HUF	430,000	1,724,612	1,703,381	21,231	—
Indian Rupee,
Expiring 06/20/18	Citigroup Global Markets	INR	129,000	1,959,586	1,958,187	1,399	—
Expiring 06/20/18	Citigroup Global Markets	INR	63,000	955,592	956,324	—	(732)
Expiring 06/20/18	Citigroup Global Markets	INR	58,000	881,757	880,425	1,332	—
Expiring 06/20/18	Citigroup Global Markets	INR	57,000	865,272	865,245	27	—
Expiring 06/20/18	Citigroup Global Markets	INR	55,000	835,736	834,886	850	—
Expiring 06/20/18	Citigroup Global Markets	INR	38,000	577,198	576,830	368	—
Expiring 06/20/18	Citigroup Global Markets	INR	27,000	408,965	409,853	—	(888)
Expiring 06/20/18	Citigroup Global Markets	INR	21,000	319,527	318,775	752	—
Expiring 06/20/18	Citigroup Global Markets	INR	10,000	152,044	151,797	247	—

A215

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah,
Expiring 06/20/18	Citigroup Global Markets	IDR	21,820,718	$1,593,212	$1,574,287	$18,925	$—
Expiring 06/20/18	Citigroup Global Markets	IDR	21,820,718	1,586,263	1,574,287	11,976	—
Expiring 06/20/18	Citigroup Global Markets	IDR	21,820,718	1,578,803	1,574,287	4,516	—
Expiring 06/20/18	Citigroup Global Markets	IDR	21,820,718	1,577,547	1,574,286	3,261	—
Expiring 06/20/18	Citigroup Global Markets	IDR	21,820,718	1,570,915	1,574,287	—	(3,372)
Expiring 06/20/18	Citigroup Global Markets	IDR	21,820,718	1,570,282	1,574,287	—	(4,005)
Expiring 06/20/18	Citigroup Global Markets	IDR	21,820,718	1,570,078	1,574,286	—	(4,208)
Expiring 06/20/18	Citigroup Global Markets	IDR	21,820,718	1,566,112	1,574,287	—	(8,175)
Expiring 06/20/18	Citigroup Global Markets	IDR	2,670,920	192,166	192,698	—	(532)
Expiring 06/20/18	Citigroup Global Markets	IDR	1,007,630	72,611	72,697	—	(86)
Israeli Shekel,
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	949,564	933,287	16,277	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	947,300	933,288	14,012	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	946,833	933,288	13,545	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	945,073	933,288	11,785	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	944,278	933,287	10,991	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	942,066	933,288	8,778	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	942,039	933,288	8,751	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	941,658	933,288	8,370	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	939,457	933,287	6,170	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	938,185	933,287	4,898	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	938,185	933,287	4,898	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	937,483	933,287	4,196	—
Expiring 06/20/18	Citigroup Global Markets	ILS	3,257	935,249	933,288	1,961	—
Expiring 06/20/18	Citigroup Global Markets	ILS	808	233,450	231,536	1,914	—
Expiring 06/20/18	Citigroup Global Markets	ILS	300	85,087	85,967	—	(880)
Expiring 06/20/18	Citigroup Global Markets	ILS	15	4,329	4,299	30	—
Mexican Peso,
Expiring 06/20/18	Citigroup Global Markets	MXN	37,000	1,969,544	2,008,788	—	(39,244)
Expiring 06/20/18	Citigroup Global Markets	MXN	75	4,026	4,072	—	(46)
Expiring 06/20/18	Citigroup Global Markets	MXN	5	269	272	—	(3)
New Taiwanese Dollar,
Expiring 06/20/18	Citigroup Global Markets	TWD	23,182	802,142	799,871	2,271	—
Peruvian Nuevo Sol,
Expiring 06/20/18	Citigroup Global Markets	PEN	156	47,787	48,231	—	(444)
Expiring 06/20/18	Citigroup Global Markets	PEN	100	30,678	30,917	—	(239)
Philippine Peso,
Expiring 06/20/18	Citigroup Global Markets	PHP	91,144	1,742,537	1,739,479	3,058	—
Expiring 06/20/18	Citigroup Global Markets	PHP	91,144	1,741,705	1,739,479	2,226	—
Expiring 06/20/18	Citigroup Global Markets	PHP	91,144	1,734,496	1,739,480	—	(4,984)
Expiring 06/20/18	Citigroup Global Markets	PHP	91,144	1,729,641	1,739,480	—	(9,839)
Expiring 06/20/18	Citigroup Global Markets	PHP	51,000	971,518	973,336	—	(1,818)
Expiring 06/20/18	Citigroup Global Markets	PHP	50,000	949,664	954,250	—	(4,586)
Expiring 06/20/18	Citigroup Global Markets	PHP	40,000	761,322	763,400	—	(2,078)
Expiring 06/20/18	Citigroup Global Markets	PHP	36,000	685,124	687,060	—	(1,936)
Expiring 06/20/18	Citigroup Global Markets	PHP	31,000	593,583	591,635	1,948	—
Expiring 06/20/18	Citigroup Global Markets	PHP	31,000	588,177	591,635	—	(3,458)
Expiring 06/20/18	Citigroup Global Markets	PHP	28,000	535,064	534,380	684	—
Expiring 06/20/18	Citigroup Global Markets	PHP	27,000	512,624	515,295	—	(2,671)
Expiring 06/20/18	Citigroup Global Markets	PHP	23,000	437,885	438,955	—	(1,070)
Expiring 06/20/18	Citigroup Global Markets	PHP	21,000	399,953	400,785	—	(832)
Expiring 06/20/18	Citigroup Global Markets	PHP	19,000	361,559	362,615	—	(1,056)

A216

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/20/18	Citigroup Global Markets	PHP	17,000	$321,877	$324,445	$—	$(2,568)
Expiring 06/20/18	Citigroup Global Markets	PHP	16,000	304,297	305,360	—	(1,063)
Expiring 06/20/18	Citigroup Global Markets	PHP	14,000	267,634	267,190	444	—
Expiring 06/20/18	Citigroup Global Markets	PHP	2,000	38,067	38,170	—	(103)
Expiring 06/20/18	Citigroup Global Markets	PHP	2,000	37,997	38,170	—	(173)
Polish Zloty,
Expiring 06/20/18	Citigroup Global Markets	PLN	2,600	763,553	760,791	2,762	—
Expiring 06/20/18	Citigroup Global Markets	PLN	2,300	674,873	673,007	1,866	—
Expiring 06/20/18	Citigroup Global Markets	PLN	2,100	616,219	614,485	1,734	—
Expiring 06/20/18	Citigroup Global Markets	PLN	2,100	613,161	614,484	—	(1,323)
Expiring 06/20/18	Citigroup Global Markets	PLN	2,000	585,926	585,224	702	—
Expiring 06/20/18	Citigroup Global Markets	PLN	478	139,821	139,869	—	(48)
Russian Ruble,
Expiring 06/20/18	Citigroup Global Markets	RUB	47,000	821,101	812,805	8,296	—
Expiring 06/20/18	Citigroup Global Markets	RUB	10,199	176,985	176,379	606	—
Expiring 06/20/18	Citigroup Global Markets	RUB	9	156	156	—	—
South African Rand,
Expiring 06/20/18	Citigroup Global Markets	ZAR	14,400	1,203,908	1,202,600	1,308	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,984	583,711	583,261	450	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,800	577,357	567,894	9,463	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	6,800	575,296	567,894	7,402	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	5,200	433,438	433,438	—	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	3,200	267,413	267,245	168	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	995	83,521	83,096	425	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	400	33,865	33,405	460	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	290	24,208	24,219	—	(11)
Expiring 06/20/18	Citigroup Global Markets	ZAR	111	9,422	9,270	152	—
Expiring 06/20/18	Citigroup Global Markets	ZAR	5	425	418	7	—
South Korean Won,
Expiring 06/20/18	Citigroup Global Markets	KRW	3,914,321	3,666,317	3,683,177	—	(16,860)
Expiring 06/20/18	Citigroup Global Markets	KRW	3,914,321	3,656,522	3,683,178	—	(26,656)
Expiring 06/20/18	Citigroup Global Markets	KRW	3,914,321	3,645,963	3,683,177	—	(37,214)
Expiring 06/20/18	Citigroup Global Markets	KRW	3,914,321	3,636,310	3,683,177	—	(46,867)
Expiring 06/20/18	Citigroup Global Markets	KRW	3,914,321	3,623,519	3,683,177	—	(59,658)
Expiring 06/20/18	Citigroup Global Markets	KRW	3,914,321	3,621,943	3,683,178	—	(61,235)
Expiring 06/20/18	Citigroup Global Markets	KRW	3,914,321	3,621,172	3,683,177	—	(62,005)
Expiring 06/20/18	Citigroup Global Markets	KRW	3,914,321	3,612,317	3,683,177	—	(70,860)
Expiring 06/20/18	Citigroup Global Markets	KRW	1,180,000	1,107,873	1,110,320	—	(2,447)
Expiring 06/20/18	Citigroup Global Markets	KRW	1,000,000	929,883	940,949	—	(11,066)
Expiring 06/20/18	Citigroup Global Markets	KRW	300,000	280,858	282,284	—	(1,426)
Thai Baht,
Expiring 06/20/18	Citigroup Global Markets	THB	16,140	517,367	517,607	—	(240)
Expiring 06/20/18	Citigroup Global Markets	THB	5,585	179,083	179,110	—	(27)
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	64,421	64,140	281	—
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	64,366	64,139	227	—
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	64,315	64,140	175	—
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	64,260	64,140	120	—
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	64,148	64,140	8	—
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	64,093	64,140	—	(47)
Expiring 06/20/18	Citigroup Global Markets	THB	2,000	63,620	64,140	—	(520)
Expiring 06/20/18	Citigroup Global Markets	THB	1,000	32,233	32,070	163	—
Expiring 06/20/18	Citigroup Global Markets	THB	1,000	32,224	32,070	154	—

A217

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/20/18	Citigroup Global Markets	THB	1,000	$32,064	$32,070	$—	$(6)
Expiring 06/20/18	Citigroup Global Markets	THB	1,000	31,874	32,070	—	(196)
Turkish Lira,
Expiring 06/20/18	Citigroup Global Markets	TRY	7,200	1,756,777	1,780,244	—	(23,467)
Expiring 06/20/18	Citigroup Global Markets	TRY	3,800	964,755	939,573	25,182	—
Expiring 06/20/18	Citigroup Global Markets	TRY	2,900	709,897	717,043	—	(7,146)
Expiring 06/20/18	Citigroup Global Markets	TRY	2,600	636,975	642,866	—	(5,891)
Expiring 06/20/18	Citigroup Global Markets	TRY	2,300	574,724	568,689	6,035	—
Expiring 06/20/18	Citigroup Global Markets	TRY	1,529	389,542	378,054	11,488	—
Expiring 06/20/18	Citigroup Global Markets	TRY	1,200	308,920	296,708	12,212	—
Expiring 06/20/18	Citigroup Global Markets	TRY	1,100	273,727	271,981	1,746	—
Expiring 06/20/18	Citigroup Global Markets	TRY	900	230,071	222,531	7,540	—
Expiring 06/20/18	Citigroup Global Markets	TRY	800	196,741	196,741	—	—
Expiring 06/20/18	Citigroup Global Markets	TRY	700	178,786	173,080	5,706	—
Expiring 06/20/18	Citigroup Global Markets	TRY	700	173,441	173,080	361	—
Expiring 06/20/18	Citigroup Global Markets	TRY	700	172,693	173,079	—	(386)
Expiring 06/20/18	Citigroup Global Markets	TRY	600	152,588	148,354	4,234	—
Expiring 06/20/18	Citigroup Global Markets	TRY	500	127,322	123,628	3,694	—
Expiring 06/20/18	Citigroup Global Markets	TRY	400	99,036	98,903	133	—
Expiring 06/20/18	Citigroup Global Markets	TRY	200	49,180	49,451	—	(271)
Expiring 06/20/18	Citigroup Global Markets	TRY	100	25,140	24,726	414	—
Expiring 06/20/18	Citigroup Global Markets	TRY	27	6,843	6,676	167	—
Expiring 06/20/18	Citigroup Global Markets	TRY	15	3,670	3,709	—	(39)

				$165,969,251	$166,026,932	705,046	(762,727)

						$1,935,113	$(1,954,561)

Total return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements:
Goldman Sachs & Co.	06/14/18	KRW	3,277,769	Pay or receive upon termination amounts based on market value fluctuation of KOSPI 200 Futures	$52,676	$—	$52,676
Goldman Sachs & Co.	04/27/18		2,273	Pay or receive upon termination amounts based on market value fluctuation of MSCI Taiwan Stock Index Futures	(7,460)	—	(7,460)
Goldman Sachs & Co.	04/27/18	ILS	10,144	Pay or receive upon termination amounts based on market value fluctuation of Tel Aviv 35 Index Futures	(25,821)	—	(25,821)
Goldman Sachs & Co.	06/15/18	PLN	(6,235)	Pay or receive upon termination amounts based on market value fluctuation of WIG20 Index Futures	109,364	—	109,364
Goldman Sachs & Co.	04/27/18		61	Pay or receive upon termination amounts based on market value fluctuation of SGX Nifty 50 Index Futures	820	—	820

A218

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Morgan Stanley	06/20/18	BRL	(2,033)	Pay or receive monthly amounts based on market value fluctuation of MSCI Brazil Net Return Index and receive monthly variable payments based on 1 Month BZDIOVRA - 0.007 bps	$6,807	$ —	$6,807
Morgan Stanley	06/20/18	PLN	(736)	Pay or receive monthly amounts based on market value fluctuation of MSCI Poland PLN Net Total Return Index and receive monthly variable payments based on 1 Month WIBOR	13,007	—	13,007
Morgan Stanley	06/20/18	ZAR	(82,317)	Pay or receive monthly amounts based on market value fluctuation of MSCI South Africa ZAR Net Total Return Index and receive monthly variable payments based on the 1 Month JIBAR - 0.0033 bps	609,531	—	609,531
Morgan Stanley	06/14/18	KRW	15,029,039	Pay or receive upon termination amounts based on market value fluctuation of KOSPI 200 Futures	241,528	—	241,528
Morgan Stanley	04/27/18		1,700	Pay or receive upon termination amounts based on market value fluctuation of MSCI Taiwan Stock Index Futures	(5,580)	—	(5,580)
Morgan Stanley	06/20/18	HKD	7,057	Pay or receive monthly amounts based on market value fluctuation of MSCI China HKD Net Total Return Index and pay monthly variable payments based on the 1 Month HIBOR + 0.0035 bps	(55,321)	—	(55,321)
Morgan Stanley	06/20/18	SGD	864	Pay or receive monthly amounts based on market value fluctuation of MSCI Singapore SGD Net Total Return Index and pay monthly variable payments based on the 1 Month SIBOR + 0.005 bps	(10,185)	—	(10,185)
Morgan Stanley	04/18/18	BRL	(17,244)	Pay or receive upon termination amounts based on market value fluctuation of Bovespa Index Futures	(225,121)	—	(225,121)
Morgan Stanley	04/27/18	HKD	49,994	Pay or receive upon termination amounts based on market value fluctuation of HSCEI Futures	(77,135)	—	(77,135)
Morgan Stanley	04/18/18	TWD	91,382	Pay or receive upon termination amounts based on market value fluctuation of MSCI Taiwan Stock Index Futures	(11,183)	—	(11,183)

					$615,927	$—	$615,927

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A219

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$10,649,242	$—	$—
Chile	3,894,094	—	—
China	19,884,452	53,673,629	—
Hong Kong	—	9,303,954	—
Hungary	—	1,249,932	—
Indonesia	—	6,423,415	—
Malaysia	—	7,042,508	—
Mexico	9,066,150	—	—
Peru	1,235,170	—	—
Philippines	—	1,789,657	—
Poland	—	4,058,845	—
Qatar	—	397,088	—
Romania	—	161,938	—
Russia	8,392,894	—	—
South Africa	—	16,985,468	—
South Korea	—	40,294,011	—
Taiwan	10,742,424	21,617,848	—
Thailand	—	6,994,765	—
Turkey	—	4,018,151	—
United Arab Emirates	—	207,249	—
Preferred Stocks
Brazil	8,252,009	—	—
Affiliated Mutual Funds	58,945,859	—	—
Other Financial Instruments*
Futures Contracts	406,462	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(19,448)	—
OTC Total Return Swap Agreements	—	615,927	—

Total	$131,468,756	$174,814,937	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Affiliated Mutual Funds (9.7% represents investments purchased with collateral from securities on loan)	21.0%
Banks	14.8
Internet Software & Services	11.6
Semiconductors & Semiconductor Equipment	8.0
Oil, Gas & Consumable Fuels	6.6
Technology Hardware, Storage & Peripherals	6.5
Metals & Mining	2.8
Insurance	2.5
Chemicals	2.4
Food & Staples Retailing	2.4
Household Durables	1.9
Wireless Telecommunication Services	1.9

Automobiles	1.9%
Real Estate Management & Development	1.8
Airlines	1.8
Pharmaceuticals	1.8
Media	1.6
Industrial Conglomerates	1.5
Electronic Equipment, Instruments & Components	1.5
Machinery	1.2
Specialty Retail	1.1
Transportation Infrastructure	1.0
Software	0.8
Internet & Direct Marketing Retail	0.8
Food Products	0.8
Beverages	0.7
Textiles, Apparel & Luxury Goods	0.7
Diversified Financial Services	0.7
IT Services	0.7
Multiline Retail	0.6
Equity Real Estate Investment Trusts (REITs)	0.5

A220

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Capital Markets	0.5%
Biotechnology	0.5
Hotels, Restaurants & Leisure	0.5
Diversified Consumer Services	0.4
Electric Utilities	0.4
Diversified Telecommunication Services	0.3
Auto Components	0.3
Construction Materials	0.3
Tobacco	0.3
Distributors	0.2
Marine	0.2
Paper & Forest Products	0.2
Commercial Services & Supplies	0.1
Consumer Finance	0.1

Gas Utilities	0.1%
Construction & Engineering	0.1
Independent Power & Renewable Electricity Producers	0.1
Personal Products	0.1
Aerospace & Defense	0.1
Health Care Providers & Services	0.0 *
Water Utilities	0.0 *

108.7
Liabilities in excess of other assets	(8.7)

100.0%

Less than +/- 0.05%

A221

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 5.0%
Boeing Co. (The)	135,302	$44,362,820
General Dynamics Corp.	26,077	5,760,409
Harris Corp.	18,376	2,963,681
L3 Technologies, Inc.	64,714	13,460,511
Lockheed Martin Corp.	43,461	14,686,776
Northrop Grumman Corp.	61,475	21,462,151
Raytheon Co.	124,949	26,966,493

		129,662,841

Airlines — 2.3%
Alaska Air Group, Inc.	34,449	2,134,460
Delta Air Lines, Inc.(a)	339,427	18,603,994
Southwest Airlines Co.	694,261	39,767,270

		60,505,724

Automobiles — 0.1%
General Motors Co.	73,129	2,657,508

Banks — 4.9%
Citigroup, Inc.	183,477	12,384,698
Citizens Financial Group, Inc.	357,517	15,008,564
Fifth Third Bancorp	246,433	7,824,248
JPMorgan Chase & Co.	275,386	30,284,198
M&T Bank Corp.	18,609	3,430,755
PNC Financial Services Group, Inc. (The)	162,172	24,526,893
SunTrust Banks, Inc.	368,696	25,086,076
U.S. Bancorp	161,031	8,132,066

		126,677,498

Beverages — 1.4%
Constellation Brands, Inc. (Class A Stock)	44,425	10,125,345
Monster Beverage Corp.*	51,707	2,958,157
PepsiCo, Inc.	208,378	22,744,459

		35,827,961

Biotechnology — 2.3%
AbbVie, Inc.	92,809	8,784,372
Biogen, Inc.*	42,412	11,613,254
Celgene Corp.*	207,825	18,540,068
Gilead Sciences, Inc.	267,803	20,189,668
Vertex Pharmaceuticals, Inc.*	3,493	569,289

		59,696,651

Building Products — 0.0%
Johnson Controls International PLC	13,711	483,176

Capital Markets — 1.2%
Ameriprise Financial, Inc.	63,692	9,422,594
Franklin Resources, Inc.	188,858	6,549,595
Invesco Ltd.	15,343	491,129
Moody’s Corp.	18,556	2,993,083
S&P Global, Inc.	39,812	7,606,481
T. Rowe Price Group, Inc.	33,345	3,600,260

		30,663,142

Chemicals — 2.3%
Eastman Chemical Co.	91,123	9,620,766
LyondellBasell Industries NV (Class A Stock)	370,387	39,142,498
Monsanto Co.	65,841	7,682,986

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
PPG Industries, Inc.	2,520	$281,231
Praxair, Inc.	14,721	2,124,240

		58,851,721

Commercial Services & Supplies — 0.3%
Waste Management, Inc.	81,286	6,837,778

Communications Equipment — 0.5%
Cisco Systems, Inc.	55,556	2,382,797
F5 Networks, Inc.*	16,447	2,378,401
Juniper Networks, Inc.	320,969	7,809,176

		12,570,374

Construction & Engineering — 0.2%
Jacobs Engineering Group, Inc.	4,323	255,705
Quanta Services, Inc.*	161,241	5,538,628

		5,794,333

Consumer Finance — 2.2%
American Express Co.	51,477	4,801,775
Capital One Financial Corp.	230,802	22,115,448
Discover Financial Services	299,011	21,507,861
Synchrony Financial	271,728	9,111,040

		57,536,124

Containers & Packaging — 0.2%
Avery Dennison Corp.	37,980	4,035,375

Diversified Consumer Services — 0.4%
H&R Block, Inc.(a)	443,214	11,262,068

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	214,815	42,851,296
Leucadia National Corp.	11,351	258,008

		43,109,304

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	695,837	24,806,589
CenturyLink, Inc.	48,149	791,088
Verizon Communications, Inc.	449,924	21,515,366

		47,113,043

Electric Utilities — 2.3%
American Electric Power Co., Inc.	173,172	11,877,867
Edison International	78,949	5,025,893
Exelon Corp.	671,876	26,209,883
NextEra Energy, Inc.	60,923	9,950,554
PG&E Corp.	63,126	2,773,125
Pinnacle West Capital Corp.	44,259	3,531,868

		59,369,190

Electrical Equipment — 0.6%
Eaton Corp. PLC	199,732	15,960,584

Electronic Equipment, Instruments & Components — 0.4%
FLIR Systems, Inc.	44,657	2,233,297
TE Connectivity Ltd.	90,380	9,028,961

		11,262,258

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	116,609	16,947,952
Crown Castle International Corp.	91,665	10,047,401
Equinix, Inc.	13,983	5,846,852
Prologis, Inc.	92,700	5,839,173

A222

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage	39,979	$8,011,392
Simon Property Group, Inc.	69,516	10,729,795

		57,422,565

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	29,720	5,600,140
Walmart, Inc.	212,083	18,869,025

		24,469,165

Food Products — 0.9%
Conagra Brands, Inc.	203,673	7,511,460
Mondelez International, Inc. (Class A Stock)	43,667	1,822,224
Tyson Foods, Inc. (Class A Stock)	176,539	12,920,889

		22,254,573

Health Care Equipment & Supplies — 0.8%
Align Technology, Inc.*	28,817	7,236,813
Baxter International, Inc.	47,644	3,098,766
Intuitive Surgical, Inc.*	20,759	8,569,938
Medtronic PLC	26,625	2,135,858

		21,041,375

Health Care Providers & Services — 5.3%
Aetna, Inc.	37,239	6,293,391
Anthem, Inc.	46,079	10,123,556
Centene Corp.*	150,827	16,118,881
Cigna Corp.	120,561	20,222,902
Express Scripts Holding Co.*	80,895	5,588,227
Humana, Inc.	128,176	34,457,554
McKesson Corp.	69,035	9,724,960
Quest Diagnostics, Inc.(a)	22,872	2,294,062
UnitedHealth Group, Inc.	145,684	31,176,376

		135,999,909

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	239,756	15,723,198
Darden Restaurants, Inc.	128,137	10,923,679
McDonald’s Corp.	48,303	7,553,623
Royal Caribbean Cruises Ltd.	145,102	17,084,309
Wynn Resorts Ltd.	97,446	17,770,253

		69,055,062

Household Durables — 1.2%
D.R. Horton, Inc.	213,152	9,344,584
Newell Brands, Inc.	136,368	3,474,657
PulteGroup, Inc.	259,740	7,659,733
Whirlpool Corp.	67,739	10,371,518

		30,850,492

Household Products — 0.5%
Procter & Gamble Co. (The)	157,983	12,524,892

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	19,014	2,747,713

Insurance — 4.4%
Aflac, Inc.	388,394	16,996,121
Allstate Corp. (The)	350,239	33,202,657
Assurant, Inc.	129,560	11,843,080
Everest Re Group Ltd.	46,333	11,899,241
Lincoln National Corp.	65,842	4,810,417
Travelers Cos., Inc. (The)	193,289	26,840,111

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unum Group	188,479	$8,973,485

		114,565,112

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.*	36,218	52,419,760

Internet Software & Services — 5.6%
Akamai Technologies, Inc.*	114,161	8,103,148
Alphabet, Inc. (Class A Stock)*	34,242	35,513,748
Alphabet, Inc. (Class C Stock)*	33,388	34,449,405
eBay, Inc.*	215,315	8,664,276
Facebook, Inc. (Class A Stock)*	353,661	56,511,491

		143,242,068

IT Services — 3.9%
Accenture PLC (Class A Stock)	3,567	547,535
Cognizant Technology Solutions Corp. (Class A Stock)	229,362	18,463,641
DXC Technology Co.	107,123	10,769,075
International Business Machines Corp.	176,320	27,052,778
Mastercard, Inc. (Class A Stock)	73,053	12,795,963
PayPal Holdings, Inc.*	73,233	5,556,188
Total System Services, Inc.	221,631	19,117,890
Visa, Inc. (Class A Stock)(a)	51,559	6,167,488

		100,470,558

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	84,860	5,677,133

Machinery — 0.9%
Caterpillar, Inc.	61,077	9,001,528
Cummins, Inc.	9,921	1,608,095
Deere & Co.	33,619	5,221,703
Ingersoll-Rand PLC	72,222	6,175,703

		22,007,029

Media — 1.0%
Comcast Corp. (Class A Stock)	183,242	6,261,379
Time Warner, Inc.	88,179	8,339,970
Twenty-First Century Fox, Inc. (Class A Stock)	118,841	4,360,276
Walt Disney Co. (The)	75,554	7,588,644

		26,550,269

Metals & Mining — 1.0%
Freeport-McMoRan, Inc.*	1,344,196	23,617,524
Newmont Mining Corp.	78,329	3,060,314

		26,677,838

Multiline Retail — 1.0%
Dollar Tree, Inc.*	52,426	4,975,227
Kohl’s Corp.	178,476	11,691,963
Target Corp.	144,425	10,027,428

		26,694,618

Multi-Utilities — 1.9%
Ameren Corp.	233,180	13,204,983
Consolidated Edison, Inc.	33,597	2,618,550
DTE Energy Co.	87,031	9,086,036
Public Service Enterprise Group, Inc.	458,298	23,024,892

		47,934,461

A223

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 2.3%
Devon Energy Corp.	115,569	$3,673,939
Exxon Mobil Corp.	77,732	5,799,585
Marathon Oil Corp.	451,512	7,282,889
Marathon Petroleum Corp.	291,262	21,294,165
Pioneer Natural Resources Co.	23,157	3,977,909
Valero Energy Corp.	189,171	17,549,394

		59,577,881

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	141,514	8,950,761
Johnson & Johnson	132,235	16,945,915
Merck & Co., Inc.	424,109	23,101,217
Mylan NV*	28,393	1,168,940
Pfizer, Inc.	561,816	19,938,850
Zoetis, Inc.	65,281	5,451,616

		75,557,299

Professional Services — 0.4%
Robert Half International, Inc.	180,731	10,462,518

Road & Rail — 1.2%
Kansas City Southern	118,738	13,043,369
Norfolk Southern Corp.	124,088	16,848,669

		29,892,038

Semiconductors & Semiconductor Equipment — 6.5%
Applied Materials, Inc.	538,451	29,943,260
Broadcom Ltd.	35,521	8,370,524
Intel Corp.	291,603	15,186,684
KLA-Tencor Corp.	126,095	13,745,616
Lam Research Corp.	61,949	12,585,559
Micron Technology, Inc.*	622,737	32,469,507
NVIDIA Corp.	82,941	19,208,306
QUALCOMM, Inc.	166,226	9,210,583
Skyworks Solutions, Inc.	113,792	11,408,786
Texas Instruments, Inc.	138,007	14,337,547

		166,466,372

Software — 6.3%
Adobe Systems, Inc.*	111,990	24,198,799
ANSYS, Inc.*	37,613	5,893,581
Cadence Design Systems, Inc.*	220,115	8,093,629
Electronic Arts, Inc.*	46,759	5,669,061
Intuit, Inc.	81,200	14,076,019
Microsoft Corp.	835,006	76,210,998
Oracle Corp.	592,250	27,095,438
Synopsys, Inc.*	6,821	567,780

		161,805,305

Specialty Retail — 3.4%
AutoZone, Inc.*	3,421	2,219,168
Best Buy Co., Inc.(a)	276,645	19,362,384
Foot Locker, Inc.	253,468	11,542,933
Home Depot, Inc. (The)	101,177	18,033,788
Lowe’s Cos., Inc.	196,576	17,249,543
Ross Stores, Inc.	74,368	5,799,217
TJX Cos., Inc. (The)	151,351	12,344,188

		86,551,221

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	492,625	82,652,623

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
HP, Inc.	955,680	$20,948,506
Western Digital Corp.	333,723	30,792,621
Xerox Corp.	120,891	3,479,243

		137,872,993

Textiles, Apparel & Luxury Goods — 1.8%
Michael Kors Holdings Ltd.*	517,069	32,099,644
PVH Corp.	40,050	6,064,772
Ralph Lauren Corp.	84,836	9,484,665

		47,649,081

Tobacco — 0.1%
Philip Morris International, Inc.	29,264	2,908,842

Trading Companies & Distributors — 0.3%
United Rentals, Inc.*	44,633	7,709,458

TOTAL LONG-TERM INVESTMENTS
(cost $2,123,639,208)		2,508,934,253

SHORT-TERM INVESTMENTS — 3.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	67,235,864	67,235,864
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $14,662,715; includes $14,632,911 of cash collateral for securities on loan)(b)(w)	14,662,469	14,661,003

TOTAL SHORT-TERM INVESTMENTS
(cost $81,898,579)		81,896,867

TOTAL INVESTMENTS — 100.4%
(cost $2,205,537,787)		2,590,831,120
Liabilities in excess of other assets(z) — (0.4)%		(9,123,453)

NET ASSETS — 100.0%		$2,581,707,667

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,527,274; cash collateral of $14,632,911 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A224

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
381	S&P 500 E-Mini Index	Jun. 2018	$50,349,150	$(2,459,915)

Cash of $2,209,800 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$129,662,841	$ —	$ —
Airlines	60,505,724	—	—
Automobiles	2,657,508	—	—
Banks	126,677,498	—	—
Beverages	35,827,961	—	—
Biotechnology	59,696,651	—	—
Building Products	483,176	—	—
Capital Markets	30,663,142	—	—
Chemicals	58,851,721	—	—
Commercial Services & Supplies	6,837,778	—	—
Communications Equipment	12,570,374	—	—
Construction & Engineering	5,794,333	—	—
Consumer Finance	57,536,124	—	—
Containers & Packaging	4,035,375	—	—
Diversified Consumer Services	11,262,068	—	—
Diversified Financial Services	43,109,304	—	—
Diversified Telecommunication Services	47,113,043	—	—
Electric Utilities	59,369,190	—	—
Electrical Equipment	15,960,584	—	—
Electronic Equipment, Instruments & Components	11,262,258	—	—
Equity Real Estate Investment Trusts (REITs)	57,422,565	—	—
Food & Staples Retailing	24,469,165	—	—
Food Products	22,254,573	—	—
Health Care Equipment & Supplies	21,041,375	—	—
Health Care Providers & Services	135,999,909	—	—
Hotels, Restaurants & Leisure	69,055,062	—	—
Household Durables	30,850,492	—	—
Household Products	12,524,892	—	—
Industrial Conglomerates	2,747,713	—	—
Insurance	114,565,112	—	—
Internet & Direct Marketing Retail	52,419,760	—	—
Internet Software & Services	143,242,068	—	—
IT Services	100,470,558	—	—
Life Sciences Tools & Services	5,677,133	—	—
Machinery	22,007,029	—	—
Media	26,550,269	—	—
Metals & Mining	26,677,838	—	—
Multiline Retail	26,694,618	—	—
Multi-Utilities	47,934,461	—	—

A225

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$59,577,881	$—	$—
Pharmaceuticals	75,557,299	—	—
Professional Services	10,462,518	—	—
Road & Rail	29,892,038	—	—
Semiconductors & Semiconductor Equipment	166,466,372	—	—
Software	161,805,305	—	—
Specialty Retail	86,551,221	—	—
Technology Hardware, Storage & Peripherals	137,872,993	—	—
Textiles, Apparel & Luxury Goods	47,649,081	—	—
Tobacco	2,908,842	—	—
Trading Companies & Distributors	7,709,458	—	—
Affiliated Mutual Funds	81,896,867	—	—
Other Financial Instruments*
Futures Contracts	(2,459,915)	—	—

Total	$2,588,371,205	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contacts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A226

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.2%

AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	54,930,464	$595,446,234
AST AQR Emerging Markets Equity Portfolio*	1,508,267	20,059,944
AST AQR Large-Cap Portfolio*	45,811,509	839,724,963
AST BlackRock Low Duration Bond Portfolio*	3,097,132	33,170,279
AST BlackRock/Loomis Sayles Bond Portfolio*	13,055,907	176,254,744
AST ClearBridge Dividend Growth Portfolio* .	25,630,481	436,487,093
AST Goldman Sachs Global Income Portfolio*	26,131,027	279,340,675
AST Goldman Sachs Large-Cap Value Portfolio*	3,771,316	112,686,921
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,141,801	40,548,228
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	90,470,100
AST Goldman Sachs Strategic Income Portfolio*	10,629,447	102,574,167
AST High Yield Portfolio*	7,845,627	78,456,266
AST Hotchkis & Wiley Large-Cap Value Portfolio*	11,188,769	322,012,760
AST International Growth Portfolio*	27,996,601	507,578,381
AST International Value Portfolio*	21,948,557	465,748,385
AST Jennison Large-Cap Growth Portfolio* .	8,287,357	268,096,002
AST Loomis Sayles Large-Cap Growth Portfolio*	8,784,117	441,050,523
AST Lord Abbett Core Fixed Income Portfolio*	19,552,238	243,816,412
AST MFS Growth Portfolio*	10,429,387	260,108,908
AST MFS Large-Cap Value Portfolio*	20,431,160	397,998,991
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	637,548	21,842,409
AST Parametric Emerging Markets Equity Portfolio*	950,023	9,785,242
AST Prudential Core Bond Portfolio*	70,248,315	850,707,096
AST QMA International Core Equity Portfolio*	18,957,170	239,239,483
AST QMA Large-Cap Portfolio*	45,304,818	832,249,510
AST Small-Cap Growth Opportunities Portfolio*	4,855,673	99,735,514
AST Small-Cap Growth Portfolio*	2,142,181	96,398,135
AST Small-Cap Value Portfolio*	3,162,907	87,675,769
AST T. Rowe Price Large-Cap Growth Portfolio*	9,199,782	334,412,072
AST T. Rowe Price Large-Cap Value Portfolio*	21,968,875	322,942,470
AST Templeton Global Bond Portfolio*	23,137	259,140
AST WEDGE Capital Mid-Cap Value Portfolio*	873,112	21,688,105
AST Wellington Management Global Bond Portfolio*	65,886,258	701,688,645
AST Western Asset Core Plus Bond Portfolio*	45,354,275	573,278,037

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Emerging Markets Debt Portfolio*	2,314,641	$25,877,691

TOTAL LONG-TERM INVESTMENTS
(cost $7,962,423,433)(w)		9,929,409,294

SHORT-TERM INVESTMENT — 10.5%

AFFILIATED MUTUAL FUND — 10.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,135,149,244)(w)	1,135,149,244	1,135,149,244

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
1.580%	06/14/18	3,100	3,089,579
1.613%	06/14/18	1,400	1,395,294
1.734%	06/14/18	32,100	31,992,093

TOTAL U.S. TREASURY OBLIGATIONS
(cost $36,473,855)			36,476,966

TOTAL SHORT-TERM INVESTMENTS
(cost $1,171,623,099)			1,171,626,210

TOTAL INVESTMENTS — 99.7%
(cost $9,134,046,532)			11,101,035,504
Other assets in excess of liabilities(z) — 0.3%			37,711,246

NET ASSETS — 100.0%			$11,138,746,750

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A227

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
991	2 Year U.S. Treasury Notes	Jun. 2018	$210,695,892	$37,752
1,410	10 Year U.S. Treasury Notes	Jun. 2018	170,808,281	1,416,262
100	CAC40 10 Euro	Apr. 2018	6,342,361	(128,582)
20	DAX Index	Jun. 2018	7,456,227	(188,874)
852	Euro STOXX 50 Index	Jun. 2018	34,396,181	(647,877)
126	FTSE 100 Index	Jun. 2018	12,362,941	(265,166)
293	MSCI EAFE Index	Jun. 2018	29,308,790	(520,469)
667	Russell 2000 Mini Index	Jun. 2018	51,065,520	(2,338,822)
1,919	S&P 500 E-Mini Index	Jun. 2018	253,595,850	(14,013,497)
336	S&P 500 Index	Jun. 2018	222,012,000	(12,255,600)
530	TOPIX Index	Jun. 2018	85,000,235	131,642

				$(28,773,231)

Cash and foreign currency of $460,988 and securities with a combined market value of $36,476,966 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,064,558,538	$—	$—
U.S. Treasury Obligations	—	36 ,476,966	—
Other Financial Instruments*
Futures Contracts	(28,773,231)	—	—

Total	$11,035,785,307	$36,476,966	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A228

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 80.9%
COMMON STOCKS — 35.6%
Aerospace & Defense — 0.4%
Boeing Co. (The)	5,508	$1,805,963
Cobham PLC (United Kingdom)*	33,651	57,988
Curtiss-Wright Corp.	1,494	201,795
Dassault Aviation SA (France)	736	1,406,066
General Dynamics Corp.	4,239	936,395
Harris Corp.	228	36,772
Lockheed Martin Corp.	4,676	1,580,161
Meggitt PLC (United Kingdom)	84,076	510,048
MTU Aero Engines AG (Germany)	2,327	392,188
Northrop Grumman Corp.	118	41,196
Raytheon Co.	9,588	2,069,282
Rockwell Collins, Inc.	1,817	245,022
Thales SA (France)	6,933	844,603

		10,127,479

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	68,131	2,984,094
FedEx Corp.	3,749	900,172
PostNL NV (Netherlands)	14,537	54,473
Royal Mail PLC (United Kingdom)	5,391	40,916
United Parcel Service, Inc. (Class B Stock)	5,737	600,434

		4,580,089

Airlines — 0.3%
Air China Ltd. (China) (Class H Stock)	44,000	56,823
American Airlines Group, Inc.	13,627	708,059
Delta Air Lines, Inc.(a)	17,291	947,720
Deutsche Lufthansa AG (Germany)	75,142	2,402,106
Qantas Airways Ltd. (Australia)	386,136	1,742,071
Singapore Airlines Ltd. (Singapore)	30,600	254,275
Southwest Airlines Co.	20,630	1,181,687
United Continental Holdings, Inc.*	7,647	531,237

		7,823,978

Auto Components — 0.7%
Aisin Seiki Co. Ltd. (Japan)	8,400	458,413
Aptiv PLC	7,736	657,328
Autoliv, Inc. (Sweden)(a)	6,702	978,090
Balkrishna Industries Ltd. (India)	759	12,509
Bharat Forge Ltd. (India)	1,251	13,524
BorgWarner, Inc.	30,003	1,507,050
Bridgestone Corp. (Japan)	56,300	2,476,854
Cie Generale des Etablissements Michelin SCA (France)	13,869	2,053,110
Continental AG (Germany)	3,166	874,487
Denso Corp. (Japan)	3,100	170,514
Faurecia SA (France)	26,108	2,112,559
GKN PLC (United Kingdom)	67,252	435,916
Goodyear Tire & Rubber Co. (The)	2,580	68,576
Hella GmbH & Co. KGaA (Germany)	428	28,176
Hyundai Mobis Co. Ltd. (South Korea)	158	37,741
Koito Manufacturing Co. Ltd. (Japan)	9,900	691,359
Lear Corp.	2,160	401,954
Leoni AG (Germany)	628	40,174
Magna International, Inc. (Canada)	14,795	833,371
Minth Group Ltd. (China)	122,000	559,748
Motherson Sumi Systems Ltd. (India)	17,906	86,044
Nexteer Automotive Group Ltd. (China)*	7,000	10,700

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
NGK Spark Plug Co. Ltd. (Japan)	16,900	$407,223
NOK Corp. (Japan)	10,600	206,993
Stanley Electric Co. Ltd. (Japan)	3,800	142,677
Sumitomo Electric Industries Ltd. (Japan)	16,600	253,706
Sumitomo Rubber Industries Ltd. (Japan)	7,700	141,968
Tenneco, Inc.	4,538	249,000
Tokai Rika Co. Ltd. (Japan)	500	10,200
Toyoda Gosei Co. Ltd. (Japan)	7,500	173,697
Toyota Boshoku Corp. (Japan)	1,500	30,871
Toyota Industries Corp. (Japan)	2,300	139,045
TS Tech Co. Ltd. (Japan)	200	7,973
Valeo SA (France)	1,371	90,692
Xinyi Glass Holdings Ltd. (Hong Kong)*	34,000	51,753
Yokohama Rubber Co. Ltd. (The) (Japan)	10,700	247,987

		16,661,982

Automobiles — 0.3%
Astra International Tbk PT (Indonesia)	66,500	35,365
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	16,000	19,794
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	44,000	51,367
Ferrari NV (Italy)	10,704	1,286,748
Fiat Chrysler Automobiles NV (United Kingdom)*	7,785	158,785
Geely Automobile Holdings Ltd. (China)	8,000	23,442
General Motors Co.	5,299	192,566
Hero MotoCorp Ltd. (India)	1,271	69,384
Honda Motor Co. Ltd. (Japan)	19,100	661,177
Kia Motors Corp. (South Korea)	6,258	187,464
Nissan Motor Co. Ltd. (Japan)(a)	64,200	662,681
Peugeot SA (France)	60,425	1,454,998
Renault SA (France)	1,069	129,721
Subaru Corp. (Japan)	21,100	698,469
Suzuki Motor Corp. (Japan)	16,500	895,840
Tata Motors Ltd. (India)*	39,236	199,151
Tata Motors Ltd. (India) (Class A Stock), DVR*	8,043	22,797
Toyota Motor Corp. (Japan)	20,800	1,350,579
TVS Motor Co. Ltd. (India)	1,067	10,214

		8,110,542

Banks — 2.9%
Agricultural Bank of China Ltd. (China) (Class H Stock)	110,000	63,167
Akbank Turk A/S (Turkey)	51,700	125,710
Australia & New Zealand Banking Group Ltd. (Australia)	24,616	512,341
Banco Bilbao Vizcaya Argentaria SA (Spain)	127,006	1,005,834
Banco Bradesco SA (Brazil)	4,510	52,949
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	98,126	32,904
Banco do Brasil SA (Brazil)	10,000	125,218
Banco Santander Brasil SA (Brazil), UTS	1,200	14,539
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) (Class B Stock)	4,600	6,617
Banco Santander SA (Spain)	137,406	899,375
Bank Central Asia Tbk PT (Indonesia)	239,200	406,350

A229

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank Hapoalim BM (Israel)	10,499	$72,201
Bank Leumi Le-Israel BM (Israel)	14,249	86,070
Bank Mandiri Persero Tbk PT (Indonesia)	354,400	198,730
Bank Negara Indonesia Persero Tbk PT (Indonesia)	216,100	136,855
Bank of America Corp.	185,534	5,564,165
Bank of China Ltd. (China) (Class H Stock)	1,683,000	919,355
Bank of Communications Co. Ltd. (China) (Class H Stock)	191,000	151,003
Bank of East Asia Ltd. (The) (Hong Kong)	12,000	48,083
Bank of Nova Scotia (The) (Canada)	54,438	3,353,281
Bank Pekao SA (Poland)	12,281	443,012
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)*	277,300	72,774
Bank Zachodni WBK SA (Poland)	431	45,688
Barclays Africa Group Ltd. (South Africa)	5,183	83,011
BB&T Corp.	1,210	62,968
BNP Paribas SA (France)	5,026	372,712
BOC Hong Kong Holdings Ltd. (China)	36,500	179,061
Canara Bank (India)	4,926	20,191
Chiba Bank Ltd. (The) (Japan)	3,000	24,528
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	171,000	117,986
China Construction Bank Corp. (China) (Class H Stock)	1,255,000	1,310,853
China Everbright Bank Co. Ltd. (China) (Class H Stock)	81,000	39,243
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	128,000	125,542
Chugoku Bank Ltd. (The) (Japan)	800	9,536
CIT Group, Inc.	737	37,956
Citigroup, Inc.	90,740	6,124,951
Citizens Financial Group, Inc.	34,005	1,427,530
Commerzbank AG (Germany)*	6,821	88,553
Commonwealth Bank of Australia (Australia)	8,905	497,983
Concordia Financial Group Ltd. (Japan)	4,900	27,668
CTBC Financial Holding Co. Ltd. (Taiwan)	650,680	470,173
Danske Bank A/S (Denmark)	36,324	1,360,999
DBS Group Holdings Ltd. (Singapore)	29,400	620,998
DNB ASA (Norway)	1,991	39,217
First Financial Holding Co. Ltd. (Taiwan)	77,861	54,305
First Horizon National Corp.	34,924	657,619
First Republic Bank	9,497	879,517
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	17,500	106,973
Hana Financial Group, Inc. (South Korea)	2,762	119,034
HSBC Holdings PLC (United Kingdom)	192,330	1,806,112
IndusInd Bank Ltd. (India)	3,777	104,780
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	900,000	784,337
Industrial Bank of Korea (South Korea)	7,230	106,494
ING Groep NV (Netherlands)	229,631	3,875,074
Japan Post Bank Co. Ltd. (Japan)	19,600	265,991
JPMorgan Chase & Co.	76,404	8,402,147
KB Financial Group, Inc. (South Korea)	271	15,717
KBC Group NV (Belgium)	12,129	1,056,181
Komercni banka A/S (Czech Republic)	530	24,174
Kotak Mahindra Bank Ltd. (India)	7,749	125,139

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)	30,417	$27,668
Mediobanca Banca di Credito Finanziario SpA (Italy)	54,473	640,407
Metropolitan Bank & Trust Co. (Philippines) .	19,185	31,592
Mitsubishi UFJ Financial Group, Inc. (Japan)	142,800	948,994
Mizrahi Tefahot Bank Ltd. (Israel)	1,336	25,592
Mizuho Financial Group, Inc. (Japan)(a)	280,800	511,724
Nedbank Group Ltd. (South Africa)	2,013	48,518
Nordea Bank AB (Sweden)	46,929	502,139
OTP Bank PLC (Hungary)	7,826	351,637
Oversea-Chinese Banking Corp. Ltd. (Singapore)	31,000	305,381
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	2,332	27,612
Resona Holdings, Inc. (Japan)	371,500	1,996,795
Royal Bank of Canada (Canada)	42,910	3,314,630
Shinhan Financial Group Co. Ltd. (South Korea)	5,164	220,292
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	18,555	194,945
Standard Bank Group Ltd. (South Africa)	24,993	461,832
Sumitomo Mitsui Financial Group, Inc. (Japan)	76,300	3,236,972
Sumitomo Mitsui Trust Holdings, Inc. (Japan)(a)	18,800	768,528
SunTrust Banks, Inc.	5,920	402,797
Suruga Bank Ltd. (Japan)	2,700	37,892
Svenska Handelsbanken AB (Sweden) (Class A Stock)	21,423	268,148
Swedbank AB (Sweden) (Class A Stock)	11,008	247,354
Thanachart Capital PCL (Thailand), NVDR	8,400	14,009
TMB Bank PCL (Thailand), NVDR	408,900	33,040
Toronto-Dominion Bank (The) (Canada)	31,605	1,793,489
Turkiye Garanti Bankasi A/S (Turkey)	145,542	403,564
Turkiye Halk Bankasi A/S (Turkey)	39,074	90,076
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	228,359	414,762
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	28,982	47,992
U.S. Bancorp	3,180	160,590
UniCredit SpA (Italy)*	51,924	1,085,272
Union Bank of India (India)*	8,578	12,561
United Overseas Bank Ltd. (Singapore)	13,200	277,757
Wells Fargo & Co.	100,040	5,243,097
Western Alliance Bancorp*	5,963	346,510
Westpac Banking Corp. (Australia)	2,881	63,812
Yapi ve Kredi Bankasi A/S (Turkey)*	52,999	59,999
Yes Bank Ltd. (India)	21,656	102,267

		70,481,720

Beverages — 0.7%
Ambev SA (Brazil)	8,700	63,798
Anheuser-Busch InBev SA/NV (Belgium)	21,889	2,406,627
Brown-Forman Corp. (Class B Stock)(a)	10,314	561,081
Carlsberg A/S (Denmark) (Class B Stock)	17,467	2,085,466
Coca-Cola Co. (The)	4,744	206,032

A230

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola European Partners PLC (United Kingdom)	46,699	$1,945,480
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	4,600	30,421
Constellation Brands, Inc. (Class A Stock)	2,423	552,250
Diageo PLC (United Kingdom)	67,617	2,286,782
Dr. Pepper Snapple Group, Inc	2,035	240,903
Fevertree Drinks PLC (United Kingdom)	5,083	187,779
Fomento Economico Mexicano SAB de CV (Mexico), UTS	12,700	115,837
Kirin Holdings Co. Ltd. (Japan)	9,900	263,559
Molson Coors Brewing Co. (Class B Stock)	10,647	802,039
PepsiCo, Inc.	41,297	4,507,567
Pernod Ricard SA (France)	49	8,159
Royal Unibrew A/S (Denmark)	806	53,509
United Spirits Ltd. (India)*	4,693	226,923

		16,544,212

Biotechnology — 0.7%
3SBio, Inc. (China), 144A*	8,500	19,361
AbbVie, Inc.	34,582	3,273,186
Alexion Pharmaceuticals, Inc.*	2,766	308,299
Amgen, Inc.	13,274	2,262,951
Biogen, Inc.*	3,374	923,869
Celgene Corp.*	28,580	2,549,622
Celltrion, Inc. (South Korea)*	829	247,992
CSL Ltd. (Australia)	5,384	648,656
Genmab A/S (Denmark)*	560	120,649
Gilead Sciences, Inc.	45,566	3,435,221
Grifols SA (Spain)	2,765	78,390
Medy-Tox, Inc. (South Korea)	38	26,830
Regeneron Pharmaceuticals, Inc.*	2,217	763,446
Shire PLC	9,228	459,275
SillaJen, Inc. (South Korea)*	489	49,772
TaiMed Biologics, Inc. (Taiwan)*	1,000	8,362
United Therapeutics Corp.*	1,458	163,821
Vertex Pharmaceuticals, Inc.*	2,585	421,303

		15,761,005

Building Products — 0.2%
Aica Kogyo Co. Ltd. (Japan)	600	22,091
Allegion PLC	7,418	632,681
Cie de Saint-Gobain (France)	28,257	1,492,113
Daikin Industries Ltd. (Japan)	1,600	177,749
Fortune Brands Home & Security, Inc.	23,325	1,373,609
Sanwa Holdings Corp. (Japan)	800	10,316

		3,708,559

Capital Markets — 1.1%
Affiliated Managers Group, Inc.	1,765	334,609
Ameriprise Financial, Inc	1,981	293,069
Amundi SA (France), 144A	20,792	1,669,750
Ashmore Group PLC (United Kingdom)	12,700	68,001
ASX Ltd. (Australia)	4,761	206,330
Azimut Holding SpA (Italy)	2,855	61,370
B3 SA - Brasil Bolsa Balcao (Brazil)	11,804	95,713
Bank of New York Mellon Corp. (The)	14,495	746,927
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	2,883	112,380

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
BT Investment Management Ltd. (Australia)	1,080	$8,428
Charles Schwab Corp. (The)	10,381	542,096
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	280,000	102,518
China Everbright Ltd. (China)	14,000	29,573
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	95,500	64,113
CITIC Securities Co. Ltd. (China) (Class H Stock)	27,000	62,577
Close Brothers Group PLC (United Kingdom)	3,713	74,882
CME Group, Inc.	5,891	952,810
Credit Suisse Group AG (Switzerland)*	19,682	330,560
Daiwa Securities Group, Inc. (Japan)	69,000	444,077
Deutsche Bank AG (Germany)	2,254	31,444
Deutsche Boerse AG (Germany)	4,476	611,885
Franklin Resources, Inc.	80,171	2,780,331
GAM Holding AG (Switzerland)*	775	13,050
GF Securities Co. Ltd. (China) (Class H Stock)	10,600	19,634
Goldman Sachs Group, Inc. (The)	5,909	1,488,241
Haitong Securities Co. Ltd. (China) (Class H Stock)	25,200	33,565
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	15,900	523,699
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	16,800	32,599
Intercontinental Exchange, Inc.	41,754	3,028,000
Invesco Ltd.	25,303	809,949
Investec Ltd. (South Africa)	11,346	88,609
Jafco Co. Ltd. (Japan)	300	14,010
Japan Exchange Group, Inc. (Japan)	5,100	95,493
Jupiter Fund Management PLC (United Kingdom)	20,375	135,076
Kingston Financial Group Ltd. (Hong Kong)	40,000	17,993
Macquarie Group Ltd. (Australia)	11,702	933,083
Magellan Financial Group Ltd. (Australia)	706	13,049
Man Group PLC (United Kingdom)	76,655	184,844
Mirae Asset Daewoo Co. Ltd. (South Korea)	1,837	16,099
Moelis & Co. (Class A Stock)	1,741	88,530
Moody’s Corp.	4,176	673,589
Morgan Stanley	28,320	1,528,147
MSCI, Inc.	8,105	1,211,454
Natixis SA (France)	1,346	11,044
NH Investment & Securities Co. Ltd. (South Korea)	5,622	74,692
Nomura Holdings, Inc. (Japan)	36,000	209,927
Northern Trust Corp.	689	71,056
Platinum Asset Management Ltd. (Australia)	4,766	21,588
Raymond James Financial, Inc.	5,978	534,493
S&P Global, Inc.	17,522	3,347,753
SBI Holdings, Inc. (Japan)	1,900	44,642
Schroders PLC (United Kingdom)	8,231	369,310
Singapore Exchange Ltd. (Singapore)	7,900	44,599
State Street Corp.	6,229	621,218
Thomson Reuters Corp. (Canada)	12,780	493,900
UBS Group AG (Switzerland)*	62,804	1,106,539

A231

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Yuanta Financial Holding Co. Ltd. (Taiwan)	446,000	$205,807

		27,728,724

Chemicals — 1.0%
Advanced Emissions Solutions, Inc.(a)	2,840	32,433
Air Products & Chemicals, Inc.	21,345	3,394,495
Albemarle Corp.	806	74,748
Arkema SA (France)	10,109	1,319,720
BASF SE (Germany)	30,379	3,080,961
Celanese Corp. (Class A Stock)	3,043	304,939
Chemours Co. (The)	1,617	78,764
Covestro AG (Germany), 144A	6,094	600,059
Croda International PLC (United Kingdom)	29,220	1,877,128
Daicel Corp. (Japan)	10,000	109,810
DowDuPont, Inc.	16,644	1,060,389
Eastman Chemical Co.	11,028	1,164,336
Ecolab, Inc.	1,048	143,649
Hanwha Chemical Corp. (South Korea)	1,660	46,450
Hyosung Corp. (South Korea)	328	37,072
International Flavors & Fragrances, Inc.	501	68,592
Johnson Matthey PLC (United Kingdom)	279	11,902
Koninklijke DSM NV (Netherlands)	21,685	2,155,425
Kuraray Co. Ltd. (Japan)	6,900	119,634
Linde AG (Germany)	95	19,082
LyondellBasell Industries NV (Class A Stock)	8,562	904,832
Mexichem SAB de CV (Mexico)	15,887	48,622
Mitsubishi Chemical Holdings Corp. (Japan)	157,600	1,534,468
Mitsubishi Gas Chemical Co., Inc. (Japan)	500	12,066
Mitsui Chemicals, Inc. (Japan)	600	19,050
Nippon Kayaku Co. Ltd. (Japan)	6,800	84,482
Nissan Chemical Industries Ltd. (Japan)	1,600	66,466
Nitto Denko Corp. (Japan)	2,000	151,158
Novozymes A/S (Denmark) (Class B Stock)	2,557	133,118
Nutrien Ltd. (Canada)	14,578	688,985
Platform Specialty Products Corp.*	64,022	616,532
PPG Industries, Inc.	1,013	113,051
PTT Global Chemical PCL (Thailand), NVDR	122,000	370,847
Shin-Etsu Chemical Co. Ltd. (Japan)	10,300	1,074,385
Solvay SA (Belgium)	2,108	292,969
Sumitomo Chemical Co. Ltd. (Japan)	127,000	736,816
Taiyo Nippon Sanso Corp. (Japan)	2,200	33,334
Tokai Carbon Co. Ltd. (Japan)	8,900	132,497
Toyobo Co. Ltd. (Japan)	4,400	86,723
Ube Industries Ltd. (Japan)	400	11,721
UPL Ltd. (India)	3,174	35,776
Wacker Chemie AG (Germany)	1,028	168,935
WR Grace & Co.	12,346	755,946
Zeon Corp. (Japan)	4,000	58,113

		23,830,480

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	99,773	770,034
China Everbright International Ltd. (China)	29,000	40,947
Dai Nippon Printing Co. Ltd. (Japan)	4,600	95,592
G4S PLC (United Kingdom)	15,117	52,613
IWG PLC (Switzerland)	79,428	254,527
LSC Communications, Inc.	2,187	38,163

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Rentokil Initial PLC (United Kingdom)	21,231	$80,911
Republic Services, Inc.(a)	12,632	836,617
Secom Co. Ltd. (Japan)	9,800	729,955
Societe BIC SA (France)	4,193	416,808
Toppan Printing Co. Ltd. (Japan)	18,000	147,959

		3,464,126

Communications Equipment — 0.1%
Arista Networks, Inc.*	327	83,483
BYD Electronic International Co. Ltd. (China)	7,500	14,226
Cisco Systems, Inc.	47,909	2,054,817
Motorola Solutions, Inc.	6,016	633,485
Palo Alto Networks, Inc.*	974	176,800
VTech Holdings Ltd. (Hong Kong)	2,500	31,725

		2,994,536

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	610	23,799
Bouygues SA (France)	5,605	281,025
CH Karnchang PCL (Thailand), NVDR	39,100	29,468
China Communications Construction Co. Ltd. (China) (Class H Stock)	103,000	106,511
China Railway Construction Corp. Ltd. (China) (Class H Stock)	24,500	24,655
China Railway Group Ltd. (China) (Class H Stock)	80,000	55,716
CIMIC Group Ltd. (Australia)	13,404	461,333
HOCHTIEF AG (Germany)	10,964	2,049,491
Hyundai Development Co-Engineering & Construction (South Korea)	1,824	65,267
Hyundai Engineering & Construction Co. Ltd. (South Korea)	1,501	60,540
KEC International Ltd. (India)	2,182	13,232
Kinden Corp. (Japan)	1,700	28,437
NCC AB (Sweden) (Class B Stock)	4,175	79,597
Penta-Ocean Construction Co. Ltd. (Japan)	5,400	39,840
Tekfen Holding A/S (Turkey)	2,660	11,487
Vinci SA (France)	1,629	160,449
YIT OYJ (Finland)	1,301	10,898

		3,501,745

Construction Materials — 0.2%
ACC Ltd. (India)	1,102	25,598
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	21,500	118,314
Cemex SAB de CV (Mexico), UTS*	39,700	26,270
CSR Ltd. (Australia)	9,693	38,877
James Hardie Industries PLC (Ireland)	22,357	396,783
Martin Marietta Materials, Inc.	6,044	1,252,921
Semen Indonesia Persero Tbk PT (Indonesia)	34,600	26,095
Sumitomo Osaka Cement Co. Ltd. (Japan)	3,000	13,243
UltraTech Cement Ltd. (India)	822	50,033
Vulcan Materials Co.	27,741	3,167,190

		5,115,324

Consumer Finance — 0.1%
American Express Co.	11,544	1,076,824

A232

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	8,717	$835,263
Credit Saison Co. Ltd. (Japan)	600	10,043
Discover Financial Services	2,941	211,546
Green Dot Corp. (Class A Stock)*	1,101	70,640
Hitachi Capital Corp. (Japan)	400	10,125
Krungthai Card PCL (Thailand), NVDR	2,600	26,922
OneMain Holdings, Inc.*	1,854	55,509
Synchrony Financial	3,210	107,631

		2,404,503

Containers & Packaging — 0.4%
Avery Dennison Corp.	22,290	2,368,313
Ball Corp	29,873	1,186,257
CCL Industries, Inc. (Canada) (Class B Stock)	9,253	467,121
Crown Holdings, Inc.*	40,084	2,034,264
DS Smith PLC (United Kingdom)	21,651	143,072
International Paper Co.	2,494	133,254
Packaging Corp. of America	4,542	511,883
Rengo Co. Ltd. (Japan)	10,000	86,441
Sealed Air Corp	17,020	728,286
Smurfit Kappa Group PLC (Ireland)	5,064	205,586
Toyo Seikan Group Holdings Ltd. (Japan)	500	7,461
WestRock Co.	13,298	853,333

		8,725,271

Distributors — 0.0%
Genuine Parts Co.	1,445	129,819
Imperial Holdings Ltd. (South Africa)	2,273	44,806
Inchcape PLC (United Kingdom)	34,489	334,382
Jardine Cycle & Carriage Ltd. (Singapore)	1,000	26,416
LKQ Corp.*	2,858	108,461

		643,884

Diversified Consumer Services — 0.0%
Estacio Participacoes SA (Brazil)	1,900	20,137
H&R Block, Inc.	22,077	560,977
New Oriental Education & Technology Group, Inc. (China), ADR	2,272	199,141
Sotheby’s*	519	26,630

		806,885

Diversified Financial Services — 0.5%
Ayala Corp. (Philippines)	2,120	38,684
Berkshire Hathaway, Inc. (Class B Stock)*	17,160	3,423,077
Eurazeo SA (France)	30,710	2,827,680
FirstRand Ltd. (South Africa)	38,290	216,367
Fubon Financial Holding Co. Ltd. (Taiwan)	364,000	630,631
Haci Omer Sabanci Holding A/S (Turkey)	14,363	38,259
Leucadia National Corp.	9,890	224,800
Onex Corp. (Canada)	250	18,031
ORIX Corp. (Japan)	40,500	725,799
Power Finance Corp. Ltd. (India)	39,124	51,728
Remgro Ltd. (South Africa)	7,712	144,555
RMB Holdings Ltd. (South Africa)	11,625	75,806
Rural Electrification Corp. Ltd. (India)	16,559	31,903
Standard Life Aberdeen PLC (United Kingdom)	36,336	183,412

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Wendel SA (France)	18,576	$2,896,599

		11,527,331

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	72,452	2,582,914
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	20,162	25,842
China Telecom Corp. Ltd. (China) (Class H Stock)	202,000	89,593
HKT Trust & HKT Ltd. (Hong Kong)	37,000	46,649
Koninklijke KPN NV (Netherlands)	286,862	862,593
KT Corp. (South Korea)	38	978
LG Uplus Corp. (South Korea)	889	10,326
Nippon Telegraph & Telephone Corp. (Japan)	32,500	1,516,225
Singapore Telecommunications Ltd. (Singapore)	80,600	208,166
Spark New Zealand Ltd. (New Zealand)	18,285	44,367
Telefonica Deutschland Holding AG (Germany)	18,672	87,738
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,533,000	403,110
Telenor ASA (Norway)	63,355	1,440,764
Telstra Corp. Ltd. (Australia)	406,203	983,285
True Corp. PCL (Thailand), NVDR	2,640,800	587,989
Verizon Communications, Inc.	16,183	773,871

		9,664,410

Electric Utilities — 0.2%
CEZ A/S (Czech Republic)	2,943	73,298
Chubu Electric Power Co., Inc. (Japan)	2,800	40,185
CK Infrastructure Holdings Ltd. (Hong Kong)	6,500	53,276
CLP Holdings Ltd. (Hong Kong)	83,000	846,269
Duke Energy Corp.	833	64,533
Endesa SA (Spain)	10,255	225,920
Enel SpA (Italy)	28,625	175,163
Enerjisa Enerji A/S (Turkey), 144A*	7,212	13,034
Equatorial Energia SA (Brazil)	1,100	23,923
FirstEnergy Corp.	2,523	85,807
Iberdrola SA (Spain)	51,503	378,722
IDACORP, Inc.	3,133	276,550
Inter RAO UES PJSC (Russia)	315,000	21,077
Kansai Electric Power Co., Inc. (The) (Japan)	9,700	126,823
Mercury NZ Ltd. (New Zealand)	6,793	15,884
PG&E Corp.	4,211	184,989
PGE Polska Grupa Energetyczna SA (Poland)*	14,928	43,267
Pinnacle West Capital Corp.	20,863	1,664,867
Power Assets Holdings Ltd. (Hong Kong)	13,500	120,601
PPL Corp.	28,780	814,186
Red Electrica Corp. SA (Spain)	4,274	88,226
Shikoku Electric Power Co., Inc. (Japan)	1,900	22,896
Tauron Polska Energia SA (Poland)*	35,106	24,940
Terna Rete Elettrica Nazionale SpA (Italy)	4,885	28,547
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	1,500	9,846
Xcel Energy, Inc.	2,244	102,057

		5,524,886

A233

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 0.1%
AMETEK, Inc.	15,374	$1,167,963
Eaton Corp. PLC	4,801	383,648
Hubbell, Inc.	858	104,487
Mabuchi Motor Co. Ltd. (Japan)	1,100	54,723
Mitsubishi Electric Corp. (Japan)	8,000	129,844
Rockwell Automation, Inc.	2,157	375,749
Vestas Wind Systems A/S (Denmark)	6,039	432,102

		2,648,516

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	8,915	767,849
Arrow Electronics, Inc.*	5,382	414,522
AU Optronics Corp. (Taiwan)	153,000	70,937
Azbil Corp. (Japan)	300	14,129
Dolby Laboratories, Inc. (Class A Stock)	1,285	81,675
Electrocomponents PLC (United Kingdom)	7,932	66,811
FIH Mobile Ltd. (China)	27,000	5,871
Hamamatsu Photonics KK (Japan)	5,400	207,742
Hitachi Ltd. (Japan)	345,000	2,512,845
Hon Hai Precision Industry Co. Ltd. (Taiwan)	420,600	1,311,839
Horiba Ltd. (Japan)	300	23,358
Innolux Corp. (Taiwan)	37,000	16,353
Kingboard Chemical Holdings Ltd. (Hong Kong)	2,000	9,246
Kyocera Corp. (Japan)	300	17,009
Murata Manufacturing Co. Ltd. (Japan)	900	124,229
Omron Corp. (Japan)	12,300	719,016
Simplo Technology Co. Ltd. (Taiwan)	2,400	15,370
Spectris PLC (United Kingdom)	2,898	109,683
SYNNEX Corp.	710	84,064
TDK Corp. (Japan)	400	35,635
TE Connectivity Ltd.	11,534	1,152,247
Venture Corp. Ltd. (Singapore)	47,000	1,016,463
WPG Holdings Ltd. (Taiwan)	23,000	29,946

		8,806,839

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	2,303	63,954
Halliburton Co.	43,085	2,022,410
Saipem SpA (Italy)*	3,627	14,229
Schlumberger Ltd.	20,936	1,356,234
TechnipFMC PLC (United Kingdom)	8,827	259,955

		3,716,782

Equity Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.(a)	6,699	836,638
Ascendas Real Estate Investment Trust (Singapore)	89,400	180,076
Boston Properties, Inc.	1,572	193,702
Brixmor Property Group, Inc.	7,614	116,114
CapitaLand Commercial Trust (Singapore)	24,600	34,484
CapitaLand Mall Trust (Singapore)	123,500	196,590
Equinix, Inc.	1,023	427,757
Fibra Uno Administracion SA de CV (Mexico)	16,900	25,434
Gaming and Leisure Properties, Inc	10,260	343,402
Growthpoint Properties Ltd. (South Africa)	22,680	54,400
Kimco Realty Corp.	8,338	120,067

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Klepierre SA (France)	5,855	$235,999
Link REIT (Hong Kong)	21,500	184,292
National Retail Properties, Inc.	9,322	365,982
Prologis, Inc.	26,393	1,662,495
Realty Income Corp.(a)	5,341	276,290
Redefine Properties Ltd. (South Africa)	41,093	40,237
Simon Property Group, Inc.	17,060	2,633,211
Stockland (Australia)	200,182	621,145
Suntec Real Estate Investment Trust (Singapore)	24,500	35,522
Unibail-Rodamco SE (France)	2,145	489,969
Ventas, Inc.	19,279	954,889

		10,028,695

Food & Staples Retailing — 0.5%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	20,016	895,970
BIM Birlesik Magazalar A/S (Turkey)	535	9,701
Costco Wholesale Corp.	5,486	1,033,727
CVS Health Corp.	9,140	568,600
Jeronimo Martins SGPS SA (Portugal)	21,592	392,729
Koninklijke Ahold Delhaize NV (Netherlands)	141,834	3,360,891
Kroger Co. (The)	30,754	736,251
Magnit PJSC (Russia), GDR	2,377	43,820
Metcash Ltd. (Australia)	5,398	13,063
Performance Food Group Co.*	18,163	542,166
Seven & i Holdings Co. Ltd. (Japan)	18,400	788,115
SPAR Group Ltd. (The) (South Africa)	2,467	42,351
Tesco PLC (United Kingdom)	18,685	54,078
Walgreens Boots Alliance, Inc.	12,372	809,995
Wal-Mart de Mexico SAB de CV (Mexico)	78,000	198,475
Walmart, Inc.	31,732	2,823,196
Wm Morrison Supermarkets PLC (United Kingdom)	252,005	756,106

		13,069,234

Food Products — 1.3%
Ajinomoto Co., Inc. (Japan)	18,800	341,412
Archer-Daniels-Midland Co.	60,839	2,638,588
Associated British Foods PLC (United Kingdom)	63,756	2,229,002
Barry Callebaut AG (Switzerland)	109	213,178
Bunge Ltd.	5,230	386,706
Campbell Soup Co.(a)	26,524	1,148,754
Conagra Brands, Inc.	21,818	804,648
General Mills, Inc.(a)	38,739	1,745,579
Gruma SAB de CV (Mexico) (Class B Stock)	4,480	51,397
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	14,200	31,071
Grupo Lala SAB de CV (Mexico)	10,500	14,283
Hershey Co. (The)	14,223	1,407,508
Hormel Foods Corp.(a)	17,031	584,504
Ingredion, Inc.	4,347	560,415
J.M. Smucker Co. (The)	1,926	238,843
JBS SA (Brazil)	172,941	489,260
Kellogg Co.(a)	38,656	2,513,026
Kikkoman Corp. (Japan)	25,800	1,045,993
Kraft Heinz Co. (The)	3,451	214,963

A234

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
McCormick & Co., Inc.(a)	15,255	$1,622,979
Mondelez International, Inc. (Class A Stock)	88,046	3,674,160
Nestle SA (Switzerland)	47,578	3,760,637
Nissin Foods Holdings Co. Ltd. (Japan)	1,600	111,009
Orkla ASA (Norway)	97,268	1,048,257
Salmar ASA (Norway)	535	22,029
Saputo, Inc. (Canada)	15,474	496,643
Suedzucker AG (Germany)(a)	56,521	958,969
Tata Global Beverages Ltd. (India)	7,031	28,187
Tate & Lyle PLC (United Kingdom)	11,523	88,008
Toyo Suisan Kaisha Ltd. (Japan)	6,300	248,954
Tyson Foods, Inc. (Class A Stock)	20,512	1,501,273
Uni-President Enterprises Corp. (Taiwan)	64,000	151,139
Universal Robina Corp. (Philippines)	6,730	19,626
WH Group Ltd. (Hong Kong), 144A	597,500	640,213
Wilmar International Ltd. (Singapore)	283,300	690,698

		31,721,911

Gas Utilities — 0.0%
ENN Energy Holdings Ltd. (China)	2,000	17,978
Hong Kong & China Gas Co. Ltd. (Hong Kong)	82,970	170,981
Indraprastha Gas Ltd. (India)	3,609	15,595
Osaka Gas Co. Ltd. (Japan)	1,400	27,845
Tokyo Gas Co. Ltd. (Japan)	6,000	160,321
UGI Corp.	5,667	251,728

		644,448

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	34,175	2,047,766
Ansell Ltd. (Australia)	707	13,841
Baxter International, Inc.	7,178	466,857
BioMerieux (France)	4,658	383,632
Boston Scientific Corp.*	11,397	311,366
Cochlear Ltd. (Australia)	4,880	685,383
Coloplast A/S (Denmark) (Class B Stock)	2,879	244,188
ConvaTec Group PLC (United Kingdom), 144A	15,763	43,978
Danaher Corp.	29,125	2,851,629
Edwards Lifesciences Corp.*	6,389	891,394
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	5,586	53,511
GN Store Nord A/S (Denmark)	576	20,429
Hoya Corp. (Japan)	10,400	525,331
IDEXX Laboratories, Inc.*	2,371	453,786
Koninklijke Philips NV (Netherlands)	733	28,068
Medtronic PLC	30,235	2,425,452
Olympus Corp. (Japan)	4,800	183,548
Smith & Nephew PLC (United Kingdom)	568	10,626
Stryker Corp.	4,104	660,416
Terumo Corp. (Japan)	1,600	83,219
Top Glove Corp. Bhd (Malaysia)	1,500	3,789
Varian Medical Systems, Inc.*	329	40,352

		12,428,561

Health Care Providers & Services — 0.7%
Aetna, Inc.	6,852	1,157,988
Alfresa Holdings Corp. (Japan)	7,000	158,066
AmerisourceBergen Corp.	5,350	461,224

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Amplifon SpA (Italy)	10,084	$179,276
Anthem, Inc.	3,445	756,866
Centene Corp.*	364	38,901
Cigna Corp.	3,873	649,657
Express Scripts Holding Co.*	7,926	547,528
Fresenius Medical Care AG & Co. KGaA (Germany)	11,407	1,165,030
HCA Healthcare, Inc.	15,176	1,472,072
Henry Schein, Inc.*(a)	1,364	91,674
Humana, Inc.	7,943	2,135,317
McKesson Corp.	5,159	726,748
Medipal Holdings Corp. (Japan)	600	12,523
Miraca Holdings, Inc. (Japan)	3,800	149,639
Netcare Ltd. (South Africa)	11,742	27,765
Quest Diagnostics, Inc.(a)	7,542	756,463
Ryman Healthcare Ltd. (New Zealand)	3,957	30,450
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	40,095
Suzuken Co. Ltd. (Japan)	3,700	155,690
Tenet Healthcare Corp.*(a)	7,573	183,645
UnitedHealth Group, Inc.	22,534	4,822,276
Universal Health Services, Inc. (Class B Stock)	2,390	283,000
WellCare Health Plans, Inc.*	1,480	286,572

		16,288,465

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	7,162	522,969

Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. (Australia)	105,399	1,967,854
Carnival Corp.	48,551	3,183,974
Carnival PLC	7,899	508,406
Chipotle Mexican Grill, Inc.*(a)	822	265,596
Compass Group PLC (United Kingdom)	67,171	1,371,558
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	700	12,855
Darden Restaurants, Inc.	1,171	99,828
Domino’s Pizza Enterprises Ltd. (Australia)	6,263	201,808
Domino’s Pizza, Inc.	3,660	854,830
Extended Stay America, Inc., UTS	10,498	207,545
Flight Centre Travel Group Ltd. (Australia)	441	19,414
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	66,000	605,794
Genting Singapore PLC (Singapore)	92,000	76,307
Hilton Worldwide Holdings, Inc.	4,372	344,339
Hyatt Hotels Corp. (Class A Stock)	701	53,458
InterContinental Hotels Group PLC (United Kingdom)	18,512	1,109,100
Jubilant Foodworks Ltd. (India)	1,029	37,011
Las Vegas Sands Corp.	8,702	625,674
Marriott International, Inc. (Class A Stock)	6,601	897,604
McDonald’s Corp.	31,809	4,974,291
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	24,702	715,864
Melia Hotels International SA (Spain)	1,305	18,473
MGM China Holdings Ltd. (Macau)	9,200	23,928
MGM Resorts International	5,051	176,886
NH Hotel Group SA (Spain)	1,671	13,148
Norwegian Cruise Line Holdings Ltd.*	507	26,856

A235

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Round One Corp. (Japan)	700	$11,109
Royal Caribbean Cruises Ltd.	7,914	931,794
Sands China Ltd. (Macau)	32,800	178,246
Six Flags Entertainment Corp.	1,537	95,694
SSP Group PLC (United Kingdom)	2,301	19,766
Starbucks Corp.	33,649	1,947,941
Stars Group, Inc. (The) (Canada)*	19,456	537,009
Tabcorp Holdings Ltd. (Australia)	7,615	25,823
Texas Roadhouse, Inc.	3,724	215,173
Thomas Cook Group PLC (United Kingdom)	424,682	705,150
TUI AG (Germany)	18,594	398,721
William Hill PLC (United Kingdom)	9,425	43,700
Wyndham Worldwide Corp.	3,583	410,003
Wynn Macau Ltd. (Macau)	15,200	55,712
Wynn Resorts Ltd.	2,168	395,356
Yum! Brands, Inc.	8,612	733,140

		25,096,738

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	79,737	593,347
D.R. Horton, Inc.	17,186	753,434
Electrolux AB (Sweden) (Class B Stock)	21,026	663,991
Garmin Ltd.	4,315	254,283
Haseko Corp. (Japan)	14,600	224,712
Iida Group Holdings Co. Ltd. (Japan)	27,200	508,440
JM AB (Sweden)	2,187	49,777
LG Electronics, Inc. (South Korea)	4,430	457,072
Mobile Appliance, Inc. (South Korea)*	1,794	12,282
Panasonic Corp. (Japan)	4,800	68,930
Persimmon PLC (United Kingdom)	3,202	113,646
Sony Corp. (Japan)	8,200	403,443
Taylor Morrison Home Corp. (Class A Stock)*	6,775	157,722
Techtronic Industries Co. Ltd. (Hong Kong)	70,000	410,836
Whirlpool Corp.	4,301	658,526

		5,330,441

Household Products — 0.3%
Church & Dwight Co., Inc.	7,626	384,045
Colgate-Palmolive Co.	38,121	2,732,513
Hindustan Unilever Ltd. (India)	3,907	80,203
Kimberly-Clark Corp.	1,282	141,187
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	13,700	25,652
Lion Corp. (Japan)	2,600	53,357
Pigeon Corp. (Japan)	4,000	180,727
Procter & Gamble Co. (The)	53,382	4,232,125
Spectrum Brands Holdings, Inc	256	26,547
Unicharm Corp. (Japan)	4,500	129,796
Unilever Indonesia Tbk PT (Indonesia)	9,800	35,351

		8,021,503

Independent Power & Renewable Electricity Producers — 0.0%
AES Tiete Energia SA (Brazil), UTS	2,500	9,208
China Resources Power Holdings Co. Ltd. (China)	26,000	47,669
EDP Renovaveis SA (Spain)	567	5,558
Engie Brasil Energia SA (Brazil)	2,500	29,623

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Huadian Power International Corp. Ltd. (China) (Class H Stock)	60,000	$23,191
Huaneng Power International, Inc. (China) (Class H Stock)	190,000	128,355
Meridian Energy Ltd. (New Zealand)	12,429	25,708
Uniper SE (Germany)	26,174	797,656

		1,066,968

Industrial Conglomerates — 0.3%
3M Co.	18,767	4,119,732
Alfa SAB de CV (Mexico) (Class A Stock)	58,384	74,794
Bidvest Group Ltd. (The) (South Africa)	4,914	93,253
CJ Corp. (South Korea)	165	24,533
DCC PLC (United Kingdom)	1,849	170,361
General Electric Co.	27,563	371,549
Honeywell International, Inc.	11,921	1,722,704
JG Summit Holdings, Inc. (Philippines)	16,720	20,156
KOC Holding A/S (Turkey)	7,820	32,357
Rheinmetall AG (Germany)	6,909	980,696
Smiths Group PLC (United Kingdom)	3,535	75,194
Toshiba Corp. (Japan)*	45,000	131,253

		7,816,582

Insurance — 2.1%
Aflac, Inc.	127,306	5,570,911
AIA Group Ltd. (Hong Kong)	119,200	1,019,002
Allianz SE (Germany)	7,770	1,756,466
Allstate Corp. (The)	14,674	1,391,095
American International Group, Inc.	22,371	1,217,430
Aon PLC	12,521	1,757,072
Arthur J Gallagher & Co.	9,270	637,127
Assurant, Inc.	1,229	112,343
Athene Holding Ltd. (Class A Stock)*	17,321	828,117
AXA SA (France)	65,644	1,745,017
Baloise Holding AG (Switzerland)	274	41,918
BB Seguridade Participacoes SA (Brazil)	13,500	119,811
Brighthouse Financial, Inc.*	339	17,425
Cathay Financial Holding Co. Ltd. (Taiwan)	234,000	419,600
China Life Insurance Co. Ltd. (Taiwan)	127,372	132,863
China Life Insurance Co. Ltd. (China) (Class H Stock)	222,000	620,666
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	52,400	237,776
China Taiping Insurance Holdings Co. Ltd. (China)	18,200	61,138
Chubb Ltd.	512	70,026
CNP Assurances (France)	136,982	3,458,007
Dai-ichi Life Holdings, Inc. (Japan)	28,800	531,690
Direct Line Insurance Group PLC (United Kingdom)	90,672	485,503
Fairfax Financial Holdings Ltd. (Canada)	753	381,699
First American Financial Corp.	8,336	489,156
Great-West Lifeco, Inc. (Canada)	13,694	349,485
Hannover Rueck SE (Germany)	186	25,376
Hartford Financial Services Group, Inc. (The)	13,895	715,870
HDFC Standard Life Insurance Co. Ltd. (India), 144A	1,853	13,027
IRB Brasil Resseguros SA (Brazil)	1,800	22,915

A236

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Japan Post Holdings Co. Ltd. (Japan)	34,700	$421,689
Legal & General Group PLC (United Kingdom)	43,778	158,618
Liberty Holdings Ltd. (South Africa)	3,862	40,972
Lincoln National Corp.	18,881	1,379,446
Manulife Financial Corp. (Canada)	66,583	1,236,205
Marsh & McLennan Cos., Inc.	7,332	605,550
MetLife, Inc.	42,710	1,959,962
MMI Holdings Ltd. (South Africa)	19,350	36,077
MS&AD Insurance Group Holdings, Inc. (Japan)	39,700	1,233,222
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	3,770	876,682
New China Life Insurance Co. Ltd. (China) (Class H Stock)	6,600	31,185
NN Group NV (Netherlands)	757	33,634
Old Mutual PLC (United Kingdom)	35,416	120,729
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	141,000	66,686
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	180,000	318,065
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	65,500	675,349
Poste Italiane SpA (Italy), 144A	272,493	2,489,050
Power Corp. of Canada (Canada)	8,399	191,664
Power Financial Corp. (Canada)	5,846	146,383
Powszechny Zaklad Ubezpieczen SA (Poland)	24,207	296,022
Principal Financial Group, Inc.	6,358	387,266
Progressive Corp. (The)	1,850	112,721
Reinsurance Group of America, Inc.	637	98,098
RSA Insurance Group PLC (United Kingdom)	17,710	156,794
Sampo OYJ (Finland) (Class A Stock)	23,230	1,294,208
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	118	29,768
Samsung Life Insurance Co. Ltd. (South Korea)	396	43,133
Sanlam Ltd. (South Africa)	21,537	155,588
SCOR SE (France)	1,776	72,506
Shin Kong Financial Holding Co. Ltd. (Taiwan)	58,000	22,229
Sompo Holdings, Inc. (Japan)	10,400	419,048
Sony Financial Holdings, Inc. (Japan)	1,700	31,042
Sun Life Financial, Inc. (Canada)	42,879	1,760,956
Swiss Life Holding AG (Switzerland)*	338	120,452
Swiss Re AG (Switzerland)	8,975	916,049
T&D Holdings, Inc. (Japan)	20,000	318,124
Talanx AG (Germany)	2,616	113,745
Tokio Marine Holdings, Inc. (Japan)	15,200	689,211
Topdanmark A/S (Denmark)*	4,826	227,873
Travelers Cos., Inc. (The)	10,340	1,435,812
Tryg A/S (Denmark)	1,716	39,981
UnipolSai Assicurazioni SpA (Italy)	745,371	1,772,301
Unum Group	11,609	552,704
Willis Towers Watson PLC	4,397	669,179
XL Group Ltd. (Bermuda)	25,978	1,435,544

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)*	2,581	$851,375

		50,271,428

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	7,598	10,996,890
ASOS PLC (United Kingdom)*	1,966	192,326
Booking Holdings, Inc.*	413	859,201
Netflix, Inc.*	6,449	1,904,712
Vipshop Holdings Ltd. (China), ADS*	608	10,105

		13,963,234

Internet Software & Services — 1.3%
Akamai Technologies, Inc.*	138	9,795
Alibaba Group Holding Ltd. (China), ADR*(a)	19,930	3,657,952
Alphabet, Inc. (Class A Stock)*	6,130	6,357,668
Alphabet, Inc. (Class C Stock)*	5,207	5,372,531
Auto Trader Group PLC (United Kingdom), 144A	45,581	224,049
Autohome, Inc. (China), ADR	1,756	150,911
eBay, Inc.*	11,364	457,288
Etsy, Inc.*	2,144	60,161
Facebook, Inc. (Class A Stock)*	54,247	8,668,128
GoDaddy, Inc. (Class A Stock)*	3,648	224,060
Just Dial Ltd. (India)*	20,371	140,036
Kakaku.com, Inc. (Japan)	1,800	31,855
Momo, Inc. (China), ADR*	4,074	152,286
NAVER Corp. (South Korea)	201	149,589
NetEase, Inc. (China), ADR	1,282	359,460
Rightmove PLC (United Kingdom)	247	15,078
Shopify, Inc. (Canada) (Class A Stock)*	853	106,146
Tencent Holdings Ltd. (China)	70,000	3,757,570
Twilio, Inc. (Class A Stock)*(a)	2,362	90,181
Twitter, Inc.*	15,982	463,638
VeriSign, Inc.*(a)	4,933	584,856
Weibo Corp. (China), ADR*(a)	7,794	931,695
Yelp, Inc.*	1,621	67,677
YY, Inc. (China), ADR*	1,755	184,626

		32,217,236

IT Services — 1.5%
Accenture PLC (Class A Stock)	25,814	3,962,448
Amadeus IT Group SA (Spain)	12,435	920,230
Atos SE (France)	4,877	668,195
Automatic Data Processing, Inc.	10,307	1,169,639
Broadridge Financial Solutions, Inc.	2,279	249,984
Capgemini SE (France)	4,390	547,761
CGI Group, Inc. (Canada) (Class A Stock)*	24,050	1,386,979
Cognizant Technology Solutions Corp. (Class A Stock)	3,199	257,520
Computershare Ltd. (Australia)	34,323	460,287
EPAM Systems, Inc.*	2,664	305,081
Fidelity National Information Services, Inc.	1,300	125,190
First Data Corp. (Class A Stock)*	75,876	1,214,016
FleetCor Technologies, Inc.*	265	53,663
Fujitsu Ltd. (Japan)	184,000	1,118,156
HCL Technologies Ltd. (India)	26,170	389,220
Hexaware Technologies Ltd. (India)	1,945	11,338
Infosys Ltd. (India)	867	15,171

A237

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
International Business Machines Corp.	32,658	$5,010,717
Itochu Techno-Solutions Corp. (Japan)	3,200	66,107
Mastercard, Inc. (Class A Stock)	42,287	7,406,991
Mindtree Ltd. (India)	1,524	18,135
Nihon Unisys Ltd. (Japan)	800	17,376
NS Solutions Corp. (Japan)	500	14,283
NTT Data Corp. (Japan)	48,300	507,524
PayPal Holdings, Inc.*	9,066	687,837
Sabre Corp.	3,381	72,522
Samsung SDS Co. Ltd. (South Korea)	807	193,524
SCSK Corp. (Japan)	800	34,696
Square, Inc. (Class A Stock)*(a)	6,598	324,622
Tata Consultancy Services Ltd. (India)	7,524	329,701
Tech Mahindra Ltd. (India)	26,237	257,949
TIS, Inc. (Japan)	3,100	123,953
Total System Services, Inc.	289	24,929
Visa, Inc. (Class A Stock)(a)	57,267	6,850,278
Western Union Co. (The)	59,522	1,144,608
Wipro Ltd. (India)	17,670	76,545
Wirecard AG (Germany)	1,055	125,062

		36,142,237

Leisure Products — 0.0%
Amer Sports OYJ (Finland)*	978	30,181
Hasbro, Inc.	4,996	421,163
Mattel, Inc.(a)	10,013	131,671

		583,015

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	21,292	1,424,435
Divi’s Laboratories Ltd. (India)	7,193	121,192
Illumina, Inc.*	462	109,226
IQVIA Holdings, Inc.*	2,505	245,766
Mettler-Toledo International, Inc.*	988	568,129
Thermo Fisher Scientific, Inc.	4,163	859,493
Waters Corp.*	4,326	859,360

		4,187,601

Machinery — 1.0%
Aalberts Industries NV (Netherlands)	6,557	334,148
Amada Holdings Co. Ltd. (Japan)	41,600	505,667
ANDRITZ AG (Austria)	10,704	598,547
Atlas Copco AB (Sweden) (Class A Stock)	31,881	1,384,649
Atlas Copco AB (Sweden) (Class B Stock)	768	29,987
Bodycote PLC (United Kingdom)	1,942	24,431
Bucher Industries AG (Switzerland)	217	90,676
Caterpillar, Inc.	6,230	918,177
CNH Industrial NV (United Kingdom)	11,322	139,906
Cummins, Inc.	7,409	1,200,925
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	960	25,544
Daifuku Co. Ltd. (Japan)	500	29,644
Deere & Co.	176	27,336
DMG Mori Co. Ltd. (Japan)	2,900	54,638
Doosan Bobcat, Inc. (South Korea)	866	25,828
Escorts Ltd. (India)	902	11,411
FANUC Corp. (Japan)	2,900	746,324
Gates Industrial Corp. PLC*	3,168	55,472
Georg Fischer AG (Switzerland)	1,098	1,470,082

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Glory Ltd. (Japan)	1,500	$53,827
Hiwin Technologies Corp. (Taiwan)	2,000	28,885
Hoshizaki Corp. (Japan)	1,000	89,151
IHI Corp. (Japan)	4,900	152,875
Illinois Tool Works, Inc.	15,824	2,478,988
IMI PLC (United Kingdom)	12,897	195,636
Ingersoll-Rand PLC	10,128	866,045
JTEKT Corp. (Japan)	32,500	478,880
Kawasaki Heavy Industries Ltd. (Japan)	6,400	206,525
Komatsu Ltd. (Japan)	14,600	489,085
Kone OYJ (Finland) (Class B Stock)	22,458	1,120,832
Kubota Corp. (Japan)	29,200	514,726
Kurita Water Industries Ltd. (Japan)	1,100	35,511
Makita Corp. (Japan)	5,400	267,483
MINEBEA MITSUMI, Inc. (Japan)	18,900	406,382
NGK Insulators Ltd. (Japan)	26,100	452,103
NSK Ltd. (Japan)	2,100	28,252
OC Oerlikon Corp. AG (Switzerland)*	2,275	40,212
Oshkosh Corp.	522	40,335
PACCAR, Inc.	30,408	2,012,097
Sandvik AB (Sweden)	82,778	1,516,594
Schindler Holding AG (Switzerland), (XBRN)	951	205,195
SMC Corp. (Japan)	500	203,400
Spirax-Sarco Engineering PLC (United Kingdom)	4,986	402,212
Sumitomo Heavy Industries Ltd. (Japan)	1,600	61,132
THK Co. Ltd. (Japan)	2,500	104,000
UCI International, Inc.^	30,714	556,691
Valmet OYJ (Finland)(a)	44,156	885,232
Volvo AB (Sweden) (Class B Stock)	122,142	2,235,733
WABCO Holdings, Inc.*	4,134	553,419
Weichai Power Co. Ltd. (China) (Class H Stock)	50,000	56,547
Xylem, Inc.	9,523	732,509
Yangzijiang Shipbuilding Holdings Ltd. (China)	228,900	213,194

		25,357,080

Marine — 0.0%
Nippon Yusen KK (Japan)	1,100	21,597

Media — 0.8%
Altice USA, Inc. (Class A Stock)*(a)	18,252	337,297
CBS Corp. (Class B Stock)	17,641	906,571
Charter Communications, Inc. (Class A Stock)*	843	262,358
Comcast Corp. (Class A Stock)	120,578	4,120,151
CTS Eventim AG & Co. KGaA (Germany)	4,814	225,672
Discovery Communications, Inc. (Class A Stock)*(a)	14,279	305,999
Discovery Communications, Inc. (Class C Stock)*	1,229	23,990
Fuji Media Holdings, Inc. (Japan)	5,200	88,463
Hakuhodo DY Holdings, Inc. (Japan)	2,400	33,130
I-CABLE Communications Ltd. (Hong Kong)*	14,814	379
Interpublic Group of Cos., Inc. (The)	21,163	487,384
John Wiley & Sons, Inc. (Class A Stock)	6,939	442,014
Liberty Global PLC (United Kingdom) (Class A Stock)*	13,445	420,963

A238

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,324	$40,289
Lions Gate Entertainment Corp. (Class A Stock)(a)	4,355	112,490
Lions Gate Entertainment Corp. (Class B Stock)	2,628	63,282
Mediaset Espana Comunicacion SA (Spain)	104,662	1,066,151
Naspers Ltd. (South Africa) (Class N Stock)	369	90,299
Omnicom Group, Inc.(a)	7,906	574,529
Pearson PLC (United Kingdom)	65,260	688,028
ProSiebenSat.1 Media SE (Germany)	1,661	57,531
Quebecor, Inc. (Canada) (Class B Stock)	1,938	37,050
Sky PLC (United Kingdom)	14,463	263,401
Smiles Fidelidade SA (Brazil)	521	11,023
Television Francaise 1 (France)	24,947	338,774
Time Warner, Inc.	20,932	1,979,748
Twenty-First Century Fox, Inc. (Class A Stock)	13,435	492,930
Twenty-First Century Fox, Inc. (Class B Stock)	3,601	130,968
Viacom, Inc. (Class B Stock)	8,238	255,873
Walt Disney Co. (The)	47,095	4,730,222
Zee Entertainment Enterprises Ltd. (India)	2,699	23,957

		18,610,916

Metals & Mining — 0.6%
African Rainbow Minerals Ltd. (South Africa).	1,413	12,141
Anglo American PLC (United Kingdom), (XJSE)	8,872	208,006
Anglo American PLC (United Kingdom), (XMTF)	28,661	667,647
Antofagasta PLC (Chile)	88,951	1,150,032
APERAM SA (Luxembourg)	3,481	166,689
ArcelorMittal (Luxembourg)*	16,954	538,498
Aurubis AG (Germany)	7,414	623,097
Barrick Gold Corp. (Canada)	38,635	481,307
BHP Billiton Ltd. (Australia)	27,774	615,624
BHP Billiton PLC (Australia)	19,201	379,473
BlueScope Steel Ltd. (Australia)	43,595	512,902
Boliden AB (Sweden)	5,851	205,887
Centamin PLC (United Kingdom)	5,760	12,489
Cia Siderurgica Nacional SA (Brazil)*	16,200	43,525
Constellium NV (Netherlands) (Class A Stock)*	47,016	510,124
Eramet (France)*	56	7,718
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	29,004	76,681
Evraz PLC (Russia)	16,461	100,379
Ferrexpo PLC (Switzerland)	10,265	35,275
Freeport-McMoRan, Inc.*	29,054	510,479
Harmony Gold Mining Co. Ltd. (South Africa)	4,159	9,884
Hindalco Industries Ltd. (India)	5,762	19,202
Hitachi Metals Ltd. (Japan)	13,800	162,189
Iluka Resources Ltd. (Australia)	1,598	13,118
Industrias Penoles SAB de CV (Mexico)	1,235	24,949
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	65,000	93,614
KGHM Polska Miedz SA (Poland)	8,841	225,186

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Kobe Steel Ltd. (Japan)*	6,300	$62,492
Korea Zinc Co. Ltd. (South Korea)	321	145,770
Kumba Iron Ore Ltd. (South Africa)	1,306	31,420
Lundin Mining Corp. (Canada)	2,115	13,872
Magnitogorsk Iron & Steel Works PJSC (Russia)	12,600	9,736
Mineral Resources Ltd. (Australia)	2,469	32,735
Newcrest Mining Ltd. (Australia)	29,297	441,874
Newmont Mining Corp.	30,556	1,193,823
OZ Minerals Ltd. (Australia)	9,058	63,351
Poongsan Corp. (South Korea)	532	19,340
POSCO (South Korea)	1,121	357,824
Regis Resources Ltd. (Australia)	4,175	14,640
Rio Tinto Ltd. (United Kingdom)	11,409	646,345
Rio Tinto PLC (United Kingdom)	39,374	1,997,991
Severstal PJSC (Russia)	1,180	17,949
Sims Metal Management Ltd.	1,922	21,590
South32 Ltd. (Australia)	51,691	129,908
SSAB AB (Sweden) (Class A Stock)*	39,413	223,100
Teck Resources Ltd. (Canada) (Class B Stock), (XTSE)	1,556	40,073
Vedanta Ltd. (India)	83,001	354,767
Vedanta Resources PLC (India)	1,809	17,976
Worthington Industries, Inc.	5,429	233,013

		13,475,704

Multiline Retail — 0.3%
Dollar General Corp.	4,826	451,472
Dollarama, Inc. (Canada)	13,843	1,682,413
Kohl’s Corp.(a)	13,614	891,853
Macy’s, Inc.(a)	17,154	510,160
Matahari Department Store Tbk PT (Indonesia)	41,700	33,308
Nordstrom, Inc.(a)	7,465	361,381
Ryohin Keikaku Co. Ltd. (Japan)	300	100,227
Seria Co. Ltd. (Japan)	200	9,889
Target Corp	33,078	2,296,606

		6,337,309

Multi-Utilities — 0.5%
A2A SpA (Italy)	6,431	12,302
AGL Energy Ltd. (Australia)	245,327	4,111,832
CenterPoint Energy, Inc.	29,051	795,997
Centrica PLC (United Kingdom)	140,203	280,724
CMS Energy Corp.	37,126	1,681,437
DTE Energy Co.	19,380	2,023,271
E.ON SE (Germany)	81,374	904,237
Engie SA (France)	47,888	799,658
Hera SpA (Italy)	11,356	41,610
Innogy SE (Germany), 144A	15,847	751,137
RWE AG (Germany)*	10,671	263,768
Veolia Environnement SA (France)	60,843	1,445,472

		13,111,445

Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA (Norway)	437	11,847
Anadarko Petroleum Corp.	14,755	891,349
Antero Resources Corp.*	13,266	263,330
Beach Energy Ltd. (Australia)	55,653	53,032

A239

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
BP PLC (United Kingdom)	419,019	$2,826,320
Caltex Australia Ltd. (Australia)	29,504	716,684
Cameco Corp. (Canada)	10,182	92,546
Canadian Natural Resources Ltd. (Canada), (XTSE)	22,376	703,402
Chevron Corp.	30,267	3,451,649
China Petroleum & Chemical Corp. (China) (Class H Stock)	598,000	530,476
Cimarex Energy Co.	3,903	364,931
CNOOC Ltd. (China)	64,000	94,764
ConocoPhillips	53,105	3,148,595
Continental Resources, Inc.*	1,602	94,438
Devon Energy Corp.	13,373	425,128
Enbridge, Inc. (Canada)	9,519	299,383
Enerplus Corp. (Canada)	2,755	30,985
Exxon Mobil Corp.	109,130	8,142,190
Formosa Petrochemical Corp. (Taiwan)	40,000	164,290
Hess Corp.	4,841	245,051
Idemitsu Kosan Co. Ltd. (Japan)	1,400	53,565
Inpex Corp. (Japan)	3,100	38,469
JXTG Holdings, Inc. (Japan)	237,800	1,449,767
LUKOIL PJSC (Russia)	4,343	302,516
Lundin Petroleum AB (Sweden)*	6,681	168,781
Marathon Oil Corp.	55,953	902,522
Marathon Petroleum Corp.	8,307	607,325
MOL Hungarian Oil & Gas PLC (Hungary)	12,715	138,730
Neste OYJ (Finland)	17,981	1,251,569
Occidental Petroleum Corp.	4,113	267,180
Oil & Natural Gas Corp. Ltd. (India)	21,856	59,971
Oil Search Ltd. (Australia)	15,335	85,181
OMV AG (Austria)	17,389	1,014,250
ONEOK, Inc.	8,154	464,126
Parex Resources, Inc. (Canada)*	764	10,745
PetroChina Co. Ltd. (China) (Class H Stock)	486,000	337,584
Petroleo Brasileiro SA (Brazil)*	18,900	133,959
Phillips 66	3,246	311,356
Plains GP Holdings LP (Class A Stock)*	1,685	36,649
Polski Koncern Naftowy ORLEN SA (Poland)	631	15,531
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	68,859	113,818
Repsol SA (Spain)	77,457	1,376,849
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	53,369	1,688,512
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	38,917	1,252,285
Santos Ltd. (Australia)*	19,049	75,130
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	1,223	15,188
Showa Shell Sekiyu KK (Japan)	19,400	264,091
SK Innovation Co. Ltd. (South Korea)	1,931	383,803
Statoil ASA (Norway)	103,173	2,441,895
Suncor Energy, Inc. (Canada)	4,476	154,568
Surgutneftegas OJSC (Russia)	62,795	31,458
Tatneft PJSC (Russia)	15,215	163,641
TOTAL SA (France)	18,967	1,087,184
TransCanada Corp. (Canada)	7,513	310,702
Ultrapar Participacoes SA (Brazil)	1,900	41,160
Valero Energy Corp.	3,345	310,316

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Vermilion Energy, Inc. (Canada)	11,069	$356,895
Whitehaven Coal Ltd. (Australia)	69,416	240,793
Whiting Petroleum Corp.*	4,224	142,940
Williams Cos., Inc. (The)	36,354	903,760
Woodside Petroleum Ltd. (Australia)	73,298	1,662,201

		43,217,355

Paper & Forest Products — 0.2%
Ence Energia y Celulosa SA (Spain)	2,297	17,338
Fibria Celulose SA (Brazil)	12,900	252,924
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	11,000	11,746
Mondi Ltd. (South Africa)	1,964	53,461
Mondi PLC (South Africa)	33,776	907,833
Norbord, Inc. (Canada)	447	16,206
Stora Enso OYJ (Finland) (Class R Stock)	21,583	396,834
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	33,811	361,324
UPM-Kymmene OYJ (Finland)	71,798	2,661,831
West Fraser Timber Co. Ltd. (Canada)	9,238	613,859

		5,293,356

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	15,725	2,354,347
Hengan International Group Co. Ltd. (China)	8,000	74,578
Kao Corp. (Japan)	1,800	135,132
Kobayashi Pharmaceutical Co. Ltd. (Japan)	500	35,690
LG Household & Health Care Ltd. (South Korea)	68	76,247
L’Oreal SA (France)	1,375	310,556
Pola Orbis Holdings, Inc. (Japan)	1,400	58,362
Shiseido Co. Ltd. (Japan)	7,700	494,471
Unilever NV (United Kingdom), CVA	8,478	478,545
Unilever PLC (United Kingdom)	15,117	838,426

		4,856,354

Pharmaceuticals — 2.0%
Aspen Pharmacare Holdings Ltd. (South Africa)	3,426	75,172
Astellas Pharma, Inc. (Japan)	182,300	2,788,459
AstraZeneca PLC (United Kingdom)	19,953	1,371,591
Aurobindo Pharma Ltd. (India)	46,729	402,610
Bayer AG (Germany)	13,594	1,532,505
Bristol-Myers Squibb Co.	43,010	2,720,383
Chugai Pharmaceutical Co. Ltd. (Japan)	1,600	81,229
Daiichi Sankyo Co. Ltd. (Japan)	8,300	278,431
Eisai Co. Ltd. (Japan)	2,000	128,773
Eli Lilly & Co.	44,757	3,462,849
Galenica AG (Switzerland), 144A*	362	19,122
GlaxoSmithKline PLC (United Kingdom)	103,587	2,011,763
Glenmark Pharmaceuticals Ltd. (India)	3,761	30,519
H. Lundbeck A/S (Denmark)	8,180	459,442
Hisamitsu Pharmaceutical Co., Inc. (Japan)	600	46,382
Hypera SA (Brazil)	70,800	773,097
Indivior PLC (United Kingdom)*	9,429	53,899
Johnson & Johnson	58,717	7,524,584
Jubilant Life Sciences Ltd. (India)	1,317	17,133

A240

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Kyowa Hakko Kirin Co. Ltd. (Japan)	700	$15,202
Merck & Co., Inc.	90,574	4,933,566
Novartis AG (Switzerland)	33,597	2,717,354
Novo Nordisk A/S (Denmark) (Class B Stock)	29,694	1,460,525
Orion OYJ (Finland) (Class B Stock)(a)	9,970	305,207
Otsuka Holdings Co. Ltd. (Japan)	1,100	55,176
Pfizer, Inc.	85,331	3,028,397
Richter Gedeon Nyrt (Hungary)	7,192	150,295
Roche Holding AG (Switzerland), (XVTX)	21,025	4,823,074
Sanofi (France)	10,453	838,750
Shionogi & Co. Ltd. (Japan)	20,600	1,072,715
Sumitomo Dainippon Pharma Co. Ltd. (Japan)(a)	1,500	25,058
Sun Pharmaceutical Industries Ltd. (India)	35,150	268,671
Takeda Pharmaceutical Co. Ltd. (Japan)	7,000	341,329
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	8,995	153,725
UCB SA (Belgium)	23,496	1,913,477
Valeant Pharmaceuticals International, Inc.*	4,529	72,100
Zoetis, Inc.	23,879	1,994,135

		47,946,699

Professional Services — 0.4%
Adecco Group AG (Switzerland)	1,414	100,719
en-japan, Inc. (Japan)	200	11,373
Equifax, Inc.	2,855	336,348
Experian PLC (United Kingdom)	21,279	460,193
Hays PLC (United Kingdom)	83,092	219,813
Intertek Group PLC (United Kingdom)	16,858	1,103,491
ManpowerGroup, Inc.	20,215	2,326,747
Nielsen Holdings PLC	14,463	459,779
Nihon M&A Center, Inc. (Japan)	1,000	34,633
Recruit Holdings Co. Ltd. (Japan)	41,900	1,050,166
RELX NV (United Kingdom)	94,536	1,959,630
RELX PLC (United Kingdom)	19,245	395,327
Robert Half International, Inc.	12,558	726,983
SGS SA (Switzerland)	65	159,895

		9,345,097

Real Estate Management & Development — 0.3%
Ayala Land, Inc. (Philippines)	92,600	73,278
Azrieli Group Ltd. (Israel)	407	19,565
CapitaLand Ltd. (Singapore)	466,500	1,277,506
China Overseas Land & Investment Ltd. (China)	26,000	91,177
China Resources Land Ltd. (China)	42,000	154,336
China Vanke Co. Ltd. (China) (Class H Stock)	85,900	395,538
City Developments Ltd. (Singapore)	4,000	39,857
CK Asset Holdings Ltd. (Hong Kong)	25,500	215,196
Country Garden Holdings Co. Ltd. (China)	6,000	12,527
Daito Trust Construction Co. Ltd. (Japan)	12,900	2,196,443
Daiwa House Industry Co. Ltd. (Japan)	5,100	196,469
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	30,800	77,898
Hang Lung Properties Ltd. (Hong Kong)	132,000	309,808
Henderson Land Development Co. Ltd. (Hong Kong)	50,350	330,149

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Hongkong Land Holdings Ltd. (Hong Kong), (XQTX)	11,600	$81,026
Housing Development & Infrastructure Ltd. (India)*	17,460	10,463
Hysan Development Co. Ltd. (Hong Kong)	6,000	31,841
Jones Lang LaSalle, Inc.	3,202	559,198
Kerry Properties Ltd. (Hong Kong)	56,500	255,492
KWG Property Holding Ltd. (China)	17,000	23,630
Leopalace21 Corp. (Japan)	1,300	10,668
Mitsubishi Estate Co. Ltd. (Japan)	7,800	130,661
New World Development Co. Ltd. (Hong Kong)	58,000	82,665
Nexity SA (France)	933	59,755
Shimao Property Holdings Ltd. (China)	32,000	91,779
Sino Land Co. Ltd. (Hong Kong)	30,000	48,626
SM Prime Holdings, Inc. (Philippines)	37,200	24,186
Sun Hung Kai Properties Ltd. (Hong Kong)	45,000	714,284
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	5,000	50,633
Swire Properties Ltd. (Hong Kong)	11,200	39,392
Tokyu Fudosan Holdings Corp. (Japan)	6,700	48,206
UOL Group Ltd. (Singapore)	4,800	31,472
Wharf Holdings Ltd. (The) (Hong Kong)	21,000	72,708
Wharf Real Estate Investment Co. Ltd. (Hong Kong)*	12,000	78,437
Wheelock & Co. Ltd. (Hong Kong)	8,000	58,680

		7,893,549

Road & Rail — 0.2%
Central Japan Railway Co. (Japan)	900	171,758
CSX Corp.	10,090	562,114
DSV A/S (Denmark)	1,272	100,422
Hitachi Transport System Ltd. (Japan)	600	16,811
Nippon Express Co. Ltd. (Japan)	500	33,082
Norfolk Southern Corp.	10,583	1,436,960
Seino Holdings Co. Ltd. (Japan)	2,800	51,738
Union Pacific Corp.	13,194	1,773,669
West Japan Railway Co. (Japan)	9,900	701,878

		4,848,432

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)	21,655	31,594
Applied Materials, Inc.	73,294	4,075,879
APS Holdings Corp. (South Korea)*	1,074	7,492
BE Semiconductor Industries NV (Netherlands)	16,813	1,724,685
Broadcom Ltd.	5,696	1,342,262
Cirrus Logic, Inc.*	2,675	108,685
Dialog Semiconductor PLC (United Kingdom)*	12,270	292,217
Disco Corp. (Japan)	900	192,369
Hua Hong Semiconductor Ltd. (China), 144A	5,000	10,014
Infineon Technologies AG (Germany)	1,199	32,245
Intel Corp.	49,820	2,594,626
KLA-Tencor Corp.	6,654	725,353
Lam Research Corp.	7,503	1,524,309
Maxim Integrated Products, Inc.	12,387	745,945

A241

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MediaTek, Inc. (Taiwan)	53,000	$609,831
Micron Technology, Inc.*	2,444	127,430
Novatek Microelectronics Corp. (Taiwan)	10,000	45,722
NVIDIA Corp.	7,659	1,773,748
Powertech Technology, Inc. (Taiwan)	16,000	50,440
QUALCOMM, Inc.	8,030	444,942
Siltronic AG (Germany)*	328	56,256
SK Hynix, Inc. (South Korea)	2,038	156,135
Skyworks Solutions, Inc.	6,476	649,284
STMicroelectronics NV (Switzerland)	85,220	1,896,466
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	173,000	1,465,345
Texas Instruments, Inc.	19,215	1,996,246
Tokyo Electron Ltd. (Japan)	7,800	1,442,931
Tokyo Seimitsu Co. Ltd. (Japan)	300	12,173
Ulvac, Inc. (Japan)	7,700	435,620
Xilinx, Inc.	6,107	441,170

		25,011,414

Software — 1.5%
Activision Blizzard, Inc.	27,295	1,841,320
Adobe Systems, Inc.*	22,797	4,925,976
ANSYS, Inc.*	7,985	1,251,170
Atlassian Corp. PLC (Australia) (Class A Stock)*	651	35,102
Autodesk, Inc.*	4,886	613,584
BlackBerry Ltd. (Canada)*	4,998	57,454
Cadence Design Systems, Inc.*	22,971	844,644
CDK Global, Inc.	2,845	180,202
Check Point Software Technologies Ltd. (Israel)*	3,517	349,379
Citrix Systems, Inc.*	5,854	543,251
Constellation Software, Inc. (Canada)	270	183,196
Dell Technologies, Inc. (Class V Stock)*	1,268	92,830
Electronic Arts, Inc.*	14,010	1,698,572
Fortinet, Inc.*	13,484	722,473
Konami Holdings Corp. (Japan)	4,500	229,171
KPIT Technologies Ltd. (India)	4,598	15,430
Micro Focus International PLC (United Kingdom)	20,937	292,356
Microsoft Corp.	151,924	13,866,104
NIIT Technologies Ltd. (India)	1,421	18,985
Nintendo Co. Ltd. (Japan)	1,200	533,128
Open Text Corp. (Canada)	9,948	346,078
Oracle Corp.	55,235	2,527,002
Red Hat, Inc.*	3,897	582,640
Sage Group PLC (The) (United Kingdom)	19,601	176,123
salesforce.com, Inc.*	2,836	329,827
SAP SE (Germany)	6,387	670,520
ServiceNow, Inc.*	1,346	222,696
Snap, Inc. (Class A Stock)*(a)	1,617	25,662
Software AG (Germany)	1,668	87,440
Splunk, Inc.*	3,384	332,952
SS&C Technologies Holdings, Inc.	12,343	662,079
Symantec Corp.	1,066	27,556
Synopsys, Inc.*	11,976	996,883
Temenos Group AG (Switzerland)*	3,563	427,237
Trend Micro, Inc. (Japan)	1,800	106,149
Ubisoft Entertainment SA (France)*	4,520	382,537

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
VMware, Inc. (Class A Stock)*(a)	4,022	$487,748
Workday, Inc. (Class A Stock)*	990	125,839
Zendesk, Inc.*	9,316	445,957
Zynga, Inc. (Class A Stock)*	43,108	157,775

		37,415,027

Specialty Retail — 0.3%
Autobacs Seven Co. Ltd. (Japan)	500	9,359
Burlington Stores, Inc.*	1,179	156,984
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	69,000	78,744
GameStop Corp. (Class A Stock)(a)	4,536	57,244
Gap, Inc. (The)	10,383	323,950
Home Depot, Inc. (The)	13,978	2,491,439
JD Sports Fashion PLC (United Kingdom)	14,643	69,064
Komeri Co. Ltd. (Japan)	900	24,278
K’s Holdings Corp. (Japan)	800	11,114
L Brands, Inc.(a)	3,938	150,471
Lithia Motors, Inc. (Class A Stock)	1,624	163,244
Lowe’s Cos., Inc.	4,671	409,880
Nitori Holdings Co. Ltd. (Japan)	1,000	175,366
Penske Automotive Group, Inc.	5,773	255,917
Ross Stores, Inc.	10,369	808,575
Tiffany & Co.	9,166	895,152
TJX Cos., Inc. (The)	2,066	168,503
Tractor Supply Co.	719	45,311
WH Smith PLC (United Kingdom)	1,391	38,139

		6,332,734

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	83,155	13,951,746
Asustek Computer, Inc. (Taiwan)	5,000	46,910
Brother Industries Ltd. (Japan)	3,100	71,881
Canon, Inc. (Japan)	52,800	1,915,495
Catcher Technology Co. Ltd. (Taiwan)	3,000	37,710
Compal Electronics, Inc. (Taiwan)	261,000	179,213
Gigabyte Technology Co. Ltd. (Taiwan)	11,000	25,979
Hewlett Packard Enterprise Co	2,062	36,167
HP, Inc.	17,928	392,982
Inventec Corp. (Taiwan)	46,000	36,784
Konica Minolta, Inc. (Japan)	2,000	17,002
Lenovo Group Ltd. (China)	354,000	182,073
Lite-On Technology Corp. (Taiwan)	38,189	53,718
Logitech International SA (Switzerland)	41,603	1,527,036
Pegatron Corp. (Taiwan)	80,000	201,353
Pure Storage, Inc. (Class A Stock)*	8,352	166,622
Quanta Computer, Inc. (Taiwan)	20,000	40,649
Samsung Electronics Co. Ltd. (South Korea)	739	1,726,656
Western Digital Corp.	1,678	154,829

		20,764,805

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	1,641	399,251
Christian Dior SE (France)	190	75,105
Gildan Activewear, Inc. (Canada)	1,832	52,912
Hanesbrands, Inc.	8,370	154,175
HUGO BOSS AG (Germany)	649	56,539
Kering SA (France)	3,667	1,758,758

A242

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Lululemon Athletica, Inc.*	1,053	$93,843
Michael Kors Holdings Ltd.*	4,615	286,500
Moncler SpA (Italy)	12,608	479,839
NIKE, Inc. (Class B Stock)	52,101	3,461,590
Puma SE (Germany)	24	11,725
PVH Corp.	829	125,535
Ralph Lauren Corp.	5,335	596,453
Skechers U.S.A., Inc. (Class A Stock)*	9,346	363,466
Under Armour, Inc. (Class C Stock)*(a)	1,991	28,571
VF Corp.	10,236	758,692
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	9,500	38,061

		8,741,015

Thrifts & Mortgage Finance — 0.0%
Aareal Bank AG (Germany)	1,647	78,572
Essent Group Ltd.*	3,981	169,431
Housing Development Finance Corp. Ltd. (India)	8,893	250,499
Indiabulls Housing Finance Ltd. (India)	1,291	24,714
LIC Housing Finance Ltd. (India)	5,075	41,947

		565,163

Tobacco — 0.4%
Altria Group, Inc.	22,410	1,396,591
British American Tobacco PLC (United Kingdom)	24,159	1,396,553
Gudang Garam Tbk PT (Indonesia)	9,800	51,751
Imperial Brands PLC (United Kingdom)	24,602	837,684
Japan Tobacco, Inc. (Japan)	22,100	631,331
Philip Morris International, Inc.	32,108	3,191,535
Swedish Match AB (Sweden)	48,781	2,210,644

		9,716,089

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	10,949	555,333
Ashtead Group PLC (United Kingdom)	13,542	369,245
Barloworld Ltd. (South Africa)	1,017	14,321
Brenntag AG (Germany)	1,424	84,774
Bunzl PLC (United Kingdom)	48,357	1,421,999
Ferguson PLC (Switzerland)	906	68,140
HD Supply Holdings, Inc.*	12,801	485,670
LG International Corp. (South Korea)	125	3,183
Mitsubishi Corp. (Japan)	11,300	304,185
Mitsui & Co. Ltd. (Japan)	48,800	839,744
Sojitz Corp. (Japan)	126,800	404,448
Sumitomo Corp. (Japan)	67,900	1,137,497
Toyota Tsusho Corp. (Japan)	2,200	74,348
W.W. Grainger, Inc.(a)	3,103	875,884
Watsco, Inc	2,188	395,962

		7,034,733

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	292	58,880
Atlantia SpA (Italy)	25,744	797,714
Auckland International Airport Ltd. (New Zealand)	9,426	41,827
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	2,300	22,725

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
TAV Havalimanlari Holding A/S (Turkey)	7,514	$45,266

		966,412

Water Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	3,500	37,264
Severn Trent PLC (United Kingdom)	2,051	53,097

		90,361

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	585,000	555,074
China Mobile Ltd. (China)	149,500	1,370,227
KDDI Corp. (Japan)	1,800	46,358
Millicom International Cellular SA (Colombia), SDR	658	45,030
NTT DOCOMO, Inc. (Japan)	75,900	1,934,952
Reliance Communications Ltd. (India)*	105,617	35,687
SK Telecom Co. Ltd. (South Korea)	104	22,551
Sprint Corp.*(a)	57,427	280,244
StarHub Ltd. (Singapore)	5,800	10,210
Telephone & Data Systems, Inc.	3,243	90,901
TIM Participacoes SA (Brazil)	23,000	100,180
T-Mobile US, Inc.*	15,926	972,123
Total Access Communication PCL (Thailand), NVDR	39,300	56,609
Vodafone Group PLC (United Kingdom)	825,010	2,257,248

		7,777,394

TOTAL COMMON STOCKS (cost $830,507,734)		869,035,114

PREFERRED STOCKS — 0.4%
Auto Components — 0.0%
Schaeffler AG (Germany) (PRFC)	1,156	17,853

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	22,440	268,618
Itau Unibanco Holding SA (Brazil) (PRFC)	126,725	1,982,183
Itausa - Investimentos Itau SA (Brazil) (PRFC)	56,500	238,051

		2,488,852

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 7.624%(a)	64,707	1,681,088

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	1,000	15,354

Electric Utilities — 0.0%
Cia Paranaense de Energia (Brazil) (PRFC B)	1,600	12,586

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	1,800	36,606

Hotels, Restaurants & Leisure — 0.2%
Stars Group, Inc. (The) (Canada) (CVT)*^	2,304	3,580,781

Independent Power & Renewable Electricity Producers — 0.0%
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	3,000	14,339

A243

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Machinery — 0.0%
Rexnord Corp. (CVT), 5.750%	3,900	$250,692

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	34,700	163,544
Metalurgica Gerdau SA (Brazil) (PRFC)	44,300	96,075
Usinas Siderurgicas de Minas Gerais SA (Brazil) (PRFC A)*	5,800	19,114

		278,733

Oil, Gas & Consumable Fuels — 0.0%
Halcon Resources Corp.	27,216	132,542
Surgutneftegas OJSC (Russia) (PRFC)	60,895	31,494

		164,036

TOTAL PREFERRED STOCKS (cost $6,621,438)		8,540,920

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.1%
Financial Select Sector SPDR Fund	19,866	547,705
SPDR S&P Oil & Gas Exploration & Production ETF(a)	14,358	505,689

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,123,865)		1,053,394

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.6%
Automobiles — 2.6%
American Credit Acceptance Receivables Trust,
Series 2016-3, Class B, 144A
2.870%	08/12/22	800	798,740
AmeriCredit Automobile Receivables Trust,
Series 2014-4, Class D
3.070%	11/09/20	1,400	1,405,651
Series 2015-3, Class B
2.080%	09/08/20	1,100	1,097,697
Series 2015-3, Class D
3.340%	08/08/21	150	150,738
Series 2016-1, Class D
3.590%	02/08/22	280	282,567
Series 2017-3, Class C
2.690%	06/19/23	1,720	1,696,381
CPS Auto Receivables Trust,
Series 2015-A, Class B, 144A
2.790%	02/16/21	637	637,587
Series 2016-A, Class B, 144A
3.340%	05/15/20	300	300,682
CPS Auto Trust,
Series 2016-D, Class B, 144A
2.110%	03/15/21	600	595,231
Drive Auto Receivables Trust,
Series 2015-BA, Class C, 144A
2.760%	07/15/21	247	247,253
Series 2015-BA, Class D, 144A
3.840%	07/15/21	800	807,597
Series 2015-DA, Class C, 144A
3.380%	11/15/21	360	361,427

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Series 2016-AA, Class C, 144A
3.910%	05/17/21	353	$355,309
Series 2016-BA, Class B, 144A
2.560%	06/15/20	160	159,608
Series 2016-BA, Class C, 144A
3.190%	07/15/22	2,148	2,153,452
Series 2016-BA, Class D, 144A
4.530%	08/15/23	800	818,413
Series 2016-CA, Class B, 144A
2.370%	11/16/20	707	707,057
Series 2016-CA, Class C, 144A
3.020%	11/15/21	2,900	2,904,533
Series 2017-1, Class B
2.360%	03/15/21	2,290	2,283,675
Series 2017-1, Class C
2.840%	04/15/22	2,300	2,298,080
Series 2017-2, Class B
2.250%	06/15/21	840	837,862
Series 2017-2, Class C
2.750%	09/15/23	2,200	2,187,660
Series 2017-3, Class B
2.300%	05/17/21	1,720	1,712,354
Series 2017-3, Class C
2.800%	07/15/22	1,720	1,714,644
Series 2017-3, Class D, 144A
3.530%	12/15/23	2,000	2,000,116
Series 2017-AA, Class B, 144A
2.510%	01/15/21	2,180	2,178,764
Series 2017-AA, Class C, 144A
2.980%	01/18/22	1,940	1,940,629
Series 2017-BA, Class C, 144A
2.610%	08/16/21	1,775	1,773,589
Series 2017-BA, Class D, 144A
3.720%	10/17/22	1,200	1,209,374
Series 2018-1, Class C
3.220%	03/15/23	2,490	2,487,382
Series 2018-1, Class D
3.810%	05/15/24	1,550	1,552,688
Exeter Automobile Receivables Trust,
Series 2015-1A, Class C, 144A
4.100%	12/15/20	360	363,108
Series 2017-2A, Class A, 144A
2.110%	06/15/21	339	338,111
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class C, 144A
2.220%	05/15/20	3,000	2,997,428
Hertz Vehicle Financing LLC,
Series 2013-1A, Class A2, 144A
1.830%	08/25/19	833	831,620
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A
2.040%	01/15/21	125	124,958
Santander Drive Auto Receivables Trust,
Series 2014-1, Class D
2.910%	04/15/20	890	891,308
Series 2014-2, Class C
2.330%	11/15/19	64	63,627
Series 2014-3, Class D
2.650%	08/17/20	1,500	1,500,639

A244

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Series 2014-5, Class C
2.460%	06/15/20	885	$884,524
Series 2015-1, Class D
3.240%	04/15/21	750	753,572
Series 2015-2, Class C
2.440%	04/15/21	376	376,104
Series 2015-2, Class D
3.020%	04/15/21	2,000	2,006,073
Series 2015-3, Class C
2.740%	01/15/21	483	483,595
Series 2015-3, Class D
3.490%	05/17/21	460	463,750
Series 2015-4, Class C
2.970%	03/15/21	390	390,681
Series 2015-5, Class C
2.740%	12/15/21	1,000	1,000,915
Series 2016-1, Class C
3.090%	04/15/22	940	942,551
Series 2016-2, Class C
2.660%	11/15/21	910	907,889
Series 2016-3, Class C
2.460%	03/15/22	1,450	1,440,892
Series 2017-1, Class B
2.100%	06/15/21	1,950	1,941,023
Series 2017-1, Class C
2.580%	05/16/22	975	968,393
Series 2017-2, Class B
2.210%	10/15/21	2,570	2,555,244
Series 2017-2, Class C
2.790%	08/15/22	2,000	1,991,905

			63,874,650

Collateralized Loan Obligations — 0.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4RA, Class D, 3 Month LIBOR + 2.600%, 144A
4.360%(c)	01/28/31	500	500,771
Apidos CLO,
Series 13-15A, Class DRR, 144A
5.012%	04/20/31	250	249,999
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2018-10A, Class C, 3 Month LIBOR + 1.850%, 144A
3.556%(c)	01/15/31	300	299,914
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-1A, Class C, 3 Month LIBOR + 2.700%, 144A
4.422%(c)	10/15/28	1,000	1,004,778
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2016-3A, Class D, 3 Month LIBOR + 7.000%, 144A
8.745%(c)	10/20/29	500	510,989
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2017-8A, Class D, 3 Month LIBOR + 3.250%, 144A
4.981%(c)	10/17/30	250	251,890
CIFC Funding Ltd. (Cayman Islands),
Series 2018-1A, Class B, 3 Month LIBOR + 1.400%, 144A
3.557%(c)	04/18/31	250	249,946
Series 2018-1A, Class C, 3 Month LIBOR + 1.750%, 144A
3.907%(c)	04/18/31	250	250,010

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Highbridge Loan Management Ltd. (Cayman Islands),
Series 7A-2015, Class CR, 3 Month LIBOR + 1.700%, 144A
4.002%(c)	03/15/27	500	$500,000
LCM LP (Cayman Islands),
Series 15A, Class CR, 3 Month LIBOR + 2.400%, 144A
3.145%(c)	07/20/30	250	252,380
Madison Park Funding Ltd. (Cayman Islands),
Series 2014-14A, Class DR, 3 Month LIBOR + 3.250%, 144A
4.995%(c)	07/20/26	250	250,185
Series 2018-27A, Class C, 3 Month LIBOR + 2.600%, 144A
4.647%(c)	04/20/30	400	799,944
OCP CLO Ltd. (Cayman Islands),
Series 2016-11A, Class A1AR, 3 Month LIBOR + 1.270%, 144A
3.022%(c)	10/26/30	425	427,171
Octagon Investment Partners 27 Ltd. (Cayman Islands),
Series 2016-1A, Class E, 3 Month LIBOR + 7.100%, 144A
8.822%(c)	07/15/27	1,000	1,008,869
Octagon Investment Partners 35 Ltd. (Cayman Islands),
Series 2018-1A, Class C, 3 Month LIBOR + 2.600%, 144A
4.348%(c)	01/20/31	300	299,807
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-1A, Class A1R2, 3 Month LIBOR + 1.000%, 144A
2.984%(c)	01/25/31	1,500	1,501,339
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class BR2, 3 Month LIBOR + 1.850%, 144A
3.581%(c)	01/17/31	250	249,639
Stewart Park CLO Ltd. (Cayman Islands),
Series 2015-1A, Class ER, 3 Month LIBOR + 5.280%, 144A
7.002%(c)	01/15/30	250	248,983

			8,856,614

Consumer Loans — 1.3%
Avant Loans Funding Trust,
Series 2016-B, Class B, 144A
7.800%	09/15/20	607	610,421
Series 2016-C, Class B, 144A
4.920%	11/16/20	1,112	1,117,819
Series 2017-B, Class A, 144A
2.290%	06/15/20	1,555	1,552,511
CLUB Credit Trust,
Series 2017-P2, Class A, 144A
2.610%	01/15/24	1,506	1,501,215
Series 2018-NP1, Class A, 144A
2.990%	05/15/24	2,310	2,309,919
Marlette Funding Trust,
Series 2017-2A, Class A, 144A
2.390%	07/15/24	1,377	1,373,606
Series 2017-3A, Class A, 144A
2.360%	12/15/24	2,043	2,035,059
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	2,006	2,010,744

A245

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Consumer Loans (cont’d.)
Series 2015-2A, Class A, 144A
2.570%	07/18/25	622	$621,218
Series 2015-2A, Class C, 144A
4.320%	07/18/25	100	99,848
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,427	1,437,186
Prosper Marketplace Issuance Trust,
Series 2018-1A, Class A, 144A^
3.110%	06/17/24	2,170	2,169,615
SoFi Consumer Loan Program LLC,
Series 2016-3, Class A, 144A
3.050%	12/26/25	692	691,021
Series 2017-1, Class A, 144A
3.280%	01/26/26	2,268	2,272,071
Series 2017-3, Class A, 144A
2.770%	05/25/26	1,098	1,090,296
Series 2017-6, Class A1, 144A
2.200%	11/25/26	763	759,473
Series 2017-6, Class A2, 144A
2.820%	11/25/26	950	939,329
SoFi Consumer Loan Program Trust,
Series 2015-1, Class A, 144A
3.280%	09/15/23	824	825,303
Sofi Consumer Loan Program Trust,
Series 2018-1, Class A1, 144A
2.550%	02/25/27	2,529	2,520,888
Series 2018-1, Class A2, 144A
3.140%	02/25/27	2,220	2,207,879
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	530	530,149
Trafigura Securitisation Finance PLC (Ireland),
Series 2017-1A, Class A1, 1 Month LIBOR + 0.850%, 144A
2.627%(c)	12/15/20	2,590	2,602,921

			31,278,491

Credit Cards — 0.1%
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24	750	727,463
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,919,301
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	737,883

			3,384,647

Other — 0.1%
SPS Servicer Advance Receivables Trust,
Series 2016-T1, Class AT1, 144A
2.530%	11/16/48	2,625	2,618,060

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%
2.652%(c)	11/25/34	119	118,471

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans — 0.1%
College Loan Corp. Trust,
Series 2004-1, Class A4, 3 Month LIBOR + 0.190%
1.935%(c)	04/25/24	351	$350,529
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A4, 3 Month LIBOR + 0.310%
2.602%(c)	09/27/35	275	274,609
SLM Private Credit Student Loan Trust,
Series 2005-A, Class A3, 3 Month LIBOR + 0.200%
2.325%(c)	06/15/23	1,482	1,479,505
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, Prime Index + (0.050)%, 144A
4.450%(c)	05/16/44	204	208,038
Series 2011-B, Class A2, 144A
3.740%	02/15/29	223	224,591
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	68	67,481

			2,604,753

TOTAL ASSET-BACKED SECURITIES (cost $112,599,529)			112,735,686

BANK LOANS — 1.6%
Aerospace & Defense — 0.0%
Sequa Mezzanine Holdings LLC,
Initial Loan (Second Lien), 3 Month LIBOR + 9.000%
10.752%(c)	04/15/22	75	76,125
Initial Term Loan (First Lien), 3 Month LIBOR + 5.000%
7.071%(c)	10/15/21	206	207,601

			283,726

Air Freight & Logistics — 0.0%
Ceva Group PLC,
Pre-Funded L/C Loan, 3 Month LIBOR + (0.300)%
3.250%(c)	03/19/21	175	172,516
CEVA InterCompany BV,
Dutch BV Term Loan, 3 Month LIBOR + 5.500%
7.272%(c)	03/19/21	179	176,621
Ceva Logistics Canada, ULC,
Canadian Term Loan, 3 Month LIBOR + 5.500%
7.272%(c)	03/19/21	27	27,065
Ceva Logistics U.S. Holdings Inc.,
US Term Loan, 3 Month LIBOR + 5.500%
7.272%(c)	03/19/21	255	251,426

			627,628

Airlines — 0.0%
Northwest Airlines, Inc.,
Term Loan, 3 Month LIBOR + 3.230%^
3.301%(c)	09/10/18	13	13,314
3.301%(c)	09/10/18	13	13,231
3.301%(c)	09/10/18	13	13,008

			39,553

Auto Components — 0.0%
Mavis Tire Express Services Corp.,
Closing Date Term Loan (First Lien),
— %(p)	03/15/25	134	134,123
Delayed Draw Term Loan (First Lien),
— %(p)	03/15/25	21	21,472

A246

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Auto Components (cont’d.)
			$155,595

Chemicals — 0.0%
Ascend Performance Materials Operations LLC,
Term Loan, ^
— %(p)	08/12/22	360	361,530
PQ Corp.,
Third Amendment Tranche B-1 Term Loan, 2 Month LIBOR + 2.500%
4.291%(c)	01/16/25	91	91,439
W.R. Grace & Co.,
Term B-1 Loan,
— %(p)	02/25/25	110	110,211
Term B-2 Loan,
— %(p)	02/25/25	188	188,933

			752,113

Coal — 0.0%
CONSOL Energy Inc.,
Initial Term B Loan, 3 Month LIBOR + 6.000%
7.990%(c)	11/28/22	32	32,717

Commercial Services — 0.0%
Greenrock Finance, Inc.,
Initial USD Term B Loan (First Lien), 3 Month LIBOR + 3.500%^
5.802%(c)	06/02/24	63	63,157
Hayward Industries, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.377%(c)	07/17/24	67	66,874
Laureate Education, Inc.,
Series 2024 Term Loan, 1 Month LIBOR + 3.500%
5.377%(c)	04/30/24	261	261,568
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.627%(c)	01/15/24	456	435,941

			827,540

Commercial Services & Supplies — 0.0%
West Corp.,
Incremental Term B-1 Loan,
— %(p)	10/15/24	88	88,599

Construction & Engineering — 0.0%
Pike Corp.,
Initial Term Loan (2018),
— %(p)	03/15/25	163	164,325

Consumer Products — 0.0%
Sigma Holdco B.V.,
Term Loan B,
— %(p)	03/01/25	165	163,085

Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Term B USD Loan,
— %(p)	03/30/25	757	755,108

Diversified Financial Services — 0.0%
Tempo Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.877%(c)	04/19/24	158	158,772

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Diversified Telecommunication Services — 0.1%
New LightSquared LLC,
Loan,
— %(p)	06/15/20	2,769	$2,473,818
Xplornet Communications, Inc.,
Term B Loan,
— %(p)	08/31/21	354	357,319

			2,831,137

Electrical Equipment — 0.0%
Generac Power Systems, Inc.,
2017-2 New Term Loan, 3 Month LIBOR + 2.000%
3.695%(c)	05/31/23	74	74,185
Graftech International Ltd.,
Initial Term Loan, 1 Month LIBOR + 3.500%^
5.240%(c)	02/01/25	113	112,859

			187,044

Engineering & Construction — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.186%(c)	06/15/24	1,652	1,664,081
Pisces Midco, Inc.,
Initial Term Loan,
— %(p)	04/01/25	948	943,259

			2,607,340

Entertainment — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.627%(c)	09/30/24	186	186,761

Food Products — 0.1%
C.H. Guenther & Son, Inc.,
Initial Term Loan (First Lien),
— %(p)	03/25/25	131	131,573
Froneri International PLC,
Facility B1 (EUR),
— %(p)	01/23/25	1,000	1,000,155

			1,131,728

Foods — 0.0%
Chobani, LLC (Chobani Idaho, LLC),
New Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.377%(c)	10/07/23	72	72,632
JBS USA Lux SA,
Initial Term Loan, 3 Month LIBOR + 2.500%
4.678%(c)	10/30/22	185	183,796

			256,428

Health Care Providers & Services — 0.0%
Quorum Health Corp.,
Term Loan, 1 Month LIBOR + 6.750%
8.627%(c)	04/12/22	166	169,007

Healthcare-Products — 0.1%
DJO Finance LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 3.250%
5.036%(c)	06/08/20	868	871,783
Immucor, Inc.,
Term B-3 Loan, 3 Month LIBOR + 5.000%
7.302%(c)	06/15/21	868	887,142

A247

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Healthcare-Products (cont’d.)
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.627%(c)	06/30/21	39	$39,686

			1,798,611

Healthcare-Services — 0.0%
HCA Inc.,
Tranche B-10 Term Loan,
— %(p)	03/15/25	175	176,240

Hotels, Restaurants & Leisure — 0.1%
GVC Holdings PLC,
Facility B2,
— %(p)	03/16/24	1,000	999,999

— %(p)	03/25/24	177	176,999
Wyndham Hotels & Resorts, Inc.,
Term Loan B,
— %(p)	04/01/25	270	269,999

			1,446,997

Independent Power & Renewable Electricity Producers — 0.0%
Exgen Renewables IV, LLC,
Loan, 3 Month LIBOR + 3.000%^
4.990%(c)	11/08/24	94	94,820

Insurance — 0.0%
AssuredPartners, Inc.,
2017 September Refinancing Term Loan,
— %(p)	10/22/24	62	61,521
Asurion LLC,
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.000%
7.877%(c)	07/15/25	81	83,228
Genworth Holdings, Inc.,
Initial Loan, 1 Month LIBOR + 4.500%
6.202%(c)	02/25/23	150	152,344
USI, Inc.,
2017 New Term Loan, 3 Month LIBOR + 3.000%
5.302%(c)	05/16/24	103	103,717

			400,810

Internet Software & Services — 0.0%
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
6.377%(c)	09/30/24	183	184,409
Sedgwick Claims Management Services, Inc.,
Initial Loan (Second Lien),
— %(p)	02/28/22	164	164,409
Initial Term Loan (First Lien),
— %(p)	03/01/21	186	185,312

			534,130

IT Services — 0.0%
Access CIG, LLC,
Delayed Draw Loan (Second Lien),
— %(p)	02/15/26	4	4,467
Initial Loan (Second Lien), 1 Month LIBOR + 7.750%
9.625%(c)	02/15/26	24	24,291
Term B Loan (First Lien), 1 Month LIBOR + 3.750%
5.625%(c)	02/15/25	71	71,295
Term Loan,
— %(p)	02/15/25	15	14,835

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
IT Services (cont’d.)
Peak 10 Holding Corp.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%
5.802%(c)	07/25/24	180	$180,455
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.023%(c)	07/25/25	76	76,285

			371,628

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.127%(c)	08/01/24	105	105,461

Machinery — 0.0%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.127%(c)	07/24/31	585	587,803
Filtration Group Corp.,
Initial Dollar Term Loan,
— %(p)	03/29/25	70	69,825

			657,628

Machinery–Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%^
5.670%(c)	11/30/23	259	261,123

Machinery-Diversified — 0.1%
Titan Acquisition Ltd.,
Initial Term Loan,
— %(p)	03/15/25	1,129	1,126,530

Media — 0.1%
AVSC Holding Corp.,
Initial Loan (Second Lien), ^
— %(p)	08/15/25	126	126,315
Initial Term Loan (First Lien), 1 - 3 Month LIBOR + 3.250%
5.085%(c)	02/25/25	155	154,999
Charter Communications Operating, LLC,
Term A-2 Loan,
— %(p)	03/31/23	1,639	1,637,635
CSC Holdings, LLC,
January 2018 Incremental Term Loan, 1 Month LIBOR + 2.500%
4.277%(c)	01/11/26	112	111,929
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.277%(c)	01/15/26	222	222,856

			2,253,734

Oil & Gas — 0.1%
California Resources Corp.,
Initial Loan, 1 Month LIBOR + 4.750%
6.572%(c)	11/09/22	841	854,141
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 7.500%
9.444%(c)	08/23/21	1,712	1,815,190
Gavilan Resources, LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
7.786%(c)	03/01/24	329	329,137
Medallion Midland Acquisition, LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%^
5.127%(c)	10/26/24	135	134,663

A248

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Oil & Gas (cont’d.)
			$3,133,131

Oil & Gas Services — 0.1%
Pioneer Energy Services Corp.,
Term Loan, 1 Month LIBOR + 7.750%^
9.461%(c)	11/17/22	717	742,095
Weatherford International Ltd.,
Loan, 1 Month LIBOR + 2.300%^
4.180%(c)	07/13/20	297	292,963

			1,035,058

Oil, Gas & Consumable Fuels — 0.0%
BCP Renaissance Parent LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%
5.772%(c)	09/30/24	233	234,616
Lucid Energy Group II Borrower, LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%^
4.786%(c)	01/30/25	112	111,439
Vine Oil & Gas LP,
Term Loan B, 1 Month LIBOR + 6.875%^
8.752%(c)	11/25/21	321	320,999

			667,054

Packaging & Containers — 0.1%
Verallia Packaging,
Facility B4,
— %(p)	10/31/22	1,000	992,499

Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC,
Term Loan B,
— %(p)	03/20/25	655	655,546
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.188%(c)	04/15/24	436	435,030
Invictus U.S. Newco LLC (SK Invictus Intermediate II, S.A.R.L.),
Initial Term Loan (First Lien),
— %(p)	02/15/25	128	128,959
Initial Term Loan (Second Lien), ^
— %(p)	02/10/26	70	71,049

			1,290,584

Retail — 0.0%
Beacon Roofing Supply, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
3.936%(c)	10/15/24	156	156,607
Belron Finance US LLC,
Initial Term B Loan, 3 Month LIBOR + 2.500%^
4.293%(c)	10/19/24	145	145,361
IRB Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
4.936%(c)	01/12/25	103	103,987
Neiman Marcus Group Inc., (The),
Other Term Loan, 1 Month LIBOR + 3.250%
4.941%(c)	10/25/20	343	295,551

			701,506

Software — 0.2%
Applied Systems, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.000%
9.302%(c)	09/15/25	34	35,084

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Software (cont’d.)
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.877%(c)	07/15/24	73	$72,786
BMC Software Finance, Inc.,
Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%
5.127%(c)	09/10/22	554	556,490
Change Healthcare Holdings, Inc.,
Closing Date Term Loan, 1 Month LIBOR + 2.750%
4.627%(c)	02/05/24	557	557,677
Cypress Intermediate Holdings III, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
4.880%(c)	04/15/24	138	138,581
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%
8.627%(c)	04/15/25	41	41,581
Mitchell International, Inc.,
Delayed Draw Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.250%(c)	11/15/24	14	13,562
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.127%(c)	11/15/24	162	162,132
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.137%(c)	11/15/25	171	171,428
SS&C Technologies Holdings, Inc.,
Term B-3 Loan,
— %(p)	02/28/25	944	948,860
Term B-4 Loan,
— %(p)	02/28/25	337	338,490
Uber Technologies, Inc.,
Term Loan,
— %(p)	03/14/25	538	541,026
Unitymedia Finance LLC,
Facility D Loan, 1 Month LIBOR + 2.250%
4.027%(c)	01/20/26	200	199,849

			3,777,546

Specialty Retail — 0.1%
EG Group Ltd.,
Facility B,
— %(p)	02/07/25	380	378,338
Facility B1 (EUR),
— %(p)	01/30/25	511	507,238
Facility B2 (EUR),
— %(p)	02/02/25	153	151,868
Facility B3 (EUR),
— %(p)	01/31/25	336	333,974

			1,371,418

Technology — 0.0%
Kronos, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.250%
10.023%(c)	10/23/24	693	717,832

Telecommunications — 0.2%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.627%(c)	01/31/25	935	919,664
Digicel International Finance Ltd.,
Initial Term B Loan (First Lien), 3 Month LIBOR + 3.500%
5.187%(c)	05/15/24	545	542,863

A249

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings S.A.,
Tranche B-4 Term Loan, 3 Month LIBOR + 4.500%
6.456%(c)	01/15/24	274	$281,763
Tranche B-5 Term Loan,
6.625%	01/15/24	1,9039	1,965,459
Intelsat Jackson Holdings SA,
Tranche B-3 Term Loan, 3 Month LIBOR + 3.750%
5.706%(c)	11/27/23	109	109,166
Ligado Networks LLC,
Junior Loan, ^
— %(p)	12/07/20	695	340,444
MTN Infrastructure TopCo, Inc.,
Term Loan,
— %(p)	11/08/24	69	69,470

			4,228,829

Transportation — 0.0%
Deck Chassis Acquisition Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%^
7.877%(c)	06/15/23	56	56,839
XPO Logistics, Inc.,
Refinancing Term Loan (2018), 3 Month LIBOR + 2.000%
3.920%(c)	02/15/25	162	162,081

			218,920

TOTAL BANK LOANS (cost $38,977,246)			38,780,295

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class B
4.366%(cc)	09/15/48	240	246,395
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.616%	02/10/49	370	372,136
Commercial Mortgage Trust,
Series 2012-LC4, Class A4
3.288%	12/10/44	200	200,562
Series 2013-LC6, Class AM
3.282%	01/10/46	190	189,050
Series 2014-CR17, Class A5
3.977%	05/10/47	360	372,599
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	355,053
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A4
3.504%	06/15/57	200	199,691
DBJPM Mortgage Trust,
Series 2016-C1, Class B
4.195%(cc)	05/10/49	220	224,432
Series 2016-C3, Class A5
2.890%	09/10/49	500	476,843
Fannie Mae-Aces,
Series 2017-M4, Class A2
2.597%(cc)	12/25/26	1,300	1,240,771
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class A2
2.682%	10/25/22	1,700	1,684,303

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series K038, Class A2
3.389%	03/25/24	700	$715,284
Series K056, Class A2
2.525%	05/25/26	1,835	1,752,458
Series K057, Class A2
2.570%	07/25/26	3,255	3,114,547
Series K062, Class A2
3.413%	12/25/26	2,640	2,679,140
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	164,535
Series 2013-GC16, Class A3
4.244%	11/10/46	250	261,176
Series 2014-GC20, Class A5
3.998%	04/10/47	490	506,513
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	260,769
Series 2013-C14, Class AS
4.409%(cc)	08/15/46	130	135,010
Series 2013-C17, Class A4
4.199%	01/15/47	510	532,163
Series 2014-C19, Class A4
3.997%	04/15/47	880	911,106
Series 2014-C22, Class A4
3.801%	09/15/47	1,030	1,054,787
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3
4.171%	08/15/46	156	160,291
Series 2012-C8, Class A3
2.829%	10/15/45	382	375,985
Series 2012-CBX, Class AS
4.271%	06/15/45	170	174,937
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.082%(cc)	07/15/46	500	519,416
Series 2013-C13, Class A4
4.039%	11/15/46	310	321,322
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	154,160
Series 2015-C20, Class A4
3.249%	02/15/48	700	690,969
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.244%	03/15/45	330	330,486
Series 2015-MS1, Class A4
3.779%(cc)	05/15/48	450	458,658
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	725	715,303
Series 2013-C6, Class A4
3.244%	04/10/46	650	653,321
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A5
3.817%	08/15/50	990	1,011,953
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45	340	342,258

A250

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-C10, Class A3
2.875%	12/15/45		595	$585,898
Series 2012-C10, Class AS
3.241%	12/15/45		390	384,878
Series 2013-C15, Class A4
4.153%(cc)	08/15/46		450	468,169
Series 2014-C25, Class B
4.236%(cc)	11/15/47		210	212,236

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $25,886,861)				25,209,563

CONVERTIBLE BOND — 0.0%
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes (cost $278,592)
3.375%	08/15/26		251	241,763

CORPORATE BONDS — 25.0%
Advertising — 0.1%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22		256	161,279
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20		963	1,006,335
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24		411	399,698

				1,567,312

Aerospace & Defense — 0.4%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		957	973,748
5.900%	02/01/27		162	169,493
5.950%	02/01/37		62	64,169
6.150%	08/15/20		135	141,413
6.750%	01/15/28		180	199,799
General Dynamics Corp.,
Gtd. Notes
2.625%	11/15/27	(a)	900	841,344
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18		260	259,936
2.700%	04/27/20		70	69,384
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		1,018	1,048,845
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/25		191	197,685
L3 Technologies, Inc.,
Gtd. Notes
4.750%	07/15/20		500	515,855
4.950%	02/15/21		966	1,006,702

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20		460	$455,794
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		965	925,272
Pioneer Holdings LLC/Pioneer Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/22		285	297,113
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22		990	965,098
Spirit AeroSystems, Inc.,
Gtd. Notes
3.850%	06/15/26		125	123,336
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22		966	985,320
6.375%	06/15/26		6	6,045
6.500%	07/15/24		64	65,600
6.500%	05/15/25		481	485,810

				9,797,761

Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		460	429,776
4.000%	01/31/24		1,000	1,021,904
5.375%	01/31/44		225	258,467
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
2.297%	08/14/20		1,130	1,107,909
2.764%	08/15/22		1,005	972,081
3.222%	08/15/24		900	867,712
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19		575	571,637
2.000%	02/21/20		2,000	1,970,292
4.125%	03/04/43	(a)	500	491,311
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
2.300%	06/12/18		330	329,832
3.250%	06/12/20		73	73,007
4.000%	06/12/22		170	172,942
6.875%	05/01/20		500	536,237

				8,803,107

Airlines — 0.0%
Continental Airlines 2012-3 Class C Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18		950	950,000
Virgin Australia 2013-1C Pass-Through Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18		175	176,551

				1,126,551

A251

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
3.375%	03/15/27	EUR	100	$125,433
SMCP Group SAS (China),
Sr. Sec’d. Notes
5.875%	05/01/23	EUR	54	70,890

				196,323

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.897%	08/12/19		515	506,850
2.021%	05/03/19		1,100	1,088,245
2.425%	06/12/20		790	775,383
3.336%	03/18/21		685	680,941
5.000%	05/15/18		500	501,200
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		100	99,057
5.200%	04/01/45		500	486,448
6.250%	10/02/43		100	109,830
6.750%	04/01/46		450	522,392
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	05/09/19		495	492,505
2.650%	04/13/20		1,100	1,086,203
3.100%	01/15/19		1,245	1,246,340
3.450%	04/10/22		775	768,629
4.200%	03/01/21		800	815,150
4.350%	01/17/27		500	496,660
5.250%	03/01/26		305	322,142
Jr. Sub. Notes
5.750%	12/31/49(a)		424	416,580
Navistar International Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	11/01/25		324	324,000
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)		560	488,600
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25		265	258,375

				11,485,530

Auto Parts & Equipment — 0.1%
Adler Pelzer Holding GmbH (Germany),
Sr. Sec’d. Notes
4.125%	04/01/24	EUR	100	124,389
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24		19	18,834
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26		106	105,173
Gestamp Funding Luxembourg SA (Spain),
Sec’d. Notes
3.500%	05/15/23	EUR	100	127,518

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Goodyear Dunlop Tires Europe BV,
Gtd. Notes
3.750%	12/15/23	EUR	100	$127,352
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%
3.250%	09/15/23	EUR	225	284,603
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26	EUR	100	128,223
Sr. Sec’d. Notes, 144A, Cash coupon 4.125% or PIK 4.875%
4.125%	09/15/21		238	233,240
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% or PIK 5.250%
4.500%	09/15/23		254	246,380
Lear Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/27		2,200	2,111,248
LKQ Italia Bondco SpA,
Gtd. Notes
3.875%	04/01/24	EUR	100	129,633

				3,636,593

Banks — 4.0%
Allied Irish Banks PLC (Ireland),
Sub. Notes, EMTN
4.125%	11/26/25	EUR	200	263,636
Alpha Bank AE (Greece),
Covered Bonds, EMTN
2.500%	02/05/23	EUR	100	122,897
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.050%	09/23/19		1,400	1,382,788
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
7.000%	12/29/49	EUR	200	258,099
Banco BPM SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.750%	07/27/20	EUR	100	128,203
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
2.625%	05/08/17	EUR	300	110,741
4.750%	01/15/18	EUR	400	143,963
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%	03/12/49	EUR	200	256,180
Sr. Unsec’d. Notes
3.500%	04/11/22		800	796,324
Bank of America Corp.,
Jr. Sub. Notes
5.125%	12/29/49		310	313,565
6.100%	12/29/49		618	650,445
6.250%	09/29/49		820	869,281
6.500%	10/29/49		304	326,830
Sr. Unsec’d. Notes, 144A
3.004%	12/20/23		331	324,664
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19		1,275	1,274,339
2.881%	04/24/23		1,800	1,762,528
3.824%	01/20/28		900	889,152

A252

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes
6.110%	01/29/37		150	$180,475
Sub. Notes, MTN
4.450%	03/03/26		1,000	1,021,540
Bank of Ireland (Ireland),
Sub. Notes, EMTN
4.250%	06/11/24	EUR	100	127,999
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.100%	12/12/19		670	661,283
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	08/01/18		500	499,570
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.700%	06/11/18		900	898,839
Bankia SA (Spain),
Sub. Notes
3.375%	03/15/27	EUR	100	130,708
Sub. Notes, MTN
4.000%	05/22/24	EUR	100	127,525
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/11/21		1,170	1,153,260
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.250%	03/15/23	GBP	200	299,891
BNP Paribas SA (France),
Gtd. Notes, MTN
2.400%	12/12/18		1,000	999,822
CaixaBank SA (Spain),
Sub. Notes, EMTN
3.500%	02/15/27	EUR	100	132,249
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20		975	955,700
2.500%	05/12/20		440	433,123
3.200%	01/30/23		900	878,349
3.300%	10/30/24		500	481,967
Capital One NA,
Sr. Unsec’d. Notes
2.350%	01/31/20		1,400	1,377,323
2.650%	08/08/22		1,200	1,154,478
CIT Group, Inc.,
Jr. Sub. Notes
5.800%	12/31/49(a)		290	289,999
Sr. Unsec’d. Notes
5.000%	08/01/23		291	297,824
5.250%	03/07/25		213	218,074
Sr. Unsec’d. Notes, MTN
6.000%	04/01/36		450	424,688
Sub. Notes
6.125%	03/09/28		118	122,425
Citibank NA,
Sr. Unsec’d. Notes
1.850%	09/18/19(a)		1,000	986,482
Citigroup, Inc.,
Jr. Sub. Notes
5.875%	12/29/49(a)		700	722,750

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.950%	12/29/49		375	$387,193
6.125%	12/29/49		320	336,672
Sr. Unsec’d. Notes
2.050%	06/07/19		1,400	1,387,120
2.450%	01/10/20(a)		280	277,398
2.500%	07/29/19		1,100	1,095,527
2.750%	04/25/22		1,100	1,071,523
3.142%	01/24/23(a)		1,000	987,930
3.668%	07/24/28		1,100	1,072,413
4.500%	01/14/22		800	831,313
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20		375	368,575
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25		250	252,512
Gtd. Notes, MTN
3.875%	02/08/22		600	611,799
Jr. Sub. Notes
6.625%	12/29/49	EUR	200	279,928
Sr. Unsec’d. Notes
2.250%	01/14/19		500	498,619
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		555	549,651
3.450%	04/16/21		685	684,870
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21		900	886,582
3.300%	11/16/22		1,400	1,360,880
3.950%	02/27/23		1,200	1,196,592
Discover Bank,
Sr. Unsec’d. Notes
2.600%	11/13/18		490	489,844
Erste Group Bank AG (Austria),
Jr. Sub. Notes
6.500%	12/31/49	EUR	200	280,851
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.000%	12/31/49		925	899,563
Sr. Unsec’d. Notes
2.000%	04/25/19		105	104,151
2.300%	12/13/19(a)		895	885,430
2.350%	11/15/21		370	356,767
2.550%	10/23/19		755	750,900
2.625%	01/31/19		400	399,791
2.875%	02/25/21		875	866,051
3.000%	04/26/22		800	785,541
3.272%	09/29/25		900	866,386
3.500%	11/16/26		365	351,655
3.625%	01/22/23		200	200,691
3.750%	02/25/26		1,700	1,670,318
3.850%	01/26/27		200	197,483
4.017%	10/31/38		400	386,113
5.750%	01/24/22		600	649,233
6.250%	02/01/41		300	380,406
Sub. Notes
6.750%	10/01/37		450	563,721

A253

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
6.850%	03/29/49		200	$203,060
Hongkong & Shanghai Banking Corp. Ltd. (The) (Hong Kong),
Jr. Sub. Notes, 3 Month LIBOR + 0.000%
2.000%(c)	12/31/49		100	90,079
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.000%	05/22/49		418	407,341
6.250%	12/29/49		830	848,675
Sr. Unsec’d. Notes
3.033%	11/22/23		1,590	1,552,168
3.400%	03/08/21		1,050	1,054,870
3.600%	05/25/23		500	499,714
3.900%	05/25/26		1,000	997,955
4.300%	03/08/26		465	475,753
Sub. Notes
4.375%	11/23/26		600	597,544
5.250%	03/14/44		300	330,021
6.500%	09/15/37		150	186,822
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.375%	03/10/20		520	512,711
IKB Deutsche Industriebank AG (Germany),
Sub. Notes
4.000%	01/31/28	EUR	100	123,568
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		345	340,328
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%	12/29/49	EUR	400	536,101
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%	12/29/49		650	655,785
5.300%	12/29/49		574	589,498
6.100%	10/29/49		385	404,250
Sr. Unsec’d. Notes
2.250%	01/23/20		1,000	987,849
2.400%	06/07/21		800	780,894
2.550%	03/01/21		1,100	1,082,336
2.700%	05/18/23		800	771,820
2.950%	10/01/26		800	752,809
3.200%	01/25/23		200	198,106
3.220%	03/01/25		900	877,311
3.250%	09/23/22		400	398,816
4.260%	02/22/48		600	603,614
4.350%	08/15/21		400	414,308
Sub. Notes
3.375%	05/01/23		500	493,659
3.625%	12/01/27(a)		800	767,104
3.875%	09/10/24		700	698,838
4.950%	06/01/45(a)		300	324,608
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.998%	02/22/22		195	192,428
3.455%	03/02/23		1,200	1,197,764

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Morgan Stanley,
Jr. Sub. Notes
5.450%	07/29/49		779	$793,038
Sr. Unsec’d. Notes
2.800%	06/16/20		995	988,305
Sr. Unsec’d. Notes, GMTN
2.450%	02/01/19		1,275	1,272,386
4.000%	07/23/25		365	368,399
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21		800	781,061
2.750%	05/19/22		600	585,132
3.125%	07/27/26		2,180	2,063,007
4.300%	01/27/45		500	505,541
5.625%	09/23/19		400	415,221
Sub. Notes, MTN
4.100%	05/22/23		1,300	1,317,489
National Bank of Canada (Canada),
Gtd. Notes
2.150%	06/12/20		900	884,900
National Bank of Greece SA (Greece),
Covered Bonds, EMTN
2.750%	10/19/50	EUR	125	157,311
Regions Bank,
Sr. Unsec’d. Notes
2.750%	04/01/21		1,600	1,580,395
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		1,000	987,561
4.800%	04/05/26		1,002	1,026,357
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		285	278,389
4.400%	07/13/27		343	341,429
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes
2.300%	03/11/20		1,700	1,676,172
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
1.762%	10/19/18		285	283,577
1.966%	01/11/19		805	799,999
SunTrust Bank/Atlanta GA,
Sr. Unsec’d. Notes
2.590%	01/29/21		820	814,543
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
2.450%	03/30/21		1,600	1,571,462
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes
5.000%	12/31/49		200	186,994
UniCredit SpA (Italy),
Sub. Notes, EMTN
4.375%	01/03/27	EUR	100	133,141
6.950%	10/31/22	EUR	100	150,359
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%	12/29/49(a)		740	778,480
5.900%	12/29/49		215	221,472
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21		1,500	1,492,508

A254

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes, MTN
4.100%	06/03/26	280	$278,272
4.650%	11/04/44	175	176,513
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19	1,400	1,384,123
Sr. Unsec’d. Notes, MTN
2.150%	12/06/19	800	791,383
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.600%	08/19/19	1,200	1,180,971
2.150%	03/06/20	1,100	1,083,401

			97,969,768

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	770	763,969
3.300%	02/01/23	900	900,661
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	01/12/24	255	256,790
4.375%	04/15/38	395	403,006
Constellation Brands, Inc.,
Gtd. Notes
3.700%	12/06/26	1,200	1,174,357
Molson Coors Brewing Co.,
Gtd. Notes
1.450%	07/15/19	110	107,969
2.250%	03/15/20	350	344,954
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23(a)	600	591,612
4.000%	03/05/42	100	99,459

			4,642,777

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	705	687,884
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20	470	466,695
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	180	178,902
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,500	1,450,740
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19	800	795,575
2.550%	09/01/20	890	882,816

			4,462,612

Building Materials — 0.2%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	118	115,198

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21		387	$390,386
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		112	106,680
Sr. Unsec’d. Notes, 144A
4.875%	12/15/27		80	75,600
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	11/15/27		600	569,594
4.450%	04/01/25		500	511,400
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		440	452,650
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		260	273,650
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22		267	275,250
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		70	70,875
6.000%	10/15/25		465	476,625
Titan Global Finance PLC (Greece),
Gtd. Notes
3.500%	06/17/21	EUR	100	129,585
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27		270	272,700
5.500%	03/01/25		68	70,890

				3,791,083

Chemicals — 0.7%
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25		1,000	1,012,499
Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes
3.750%	01/15/25	EUR	100	128,641
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		316	317,185
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23		631	723,473
10.000%	10/15/25		204	239,699
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		199	173,628
5.150%	03/15/34		110	104,775
7.125%	05/01/20		80	85,399
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27		210	210,525
6.625%	05/15/23(a)		252	264,600
7.000%	05/15/25		146	157,680

A255

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.200%	05/01/20		260	$256,406
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		120	111,900
Sr. Sec’d. Notes, 144A
10.375%	02/01/22(a)		222	214,785
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		370	376,938
5.125%	11/15/22		173	178,623
INEOS Finance PLC (Luxembourg),
Sr. Sec’d. Notes
4.000%	05/01/23	EUR	100	125,585
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes
5.375%	08/01/24	EUR	100	129,794
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		600	609,088
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		1,327	1,387,113
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19		420	416,656
2.750%	07/15/21		200	197,272
3.950%	04/15/45		150	135,172
4.400%	07/15/44		205	199,382
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		331	316,933
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27		78	76,928
Platform Specialty Products Corp.,
Gtd. Notes, 144A
5.875%	12/01/25(a)		763	745,833
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)		2,208	2,243,880
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25		493	488,070
Sr. Sec’d. Notes, 144A
6.750%	11/15/22		447	469,909
PSPC Escrow Corp.,
Sr. Unsec’d. Notes
6.000%	02/01/23	EUR	100	127,967
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19		300	313,829
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.250%	05/15/20(a)		230	226,183
3.125%	06/01/24		225	217,546
Solvay Finance SA (Belgium),
Gtd. Notes
5.118%	12/29/49	EUR	100	136,762

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		211	$205,198
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25		178	177,555
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24		158	163,135
Westlake Chemical Corp.,
Gtd. Notes
3.600%	08/15/26(a)		2,000	1,931,392
WR Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21		569	582,514

				16,180,452

Coal — 0.0%
CONSOL Energy, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	11/15/25(a)		454	484,781
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.500%	06/15/25		338	348,140

				832,921

Commercial Services — 0.6%
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22(a)		334	310,203
4.125%	06/15/23(a)		233	219,019
6.250%	10/15/21		176	183,479
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		573	495,645
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20(a)		332	333,659
Sr. Sec’d. Notes
6.375%	12/01/19		151	151,944
7.875%	12/01/22		231	240,239
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.125%	06/01/22(a)		301	301,015
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		475	463,125
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21		399	412,965
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes
2.375%	11/15/22	EUR	100	123,230
Elis SA (France),
Gtd. Notes, EMTN
1.875%	02/15/23	EUR	100	122,411
Flexi-Van Leasing, Inc.,
Sec’d. Notes, 144A
10.000%	02/15/23		247	245,148

A256

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		213	$213,000
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		89	95,008
7.750%	06/01/24		216	233,820
Hertz Corp. (The),
Sec’d. Notes, 144A
7.625%	06/01/22(a)		489	496,335
Hertz Holdings Netherlands BV,
Gtd. Notes
5.500%	03/30/23	EUR	100	123,045
IHS Markit Ltd.,
Gtd. Notes, 144A
4.000%	03/01/26		147	141,120
4.750%	02/15/25		199	201,985
Iron Mountain UK PLC,
Gtd. Notes, MTN
3.875%	11/15/25	GBP	100	132,726
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		1,660	1,678,675
La Financiere Atalian SAS (France),
Gtd. Notes
4.000%	05/15/24	EUR	100	125,297
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25		142	152,295
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		35	34,125
5.625%	03/15/26		100	101,250
Loxam SAS (France),
Sec’d. Notes
3.500%	05/03/23	EUR	100	126,428
Matthews International Corp.,
Gtd. Notes, 144A
5.250%	12/01/25		74	72,890
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		55	54,244
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		1,734	1,879,101
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25		193	193,000
S&P Global, Inc.,
Gtd. Notes
2.950%	01/22/27		1,315	1,249,633
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		340	353,277
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24		144	139,320

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)		489	$419,366
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21		245	247,554
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		656	637,960
5.500%	07/15/25		282	288,698
5.750%	11/15/24		334	347,711
5.875%	09/15/26		141	146,640
Sec’d. Notes
4.625%	07/15/23		72	73,260
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes
6.000%	11/01/22	EUR	113	145,814
Verisure Midholding AB (Sweden),
Gtd. Notes
5.750%	12/01/23	EUR	100	121,517
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23		425	426,998

				14,254,174

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21		1,400	1,400,848
3.000%	02/09/24		235	232,349
4.650%	02/23/46		365	401,937
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24(a)		796	851,298
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		200	200,905
6.020%	06/15/26		325	349,999
8.350%	07/15/46		90	114,316
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20		45	44,749
4.250%	04/15/24		100	102,696
4.750%	04/15/27		1,600	1,659,863
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		160	162,800
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18		1,000	1,001,027
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19		425	419,399
HP, Inc.,
Sr. Unsec’d. Notes
2.750%	01/14/19		1,200	1,199,914
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		815	813,207

				8,955,307

A257

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/23	EUR	100	$123,403
4.750%	04/15/26	EUR	100	122,525
Sr. Unsec’d. Notes, 144A
6.500%	04/15/26		124	124,620

				370,548

Distribution/Wholesale — 0.1%
American Tire Distributors, Inc.,
Sr. Sub. Notes, 144A
10.250%	03/01/22		500	510,625
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24		2,384	2,511,425
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		303	301,485
Rexel SA (France),
Sr. Unsec’d. Notes
3.500%	06/15/23	EUR	157	201,439

				3,524,974

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.300%	01/23/23		1,200	1,166,977
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.500%	02/15/22		268	279,389
6.250%	12/01/19		30	31,199
7.625%	04/15/20		22	23,539
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22(a)		544	543,999
Gtd. Notes, MTN, 144A
5.875%	11/01/21		471	480,419
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		1,673	2,041,060
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22		900	868,131
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	05/03/19		265	262,543
2.200%	03/03/20		1,400	1,380,404
2.250%	05/05/21		1,100	1,071,521
Banca IFIS SpA (Italy),
Sub. Notes, EMTN
4.500%	10/17/27	EUR	100	124,317
Blackstone CQP Holdco LP,
Sr. Sec’d. Notes, 144A
6.000%	08/18/21		267	267,668
6.500%	03/20/21		1,634	1,642,169
Brookfield Finance, Inc. (Canada),
Gtd. Notes
3.900%	01/25/28		1,400	1,358,730

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Cboe Global Markets, Inc.,
Sr. Unsec’d. Notes
3.650%	01/12/27		275	$267,989
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27		800	778,083
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25		800	778,489
FBM Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	08/15/21		190	198,550
Garfunkelux Holdco 3 SA (Luxembourg),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.500% (CAP N/A, Floor 4.500%)
4.500%(c)	09/01/23	EUR	100	112,746
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/01/22		60	59,550
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		500	500,169
3.750%	12/01/25		290	293,868
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes
2.750%	07/15/22	EUR	100	120,280
Jefferies Finance LLC/JFIN Co- Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		447	442,530
7.375%	04/01/20		410	414,100
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.850%	01/15/27		1,739	1,778,354
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, MTN
6.250%	09/15/21	GBP	100	140,524
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25		346	327,835
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22		40	40,000
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19		985	981,307
4.750%	03/15/26		75	78,423
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN(d)
2.450%	02/05/14	EUR	900	44,296
4.750%	01/16/14	EUR	415	20,425
5.375%	10/17/12	EUR	50	2,461
LHC3 PLC (United Kingdom),
Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%
4.125%	08/15/24	EUR	101	125,035
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.875%	11/01/24		112	116,200
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		920	890,672

A258

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
3.375%	04/01/24		1,400	$1,414,191
3.500%	02/26/28		425	428,689
Mercury Bondco PLC (Italy),
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%
8.250%	05/30/21	EUR	100	128,150
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26		532	524,806
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24		165	161,700
6.500%	06/15/22		333	344,239
6.625%	07/26/21		216	224,370
6.750%	06/25/25(a)		226	229,108
7.250%	09/25/23		228	238,260
Sr. Unsec’d. Notes, MTN
5.500%	01/25/23		173	169,973
5.625%	08/01/33		271	237,125
6.125%	03/25/24		53	52,801
Navient Solutions LLC,
Sr. Unsec’d. Notes
3.547%(s)	10/03/22		910	799,810
NFP Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/25		103	102,228
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
7.250%	12/15/21		172	178,235
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.900%	07/18/22		1,280	1,251,640
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23		72	70,740
6.125%	05/15/22		30	30,498
6.875%	03/15/25		437	438,639
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		800	797,588
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22		1,100	1,090,107
3.300%	04/01/27(a)		1,225	1,195,012
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25		604	603,245
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26		208	208,780
Vantiv LLC/Vanity Issuer Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	11/15/25	GBP	100	138,181
4.375%	11/15/25		215	207,744
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22		670	661,459
3.150%	12/14/25		1,160	1,137,727
4.150%	12/14/35		300	319,475
4.300%	12/14/45		840	901,014

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)

				$34,339,485

Electric — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
4.500%	03/15/23		188	191,422
4.875%	05/15/23		195	198,413
5.125%	09/01/27		405	412,088
5.500%	04/15/25		96	99,239
6.000%	05/15/26		347	365,218
Alabama Power Co.,
Sr. Unsec’d. Notes
3.700%	12/01/47		200	191,804
3.750%	03/01/45		135	130,921
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18		440	438,398
6.125%	04/01/36		195	248,519
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		1,032	995,879
5.875%	01/15/24		199	200,950
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		200	205,918
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes
5.125%	06/15/21	EUR	100	125,506
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42		400	385,021
4.450%	03/15/21		500	515,506
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		35	37,931
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46		95	85,687
5.050%	09/15/19		500	513,893
Duke Energy Florida LLC,
First Mortgage
3.850%	11/15/42		400	393,445
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23		44	45,109
7.375%	11/01/22(a)		450	474,188
7.625%	11/01/24		103	111,111
Gtd. Notes, 144A
8.000%	01/15/25		251	272,963
8.125%	01/30/26(a)		205	226,269
Enel SpA (Italy),
Jr. Sub. Notes
5.000%	01/15/75	EUR	100	132,027
7.750%	09/10/75	GBP	100	158,620
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,000	990,394

A259

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		300	$308,652
Gas Natural Fenosa Finance BV (Spain),
Gtd. Notes
4.125%	11/29/49	EUR	100	130,499
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		300	293,579
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.649%	09/01/18		340	338,414
2.700%	09/15/19		700	697,854
3.550%	05/01/27(a)		570	553,915
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		213	206,610
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		300	286,188
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24		78	80,340
6.625%	01/15/27		994	1,016,365
Gtd. Notes, 144A
5.750%	01/15/28		293	286,408
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24		261	261,979
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25		1,000	964,696
7.000%	05/01/32		100	133,453
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		400	399,478
3.250%	06/15/23		500	492,023
3.750%	08/15/42		100	89,449
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	974,099
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		200	192,902
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	99,077
4.400%	01/15/21		500	513,727
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18		60	59,878
4.150%	09/15/21		250	255,896
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23		170	166,300
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		1,000	932,309

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		100	$107,504
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		213	150,165
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		500	486,205
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		320	326,998

				18,951,401

Electrical Components & Equipment — 0.0%
Belden, Inc.,
Gtd. Notes
4.125%	10/15/26	EUR	100	129,105
Senvion Holding GmbH (Germany),
Sr. Sec’d. Notes,
144A 3.875%	10/25/22	EUR	100	110,519

				239,624

Electronics — 0.2%
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24		1,100	1,066,901
3.550%	10/01/27		1,825	1,727,454
Amphenol Corp.,
Sr. Unsec’d. Notes
2.550%	01/30/19		700	698,303
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.250%	09/08/24		365	347,935
Fortive Corp.,
Sr. Unsec’d. Notes
1.800%	06/15/19		250	246,994
Itron, Inc.,
Gtd. Notes,
144A 5.000%	01/15/26		30	29,559
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19		555	552,039
2.375%	12/17/18		250	249,362
3.125%	08/15/27		195	187,703

				5,106,250

Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24		167	170,758
TerraForm Power Operating LLC,
Gtd. Notes,
144A 4.250%	01/31/23		218	209,553
5.000%	01/31/28		218	206,828
6.625%	06/15/25		35	37,625

				624,764

A260

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Engineering & Construction — 0.1%
Brand Industrial Services, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	07/15/25		463	$482,099
Engility Corp.,
Gtd. Notes
8.875%	09/01/24		262	272,401
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		90	90,113
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22		195	209,138
SPIE SA (France),
Gtd. Notes
3.125%	03/22/24	EUR	100	123,968
Swissport Financing Sarl (Luxembourg),
Gtd. Notes
9.750%	12/15/22	EUR	100	128,584
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25(a)		234	241,020
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/25		69	68,138
WFS Global Holding SAS (Luxembourg),
Sr. Sec’d. Notes
9.500%	07/15/22	EUR	100	130,797

				1,746,258

Entertainment — 0.2%
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25		96	98,519
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		420	402,646
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes
6.750%	11/01/21	EUR	100	128,698
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes
4.250%	02/28/47	GBP	100	141,090
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25		133	134,995
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	11/01/23		60	62,158
5.375%	04/15/26		166	168,490
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24		72	76,320
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		1,253	1,349,324
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		546	530,985
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		620	603,725

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Vue International Bidco PLC (United Kingdom),
Sr. Sec’d. Notes
7.875%	07/15/20	GBP	108	$153,986
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		145	145,725
Sr. Sec’d. Notes
4.125%	11/01/24	EUR	100	128,711

				4,125,372

Environmental Control — 0.1%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		295	297,949
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25(a)		496	484,839
Paprec Holding SA (France),
Sr. Sec’d. Notes
4.000%	03/31/25	EUR	100	123,211
5.250%	04/01/22	EUR	100	126,275
Tervita Escrow Corp. (Canada),
Sec’d. Notes, 144A
7.625%	12/01/21		485	492,066
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26		97	95,788
Wrangler Buyer Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/25		472	463,740

				2,083,868

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26		398	385,065
Gtd. Notes, 144A
5.000%	02/01/28		152	148,769

				533,834

Foods — 0.3%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		167	142,418
6.625%	06/15/24(a)		128	114,719
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		156	145,322
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN
4.498%	03/07/24	EUR	200	260,256
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)		385	396,550
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23		627	619,859

A261

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25	649	$605,193
5.875%	07/15/24	311	303,318
6.750%	02/15/28	346	332,160
JM Smucker Co. (The),
Sr. Unsec’d. Notes
2.500%	03/15/20	325	321,489
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22	625	607,886
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	270	262,200
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27	231	217,671
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	580	551,000
5.500%	03/01/25	108	106,380
5.625%	01/15/28	88	84,040
5.750%	03/01/27	340	338,300
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19	365	362,230
2.600%	10/01/20	710	704,087
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	385	382,820

			6,857,898

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/24	137	143,508
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	141	139,943

			283,451

Gas — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
5.125%	07/15/19	163	162,593
6.875%	10/15/21	670	668,325
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	650	651,156
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22	145	147,175

			1,629,249

Healthcare-Products — 0.9%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.000%	09/15/18	385	384,145
2.350%	11/22/19	592	586,898
2.550%	03/15/22	1,025	997,270
3.400%	11/30/23	1,100	1,089,213

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
3.750%	11/30/26		2,100	$2,088,759
Avantor, Inc.,
Sr. Sec’d. Notes
4.750%	10/01/24	EUR	100	122,142
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		1,867	1,857,665
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25		478	470,829
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26		2,020	1,839,336
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20		385	377,547
2.675%	12/15/19		188	186,913
2.894%	06/06/22		375	363,848
3.363%	06/06/24		2,000	1,924,998
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.850%	05/15/20		145	144,057
3.850%	05/15/25		900	905,642
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		984	986,460
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20(a)		214	203,300
5.500%	04/15/25(a)		401	311,276
5.625%	10/15/23(a)		125	100,000
5.750%	08/01/22(a)		201	171,855
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20		465	462,459
3.150%	03/15/22		585	585,973
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22(a)		1,361	1,326,975
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23		106	106,795
Stryker Corp.,
Sr. Unsec’d. Notes
2.000%	03/08/19		235	233,442
3.375%	05/15/24		1,000	1,000,206
4.375%	05/15/44		300	304,552
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		56	55,440
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23(a)		305	297,211
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/18		370	370,000
2.700%	04/01/20		905	895,174
3.700%	03/19/23		225	225,442

				20,975,822

A262

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services — 0.8%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	63	$62,999
5.625%	02/15/23	216	218,699
6.500%	03/01/24	82	85,279
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	105	99,488
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	1,125	1,092,221
4.101%	03/01/28	580	579,580
Centene Corp.,
Sr. Unsec’d. Notes
6.125%	02/15/24	49	50,994
Charles River Laboratories International, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/26	153	155,104
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19(a)	368	330,279
Sr. Sec’d. Notes
5.125%	08/01/21(a)	44	40,919
6.250%	03/31/23	235	216,494
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	301	290,932
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	05/15/22	322	324,415
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24	194	197,395
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22	525	527,363
Gtd. Notes, 144A
5.125%	07/01/22	93	92,535
6.250%	12/01/24(a)	221	228,183
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	741	742,853
5.875%	05/01/23	226	233,910
5.875%	02/15/26	474	482,295
Sr. Sec’d. Notes
4.500%	02/15/27	64	61,760
5.000%	03/15/24(a)	1,758	1,775,580
5.250%	04/15/25	424	433,413
5.250%	06/15/26	699	708,087
5.500%	06/15/47	1,171	1,131,479
5.875%	03/15/22	466	491,048
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	605	601,788
2.900%	12/15/22	610	596,373
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	177	177,885

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Molina Healthcare, Inc.,
Gtd. Notes, 144A
4.875%	06/15/25		130	$121,225
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		600	619,500
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK N/A
8.500%	12/01/22		1,005	1,025,110
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23		165	171,600
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25(a)		329	319,130
8.875%	04/15/21		174	181,395
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	07/01/22	EUR	125	160,068
Synlab Unsecured Bondco PLC (United Kingdom),
Gtd. Notes
8.250%	07/01/23	EUR	100	131,523
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25(a)		437	420,066
7.500%	01/01/22(a)		314	330,878
Sr. Sec’d. Notes
6.000%	10/01/20		285	294,619
Sr. Sec’d. Notes, 144A
4.625%	07/15/24		903	868,009
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		378	369,968
8.125%	04/01/22		889	926,783
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20		150	149,335
3.100%	03/15/26		275	266,389
4.250%	04/15/47		200	204,323
4.750%	07/15/45		800	880,370
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		104	104,390

				19,574,031

Home Builders — 0.2%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25		85	86,063
K Hovnanian Enterprises, Inc.,
Sec’d. Notes, 144A
10.000%	07/15/22(a)		258	274,048
Lennar Corp.,
Gtd. Notes
4.125%	01/15/22		143	140,633
4.500%	06/15/19		48	48,180
4.500%	11/15/19		58	58,435
4.750%	04/01/21		34	34,595
4.750%	11/15/22		203	204,269

A263

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
4.875%	12/15/23		169	$169,651
Gtd. Notes, 144A
4.750%	11/29/27		435	416,513
5.250%	06/01/26		230	227,125
5.375%	10/01/22		5	5,138
8.375%	01/15/21		91	100,783
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25		213	215,130
6.875%	12/15/23		204	209,610
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		240	220,800
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		94	88,830
PulteGroup, Inc.,
Gtd. Notes
6.000%	02/15/35		163	165,038
6.375%	05/15/33		340	355,300
TRI Pointe Group, Inc.,
Gtd. Notes
4.875%	07/01/21		46	46,301
5.250%	06/01/27		146	137,240
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
4.375%	06/15/19		245	245,613
5.875%	06/15/24		154	156,264
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25		74	72,468
Sr. Unsec’d. Notes, 144A
6.000%	09/01/23		68	67,745
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	12/15/22		133	137,572

				3,883,344

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		114	109,725

Hotels, Restaurants & Leisure — 0.0%
Wyndham Hotels & Resorts, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	04/15/26		217	217,000

Household Products/Wares — 0.0%
Diamond BC BV,
Sr. Unsec’d. Notes
5.625%	08/15/25	EUR	119	140,215
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24		2	2,050

				142,265

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares,
Gtd. Notes^(d)
— %	10/15/99		566	—

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25		216	$207,359
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25		900	883,904
4.000%	10/15/46		75	73,128
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23		1,274	1,312,219
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.200%	12/15/46		55	55,402
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26		400	383,314
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		215	215,223
Aon PLC,
Gtd. Notes
2.800%	03/15/21		1,160	1,147,952
Ardonagh Midco 3 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/23		532	549,290
Sr. Sec’d. Notes, MTN
8.375%	07/15/23	GBP	100	143,807
Assicurazioni Generali SpA (Italy),
Sub. Notes, EMTN
5.500%	10/27/47	EUR	100	141,348
7.750%	12/12/42	EUR	100	154,490
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25		63	62,213
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23(a)		600	600,940
3.125%	03/15/26		705	687,147
4.500%	02/11/43(a)		500	542,976
BNP Paribas Cardif SA (France),
Sub. Notes
4.032%	11/29/49	EUR	100	133,371
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18		700	702,606
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		655	654,281
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22		475	512,881
Groupama SA (France),
Sub. Notes
6.000%	01/23/27	EUR	100	148,924
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21(a)		792	819,720

A264

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27		1,000	$954,195
5.350%	06/01/21		100	105,978
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19		620	616,491
3.300%	03/14/23		140	139,548
4.200%	03/01/48		150	151,464
4.350%	01/30/47		45	46,216
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18		300	299,989
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		900	891,401
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39		48	70,725
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21		33	35,681
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		74	74,000

				13,518,183

Internet — 0.5%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.500%	11/28/19		940	933,515
2.800%	06/06/23		200	193,392
3.400%	12/06/27		1,390	1,319,256
3.600%	11/28/24(a)		1,300	1,289,971
4.200%	12/06/47		300	287,791
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24		415	402,676
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	199,298
3.250%	08/06/18		300	300,374
3.875%	09/29/23		660	659,553
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26		1,500	1,473,609
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19		800	793,257
2.750%	01/30/23		900	869,005
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	100	120,912
4.375%	11/15/26(a)		118	111,510
5.500%	02/15/22		222	230,325
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		192	193,642

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
United Group BV (Netherlands),
Sr. Sec’d. Notes
4.375%	07/01/22	EUR	125	$156,474
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23(a)		636	653,490
6.375%	05/15/25		204	211,140
Gtd. Notes, 144A
5.750%	01/15/27		1,135	1,109,463
ZPG PLC (United Kingdom),
Gtd. Notes
3.750%	07/15/23	GBP	100	135,899

				11,644,552

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes, EMTN
3.125%	01/14/22	EUR	100	132,645
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		213	220,988
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	01/15/24		224	217,280
Ovako AB (Sweden),
Sr. Sec’d. Notes
5.000%	10/05/22	EUR	100	126,389
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22		661	680,004
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25		234	222,885
5.000%	12/15/26		220	220,000
5.250%	04/15/23		285	288,563
5.500%	10/01/24		411	423,823
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes
1.375%	03/03/22	EUR	75	92,637
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26		389	388,028
6.875%	08/15/25(a)		316	324,690
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22		32	32,832
6.250%	08/10/26		1,700	1,904,000

				5,274,764

Leisure Time — 0.1%
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes
5.875%	05/15/23	EUR	100	126,473
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
2.650%	11/28/20		285	280,740
3.700%	03/15/28		300	287,577

A265

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Leisure Time (cont’d.)
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		71	$71,731
5.375%	04/15/23		269	271,354
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		658	623,455
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25		160	160,000

				1,821,330

Lodging — 0.2%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		93	90,210
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		86	85,893
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20		43	44,080
6.625%	12/15/21		785	842,650
6.750%	10/01/20		168	178,500
7.750%	03/15/22(a)		332	369,350
NH Hotel Group SA (Spain),
Sr. Sec’d. Notes
3.750%	10/01/23	EUR	129	166,268
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		469	445,550
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.150%	04/01/24		1,530	1,526,041
4.500%	04/01/27		58	57,612
5.100%	10/01/25		34	35,158
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	10/01/27		600	588,000

				4,429,312

Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
Sec’d. Notes, 144A
9.250%	03/15/24		1,361	1,459,237
Orano SA (France),
Gtd. Notes, EMTN
4.875%	09/23/24	EUR	100	134,734
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		602	602,753
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24		710	741,950

				2,938,674

Machinery-Diversified — 0.1%
Cleaver-Brooks, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	03/01/23		55	57,131

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Platin 1426 GmbH (Germany),
Sr. Sec’d. Notes
5.375%	06/15/23	EUR	126	$152,851
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25		259	251,230
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18		500	498,814
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		95	96,663
5.875%	08/15/26		166	170,565
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada),
Sr. Unsec’d. Notes, 144A
7.750%	04/15/26		690	687,844

				1,915,098

Media — 1.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41		125	157,297
6.400%	12/15/35		200	252,679
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		400	395,999
7.500%	05/15/26		775	759,499
Altice France SA (France),
Sr. Sec’d. Notes
5.375%	05/15/22	EUR	100	125,176
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		971	949,133
7.375%	05/01/26		1,630	1,552,575
Altice SA (Luxembourg),
Gtd. Notes
6.250%	02/15/25	EUR	100	113,977
Gtd. Notes, 144A
7.750%	05/15/22(a)		1,340	1,244,512
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		1,180	1,195,339
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25		340	327,634
5.000%	04/01/24		153	151,190
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25		137	137,764
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20(a)		521	549,329
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24(a)		96	97,799
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23(a)		356	341,759
5.000%	02/01/28		643	602,813
5.125%	05/01/23		70	70,088

A266

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
5.125%	05/01/27	2,555	$2,425,717
Cengage Learning Acquistions, Inc., Escrow,
Sr. Sec’d. Notes^
— %	04/15/99	356	—
— %	12/31/99	69	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21(a)	1,381	1,377,969
6.375%	09/15/20	205	208,594
7.500%	04/01/28	578	591,005
7.750%	07/15/25	556	587,969
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	255	255,718
4.908%	07/23/25(a)	2,100	2,146,003
6.484%	10/23/45	800	878,149
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	1,815	1,852,571
6.500%	11/15/22	152	154,280
7.625%	03/15/20(a)	1,314	1,312,358
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	206	212,695
Sr. Unsec’d. Notes
5.250%	06/01/24(a)	686	652,558
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23	1,805	2,003,550
10.875%	10/15/25	1,091	1,281,914
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	834	749,558
5.875%	07/15/22(a)	208	198,900
5.875%	11/15/24(a)	313	278,961
7.750%	07/01/26(a)	998	935,875
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Unsec’d. Notes, 144A
7.875%	05/15/24	119	113,766
Meredith Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	02/01/26(a)	188	192,935
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23	296	311,170
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19	400	397,076
Jr. Sub. Notes, 144A
5.250%	03/29/49	100	103,750
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)	260	239,200
6.875%	02/15/23	73	70,628
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27	149	140,060
5.375%	04/15/25	250	248,125

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		81	$82,620
Telenet Finance Luxembourg Notes Sarl (Belgium),
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		400	382,499
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		300	308,123
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19		600	594,601
2.950%	07/15/26		925	847,155
3.600%	07/15/25		275	267,597
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23(a)		264	248,160
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22		14	14,193
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
6.250%	01/15/29	EUR	100	138,539
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		216	205,762
5.125%	02/15/25(a)		283	263,898
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes
4.000%	01/15/27	EUR	200	253,128
UPCB Finance VII Ltd. (Netherlands),
Sr. Sec’d. Notes
3.625%	06/15/29	EUR	100	119,286
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	04/15/22		100	99,000
Videotron Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27		307	300,860
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25		924	884,730
Virgin Media Receivables Financing Notes I DAC (United Kingdom),
Sr. Sec’d. Notes
5.500%	09/15/24	GBP	200	274,972
Virgin Media Receivables Financing Notes II DAC (Ireland),
Sr. Sec’d. Notes
5.750%	04/15/23	GBP	100	140,608
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.500%	01/15/25	GBP	180	258,222
Sr. Sec’d. Notes, MTN
5.125%	01/15/25	GBP	100	143,106
Ziggo Bond Co. BV (Netherlands),
Sr. Sec’d. Notes
7.125%	05/15/24	EUR	100	132,847
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25		415	392,175

A267

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	182	$171,027

			35,468,724

Metal Fabricate/Hardware — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23	266	279,300
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	1,296	1,270,080
6.250%	08/15/24	1,011	1,036,275

			2,585,655

Mining — 0.5%
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24	862	844,760
5.875%	02/15/26	311	306,335
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.000%	02/15/21	1,053	1,056,291
Freeport-McMoRan, Inc.,
Gtd. Notes
3.100%	03/15/20(a)	1,369	1,353,667
3.550%	03/01/22	926	895,905
3.875%	03/15/23	1,308	1,264,051
5.450%	03/15/43	1,575	1,448,528
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22	226	249,165
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	146	151,110
Nyrstar Netherlands Holdings BV (Belgium),
Gtd. Notes, MTN
6.875%	03/15/24	EUR 100	125,590
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25(a)	600	603,608
5.875%	04/23/45	300	338,912
Teck Resources Ltd. (Canada),
Gtd. Notes
3.750%	02/01/23	679	652,655
4.500%	01/15/21	84	84,525
5.200%	03/01/42	486	454,410
5.400%	02/01/43	640	609,600
Gtd. Notes, 144A
8.500%	06/01/24	1,428	1,586,794

			12,025,906

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22	25	24,781
6.125%	01/15/23	973	970,558
7.450%	05/01/34	215	216,075
7.500%	12/01/24	773	800,055

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
7.500%	03/15/25	1,114	$ 1,143,243
7.750%	03/15/20	206	219,648
8.750%	12/01/21	530	581,013
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR 100	124,252
EnPro Industries, Inc.,
Gtd. Notes
5.875%	09/15/22	135	139,556
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	550	558,938
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19	1,100	1,094,020
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	275	280,968

			6,153,107

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25	130	129,349
5.500%	12/01/24(a)	553	576,668

			706,017

Oil & Gas — 1.7%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	03/31/25	273	276,413
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24	142	147,858
Andeavor,
Sr. Unsec’d. Notes
3.800%	04/01/28	575	548,512
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	115	115,863
5.625%	06/01/23	60	61,199
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22	222	239,759
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.112%	09/16/21	720	695,877
2.237%	05/10/19	500	497,584
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22(a)	331	259,835
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	272	278,202
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes
6.500%	04/15/21	30	29,099
7.625%	01/15/22	156	154,439

A268

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	290	$281,592
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	243	242,999
8.250%	07/15/25	384	402,239
Chesapeake Energy Corp.,
Gtd. Notes, 144A
8.000%	01/15/25(a)	114	110,295
8.000%	06/15/27(a)	1,089	1,039,995
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	1,000	961,140
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	2,104	2,117,150
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	1,000	977,789
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	81	77,963
4.900%	06/01/44	130	124,475
Sr. Unsec’d. Notes, 144A
4.375%	01/15/28	494	481,650
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	484	479,160
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	838	829,620
DEA Finance SA (Luxembourg),
Gtd. Notes
7.500%	10/15/22	EUR 100	134,624
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.250%	03/31/22	565	575,594
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	112	112,280
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25(a)	281	285,356
Eclipse Resources Corp.,
Gtd. Notes
8.875%	07/15/23	85	80,219
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	90	89,550
5.750%	01/30/28	203	202,239
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25	45	36,225
7.750%	02/01/26	402	368,835
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20	10	9,300

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sec’d. Notes, 144A
9.375%	05/01/24(a)	602	$428,173
Sr. Sec’d. Notes, 144A
8.000%	11/29/24	477	479,385
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	276	260,820
7.375%	05/15/24	496	518,320
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23(a)	520	513,571
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21(a)	522	535,050
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	82	77,798
6.375%	05/15/25	38	36,385
6.375%	01/15/26(a)	112	106,400
6.625%	05/01/23	249	251,490
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25(a)	569	559,043
Gtd. Notes, 144A
6.750%	02/15/25	184	179,630
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26	414	406,755
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26	221	208,293
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	03/15/23	35	33,338
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	12/15/20	1,100	1,108,859
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23	824	856,960
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	346	288,910
7.000%	03/31/24	217	179,025
Sec’d. Notes, 144A
6.500%	01/15/25(a)	613	594,610
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.450%	12/01/22(a)	115	111,263
5.750%	08/15/25	25	24,625
5.875%	12/01/42	57	52,155
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	73	70,463
Gtd. Notes, 144A
5.750%	02/01/25	185	174,594
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	152	156,940

A269

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.625%	07/01/24	201	$212,055
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
7.750%	01/15/24(a)	272	252,280
7.950%	04/01/25	47	41,595
Gtd. Notes, 144A
7.875%	02/01/26(a)	904	890,440
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	97	98,455
6.875%	03/15/22	254	257,617
6.875%	01/15/23	25	25,313
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25	690	691,326
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20	148	135,050
Parkland Fuel Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	04/01/26	122	122,610
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	93	92,186
5.375%	01/15/25	391	390,023
5.625%	10/15/27	2	2,000
6.250%	06/01/24	93	96,371
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.250%	06/15/25	259	269,036
PDC Energy, Inc.,
Gtd. Notes
6.125%	09/15/24	20	20,400
Gtd. Notes, 144A
5.750%	05/15/26	102	100,215
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	300	307,470
5.375%	03/13/22	47	48,857
5.500%	01/21/21	100	104,100
5.500%	06/27/44	128	113,984
Gtd. Notes, MTN
4.625%	09/21/23	1,515	1,518,166
6.750%	09/21/47	455	460,405
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	163	152,813
6.500%	12/15/21	44	44,330
7.750%	12/15/23	100	103,875
Gtd. Notes, 144A
7.125%	01/15/26	262	259,380
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22	285	284,644
5.625%	03/01/26	112	105,840
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	253	234,658
5.000%	03/15/23(a)	308	295,310

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.875%	07/01/22	181	$181,905
Repsol International Finance BV (Spain),
Gtd. Notes
4.500%	03/25/75	EUR 100	134,556
Resolute Energy Corp.,
Gtd. Notes
8.500%	05/01/20	482	480,795
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24	77	64,103
4.875%	06/01/22	85	77,138
7.375%	06/15/25(a)	462	433,125
RSP Permian, Inc.,
Gtd. Notes
5.250%	01/15/25	149	154,029
6.625%	10/01/22	338	353,207
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23(a)	385	280,809
7.750%	06/15/21	799	735,080
Sr. Sec’d. Notes, 144A
7.250%	02/15/23(a)	186	186,930
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	535	510,925
6.875%	06/30/23	268	278,050
Shell International Finance BV (Netherlands),
Gtd. Notes
1.875%	05/10/21	800	773,827
2.125%	05/11/20	350	344,705
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	220	204,050
5.625%	06/01/25(a)	339	321,203
6.500%	11/15/21	175	176,094
6.500%	01/01/23	16	15,880
6.750%	09/15/26(a)	106	104,940
Southwestern Energy Co.,
Sr. Unsec’d. Notes
6.700%	01/23/25	94	91,227
7.500%	04/01/26(a)	435	439,350
7.750%	10/01/27	149	151,608
Statoil ASA (Norway),
Gtd. Notes
2.750%	11/10/21	1,035	1,025,459
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23	505	486,694
5.875%	03/15/28	4	3,865
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19	500	496,658
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22	294	282,240
6.800%	03/15/38(a)	162	126,360
Gtd. Notes, 144A
7.500%	01/15/26	265	261,025
9.000%	07/15/23	897	954,184

A270

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25		398	$371,135
Tullow Oil PLC (Ghana),
Sr. Unsec’d. Notes, 144A
7.000%	03/01/25		200	200,000
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26		975	935,492
Whiting Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/26(a)		305	307,288
WildHorse Resource Development Corp.,
Gtd. Notes
6.875%	02/01/25		164	164,410
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		230	226,550
6.000%	01/15/22		361	370,928
7.500%	08/01/20		61	65,270
8.250%	08/01/23		148	165,760

				42,205,442

Oil & Gas Services — 0.1%
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25		398	401,979
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28		103	101,848
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22		316	274,130
SESI LLC,
Gtd. Notes
7.125%	12/15/21		100	101,875
Gtd. Notes, 144A
7.750%	09/15/24		250	258,750
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26		336	341,040
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42		259	174,825
6.500%	08/01/36		90	63,900
7.750%	06/15/21(a)		318	296,535
8.250%	06/15/23		80	69,758
9.875%	02/15/24		611	557,538

				2,642,178

Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes
4.750%	07/15/27	GBP	100	136,427
6.750%	05/15/24	EUR	125	166,688
Gtd. Notes, 144A
4.750%	07/15/27	GBP	100	136,427
6.000%	06/30/21		625	637,499
6.000%	02/15/25		156	156,779

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
7.250%	05/15/24		1,897	$2,017,934
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		653	655,449
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		84	81,899
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		839	844,244
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25		491	500,819
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26		164	151,700
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes, 144A
4.750%	02/01/26		70	67,725
Horizon Holdings I SAS (France),
Gtd. Notes
7.250%	08/01/23	EUR	100	129,044
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%
8.250%	02/15/22	EUR	100	130,017
JH-Holding Finance SA (Germany),
Sr. Sec’d. Notes
8.250%	12/01/22	EUR	100	129,335
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23		268	255,270
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24(a)		1,382	1,446,781
Sr. Sec’d. Notes
5.750%	10/15/20		1,361	1,377,635
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		345	348,347
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.500%
5.222%(c)	07/15/21		606	613,575
Sealed Air Corp.,
Gtd. Notes, 144A
4.875%	12/01/22		152	153,520
6.875%	07/15/33		69	76,590
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/25	EUR	100	125,025
Verallia Packaging SASU (France),
Sr. Sec’d. Notes
5.125%	08/01/22	EUR	175	222,687

				10,561,416

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		320	315,859
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26		391	381,225

A271

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		500	$498,234
3.350%	03/09/21		950	955,171
4.100%	03/25/25(a)		1,415	1,424,976
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27		380	370,762
3.950%	05/15/47		200	204,403
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		235	177,425
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		96	83,280
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
Gtd. Notes, 144A
7.500%	10/01/24		285	302,813
Johnson & Johnson,
Sr. Unsec’d. Notes
2.050%	03/01/23		250	240,406
2.950%	03/03/27(a)		1,152	1,119,109
3.400%	01/15/38		275	264,423
3.700%	03/01/46		1,045	1,040,251
Nidda Healthcare Holding AG (Germany),
Sr. Sec’d. Notes
3.500%	09/30/24	EUR	100	122,647
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.100%	05/17/27(a)		1,300	1,269,319
4.400%	05/06/44		575	629,302
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26		323	325,423
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39		400	576,418
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		1,700	1,671,943
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes
1.250%	03/31/23	EUR	100	111,294
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19		519	501,861
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		535	468,125
5.625%	12/01/21		469	447,895
5.875%	05/15/23		1,738	1,533,768
6.125%	04/15/25		583	503,129
6.750%	08/15/21		236	236,590
7.250%	07/15/22		17	17,000
7.500%	07/15/21		221	221,829
9.250%	04/01/26		115	114,563
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		687	668,795
6.500%	03/15/22		408	421,260

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
7.000%	03/15/24	581	$605,693
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
10.375%	03/01/24	388	429,710
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20	245	246,718

			18,501,619

Pipelines — 0.7%
Andeavor Logistics LP,
Jr. Sub. Notes
6.875%	12/31/49(a)	392	393,813
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	75	75,563
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	800	798,004
4.150%	07/01/23	182	183,013
4.350%	10/15/24	600	598,024
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	586	581,605
5.875%	03/31/25	584	611,010
7.000%	06/30/24	485	536,531
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25	479	472,414
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23	45	45,338
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21	180	181,575
6.450%	11/03/36	238	255,850
6.750%	09/15/37	306	336,600
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
3.900%	05/15/24	400	390,234
4.400%	03/15/27	100	97,870
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23	420	407,400
5.500%	06/01/27(a)	136	136,340
5.875%	01/15/24	225	232,313
7.500%	10/15/20	352	379,060
Energy Transfer LP,
Gtd. Notes
9.000%	04/15/19	71	75,119
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	190	180,975
6.500%	10/01/25	174	170,520
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	140	139,638

A272

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.875%	06/01/25	700	$730,906
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	225	223,594
7.768%	12/15/37	624	755,040
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	500	569,651
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	200	197,035
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	135	139,726
6.000%	01/15/19	135	137,363
6.850%	07/15/18	45	45,342
6.875%	04/15/40	603	695,488
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23	200	213,596
5.875%	06/30/26	800	874,400
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	323	328,653
5.500%	01/15/28	467	471,086
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	278	266,880
5.125%	02/01/25	105	104,475
5.250%	05/01/23	19	19,143
5.375%	02/01/27	20	19,925
Gtd. Notes, 144A
5.000%	01/15/28(a)	379	361,471
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	06/24/44	1,097	1,160,078
8.750%	03/15/32	180	238,500
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	400	396,146
4.000%	09/15/25	105	103,311
4.300%	03/04/24	800	810,930

			16,141,548

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	89	90,780
6.250%	02/01/22(a)	429	436,508
6.375%	12/15/25	180	180,900
6.750%	02/01/24	313	318,478

			1,026,666

Real Estate — 0.1%
ADLER Real Estate AG (Germany),
Sr. Unsec’d. Notes
2.125%	02/06/24	EUR 100	121,860

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
Sr. Unsec’d. Notes, EMTN
4.750%	04/08/20	EUR 100	$127,719
ATF Netherlands BV (Germany),
Gtd. Notes
3.750%	12/31/49	EUR 100	127,259
Five Point Operating Co. LP/Five Point Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	11/15/25	175	176,531
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	210	209,475
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	253	249,838
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23	156	149,370
5.250%	12/01/21	193	194,023
RESIDOMO Sro (Czech Republic),
Sr. Sec’d. Notes
3.375%	10/15/24	EUR 100	123,242

			1,479,317

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	600	597,255
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	720	688,508
2.800%	06/01/20	1,200	1,191,160
3.000%	06/15/23	780	753,341
3.375%	10/15/26	1,000	935,689
3.400%	02/15/19	325	326,159
3.450%	09/15/21	400	400,770
3.500%	01/31/23	800	795,408
4.400%	02/15/26	300	303,160
5.050%	09/01/20	200	208,162
5.900%	11/01/21	200	216,614
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	750	753,227
CoreCivic, Inc.,
Gtd. Notes
4.750%	10/15/27	204	191,760
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	195	187,954
3.200%	09/01/24(a)	425	407,487
5.250%	01/15/23	1,200	1,275,181
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24	617	617,771
5.375%	03/15/27	60	59,850
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR 100	121,956
2.875%	10/01/25	EUR 100	118,308
5.875%	01/15/26(a)	496	517,080

A273

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		200	$194,560
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		227	224,163
5.875%	10/15/24		401	396,990
6.000%	04/15/26		41	40,078
Iron Mountain, Inc.,
Gtd. Notes
3.000%	01/15/25	EUR	100	121,864
iStar, Inc.,
Sr. Unsec’d. Notes
4.625%	09/15/20		40	40,050
5.250%	09/15/22		185	178,988
6.000%	04/01/22		157	157,393
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		1,009	963,595
4.500%	01/15/28		391	366,680
5.625%	05/01/24(a)		1,271	1,309,130
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27(a)		1,100	1,058,744
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24		266	260,680
Sr. Unsec’d. Notes, 144A
4.000%	10/01/22		481	460,558
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21(a)		284	289,680
Sr. Unsec’d. Notes, 144A
4.750%	03/15/25		116	113,100
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23(a)		526	497,070
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23(a)		273	302,189
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19		295	293,592

				17,935,904

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25		2,079	1,979,624
Sr. Sec’d. Notes, 144A
4.250%	05/15/24(a)		333	318,515
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24		403	410,053
Beacon Escrow Corp.,
Gtd. Notes, 144A
4.875%	11/01/25		500	476,249

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23		13	$13,649
Burger King France SAS (France),
Sr. Sec’d. Notes
6.000%	05/01/24	EUR	100	129,813
Sr. Sec’d. Notes, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)
5.250%(c)	05/01/23	EUR	100	124,572
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		488	490,435
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23		53	53,000
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21		590	575,763
5.875%	12/16/36		200	257,018
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26(a)		231	226,403
JC Penney Corp., Inc.,
Gtd. Notes
6.375%	10/15/36		72	44,640
7.400%	04/01/37		38	25,460
8.125%	10/01/19		11	11,674
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26		36	35,865
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36		51	48,960
6.875%	11/01/35		529	513,130
Masaria Investments SAU (Spain),
Sr. Sec’d. Notes
5.000%	09/15/24	EUR	100	123,199
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.100%	12/07/18		195	194,439
2.625%	01/15/22		800	787,542
2.750%	12/09/20		115	114,431
3.250%	06/10/24		800	793,046
3.500%	03/01/27		405	399,078
4.875%	12/09/45		515	560,393
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21(a)		260	164,450
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		167	164,078
5.750%	10/01/22		167	171,175
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		165	119,213
PVH Corp.,
Sr. Unsec’d. Notes
3.125%	12/15/27	EUR	114	138,337

A274

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23(a)		317	$319,378
Shop Direct Funding PLC (United Kingdom),
Sr. Sec’d. Notes
7.750%	11/15/22	GBP	100	121,037
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25		211	195,175
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	03/15/22	GBP	100	138,459
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sec’d. Notes
6.464%	03/30/32	GBP	100	136,615
Sr. Sec’d. Notes
5.659%	06/30/27	GBP	61	94,947
Walgreen Co.,
Gtd. Notes
5.250%	01/15/19		100	101,897
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.700%	11/18/19		1,100	1,094,648

				11,666,360

Semiconductors — 0.6%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24		61	64,049
7.500%	08/15/22		99	107,909
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.125%	12/05/23		370	362,365
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20		345	342,959
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.375%	01/15/20		1,400	1,380,466
3.000%	01/15/22		1,400	1,373,745
3.125%	01/15/25		1,040	983,122
3.625%	01/15/24		600	590,238
3.875%	01/15/27		300	291,775
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26		228	222,325
Intel Corp.,
Sr. Unsec’d. Notes
2.450%	07/29/20		505	502,126
2.875%	05/11/24		1,400	1,368,658
3.300%	10/01/21		200	203,148
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		170	171,275
4.650%	11/01/24		613	640,233
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18		250	249,672
3.450%	06/15/27		1,000	966,730

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25	11	$11,413
Sr. Unsec’d. Notes, 144A
5.250%	01/15/24	47	48,586
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	26	28,958
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	1,870	1,802,442
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.875%	09/01/22	200	198,500
4.125%	06/15/20	572	580,580
4.625%	06/15/22	415	424,338
4.625%	06/01/23	202	205,596
5.750%	03/15/23	223	229,411
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.400%	05/18/18	645	644,108
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	190	187,150
5.625%	11/01/24	140	146,300

			14,328,177

Software — 0.9%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.300%	09/15/21	130	125,629
3.400%	09/15/26	100	97,489
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25	360	369,899
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27	895	854,366
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	514	513,358
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26	460	444,109
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/27	350	336,875
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	284	281,600
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26(a)	300	279,352
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	749	786,225
Sec’d. Notes, 144A
5.750%	01/15/24	2,316	2,330,475

A275

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.850%	06/01/25		700	$706,529
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3
Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24(a)		742	823,620
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%
7.125%	05/01/21		337	340,501
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		1,941	1,974,968
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23		1,012	1,009,470
Microsoft Corp.,
Sr. Unsec’d. Notes
2.000%	08/08/23		1,025	971,747
3.300%	02/06/27(a)		500	496,385
3.450%	08/08/36		700	682,742
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		249	244,643
6.000%	07/01/24		248	254,200
Gtd. Notes, 144A
5.375%	08/15/20		42	42,269
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36		200	198,138
PTC, Inc.,
Sr. Unsec’d. Notes
6.000%	05/15/24(a)		227	237,783
Quintiles IMS, Inc.,
Gtd. Notes, 144A
3.250%	03/15/25	EUR	100	123,261
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)		213	210,338
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23		144	136,800
RP Crown Parent LLC,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24		556	575,460
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)		1,807	2,010,288
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23		392	411,600
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
11.375%	12/01/21		1,039	1,131,211
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		400	401,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24(a)		510	$476,850
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20		360	350,158
2.950%	08/21/22(a)		2,085	1,998,164
3.900%	08/21/27		926	876,587

				23,104,089

Storage/Warehousing — 0.1%
Algeco Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.000%	02/15/23		561	559,598
Algeco Scotsman Global Finance 2 PLC (United Kingdom),
Gtd. Notes, 144A
10.000%	08/15/23(a)		200	198,999
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		777	800,310

				1,558,907

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18		1,600	1,599,279
2.850%	02/14/23		585	587,713
3.200%	03/01/22(a)		650	646,547
3.400%	08/14/24		2,400	2,417,498
4.500%	03/09/48		293	272,324
4.750%	05/15/46		405	393,354
CB Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25		170	158,313
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
2.375%	01/16/24	EUR	100	125,131
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		150	135,375
6.450%	06/15/21(a)		808	824,159
6.750%	12/01/23(a)		232	225,619
7.500%	04/01/24(a)		321	323,408
7.600%	09/15/39		63	54,280
7.650%	03/15/42(a)		399	338,153
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)		493	441,235
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)		257	244,150
6.000%	06/15/25		3	3,122
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		280	285,950
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		785	736,919

A276

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
eircom Finance DAC (Ireland),
Sr. Sec’d. Notes
4.500%	05/31/22	EUR	100	$125,912
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		78	73,515
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26(a)		407	393,773
Sr. Unsec’d. Notes
6.875%	01/15/25		206	121,798
7.125%	03/15/19(a)		512	511,360
7.125%	01/15/23(a)		322	217,250
10.500%	09/15/22		105	87,815
11.000%	09/15/25		724	542,548
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24(a)		272	272,680
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21		118	126,634
Sr. Sec’d. Notes
5.250%	08/01/26		630	617,400
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22		196	190,610
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		570	458,850
7.250%	10/15/20		427	394,975
Gtd. Notes, 144A
9.750%	07/15/25		576	537,840
Koninklijke KPN NV (Netherlands),
Jr. Sub. Notes
6.125%	03/29/49	EUR	100	126,128
Jr. Sub. Notes, EMTN
6.875%	03/14/73	GBP	100	151,524
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		264	259,050
5.250%	03/15/26		1,630	1,536,275
5.375%	08/15/22		305	305,000
5.375%	01/15/24		23	22,411
5.375%	05/01/25		137	132,890
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes
3.875%	05/01/22	EUR	116	143,724
4.000%	11/15/27	EUR	100	118,308
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22		112	107,946
4.375%	06/12/27		19	17,836
6.625%	05/15/39		477	509,198
OTE PLC (Greece),
Gtd. Notes, GMTN
3.500%	07/09/20	EUR	100	129,202
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/25		176	165,440

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
SoftBank Group Corp. (Japan),
Gtd. Notes
4.750%	09/19/24		200	$193,483
4.750%	07/30/25	EUR	153	195,812
Gtd. Notes, 144A
4.500%	04/15/20		365	372,227
Sub. Notes
6.875%	07/19/27		350	332,619
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		275	283,250
8.750%	03/15/32		1,174	1,226,830
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		535	561,750
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		2,153	2,099,175
7.625%	02/15/25(a)		824	809,580
7.625%	03/01/26		454	442,968
7.875%	09/15/23		1,207	1,231,140
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		1,138	1,130,391
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		687	712,556
6.375%	11/15/33		278	301,630
7.200%	07/18/36		51	59,798
7.721%	06/04/38		26	31,790
Telecom Italia Finance SA (Italy),
Gtd. Notes, EMTN
7.750%	01/24/33	EUR	85	155,837
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		400	407,000
Sr. Unsec’d. Notes, EMTN
3.625%	01/19/24	EUR	100	135,357
5.875%	05/19/23	GBP	150	239,465
Telefonica Europe BV (Spain),
Gtd. Notes
3.750%	12/29/49	EUR	100	128,114
4.200%	12/29/49	EUR	200	258,695
5.000%	03/31/49	EUR	100	132,114
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24		294	322,665
T-Mobile USA, Inc.,
Gtd. Notes
4.000%	04/15/22		240	238,800
4.500%	02/01/26		791	759,360
4.750%	02/01/28		670	644,038
6.000%	03/01/23		81	84,240
6.375%	03/01/25		75	78,375
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.125%	03/16/22		1,200	1,189,385
3.376%	02/15/25		926	910,179

A277

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
3.500%	11/01/24(a)	1,000	$989,879
4.500%	08/10/33	1,200	1,214,787

			36,083,710

Textiles — 0.0%
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21	69	69,949

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25(a)	370	361,675
Sr. Unsec’d. Notes
5.450%	11/01/41	48	39,134
6.200%	10/01/40	82	69,700

			470,509

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	300	314,535
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	670	690,938

			1,005,473

Trucking & Leasing — 0.0%
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
3.625%	03/15/21	275	261,250
5.250%	08/15/22	316	309,585

			570,835

TOTAL CORPORATE BONDS (cost $616,202,007)			610,854,855

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	100	140,476
6.907%	10/01/50	200	299,064
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	150	185,750
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	400	609,072

			1,234,362

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57	95	118,008

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	131,949

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	$218,294

			350,243

New Jersey — 0.0%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	400	589,156

New York — 0.0%
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	130,352
5.952%	06/15/42	80	106,618
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	218,860

			455,830

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	153,590

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	249,414

Texas — 0.0%
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	266,942

TOTAL MUNICIPAL BONDS (cost $3,280,580)			3,417,545

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	62	62,259
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	64	65,400
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	8	8,277
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
3.472%(c)	01/25/24	145	145,626
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%
6.272%(c)	01/25/24	1,300	1,484,046
Series 2014-C02, Class 2M2, 1 Month LIBOR + 2.600%
4.472%(c)	05/25/24	1,637	1,731,538
Series 2014-C03, Class 2M2, 1 Month LIBOR + 2.900%
4.772%(c)	07/25/24	1,485	1,582,244
Series 2014-C04, Class 1M2, 1 Month LIBOR + 4.900%
6.772%(c)	11/25/24	863	987,502
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.072%(c)	10/25/28	899	905,392

A278

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.322%(c)	01/25/29		2,167	$2,184,094
Series 2016-C05, Class 2M1, 1 Month LIBOR + 1.350%
3.222%(c)	01/25/29		1,450	1,456,179
Series 2016-C07, Class 2M1, 1 Month LIBOR + 1.300%
3.172%(c)	05/25/29		1,245	1,250,478
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.172%(c)	07/25/29		1,237	1,246,897
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
3.022%(c)	09/25/29		1,674	1,685,590
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
2.722%(c)	11/25/29		2,139	2,147,673
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
2.422%(c)	01/25/30		1,431	1,429,929
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750%
2.622%(c)	02/25/30		350	350,774
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
2.522%(c)	05/25/30		1,332	1,332,416
Series 2018-C02, Class 2M1, 1 Month LIBOR + 0.650%
2.522%(c)	08/25/30		2,752	2,752,940
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M2, 1 Month LIBOR + 1.650%
3.522%(c)	04/25/24		543	551,102
Series 2014-HQ1, Class M2, 1 Month LIBOR + 2.500%
4.372%(c)	08/25/24		284	286,140
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.022%(c)	01/25/25		1,457	1,572,451
Series 2015-HQ1, Class M3, 1 Month LIBOR + 3.800%
5.672%(c)	03/25/25		580	626,087
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
4.522%(c)	03/25/28		1,102	1,124,316
Series 2016-DNA4, Class M1, 1 Month LIBOR + 0.800%
2.672%(c)	03/25/29		874	875,643
Series 2016-HQA1, Class M1, 1 Month LIBOR + 1.750%
3.622%(c)	09/25/28		49	48,877
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	07/25/29		818	824,643
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
2.622%(c)	03/25/30		1,425	1,428,782
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
2.672%(c)	12/25/29		2,363	2,369,154
Series 2017-HQA3, Class M1, 1 Month LIBOR + 0.550%
2.422%(c)	04/25/30		1,573	1,572,540

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $33,961,123)				34,088,989

SOVEREIGN BONDS — 0.3%
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26	CAD	80	124,030
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		1,400	1,339,375
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
1.650%	04/23/20	EUR	182	236,174
Sr. Unsec’d. Notes, TIPS
1.250%	10/27/20	EUR	98	127,222

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	09/10/24	JPY	66,400	$658,509
0.100%	03/10/26	JPY	35,200	351,353
0.100%	03/10/27	JPY	26,000	261,383
Mexican Udibonos (Mexico),
Bonds, TIPS
2.000%	06/09/22	MXN	400	123,854
4.500%	12/04/25	MXN	220	77,131
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		1,000	1,024,000
4.150%	03/28/27		200	202,200
4.350%	01/15/47		200	182,776
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21		475	479,750
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34		500	621,840
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	270	219,811
2.500%	09/20/40	NZD	107	85,079
3.000%	09/20/30	NZD	412	357,577
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27(a)		509	532,160
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		400	410,000

TOTAL SOVEREIGN BONDS (cost $7,274,988)				7,414,224

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.8%
Fannie Mae Interest Strip, Notes
3.577%(s)	05/15/29		780	543,423
Fannie Mae Principal Strip, Notes, MTN
3.350%(s)	03/23/28		250	180,826
Federal Farm Credit Bank
2.000%	04/04/22		447	436,672
3.125%	02/06/30		600	594,011
Federal Home Loan Bank
3.375%	12/08/23		500	516,593
4.000%	09/01/28		245	264,875
5.000%	09/28/29		500	588,899
5.375%	08/15/24		750	862,008
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495%
1.742%(c)	06/01/43		26	26,354
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650%
2.451%(c)	05/01/43		36	35,842
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600%
2.512%(c)	08/01/43		15	14,817
Federal Home Loan Mortgage Corp.
3.000%	03/01/27		112	112,561
3.000%	05/01/27		46	46,078
3.000%	11/01/27		279	280,268
3.000%	04/01/29		264	263,727
3.000%	02/01/31		317	316,785

A279

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	05/01/31	72	$72,128
3.000%	06/01/31	40	40,027
3.000%	05/01/33	106	106,201
3.000%	05/01/33	48	48,301
3.000%	05/01/33	22	21,728
3.000%	12/01/46	89	86,963
3.000%	12/01/46	74	72,440
3.000%	05/01/47	47	45,798
3.000%	TBA	7,697	7,504,547
3.000%	TBA	115	114,789
3.500%	03/01/32	98	99,887
3.500%	04/01/32	242	247,484
3.500%	05/01/35	132	134,338
3.500%	10/01/42	111	111,863
3.500%	06/01/43	398	401,470
3.500%	07/01/43	177	178,090
3.500%	12/01/45	103	103,576
3.500%	03/01/46	75	75,387
3.500%	03/01/46	60	60,303
3.500%	05/01/46	103	103,597
3.500%	05/01/46	58	57,742
3.500%	07/01/46	209	209,621
3.500%	07/01/46	26	25,871
3.500%	08/01/46	198	198,798
3.500%	08/01/46	39	38,684
3.500%	09/01/46	50	50,397
3.500%	12/01/46	301	301,936
3.500%	02/01/47	717	719,447
3.500%	03/01/47	204	204,985
3.500%	04/01/47	255	255,934
3.500%	04/01/47	47	46,866
3.500%	05/01/47	174	174,985
3.500%	09/01/47	1,486	1,490,393
3.500%	09/01/47	519	521,203
3.500%	09/01/47	145	145,436
3.500%	01/01/48	556	560,423
3.500%	02/01/48	1,152	1,155,341
3.500%	02/01/48	407	407,230
3.500%	TBA	4,258	4,267,935
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.784%
3.544%(c)	08/01/41	82	85,544
Federal Home Loan Mortgage Corp.
4.000%	06/01/44	710	733,192
4.000%	07/01/45	119	122,628
4.000%	03/01/46	147	151,195
4.000%	05/01/46	279	287,590
4.000%	02/01/47	784	806,986
4.000%	09/01/47	676	694,799
4.000%	01/01/48	2,192	2,251,195
4.000%	TBA	8,525	8,751,218
4.000%	TBA	225	231,315
4.500%	06/01/38	191	200,672
4.500%	07/01/39	429	452,964
4.500%	09/01/39	19	19,966
4.500%	10/01/39	74	77,503
4.500%	01/01/40	148	156,359
4.500%	02/01/40	20	21,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	04/01/40	39	$41,647
4.500%	07/01/41	26	27,653
4.500%	08/01/41	25	26,822
4.500%	10/01/41	695	735,545
4.500%	01/01/42	25	25,785
4.500%	05/01/42	41	43,310
4.500%	01/01/45	46	48,220
4.500%	09/01/46	40	41,993
4.500%	03/01/47	36	37,246
4.500%	05/01/47	499	522,171
4.500%	05/01/47	89	93,073
4.500%	06/01/47	161	170,003
4.500%	06/01/47	36	37,514
4.500%	10/01/47	1,964	2,064,761
4.500%	11/01/47	314	329,399
4.500%	12/01/47	2,044	2,147,224
4.500%	01/01/48	1,374	1,439,961
4.500%	TBA	1,509	1,579,911
4.500%	TBA	1,000	1,004,631
5.000%	01/01/37	32	33,999
5.000%	02/01/37	30	31,827
5.000%	03/01/38	212	228,750
5.000%	09/01/47	28	30,151
5.000%	TBA	545	581,787
5.000%	TBA	400	401,618
5.500%	06/01/35	124	136,755
5.500%	08/01/38	134	146,364
5.500%	TBA	1,900	2,061,500
6.000%	09/01/36	132	147,307
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530%
1.932%(c)	05/01/43	219	225,647
2.000%(c)	04/01/43	43	43,779
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535%
2.044%(c)	06/01/43	130	130,060
Federal National Mortgage Assoc.
2.160%(s)	10/09/19	8,700	8,391,893
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695%
2.446%(c)	08/01/42	143	145,660
Federal National Mortgage Assoc.
3.000%	01/01/27	142	142,543
3.000%	08/01/27	46	46,185
3.000%	09/01/27	287	288,577
3.000%	09/01/27	30	30,277
3.000%	11/01/27	62	62,747
3.000%	11/01/27	48	48,642
3.000%	11/01/27	40	39,892
3.000%	11/01/27	31	31,509
3.000%	11/01/27	30	29,992
3.000%	11/01/27	25	24,776
3.000%	12/01/27	28	28,250
3.000%	02/01/31	929	928,195
3.000%	02/01/31	432	431,602
3.000%	02/01/31	17	16,598
3.000%	03/01/31	364	363,693
3.000%	05/01/33	86	85,269
3.000%	05/01/33	51	51,117
3.000%	05/01/33	31	30,819
3.000%	08/01/33	573	571,750

A280

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	08/01/46	215	$209,499
3.000%	10/01/46	56	55,000
3.000%	11/01/46	72	70,706
3.000%	12/01/46	459	447,594
3.000%	12/01/46	358	349,956
3.000%	12/01/46	84	81,874
3.000%	01/01/47	558	544,986
3.000%	01/01/47	309	301,532
3.000%	01/01/47	202	197,779
3.000%	01/01/47	143	139,690
3.000%	02/01/47	2,110	2,060,028
3.000%	03/01/47	403	393,318
3.000%	05/01/47	33	32,445
3.000%	12/01/47	210	206,174
3.000%	TBA	4,027	3,927,333
3.500%	11/01/30	17	17,245
3.500%	05/01/32	66	67,120
3.500%	06/01/32	161	164,524
3.500%	08/01/32	48	48,871
3.500%	09/01/32	426	435,315
3.500%	06/01/35	128	130,374
3.500%	06/01/35	77	78,351
3.500%	06/01/42	478	482,475
3.500%	09/01/42	354	356,996
3.500%	11/01/42	176	177,629
3.500%	11/01/42	33	33,499
3.500%	01/01/43	5,861	5,915,892
3.500%	05/01/43	498	502,208
3.500%	10/01/44	97	98,176
3.500%	03/01/45	60	60,064
3.500%	07/01/45	122	122,451
3.500%	08/01/45	79	79,261
3.500%	09/01/45	754	757,161
3.500%	10/01/45	27	27,567
3.500%	11/01/45	433	434,158
3.500%	12/01/45	207	207,800
3.500%	12/01/45	70	70,338
3.500%	12/01/45	44	43,912
3.500%	02/01/46	739	741,575
3.500%	03/01/46	805	808,062
3.500%	03/01/46	85	85,614
3.500%	04/01/46	31	30,881
3.500%	05/01/46	259	259,867
3.500%	06/01/46	102	102,709
3.500%	07/01/46	286	287,366
3.500%	08/01/46	90	89,840
3.500%	09/01/46	205	205,775
3.500%	10/01/46	182	182,687
3.500%	10/01/46	51	51,295
3.500%	12/01/46	405	406,205
3.500%	12/01/46	208	209,699
3.500%	12/01/46	46	46,135
3.500%	12/01/46	22	22,032
3.500%	01/01/47	191	192,859
3.500%	01/01/47	172	173,162
3.500%	01/01/47	156	156,133
3.500%	04/01/47	155	155,744
3.500%	05/01/47	82	82,083

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	05/01/47	71	$71,184
3.500%	06/01/47	189	189,490
3.500%	06/01/47	90	90,340
3.500%	07/01/47	103	103,661
3.500%	08/01/47	216	216,234
3.500%	09/01/47	391	391,856
3.500%	10/01/47	261	263,124
3.500%	10/01/47	74	73,877
3.500%	11/01/47	572	574,267
3.500%	11/01/47	134	134,584
3.500%	12/01/47	740	742,256
3.500%	01/01/48	246	247,990
3.500%	02/01/48	1,901	1,906,723
3.500%	02/01/48	553	556,315
3.500%	02/01/48	111	111,848
3.500%	TBA	1,405	1,407,936
Federal National Mortgage Assoc., 12 Month LIBOR + 1.759%
3.518%(c)	08/01/41	107	112,072
Federal National Mortgage Assoc.
4.000%	05/01/26	288	300,164
4.000%	02/01/31	209	216,236
4.000%	09/01/41	18	18,655
4.000%	09/01/42	2,010	2,085,249
4.000%	09/01/42	15	15,737
4.000%	09/01/43	161	166,323
4.000%	05/01/44	192	199,192
4.000%	10/01/44	561	577,470
4.000%	03/01/45	184	190,334
4.000%	07/01/45	530	544,627
4.000%	09/01/45	66	68,323
4.000%	09/01/45	37	37,674
4.000%	01/01/46	1,143	1,174,040
4.000%	02/01/46	93	95,368
4.000%	05/01/46	807	828,727
4.000%	08/01/46	850	873,153
4.000%	08/01/46	510	523,932
4.000%	08/01/46	106	109,303
4.000%	11/01/46	118	122,085
4.000%	11/01/46	84	87,458
4.000%	03/01/47	22	22,754
4.000%	04/01/47	142	146,687
4.000%	05/01/47	982	1,014,677
4.000%	05/01/47	47	48,336
4.000%	06/01/47	74	76,083
4.000%	06/01/47	46	47,471
4.000%	08/01/47	121	124,881
4.000%	09/01/47	712	731,587
4.000%	10/01/47	1,595	1,637,713
4.000%	10/01/47	171	175,933
4.000%	11/01/47	1,315	1,350,865
4.000%	11/01/47	458	471,350
4.000%	11/01/47	246	252,954
4.000%	12/01/47	4,719	4,853,289
4.000%	12/01/47	588	605,863
4.000%	01/01/48	1,151	1,182,589
4.000%	02/01/48	977	1,004,200
4.000%	TBA	300	308,456
4.500%	01/01/42	479	506,072

A281

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	01/01/42	227	$240,525
4.500%	09/01/42	844	889,661
4.500%	06/01/44	318	336,165
4.500%	06/01/44	252	264,954
4.500%	02/01/45	984	1,042,352
4.500%	08/01/45	1,203	1,273,736
4.500%	11/01/45	62	65,062
4.500%	12/01/45	123	130,042
4.500%	12/01/45	51	53,470
4.500%	01/01/46	63	65,989
4.500%	02/01/46	2,585	2,733,660
4.500%	03/01/46	69	73,042
4.500%	04/01/46	2	2,191
4.500%	05/01/46	3	2,907
4.500%	07/01/46	40	42,046
4.500%	08/01/46	577	607,526
4.500%	08/01/46	86	90,695
4.500%	08/01/46	46	47,954
4.500%	08/01/46	8	8,358
4.500%	09/01/46	38	39,580
4.500%	10/01/46	411	430,772
4.500%	10/01/46	295	309,892
4.500%	01/01/47	256	268,126
4.500%	01/01/47	75	79,630
4.500%	01/01/47	60	63,198
4.500%	01/01/47	29	30,983
4.500%	02/01/47	66	69,968
4.500%	02/01/47	46	48,664
4.500%	03/01/47	70	73,935
4.500%	06/01/47	1,567	1,656,039
4.500%	06/01/47	447	469,389
4.500%	10/01/47	450	471,856
4.500%	12/01/47	256	269,409
4.500%	01/01/48	4,961	5,224,217
4.500%	01/01/48	879	922,921
4.500%	02/01/48	2,166	2,273,594
4.500%	TBA	1,025	1,073,267
5.000%	06/01/39	70	75,129
5.000%	12/01/39	126	136,495
5.000%	01/01/40	3	3,517
5.000%	04/01/40	322	347,656
5.000%	05/01/40	23	25,121
5.000%	06/01/40	17	18,823
5.000%	06/01/40	5	5,274
5.000%	06/01/40	4	4,707
5.000%	07/01/40	18	19,764
5.000%	07/01/40	4	4,114
5.000%	08/01/40	60	64,494
5.000%	09/01/40	9	9,661
5.000%	10/01/40	32	34,523
5.000%	02/01/41	238	256,453
5.000%	05/01/41	738	797,281
5.000%	05/01/41	256	277,094
5.000%	09/01/47	1,339	1,436,636
5.000%	09/01/47	352	377,456
5.000%	10/01/47	1,419	1,522,901
5.000%	03/01/48	1,212	1,301,022
5.000%	TBA	11,541	12,327,211

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	TBA	400	$405,743
5.500%	04/01/36	87	95,240
5.500%	05/01/36	49	53,842
5.500%	09/01/36	156	171,381
5.500%	08/01/37	113	123,826
5.500%	TBA	500	543,359
6.000%	03/01/34	1,568	1,751,189
Federal National Mortgage Assoc., MTN
6.320%	12/20/27	251	321,222
Federal National Mortgage Assoc.
6.625%	11/15/30	600	821,513
Financing Corp., Debs.
1.736%(s)	11/02/18	2,000	1,975,504
Government National Mortgage Assoc.
3.000%	TBA	400	393,891
3.500%	12/20/42	724	733,229
3.500%	12/20/42	159	161,185
3.500%	03/15/43	181	183,935
3.500%	03/15/43	34	34,757
3.500%	05/15/43	146	147,434
3.500%	06/20/43	363	367,462
3.500%	04/20/45	502	507,616
3.500%	06/20/46	3,232	3,266,840
3.500%	12/20/46	849	858,022
3.500%	02/20/47	650	656,699
3.500%	03/20/47	668	675,282
3.500%	04/20/47	153	154,879
3.500%	10/20/47	270	273,581
3.500%	12/20/47	371	374,877
3.500%	TBA	8,942	9,028,801
3.500%	TBA	800	807,719
4.000%	12/15/40	94	97,712
4.000%	09/20/45	720	745,459
4.000%	10/20/45	24	24,975
4.000%	01/20/46	66	68,527
4.000%	03/20/46	41	42,405
4.000%	07/20/46	94	97,353
4.000%	12/15/46	130	134,088
4.000%	09/20/47	1,704	1,752,626
4.000%	11/20/47	815	839,291
4.000%	12/20/47	396	407,389
4.000%	03/20/48	1,458	1,501,244
4.000%	TBA	5,531	5,684,641
4.000%	TBA	1,650	1,696,857
4.500%	08/15/39	627	663,240
4.500%	01/20/41	402	422,693
4.500%	03/20/41	61	64,244
4.500%	04/20/41	165	173,798
4.500%	09/20/43	64	67,006
4.500%	08/20/46	78	81,582
4.500%	09/20/46	73	76,810
4.500%	10/20/46	56	58,488
4.500%	11/20/46	26	27,499
4.500%	09/20/47	645	671,171
4.500%	10/20/47	53	55,473
4.500%	11/20/47	783	814,708
4.500%	12/20/47	468	489,173

A282

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	01/20/48	497		$518,782
4.500%	TBA	6,204		6,449,615
4.500%	TBA	1,000		1,038,965
5.000%	10/20/39	314		337,701
5.000%	TBA	1,000		1,051,875
5.000%	TBA	2,000		2,106,875
5.500%	07/20/40	595		637,542
6.000%	09/20/38	122		135,801
6.000%	10/20/38	157		174,791
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19	500		543,774

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $217,585,721)				216,039,436

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds
2.875%	11/15/46	2,000		1,961,382
3.000%	02/15/47	2,100		2,111,156
6.250%	05/15/30	—	(r)	136
U.S. Treasury Inflation Indexed Bonds, TIPS
0.500%	01/15/28	2,505		2,470,892
0.125%	04/15/21	850		880,914
0.125%	01/15/22	2,316		2,508,257
0.125%	04/15/22	3,115		3,128,428
0.125%	07/15/22	640		682,570
0.125%	01/15/23	2,026		2,138,259
0.125%	07/15/24	1,115		1,136,561
0.125%	07/15/26	2,220		2,205,059
0.250%	01/15/25	2,230		2,281,105
0.375%	07/15/23	1,635		1,734,895
0.375%	07/15/25	1,355		1,397,641
0.375%	01/15/27	1,200		1,199,389
0.375%	07/15/27	370		365,557
0.625%	07/15/21	1,367		1,520,376
0.625%	01/15/24	1,901		2,029,105
0.625%	01/15/26	1,280		1,334,343
0.750%	02/15/42	1,511		1,613,160
0.750%	02/15/45	1,295		1,313,572
0.875%	02/15/47	445		453,349
1.000%	02/15/46	675		722,802
1.125%	01/15/21	1,805		2,090,911
1.250%	07/15/20	1,765		2,058,365
1.375%	02/15/44	650		768,297
1.750%	01/15/28	785		1,020,583
2.000%	01/15/26(k)	705		971,697
2.125%	02/15/40	529		765,568
2.125%	02/15/41	329		472,658
2.375%	01/15/25	400		588,699
2.375%	01/15/27	785		1,104,823
2.500%	01/15/29	950		1,298,460
3.375%	04/15/32	45		84,535
3.625%	04/15/28(k)	520		1,021,090
3.875%	04/15/29(k)	665		1,333,788
U.S. Treasury Inflation Indexed Bonds, TIPS, TIPS
1.000%	02/15/48	860		886,344

TOTAL U.S. TREASURY OBLIGATIONS (cost $50,015,238)				49,654,726

		Value
TOTAL LONG-TERM INVESTMENTS (cost $1,944,314,922)		$1,977,066,510

	Shares
SHORT-TERM INVESTMENTS — 25.6%
AFFILIATED MUTUAL FUNDS — 25.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	527,768,894	527,768,894
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $97,441,948; includes $97,288,164 of cash collateral for securities on loan)(b)(w)	97,438,774	97,429,030

TOTAL AFFILIATED MUTUAL FUNDS (cost $625,210,842)		625,197,924

OPTIONS PURCHASED~* — 0.0% (cost $88,799)		78,463

TOTAL SHORT-TERM INVESTMENTS (cost $625,299,641)		625,276,387

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.5% (cost $2,569,614,563)		2,602,342,897

OPTIONS WRITTEN~* — (0.0)% (premiums received $88,276)		(99,375)

TOTAL INVESTMENTS, NET AND OPTIONS WRITTEN — 106.5% (cost $2,569,526,287)		2,602,243,522
Liabilities in excess of other assets(z) — (6.5)%		(158,358,920)

NET ASSETS — 100.0%		$2,443,884,602

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,582,296 and 0.4% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,613,145; cash collateral of $97,288,164 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

A283

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of March 31, 2018.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp.	3.500%	TBA	04/17/18	(1,060)	(1,080,538)
Federal National Mortgage Assoc.
	3.000%	TBA	04/17/18	(4,679)	(4,673,374)
	3.500%	TBA	04/17/18	(1,191)	(1,214,241)
	4.000%	TBA	04/12/18	(3,346)	(3,433,506)
Government National Mortgage Assoc.	3.000%	TBA	04/19/18	(6,050)	(5,952,042)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $16,272,855)					$(16,353,701)

Options Purchased:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Put	Deutsche Bank AG	07/23/18	1.35	—	GBP	350	$2,408

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

10- Year Interest Rate Swap, 07/01/32	Put	Deutsche Bank AG	06/29/22	1.10%	3 Month JPY LIBOR(S)	1.10%(S)	JPY 145,275	$13,874
10- Year Interest Rate Swap, 08/24/32	Put	Deutsche Bank AG	08/22/22	2.95%	3 Month LIBOR(Q)	2.95%(S)	1,305	57,687
30- Year Interest Rate Swap, 06/19/49	Put	Deutsche Bank AG	06/17/19	3.54%	3 Month LIBOR(Q)	3.54%(S)	315	4,494

								76,055

Total Options Purchased								$78,463

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Call	Deutsche Bank AG	07/23/18	1.47	—	GBP	350	$(2,635)
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	06/29/18	18.18	—		195	(2,901)

								$(5,536)

A284

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2- Year Interest Rate Swap, 02/26/22	Call	Deutsche Bank AG	02/24/20	2.40%	3 Month LIBOR(Q)	2.40%(S)	7,100	$(28,787)
10- Year Interest Rate Swap, 02/25/29	Put	Deutsche Bank AG	02/21/19	1.65%	1.65%(S)	3 Month LIBOR(Q)	EUR 830	(4,295)
10- Year Interest Rate Swap, 08/24/28	Put	Deutsche Bank AG	08/22/18	2.65%	2.65%(Q)	3 Month LIBOR(Q)	1,720	(37,197)
2- Year Interest Rate Swap, 02/26/22	Put	Deutsche Bank AG	02/24/20	3.40%	3.40%(S)	3 Month LIBOR(Q)	7,100	(21,912)
2- Year Interest Rate Swap, 03/25/21	Put	Deutsche Bank AG	03/21/19	3.15%	3.15%(S)	3 Month LIBOR(Q)	720	(1,648)

								(93,839)

Total Options Written								$(99,375)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
50	90 Day Euro Dollar	Dec. 2018	$12,188,125	$(10,670)
340	5 Year U.S. Treasury Notes	Jun. 2018	38,916,719	83,059
1	10 Year Mini Japanese Government Bonds	Jun. 2018	10,447	(375)
160	10 Year U.S. Treasury Notes	Jun. 2018	19,382,501	204,587
118	20 Year U.S. Treasury Bonds	Jun. 2018	17,301,750	505,997
258	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	41,400,937	1,209,676
576	CAC40 10 Euro	Apr. 2018	36,531,998	(563,294)
96	DAX Index	Jun. 2018	35,789,888	(564,654)
1	Euro STOXX 50 Index	Jun. 2018	40,371	(443)
1,066	Mini MSCI Emerging Markets Index	Jun. 2018	63,309,740	(1,048,010)
224	MSCI EAFE Index	Jun. 2018	22,406,720	(19,698)
249	Nikkei 225 Index	Jun. 2018	49,633,852	891,505
1	Russell 2000 Mini Index	Jun. 2018	76,560	(2,328)
128	S&P 500 E-Mini Index	Jun. 2018	16,915,200	(640,464)
15	S&P/TSX 60 Index	Jun. 2018	2,109,675	(4,632)

				40,256

Short Positions:
50	90 Day Euro Dollar	Dec. 2019	12,151,876	9,294
76	2 Year U.S. Treasury Notes	Jun. 2018	16,158,312	(9,296)
1	10 Year Canadian Government Bonds	Jun. 2018	103,442	(1,242)
1	10 Year Japanese Bonds	Jun. 2018	1,417,697	(1,410)
1	10 Year U.K. Gilt	Jun. 2018	172,316	(2,455)
2	10 Year U.S. Treasury Notes	Jun. 2018	242,281	(2,266)
65	10 Year U.S. Ultra Treasury Notes	Jun. 2018	8,440,859	(145,351)
950	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	152,445,313	(6,286,580)
4	Euro-BTP Italian Government Bond	Jun. 2018	555,081	(2,412)
936	S&P 500 E-Mini Index	Jun. 2018	123,692,400	4,632,095

				(1,809,623)

				$(1,769,367)

Cash of $18,512,250 and securities with a combined market value of $147,287 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

A285

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/20/18	Credit Suisse First Boston Corp.	AUD	203	$157,332	$155,950	$—	$(1,382)
British Pound,
Expiring 04/04/18	Deutsche Bank AG	GBP	2,452	3,450,749	3,441,020	—	(9,729)
Expiring 06/20/18	Citigroup Global Markets	GBP	709	1,012,450	998,280	—	(14,170)
Expiring 06/20/18	Credit Suisse First Boston Corp.	GBP	250	348,555	352,003	3,448	—
Canadian Dollar,
Expiring 04/04/18	BNP Paribas	CAD	154	119,685	119,778	93	—
Expiring 06/20/18	Credit Suisse First Boston Corp.	CAD	5,022	3,919,858	3,904,217	—	(15,641)
Expiring 06/20/18	Credit Suisse First Boston Corp.	CAD	55	42,921	42,758	—	(163)
Euro,
Expiring 04/04/18	UBS AG	EUR	13,865	17,088,612	17,067,463	—	(21,149)
Expiring 04/04/18	UBS AG	EUR	275	338,937	338,518	—	(419)
Japanese Yen,
Expiring 04/04/18	Credit Suisse First Boston Corp.	JPY	69,207	652,358	650,652	—	(1,706)
Expiring 04/04/18	Morgan Stanley	JPY	69,207	650,857	650,652	—	(205)
Expiring 06/20/18	National Australia Bank Ltd.	JPY	3,208	30,185	30,319	134	—
New Zealand Dollar,
Expiring 04/04/18	Bank of New York Mellon	NZD	917	660,698	662,705	2,007	—
Norwegian Krone,
Expiring 06/20/18	Credit Suisse First Boston Corp.	NOK	1,107	142,711	141,603	—	(1,108)
Expiring 06/20/18	Credit Suisse First Boston Corp.	NOK	149	19,456	19,059	—	(397)
Singapore Dollar,
Expiring 06/20/18	Bank of New York Mellon	SGD	226	172,989	172,708	—	(281)
Swedish Krona,
Expiring 06/20/18	Credit Suisse First Boston Corp.	SEK	12,421	1,520,257	1,497,064	—	(23,193)
Swiss Franc,
Expiring 06/20/18	Credit Suisse First Boston Corp.	CHF	554	588,185	583,702	—	(4,483)
Expiring 06/20/18	Credit Suisse First Boston Corp.	CHF	175	186,502	184,382	—	(2,120)

				$31,103,297	$31,012,833	5,682	(96,146)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/20/18	Bank of New York Mellon	AUD	1,282	$1,005,515	$984,867	$20,648	$—
Expiring 06/20/18	Citigroup Global Markets	AUD	12,669	9,937,006	9,732,664	204,342	—
British Pound,
Expiring 04/04/18	National Australia Bank Ltd.	GBP	2,375	3,285,068	3,332,962	—	(47,894)
Expiring 05/02/18	Deutsche Bank AG	GBP	2,452	3,454,785	3,445,060	9,725	—
Canadian Dollar,
Expiring 04/04/18	Hong Kong & Shanghai Bank	CAD	2	1,554	1,553	1	—
Expiring 04/04/18	Nomura Securities Co.	CAD	157	122,913	121,875	1,038	—
Expiring 05/02/18	BNP Paribas	CAD	154	119,747	119,843	—	(96)
Expiring 06/20/18	Bank of New York Mellon	CAD	819	637,742	636,709	1,033	—
Expiring 06/20/18	Goldman Sachs & Co.	CAD	18,686	14,584,780	14,526,919	57,861	—
Euro,
Expiring 04/04/18	Bank of New York Mellon	EUR	13,407	16,431,659	16,503,677	—	(72,018)
Expiring 04/04/18	Bank of New York Mellon	EUR	275	337,041	338,518	—	(1,477)
Expiring 04/04/18	BNP Paribas	EUR	3	3,709	3,693	16	—
Expiring 04/04/18	Goldman Sachs & Co.	EUR	1,071	1,329,570	1,318,374	11,196	—

A286

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/18	UBS AG	EUR	184	$226,591	$226,499	$92	$—
Expiring 05/02/18	UBS AG	EUR	13,865	17,122,609	17,101,634	20,975	—
Expiring 05/02/18	UBS AG	EUR	275	339,612	339,196	416	—
Expiring 06/20/18	Bank of New York Mellon	EUR	503	630,453	622,831	7,622	—
Expiring 06/20/18	Bank of New York Mellon	EUR	177	219,770	219,167	603	—
Expiring 06/20/18	Citigroup Global Markets	EUR	20,161	25,032,033	24,963,999	68,034	—
Japanese Yen,
Expiring 04/04/18	Goldman Sachs & Co.	JPY	1,000	9,366	9,402	—	(36)
Expiring 04/04/18	Hong Kong & Shanghai Bank	JPY	68,905	645,259	647,817	—	(2,558)
Expiring 04/04/18	Hong Kong & Shanghai Bank	JPY	68,905	643,440	647,817	—	(4,377)
Expiring 05/02/18	Credit Suisse First Boston Corp.	JPY	69,207	653,506	651,813	1,693	—
Expiring 05/02/18	Morgan Stanley	JPY	69,207	652,000	651,813	187	—
Expiring 06/20/18	Bank of New York Mellon	JPY	12,138	115,759	114,716	1,043	—
Expiring 06/20/18	National Australia Bank Ltd.	JPY	268,418	2,525,735	2,536,815	—	(11,080)
New Zealand Dollar,
Expiring 04/04/18	Westpac Banking Corp.	NZD	919	663,049	664,151	—	(1,102)
Expiring 05/02/18	Bank of New York Mellon	NZD	917	660,661	662,652	—	(1,991)
Expiring 06/20/18	Bank of New York Mellon	NZD	122	88,921	88,146	775	—
Expiring 06/20/18	Bank of New York Mellon	NZD	3	2,189	2,169	20	—
Singapore Dollar,
Expiring 06/20/18	Credit Suisse First Boston Corp.	SGD	1,215	925,337	928,495	—	(3,158)
Swedish Krona,
Expiring 06/20/18	Credit Suisse First Boston Corp.	SEK	7,518	924,760	906,121	18,639	—

				$103,332,139	$103,051,967	425,959	(145,787)

						$431,641	$(241,933)

Cross currency exchange contracts outstanding at March 31, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
04/04/18	Buy	CAD	145	MXN	2,271	$—	$(12,236)	Royal Bank of Scotland Group PLC
04/04/18	Buy	CAD	160	MXN	2,506	—	(13,501)	Royal Bank of Scotland Group PLC
04/04/18	Buy	MXN	4,830	CAD	305	28,650	—	Goldman Sachs & Co.

						$28,650	$25,737

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Chesapeake Energy Corp.	12/20/21	5.000	%(Q)	190	5.407%	$(7,600)	$(1,550)	$6,050

A287

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Casino Guichard Perrachon SA	12/20/22	1.000	%(Q)	EUR 50	2.641%		$(4,457)	$(2,125)	$(2,332)	JPMorgan Chase
Intrum Justitia AB	06/20/23	5.000	%(Q)	EUR 20	3.391%		1,894	2,416	(522)	Credit Suisse First Boston
Jaguar Land Rover Automative PLC	06/20/22	5.000	%(Q)	EUR 30	1.620%		5,223	5,739	(516)	Credit Suisse First Boston Corp.
Telecom Italia SpA	12/20/22	5.000	%(Q)	EUR 30	1.338%		(511)	6,265	(6,776)	Citigroup Global Markets

							$2,149	$12,295	$(10,146)

Reference Entity/Obligation				Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.29.V1				12/20/22	5.000	%(Q)	1,382	$88,172	$92,191	$ 4,019
CDX.NA.IG.30.V1				06/20/23	1.000	%(Q)	54,570	925,786	920,384	(5,402)

								$1,013,958	$1,012,575	$ (1,383)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A288

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Inflation swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	395	08/15/22	1.256%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$3,244	$3,244
EUR	390	09/29/22	1.299%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	2,376	2,376
EUR	380	01/15/28	1.588%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	2,595	2,595
EUR	130	05/15/47	1.832%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,507)	(2,507)
EUR	60	01/15/48	1.991%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	2,158	2,158
EUR	60	01/15/48	1.974%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	1,712	1,712
EUR	135	02/15/48	2.000%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	5,464	5,464
EUR	115	03/15/48	1.896%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	413	413
GBP	515	01/15/23	3.333%(T)	U.K. Retail Price Index(1)(T)	—	(3,276)	(3,276)
GBP	1,900	02/15/23	3.210%(T)	U.K. Retail Price Index(2)(T)	(760)	7,454	8,214
GBP	615	03/15/23	3.220%(T)	U.K. Retail Price Index(2)(T)	—	(761)	(761)
GBP	465	11/15/27	3.455%(T)	U.K. Retail Price Index(1)(T)	—	(10,202)	(10,202)
GBP	515	01/15/28	3.405%(T)	U.K. Retail Price Index(2)(T)	—	6,411	6,411
GBP	285	02/15/28	3.410%(T)	U.K. Retail Price Index(2)(T)	2,929	5,900	2,971
GBP	465	11/15/32	3.548%(T)	U.K. Retail Price Index(2)(T)	—	17,733	17,733
GBP	280	11/15/42	3.600%(T)	U.K. Retail Price Index(2)(T)	—	21,510	21,510
GBP	280	11/15/47	3.550%(T)	U.K. Retail Price Index(1)(T)	—	(27,124)	(27,124)
GBP	65	01/15/48	3.514%(T)	U.K. Retail Price Index(2)(T)	—	4,343	4,343
GBP	60	03/15/48	3.410%(T)	U.K. Retail Price Index(1)(T)	—	883	883
	1,185	04/01/18	1.915%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,839)	(1,839)
	2,435	11/09/19	2.113%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	13,714	13,714
	11,700	12/19/22	2.033%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	115,987	115,987

A289

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Inflation swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
12,650	02/15/23	2.135%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$57,259	$57,259

				$2,169	$223,447	$221,278

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR	95	03/15/27	1.470%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$61	$—	$61	Deutsche Bank AG
EUR	95	03/15/47	1.970%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	3,760	—	3,760	Deutsche Bank AG
GBP	315	02/15/27	3.525%(T)	U.K. Retail Price Index(2)(T)	9,362	—	9,362	Citigroup Global Markets
GBP	35	02/15/47	3.614%(T)	U.K. Retail Price Index(2)(T)	4,825	—	4,825	Citigroup Global Markets

					$18,008	$—	$18,008

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	223	01/15/28	0.955%(A)	6 Month EURIBOR(1)(S)	$—	$(964)	$(964)
EUR	223	01/15/28	0.954%(A)	6 Month EURIBOR(1)(S)	—	(937)	(937)
EUR	170	03/23/28	1.040%(A)	6 Month EURIBOR(1)(S)	—	(1,783)	(1,783)
EUR	85	01/05/48	1.518%(A)	6 Month EURIBOR(1)(S)	—	(1,404)	(1,404)
EUR	85	01/08/48	1.491%(A)	6 Month EURIBOR(1)(S)	—	(672)	(672)
GBP	395	01/24/28	1.450%(S)	6 Month GBP LIBOR(1)(S)	(165)	568	733
GBP	150	01/10/48	1.520%(S)	6 Month GBP LIBOR(1)(S)	—	(1,215)	(1,215)
GBP	290	01/23/48	1.570%(S)	6 Month GBP LIBOR(1)(S)	305	(7,999)	(8,304)
JPY	62,030	11/08/22	0.920%(S)	6 Month JPY LIBOR(2)(S)	—	(49)	(49)
JPY	62,030	11/08/22	0.925%(S)	6 Month JPY LIBOR(2)(S)	—	(34)	(34)
JPY	118,575	01/30/23	0.145%(S)	6 Month JPY LIBOR(2)(S)	—	2,854	2,854
JPY	29,665	11/08/27	0.273%(S)	6 Month JPY LIBOR(1)(S)	—	(89)	(89)
JPY	29,250	01/11/28	0.351%(S)	6 Month JPY LIBOR(1)(S)	—	(1,888)	(1,888)

A290

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
JPY	20,505	01/30/48	1.013%(S)	6 Month JPY LIBOR(1)(S)	$ —	$ (12,829)	$ (12,829)
NZD	407	09/08/27	3.055%(S)	3 Month BBR(1)(Q)	—	(1,061)	(1,061)
NZD	203	09/08/27	3.070%(S)	3 Month BBR(1)(Q)	—	(708)	(708)
NZD	200	09/08/27	3.067%(S)	3 Month BBR(1)(Q)	—	(667)	(667)
	1,340	11/15/19	1.882%(S)	3 Month LIBOR(2)(Q)	—	(6,665)	(6,665)
	1,345	11/24/19	1.938%(S)	3 Month LIBOR(2)(Q)	—	(4,953)	(4,953)
	2,250	03/31/20	2.703%(S)	3 Month LIBOR(2)(Q)	—	3,517	3,517
	220	03/27/21	2.851%(S)	3 Month LIBOR(1)(Q)	—	(254)	(254)
	200	04/01/21	2.763%(S)	3 Month LIBOR(2)(Q)	—	(110)	(110)
	200	04/01/21	2.763%(S)	3 Month LIBOR(2)(Q)	—	(112)	(112)
	400	11/15/27	2.966%(S)	3 Month LIBOR(1)(Q)	—	(6,196)	(6,196)
	710	03/23/28	2.978%(S)	3 Month LIBOR(1)(Q)	—	(10,402)	(10,402)
	80	03/27/28	2.917%(S)	3 Month LIBOR(2)(Q)	—	730	730

					$ 140	$ (53,322)	$ (53,462)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CNH	2,191	02/12/23	3.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$5,135	$—	$5,135	Bank of America
CNH	989	02/12/23	3.960%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,211	—	2,211	Goldman Sachs & Co.

					$7,346	$—	$7,346

Cash of $461,690, $30,000, $1,594,000 and $882,000 have been segregated with Barclays Capital Group, Citigroup Global Markets, Credit Suisse First Boston Corp. and Goldman Sachs & Co., respectively, to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Deutsche Bank AG	05/03/18	5,789	Pay or receive quarterly variable payments on the MSCI US REIT Index and pay quarterly variable payments based on 3 Month LIBOR	$ 121,759	$ —	$ 121,759

A291

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Deutsche Bank AG	06/10/19	3,101	Pay or receive quarterly variable payments on the MSCI US REIT Index and pay quarterly variable payments based on 3 Month LIBOR plus 35 bps	$91,484	$—	$91,484
Deutsche Bank AG	06/13/18	221,687	Pay or receive quarterly variable payments on the MSCI US REIT Index and pay quarterly variable payments based on 3 Month LIBOR plus 45 bps	774,988	—	774,988
Deutsche Bank AG	08/08/18	8,980	Pay or receive quarterly variable payments on the MSCI US REIT Index and pay quarterly variable payments based on 3 Month LIBOR plus 55 bps	189,703	—	189,703
JPMorgan Chase	08/31/18	123,271	Pay or receive quarterly variable payments on the market movement of Bloomberg Commodity Index and pay quarterly variable payments based on 3 Month Treasury Yield	(947,120)	—	(947,120)
JPMorgan Chase	01/10/19	11,398	Pay or receive quarterly variable payments on the MSCI US REIT Index and pay quarterly variable payments based on 3 Month LIBOR plus 50 bps	(526,812)	—	(526,812)

				$(295,998)	$—	$(295,998)

(1)   Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$528,512,684	$339,965,739	$556,691
Preferred Stocks	4,778,250	181,889	3,580,781
Unaffiliated Exchange Traded Funds	1,053,394	—	—
Asset-Backed Securities
Automobiles	—	63,874,650	—
Collateralized Loan Obligations	—	8,856,614	—
Consumer Loans	—	29,108,876	2,169,615
Credit Cards	—	3,384,647	—
Other	—	2,618,060	—
Residential Mortgage-Backed Securities	—	118,471	—
Student Loans	—	2,604,753	—
Bank Loans	—	35,505,086	3,275,209
Commercial Mortgage-Backed Securities	—	25,209,563	—
Convertible Bond	—	241,763	—
Corporate Bonds	—	610,854,855	—
Municipal Bonds	—	3,417,545	—

A292

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Residential Mortgage-Backed Securities	$—	$34,088,989	$—
Sovereign Bonds	—	7,414,224	—
U.S. Government Agency Obligations	—	216,039,436	—
U.S. Treasury Obligations	—	49,654,726	—
Affiliated Mutual Funds	625,197,924	—	—
Options Purchased	—	78,463	—
Options Written	—	(99,375)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(16,353,701)	—
Futures Contracts	(1,769,367)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	189,708	—
OTC Cross Currency Exchange Contracts	—	2,913	—
Centrally Cleared Credit Default Swap Agreements	—	4,667	—
OTC Credit Default Swap Agreements	—	2,149	—
Centrally Cleared Inflation Swap Agreements	—	221,278	—
OTC Inflation Swap Agreements	—	18,008	—
Centrally Cleared Interest Rate Swap Agreements	—	(53,462)	—
OTC Interest Rate Swap Agreements	—	7,346	—
OTC Total Return Swap Agreements	—	(295,998)	—

Total	$1,157,772,885	$1,416,861,882	$9,582,296

*	Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A293

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.6%

ASSET-BACKED SECURITIES — 23.1%

Automobiles — 12.9%
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3	1.870%		08/18/21	490	$485,910
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 144A	2.110%		03/15/28	3,156	3,145,617
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%		06/15/28	2,948	2,931,889
Chesapeake Funding II LLC, Series 2017-3A, Class A1, 144A	1.910%		08/15/29	4,700	4,663,847
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 144A	2.120%		11/15/29	3,990	3,941,088
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	6,380	6,364,701
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	6,160	6,108,116
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	2,350	2,337,481
Credit Acceptance Auto Loan Trust 2018-1, Series 2018-1A, Class A, 144A	3.010%		02/16/27	2,350	2,335,018
Drive Auto Receivables Trust, Series 2017-2, Class B	2.250%		06/15/21	890	887,735
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 144A	1.770%		01/15/20	67	67,450
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, 144A	2.090%		02/22/21	3,300	3,290,211
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	2,210	2,198,763
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 144A	2.040%		02/22/22	1,710	1,690,893
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	754	750,061
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 144A	2.600%		07/20/22	550	547,495
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	1,810	1,791,726
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A1	1.760%		02/15/21	2,139	2,122,312
Ford Credit Floorplan Master Owner Trust, Series 2015-5, Class A	2.390%		08/15/22	2,235	2,211,529
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	1,800	1,778,612
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	2,603	2,588,008
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 144A	1.810%		03/15/21	2,585	2,564,491
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4	1.750%		12/15/21	4,310	4,276,823
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1 Month LIBOR + 0.700%, 144A	2.477%	(c)	05/17/21	3,250	3,268,901
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4	1.790%		01/17/22	3,900	3,857,749
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2	1.540%		06/15/21	3,380	3,335,263
Nissan Master Owner Trust Receivables, Series 2017-C, Class A, 1 Month LIBOR + 0.320%	2.097%	(c)	10/17/22	3,100	3,100,620

A294

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Prestige Auto Receivables Trust, Series 2017-1A, Class A3, 144A	2.050%		10/15/21	3,695	$3,660,743
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3	1.770%		09/15/20	440	438,620
Toyota Auto Receivables 2018-A Owner Trust, Series 2018-A, Class A3	2.350%		05/16/22	2,690	2,670,965
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 144A	1.590%		05/20/25	284	282,709
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 144A	1.880%		04/20/26	450	445,802

					80,141,148

Collateralized Debt Obligation — 0.2%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 1 Month LIBOR + 1.700%, 144A	3.477%	(c)	09/15/26	1,150	1,151,806

Collateralized Loan Obligations — 3.1%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 3 Month LIBOR + 1.100%, 144A	2.822%	(c)	07/15/26	1,760	1,764,626
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.772%	(c)	04/16/27	950	950,715
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-4RA, Class A, 3 Month LIBOR + 1.050%, 144A	2.810%	(c)	01/28/31	2,000	2,003,762
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 0.890%, 144A	2.650%	(c)	10/29/25	2,083	2,083,160
BSPRT Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1 Month LIBOR + 1.350%, 144A	3.127%	(c)	06/15/27	1,180	1,183,851
CIFC Funding Ltd. (Cayman Islands), Series 2015-5A, Class A1, 3 Month LIBOR + 1.550%, 144A	3.295%	(c)	10/25/27	2,325	2,326,876
GoldenTree Loan Opportunities Ltd. (Cayman Islands), Series 2013-7A, Class A, 3 Month LIBOR + 1.150%, 144A	2.895%	(c)	04/25/25	160	159,910
Mountain Hawk CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 3 Month LIBOR + 1.160%, 144A	2.905%	(c)	07/22/24	585	584,966
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	2,455	2,454,575
Oaktree CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	2.965%	(c)	10/20/26	1,000	1,001,622
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	2.951%	(c)	10/17/27	5,000	5,011,439

					19,525,502

Credit Cards — 0.9%
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	3,322	3,268,330

A295

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,500	$2,495,513

					5,763,843

Equipment — 0.6%
CNH Equipment Trust, Series 2016-B, Class A3	1.630%		08/15/21	2,300	2,277,997
John Deere Owner Trust, Series 2017-B, Class A3	1.820%		10/15/21	1,245	1,226,147

					3,504,144

Home Equity Loans — 0.3%
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2, 1 Month LIBOR + 0.700%	2.572%	(c)	07/25/32	3	2,437
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2, 1 Month LIBOR + 0.740%	2.612%	(c)	08/25/32	97	88,040
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000%	(cc)	12/25/57	1,432	1,455,796
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A, 1 Month LIBOR + 0.360%	2.232%	(c)	11/25/34	100	93,415

					1,639,688

Other — 1.1%
BSPRT Issuer Ltd. (Cayman Islands), Series 2018-FL3, Class A, 1 Month LIBOR + 1.050%, 144A	2.736%	(c)	03/15/28	1,960	1,956,942
PFS Financing Corp., Series 2016-BA, Class A, 144A	1.870%		10/15/21	650	640,271
PFS Financing Corp., Series 2017-AA, Class A, 1 Month LIBOR + 0.580%, 144A	2.357%	(c)	03/15/21	2,980	2,981,730
PFS Financing Corp., Series 2018-B, Class A, 144A	2.890%		02/15/23	1,060	1,053,882

					6,632,825

Residential Mortgage-Backed Securities — 0.8%
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A1, 1 Month LIBOR + 0.120%, 144A	1.992%	(c)	07/25/37	585	386,670
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(cc)	04/25/57	2,754	2,714,969
Towd Point Mortgage Trust, Series 2016-3, Class A1, 144A	2.250%	(cc)	04/25/56	1,713	1,685,675

					4,787,314

Student Loans — 3.2%
Navient Private Education Loan Trust, Series 2014-AA, Class A2A, 144A	2.740%		02/15/29	1,693	1,665,047
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 144A	2.650%		12/15/28	1,662	1,649,079
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 Month LIBOR + 1.200%, 144A	2.977%	(c)	12/15/28	753	768,198
SLC Student Loan Trust, Series 2006-2, Class A5, 3 Month LIBOR + 0.100%	2.224%	(c)	09/15/26	1,408	1,405,014

A296

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, 3 Month LIBOR + 0.400%	2.524%	(c)	06/15/33	4,678	$4,594,472
SLM Private Education Loan Trust, Series 2012-A, Class A2, 144A	3.830%		01/17/45	399	402,262
SLM Private Education Loan Trust, Series 2012-B, Class A2, 144A	3.480%		10/15/30	114	114,514
SLM Student Loan Trust, Series 2005-3, Class A5, 3 Month LIBOR + 0.090%	1.835%	(c)	10/25/24	955	954,227
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%		05/15/31	1,405	1,383,918
SMB Private Education Loan Trust, Series 2017-A, Class A1, 1 Month LIBOR + 0.450%, 144A	2.227%	(c)	06/17/24	2,019	2,020,294
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	1,513	1,499,284
SoFi Professional Loan Program LLC, Series 2016-A, Class A2, 144A	2.760%		12/26/36	898	890,395
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 144A	2.360%		12/27/32	500	485,938
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A, 144A	1.530%		04/25/33	412	409,845
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B, 144A	2.340%		04/25/33	450	436,998
Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 144A	2.950%		02/25/42	890	877,886

					19,557,371

TOTAL ASSET-BACKED SECURITIES (cost $143,654,732)					142,703,641

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.2%
AOA Mortgage Trust, Series 2015-1177, Class A, 144A	2.957%		12/13/29	1,689	1,673,863
Banc of America Commercial Mortgage Trust 2016-UBS10, Series 2016-UB10, Class A2	2.723%		07/15/49	2,150	2,131,010
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class E, 144A	5.156%		09/15/27	1,580	1,635,651
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class F, 144A	5.195%		09/15/27	1,250	1,294,455
BWAY Mortgage Trust, Series 2013-1515, Class A1, 144A	2.809%		03/10/33	1,316	1,300,137
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 144A	3.531%		10/15/34	1,182	1,193,135
CD Mortgage Trust, Series 2006-CD3, Class AM .	5.648%		10/15/48	5,016	5,186,559
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1 Month LIBOR + 0.790%, 144A	2.567%	(c)	07/15/32	1,260	1,261,184
Citigroup Commercial Mortgage Trust 2016-SMPL, Series 2016-SMPL, Class A, 144A	2.228%		09/10/31	1,190	1,153,656
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.655%	(cc)	06/10/44	1,320	1,343,046
Commercial Mortgage Trust, Series 2012-CR4, Class ASB	2.436%		10/15/45	1,381	1,366,670
Commercial Mortgage Trust, Series 2013-CR10, Class ASB	3.795%		08/10/46	3,095	3,160,036

A297

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-CR17, Class ASB	3.598%		05/10/47	3,150	$3,212,607
Commercial Mortgage Trust, Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A	2.568%	(c)	02/13/32	2,500	2,501,588
Commercial Mortgage Trust, Series 2014-UBS3, Class ASB	3.367%		06/10/47	1,815	1,832,262
Commercial Mortgage Trust, Series 2014-UBS5, Class ASB	3.548%		09/10/47	800	812,613
Commercial Mortgage Trust, Series 2015-CR23, Class A2	2.852%		05/10/48	3,200	3,201,736
Commercial Mortgage Trust, Series 2015-CR24, Class ASB	3.445%		08/10/48	1,005	1,016,856
Core Industrial Trust, Series 2015-CALW, Class A, 144A	3.040%		02/10/34	4,600	4,597,672
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class G, 144A	5.686%	(cc)	02/15/39	125	123,825
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.807%	(cc)	01/15/49	1,786	179,078
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ05, Class A2	2.158%		10/25/21	1,541	1,505,706
FHLMC Multifamily Structured Pass-Through Certificates, Series KP03, Class A2	1.780%		07/25/19	2,343	2,322,955
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	0.978%	(cc)	01/25/26	6,321	383,962
GRACE Mortgage Trust, Series 2014-GRCE, Class A, 144A	3.369%		06/10/28	2,505	2,531,005
Great Wolf Trust, Series 2017-WOLF, Class A, 1 Month LIBOR + 0.850%, 144A	2.777%	(c)	09/15/34	790	790,741
GS Mortgage Securities Corp., Series 2013-KING, Class A, 144A	2.706%		12/10/27	2,674	2,665,370
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4	3.377%		05/10/45	2,604	2,630,086
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB .	2.554%		04/15/46	2,745	2,714,523
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO	0.913%	(cc)	09/15/47	12,044	530,062
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB	3.657%		09/15/47	765	778,640
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	3,030	3,021,621
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%		07/15/48	1,750	1,752,185
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4	3.483%		06/15/45	1,180	1,189,735
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, IO	0.811%	(cc)	12/15/49	5,945	255,489
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	2,754	2,753,647
Madison Avenue Trust, Series 2013-650M, Class A, 144A	3.843%		10/12/32	5,000	5,097,229
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class ASB	3.323%		10/15/48	1,385	1,392,546
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, IO	0.765%	(cc)	12/15/49	4,951	244,975
RAIT Trust, Series 2017-FL7, Class A, 1 Month LIBOR + 0.950%, 144A	2.727%	(c)	06/15/37	803	802,815

A298

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 1 Month LIBOR + 0.800%, 144A	2.586%	(c)	07/15/34	1,110	$1,109,531
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB	2.687%		03/10/46	980	975,189
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB	3.477%		08/15/50	1,545	1,564,241
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%		09/15/57	8,000	7,973,370
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class ASB	2.654%		05/15/45	1,000	993,009
WFRBS Commercial Mortgage Trust 2014-C21, Series 2014-C21, Class ASB	3.393%		08/15/47	1,605	1,621,853

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $89,836,033)					87,778,124

CORPORATE BONDS — 37.0%

Aerospace & Defense — 0.1%
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.080%		10/15/20	380	371,850

Agriculture — 0.9%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297%		08/14/20	3,105	3,044,298
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750%		06/15/20	715	708,894
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%		06/12/20	820	820,079
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.875%		05/01/20	1,020	1,093,924

					5,667,195

Airlines — 0.8%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%		12/04/20	155	152,085
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	863	857,377
Gol Finance, Inc. (Brazil), Gtd. Notes, 144A	7.000%		01/31/25	40	39,350
US Airways 2011-1 Class B Pass-Through Trust, Pass-Through Certificates	9.750%		04/22/20	2,565	2,659,926
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%		04/01/21	1,019	1,077,616

					4,786,354

Auto Manufacturers — 2.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.500%		07/05/19	1,485	1,459,912
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.262%		03/28/19	2,000	1,986,104
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.681%		01/09/20	1,125	1,115,537
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	445	444,812
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/13/20	2,845	2,837,375
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21	845	837,686
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.150%		02/26/20	570	559,588
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	1.750%		09/27/19	505	494,296
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A(a)	2.400%		10/30/18	485	483,601

A299

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.500%		03/18/19		65	$64,602
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%		04/03/20		640	630,044
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.000%		03/08/19		1,220	1,210,798
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.250%		01/13/20		480	474,227
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.650%		05/22/18		1,881	1,878,348
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.125%		05/23/19		1,500	1,490,117

						15,967,047

Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22		284	287,550

Banks — 13.5%
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, MTN	2.250%		11/09/20		755	739,950
Banco Hipotecario SA (Argentina), Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000% (Cap N/A%, Floor 17.000%), 144A	26.771%	(c)	11/07/22	ARS	1,483	72,838
Bank of America Corp., Sr. Unsec’d. Notes	2.738%		01/23/22		743	732,553
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.250%		04/21/20		600	591,268
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.328%		10/01/21		820	801,864
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.881%		04/24/23		2,085	2,041,595
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.124%		01/20/23		1,205	1,192,947
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.500%		07/18/19		2,415	2,373,798
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, MTN	4.500%		06/22/20	EUR	67	85,862
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.700%		07/20/22		1,360	1,324,665
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23		555	550,181
Barclays PLC (United Kingdom), Sub. Notes	4.375%		09/11/24		1,705	1,665,520
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.625%		06/29/20		595	590,016
BNP Paribas SA (France), Certificate of Deposit, 3 Month LIBOR + 0.250%	2.545%	(c)	12/28/18		1,500	1,499,888
BNP Paribas SA (France), Gtd. Notes, MTN	2.700%		08/20/18		780	780,727
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.950%		05/23/22		1,460	1,431,065
BPCE SA (France), Gtd. Notes, MTN, 144A	3.000%		05/22/22		250	244,859
BPCE SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.750%		01/11/23		1,240	1,196,983
Capital One NA, Sr. Unsec’d. Notes	2.350%		08/17/18		2,100	2,097,635
Capital One NA, Sr. Unsec’d. Notes	2.350%		01/31/20		1,005	988,721
Citigroup, Inc., Sr. Unsec’d. Notes	2.450%		01/10/20		390	386,376
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22		240	233,787
Citigroup, Inc., Sr. Unsec’d. Notes	2.876%		07/24/23		1,490	1,449,853
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%		03/02/20		720	707,664
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18		1,160	1,156,001
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.300%		05/28/19		1,512	1,502,364

A300

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.574%		01/09/23	1,885	$1,873,840
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.150%		01/22/21	1,035	1,019,569
Discover Bank, Sr. Unsec’d. Notes	3.350%		02/06/23	590	580,635
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	2.000%		05/28/20	1,495	1,470,431
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.875%		07/27/20	296	295,425
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		12/27/20	305	300,438
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.000%		04/26/22	2,040	2,003,129
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.950%		05/25/21	465	460,347
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.262%		03/13/23	3,220	3,178,131
Huntington National Bank (The), Sr. Unsec’d. Notes	2.375%		03/10/20	1,140	1,124,021
Huntington National Bank (The), Sr. Unsec’d. Notes	2.875%		08/20/20	1,455	1,447,358
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.150%		03/29/22	615	606,671
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375%		01/12/23	310	302,634
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	708	698,334
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	3,170	3,139,186
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.776%		04/25/23	1,360	1,328,306
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	200	207,516
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	2.295%		08/15/21	2,000	1,944,575
KeyBank NA, Sr. Unsec’d. Notes	2.250%		03/16/20	1,450	1,431,197
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	1.875%		06/30/20	2,860	2,820,262
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%		11/04/24	1,615	1,624,099
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.950%		03/01/21	380	377,608
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.953%		02/28/22	1,290	1,268,167
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%		05/19/22	710	692,406
Morgan Stanley, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%	2.675%	(c)	07/22/22	1,835	1,841,955
National Australia Bank Ltd. (Australia), Covered Bonds, 144A	2.400%		12/07/21	5,500	5,400,772
Royal Bank of Canada (Canada), Certificate of Deposit, 3 Month LIBOR + 0.280%	2.551%	(c)	03/22/19	3,000	2,999,705
Royal Bank of Canada (Canada), Covered Bonds	2.100%		10/14/20	3,335	3,276,561
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.700%		03/28/22	695	696,466
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		08/05/21	1,400	1,370,902
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373%		01/05/24	565	552,720
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.846%		01/11/22	1,925	1,892,608
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	2.250%		03/15/21	2,760	2,710,599

A301

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A(a)	2.500%	01/18/23	1,500	$1,475,000
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375%	08/14/19	305	302,769
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	400	387,827
UBS Group Funding Switzerland AG
(Switzerland), Gtd. Notes, 144A	2.859%	08/15/23	910	879,640
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.625%	07/22/22	2,090	2,021,644
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	1.600%	08/19/19	1,185	1,166,209

				83,608,642

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	1,755	1,741,255

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes(a)	2.200%	05/11/20	815	803,502
Amgen, Inc., Sr. Unsec’d. Notes	2.650%	05/11/22	185	180,509
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550%	09/01/20	1,120	1,110,960

				2,094,971

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	375	384,715

Computers — 0.8%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	250	256,442
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	2,697	2,699,770
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100%	10/04/19	975	962,151
NetApp, Inc., Sr. Unsec’d. Notes	2.000%	09/27/19	1,070	1,053,427

				4,971,790

Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.500%	05/26/22	510	502,391
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.250%	07/01/20	450	457,943
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%	05/15/21	275	281,692
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	10/30/20	675	694,795
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	07/01/22	1,100	1,127,657
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	5.000%	10/01/21	500	520,466
Air Lease Corp., Sr. Unsec’d. Notes	2.625%	09/04/18	645	644,286
American Express Co., Sr. Unsec’d. Notes	2.500%	08/01/22	970	935,653
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%	06/05/19	625	620,711
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	1.250%	09/20/19	3,000	2,943,303
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%	11/30/24	628	644,822
E*TRADE Financial Corp., Sr. Unsec’d. Notes	2.950%	08/24/22	210	204,426

A302

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%		11/15/20	1,585	$1,550,065
International Lease Finance Corp., Sr. Unsec’d. Notes	4.625%		04/15/21	732	755,527
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	2.518%	(s)	12/23/10	4,200	168,000
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	345	344,232
Tarjeta Naranja SA (Argentina), Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500% (Cap N/A, Floor 15.000%), 144A	26.563%	(c)	04/11/22	66	55,440

					12,451,409

Electric — 1.0%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes, 144A	2.375%		01/15/21	275	270,375
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.500%		09/01/22	710	688,070
Dominion Energy, Inc., Jr. Sub. Notes	2.579%		07/01/20	325	320,895
Duke Energy Corp., Sr. Unsec’d. Notes	1.800%		09/01/21	1,095	1,042,277
Duke Energy Corp., Sr. Unsec’d. Notes	2.400%		08/15/22	420	403,311
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	660	652,042
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%		05/25/22	415	405,007
Eversource Energy, Sr. Unsec’d. Notes	2.750%		03/15/22	110	107,815
Exelon Corp., Sr. Unsec’d. Notes	2.450%		04/15/21	625	610,841
FirstEnergy Corp., Sr. Unsec’d. Notes	2.850%		07/15/22	557	540,688
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%		01/20/22	76	81,863
ITC Holdings Corp., Sr. Unsec’d. Notes, 144A	2.700%		11/15/22	290	281,391
Sempra Energy, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.209%	(c)	01/15/21	805	805,590

					6,210,165

Electronics — 0.1%
Amphenol Corp., Sr. Unsec’d. Notes	2.200%		04/01/20	855	842,804

Engineering & Construction — 0.0%
Cia Latinoamericana de Infraestructura & Servicios SA (Argentina), Gtd. Notes, 144A	9.500%		07/20/23	10	10,367

Foods — 0.5%
Kraft Heinz Foods Co., Gtd. Notes	2.800%		07/02/20	605	600,810
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A(a)	3.375%		10/21/20	2,225	2,243,846

					2,844,656

Healthcare-Products — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21	2,250	2,226,193
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.404%		06/05/20	780	764,901
Stryker Corp., Sr. Unsec’d. Notes	2.000%		03/08/19	790	784,763

					3,775,857

Healthcare-Services — 0.3%
Anthem, Inc., Sr. Unsec’d. Notes	2.500%		11/21/20	565	555,426
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19	1,000	1,003,800

					1,559,226

A303

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders — 0.2%
Lennar Corp., Gtd. Notes	4.500%	06/15/19	1,500	$1,505,625

Insurance — 0.3%
Aon PLC, Gtd. Notes	2.800%	03/15/21	485	479,963
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	566	602,320
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%	09/10/19	260	258,528
Willis North America, Inc., Gtd. Notes	3.600%	05/15/24	490	482,007
Willis Towers Watson PLC, Gtd. Notes	5.750%	03/15/21	282	300,121

				2,122,939

Internet — 0.2%
Baidu, Inc. (China), Sr. Unsec’d. Notes	2.875%	07/06/22	1,055	1,023,006

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	4.375%	01/11/22	262	268,812

Leisure Time — 0.1%
Carnival Corp., Gtd. Notes	3.950%	10/15/20	620	635,666

Lodging — 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	2.875%	03/01/21	345	341,786
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	10/15/21	1,050	1,040,960

				1,382,746

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.350%	01/08/21	505	497,137

Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.579%	07/23/20	445	446,253
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	1,205	1,230,895
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24	1,050	1,006,967
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21	475	488,434
NBCUniversal Media LLC, Gtd. Notes	5.150%	04/30/20	1,810	1,889,211
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	2,515	2,504,408
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	370	384,629
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	63	62,429
Viacom, Inc., Sr. Unsec’d. Notes	3.875%	12/15/21	425	430,604

				8,443,830

Mining — 0.1%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.125%	04/15/21	343	347,943

Multi-National — 1.2%
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, GMTN	0.875%	08/15/19	7,780	7,631,324

A304

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Office/Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	3.500%	08/20/20	675	$672,316
Xerox Corp., Sr. Unsec’d. Notes	3.625%	03/15/23	722	705,022

				1,377,338

Oil & Gas — 0.7%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	645	637,633
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.521%	01/15/20	310	308,207
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	600	593,947
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.350%	12/01/21	31	30,615
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	721	769,307
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/15	44	41,580
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	32	36,432
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.350%	02/12/28	221	217,994
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450%	01/15/21	736	740,580
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	820	844,854
Tecpetrol SA (Argentina), Gtd. Notes, 144A	4.875%	12/12/22	38	37,003
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%	04/04/24	42	46,809
YPF SA (Argentina), Sr. Unsec’d. Notes	8.750%	04/04/24	134	149,343
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	38	41,500

				4,495,804

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes(a)	2.773%	12/15/22	805	788,251

Packaging & Containers — 0.0%
WestRock Co., Gtd. Notes, 144A	3.750%	03/15/25	245	244,433

Pharmaceuticals — 2.3%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	2,210	2,181,404
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	185	180,712
Allergan Funding SCS, Gtd. Notes	2.450%	06/15/19	900	893,140
Allergan Funding SCS, Gtd. Notes	3.000%	03/12/20	2,845	2,830,331
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	815	808,032
CVS Health Corp., Sr. Unsec’d. Notes	3.350%	03/09/21	775	779,218
CVS Health Corp., Sr. Unsec’d. Notes	3.700%	03/09/23	935	940,077
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	3,120	3,068,507
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	2,430	2,346,218

				14,027,639

Pipelines — 1.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	3.500%	12/01/22	535	525,753
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	460	482,448
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	5.200%	03/15/20	590	609,021
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	2.900%	07/15/22	580	562,690
Energy Transfer LP, Gtd. Notes	3.600%	02/01/23	370	360,668
Energy Transfer Partners LP, Gtd. Notes	4.150%	10/01/20	860	871,948
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	505	528,564
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	155	154,940

A305

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	1,880	$1,875,139
Kinder Morgan, Inc., Gtd. Notes	3.150%	01/15/23	500	486,572
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%	02/15/21	745	773,534
MPLX LP, Sr. Unsec’d. Notes	3.375%	03/15/23	400	395,240
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.500%	02/15/20	265	274,608
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800%	10/15/22	740	710,687
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/18	500	507,308
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	520	526,051

				9,645,171

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp., Sr. Unsec’d. Notes	3.400%	02/15/19	1,230	1,234,388
Crown Castle International Corp., Sr. Unsec’d. Notes	3.200%	09/01/24	705	675,949
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	700	735,448
National Retail Properties, Inc., Sr. Unsec’d. Notes	5.500%	07/15/21	326	347,605
Realty Income Corp., Sr. Unsec’d. Notes	3.250%	10/15/22	1,420	1,408,815

				4,402,205

Retail — 0.2%
Walgreen Co., Gtd. Notes	3.100%	09/15/22	760	744,251
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	660	656,789

				1,401,040

Semiconductors — 1.6%
Analog Devices, Inc., Sr. Unsec’d. Notes	2.500%	12/05/21	550	535,626
Analog Devices, Inc., Sr. Unsec’d. Notes	2.850%	03/12/20	5	4,992
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.375%	01/15/20	835	823,349
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000%	01/15/22	2,229	2,187,198
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	447	445,110
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	3,445	3,399,577
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875%	09/01/22	308	305,690
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/15/20	350	355,250
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	1,315	1,328,150
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.250%	05/20/20	230	226,179
QUALCOMM, Inc., Sr. Unsec’d. Notes	3.000%	05/20/22	340	334,931

				9,946,052

Software — 0.1%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22	475	479,204

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	2,290	2,303,676
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.820%	01/19/22	860	844,813

A306

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18	807	$832,219
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%		03/20/23	381	378,246
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	4.738%		09/20/29	565	567,119
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	2.946%		03/15/22	975	958,609

					5,884,682

Transportation — 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.450%		09/03/19	410	406,993

Trucking & Leasing — 0.7%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A	2.875%		01/20/22	835	817,781
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%		08/15/22	860	842,542
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	1,390	1,383,024
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%		07/17/18	1,000	1,000,395
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%		01/09/20	386	385,788

					4,429,530

TOTAL CORPORATE BONDS (cost $232,136,073)					228,963,223

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.0%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	21	21,441
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.664%	(cc)	04/25/22	367	367,148
Banc of America Funding Trust, Series 2004-A, Class 1A3	3.600%	(cc)	09/20/34	102	104,590
Banc of America Funding Trust, Series 2005-D, Class A1	3.608%	(cc)	05/25/35	140	146,460
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	580	495,092
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	3.827%	(cc)	04/25/33	32	32,301
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	3.808%	(cc)	01/25/34	145	148,238
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	3.794%	(cc)	02/25/34	133	134,715
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.578%	(cc)	11/25/34	2,003	1,802,574
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	3.500%	(cc)	01/25/36	1,505	1,485,379
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.100%	3.410%	(c)	09/25/35	245	247,959

A307

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.800%	2.830%	(c)	09/25/35	59		$57,571
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%	2.552%	(c)	02/25/35	391		378,259
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	367		371,161
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1, 1 Month LIBOR + 0.580%	2.452%	(c)	04/25/35	434		399,308
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.580%	(cc)	04/25/35	607		548,924
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	3.345%	(cc)	06/25/33	365		366,276
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%	2.722%	(c)	11/25/29	1,795		1,802,178
Fannie Mae REMICS, Series 1988-22, Class A, 11th District Cost of Funds Index (COFI Rate) + 1.250%.	2.027%	(c)	08/25/18	—	(r)	16
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	9		10,011
Fannie Mae REMICS, Series 2004-11, Class A, 1 Month LIBOR + 0.120%	1.992%	(c)	03/25/34	108		107,359
Fannie Mae REMICS, Series 2006-5, Class 3A2	3.465%	(cc)	05/25/35	101		106,299
Fannie Mae REMICS, Series 2013-133, Class NA	3.000%		05/25/36	2,588		2,599,399
Fannie Mae REMICS, Series 2015-10, Class KA	3.000%		07/25/40	1,225		1,219,239
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	902		1,022,686
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	594		671,398
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.601%	(c)	07/25/44	638		639,805
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.401%	(c)	10/25/44	2,260		2,287,815
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	1.661%	(c)	12/25/36	548		546,333
Freddie Mac REMICS, Series 4274, Class PN	3.500%		10/15/35	838		854,515
Freddie Mac REMICS, Series 4390, Class CA	3.500%		06/15/50	1,661		1,686,143
Freddie Mac REMICS, Series 4446, Class MA	3.500%		12/15/50	2,286		2,315,018
Freddie Mac REMICS, Series 4459, Class BN	3.000%		08/15/43	1,565		1,552,396
Freddie Mac REMICS, Series 4482, Class DH	3.000%		06/15/42	881		881,687
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A	4.023%	(cc)	06/25/34	81		81,988
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A	4.054%	(cc)	06/25/34	330		326,613
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1, 1 Month LIBOR + 0.460%	2.332%	(c)	06/25/45	288		263,925
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	3.111%	(cc)	06/25/34	39		38,451

A308

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	3.734%	(cc)	11/25/35		331	$306,650
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	3.886%	(cc)	08/19/34		593	585,711
JP Morgan Mortgage Trust 2018-1, Series 2018-1, Class A5, 144A	3.500%	(cc)	06/25/48		2,104	2,103,268
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	3.591%	(cc)	11/25/33		182	186,681
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	3.704%	(cc)	07/25/35		218	223,013
JPMorgan Mortgage Trust, Series 2016-2, Class A1, 144A	2.698%	(cc)	06/25/46		2,541	2,525,266
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A, 1 Month LIBOR + 1.000%	2.664%	(c)	10/25/35		339	323,222
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 144A	3.250%	(cc)	09/25/56		498	495,892
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34		74	73,456
Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 144A	5.065%	(cc)	01/25/34		187	180,308
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 1 Month LIBOR + 0.340%, 144A	2.212%	(c)	06/25/35		683	656,506
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 144A	4.000%	(cc)	12/25/47		1,698	1,720,314
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1, 1 Month LIBOR + 0.250%	2.058%	(c)	07/19/35		330	314,056
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A, 1 Month LIBOR + 0.460%.	2.332%	(c)	04/25/45		600	589,176
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%	2.283%	(c)	08/25/46		430	401,595
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	3.731%	(cc)	12/25/33		52	52,766
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	3.834%	(cc)	02/25/35		264	267,795

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $37,716,382)						37,126,345

SOVEREIGN BONDS — 2.1%
Argentina Bonar Bonds (Argentina), Bonds	8.750%		05/07/24		263	294,514
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	8.000%		10/08/20		131	144,004
Argentine Bonos del Tesoro (Argentina), Bonds	21.200%		09/19/18	ARS	1,486	72,786
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.500%		12/31/38		151	99,990
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.625%		01/26/22		140	142,030
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.875%		01/11/28		444	417,582
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.250%		04/22/19		190	195,225

A309

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%	06/28/17		56	$51,603
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21		200	207,000
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.750%	06/25/19	EUR	1,210	1,572,611
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.577%	02/21/23		400	405,680
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	5.750%	04/29/20		149	152,616
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	04/25/22		218	218,361
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	5.625%	05/15/23	IDR	3,142,000	224,795
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	6.125%	05/15/28	IDR	4,149,000	290,061
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%	05/15/27	IDR	929,000	68,591
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/24	IDR	4,222,000	335,044
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	09/15/26	IDR	749,000	60,048
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22		135	132,579
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24		75	72,188
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.650%	04/22/24		50	49,509
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.850%	03/23/27		163	157,531
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%	02/08/22		2,800	2,745,569
Republic of South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/31/36	ZAR	3,870	254,302
Russian Federal Bond (Russia), Bonds	6.400%	05/27/20	RUB	30,759	538,803
Russian Federal Bond (Russia), Bonds	6.500%	02/28/24	RUB	3,242	56,167
Russian Federal Bond (Russia), Bonds	7.400%	12/07/22	RUB	5,436	98,657
Russian Federal Bond (Russia), Bonds	7.500%	08/18/21	RUB	26,211	472,633
Russian Federal Bond (Russia), Bonds	7.600%	04/14/21	RUB	5,542	100,018
Russian Federal Bond (Russia), Bonds	7.750%	09/16/26	RUB	10,186	187,938
Russian Federal Bond (Russia), Bonds	8.150%	02/03/27	RUB	27,761	525,781
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	4.750%	05/27/26		200	206,643
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	5.250%	06/23/47		200	199,760
South Africa Government Bond (South Africa), Bonds	6.500%	02/28/41	ZAR	1,875	122,322
South Africa Government Bond (South Africa), Bonds	8.500%	01/31/37	ZAR	1,639	134,669
South Africa Government Bond (South Africa), Bonds	8.750%	02/28/48	ZAR	970	81,000
South Africa Government Bond (South Africa), Bonds	8.875%	02/28/35	ZAR	1,645	140,903
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500%	03/09/20		660	684,354
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%	05/30/22		100	107,366
Turkey Government Bond (Turkey), Bonds	11.000%	03/02/22	TRY	406	95,498
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		103	106,605

A310

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22	518	$548,662

TOTAL SOVEREIGN BONDS (cost $12,561,771)					12,771,998

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Mortgage Corp.	2.500%		11/01/27	3,440	3,393,863
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.401%	3.265%	(c)	07/01/29	19	19,912
Federal Home Loan Mortgage Corp.	3.500%		04/15/31	10,000	10,193,750
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.254%	3.549%	(c)	01/01/34	27	28,424
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.335%	3.585%	(c)	12/01/26	8	7,810
Federal National Mortgage Assoc.	2.500%		12/01/27	2,025	2,000,153
Federal National Mortgage Assoc.	2.500%		11/01/31	7,393	7,247,702
Federal National Mortgage Assoc.	2.500%		11/01/31	137	133,955
Federal National Mortgage Assoc.	2.500%		02/01/32	141	138,200
Federal National Mortgage Assoc.	2.500%		03/01/32	833	816,912
Federal National Mortgage Assoc.	2.500%		04/01/32	32	31,263
Federal National Mortgage Assoc.	2.500%		04/18/31	10,155	9,950,314
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%	2.677%	(c)	06/01/45	4,632	4,631,835
Federal National Mortgage Assoc.	3.000%		04/15/31	14,000	13,981,772
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.270%	3.145%	(c)	04/01/32	7	6,827
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%	3.151%	(c)	06/01/45	2,775	2,796,903
Federal National Mortgage Assoc., 6 Month LIBOR + 1.619%	3.216%	(c)	01/01/25	2	1,896
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.275%	3.525%	(c)	12/01/29	23	23,736
Federal National Mortgage Assoc.	4.000%		12/01/41	378	390,773
Federal National Mortgage Assoc.	4.000%		04/15/31	3,000	3,084,558
Federal National Mortgage Assoc.	4.500%		06/01/39	25	26,739
Federal National Mortgage Assoc.	4.500%		08/01/40	42	44,166
Federal National Mortgage Assoc.	4.500%		02/01/41	71	75,299
Federal National Mortgage Assoc.	4.500%		12/01/41	237	250,720
Federal National Mortgage Assoc.	4.500%		04/18/31	3,000	3,019,167
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	5.000%	(c)	04/01/24	3	2,932
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.375%	(c)	01/20/26	26	26,404
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.625%	(c)	05/20/24	28	28,565
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.625%	(c)	06/20/26	13	13,593
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.750%	(c)	07/20/24	3	3,513

A311

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.125%	(c)	11/20/29	57	$58,663

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $62,726,646)					62,430,319

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Notes	1.375%		02/28/19	8,000	7,945,938
U.S. Treasury Notes(h)	1.750%		11/15/20	35,100	34,552,934
U.S. Treasury Notes	2.250%		02/15/21	1,700	1,693,492

TOTAL U.S. TREASURY OBLIGATIONS (cost $44,576,784)					44,192,364

TOTAL LONG-TERM INVESTMENTS (cost $623,208,421)					615,966,014

				Shares

SHORT-TERM INVESTMENTS — 8.8%
AFFILIATED MUTUAL FUNDS — 8.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				43,492,102	43,492,102
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $5,914,953; includes $5,869,774 of cash collateral for securities on loan)(b)(w)				5,915,002	5,914,410

TOTAL AFFILIATED MUTUAL FUNDS (cost $49,407,055)					49,406,512

	Interest Rate		Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER — 0.2%
Enbridge, Inc.(cost 1,497,180)	— %	(p)	04/26/18	1,500	1,497,180

FOREIGN TREASURY OBLIGATIONS — 0.6%
Argentina Treasury Bill (Argentina)	25.599%	(s)	09/14/18	ARS 3,743	189,630
Brazil Letras do Tesouro Nacional (Brazil)	6.814%	(s)	01/01/19	BRL 1,372	397,148
Hyundai Capital America	— %	(p)	06/19/18	3,000	2,983,101

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $3,579,163)					3,569,879

OPTIONS PURCHASED~* — 0.0% (cost $232,889)					98,666

TOTAL SHORT-TERM INVESTMENTS (cost $54,716,287)					54,572,237

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.4% (cost $677,924,708)					670,538,251

A312

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value
OPTIONS WRITTEN~* — (0.1)% (premiums received $806,785)	$(773,756)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.3% (cost $677,117,923)	669,764,495
Liabilities in excess of other assets(z) — (8.3)%	(51,349,804)

NET ASSETS — 100.0%	$618,414,691

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,763,313; cash collateral of $5,869,774 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or portion thereof, segregated as collateral for OTC derivatives.

(p)	Interest rate not available as of March 31, 2018.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5 Year x 5 Year Interest Rate Swap, 01/20/27	Put	Deutsche Bank AG	01/18/22	3.35%	3 Month LIBOR(Q)	3.35%(S)	5,712	$ 88,944
10 Year x 10 Year Interest Rate Swap, 01/25/29	Put	Credit Suisse First Boston Corp.	01/23/19	1.38%	6 Month JPY LIBOR(S)	1.38%(S)	JPY 3,520,000	9,722

Total Options Purchased								$ 98,666

A313

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value
2 Year x 2 Year Interest Rate Swap, 02/25/22	Call	UBS AG	02/20/20	2.35%	3 Month LIBOR(Q)	2.35%(S)	84,560	$ (315,130)
2 Year x 2 Year Interest Rate Swap, 02/25/22	Put	UBS AG	02/21/20	3.35%	3.35%(S)	3 Month LIBOR(Q)	84,560	(278,703)
2 Year x 2 Year Interest Rate Swap, 03/04/21	Put	Citigroup Global Markets	02/28/19	3.10%	3.10%(S)	3 Month LIBOR(Q)	92,125	(179,923)

Total Options Written								$ (773,756)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
502	90 Day Euro Dollar	Dec. 2018	$122,368,775	$(274,075)
8	90 Day Euro Dollar	Mar. 2019	1,948,200	1,600
679	2 Year U.S. Treasury Notes	Jun. 2018	144,361,766	13,678

				(258,797)

Short Positions:
502	90 Day Euro Dollar	Dec. 2019	122,004,825	444,550
10	90 Day Euro Dollar	Jun. 2020	2,430,000	(3,625)
884	5 Year U.S. Treasury Notes	Jun. 2018	101,183,469	(300,000)
2	10 Year Euro-Bund.	Jun. 2018	392,342	(5,931)
172	10 Year U.S. Treasury Notes	Jun. 2018	20,836,187	(159,252)
81	10 Year U.S. Ultra Treasury Notes	Jun. 2018	10,518,609	(133,709)
1	20 Year U.S. Treasury Bonds	Jun. 2018	146,625	(4,507)
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	962,813	(28,590)

				(191,064)

				$(449,861)

Cash of $814,025 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/03/18	UBS AG	BRL	1,613	$496,600	$488,446	$—	$(8,154)
Expiring 04/03/18	UBS AG	BRL	25	7,800	7,672	—	(128)
Expiring 05/03/18	UBS AG	BRL	1,648	496,600	497,721	1,121	—
Expiring 05/03/18	UBS AG	BRL	26	7,800	7,818	18	—
Indonesian Rupiah,
Expiring 06/26/18	Deutsche Bank AG	IDR	9,380,174	677,000	676,482	—	(518)
Mexican Peso,
Expiring 05/15/18	Goldman Sachs & Co.	MXN	1,785	95,250	97,427	2,177	—
Expiring 05/15/18	JPMorgan Chase	MXN	1,750	95,250	95,546	296	—
Expiring 11/26/18	Hong Kong & Shanghai Bank	MXN	5,530	284,000	292,966	8,966	—

A314

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble,
Expiring 05/07/18	BNP Paribas	RUB	21,537	$376,000	$374,285	$—	$(1,715)
Turkish Lira,
Expiring 04/09/18	BNP Paribas	TRY	1,224	319,341	309,219	—	(10,122)
Expiring 04/09/18	BNP Paribas	TRY	1,224	319,341	309,219	—	(10,122)
Expiring 04/09/18	BNP Paribas	TRY	515	129,361	130,117	756	—
Expiring 04/09/18	BNP Paribas	TRY	490	127,000	123,851	—	(3,149)
Expiring 04/09/18	BNP Paribas	TRY	175	45,539	44,095	—	(1,444)
Expiring 04/09/18	Citigroup Global Markets	TRY	75	18,751	18,816	65	—
Expiring 04/09/18	Goldman Sachs & Co.	TRY	244	61,139	61,506	367	—
Expiring 04/09/18	JPMorgan Chase	TRY	816	212,807	206,146	—	(6,661)
Expiring 04/20/18	Goldman Sachs & Co.	TRY	371	93,000	93,371	371	—
Expiring 05/09/18	Goldman Sachs & Co.	TRY	509	127,000	127,412	412	—
Expiring 06/25/18	BNP Paribas	TRY	6,629	1,712,554	1,636,696	—	(75,858)
Expiring 06/25/18	BNP Paribas	TRY	4,905	1,314,520	1,211,066	—	(103,454)
Expiring 06/25/18	BNP Paribas	TRY	2,788	723,307	688,402	—	(34,905)
Expiring 08/20/18	BNP Paribas	TRY	2,707	696,307	656,878	—	(39,429)
Expiring 08/20/18	BNP Paribas	TRY	27	7,137	6,552	—	(585)

				$8,443,404	$8,161,709	14,549	(296,244)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/02/18	BNP Paribas	ARS	1,504	$70,000	$70,939	$—	$(939)
Expiring 09/14/18	BNP Paribas	ARS	2,800	125,000	127,165	—	(2,165)
Brazilian Real,
Expiring 04/03/18	UBS AG	BRL	1,643	496,600	497,535	—	(935)
Expiring 04/03/18	UBS AG	BRL	26	7,800	7,815	—	(15)
Euro,
Expiring 04/04/18	Bank of New York Mellon	EUR	1,158	1,419,248	1,425,468	—	(6,220)
Expiring 05/02/18	UBS AG	EUR	903	1,115,162	1,113,796	1,366	—
Expiring 05/09/18	Royal Bank of Scotland Group PLC	EUR	192	237,399	236,573	826	—
Expiring 05/18/18	JPMorgan Chase	EUR	119	147,452	147,248	204	—
Indonesian Rupiah,
Expiring 04/26/18	BNP Paribas	IDR	1,203,906	87,000	87,256	—	(256)
Expiring 04/26/18	Deutsche Bank AG	IDR	9,327,029	677,000	676,001	999	—
Expiring 04/26/18	UBS AG	IDR	1,314,515	95,000	95,273	—	(273)
Mexican Peso,
Expiring 04/04/18	Hong Kong & Shanghai Bank	MXN	976	51,606	53,636	—	(2,030)
Expiring 04/23/18	Hong Kong & Shanghai Bank	MXN	5,342	284,000	292,690	—	(8,690)
Expiring 05/15/18	Barclays Capital Group	MXN	3,609	190,500	197,043	—	(6,543)
Expiring 05/22/18	Barclays Capital Group	MXN	17	893	926	—	(33)
Russian Ruble,
Expiring 04/12/18	Deutsche Bank AG	RUB	80,270	1,389,818	1,399,007	—	(9,189)
Expiring 05/07/18	BNP Paribas	RUB	6,108	105,000	106,147	—	(1,147)
Expiring 05/07/18	Citigroup Global Markets	RUB	6,994	120,600	121,540	—	(940)
South African Rand,
Expiring 05/04/18	JPMorgan Chase	ZAR	1,845	155,305	155,071	234	—
Expiring 05/16/18	Deutsche Bank AG	ZAR	6,587	553,638	552,669	969	—

A315

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 04/09/18	BNP Paribas	TRY	1,757	$460,143	$443,747	$16,396	$—
Expiring 04/09/18	BNP Paribas	TRY	1,757	457,930	443,747	14,183	—
Expiring 04/09/18	BNP Paribas	TRY	735	190,500	185,777	4,723	—
Expiring 04/09/18	Goldman Sachs & Co.	TRY	505	127,000	127,457	—	(457)
Expiring 04/20/18	Goldman Sachs & Co.	TRY	119	29,500	29,863	—	(363)
Expiring 06/25/18	BNP Paribas	TRY	6,629	1,706,492	1,636,696	69,796	—
Expiring 06/25/18	Citigroup Global Markets	TRY	7,693	1,934,284	1,899,468	34,816	—
Expiring 08/20/18	BNP Paribas	TRY	1,154	283,929	279,898	4,031	—
Expiring 08/20/18	Citigroup Global Markets	TRY	889	220,501	215,594	4,907	—
Expiring 08/20/18	Citigroup Global Markets	TRY	692	171,667	167,939	3,728	—

				$12,910,967	$12,793,984	157,178	(40,195)

						$171,727	$(336,439)

Cross currency exchange contracts outstanding at March 31, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC cross currency exchange contracts:
06/20/18	Buy	CAD	1,016	EUR	630	$9,993	$—	Australia and New Zealand Banking Group
06/20/18	Buy	CAD	1,991	AUD	1,970	34,213	—	Hong Kong & Shanghai Bank
06/20/18	Buy	CAD	2,103	NZD	2,230	23,367	—	Royal Bank of Scotland Group PLC
06/20/18	Buy	CHF	754	EUR	645	—	(4,007)	Credit Suisse First Boston Corp.
06/20/18	Buy	EUR	1,280	CHF	1,497	7,485	—	Bank of New York Mellon
06/20/18	Buy	EUR	630	GBP	551	3,698	—	Barclays Capital Group
06/20/18	Buy	NZD	1,097	EUR	640	196	—	BNP Paribas
06/20/18	Buy	JPY	82,873	SEK	6,400	11,857	—	Barclays Capital Group
06/20/18	Buy	NOK	6,019	EUR	620	2,257	—	Bank of America
06/20/18	Buy	NOK	630	CAD	1,018	—	(11,574)	Citigroup Global Markets
06/20/18	Buy	NZD	1,120	JPY	85,216	3,832	—	Australia and New Zealand Banking Group
06/20/18	Buy	NOK	5,913	GBP	550	—	(18,109)	BNP Paribas
06/20/18	Buy	SEK	12,778	EUR	1,270	—	(32,507)	BNP Paribas

						$96,898	$(66,197)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Kingdom of Bahrain	06/20/23	1.000	%(Q)	45	2.810%	$3,694	$3,127	$567	JPMorgan Chase
Macys, Inc.	12/20/22	1.000	%(Q)	1,095	1.799%	37,442	38,787	(1,345)	JPMorgan Chase
Republic of Argentina	06/20/23	5.000	%(Q)	374	2.752%	(39,390)	(42,307)	2,917	Goldman Sachs & Co.
Republic of Brazil	06/20/23	1.000	%(Q)	93	1.626%	2,729	2,862	(133)	Barclays Capital Group

A316

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
Republic of Brazil	06/20/23	1.000	%(Q)	90	1.626%	$2,641	$2,476	$165	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000	%(Q)	72	1.626%	2,113	1,905	208	Deutsche Bank AG
Republic of Philippines	06/20/23	1.000	%(Q)	1,081	0.741%	(13,538)	(13,411)	(127)	JPMorgan Chase
Republic of South Africa	06/20/23	1.000	%(Q)	620	1.510%	14,915	15,418	(503)	Morgan Stanley
United Mexican States	06/20/23	1.000	%(Q)	159	1.086%	601	1,007	(406)	Citigroup Global Markets
United Mexican States	06/20/23	1.000	%(Q)	137	1.086%	517	825	(308)	Barclays Capital Group
United Mexican States	06/20/23	1.000	%(Q)	128	1.086%	483	805	(322)	Citigroup Global Markets
United Mexican States	06/20/23	1.000	%(Q)	65	1.086%	245	406	(161)	Barclays Capital Group

						$12,452	$11,900	$552

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Deutsche Bank AG	06/20/23	1.000	%(Q)	1,040	2.194%	$(75,886)	$(70,792)	$(5,094)	BNP Paribas
Nordstrom, Inc.	12/20/22	1.000	%(Q)	308	1.628%	(8,281)	(26,247)	17,966	JPMorgan Chase
Nordstrom, Inc.	12/20/22	1.000	%(Q)	134	1.628%	(3,603)	(9,863)	6,260	JPMorgan Chase
UniCredit SpA	06/20/23	1.000	%(Q)	867	1.994%	(53,091)	(54,359)	1,268	Bank of America
UniCredit SpA	06/20/23	1.000	%(Q)	768	1.994%	(47,029)	(48,152)	1,123	Bank of America

						$(187,890)	$(209,413)	$21,523

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.29.V1	12/20/22	5.000	%(Q)	8,255	$554,808	$550,679	$(4,129)
CDX.NA.IG.30.V1	06/20/23	1.000	%(Q)	5,052	79,331	85,206	5,875

					$634,139	$635,885	$1,746

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A317

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
MXN	41,263	01/28/19	7.361%(M)	28 Day Mexican Interbank Rate(1)(M)	$—	$9,380	$9,380
MXN	35,835	02/20/20	7.320%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(9,950)	(9,950)
MXN	34,320	04/29/20	7.160%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(17,165)	(17,165)
MXN	16,925	02/22/21	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)	—	4,077	4,077
MXN	6,107	03/07/22	7.480%(M)	28 Day Mexican Interbank Rate(2)(M)	—	1,023	1,023
MXN	6,107	03/07/22	7.470%(M)	28 Day Mexican Interbank Rate(2)(M)	—	905	905
MXN	2,420	10/07/22	7.130%(M)	28 Day Mexican Interbank Rate(1)(M)	—	1,341	1,341
MXN	978	10/10/22	7.140%(M)	28 Day Mexican Interbank Rate(1)(M)	—	518	518
MXN	3,217	10/14/22	7.105%(M)	29 Day Mexican Interbank Rate(1)(M)	(4)	1,933	1,937
MXN	2,441	10/14/22	7.110%(M)	28 Day Mexican Interbank Rate(1)(M)	(3)	1,440	1,443
PLN	477	03/06/28	2.955%(A)	6 Month WIBOR(1)(S)	—	(1,290)	(1,290)
PLN	474	06/20/28	3.005%(A)	6 Month WIBOR(1)(S)	—	(1,144)	(1,144)
	33,360	12/31/19	2.400%(S)	3 Month LIBOR(2)(Q)	—	(79,109)	(79,109)
	11,000	02/29/20	1.359%(S)	3 Month LIBOR(1)(Q)	—	250,301	250,301
	10,910	02/29/20	1.374%(S)	3 Month LIBOR(1)(Q)	—	245,202	245,202
	5,880	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	—	138,676	138,676

A318

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
	5,440	02/29/20	1.350%(S)	3 Month LIBOR(1)(Q)	$—	$124,952	$124,952
	5,440	02/29/20	1.320%(S)	3 Month LIBOR(1)(Q)	—	129,030	129,030
	4,840	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	—	114,107	114,107
	36,860	03/31/20	2.605%(S)	3 Month LIBOR(2)(Q)	—	(4,933)	(4,933)
	15,995	03/31/20	2.617%(S)	3 Month LIBOR(2)(Q)	—	1,233	1,233
	21,755	05/31/20	1.622%(S)	3 Month LIBOR(2)(Q)	—	(356,811)	(356,811)
	1,905	01/20/27	2.700%(S)	3 Month LIBOR(2)(Q)	—	(14,560)	(14,560)
ZAR	2,035	03/06/28	7.660%(Q)	3 Month JIBAR(1)(Q)	4	(451)	(455)
ZAR	2,005	03/06/28	7.640%(Q)	3 Month JIBAR(1)(Q)	4	(204)	(208)

					$1	$538,501	$538,500

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
BRL	4,144	01/02/19	9.250%(T)	1 Day BROIS(2)(T)	$ 39,746	$ —	$ 39,746	Citigroup Global Markets
BRL	3,934	01/02/19	9.275%(T)	1 Day BROIS(2)(T)	38,161	—	38,161	JPMorgan Chase
BRL	2,056	01/02/19	7.750%(T)	1 Day BROIS(1)(T)	(8,636)	—	(8,636)	Bank of America
BRL	2,047	01/02/19	8.000%(T)	1 Day BROIS(1)(T)	(10,475)	—	(10,475)	Citigroup Global Markets
BRL	2,186	01/02/20	7.780%(T)	1 Day BROIS(2)(T)	9,662	—	9,662	Citigroup Global Markets
BRL	1,455	01/02/20	7.700%(T)	1 DAY BROIS(2)(T)	5,771	—	5,771	Bank of America
BRL	1,057	01/02/20	7.820%(T)	1 Day BROIS(2)(T)	4,903	—	4,903	Citigroup Global Markets
BRL	913	01/04/21	9.135%(T)	1 Day BROIS(2)(T)	12,593	—	12,593	Bank of America
BRL	479	01/02/23	9.850%(T)	1 Day BROIS(2)(T)	9,709	—	9,709	Citigroup Global Markets
COP	319,124	02/12/23	5.360%(Q)	1 Day COOIS(1)(Q)	(886)	—	(886)	Citigroup Global Markets
COP	319,124	02/13/23	5.418%(Q)	1 Day COOIS(1)(Q)	(1,181)	—	(1,181)	Citigroup Global Markets
COP	325,070	02/14/23	5.400%(Q)	1 Day COOIS(1)(Q)	(1,103)	—	(1,103)	JPMorgan Chase
COP	325,070	02/15/23	5.410%(Q)	1 Day COOIS(1)(Q)	(1,005)	—	(1,005)	JPMorgan Chase
COP	640,230	02/23/23	5.400%(Q)	1 Day COOIS(1)(Q)	(2,076)	—	(2,076)	Citigroup Global Markets
COP	620,890	03/08/23	5.450%(Q)	1 Day COOIS(1)(Q)	(2,376)	—	(2,376)	Citigroup Global Markets
COP	62,089	03/09/23	5.470%(Q)	1 Day COOIS(1)(Q)	(242)	—	(242)	Citigroup Global Markets

A319

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
COP	239,625	03/12/23	5.450% (Q)	1 Day COOIS(1)(Q)	$(899)	$—	$(899)	Citigroup Global Markets
MXN	15,750	11/21/18	7.060% (M)	28 Day Mexican Interbank Rate(2)(M)	(4,800)	—	(4,800)	JPMorgan Chase
MXN	13,125	11/21/18	7.070% (M)	28 Day Mexican Interbank Rate(2)(M)	(3,949)	—	(3,949)	Citigroup Global Markets
MXN	22,400	11/28/18	6.980% (M)	28 Day Mexican Interbank Rate(2)(M)	(7,855)	—	(7,855)	Citigroup Global Markets
MXN	12,707	11/28/18	6.980% (M)	28 Day Mexican Interbank Rate(2)(M)	(4,583)	—	(4,583)	JPMorgan Chase
MXN	1,742	07/17/25	6.325% (M)	28 Day Mexican Interbank Rate(2)(M)	(6,359)	—	(6,359)	Citigroup Global Markets
MXN	5,260	08/06/25	6.330% (M)	28 Day Mexican Interbank Rate(2)(M)	(19,807)	(56)	(19,751)	Citigroup Global Markets
MXN	6,621	08/11/25	6.307% (M)	28 Day Mexican Interbank Rate(1)(M)	25,658	69	25,589	Deutsche Bank AG
MXN	1,784	08/11/25	6.310% (M)	28 Day Mexican Interbank Rate(1)(M)	6,895	18	6,877	Bank of America
MXN	1,784	08/11/25	6.310% (M)	28 Day Mexican Interbank Rate(1)(M)	6,895	18	6,877	Bank of America

					$83,761	$49	$83,712

Cash of $968,000 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$80,141,148	$—
Collateralized Debt Obligation	—	1,151,806	—
Collateralized Loan Obligations	—	19,525,502	—
Credit Cards	—	5,763,843	—
Equipment	—	3,504,144	—
Home Equity Loans	—	1,639,688	—
Other	—	6,632,825	—
Residential Mortgage-Backed Securities	—	4,787,314	—
Student Loans	—	19,557,371	—

A320

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Commercial Mortgage-Backed Securities	$—	$87,778,124	$—
Corporate Bonds	—	228,963,223	—
Residential Mortgage-Backed Securities	—	37,126,345	—
Sovereign Bonds	—	12,771,998	—
U.S. Government Agency Obligations	—	62,430,319	—
U.S. Treasury Obligations	—	44,192,364	—
Affiliated Mutual Funds	49,406,512	—	—
Commercial Paper	—	1,497,180	—
Foreign Treasury Obligations	—	3,569,879	—
Options Purchased	—	98,666	—
Options Written	—	(773,756)	—
Other Financial Instruments*
Futures Contracts	(449,861)	—	—
OTC Forward Foreign Currency Contracts	—	(164,712)	—
OTC Cross Currency Exchange Contracts	—	30,701	—
Centrally Cleared Credit Default Swap Agreements	—	1,746	—
OTC Credit Default Swap Agreements	—	(175,438)	—
Centrally Cleared Interest Rate Swap Agreements	—	538,500	—
OTC Interest Rate Swap Agreements	—	83,761	—

Total	$48,956,651	$620,672,541	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2, and Level 3 to report.

A321

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.3%

UNAFFILIATED EXCHANGE TRADED FUNDS
Global X MLP ETF(a)	166,658	$1,414,926
iShares 0-5 Year High Yield Corporate Bond ETF	75,354	3,525,814
iShares 10+ Year Credit Bond ETF	43,293	2,610,568
iShares 1-3 Year Credit Bond ETF	43,786	4,544,987
iShares CMBS ETF(a)	22,019	1,108,877
iShares Core Dividend Growth ETF	16,577	561,960
iShares Core High Dividend ETF	17,710	1,496,141
iShares Emerging Markets Dividend ETF	17,325	751,385
iShares Floating Rate Bond ETF	32,636	1,662,151
iShares iBoxx $ High Yield Corporate Bond ETF(a)	103,845	8,893,286
iShares Intermediate Credit Bond ETF	13,813	1,481,306
iShares International Developed Real Estate ETF	18,941	563,116
iShares International Select Dividend ETF(a)	39,710	1,310,826
iShares MSCI Eurozone ETF(a)	56,177	2,435,273
iShares U.S. Preferred Stock ETF(a)	98,789	3,710,515
iShares U.S. Real Estate ETF	7,487	565,044

TOTAL LONG-TERM INVESTMENTS (cost $36,586,588)		36,636,175

SHORT-TERM INVESTMENTS — 29.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	480	480
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $10,688,269; includes $10,668,059 of cash collateral for securities on loan)(b)(w)	10,688,413	10,687,344

Futures contracts outstanding at March 31, 2018:

Value
TOTAL SHORT-TERM INVESTMENTS (cost $10,688,749)	$10,687,824

TOTAL INVESTMENTS — 128.3% (cost $47,275,337)	47,323,999
Liabilities in excess of other assets(z) — (28.3)%	(10,431,489)

NET ASSETS — 100.0%	$36,892,510

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,463,532; cash collateral of $10,668,059 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolio 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
7	10 Year U.S. Ultra Treasury Notes	Jun. 2018	$909,016	$ 16,839
Short Positions:
12	2 Year U.S. Treasury Notes	Jun. 2018	2,551,313	(1,440)
17	5 Year U.S. Treasury Notes	Jun. 2018	1,945,836	(9,372)
4	10 Year U.S. Treasury Notes	Jun. 2018	484,563	(5,250)
4	20 Year U.S. Treasury Bonds	Jun. 2018	586,499	(17,312)
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	962,813	(39,776)
19	Euro Currency	Jun. 2018	2,935,144	10,162
				(62,988)
				$ (46,149)

Cash and foreign currency of $82,075 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2018.

A322

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$36,636,175	$—	$—
Affiliated Mutual Funds	10,687,824	—	—
Other Financial Instruments*
Futures Contracts	(46,149)	—	—

Total	$47,277,850	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A323

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 102.9%

ASSET-BACKED SECURITIES — 10.6%

Automobiles — 1.2%
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C	2.510%	01/08/21	12,535	$12,532,359
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B	2.110%	01/08/21	570	568,285
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C	2.880%	07/08/21	360	360,650
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	2,000	1,978,315
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%	06/20/22	2,885	2,869,135
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 144A	2.720%	11/20/22	3,890	3,816,322
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 144A	3.070%	09/20/23	2,870	2,841,596
California Republic Auto Receivables Trust, Series 2015-4, Class A3, 144A	2.040%	01/15/20	236	236,370
CPS Auto Receivables Trust, Series 2015-B, Class A, 144A	1.650%	11/15/19	264	263,553
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%	08/16/21	4,045	4,056,447
CPS Auto Trust, Series 2017-A, Class B, 144A	2.680%	05/17/21	2,070	2,061,526
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%	11/15/23	1,825	1,820,624
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%	04/15/24	1,570	1,556,776
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%	10/15/25	1,345	1,337,835
Drive Auto Receivables Trust, Series 2016-BA, Class B, 144A	2.560%	06/15/20	86	85,789
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A	3.190%	07/15/22	1,805	1,809,581
Drive Auto Receivables Trust, Series 2017-1, Class B	2.360%	03/15/21	775	772,859
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%	01/15/21	645	644,634
Drive Auto Receivables Trust, Series 2017-AA, Class C, 144A	2.980%	01/18/22	885	885,287
Drive Auto Receivables Trust, Series 2017-BA, Class B, 144A	2.200%	05/15/20	332	331,726
DT Auto Owner Trust, Series 2017-1A, Class A, 144A	1.560%	06/15/20	150	150,294
DT Auto Owner Trust, Series 2017-2A, Class A, 144A	1.720%	05/15/20	301	300,410
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%	07/15/20	29	29,371
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 144A	1.960%	03/15/21	446	444,320
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 144A	1.690%	04/15/21	279	277,845
Flagship Credit Auto Trust, Series 2016-1, Class A, 144A	2.770%	12/15/20	827	827,044
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%	11/15/19	2,002	2,001,302

				44,860,255

A324

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations — 4.9%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 3 Month LIBOR + 1.100%, 144A	2.822%	(c)	07/15/26	950	$952,497
Allegro CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.130%, 144A	2.861%	(c)	01/17/31	730	732,606
ALM Ltd. (Cayman Islands), Series 2012-5A, Class A1R3, 3 Month LIBOR + 0.910%, 144A	2.644%	(c)	10/18/27	850	850,504
ALM Ltd. (Cayman Islands), Series 2012-6A, Class A2RR, 3 Month LIBOR + 1.600%, 144A .	3.322%	(c)	07/15/26	277	277,172
ALM Ltd., Series 2014-11A, Class A1R, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	10/17/26	2,971	2,972,448
ALM Ltd. (Cayman Islands), Series 2015-12A, Class BR, 3 Month LIBOR + 2.050%, 144A	3.772%	(c)	04/16/27	370	370,251
ALM Ltd./ALM LLC (Cayman Islands), Series 2015-16A, Class BR, 3 Month LIBOR + 2.050%, 144A	3.772%	(c)	07/15/27	410	410,226
AMMC CLO Ltd. (Cayman Islands), Series 2013-12A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.011%	(c)	11/10/30	500	502,140
AMMC CLO Ltd. (Cayman Islands), Series 2013-13A, Class A1LR, 3 Month LIBOR + 1.260%, 144A	3.001%	(c)	07/24/29	590	593,188
AMMC CLO Ltd. (Cayman Islands), Series 2016-18A, Class AL1, 3 Month LIBOR + 1.570%, 144A	3.514%	(c)	05/26/28	1,290	1,291,548
AMMC CLO Ltd. (Cayman Islands), Series 2016-19A, Class C, 3 Month LIBOR + 2.800%, 144A	4.522%	(c)	10/15/28	180	181,480
AMMC CLO Ltd. (Cayman Islands), Series 2017-21A, Class A, 3 Month LIBOR + 1.250%, 144A	3.028%	(c)	11/02/30	250	251,239
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2018-1RA, Class A1, 3 Month LIBOR + 0.990%, 144A	3.192%	(c)	04/13/31	1,570	1,569,999
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.250%, 144A	2.970%	(c)	10/13/30	490	492,388
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class A, 3 Month LIBOR + 1.050%, 144A	2.810%	(c)	01/28/31	380	380,714
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class B, 3 Month LIBOR + 1.500%, 144A	3.260%	(c)	01/28/31	440	440,085
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class C, 3 Month LIBOR + 1.850%, 144A	3.610%	(c)	01/28/31	250	249,602
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-4RA, Class C, 3 Month LIBOR + 1.850%, 144A	3.610%	(c)	01/28/31	650	650,443
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5RA, Class B, 3 Month LIBOR + 1.450%, 144A	3.172%	(c)	01/15/30	1,420	1,421,774
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5RA, Class C, 3 Month LIBOR + 1.850%, 144A	3.572%	(c)	01/15/30	640	641,499

A325

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	2.992%	(c)	07/15/30	1,030	$1,035,512
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-7A, Class AR, 3 Month LIBOR + 0.960%, 144A	2.682%	(c)	10/15/27	4,290	4,291,809
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-7A, Class B1R, 3 Month LIBOR + 1.300%, 144A	3.022%	(c)	10/15/27	650	650,314
Apidos CLO (Cayman Islands), Series 2013-12A, Class AR, 3 Month LIBOR + 1.080%, 144A	3.118%	(c)	04/15/31	7,670	7,693,424
Apidos CLO (Cayman Islands), Series 2013-15A, Class A1R, 3 Month LIBOR + 1.100%, 144A	2.845%	(c)	10/20/25	402	402,232
Apidos CLO (Cayman Islands), Series 2013-15A, Class A1RR	1.302%		04/20/31	500	499,719
Apidos CLO (Cayman Islands), Series 2013-16A, Class A1R, 3 Month LIBOR + 0.980%, 144A	2.719%	(c)	01/19/25	1,949	1,951,300
Apidos CLO (Cayman Islands), Series 2014-18A, Class A1R, 3 Month LIBOR + 1.120%, 144A	2.865%	(c)	07/22/26	250	250,131
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands), Series 2015-FL2A, Class A, 1 Month LIBOR + 1.750%, 144A	3.527%	(c)	09/15/25	560	564,262
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands), Series 2017-FL3, Class A, 1 Month LIBOR + 0.990%, 144A	2.767%	(c)	12/15/27	700	699,999
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 1 Month LIBOR + 1.700%, 144A	3.477%	(c)	09/15/26	950	951,492
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL2, Class A, 1 Month LIBOR + 0.990%, 144A	2.767%	(c)	08/15/27	330	329,814
Ares CLO Ltd. (Cayman Islands), Series 2013-3A, Class B1R, 3 Month LIBOR + 1.500%, 144A	3.231%	(c)	10/17/24	490	490,107
Ares CLO Ltd. (Cayman Islands), Series 2013-3A, Class C1R, 3 Month LIBOR + 2.100%, 144A	3.831%	(c)	10/17/24	420	420,385
Ares CLO Ltd. (Cayman Islands), Series 2015-1A, Class A2R, 3 Month LIBOR + 1.950%, 144A	3.975%	(c)	12/05/25	330	332,382
ARI Investments LLC^	0.001%		01/06/25	1,070	1,069,999
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 3 Month LIBOR + 0.980%, 144A	2.819%	(c)	02/17/26	2,000	2,000,809
Atrium (Cayman Islands), Series 10A, Class B1R, 3 Month LIBOR + 1.450%, 144A	3.172%	(c)	07/16/25	900	900,178
Atrium (Cayman Islands), Series 10A, Class CR, 3 Month LIBOR + 1.950%, 144A	3.672%	(c)	07/16/25	260	260,247
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3 Month LIBOR + 0.980%, 144A	2.711%	(c)	07/17/26	690	689,990
Avery Point CLO Ltd. (Cayman Islands), Series 2015-7A, Class A1, 3 Month LIBOR + 1.500%, 144A	3.222%	(c)	01/15/28	460	462,195
Babson CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 1.190%, 144A	2.935%	(c)	10/20/30	520	522,813
Babson CLO Ltd. (Cayman Islands), Series 2015-IA, Class AR, 3 Month LIBOR + 0.990%, 144A	2.718%	(c)	01/20/31	390	390,534

A326

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Babson CLO Ltd. (Cayman Islands), Series 2015-IA, Class BR, 3 Month LIBOR + 1.400%, 144A	3.128%	(c)	01/20/31	250	$250,098
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.590%, 144A	3.312%	(c)	10/15/28	440	445,117
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIA, Class A1R, 3 Month LIBOR + 1.240%, 144A	2.974%	(c)	10/18/29	2,210	2,220,416
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIA, Class A2R, 3 Month LIBOR + 1.720%, 144A	3.454%	(c)	10/18/29	623	627,068
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 1.180%, 144A	2.925%	(c)	10/22/30	560	562,942
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class CR, 3 Month LIBOR + 1.900%, 144A	3.660%	(c)	10/29/25	620	621,111
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.010%, 144A	2.732%	(c)	04/15/25	1,870	1,871,223
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.260%, 144A	3.027%	(c)	04/30/26	600	600,167
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 0.930%, 144A	2.675%	(c)	07/20/26	250	250,043
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 3 Month LIBOR + 1.350%, 144A	3.334%	(c)	11/30/26	730	729,982
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 3 Month LIBOR + 1.480%, 144A	3.225%	(c)	10/20/27	4,000	3,999,940
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1R, 3 Month LIBOR + 1.000%, 144A	3.295%	(c)	04/20/31	4,250	4,249,999
Bowman Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.100%	(c)	11/23/25	650	651,467
BSPRT Issuer Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1 Month LIBOR + 1.350%, 144A	3.127%	(c)	06/15/27	790	792,578
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 3 Month LIBOR + 0.250%, 144A	2.374%	(c)	12/15/20	96	95,897
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1RR, 3 Month LIBOR + 1.000%, 144A	2.722%	(c)	01/15/31	370	370,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%	3.310%	(c)	04/17/31	560	560,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-1A, Class CR, 3 Month LIBOR + 2.000%, 144A	3.745%	(c)	04/20/27	250	250,221
CBAM Ltd. (Cayman Islands), Series 2017-2A, Class B1, 3 Month LIBOR + 1.750%, 144A	3.141%	(c)	10/17/29	590	592,132
CBAM Ltd. (Cayman Islands), Series 2017-3A, Class A, 3 Month LIBOR + 1.230%, 144A	2.599%	(c)	10/17/29	720	724,262

A327

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands), Series 2017-3A, Class B1, 3 Month LIBOR + 1.700%, 144A	3.069%	(c)	10/17/29	250	$251,858
Cedar Funding CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 3 Month LIBOR + 1.230%, 144A	2.975%	(c)	07/23/30	550	552,236
Cedar Funding CLO Ltd. (Cayman Islands), Series 2016-5A, Class A1, 3 Month LIBOR + 1.610%, 144A	3.341%	(c)	07/17/28	850	851,536
Cedar Funding CLO Ltd. (Cayman Islands), Series 2017-8A, Class A1, 3 Month LIBOR + 1.250%, 144A	2.981%	(c)	10/17/30	3,018	3,039,937
Cedar Funding CLO Ltd. (Cayman Islands), Series 2017-8A, Class B, 3 Month LIBOR + 1.700%, 144A	3.431%	(c)	10/17/30	560	563,817
Cedar Funding CLO Ltd. (Cayman Islands), Series 2018-9A, Class A1, 3 Month LIBOR + 0.980%, 144A	3.228%	(c)	04/20/31	840	840,000
CIFC Funding Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 3 Month LIBOR + 1.210%, 144A	2.944%	(c)	10/18/30	1,260	1,265,902
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1R, 3 Month LIBOR + 1.500%, 144A	3.456%	(c)	11/27/24	1,140	1,140,906
CIFC Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.100%, 144A	2.894%	(c)	01/18/31	1,780	1,786,734
CIFC Funding Ltd. (Cayman Islands), Series 2014-2A, Class A1LR, 3 Month LIBOR + 1.200%, 144A	3.144%	(c)	05/24/26	3,399	3,402,151
CIFC Funding Ltd. (Cayman Islands), Series 2014-3A, Class C1R, 3 Month LIBOR + 1.900%, 144A	3.645%	(c)	07/22/26	310	310,169
CIFC Funding Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 3 Month LIBOR + 1.380%, 144A	3.111%	(c)	10/17/26	1,450	1,450,474
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.400%, 144A	3.131%	(c)	01/17/27	3,185	3,186,155
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class CR, 3 Month LIBOR + 2.700%, 144A	4.431%	(c)	01/17/27	250	250,215
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	2.855%	(c)	01/22/31	370	372,652
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 0.780%, 144A	2.502%	(c)	04/15/27	650	649,820
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class CR, 3 Month LIBOR + 1.700%, 144A	3.422%	(c)	04/15/27	850	850,461
Elevation CLO Ltd. (Cayman Islands), Series 2017-8A, Class A1, 3 Month LIBOR + 1.160%, 144A	3.088%	(c)	10/25/30	430	429,149
Galaxy CLO Ltd. (Cayman Islands), Series 2013-15A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.922%	(c)	10/15/30	1,010	1,014,086

A328

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
GoldenTree Loan Opportunities Ltd. (Cayman Islands), Series 2015-11A, Class AR2, 3 Month LIBOR + 1.070%, 144A	2.804%	(c)	01/18/31	500	$501,392
Greystone Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL1A, Class A, 1 Month LIBOR + 1.550%, 144A	3.327%	(c)	03/15/27	250	250,065
Greywolf CLO Ltd. (Cayman Islands), Series 2014-2A, Class BR, 3 Month LIBOR + 2.350%, 144A	4.081%	(c)	01/17/27	250	250,249
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-5A, Class C1R, 3 Month LIBOR + 2.100%, 144A	3.860%	(c)	01/29/26	380	380,600
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-5A, Class C2R, 3 Month LIBOR + 2.100%, 144A	3.860%	(c)	01/29/26	250	250,394
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 3 Month LIBOR + 1.000%, 144A	2.845%	(c)	02/05/31	4,400	4,410,437
LCM LP (Cayman Islands), Series 14A, Class A, 3 Month LIBOR + 1.150%, 144A	2.872%	(c)	07/15/25	176	175,755
LCM LP (Cayman Islands), Series 18A, Class B1, 3 Month LIBOR + 2.300%, 144A	4.045%	(c)	04/20/27	610	610,673
LCM LP (Cayman Islands), Series 18A, Class C1, 3 Month LIBOR + 3.150%, 144A	4.895%	(c)	04/20/27	250	250,354
LCM Ltd. (Cayman Islands), Series 26A, Class A1, 3 Month LIBOR + 1.070%, 144A	2.996%	(c)	01/20/31	1,510	1,517,997
Madison Park Funding Ltd. (Cayman Islands), Series 2014-14A, Class A2R, 3 Month LIBOR + 1.120%, 144A	2.865%	(c)	07/20/26	7,670	7,676,915
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class A1R, 3 Month LIBOR + 1.190%, 144A	2.935%	(c)	10/21/30	2,950	2,966,022
Madison Park Funding Ltd. (Cayman Islands), Series 2017-26A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.960%	(c)	07/29/30	1,220	1,226,971
Marble Point CLO XI Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.180%, 144A	2.793%	(c)	12/18/30	490	492,393
Mountain Hawk CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 3 Month LIBOR + 2.180%, 144A	3.925%	(c)	01/20/24	740	741,073
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.995%	(c)	10/20/30	590	592,828
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	250	249,957
Neuberger Berman Loan Advisers CLO (Cayman Islands), Series 2017-26A, Class A, 3 Month LIBOR + 1.170%, 144A	2.562%	(c)	10/18/30	650	652,443
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	2.835%	(c)	04/26/31	500	501,818
OCP CLO Ltd. (Cayman Islands), Series 2015-10A, Class A1R, 3 Month LIBOR + 0.820%, 144A	2.573%	(c)	10/26/27	160	159,947

A329

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A	2.982%	(c)	07/15/30	1,910	$1,930,760
Octagon Investment Partners 24 Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	2.792%	(c)	05/21/27	2,720	2,721,249
Octagon Investment Partners 24 Ltd. (Cayman Islands), Series 2015-1A, Class A2AR, 3 Month LIBOR + 1.350%, 144A	3.242%	(c)	05/21/27	1,810	1,812,933
Octagon Investment Partners 33 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.190%, 144A	2.591%	(c)	01/20/31	260	260,649
Octagon Investment Partners Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 3 Month LIBOR + 1.000%, 144A	2.800%	(c)	01/25/31	1,990	1,991,776
Octagon Investment Partners Ltd. (Cayman Islands), Series 2018-18A, Class A1A, 3 Month LIBOR + 0.960%, 144A	3.252%	(c)	04/16/31	1,250	1,250,000
OFSI Fund Ltd. (Cayman Islands), Series 2014-6A, Class A2R, 3 Month LIBOR + 1.130%, 144A	2.861%	(c)	03/20/25	2,265	2,261,316
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.865%	(c)	04/20/25	2,032	2,035,563
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-9A, Class A1R, 3 Month LIBOR + 1.010%, 144A	2.755%	(c)	10/20/25	1,191	1,191,288
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 3 Month LIBOR + 1.440%, 144A	3.207%	(c)	10/30/27	6,943	6,944,130
OZLM Funding Ltd. (Cayman Islands), Series 2013-3A, Class BR, 3 Month LIBOR + 3.000%, 144A	4.745%	(c)	01/22/29	2,250	2,277,316
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A	2.995%	(c)	10/22/30	290	291,493
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A2R, 3 Month LIBOR + 1.700%, 144A	3.445%	(c)	10/22/30	380	382,210
OZLM Ltd. (Cayman Islands), Series 2014-6A, Class BR, 3 Month LIBOR + 2.700%, 144A	4.431%	(c)	04/17/26	300	299,996
OZLM Ltd. (Cayman Islands), Series 2014-7A, Class A1AR, 3 Month LIBOR + 1.150%, 144A	2.881%	(c)	07/17/26	1,900	1,901,104
OZLM Ltd. (Cayman Islands), Series 2014-7A, Class A1BR, 3 Month LIBOR + 1.150%, 144A	2.881%	(c)	07/17/26	250	250,875
OZLM Ltd. (Cayman Islands), Series 2014-7A, Class B1R, 3 Month LIBOR + 2.250%, 144A	3.981%	(c)	07/17/26	350	350,288
OZLM Ltd. (Cayman Islands), Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A	2.861%	(c)	10/17/26	680	681,198
OZLM Ltd. (Cayman Islands), Series 2014-9A, Class CR, 3 Month LIBOR + 3.550%, 144A	5.295%	(c)	01/20/27	990	992,044
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.017%	(c)	10/30/30	3,070	3,088,071
OZLM Ltd. (Cayman Islands), Series 2015-12A, Class A1, 3 Month LIBOR + 1.450%, 144A	3.217%	(c)	04/30/27	1,000	1,000,119
OZLM Ltd. (Cayman Islands), Series 2015-14A, Class B1, 3 Month LIBOR + 3.150%, 144A	4.872%	(c)	01/15/29	330	330,275

A330

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), Series 2017-19A, Class A1, 3 Month LIBOR + 1.220%, 144A	2.590%	(c)	11/22/30	400	$402,744
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	2.951%	(c)	10/17/27	440	441,007
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class BR, 3 Month LIBOR + 2.250%, 144A	3.981%	(c)	10/17/27	250	250,811
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	2.861%	(c)	01/17/31	250	251,487
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 0.740%, 144A	2.462%	(c)	10/15/25	2,161	2,160,929
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class A2, 3 Month LIBOR + 1.300%, 144A	3.022%	(c)	10/15/25	1,280	1,282,117
Parallel Ltd. (Cayman Islands), Series 2015-1A, Class C1R, 3 Month LIBOR + 1.750%, 144A	3.495%	(c)	07/20/27	250	250,185
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A2, 3 Month LIBOR + 1.700%, 144A	3.113%	(c)	11/14/29	580	582,219
Race Point CLO Ltd. (Cayman Islands), Series 2016-10A, Class A, 3 Month LIBOR + 1.600%, 144A	3.345%	(c)	07/25/28	1,360	1,363,700
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.370%, 144A	3.092%	(c)	04/15/29	2,050	2,061,053
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class B, 3 Month LIBOR + 1.800%, 144A	3.522%	(c)	04/15/29	870	874,127
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-2A, Class B, 3 Month LIBOR + 1.750%, 144A	3.472%	(c)	10/15/29	920	926,527
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-3A, Class A, 3 Month LIBOR + 1.190%, 144A	2.859%	(c)	10/20/30	850	851,110
RR 3 Ltd. (Cayman Islands), Series 2018-3A, Class A1R2, 3 Month LIBOR + 1.090%, 144A	2.802%	(c)	01/15/30	4,880	4,898,406
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.120%, 144A	2.842%	(c)	07/15/30	660	662,918
Sound Point CLO Ltd. (Cayman Islands), Series 2013-3A, Class CR, 3 Month LIBOR + 2.250%, 144A	3.995%	(c)	01/21/26	390	390,582
Sound Point CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A	3.395%	(c)	07/20/28	1,410	1,415,848
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A	3.405%	(c)	10/20/28	740	743,787
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class A, 3 Month LIBOR + 1.530%, 144A	3.275%	(c)	01/23/29	1,830	1,840,536
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class C, 3 Month LIBOR + 2.650%, 144A	4.395%	(c)	01/23/29	250	251,752

A331

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 3 Month LIBOR + 1.120%, 144A	2.864%	(c)	01/21/31	730	$733,220
Sound Point CLO Ltd. (Cayman Islands), Series 2017-4A, Class B, 3 Month LIBOR + 1.800%, 144A	3.544%	(c)	01/21/31	500	497,954
Steele Creek CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A	2.884%	(c)	01/15/30	370	369,470
TCI-Flatiron CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.200%, 144A	2.827%	(c)	11/17/30	630	632,901
TIAA CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A	3.025%	(c)	04/20/29	510	512,109
TICP CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.925%	(c)	01/20/27	764	764,483
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.550%	(c)	07/20/27	1,000	1,000,134
Venture CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 3 Month LIBOR + 1.220%, 144A	2.942%	(c)	10/15/29	2,365	2,375,441
Venture CLO Ltd. (Cayman Islands), Series 2014-17A, Class B2R, 3 Month LIBOR + 1.600%, 144A	3.322%	(c)	07/15/26	540	540,421
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class BR, 3 Month LIBOR + 2.000%, 144A	3.722%	(c)	01/15/27	450	450,590
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.784%	(c)	01/18/26	1,310	1,312,257
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2R, 3 Month LIBOR + 1.500%, 144A	3.234%	(c)	01/18/26	450	449,948
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 3 Month LIBOR + 0.720%, 144A	2.465%	(c)	07/25/26	590	589,995
Voya CLO Ltd. (Cayman Islands), Series 2014-4A, Class BR, 3 Month LIBOR + 2.000%, 144A	3.722%	(c)	10/14/26	290	290,173
Voya CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 3 Month LIBOR + 1.130%, 144A	2.510%	(c)	10/15/30	610	613,510
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A	3.065%	(c)	04/20/29	490	492,446
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.881%	(c)	01/17/31	820	823,135
York CLO Ltd. (Cayman Islands), Series 2014-1A, Class CR, 3 Month LIBOR + 2.350%, 144A	4.095%	(c)	01/22/27	250	250,311
York CLO Ltd. (Cayman Islands), Series 2016-1A, Class BR, 3 Month LIBOR + 1.750%, 144A	3.495%	(c)	10/20/29	490	492,498

					177,960,148

A332

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans — 0.7%
Lendmark Funding Trust, Series 2017-1A, Class A, 144A	2.830%		12/22/25	3,080	$3,058,243
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	4,972	4,982,624
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,808,827
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,522,424
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,370	1,367,916
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	3,320	3,350,811
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	3,520	3,545,058
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	2,196	2,192,578
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,610,441

					26,438,922

Credit Cards — 0.2%
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,590,342
World Financial Network Credit Card Master Trust, Series 2012-C, Class C	4.550%		08/15/22	810	816,393
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,845	1,791,343
World Financial Network Credit Card Master Trust, Series 2016-C, Class A	1.720%		08/15/23	2,805	2,758,336

					7,956,414

Home Equity Loans — 0.6%
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, 1 Month LIBOR + 0.650%, 144A	2.948%	(c)	05/28/39	150	75,120
Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, 1 Month LIBOR + 1.000%, 144A^	2.877%	(c)	02/28/40	660	628,178
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 1 Month LIBOR + 1.000%, 144A	2.877%	(c)	12/28/40	363	335,887
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE3, Class 1A4, 1 Month LIBOR + 0.350%	2.222%	(c)	04/25/37	1,550	1,221,173
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1 Month LIBOR + 1.200%	3.072%	(c)	01/25/36	58	56,749
BNC Mortgage Loan Trust, Series 2007-2, Class A2, 1 Month LIBOR + 0.100%	1.972%	(c)	05/25/37	18	17,760
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, 1 Month LIBOR + 0.200%.	2.072%	(c)	05/25/37	1,645	1,199,916
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, 1 Month LIBOR + 0.270%	2.142%	(c)	05/25/37	747	549,920

A333

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4Q1B, 1 Month LIBOR + 0.300%, 144A	2.077%	(c)	12/15/33	315	$292,905
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5F1A, 1 Month LIBOR + 0.240%, 144A	2.017%	(c)	12/15/35	348	326,486
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 1A, 1 Month LIBOR + 0.150%	1.927%	(c)	11/15/36	527	428,003
EMC Mortgage Loan Trust, Series 2001-A, Class A, 1 Month LIBOR + 0.740%, 144A	2.612%	(c)	05/25/40	884	824,456
GSAA Home Equity Trust, Series 2007-2, Class AF3	5.917%	(cc)	03/25/37	138	56,539
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 1 Month LIBOR + 2.030%	3.896%	(c)	07/25/34	173	174,375
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, 1 Month LIBOR + 0.270%	2.142%	(c)	05/25/36	290	274,491
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5	6.410%		07/25/36	259	132,301
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6	6.000%		07/25/36	195	99,316
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2C, 1 Month LIBOR + 1.250%.	3.122%	(c)	07/25/37	8,600	7,465,865
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, 1 Month LIBOR + 0.130%	2.002%	(c)	11/25/36	2,924	1,866,036
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%	2.052%	(c)	06/25/37	95	94,011
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1	5.866%		01/25/37	769	725,163
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1	5.820%		03/25/37	2,858	2,817,397
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 1 Month LIBOR + 0.190%, 144A	2.062%	(c)	11/25/36	633	393,077
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%	2.122%	(c)	04/25/37	2,021	1,114,268
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A4, 1 Month LIBOR + 0.360%	2.232%	(c)	04/25/37	215	119,837
Yale Mortgage Loan Trust, Series 2007-1, Class A, 1 Month LIBOR + 0.400%, 144A	2.272%	(c)	06/25/37	557	247,411

					21,536,640

Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 144A	5.590%	(s)	08/15/30	419	300,346
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1	7.935%	(cc)	12/10/25	680	483,754
Conseco Finance Securitizations Corp., Series 2000-4, Class A5	7.970%		05/01/32	1,371	686,721

A334

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Manufactured Housing (cont’d.)
Conseco Finance Securitizations Corp., Series 2000-5, Class A6	7.960%		05/01/31	590	$381,193
Conseco Finance Securitizations Corp., Series 2000-5, Class A7	8.200%		05/01/31	1,077	714,158
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2	5.260%	(cc)	01/15/19	219	171,066
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1	7.820%	(cc)	03/15/32	206	203,242
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, 1 Month LIBOR + 1.200%, 144A	2.977%	(c)	10/15/37	600	597,998

					3,538,478

Other — 0.4%
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	211	208,228
BSPRT Issuer Ltd. (Cayman Islands), Series 2018-FL3, Class A, 1 Month LIBOR + 1.050%, 144A	2.736%	(c)	03/15/28	780	778,783
Colony American Finance Ltd. (Cayman Islands), Series 2015-1, Class A, 144A	2.896%		10/15/47	4,557	4,532,306
Colony American Homes, Series 2015-1A, Class A, 1 Month LIBOR + 1.200%, 144A	2.918%	(c)	07/17/32	727	729,392
Invitation Homes Trust, Series 2015-SFR3, Class A, 1 Month LIBOR + 1.300%, 144A	3.050%	(c)	08/17/32	916	916,738
Invitation Homes Trust, Series 2015-SFR3, Class E, 1 Month LIBOR + 3.750%, 144A	5.500%	(c)	08/17/32	370	371,143
Invitation Homes Trust, Series 2018-SFR1, Class E, 1 Month LIBOR + 2.000%, 144A	3.808%	(c)	03/17/37	310	313,973
Invitation Homes Trust, Series 2018-SFR1, Class F, 1 Month LIBOR + 2.500%, 144A	4.308%	(c)	03/17/37	250	252,981
Litigation Fee Residual Funding Trust, Series 2015-1, Class A^	4.000%		10/30/27	1,382	1,376,897
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	630	623,896
Progress Residential Trust, Series 2016-SFR1, Class A, 1 Month LIBOR + 1.500%, 144A	3.308%	(c)	09/17/33	1,020	1,026,293
Progress Residential Trust, Series 2016-SFR1, Class E, 1 Month LIBOR + 3.850%, 144A	5.658%	(c)	09/17/33	710	720,188
Progress Residential Trust, Series 2017-SFR1, Class A, 144A	2.768%		08/17/34	539	531,301
Progress Residential Trust, Series 2018-SFR1, Class E, 144A	4.380%		03/17/35	140	140,431
Progress Residential Trust, Series 2018-SFR1, Class F, 144A	4.778%		03/17/35	100	100,353
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL, 1 Month LIBOR + 1.800%	3.672%	(c)	10/25/46	290	292,550
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M1	3.661%	(cc)	10/25/46	100	98,720
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M2	4.458%	(cc)	10/25/46	100	97,085
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M3	5.498%	(cc)	10/25/46	100	97,398
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M4	7.226%	(cc)	10/25/46	100	104,912

					13,313,568

A335

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities — 2.2%
Ajax Mortgage Loan Trust, Series 2016-1, Class A, 144A	4.250%		07/25/47	514	$506,492
Ajax Mortgage Loan Trust, Series 2016-B, Class A, 144A	4.000%		09/25/65	721	723,788
Ajax Mortgage Loan Trust, Series 2016-C, Class A, 144A	4.000%		10/25/57	489	490,665
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 144A	3.750%		12/25/57	2,293	2,281,594
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 144A^	0.001%	(cc)	12/25/57	1,738	1,068,733
Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 144A	4.000%		04/28/55	1,155	1,175,164
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 144A	3.000%	(cc)	03/28/57	578	570,256
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 144A	3.500%	(cc)	05/28/69	3,140	3,163,385
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 144A	4.000%	(cc)	10/28/64	1,831	1,859,926
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 144A	4.000%	(cc)	06/28/54	581	589,930
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 144A	4.000%	(cc)	11/28/53	733	751,531
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1, 1 Month LIBOR + 0.550%	2.422%	(c)	06/25/36	5,100	5,012,323
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 1 Month LIBOR + 0.160%	2.032%	(c)	10/25/36	776	569,801
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A3, 1 Month LIBOR + 0.150%	2.022%	(c)	06/25/36	198	195,365
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, 1 Month LIBOR + 0.320%.	2.192%	(c)	11/25/36	580	491,947
Countrywide Asset-Backed Certificates Trust, Series 2005-16, Class 1AF	5.004%	(cc)	05/25/36	919	901,060
Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%	2.032%	(c)	09/25/46	80	78,489
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB2, Class AF4	3.460%		12/25/36	131	109,618
Credit-Based Asset Servicing & Securitization Trust, Series 2006-CB9, Class A2, 1 Month LIBOR + 0.110%	1.982%	(c)	11/25/36	299	188,574
Credit-Based Asset Servicing & Securitization Trust, Series 2006-CB9, Class A4, 1 Month LIBOR + 0.230%	2.102%	(c)	11/25/36	49	31,631
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB1, Class AF2	3.666%		01/25/37	1,495	725,759
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB5, Class A2, 1 Month LIBOR + 0.170%	2.042%	(c)	04/25/37	260	196,060
Fannie Mae Grantor Trust, Series 2002-T10, Class A1, 1 Month LIBOR + 0.120%	1.737%	(c)	06/25/32	608	602,718
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 1 Month LIBOR + 0.160%	2.032%	(c)	04/25/36	286	270,686

A336

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Fremont Home Loan Trust, Series 2006-3, Class 1A1, 1 Month LIBOR + 0.140%	2.012%	(c)	02/25/37	1,570	$1,251,601
Fremont Home Loan Trust, Series 2006-3, Class 2A3, 1 Month LIBOR + 0.170%	2.042%	(c)	02/25/37	18,535	10,453,250
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 1 Month LIBOR + 0.250%	2.122%	(c)	12/25/35	139	140,048
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2A, 1 Month LIBOR + 0.040%	1.912%	(c)	08/25/36	239	149,737
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, 1 Month LIBOR + 0.150%	2.022%	(c)	08/25/36	4,344	2,794,757
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2C, 1 Month LIBOR + 0.240%	2.112%	(c)	08/25/36	313	205,343
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A3, 1 Month LIBOR + 0.200%	2.072%	(c)	07/25/37	701	462,353
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1 Month LIBOR + 0.090%, 144A	1.962%	(c)	06/25/37	138	96,257
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 1 Month LIBOR + 0.300%, 144A	2.172%	(c)	06/25/37	11,004	7,895,042
Lehman XS Trust, Series 2007-2N, Class 3A3, 1 Month LIBOR + 0.170%	2.042%	(c)	02/25/37	9,824	7,859,572
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 1 Month LIBOR + 0.190%	2.062%	(c)	03/25/46	2,377	1,126,890
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A4, 1 Month LIBOR + 0.290%	2.162%	(c)	03/25/46	1,666	802,264
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A3, 1 Month LIBOR + 0.180%	2.052%	(c)	05/25/46	784	341,752
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, 1 Month LIBOR + 0.160%	2.032%	(c)	08/25/36	1,011	567,638
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A3, 1 Month LIBOR + 0.160%	2.032%	(c)	09/25/36	625	267,796
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 Month LIBOR + 0.110%	1.982%	(c)	10/25/36	335	148,036
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, 1 Month LIBOR + 0.160%	2.032%	(c)	10/25/36	1,347	598,385
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1 Month LIBOR + 0.260%, 144A	2.132%	(c)	06/25/46	166	155,392
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 1 Month LIBOR + 0.240%	2.112%	(c)	05/25/37	459	318,904
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(cc)	04/25/57	1,062	1,047,014
Mill City Mortgage Trust, Series 2015-2, Class A1, 144A	3.000%	(cc)	09/25/57	1,356	1,353,488
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 1 Month LIBOR + 0.110%	1.982%	(c)	11/25/36	299	152,730
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1 Month LIBOR + 0.400%, 144A	2.272%	(c)	10/25/36	410	367,384
PRPM LLC, Series 2017-1A, Class A1, 144A	4.250%		01/25/22	121	120,949

A337

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
RAMP Trust, Series 2007-RS1, Class A3, 1 Month LIBOR + 0.170%	2.042%	(c)	02/25/37	443	$244,565
RCO Mortgage LLC, Series 2015-NQM1, Class A, 1 Month LIBOR + 3.500%, 144A	5.372%	(c)	11/25/45	32	31,901
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, 1 Month LIBOR + 0.160%	2.032%	(c)	07/25/36	215	75,658
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1 Month LIBOR + 0.800%.	2.666%	(c)	01/25/35	24	22,745
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 144A	3.721%		08/16/46	598	598,202
Stanwich Mortgage Loan Co. LLC, Series 2017-NPB1, Class A1, 144A^	3.598%		05/17/22	3,224	3,222,924
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 1 Month LIBOR + 0.230%, 144A	2.102%	(c)	01/25/37	11,437	8,050,632
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A	3.570%	(cc)	10/25/53	930	956,808
Towd Point Mortgage Trust, Series 2015-4, Class M2, 144A	3.750%	(cc)	04/25/55	1,145	1,156,489
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 144A	2.750%	(cc)	08/25/55	2,138	2,108,293
Towd Point Mortgage Trust, Series 2016-2, Class M2, 144A	3.000%	(cc)	08/25/55	1,080	1,043,186
Towd Point Mortgage Trust, Series 2016-3, Class M1, 144A	3.500%	(cc)	04/25/56	585	585,329
WaMu Asset-Backed Certificates Trust, Series 2006-HE4, Class 2A2, 1 Month LIBOR + 0.180%	2.052%	(c)	09/25/36	1,381	693,830
WaMu Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 1 Month LIBOR + 0.160%	2.026%	(c)	10/25/36	582	482,453
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 144A	7.500%		09/25/20	122	123,092

					80,628,184

Student Loans — 0.3%
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,870,710
Navient Private Education Loan Trust, Series 2016-AA, Class B, 144A	3.500%	(cc)	12/16/58	900	884,566
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 Month LIBOR + 0.450%	2.170%	(c)	07/15/36	1,200	1,149,386
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 3 Month LIBOR + 0.330%	2.455%	(c)	03/15/24	4,303	4,288,357
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3, 3 Month LIBOR + 0.200%	2.324%	(c)	06/15/23	840	838,386
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	1,083	1,081,320

					11,112,725

TOTAL ASSET-BACKED SECURITIES (cost $384,784,715)					387,345,334

A338

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS — 1.2%

Aerospace & Defense — 0.0%
Transdigm, Inc., New Tranche G Term Loan, 3 Month LIBOR + 2.500%	4.802%	(c)	08/22/24	1,087	$1,090,448

Capital Markets — 0.2%
LSTAR Securities Financing Vehicle, 3 Month LIBOR + 2.000%^	3.568%	(c)	05/10/25	6,961	6,965,528
LSTAR Securities Financing Vehicle, 3 Month LIBOR + 2.000%^	3.568%	(c)	06/16/25	1,594	1,593,828

					8,559,356

Containers & Packaging — 0.0%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan	— %	(p)	02/05/23	614	616,844

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan	— %	(p)	10/31/23	321	321,539
Beacon Roofing Supply, Inc., Initial Term Loan	— %	(p)	01/02/25	880	883,422

					1,204,961

Electric — 0.1%
AES, Term Loan	— %	(p)	05/31/22	3,117	3,121,025

Engineering & Construction — 0.1%
Pisces Midco, Inc., Initial Term Loan	— %	(p)	04/01/25	1,860	1,850,699

Environmental Control — 0.1%
Robertshaw US Holding Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.438%	(c)	02/28/25	1,304	1,314,154
Robertshaw US Holding Corp., Term Loan^	— %	(p)	02/28/26	315	315,000

					1,629,154

Hotels, Restaurants & Leisure — 0.1%
By The Blue Sea, LLC, Loan, 1 Month LIBOR + 2.370%^	4.088%	(c)	06/09/24	5,000	4,999,999

Media — 0.0%
Charter Communications Operating LLC, Term A-2 Loan	— %	(p)	03/31/23	1,405	1,403,471

Oil & Gas — 0.0%
California Resources Corp., Initial Loan, 1 Month LIBOR + 4.750%	6.572%	(c)	11/09/22	1,061	1,077,578

Oil & Gas Services — 0.0%
Pioneer Energy Services Corp., Term Loan, 1 Month LIBOR + 7.750%^	9.461%	(c)	11/17/22	967	1,000,845

Personal Products — 0.1%
Coty, Inc., Term Loan	— %	(p)	03/27/25	2,203	2,197,530

Pipelines — 0.0%
Summit Materials LLC, New Term Loan, 1 Month LIBOR + 2.250%	4.127%	(c)	11/10/24	1,519	1,528,588

Real Estate Investment Trusts (REITs) — 0.3%
Chimera Special Holdings LLC, Term Loan^	— %	(p)	10/06/19	7,351	7,351,035

A339

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties 1 LLC, Term B Loan, 1 Month LIBOR + 2.000%	3.854%	(c)	12/24/24	1,525	$1,529,854

					8,880,889

Retail — 0.0%
Toys ’R’ US-Delaware, Inc., DIP Term Loan, PRIME + 5.750%	10.500%	(c)	01/28/19	983	980,343

Software — 0.1%
First Data Corp., 2024A New Dollar Term Loan, 1 Month LIBOR + 2.250%	4.122%	(c)	04/26/24	1,530	1,539,917

Telecommunications — 0.1%
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%	4.111%	(c)	02/22/24	1,531	1,532,499

TOTAL BANK LOANS (cost $43,034,178)					43,214,146

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
245 Park Avenue Trust, Series 2017-245P, Class E, 144A	3.657%	(cc)	06/05/37	2,920	2,661,112
245 Park Avenue Trust, Series 2017-245P, Class XA, IO, 144A	0.149%	(cc)	06/05/37	3,000	46,340
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 1 Month LIBOR + 2.120%, 144A	3.896%	(c)	09/15/34	2,050	2,050,033
AOA Mortgage Trust, Series 2015-1177, Class C, 144A	3.010%	(cc)	12/13/29	250	244,191
AREIT Trust, Series 2018-CRE1, Class A, 1 Month LIBOR + 0.850%, 144A	2.350%	(c)	02/15/35	550	549,743
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, 1 Month LIBOR + 1.950%, 144A	3.727%	(c)	12/15/36	1,060	1,052,166
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 1 Month LIBOR + 3.050%, 144A	4.827%	(c)	12/15/36	460	456,032
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, 1 Month LIBOR + 1.050%, 144A	2.827%	(c)	09/15/26	826	826,257
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 1 Month LIBOR + 3.500%, 144A	5.277%	(c)	09/15/26	561	560,186
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.596%	(cc)	04/14/33	500	469,602
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 144A	3.606%	(cc)	08/14/34	1,470	1,317,729
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class CL, 1 Month LIBOR + 1.500%, 144A	3.277%	(c)	11/15/32	190	189,903
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, 1 Month LIBOR + 2.000%, 144A	3.777%	(c)	11/15/32	380	379,613
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX	5.482%	(cc)	01/15/49	52	52,531
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO	0.893%	(cc)	09/15/48	1,940	98,094
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, IO	0.631%	(cc)	02/15/50	6,000	282,533
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, IO, 144A	1.288%	(cc)	02/15/50	1,000	92,550

A340

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bancorp Commercial Mortgage (The), Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A	2.627%	(c)	01/15/33	420	$419,896
BANK 2017, Series 2017-BNK9, Class A4	3.538%		11/15/54	90	89,809
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 1 Month LIBOR + 0.300%, 144A	2.172%	(c)	01/25/36	88	82,497
Bayview Commercial Asset Trust, Series 2005-4A, Class M1, 1 Month LIBOR + 0.450%, 144A	2.322%	(c)	01/25/36	63	59,062
Bayview Commercial Asset Trust, Series 2006-3A, Class A1, 1 Month LIBOR + 0.250%, 144A	2.122%	(c)	10/25/36	162	154,286
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 1 Month LIBOR + 0.450%, 144A	2.322%	(c)	09/25/37	1,429	1,365,456
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 1 Month LIBOR + 0.720%, 144A	2.499%	(c)	03/15/37	640	638,166
BBCMS Trust, Series 2015-SRCH, Class A1, 144A	3.312%		08/10/35	693	687,278
BBCMS Trust, Series 2015-SRCH, Class XA, IO, 144A	0.957%	(cc)	08/10/35	4,630	311,594
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1 Month LIBOR + 1.500%, 144A	3.164%	(c)	07/05/33	2,934	2,941,542
BWAY Mortgage Trust, Series 2013-1515, Class F, 144A	3.927%	(cc)	03/10/33	700	668,620
BXP Trust, Series 2017-CC, Class D, 144A	3.552%	(cc)	08/13/37	330	309,244
BXP Trust, Series 2017-CC, Class E, 144A	3.552%	(cc)	08/13/37	620	549,241
BXP Trust, Series 2017-GM, Class A, 144A	3.379%		06/13/39	630	623,225
BXP Trust, Series 2017-GM, Class D, 144A	3.425%	(cc)	06/13/39	1,880	1,784,801
BXP Trust, Series 2017-GM, Class E, 144A	3.425%	(cc)	06/13/39	440	406,328
Caesars Palace Las Vegas Trust 2017-VICI, Series 2017-VICI, Class D, 144A	4.354%	(cc)	10/15/34	240	243,519
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 144A	5.488%	(cc)	04/10/29	140	138,638
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4	3.544%		11/15/50	120	119,137
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	1,306	1,350,031
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	190	191,505
CD Mortgage Trust, Series 2017-CD3, Class XA, IO	1.041%	(cc)	02/10/50	2,241	159,377
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XD, IO, 144A	1.705%	(cc)	01/10/48	1,390	157,020
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, IO	1.748%	(cc)	05/10/58	1,535	156,649
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, IO	0.729%	(cc)	05/10/58	1,440	74,077
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 144A	3.786%	(cc)	04/10/28	360	358,256
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1 Month LIBOR + 0.790%, 144A	2.567%	(c)	07/15/32	1,090	1,091,024
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class D, 1 Month LIBOR + 1.600%, 144A	3.377%	(c)	07/15/32	650	650,610
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 Month LIBOR + 2.150%, 144A	3.927%	(c)	07/15/32	970	968,471

A341

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 144A	3.518%	(cc)	05/10/35	180	$177,919
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class E, 144A	3.518%	(cc)	05/10/35	325	310,865
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.450%	(cc)	04/10/46	1,050	976,369
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 1 Month LIBOR + 1.150%, 144A	2.927%	(c)	09/15/27	1,330	1,329,991
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C	4.953%	(cc)	05/10/49	320	334,231
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class C	4.922%	(cc)	04/10/49	160	166,531
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 144A	2.788%		04/10/49	330	253,888
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class XA, IO	1.709%	(cc)	04/15/49	2,018	196,851
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D, 144A	3.520%		09/10/31	100	98,733
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E, 144A	4.509%		09/10/31	150	149,100
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, IO	0.932%	(cc)	09/15/50	1,457	99,269
CLNS Trust, Series 2017-IKPR, Class E, 1 Month LIBOR + 3.500%, 144A	5.240%	(c)	06/11/32	750	753,747
COMM 2014-PAT Mortgage Trust, Series 2014-PAT, Class A, 1 Month LIBOR + 0.800%, 144A	2.518%	(c)	08/13/27	410	410,002
Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 144A	3.400%		10/05/30	1,350	1,313,702
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4	4.236%	(cc)	02/10/47	180	188,539
Commercial Mortgage Trust, Series 2015-CR24, Class XA, IO	0.809%	(cc)	08/10/48	5,631	261,431
Commercial Mortgage Trust, Series 2015-CR25, Class A4	3.759%		08/10/48	540	548,785
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1 Month LIBOR + 1.720%, 144A	3.460%	(c)	10/15/34	2,678	2,680,934
Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1 Month LIBOR + 3.000%, 144A	4.740%	(c)	10/15/34	970	972,020
Commercial Mortgage Trust, Series 2017-COR2, Class XA, IO	1.184%	(cc)	09/10/50	1,577	137,953
Commercial Mortgage Trust, Series 2017-DLTA, Class E, 1 Month LIBOR + 1.960%, 144A	3.741%	(c)	08/15/35	410	406,043
Commercial Mortgage Trust, Series 2017-DLTA, Class F, 1 Month LIBOR + 2.580%, 144A	4.357%	(c)	08/15/35	370	365,800
Commercial Mortgage Trust, Series 2017-PFHP, Class A, 1 Month LIBOR + 0.950%, 144A	2.727%	(c)	12/15/30	170	170,000
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.651%	(cc)	06/10/44	110	111,921
Commercial Mortgage Trust, Series 2014-CR16, Class A4	4.051%		04/10/47	1,095	1,136,054
Commercial Mortgage Trust, Series 2014-CR17, Class A5	3.977%		05/10/47	605	626,173
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	100	101,156
Commercial Mortgage Trust, Series 2014-CR19, Class A5	3.796%		08/10/47	320	328,172

A342

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-CR21, Class C	4.416%	(cc)	12/10/47	250	$245,690
Commercial Mortgage Trust, Series 2014-PAT, Class E, 1 Month LIBOR + 3.150%, 144A	4.868%	(c)	08/13/27	140	141,625
Commercial Mortgage Trust, Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A	2.568%	(c)	02/13/32	475	475,302
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.060%	(cc)	02/10/35	50,000	310,205
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A.	3.685%	(cc)	05/10/48	860	848,577
Commercial Mortgage Trust, Series 2015-CR23, Class XA, IO	0.976%	(cc)	05/10/48	8,212	376,317
Commercial Mortgage Trust, Series 2015-CR25, Class XA, IO	0.940%	(cc)	08/10/48	3,179	166,442
Commercial Mortgage Trust, Series 2015-LC19, Class D, 144A	2.867%		02/10/48	2,160	1,793,375
Commercial Mortgage Trust, Series 2015-LC21, Class C	4.310%	(cc)	07/10/48	1,000	978,398
Commercial Mortgage Trust, Series 2016-667M, Class D, 144A	3.179%	(cc)	10/10/36	170	155,508
Commercial Mortgage Trust, Series 2016-DC2, Class XA, IO	1.057%	(cc)	02/10/49	2,774	166,868
Core Industrial Trust, Series 2015-CALW, Class G, 144A	3.850%	(cc)	02/10/34	495	471,646
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%		02/10/34	900	900,101
Core Industrial Trust, Series 2015-TEXW, Class D, 144A	3.849%	(cc)	02/10/34	320	322,402
Core Industrial Trust, Series 2015-TEXW, Class E, 144A	3.849%	(cc)	02/10/34	1,300	1,284,153
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.849%	(cc)	02/10/34	1,170	1,131,240
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.772%	(cc)	02/10/34	3,930	102,505
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	0.935%	(cc)	02/10/37	2,680	152,052
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 144A	5.234%	(cc)	10/15/39	150	151,552
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, IO	1.042%	(cc)	11/15/48	24,121	1,281,541
CSMC, Series 2017-TIME, Class A, 144A	3.646%		11/13/39	160	159,560
CSMC Trust, Series 2015-DEAL, Class A, 1 Month LIBOR + 1.320%, 144A	3.097%	(c)	04/15/29	547	546,987
CSMC Trust, Series 2015-GLPB, Class A, 144A	3.639%		11/15/34	693	707,546
CSMC Trust, Series 2016-MFF, Class A, 1 Month LIBOR + 1.600%, 144A	3.377%	(c)	11/15/33	118	118,561
CSMC Trust, Series 2017-1, Class A	4.500%	(cc)	03/25/21	3,849	3,856,570
DBJPM Mortgage Trust, Series 2016-C3, Class D, 144A	3.494%	(cc)	09/10/49	413	351,583
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 144A	3.452%		10/10/34	500	501,586
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 144A	3.530%	(cc)	10/10/34	900	834,213
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 144A	3.530%	(cc)	10/10/34	170	150,544
Fannie Mae-Aces, Series 2017-M12, Class A2	3.079%	(cc)	06/25/27	300	296,539
Fannie Mae-Aces, Series 2018-M1, Class A2	2.986%	(cc)	12/25/27	296	289,785
Fannie Mae-Aces, Series 2015-M4, Class X2, IO .	0.549%	(cc)	07/25/22	11,556	220,585

A343

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces, Series 2015-M15, Class A2	2.923%	(cc)	10/25/25	3,675	$3,627,563
Fannie Mae-Aces, Series 2015-M17, Class A2	2.938%	(cc)	11/25/25	1,605	1,589,555
Fannie Mae-Aces, Series 2016-M4, Class A2	2.576%		03/25/26	2,330	2,236,649
Fannie Mae-Aces, Series 2017-M3, Class A2	2.486%	(cc)	12/25/26	1,925	1,826,162
FHLMC Multifamily Structured Pass-Through Certificates, Series K028, Class X1, IO	0.313%	(cc)	02/25/23	28,018	346,708
FHLMC Multifamily Structured Pass-Through Certificates, Series K031, Class X1, IO	0.239%	(cc)	04/25/23	14,489	150,690
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class X1, IO	0.307%	(cc)	07/25/23	10,598	151,106
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(cc)	07/25/23	300	308,445
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class X1, IO	0.411%	(cc)	08/25/23	13,051	239,142
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.762%	(cc)	10/25/23	6,912	241,050
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.173%	(cc)	03/25/24	4,293	244,476
FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class X1, IO	0.732%	(cc)	09/25/24	10,189	406,780
FHLMC Multifamily Structured Pass-Through Certificates, Series K046, Class X1, IO	0.375%	(cc)	03/25/25	11,845	268,616
FHLMC Multifamily Structured Pass-Through Certificates, Series K050, Class A2	3.334%	(cc)	08/25/25	1,660	1,685,155
FHLMC Multifamily Structured Pass-Through Certificates, Series K051, Class A2	3.308%		09/25/25	1,360	1,378,509
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.151%		11/25/25	2,000	2,005,309
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.672%	(cc)	11/25/25	4,541	188,236
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class A2	2.995%		12/25/25	1,350	1,338,553
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	0.891%	(cc)	12/25/25	1,974	114,690
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO	1.179%	(cc)	01/25/26	3,369	255,540
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.367%	(cc)	03/25/26	1,503	134,808
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class A2	2.570%		07/25/26	2,995	2,865,766
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.193%	(cc)	07/25/26	1,960	158,518
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2	2.653%		08/25/26	815	783,095
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	0.930%	(cc)	08/25/26	1,926	125,804
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class A2	3.120%	(cc)	09/25/26	630	626,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO	0.317%	(cc)	09/25/26	5,757	133,533
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class A2	3.300%		10/25/26	260	261,854
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class X1, IO	0.079%	(cc)	10/25/26	20,872	163,264
FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2	3.347%	(cc)	11/25/26	1,895	1,915,120
FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2	3.413%		12/25/26	1,150	1,167,049

A344

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2	3.430%	(cc)	01/25/27	1,230	$1,249,796
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class X1, IO	0.609%	(cc)	03/25/27	5,633	262,884
FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class X1, IO	0.675%	(cc)	04/25/27	2,396	124,581
FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2	3.187%	(cc)	09/25/27	220	218,952
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	120	121,634
FHLMC Multifamily Structured Pass-Through Certificates, Series K152, Class X1, IO	0.952%	(cc)	01/25/31	3,069	263,966
FHLMC Multifamily Structured Pass-Through Certificates, Series K725, Class A2	3.002%		01/25/24	1,905	1,904,580
FHLMC Multifamily Structured Pass-Through Certificates, Series K727, Class A2	2.946%		07/25/24	2,760	2,745,626
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR1, Class X, IO	1.085%	(cc)	03/25/26	1,755	121,299
FHLMC Multifamily Structured Pass-Through Certificates, Series KPLB, Class A	2.770%		05/25/25	2,550	2,476,259
FHLMC Multifamily Structured Pass-Through Certificates, Series KS07, Class A2	2.735%		09/25/25	2,000	1,947,426
FHLMC Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, IO	0.317%	(cc)	12/25/26	7,585	142,870
FHLMC Multifamily Structured Pass-Through Certificates, Series KW03, Class X1, IO	0.847%	(cc)	06/25/27	1,546	90,602
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K071, Class A2	3.286%		11/25/27	310	310,466
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K730, Class A2	3.590%		01/25/25	500	517,564
FREMF Mortgage Trust, Series 2017-K64, Class B, 144A	3.980%	(cc)	03/25/27	120	118,405
FREMF Mortgage Trust, Series 2018-K73, Class B, 144A	3.853%	(cc)	01/25/28	340	328,819
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1 Month LIBOR + 1.300%, 144A	3.138%	(c)	12/15/34	450	450,271
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 144A	3.382%	(cc)	12/15/34	737	728,021
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 144A	3.382%	(cc)	12/15/34	860	845,100
Government National Mortgage Assoc., Series 2011-38, Class IO, IO	0.079%	(cc)	04/16/53	9,198	147,997
Government National Mortgage Assoc., Series 2015-146, Class IB, IO	0.850%	(cc)	07/16/55	8,711	443,341
Government National Mortgage Assoc., Series 2015-146, Class IC, IO	0.850%	(cc)	07/16/55	40,009	1,920,986
Government National Mortgage Assoc., Series 2015-189, Class IG, IO	0.931%	(cc)	01/16/57	26,638	1,584,733
Government National Mortgage Assoc., Series 2016-128, Class IO, IO	0.936%	(cc)	09/16/56	817	63,790
Government National Mortgage Assoc., Series 2016-26, Class IO, IO	0.976%	(cc)	02/16/58	3,104	224,141
Government National Mortgage Assoc., Series 2017-100, Class IO, IO	0.810%	(cc)	05/16/59	1,795	119,247
Government National Mortgage Assoc., Series 2012-23, Class IO, IO	0.637%	(cc)	06/16/53	774	17,932

A345

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2013-191, Class IO, IO	0.756%	(cc)	11/16/53	629	$21,784
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	2,317	26,211
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	1,736	26,588
Government National Mortgage Assoc., Series 2016-87, Class IO, IO	1.006%	(cc)	08/16/58	2,283	173,844
Government National Mortgage Assoc., Series 2016-119, Class IO, IO	1.126%	(cc)	04/16/58	2,477	198,255
Government National Mortgage Assoc., Series 2016-125, Class IO, IO	1.062%	(cc)	12/16/57	2,274	165,867
GS Mortgage Securities Corp., Series 2013-KING, Class D, 144A	3.435%	(cc)	12/10/27	820	813,445
GS Mortgage Securities Corp., Series 2013-KING, Class E, 144A	3.435%	(cc)	12/10/27	570	560,165
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 144A	5.366%		05/03/32	470	527,411
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class D, 1 Month LIBOR + 1.300%, 144A	3.077%	(c)	07/15/32	50	50,094
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class E, 1 Month LIBOR + 1.500%, 144A	3.277%	(c)	07/15/32	100	100,249
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, 1 Month LIBOR + 1.800%, 144A	3.577%	(c)	07/15/32	40	40,125
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, 1 Month LIBOR + 2.500%, 144A	4.277%	(c)	07/15/32	30	30,112
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 144A	2.856%		05/10/34	390	385,024
GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class E, 1 Month LIBOR + 2.350%, 144A	3.938%	(c)	02/15/37	140	140,060
GS Mortgage Securities Trust, Series 2011-GC5, Class C, 144A	5.398%	(cc)	08/10/44	2,025	2,119,001
GS Mortgage Securities Trust, Series 2017-GS7, Class E, 144A	3.000%		08/10/50	40	31,929
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.412%	(cc)	07/10/48	210	210,869
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 Month LIBOR + 2.650%, 144A	4.427%	(c)	12/15/34	440	442,357
HMH Trust, Series 2017-NSS, Class A, 144A	3.062%		07/05/31	700	683,950
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 144A	2.835%		08/10/38	160	151,434
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%		06/15/34	320	319,397
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.775%		08/15/47	320	327,504
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO	1.350%	(cc)	02/15/48	39,784	2,267,571
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class B	3.986%		10/15/48	630	621,066
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 144A	4.118%	(cc)	12/15/48	170	160,685
JPMBB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, IO, 144A	0.750%	(cc)	12/15/49	1,800	95,196

A346

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class B	4.050%		09/15/50	70	$70,942
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-MAUI, Class E, 1 Month LIBOR + 2.950%, 144A	4.668%	(c)	07/15/34	510	512,242
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2003-PM1A, Class G, 144A	5.748%	(cc)	08/12/40	210	213,635
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FL, 1 Month LIBOR + 1.300%, 144A	3.086%	(c)	06/15/45	100	102,894
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C	4.742%	(cc)	01/15/49	860	884,222
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1 Month LIBOR + 1.700%, 144A	3.477%	(c)	07/15/36	2,010	2,013,357
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class E, 144A	3.621%	(cc)	09/05/32	1,040	1,026,796
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class E, 1 Month LIBOR + 3.000%, 144A	4.777%	(c)	02/15/35	280	280,949
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1 Month LIBOR + 0.250%, 144A	2.122%	(c)	03/25/37	399	373,256
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 1 Month LIBOR + 1.800%, 144A	3.577%	(c)	09/15/28	191	191,383
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 1 Month LIBOR + 4.000%, 144A	5.777%	(c)	09/15/28	128	128,588
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, IO, 144A	1.233%	(cc)	03/10/50	997	47,496
Madison Avenue Trust, Series 2013-650M, Class D, 144A	4.034%	(cc)	10/12/32	579	582,068
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A5	3.892%		06/15/47	570	586,667
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, IO, 144A	1.189%	(cc)	12/15/47	1,070	66,328
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	210	213,335
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D	3.068%		10/15/48	140	115,607
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5	3.531%		10/15/48	210	210,635
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 144A	3.060%		10/15/48	885	708,591
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, IO, 144A	1.350%	(cc)	10/15/48	1,180	100,739
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XB, IO	0.958%	(cc)	05/15/49	2,230	151,686
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class XA, IO	1.452%	(cc)	11/15/49	986	86,163
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.446%	(cc)	07/13/29	130	127,331
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 144A	3.446%	(cc)	07/13/29	1,100	1,063,720
Morgan Stanley Capital I Trust, Series 2015-MS1, Class C	4.030%	(cc)	05/15/48	230	223,230

A347

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSB, 1 Month LIBOR + 2.750%, 144A	4.490%	(c)	08/15/26	200	$199,726
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 1 Month LIBOR + 2.600%, 144A	4.377%	(c)	11/15/34	1,155	1,158,552
Morgan Stanley Capital I Trust, Series 2017-H1, Class C	4.281%	(cc)	06/15/50	190	186,939
Morgan Stanley Capital I Trust, Series 2017-H1, Class D, 144A	2.546%		06/15/50	890	710,220
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, IO, 144A	2.203%	(cc)	06/15/50	700	114,903
Morgan Stanley Capital I Trust, Series 2017-PRME, Class D, 1 Month LIBOR + 3.400%, 144A	5.177%	(c)	02/15/34	160	160,004
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class D, 1 Month LIBOR + 1.950%, 144A	3.727%	(c)	11/15/34	200	200,247
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 1 Month LIBOR + 3.050%, 144A	4.827%	(c)	11/15/34	350	350,648
Natixis Commercial Mortgage Securities Trust, Series 2018-TECH, Class F, 1 Month LIBOR + 3.000%, 144A	3.800%	(c)	11/15/34	100	100,190
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, IO, 144A	0.379%	(cc)	05/10/39	7,700	241,089
One Market Plaza Trust, Series 2017-1MKT, Class XCP, IO, 144A	0.090%	(cc)	02/10/32	12,180	64,654
One Market Plaza Trust, Series 2017-1MKT, Class XNCP, IO, 144A	0.000%	(cc)	02/10/32	2,436	2
RAIT Trust, Series 2017-FL7, Class A, 1 Month LIBOR + 0.950%, 144A	2.727%	(c)	06/15/37	724	723,524
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 1 Month LIBOR + 0.800%, 144A	2.586%	(c)	07/15/34	607	606,923
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class B, 1 Month LIBOR + 2.000%, 144A	3.786%	(c)	07/15/34	199	199,070
STRIPs Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	0.500%		12/25/44	17	17,014
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, IO	1.609%	(cc)	06/15/50	1,848	197,621
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%		04/10/46	2,320	2,331,852
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4	3.185%		03/10/46	3,705	3,707,543
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 1 Month LIBOR + 2.430%, 144A	4.302%	(c)	06/25/45	274	277,532
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 1 Month LIBOR + 1.250%, 144A	3.122%	(c)	05/25/47	779	783,994
Velocity Commercial Capital Loan Trust, Series 2017-2, Class M3, 144A	4.240%	(cc)	11/25/47	197	194,480
Velocity Commercial Capital Loan Trust, Series 2017-2, Class M4, 144A	5.000%	(cc)	11/25/47	98	96,841
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(cc)	10/15/48	574	582,972

A348

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 1 Month LIBOR + 1.350%, 144A	3.127%	(c)	06/15/29	940	$941,973
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, IO	0.914%	(cc)	02/15/48	1,128	54,788
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4	3.695%		11/15/48	320	323,773
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.356%	(cc)	05/15/48	1,040	33,075
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%	(cc)	07/15/58	640	651,120
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4	3.718%		12/15/48	110	112,339
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class XA, IO	1.795%	(cc)	03/15/59	4,026	388,468
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class XA, IO	1.082%	(cc)	12/15/59	2,866	173,778
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class D	4.883%	(cc)	01/15/59	580	559,728
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A5	3.453%		07/15/50	259	256,865
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C	4.118%		09/15/50	120	116,507
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class D, 144A	4.357%	(cc)	09/15/50	80	73,208
Wells Fargo Commercial Mortgage Trust, Series 2017-HSDB, Class A, 1 Month LIBOR + 0.850%, 144A	2.600%	(c)	12/13/31	287	287,452
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class E, 1 Month LIBOR + 2.160%, 144A	3.933%	(c)	12/15/36	150	149,562
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL, 1 Month LIBOR + 0.950%, 144A	2.736%	(c)	03/15/44	47	47,385
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.240%	(cc)	06/15/44	1,350	1,310,854
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.105%	(cc)	05/15/47	1,203	51,291
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5	3.678%		08/15/47	345	350,316
Worldwide Plaza Trust 2017-WWP, Series 2017-WWP, Class E, 144A	3.596%	(cc)	11/10/36	230	205,126

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $149,945,236)					148,669,197

CONVERTIBLE BONDS — 0.1%

Oil & Gas — 0.1%
Chesapeake Energy Corp., Gtd. Notes	5.500%		09/15/26	1,008	867,989
Whiting Petroleum Corp., Gtd. Notes	1.250%		04/01/20	197	185,424

					1,053,413

Oil & Gas Services — 0.0%
SEACOR Holdings, Inc., Sr. Unsec’d. Notes	3.000%		11/15/28	820	792,355

A349

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BONDS (Continued)

Pipelines — 0.0%
Cheniere Energy, Inc., Sr. Unsec’d. Notes, 144A .	4.875%	05/28/21	724	$732,577

TOTAL CONVERTIBLE BONDS (cost $2,585,007)				2,578,345

CORPORATE BONDS — 29.9%

Advertising — 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	03/15/22	515	522,552

Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.850%	12/15/20	456	451,685
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%	10/07/44	68	73,129
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	3,040	3,117,885
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20	448	444,058
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26	514	509,712
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%	03/01/35	862	823,647
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	242	238,902
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.090%	09/15/52	380	368,516
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.930%	01/15/25	1,760	1,687,542
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.250%	01/15/28	2,619	2,499,922
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45	480	448,056
United Technologies Corp., Jr. Sub. Notes	1.778%	05/04/18	2,618	2,615,759
United Technologies Corp., Sr. Unsec’d. Notes	4.050%	05/04/47	1,310	1,244,411
United Technologies Corp., Sr. Unsec’d. Notes	4.150%	05/15/45	400	387,189

				14,910,413

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297%	08/14/20	1,185	1,161,833
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	4.390%	08/15/37	1,810	1,798,417
Reynolds American, Inc. (United Kingdom), Gtd. Notes	2.300%	06/12/18	746	745,621
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%	06/12/20	328	328,032
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	3,015	3,101,444

				7,135,347

Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through
Trust, Pass-Through Certificates	3.375%	11/01/28	1,406	1,372,459
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%	03/01/20	1,006	1,013,545
Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd. (Colombia), Gtd. Notes	8.375%	05/10/20	405	415,125
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	5,606	5,569,471
Gol Finance, Inc. (Brazil), Gtd. Notes, 144A	7.000%	01/31/25	362	356,118
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%	09/15/28	493	467,413

				9,194,131

A350

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	03/12/19		16,905	$16,812,451
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19		1,355	1,343,934
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22		5,815	5,716,996
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35		3,590	3,556,134
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19		412	412,444
General Motors Financial Co., Inc., Gtd. Notes	3.150%	06/30/22		2,695	2,638,037
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21		2,536	2,514,050
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20		3,140	3,168,453
General Motors Financial Co., Inc., Gtd. Notes	4.000%	01/15/25		979	965,173
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%	04/03/20		4,966	4,888,750
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	3.000%	10/30/20		5,345	5,294,306
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.400%	05/22/20		1,200	1,183,440

					48,494,168

Auto Parts & Equipment — 0.1%
Aptiv PLC, Gtd. Notes	4.250%	01/15/26		625	638,263
Aptiv PLC, Gtd. Notes	4.400%	10/01/46		615	593,253
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A.	4.750%	04/29/25		1,350	1,366,875

					2,598,391

Banks — 7.5%
Banco Espirito Santo SA (Portugal), Sr. Unsec’d. Notes, EMTN(d)	4.000%	01/21/19	EUR	100	36,914
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%	09/20/22		3,785	3,814,398
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%	10/18/20		5,777	5,989,594
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, MTN, 144A	3.300%	10/03/18		3,735	3,742,119
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.419%	12/20/28		8,173	7,828,894
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.369%	07/21/21		5,480	5,377,461
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.625%	04/19/21		6,405	6,309,211
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23		1,064	1,060,890
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26		1,593	1,565,151
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28		645	626,471
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/21/20		897	883,946
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.328%	10/01/21		9,455	9,245,887
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.625%	10/19/20		5,060	5,025,061
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%	10/21/27		962	906,701
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%	08/01/25		1,546	1,557,778
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%	04/25/18		1,425	1,428,693
Bank of America Corp., Sub. Notes, MTN	4.183%	11/25/27		2,320	2,299,920
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/29/49		1,415	1,376,088
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, MTN	4.500%	06/22/20	EUR	271	347,291
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	06/08/20		10,965	10,847,905

A351

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%	08/10/21	1,280	$1,264,726
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	1,271	1,303,600
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%	01/15/20	890	882,594
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	3.250%	04/08/18	5,680	5,667,787
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.950%	05/23/22	2,580	2,528,868
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%	01/10/24	408	407,005
BPCE SA (France), Gtd. Notes, MTN, 144A	3.000%	05/22/22	2,025	1,983,358
Branch Banking & Trust Co., Sr. Unsec’d. Notes, MTN	2.300%	10/15/18	584	583,545
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%	07/29/19	2,077	2,068,555
Citigroup, Inc., Sr. Unsec’d. Notes	2.650%	10/26/20	735	726,220
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	610	601,297
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%	12/08/21	3,460	3,407,288
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%	07/24/28	2,970	2,895,515
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	710	706,156
Citigroup, Inc., Sub. Notes	3.500%	05/15/23	1,723	1,702,397
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	795	786,704
Citigroup, Inc., Sub. Notes	4.050%	07/30/22	8,895	9,039,232
Citigroup, Inc., Sub. Notes(a)	4.125%	07/25/28	2,850	2,816,461
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%	03/02/20	3,484	3,424,306
Citizens Bank NA, Sr. Unsec’d. Notes	2.650%	05/26/22	2,700	2,616,287
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%	12/03/18	703	700,576
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, MTN	2.250%	01/14/20	2,150	2,122,355
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.250%	10/04/24	2,015	1,925,215
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	3.000%	10/29/21	500	495,067
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%	01/09/28	322	322,757
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%	03/26/20	2,474	2,450,158
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%	05/15/45	375	396,714
Fifth Third Bank, Sr. Unsec’d. Notes	2.250%	06/14/21	1,798	1,746,905
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.000%	04/25/19	575	570,351
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.350%	11/15/21	2,833	2,731,680
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%	04/23/20	376	372,504
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%	01/31/19	2,719	2,717,578
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%	04/25/21	1,241	1,215,462
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.750%	09/15/20	637	630,517
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%	01/22/23	565	566,951
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.017%	10/31/38	800	772,226

A352

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	5,915	$6,400,360
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	3,040	3,808,248
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.000%		12/31/49	1,760	1,715,120
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%		01/05/22	4,501	4,376,266
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.041%		03/13/28	687	686,533
HSBC USA, Inc., Sr. Unsec’d. Notes	2.350%		03/05/20	4,635	4,574,302
HSBC USA, Inc., Sr. Unsec’d. Notes	2.750%		08/07/20	600	595,471
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.125%		07/14/22	2,780	2,686,703
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	2,730	2,692,730
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.700%		05/18/23	950	916,536
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.972%		01/15/23	4,943	4,848,419
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%		05/01/28	1,290	1,260,772
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%		07/24/38	5,330	5,178,875
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	782	788,343
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	3,275	3,392,144
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,425	3,563,360
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.625%		05/10/21	1,115	1,162,245
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.100%		07/06/21	990	984,060
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	826	799,012
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.344%		01/09/48	5,625	5,241,928
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	2,465	2,432,482
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.455%		03/02/23	4,730	4,721,188
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes.	2.953%		02/28/22	6,575	6,463,718
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20	5,570	5,532,523
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	8,145	8,680,315
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	5,540	5,512,959
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	1,590	1,606,841
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%		05/19/22	5,400	5,266,190
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591%		07/22/28	3,240	3,133,924
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%		07/22/38	1,310	1,279,782
Northern Trust Corp., Sub. Notes	3.375%		05/08/32	950	912,530
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.498%		05/15/23	2,595	2,550,005
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.470%	3.309%	(c)	05/15/23	2,830	2,854,733
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(a)	3.400%		01/18/23	2,230	2,178,275
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(a)	3.700%		03/28/22	675	676,424
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		08/05/21	2,543	2,490,146
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	1,935	2,131,998
State Street Corp., Sr. Unsec’d. Notes(a)	2.650%		05/19/26	440	411,004

A353

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	1.950%	09/19/19	3,195	$3,140,300
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.050%	03/06/19	9,010	8,941,307
U.S. Bancorp, Sub. Notes, MTN	2.950%	07/15/22	1,040	1,025,225
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.350%	03/26/20	1,005	990,908
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	515	517,860
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%	03/23/28	1,769	1,780,734
UniCredit SpA (Italy), Sub. Notes, 144A	5.861%	06/19/32	3,255	3,301,612
US Bancorp, Sr. Unsec’d. Notes, MTN	3.150%	04/27/27	570	547,986
Washington Mutual Bank(d)	2.608%	04/19/99	980	9,310
Washington Mutual Bank(d)	2.608%	04/19/99	770	7,315
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	2.600%	07/22/20	745	737,888
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	2.625%	07/22/22	3,075	2,974,429

				273,900,628

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	1,463	1,451,542
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	1,520	1,521,117
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%	02/01/26	5,605	5,571,643
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	770	814,710
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.375%	04/15/38	2,145	2,188,474
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%	01/31/27	55	56,458

				11,603,944

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20	1,388	1,363,733
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	1,086	1,084,466
Baxalta, Inc., Gtd. Notes	4.000%	06/23/25	1,405	1,402,718
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	1,780	1,769,140
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%	02/01/20	316	313,386
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	859	827,949
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.000%	09/01/36	3,085	3,071,839
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	735	762,017
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35	270	289,193

				10,884,441

Building Materials — 0.4%
CRH America Finance, Inc. (Ireland), Gtd. Notes, 144A	3.400%	05/09/27	1,305	1,250,113
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	850	953,524
LafargeHolcim Finance US LLC (Switzerland), Gtd. Notes, 144A	4.750%	09/22/46	1,075	1,066,423
Owens Corning, Gtd. Notes	4.200%	12/01/24	1,950	1,989,931

A354

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41	7,505	$8,293,025

				13,553,016

Chemicals — 0.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	435	424,314
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%	07/22/41	5,925	6,896,996
Cydsa SAB de CV (Mexico), Gtd. Notes, 144A	6.250%	10/04/27	376	372,710
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	290	288,708
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	435	447,027
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	460	485,309
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	5,180	5,359,921
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500%	01/15/48	290	270,063
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	4,760	4,682,650
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	5.625%	04/25/24	4,145	4,372,975
Petkim Petrokimya Holding A/S (Turkey), Sr. Unsec’d. Notes, 144A	5.875%	01/26/23	307	300,808
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42	120	112,386
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes(a)	4.500%	06/01/47	470	467,847

				24,481,714

Commercial Services — 0.6%
Acwa Power Management And Investments One
Ltd. (Saudi Arabia), Sr. Sec’d. Notes, 144A	5.950%	12/15/39	6,025	6,206,835
Cardtronics, Inc./Cardtronics USA, Inc., Gtd. Notes, 144A	5.500%	05/01/25	675	636,188
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22	3,990	3,836,784
Equifax, Inc., Sr. Unsec’d. Notes	3.300%	12/15/22	995	987,232
Equifax, Inc., Sr. Unsec’d. Notes	7.000%	07/01/37	395	484,773
George Washington University (The), Unsec’d. Notes	4.126%	09/15/48	911	915,654
Great Lakes Dredge & Dock Corp., Gtd. Notes	8.000%	05/15/22	76	77,900
Herc Rentals, Inc., Sec’d. Notes, 144A	7.500%	06/01/22	380	405,650
IHS Markit Ltd., Gtd. Notes, 144A	4.000%	03/01/26	695	667,200
Moody’s Corp., Sr. Unsec’d. Notes	2.750%	12/15/21	786	771,728
Northwestern University, Unsec’d. Notes	3.662%	12/01/57	1,079	1,063,160
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	1,635	1,712,878
University of Notre Dame du Lac, Unsec’d. Notes	3.394%	02/15/48	870	834,714
University of Southern California, Unsec’d. Notes	3.028%	10/01/39	1,228	1,121,262
Wesleyan University, Unsec’d. Notes	4.781%	07/01/2116	642	652,252

				20,374,210

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/11/24	5,755	5,609,903
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	940	929,396
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	397	366,344
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	2,332	2,567,989
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	191	242,604
DXC Technology Co., Sr. Unsec’d. Notes	2.875%	03/27/20	788	783,611

A355

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	1,975	$1,977,029
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	3.600%		10/15/20	4,728	4,771,741
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.200%		10/15/35	3,720	3,995,174
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100%		10/04/19	2,565	2,531,197
HP, Inc., Sr. Unsec’d. Notes	3.750%		12/01/20	189	191,893

					23,966,881

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Netherlands), Gtd. Notes	3.500%		05/26/22	2,625	2,585,834
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	7,896	7,945,423
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%		10/30/20	2,015	2,074,092
Air Lease Corp., Sr. Unsec’d. Notes	2.625%		07/01/22	2,010	1,940,845
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	3,175	3,432,969
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19	1,833	1,822,310
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(a)	3.300%		05/03/27	495	479,671
Bear Stearns Cos. LLC (The), Gtd. Notes	4.650%		07/02/18	2,690	2,703,882
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	4.000%		10/02/47	1,225	1,159,091
CBB International Sukuk	7.000%		10/05/25	385	391,064
Credivalores-Crediservicios SAS (Colombia), Sr. Unsec’d. Notes, 144A	9.750%		07/27/22	370	378,510
Discover Financial Services, Sr. Unsec’d. Notes	4.100%		02/09/27	646	640,808
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35	2,825	2,761,581
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	1,090	1,090,196
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	4,560	4,684,444
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%		04/30/43	3,730	3,811,855
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19	3,600	3,639,600
ORIX Corp. (Japan), Sr. Unsec’d. Notes	2.900%		07/18/22	905	884,948
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	3,380	3,371,550
Springleaf Finance Corp., Gtd. Notes(a)	5.250%		12/15/19	5,406	5,514,120
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	1,068	1,065,622
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	506	500,648
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25	631	631,047
Tarjeta Naranja SA (Argentina), Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500% (Cap N/A, Floor 15.000%), 144A	26.563%	(c)	04/11/22	592	497,280
Unifin Financiera SAB de CV SOFOM ENR (Mexico), Sub. Notes, 144A	8.875%		07/29/99	225	219,375
Visa, Inc., Sr. Unsec’d. Notes	4.150%		12/14/35	1,007	1,072,371
VRIO Finco 1 LLC/VRIO Finco	6.500%		04/04/23	478	482,779

					55,781,915

A356

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric — 1.3%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	08/15/46	470	$433,267
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950%	03/01/48	710	716,061
Dominion Energy, Inc., Jr. Sub. Notes	2.579%	07/01/20	1,515	1,495,866
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	1,330	1,199,617
Duke Energy Corp., Sr. Unsec’d. Notes	4.800%	12/15/45	1,095	1,177,649
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	1,209	1,194,422
Emera US Finance LP (Canada), Gtd. Notes	2.700%	06/15/21	1,241	1,212,804
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26	835	813,240
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%	05/25/22	2,050	2,000,636
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.500%	04/06/28	4,030	3,756,319
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.625%	05/25/27	2,000	1,904,823
Enel Generacion Chile SA (Chile), Sr. Unsec’d. Notes	4.250%	04/15/24	1,395	1,414,270
Entergy Corp., Sr. Unsec’d. Notes	2.950%	09/01/26	1,160	1,079,824
Eversource Energy, Sr. Unsec’d. Notes	2.900%	10/01/24	1,380	1,325,072
Exelon Corp., Sr. Unsec’d. Notes	2.450%	04/15/21	329	321,547
Exelon Corp., Sr. Unsec’d. Notes	2.850%	06/15/20	865	857,239
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	2,350	2,397,150
Exelon Corp., Sr. Unsec’d. Notes	4.950%	06/15/35	292	321,619
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	1,180	1,241,175
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina), Gtd. Notes, 144A.	9.625%	07/27/23	681	741,439
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%	01/20/22	681	733,532
Infraestructura Energetica Nova SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/14/48	3,390	3,161,175
Inkia Energy Ltd. (Peru), Sr. Unsec’d. Notes, 144A	5.875%	11/09/27	400	388,500
ITC Holdings Corp., Sr. Unsec’d. Notes, 144A	2.700%	11/15/22	920	892,690
Kansas City Power & Light Co., Sr. Unsec’d. Notes	4.200%	03/15/48	1,190	1,225,418
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	488	524,925
Northern States Power Co., First Mortgage	3.400%	08/15/42	790	734,947
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	4.550%	12/01/41	650	711,316
Orazul Energy Egenor S en C por A (Peru), Gtd. Notes, 144A	5.625%	04/28/27	318	303,293
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 144A(a)	3.300%	12/01/27	1,030	974,725
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 144A	3.950%	12/01/47	435	402,817
Pampa Energia SA (Argentina), Sr. Unsec’d. Notes, 144A	7.375%	07/21/23	387	406,834
Pampa Energia SA (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	01/24/27	321	331,834
Southern Co. (The), Sr. Unsec’d. Notes	4.400%	07/01/46	1,295	1,296,207
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes	10.000%	03/01/27	385	418,480
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, 144A	10.000%	03/01/27	963	1,046,742
Talen Energy Supply LLC, Gtd. Notes	6.500%	06/01/25	695	489,975
Talen Energy Supply LLC, Gtd. Notes, 144A(a)	10.500%	01/15/26	377	324,220

A357

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%	06/01/25	1,395	$1,403,715
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%	01/14/25	3,060	3,085,965
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%	07/26/23	360	375,239
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.500%	03/15/27	1,455	1,436,923
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	11/15/46	500	494,208
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%	05/15/45	525	536,481
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	255	270,040

				47,574,240

Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%	04/15/20	2,460	2,438,820
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%	04/15/25	1,415	1,406,123

				3,844,943

Electronics — 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	3.200%	04/01/24	721	701,593
Honeywell International, Inc., Sr. Unsec’d. Notes	3.812%	11/21/47	290	285,724
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.125%	08/15/27	380	365,780
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.450%	08/01/24	175	176,162

				1,529,259

Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA
(Panama), Sr. Sec’d. Notes, 144A	5.625%	05/18/36	280	298,549
Aeropuertos Argentina 2000 SA (Argentina), Sr. Sec’d. Notes, 144A	6.875%	02/01/27	162	167,952
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic), Sr. Sec’d. Notes, 144A	6.750%	03/30/29	200	216,499
Cia Latinoamericana de Infraestructura & Servicios SA (Argentina), Gtd. Notes, 144A	9.500%	07/20/23	109	112,998

				795,998

Entertainment — 0.0%
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625%	05/01/24	361	377,245
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	688	740,890

				1,118,135

Environmental Control — 0.0%
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35	1,810	1,806,717

Foods — 0.1%
Arcor SAIC (Argentina), Sr. Unsec’d. Notes, 144A	6.000%	07/06/23	167	172,009
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	1,290	1,182,911
Kroger Co. (The), Sr. Unsec’d. Notes(a)	2.650%	10/15/26	1,415	1,277,661
MARB BondCo PLC (Brazil), Gtd. Notes, 144A	6.875%	01/19/25	712	651,480
Tyson Foods, Inc., Gtd. Notes	3.950%	08/15/24	1,015	1,021,275

				4,305,336

A358

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper — 0.2%
Eldorado Intl. Finance GmbH (Brazil), Gtd. Notes, 144A	8.625%	06/16/21	356	$379,140
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	489	605,136
International Paper Co., Sr. Unsec’d. Notes	4.350%	08/15/48	2,475	2,348,061
Suzano Austria GmbH (Brazil), Gtd. Notes, 144A	5.750%	07/14/26	4,890	5,134,989

				8,467,326

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	395	381,175
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	471	493,469
NiSource, Inc., Sr. Unsec’d. Notes	3.490%	05/15/27	1,285	1,241,871

				2,116,515

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	5,690	5,659,543
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.133%	06/06/19	700	692,075
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.675%	12/15/19	1,183	1,176,162
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.894%	06/06/22	2,165	2,100,614
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	179	180,189
Hologic, Inc., Gtd. Notes, 144A	4.375%	10/15/25	415	400,475
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	1,310	1,389,928
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	345	368,427
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650%	12/15/25	1,732	1,730,057
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150%	02/01/24	1,942	1,994,944

				15,692,414

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	50	46,954
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	533	530,529
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	393	404,935
AHS Hospital Corp., Unsec’d. Notes	5.024%	07/01/45	286	330,130
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	3,248	3,245,208
Anthem, Inc., Sr. Unsec’d. Notes(a)	4.101%	03/01/28	1,945	1,943,591
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45	400	417,933
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	280	261,325
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	1,401	1,336,878
Dignity Health, Sec’d. Notes	2.637%	11/01/19	751	747,797
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	1,310	1,314,978
HCA, Inc., Sr. Sec’d. Notes(a)	6.500%	02/15/20	1,821	1,909,774
Kaiser Foundation Hospitals, Gtd. Notes	3.500%	04/01/22	733	745,973
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	1,742	1,801,884
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	3,345	3,541,519
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	845	838,334
New York and Presbyterian Hospital (The), Unsec’d. Notes	3.563%	08/01/36	324	314,146
Northwell Healthcare, Inc., Sec’d. Notes	4.260%	11/01/47	336	331,471
Ochsner Clinic Foundation, Sec’d. Notes	5.897%	05/15/45	350	443,387
Orlando Health Obligated Group, Unsec’d. Notes	4.089%	10/01/48	168	168,411
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	3.930%	10/01/48	514	507,661
Rede D’or Finance Sarl (Brazil), Gtd. Notes, 144A	4.950%	01/17/28	433	411,350
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	211	205,449

A359

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%		07/15/45	350	$396,848
SSM Health Care Corp., Sr. Unsec’d. Notes	3.823%		06/01/27	604	613,147
Sutter Health, Unsec’d. Notes	3.695%		08/15/28	449	451,591
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%		10/01/20	2,135	2,207,056
Trinity Health Corp., Sec’d. Notes	4.125%		12/01/45	668	679,817
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%		01/15/47	564	570,553
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	176	192,489
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%		08/01/22	4,245	4,311,414

					31,222,532

Holding Companies-Diversified — 0.1%
CK Hutchison International 16 Ltd. (Hong Kong), Gtd. Notes, 144A	2.750%		10/03/26	2,365	2,189,137
Grupo KUO SAB De CV (Mexico), Sr. Unsec’d. Notes, 144A	5.750%		07/07/27	311	311,000

					2,500,137

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875%		02/15/21	220	220,549
Beazer Homes USA, Inc., Gtd. Notes(a)	8.750%		03/15/22	571	615,253
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A	10.000%		07/15/22	752	798,774
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A(a)	10.500%		07/15/24	397	409,903

					2,044,479

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%		12/01/19	2,095	2,083,519
Newell Brands, Inc., Sr. Unsec’d. Notes	5.375%		04/01/36	295	307,645

					2,391,164

Insurance — 0.4%
Allstate Corp. (The), Sr. Unsec’d. Notes	4.200%		12/15/46	760	765,555
Ambac Assurance Corp., Sub. Notes, 144A	5.100%		06/07/20	27	36,230
Ambac LSNI LLC (Cayman Islands), Sr. Sec’d Notes, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%), 144A	6.811%	(c)	02/12/23	321	324,671
American International Group, Inc., Sr. Unsec’d. Notes	3.875%		01/15/35	425	396,384
Aon PLC, Gtd. Notes	4.750%		05/15/45	284	295,323
Ardonagh Midco 3 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625%		07/15/23	3,205	3,309,163
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%		03/14/26	172	171,941
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.350%		01/30/47	128	131,459
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.600%		05/13/46	895	936,109
Principal Financial Group, Inc., Gtd. Notes	4.300%		11/15/46	1,235	1,225,213
Radian Group, Inc., Sr. Unsec’d. Notes	4.500%		10/01/24	1,550	1,515,125
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes(a)	4.000%		05/30/47	900	897,924
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43	480	518,003
Willis North America, Inc., Gtd. Notes	3.600%		05/15/24	2,890	2,842,857

					13,365,957

A360

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet — 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	4.250%	08/22/57	6,115	$6,099,009
VeriSign, Inc., Sr. Unsec’d. Notes	4.625%	05/01/23	1,063	1,061,352

				7,160,361

Iron/Steel — 0.0%
Nucor Corp., Sr. Unsec’d. Notes	5.200%	08/01/43	275	317,405
Steel Dynamics, Inc., Gtd. Notes	5.125%	10/01/21	625	635,125

				952,530

Leisure Time — 0.0%
Carlson Travel, Inc., Sr. Sec’d. Notes, 144A	6.750%	12/15/23	207	206,483

Machinery-Construction & Mining — 0.1%
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%	04/26/20	1,897	1,911,228

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.375%	04/05/22	2,195	2,222,438

Media — 1.1%
AMC Networks, Inc., Gtd. Notes	4.750%	08/01/25	1,735	1,671,898
Cablevision SA (Argentina), Sr. Unsec’d. Notes, 144A	6.500%	06/15/21	200	208,499
CBS Corp., Gtd. Notes.	2.300%	08/15/19	1,113	1,103,966
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	1,377	1,406,591
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	516	527,304
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	734	819,915
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	149	163,555
Comcast Corp., Gtd. Notes	3.200%	07/15/36	2,298	2,030,576
Comcast Corp., Gtd. Notes	3.400%	07/15/46	497	427,019
Comcast Corp., Gtd. Notes	4.250%	01/15/33	205	212,401
Comcast Corp., Gtd. Notes	4.400%	08/15/35	447	460,840
Comcast Corp., Gtd. Notes	4.600%	08/15/45	495	512,943
Comcast Corp., Gtd. Notes	4.750%	03/01/44	1,186	1,250,355
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24	1,960	1,879,672
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	1,190	1,210,467
Discovery Communications LLC, Gtd. Notes	3.800%	03/13/24	938	926,891
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37	2,000	1,993,249
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47	2,010	2,005,703
EW Scripps Co. (The), Gtd. Notes, 144A	5.125%	05/15/25	570	530,100
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%	07/06/27	3,690	3,759,283
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20	7,359	7,737,194
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	12/19/49	1,372	1,423,450
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	850	860,150
Time Warner Cable LLC, Sr. Sec’d. Notes	4.500%	09/15/42	83	71,886
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20	610	626,516

A361

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	269	$267,259
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	415	433,440
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	780	876,956
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	2,020	2,299,675
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19	1,131	1,120,823
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25	677	658,776
Time Warner, Inc., Gtd. Notes	4.850%	07/15/45	690	705,169
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	239	236,832
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	1,050	1,132,004

				41,551,357

Mining — 0.5%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	3.625%	09/11/24	1,145	1,103,049
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes .	5.250%	04/01/42	975	1,062,136
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	945	1,091,664
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	5,625	5,442,188
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.000%	03/27/27	2,325	2,244,469
Newmont Mining Corp., Gtd. Notes	3.500%	03/15/22	1,580	1,582,278
Newmont Mining Corp., Gtd. Notes	4.875%	03/15/42	875	917,277
Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375%	05/04/27	318	325,553
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.125%	08/21/42	745	760,794
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	3,100	3,502,091

				18,031,499

Miscellaneous Manufacturing — 0.1%
Eaton Corp., Gtd. Notes	2.750%	11/02/22	748	730,668
General Electric Co., Sr. Unsec’d. Notes(a)	4.500%	03/11/44	1,124	1,106,476
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	4.650%	11/01/44	156	163,606
Koppers, Inc., Gtd. Notes, 144A(a)	6.000%	02/15/25	915	934,856

				2,935,606

Office/Business Equipment — 0.0%
Xerox Corp., Sr. Unsec’d. Notes	3.625%	03/15/23	351	342,746

Oil & Gas — 3.0%
Apache Corp., Sr. Unsec’d. Notes	2.625%	01/15/23	1,006	960,732
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44	2,805	2,572,379
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.315%	02/13/20	5,710	5,647,748
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.224%	04/14/24	2,575	2,541,089
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%	04/15/27	1,460	1,423,126
Chesapeake Energy Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	1,220	1,291,675
CNPC General Capital Ltd. (China), Gtd. Notes, 144A	3.950%	04/19/22	2,445	2,487,482
Concho Resources, Inc., Gtd. Notes	3.750%	10/01/27	2,990	2,923,590
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47	405	429,857
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	505	514,214

A362

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Dolphin Energy Ltd. LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21	3,640	$3,871,249
Eclipse Resources Corp., Gtd. Notes	8.875%	07/15/23	845	797,469
Ensco PLC, Sr. Unsec’d. Notes(a)	4.500%	10/01/24	2,040	1,621,800
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	1,430	968,825
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	230	225,665
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	625	645,681
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19	2,224	2,211,053
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	667	700,757
Geopark Ltd. (Chile), Sr. Sec’d. Notes, 144A	6.500%	09/21/24	221	221,829
Gran Tierra Energy International Holdings Ltd. (Canada), Gtd. Notes, 144A	6.250%	02/15/25	456	444,144
Hess Corp., Sr. Unsec’d. Notes	5.800%	04/01/47	1,975	2,076,032
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	710	781,734
Matador Resources Co., Gtd. Notes	6.875%	04/15/23	185	192,400
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	2,195	1,810,875
Nabors Industries, Inc., Gtd. Notes(a)	5.100%	09/15/23	6,065	5,701,100
Nabors Industries, Inc., Gtd. Notes(a)	5.500%	01/15/23	1,240	1,212,236
Oasis Petroleum, Inc., Gtd. Notes(a)	6.500%	11/01/21	267	271,005
Oasis Petroleum, Inc., Gtd. Notes	6.875%	03/15/22	480	486,835
Oasis Petroleum, Inc., Gtd. Notes	7.250%	02/01/19	78	78,195
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.350%	12/01/21	278	270,943
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.720%	12/01/22	78	74,445
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec’d. Notes, 144A	7.720%	12/01/26	7	1,956
Pan American Energy LLC (Argentina), Gtd. Notes, 144A	7.875%	05/07/21	2,705	2,862,783
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.625%	05/20/43	5,320	5,456,719
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	5,750	6,135,250
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41	2,220	2,164,500
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/2115	6,608	6,244,560
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	172	186,362
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	253	288,041
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	170	167,875
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.999%	01/27/28	174	172,260
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	03/13/27	1,447	1,545,396
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.350%	02/12/28	1,518	1,497,355
Puma International Financing SA (Singapore), Gtd. Notes, 144A	5.000%	01/24/26	471	449,989
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	2,150	2,069,461
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,950	1,947,563
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	2,145	2,056,626
Resolute Energy Corp., Gtd. Notes	8.500%	05/01/20	1,310	1,306,725
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24	4,490	3,737,925
RSP Permian, Inc., Gtd. Notes	6.625%	10/01/22	80	83,599
Sable Permian Resources Land LLC, Sr. Sec’d. Notes, 144A	13.000%	11/30/20	216	246,779
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42	440	416,771
Shell International Finance BV (Netherlands), Gtd. Notes	3.750%	09/12/46	1,180	1,137,822

A363

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35	1,185	$1,227,795
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	1,410	1,307,775
SM Energy Co., Sr. Unsec’d. Notes(a)	5.625%	06/01/25	1,350	1,279,125
SM Energy Co., Sr. Unsec’d. Notes(a)	6.125%	11/15/22	1,205	1,205,000
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	145	143,913
SM Energy Co., Sr. Unsec’d. Notes(a)	6.750%	09/15/26	355	351,450
Tecpetrol SA (Argentina), Gtd. Notes, 144A	4.875%	12/12/22	334	325,233
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.875%	01/23/43	7,245	7,643,487
Ultrapar International SA (Brazil), Gtd. Notes, 144A	5.250%	10/06/26	7,040	6,996,000
Valero Energy Corp., Sr. Unsec’d. Notes	3.650%	03/15/25	1,370	1,363,503
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%	03/05/25	163	161,402
YPF SA (Argentina), Sr. Unsec’d. Notes	8.750%	04/04/24	478	532,731
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	6.950%	07/21/27	380	381,558
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	420	458,682
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.875%	12/19/18	626	649,475
YPF SA (Argentina), Series 144A, Sr. Unsec’d. Notes, 144A	8.750%	04/04/24	758	844,791

				110,504,401

Oil & Gas Services — 0.2%
Bristow Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	03/01/23	606	612,059
Halliburton Co., Sr. Unsec’d. Notes	3.800%	11/15/25	3,940	3,957,827
Odebrecht Oil & Gas Finance Ltd. (Brazil), Gtd. Notes, 144A	2.511%	12/22/47	37	721
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	1,073	1,070,341

				5,640,948

Packaging & Containers — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	5.750%	10/15/20	1,270	1,285,400

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	1,977	1,951,419
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	725	708,195
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	5,960	6,104,247
Allergan Funding SCS, Gtd. Notes	3.000%	03/12/20	3,999	3,978,381
Allergan Funding SCS, Gtd. Notes(a)	3.800%	03/15/25	2,716	2,668,155
CVS Health Corp., Sr. Unsec’d. Notes	4.000%	12/05/23	1,285	1,300,102
CVS Health Corp., Sr. Unsec’d. Notes	4.100%	03/25/25	1,685	1,696,879
CVS Health Corp., Sr. Unsec’d. Notes	4.780%	03/25/38	425	430,750
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	7,785	8,188,160
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	1,965	2,084,222
Merck & Co., Inc., Sr. Unsec’d. Notes	3.600%	09/15/42	905	883,740
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.000%	12/15/36	2,625	2,722,040
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%	07/19/19	99	95,731
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	4,012	3,831,460

A364

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	197	$197,739

				36,841,220

Pipelines — 1.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	4.600%	11/02/47	2,435	2,365,603
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	4.250%	12/01/27	310	302,213
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.200%	12/01/47	280	275,681
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.500%	10/15/19	1,310	1,348,121
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	2.900%	07/15/22	1,235	1,198,141
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	3.700%	07/15/27	985	944,199
Energy Transfer Partners LP, Gtd. Notes	5.150%	02/01/43	660	602,692
Energy Transfer Partners LP, Gtd. Notes	6.050%	06/01/41	5,700	5,781,725
Energy Transfer Partners LP, Gtd. Notes	6.500%	02/01/42	655	707,475
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	774	822,055
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	301	327,272
Kinder Morgan Energy Partners LP, Gtd. Notes	4.250%	09/01/24	1,876	1,885,982
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24	9,834	9,902,509
Kinder Morgan, Inc., Gtd. Notes	5.050%	02/15/46	2,625	2,568,616
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23	335	358,427
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	434	453,525
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22	1,305	1,356,666
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	150	155,252
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	465	473,138
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	1,095	1,062,591
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400%	10/01/47	1,315	1,252,757
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500%	08/01/22	764	743,485
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	1,740	1,712,013

				36,600,138

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., Sr. Unsec’d. Notes	3.000%	06/15/23	5,005	4,833,936
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	742	743,427
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	208	206,806
American Tower Corp., Sr. Unsec’d. Notes	4.400%	02/15/26	132	133,391
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24	201	212,172
Boston Properties LP, Sr. Unsec’d. Notes	3.650%	02/01/26	1,570	1,535,144
Crown Castle International Corp., Sr. Unsec’d. Notes	2.250%	09/01/21	1,485	1,431,344
Crown Castle International Corp., Sr. Unsec’d. Notes(a)	3.200%	09/01/24	1,990	1,907,997
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21	405	406,535
iStar, Inc., Sr. Unsec’d. Notes	6.500%	07/01/21	3,530	3,605,013
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	4.750%	03/15/25	505	492,375

				15,508,140

A365

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail — 0.5%
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	545	$566,800
El Puerto de Liverpool SAB de CV (Mexico), Gtd. Notes, 144A	3.875%	10/06/26	6,525	6,162,863
GameStop Corp., Gtd. Notes, 144A(a)	5.500%	10/01/19	3,425	3,446,406
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	640	822,458
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	820	850,745
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	600	618,427
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	1,330	1,420,752
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	215	233,950
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23	2,270	2,249,225
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25	1,225	1,239,036
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.650%	06/01/46	67	65,024

				17,675,686

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom), Sub. Notes, MTN, 144A	4.125%	10/18/32	1,430	1,359,271

Semiconductors — 0.7%
Analog Devices, Inc., Sr. Unsec’d. Notes	3.500%	12/05/26	1,475	1,437,664
Analog Devices, Inc., Sr. Unsec’d. Notes	3.900%	12/15/25	178	179,791
Analog Devices, Inc., Sr. Unsec’d. Notes	5.300%	12/15/45	179	202,266
Applied Materials, Inc., Sr. Unsec’d. Notes	3.300%	04/01/27	1,150	1,129,993
Applied Materials, Inc., Sr. Unsec’d. Notes	4.350%	04/01/47	545	579,627
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.200%	01/15/21	800	776,892
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.375%	01/15/20	9,410	9,278,703
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000%	01/15/22	6,700	6,574,350
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.625%	01/15/24	1,249	1,228,678
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	1,455	1,465,914
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	771	767,740
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	970	957,210
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.600%	01/30/23	1,800	1,726,403
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45	354	369,039
Xilinx, Inc., Sr. Unsec’d. Notes	2.950%	06/01/24	765	734,039

				27,408,309

Software — 0.5%
Autodesk, Inc., Sr. Unsec’d. Notes	3.500%	06/15/27	1,815	1,732,598
CDK Global, Inc., Sr. Unsec’d. Notes	3.800%	10/15/19	400	400,999
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	74	74,930
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46	25	24,909
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	2,820	2,750,476
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35	845	834,611
Microsoft Corp., Sr. Unsec’d. Notes	4.250%	02/06/47	2,580	2,775,856
Oracle Corp., Sr. Unsec’d. Notes	3.250%	05/15/30	684	657,130
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	832	831,896
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	795	783,436

A366

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software (cont’d.)
VMware, Inc., Sr. Unsec’d. Notes	2.300%		08/21/20	6,564	$6,384,552

					17,251,393

Telecommunications — 2.2%
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.900%		08/14/27	1,110	1,117,642
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.250%		03/01/27	1,770	1,789,262
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		06/15/45	180	164,489
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		03/09/48	1,581	1,469,436
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	405	393,354
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		02/14/50	4,140	4,182,109
AT&T, Inc., Sr. Unsec’d. Notes	5.250%		03/01/37	3,030	3,205,361
AT&T, Inc., Sr. Unsec’d. Notes	5.450%		03/01/47	2,330	2,473,069
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.700%		03/01/57	2,360	2,538,280
Axtel SAB de CV (Mexico), Gtd. Notes, 144A	6.375%		11/14/24	360	365,399
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23	6,500	6,612,969
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%		06/10/25	1,935	1,875,039
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes, 144A	5.375%		09/27/22	1,434	1,449,071
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%		04/01/22	348	271,440
Embarq Corp., Sr. Unsec’d. Notes	7.995%		06/01/36	3,350	3,157,375
Frontier Communications Corp., Sec’d. Notes, 144A(a)	8.500%		04/01/26	285	275,738
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%		01/15/25	1,245	736,106
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%		06/15/20	820	820,365
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.250%		02/21/23	3,775	3,637,401
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%		03/15/44	201	220,332
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%		05/01/18	1,610	1,609,055
Sprint Capital Corp., Gtd. Notes	6.875%		11/15/28	2,560	2,387,200
Sprint Corp., Gtd. Notes(a)	7.625%		03/01/26	1,595	1,556,242
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%		03/20/23	2,354	2,339,039
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	4.738%		09/20/29	5,460	5,480,475
Telefonica Emisiones SAU (Spain), Gtd. Notes	4.665%		03/06/38	1,405	1,421,173
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%		02/16/21	5,949	6,324,388
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%		11/01/22	3,840	3,688,201
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%		03/16/27	2,010	2,035,958
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%		08/10/33	2,290	2,318,218
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)	2.454%	(c)	05/22/20	14,740	14,803,161

					80,717,347

A367

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	4.125%	06/15/47	810	$833,892
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45	371	378,690
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45	95	105,460
CSX Corp., Sr. Unsec’d. Notes	4.250%	11/01/66	607	550,961
FedEx Corp., Gtd. Notes	3.900%	02/01/35	1,126	1,088,760
FedEx Corp., Gtd. Notes	4.900%	01/15/34	450	485,545
Hidrovias International Finance SARL (Brazil), Gtd. Notes, 144A	5.950%	01/24/25	334	330,727
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	4.050%	08/15/52	528	509,527
Rumo Luxembourg Sarl (Brazil), Gtd. Notes, 144A	7.375%	02/09/24	445	476,239
Rumo Luxembourg Sarl (Brazil), Sr. Unsec’d. Notes, 144A	5.875%	01/18/25	397	392,038
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%	02/01/35	324	305,266
Union Pacific Corp., Sr. Unsec’d. Notes	3.600%	09/15/37	1,055	1,015,797
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	686	649,964

				7,122,866

Trucking & Leasing — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%	09/17/18	1,965	1,964,229
GATX Corp., Sr. Unsec’d. Notes(a)	2.600%	03/30/20	821	813,525
GATX Corp., Sr. Unsec’d. Notes	3.850%	03/30/27	549	539,011
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.400%	11/15/26	1,225	1,167,366

				4,484,131

TOTAL CORPORATE BONDS
(cost $1,106,170,105)				1,093,890,401

MUNICIPAL BONDS — 2.6%

Arizona — 0.0%
Arizona Health Facilities Authority, Revenue Bonds	1.945%	01/01/37	360	332,111
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	5.000%	12/01/36	270	305,856

				637,967

California — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	6.918%	04/01/40	820	1,142,473
Bay Area Toll Authority, Revenue Bonds, BABs	7.043%	04/01/50	1,340	1,999,374
California Health Facilities Financing Authority, Revenue Bonds	5.000%	08/15/33	290	337,519
California Health Facilities Financing Authority, Revenue Bonds	5.000%	08/15/47	280	310,923
California Pollution Control Financing Authority, Revenue Bonds, 144A	5.000%	11/21/45	260	276,830
City of Riverside CA Electric Revenue, Revenue Bonds, BABs	7.605%	10/01/40	300	442,245
Contra Costa Community College District, General Obligation Unlimited, BABs	6.504%	08/01/34	165	208,448

A368

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California (cont’d.)
Golden State Tobacco Securitization Corp., Revenue Bonds	5.125%	06/01/47	1,140	$1,140,000
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%	08/01/42	1,075	1,536,154
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds	5.000%	07/01/42	500	581,505
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.603%	07/01/50	285	423,912
Los Angeles Unified School District, General Obligation Unlimited, BABs	5.750%	07/01/34	1,150	1,424,080
Orange County Local Transportation Authority, Revenue Bonds, BABs	6.908%	02/15/41	730	998,516
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, BABs	6.583%	05/15/49	740	1,011,484
San Diego Public Facilities Financing Authority Sewer Revenue, Revenue Bonds	5.000%	05/15/39	275	317,782
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds	5.000%	05/01/41	380	425,471
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds.	5.000%	05/01/47	360	405,554
San Jose Redevelopment Agency Successor Agency, Series A-T, Taxable, Refunding	2.958%	08/01/24	695	688,745
State of California, General Obligation Unlimited	2.250%	10/01/23	1,340	1,297,884
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	205	298,962
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	330	482,424
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	4,075	5,877,780
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	305	464,417
University of California, Revenue Bonds	3.063%	07/01/25	390	387,633
University of California, Revenue Bonds	4.601%	05/15/31	385	425,167
University of California, Revenue Bonds	4.767%	05/15/2115	840	886,318

				23,791,600

Colorado — 0.0%
City of Aurora Co. Water Revenue, Revenue Bonds	5.000%	08/01/46	210	238,253
Colorado Health Facilities Authority, Revenue Bonds	5.250%	02/01/31	190	200,758
Weld County School District No. RE-4, General Obligation Unlimited	5.250%	12/01/41	330	386,252

				825,263

Connecticut — 0.1%
Connecticut State Health & Educational Facility Authority, Revenue Bonds	5.000%	07/01/45	560	612,937
Connecticut State Health & Educational Facility Authority, Revenue Bonds	5.000%	07/01/45	380	407,375
State of Connecticut, General Obligation Unlimited	3.310%	01/15/26	1,515	1,463,005

				2,483,317

A369

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia — 0.1%
District of Columbia, General Obligation Unlimited	5.000%	06/01/42	275	$317,331
District of Columbia, Revenue Bonds, BABs	5.591%	12/01/34	405	486,077
Metropolitan Washington Airports Authority, Revenue Bonds	5.000%	10/01/32	520	589,139
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, BABs	7.462%	10/01/46	285	422,236

				1,814,783

Florida — 0.1%
County of Miami-Dade, General Obligation Unlimited	5.000%	07/01/35	240	274,819
County of Miami-Dade Aviation Revenue, Revenue Bonds	2.504%	10/01/24	600	571,464
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.354%	10/01/29	115	110,161
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.454%	10/01/30	205	201,410
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.504%	10/01/31	195	191,989
County of Miami-Dade Aviation Revenue, Revenue Bonds	5.000%	10/01/38	435	479,796
County of Miami-Dade Aviation Revenue, Revenue Bonds	5.000%	10/01/40	280	313,440
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.000%	04/01/48	300	336,063
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.073%	04/01/50	320	360,086
State Board of Administration Finance Corp., Revenue Bonds	2.638%	07/01/21	860	854,479
State Board of Administration Finance Corp., Revenue Bonds	2.995%	07/01/20	765	769,330
Sumter Landing Community Development District, Revenue Bonds	4.172%	10/01/47	240	253,013

				4,716,050

Georgia — 0.0%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	453,399

Illinois — 0.1%
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	2,055	1,926,213

Kansas — 0.0%
State of Kansas Department of Transportation, Revenue Bonds	5.000%	09/01/35	200	228,970

Louisiana — 0.0%
New Orleans Aviation Board, Revenue Bonds	5.000%	01/01/40	310	338,092

Maryland — 0.0%
County of Anne Arundel MD, General Obligation Ltd.	5.000%	10/01/47	280	325,718

Massachusetts — 0.1%
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	11/01/42	370	428,527

A370

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Massachusetts (cont’d.)
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/39	190	$219,309
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/40	200	230,332
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/41	210	241,666
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/42	220	252,982
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/43	180	206,831
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/47	290	322,439
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	250	270,800

				2,172,886

Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds	5.250%	07/01/33	300	351,354
Michigan Finance Authority, Revenue Bonds	5.000%	11/15/41	190	209,994
Royal Oak Hospital Finance Authority, Revenue Bonds	5.000%	09/01/39	260	282,825

				844,173

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds	5.000%	09/01/46	360	386,284

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.086%	09/15/51	850	734,961
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	870	841,273
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/29	210	240,051
Metropolitan St Louis Sewer District, Revenue Bonds	5.000%	05/01/42	280	324,932

				2,141,217

Nebraska — 0.0%
Public Power Generation Agency, Revenue Bonds	5.000%	01/01/35	210	237,029

Nevada — 0.0%
Clark County School District, General Obligation Ltd.	5.000%	06/15/27	175	200,841
County of Clark Department of Aviation, Revenue Bonds	5.000%	07/01/21	370	403,108

				603,949

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.000%	06/15/29	230	253,534
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	780,632

A371

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)
Tobacco Settlement Financing Corp., Revenue Bonds	5.000%	06/01/41	790	$789,084

				1,823,250

New York — 0.6%
Dutchess County Local Development Corp., Revenue Bonds	5.000%	07/01/46	600	664,392
Metropolitan Transportation Authority, Revenue Bonds	5.000%	11/15/42	380	435,970
Metropolitan Transportation Authority, Revenue Bonds	5.250%	11/15/57	470	540,834
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687%	11/15/40	305	412,668
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	430	587,939
New York City Municipal Water Finance Authority, Revenue Bonds, BABs, Revenue Bonds	5.882%	06/15/44	450	598,721
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.050%	05/01/27	975	947,339
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	08/01/31	120	139,679
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	02/01/35	230	262,389
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	05/01/36	220	251,350
New York City Water & Sewer System, Revenue Bonds	5.000%	06/15/47	790	900,426
New York City Water & Sewer System, Revenue Bonds, BABs	5.750%	06/15/41	345	451,088
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/40	210	235,969
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/46	540	613,111
New York Liberty Development Corp., Revenue Bonds	5.250%	10/01/35	200	248,188
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/27	220	260,920
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/28	220	259,646
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/31	200	232,934
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/32	345	399,231
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/36	370	428,386
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/37	370	427,409
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/38	200	231,032
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/39	200	230,328
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/40	390	449,140
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/41	370	425,785
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/41	300	349,596

A372

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/42	500	$574,945
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/42	300	349,035
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/43	330	378,599
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/43	300	348,756
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	518,382
New York State Urban Development Corp., Revenue Bonds	2.860%	03/15/24	1,175	1,163,368
New York State Urban Development Corp., Revenue Bonds	3.120%	03/15/25	575	572,660
New York State Urban Development Corp., Revenue Bonds	3.320%	03/15/29	750	742,230
New York Transportation Development Corp., Revenue Bonds	5.000%	07/01/46	190	205,742
New York Transportation Development Corp., Revenue Bonds	5.250%	01/01/50	1,190	1,302,348
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	860	941,098
Port Authority of New York & New Jersey, Revenue Bonds	4.810%	10/15/65	430	506,458
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	695	829,649
Port Authority of New York & New Jersey, Revenue Bonds	5.000%	09/15/25	400	459,960
Port Authority of New York & New Jersey, Revenue Bonds	5.000%	11/15/47	170	191,107
TSASC, Inc., Revenue Bonds	5.000%	06/01/41	340	367,744

				20,436,551

North Carolina — 0.0%
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	537,315

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds, BABs	6.449%	02/15/44	205	278,888
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds	5.875%	06/01/47	1,250	1,230,838
JobsOhio Beverage System, Revenue Bonds	3.985%	01/01/29	475	496,385
State of Ohio, General Obligation Ltd.	5.000%	05/01/30	270	311,828
State of Ohio, General Obligation Ltd.	5.000%	05/01/32	360	413,262
State of Ohio, General Obligation Ltd.	5.000%	05/01/34	240	274,178
State of Ohio, General Obligation Ltd.	5.000%	05/01/35	240	273,516
State of Ohio, General Obligation Ltd.	5.000%	05/01/36	580	659,802
State of Ohio, General Obligation Ltd.	5.000%	05/01/37	440	499,633
State of Ohio, General Obligation Unlimited	5.000%	03/15/32	540	610,691

				5,049,021

Oregon — 0.1%
Oregon School Boards Assoc., General Obligation Ltd.	4.759%	06/30/28	1,005	1,098,616

A373

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oregon (cont’d.)
Oregon School Boards Assoc., General Obligation Ltd.	5.490%	06/30/23	1,380	$1,542,316

				2,640,932

Pennsylvania — 0.0%
Commonwealth Financing Authority, Revenue Bonds	3.864%	06/01/38	425	427,032
Commonwealth Financing Authority, Revenue Bonds	4.144%	06/01/38	430	446,125
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	210	226,750

				1,099,907

Puerto Rico — 0.0%
Commonwealth of Puerto Rico (Puerto Rico), General Obligation Unlimited(d)	8.000%	07/01/35	2,975	1,264,375

South Carolina — 0.0%
Lexington County Health Services District, Inc., Revenue Bonds	5.000%	11/01/41	180	198,851
South Carolina Public Service Authority, Revenue Bonds	2.388%	12/01/23	636	600,766
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/49	400	425,900
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/50	400	429,308

				1,654,825

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds	5.000%	07/01/46	400	442,024

Texas — 0.2%
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/45	200	219,308
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/46	200	218,908
City of Austin TX Water & Wastewater System Revenue, Revenue Bonds	5.000%	11/15/43	280	310,248
City of Houston Combined Utility System Revenue, Revenue Bonds	5.000%	11/15/35	260	299,432
City of San Antonio Electric & Gas Systems
Revenue, Revenue Bonds, BABs	5.808%	02/01/41	820	1,053,019
City of San Antonio TX Electric & Gas Systems
Revenue, Revenue Bonds	5.000%	02/01/48	275	298,636
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/41	400	450,584
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/46	540	606,334
Mesquite Independent School District, General Obligation Unlimited	5.000%	08/15/42	340	388,083
Permanent University Fund - University of Texas System, Revenue Bonds	3.376%	07/01/47	755	718,360
Texas A&M University, Revenue Bonds	2.756%	05/15/26	1,055	1,029,775
Texas A&M University, Revenue Bonds	2.836%	05/15/27	470	458,870
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	6.250%	12/15/26	170	199,060

A374

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Texas Private Activity Bond Surface
Transportation Corp., Revenue Bonds	5.000%	12/31/55	140	$151,269
University of Houston, Revenue Bonds	5.000%	02/15/33	220	251,449
University of Houston, Revenue Bonds	5.000%	02/15/34	200	227,988
University of Houston, Revenue Bonds	5.000%	02/15/35	460	522,988
University of Houston, Revenue Bonds	5.000%	02/15/36	600	680,814

				8,085,125

Utah — 0.0%
Salt Lake City Corp. Airport Revenue, Revenue Bonds	5.000%	07/01/47	625	695,331
Salt Lake City Corp. Airport Revenue, Revenue Bonds	5.000%	07/01/47	250	284,253

				979,584

Virginia — 0.0%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/41	210	235,093
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/51	175	193,517

				428,610

Washington — 0.1%
Grant County Public Utility District No. 2, Revenue Bonds	4.584%	01/01/40	160	168,818
State of Washington, General Obligation Unlimited	5.000%	07/01/30	840	957,256
State of Washington, General Obligation Unlimited	5.000%	08/01/30	240	280,913
State of Washington, General Obligation Unlimited	5.000%	08/01/40	540	610,551
State of Washington, General Obligation Unlimited	5.000%	08/01/40	220	254,397
State of Washington, General Obligation Unlimited	5.000%	02/01/41	360	413,356
State of Washington, General Obligation Unlimited	5.000%	08/01/41	240	277,313
State of Washington, General Obligation Unlimited	5.000%	08/01/42	250	288,650

				3,251,254

West Virginia — 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds	7.467%	06/01/47	715	708,029
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/19	220	228,230
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/20	240	254,938
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/21	240	260,405
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/22	260	287,152
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/23	215	240,536

A375

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

West Virginia (cont’d.)
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/24	230	$260,951

					2,240,241

Wisconsin — 0.1%
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/32	200	230,426
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/33	180	206,507
State of Wisconsin, General Obligation Unlimited	5.000%		11/01/33	250	294,690
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/34	230	263,072
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/36	290	329,504
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/38	290	329,107
State of Wisconsin, Revenue Bonds	3.154%		05/01/27	710	698,846
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%		12/15/44	180	193,986

					2,546,138

TOTAL MUNICIPAL BONDS (cost $96,497,171)					96,406,062

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.8%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	3.641%	(cc)	09/25/35	1,606	1,522,228
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 144A	4.250%		08/25/64	919	928,356
Alternative Loan Trust, Series 2006-11CB, Class 3A1	6.500%		05/25/36	420	324,481
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	2,480	1,803,040
Alternative Loan Trust, Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.230%	2.102%	(c)	11/25/36	331	260,953
Alternative Loan Trust, Series 2007-3T1, Class 1A1	6.000%		04/25/37	97	73,932
Alternative Loan Trust, Series 2007-OA2, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.840%	2.123%	(c)	03/25/47	1,985	1,630,793
Alternative Loan Trust, Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180%	2.052%	(c)	05/25/47	2,865	2,784,321
American Home Mortgage Assets Trust, Series 2006-5, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.920%	2.203%	(c)	11/25/46	163	90,702
American Home Mortgage Assets Trust, Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%	1.983%	(c)	02/25/47	228	146,924
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 144A	3.500%		07/25/46	370	371,244
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 144A	4.500%		11/25/45	38	38,206
APS Resecuritization Trust, Series 2016-3, Class 3A, 1 Month LIBOR + 2.850%, 144A	4.722%	(c)	09/27/46	1,905	2,004,520
APS Resecuritization Trust, Series 2016-3, Class 4A, 1 Month LIBOR + 2.600%, 144A	4.472%	(c)	04/27/47	525	542,762
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	4.967%		03/26/37	867	864,655
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	3.753%	(cc)	07/25/34	620	607,855

A376

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	3.633%	(cc)	01/26/36	2,368	$2,098,417
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1	6.000%		12/25/37	6,018	4,976,439
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	3,672	3,603,852
COLT LLC, Series 2015-1, Class A1V, 1 Month LIBOR + 3.000%, 144A	4.872%	(c)	12/26/45	65	65,260
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350%	3.222%	(c)	11/25/35	299	120,781
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	2,550	2,303,032
CSMC Trust, Series 2014-9R, Class 9A1, 1 Month LIBOR + 0.120%, 144A	1.741%	(c)	08/27/36	458	414,828
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 144A	4.000%		07/25/46	472	472,293
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 1 Month LIBOR + 0.170%.	2.042%	(c)	08/25/47	412	279,263
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 1 Month LIBOR + 0.190%	2.062%	(c)	08/25/47	4,812	4,557,487
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3	6.510%	(cc)	07/25/36	180	161,264
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%	6.122%	(c)	01/25/29	1,099	1,243,524
Fannie Mae Connecticut Avenue Securities, Series 2016-C06, Class 1M2, 1 Month LIBOR + 4.250%	6.122%	(c)	04/25/29	996	1,128,703
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750%	7.622%	(c)	07/25/29	394	460,571
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550%	5.422%	(c)	07/25/29	741	804,213
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%	4.872%	(c)	10/25/29	143	151,195
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1B1, 1 Month LIBOR + 3.600%	5.472%	(c)	01/25/30	770	770,964
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%	4.072%	(c)	01/25/30	459	465,041
Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1B1, 1 Month LIBOR + 4.000%	5.872%	(c)	05/25/30	660	677,446
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.439%	(cc)	12/25/42	306	321,791
Fannie Mae REMICS, Series 2003-119, Class FK, 1 Month LIBOR + 0.500%	2.372%	(c)	05/25/18	1	1,048
Fannie Mae REMICS, Series 2004-92, Class F, 1 Month LIBOR + 0.300%	2.172%	(c)	08/25/34	749	750,118
Fannie Mae REMICS, Series 2005-59, Class DQ, 1 Month LIBOR x (2.5) + 17.000%	12.321%	(c)	05/25/35	756	823,373
Fannie Mae REMICS, Series 2008-15, Class AS, 1 Month LIBOR x (5) + 33.000%	23.642%	(c)	08/25/36	695	1,079,483

A377

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2010-95, Class FB, 1 Month LIBOR + 0.400%	2.272%	(c)	09/25/40	1,487	$1,489,353
Fannie Mae REMICS, Series 2012-112, Class DA	3.000%		10/25/42	6,747	6,643,775
Fannie Mae REMICS, Series 2012-128, Class MP	2.500%		11/25/42	1,715	1,553,866
Fannie Mae REMICS, Series 2012-3, Class FP, 1 Month LIBOR + 0.400%	2.272%	(c)	03/25/39	345	346,086
Fannie Mae REMICS, Series 2013-10, Class BV	3.000%		11/25/31	781	776,068
Fannie Mae REMICS, Series 2015-22, Class DY	3.000%		04/25/45	1,402	1,364,938
Fannie Mae REMICS, Series 2015-66, Class CL	3.500%		07/25/41	944	897,310
Fannie Mae REMICS, Series 2016-26, Class KL, 1 Month LIBOR x (4.5) + 18.000%	4.500%	(c)	11/25/42	1,739	1,662,691
Fannie Mae REMICS, Series 2016-32, Class GT, 1 Month LIBOR x (4.5) + 18.000%	4.500%	(c)	01/25/43	1,599	1,484,886
Fannie Mae REMICS, Series 2017-82, Class FG, 1 Month LIBOR + 0.250%	2.122%	(c)	11/25/32	906	907,168
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	608	650,208
Fannie Mae REMICS, Series 2006-118, Class A1, 1 Month LIBOR + 0.060%	1.932%	(c)	12/25/36	438	429,945
Fannie Mae REMICS, Series 2007-73, Class A1, 1 Month LIBOR + 0.060%	1.932%	(c)	07/25/37	861	846,676
Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 144A^	3.730%	(cc)	03/25/47	2,158	2,146,781
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.601%	(c)	07/25/44	604	606,013
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.401%	(c)	10/25/44	560	566,507
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	1.661%	(c)	12/25/36	951	947,546
Freddie Mac REMICS, Series 3708, Class PL	4.500%		08/15/40	1,454	1,530,171
Freddie Mac REMICS, Series 3785, Class LS, 1 Month LIBOR x (2) + 9.900%	6.347%	(c)	01/15/41	1,626	1,692,477
Freddie Mac REMICS, Series 3786, Class PK	3.000%		12/15/37	611	612,525
Freddie Mac REMICS, Series 4059, Class DY	3.500%		06/15/42	5,075	5,050,744
Freddie Mac REMICS, Series 4068, Class ME	4.000%		06/15/42	500	510,204
Freddie Mac REMICS, Series 4238, Class FD, 1 Month LIBOR + 0.300%	2.077%	(c)	02/15/42	2,434	2,429,668
Freddie Mac REMICS, Series 4480, Class NB	3.500%		06/15/45	1,000	965,943
Freddie Mac REMICS, Series 4493, Class SM, 1 Month LIBOR x (1.5) + 6.000%	3.335%	(c)	07/15/45	1,425	1,224,967
Freddie Mac REMICS, Series 4621, Class KB	2.500%		10/15/46	1,441	1,237,449
Freddie Mac Strips, Series 353, Class 300	3.000%		12/15/46	10,226	10,036,464
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class B, 1 Month LIBOR + 11.500%	13.372%	(c)	01/25/25	241	348,437
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950%	9.822%	(c)	05/25/25	245	297,994
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%	5.672%	(c)	03/25/29	800	893,854

A378

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%	5.122%	(c)	07/25/29	770	$830,889
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, 1 Month LIBOR + 5.150%	7.022%	(c)	10/25/29	530	597,627
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 1 Month LIBOR + 3.450%	5.322%	(c)	10/25/29	747	812,073
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, 1 Month LIBOR + 4.450%	6.322%	(c)	03/25/30	750	801,120
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 1 Month LIBOR + 2.500%	4.372%	(c)	03/25/30	1,530	1,568,315
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450%	4.322%	(c)	12/25/42	250	258,319
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, 1 Month LIBOR + 3.150%	5.022%	(c)	07/25/30	780	746,677
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1 Month LIBOR + 1.800%	3.672%	(c)	07/25/30	510	504,762
Government National Mortgage Assoc., Series 2004-2, Class FH, 1 Month LIBOR + 0.300%	2.086%	(c)	01/16/34	2,014	2,016,197
Government National Mortgage Assoc., Series 2012-H08, Class FA, 1 Month LIBOR + 0.600%	2.175%	(c)	01/20/62	8,611	8,652,420
Government National Mortgage Assoc., Series 2012-H10, Class FA, 1 Month LIBOR + 0.550%	2.125%	(c)	12/20/61	1,029	1,031,971
Government National Mortgage Assoc., Series 2012-H20, Class BA, 1 Month LIBOR + 0.560%	2.135%	(c)	09/20/62	6,185	6,205,625
Government National Mortgage Assoc., Series 2012-H29, Class FA, 1 Month LIBOR + 0.520%	2.090%	(c)	10/20/62	1,201	1,203,757
Government National Mortgage Assoc., Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%	1.915%	(c)	12/20/62	1,448	1,444,987
Government National Mortgage Assoc., Series 2013-H18, Class EA, 1 Month LIBOR + 0.500%	2.075%	(c)	07/20/63	2,469	2,473,308
Government National Mortgage Assoc., Series 2013-H18, Class FA, 1 Month LIBOR + 0.500%	2.075%	(c)	06/20/63	4,359	4,367,443
Government National Mortgage Assoc., Series 2014-H11, Class VA, 1 Month LIBOR + 0.500%	2.075%	(c)	06/20/64	2,805	2,816,429
Government National Mortgage Assoc., Series 2014-H17, Class FC, 1 Month LIBOR + 0.500%	2.075%	(c)	07/20/64	941	944,761
Government National Mortgage Assoc., Series 2015-H05, Class FA, 1 Month LIBOR + 0.300%	1.875%	(c)	04/20/61	1,939	1,939,516

A379

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	5,267	$5,062,741
Government National Mortgage Assoc., Series 2015-H11, Class FA, 1 Month LIBOR + 0.250%	1.825%	(c)	04/20/65	531	530,516
Government National Mortgage Assoc., Series 2016-H01, Class AI, IO	1.582%	(cc)	01/20/66	8,086	689,699
Government National Mortgage Assoc., Series 2016-H01, Class HZ	4.511%	(cc)	10/20/65	1,102	1,163,641
Government National Mortgage Assoc., Series 2016-H19, Class FC, 1 Month LIBOR + 0.400%	1.975%	(c)	08/20/66	1,162	1,160,860
Government National Mortgage Assoc., Series 2016-H19, Class FE, 1 Month LIBOR + 0.370%	1.945%	(c)	06/20/61	392	391,722
Government National Mortgage Assoc., Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400%	1.975%	(c)	09/20/63	1,527	1,530,180
Government National Mortgage Assoc., Series 2017-H14, Class FK, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.200%	1.990%	(c)	05/20/67	1,937	1,933,893
Government National Mortgage Assoc., Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200%	1.775%	(c)	10/20/64	966	963,500
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	4.013%	(cc)	10/25/33	580	577,369
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 1 Month LIBOR + 0.350%, 144A	2.222%	(c)	01/25/35	440	413,536
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1 Month LIBOR + 0.350%, 144A	2.222%	(c)	03/25/35	529	493,997
GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 1 Month LIBOR + 0.350%, 144A	2.222%	(c)	01/25/36	401	345,849
IndyMac IMJA Mortgage Loan Trust, Series 2007-A2, Class 3A1	7.000%		10/25/37	877	615,061
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1	3.392%	(cc)	09/25/37	545	383,999
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	2,491	2,085,659
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 144A	3.000%	(cc)	05/25/47	492	485,168
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A^	3.887%	(c)	04/01/22	1,579	1,580,525
LSTAR Securities Investment Ltd., Series 2018-1, Class A, 1 Month LIBOR + 1.550%, 144A	3.437%	(c)	02/01/23	2,108	2,091,989
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A	3.452%	(cc)	05/25/33	1,093	1,091,428
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1 Month LIBOR + 0.340%, 144A	1.927%	(c)	04/16/36	2,476	2,106,798
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 144A	1.567%	(c)	11/26/35	414	380,879
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 1 Month LIBOR + 0.400%, 144A	2.272%	(c)	09/25/35	56	49,159
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	9,856	6,389,564

A380

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Residential Funding Mortgage Securities I Trust, Series 2005-SA4, Class 1A21	3.857%	(cc)	09/25/35		2,524	$2,153,439
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, PO, 144A	7.978%	(s)	07/25/56		329	22,399
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, IO, 144A	1.149%	(cc)	07/25/56		999	118,500
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 144A	4.750%	(cc)	07/25/56		220	216,937
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 144A	4.000%	(cc)	08/25/47		918	930,408
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 144A	4.000%	(cc)	12/25/47		1,136	1,151,535
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 144A	4.000%	(cc)	02/25/48		1,984	2,011,072
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	3.374%	(cc)	01/25/35		1,442	1,412,542
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A	3.595%	(cc)	04/25/36		263	234,596
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	3.733%	(cc)	10/25/46		3,220	3,039,792
WaMu Mortgage Pass-Through Certificates Trust, Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.483%	(c)	11/25/42		148	140,586
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A1	6.500%		05/25/36		519	449,888
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	3.739%	(cc)	12/25/34		662	673,676

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $178,758,149)						176,165,370

SOVEREIGN BONDS — 5.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.500%		10/11/22		5,965	5,745,190
Argentina Bonar Bonds (Argentina), Bonds	8.750%		05/07/24		2,342	2,622,962
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	8.000%		10/08/20		874	963,565
Argentine Bonos del Tesoro (Argentina), Bonds	21.200%		09/19/18	ARS	13,166	644,888
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.500%		12/31/38		1,343	891,657
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	3.375%		10/12/20	CHF	180	194,006
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.250%		01/15/28	EUR	166	199,149
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.625%		01/26/22		1,244	1,262,037
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.875%		01/11/28		2,902	2,729,331
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.250%		04/22/19		1,027	1,055,243
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		04/22/21		2,883	3,055,979
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		06/28/2117		507	467,201
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%		04/22/26		4,703	5,018,100

A381

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.625%	04/22/46		4,595	$4,566,281
Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes	7.500%	09/20/47		225	205,313
Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes, 144A	6.000%	09/19/44		200	161,497
Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes, 144A	6.750%	09/20/29		369	344,749
Bundesschatzanweisungen (Germany), Unsec’d. Notes	0.634%	12/13/19	EUR	5,730	7,127,780
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	3.875%	04/25/27		4,800	4,737,600
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21		1,067	1,104,345
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	5.750%	04/29/20		780	798,931
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.577%	02/21/23		1,892	1,918,866
French Republic Government Bond OAT (France), Bonds	0.488%	02/25/20	EUR	5,730	7,117,881
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		2,080	2,266,368
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.350%	01/11/48		443	422,370
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.700%	01/08/22		1,970	1,977,328
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	04/25/22		1,077	1,078,784
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.125%	01/15/25		214	215,572
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.750%	01/08/26		206	215,165
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	5.625%	05/15/23	IDR	16,063,000	1,149,232
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	6.125%	05/15/28	IDR	22,463,000	1,570,411
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%	05/15/27	IDR	8,210,000	606,171
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/24	IDR	21,561,000	1,711,012
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	09/15/26	IDR	6,627,000	531,291
Japan Government Two Year Bond (Japan), Sr. Unsec’d. Notes	0.100%	03/15/20	JPY	763,950	7,213,316
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		9,685	9,492,927
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.650%	04/22/24		430	425,785
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.850%	03/23/27		1,199	1,158,774
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22		1,209	1,187,323
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24		670	644,875
Mexican Bonos (Mexico), Bonds	4.750%	06/14/18	MXN	34,100	1,862,652
Mexican Bonos (Mexico), Bonds	5.750%	03/05/26	MXN	267,900	13,380,264
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	584,300	31,476,993
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	2,965	3,371,908

A382

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.150%	03/28/27		11,717	$11,845,887
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.875%	03/08/22		2,585	2,510,971
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		2,070	2,083,455
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,755,840
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.500%	03/30/26		3,250	3,686,725
Provincia de Rio Negro (Argentina), Sr. Unsec’d. Notes, 144A.	7.750%	12/07/25		450	424,125
Russian Federal Bond (Russia), Bonds	6.400%	05/27/20	RUB	160,677	2,814,565
Russian Federal Bond (Russia), Bonds	6.500%	02/28/24	RUB	28,651	496,376
Russian Federal Bond (Russia), Bonds	7.400%	12/07/22	RUB	23,306	422,976
Russian Federal Bond (Russia), Bonds	7.500%	08/18/21	RUB	111,239	2,005,846
Russian Federal Bond (Russia), Bonds	7.600%	04/14/21	RUB	48,979	883,938
Russian Federal Bond (Russia), Bonds	7.750%	09/16/26	RUB	43,614	804,705
Russian Federal Bond (Russia), Bonds	8.150%	02/03/27	RUB	117,346	2,222,482
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	5.625%	04/04/42		200	214,791
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	5.000%	04/29/20		600	619,379
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	5.250%	06/23/47		1,400	1,398,319
Russian Foreign Bond-Eurobond (Russia), Sr. Unsec’d. Notes	4.750%	05/27/26		800	826,573
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%	10/26/26		6,780	6,349,294
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.500%	10/26/46		4,860	4,537,383
South Africa Government Bond (South Africa), Bonds	6.500%	02/28/41	ZAR	12,264	800,159
South Africa Government Bond (South Africa), Bonds	8.500%	01/31/37	ZAR	14,483	1,189,998
South Africa Government Bond (South Africa), Bonds	8.750%	02/28/48	ZAR	8,590	717,312
South Africa Government Bond (South Africa), Bonds	8.875%	02/28/35	ZAR	14,537	1,245,168
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/31/36	ZAR	29,926	1,966,467
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500%	03/09/20		2,994	3,104,479
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%	05/30/22		496	532,535
Turkey Government Bond (Turkey), Bonds	11.000%	03/02/22	TRY	2,114	497,248
Turkey Government International Bond (Turkey),Sr. Unsec’d. Notes	5.125%	03/25/22		200	203,896
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		544	563,040
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%	09/26/22		6,211	6,578,654
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		1,950	2,007,135
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	8.500%	03/15/28	UYU	59,185	1,923,650

TOTAL SOVEREIGN BONDS (cost $211,883,350)					202,124,443

A383

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.7%
Federal Home Loan Mortgage Corp.	2.500%	02/01/30	322	$315,234
Federal Home Loan Mortgage Corp.	2.500%	04/01/30	360	353,092
Federal Home Loan Mortgage Corp.	2.500%	05/01/30	626	613,342
Federal Home Loan Mortgage Corp.	2.500%	07/01/30	161	157,978
Federal Home Loan Mortgage Corp.	2.500%	07/01/30	146	142,880
Federal Home Loan Mortgage Corp.	2.500%	07/01/30	48	47,214
Federal Home Loan Mortgage Corp.	2.500%	07/01/30	35	34,749
Federal Home Loan Mortgage Corp.	2.500%	08/01/30	659	645,719
Federal Home Loan Mortgage Corp.	2.500%	08/01/30	503	493,120
Federal Home Loan Mortgage Corp.	2.500%	09/01/30	1,576	1,544,197
Federal Home Loan Mortgage Corp.	2.500%	09/01/30	491	480,607
Federal Home Loan Mortgage Corp.	2.500%	TBA	7,974	7,808,602
Federal Home Loan Mortgage Corp.	3.000%	01/01/30	268	268,163
Federal Home Loan Mortgage Corp.	3.000%	01/01/30	185	185,191
Federal Home Loan Mortgage Corp.	3.000%	02/01/30	1,556	1,555,129
Federal Home Loan Mortgage Corp.	3.000%	06/01/30	830	829,646
Federal Home Loan Mortgage Corp.	3.000%	07/01/30	739	738,328
Federal Home Loan Mortgage Corp.	3.000%	07/01/30	87	86,654
Federal Home Loan Mortgage Corp.	3.000%	08/01/30	157	157,269
Federal Home Loan Mortgage Corp.	3.000%	08/01/30	106	105,711
Federal Home Loan Mortgage Corp.	3.000%	12/01/42	1,682	1,653,432
Federal Home Loan Mortgage Corp.	3.000%	09/01/46	7,392	7,218,981
Federal Home Loan Mortgage Corp.	3.000%	09/01/46	737	720,017
Federal Home Loan Mortgage Corp.	3.000%	10/01/46	749	731,798
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	1,693	1,654,268
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	707	691,680
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	688	672,175
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	289	283,529
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	173	169,312
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	54	53,087
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	2,842	2,775,176
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	1,363	1,331,490
Federal Home Loan Mortgage Corp.	3.000%	09/01/47	672	655,791
Federal Home Loan Mortgage Corp.	3.000%	TBA	29,570	28,830,475
Federal Home Loan Mortgage Corp.	3.000%	TBA	7,955	7,940,394
Federal Home Loan Mortgage Corp.	3.500%	09/01/30	996	1,017,519
Federal Home Loan Mortgage Corp.	3.500%	02/01/31	180	183,834
Federal Home Loan Mortgage Corp.	3.500%	04/01/31	1,247	1,272,192
Federal Home Loan Mortgage Corp.	3.500%	04/01/31	75	77,040
Federal Home Loan Mortgage Corp.	3.500%	04/01/32	2,995	3,057,469
Federal Home Loan Mortgage Corp.	3.500%	10/01/41	800	806,538
Federal Home Loan Mortgage Corp.	3.500%	04/01/42	302	304,419
Federal Home Loan Mortgage Corp.	3.500%	05/01/42	35	35,078
Federal Home Loan Mortgage Corp.	3.500%	05/01/42	22	22,169
Federal Home Loan Mortgage Corp.	3.500%	05/01/42	12	11,702
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	2,626	2,646,823
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	560	563,842
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	320	322,046
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	146	147,322
Federal Home Loan Mortgage Corp.	3.500%	10/01/42	78	78,010
Federal Home Loan Mortgage Corp.	3.500%	11/01/42	637	641,932
Federal Home Loan Mortgage Corp.	3.500%	02/01/43	2,849	2,870,312
Federal Home Loan Mortgage Corp.	3.500%	06/01/43	190	191,915
Federal Home Loan Mortgage Corp.	3.500%	08/01/43	256	257,657
Federal Home Loan Mortgage Corp.	3.500%	04/01/44	1,330	1,340,738
Federal Home Loan Mortgage Corp.	3.500%	06/01/44	157	158,152
Federal Home Loan Mortgage Corp.	3.500%	09/01/44	23	23,574
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	315	317,053
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	11	10,754

A384

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	4	$3,902
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	26,762	26,938,314
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	62	62,385
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	43	42,990
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	482	484,259
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	141	141,871
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	21	21,019
Federal Home Loan Mortgage Corp.	3.500%	06/01/45	141	141,394
Federal Home Loan Mortgage Corp.	3.500%	07/01/45	4	3,710
Federal Home Loan Mortgage Corp.	3.500%	08/01/45	1,812	1,826,703
Federal Home Loan Mortgage Corp.	3.500%	09/01/45	97	98,045
Federal Home Loan Mortgage Corp.	3.500%	10/01/45	15	14,673
Federal Home Loan Mortgage Corp.	3.500%	11/01/45	428	430,216
Federal Home Loan Mortgage Corp.	3.500%	01/01/46	632	635,634
Federal Home Loan Mortgage Corp.	3.500%	02/01/46	45	45,593
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	1,563	1,569,226
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	460	462,896
Federal Home Loan Mortgage Corp.	3.500%	05/01/46	509	511,683
Federal Home Loan Mortgage Corp.	3.500%	07/01/46	4,960	5,000,445
Federal Home Loan Mortgage Corp.	3.500%	03/01/47	1,319	1,329,879
Federal Home Loan Mortgage Corp.	3.500%	06/01/47	179	179,943
Federal Home Loan Mortgage Corp.	3.500%	07/01/47	212	213,331
Federal Home Loan Mortgage Corp.	3.500%	10/01/47	789	796,408
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	432	433,089
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	243	243,875
Federal Home Loan Mortgage Corp.	3.500%	12/01/47	14,498	14,586,131
Federal Home Loan Mortgage Corp.	3.500%	12/01/47	1,005	1,014,094
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	5,011	5,025,508
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	216	217,724
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	119	120,396
Federal Home Loan Mortgage Corp.	4.000%	08/01/40	166	172,012
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	1,135	1,175,316
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	355	367,039
Federal Home Loan Mortgage Corp.	4.000%	04/01/41	10	10,697
Federal Home Loan Mortgage Corp.	4.000%	12/01/42	164	169,352
Federal Home Loan Mortgage Corp.	4.000%	04/01/44	420	434,857
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	93	95,591
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	41	42,259
Federal Home Loan Mortgage Corp.	4.000%	08/01/45	1,049	1,080,577
Federal Home Loan Mortgage Corp.	4.000%	09/01/45	705	727,157
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	1,005	1,038,146
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	168	173,397
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	142	146,738
Federal Home Loan Mortgage Corp.	4.000%	07/01/46	657	678,110
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	383	395,954
Federal Home Loan Mortgage Corp.	4.000%	09/01/46	54	55,715
Federal Home Loan Mortgage Corp.	4.000%	10/01/46	107	110,778
Federal Home Loan Mortgage Corp.	4.000%	01/01/47	8,103	8,382,776
Federal Home Loan Mortgage Corp.	4.000%	02/01/47	2,205	2,277,763
Federal Home Loan Mortgage Corp.	4.000%	04/01/47	1,193	1,228,057
Federal Home Loan Mortgage Corp.	4.000%	06/01/47	1,827	1,887,186
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	2,398	2,485,060
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	936	961,882
Federal Home Loan Mortgage Corp.	4.000%	01/01/48	1,033	1,064,706
Federal Home Loan Mortgage Corp.	4.000%	TBA	9,875	10,119,174
Federal Home Loan Mortgage Corp.	4.500%	07/01/39	934	987,362
Federal Home Loan Mortgage Corp.	4.500%	08/01/39	526	556,202
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	139	147,079
Federal Home Loan Mortgage Corp.	4.500%	07/01/40	45	47,317

A385

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	458	$484,702
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	424	449,130
Federal Home Loan Mortgage Corp.	4.500%	05/01/42	783	828,375
Federal Home Loan Mortgage Corp.	4.500%	11/01/43	773	811,459
Federal Home Loan Mortgage Corp.	4.500%	12/01/43	1,117	1,177,750
Federal Home Loan Mortgage Corp.	4.500%	08/01/44	179	188,494
Federal Home Loan Mortgage Corp.	4.500%	10/01/44	252	265,208
Federal Home Loan Mortgage Corp.	4.500%	08/01/47	385	405,211
Federal Home Loan Mortgage Corp.	4.500%	10/01/47	412	432,092
Federal Home Loan Mortgage Corp.	4.500%	11/01/47	4,913	5,147,758
Federal Home Loan Mortgage Corp.	4.500%	12/01/47	772	813,883
Federal Home Loan Mortgage Corp.	4.500%	12/01/47	309	323,644
Federal Home Loan Mortgage Corp.	4.500%	02/01/48	282	295,492
Federal Home Loan Mortgage Corp.	4.500%	TBA	252	263,842
Federal Home Loan Mortgage Corp.	5.000%	11/01/41	2,886	3,112,121
Federal Home Loan Mortgage Corp.	5.500%	02/01/35	68	75,337
Federal Home Loan Mortgage Corp.	5.500%	06/01/36	19	21,195
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	27	29,831
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	13	13,930
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	33	35,999
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	14	14,895
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	11	12,490
Federal Home Loan Mortgage Corp.	5.500%	03/01/37	8	9,162
Federal Home Loan Mortgage Corp.	5.500%	04/01/37	15	16,579
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	14	14,994
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	2	2,331
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	2,223	2,437,342
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	2	2,252
Federal Home Loan Mortgage Corp.	5.500%	04/01/38	1,411	1,547,501
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	289	314,286
Federal Home Loan Mortgage Corp.	5.500%	06/01/38	399	434,521
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	564	618,317
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	550	603,881
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	301	330,317
Federal Home Loan Mortgage Corp.	5.500%	01/01/39	648	710,612
Federal Home Loan Mortgage Corp.	6.000%	01/01/27	217	240,945
Federal Home Loan Mortgage Corp.	6.000%	12/01/28	3	2,933
Federal Home Loan Mortgage Corp.	6.000%	01/01/32	1	1,297
Federal Home Loan Mortgage Corp.	6.000%	11/01/32	2	2,503
Federal Home Loan Mortgage Corp.	6.000%	03/01/33	9	10,589
Federal Home Loan Mortgage Corp.	6.000%	11/01/33	7	8,051
Federal Home Loan Mortgage Corp.	6.000%	02/01/34	250	281,027
Federal Home Loan Mortgage Corp.	6.000%	12/01/34	6	6,702
Federal Home Loan Mortgage Corp.	6.000%	01/01/36	35	39,262
Federal Home Loan Mortgage Corp.	6.000%	03/01/36	2	2,346
Federal Home Loan Mortgage Corp.	6.000%	04/01/36	36	40,422
Federal Home Loan Mortgage Corp.	6.000%	08/01/36	21	23,208
Federal Home Loan Mortgage Corp.	6.000%	11/01/36	30	33,443
Federal Home Loan Mortgage Corp.	6.000%	12/01/36	999	1,117,927
Federal Home Loan Mortgage Corp.	6.000%	03/01/37	2	1,737
Federal Home Loan Mortgage Corp.	6.000%	04/01/37	1	1,140
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	13	15,076
Federal Home Loan Mortgage Corp.	6.000%	07/01/37	2	2,361
Federal Home Loan Mortgage Corp.	6.000%	08/01/37	34	37,349
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	9	10,168
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	2	2,425
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	35	38,909
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	16	17,639
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	8	8,450

A386

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.000%		10/01/37	1	$1,125
Federal Home Loan Mortgage Corp.	6.000%		11/01/37	2,577	2,880,072
Federal Home Loan Mortgage Corp.	6.000%		11/01/37	373	416,928
Federal Home Loan Mortgage Corp.	6.000%		12/01/37	3	3,075
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	43	48,308
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	24	26,914
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	21	23,660
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	20	22,715
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	18	19,969
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	5	5,329
Federal Home Loan Mortgage Corp.	6.000%		04/01/38	50	55,626
Federal Home Loan Mortgage Corp.	6.000%		04/01/38	10	10,729
Federal Home Loan Mortgage Corp.	6.000%		06/01/38	1	1,318
Federal Home Loan Mortgage Corp.	6.000%		07/01/38	53	58,837
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	371	413,207
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	7	7,681
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	6	6,697
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	2	2,306
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	21	23,250
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	1	716
Federal Home Loan Mortgage Corp.	6.000%		10/01/38	11	12,450
Federal Home Loan Mortgage Corp.	6.000%		11/01/38	4	4,984
Federal Home Loan Mortgage Corp.	6.000%		01/01/39	1,125	1,250,836
Federal Home Loan Mortgage Corp.	6.000%		08/01/39	17	18,765
Federal Home Loan Mortgage Corp.	6.000%		09/01/39	1	1,436
Federal Home Loan Mortgage Corp.	6.000%		10/01/39	32	35,390
Federal Home Loan Mortgage Corp.	6.000%		03/01/40	34	38,284
Federal Home Loan Mortgage Corp.	6.000%		04/01/40	584	654,008
Federal Home Loan Mortgage Corp.	6.000%		05/01/40	2	2,524
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.800%	3.551%	(c)	11/01/35	73	76,121
Federal National Mortgage Assoc.	2.000%		10/01/31	159	151,628
Federal National Mortgage Assoc.	2.000%		11/01/31	965	922,824
Federal National Mortgage Assoc.	2.000%		11/01/31	725	693,051
Federal National Mortgage Assoc.	2.000%		11/01/31	264	252,778
Federal National Mortgage Assoc.	2.000%		11/01/31	48	45,720
Federal National Mortgage Assoc.	2.000%		12/01/31	209	199,487
Federal National Mortgage Assoc.	2.500%		09/01/27	70	69,231
Federal National Mortgage Assoc.	2.500%		09/01/27	50	49,482
Federal National Mortgage Assoc.	2.500%		02/01/28	20	19,599
Federal National Mortgage Assoc.	2.500%		04/01/28	39	38,932
Federal National Mortgage Assoc.	2.500%		08/01/28	100	98,410
Federal National Mortgage Assoc.	2.500%		02/01/30	40	39,316
Federal National Mortgage Assoc.	2.500%		02/01/30	13	12,988
Federal National Mortgage Assoc.	2.500%		02/01/30	10	9,968
Federal National Mortgage Assoc.	2.500%		03/01/30	100	98,487
Federal National Mortgage Assoc.	2.500%		04/01/30	197	193,970
Federal National Mortgage Assoc.	2.500%		05/01/30	391	384,564
Federal National Mortgage Assoc.	2.500%		07/01/30	174	170,823
Federal National Mortgage Assoc.	2.500%		08/01/30	745	733,036
Federal National Mortgage Assoc.	2.500%		08/01/30	394	387,834
Federal National Mortgage Assoc.	2.500%		08/01/30	311	305,969
Federal National Mortgage Assoc.	2.500%		08/01/30	120	118,325
Federal National Mortgage Assoc.	2.500%		09/01/30	446	438,967
Federal National Mortgage Assoc.	2.500%		09/01/30	373	367,117
Federal National Mortgage Assoc.	2.500%		11/01/30	444	436,355
Federal National Mortgage Assoc.	2.500%		11/01/30	440	431,667
Federal National Mortgage Assoc.	2.500%		11/01/30	425	418,132
Federal National Mortgage Assoc.	2.500%		11/01/30	402	395,745

A387

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	03/01/31	72	$71,286
Federal National Mortgage Assoc.	2.500%	06/01/31	528	517,468
Federal National Mortgage Assoc.	2.500%	07/01/31	971	952,313
Federal National Mortgage Assoc.	2.500%	07/01/31	644	630,942
Federal National Mortgage Assoc.	2.500%	10/01/31	2,134	2,091,849
Federal National Mortgage Assoc.	2.500%	10/01/31	1,577	1,545,858
Federal National Mortgage Assoc.	2.500%	10/01/31	1,243	1,218,513
Federal National Mortgage Assoc.	2.500%	10/01/31	917	899,285
Federal National Mortgage Assoc.	2.500%	11/01/31	881	863,504
Federal National Mortgage Assoc.	2.500%	11/01/31	810	794,198
Federal National Mortgage Assoc.	2.500%	11/01/31	659	646,130
Federal National Mortgage Assoc.	2.500%	11/01/31	179	175,332
Federal National Mortgage Assoc.	2.500%	11/01/31	88	86,194
Federal National Mortgage Assoc.	2.500%	11/01/31	87	84,976
Federal National Mortgage Assoc.	2.500%	03/01/32	600	588,153
Federal National Mortgage Assoc.	2.500%	03/01/32	575	563,654
Federal National Mortgage Assoc.	2.500%	03/01/32	470	461,204
Federal National Mortgage Assoc.	2.500%	03/01/32	370	362,886
Federal National Mortgage Assoc.	2.500%	03/01/32	298	292,411
Federal National Mortgage Assoc.	2.500%	08/01/46	4,636	4,371,970
Federal National Mortgage Assoc.	2.500%	08/01/46	238	224,656
Federal National Mortgage Assoc.	2.500%	10/01/46	3,675	3,466,244
Federal National Mortgage Assoc.	2.500%	12/01/46	1,123	1,059,217
Federal National Mortgage Assoc.	2.500%	01/01/57	2,198	2,056,922
Federal National Mortgage Assoc.	2.500%	TBA	322	315,216
Federal National Mortgage Assoc.	2.590%	09/01/28	1,634	1,552,982
Federal National Mortgage Assoc.	2.950%	06/01/31	2,175	2,088,800
Federal National Mortgage Assoc.	3.000%	04/01/28	124	123,911
Federal National Mortgage Assoc.	3.000%	05/01/28	158	158,190
Federal National Mortgage Assoc.	3.000%	06/01/28	81	81,584
Federal National Mortgage Assoc.	3.000%	08/01/28	49	48,785
Federal National Mortgage Assoc.	3.000%	10/01/28	195	195,038
Federal National Mortgage Assoc.	3.000%	10/01/28	22	21,979
Federal National Mortgage Assoc.	3.000%	11/01/28	22	21,941
Federal National Mortgage Assoc.	3.000%	09/01/29	397	398,002
Federal National Mortgage Assoc.	3.000%	10/01/29	364	364,882
Federal National Mortgage Assoc.	3.000%	03/01/30	579	580,726
Federal National Mortgage Assoc.	3.000%	04/01/30	6,716	6,723,213
Federal National Mortgage Assoc.	3.000%	04/01/30	510	510,835
Federal National Mortgage Assoc.	3.000%	05/01/30	435	435,040
Federal National Mortgage Assoc.	3.000%	05/01/30	281	281,379
Federal National Mortgage Assoc.	3.000%	07/01/30	382	382,862
Federal National Mortgage Assoc.	3.000%	07/01/30	129	128,883
Federal National Mortgage Assoc.	3.000%	07/01/30	75	75,341
Federal National Mortgage Assoc.	3.000%	08/01/30	2,343	2,346,220
Federal National Mortgage Assoc.	3.000%	08/01/30	1,355	1,357,011
Federal National Mortgage Assoc.	3.000%	08/01/30	730	730,958
Federal National Mortgage Assoc.	3.000%	08/01/30	660	660,680
Federal National Mortgage Assoc.	3.000%	08/01/30	565	565,698
Federal National Mortgage Assoc.	3.000%	08/01/30	516	516,911
Federal National Mortgage Assoc.	3.000%	08/01/30	112	112,549
Federal National Mortgage Assoc.	3.000%	08/01/30	97	97,570
Federal National Mortgage Assoc.	3.000%	08/01/30	51	50,861
Federal National Mortgage Assoc.	3.000%	09/01/30	1,176	1,178,580
Federal National Mortgage Assoc.	3.000%	09/01/30	517	517,948
Federal National Mortgage Assoc.	3.000%	09/01/30	382	382,700
Federal National Mortgage Assoc.	3.000%	09/01/30	220	219,910
Federal National Mortgage Assoc.	3.000%	09/01/30	60	60,336
Federal National Mortgage Assoc.	3.000%	08/01/31	2,553	2,553,190

A388

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	09/01/31	334	$334,234
Federal National Mortgage Assoc.	3.000%	02/01/32	1,069	1,071,115
Federal National Mortgage Assoc.	3.000%	02/01/32	954	954,771
Federal National Mortgage Assoc.	3.000%	06/01/32	1,109	1,110,323
Federal National Mortgage Assoc.	3.000%	09/01/32	639	640,157
Federal National Mortgage Assoc.	3.000%	10/01/32	64	64,312
Federal National Mortgage Assoc.	3.000%	10/01/32	62	62,160
Federal National Mortgage Assoc.	3.000%	10/01/32	51	50,626
Federal National Mortgage Assoc.	3.000%	10/01/32	44	44,560
Federal National Mortgage Assoc.	3.000%	10/01/32	43	42,699
Federal National Mortgage Assoc.	3.000%	11/01/32	686	687,143
Federal National Mortgage Assoc.	3.000%	11/01/32	71	70,717
Federal National Mortgage Assoc.	3.000%	11/01/32	57	56,654
Federal National Mortgage Assoc.	3.000%	11/01/32	49	48,622
Federal National Mortgage Assoc.	3.000%	11/01/32	48	47,593
Federal National Mortgage Assoc.	3.000%	12/01/32	943	944,423
Federal National Mortgage Assoc.	3.000%	12/01/32	621	622,190
Federal National Mortgage Assoc.	3.000%	10/01/36	72	71,450
Federal National Mortgage Assoc.	3.000%	11/01/36	510	506,635
Federal National Mortgage Assoc.	3.000%	11/01/36	214	212,912
Federal National Mortgage Assoc.	3.000%	12/01/36	611	607,255
Federal National Mortgage Assoc.	3.000%	12/01/36	491	487,567
Federal National Mortgage Assoc.	3.000%	10/01/42	1,645	1,619,867
Federal National Mortgage Assoc.	3.000%	12/01/42	1,419	1,396,789
Federal National Mortgage Assoc.	3.000%	01/01/43	1,794	1,765,971
Federal National Mortgage Assoc.	3.000%	02/01/43	278	273,518
Federal National Mortgage Assoc.	3.000%	03/01/43	283	278,961
Federal National Mortgage Assoc.	3.000%	06/01/43	11,146	10,974,222
Federal National Mortgage Assoc.	3.000%	07/01/43	779	766,565
Federal National Mortgage Assoc.	3.000%	08/01/43	639	629,088
Federal National Mortgage Assoc.	3.000%	08/01/43	32	31,125
Federal National Mortgage Assoc.	3.000%	11/01/44	8,416	8,290,566
Federal National Mortgage Assoc.	3.000%	02/01/45	643	631,964
Federal National Mortgage Assoc.	3.000%	03/01/45	1,465	1,443,567
Federal National Mortgage Assoc.	3.000%	03/01/45	266	260,903
Federal National Mortgage Assoc.	3.000%	04/01/45	424	415,419
Federal National Mortgage Assoc.	3.000%	04/01/45	282	276,708
Federal National Mortgage Assoc.	3.000%	04/01/45	260	255,402
Federal National Mortgage Assoc.	3.000%	05/01/45	4,444	4,354,845
Federal National Mortgage Assoc.	3.000%	05/01/45	364	356,908
Federal National Mortgage Assoc.	3.000%	05/01/45	260	255,202
Federal National Mortgage Assoc.	3.000%	07/01/45	14,936	14,641,401
Federal National Mortgage Assoc.	3.000%	07/01/45	2,605	2,551,291
Federal National Mortgage Assoc.	3.000%	07/01/45	266	261,045
Federal National Mortgage Assoc.	3.000%	05/01/46	440	429,638
Federal National Mortgage Assoc.	3.000%	06/01/46	968	947,966
Federal National Mortgage Assoc.	3.000%	06/01/46	532	522,057
Federal National Mortgage Assoc.	3.000%	06/01/46	165	161,508
Federal National Mortgage Assoc.	3.000%	06/01/46	112	109,929
Federal National Mortgage Assoc.	3.000%	07/01/46	3,922	3,836,369
Federal National Mortgage Assoc.	3.000%	07/01/46	704	687,434
Federal National Mortgage Assoc.	3.000%	08/01/46	4,120	4,029,949
Federal National Mortgage Assoc.	3.000%	08/01/46	1,239	1,209,159
Federal National Mortgage Assoc.	3.000%	08/01/46	144	141,150
Federal National Mortgage Assoc.	3.000%	09/01/46	3,421	3,345,702
Federal National Mortgage Assoc.	3.000%	09/01/46	1,340	1,311,829
Federal National Mortgage Assoc.	3.000%	09/01/46	992	970,131
Federal National Mortgage Assoc.	3.000%	09/01/46	762	746,122
Federal National Mortgage Assoc.	3.000%	09/01/46	697	683,802

A389

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	09/01/46	269	$262,244
Federal National Mortgage Assoc.	3.000%	10/01/46	2,158	2,112,922
Federal National Mortgage Assoc.	3.000%	10/01/46	1,668	1,631,399
Federal National Mortgage Assoc.	3.000%	11/01/46	2,205	2,158,594
Federal National Mortgage Assoc.	3.000%	11/01/46	364	356,737
Federal National Mortgage Assoc.	3.000%	11/01/46	309	301,199
Federal National Mortgage Assoc.	3.000%	11/01/46	288	281,231
Federal National Mortgage Assoc.	3.000%	11/01/46	136	132,921
Federal National Mortgage Assoc.	3.000%	01/01/47	791	771,876
Federal National Mortgage Assoc.	3.000%	01/01/47	412	402,455
Federal National Mortgage Assoc.	3.000%	01/01/47	254	248,283
Federal National Mortgage Assoc.	3.000%	02/01/47	1,216	1,187,399
Federal National Mortgage Assoc.	3.000%	02/01/47	464	454,368
Federal National Mortgage Assoc.	3.000%	02/01/47	134	131,281
Federal National Mortgage Assoc.	3.000%	03/01/47	978	954,879
Federal National Mortgage Assoc.	3.000%	03/01/47	902	882,707
Federal National Mortgage Assoc.	3.000%	03/01/47	778	761,038
Federal National Mortgage Assoc.	3.000%	03/01/47	227	221,661
Federal National Mortgage Assoc.	3.000%	11/01/47	174	169,694
Federal National Mortgage Assoc.	3.000%	04/01/48	645	624,615
Federal National Mortgage Assoc.	3.000%	TBA	18,499	18,019,504
Federal National Mortgage Assoc.	3.340%	03/01/29	1,182	1,192,989
Federal National Mortgage Assoc.	3.500%	11/01/27	93	95,392
Federal National Mortgage Assoc.	3.500%	11/01/28	730	746,023
Federal National Mortgage Assoc.	3.500%	12/01/28	3,434	3,509,500
Federal National Mortgage Assoc.	3.500%	12/01/28	2,059	2,102,637
Federal National Mortgage Assoc.	3.500%	12/01/28	344	350,894
Federal National Mortgage Assoc.	3.500%	12/01/28	340	347,036
Federal National Mortgage Assoc.	3.500%	02/01/29	1,878	1,918,687
Federal National Mortgage Assoc.	3.500%	02/01/29	925	944,832
Federal National Mortgage Assoc.	3.500%	03/01/29	688	702,924
Federal National Mortgage Assoc.	3.500%	07/01/29	916	935,072
Federal National Mortgage Assoc.	3.500%	08/01/30	410	418,565
Federal National Mortgage Assoc.	3.500%	08/01/30	96	97,930
Federal National Mortgage Assoc.	3.500%	01/01/42	157	158,845
Federal National Mortgage Assoc.	3.500%	04/01/42	196	197,721
Federal National Mortgage Assoc.	3.500%	04/01/42	79	79,343
Federal National Mortgage Assoc.	3.500%	05/01/42	28	28,514
Federal National Mortgage Assoc.	3.500%	06/01/42	54	54,991
Federal National Mortgage Assoc.	3.500%	06/01/42	32	32,652
Federal National Mortgage Assoc.	3.500%	07/01/42	70	70,225
Federal National Mortgage Assoc.	3.500%	08/01/42	113	113,842
Federal National Mortgage Assoc.	3.500%	10/01/42	594	598,769
Federal National Mortgage Assoc.	3.500%	12/01/42	550	555,503
Federal National Mortgage Assoc.	3.500%	12/01/42	135	135,835
Federal National Mortgage Assoc.	3.500%	03/01/43	827	833,715
Federal National Mortgage Assoc.	3.500%	03/01/43	57	57,755
Federal National Mortgage Assoc.	3.500%	03/01/43	43	42,943
Federal National Mortgage Assoc.	3.500%	03/01/43	27	27,592
Federal National Mortgage Assoc.	3.500%	03/01/43	21	20,690
Federal National Mortgage Assoc.	3.500%	04/01/43	29	29,224
Federal National Mortgage Assoc.	3.500%	05/01/43	123	123,597
Federal National Mortgage Assoc.	3.500%	05/01/43	49	49,216
Federal National Mortgage Assoc.	3.500%	06/01/43	143	143,889
Federal National Mortgage Assoc.	3.500%	07/01/43	772	778,930
Federal National Mortgage Assoc.	3.500%	07/01/43	535	539,793
Federal National Mortgage Assoc.	3.500%	07/01/43	229	230,406
Federal National Mortgage Assoc.	3.500%	07/01/43	76	76,466
Federal National Mortgage Assoc.	3.500%	11/01/43	1,402	1,415,415

A390

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	01/01/44	946	$955,173
Federal National Mortgage Assoc.	3.500%	01/01/44	577	581,810
Federal National Mortgage Assoc.	3.500%	05/01/44	1,161	1,170,721
Federal National Mortgage Assoc.	3.500%	06/01/44	6,266	6,325,515
Federal National Mortgage Assoc.	3.500%	02/01/45	612	617,231
Federal National Mortgage Assoc.	3.500%	07/01/45	1,496	1,503,723
Federal National Mortgage Assoc.	3.500%	07/01/45	525	529,561
Federal National Mortgage Assoc.	3.500%	10/01/45	306	306,940
Federal National Mortgage Assoc.	3.500%	11/01/45	1,947	1,961,429
Federal National Mortgage Assoc.	3.500%	11/01/45	116	116,974
Federal National Mortgage Assoc.	3.500%	12/01/45	500	504,132
Federal National Mortgage Assoc.	3.500%	03/01/46	1,267	1,272,453
Federal National Mortgage Assoc.	3.500%	03/01/46	687	690,288
Federal National Mortgage Assoc.	3.500%	04/01/46	270	271,201
Federal National Mortgage Assoc.	3.500%	04/01/46	263	264,606
Federal National Mortgage Assoc.	3.500%	05/01/46	431	432,772
Federal National Mortgage Assoc.	3.500%	06/01/46	2,283	2,294,544
Federal National Mortgage Assoc.	3.500%	06/01/46	1,826	1,834,715
Federal National Mortgage Assoc.	3.500%	06/01/46	78	78,956
Federal National Mortgage Assoc.	3.500%	07/01/46	386	387,936
Federal National Mortgage Assoc.	3.500%	08/01/46	991	996,046
Federal National Mortgage Assoc.	3.500%	09/01/46	912	916,888
Federal National Mortgage Assoc.	3.500%	09/01/46	23	22,659
Federal National Mortgage Assoc.	3.500%	10/01/46	400	401,650
Federal National Mortgage Assoc.	3.500%	11/01/46	5,834	5,855,588
Federal National Mortgage Assoc.	3.500%	11/01/46	865	872,254
Federal National Mortgage Assoc.	3.500%	11/01/46	659	664,368
Federal National Mortgage Assoc.	3.500%	11/01/46	138	138,586
Federal National Mortgage Assoc.	3.500%	11/01/46	62	62,677
Federal National Mortgage Assoc.	3.500%	11/01/46	37	36,918
Federal National Mortgage Assoc.	3.500%	12/01/46	1,706	1,716,167
Federal National Mortgage Assoc.	3.500%	12/01/46	143	143,386
Federal National Mortgage Assoc.	3.500%	01/01/47	2,558	2,580,172
Federal National Mortgage Assoc.	3.500%	01/01/47	997	1,005,916
Federal National Mortgage Assoc.	3.500%	01/01/47	360	362,809
Federal National Mortgage Assoc.	3.500%	01/01/47	301	302,409
Federal National Mortgage Assoc.	3.500%	01/01/47	162	163,256
Federal National Mortgage Assoc.	3.500%	02/01/47	307	309,694
Federal National Mortgage Assoc.	3.500%	02/01/47	173	174,372
Federal National Mortgage Assoc.	3.500%	03/01/47	135	135,275
Federal National Mortgage Assoc.	3.500%	05/01/47	915	920,595
Federal National Mortgage Assoc.	3.500%	05/01/47	242	243,675
Federal National Mortgage Assoc.	3.500%	06/01/47	753	756,915
Federal National Mortgage Assoc.	3.500%	07/01/47	532	535,597
Federal National Mortgage Assoc.	3.500%	07/01/47	307	308,350
Federal National Mortgage Assoc.	3.500%	08/01/47	273	274,032
Federal National Mortgage Assoc.	3.500%	09/01/47	298	299,465
Federal National Mortgage Assoc.	3.500%	09/01/47	123	123,228
Federal National Mortgage Assoc.	3.500%	11/01/47	2,096	2,101,060
Federal National Mortgage Assoc.	3.500%	11/01/47	1,347	1,350,878
Federal National Mortgage Assoc.	3.500%	11/01/47	934	931,811
Federal National Mortgage Assoc.	3.500%	11/01/47	754	760,438
Federal National Mortgage Assoc.	3.500%	11/01/47	123	124,197
Federal National Mortgage Assoc.	3.500%	12/01/47	4,106	4,130,728
Federal National Mortgage Assoc.	3.500%	12/01/47	957	965,818
Federal National Mortgage Assoc.	3.500%	12/01/47	830	837,335
Federal National Mortgage Assoc.	3.500%	12/01/47	801	803,776
Federal National Mortgage Assoc.	3.500%	12/01/47	63	63,564
Federal National Mortgage Assoc.	3.500%	01/01/48	1,910	1,915,524

A391

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	01/01/48	1,695	$1,710,338
Federal National Mortgage Assoc.	3.500%	01/01/48	1,500	1,509,200
Federal National Mortgage Assoc.	3.500%	01/01/48	962	965,165
Federal National Mortgage Assoc.	3.500%	01/01/48	320	322,560
Federal National Mortgage Assoc.	3.500%	01/01/48	173	174,872
Federal National Mortgage Assoc.	3.500%	01/01/48	87	87,272
Federal National Mortgage Assoc.	3.500%	01/01/48	63	63,801
Federal National Mortgage Assoc.	3.500%	TBA	22,440	22,453,179
Federal National Mortgage Assoc.	3.550%	02/01/30	1,800	1,840,913
Federal National Mortgage Assoc.	4.000%	04/01/21	10	10,134
Federal National Mortgage Assoc.	4.000%	04/01/23	8	7,763
Federal National Mortgage Assoc.	4.000%	03/01/24	3	3,584
Federal National Mortgage Assoc.	4.000%	04/01/24	12	12,432
Federal National Mortgage Assoc.	4.000%	05/01/24	4	3,864
Federal National Mortgage Assoc.	4.000%	06/01/24	2,042	2,101,130
Federal National Mortgage Assoc.	4.000%	06/01/24	7	7,555
Federal National Mortgage Assoc.	4.000%	07/01/24	10	10,449
Federal National Mortgage Assoc.	4.000%	08/01/24	4	4,325
Federal National Mortgage Assoc.	4.000%	10/01/24	37	37,783
Federal National Mortgage Assoc.	4.000%	11/01/24	16	16,407
Federal National Mortgage Assoc.	4.000%	12/01/24	28	28,488
Federal National Mortgage Assoc.	4.000%	02/01/25	3	3,249
Federal National Mortgage Assoc.	4.000%	05/01/25	31	32,209
Federal National Mortgage Assoc.	4.000%	05/01/25	21	21,844
Federal National Mortgage Assoc.	4.000%	05/01/25	5	4,879
Federal National Mortgage Assoc.	4.000%	07/01/25	54	55,699
Federal National Mortgage Assoc.	4.000%	07/01/25	18	18,246
Federal National Mortgage Assoc.	4.000%	08/01/25	37	38,258
Federal National Mortgage Assoc.	4.000%	08/01/25	6	6,250
Federal National Mortgage Assoc.	4.000%	08/01/25	4	3,812
Federal National Mortgage Assoc.	4.000%	09/01/25	3	2,760
Federal National Mortgage Assoc.	4.000%	10/01/25	39	40,219
Federal National Mortgage Assoc.	4.000%	10/01/25	4	4,588
Federal National Mortgage Assoc.	4.000%	12/01/25	28	29,037
Federal National Mortgage Assoc.	4.000%	12/01/25	8	8,385
Federal National Mortgage Assoc.	4.000%	12/01/25	3	2,979
Federal National Mortgage Assoc.	4.000%	01/01/26	26	26,921
Federal National Mortgage Assoc.	4.000%	02/01/26	15	15,610
Federal National Mortgage Assoc.	4.000%	03/01/26	53	54,488
Federal National Mortgage Assoc.	4.000%	03/01/26	46	47,577
Federal National Mortgage Assoc.	4.000%	03/01/26	14	14,822
Federal National Mortgage Assoc.	4.000%	03/01/26	12	12,231
Federal National Mortgage Assoc.	4.000%	05/01/26	36	37,499
Federal National Mortgage Assoc.	4.000%	05/01/26	14	14,812
Federal National Mortgage Assoc.	4.000%	08/01/26	18	18,245
Federal National Mortgage Assoc.	4.000%	04/01/27	6	6,367
Federal National Mortgage Assoc.	4.000%	05/01/29	5	5,486
Federal National Mortgage Assoc.	4.000%	10/01/30	21	21,556
Federal National Mortgage Assoc.	4.000%	10/01/31	549	571,941
Federal National Mortgage Assoc.	4.000%	01/01/36	717	739,921
Federal National Mortgage Assoc.	4.000%	05/01/39	25	26,290
Federal National Mortgage Assoc.	4.000%	07/01/39	701	724,529
Federal National Mortgage Assoc.	4.000%	07/01/40	686	709,318
Federal National Mortgage Assoc.	4.000%	08/01/40	1,229	1,270,701
Federal National Mortgage Assoc.	4.000%	08/01/40	18	18,789
Federal National Mortgage Assoc.	4.000%	10/01/40	3,279	3,392,726
Federal National Mortgage Assoc.	4.000%	10/01/40	57	58,499
Federal National Mortgage Assoc.	4.000%	11/01/40	218	225,534
Federal National Mortgage Assoc.	4.000%	12/01/40	998	1,031,177

A392

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	12/01/40	153	$157,735
Federal National Mortgage Assoc.	4.000%	01/01/41	277	286,396
Federal National Mortgage Assoc.	4.000%	04/01/41	90	93,503
Federal National Mortgage Assoc.	4.000%	09/01/41	2,587	2,673,842
Federal National Mortgage Assoc.	4.000%	09/01/41	1,522	1,572,897
Federal National Mortgage Assoc.	4.000%	09/01/41	219	226,500
Federal National Mortgage Assoc.	4.000%	10/01/41	151	156,454
Federal National Mortgage Assoc.	4.000%	12/01/41	569	590,879
Federal National Mortgage Assoc.	4.000%	12/01/41	192	198,826
Federal National Mortgage Assoc.	4.000%	01/01/42	1,151	1,189,822
Federal National Mortgage Assoc.	4.000%	02/01/42	573	592,482
Federal National Mortgage Assoc.	4.000%	04/01/42	146	150,765
Federal National Mortgage Assoc.	4.000%	05/01/42	1,030	1,064,816
Federal National Mortgage Assoc.	4.000%	05/01/42	335	345,854
Federal National Mortgage Assoc.	4.000%	06/01/42	348	359,534
Federal National Mortgage Assoc.	4.000%	07/01/42	747	774,752
Federal National Mortgage Assoc.	4.000%	07/01/42	244	252,255
Federal National Mortgage Assoc.	4.000%	08/01/42	171	176,779
Federal National Mortgage Assoc.	4.000%	09/01/42	312	322,039
Federal National Mortgage Assoc.	4.000%	09/01/42	117	121,236
Federal National Mortgage Assoc.	4.000%	12/01/42	906	940,339
Federal National Mortgage Assoc.	4.000%	12/01/42	415	428,819
Federal National Mortgage Assoc.	4.000%	01/01/43	556	575,089
Federal National Mortgage Assoc.	4.000%	03/01/43	201	207,641
Federal National Mortgage Assoc.	4.000%	10/01/43	1,778	1,837,889
Federal National Mortgage Assoc.	4.000%	10/01/43	416	429,513
Federal National Mortgage Assoc.	4.000%	01/01/44	1,080	1,118,232
Federal National Mortgage Assoc.	4.000%	02/01/44	6,146	6,369,982
Federal National Mortgage Assoc.	4.000%	03/01/44	226	233,868
Federal National Mortgage Assoc.	4.000%	07/01/44	114	117,009
Federal National Mortgage Assoc.	4.000%	08/01/44	802	830,937
Federal National Mortgage Assoc.	4.000%	12/01/44	692	716,840
Federal National Mortgage Assoc.	4.000%	12/01/44	681	705,635
Federal National Mortgage Assoc.	4.000%	12/01/44	37	38,576
Federal National Mortgage Assoc.	4.000%	12/01/44	36	37,049
Federal National Mortgage Assoc.	4.000%	02/01/45	640	661,966
Federal National Mortgage Assoc.	4.000%	02/01/45	350	361,016
Federal National Mortgage Assoc.	4.000%	02/01/45	69	71,171
Federal National Mortgage Assoc.	4.000%	03/01/45	69	71,768
Federal National Mortgage Assoc.	4.000%	03/01/45	67	69,058
Federal National Mortgage Assoc.	4.000%	05/01/45	643	666,756
Federal National Mortgage Assoc.	4.000%	05/01/45	132	135,771
Federal National Mortgage Assoc.	4.000%	08/01/45	397	407,721
Federal National Mortgage Assoc.	4.000%	10/01/45	1,672	1,730,431
Federal National Mortgage Assoc.	4.000%	10/01/45	478	495,635
Federal National Mortgage Assoc.	4.000%	10/01/45	350	362,715
Federal National Mortgage Assoc.	4.000%	10/01/45	180	185,282
Federal National Mortgage Assoc.	4.000%	10/01/45	163	167,882
Federal National Mortgage Assoc.	4.000%	10/01/45	160	165,325
Federal National Mortgage Assoc.	4.000%	10/01/45	159	164,325
Federal National Mortgage Assoc.	4.000%	10/01/45	152	157,175
Federal National Mortgage Assoc.	4.000%	11/01/45	782	809,747
Federal National Mortgage Assoc.	4.000%	11/01/45	516	531,675
Federal National Mortgage Assoc.	4.000%	12/01/45	1,700	1,758,643
Federal National Mortgage Assoc.	4.000%	12/01/45	1,201	1,233,558
Federal National Mortgage Assoc.	4.000%	12/01/45	500	517,857
Federal National Mortgage Assoc.	4.000%	12/01/45	423	438,166
Federal National Mortgage Assoc.	4.000%	12/01/45	227	233,435
Federal National Mortgage Assoc.	4.000%	01/01/46	546	565,969

A393

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	01/01/46	217		$223,335
Federal National Mortgage Assoc.	4.000%	02/01/46	1,076		1,112,286
Federal National Mortgage Assoc.	4.000%	02/01/46	207		212,805
Federal National Mortgage Assoc.	4.000%	04/01/46	6,153		6,352,511
Federal National Mortgage Assoc.	4.000%	05/01/46	1,916		1,970,319
Federal National Mortgage Assoc.	4.000%	06/01/46	2,364		2,439,365
Federal National Mortgage Assoc.	4.000%	06/01/46	181		187,279
Federal National Mortgage Assoc.	4.000%	07/01/46	3,983		4,118,336
Federal National Mortgage Assoc.	4.000%	11/01/46	1,005		1,039,474
Federal National Mortgage Assoc.	4.000%	11/01/46	453		469,067
Federal National Mortgage Assoc.	4.000%	11/01/46	279		289,909
Federal National Mortgage Assoc.	4.000%	12/01/46	1,288		1,334,218
Federal National Mortgage Assoc.	4.000%	01/01/47	1,114		1,154,246
Federal National Mortgage Assoc.	4.000%	01/01/47	390		403,320
Federal National Mortgage Assoc.	4.000%	03/01/47	2,570		2,658,164
Federal National Mortgage Assoc.	4.000%	03/01/47	1,254		1,291,420
Federal National Mortgage Assoc.	4.000%	04/01/47	758		782,147
Federal National Mortgage Assoc.	4.000%	05/01/47	810		834,923
Federal National Mortgage Assoc.	4.000%	05/01/47	507		521,669
Federal National Mortgage Assoc.	4.000%	06/01/47	2,175		2,246,598
Federal National Mortgage Assoc.	4.000%	06/01/47	1,062		1,098,643
Federal National Mortgage Assoc.	4.000%	07/01/47	1,224		1,260,791
Federal National Mortgage Assoc.	4.000%	07/01/47	1,167		1,198,454
Federal National Mortgage Assoc.	4.000%	07/01/47	257		264,162
Federal National Mortgage Assoc.	4.000%	08/01/47	1,191		1,226,106
Federal National Mortgage Assoc.	4.000%	08/01/47	1,038		1,072,120
Federal National Mortgage Assoc.	4.000%	10/01/47	347		356,794
Federal National Mortgage Assoc.	4.000%	11/01/47	567		585,864
Federal National Mortgage Assoc.	4.000%	12/01/47	284		293,232
Federal National Mortgage Assoc.	4.000%	TBA	33,281		34,094,458
Federal National Mortgage Assoc.	4.000%	TBA	10,545		10,802,742
Federal National Mortgage Assoc.	4.000%	TBA	674		691,656
Federal National Mortgage Assoc.	4.500%	TBA	3,100		3,119,806
Federal National Mortgage Assoc.	4.500%	05/01/22	15		14,762
Federal National Mortgage Assoc.	4.500%	07/01/22	—	(r)	383
Federal National Mortgage Assoc.	4.500%	04/01/24	50		51,868
Federal National Mortgage Assoc.	4.500%	08/01/24	3		3,462
Federal National Mortgage Assoc.	4.500%	09/01/24	3		3,311
Federal National Mortgage Assoc.	4.500%	09/01/24	2		1,685
Federal National Mortgage Assoc.	4.500%	12/01/24	22		22,966
Federal National Mortgage Assoc.	4.500%	02/01/25	7		7,738
Federal National Mortgage Assoc.	4.500%	03/01/25	21		21,578
Federal National Mortgage Assoc.	4.500%	03/01/25	2		1,977
Federal National Mortgage Assoc.	4.500%	04/01/25	40		41,737
Federal National Mortgage Assoc.	4.500%	04/01/25	16		16,610
Federal National Mortgage Assoc.	4.500%	04/01/25	7		7,386
Federal National Mortgage Assoc.	4.500%	04/01/25	5		5,602
Federal National Mortgage Assoc.	4.500%	04/01/25	4		3,942
Federal National Mortgage Assoc.	4.500%	05/01/25	5		5,204
Federal National Mortgage Assoc.	4.500%	05/01/25	3		3,502
Federal National Mortgage Assoc.	4.500%	07/01/25	40		42,174
Federal National Mortgage Assoc.	4.500%	09/01/25	5		5,388
Federal National Mortgage Assoc.	4.500%	09/01/25	1		1,355
Federal National Mortgage Assoc.	4.500%	11/01/35	14		14,285
Federal National Mortgage Assoc.	4.500%	05/01/37	9		9,224
Federal National Mortgage Assoc.	4.500%	04/01/39	12		12,880
Federal National Mortgage Assoc.	4.500%	04/01/39	8		8,658
Federal National Mortgage Assoc.	4.500%	06/01/39	35		36,875
Federal National Mortgage Assoc.	4.500%	08/01/39	87		91,860

A394

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	02/01/40	12,625	$13,349,767
Federal National Mortgage Assoc.	4.500%	06/01/40	95	100,935
Federal National Mortgage Assoc.	4.500%	07/01/40	227	240,290
Federal National Mortgage Assoc.	4.500%	08/01/40	43	45,035
Federal National Mortgage Assoc.	4.500%	11/01/40	334	349,700
Federal National Mortgage Assoc.	4.500%	01/01/41	91	96,408
Federal National Mortgage Assoc.	4.500%	03/01/41	26	27,786
Federal National Mortgage Assoc.	4.500%	04/01/41	5	4,843
Federal National Mortgage Assoc.	4.500%	05/01/41	9	9,446
Federal National Mortgage Assoc.	4.500%	05/01/41	9	9,178
Federal National Mortgage Assoc.	4.500%	07/01/41	128	135,323
Federal National Mortgage Assoc.	4.500%	07/01/41	50	52,247
Federal National Mortgage Assoc.	4.500%	08/01/41	302	319,509
Federal National Mortgage Assoc.	4.500%	09/01/41	61	65,080
Federal National Mortgage Assoc.	4.500%	10/01/41	64	67,987
Federal National Mortgage Assoc.	4.500%	10/01/41	32	33,811
Federal National Mortgage Assoc.	4.500%	01/01/42	19	20,012
Federal National Mortgage Assoc.	4.500%	06/01/42	14	15,040
Federal National Mortgage Assoc.	4.500%	09/01/42	1,388	1,467,731
Federal National Mortgage Assoc.	4.500%	09/01/42	814	860,277
Federal National Mortgage Assoc.	4.500%	11/01/42	88	92,102
Federal National Mortgage Assoc.	4.500%	10/01/43	908	953,978
Federal National Mortgage Assoc.	4.500%	03/01/44	1,336	1,403,470
Federal National Mortgage Assoc.	4.500%	04/01/44	484	509,985
Federal National Mortgage Assoc.	4.500%	05/01/44	411	434,410
Federal National Mortgage Assoc.	4.500%	01/01/45	917	963,410
Federal National Mortgage Assoc.	4.500%	05/01/45	1,037	1,088,681
Federal National Mortgage Assoc.	4.500%	09/01/45	284	302,009
Federal National Mortgage Assoc.	4.500%	11/01/45	185	196,220
Federal National Mortgage Assoc.	4.500%	11/01/45	58	60,647
Federal National Mortgage Assoc.	4.500%	12/01/45	653	689,821
Federal National Mortgage Assoc.	4.500%	06/01/46	784	828,720
Federal National Mortgage Assoc.	4.500%	07/01/46	1,519	1,613,266
Federal National Mortgage Assoc.	4.500%	07/01/46	1,041	1,108,856
Federal National Mortgage Assoc.	4.500%	08/01/46	584	617,110
Federal National Mortgage Assoc.	4.500%	12/01/46	357	376,532
Federal National Mortgage Assoc.	4.500%	01/01/47	127	133,217
Federal National Mortgage Assoc.	4.500%	08/01/47	580	608,389
Federal National Mortgage Assoc.	4.500%	10/01/47	676	720,097
Federal National Mortgage Assoc.	4.500%	11/01/47	2,645	2,785,470
Federal National Mortgage Assoc.	4.500%	12/01/47	894	947,636
Federal National Mortgage Assoc.	4.500%	12/01/47	238	249,212
Federal National Mortgage Assoc.	4.500%	02/01/48	1,138	1,199,804
Federal National Mortgage Assoc.	5.000%	02/01/35	3,172	3,423,661
Federal National Mortgage Assoc.	5.000%	08/01/35	4	4,169
Federal National Mortgage Assoc.	5.000%	09/01/35	136	147,147
Federal National Mortgage Assoc.	5.000%	09/01/35	18	18,996
Federal National Mortgage Assoc.	5.000%	10/01/35	5	5,512
Federal National Mortgage Assoc.	5.000%	03/01/36	4	4,706
Federal National Mortgage Assoc.	5.000%	12/01/36	6	6,572
Federal National Mortgage Assoc.	5.000%	06/01/37	9	9,212
Federal National Mortgage Assoc.	5.000%	01/01/38	13	13,436
Federal National Mortgage Assoc.	5.000%	12/01/39	8	8,549
Federal National Mortgage Assoc.	5.000%	01/01/40	8	8,117
Federal National Mortgage Assoc.	5.000%	05/01/40	39	41,618
Federal National Mortgage Assoc.	5.000%	05/01/40	11	11,448
Federal National Mortgage Assoc.	5.000%	01/01/41	11	11,655
Federal National Mortgage Assoc.	5.000%	04/01/41	8	8,868
Federal National Mortgage Assoc.	5.000%	05/01/41	6	6,433

A395

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	07/01/41	4,006		$4,331,796
Federal National Mortgage Assoc.	5.000%	01/01/42	9		9,427
Federal National Mortgage Assoc.	5.000%	12/01/43	5,735		6,197,601
Federal National Mortgage Assoc.	5.500%	06/01/21	9		9,153
Federal National Mortgage Assoc.	5.500%	06/01/21	2		1,616
Federal National Mortgage Assoc.	5.500%	09/01/21	8		8,231
Federal National Mortgage Assoc.	5.500%	01/01/22	6		6,328
Federal National Mortgage Assoc.	5.500%	03/01/22	7		6,839
Federal National Mortgage Assoc.	5.500%	04/01/22	19		19,067
Federal National Mortgage Assoc.	5.500%	11/01/22	—	(r)	465
Federal National Mortgage Assoc.	5.500%	12/01/22	1		625
Federal National Mortgage Assoc.	5.500%	12/01/22	—	(r)	484
Federal National Mortgage Assoc.	5.500%	04/01/24	7		7,078
Federal National Mortgage Assoc.	5.500%	06/01/24	22		22,781
Federal National Mortgage Assoc.	5.500%	09/01/27	1		903
Federal National Mortgage Assoc.	5.500%	07/01/28	17		18,247
Federal National Mortgage Assoc.	5.500%	04/01/30	51		55,235
Federal National Mortgage Assoc.	5.500%	12/01/30	1		915
Federal National Mortgage Assoc.	5.500%	11/01/32	1		1,145
Federal National Mortgage Assoc.	5.500%	12/01/32	12		13,484
Federal National Mortgage Assoc.	5.500%	01/01/33	45		48,515
Federal National Mortgage Assoc.	5.500%	01/01/33	32		34,362
Federal National Mortgage Assoc.	5.500%	04/01/33	35		38,399
Federal National Mortgage Assoc.	5.500%	04/01/33	—	(r)	516
Federal National Mortgage Assoc.	5.500%	06/01/33	1		1,598
Federal National Mortgage Assoc.	5.500%	07/01/33	21		23,504
Federal National Mortgage Assoc.	5.500%	09/01/33	12		13,370
Federal National Mortgage Assoc.	5.500%	09/01/33	5		5,467
Federal National Mortgage Assoc.	5.500%	10/01/33	29		32,080
Federal National Mortgage Assoc.	5.500%	11/01/33	19		20,817
Federal National Mortgage Assoc.	5.500%	11/01/33	18		20,206
Federal National Mortgage Assoc.	5.500%	11/01/33	14		14,935
Federal National Mortgage Assoc.	5.500%	11/01/33	5		5,819
Federal National Mortgage Assoc.	5.500%	11/01/33	4		3,981
Federal National Mortgage Assoc.	5.500%	11/01/33	3		3,084
Federal National Mortgage Assoc.	5.500%	12/01/33	24		25,831
Federal National Mortgage Assoc.	5.500%	12/01/33	18		19,751
Federal National Mortgage Assoc.	5.500%	12/01/33	2		2,228
Federal National Mortgage Assoc.	5.500%	01/01/34	12		13,431
Federal National Mortgage Assoc.	5.500%	01/01/34	4		4,654
Federal National Mortgage Assoc.	5.500%	02/01/34	30		32,850
Federal National Mortgage Assoc.	5.500%	02/01/34	4		4,770
Federal National Mortgage Assoc.	5.500%	02/01/34	4		4,114
Federal National Mortgage Assoc.	5.500%	03/01/34	27		29,418
Federal National Mortgage Assoc.	5.500%	03/01/34	4		4,342
Federal National Mortgage Assoc.	5.500%	04/01/34	3		2,869
Federal National Mortgage Assoc.	5.500%	07/01/34	37		40,312
Federal National Mortgage Assoc.	5.500%	07/01/34	1		1,001
Federal National Mortgage Assoc.	5.500%	09/01/34	16		18,019
Federal National Mortgage Assoc.	5.500%	11/01/34	5		5,231
Federal National Mortgage Assoc.	5.500%	12/01/34	15		16,629
Federal National Mortgage Assoc.	5.500%	12/01/34	5		5,186
Federal National Mortgage Assoc.	5.500%	12/01/34	4		4,126
Federal National Mortgage Assoc.	5.500%	12/01/34	1		1,567
Federal National Mortgage Assoc.	5.500%	02/01/35	34		37,844
Federal National Mortgage Assoc.	5.500%	02/01/35	11		12,088
Federal National Mortgage Assoc.	5.500%	02/01/35	2		1,858
Federal National Mortgage Assoc.	5.500%	03/01/35	39		43,127
Federal National Mortgage Assoc.	5.500%	03/01/35	39		42,891

A396

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	03/01/35	35		$37,854
Federal National Mortgage Assoc.	5.500%	03/01/35	21		22,443
Federal National Mortgage Assoc.	5.500%	04/01/35	21		22,929
Federal National Mortgage Assoc.	5.500%	04/01/35	3		3,096
Federal National Mortgage Assoc.	5.500%	05/01/35	12		13,367
Federal National Mortgage Assoc.	5.500%	05/01/35	6		7,035
Federal National Mortgage Assoc.	5.500%	06/01/35	4		4,363
Federal National Mortgage Assoc.	5.500%	07/01/35	8		8,483
Federal National Mortgage Assoc.	5.500%	09/01/35	27		29,495
Federal National Mortgage Assoc.	5.500%	09/01/35	7		7,407
Federal National Mortgage Assoc.	5.500%	10/01/35	35		38,558
Federal National Mortgage Assoc.	5.500%	10/01/35	35		38,345
Federal National Mortgage Assoc.	5.500%	10/01/35	16		17,427
Federal National Mortgage Assoc.	5.500%	10/01/35	10		11,213
Federal National Mortgage Assoc.	5.500%	10/01/35	8		8,573
Federal National Mortgage Assoc.	5.500%	10/01/35	5		5,370
Federal National Mortgage Assoc.	5.500%	11/01/35	24		25,925
Federal National Mortgage Assoc.	5.500%	11/01/35	1		1,604
Federal National Mortgage Assoc.	5.500%	11/01/35	1		768
Federal National Mortgage Assoc.	5.500%	12/01/35	40		44,271
Federal National Mortgage Assoc.	5.500%	12/01/35	32		34,598
Federal National Mortgage Assoc.	5.500%	12/01/35	24		26,587
Federal National Mortgage Assoc.	5.500%	12/01/35	22		23,745
Federal National Mortgage Assoc.	5.500%	12/01/35	3		3,653
Federal National Mortgage Assoc.	5.500%	12/01/35	3		3,138
Federal National Mortgage Assoc.	5.500%	12/01/35	1		1,292
Federal National Mortgage Assoc.	5.500%	12/01/35	1		774
Federal National Mortgage Assoc.	5.500%	12/01/35	1		632
Federal National Mortgage Assoc.	5.500%	01/01/36	4		4,399
Federal National Mortgage Assoc.	5.500%	02/01/36	2		1,713
Federal National Mortgage Assoc.	5.500%	03/01/36	36		39,114
Federal National Mortgage Assoc.	5.500%	03/01/36	10		11,102
Federal National Mortgage Assoc.	5.500%	03/01/36	3		3,561
Federal National Mortgage Assoc.	5.500%	05/01/36	—	(r)	386
Federal National Mortgage Assoc.	5.500%	07/01/36	7		7,405
Federal National Mortgage Assoc.	5.500%	07/01/36	2		1,768
Federal National Mortgage Assoc.	5.500%	08/01/36	4		4,081
Federal National Mortgage Assoc.	5.500%	11/01/36	8		8,497
Federal National Mortgage Assoc.	5.500%	01/01/37	33		35,783
Federal National Mortgage Assoc.	5.500%	02/01/37	26		28,220
Federal National Mortgage Assoc.	5.500%	04/01/37	29		30,952
Federal National Mortgage Assoc.	5.500%	06/01/37	11		12,497
Federal National Mortgage Assoc.	5.500%	06/01/37	9		10,222
Federal National Mortgage Assoc.	5.500%	08/01/37	27		29,426
Federal National Mortgage Assoc.	5.500%	08/01/37	15		16,179
Federal National Mortgage Assoc.	5.500%	08/01/37	3		3,311
Federal National Mortgage Assoc.	5.500%	08/01/37	2		2,152
Federal National Mortgage Assoc.	5.500%	03/01/38	41		44,514
Federal National Mortgage Assoc.	5.500%	12/01/38	12		12,737
Federal National Mortgage Assoc.	5.500%	01/01/39	137		150,403
Federal National Mortgage Assoc.	5.500%	09/01/39	15		16,098
Federal National Mortgage Assoc.	5.500%	12/01/39	193		210,341
Federal National Mortgage Assoc.	5.500%	06/01/40	34		36,854
Federal National Mortgage Assoc.	5.500%	TBA	8,135		8,840,457
Federal National Mortgage Assoc.	6.000%	09/01/21	24		24,952
Federal National Mortgage Assoc.	6.000%	10/01/23	16		15,789
Federal National Mortgage Assoc.	6.000%	11/01/28	2		2,002
Federal National Mortgage Assoc.	6.000%	02/01/29	1		1,495
Federal National Mortgage Assoc.	6.000%	03/01/32	1		1,522

A397

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	11/01/32	—	(r)	$96
Federal National Mortgage Assoc.	6.000%	05/01/33	1		678
Federal National Mortgage Assoc.	6.000%	01/01/34	29		32,354
Federal National Mortgage Assoc.	6.000%	11/01/35	13		14,433
Federal National Mortgage Assoc.	6.000%	12/01/35	3		3,180
Federal National Mortgage Assoc.	6.000%	03/01/36	1		582
Federal National Mortgage Assoc.	6.000%	04/01/36	12		13,896
Federal National Mortgage Assoc.	6.000%	06/01/36	—	(r)	526
Federal National Mortgage Assoc.	6.000%	06/01/36	—	(r)	443
Federal National Mortgage Assoc.	6.000%	07/01/36	9		10,084
Federal National Mortgage Assoc.	6.000%	07/01/36	1		564
Federal National Mortgage Assoc.	6.000%	08/01/36	30		33,880
Federal National Mortgage Assoc.	6.000%	08/01/36	10		10,603
Federal National Mortgage Assoc.	6.000%	08/01/36	6		6,322
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	472
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	365
Federal National Mortgage Assoc.	6.000%	09/01/36	23		25,818
Federal National Mortgage Assoc.	6.000%	09/01/36	7		7,585
Federal National Mortgage Assoc.	6.000%	09/01/36	4		4,131
Federal National Mortgage Assoc.	6.000%	09/01/36	3		3,608
Federal National Mortgage Assoc.	6.000%	09/01/36	3		3,568
Federal National Mortgage Assoc.	6.000%	09/01/36	1		1,043
Federal National Mortgage Assoc.	6.000%	09/01/36	1		768
Federal National Mortgage Assoc.	6.000%	10/01/36	23		26,063
Federal National Mortgage Assoc.	6.000%	10/01/36	21		23,308
Federal National Mortgage Assoc.	6.000%	10/01/36	3		3,527
Federal National Mortgage Assoc.	6.000%	10/01/36	1		833
Federal National Mortgage Assoc.	6.000%	11/01/36	31		34,941
Federal National Mortgage Assoc.	6.000%	11/01/36	17		19,617
Federal National Mortgage Assoc.	6.000%	11/01/36	10		11,449
Federal National Mortgage Assoc.	6.000%	11/01/36	6		7,071
Federal National Mortgage Assoc.	6.000%	11/01/36	4		4,191
Federal National Mortgage Assoc.	6.000%	11/01/36	3		3,220
Federal National Mortgage Assoc.	6.000%	11/01/36	—	(r)	499
Federal National Mortgage Assoc.	6.000%	12/01/36	16		17,574
Federal National Mortgage Assoc.	6.000%	12/01/36	16		17,513
Federal National Mortgage Assoc.	6.000%	12/01/36	12		13,020
Federal National Mortgage Assoc.	6.000%	12/01/36	6		6,503
Federal National Mortgage Assoc.	6.000%	12/01/36	1		1,665
Federal National Mortgage Assoc.	6.000%	12/01/36	1		609
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	430
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	258
Federal National Mortgage Assoc.	6.000%	01/01/37	2,737		3,051,688
Federal National Mortgage Assoc.	6.000%	01/01/37	31		34,250
Federal National Mortgage Assoc.	6.000%	01/01/37	25		27,938
Federal National Mortgage Assoc.	6.000%	01/01/37	11		12,837
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,631
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,265
Federal National Mortgage Assoc.	6.000%	02/01/37	396		445,270
Federal National Mortgage Assoc.	6.000%	02/01/37	23		26,183
Federal National Mortgage Assoc.	6.000%	03/01/37	85		94,939
Federal National Mortgage Assoc.	6.000%	03/01/37	39		43,558
Federal National Mortgage Assoc.	6.000%	03/01/37	26		29,379
Federal National Mortgage Assoc.	6.000%	03/01/37	—	(r)	457
Federal National Mortgage Assoc.	6.000%	05/01/37	34		37,719
Federal National Mortgage Assoc.	6.000%	05/01/37	24		26,793
Federal National Mortgage Assoc.	6.000%	05/01/37	23		26,002
Federal National Mortgage Assoc.	6.000%	05/01/37	10		11,504
Federal National Mortgage Assoc.	6.000%	05/01/37	4		4,240

A398

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	06/01/37	8	$8,860
Federal National Mortgage Assoc.	6.000%	07/01/37	3	3,807
Federal National Mortgage Assoc.	6.000%	08/01/37	20	22,247
Federal National Mortgage Assoc.	6.000%	08/01/37	20	22,088
Federal National Mortgage Assoc.	6.000%	08/01/37	14	15,800
Federal National Mortgage Assoc.	6.000%	08/01/37	1	1,476
Federal National Mortgage Assoc.	6.000%	10/01/37	1	1,432
Federal National Mortgage Assoc.	6.000%	10/01/38	2	2,435
Federal National Mortgage Assoc.	6.500%	10/01/36	1,450	1,621,339
Government National Mortgage Assoc.	3.000%	12/20/44	98	97,143
Government National Mortgage Assoc.	3.000%	02/15/45	858	848,402
Government National Mortgage Assoc.	3.000%	04/20/45	2,075	2,057,635
Government National Mortgage Assoc.	3.000%	06/20/45	100	99,280
Government National Mortgage Assoc.	3.000%	08/20/45	97	96,193
Government National Mortgage Assoc.	3.000%	10/20/45	688	678,996
Government National Mortgage Assoc.	3.000%	04/20/46	11,999	11,857,149
Government National Mortgage Assoc.	3.000%	05/20/46	84	82,606
Government National Mortgage Assoc.	3.000%	06/20/46	1,899	1,873,951
Government National Mortgage Assoc.	3.000%	07/20/46	3,682	3,632,498
Government National Mortgage Assoc.	3.000%	08/20/46	658	648,658
Government National Mortgage Assoc.	3.000%	09/20/46	1,766	1,742,721
Government National Mortgage Assoc.	3.000%	11/20/46	191	188,701
Government National Mortgage Assoc.	3.000%	12/20/46	272	268,665
Government National Mortgage Assoc.	3.000%	01/20/47	359	353,780
Government National Mortgage Assoc.	3.000%	03/20/47	822	810,841
Government National Mortgage Assoc.	3.000%	04/20/47	504	496,697
Government National Mortgage Assoc.	3.000%	06/20/47	51	49,972
Government National Mortgage Assoc.	3.000%	07/20/47	347	341,753
Government National Mortgage Assoc.	3.000%	TBA	22,860	22,489,373
Government National Mortgage Assoc.	3.500%	12/20/41	2,104	2,136,644
Government National Mortgage Assoc.	3.500%	01/15/42	389	394,728
Government National Mortgage Assoc.	3.500%	08/20/42	512	519,850
Government National Mortgage Assoc.	3.500%	09/20/42	578	587,268
Government National Mortgage Assoc.	3.500%	10/20/42	122	123,690
Government National Mortgage Assoc.	3.500%	11/20/42	16	15,755
Government National Mortgage Assoc.	3.500%	12/20/42	198	200,694
Government National Mortgage Assoc.	3.500%	01/20/43	4,847	4,921,176
Government National Mortgage Assoc.	3.500%	02/20/43	99	100,363
Government National Mortgage Assoc.	3.500%	03/20/43	99	100,139
Government National Mortgage Assoc.	3.500%	04/15/43	596	603,705
Government National Mortgage Assoc.	3.500%	04/20/43	988	1,003,042
Government National Mortgage Assoc.	3.500%	05/20/43	592	601,009
Government National Mortgage Assoc.	3.500%	02/20/44	4,117	4,180,000
Government National Mortgage Assoc.	3.500%	03/20/46	9,949	10,060,398
Government National Mortgage Assoc.	3.500%	04/20/46	14,560	14,720,205
Government National Mortgage Assoc.	3.500%	05/20/46	936	946,589
Government National Mortgage Assoc.	3.500%	06/20/46	12,029	12,159,131
Government National Mortgage Assoc.	3.500%	10/20/46	533	539,815
Government National Mortgage Assoc.	3.500%	10/20/46	448	453,582
Government National Mortgage Assoc.	3.500%	10/20/46	223	225,903
Government National Mortgage Assoc.	3.500%	10/20/46	214	216,360
Government National Mortgage Assoc.	3.500%	10/20/46	182	184,500
Government National Mortgage Assoc.	3.500%	TBA	38,395	38,709,322
Government National Mortgage Assoc.	4.000%	04/20/39	33	34,245
Government National Mortgage Assoc.	4.000%	07/20/39	550	574,956
Government National Mortgage Assoc.	4.000%	10/20/40	580	606,040
Government National Mortgage Assoc.	4.000%	12/20/40	3,466	3,622,934
Government National Mortgage Assoc.	4.000%	01/15/41	665	687,134
Government National Mortgage Assoc.	4.000%	01/20/41	97	101,554

A399

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%		03/15/41	452	$465,688
Government National Mortgage Assoc.	4.000%		04/20/42	668	698,159
Government National Mortgage Assoc.	4.000%		10/20/46	134	137,957
Government National Mortgage Assoc.	4.000%		02/20/47	724	744,803
Government National Mortgage Assoc.	4.000%		TBA	23,795	24,389,410
Government National Mortgage Assoc.	4.370%	(cc)	04/20/62	1,575	1,597,969
Government National Mortgage Assoc.	4.426%	(cc)	05/20/63	1,220	1,255,755
Government National Mortgage Assoc.	4.498%	(cc)	05/20/63	1,298	1,336,929
Government National Mortgage Assoc.	4.500%		12/20/39	44	46,126
Government National Mortgage Assoc.	4.500%		01/20/40	55	57,600
Government National Mortgage Assoc.	4.500%		02/20/40	43	45,375
Government National Mortgage Assoc.	4.500%		05/20/40	382	401,254
Government National Mortgage Assoc.	4.500%		06/20/40	244	256,182
Government National Mortgage Assoc.	4.500%		07/20/40	18	19,172
Government National Mortgage Assoc.	4.500%		08/20/40	122	128,681
Government National Mortgage Assoc.	4.500%		09/20/40	20	21,154
Government National Mortgage Assoc.	4.500%		10/20/40	31	32,550
Government National Mortgage Assoc.	4.500%		03/20/41	509	534,701
Government National Mortgage Assoc.	4.500%		07/20/41	215	224,187
Government National Mortgage Assoc.	4.500%		09/20/41	599	629,977
Government National Mortgage Assoc.	4.500%		02/20/42	814	856,256
Government National Mortgage Assoc.	4.500%		10/20/44	827	870,116
Government National Mortgage Assoc.	4.500%		11/20/44	5,779	6,083,393
Government National Mortgage Assoc.	4.500%		TBA	10,000	10,389,647
Government National Mortgage Assoc.	4.504%	(cc)	12/20/64	1,071	1,094,472
Government National Mortgage Assoc.	4.526%	(cc)	09/20/62	1,175	1,199,253
Government National Mortgage Assoc.	4.528%	(cc)	01/20/63	238	243,023
Government National Mortgage Assoc.	4.540%	(cc)	10/20/64	1,532	1,589,623
Government National Mortgage Assoc.	4.558%	(cc)	06/20/62	3,177	3,236,739
Government National Mortgage Assoc.	4.587%	(cc)	12/20/64	4,774	5,073,098
Government National Mortgage Assoc.	4.598%	(cc)	02/20/64	2,748	2,882,456
Government National Mortgage Assoc.	4.651%	(cc)	08/20/64	3,960	4,222,414
Government National Mortgage Assoc.	4.671%	(cc)	04/20/62	3,191	3,243,479
Government National Mortgage Assoc.	4.694%	(cc)	05/20/65	1,420	1,502,692
Government National Mortgage Assoc.	4.700%	(cc)	05/20/61	781	784,384
Government National Mortgage Assoc.	5.000%		04/15/38	146	156,672
Government National Mortgage Assoc.	5.000%		08/15/38	223	239,930
Government National Mortgage Assoc.	5.000%		10/15/38	753	808,482
Government National Mortgage Assoc.	5.000%		10/15/38	15	15,913
Government National Mortgage Assoc.	5.000%		12/15/38	307	330,232
Government National Mortgage Assoc.	5.000%		01/15/39	85	90,900
Government National Mortgage Assoc.	5.000%		02/15/39	845	908,305
Government National Mortgage Assoc.	5.000%		02/15/39	228	244,766
Government National Mortgage Assoc.	5.000%		02/15/39	212	227,329
Government National Mortgage Assoc.	5.000%		02/15/39	182	196,021
Government National Mortgage Assoc.	5.000%		03/15/39	1,074	1,153,537
Government National Mortgage Assoc.	5.000%		04/15/39	280	300,817
Government National Mortgage Assoc.	5.000%		04/15/39	269	289,200
Government National Mortgage Assoc.	5.000%		05/15/39	796	850,282
Government National Mortgage Assoc.	5.000%		05/15/39	213	228,029
Government National Mortgage Assoc.	5.000%		11/15/39	501	534,990
Government National Mortgage Assoc.	5.000%		09/15/40	987	1,060,468
Government National Mortgage Assoc.	6.000%		05/15/37	8	8,408
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.720%	2.485%	(c)	05/20/66	1,096	1,106,826
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%		09/15/65	5,935	6,875,923
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.625%		09/15/60	1,030	1,272,063
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.875%		01/15/48	1,690	2,132,097

A400

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%	09/15/39	3,065	$4,023,606

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $953,444,776)				941,730,207

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Bonds(h)(v)	2.750%	11/15/47	30,283	28,949,838
U.S. Treasury Bonds	2.875%	05/15/43	17,151	16,905,794
U.S. Treasury Bonds	2.875%	11/15/46	4,628	4,538,694
U.S. Treasury Bonds	3.000%	02/15/47	3,069	3,085,304
U.S. Treasury Bonds	3.000%	02/15/48	2,425	2,438,830
U.S. Treasury Bonds	3.125%	02/15/43	16,874	17,394,062
U.S. Treasury Bonds	3.625%	08/15/43	16,109	18,033,900
U.S. Treasury Bonds	3.750%	11/15/43	18,966	21,663,469
U.S. Treasury Bonds	4.250%	05/15/39	4,311	5,245,780
U.S. Treasury Bonds	4.375%	11/15/39	4,200	5,200,617
U.S. Treasury Bonds	4.500%	08/15/39	4,184	5,262,361
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	21,355	21,844,395
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	17,250	17,497,389
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%	02/15/47	18,815	19,168,006
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	57,195	61,245,414
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	10,185	14,989,741
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/18	68,915	73,939,599
U.S. Treasury Notes	0.625%	06/30/18	33,280	33,183,237
U.S. Treasury Notes	0.750%	07/31/18	17,260	17,198,646
U.S. Treasury Notes	1.125%	02/28/19	7,330	7,265,290
U.S. Treasury Notes	1.250%	12/31/18	14,675	14,586,147
U.S. Treasury Notes	1.250%	03/31/19	4,100	4,064,125
U.S. Treasury Notes	1.250%	04/30/19	2,480	2,455,975
U.S. Treasury Notes	1.250%	05/31/19	9,120	9,023,456
U.S. Treasury Notes	1.500%	03/31/23	6,702	6,366,900
U.S. Treasury Notes	1.625%	04/30/23	6,520	6,225,072
U.S. Treasury Notes	1.875%	12/31/19	7,155	7,107,207
U.S. Treasury Notes(h)	2.000%	04/30/24	24,544	23,647,569
U.S. Treasury Notes(h)(v)	2.000%	05/31/24	24,278	23,374,214
U.S. Treasury Notes	2.000%	02/15/25	8,292	7,934,084
U.S. Treasury Notes	2.000%	08/15/25	8,775	8,362,301
U.S. Treasury Notes	2.000%	11/15/26	27,735	26,157,572
U.S. Treasury Notes	2.125%	12/31/22	9,320	9,140,517
U.S. Treasury Notes	2.125%	05/15/25	8,037	7,739,694
U.S. Treasury Notes	2.250%	12/31/24	7,716	7,510,742
U.S. Treasury Notes	2.250%	11/15/25	8,604	8,328,067
U.S. Treasury Notes	2.250%	02/15/27	32,779	31,504,973
U.S. Treasury Notes	2.250%	11/15/27	35,289	33,803,002
U.S. Treasury Notes	2.500%	01/31/25	3,156	3,120,495
U.S. Treasury Notes	2.625%	03/31/25	30,425	30,303,775
U.S. Treasury Notes	2.750%	02/15/08	745	745,378
U.S. Treasury Notes	2.750%	02/28/25	1,386	1,391,793

TOTAL U.S. TREASURY OBLIGATIONS (cost $677,365,677)				667,943,424

			Shares

COMMON STOCKS — 0.1%

Energy Equipment & Services — 0.0%
FTS International, Inc.*(a)			39,410	724,750
Liberty Oilfield Services, Inc.*(a)			20,536	346,853

				1,071,603

A401

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares		Value
COMMON STOCKS (Continued)

Holding Companies-Diversified — 0.0%
Leisure Acquisition Corp., UTS*		11,112	$109,675
Sentinel Energy Services, Inc., UTS*		118,283	1,173,367

			1,283,042

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp.*		34,264	385,470
Scientific Games Corp. (Class A Stock)*		2,341	97,386

			482,856

Household Durables — 0.0%
D.R. Horton, Inc.		5,234	229,459
William Lyon Homes (Class A Stock)*		5,454	149,930

			379,389

Media — 0.0%
Altice USA, Inc. (Class A Stock)*(a)		32,104	593,282

Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy Partners LP		10,262	298,624
Energen Corp.*		4,460	280,356
Sunoco LP, MLP		32,162	820,453

			1,399,433

Semiconductors & Semiconductor Equipment — 0.0%
NXP Semiconductors NV (Netherlands)*		886	103,661

TOTAL COMMON STOCKS (cost $5,787,095)			5,313,266

PREFERRED STOCK — 0.1%

Banks
Citigroup Capital XIII, 8.137% (cost $3,383,280)		127,000	3,453,130

TOTAL LONG-TERM INVESTMENTS (cost $3,813,638,739)			3,768,833,325

SHORT-TERM INVESTMENTS — 7.7%

AFFILIATED MUTUAL FUNDS — 1.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		13,676,302	13,676,302
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $56,419,188; includes $56,326,575 of cash collateral for securities on loan)(b)(w)		56,417,874	56,412,232

TOTAL AFFILIATED MUTUAL FUNDS (cost $70,095,490)			70,088,534

	Principal Amount (000)#
BORROWED BOND AGREEMENTS — 1.3%
Bank of America, 1.500%, dated 03/29/18, open, due in the amount of $2,171,072		2,171	2,170,710
Barclays Capital Group, 0.380%, dated 02/22/18, open, due in the amount of GBP 4,867,396	GBP	4,867	6,828,941

A402

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

			Principal Amount (000)#		Value
BORROWED BOND AGREEMENTS (Continued)
Barclays Capital Group, 0.390%, dated 02/21/18, open, due in the amount of GBP 17,465,897			GBP	17,466	$24,504,597
Barclays Capital Group, 0.500%, dated 12/22/17, open, due in the amount of $401,144				401	401,144
Barclays Capital Group, 0.750%, dated 11/07/17, open, due in the amount of $492,500				493	492,500
Barclays Capital Group, 0.750%, dated 11/14/17, open, due in the amount of $720,900				721	720,900
Deutsche Bank AG, 0.370%, dated 03/28/18, open, due in the amount of GBP 4,806,095			GBP	4,806	6,742,936
Deutsche Bank AG, 0.410%, dated 03/21/18, open, due in the amount of GBP 4,934,860			GBP	4,935	6,923,593

TOTAL BORROWED BOND AGREEMENTS (cost $48,702,970)					48,785,321

	Interest Rate	Maturity Date
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.0%
Federal Home Loan Bank	1.467%	04/02/18		25,950	25,950,000
Federal Home Loan Bank	1.611%	04/02/18		10,310	10,310,000
Federal Home Loan Bank	1.843%	08/10/18		1,255	1,246,615

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,506,705)					37,506,615

FOREIGN TREASURY OBLIGATIONS(n) — 1.2%
Brazil Letras do Tesouro Nacional (Brazil)	6.800%	01/01/19	BRL	8,010	2,318,626
Japan Treasury Discount Bills (Japan)	0.190%	06/11/18	JPY	2,279,750	21,431,750
Japan Treasury Discount Bills (Japan)	0.215%	05/21/18	JPY	677,900	6,372,298
Japan Treasury Discount Bills (Japan)	0.220%	05/21/18	JPY	1,633,150	15,351,702

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $45,525,097)					45,474,376

U.S. TREASURY OBLIGATIONS(n) — 2.2%
U.S. Treasury Bills	1.581%	05/17/18		4,430	4,420,909
U.S. Treasury Bills	1.583%	05/17/18		34,550	34,479,101
U.S. Treasury Bills	1.624%	05/24/18		26,715	26,651,300
U.S. Treasury Bills	1.733%	06/14/18		3,090	3,079,613
U.S. Treasury Bills	1.745%	06/14/18		5,950	5,929,998
U.S. Treasury Bills	1.764%	06/14/18		4,600	4,584,537

TOTAL U.S. TREASURY OBLIGATIONS (cost $79,147,800)					79,145,458

OPTIONS PURCHASED~* — 0.1% (cost $2,560,274)					1,618,339

TOTAL SHORT-TERM INVESTMENTS (cost $283,538,336)					282,618,643

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 110.6% (cost $4,097,177,075)					4,051,451,968

A403

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SECURITIES SOLD SHORT

BORROWED BONDS(f) — (1.4)%
Cemex SAB de CV	5.700%	01/11/25		371	$(380,461)
E.I. du Pont de Nemours & Co.	2.200%	05/01/20		720	(710,048)
U.S. Treasury Notes	2.750%	02/15/28		2,168	(2,169,101)
United Kingdom Gilt Inflation Linked	0.125%	03/22/26	GBP	26,056	(45,270,919)
Vine Oil & Gas LP Vine Oil & Gas Finance Corp.	8.750%	04/15/23		500	(466,250)

TOTAL BORROWED BONDS (proceeds received $47,992,398)					(48,996,779)

OPTIONS WRITTEN~* — (0.1)% (premiums received $4,220,517)					(4,529,000)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 109.1%
(cost $4,044,964,160)					3,997,926,189
Liabilities in excess of other assets(z) — (9.1)%					(334,483,776)

NET ASSETS — 100.0%					$3,663,442,413

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $33,320,272 and 0.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,306,372; cash collateral of $56,326,575 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Represents collateral for Borrowed Bond Agreements.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2018.
(r)	Principal amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp.	3.500%	TBA	04/12/18	(13,199)	$(13,229,457)
Federal Home Loan Mortgage Corp.	3.500%	TBA	04/17/18	(2,508)	(2,556,593)

A404

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp.	5.500%	TBA	04/12/18	(7,170)	$(7,779,450)
Federal National Mortgage Assoc.	2.000%	TBA	04/17/18	(2,370)	(2,264,091)
Federal National Mortgage Assoc.	3.000%	TBA	04/12/18	(27,278)	(26,604,542)
Federal National Mortgage Assoc.	3.000%	TBA	05/17/18	(5,500)	(5,485,964)
Federal National Mortgage Assoc.	3.000%	TBA	04/17/18	(2,349)	(2,345,942)
Federal National Mortgage Assoc.	3.500%	TBA	05/14/18	(6,020)	(6,023,536)
Federal National Mortgage Assoc.	3.500%	TBA	04/12/18	(11,862)	(11,886,487)
Federal National Mortgage Assoc.	3.500%	TBA	05/17/18	(3,976)	(4,046,754)
Federal National Mortgage Assoc.	4.000%	TBA	04/17/18	(1,490)	(1,531,997)
Federal National Mortgage Assoc.	4.500%	TBA	04/12/18	(4,849)	(5,077,338)
Federal National Mortgage Assoc.	5.000%	TBA	04/12/18	(9,564)	(10,215,547)
Federal National Mortgage Assoc.	6.000%	TBA	04/12/18	(7,642)	(8,504,412)
Government National Mortgage Assoc.	3.500%	TBA	04/19/18	(20,828)	(21,030,177)
Government National Mortgage Assoc.	4.500%	TBA	05/21/18	(7,688)	(7,978,552)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $135,868,923)					$(136,560,839)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Call	Deutsche Bank AG	04/12/18	3.47	—		996	$214
Currency Option USD vs BRL	Call	Goldman Sachs & Co.	04/12/18	3.47	—		996	214
Currency Option USD vs BRL	Call	Goldman Sachs & Co.	04/19/18	3.35	—		672	2,979
Currency Option USD vs BRL	Call	BNP Paribas	05/17/18	3.35	—		1,880	19,648
Currency Option USD vs CAD	Call	Deutsche Bank AG	04/04/18	1.31	—		930	82
Currency Option USD vs CAD	Call	Bank of America	04/06/18	1.25	—		930	27,211
Currency Option USD vs CAD	Call	Deutsche Bank AG	04/10/18	1.27	—		42,269	746,484
Currency Option USD vs CAD	Call	Bank of America	04/10/18	1.30	—		42,269	54,239
Currency Option USD vs CAD	Call	Deutsche Bank AG	05/08/18	1.32	—		9,425	23,124
Currency Option USD vs CAD	Call	BNP Paribas	06/13/18	1.29	—		2,795	33,398
Currency Option USD vs CAD	Call	Bank of America	06/25/18	1.31	—		6,126	53,342
Currency Option USD vs CHF	Call	Bank of America	06/13/18	1.00	—		1,505	1,412
Currency Option USD vs CNH	Call	JPMorgan Chase	06/08/18	6.50	—		952	1,502
Currency Option USD vs JPY	Call	Deutsche Bank AG	05/10/18	108.45	—		9,425	28,543
Currency Option USD vs JPY	Call	Deutsche Bank AG	06/13/18	113.40	—		4,190	2,065
Currency Option USD vs JPY	Call	Morgan Stanley	06/25/18	110.35	—		6,989	19,384
Currency Option USD vs MXN	Call	Deutsche Bank AG	05/16/18	20.00	—		831	858
Currency Option USD vs MXN	Call	JPMorgan Chase	07/19/18	20.00	—		831	6,113
Currency Option USD vs SEK	Call	Citigroup Global Markets	06/13/18	8.53	—		1,395	8,493
Currency Option USD vs TWD	Call	JPMorgan Chase	04/17/18	29.30	—		952	1,253
FV USD JPY	Call	Deutsche Bank AG	02/26/19	8.90%	—		3,639	2,810
FV USD JPY	Call	Deutsche Bank AG	02/26/19	8.90%	—		7,256	2,154
Currency Option AUD vs USD	Put	Deutsche Bank AG	05/10/18	0.76	—	AUD	10,282	50,552
Currency Option AUD vs USD	Put	JPMorgan Chase	06/13/18	0.76	—	AUD	4,620	37,050
Currency Option AUD vs USD	Put	Morgan Stanley	06/25/18	0.75	—	AUD	6,902	48,792
Currency Option EUR vs SEK	Put	Deutsche Bank AG	04/11/18	10.10	—	EUR	610	250
Currency Option EUR vs TRY	Put	Morgan Stanley	06/07/18	4.35	—	EUR	71	288
Currency Option EUR vs USD	Put	Deutsche Bank AG	05/10/18	1.21	—	EUR	9,853	24,293
Currency Option EUR vs USD	Put	Bank of America	06/13/18	1.17	—	EUR	17,620	13,913

A405

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Put	Deutsche Bank AG	06/25/18	1.21	—	EUR	5,522	$30,071
Currency Option GBP vs USD	Put	Deutsche Bank AG	05/10/18	1.35	—	GBP	5,569	8,964
Currency Option GBP vs USD	Put	Morgan Stanley	06/25/18	1.35	—	GBP	3,969	18,584
Currency Option USD vs BRL	Put	Deutsche Bank AG	04/12/18	3.28	—		996	4,806
Currency Option USD vs CAD	Put	Royal Bank of Scotland Group PLC	04/11/18	1.27	—		930	518
Currency Option USD vs CAD	Put	Deutsche Bank AG	04/20/18	1.29	—		930	7,639
Currency Option USD vs IDR	Put	JPMorgan Chase	04/12/18	13,400.00	—		975	36
Currency Option USD vs MXN	Put	Deutsche Bank AG	04/13/18	18.50	—		1,062	19,648
Currency Option USD vs MXN	Put	Barclays Capital Group	05/21/18	18.55	—		1,155	28,067
Currency Option USD vs MXN	Put	Deutsche Bank AG	08/13/18	18.50	—		2,310	68,113
Currency Option USD vs MXN	Put	Deutsche Bank AG	08/16/18	18.50	—		2,310	68,344
Currency Option USD vs SEK	Put	Deutsche Bank AG	04/11/18	8.16	—		610	4,941
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/04/18	3.90	—		1,220	729
Currency Option USD vs TRY	Put	Morgan Stanley	04/27/18	3.65	—		10,295	85
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/27/18	3.98	—		1,220	8,067
Currency Option USD vs TRY	Put	Citigroup Global Markets	04/30/18	3.65	—		1,220	34
Currency Option USD vs TRY	Put	Goldman Sachs & Co.	05/18/18	3.91	—		822	4,807
Currency Option USD vs TRY	Put	Deutsche Bank AG	06/27/18	3.99	—		822	12,840
Currency Option USD vs ZAR	Put	BNP Paribas	04/19/18	11.80	—		1,080	9,742

								$1,506,695

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year 10 CMS CAP	Call	Citigroup Global Markets	04/23/18	0.49%	MAX(0, 5Y CMS - 0.49%)(Q)	0.49%	1,350,525	$ —
2- Year 10 CMS CAP	Call	Citigroup Global Markets	05/29/18	0.39%	MAX(0, 5Y CMS - 0.39%)(Q)	0.39%	291,900	11,080
2- Year 10 CMS CAP	Call	Citigroup Global Markets	06/23/18	0.44%	MAX(0, 5Y CMS - 0.44%)(Q)	0.44%	710,800	54,356
2- Year 10 CMS CAP	Call	Citigroup Global Markets	08/27/18	0.34%	MAX(0, 5Y CMS - 0.34%)(Q)	0.34%	171,705	46,208

								$111,644

Total Options Purchased								$1,618,339

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	Morgan Stanley	04/23/18	0.79	—	AUD	1,120	$(791)
Currency Option CAD vs MXN	Call	Deutsche Bank AG	05/03/18	14.80	—	CAD	930	(1,434)
Currency Option EUR vs BRL	Call	Morgan Stanley	04/12/18	4.13	—	EUR	996	(2,508)
Currency Option EUR vs BRL	Call	BNP Paribas	05/25/18	4.17	—	EUR	474	(5,148)
Currency Option EUR vs RUB	Call	Deutsche Bank AG	05/03/18	70.00	—	EUR	864	(20,179)
Currency Option USD vs CAD	Call	Bank of America	04/10/18	1.27	—		42,269	(746,484)
Currency Option USD vs CAD	Call	Deutsche Bank AG	04/10/18	1.30	—		42,269	(54,239)

A406

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CAD	Call	BNP Paribas	06/13/18	1.36	—		2,795	$(4,768)
Currency Option USD vs CHF	Call	Bank of America	06/13/18	1.05	—		1,505	(107)
Currency Option USD vs IDR	Call	JPMorgan Chase	04/12/18	13,550.00	—		975	(13,771)
Currency Option USD vs JPY	Call	Deutsche Bank AG	06/13/18	119.00	—		4,190	(167)
Currency Option USD vs MXN	Call	JPMorgan Chase	07/19/18	22.50	—		831	(1,044)
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/13/18	21.00	—		2,310	(13,282)
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/16/18	21.00	—		2,310	(14,078)
Currency Option USD vs SEK	Call	Citigroup Global Markets	06/13/18	8.95	—		1,395	(1,326)
Currency Option USD vs ZAR	Call	BNP Paribas	05/03/18	12.05	—		1,080	(10,727)
Currency Option AUD vs USD	Put	Morgan Stanley	04/23/18	0.78	—	AUD	1,120	(11,419)
Currency Option AUD vs USD	Put	JPMorgan Chase	06/13/18	0.72	—	AUD	4,620	(5,715)
Currency Option EUR vs USD	Put	Bank of America	06/13/18	1.11	—	EUR	17,620	(965)
Currency Option USD vs CAD	Put	Deutsche Bank AG	04/13/18	1.21	—		1,062	(2)
Currency Option USD vs RUB	Put	Deutsche Bank AG	04/11/18	57.00	—		700	(2,742)

								$(910,896)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 03/25/22	Call	Bank of America	03/23/20	2.95%	3 Month LIBOR(Q)	2.95%(S)	120,900	$(1,065,033)
2- Year Interest Rate Swap, 03/25/22	Call	Bank of America	03/23/20	3.02%	3 Month LIBOR(Q)	3.02%(S)	120,900	(1,159,133)
2- Year Interest Rate Swap, 03/25/22	Put	Bank of America	03/23/20	3.02%	3.02%(S)	3 Month LIBOR(Q)	120,900	(664,112)
2- Year Interest Rate Swap, 03/25/22	Put	Bank of America	03/23/20	2.95%	2.95%(S)	3 Month LIBOR(Q)	120,900	(729,826)

								$(3,618,104)

Total Options Written								$(4,529,000)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
67	90 Day Euro Dollar	Mar. 2019	$16,316,175	$13,400
1,682	2 Year U.S. Treasury Notes	Jun. 2018	357,608,970	88,951
2,256	5 Year U.S. Treasury Notes	Jun. 2018	258,223,876	441,260
114	10 Year U.K. Gilt	Jun. 2018	19,644,032	279,898
58	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	9,307,188	248,036

				1,071,545

Short Positions:
93	90 Day Euro Dollar	Jun. 2020	22,599,000	(33,712)
27	10 Year Euro-Bund	Jun. 2018	5,296,613	(80,065)
1,265	10 Year U.S. Treasury Notes	Jun. 2018	153,242,891	(1,152,200)
376	20 Year U.S. Treasury Bonds	Jun. 2018	55,131,000	(1,169,141)

A407

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
4	S&P 500 E-Mini Index	Jun. 2018	$528,600	$(9,150)

				(2,444,268)

				$(1,372,723)

Cash of $1,298,051 has been segregated with Bank of America to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/20/18	BNP Paribas	ARS	3,663	$180,000	$179,844	$—	$(156)
Expiring 04/20/18	Citigroup Global Markets	ARS	21,824	1,072,000	1,071,491	—	(509)
Expiring 05/16/18	BNP Paribas	ARS	13,093	628,000	634,008	6,008	—
Expiring 05/21/18	Citigroup Global Markets	ARS	12,945	626,000	625,167	—	(833)
Expiring 06/13/18	BNP Paribas	ARS	7,646	360,000	364,548	4,548	—
Expiring 06/13/18	Citigroup Global Markets	ARS	11,209	527,000	534,411	7,411	—
Expiring 06/13/18	Citigroup Global Markets	ARS	7,764	365,000	370,133	5,133	—
Australian Dollar,
Expiring 04/23/18	Goldman Sachs & Co.	AUD	1,120	862,488	860,226	—	(2,262)
Brazilian Real,
Expiring 04/03/18	Goldman Sachs & Co.	BRL	2,626	800,000	795,135	—	(4,865)
Expiring 04/03/18	UBS AG	BRL	8,721	2,684,500	2,640,419	—	(44,081)
Expiring 04/03/18	UBS AG	BRL	4,364	1,343,240	1,321,183	—	(22,057)
Expiring 05/03/18	UBS AG	BRL	8,908	2,684,500	2,690,561	6,061	—
Expiring 05/03/18	UBS AG	BRL	4,457	1,343,240	1,346,273	3,033	—
Expiring 05/03/18	UBS AG	BRL	2,655	800,000	801,806	1,806	—
British Pound,
Expiring 06/20/18	Barclays Capital Group	GBP	540	762,520	760,326	—	(2,194)
Canadian Dollar,
Expiring 04/09/18	Deutsche Bank AG	CAD	962	744,000	746,796	2,796	—
Expiring 04/09/18	Deutsche Bank AG	CAD	575	446,400	446,524	124	—
Expiring 04/12/18	Goldman Sachs & Co.	CAD	603	465,000	467,900	2,900	—
Expiring 05/15/18	Bank of New York Mellon	CAD	601	465,000	467,156	2,156	—
Chilean Peso,
Expiring 04/05/18	UBS AG	CLP	357,833	595,000	592,560	—	(2,440)
Colombian Peso,
Expiring 04/09/18	UBS AG	COP	1,660,050	595,000	594,053	—	(947)
Expiring 04/09/18	UBS AG	COP	1,660,050	595,000	594,053	—	(947)
Euro,
Expiring 04/04/18	UBS AG	EUR	579	713,618	712,735	—	(883)
Expiring 04/05/18	Morgan Stanley	EUR	1,335	1,647,366	1,643,468	—	(3,898)
Indonesian Rupiah,
Expiring 06/26/18	Deutsche Bank AG	IDR	50,766,552	3,664,000	3,661,199	—	(2,801)
Japanese Yen,
Expiring 05/07/18	Bank of New York Mellon	JPY	41,343	390,000	389,517	—	(483)
Mexican Peso,
Expiring 04/12/18	Goldman Sachs & Co.	MXN	2,008	107,279	110,208	2,929	—
Expiring 04/12/18	Morgan Stanley	MXN	9,128	487,721	500,998	13,277	—
Expiring 04/12/18	Nomura Securities Co.	MXN	12,724	697,500	698,371	871	—
Expiring 04/27/18	BNP Paribas	MXN	11,063	595,000	605,840	10,840	—

A408

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/15/18	Goldman Sachs & Co.	MXN	15,906	$ 849,000	$ 868,409	$ 19,409	$ —
Expiring 05/15/18	JPMorgan Chase	MXN	15,599	849,000	851,638	2,638	—
Expiring 05/29/18	Hong Kong & Shanghai Bank	MXN	116,940	6,326,861	6,369,718	42,857	—
Expiring 11/26/18	Hong Kong & Shanghai Bank	MXN	48,970	2,515,000	2,594,400	79,400	—
New Zealand Dollar,
Expiring 06/20/18	Deutsche Bank AG	NZD	902	653,089	651,703	—	(1,386)
Russian Ruble,
Expiring 04/05/18	Morgan Stanley	RUB	49,334	864,000	860,503	—	(3,497)
Expiring 04/27/18	Deutsche Bank AG	RUB	40,219	700,000	699,791	—	(209)
Expiring 05/07/18	BNP Paribas	RUB	116,448	2,033,000	2,023,726	—	(9,274)
Expiring 06/06/18	Deutsche Bank AG	RUB	50,049	864,000	866,780	2,780	—
South African Rand,
Expiring 04/23/18	Royal Bank of Scotland Group PLC	ZAR	5,092	432,120	428,543	—	(3,577)
Swiss Franc,
Expiring 06/20/18	UBS AG	CHF	933	990,000	982,805	—	(7,195)
Turkish Lira,
Expiring 04/09/18	BNP Paribas	TRY	10,849	2,830,336	2,740,621	—	(89,715)
Expiring 04/09/18	BNP Paribas	TRY	10,849	2,830,335	2,740,620	—	(89,715)
Expiring 04/09/18	BNP Paribas	TRY	4,591	1,153,047	1,159,791	6,744	—
Expiring 04/09/18	BNP Paribas	TRY	4,370	1,132,000	1,103,932	—	(28,068)
Expiring 04/09/18	BNP Paribas	TRY	1,542	402,262	389,511	—	(12,751)
Expiring 04/09/18	Citigroup Global Markets	TRY	660	166,163	166,740	577	—
Expiring 04/09/18	Goldman Sachs & Co.	TRY	2,170	544,953	548,222	3,269	—
Expiring 04/09/18	JPMorgan Chase	TRY	7,232	1,886,115	1,827,080	—	(59,035)
Expiring 04/20/18	Goldman Sachs & Co.	TRY	3,278	822,000	825,277	3,277	—
Expiring 05/09/18	Goldman Sachs & Co.	TRY	4,537	1,132,000	1,135,672	3,672	—
Expiring 06/25/18	BNP Paribas	TRY	29,220	7,548,912	7,214,533	—	(334,379)
Expiring 06/25/18	BNP Paribas	TRY	12,290	3,188,328	3,034,466	—	(153,862)
Expiring 06/25/18	BNP Paribas	TRY	1,587	425,310	391,838	—	(33,472)
Expiring 08/20/18	BNP Paribas	TRY	24,005	6,174,681	5,825,031	—	(349,650)
Expiring 08/20/18	BNP Paribas	TRY	291	76,919	70,614	—	(6,305)

				$74,635,803	$73,598,873	234,516	(1,271,446)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/02/18	BNP Paribas	ARS	14,179	$ 660,000	$ 668,856	$ —	$ (8,856)
Australian Dollar,
Expiring 04/23/18	Morgan Stanley	AUD	1,120	862,411	860,226	2,185	—
Expiring 04/27/18	Nomura Securities Co.	AUD	1,120	859,902	860,228	—	(326)
Brazilian Real,
Expiring 04/03/18	UBS AG	BRL	8,883	2,684,500	2,689,553	—	(5,053)
Expiring 04/03/18	UBS AG	BRL	4,445	1,343,240	1,345,768	—	(2,528)
Expiring 04/03/18	UBS AG	BRL	2,647	800,000	801,506	—	(1,506)
British Pound,
Expiring 04/04/18	Standard Chartered PLC	GBP	1,520	2,114,632	2,133,096	—	(18,464)
Expiring 06/20/18	Bank of New York Mellon	GBP	540	764,649	760,326	4,323	—
Canadian Dollar,
Expiring 04/09/18	UBS AG	CAD	966	744,000	749,695	—	(5,695)

A409

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso,
Expiring 04/05/18	Barclays Capital Group	CLP	358,964	$595,000	$594,432	$568	$—
Colombian Peso,
Expiring 04/09/18	Credit Suisse First Boston Corp.	COP	1,061,075	371,655	379,708	—	(8,053)
Expiring 04/09/18	Credit Suisse First Boston Corp.	COP	640,983	223,345	229,377	—	(6,032)
Expiring 04/09/18	Hong Kong & Shanghai Bank	COP	1,703,188	595,000	609,490	—	(14,490)
Expiring 05/09/18	UBS AG	COP	1,660,943	595,000	593,899	1,101	—
Expiring 05/09/18	UBS AG	COP	1,660,943	595,000	593,899	1,101	—
Euro,
Expiring 04/04/18	Bank of New York Mellon	EUR	3,631	4,450,164	4,469,669	—	(19,505)
Expiring 04/05/18	Bank of New York Mellon	EUR	1,335	1,628,911	1,643,468	—	(14,557)
Expiring 04/05/18	Goldman Sachs & Co.	EUR	1,335	1,634,389	1,643,468	—	(9,079)
Expiring 05/02/18	UBS AG	EUR	579	715,037	714,161	876	—
Expiring 05/04/18	Nomura Securities Co.	EUR	1,335	1,646,711	1,646,884	—	(173)
Expiring 05/09/18	Royal Bank of Scotland Group PLC	EUR	1,040	1,287,303	1,282,821	4,482	—
Expiring 05/18/18	JPMorgan Chase	EUR	163	201,208	200,930	278	—
Expiring 05/21/18	Nomura Securities Co.	EUR	287	354,029	354,583	—	(554)
Expiring 06/20/18	Bank of America	EUR	2,581	3,201,162	3,195,877	5,285	—
Expiring 12/13/19	Deutsche Bank AG	EUR	5,860	7,600,420	7,603,524	—	(3,104)
Expiring 02/25/20	Deutsche Bank AG	EUR	5,860	7,649,644	7,653,643	—	(3,999)
Indonesian Rupiah,
Expiring 04/26/18	BNP Paribas	IDR	10,945,858	791,000	793,330	—	(2,330)
Expiring 04/26/18	Deutsche Bank AG	IDR	50,478,928	3,664,000	3,658,591	5,409	—
Expiring 04/26/18	UBS AG	IDR	11,415,525	825,000	827,370	—	(2,370)
Japanese Yen,
Expiring 04/09/18	Credit Suisse First Boston Corp.	JPY	2,311,974	21,832,294	21,743,085	89,209	—
Expiring 04/12/18	Barclays Capital Group	JPY	2,312,310	21,835,133	21,750,342	84,791	—
Expiring 05/07/18	BNP Paribas	JPY	41,492	390,000	390,918	—	(918)
Expiring 03/16/20	Hong Kong & Shanghai Bank	JPY	780,270	7,788,680	7,779,130	9,550	—
Mexican Peso,
Expiring 04/23/18	Hong Kong & Shanghai Bank	MXN	47,302	2,515,000	2,591,952	—	(76,952)
Expiring 05/15/18	Barclays Capital Group	MXN	32,169	1,698,000	1,756,318	—	(58,318)
Expiring 05/22/18	Barclays Capital Group	MXN	35,263	1,854,585	1,922,980	—	(68,395)
Expiring 05/29/18	Hong Kong & Shanghai Bank	MXN	116,940	6,185,992	6,369,717	—	(183,725)
New Taiwanese Dollar,
Expiring 05/07/18	Bank of America	TWD	27,107	928,000	932,195	—	(4,195)
New Zealand Dollar,
Expiring 06/20/18	Deutsche Bank AG	NZD	902	653,053	651,704	1,349	—
Norwegian Krone,
Expiring 06/20/18	Hong Kong & Shanghai Bank	NOK	1,157	150,000	147,929	2,071	—
Russian Ruble,
Expiring 04/12/18	Deutsche Bank AG	RUB	340,538	5,896,146	5,935,131	—	(38,985)
Expiring 05/07/18	BNP Paribas	RUB	111,580	1,948,000	1,939,113	8,887	—
Expiring 05/07/18	BNP Paribas	RUB	33,157	570,000	576,226	—	(6,226)
Expiring 05/07/18	Citigroup Global Markets	RUB	37,682	649,800	654,865	—	(5,065)
South African Rand,
Expiring 04/23/18	Goldman Sachs & Co.	ZAR	5,073	432,120	426,957	5,163	—
Expiring 05/04/18	JPMorgan Chase	ZAR	9,991	840,918	839,653	1,265	—
Expiring 05/07/18	BNP Paribas	ZAR	6,315	519,635	530,471	—	(10,836)
Expiring 05/07/18	JPMorgan Chase	ZAR	249	20,515	20,931	—	(416)
Expiring 05/16/18	Deutsche Bank AG	ZAR	58,259	4,896,695	4,888,128	8,567	—

A410

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

			Notional	Value at
			Amount	Settlement	Current	Unrealized	Unrealized
Sale Contracts	Counterparty		(000)	Date	Value	Appreciation	Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc,
Expiring 05/18/18	UBS AG	CHF	187	$197,806	$196,880	$926	$—
Turkish Lira,
Expiring 04/02/18	Citigroup Global Markets	TRY	660	166,501	167,093	—	(592)
Expiring 04/09/18	BNP Paribas	TRY	15,566	4,077,580	3,932,287	145,293	—
Expiring 04/09/18	BNP Paribas	TRY	15,566	4,057,967	3,932,286	125,681	—
Expiring 04/09/18	BNP Paribas	TRY	6,555	1,698,000	1,655,899	42,101	—
Expiring 04/09/18	Goldman Sachs & Co.	TRY	4,497	1,132,000	1,136,075	—	(4,075)
Expiring 04/20/18	Goldman Sachs & Co.	TRY	1,029	256,000	259,153	—	(3,153)
Expiring 06/25/18	BNP Paribas	TRY	29,220	7,522,191	7,214,532	307,659	—
Expiring 06/25/18	Citigroup Global Markets	TRY	13,877	3,489,106	3,426,303	62,803	—
Expiring 08/20/18	BNP Paribas	TRY	10,250	2,523,166	2,487,343	35,823	—
Expiring 08/20/18	Citigroup Global Markets	TRY	7,895	1,959,502	1,915,896	43,606	—
Expiring 08/20/18	Citigroup Global Markets	TRY	6,150	1,525,541	1,492,406	33,135	—

				$159,667,238	$159,222,276	1,033,487	(588,525)

						$1,268,003	$(1,859,971)

A411

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Cross currency exchange contract outstanding at March 31, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
04/27/18	Buy	AUD	1,120	NZD	1,195	$—	$(3,676)	Bank of New York Mellon
06/20/18	Buy	AUD	1,464	EUR	902	8,138	—	Citigroup Global Markets
06/20/18	Buy	AUD	1,571	NZD	1,681	—	(7,427)	Citigroup Global Markets
06/20/18	Buy	AUD	2,254	NZD	2,404	—	(5,022)	Citigroup Global Markets
04/05/18	Buy	CAD	930	MXN	13,774	—	(34,879)	Morgan Stanley
05/04/18	Buy	CAD	930	MXN	13,252	—	(2,479)	Goldman Sachs & Co.
06/20/18	Buy	CAD	902	NOK	5,324	20,253	—	Citigroup Global Markets
04/12/18	Buy	CNH	6,101	EUR	778	13,932	—	Goldman Sachs & Co.
04/12/18	Buy	CNH	1,177	EUR	150	2,819	—	JPMorgan Chase
04/09/18	Buy	EUR	350	RUB	24,416	5,313	—	Deutsche Bank AG
04/09/18	Buy	EUR	514	RUB	35,857	7,803	—	Deutsche Bank AG
04/12/18	Buy	EUR	464	CNH	3,629	—	(6,725)	Royal Bank of Scotland Group PLC
04/27/18	Buy	EUR	379	BRL	1,554	—	(2,110)	Barclays Capital Group
05/07/18	Buy	EUR	972	JPY	126,487	7,632	—	Barclays Capital Group
05/07/18	Buy	EUR	605	RUB	43,400	—	(7,987)	BNP Paribas
06/20/18	Buy	EUR	902	AUD	1,458	—	(3,202)	JPMorgan Chase
05/07/18	Buy	JPY	126,720	EUR	972	—	(5,436)	Bank of New York Mellon
06/20/18	Buy	NOK	5,440	CAD	902	—	(5,349)	Deutsche Bank AG
06/20/18	Buy	NZD	2,404	AUD	2,254	5,103	—	Hong Kong & Shanghai Bank
04/09/18	Buy	RUB	61,500	EUR	864	8,274	—	Bank of America
06/20/18	Buy	SEK	5,234	EUR	520	—	(13,042)	Bank of New York Mellon
06/20/18	Buy	SEK	6,331	EUR	629	—	(15,776)	Bank of New York Mellon
06/20/18	Buy	SEK	19,736	CHF	2,254	3,876	—	JPMorgan Chase
06/20/18	Buy	TRY	1,804	ZAR	5,286	4,619	—	BNP Paribas
06/20/18	Buy	ZAR	5,431	TRY	1,804	7,509	—	BNP Paribas

						$95,271	(113,110)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
K. Hovnanian Entrprises, Inc.	12/20/22	5.000%(Q)	295	0.563%	$122,405	$95,957	$26,448	Barclays Capital Group
K. Hovnanian Entrprises, Inc.	12/20/22	5.000%(Q)	115	0.563%	47,717	33,957	13,760	Barclays Capital Group
Kingdom of Bahrain	06/20/23	1.000%(Q)	135	2.806%	11,081	9,382	1,699	JPMorgan Chase
Republic of Argentina	06/20/23	5.000%(Q)	2,247	2.752%	(236,657)	(254,180)	17,523	Goldman Sachs & Co.
Republic of Brazil	06/20/23	1.000%(Q)	830	1.626%	24,353	22,837	1,516	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	796	1.626%	23,355	24,499	(1,144)	Barclays Capital Group
Republic of Brazil	06/20/23	1.000%(Q)	636	1.626%	18,660	16,829	1,831	Deutsche Bank AG
Republic of Philippines	06/20/23	1.000%(Q)	4,240	0.741%	(54,613)	(52,583)	(2,030)	JPMorgan Chase
Republic of South Africa	06/20/23	1.000%(Q)	2,402	1.512%	57,768	59,716	(1,948)	Morgan Stanley
United Mexican States	06/20/20	1.000%(Q)	1,765	0.483%	(20,493)	15,519	(36,012)	JPMorgan Chase
United Mexican States	09/20/20	1.000%(Q)	1,765	0.531%	(20,598)	23,388	(43,986)	Bank of America
United Mexican States	06/20/23	1.000%(Q)	1,413	1.086%	5,336	8,952	(3,616)	Citigroup Global Markets

A412

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
United Mexican States	06/20/23	1.000	%(Q)	1,223	1.086%	$4,619	$7,362	$(2,743)	Barclays Capital Group
United Mexican States	06/20/23	1.000	%(Q)	1,129	1.086%	4,264	7,099	(2,835)	Citigroup Global Markets
United Mexican States	06/20/23	1.000	%(Q)	581	1.086%	2,194	3,628	(1,434)	Barclays Capital Group

						$(10,609)	$22,362	$(32,971)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
K. Hovnanian Entrprises, Inc.	12/20/18	5.000	%(Q)	500	1.467%	$(182,281)	$(45,278)	$(137,003)	Barclays Capital Group
United Mexican States	06/20/20	1.000	%(Q)	1,765	0.483%	20,493	(18,087)	38,580	Bank of America
United Mexican States	09/20/20	1.000	%(Q)	1,765	0.531%	20,598	(20,290)	40,888	JPMorgan Chase

						$(141,190)	$(83,655)	$(57,535)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29.V1	12/20/22	5.000%(Q)	2,340	$(154,665)	$(156,098)	$(1,433)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	15,703	(276,351)	(264,848)	11,503

				$(431,016)	$(420,946)	$10,070

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	1,511	$(11,381)	$470	$(11,851)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	1,313	(9,894)	(988)	(8,906)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	938	(7,067)	188	(7,255)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000	%(M)	200	29,345	19,354	9,991	JPMorgan Chase
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	930	349	11,466	(11,117)	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	750	282	9,380	(9,098)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	630	236	7,767	(7,531)	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	530	199	6,535	(6,336)	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	340	128	4,602	(4,474)	Morgan Stanley

					$2,197	$58,774	$(56,577)

						Upfront
Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CBMX.NA.9.BBB-	09/17/58	3.000	%(M)	63	$(6,959)	$(7,761)	$802	Morgan Stanley
CMBX.NA.10.A	11/17/59	2.000	%(M)	760	(34,247)	(34,891)	644	Deutsche Bank AG

A413

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2) (cont’d.):
CMBX.NA.10.A	11/17/59	2.000	%(M)	380	$(17,123)	$(17,736)	$613	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000	%(M)	25	(2,763)	(2,259)	(504)	JPMorgan Chase
CMBX.NA.6.A	05/11/63	2.000	%(M)	280	(12,238)	(12,376)	138	Morgan Stanley
CMBX.NA.6.A	05/11/63	2.000	%(M)	160	(6,984)	(6,976)	(8)	Morgan Stanley
CMBX.NA.6.AA	05/11/63	1.500	%(M)	490	(1,814)	938	(2,752)	Morgan Stanley
CMBX.NA.6.BBB-	05/11/63	3.000	%(M)	200	(29,345)	(16,565)	(12,780)	Credit Suisse First Boston Corp.
CMBX.NA.7.AAA	01/17/47	0.500	%(M)	5,000	34,454	(167,075)	201,529	Morgan Stanley
CMBX.NA.8.A	10/17/57	2.000	%(M)	390	(17,808)	(22,382)	4,574	Goldman Sachs & Co.
CMBX.NA.8.A	10/17/57	2.000	%(M)	160	(7,306)	(16,825)	9,519	Goldman Sachs & Co.
CMBX.NA.8.BBB-	10/17/57	5.990	%(M)	127	(19,203)	(19,435)	232	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000	%(M)	1,060	(44,840)	(55,293)	10,453	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000	%(M)	380	(16,091)	(20,950)	4,859	Morgan Stanley
CMBX.NA.9.A	09/17/58	2.000	%(M)	317	(13,410)	(10,186)	(3,224)	Credit Suisse First Boston Corp.
CMBX.NA.9.A	09/17/58	2.000	%(M)	280	(11,844)	(7,932)	(3,912)	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000	%(M)	170	(7,191)	(5,326)	(1,865)	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000	%(M)	170	(7,191)	(3,569)	(3,622)	Morgan Stanley
CMBX.NA.9.A	09/17/58	2.000	%(M)	150	(6,345)	(4,874)	(1,471)	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000	%(M)	150	(6,345)	(3,298)	(3,047)	Morgan Stanley
CMBX.NA.9.A	09/17/58	2.000	%(M)	120	(5,081)	(6,276)	1,195	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	231	(29,791)	(24,607)	(5,184)	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	170	(21,914)	(21,727)	(187)	Morgan Stanley
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	160	(20,625)	(19,980)	(645)	Morgan Stanley

					$(312,004)	$(507,361)	$195,357

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A414

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
MXN	124,650	06/07/18	7.810%(M)	28 Day Mexican Interbank Rate(2)(M)	$(36)	$(248)	$(212)
MXN	124,650	06/12/18	7.850%(M)	28 Day Mexican Interbank Rate(2)(M)	(41)	1,693	1,734
MXN	172,790	01/28/19	7.361%(M)	28 Day Mexican Interbank Rate(1)(M)	—	40,781	40,781
MXN	154,757	02/20/20	7.320%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(44,755)	(44,755)
MXN	149,190	04/29/20	7.160%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(67,928)	(67,928)
MXN	150,058	02/22/21	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)	—	49,344	49,344
MXN	26,439	03/07/22	7.480%(M)	28 Day Mexican Interbank Rate(2)(M)	—	3,953	3,953
MXN	26,438	03/07/22	7.470%(M)	28 Day Mexican Interbank Rate(2)(M)	—	4,163	4,163
MXN	21,500	10/07/22	7.130%(M)	28 Day Mexican Interbank Rate(1)(M)	—	11,904	11,904
MXN	8,693	10/10/22	7.140%(M)	28 Day Mexican Interbank Rate(1)(M)	(3)	4,604	4,607
MXN	28,435	10/14/22	7.105%(M)	28 Day Mexican Interbank Rate(1)(M)	(35)	17,084	17,119
MXN	21,573	10/14/22	7.110%(M)	28 Day Mexican Interbank Rate(1)(M)	(26)	12,724	12,750
MXN	18,660	07/17/25	6.320%(M)	28 Day Mexican Interbank Rate(2)(M)	111	(71,308)	(71,419)
PLN	4,227	03/06/28	2.955%(A)	6 Month WIBOR(1)(S)	—	(11,433)	(11,433)
PLN	4,191	06/20/28	3.005%(A)	6 Month WIBOR(1)(S)	—	(10,119)	(10,119)
	620	08/25/25	2.130%(S)	3 Month LIBOR(2)(Q)	—	(26,405)	(26,405)
	437	09/11/25	2.272%(S)	3 Month LIBOR(1)(Q)	—	14,511	14,511
	350	03/14/28	2.938%(S)	3 Month LIBOR(1)(Q)	—	(5,312)	(5,312)
	160	03/19/28	2.889%(S)	3 Month LIBOR(1)(Q)	—	(1,121)	(1,121)
ZAR	17,970	03/06/28	7.660%(Q)	3 Month JIBAR(1)(Q)	39	(4,082)	(4,121)

A415

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
ZAR	17,705	03/06/28	7.640%(Q)	3 Month JIBAR(1)(Q)	$37	$(1,801)	$(1,838)

					$46	$(83,751)	$(83,797)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	28,701	01/02/19	7.020%(T)	1 Day BROIS(1)(T)	$(56,833)	$ —	$(56,833)	Bank of America
BRL	18,200	01/02/19	7.750%(T)	1 Day BROIS(1)(T)	(76,435)	—	(76,435)	Bank of America
BRL	18,153	01/02/19	8.000%(T)	1 Day BROIS(1)(T)	(92,891)	—	(92,891)	Citigroup Global Markets
BRL	18,009	01/02/19	9.250%(T)	1 Day BROIS(2)(T)	172,741	—	172,741	Citigroup Global Markets
BRL	17,096	01/02/19	9.275%(T)	1 Day BROIS(2)(T)	165,854	—	165,854	JPMorgan Chase
BRL	19,392	01/02/20	7.780%(T)	1 Day BROIS(2)(T)	85,709	—	85,709	Citigroup Global Markets
BRL	12,909	01/02/20	7.700%(T)	1 Day BROIS(2)(T)	51,205	—	51,205	Bank of America
BRL	9,374	01/02/20	7.820%(T)	1 Day BROIS(2)(T)	43,493	—	43,493	Citigroup Global Markets
BRL	8,080	01/04/21	9.130%(T)	1 Day BROIS(2)(T)	111,474	—	111,474	Bank of America
BRL	4,256	01/02/23	9.850%(T)	1 Day BROIS(2)(T)	86,165	—	86,165	Citigroup Global Markets
COP	2,837,966	02/12/23	5.360%(Q)	1 Day COOIS(1)(Q)	(7,878)	—	(7,878)	Citigroup Global Markets
COP	2,837,966	02/13/23	5.418%(Q)	1 Day COOIS(1)(Q)	(10,500)	—	(10,500)	Citigroup Global Markets
COP	2,890,847	02/14/23	5.400%(Q)	1 Day COOIS(1)(Q)	(9,810)	—	(9,810)	JPMorgan Chase
COP	2,890,847	02/15/23	5.410%(Q)	1 Day COOIS(1)(Q)	(8,938)	—	(8,938)	JPMorgan Chase
COP	5,693,559	02/23/23	5.400%(Q)	1 Day COOIS(1)(Q)	(18,465)	—	(18,465)	Citigroup Global Markets
COP	5,486,220	03/08/23	5.450%(Q)	1 Day COOIS(1)(Q)	(20,993)	—	(20,993)	Citigroup Global Markets
COP	548,622	03/09/23	5.470%(Q)	1 Day COOIS(1)(Q)	(2,141)	—	(2,141)	Citigroup Global Markets
COP	2,117,338	03/12/23	5.450%(Q)	1 Day COOIS(1)(Q)	(7,943)	—	(7,943)	Citigroup Global Markets
MXN	26,785	05/09/18	4.790%(M)	28 Day Mexican Interbank Rate(2)(M)	(7,024)	(72)	(6,952)	Citigroup Global Markets
MXN	65,954	11/21/18	7.060%(M)	28 Day Mexican Interbank Rate(2)(M)	(20,099)	—	(20,099)	JPMorgan Chase
MXN	54,962	11/21/18	7.070%(M)	28 Day Mexican Interbank Rate(2)(M)	(16,538)	—	(16,538)	Citigroup Global Markets
MXN	93,800	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	(33,715)	—	(33,715)	Citigroup Global Markets

A416

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
MXN	53,211	11/28/18	6.980	%(M)	28 Day Mexican Interbank Rate(2)(M)	$(19,126)	$—	$(19,126)	JPMorgan Chase
MXN	4,154	12/05/18	4.770	%(M)	28 Day Mexican Interbank Rate(1)(M)	5,328	32	5,296	Citigroup Global Markets
MXN	4,154	12/06/18	4.760	%(M)	28 Day Mexican Interbank Rate(1)(M)	4,990	32	4,958	Citigroup Global Markets
MXN	4,154	12/06/18	4.700	%(M)	28 Day Mexican Interbank Rate(1)(M)	5,085	32	5,053	Bank of America
MXN	9,298	07/17/25	6.325	%(M)	28 Day Mexican Interbank Rate(2)(M)	(35,077)	(48)	(35,029)	Citigroup Global Markets
MXN	27,703	08/06/25	6.321	%(M)	28 Day Mexican Interbank Rate(2)(M)	(105,118)	(140)	(104,978)	Goldman Sachs & Co.
MXN	27,569	08/11/25	6.310	%(M)	28 Day Mexican Interbank Rate(1)(M)	106,584	—	106,584	Bank of America
MXN	27,569	08/11/25	6.310	%(M)	28 Day Mexican Interbank Rate(1)(M)	106,584	—	106,584	Bank of America
MXN	1,127	12/05/25	6.270	%(M)	28 Day Mexican Interbank Rate(2)(M)	(4,722)	(34)	(4,688)	Bank of America

						$390,966	$(198)	$391,164

Cash of $743,430 and $296,000 has been segregated with JPMorgan Chase and Morgan Stanley, respectively, to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Notional Amount (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
			Pay quartely variable payments on
			Superior Energy Services, Inc. and
			receive quarterly fix payments on
BNP Paribas	02/07/19	(111)	3 Month LIBOR plus 5 bps	$11,580	$—	$11,580
			Pay quarterly variable payments
			on Weatherford International PLC
			and receive quarterly fix payments
Citigroup Global Markets	04/03/19	(41)	on 3 Month LIBOR minus 125bps	17,735	—	17,735
			Pay quarterly variable payments
			on 3 Month LIBOR and receive a
			payment upon termination based
			on iBoxx USD Liquid High Yield
Goldman Sachs & Co.	09/20/18	22,120	Index	159,441	(78,903)	238,344

				$188,756	$(78,903)	$267,659

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

A417

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Reverse Repurchase Agreements outstanding at March 31, 2018:

Broker	Interest Rate	Trade Date	Value at March 31, 2018	Maturity Date	Cost
Bank of America	1.980%	03/29/2018	$61,147,763	04/02/2018	$61,147,763
Bank of America	1.980%	03/29/2018	2,906,250	04/02/2018	2,906,250
JP Morgan Chase	1.550%	03/29/2018	24,297,600	04/02/2018	24,297,600

			$88,351,613		$88,351,613

The aggregate value of Reverse Repurchase Agreements is $88,351,613. U.S. Treasury Securities, with a market value of $27,084,087 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$44,860,255	$—
Collateralized Loan Obligations	—	176,890,149	1,069,999
Consumer Loans	—	26,438,922	—
Credit Cards	—	7,956,414	—
Home Equity Loans	—	20,908,462	628,178
Manufactured Housing	—	3,538,478	—
Other	—	11,936,671	1,376,897
Residential Mortgage-Backed Securities	—	76,336,527	4,291,657
Student Loans	—	11,112,725	—
Bank Loans	—	20,987,911	22,226,235
Commercial Mortgage-Backed Securities	—	148,669,197	—
Convertible Bonds	—	2,578,345	—
Corporate Bonds	—	1,093,890,401	—
Municipal Bonds	—	96,406,062	—
Residential Mortgage-Backed Securities	—	172,438,064	3,727,306
Sovereign Bonds	—	202,124,443	—
U.S. Government Agency Obligations	—	979,236,822	—
U.S. Treasury Obligations	—	747,088,882	—
Common Stocks	5,313,266	—	—
Preferred Stock	3,453,130	—	—
Affiliated Mutual Funds	70,088,534	—	—
Borrowed Bond Agreements	—	48,785,321	—
Foreign Treasury Obligations	—	45,474,376	—
Options Purchased	—	1,618,339	—
Borrowed Bonds - Short	—	(48,996,779)	—
Options Written	—	(4,529,000)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(136,560,839)	—
Futures Contracts	(1,372,723)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(591,968)	—
OTC Cross Currency Exchange Contracts	—	(17,839)	—
Centrally Cleared Credit Default Swap Agreements	—	10,070	—
OTC Credit Default Swap Agreements	—	(461,606)	—
Centrally Cleared Interest Rate Swap Agreements	—	(83,797)	—
OTC Interest Rate Swap Agreements	—	390,966	—
OTC Total Return Swap Agreements	—	188,756	—

Total	$77,482,207	$3,748,624,730	$33,320,272

A418

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

*	Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A419

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

A420

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 90.4%

ASSET-BACKED SECURITIES — 6.8%

Automobiles — 3.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,200	$1,197,783
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	44	44,089
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	1,006	1,003,764
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	867	862,139
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B, 1 Month LIBOR + 0.360%	2.182%	(c)	02/20/19	71	70,834
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.077%	(c)	07/15/19	366	366,027
Nissan Auto Lease Trust, Series 2016-B, Class A2B, 1 Month LIBOR + 0.280%	2.057%	(c)	12/17/18	63	62,582

					3,607,218

Collateralized Loan Obligations — 3.5%
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.772%	(c)	04/16/27	250	250,188
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A	2.972%	(c)	07/15/29	250	251,282
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	2.722%	(c)	04/15/29	219	218,815
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.175%	(c)	10/20/29	250	252,525
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.902%	(c)	07/15/26	1,000	1,002,020
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	500	501,724
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	500	499,913
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.865%	(c)	04/20/25	187	187,713
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.120%, 144A	2.842%	(c)	07/15/25	155	155,038
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	3.064%	(c)	04/18/26	500	499,988

					3,819,206

TOTAL ASSET-BACKED SECURITIES (cost $7,423,491)					7,426,424

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.4%
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,729	1,727,843

A421

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,200	$1,200,352
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	638	617,512
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,005,913
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	126	126,224
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,400	2,409,424
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A2	2.573%		09/15/58	985	980,826

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,165,497)					8,068,094

CORPORATE BONDS — 17.8%

Banks — 6.7%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%		05/25/18	1,700	1,697,940
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	310	298,244
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	280	272,751
Cooperatieve Rabobank UA (Netherlands), Cert. of Deposit, 1 Month LIBOR + 0.210%	1.987%	(c)	11/15/18	1,000	998,760
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	300	317,740
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	625	651,687
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	300	310,731
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	850	881,943
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	1,175	1,226,342
PNC Bank NA, Sub. Notes	2.950%		01/30/23	610	596,588

					7,252,726

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	610	604,849

Computers — 2.3%
Apple, Inc., Sr. Unsec’d. Notes	1.000%		05/03/18	1,910	1,908,090
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	80	80,082
NetApp, Inc., Sr. Unsec’d. Notes	2.000%		09/27/19	510	502,101

					2,490,273

Electric — 0.5%
Duke Energy Progress LLC, First Mortgage	5.300%		01/15/19	125	127,234
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	385	398,166

					525,400

Foods — 0.2%
Kraft Heinz Foods Co., Gtd. Notes	5.375%		02/10/20	209	217,553

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%		03/15/19	170	178,969

A422

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	235	$233,336

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	153,427
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	402,737

				556,164

Insurance — 0.8%
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	823,163

Machinery-Diversified — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	185,692
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	308,192

				493,884

Media — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	480	476,491

Miscellaneous Manufacturing — 0.0%
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	31,323

Multi-National — 2.7%
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%	11/20/18	1,300	1,294,094
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/04/18	1,700	1,697,394

				2,991,488

Pipelines — 0.3%
ONEOK Partners LP, Gtd. Notes	3.200%	09/15/18	325	326,213

Software — 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	300	300,137

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,088,872
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	302,362

				1,391,234

Transportation — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	466,322

TOTAL CORPORATE BONDS (cost $19,256,326)				19,359,525

SOVEREIGN BONDS — 6.6%
Caisse des Depots et Consignations (France), Sr. Unsec’d. Notes, EMTN	1.500%	11/13/18	200	198,932
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	196,699
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,008	1,006,680

A423

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes	1.125%		04/17/18	2,020	$2,019,325
Province of Manitoba Canada (Canada), Unsec’d. Notes	1.125%		06/01/18	1,250	1,247,712
Province of New Brunswick (Canada), Sr. Unsec’d. Notes	2.750%		06/15/18	300	300,348
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.000%		09/27/18	500	499,545
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	1,700	1,690,330

TOTAL SOVEREIGN BONDS (cost $7,165,305)					7,159,571

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Federal Farm Credit Discount Notes	1.460%	(s)	05/22/18	150	149,646
Federal Farm Credit Discount Notes	1.470%	(s)	05/29/18	400	398,923
Federal Farm Credit Discount Notes	1.517%	(s)	06/05/18	800	797,554
Federal Farm Credit Discount Notes	1.539%	(s)	07/09/18	300	298,538
Federal Farm Credit Discount Notes	1.576%	(s)	07/30/18	200	198,817
Federal Home Loan Bank Discount Notes	1.402%	(s)	04/11/18	500	499,792
Federal Home Loan Bank Discount Notes	1.644%	(s)	08/14/18	700	695,180
Federal National Mortgage Assoc	1.500%		07/30/20	1,350	1,322,937
Freddie Mac Discount Notes	1.539%	(s)	07/18/18	100	99,468
Government National Mortgage Assoc	4.000%		02/15/39	11	11,426
Government National Mortgage Assoc	4.000%		12/15/40	103	107,010

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,594,711)					4,579,291

U.S. TREASURY OBLIGATIONS — 47.6%
U.S. Treasury Bonds	2.750%		08/15/47	110	105,132
U.S. Treasury Bonds	2.750%		11/15/47	230	219,875
U.S. Treasury Bonds	2.875%		05/15/43	30	29,571
U.S. Treasury Bonds	2.875%		08/15/45	665	653,051
U.S. Treasury Bonds	3.000%		11/15/44	75	75,498
U.S. Treasury Bonds	3.000%		02/15/47	150	150,797
U.S. Treasury Bonds	3.000%		05/15/47	175	175,854
U.S. Treasury Bonds	3.625%		08/15/43	120	134,339
U.S. Treasury Bonds	3.750%		11/15/43	25	28,556
U.S. Treasury Notes	0.750%		07/31/18	160	159,431
U.S. Treasury Notes	1.375%		05/31/21	1,195	1,156,629
U.S. Treasury Notes	1.625%		04/30/23	2,620	2,501,486
U.S. Treasury Notes	1.750%		05/15/23	2,075	1,992,486
U.S. Treasury Notes	1.875%		03/31/22	2,965	2,894,002
U.S. Treasury Notes	1.875%		04/30/22	6,673	6,508,000
U.S. Treasury Notes	1.875%		09/30/22	760	738,536
U.S. Treasury Notes	2.000%		11/30/22	7,870	7,682,165
U.S. Treasury Notes	2.000%		06/30/24	4,800	4,619,063
U.S. Treasury Notes	2.125%		06/30/21	520	514,902
U.S. Treasury Notes(k)	2.125%		09/30/21	5,695	5,629,819
U.S. Treasury Notes	2.125%		06/30/22	1,710	1,682,814
U.S. Treasury Notes(k)	2.125%		05/15/25	11,300	10,881,988
U.S. Treasury Notes	2.250%		11/15/25	10	9,679
U.S. Treasury Notes	2.250%		02/15/27	535	514,206
U.S. Treasury Notes	2.375%		03/15/21	560	559,759
U.S. Treasury Notes	2.375%		01/31/23	600	595,078
U.S. Treasury Notes	2.375%		08/15/24	760	747,145
U.S. Treasury Notes	2.625%		02/28/23	620	621,889

A424

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.750%		02/15/28	245	$245,124

TOTAL U.S. TREASURY OBLIGATIONS (cost $52,965,483)					51,826,874

TOTAL LONG-TERM INVESTMENTS (cost $99,570,813)					98,419,779

SHORT-TERM INVESTMENTS — 2.1%

				Shares
AFFILIATED MUTUAL FUND — 0.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $27,224)(w)				27,224	27,224

				Principal Amount (000)#

CERTIFICATE OF DEPOSIT — 0.7%
Bank of America NA, 1 Month LIBOR + 0.150% (cost $750,000)	1.841%	(c)	04/06/18	750	750,000

COMMERCIAL PAPER — 1.4%
Toyota Finance Australia Ltd., 1 Month LIBOR + 0.210% (cost $1,500,000)	2.082%	(c)	10/22/18	1,500	1,498,600

TOTAL SHORT-TERM INVESTMENTS (cost $2,277,224)					2,275,824

TOTAL INVESTMENTS — 92.5% (cost $101,848,037)					100,695,603
Other assets in excess of liabilities(z) — 7.5%					8,154,904

NET ASSETS — 100.0%					$108,850,507

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
57	2 Year U.S. Treasury Notes	Jun. 2018	$12,118,734	$9,106

Short Positions:
34	90 Day Euro Dollar	Dec. 2018	8,287,925	46,680

A425

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
337	5 Year U.S. Treasury Notes	Jun. 2018	$38,573,336	$(132,843)
10	10 Year U.S. Treasury Notes	Jun. 2018	1,211,406	(11,859)
15	10 Year U.S. Ultra Treasury Notes	Jun. 2018	1,947,891	(27,798)
20	20 Year U.S. Treasury Bonds	Jun. 2018	2,932,500	(74,486)
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	641,875	(22,912)

				(223,218)

				$(214,112)

Cash of $320,000 and a security with a market value of $264,827 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
1,495	09/30/19	1.707	%(A)	1 Day USOIS(1)(A)	$448	$6,575	$6,127
2,015	03/23/21	2.370	%(A)	1 Day USOIS(1)(A)	—	(6,323)	(6,323)
1,760	08/15/23	1.459	%(S)	3 Month LIBOR(1)(Q)	81,040	110,775	29,735
1,078	11/15/23	2.209	%(S)	3 Month LIBOR(1)(Q)	156	21,531	21,375
370	02/15/24	2.115	%(S)	3 Month LIBOR(1)(Q)	1,175	11,911	10,736
245	02/15/24	2.151	%(S)	3 Month LIBOR(1)(Q)	49	7,396	7,347
240	02/15/24	2.183	%(S)	3 Month LIBOR(1)(Q)	(331)	6,774	7,105
1,485	05/15/24	1.956	%(S)	3 Month LIBOR(1)(Q)	4,963	56,120	51,157
245	08/15/24	2.176	%(S)	3 Month LIBOR(1)(Q)	895	7,697	6,802
245	08/15/24	2.170	%(S)	3 Month LIBOR(1)(Q)	1,308	7,779	6,471
1,030	02/12/25	2.408	%(A)	1 Day USOIS(1)(A)	—	(5,523)	(5,523)
780	11/12/25	2.263	%(S)	3 Month LIBOR(1)(Q)	156	20,633	20,477
396	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	4,862	17,070	12,208
130	02/15/27	2.067	%(A)	1 Day USOIS(1)(A)	(181)	3,009	3,190
130	02/15/27	1.965	%(A)	1 Day USOIS(1)(A)	—	4,103	4,103
665	02/15/36	2.338	%(S)	3 Month LIBOR(2)(Q)	(4,900)	(48,020)	(43,120)

					$89,640	$221,507	$131,867

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
44,500	12/31/18	2.808	%(A)	3 Month LIBOR(2)(A)	$7,769,291	$—	$7,769,291	JPMorgan Chase

A security with a market value of $514,048 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

A426

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,607,218	$—
Collateralized Loan Obligations	—	3,819,206	—
Commercial Mortgage-Backed Securities	—	8,068,094	—
Corporate Bonds	—	19,359,525	—
Sovereign Bonds	—	7,159,571	—
U.S. Government Agency Obligations	—	4,579,291	—
U.S. Treasury Obligations	—	51,826,874	—
Affiliated Mutual Fund	27,224	—	—
Certificate of Deposit	—	750,000	—
Commercial Paper	—	1,498,600	—
Other Financial Instruments*
Futures Contracts	(214,112)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	131,867	—
OTC Interest Rate Swap Agreement	—	7,769,291	—

Total	$(186,888)	$108,569,537	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A427

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 77.9%

ASSET-BACKED SECURITIES — 6.4%

Automobiles — 3.5%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.177%	(c)	02/15/21	200	$200,259
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	900	898,338
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	58	57,537
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,832
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	22	22,044
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	555	553,929
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	100	99,275
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.307%	(c)	07/15/20	300	300,401
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	2.277%	(c)	05/15/20	200	200,077
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.077%	(c)	07/15/19	183	183,014
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.417%	(c)	06/15/21	300	301,450
Nissan Master Owner Trust Receivables, Series 2017-A, Class A, 1 Month LIBOR + 0.310%	2.087%	(c)	04/15/21	118	118,122

					3,034,278

Collateralized Loan Obligations — 0.9%
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.840%, 144A	2.574%	(c)	04/18/27	500	500,123
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	250	249,957

					750,080

Credit Cards — 1.5%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.477%	(c)	05/17/21	200	200,526
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.147%	(c)	12/15/21	500	501,370
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1	1.750%		11/19/21	600	591,162

					1,293,058

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	72	71,807

A428

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Student Loans — 0.4%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%	02/18/42	200	$199,250
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%	01/25/41	181	179,941

				379,191

TOTAL ASSET-BACKED SECURITIES (cost $5,536,922)				5,528,414

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%	03/10/46	92	91,574
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%	06/10/46	769	767,930
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%	08/10/48	600	600,177
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%	05/25/25	319	308,756
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%	06/25/20	145	147,409
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	500	502,956
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	508	507,216
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	470	471,988

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,441,580)				3,398,006

CORPORATE BONDS — 16.4%

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	150	162,595

Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	01/06/20	200	197,535
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	150	149,244

				346,779

Banks — 6.2%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	250	249,040
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%	05/25/18	400	399,515
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	295	294,138
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%	01/15/19	250	250,246
Bank of Baroda/London (India), Sr. Unsec’d. Notes, 144A	4.875%	07/23/19	200	203,590
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	300	292,234
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, GMTN	2.125%	01/30/19	1,000	996,519
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	750	748,882
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	249,628

A429

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	300	$324,617
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	30	31,746
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	200	204,843
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	275	274,186
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	175	181,576
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.125%		01/23/23	155	152,785
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	205	218,952
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	244,503

					5,317,000

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	260	257,804
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	100	99,390

					357,194

Building Materials — 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.702%	(c)	12/20/19	110	110,168

Chemicals — 0.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	45	44,547
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	106	113,155
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	350	355,301

					513,003

Commercial Services — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.704%	(c)	05/22/19	50	50,156

Computers — 0.9%
Apple, Inc., Sr. Unsec’d. Notes	1.000%		05/03/18	760	759,240
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	40	40,041

					799,281

Diversified Financial Services — 0.6%
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%		11/25/19	500	513,902

Electric — 0.4%
Duke Energy Progress LLC, First Mortgage Bonds	5.300%		01/15/19	100	101,787
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	150	148,191
Southern Power Co., Sr. Unsec’d. Notes	1.950%		12/15/19	100	98,250

					348,228

Electronics — 0.1%
Fortive Corp., Sr. Unsec’d. Notes	1.800%		06/15/19	80	79,038

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%		03/15/19	125	131,595

Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc., Sub. Notes	1.622%		11/17/18	225	223,407

A430

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products — 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%		11/22/19	96	$95,173

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%		08/15/19	70	69,327

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%		07/16/19	230	227,863
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19	190	197,976
Principal Financial Group, Inc., Gtd. Notes	3.125%		05/15/23	200	196,269

					622,108

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	60	63,472

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	130	129,050

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	150	155,501

Multi-National — 1.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	240	238,201
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%		11/20/18	400	398,183
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%		09/04/18	430	429,341

					1,065,725

Oil & Gas — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%		05/10/19	200	199,034
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%		10/15/19	50	51,715
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%		06/15/19	125	129,498
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%		03/15/19	125	132,532

					512,779

Packaging & Containers — 0.2%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%		08/01/19	150	157,364

Pharmaceuticals — 1.3%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%		08/12/19	420	415,799
CVS Health Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	2.777%	(c)	03/09/21	380	382,855
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%		09/23/19	300	295,049

					1,093,703

Pipelines — 0.4%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	250	255,470
ONEOK Partners LP, Gtd. Notes	3.200%		09/15/18	125	125,467

					380,937

A431

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors — 0.2%
QUALCOMM, Inc., Sr. Unsec’d. Notes	1.850%	05/20/19	215	$213,509

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	150	150,069

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	110	111,940

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%	06/15/19	250	248,745

TOTAL CORPORATE BONDS (cost $14,048,449)				14,021,748

SOVEREIGN BONDS — 6.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	200	189,000
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	05/29/19	200	198,194
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	402	401,473
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes	1.125%	04/17/18	400	399,866
Province of Manitoba (Canada), Unsec’d. Notes	1.125%	06/01/18	400	399,268
Province of Manitoba (Canada), Unsec’d. Notes	1.750%	05/30/19	800	793,688
Province of New Brunswick (Canada), Sr. Unsec’d. Notes	2.750%	06/15/18	778	778,902
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.625%	01/18/19	200	198,900
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.000%	09/27/18	1,000	999,090
State of Saxony-Anhalt (Germany), Sr. Unsec’d. Notes, EMTN	1.250%	05/14/18	1,000	999,168
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%	10/05/18	400	397,725

TOTAL SOVEREIGN BONDS (cost $5,768,217)				5,755,274

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Federal Home Loan Mortgage Corp.	1.375%	08/15/19	500	494,178
Federal National Mortgage Assoc	1.500%	07/30/20	670	656,569
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%	09/18/23	1,000	1,134,526
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%	03/15/20	120	119,787

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,449,818)				2,405,060

U.S. TREASURY OBLIGATIONS — 41.6%
U.S. Treasury Bonds	2.500%	05/15/46	85	77,297
U.S. Treasury Bonds	2.750%	08/15/47	1,190	1,137,333
U.S. Treasury Bonds	2.750%	11/15/47	125	119,497
U.S. Treasury Bonds	2.875%	05/15/43	20	19,714
U.S. Treasury Bonds	2.875%	08/15/45	230	225,867
U.S. Treasury Bonds	3.000%	11/15/44	105	105,697
U.S. Treasury Bonds(k)	3.000%	05/15/45	1,490	1,499,371
U.S. Treasury Bonds	3.000%	02/15/47	70	70,372

A432

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	3.000%	05/15/47	75	$75,366
U.S. Treasury Bonds	3.625%	08/15/43	155	173,521
U.S. Treasury Bonds	3.750%	11/15/43	10	11,422
U.S. Treasury Notes	1.625%	06/30/20	130	127,989
U.S. Treasury Notes	1.875%	04/30/22	4,302	4,195,626
U.S. Treasury Notes	1.875%	09/30/22	87	84,543
U.S. Treasury Notes	2.000%	11/30/22	55	53,687
U.S. Treasury Notes	2.000%	06/30/24	9,550	9,190,010
U.S. Treasury Notes(k)	2.125%	09/30/21	5,590	5,526,021
U.S. Treasury Notes	2.125%	06/30/22	460	452,687
U.S. Treasury Notes	2.125%	05/15/25	310	298,532
U.S. Treasury Notes(a)	2.250%	02/29/20	600	599,719
U.S. Treasury Notes	2.250%	11/15/24	4,000	3,895,469
U.S. Treasury Notes	2.250%	11/15/25	170	164,548
U.S. Treasury Notes	2.250%	02/15/27	185	177,810
U.S. Treasury Notes	2.375%	08/15/24	7,055	6,935,671
U.S. Treasury Notes	2.625%	02/28/23	225	225,686
U.S. Treasury Notes	2.750%	02/28/25	180	180,752

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,706,623)				35,624,207

TOTAL LONG-TERM INVESTMENTS (cost $66,951,609)				66,732,709

			Shares

SHORT-TERM INVESTMENTS — 13.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			10,956,600	10,956,600
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $510,134; includes $510,000 of cash collateral for securities on loan)(b)(w)			510,185	510,083

TOTAL SHORT-TERM INVESTMENTS (cost $11,466,734)				11,466,683

TOTAL INVESTMENTS — 91.3% (cost $78,418,343)				78,199,392
Other assets in excess of liabilities(z) — 8.7%				7,497,448

NET ASSETS — 100.0%				$85,696,840

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $499,766; cash collateral of $510,000 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A433

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
24	5 Year U.S. Treasury Notes	Jun. 2018	$ 2,747,062	$ 12,136

Short Positions:
11	90 Day Euro Dollar	Dec. 2018	2,681,388	15,102
101	2 Year U.S. Treasury Notes	Jun. 2018	21,473,547	(8,394)

30	10 Year U.S. Treasury Notes	Jun. 2018	3,634,219	(28,641)
7	10 Year U.S. Ultra Treasury Notes	Jun. 2018	909,016	(12,972)
33	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	5,295,469	(207,059)

				(241,964)

				$(229,828)

A security with a market value of $376,352 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:

340	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	$ 151	$ 1,848	$ 1,697
1,500	08/22/18	1.665%(S)	3 Month LIBOR(1)(Q)	7,052	3,571	(3,481)
2,145	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(830)	11,326	12,156
215	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	1,076	1,387
855	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	212	3,760	3,548
630	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	9	2,037	2,028
210	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	31	1,077	1,046
32,100	04/16/20	1.359%(S)	3 Month LIBOR(2)(Q)	18,545	(687,929)	(706,474)
900	04/18/20	1.346%(S)	3 Month LIBOR(1)(Q)	770	19,746	18,976
1,510	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(4,739)	(4,739)
930	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	117	42,570	42,453
1,905	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(943)	40,415	41,358
6,550	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	244,675	412,259	167,584
479	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	153	9,567	9,414
480	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(823)	13,548	14,371
365	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,823)	10,691	12,514
364	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427)	10,988	11,415
245	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	397	7,887	7,490
865	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,814	32,689	29,875
1,725	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	5,560	54,771	49,211
250	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	7,963	7,963

A434

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
125	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	$—	$3,927	$3,927
620	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	2,053	14,680	12,627
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(3,083)	(3,083)
380	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	153	10,052	9,899
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	5,647	4,032
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	4,103	4,103

				$279,150	$30,447	$(248,703)

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
10,965	12/31/19	3.538%	(T)	3 Month LIBOR(2)(T)	$3,020,356	$—	$3,020,356	JPMorgan Chase
10,600	12/31/19	4.137%	(T)	3 Month LIBOR(2)(T)	4,822,938	—	4,822,938	JPMorgan Chase

					$7,843,294	$—	$7,843,294

A security with a market value of $533,820 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,034,278	$—
Collateralized Loan Obligations	—	750,080	—
Credit Cards	—	1,293,058	—
Equipment	—	71,807	—
Student Loans	—	379,191	—
Commercial Mortgage-Backed Securities	—	3,398,006	—
Corporate Bonds	—	14,021,748	—
Sovereign Bonds	—	5,755,274	—
U.S. Government Agency Obligations	—	2,405,060	—
U.S. Treasury Obligations	—	35,624,207	—
Affiliated Mutual Funds	11,466,683	—	—
Other Financial Instruments*
Futures Contracts	(229,828)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(248,703)	—
OTC Interest Rate Swap Agreements	—	7,843,294	—

Total	$11,236,855	$74,327,300	$—

A435

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A436

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 88.0%
ASSET-BACKED SECURITIES — 20.8%

Automobiles — 9.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	400	$399,261
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	793,930
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,344
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,832
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	55	55,111
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	149	148,706
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	260	258,642
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	100	99,275
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	600	596,433
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2, 1 Month LIBOR + 0.600%	2.377%	(c)	08/15/20	400	400,739
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	2.277%	(c)	05/15/20	400	400,153
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.627%	(c)	05/17/21	400	402,688
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,124	1,118,341
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	400	397,059
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A^	2.710%		10/20/20	200	199,994
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2^	2.590%		11/16/20	100	99,993

					5,568,501

Collateralized Loan Obligations — 5.0%
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.175%	(c)	10/20/29	250	252,525
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.089%	(c)	05/15/25	250	250,238
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.922%	(c)	07/15/26	250	249,985
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.902%	(c)	07/15/26	1,000	1,002,020
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A	2.962%	(c)	10/15/26	250	250,245
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.865%	(c)	04/20/25	187	187,713

A437

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.120%, 144A	2.842%	(c)	07/15/25	155	$155,038
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	3.064%	(c)	04/18/26	500	499,988

					2,847,752

Credit Cards — 5.1%
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.147%	(c)	12/15/21	1,000	1,002,740
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.207%	(c)	07/15/21	700	701,703
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	800	795,720
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.037%	(c)	08/16/21	400	400,120

					2,900,283

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	72	71,807

Student Loans — 0.8%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	100	99,625
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.622%	(c)	06/25/65	53	53,557
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%		01/25/41	272	269,911

					423,093

TOTAL ASSET-BACKED SECURITIES (cost $11,822,875)					11,811,436

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.2%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	165	164,790
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	71	71,224
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,009	1,007,909
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	500	500,834
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,200	1,200,352
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	717	694,701
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	90,945
GS Mortgage Securities Trust, Series 2014-GC22, Class A1	1.290%		06/10/47	60	59,117
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,005,913

A438

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	226	$225,429
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%	01/15/46	1,453	1,451,998
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%	07/15/40	126	126,255
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	1,300	1,301,275
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%	05/15/48	700	704,624
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	1,165	1,167,262

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,882,695)				9,772,628

CORPORATE BONDS — 37.9%

Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	120	119,218

Auto Manufacturers — 1.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	01/06/20	400	395,071
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	200	216,521
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	330	328,337

				939,929

Banks — 12.1%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	500	498,079
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%	01/15/19	510	510,502
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875%	07/23/19	400	407,180
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.100%	01/15/20	350	345,043
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	345	336,069
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	355	351,295
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	249,628
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	980	1,021,846
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	525	540,239
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	250	260,099
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%	01/30/19	425	423,348
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	125	133,215
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%	04/25/18	220	219,935
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	550	574,032
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A (original cost $199,444; purchased 09/09/15)(f)	1.875%	09/17/18	200	199,403
PNC Bank NA, Sr. Unsec’d. Notes	2.200%	01/28/19	575	572,511
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	11/09/22	240	236,166

				6,878,590

Biotechnology — 1.2%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	170	175,283
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	245	243,505

A439

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	250	$260,507

				679,295

Chemicals — 1.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	536	549,886
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	190	193,550

				743,436

Computers — 1.1%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.900%	02/07/20	530	523,918
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	100	100,103

				624,021

Diversified Financial Services — 1.6%
American Express Co., Sr. Unsec’d. Notes	1.550%	05/22/18	410	409,397
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%	07/27/18	475	474,431

				883,828

Electric — 2.0%
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%	03/15/20	380	373,567
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	250	249,746
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	300	296,383
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	200	196,499

				1,116,195

Electronics — 0.3%
Fortive Corp., Sr. Unsec’d. Notes	1.800%	06/15/19	165	163,016

Hand/Machine Tools — 0.8%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	445	441,849

Healthcare-Services — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	351,575
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	424,635

				776,210

Insurance — 3.3%
American International Group, Inc., Sr. Unsec’d. Notes	3.300%	03/01/21	575	575,595
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	350	372,459
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	66,340
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	275	290,729
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	159,392
Principal Life Global Funding II, Sec’d. Notes, MTN, 144A	2.150%	01/10/20	450	441,855

				1,906,370

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	26,447

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	109,196

A440

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	420	$416,852
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	110	106,689

					523,541

Oil & Gas — 3.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%		05/10/19	400	398,067
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%		10/15/19	100	103,429
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	760	752,332
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%		06/15/19	250	258,995
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%		03/15/19	250	265,064

					1,777,887

Packaging & Containers — 0.5%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%		08/01/19	250	262,273

Pharmaceuticals — 3.1%
Allergan Funding SCS, Gtd. Notes	3.000%		03/12/20	315	313,376
CVS Health Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	2.777%	(c)	03/09/21	620	624,659
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%		05/18/18	275	274,678
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%		09/23/19	580	570,428

					1,783,141

Pipelines — 0.4%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%		03/15/20	25	25,688
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%		02/01/19	140	139,581
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	50	51,094

					216,363

Software — 2.4%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%		10/15/18	300	300,137
Microsoft Corp., Sr. Unsec’d. Notes	1.850%		02/06/20	590	584,116
Oracle Corp., Sr. Unsec’d. Notes	1.900%		09/15/21	480	463,419

					1,347,672

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	25	25,441
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%		09/08/21	200	208,996

					234,437

TOTAL CORPORATE BONDS (cost $21,672,406)					21,552,914

SOVEREIGN BONDS — 1.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	250	236,249

A441

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		05/29/19	400	$396,388
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	196,699
Province of Manitoba (Canada), Unsec’d. Notes	1.750%		05/30/19	200	198,421

TOTAL SOVEREIGN BONDS
(cost $1,046,303)					1,027,757

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
Federal National Mortgage Assoc.(k)	1.500%		07/30/20	1,200	1,175,944
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	2,000	2,269,053

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $3,412,919)					3,444,997

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Notes	2.000%		06/30/24	1,200	1,154,766
U.S. Treasury Notes(a)	2.250%		02/29/20	1,270	1,269,405
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	29,010

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,448,941)					2,453,181

TOTAL LONG-TERM INVESTMENTS (cost $50,286,139)					50,062,913

				Shares
SHORT-TERM INVESTMENTS — 14.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				6,665,635	6,665,635
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,733,941; includes $1,733,287 of cash collateral for securities on loan)(b)(w)				1,734,114	1,733,767

TOTAL SHORT-TERM INVESTMENTS
(cost $8,399,576)					8,399,402

TOTAL INVESTMENTS — 102.8%
(cost $58,685,715)					58,462,315
Liabilities in excess of other assets(z) — (2.8)%					(1,570,587)

NET ASSETS — 100.0%					$56,891,728

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $299,987 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,698,072; cash collateral of $1,733,287 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(f)	Indicates a restricted security; the original cost of such security is $199,444. The value of $199,403 is 0.3% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A442

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
148	10 Year U.S. Treasury Notes	Jun. 2018	$17,928,812	$136,617
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	2,086,094	80,377

				216,994

Short Positions:
18	90 Day Euro Dollar	Dec. 2018	4,387,725	24,713
27	2 Year U.S. Treasury Notes	Jun. 2018	5,740,453	(2,288)
100	5 Year U.S. Treasury Notes	Jun. 2018	11,446,094	(39,187)
2	10 Year U.S. Ultra Treasury Notes	Jun. 2018	259,719	(3,707)
24	20 Year U.S. Treasury Bonds	Jun. 2018	3,519,000	(88,977)

				(109,446)

				$107,548

A security with a market value of $432,159 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
90	07/11/18	0.947	%(S)	3 Month LIBOR(1)(Q)	$150	$489	$339
3,167	08/02/18	1.614	%(S)	3 Month LIBOR(1)(Q)	(64,080)	7,386	71,466
200	08/16/18	1.641	%(S)	3 Month LIBOR(1)(Q)	(3,857)	473	4,330
24,350	09/19/18	1.781	%(S)	3 Month LIBOR(1)(Q)	(144,000)	63,153	207,153
4,295	06/30/19	1.486	%(A)	1 Day USOIS(1)(A)	(1,647)	22,679	24,326
645	06/30/19	1.502	%(A)	1 Day USOIS(1)(A)	(311)	3,228	3,539
2,340	09/30/19	1.707	%(A)	1 Day USOIS(1)(A)	658	10,291	9,633
1,060	12/31/19	1.840	%(A)	1 Day USOIS(1)(A)	(70)	5,431	5,501
420	12/31/19	1.950	%(A)	1 Day USOIS(1)(A)	49	1,358	1,309
4,785	01/06/21	1.750	%(S)	3 Month LIBOR(2)(Q)	169	(113,939)	(114,108)
56,370	01/08/21	1.683	%(S)	3 Month LIBOR(2)(Q)	331,918	(1,458,288)	(1,790,206)
1,010	03/23/21	2.370	%(A)	1 Day USOIS(1)(A)	—	(3,169)	(3,169)
1,648	05/31/21	1.948	%(S)	3 Month LIBOR(2)(Q)	157	(27,432)	(27,589)
1,525	05/31/21	1.849	%(S)	3 Month LIBOR(2)(Q)	135	(30,509)	(30,644)
14,300	12/11/22	2.180	%(S)	3 Month LIBOR(2)(Q)	(1,023)	(243,683)	(242,660)
1,650	08/15/23	1.459	%(S)	3 Month LIBOR(1)(Q)	76,170	103,850	27,680
1,078	11/15/23	2.209	%(S)	3 Month LIBOR(1)(Q)	156	21,531	21,375
5	11/15/23	2.217	%(S)	3 Month LIBOR(1)(Q)	(4)	98	102
12,480	02/15/24	2.167	%(S)	3 Month LIBOR(1)(Q)	(42,689)	365,545	408,234

A443

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
2,165	02/15/24	2.183	%(S)	3 Month LIBOR(1)(Q)	$(3,145)	$61,108	$64,253
1,588	02/15/24	2.151	%(S)	3 Month LIBOR(1)(Q)	(2,135)	47,935	50,070
1,215	02/15/24	2.115	%(S)	3 Month LIBOR(1)(Q)	3,113	39,113	36,000
1,485	05/15/24	1.956	%(S)	3 Month LIBOR(1)(Q)	4,964	56,120	51,156
5,920	08/15/24	2.170	%(S)	3 Month LIBOR(1)(Q)	20,952	187,969	167,017
620	08/15/24	2.168	%(S)	3 Month LIBOR(1)(Q)	—	19,748	19,748
615	08/15/24	2.176	%(S)	3 Month LIBOR(1)(Q)	895	19,321	18,426
740	11/15/24	2.334	%(S)	3 Month LIBOR(1)(Q)	2,053	17,521	15,468
460	02/12/25	2.408	%(A)	1 Day USOIS(1)(A)	—	(2,467)	(2,467)
840	11/12/25	2.263	%(S)	3 Month LIBOR(1)(Q)	156	22,221	22,065
396	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	4,862	17,070	12,208
130	02/15/27	2.067	%(A)	1 Day USOIS(1)(A)	(181)	3,009	3,190
130	02/15/27	1.965	%(A)	1 Day USOIS(1)(A)	—	4,103	4,103
130	05/15/27	2.295	%(S)	3 Month LIBOR(1)(Q)	—	4,452	4,452
665	02/15/36	2.338	%(S)	3 Month LIBOR(2)(Q)	(4,900)	(48,020)	(43,120)

					$178,515	$(822,305)	$(1,000,820)

A security with a market value of $676,168 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A444

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$5,268,514	$299,987
Collateralized Loan Obligations	—	2,847,752	—
Credit Cards	—	2,900,283	—
Equipment	—	71,807	—
Student Loans	—	423,093	—
Commercial Mortgage-Backed Securities	—	9,772,628	—
Corporate Bonds	—	21,552,914	—
Sovereign Bonds	—	1,027,757	—
U.S. Government Agency Obligations	—	3,444,997	—
U.S. Treasury Obligations	—	2,453,181	—
Affiliated Mutual Funds	8,399,402	—	—
Other Financial Instruments*
Futures Contracts	107,548	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,000,820)	—

Total	$8,506,950	$48,762,106	$299,987

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 Level 2, and Level 3 to report.

A445

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 89.7%

ASSET-BACKED SECURITIES — 24.2%

Automobiles — 9.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	600	$598,892
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	893,171
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	400	395,663
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,344
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,832
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	165	165,332
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	224	223,059
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	520	517,283
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A^	2.870%		10/20/23	300	299,969
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	497,028
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	200	194,422
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.307%	(c)	07/15/20	700	700,937
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	2.277%	(c)	05/15/20	600	600,230
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.627%	(c)	05/17/21	700	704,704
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.417%	(c)	06/15/21	900	904,351
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,874	1,863,901
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	600	595,588
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2^	2.590%		11/16/20	300	299,980

					9,652,686

Collateralized Loan Obligations — 7.3%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	2.542%	(c)	01/15/27	250	250,170
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.065%	(c)	05/20/25	338	338,498
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.175%	(c)	10/20/29	250	252,525
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.089%	(c)	05/15/25	500	500,475

A446

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	2.855%	(c)	01/22/31	250	$251,792
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.922%	(c)	07/15/26	250	249,985
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.972%	(c)	01/16/26	250	250,216
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.139%	(c)	05/15/26	250	250,283
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.902%	(c)	07/15/26	1,500	1,503,030
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 3 Month LIBOR + 1.120%, 144A	2.854%	(c)	01/18/27	250	250,172
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.578%	(c)	01/18/28	250	250,053
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	250	250,862
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.840%, 144A	2.574%	(c)	04/18/27	1,250	1,250,306
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	250	249,957
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.865%	(c)	04/20/25	375	375,427
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	3.064%	(c)	04/18/26	750	749,982
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	2.634%	(c)	01/18/29	500	499,992

					7,723,725

Credit Cards — 6.8%
American Express Credit Account Master Trust, Series 2013-1, Class A, 1 Month LIBOR + 0.420%	2.197%	(c)	02/16/21	1,000	1,000,974
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.477%	(c)	05/17/21	600	601,579
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.147%	(c)	12/15/21	800	802,192
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.187%	(c)	05/17/21	2,200	2,206,160
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.207%	(c)	07/15/21	1,100	1,102,677
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	895,185

A447

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.037%	(c)	08/16/21	600	$600,179

					7,208,946

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	144	143,614

Student Loans — 0.9%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	300	298,876
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.622%	(c)	06/25/65	89	89,261
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%		01/25/41	544	539,823

					927,960

TOTAL ASSET-BACKED SECURITIES (cost $25,665,448)					25,656,931

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.8%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	668	668,153
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	900,538
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,011,778
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	1,483,211
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,900	1,900,557
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	1,400	1,388,716
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%		02/10/48	1,245	1,245,216
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	1,195	1,157,835
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	2,200	2,142,202
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	2,200	2,134,116
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(cc)	12/10/49	173	173,149
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	659	659,764
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	2,200	2,209,491
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,160,392
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	302,640
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,027	1,025,704
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	253	252,447

A448

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	2,200	$2,202,157

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,633,279)				22,018,066

CORPORATE BONDS — 25.8%

Banks — 9.3%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	900	896,542
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%	02/01/22	400	393,687
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	505	504,007
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	410	394,452
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	520	512,581
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%	02/18/20	500	496,300
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, EMTN	2.250%	01/30/19	500	499,255
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	249,628
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	400	423,653
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	340	354,518
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	505	507,313
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20	670	666,258
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	600	598,562
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	315	324,143
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	400	414,308
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	570	575,307
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	825	861,049
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A (original cost $239,333; purchased 09/09/15)(f)	1.875%	09/17/18	240	239,283
PNC Bank NA, Sr. Unsec’d. Notes	2.250%	07/02/19	575	571,192
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	375	372,020

				9,854,058

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	350	364,305

Biotechnology — 2.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	1,000	1,006,747
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	618,647
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,100	1,104,909

				2,730,303

Chemicals — 1.1%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	1,150	1,171,488

Computers — 0.9%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	750	741,539

A449

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	170	$170,175

				911,714

Diversified Financial Services — 1.0%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	1,030	1,023,993

Electric — 0.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	413,679

Foods — 0.4%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	379	394,510

Healthcare-Services — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	409,137
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	193,127
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	418,428

				1,020,692

Insurance — 0.8%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	862,533

Machinery-Diversified — 0.6%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	602,983

Multi-National — 0.8%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	710	704,678
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	185	179,432

				884,110

Oil & Gas — 0.3%
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	325	324,188

Pharmaceuticals — 1.4%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	994,948
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	500	484,277

				1,479,225

Pipelines — 1.7%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	218,630
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	825	835,461
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	285	298,299
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	485,393

				1,837,783

Software — 1.0%
Oracle Corp., Sr. Unsec’d. Notes(a)	1.900%	09/15/21	550	531,001
Oracle Corp., Sr. Unsec’d. Notes	2.950%	11/15/24	600	583,804

				1,114,805

A450

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	585	$595,318
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%		09/08/21	200	208,996
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	595	599,685

					1,403,999

Transportation — 0.9%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21	485	492,954
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	475	492,227

					985,181

TOTAL CORPORATE BONDS (cost $27,494,611)					27,379,549

SOVEREIGN BONDS — 2.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	405	382,725
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	200	194,812
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	189,380
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	196,699
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	892	890,831
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	255	249,910
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%		02/12/21	185	183,974

TOTAL SOVEREIGN BONDS (cost $2,328,611)					2,288,331

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Federal Home Loan Mortgage Corp.(k)	2.375%		01/13/22	5,580	5,540,326
Federal National Mortgage Assoc	1.500%		07/30/20	2,465	2,415,584
Federal National Mortgage Assoc	6.625%		11/15/30	570	780,438
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.091%	(s)	08/15/24	1,322	1,094,648

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,847,493)					9,830,996

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bonds	2.750%		08/15/47	110	105,132
U.S. Treasury Bonds	2.750%		11/15/47	190	181,636
U.S. Treasury Bonds	2.875%		08/15/45	60	58,922
U.S. Treasury Bonds	3.000%		05/15/45	675	679,245
U.S. Treasury Bonds(k)	3.625%		08/15/43	780	873,204
U.S. Treasury Bonds	3.750%		11/15/43	120	137,067
U.S. Treasury Notes	1.750%		06/30/22	245	237,449
U.S. Treasury Notes	1.875%		04/30/22	1,900	1,853,020
U.S. Treasury Notes	1.875%		09/30/22	576	559,732
U.S. Treasury Notes	2.000%		06/30/24	915	880,509
U.S. Treasury Notes	2.125%		09/30/21	135	133,455

A451

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.125%	06/30/22	95	$93,490
U.S. Treasury Notes	2.125%	05/15/25	435	418,908
U.S. Treasury Notes(a)	2.250%	02/29/20	420	419,803
U.S. Treasury Notes	2.250%	11/15/25	55	53,236
U.S. Treasury Notes	2.375%	01/31/23	5	4,959
U.S. Treasury Notes	2.375%	08/15/24	375	368,657
U.S. Treasury Notes	2.625%	02/28/23	570	571,737
U.S. Treasury Notes	2.750%	02/28/25	370	371,546

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,160,871)				8,001,707

TOTAL LONG-TERM INVESTMENTS (cost $96,130,313)				95,175,580

			Shares

SHORT-TERM INVESTMENTS — 10.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			10,522,319	10,522,319
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $383,602; includes $382,744 of cash collateral for securities on loan)(b)(w)			383,617	383,541

TOTAL SHORT-TERM INVESTMENTS (cost $10,905,921)				10,905,860

TOTAL INVESTMENTS — 100.0% (cost $107,036,234)				106,081,440
Liabilities in excess of other assets(z) — (0.0)%				(12,923)

NET ASSETS — 100.0%				$106,068,517

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $599,949 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $375,334; cash collateral of $382,744 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the original cost of such security is $239,333. The value of $239,283 is 0.2% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A452

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
280	10 Year U.S. Treasury Notes	Jun. 2018	$33,919,375	$264,347
7	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	1,123,281	39,973

				304,320

Short Positions:
29	90 Day Euro Dollar	Dec. 2018	7,069,112	39,815
14	2 Year U.S. Treasury Notes	Jun. 2018	2,976,531	(1,161)
258	5 Year U.S. Treasury Notes	Jun. 2018	29,530,922	(105,554)
3	10 Year U.S. Ultra Treasury Notes	Jun. 2018	389,578	(5,559)
45	20 Year U.S. Treasury Bonds	Jun. 2018	6,598,125	(166,558)

				(239,017)

				$65,303

A security with a market value of $433,244 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
760	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	$152	$4,131	$3,979
2,500	10/11/18	1.770%(S)	3 Month LIBOR(2)(Q)	(3,632)	4,154	7,786
7,300	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(2,788)	38,545	41,333
860	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(621)	4,304	4,925
4,770	07/11/19	1.045%(S)	3 Month LIBOR(1)(Q)	170	91,394	91,224
2,980	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	807	13,105	12,298
1,700	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	3,009	8,710	5,701
1,265	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	360	4,091	3,731
13,485	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	223	(348,856)	(349,079)
1,845	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(5,790)	(5,790)
45,000	05/09/21	2.230%(S)	3 Month LIBOR(2)(Q)	420	(291,709)	(292,129)
2,707	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	161	(45,060)	(45,221)
2,570	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	147	(51,413)	(51,560)
715	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	1,762	(11,787)	(13,549)
3,010	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	110	137,779	137,669
14,620	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(15,096)	310,166	325,262
20,160	10/06/21	2.308%(S)	3 Month LIBOR(2)(Q)	12,314	(107,494)	(119,808)
12,000	10/13/21	2.340%(S)	3 Month LIBOR(2)(Q)	—	(51,489)	(51,489)
4,120	10/14/21	2.405%(S)	3 Month LIBOR(2)(Q)	—	(7,580)	(7,580)
35,000	03/12/22	2.020%(S)	3 Month LIBOR(2)(Q)	360	(880,225)	(880,585)
7,800	04/08/22	1.780%(S)	3 Month LIBOR(2)(Q)	197	(237,527)	(237,724)

A453

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
2,960	07/11/23	1.400%(S)	3 Month LIBOR(2)(Q)	$171	$(193,317)	$(193,488)
2,835	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	130,792	178,435	47,643
1,796	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	160	35,873	35,713
5	11/15/23	2.217%(S)	3 Month LIBOR(1)(Q)	(5)	98	103
6,315	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(34,080)	184,969	219,049
5,655	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(8,328)	159,615	167,943
4,156	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,526)	125,453	130,979
2,675	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	6,623	86,114	79,491
1,980	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	5,059	74,826	69,767
10,340	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	39,509	328,311	288,802
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	27,711	27,711
865	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,352	27,174	25,822
985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,686	23,321	19,635
805	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(4,317)	(4,317)
1,450	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	160	38,356	38,196
6,900	06/15/26	1.504%(S)	3 Month LIBOR(1)(Q)	206	613,872	613,666
670	10/06/26	2.312%(S)	3 Month LIBOR(2)(Q)	(1,634)	(17,926)	(16,292)
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	28,321	19,265
395	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	9,143	9,324
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	4,103	4,103
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	8,903	8,903
805	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,180)	(58,129)	(53,949)

				$140,895	$258,358	$117,463

A security with a market value of $3,216,963 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

A454

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$9,052,737	$599,949
Collateralized Loan Obligations	—	7,723,725	—
Credit Cards	—	7,208,946	—
Equipment	—	143,614	—
Student Loans	—	927,960	—
Commercial Mortgage-Backed Securities	—	22,018,066	—
Corporate Bonds	—	27,379,549	—
Sovereign Bonds	—	2,288,331	—
U.S. Government Agency Obligations	—	9,830,996	—
U.S. Treasury Obligations	—	8,001,707	—
Affiliated Mutual Funds	10,905,860	—	—
Other Financial Instruments*
Futures Contracts	65,303	—	—
Centrally Cleared Interest Rate Swap Agreements	—	117,463	—

Total	$10,971,163	$94,693,094	$599,949

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A455

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.0%

ASSET-BACKED SECURITIES — 32.6%

Automobiles — 12.6%
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	$196,688
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	500	499,076
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	396,965
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	600	596,700
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	25	24,669
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,344
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,832
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	77	77,155
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	224	223,059
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	433	431,070
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A^.	2.870%		10/20/23	200	199,980
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	1,250	1,235,073
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	500	486,054
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.307	%(c)	07/15/20	600	600,803
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.237	%(c)	11/15/21	500	501,872
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	2.277	%(c)	05/15/20	300	300,115
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.627	%(c)	05/17/21	600	604,032
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.417	%(c)	06/15/21	800	803,868
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,593	1,584,316
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	500	496,324
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2^	2.590%		11/16/20	200	199,987

					9,655,982

Collateralized Loan Obligations — 8.2%
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.065	%(c)	05/20/25	226	225,665

A456

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.175%	(c)	10/20/29	250	$252,525
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.089%	(c)	05/15/25	250	250,238
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	2.855%	(c)	01/22/31	250	251,792
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.922%	(c)	07/15/26	250	249,985
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.139%	(c)	05/15/26	250	250,283
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.902%	(c)	07/15/26	1,350	1,352,727
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 3 Month LIBOR + 1.120%, 144A	2.854%	(c)	01/18/27	250	250,172
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.840%, 144A	2.574%	(c)	04/18/27	1,000	1,000,245
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	250	249,957
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.865%	(c)	04/20/25	187	187,713
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	01/20/31	500	500,758
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	3.064%	(c)	04/18/26	750	749,982
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	2.634%	(c)	01/18/29	500	499,992

					6,272,034

Credit Cards — 10.6%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.477%	(c)	05/17/21	500	501,316
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.147%	(c)	12/15/21	500	501,370
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.227%	(c)	09/16/24	800	807,249
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.167%	(c)	10/15/21	1,300	1,303,908
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.187%	(c)	05/17/21	1,700	1,704,760
Chase Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.550%	2.327%	(c)	06/15/23	900	908,919
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 1 Month LIBOR + 0.280%	2.152%	c)	05/26/20	200	200,080

A457

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.192%	(c)	12/07/23	700	$705,799
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.207%	(c)	07/15/21	400	400,973
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	397,860
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	2.267%	(c)	07/15/24	500	504,540
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.037%	(c)	08/16/21	200	200,060

					8,136,834

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	144	143,614

Student Loans — 1.0%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	200	199,250
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.622%	(c)	06/25/65	71	71,409
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	2.352%	(c)	03/25/66	92	92,020
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%		01/25/41	453	449,852

					812,531

TOTAL ASSET-BACKED SECURITIES (cost $25,016,238)					25,020,995

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.2%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	900	899,671
Commercial Mortgage Trust, Series 2013-CR8, Class A3	2.812%		06/10/46	250	249,552
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,000	1,001,503
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	440,955
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	900	892,746
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	1,800	1,788,023
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,000	973,728
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,000	970,053
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(cc)	12/10/49	111	111,377
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	453	453,588
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	1,200	1,205,177

A458

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	1,280	$1,247,930
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,016	1,014,433
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	417	416,538
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,200	1,201,177
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	603,963
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	460	449,261

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,296,197)					13,919,675

CORPORATE BONDS — 30.2%

Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	160	158,957

Auto Manufacturers — 1.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%		01/06/22	640	629,028
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	460	457,682

					1,086,710

Banks — 9.3%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, MTN	2.000%		03/18/19	750	747,118
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%		02/01/22	400	393,687
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500%		04/15/21	285	279,447
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	310	307,308
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	250	240,520
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	840	828,015
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	370	360,421
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%		02/18/20	500	496,300
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%		01/30/19	250	249,628
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	249,628
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	535	578,900
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	405	403,801
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	200	207,154
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	125	129,698
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	675	719,363
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A (original cost $199,444; purchased 09/09/15)(f)	1.875%		09/17/18	200	199,403
PNC Bank NA, Sr. Unsec’d. Notes	2.450%		11/05/20	770	758,106

					7,148,497

A459

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology — 1.5%
Amgen, Inc., Sr. Unsec’d. Notes	1.850%	08/19/21	145	$138,937
Amgen, Inc., Sr. Unsec’d. Notes	2.650%	05/11/22	125	121,965
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	103,108
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	355	358,365
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	401,181

				1,123,556

Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	148,491
CF Industries, Inc., Gtd. Notes(a)	7.125%	05/01/20	282	301,035
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	500	509,342

				958,868

Computers — 1.6%
Apple, Inc., Sr. Unsec’d. Notes	2.500%	02/09/22	1,110	1,092,856
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	110	110,114

				1,202,970

Electric — 1.5%
Alabama Power Co., Sr. Unsec’d. Notes	2.450%	03/30/22	360	351,049
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	410	399,419
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	129,275
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	305	299,662

				1,179,405

Electronics — 0.1%
Fortive Corp., Sr. Unsec’d. Notes	2.350%	06/15/21	115	111,802

Foods — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	104	108,256

Hand/Machine Tools — 0.9%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	670	665,256

Healthcare-Products — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	460	455,133

Healthcare-Services — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	553,851
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	127,855
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	130,759

				812,465

Insurance — 1.9%
Chubb INA Holdings, Inc., Gtd. Notes	2.875%	11/03/22	480	475,522
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	400	422,879
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	130,247
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	175	171,885
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	255,005

				1,455,538

Machinery-Diversified — 0.2%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	148,101

A460

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National — 1.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	610	$605,428
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	155	150,334

				755,762

Oil & Gas — 2.8%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	500	494,289
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	600	592,761
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	400	414,392
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	250	255,471
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	350	371,089

				2,128,002

Pharmaceuticals — 0.6%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	465	443,927

Pipelines — 0.8%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	613,128

Software — 2.0%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	02/06/22	880	865,149
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	690	666,165

				1,531,314

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	310,380
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, MTN	4.500%	09/08/21	200	208,996
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	200	201,575

				720,951

Transportation — 0.5%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22	200	208,139
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	150	155,440

				363,579

TOTAL CORPORATE BONDS (cost $23,369,232)				23,172,177

SOVEREIGN BONDS — 1.6%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	315	297,675
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	200	194,812
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	189,380
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	1.125%	08/03/19	200	196,699

A461

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	215	$210,709
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%		02/12/21	150	149,168

TOTAL SOVEREIGN BONDS (cost $1,274,633)					1,238,443

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Federal National Mortgage Assoc.(k)	1.125%		07/20/18	555	553,780
Federal National Mortgage Assoc.(k)	1.500%		07/30/20	1,790	1,754,116
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	970	1,100,491

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,431,432)					3,408,387

U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Bonds	2.750%		08/15/47	75	71,681
U.S. Treasury Bonds	2.750%		11/15/47	135	129,057
U.S. Treasury Bonds	2.875%		08/15/45	45	44,191
U.S. Treasury Bonds(k)	3.000%		05/15/45	3,395	3,416,351
U.S. Treasury Bonds	3.625%		08/15/43	20	22,390
U.S. Treasury Notes	1.625%		04/30/23	75	71,607
U.S. Treasury Notes	2.000%		06/30/24	740	712,105
U.S. Treasury Notes	2.125%		09/30/21	125	123,569
U.S. Treasury Notes	2.125%		06/30/22	480	472,369
U.S. Treasury Notes	2.375%		03/15/21	445	444,809
U.S. Treasury Notes	2.375%		08/15/24	385	378,488
U.S. Treasury Notes	2.625%		02/28/23	180	180,548
U.S. Treasury Strips Coupon(k)	2.037%	(s)	02/15/22	830	752,950

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,967,456)					6,820,115

TOTAL LONG-TERM INVESTMENTS (cost $74,355,188)					73,579,792

				Shares
SHORT-TERM INVESTMENTS — 2.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				1,904,498	1,904,498
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $299,219; includes $299,070 of cash collateral for securities on loan)(b)(w)				299,249	299,189

TOTAL SHORT-TERM INVESTMENTS (cost $2,203,717)					2,203,687

TOTAL INVESTMENTS — 98.9% (cost $76,558,905)					75,783,479
Other assets in excess of liabilities(z) —1.1%					867,579

NET ASSETS — 100.0%					$76,651,058

A462

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $399,967 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $292,896; cash collateral of $299,070 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the original cost of such securities is $199,444. The value of $199,403 is 0.3% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
17	2 Year U.S. Treasury Notes	Jun. 2018	$3,614,359	$2,913
37	10 Year U.S. Treasury Notes	Jun. 2018	4,482,203	29,989

				32,902

Short Positions:
22	90 Day Euro Dollar	Dec. 2018	5,362,775	30,204
79	5 Year U.S. Treasury Notes	Jun. 2018	9,042,414	(33,750)
11	20 Year U.S. Treasury Bonds	Jun. 2018	1,612,875	(42,104)
15	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	2,407,031	(93,757)

				(139,407)

				$(106,505)

Securities with a combined market value of $378,757 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
5,795	06/30/19	1.486	%(A)	1 Day USOIS(1)(A)	$(2,216)	$30,599	$32,815
860	06/30/19	1.502	%(A)	1 Day USOIS(1)(A)	(621)	4,304	4,925
4,010	07/11/19	1.045	%(S)	3 Month LIBOR(1)(Q)	166	76,833	76,667
2,550	09/30/19	1.707	%(A)	1 Day USOIS(1)(A)	720	11,214	10,494
2,950	10/02/19	1.188	%(S)	3 Month LIBOR(1)(Q)	(13,338)	52,216	65,554
3,200	10/11/19	1.220	%(S)	3 Month LIBOR(1)(Q)	(17,837)	55,020	72,857
2,985	12/31/19	2.107	%(A)	1 Day USOIS(1)(A)	(5)	—	5
2,120	12/31/19	2.040	%(A)	1 Day USOIS(1)(A)	39	3,574	3,535
1,920	12/31/19	1.840	%(A)	1 Day USOIS(1)(A)	(176)	9,837	10,013
845	12/31/19	1.950	%(A)	1 Day USOIS(1)(A)	212	2,732	2,520
30,000	09/03/20	1.600	%(S)	3 Month LIBOR(1)(Q)	272	715,586	715,314
1,340	03/23/21	2.370	%(A)	1 Day USOIS(1)(A)	—	(4,205)	(4,205)
15,000	05/21/22	1.893	%(S)	3 Month LIBOR(2)(Q)	537,232	(386,786)	(924,018)

A463

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
17,400	05/26/22	1.997	%(S)	3 Month LIBOR(2)(Q)	$205	$(387,341)	$(387,546)
1,030	05/31/22	2.353	%(A)	1 Day USOIS(1)(A)	—	(1,765)	(1,765)
6,100	06/07/22	1.771	%(S)	3 Month LIBOR(2)(Q)	174,181	(193,489)	(367,670)
51,500	09/03/22	1.919	%(S)	3 Month LIBOR(2)(Q)	355	(1,651,869)	(1,652,224)
8,880	07/11/23	1.400	%(S)	3 Month LIBOR(2)(Q)	214	(579,952)	(580,166)
5	11/15/23	2.217	%(S)	3 Month LIBOR(1)(Q)	(5)	98	103
370	11/15/24	2.334	%(S)	3 Month LIBOR(1)(Q)	3,128	8,760	5,632
575	02/12/25	2.408	%(A)	1 Day USOIS(1)(A)	—	(3,083)	(3,083)
526	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	7,440	22,674	15,234
130	02/15/27	2.067	%(A)	1 Day USOIS(1)(A)	(181)	3,009	3,190
130	02/15/27	1.965	%(A)	1 Day USOIS(1)(A)	—	4,103	4,103
10,260	05/15/27	2.295	%(S)	3 Month LIBOR(1)(Q)	7,164	351,128	343,964
665	02/15/36	2.338	%(S)	3 Month LIBOR(2)(Q)	(4,900)	(48,020)	(43,120)

					$692,049	$(1,904,823)	$(2,596,872)

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
2,500	12/31/22	3.843	%(T)	3 Month LIBOR(2)(T)	$888,276	$—	$888,276	JPMorgan Chase

Securities with a combined market value of $1,306,372 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$9,256,015	$399,967
Collateralized Loan Obligations	—	6,272,034	—
Credit Cards	—	8,136,834	—
Equipment	—	143,614	—
Student Loans	—	812,531	—
Commercial Mortgage-Backed Securities	—	13,919,675	—
Corporate Bonds	—	23,172,177	—

A464

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds	$—	$1,238,443	$—
U.S. Government Agency Obligations	—	3,408,387	—
U.S. Treasury Obligations	—	6,820,115	—
Affiliated Mutual Funds	2,203,687	—	—
Other Financial Instruments*
Futures Contracts	(106,505)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,596,872)	—
OTC Interest Rate Swap Agreements	—	888,276	—

Total	$2,097,182	$71,471,229	$399,967

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A465

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.5%

ASSET-BACKED SECURITIES — 25.1%

Automobiles — 10.5%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.177%	(c)	02/15/21	200	$200,259
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	199,631
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	500	496,205
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,344
CarMax Auto Owner Trust, Series 2017-4, Class A3	2.110%		10/17/22	100	98,634
Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1 Month LIBOR + 0.340%, 144A	2.117%	(c)	08/15/29	100	100,071
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 144A	2.120%		11/15/29	100	98,774
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,832
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	173	172,428
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	100	98,990
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A^	2.870%		10/20/23	100	99,990
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	200	194,361
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.237%	(c)	11/15/21	200	200,749
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.127%	(c)	09/15/22	100	100,269
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.627%	(c)	05/17/21	100	100,672
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.417%	(c)	06/15/21	200	200,967
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	562	559,170
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	200	198,529
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A^	2.710%		10/20/20	100	99,997
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2^	2.590%		11/16/20	100	99,993

					3,517,865

Collateralized Loan Obligations — 7.5%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	2.542%	(c)	01/15/27	250	250,170
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	2.524%	(c)	01/17/28	250	249,857
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	2.855%	(c)	01/22/31	250	251,792

A466

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.578%	(c)	01/18/28	250	$250,053
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.840%, 144A	2.574%	(c)	04/18/27	500	500,123
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	250	249,957
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.020%, 144A	2.765%	(c)	07/25/26	250	250,192
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.550%	(c)	07/20/27	250	250,034
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	2.634%	(c)	01/18/29	250	249,996

					2,502,174

Credit Cards — 5.8%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.277%	(c)	12/15/21	300	300,858
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.227%	(c)	09/16/24	200	201,812
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.167%	(c)	10/15/21	400	401,203
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.187%	(c)	05/17/21	300	300,839
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.077%	(c)	01/18/22	300	300,807
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.880%		01/23/23	432	432,831

					1,938,350

Equipment — 0.6%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	100	98,377
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 144A	2.410%		11/15/24	100	97,847

					196,224

Student Loans — 0.7%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	100	99,625
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.622%	(c)	06/25/65	53	53,557
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840%		01/25/41	100	98,364

					251,546

TOTAL ASSET-BACKED SECURITIES (cost $8,436,999)					8,406,159

A467

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.5%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	60	$59,991
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	300	299,890
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	222	222,624
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	220	228,094
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	250	250,417
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	50,831
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	380	370,017
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	380	368,620
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	300	301,294
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	150	149,617
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	240	233,987
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	339	338,144
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	51	50,502
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A2	2.979%		04/15/47	300	300,292
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	350	351,690
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	400	400,392
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	340	351,101
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	118	117,997
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	2.836%	(c)	07/15/46	550	557,290
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	180	175,798

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,284,078)					5,178,588

CORPORATE BONDS — 23.8%

Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	55	54,642

Auto Manufacturers — 1.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%		01/06/22	220	216,228
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	305	330,195

					546,423

Banks — 8.5%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	250	249,040

A468

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%		05/25/18	400	$399,515
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	300	299,123
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	210	208,177
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	95	94,009
Dexia Credit Local SA (France), Gov’t. Liquid Gtd, Sr. Unsec’d. Notes, MTN, 144A	2.250%		01/30/19	250	249,628
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	415	432,720
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	52,020
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	256,703
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	346,360
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	244,503

					2,831,798

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/15/22	50	50,586

Chemicals — 1.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	14,849
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	83	88,602
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.250%		11/15/20	239	245,192
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	275	280,138

					628,781

Commercial Services — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.704%	(c)	05/22/19	40	40,125

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	95	93,928
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	20	20,021

					113,949

Electric — 1.3%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%		01/15/22	140	136,387
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	285	286,191

					422,578

Healthcare-Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21	155	153,360

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	310	298,598

Insurance — 1.9%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	285	290,874
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%		02/15/20	125	132,150
Principal Financial Group, Inc., Gtd. Notes	3.125%		05/15/23	150	147,202
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	20	19,924

A469

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	55	$54,021

				644,171

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%	01/27/23	50	49,136

Media — 0.5%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	175	173,721

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	5,220
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	84	82,292

				87,512

Multi-National — 2.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	140	138,951
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%	11/20/18	200	199,091
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/04/18	350	349,463

				687,505

Oil & Gas — 1.0%
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	200	197,587
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	125	132,532

				330,119

Pharmaceuticals — 0.8%
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	285	280,888

Pipelines — 1.5%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	300	298,935
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	219,704

				518,639

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	50	49,102

TOTAL CORPORATE BONDS (cost $7,938,097)				7,961,633

SOVEREIGN BONDS — 3.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	200	188,999
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	11/16/20	200	196,572
Municipality Finance PLC (Finland), Gov’t Gtd. Notes	1.125%	04/17/18	400	399,866
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%	02/12/21	60	59,667
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%	10/05/18	400	397,725

(cost $1,256,618)				1,242,829

A470

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal National Mortgage Assoc	1.500%	07/30/20	145	$142,093
Federal National Mortgage Assoc	2.375%	01/19/23	70	69,120
Federal National Mortgage Assoc	1.125%	10/19/18	30	29,854
Federal National Mortgage Assoc	1.125%	12/14/18	90	89,414

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $332,838)				330,481

U.S. TREASURY OBLIGATIONS — 25.4%
U.S. Treasury Bonds	2.750%	11/15/47	60	57,359
U.S. Treasury Bonds	2.875%	05/15/43	20	19,714
U.S. Treasury Bonds	2.875%	08/15/45	25	24,551
U.S. Treasury Bonds	3.000%	11/15/44	65	65,432
U.S. Treasury Bonds	3.000%	05/15/45	105	105,660
U.S. Treasury Bonds	3.625%	08/15/43	120	134,339
U.S. Treasury Bonds	3.750%	11/15/43	10	11,422
U.S. Treasury Notes	1.375%	04/30/21	990	959,643
U.S. Treasury Notes	1.375%	06/30/23	1,565	1,472,262
U.S. Treasury Notes(k)	1.875%	04/30/22	621	605,645
U.S. Treasury Notes	2.000%	06/30/24	1,365	1,313,546
U.S. Treasury Notes	2.125%	06/30/21	70	69,314
U.S. Treasury Notes(k)	2.125%	09/30/21	3,510	3,469,827
U.S. Treasury Notes	2.125%	05/15/25	30	28,890
U.S. Treasury Notes	2.250%	02/15/27	15	14,417
U.S. Treasury Notes	2.375%	08/15/24	135	132,717

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,733,957)				8,484,738

TOTAL LONG-TERM INVESTMENTS (cost $31,982,587)				31,604,428

			Shares
SHORT-TERM INVESTMENTS — 3.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			1,064,772	1,064,772
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $241,326; includes $241,187 of cash collateral for securities on loan)(b)(w)			241,326	241,278

TOTAL SHORT-TERM INVESTMENTS (cost $1,306,098)				1,306,050

TOTAL INVESTMENTS — 98.4% (cost $33,288,685)				32,910,478
Other assets in excess of liabilities(z) — 1.6%				524,237

NET ASSETS — 100.0%				$33,434,715

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $299,980 and 0.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $236,449; cash collateral of $241,187 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

A471

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
88	10 Year U.S. Treasury Notes	Jun. 2018	$ 10,660,375	$82,423

Short Positions:
8	90 Day Euro Dollar	Dec. 2018	1,950,100	10,983
16	2 Year U.S. Treasury Notes	Jun. 2018	3,401,750	(1,335)
125	5 Year U.S. Treasury Notes	Jun. 2018	14,307,617	(47,474)
2	10 Year U.S. Ultra Treasury Notes	Jun. 2018	259,719	(3,707)
8	20 Year U.S. Treasury Bonds	Jun. 2018	1,173,000	(30,161)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	481,406	(19,489)

				(91,183)

				$(8,760)

Cash of $300,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
380	07/11/18	0.947	%(S)	3 Month LIBOR(1)(Q)	$151	$2,065	$1,914
346	08/02/18	1.614	%(S)	3 Month LIBOR(1)(Q)	(6,997)	807	7,804
14,000	10/03/18	1.566	%(S)	3 Month LIBOR(2)(Q)	213	(3,784)	(3,997)
2,360	06/30/19	1.487	%(A)	1 Day USOIS(1)(A)	(927)	12,461	13,388
215	06/30/19	1.502	%(A)	1 Day USOIS(1)(A)	(311)	1,076	1,387
1,065	09/30/19	1.707	%(A)	1 Day USOIS(1)(A)	297	4,684	4,387
850	12/31/19	1.840	%(A)	1 Day USOIS(1)(A)	(101)	4,355	4,456
630	12/31/19	1.950	%(A)	1 Day USOIS(1)(A)	301	2,037	1,736
675	03/23/21	2.370	%(A)	1 Day USOIS(1)(A)	—	(2,118)	(2,118)
3,785	05/31/21	1.953	%(S)	3 Month LIBOR(2)(Q)	72	(62,347)	(62,419)
645	05/31/22	2.217	%(S)	3 Month LIBOR(1)(Q)	153	7,938	7,785
230	05/31/22	2.353	%(A)	1 Day USOIS(1)(A)	—	(394)	(394)
3,100	10/09/22	1.728	%(S)	3 Month LIBOR(1)(Q)	167	114,307	114,140
1,700	12/21/22	1.949	%(S)	3 Month LIBOR(1)(Q)	159	48,475	48,316
10,600	12/31/23	0.000	%(T)	3 Month LIBOR(2)(T)	—	168,106	168,106
10,230	12/31/23	0.000	%(T)	3 Month LIBOR(2)(T)	(93,776)	(868,521)	(774,745)
610	02/15/24	2.115	%(S)	3 Month LIBOR(1)(Q)	1,557	19,637	18,080
740	11/15/24	2.334	%(S)	3 Month LIBOR(1)(Q)	2,053	17,521	15,468
230	02/12/25	2.408	%(A)	1 Day USOIS(1)(A)	—	(1,233)	(1,233)
210	11/12/25	2.263	%(S)	3 Month LIBOR(1)(Q)	152	5,555	5,403
131	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	1,615	5,647	4,032

A472

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	$—	$4,103	$4,103
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	4,452	4,452
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(29,245)	(26,382)

				$(98,085)	$(544,416)	$(446,331)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,750	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	$218,014	$—	$218,014	JPMorgan Chase
2,000	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	46,953	—	46,953	JPMorgan Chase

				$264,967	$—	$264,967

Cash of $68,000 and securities with a combined market value of $571,237 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,217,885	$299,980
Collateralized Loan Obligations	—	2,502,174	—
Credit Cards	—	1,938,350	—
Equipment	—	196,224	—
Student Loans	—	251,546	—
Commercial Mortgage-Backed Securities	—	5,178,588	—
Corporate Bonds	—	7,961,633	—
Sovereign Bonds	—	1,242,829	—
U.S. Government Agency Obligations	—	330,481	—
U.S. Treasury Obligations	—	8,484,738	—
Affiliated Mutual Funds	1,306,050	—	—
Other Financial Instruments*
Futures Contracts	(8,760)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(446,331)	—
OTC Interest Rate Swap Agreements	—	264,967	—

Total	$1,297,290	$31,123,084	$299,980

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A473

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A474

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.3%

ASSET-BACKED SECURITIES — 13.4%

Automobiles — 4.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	600	$ 598,892
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,344
CarMax Auto Owner Trust, Series 2017-4, Class A3	2.110%		10/17/22	100	98,634
CarMax Auto Owner Trust, Series 2018-1, Class A3	2.480%		11/15/22	100	99,260
Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1 Month LIBOR + 0.340%, 144A	2.120%	(c)	08/15/29	100	100,071
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 144A	2.120%		11/15/29	100	98,774
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,832
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	607	603,497
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	100	98,990
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A^	2.870%		10/20/23	200	199,980
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	100	97,211
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	200	194,361
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.130%	(c)	09/15/22	100	100,269
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	800	802,740
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	94	93,195
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	400	397,059
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A^	2.710%		10/20/20	200	199,994
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2^	2.590%		11/16/20	200	199,987

					4,181,090

Collateralized Loan Obligations — 7.6%
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.770%	(c)	04/16/27	250	250,188
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	2.542%	(c)	01/15/27	250	250,170
Atlas Senior Loan Fund Ltd (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	2.710%	(c)	11/17/27	250	249,848
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A	2.607%	(c)	01/16/30	250	251,225
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3 Month LIBOR + 0.980%, 144A	2.710%	(c)	07/17/26	250	249,996

A475

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A	2.597%	(c)	10/15/30	250	$251,254
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 3 Month LIBOR + 1.180%, 144A	2.667%	(c)	01/15/30	250	251,487
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.260%, 144A	3.000%	(c)	04/22/30	250	252,113
Cavalry CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 3 Month LIBOR + 0.850%, 144A	2.570%	(c)	10/15/26	250	249,941
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	2.850%	(c)	01/22/31	250	251,792
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	— %	(p)	04/26/31	250	250,000
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A	2.597%	(c)	10/23/29	250	251,461
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.578%	(c)	01/18/28	250	250,053
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.840%, 144A	2.570%	(c)	04/18/27	750	750,184
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	250	249,957
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	2.861%	(c)	01/17/31	250	251,487
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.220%, 144A	2.633%	(c)	11/14/29	250	250,908
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.010%	(c)	05/15/26	250	250,069
Sound Point CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1B, 3 Month LIBOR + 1.220%, 144A	2.580%	(c)	10/20/30	250	251,516
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A	3.030%	(c)	07/17/26	250	250,107
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.870%	(c)	01/20/31	250	250,379
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 3 Month LIBOR + 1.210%, 144A	2.930%	(c)	10/15/30	250	251,560
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	2.630%	(c)	01/18/29	500	499,992
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A	2.626%	(c)	10/20/29	250	250,497
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A	3.010%	(c)	04/15/30	250	253,311

					7,019,495

A476

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Credit Cards — 0.3%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.280%	(c)	12/15/21	200	$200,572
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	2.080%	(c)	08/08/24	100	100,340

					300,912

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	100	98,377
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 144A	2.410%		11/15/24	100	97,847

					196,224

Student Loans — 0.7%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	200	199,250
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.620%	(c)	06/25/65	18	17,852
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840%		01/25/41	300	295,091
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 144A	2.390%		02/25/42	97	96,182

					608,375

TOTAL ASSET-BACKED SECURITIES (cost $12,312,977)					12,306,096

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.6%
BANK, Series 2017-BNK7, Class A1	1.984%		09/15/60	133	130,652
CD Mortgage Trust, Series 2016-CD2, Class A1	1.848%		11/10/49	528	518,136
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	227	222,927
CD Mortgage Trust, Series 2017-CD6, Class A3	3.104%		11/13/50	560	550,264
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1	1.965%		06/15/50	255	250,558
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	330	319,881
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	100	99,963
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	226	220,515
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A4	3.349%		02/10/49	500	494,555
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	894	861,880
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	379	380,065
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	40	41,472
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	125	125,208
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	196	193,887
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	95	93,731

A477

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2015-PC1, Class A1	1.667%		07/10/50	315	$313,144
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	49	49,062
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	513	508,569
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	709	695,720
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	50,525
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	120	116,847
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	120	116,406
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	75	75,818
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	50	50,500
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	380	385,289
GS Mortgage Securities Trust, Series 2014-GC24, Class A5	3.931%		09/10/47	280	288,853
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	229	226,828
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	100	100,431
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	278	271,933
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB	3.203%		08/10/50	100	98,717
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	77	77,366
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	250	247,079
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	727	714,630
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081%		10/15/50	149	145,966
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	38	38,140
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	416	406,262
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	20	20,196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	227	227,190
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	93	93,449
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	150	150,147
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	579	573,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%		12/15/49	400	398,266
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	830	857,100
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%		09/15/58	551	544,122

A478

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%	09/15/57	179	$177,391
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%	07/15/50	231	226,392
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	290	283,230
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class ASB	3.390%	11/15/50	300	298,578
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	60	59,205

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,527,125)				13,390,706

CORPORATE BONDS — 13.8%

Airlines — 0.2%
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500%	09/01/31	180	177,784

Auto Manufacturers — 0.3%
General Motors Financial Co., Inc., Gtd. Notes	3.250%	01/05/23	300	292,877

Banks — 5.2%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%	05/25/18	800	799,030
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	01/23/26	135	131,328
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	105	104,693
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	455	462,132
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	200	198,263
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	3.375%	01/09/25	200	193,458
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	430	427,672
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	125	123,696
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	250	250,474
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.500%	01/25/21	500	496,408
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	10	10,821
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	200	200,916
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%	06/15/20	145	153,437
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20	160	159,106
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.509%	01/23/29	290	281,503
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	150	148,098
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	75	80,104
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	405	408,526
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	150	152,018

				4,781,683

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	15	15,466
Baxalta, Inc., Gtd. Notes	4.000%	06/23/25	260	259,578
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27	135	127,972

A479

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Celgene Corp., Sr. Unsec’d. Notes	3.625%		05/15/24	100	$98,732

					501,748

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	90	92,332
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	105	106,962

					199,294

Commercial Services — 0.0%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.700%	(c)	05/22/19	35	35,109

Computers — 0.1%
Apple, Inc., Sr. Unsec’d. Notes	1.800%		05/11/20	100	98,390
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	10	10,010

					108,400

Diversified Financial Services — 0.4%
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%		09/19/22	250	241,951
Visa, Inc., Sr. Unsec’d. Notes	2.150%		09/15/22	105	101,181

					343,132

Electric — 0.6%
Avangrid, Inc., Sr. Unsec’d. Notes	3.150%		12/01/24	125	121,351
Edison International, Sr. Unsec’d. Notes	2.400%		09/15/22	30	28,605
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250%		12/01/24	250	246,206
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	180	180,752

					576,914

Foods — 0.1%
Tyson Foods, Inc., Gtd. Notes	3.950%		08/15/24	75	75,464

Healthcare-Services — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	120	115,586
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.250%		09/01/24	85	82,785

					198,371

Insurance — 0.1%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	60	61,237
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	10	9,962

					71,199

Media — 0.1%
Discovery Communications LLC, Gtd. Notes	2.200%		09/20/19	60	59,386

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	110	107,763
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%		11/01/24	110	109,958

					217,721

A480

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Multi-National — 1.7%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	35	$33,946
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	185	181,076
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%	11/20/18	600	597,274
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/04/18	760	758,835

				1,571,131

Oil & Gas — 0.7%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	100	98,858
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%	04/15/27	230	224,191
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	75	74,095
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	50	50,912
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250%	09/13/20	200	195,561

				643,617

Oil & Gas Services — 0.3%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	250	249,381

Pharmaceuticals — 1.0%
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	125	123,931
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	185	181,741
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	295	281,435
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	240	244,357
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	110	108,413

				939,877

Pipelines — 1.3%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%	04/01/24	305	304,549
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	150	149,467
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	10	10,219
MPLX LP, Sr. Unsec’d. Notes	3.375%	03/15/23	200	197,620
ONEOK, Inc., Gtd. Notes	4.000%	07/13/27	265	261,071
Williams Partners LP, Sr. Unsec’d. Notes	3.350%	08/15/22	275	269,964

				1,192,890

Real Estate Investment Trusts (REITs) — 0.1%
Digital Realty Trust LP, Gtd. Notes	3.700%	08/15/27	100	96,363

Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%	06/15/19	325	323,369

TOTAL CORPORATE BONDS (cost $12,848,728)				12,655,710

SOVEREIGN BONDS — 2.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	200	189,000

A481

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	400	$393,143
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes	1.125%		04/17/18	800	799,733
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%		02/12/21	140	139,223
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	800	795,450

TOTAL SOVEREIGN BONDS (cost $2,334,265)					2,316,549

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.7%
Federal Home Loan Bank	1.375%		05/28/19	3,500	3,467,790
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	3,500	3,475,115
Federal National Mortgage Assoc	1.125%		10/19/18	15	14,927
Federal National Mortgage Assoc	1.125%		12/14/18	35	34,772
Federal National Mortgage Assoc	1.500%		07/30/20	135	132,294
Federal National Mortgage Assoc	2.000%		01/05/22	3,500	3,428,806
Federal National Mortgage Assoc	2.000%		10/05/22	500	486,090
Federal National Mortgage Assoc	2.375%		01/19/23	610	602,333
Residual Funding Corp. Principal Strip	2.140%	(s)	10/15/20	1,000	939,373

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,735,366)					12,581,500

U.S. TREASURY OBLIGATIONS — 37.3%
U.S. Treasury Bonds	2.750%		11/15/47	70	66,918
U.S. Treasury Bonds(k)	2.875%		08/15/45	170	166,945
U.S. Treasury Bonds	3.000%		05/15/45	15	15,094
U.S. Treasury Bonds	3.000%		05/15/47	35	35,171
U.S. Treasury Bonds(k)	3.625%		08/15/43	1,310	1,466,535
U.S. Treasury Notes	1.625%		04/30/23	6,700	6,396,930
U.S. Treasury Notes	1.875%		04/30/22	1,378	1,343,927
U.S. Treasury Notes	2.000%		06/30/24	4,385	4,219,706
U.S. Treasury Notes	2.125%		05/15/25	11,680	11,247,931
U.S. Treasury Notes	2.250%		11/15/25	735	711,428
U.S. Treasury Notes	2.250%		02/15/27	20	19,223
U.S. Treasury Notes	2.375%		08/15/24	2,700	2,654,332
U.S. Treasury Notes(k)	2.500%		05/15/24	6,000	5,949,844

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,925,495)					34,293,984

TOTAL LONG-TERM INVESTMENTS
(cost $88,683,956)					87,544,545

A482

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 4.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,602,477	$3,602,477
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $493,713; includes $493,117 of cash collateral for securities on loan)(b)(w)	493,714	493,615

TOTAL SHORT-TERM INVESTMENTS (cost $4,096,190)		4,096,092

TOTAL INVESTMENTS — 99.7% (cost $92,780,146)		91,640,637
Other assets in excess of liabilities(z) — 0.3%		256,048

NET ASSETS — 100.0%		$91,896,685

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $599,961 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $485,480; cash collateral of $493,117 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
39	10 Year U.S. Treasury Notes	Jun. 2018	$4,724,484	$28,360

Short Positions:
20	90 Day Euro Dollar	Dec. 2018	4,875,250	17,221
8	2 Year U.S. Treasury Notes	Jun. 2018	1,700,875	(918)
339	5 Year U.S. Treasury Notes	Jun. 2018	38,802,258	(132,033)
8	10 Year U.S. Ultra Treasury Notes	Jun. 2018	1,038,875	(14,825)
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	962,812	(38,978)

				(169,533)

				$(141,173)

Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

A483

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
1,505	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$(572)	$ 7,947	$ 8,519
1,495	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(3)	—	3
635	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	8	1,071	1,063
1,510	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(4,739)	(4,739)
1,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	128	(32,806)	(32,934)
1,365	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	11,211	(28,959)	(40,170)
360	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(9,929)	(9,929)
1,030	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(1,765)	(1,765)
1,500	04/06/24	2.135%(S)	3 Month LIBOR(2)(Q)	—	(39,421)	(39,421)
65,175	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	(1,048,997)	(1,943,974)	(894,977)
690	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(3,700)	(3,700)
9,500	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	160	(102,690)	(102,850)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	5,647	4,032
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(29,245)	(26,382)

				$(1,039,313)	$(2,182,563)	$(1,143,250)

Cash of $516,000 and securities with a combined market value of $1,852,410 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,581,129	$599,961
Collateralized Loan Obligations	—	7,019,495	—
Credit Cards	—	300,912	—
Equipment	—	196,224	—
Student Loans	—	608,375	—
Commercial Mortgage-Backed Securities	—	13,390,706	—
Corporate Bonds	—	12,655,710	—
Sovereign Bonds	—	2,316,549	—
U.S. Government Agency Obligations	—	12,581,500	—
U.S. Treasury Obligations	—	34,293,984	—
Affiliated Mutual Funds	4,096,092	—	—
Other Financial Instruments*
Futures Contracts	(141,173)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,143,250)	—

Total	$3,954,919	$85,801,334	$599,961

A484

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A485

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 87.1%

ASSET-BACKED SECURITIES — 11.5%

Automobiles — 3.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	100	$99,815
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,832
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A^	2.870%		10/20/23	100	99,990
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	500	495,770
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	500	501,713
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	2.277%	(c)	05/15/20	400	400,153
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	281	279,585
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A^	2.710%		10/20/20	200	199,994
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2^	2.590%		11/16/20	100	99,993

					2,276,845

Collateralized Loan Obligations — 7.2%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	2.542%	(c)	01/15/27	250	250,170
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	—%	(p)	04/23/31	250	249,999
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.175%	(c)	10/20/29	250	252,525
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.310%	(c)	04/17/31	250	250,000
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.330%	(c)	04/24/31	250	249,999
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	2.855%	(c)	01/22/31	250	251,792
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	2.941%	(c)	04/19/29	250	250,436
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	—%	(p)	04/26/31	250	250,000
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 144A	—%	(p)	04/25/31	250	250,000
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 3 Month LIBOR + 1.120%, 144A	2.854%	(c)	01/18/27	250	250,172
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	250	249,957
Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A	2.971%	(c)	01/17/30	250	251,658

A486

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.550%	(c)	07/20/27	250	$250,034
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.314%	(c)	04/25/31	250	250,000
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	2.634%	(c)	01/18/29	250	249,996
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.075%	(c)	04/15/29	500	500,000

					4,256,738

Student Loans — 0.4%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	100	99,625
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.622%	(c)	06/25/65	160	160,670

					260,295

TOTAL ASSET-BACKED SECURITIES (cost $6,790,745)					6,793,878

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.6%
BANK, Series 2017-BNK4, Class A1	2.002%		05/15/50	458	450,602
BANK, Series 2017-BNK7, Class A1	1.984%		09/15/60	87	85,600
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	135	131,936
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1	1.965%		06/15/50	129	127,031
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	98	97,826
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	136	133,069
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	472	454,641
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	245	245,689
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	111,296
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	110	114,047
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	500	515,275
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	150	150,250
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	80	80,174
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	93	92,537
Commercial Mortgage Trust, Series 2015-PC1, Class A1	1.667%		07/10/50	197	195,438
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	306	303,185
DBJPM Mortgage Trust, Series 2016-C3, Class A1	1.502%		09/10/49	202	198,052
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	397	389,214

A487

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	132	$131,953
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	20,395
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	74	75,030
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	137	136,097
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	167	163,160
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	25,295
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	91,610
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	151,320
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086%		03/15/50	196	192,924
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.422%		06/15/49	415	408,360
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081%		10/15/50	93	91,229
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	62	61,501
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4 18	2.694%		04/15/46	173	168,637
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	108	107,915
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A4	3.787%		02/15/47	130	132,914
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	50	50,241
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%		03/15/48	425	415,625
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	285	282,179
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1	1.389%		09/15/49	341	332,847
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A1	1.424%		11/15/49	224	218,794
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	360	371,754
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	2.836%	(c)	07/15/46	325	329,308
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%		09/15/58	220	217,650
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	87	85,924
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A1	1.321%		08/15/49	184	179,313
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	138	134,964
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	70	68,366

A488

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	49	$48,636

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,615,653)				8,569,803

CORPORATE BONDS — 7.7%

Banks — 2.4%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	150	149,424
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%	05/25/18	100	99,879
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	01/23/26	170	165,376
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	40	41,173
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	65	64,872
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	170	169,080
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	75	76,341
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	80	78,478
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	25	27,051
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	50	50,258
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	100	96,422
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	30	29,121
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	50	49,880
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.125%	01/23/23	20	19,714
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	125	126,088
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	130	130,927

				1,374,084

Biotechnology — 0.3%
Baxalta, Inc., Gtd. Notes	4.000%	06/23/25	110	109,821
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27	90	85,314

				195,135

Chemicals — 0.2%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	105	106,962

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	70	70,474

Computers — 0.3%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	150	150,154

Diversified Financial Services — 0.8%
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	2.375%	01/29/21	250	247,953
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%	09/19/22	250	241,951

				489,904

Electric — 0.2%
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	125	122,607

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	55	50,867

A489

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance — 0.2%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	85	$83,698
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	25	25,515

				109,213

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	70	71,504

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	80	79,400
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	75	73,409
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/04/18	130	129,801

				282,610

Oil & Gas — 0.3%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%	04/15/27	95	92,601
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%	01/15/28	85	83,575

				176,176

Packaging & Containers — 0.2%
WestRock Co., Gtd. Notes, 144A	3.750%	03/15/25	130	129,699

Pharmaceuticals — 0.8%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	75	73,914
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	115	112,974
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	130	124,022
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	60	58,113
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	60	56,372
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	40	40,726

				466,121

Pipelines — 0.7%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%	04/01/24	130	129,808
MPLX LP, Sr. Unsec’d. Notes	3.375%	03/15/23	75	74,108
ONEOK Partners LP, Gtd. Notes	4.900%	03/15/25	110	114,825
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	105	103,311

				422,052

Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%	07/26/27	95	91,222

Software — 0.1%
Oracle Corp., Sr. Unsec’d. Notes	2.950%	11/15/24	75	72,976

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	65	62,631

A490

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	75	$74,624

TOTAL CORPORATE BONDS (cost $4,574,535)					4,519,015

SOVEREIGN BONDS — 0.6%
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes	1.125%		04/17/18	200	199,933
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%		02/12/21	55	54,695
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	100	99,431

TOTAL SOVEREIGN BONDS (cost $354,444)					354,059

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
Federal Home Loan Mortgage Corp.	1.375%		08/15/19	100	98,836
Federal Home Loan Mortgage Corp.	2.375%		02/16/21	15	14,958
Federal National Mortgage Assoc	1.500%		07/30/20	1,665	1,631,622
Federal National Mortgage Assoc	2.000%		10/05/22	600	583,307
Federal National Mortgage Assoc	2.375%		01/19/23	80	78,994

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,426,073)					2,407,717

U.S. TREASURY OBLIGATIONS — 48.6%
U.S. Treasury Bonds	2.750%		11/15/47	20	19,120
U.S. Treasury Bonds	2.875%		05/15/43	20	19,714
U.S. Treasury Bonds	2.875%		08/15/45	480	471,375
U.S. Treasury Bonds	3.000%		05/15/45	30	30,189
U.S. Treasury Bonds	3.750%		11/15/43	20	22,845
U.S. Treasury Notes	1.750%		06/30/22	280	271,370
U.S. Treasury Notes	1.875%		04/30/22	297	289,656
U.S. Treasury Notes	1.875%		09/30/22	31	30,124
U.S. Treasury Notes	2.000%		11/30/22	20	19,523
U.S. Treasury Notes(k)	2.000%		06/30/24	7,970	7,669,568
U.S. Treasury Notes(k)	2.125%		05/15/25	7,285	7,015,512
U.S. Treasury Notes	2.250%		02/15/27	1,005	965,938
U.S. Treasury Notes	2.250%		11/15/27	525	502,893
U.S. Treasury Notes	2.375%		03/15/21	910	909,609
U.S. Treasury Notes	2.375%		01/31/23	530	525,652
U.S. Treasury Notes	2.375%		08/15/24	8,145	8,007,235
U.S. Treasury Notes	2.500%		03/31/23	120	119,630
U.S. Treasury Notes	2.750%		02/28/25	520	522,173
U.S. Treasury Notes	2.750%		02/15/28	175	175,089
U.S. Treasury Strips Coupon	2.782%	(s)	08/15/29	500	361,337
U.S. Treasury Strips Coupon	2.878%	(s)	05/15/31	500	342,733
U.S. Treasury Strips Coupon(k)	3.103%	(s)	11/15/34	550	337,731

TOTAL U.S. TREASURY OBLIGATIONS (cost $28,678,121)					28,629,016

TOTAL LONG-TERM INVESTMENTS (cost $51,439,571)					51,273,488

A491

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 15.8%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $9,340,349)(w)	9,340,349	$9,340,349

TOTAL INVESTMENTS — 102.9% (cost $60,779,920)		60,613,837
Liabilities in excess of other assets(z) — (2.9)%		(1,733,162)

NET ASSETS — 100.0%		$58,880,675

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $399,977 and 0.7% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	$641,875	$17,056

Short Positions:
9	90 Day Euro Dollar	Dec. 2018	2,193,862	5,044
18	2 Year U.S. Treasury Notes	Jun. 2018	3,826,969	(1,667)
50	5 Year U.S. Treasury Notes	Jun. 2018	5,723,047	(21,332)
81	10 Year U.S. Treasury Notes	Jun. 2018	9,812,391	(47,331)
3	10 Year U.S. Ultra Treasury Notes	Jun. 2018	389,578	(5,559)
2	20 Year U.S. Treasury Bonds	Jun. 2018	293,250	(6,816)

				(77,661)

				$(60,605)

A security with a market value of $377,499 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
860	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$(311)	$4,541	$4,852
215	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	63	946	883
210	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	—	679	679
210	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	31	1,076	1,045
840	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(2,637)	(2,637)
230	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(1,233)	(1,233)
30,200	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	(598,455)	(326,250)	272,205

A492

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
17,180	12/31/25	0.000%(T)	3 Month LIBOR(2)(T)	$287	$(1,374,902)	$(1,375,189)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	5,647	4,032
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,862)	(29,245)	(26,383)

				$(599,632)	$(1,721,378)	$(1,121,746)

Securities with a combined market value of $1,694,581 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$1,876,868	$399,977
Collateralized Loan Obligations	—	4,256,738	—
Student Loans	—	260,295	—
Commercial Mortgage-Backed Securities	—	8,569,803	—
Corporate Bonds	—	4,519,015	—
Sovereign Bonds	—	354,059	—
U.S. Government Agency Obligations	—	2,407,717	—
U.S. Treasury Obligations	—	28,629,016	—
Affiliated Mutual Fund	9,340,349	—	—
Other Financial Instruments*
Futures Contracts	(60,605)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,121,746)	—

Total	$9,279,744	$49,751,765	$399,977

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A493

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 100.4%

ASSET-BACKED SECURITIES — 21.3%

Automobiles — 7.0%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B, 1 Month LIBOR + 0.560%	2.271%	(c)	11/08/19	12	$12,252
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	196,688
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,100	1,097,968
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	297,198
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	298,350
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	49	49,338
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	163	163,021
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	300	299,497
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	33	33,067
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	112	111,529
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	424	421,681
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	780	775,925
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A^	2.870%		10/20/23	600	599,939
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	700	694,078
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,200	2,138,638
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2, 1 Month LIBOR + 0.600%	2.377%	(c)	08/15/20	1,000	1,001,849
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.307%	(c)	07/15/20	600	600,803
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.237%	(c)	11/15/21	900	903,370
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	2.277%	(c)	05/15/20	300	300,115
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.627%	(c)	05/17/21	400	402,688
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 1 Month LIBOR + 0.570%, 144A	2.347%	(c)	01/18/22	1,500	1,508,153
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	497,331
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.077%	(c)	07/15/19	427	427,032
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	2,905	2,889,046

A494

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2^	2.590%		11/16/20	700	$699,954

					16,419,510

Collateralized Loan Obligations — 8.2%
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.772%	(c)	04/16/27	250	250,188
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	2.542%	(c)	01/15/27	500	500,340
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	— %	(p)	04/23/31	1,000	1,000,000
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.065%	(c)	05/20/25	226	225,665
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	2.722%	(c)	04/15/29	219	218,815
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	2.524%	(c)	01/17/28	750	749,571
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.175%	(c)	10/20/29	250	252,525
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2	3.310%		04/17/31	750	750,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.089%	(c)	05/15/25	750	750,713
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	2.855%	(c)	01/22/31	250	251,792
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	2.941%	(c)	04/19/29	1,000	1,001,742
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	500	500,482
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.902%	(c)	07/15/26	1,600	1,603,232
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 3 Month LIBOR + 1.120%, 144A	2.854%	(c)	01/18/27	250	250,172
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.578%	(c)	01/18/28	500	500,107
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.036%	(c)	02/20/31	750	751,212
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	750	752,586
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	750	749,870

A495

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.914%	(c)	04/18/26	250	$250,169
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	01/20/31	1,000	1,001,517
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	3.165%	(c)	10/20/28	500	501,651
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	3.064%	(c)	04/18/26	750	749,982
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class AAR2, 3 Month LIBOR + 0.990%, 144A	3.345%	(c)	04/18/31	750	750,000
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	2.634%	(c)	01/18/29	1,000	999,985
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	2.787%	(c)	01/20/31	500	501,968
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.881%	(c)	01/17/31	500	501,911
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.075%	(c)	04/15/29	2,750	2,750,000

					19,066,195

Credit Cards — 5.5%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.477%	(c)	05/17/21	800	802,105
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.277%	(c)	12/15/21	175	175,501
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.227%	(c)	09/16/24	1,500	1,513,591
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.167%	(c)	10/15/21	1,000	1,003,006
Chase Issuance Trust, Series 2013-A3, Class A3, 1 Month LIBOR + 0.280%	2.057%	(c)	04/15/20	200	200,013
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.187%	(c)	05/17/21	1,100	1,103,080
Chase Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.550%	2.327%	(c)	06/15/23	700	706,937
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.077%	(c)	01/18/22	1,600	1,604,307
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,500	1,463,733
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.192%	(c)	12/07/23	1,200	1,209,942
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.474%	(c)	04/22/26	600	604,118

A496

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	$196,769
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	2.267%	(c)	07/15/24	1,000	1,009,080
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.037%	(c)	08/16/21	1,300	1,300,389

					12,892,571

Student Loans — 0.6%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	700	697,377
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.622%	(c)	06/25/65	388	388,285
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	2.352%	(c)	03/25/66	92	92,020
Navient Student Loan Trust, Series 2017-1A, Class A1, 1 Month LIBOR + 0.400%, 144A	2.272%	(c)	07/26/66	294	294,522

					1,472,204

TOTAL ASSET-BACKED SECURITIES (cost $49,884,528)					49,850,480

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.2%
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	1,800	1,713,238
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	616	600,713
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%		08/10/46	309	309,669
Commercial Mortgage Trust, Series 2013-LC13, Class A3	3.689%		08/10/46	530	536,956
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	400	404,793
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	206	212,293
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	300,451
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	220,932
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	100,548
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	600	595,164
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	1,604	1,590,824
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	600	599,866
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	1,405	1,392,044
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	1,914	1,877,956
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%	(cc)	10/25/23	180	185,115
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,500	1,460,592

A497

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,500	$1,455,079
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	49	49,482
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	626	619,996
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	600	602,589
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	769	752,347
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	619	618,926
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	61,073
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	402	399,312
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	103	103,426
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,295	1,264,779
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	158	157,779
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	150,838
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	800,219
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	315	311,103
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	603,963
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	2,600	2,464,136
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,600	1,580,096
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	2,300	2,375,095
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	2.836%	(c)	07/15/46	3,000	3,039,763
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	794,442
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	496,678
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	99,735
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	1,600	1,592,005
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	635	622,577
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	1,100	1,074,321
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	1,400	1,381,440

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,339,854)					35,572,353

A498

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 12.3%

Agriculture — 0.1%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	275	$274,171

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	680	669,038
General Motors Financial Co., Inc., Gtd. Notes(a)	4.300%	07/13/25	710	710,990

				1,380,028

Banks — 5.2%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	1,450	1,444,429
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	1.750%	10/05/20	200	195,672
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	495	480,780
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	585	602,156
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	595	607,816
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	925	894,032
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	250	247,391
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	385	391,886
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	500	493,585
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.500%	01/25/21	500	496,408
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	500	499,255
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	500	499,255
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	875	858,355
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	280	269,762
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	835	826,544
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	55	55,253
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	390	366,994
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	580	559,249
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.509%	01/23/29	270	262,089
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	550	556,730
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	870	823,310
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	720	725,133

				12,156,084

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	275	251,088
Celgene Corp., Sr. Unsec’d. Notes(a)	3.550%	08/15/22	495	494,319

				745,407

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	100	98,872
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	1,250	1,236,798
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	75	75,077

				1,410,747

A499

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services — 0.1%
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	2.375%	01/29/21	250	$247,953

Electric — 1.0%
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	2.400%	09/01/26	240	221,988
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	60	55,604
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	810	781,439
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	150	136,897
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	58,550
PacifiCorp, First Mortgage	3.350%	07/01/25	160	159,598
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	460	451,949
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	495	469,783

				2,335,808

Forest Products & Paper — 0.0%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	115	106,358

Healthcare-Products — 0.0%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	47	46,212

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	915	900,986

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	455	464,778
Comcast Corp., Gtd. Notes	2.350%	01/15/27	120	107,737
Comcast Corp., Gtd. Notes	3.375%	02/15/25	300	294,470

				866,985

Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	920	913,104
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	560	543,144
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	650	636,214

				2,092,462

Oil & Gas — 0.7%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	650	642,576
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	600	621,588
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	350	357,660

				1,621,824

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	25	24,421
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	700	689,867
Allergan Funding SCS, Gtd. Notes(a)	3.800%	03/15/25	700	687,669
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	3.750%	09/15/25	290	287,313
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	375	363,208
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	425	396,291

				2,448,769

A500

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software — 0.8%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	475	$479,430
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,300	1,280,638
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	100	96,836

				1,856,904

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	115	110,808
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	225	224,860

				335,668

TOTAL CORPORATE BONDS (cost $29,483,611)				28,826,366

SOVEREIGN BONDS — 1.3%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	11/16/20	200	196,572
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%	09/08/20	200	195,835
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	189,380
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	196,699
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%	07/26/22	220	213,484
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%	05/18/22	1,500	1,458,198
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%	02/12/21	60	59,667
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%	05/19/20	500	492,515

TOTAL SOVEREIGN BONDS (cost $3,078,868)				3,002,350

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Federal Home Loan Bank	1.375%	02/18/21	3,000	2,912,511
Federal Home Loan Mortgage Corp.	1.375%	08/15/19	500	494,178
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	5,220	5,182,886
Federal National Mortgage Assoc.(k)	1.125%	07/20/18	1,405	1,401,910
Federal National Mortgage Assoc	1.875%	09/24/26	75	69,123
Federal National Mortgage Assoc	2.000%	01/05/22	4,480	4,388,872
Federal National Mortgage Assoc	2.000%	10/05/22	1,200	1,166,615
Federal National Mortgage Assoc.(k)	2.125%	04/24/26	3,675	3,472,713
Federal National Mortgage Assoc	2.375%	01/19/23	440	434,470
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%	09/18/23	365	414,102
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%	03/15/20	225	224,602

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,796,738)				20,161,982

U.S. TREASURY OBLIGATIONS — 41.7%
U.S. Treasury Bonds	2.750%	08/15/47	2,080	1,987,944
U.S. Treasury Bonds	2.750%	11/15/47	410	391,950
U.S. Treasury Bonds	2.875%	05/15/43	675	665,350
U.S. Treasury Bonds	2.875%	08/15/45	385	378,082
U.S. Treasury Bonds	3.000%	11/15/44	260	261,727
U.S. Treasury Bonds	3.000%	05/15/45	4,105	4,130,817
U.S. Treasury Bonds	3.000%	05/15/47	290	291,416
U.S. Treasury Bonds	3.625%	08/15/43	130	145,535

A501

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	3.750%	11/15/43	580	$662,491
U.S. Treasury Notes(k)	1.625%	04/30/23	8,320	7,943,650
U.S. Treasury Notes	1.875%	02/28/22	355	346,707
U.S. Treasury Notes	1.875%	04/30/22	3,290	3,208,650
U.S. Treasury Notes	1.875%	09/30/22	255	247,798
U.S. Treasury Notes	2.000%	11/30/22	14,165	13,826,921
U.S. Treasury Notes(k)	2.000%	06/30/24	12,755	12,274,196
U.S. Treasury Notes	2.125%	09/30/21	26,235	25,934,732
U.S. Treasury Notes	2.125%	05/15/25	22,050	21,234,322
U.S. Treasury Notes	2.250%	02/15/27	3,130	3,008,346
U.S. Treasury Notes	2.625%	02/28/23	10	10,030
U.S. Treasury Notes	2.750%	02/15/28	545	545,277

TOTAL U.S. TREASURY OBLIGATIONS (cost $98,938,506)				97,495,941

TOTAL LONG-TERM INVESTMENTS
(cost $238,522,105)				234,909,472

			Shares

SHORT-TERM INVESTMENTS — 1.1%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			255,588	255,588
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $2,377,575; includes $2,373,620 of cash collateral for securities on loan)(b)(w)			2,377,628	2,377,152

TOTAL SHORT-TERM INVESTMENTS
(cost $2,633,163)				2,632,740

TOTAL INVESTMENTS — 101.5%
(cost $241,155,268)				237,542,212
Liabilities in excess of other assets(z) — (1.5)%				(3,436,048)

NET ASSETS — 100.0%				$234,106,164

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,299,893 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,329,971; cash collateral of $2,373,620 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2018.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A502

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
56	90 Day Euro Dollar	Dec. 2018	$13,650,700	$76,884
35	2 Year U.S. Treasury Notes	Jun. 2018	7,441,328	(3,659)
369	5 Year U.S. Treasury Notes	Jun. 2018	42,236,086	(152,265)
136	10 Year U.S. Treasury Notes	Jun. 2018	16,475,125	(111,699)
7	10 Year U.S. Ultra Treasury Notes	Jun. 2018	909,016	(12,972)
61	20 Year U.S. Treasury Bonds	Jun. 2018	8,944,125	(226,389)
38	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	6,097,813	(202,678)

				$(632,778)

Securities with a combined market value of $811,560 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Inflation swap agreement outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
280	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$7	$(4,376)	$(4,383)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
9,000	06/12/18	1.355%(S)	3 Month LIBOR(1)(Q)	$170	$(12,496)	$(12,666)
13,105	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(5,007)	69,198	74,205
2,150	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,243)	10,760	12,003
7,015	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,973	30,850	28,877
11,285	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	9,154	57,820	48,666
6,990	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,516	22,603	21,087
15,000	06/12/20	1.896%(S)	3 Month LIBOR(1)(Q)	211	150,873	150,662
4,205	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	167	(100,128)	(100,295)
5,280	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	179	(136,593)	(136,772)
4,200	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(13,179)	(13,179)
4,590	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	169	(76,403)	(76,572)
17,930	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(10,593)	380,388	390,981
16,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	237	437,088	436,851
800	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(1,371)	(1,371)
1,235	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	50,788	77,731	26,943
2,994	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	166	59,799	59,633
10	11/15/23	2.217%(S)	3 Month LIBOR(1)(Q)	(10)	195	205

A503

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
40,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	$410	$1,390,120	$1,389,710
3,796	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,641)	114,586	120,227
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	66,316	61,646
3,465	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	10,022	130,946	120,924
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	20,182	20,182
5,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,612	158,492	146,880
4,605	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	146,679	146,679
1,720	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(9,224)	(9,224)
2,250	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	3,776	(11,465)	(15,241)
26,100	06/12/25	2.556%(S)	3 Month LIBOR(2)(Q)	324	(177,410)	(177,734)
38,000	06/23/26	1.565%(S)	3 Month LIBOR(2)(Q)	566,083	(3,209,061)	(3,775,144)
87,000	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	(803,221)	(7,525,750)	(6,722,529)
87,500	11/14/26	1.981%(S)	3 Month LIBOR(2)(Q)	(1,094,370)	(4,786,277)	(3,691,907)
18,900	12/06/26	2.266%(S)	3 Month LIBOR(2)(Q)	232	(610,392)	(610,624)
1,182	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	16,484	50,951	34,467
785	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	18,169	18,712
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	8,363	8,363
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	9,605	9,740
10,600	03/13/27	2.531%(S)	3 Month LIBOR(2)(Q)	(41,204)	(189,905)	(148,701)
20,950	07/07/27	2.310%(S)	3 Month LIBOR(2)(Q)	(310,770)	(760,224)	(449,454)
1,325	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(9,130)	(95,678)	(86,548)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	4,933	4,933

				$(1,603,524)	$(14,298,909)	$(12,695,385)

Securities with a combined market value of $8,513,098 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

A504

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$15,119,617	$1,299,893
Collateralized Loan Obligations	—	19,066,195	—
Credit Cards	—	12,892,571	—
Student Loans	—	1,472,204	—
Commercial Mortgage-Backed Securities	—	35,572,353	—
Corporate Bonds	—	28,826,366	—
Sovereign Bonds	—	3,002,350	—
U.S. Government Agency Obligations	—	20,161,982	—
U.S. Treasury Obligations	—	97,495,941	—
Affiliated Mutual Funds	2,632,740	—	—
Other Financial Instruments*
Futures Contracts	(632,778)	—	—
Centrally Cleared Inflation Swap Agreement	—	(4,383)	—
Centrally Cleared Interest Rate Swap Agreements	—	(12,695,385)	—

Total	$1,999,962	$220,909,811	$1,299,893

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A505

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 100.1%

ASSET-BACKED SECURITIES — 24.4%

Automobiles — 8.9%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.177%	(c)	02/15/21	1,300	$1,301,684
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	100	98,344
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,500	1,497,229
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,100	1,088,073
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	700	693,462
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	200	196,688
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 144A	1.360%		01/15/20	138	137,639
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	400	399,329
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	954	948,353
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	500	496,375
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A^	2.870%		10/20/23	700	699,929
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	1,900	1,870,366
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	1,200	1,166,530
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	1,400	1,383,365
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	1,300	1,263,346
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.307%	(c)	07/15/20	200	200,268
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	2,700	2,709,249
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B, 1 Month LIBOR + 0.360%	2.182%	(c)	02/20/19	47	47,223
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.627%	(c)	05/17/21	100	100,672
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 1 Month LIBOR + 0.570%, 144A	2.347%	(c)	01/18/22	1,700	1,709,240
Huntington Auto Trust, Series 2016-1, Class A3	1.590%		11/16/20	1,700	1,688,683
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.077%	(c)	07/15/19	488	488,037
Nissan Auto Lease Trust, Series 2016-B, Class A2B, 1 Month LIBOR + 0.280%	2.057%	(c)	12/17/18	31	31,291
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	3,373	3,355,022
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%		12/16/19	1	988

A506

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2^	2.590%		11/16/20	800	$799,948

					24,371,333

Collateralized Loan Obligations — 9.0%
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.772%	(c)	04/16/27	250	250,188
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	2.542%	(c)	01/15/27	750	750,509
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.065%	(c)	05/20/25	226	225,665
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	2.722%	(c)	04/15/29	438	437,631
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	2.524%	(c)	01/17/28	750	749,571
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.175%	(c)	10/20/29	250	252,525
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.089%	(c)	05/15/25	750	750,713
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 3 Month LIBOR + 1.150%, 144A	2.910%	(c)	07/27/26	500	500,072
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	2.855%	(c)	01/22/31	500	503,584
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.922%	(c)	07/15/26	1,000	999,941
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.972%	(c)	01/16/26	250	250,216
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	500	500,482
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.139%	(c)	05/15/26	750	750,848
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.902%	(c)	07/15/26	1,875	1,878,787
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.578%	(c)	01/18/28	500	500,107
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.036%	(c)	02/20/31	1,000	1,001,616
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	750	752,586
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	750	749,870

A507

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.865%	(c)	04/20/25	562	$563,140
Romark CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	— %	(p)	04/20/31	750	749,999
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.914%	(c)	04/18/26	250	250,169
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.550%	(c)	07/20/27	1,500	1,500,201
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	01/20/31	1,000	1,001,517
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	3.064%	(c)	04/18/26	1,000	999,976
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class AAR2, 3 Month LIBOR + 0.990%, 144A	3.345%	(c)	04/18/31	1,000	1,000,000
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	2.634%	(c)	01/18/29	1,000	999,985
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	2.787%	(c)	01/20/31	500	501,968
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.220%, 144A	2.965%	(c)	04/20/26	750	750,007
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.881%	(c)	01/17/31	500	501,911
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.075%	(c)	04/15/29	4,000	4,000,000

					24,623,784

Credit Cards — 5.6%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.277%	(c)	12/15/21	200	200,572
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.227%	(c)	09/16/24	3,400	3,430,807
BA Credit Card Trust, Series 2014-A1, Class A, 1 Month LIBOR + 0.380%	2.157%	(c)	06/15/21	210	210,481
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.167%	(c)	10/15/21	200	200,601
Chase Issuance Trust, Series 2013-A3, Class A3, 1 Month LIBOR + 0.280%	2.057%	(c)	04/15/20	400	400,026
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.187%	(c)	05/17/21	200	200,559
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.077%	(c)	01/18/22	1,900	1,905,114
Chase Issuance Trust, Series 2017-A2, Class A, 1 Month LIBOR + 0.400%	2.177%	(c)	03/15/24	800	804,816
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,800	1,756,480

A508

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.192%	(c)	12/07/23	1,400	$1,411,599
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.474%	(c)	04/22/26	900	906,177
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	2.267%	(c)	07/15/24	1,200	1,210,895
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	1,000	970,717
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.037%	(c)	08/16/21	1,500	1,500,449

					15,109,293

Equipment — 0.3%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	800	787,016

Student Loans — 0.6%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	800	797,002
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.622%	(c)	06/25/65	388	388,285
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	2.352%	(c)	03/25/66	184	184,040
Navient Student Loan Trust, Series 2017-1A, Class A1, 1 Month LIBOR + 0.400%, 144A	2.272%	(c)	07/26/66	353	353,427

					1,722,754

TOTAL ASSET-BACKED SECURITIES (cost $66,760,979)					66,614,180

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.2%
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	2,000	1,903,598
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	713	695,763
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	500	472,074
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	1,788	1,723,759
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	26	26,455
Commercial Mortgage Trust, Series 2014-CR21, Class A3	3.528%		12/10/47	240	241,827
Commercial Mortgage Trust, Series 2014-LC17, Class A3	3.723%		10/10/47	115	117,261
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	130	130,217
Commercial Mortgage Trust, Series 2014-UBS4, Class A5	3.694%		08/10/47	155	157,857
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	1,881	1,864,484
Commercial Mortgage Trust, Series 2015-PC1, Class A2	3.148%		07/10/50	1,035	1,036,904

A509

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	1,600	$1,529,960
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	390	398,790
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	145	143,915
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	1,624	1,609,164
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	150	149,002
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	2,241	2,199,058
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	200	194,011
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	200	202,182
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	474	474,206
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	721	715,048
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	894	874,716
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2	3.019%		08/15/46	760	761,492
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	670	670,504
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	402	399,312
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	130	129,668
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5	3.822%		07/15/48	1,695	1,733,830
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A2	2.882%		12/15/49	1,400	1,334,343
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	23	22,674
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	1,971,002
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4 18	2.694%		04/15/46	1,554	1,517,735
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	41	41,047
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	13	12,626
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	370	365,422
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	1,838	1,820,210
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	1,100	1,047,703
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,900	1,876,363
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	838	841,205
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	2.836%	(c)	07/15/46	3,625	3,673,046

A510

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A3	2.807%	11/15/59	1,100	$1,044,801
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%	12/15/59	1,900	1,890,506
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%	07/15/50	732	718,358
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	1,300	1,269,652
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	1,600	1,578,788

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,502,084)				41,580,538

CORPORATE BONDS — 13.5%

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	825	811,701
General Motors Financial Co., Inc., Gtd. Notes	3.700%	05/09/23	20	19,854
General Motors Financial Co., Inc., Gtd. Notes(a)	4.300%	07/13/25	840	841,172

				1,672,727

Banks — 5.4%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	1,750	1,743,276
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	1.750%	10/05/20	200	195,672
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.419%	12/20/28	168	160,927
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	1,445	1,476,125
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	880	850,539
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	25	24,688
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	750	763,415
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	750	751,421
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	500	493,585
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.500%	01/25/21	500	496,408
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	500	499,255
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	750	748,882
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	1,000	944,703
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	60	58,859
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	965	955,228
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	470	464,085
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	160	150,562
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	600	575,590
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.509%	01/23/29	315	305,771
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	25	25,203
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	530	536,485
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	1,090	1,031,504
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	585	589,171

A511

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	900	$872,612

				14,713,966

Biotechnology — 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	25	22,826

Commercial Services — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	800	768,300

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	1,625	1,607,837

Diversified Financial Services — 0.2%
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150%	07/24/24	250	250,447
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	2.375%	01/29/21	250	247,953

				498,400

Electric — 0.8%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	15	13,901
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	960	926,150
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	35	31,943
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	535	525,636
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	615	583,670

				2,081,300

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	25	24,515
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	300	308,249

				332,764

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	1,050	1,033,919

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	115	117,519
Comcast Corp., Gtd. Notes	2.350%	01/15/27	55	49,379
Comcast Corp., Gtd. Notes	3.150%	03/01/26	5	4,814
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	500	499,999

				671,711

Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	960	952,804
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	805	780,770
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	650	636,214

				2,369,788

Oil & Gas — 0.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	620	644,327
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	750	741,434

A512

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	700	$725,187
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	400	408,754

				2,519,702

Packaging & Containers — 0.2%
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	635	650,099

Pharmaceuticals — 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	825	813,057
Allergan Funding SCS, Gtd. Notes(a)	3.800%	03/15/25	850	835,026
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	1,000	965,522

				2,613,605

Pipelines — 0.1%
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	315	299,763

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.500%	11/15/24	500	498,384
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	600	611,819

				1,110,203

Semiconductors — 0.2%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	700	700,909

Software — 0.6%
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,550	1,526,915

Telecommunications — 0.5%
Anixter, Inc., Gtd. Notes	5.625%	05/01/19	400	408,499
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	60	60,358
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	25	24,984
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	500	506,875
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	335	350,068

				1,350,784

Transportation — 0.2%
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	510	465,490

TOTAL CORPORATE BONDS (cost $37,941,575)				37,011,008

SOVEREIGN BONDS — 1.6%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	11/16/20	200	196,572
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%	09/08/20	400	391,670
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	189,380
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	196,699
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%	07/26/22	260	252,298

A513

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	06/22/26	300	$276,795
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%	05/18/22	1,500	1,458,198
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%	02/12/21	130	129,279
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27	780	754,151
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%	05/19/20	500	492,515

TOTAL SOVEREIGN BONDS (cost $4,444,771)				4,337,557

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.1%
Federal Home Loan Bank	1.125%	07/14/21	7,000	6,706,588
Federal Home Loan Mortgage Corp.	1.375%	08/15/19	800	790,686
Federal Home Loan Mortgage Corp.	1.625%	09/29/20	680	667,260
Federal Home Loan Mortgage Corp.	2.375%	02/16/21	8,050	8,027,218
Federal Home Loan Mortgage Corp.(k)	2.375%	01/13/22	530	526,232
Federal National Mortgage Assoc.(k)	1.875%	12/28/20	1,000	985,605
Federal National Mortgage Assoc.	1.875%	04/05/22	6,000	5,842,698
Federal National Mortgage Assoc.	2.000%	01/05/22	520	509,423
Federal National Mortgage Assoc.	2.000%	10/05/22	750	729,134
Federal National Mortgage Assoc.	2.125%	04/24/26	4,345	4,105,834
Federal National Mortgage Assoc.	2.375%	01/19/23	1,055	1,041,740
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%	03/15/20	260	259,540

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $30,875,490)				30,191,958

U.S. TREASURY OBLIGATIONS — 34.3%
U.S. Treasury Bonds	2.750%	08/15/47	2,400	2,293,781
U.S. Treasury Bonds	2.750%	11/15/47	475	454,089
U.S. Treasury Bonds	2.875%	05/15/43	90	88,713
U.S. Treasury Bonds	2.875%	08/15/45	40	39,281
U.S. Treasury Bonds	3.000%	11/15/44	4,000	4,026,562
U.S. Treasury Bonds	3.000%	05/15/45	505	508,176
U.S. Treasury Bonds	3.000%	05/15/47	370	371,807
U.S. Treasury Bonds	3.625%	08/15/43	1,010	1,130,687
U.S. Treasury Bonds	3.750%	11/15/43	80	91,378
U.S. Treasury Notes	1.625%	04/30/23	17,700	16,899,351
U.S. Treasury Notes	1.875%	04/30/22	3,866	3,770,407
U.S. Treasury Notes(k)	2.000%	06/30/24	13,100	12,606,191
U.S. Treasury Notes	2.000%	02/15/25	5,520	5,281,734
U.S. Treasury Notes(k)	2.125%	09/30/21	20,295	20,062,717
U.S. Treasury Notes	2.125%	05/15/25	16,720	16,101,491
U.S. Treasury Notes	2.250%	02/15/27	355	341,202
U.S. Treasury Notes	2.375%	08/15/24	7,090	6,970,079
U.S. Treasury Notes	2.500%	05/15/24	1,890	1,874,201
U.S. Treasury Notes	2.750%	02/15/28	825	825,419

TOTAL U.S. TREASURY OBLIGATIONS (cost $94,887,049)				93,737,266

TOTAL LONG-TERM INVESTMENTS (cost $277,411,948)				273,472,507

A514

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 0.7%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,804	$3,804
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,931,786; includes $1,928,123 of cash collateral for securities on loan)(b)(w)	1,931,818	1,931,432

TOTAL SHORT-TERM INVESTMENTS (cost $1,935,590)		1,935,236

TOTAL INVESTMENTS — 100.8% (cost $279,347,538)		275,407,743
Liabilities in excess of other assets(z) — (0.8)%		(2,219,002)

NET ASSETS — 100.0%		$273,188,741

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,499,877 and 0.5% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,892,706; cash collateral of $1,928,123 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of March 31, 2018.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
67	90 Day Euro Dollar	Dec. 2018	$16,332,088	$91,986
48	2 Year U.S.Treasury Notes	Jun. 2018	10,205,250	(4,897)
28	5 Year U.S.Treasury Notes	Jun. 2018	3,204,906	(12,424)
176	10 Year U.S. Treasury Notes	Jun. 2018	21,320,750	(148,528)
9	10 Year U.S. Ultra Treasury Notes	Jun. 2018	1,168,734	(16,678)
101	20 Year U.S. Treasury Bonds	Jun. 2018	14,809,125	(372,649)
37	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	5,937,344	(93,390)

				$(556,580)

Securities with a combined market value of $953,614 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.|

A515

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Inflation swap agreement outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
330	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$8	$(5,158)	$(5,166)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,900	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$(6,038)	$83,956	$89,994
2,365	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,553)	11,836	13,389
5,315	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,527	23,374	21,847
8,085	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	6,382	41,425	35,043
5,720	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,065	18,497	17,432
2,420	12/31/20	1.678%(S)	3 Month LIBOR(1)(Q)	1,128	52,470	51,342
4,875	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(15,298)	(15,298)
6,190	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	3,274	(102,045)	(105,319)
5,414	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	172	(90,119)	(90,291)
310	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	151	14,190	14,039
19,705	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(10,133)	418,045	428,178
55,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	450	1,502,490	1,502,040
2,000	12/31/22	1.903%(S)	3 Month LIBOR(1)(Q)	1,098	61,890	60,792
575	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	23,646	36,191	12,545
3,473	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	169	69,366	69,197
10	11/15/23	2.217%(S)	3 Month LIBOR(1)(Q)	(11)	195	206
20,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	295	694,817	694,522
15,955	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(120,827)	467,329	588,156
9,830	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(12,358)	277,457	289,815
3,800	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(6,098)	114,706	120,804
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	66,316	61,646
4,450	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	13,165	168,170	155,005
28,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	81,116	919,047	837,931
600	12/31/24	2.072%(S)	3 Month LIBOR(1)(Q)	420	21,437	21,017
2,065	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(11,074)	(11,074)
2,960	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,050	(15,082)	(19,132)
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	62,374	42,643
920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	21,294	21,837

A516

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	$—	$12,466	$12,466
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	9,605	9,740
915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	31,332	31,332
5,300	07/07/27	2.310%(S)	3 Month LIBOR(2)(Q)	—	(192,270)	(192,270)
10,000	12/01/27	2.183%(S)	3 Month LIBOR(2)(Q)	103	(448,014)	(448,117)
26,100	12/06/27	2.308%(S)	3 Month LIBOR(2)(Q)	(336,751)	(880,501)	(543,750)
301,200	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	12,141,888	(11,864,271)	(24,006,159)
1,725	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(11,942)	(124,563)	(112,621)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	4,933	4,933

				$11,798,111	$(8,538,029)	$(20,336,140)

Securities with a combined market value of $10,684,702 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

        Level 1 - unadjusted quoted prices generally in active markets for identical securities.

        Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other         observable inputs.

        Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$22,871,456	$1,499,877
Collateralized Loan Obligations	—	24,623,784	—
Credit Cards	—	15,109,293	—
Equipment	—	787,016	—
Student Loans	—	1,722,754	—
Commercial Mortgage-Backed Securities	—	41,580,538	—
Corporate Bonds	—	37,011,008	—
Sovereign Bonds	—	4,337,557	—
U.S. Government Agency Obligations	—	30,191,958	—
U.S. Treasury Obligations	—	93,737,266	—
Affiliated Mutual Funds	1,935,236	—	—
Other Financial Instruments*
Futures Contracts	(556,580)	—	—
Centrally Cleared Inflation Swap Agreement	—	(5,166)	—
Centrally Cleared Interest Rate Swap Agreements	—	(20,336,140)	—

Total	$1,378,656	$251,631,324	$1,499,877

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A517

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A518

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 94.2%

ASSET-BACKED SECURITIES — 9.0%

Automobiles — 2.7%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.177%	(c)	02/15/21	50	$50,065
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,344
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,832
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	112	111,529
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	100	99,275
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A^	2.870%		10/20/23	200	199,980
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	100	98,812
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.127%	(c)	09/15/22	100	100,269
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	800	802,740
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.417%	(c)	06/15/21	50	50,242
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	100	99,265
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A^	2.710%		10/20/20	200	199,994
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2^	2.590%		11/16/20	200	199,987

					2,210,334

Collateralized Loan Obligations — 5.4%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	2.542%	(c)	01/15/27	250	250,170
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	0.000%	(cc)	04/23/31	500	500,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%	3.310%	(c)	04/17/31	250	250,000
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.330%	(c)	04/24/31	500	500,000
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	2.855%	(c)	01/22/31	250	251,792
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	2.941%	(c)	04/19/29	250	250,436
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	0.000%	(cc)	04/26/31	250	250,000
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 144A	0.000%	(cc)	04/25/31	500	500,000
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	250	249,957

A519

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.550%	(c)	07/20/27	250	$250,034
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	3.165%	(c)	10/20/28	250	250,825
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.314%	(c)	04/25/31	250	250,000
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	2.634%	(c)	01/18/29	250	249,996
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.075%	(c)	04/15/29	500	500,000

					4,503,210

Credit Cards — 0.4%
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.227%	(c)	09/16/24	100	100,906
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.077%	(c)	01/18/22	100	100,269
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	2.081%	(c)	08/08/24	100	100,340

					301,515

Student Loans — 0.5%
Commonbond Student Loan Trust, Series 2018-AGS, Class A1, 144A	3.210%		02/25/44	200	200,352
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	200	199,250

					399,602

TOTAL ASSET-BACKED SECURITIES (cost $7,412,602)					7,414,661

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.5%
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60	76	74,012
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50	61	59,481
CD Mortgage Trust, Series 2016-CD1, Class A1	1.443%		08/10/49	337	328,378
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	50	48,467
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%		11/10/48	50	51,022
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	199	193,901
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	133	125,572
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A2	3.109%		09/15/50	100	98,693
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	894	861,880
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	350	350,984
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	50	51,839

A520

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	40	$40,067
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	110	110,239
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	185	182,871
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	28	27,866
CSAIL 2015-C1 Commercial Mortgage Trust, Series 2015-C1, Class A1	1.684%		04/15/50	229	227,636
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	454	449,888
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	640	627,607
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K063, Class A2	3.430%	(cc)	01/25/27	161	163,591
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	75	76,044
GS Mortgage Securities Trust, Series 2014-GC26, Class A5	3.629%		11/10/47	175	177,266
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	203	200,905
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	246	240,207
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A1	1.695%		03/15/49	166	164,108
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	640	629,555
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4 18	2.694%		04/15/46	102	99,649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	400	391,556
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1	1.462%		08/15/49	912	889,259
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	216	215,830
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5	3.741%		08/15/47	95	96,937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%		03/15/48	650	635,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A1	1.685%		07/15/50	627	620,645
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	535	530,249
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	750	774,488
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4	3.091%		08/10/49	20	19,943
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%		04/10/46	50	50,255
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%		09/15/58	1,019	1,006,626
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%	(cc)	07/15/58	50	50,869
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	171	169,076
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4	3.718%		12/15/48	70	71,489

A521

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%		10/15/49	70	$69,034
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	204	200,269
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	60	58,599
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	25	24,669
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	490	491,223

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,060,770)					12,028,405

CORPORATE BONDS — 11.2%

Auto Manufacturers — 0.1%
General Motors Financial Co., Inc., Gtd. Notes	3.850%		01/05/28	20	19,024
General Motors Financial Co., Inc., Gtd. Notes	4.350%		01/17/27	20	19,866

					38,890

Banks — 2.7%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%		05/25/18	100	99,879
Bank of America Corp., Sr. Unsec’d. Notes	3.366%		01/23/26	285	277,247
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.093%		10/01/25	50	48,069
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	240	239,528
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.442%		02/07/28	50	48,888
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%		01/10/28	485	482,374
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	500	493,585
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	45	44,434
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%		01/23/29	70	67,949
Morgan Stanley, Sr. Unsec’d. Notes	3.625%		01/20/27	50	48,941
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%		01/24/29	405	398,731

					2,249,625

Biotechnology — 0.5%
Baxalta, Inc., Gtd. Notes	4.000%		06/23/25	235	234,618
Celgene Corp., Sr. Unsec’d. Notes	3.450%		11/15/27	185	175,369

					409,987

Building Materials — 0.1%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%		02/14/26	50	50,096
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	3.500%		12/15/27	45	42,884

					92,980

Chemicals — 0.0%
LYB International Finance II BV, Gtd. Notes	3.500%		03/02/27	15	14,396

Commercial Services — 0.0%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.704%	(c)	05/22/19	10	10,031

A522

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers — 0.0%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	15	$14,831

Diversified Financial Services — 2.6%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.200%	01/25/28	60	57,576
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	2.375%	01/29/21	1,250	1,239,766
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	35	34,719
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%	09/19/22	850	822,634
Visa, Inc., Sr. Unsec’d. Notes	2.150%	09/15/22	35	33,727

				2,188,422

Electric — 0.2%
Commonwealth Edison Co., First Mortgage	2.950%	08/15/27	35	33,545
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	50	48,710
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250%	12/01/24	50	49,241
MidAmerican Energy Co., First Mortgage	3.100%	05/01/27	60	58,291

				189,787

Healthcare-Products — 0.2%
Stryker Corp., Sr. Unsec’d. Notes	3.650%	03/07/28	150	150,621

Insurance — 0.4%
Lincoln National Corp., Sr. Unsec’d. Notes	3.800%	03/01/28	240	237,937
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	50	52,860

				290,797

Media — 0.1%
Comcast Corp., Gtd. Notes	3.000%	02/01/24	50	48,710
Discovery Communications LLC, Gtd. Notes	2.200%	09/20/19	15	14,847

				63,557

Multi-National — 0.7%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	400	391,516
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%	06/15/22	50	52,415
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/04/18	130	129,801

				573,732

Oil & Gas — 0.6%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	25	24,714
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%	04/15/27	205	199,822
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	50	50,912
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%	01/15/28	180	176,982
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	50	53,013

				505,443

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	50	49,876

Packaging & Containers — 0.3%
WestRock Co., Gtd. Notes, 144A	3.750%	03/15/25	220	219,491

A523

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals — 1.4%
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	240	$235,772
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.450%	12/15/27	30	28,544
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	265	252,814
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	220	223,994
McKesson Corp., Sr. Unsec’d. Notes	3.950%	02/16/28	240	237,026
Mylan, Inc., Gtd. Notes, 144A	4.550%	04/15/28	195	195,317

				1,173,467

Pipelines — 0.9%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%	04/01/24	275	274,593
MPLX LP, Sr. Unsec’d. Notes	4.000%	03/15/28	10	9,855
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	15	14,862
ONEOK, Inc., Gtd. Notes	4.000%	07/13/27	235	231,516
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	4.000%	03/15/28	195	190,728
Williams Partners LP, Sr. Unsec’d. Notes	3.350%	08/15/22	50	49,084

				770,638

Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%	07/26/27	190	182,443

Software — 0.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	50	50,023
Microsoft Corp., Sr. Unsec’d. Notes	3.300%	02/06/27	50	49,638

				99,661

TOTAL CORPORATE BONDS (cost $9,401,469)				9,288,675

SOVEREIGN BONDS — 1.5%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	11/16/20	200	196,572
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes	1.125%	04/17/18	200	199,933
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%	07/26/22	100	97,038
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	05/04/22	200	193,869
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%	02/12/21	150	149,168
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27	300	290,058
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%	10/05/18	100	99,431

TOTAL SOVEREIGN BONDS (cost $1,235,820)				1,226,069

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal Home Loan Banks	1.250%	01/16/19	250	248,315
Federal Home Loan Mortgage Corp.	1.375%	08/15/19	1,000	988,357
Federal Home Loan Mortgage Corp., MTN	0.875%	10/12/18	250	248,608
Federal National Mortgage Assoc	1.500%	07/30/20	200	195,991
Federal National Mortgage Assoc	2.000%	10/05/22	1,700	1,652,704
Federal National Mortgage Assoc	2.000%	10/25/22	20	19,446
Federal National Mortgage Assoc	2.375%	01/19/23	165	162,926

A524

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Notes(k)	1.875%	09/24/26	285	$262,669
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.750%	10/15/18	34	33,943
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%	03/15/20	305	304,460
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	02/01/27	150	148,815

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,283,866)				4,266,234

U.S. TREASURY OBLIGATIONS — 52.8%
U.S. Treasury Bonds	2.750%	08/15/47	2,615	2,499,266
U.S. Treasury Bonds	2.750%	11/15/47	145	138,617
U.S. Treasury Bonds	2.875%	08/15/45	570	559,758
U.S. Treasury Bonds	3.000%	05/15/45	685	689,308
U.S. Treasury Bonds	3.625%	08/15/43	170	190,314
U.S. Treasury Notes	1.750%	05/15/23	1,015	974,638
U.S. Treasury Notes(k)	2.000%	06/30/24	20,415	19,645,450
U.S. Treasury Notes	2.125%	05/15/25	1,300	1,251,910
U.S. Treasury Notes	2.250%	12/31/24	70	68,138
U.S. Treasury Notes	2.250%	11/15/25	95	91,953
U.S. Treasury Notes	2.250%	11/15/27	1,020	977,048
U.S. Treasury Notes	2.375%	01/31/23	7,665	7,602,123
U.S. Treasury Notes	2.375%	08/15/24	8,810	8,660,987
U.S. Treasury Notes	2.625%	02/28/23	415	416,264

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,796,626)				43,765,774

TOTAL LONG-TERM INVESTMENTS (cost $78,191,153)				77,989,818

			Shares

SHORT-TERM INVESTMENTS — 8.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			6,774,867	6,774,867
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)			8,205	8,203

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,783,070)				6,783,070

TOTAL INVESTMENTS — 102.4% (cost $84,974,223)				84,772,888
Liabilities in excess of other assets(z) — (2.4)%				(1,947,686)

NET ASSETS — 100.0%				$82,825,202

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $599,961 and 0.7% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A525

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
60	10 Year U.S. Ultra Treasury Bonds	Jun. 2018	$7,791,562	$74,905

Short Positions:
33	90 Day Euro Dollar	Dec. 2018	8,044,162	(31)
28	2 Year U.S. Treasury Notes	Jun. 2018	5,953,062	(2,508)
314	5 Year U.S. Treasury Notes	Jun. 2018	35,940,734	(117,035)
132	10 Year U.S. Treasury Notes	Jun. 2018	15,990,562	(157,192)
24	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	3,851,250	(133,116)

				(409,882)

				$(334,977)

Securities with a combined market value of $599,340 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date		Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
645	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$	(261)	$3,406	$3,667
2,345	12/31/19	2.107%(A)	1 Day USOIS(1)(A)		(3)	—	3
1,270	12/31/19	2.040%(A)	1 Day USOIS(1)(A)		47	2,141	2,094
1,340	03/23/21	2.370%(A)	1 Day USOIS(1)(A)		—	(4,205)	(4,205)
465	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)		164	9,865	9,701
1,485	05/31/22	2.353%(A)	1 Day USOIS(1)(A)		—	(2,545)	(2,545)
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)		—	(3,083)	(3,083)
1,895	02/28/25	2.454%(A)	1 Day USOIS(1)(A)		2,969	(9,656)	(12,625)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)		1,615	5,647	4,032
83,685	12/29/28	2.900%(S)	3 Month LIBOR(2)(Q)		461,679	1,481,348	1,019,669
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)		(2,863)	(29,245)	(26,382)

					$463,347	$1,453,673	$990,326

A security with a market value of $3,762,611 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A526

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$1,610,373	$599,961
Collateralized Loan Obligations	—	4,503,210	—
Credit Cards	—	301,515	—
Student Loans	—	399,602	—
Commercial Mortgage-Backed Securities	—	12,028,405	—
Corporate Bonds	—	9,288,675	—
Sovereign Bonds	—	1,226,069	—
U.S. Government Agency Obligations	—	4,266,234	—
U.S. Treasury Obligations	—	43,765,774	—
Affiliated Mutual Funds	6,783,070	—	—
Other Financial Instruments*
Futures Contracts	(334,977)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	990,326	—

Total	$6,448,093	$78,380,183	$599,961

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A527

AST BOND PORTFOLIO 2029

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 93.5%

ASSET-BACKED SECURITIES — 3.3%

Automobiles — 3.3%
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	75	$74,353
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	50	50,171
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A^	2.710%		10/20/20	50	49,998
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2^	2.590%		11/16/20	50	49,997

TOTAL ASSET-BACKED SECURITIES (cost $224,467)					224,519

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.2%
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60	10	9,738
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50	10	9,751
BANK, Series 2018-BN10, Class A4	3.428%		02/15/61	50	49,480
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	19	18,198
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	16	15,208
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	10	9,441
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	67	64,641
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	35	35,098
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	13	13,220
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	36	35,861
Fannie Mae-Aces, Series 2015-M17, Class A2	2.938%	(cc)	11/25/25	65	64,374
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	50	48,652
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	17	17,282
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	19	18,129
GS Mortgage Securities Trust, Series 2017-GS8, Class A3	3.205%		11/10/50	80	77,925
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A1	1.695%		03/15/49	12	11,935
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.422%		06/15/49	52	51,045
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	31	30,661
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	23	22,590
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1	1.462%		08/15/49	79	77,327
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	17	17,039
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%		03/15/48	50	48,897
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A1	1.685%		07/15/50	57	56,422
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	41	40,311

A528

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%	02/15/51	60	$61,959
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	23	22,838
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%	09/15/58	83	81,620
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%	09/15/57	11	11,087
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%	10/15/49	18	17,259
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%	07/15/50	18	17,415
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	34	34,045

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,089,084)				1,089,448

CORPORATE BONDS — 13.6%

Airlines — 0.1%
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500%	09/01/31	10	9,877

Banks — 4.2%
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	01/23/26	45	43,776
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	40	39,783
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.691%	06/05/28	20	19,389
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	20	20,103
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	20	19,284
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	20	19,414
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	4.000%	01/27/20	100	102,753
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%	01/24/29	15	14,768

				279,270

Biotechnology — 1.1%
Baxalta, Inc., Gtd. Notes	4.000%	06/23/25	25	24,959
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25	25	25,593
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27	25	23,698

				74,250

Commercial Services — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	35	35,237

Electric — 0.3%
American Electric Power Co. Inc., Sr. Unsec’d. Notes	3.200%	11/13/27	25	23,824

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	25	25,253

Media — 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	35	35,767

A529

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National — 3.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23	100	$97,878
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	100	103,024

					200,902

Oil & Gas — 0.6%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%		04/15/27	15	14,621
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%		01/15/28	25	24,581

					39,202

Pharmaceuticals — 0.9%
Allergan Funding SCS, Gtd. Notes	3.800%		03/15/25	35	34,383
Express Scripts Holding Co., Gtd. Notes	3.400%		03/01/27	25	23,488

					57,871

Pipelines — 1.6%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	25	24,963
MPLX LP, Sr. Unsec’d. Notes	4.000%		03/15/28	5	4,928
ONEOK Partners LP, Gtd. Notes	4.900%		03/15/25	40	41,755
Williams Partners LP, Sr. Unsec’d. Notes	4.000%		09/15/25	35	34,437

					106,083

Road & Rail — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	25	24,875

TOTAL CORPORATE BONDS (cost $927,581)					912,411

SOVEREIGN BONDS — 2.9%
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	50	48,519
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	50	48,467
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22	50	49,028
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	50	48,342

TOTAL SOVEREIGN BONDS (cost $197,573)					194,356

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.6%
Federal Home Loan Bank	1.375%		09/28/20	300	292,645
Federal Home Loan Mortgage Corp.	1.375%		08/15/19	100	98,836
Federal Home Loan Mortgage Corp.(k)	1.500%		01/17/20	300	295,721
Federal National Mortgage Assoc	2.000%		10/05/22	250	243,045
Federal National Mortgage Assoc	2.125%		04/24/26	100	94,496
Federal National Mortgage Assoc	2.375%		01/19/23	420	414,721
Residual Funding Corp., Principal Strip, Unsec’d. Notes	2.190%	(s)	10/15/20	300	281,812
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.750%		10/15/18	265	264,559

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,998,444)					1,985,835

A530

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Bonds	2.875%	08/15/45	185	$181,676
U.S. Treasury Notes(k)	2.000%	06/30/24	790	760,221
U.S. Treasury Notes(k)	2.250%	12/31/24	960	934,462

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,879,218)				1,876,359

TOTAL LONG-TERM INVESTMENTS (cost $6,316,367)				6,282,928

			Shares

SHORT-TERM INVESTMENT — 7.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) (cost $495,952)			495,952	495,952

TOTAL INVESTMENTS — 100.9% (cost $6,812,319)				6,778,880
Liabilities in excess of other assets(z) — (0.9)%				(58,348)

NET ASSETS — 100.0%				$6,720,532

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $99,995 and 1.5% of net assets.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
1	90 Day Euro Dollar	Dec. 2018	$243,762	$(90)
5	2 Year U.S. Treasury Notes	Jun. 2018	1,063,047	(320)
1	5 Year U.S. Treasury Notes	Jun. 2018	114,461	(9)
8	10 Year U.S. Treasury Notes	Jun. 2018	969,125	(5,934)
1	10 Year U.S. Ultra Treasury Notes	Jun. 2018	129,859	(1,853)
1	20 Year U.S. Treasury Bonds	Jun. 2018	146,625	(3,744)

				$(11,950)

A security with a market value of $175,212 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

A531

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
210	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	$—	$679	$679
170	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(533)	(533)
2,035	01/04/23	2.289%(S)	3 Month LIBOR(1)(Q)	16,700	34,743	18,043
1,000	01/04/25	2.360%(S)	3 Month LIBOR(1)(Q)	—	21,479	21,479
7,905	12/28/29	2.490%(S)	3 Month LIBOR(2)(Q)	(69,041)	(202,443)	(133,402)

				$(52,341)	$(146,075)	$(93,734)

Securities with a combined market value of $397,123 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities
Automobiles	$—	$124,524	$99,995
Commercial Mortgage-Backed Securities	—	1,089,448	—
Corporate Bonds	—	912,411	—
Sovereign Bonds	—	194,356	—
U.S. Government Agency Obligations	—	1,985,835	—
U.S. Treasury Obligations	—	1,876,359	—
Affiliated Mutual Fund	495,952	—	—
Other Financial Instruments*
Futures Contracts	(11,950)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(93,734)	—

Total	$484,002	$6,089,199	$99,995

A532

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities- Automobiles
Balance as of 01/02/18	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases/Exchanges/Issuances	99,995
Sales/Paydowns	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 03/31/18	$99,995

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities- Automobiles	$99,995	Market Approach	Single Broker Indicative Quote

A533

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 2.4%
Raytheon Co.	172,650	$37,261,323

Air Freight & Logistics — 1.8%
United Parcel Service, Inc. (Class B Stock)	279,000	29,200,140

Automobiles — 1.4%
General Motors Co.	603,630	21,935,914

Banks — 6.4%
Bank of America Corp.	825,000	24,741,749
JPMorgan Chase & Co.	425,000	46,737,250
U.S. Bancorp	300,000	15,150,000
Wells Fargo & Co.	270,250	14,163,803

		100,792,802

Beverages — 3.7%
Anheuser-Busch InBev
SA/NV (Belgium), ADR(a)	151,210	16,624,027
Coca-Cola Co. (The)	600,000	26,058,000
PepsiCo, Inc.	150,000	16,372,500

		59,054,527

Capital Markets — 5.6%
Bank of New York Mellon Corp. (The)	585,000	30,145,050
BlackRock, Inc.	41,000	22,210,520
Blackstone Group LP (The), MLP	1,150,000	36,742,500

		89,098,070

Chemicals — 6.6%
DowDuPont, Inc.	428,927	27,326,939
Ecolab, Inc.	178,850	24,514,970
PPG Industries, Inc.	300,000	33,480,000
Praxair, Inc.	137,000	19,769,100

		105,091,009

Commercial Services & Supplies — 1.7%
Waste Management, Inc.	315,000	26,497,800

Containers & Packaging — 1.9%
International Paper Co.	547,330	29,243,842

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc. (Class B Stock)*	200,000	39,896,000

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	315,000	15,063,300

Electric Utilities — 2.4%
Brookfield Infrastructure Partners LP (Canada)	541,115	22,532,029
NextEra Energy, Inc.	97,310	15,893,642

		38,425,671

Energy Equipment & Services — 2.0%

Schlumberger Ltd.	500,000	32,390,000

Equity Real Estate Investment Trusts (REITs) — 4.5%
American Tower Corp.	223,730	32,516,918
Healthcare Trust of America, Inc. (Class A Stock)	580,610	15,357,135
Weyerhaeuser Co.	650,000	22,750,000

		70,624,053

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	73,960	13,936,283

Shares		Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Sysco Corp.(a)	160,000	$9,593,600
Walmart, Inc.	310,900	27,660,773

		51,190,656

Food Products — 5.6%
Lamb Weston Holdings, Inc.	268,470	15,630,323
McCormick & Co., Inc.(a)	168,630	17,940,546
Mondelez International, Inc. (Class A Stock) .	600,000	25,038,000
Nestle SA (Switzerland), ADR	369,100	29,177,355

		87,786,224

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	82,620	17,680,680

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	144,160	22,543,741

Household Products — 2.5%
Kimberly-Clark Corp.	74,810	8,238,825
Procter & Gamble Co. (The)	400,000	31,712,000

		39,950,825

Independent Power & Renewable Electricity Producers — 0.6%
Brookfield Renewable Partners LP (Canada), MLP, (NYSE)	47,160	1,468,091
Brookfield Renewable Partners LP (Canada), MLP, (TSX)	241,760	7,517,294

		8,985,385

Industrial Conglomerates — 2.5%
3M Co.	180,070	39,528,966

Insurance — 2.8%
MetLife, Inc.	418,050	19,184,315
Travelers Cos., Inc. (The)	180,510	25,065,619

		44,249,934

IT Services — 3.0%
Mastercard, Inc. (Class A Stock)	145,000	25,398,200
Visa, Inc. (Class A Stock)(a)	180,000	21,531,600

		46,929,800

Machinery — 0.5%
Pentair PLC (United Kingdom)	125,000	8,516,249

Media — 5.5%
Comcast Corp. (Class A Stock)	773,880	26,443,480
Time Warner, Inc.	320,000	30,265,600
Walt Disney Co. (The)	302,600	30,393,144

		87,102,224

Multi-Utilities — 1.7%
WEC Energy Group, Inc.(a)	418,750	26,255,625

Oil, Gas & Consumable Fuels — 6.4%
Enbridge, Inc. (Canada)	729,537	22,958,529
Exxon Mobil Corp.	341,250	25,460,663
Kinder Morgan, Inc.	800,000	12,048,000
Phillips 66	148,310	14,225,895
Williams Cos., Inc. (The)	1,050,000	26,103,000

		100,796,087

Pharmaceuticals — 7.5%
Johnson & Johnson	300,000	38,445,000

A534

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	520,000	$28,324,400
Pfizer, Inc.	600,000	21,294,000
Zoetis, Inc.	366,220	30,583,032

		118,646,432

Road & Rail — 2.0%
Union Pacific Corp.	230,380	30,969,983

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	180,000	9,374,400
Texas Instruments, Inc.	170,000	17,661,300

		27,035,700

Software — 2.8%
Microsoft Corp.	480,130	43,821,465

Specialty Retail — 2.4%
Home Depot, Inc. (The)	210,300	37,483,872

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	225,020	37,753,856

TOTAL LONG-TERM INVESTMENTS
(cost $1,206,246,857)		1,571,802,155

SHORT-TERM INVESTMENTS — 3.8%
AFFILIATED MUTUAL FUND — 3.8%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $59,902,433; includes $59,803,755 of cash collateral for securities on loan)(b)(w)	59,905,684	59,899,694

Shares		Value
UNAFFILIATED FUND — 0.0%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $994,329)	994,329	$994,329

TOTAL SHORT-TERM INVESTMENTS
(cost $60,896,762)		60,894,023

TOTAL INVESTMENTS — 103.3%
(cost $1,267,143,619)		1,632,696,178
Liabilities in excess of other assets — (3.3)%		(52,378,911)

NET ASSETS — 100.0%		$1,580,317,267

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,169,026; cash collateral of $59,803,755 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$37,261,323	$—	$—
Air Freight & Logistics	29,200,140	—	—
Automobiles	21,935,914	—	—
Banks	100,792,802	—	—
Beverages	59,054,527	—	—
Capital Markets	89,098,070	—	—
Chemicals	105,091,009	—	—
Commercial Services & Supplies	26,497,800	—	—
Containers & Packaging	29,243,842	—	—
Diversified Financial Services	39,896,000	—	—

A535

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Telecommunication Services	15,063,300	—	—
Electric Utilities	38,425,671	—	—
Energy Equipment & Services	32,390,000	—	—
Equity Real Estate Investment Trusts (REITs)	70,624,053	—	—
Food & Staples Retailing	51,190,656	—	—
Food Products	87,786,224	—	—
Health Care Providers & Services	17,680,680	—	—
Hotels, Restaurants & Leisure	22,543,741	—	—
Household Products	39,950,825	—	—
Independent Power & Renewable Electricity Producers	8,985,385	—	—
Industrial Conglomerates	39,528,966	—	—
Insurance	44,249,934	—	—
IT Services	46,929,800	—	—
Machinery	8,516,249	—	—
Media	87,102,224	—	—
Multi-Utilities	26,255,625	—	—
Oil, Gas & Consumable Fuels	100,796,087	—	—
Pharmaceuticals	118,646,432	—	—
Road & Rail	30,969,983	—	—
Semiconductors & Semiconductor Equipment	27,035,700	—	—
Software	43,821,465	—	—
Specialty Retail	37,483,872	—	—
Technology Hardware, Storage & Peripherals	37,753,856	—	—
Affiliated Mutual Fund	59,899,694	—	—
Unaffiliated Fund	994,329	—	—

Total	$1,632,696,178	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A536

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.7%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	40,498,022	$438,998,556
AST AQR Emerging Markets Equity Portfolio*	2,450,565	32,592,517
AST AQR Large-Cap Portfolio*	70,222,872	1,287,185,241
AST BlackRock Low Duration Bond Portfolio*	2,233,790	23,923,889
AST BlackRock/Loomis Sayles Bond Portfolio*	9,623,215	129,913,406
AST ClearBridge Dividend Growth Portfolio* .	39,683,552	675,810,888
AST Goldman Sachs Global Income Portfolio*	19,267,349	205,967,955
AST Goldman Sachs Large-Cap Value Portfolio*	5,835,550	174,366,227
AST Goldman Sachs Mid-Cap Growth Portfolio*	6,267,672	61,360,512
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	118,771,313
AST Goldman Sachs Strategic Income Portfolio*	7,834,454	75,602,477
AST High Yield Portfolio*	5,780,516	57,805,162
AST Hotchkis & Wiley Large-Cap Value Portfolio*	17,392,076	500,543,950
AST International Growth Portfolio*	44,654,344	809,583,256
AST International Value Portfolio*	34,888,394	740,331,715
AST Jennison Large-Cap Growth Portfolio*	12,860,751	416,045,309
AST Loomis Sayles Large-Cap Growth Portfolio*	13,639,594	684,844,025
AST Lord Abbett Core Fixed Income Portfolio*	14,417,954	179,791,892
AST MFS Growth Portfolio*	16,194,903	403,900,882
AST MFS Large-Cap Value Portfolio*	31,358,768	610,868,798
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	971,224	33,274,131
AST Parametric Emerging Markets Equity Portfolio*	1,773,079	18,262,717
AST Prudential Core Bond Portfolio*	51,789,160	627,166,726
AST QMA International Core Equity Portfolio*	30,038,340	379,083,847
AST QMA Large-Cap Portfolio*	69,437,626	1,275,569,197
AST Small-Cap Growth Opportunities Portfolio*	7,228,998	148,483,619
AST Small-Cap Growth Portfolio*	3,327,285	149,727,828
AST Small-Cap Value Portfolio*	5,443,195	150,885,368
AST T. Rowe Price Large-Cap Growth Portfolio*	14,278,150	519,010,746
AST T. Rowe Price Large-Cap Value Portfolio*	34,150,299	502,009,388
AST Templeton Global Bond Portfolio*	79,450	889,835
AST WEDGE Capital Mid-Cap Value Portfolio*	1,330,575	33,051,473
AST Wellington Management Global Bond Portfolio*	48,583,373	517,412,919
AST Western Asset Core Plus Bond Portfolio*	33,426,109	422,506,012

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Emerging Markets Debt Portfolio*	1,624,689	$18,164,027

TOTAL LONG-TERM INVESTMENTS
(cost $9,711,880,885)(w)		12,423,705,803

SHORT-TERM INVESTMENTS — 11.9%
AFFILIATED MUTUAL FUND — 11.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,617,224,003)(w)	1,617,224,002	1,617,224,002

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
1.576%	06/14/18(k)	2,700	2,690,924
1.589%	06/14/18(k)	1,800	1,793,949
1.609%	06/14/18(k)	2,200	2,192,605
1.628%	06/14/18(k)	1,000	996,638
1.722%	06/14/18(k)	58,800	58,602,338

TOTAL U.S. TREASURY OBLIGATIONS
(cost $66,270,743)			66,276,454

TOTAL SHORT-TERM INVESTMENTS
(cost $1,683,494,746)			1,683,500,456

TOTAL INVESTMENTS — 99.6%
(cost $11,395,375,631)			14,107,206,259

Other assets in excess of liabilities(z) — 0.4%			52,834,096

NET ASSETS — 100.0%			$14,160,040,355

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A537

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
722	2 Year U.S. Treasury Notes	Jun. 2018	$153,503,970	$26,782
1,038	10 Year U.S. Treasury Notes	Jun. 2018	125,743,969	978,146
233	CAC40 10 Euro	Apr. 2018	14,777,701	(299,597)
34	DAX Index	Jun. 2018	12,675,585	(321,086)
1,681	Euro STOXX 50 Index	Jun. 2018	67,863,826	(1,278,264)
150	FTSE 100 Index	Jun. 2018	14,717,787	(315,674)
282	MSCI EAFE Index	Jun. 2018	28,208,460	(500,929)
1,413	Russell 2000 Mini Index	Jun. 2018	108,179,280	(4,954,656)
3,795	S&P 500 E-Mini Index	Jun. 2018	501,509,250	(27,712,988)
721	S&P 500 Index	Jun. 2018	476,400,750	(26,298,475)
813	TOPIX Index	Jun. 2018	130,387,153	201,934

				$(60,474,807)

Cash and foreign currency of $721,635 and securities with a combined market value of $66,276,454 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$14,040,929,805	$—	$—
U.S. Treasury Obligations	—	66,276,454	—
Other Financial Instruments*
Futures Contracts	(60,474,807)	—	—

Total	$13,980,454,998	$66,276,454	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A538

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Casinos & Gaming — 1.0%
Red Rock Resorts, Inc. (Class A Stock)	197,289	$5,776,622

Diversified REITs — 1.2%
Empire State Realty Trust, Inc. (Class A Stock)	409,037	6,867,731

Health Care REITs — 4.9%
Healthcare Trust of America, Inc. (Class A Stock)	569,984	15,076,077
Omega Healthcare Investors, Inc.(a)	158,033	4,273,212
Physicians Realty Trust	354,395	5,517,930
Sabra Health Care REIT, Inc.	228,213	4,027,959

		28,895,178

Hotel & Resort REITs — 5.8%
Host Hotels & Resorts, Inc.	788,888	14,704,872
Park Hotels & Resorts, Inc.	389,719	10,530,207
RLJ Lodging Trust	478,512	9,302,273

		34,537,352

Hotels, Resorts & Cruise Lines — 0.9%
Hilton Worldwide Holdings, Inc.	64,932	5,114,044

Industrial REITs — 7.9%
Americold Realty Trust(a)	256,138	4,887,113
Industrial Logistics Properties Trust*	215,471	4,382,680
Prologis, Inc.	594,896	37,472,499

		46,742,292

Office REITs — 16.4%
Alexandria Real Estate Equities, Inc.(a)	115,415	14,414,179
Boston Properties, Inc.	180,468	22,237,268
Cousins Properties, Inc.(a)	1,410,769	12,245,475
Douglas Emmett, Inc.	348,925	12,826,483
Hudson Pacific Properties, Inc.	461,978	15,028,144
Kilroy Realty Corp.	279,485	19,832,256

		96,583,805

Residential REITs — 22.4%
Apartment Investment & Management Co. (Class A Stock)	391,996	15,973,837
Camden Property Trust	111,866	9,416,880
Equity LifeStyle Properties, Inc.	67,504	5,924,826
Equity Residential	383,562	23,635,090
Essex Property Trust, Inc.	94,230	22,679,276
Invitation Homes, Inc.	360,406	8,228,070
Sun Communities, Inc.	186,528	17,043,063
UDR, Inc.	826,331	29,433,910

		132,334,952

Retail REITs — 13.6%
Agree Realty Corp.(a)	102,152	4,907,382
DDR Corp.	863,197	6,327,234
GGP, Inc.	891,526	18,240,623
Simon Property Group, Inc.	161,728	24,962,717
Urban Edge Properties	579,851	12,379,819
Weingarten Realty Investors	476,198	13,371,640

		80,189,415

Specialized REITs — 24.5%
Crown Castle International Corp.	190,271	20,855,604

	Shares	Value
COMMON STOCKS (Continued)
Specialized REITs (cont’d.)
CyrusOne, Inc.	233,977	$11,981,962
Digital Realty Trust, Inc.(a)	274,305	28,906,261
Equinix, Inc.	76,089	31,815,854
Extra Space Storage, Inc.(a)	366,858	32,048,715
GEO Group, Inc. (The)	104,387	2,136,802
Lamar Advertising Co. (Class A Stock)	59,999	3,819,536
Life Storage, Inc.(a)	122,871	10,262,186
VICI Properties, Inc.(a)	144,928	2,655,082

		144,482,002

TOTAL LONG-TERM INVESTMENTS
(cost $572,588,321)		581,523,393

SHORT-TERM INVESTMENTS — 12.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	6,289,823	6,289,823
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $69,663,405; includes $69,594,496 of cash collateral for securities on loan)(b)(w)	69,662,994	69,656,028

TOTAL SHORT-TERM INVESTMENTS
(cost $75,953,228)		75,945,851

TOTAL INVESTMENTS — 111.5%
(cost $648,541,549)		657,469,244
Liabilities in excess of other assets — (11.5)%		(67,641,020)

NET ASSETS — 100.0%		$589,828,224

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,372,364; cash collateral of $69,594,496 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A539

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Casinos & Gaming	$5,776,622	$—	$—
Diversified REITs	6,867,731	—	—
Health Care REITs	28,895,178	—	—
Hotel & Resort REITs	34,537,352	—	—
Hotels, Resorts & Cruise Lines	5,114,044	—	—
Industrial REITs	46,742,292	—	—
Office REITs	96,583,805	—	—
Residential REITs	132,334,952	—	—
Retail REITs	80,189,415	—	—
Specialized REITs	144,482,002	—	—
Affiliated Mutual Funds	75,945,851	—	—

Total	$657,469,244	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A540

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 57.4%
UNAFFILIATED EXCHANGE TRADED FUNDS — 7.2%
iShares MSCI Canada ETF			8,044	$221,693
iShares U.S. Real Estate ETF			16,933	1,277,934

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS
(cost $1,589,288)				1,499,627

UNAFFILIATED FUND** — 11.9%
Columbia Commodity Strategy Fund (Class I Stock) (cost $2,385,272)			439,634	2,479,534

Interest Rate	Maturity Date		Principal Amount (000)#
SOVEREIGN BONDS — 20.0%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
2.000%	08/21/35	AUD	30	29,564
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	25	33,216
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	79	110,267
0.100%	04/15/46	EUR	35	52,363
0.500%	04/15/30	EUR	39	57,095
French Republic Government Bond OAT (France),
Bonds
3.250%	05/25/45	EUR	62	106,539
Bonds, TIPS
0.250%	07/25/24	EUR	129	180,222
1.800%	07/25/40	EUR	41	88,154
3.150%	07/25/32	EUR	24	57,871
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	41	55,720
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/21	EUR	95	143,624
2.550%	09/15/41	EUR	30	52,183
3.100%	09/15/26	EUR	84	138,637
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	59	86,424
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.800%	03/20/47	JPY	12,750	122,070
0.800%	06/20/47	JPY	2,250	21,529
0.800%	09/20/47	JPY	11,750	112,279
2.400%	03/20/37	JPY	3,100	39,266
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	10,900	104,222
1.700%	09/20/32	JPY	12,700	144,030
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	65	81,131
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	72	101,739
Mexican Bonos (Mexico),

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Bonds
6.500%	06/10/21	MXN	1,600	$86,194
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.750%	07/15/27	EUR	434	545,097
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	83	66,257
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	36	10,122
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/15/25	EUR	5	6,919
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.400%	11/22/22	EUR	111	158,774
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
2.750%	10/31/24	EUR	180	253,398
4.200%	01/31/37	EUR	24	40,865
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, TIPS, 144A
1.000%	11/30/30	EUR	27	37,885
Sweden Inflation Linked Bond (Sweden),
Bonds
1.000%	06/01/25	SEK	920	135,995
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/24	GBP	51	91,716
0.125%	03/22/29	GBP	39	77,460
0.125%	03/22/44	GBP	51	128,960
0.125%	11/22/56	GBP	6	17,126
0.125%	11/22/65	GBP	26	89,657
0.250%	03/22/52	GBP	78	233,467
0.750%	03/22/34	GBP	83	200,500
1.125%	11/22/37	GBP	18	57,211

TOTAL SOVEREIGN BONDS
(cost $3,906,063)				4,155,748

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Federal National Mortgage Assoc.(tt)
2.500%	TBA		120	117,581
3.000%	TBA		150	146,297
3.500%	TBA		200	200,418
4.000%	TBA		120	123,143
4.500%	TBA		45	47,119
5.000%	TBA		100	106,812
Government National Mortgage Assoc.(tt)
3.500%	TBA		220	222,123
3.500%	TBA		94	94,912

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,051,659)				1,058,405

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds
2.500%	02/15/45		24	21,914

A541

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22	162	$175,433
0.250%	01/15/25	145	148,323
0.625%	01/15/24	174	185,725
0.625%	02/15/43	64	65,012
0.750%	02/15/42	72	76,873
0.750%	02/15/45	45	45,645
1.125%	01/15/21	45	52,128
U.S. Treasury Notes
2.125%	11/30/24	711	687,031
2.250%	08/15/27	515	493,796
2.250%	11/15/27	575	550,787
3.625%	02/15/21	237	245,110

TOTAL U.S. TREASURY OBLIGATIONS
(cost $2,844,357)			2,747,777

TOTAL LONG-TERM INVESTMENTS
(cost $11,776,639)			11,941,091

	Shares	Value
SHORT-TERM INVESTMENTS — 44.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	9,167,972	$9,167,972
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	1,728	1,728

TOTAL SHORT-TERM INVESTMENTS
(cost $9,169,700)		9,169,700

TOTAL INVESTMENTS — 101.4%
(cost $20,946,339)		21,110,791
Liabilities in excess of other assets(z) — (1.4)%		(288,575)

NET ASSETS — 100.0%		$20,822,216

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

**	Investment is an affiliate of the Subadvisor.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,049,000 is 5.0% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	5 Year Euro-Bobl	Jun. 2018	$645,987	$4,479
2	10 Year Australian Treasury Bonds	Jun. 2018	1,501,764	3,239
3	10 Year Euro-Bund	Jun. 2018	588,513	8,749
4	10 Year Mini Japanese Government Bonds	Jun. 2018	567,154	526
2	10 Year U.K. Gilt	Jun. 2018	344,632	6,229
16	10 Year U.S. Treasury Notes	Jun. 2018	1,938,250	14,219
6	10 Year U.S. Ultra Treasury Notes	Jun. 2018	779,157	11,090
5	ASX SPI 200 Index	Jun. 2018	550,691	(22,628)
3	Euro-BTP Italian Government Bond	Jun. 2018	512,323	12,698
2	Euro-OAT	Jun. 2018	380,431	6,792
2	Hang Seng Index	Apr. 2018	382,893	(3,593)
20	Mini MSCI Emerging Markets Index	Jun. 2018	1,187,799	(38,151)
23	MSCI EAFE Index	Jun. 2018	2,300,690	(40,193)
28	S&P 500 E-Mini Index	Jun. 2018	3,700,199	(204,190)

				(240,734)
Short Positions:
4	10 Year Canadian Government Bonds	Jun. 2018	413,769	(6,450)
10	Euro STOXX 50 Index	Jun. 2018	403,711	7,690
4	FTSE 100 Index	Jun. 2018	392,474	7,163
				8,403
				$ (232,331)

A542

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018 (continued):

Cash and foreign currency of $499,755 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/09/18	Morgan Stanley	AUD	546	$419,677	$419,357	$—	$(320)
Expiring 04/09/18	Morgan Stanley	AUD	263	206,247	201,998	—	(4,249)
British Pound,
Expiring 04/09/18	Morgan Stanley	GBP	301	421,946	422,498	552	—
Expiring 04/09/18	Morgan Stanley	GBP	81	113,056	113,696	640	—
Expiring 04/09/18	Morgan Stanley	GBP	12	16,554	16,844	290	—
Expiring 04/09/18	Morgan Stanley	GBP	7	9,747	9,826	79	—
Expiring 04/09/18	Morgan Stanley	GBP	5	6,906	7,018	112	—
Expiring 04/09/18	Morgan Stanley	GBP	3	4,191	4,211	20	—
Euro,
Expiring 04/09/18	Morgan Stanley	EUR	346	428,265	426,068	—	(2,197)
Expiring 04/09/18	Morgan Stanley	EUR	16	19,736	19,703	—	(33)
Expiring 04/09/18	Morgan Stanley	EUR	15	18,543	18,471	—	(72)
Japanese Yen,
Expiring 04/09/18	Hong Kong & Shanghai Bank	JPY	1,936	18,193	18,207	14	—
Expiring 04/09/18	Hong Kong & Shanghai Bank	JPY	155	1,446	1,458	12	—
New Zealand Dollar,
Expiring 04/09/18	Hong Kong & Shanghai Bank	NZD	290	212,887	209,578	—	(3,309)
Swedish Krona,
Expiring 04/09/18	Hong Kong & Shanghai Bank	SEK	3,424	420,881	410,393	—	(10,488)
Expiring 04/09/18	Hong Kong & Shanghai Bank	SEK	18	2,225	2,157	—	(68)

				$2,320,500	$2,301,483	1,719	(20,736)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/09/18	Morgan Stanley	AUD	238	$186,642	$182,796	$3,846	$—
Expiring 04/09/18	Morgan Stanley	AUD	41	31,795	31,490	305	—
Expiring 04/09/18	Morgan Stanley	AUD	9	7,058	6,913	145	—
Expiring 04/09/18	Morgan Stanley	AUD	1	784	768	16	—
British Pound,
Expiring 04/09/18	Morgan Stanley	GBP	644	903,278	904,460	—	(1,182)
Expiring 04/09/18	Morgan Stanley	GBP	284	397,835	398,356	—	(521)
Expiring 04/09/18	Morgan Stanley	GBP	85	119,295	119,451	—	(156)
Expiring 04/09/18	Morgan Stanley	GBP	19	26,211	26,670	—	(459)
Expiring 04/09/18	Morgan Stanley	GBP	4	5,592	5,615	—	(23)
Expiring 04/09/18	Morgan Stanley	GBP	3	4,159	4,211	—	(52)
Canadian Dollar,
Expiring 04/09/18	Morgan Stanley	CAD	301	237,698	233,682	4,016	—
Expiring 04/09/18	Morgan Stanley	CAD	1	395	388	7	—
Danish Krone,
Expiring 04/09/18	Morgan Stanley	DKK	262	43,550	43,279	271	—
Euro,
Expiring 04/09/18	Morgan Stanley	EUR	942	1,165,599	1,159,621	5,978	—
Expiring 04/09/18	Morgan Stanley	EUR	836	1,035,139	1,029,830	5,309	—
Expiring 04/09/18	Morgan Stanley	EUR	600	742,656	738,847	3,809	—

A543

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/09/18	Morgan Stanley	EUR	91	$112,242	$112,058	$184	$—
Expiring 04/09/18	Morgan Stanley	EUR	73	90,259	89,893	366	—
Expiring 04/09/18	Morgan Stanley	EUR	34	41,999	41,868	131	—
Expiring 04/09/18	Morgan Stanley	EUR	31	38,331	38,173	158	—
Expiring 04/09/18	Morgan Stanley	EUR	14	17,295	17,240	55	—
Expiring 04/09/18	Morgan Stanley	EUR	5	6,163	6,157	6	—
Japanese Yen,
Expiring 04/09/18	Hong Kong & Shanghai Bank	JPY	59,215	552,282	556,892	—	(4,610)
Expiring 04/09/18	Hong Kong & Shanghai Bank	JPY	58,017	541,107	545,623	—	(4,516)
Expiring 04/09/18	Hong Kong & Shanghai Bank	JPY	44,103	414,310	414,769	—	(459)
Expiring 04/09/18	Hong Kong & Shanghai Bank	JPY	4,016	37,402	37,769	—	(367)
Mexican Peso,
Expiring 04/09/18	Hong Kong & Shanghai Bank	MXN	1,549	82,143	85,044	—	(2,901)
New Zealand Dollar,
Expiring 04/09/18	Hong Kong & Shanghai Bank	NZD	62	45,440	44,806	634	—
Expiring 04/09/18	Hong Kong & Shanghai Bank	NZD	29	21,289	20,958	331	—
Norwegian Krone,
Expiring 04/09/18	Hong Kong & Shanghai Bank	NOK	129	16,462	16,462	—	—
Polish Zloty,
Expiring 04/09/18	Hong Kong & Shanghai Bank	PLN	28	8,341	8,181	160	—
Singapore Dollar,
Expiring 04/09/18	Hong Kong & Shanghai Bank	SGD	42	31,855	32,040	—	(185)
Swedish Krona,
Expiring 04/09/18	Hong Kong & Shanghai Bank	SEK	3,434	425,939	411,592	14,347	—
Expiring 04/09/18	Hong Kong & Shanghai Bank	SEK	1,145	142,021	137,237	4,784	—
Expiring 04/09/18	Hong Kong & Shanghai Bank	SEK	534	66,235	64,004	2,231	—
Swiss Franc,
Expiring 04/09/18	Morgan Stanley	CHF	391	419,501	409,365	10,136	—
Expiring 04/09/18	Morgan Stanley	CHF	165	177,027	172,750	4,277	—

				$8,195,329	$8,149,258	61,502	(15,431)

						$63,221	$(36,167)

A544

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.30.V1	06/20/23	5.000	%(Q)	2,152	$133,725	$133,711	$(14)
CDX.NA.IG.30.V1	06/20/23	1.000	%(Q)	798	14,201	13,459	(742)

					$147,926	$147,170	$(756)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CDX.EM.29.V1	06/20/23	1.000	%(Q)	864	$(14,915)	$(16,340)	$1,425	Goldman Sachs & Co.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $124,000 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at March 31, 2018.

A545

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$1,499,627	$—	$—
Unaffiliated Fund	2,479,534	—	—
Sovereign Bonds	—	4,155,748	—
U.S. Government Agency Obligations	—	1,058,405	—
U.S. Treasury Obligations	—	2,747,777	—
Affiliated Mutual Funds	9,169,700	—	—
Other Financial Instruments*
Futures Contracts	(232,331)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	27,054	—
OTC Credit Default Swap Agreements	—	(14,915)	—
Centrally Cleared Credit Default Swap Agreements	—	(756)	—

Total	$12,916,530	$7,973,313	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A546

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 34.6%
Aerospace & Defense — 0.9%
Boeing Co. (The)	278	$91,151

Airlines — 0.7%
Delta Air Lines, Inc.	1,340	73,445

Auto Components — 0.7%
Lear Corp.	390	72,575

Banks — 2.8%
Bank of America Corp.	2,420	72,576
Citizens Financial Group, Inc.	1,770	74,305
Comerica, Inc.	820	78,663
JPMorgan Chase & Co.	670	73,680

		299,224

Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.	580	68,660

Biotechnology — 1.4%
AbbVie, Inc.	750	70,988
Amgen, Inc.	430	73,306

		144,294

Building Products — 0.7%
Owens Corning	940	75,576

Capital Markets — 1.1%
Morgan Stanley	1,440	77,702
State Street Corp.	420	41,886

		119,588

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,780	76,344

Containers & Packaging — 0.5%
Packaging Corp. of America	470	52,969

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	900	32,085

Electric Utilities — 0.5%
Exelon Corp.	1,380	53,834

Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	1,080	75,935
TE Connectivity Ltd.	760	75,923

		151,858

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	370	53,776
Prologis, Inc.	800	50,392

		104,168

Food & Staples Retailing — 0.6%
Sysco Corp.	1,120	67,155

Food Products — 0.4%
General Mills, Inc.	1,000	45,060

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	1,140	74,146
Stryker Corp.	440	70,805

		144,951

Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	330	70,620

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.7%
Royal Caribbean Cruises Ltd.	600	$70,644

Household Durables — 0.6%
D.R. Horton, Inc.	1,500	65,760

Household Products — 0.4%
Kimberly-Clark Corp.	420	46,255

Insurance — 0.6%
Chubb Ltd.	430	58,811

Internet Software & Services — 1.2%
Alphabet, Inc. (Class A Stock)*	66	68,451
Facebook, Inc. (Class A Stock)*	370	59,122

		127,573

IT Services — 2.2%
Broadridge Financial Solutions, Inc.	720	78,977
DXC Technology Co.	760	76,403
Mastercard, Inc. (Class A Stock)	460	80,574

		235,954

Machinery — 1.2%
Caterpillar, Inc.	400	58,952
Parker-Hannifin Corp.	40	6,841
Stanley Black & Decker, Inc.	430	65,876

		131,669

Media — 0.6%
Comcast Corp. (Class A Stock)	1,800	61,506

Metals & Mining — 0.5%
Steel Dynamics, Inc.	1,240	54,833

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Starwood Property Trust, Inc.	2,880	60,336

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	1,960	53,704

Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	610	69,564
Exxon Mobil Corp.	700	52,227
ONEOK, Inc.	370	21,060
Valero Energy Corp.	740	68,650

		211,501

Pharmaceuticals — 1.4%
Johnson & Johnson	550	70,483
Pfizer, Inc.	2,080	73,819

		144,302

Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	1,540	80,203
Lam Research Corp.	390	79,232

		159,435

Software — 0.7%
Microsoft Corp.	870	79,404

Specialty Retail — 1.2%
Best Buy Co., Inc.	880	61,591
Home Depot, Inc. (The)	370	65,949

		127,540

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	520	87,246

A547

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

		Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.7%
PVH Corp.		500	$75,715

Tobacco — 0.5%
Philip Morris International, Inc.		490	48,706

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.*		600	36,624

TOTAL COMMON STOCKS
(cost $2,952,645)			3,681,075

UNAFFILIATED EXCHANGE TRADED FUNDS — 18.9%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF*		13,555	413,156
iShares MSCI EAFE ETF		10,715	746,621
Vanguard FTSE Developed Markets ETF		19,295	853,804

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS
(cost $1,831,745)			2,013,581

UNAFFILIATED FUNDS — 10.6%
AMG River Road Long-Short Fund*		33,619	413,513
ASG Global Alternatives Fund		27,676	303,883
Touchstone Merger Arbitrage Fund		39,879	414,738

TOTAL UNAFFILIATED FUNDS
(cost $1,118,675)			1,132,134

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.6%
Automobiles — 1.3%
Ally Auto Receivables Trust,
Series 2017-3, Class A3
1.740%	09/15/21	20	19,752
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	15	14,918
CarMax Auto Owner Trust,
Series 2016-2, Class B
2.160%	12/15/21	5	4,924
Flagship Credit Auto Trust,
Series 2015-2, Class A, 144A
1.980%	10/15/20	20	19,999
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 144A
3.190%	07/15/31	25	24,911
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3
1.620%	09/20/19	8	8,059
Series 2017-3, Class A4
2.120%	09/20/21	35	34,519
World Omni Auto Receivables Trust,
Series 2014-B, Class A3
1.140%	01/15/20	11	11,004

			138,086

Credit Cards — 0.1%
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%	03/15/22	15	14,927

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment — 0.9%
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	19	$19,131
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	9	9,015
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	9	9,154
Series 2016-B, Class B
2.200%	10/15/23	15	14,786
MMAF Equipment Finance LLC,
Series 2016-AA, Class A3, 144A
1.480%	06/15/20	25	24,808
TRIP Rail Master Funding LLC,
Series 2011-1A, Class A2, 144A
6.024%	07/15/41	15	15,919

			92,813

Other — 1.1%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	15	15,291
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	19	19,568
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	15	14,967
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	25	25,361
NYCTL Trust,
Series 2017-A, Class A, 144A
1.870%	11/10/30	14	13,397
PFS Financing Corp.,
Series 2017-AA, Class A, 1 Month LIBOR + 0.580%, 144A
2.357%(c)	03/15/21	25	25,015

			113,599

Small Business Loan — 1.2%
SBA Small Business Investment Cos.,
Series 2015-10B, Class 1
2.829%	09/10/25	42	42,119
Series 2017-10A, Class 1
2.845%	03/10/27	19	19,325
Series 2017-10B, Class 1
2.518%	09/10/27	20	19,464
United States Small Business Administration,
Series 2010-20I, Class 1
3.210%	09/01/30	17	16,740
Series 2014-20L, Class 1
2.700%	12/01/34	30	29,218

			126,866

TOTAL ASSET-BACKED SECURITIES
(cost $490,023)			486,291

A548

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	15	$15,629
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	15	15,404
Series 2013-CR8, Class A4
3.334%	06/10/46	15	15,093
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
4.935%(cc)	01/10/34	15	15,297
Government National Mortgage Assoc.,
Series 2011-142, Class A
2.337%	10/16/40	12	12,323
Series 2011-42, Class B
3.622%(cc)	07/16/47	10	10,110
Series 2014-124, Class AC
2.154%	05/16/54	19	18,404
Series 2014-130, Class DA
2.400%	12/16/44	31	29,789
Series 2014-40, Class AC
2.400%(cc)	11/16/41	23	22,635
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	20	20,446
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4
2.858%	11/15/45	15	14,842
Motel 6 Trust,
Series 2017-MTL6, Class B, 1 Month LIBOR + 1.190%, 144A
2.967%(c)	08/15/34	20	19,809
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	30	29,970
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	20	20,808
Series 2014-C19, Class B
4.723%(cc)	03/15/47	15	15,646

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $282,095)			276,205

CORPORATE BONDS — 12.1%
Banks — 2.1%
Bank of America Corp.,
Jr. Sub. Notes
6.500%	10/23/24	10	10,751
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	5	5,162
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	25	30,986
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22	10	10,974

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.124%(c)	05/22/22	10	$10,132
Citigroup, Inc.,
Sr. Unsec’d. Notes
7.875%	05/15/25	15	18,449
Citizens Financial Group, Inc.,
Sub. Notes
5.158%	06/29/23	10	10,067
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	20	20,210
Jr. Sub. Notes, 144A
11.000%	06/30/19	10	10,935
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.250%	02/01/41	10	12,680
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24	15	15,079
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
6.375%	01/21/21	15	16,315
Manufacturers & Traders Trust Co.,
Sub. Notes, 3 Month LIBOR + 0.640%
2.646%(c)	12/01/21	20	19,924
Morgan Stanley,
Sub. Notes, MTN
5.000%	11/24/25	15	15,686
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%	06/15/24	15	15,452

			222,802

Building Materials — 0.3%
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	10	12,661
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	15	15,638

			28,299

Chemicals — 0.2%
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	17,788

Commercial Services — 0.3%
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22	15	15,114
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	15	15,356

			30,470

A549

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers — 0.2%
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	20	$20,539

Distribution/Wholesale — 0.1%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	5	5,267

Diversified Financial Services — 2.0%
Abay Leasing LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	36	36,231
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.650%	07/21/27	20	18,729
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	13	15,341
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	35	34,198
FMR LLC,
Sr. Unsec’d. Notes, 144A
5.350%	11/15/21	10	10,749
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	32	32,767
GFI Group, Inc.,
Gtd. Notes
8.375%	07/19/18	15	15,225
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.400%	02/07/28	10	9,818
Penta Aircraft Leasing 2013 LLC,
Gov’t. Gtd. Notes
2.646%	11/25/25	24	23,508
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.900%	07/12/24	17	16,628

			213,194

Electric — 0.1%
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	10	11,806

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	15	14,681

Foods — 0.4%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	10	10,426
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	15	14,249

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	20	$19,797

			44,472

Healthcare-Services — 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	15	14,563
Johns Hopkins Health System Corp. (The),
Unsec’d. Notes
3.837%	05/15/46	15	15,004

			29,567

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	15	14,775

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/23	10	10,264

Insurance — 1.2%
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	15	17,702
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	15	17,410
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	29,972
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	10	12,443
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	15	14,135
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	15	14,968
Torchmark Corp.,
Sr. Unsec’d. Notes
9.250%	06/15/19	10	10,740
Validus Holdings Ltd.,
Sr. Unsec’d. Notes
8.875%	01/26/40	10	15,335

			132,705

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	10	10,013
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	10	10,098
4.600%	08/15/45	5	5,181

A550

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	15	$15,431

			40,723

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35	15	15,652

Miscellaneous Manufacturing — 0.7%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/27	20	19,408
General Electric Co.,
Jr. Sub. Notes
5.000%	01/21/21	24	23,759
ITT LLC,
Sr. Unsec’d. Notes
7.400%	11/15/25	25	31,421

			74,588

Oil & Gas — 0.7%
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	24	23,731
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	15	14,513
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	17	16,267
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	02/15/26	15	14,475

			68,986

Pharmaceuticals — 0.2%
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	16	17,339
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
5.900%	11/01/39	5	6,066

			23,405

Pipelines — 0.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
4.250%	12/01/27	5	4,874
5.250%	01/15/25	10	10,167
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26	5	5,055
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	5	4,750

			24,846

Real Estate Investment Trusts (REITs) — 0.3%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	15	14,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	15	$14,606

			29,419

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	15	14,348
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	10	10,473

			24,821

Semiconductors — 0.1%
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.950%	06/01/24	10	9,595

Software — 0.5%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	15,278
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	15	16,018
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	25	24,841

			56,137

Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.250%	03/01/37	15	15,868
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	15	14,549
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	13	13,043
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	20	19,225
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	20	19,752

			82,437

Transportation — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	18	18,229

A551

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Union Pacific Railroad Co. 2014-1 Pass-Through Trust,
Pass-Through Certificates
3.227%	05/14/26	22	$22,083

			40,312

TOTAL CORPORATE BONDS
(cost $1,308,414)			1,287,550

MUNICIPAL BONDS — 1.5%
California — 0.6%
Oakland Unified School District/Alameda County,
General Obligation Unlimited
9.500%	08/01/34	15	16,341
Palomar Community College District,
General Obligation Unlimited
7.194%	08/01/45	10	11,009
State of California,
General Obligation Unlimited
7.950%	03/01/36	30	32,849

			60,199

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	10	11,034

Indiana — 0.1%
Indiana Finance Authority,
Revenue Bonds
2.916%	07/01/28	15	14,167

Kansas — 0.2%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	20	21,592

New York — 0.3%
New York City Transitional Finance Authority Future Tax,
Revenue Bonds
3.040%	08/01/24	35	34,889

Texas — 0.2%
City of Fort Worth TX,
Revenue Bonds
4.088%	03/01/37	20	20,244

TOTAL MUNICIPAL BONDS
(cost $161,852)			162,125

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Freddie Mac REMICS,
Series 3994, Class AE
1.625%	02/15/22	17	16,789
Series 4413, Class HC
3.000%	03/15/40	27	27,214

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $44,796)			44,003

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 2.5%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	20	20,623

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	05/01/44	22	$22,305
4.500%	07/01/44	12	12,992
Federal National Mortgage Assoc
3.000%	07/01/43	13	12,830
3.500%	06/01/45	15	15,580
4.000%	04/01/39	20	20,525
4.000%	02/01/45	17	17,428
4.000%	06/01/45	24	24,780
4.000%	03/01/46	25	25,967
4.500%	08/01/40	12	12,307
4.500%	04/01/41	11	12,088
4.500%	08/01/41	15	16,120
Government National Mortgage Assoc.
3.500%	11/20/42	9	9,200
Overseas Private Investment Corp., Gov’t. Gtd. Notes
— %(s)	06/10/18	15	15,659
U.S. Department of Transportation, Sec’d. Notes, 144A
6.001%	12/07/31	25	27,279

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $270,865)			265,683

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bonds
3.125%	08/15/44	225	231,697
3.750%	11/15/43	40	45,689
4.500%	02/15/36	72	88,968
5.250%	11/15/28	137	168,323
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	20	20,727
2.375%	01/15/25	25	36,794
U.S. Treasury Notes
1.250%	01/31/20	20	19,633
1.625%	11/15/22	65	62,400
2.625%	08/15/20	308	309,937

TOTAL U.S. TREASURY OBLIGATIONS
(cost $995,964)			984,168

TOTAL LONG-TERM INVESTMENTS
(cost $9,457,074)			10,332,815

		Shares
SHORT-TERM INVESTMENT — 3.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		363,614	363,614
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)		869	869

TOTAL AFFILIATED MUTUAL FUNDS
(cost $364,483)			364,483

A552

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value
TOTAL INVESTMENTS — 100.5%
(cost $9,821,557)	$10,697,298
Liabilities in excess of other assets — (0.5)%	(48,936)

NET ASSETS — 100.0%	$10,648,362

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,681,075	$—	$—
Unaffiliated Exchange Traded Funds	2,013,581	—	—
Unaffiliated Funds	1,132,134	—	—
Asset-Backed Securities
Automobiles	—	138,086	—
Credit Cards	—	14,927	—
Equipment	—	92,813	—
Other	—	113,599	—
Small Business Loan	—	126,866	—
Commercial Mortgage-Backed Securities	—	276,205	—
Corporate Bonds	—	1,287,550	—
Municipal Bonds	—	162,125	—
Residential Mortgage-Backed Securities	—	44,003	—
U.S. Government Agency Obligations	—	265,683	—
U.S. Treasury Obligations	—	984,168	—
Affiliated Mutual Funds	364,483	—	—

Total	$7,191,273	$3,506,025	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A553

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.8%
COMMON STOCKS — 56.3%
Aerospace & Defense — 1.1%
Astronics Corp.*	22,300	$831,790
Axon Enterprise, Inc.*(a)	18,700	735,097
BAE Systems PLC (United Kingdom)	357,810	2,927,485
Boeing Co. (The)	34,525	11,320,057
Elbit Systems Ltd. (Israel)	7,331	882,725
General Dynamics Corp.	8,200	1,811,380
Harris Corp.	8,500	1,370,880
HEICO Corp. (Class A Stock)	7,787	552,488
Huntington Ingalls Industries, Inc.	2,200	567,072
KLX, Inc.*	19,600	1,392,776
Lockheed Martin Corp.	31,681	10,705,960
Mercury Systems, Inc.*	17,600	850,432
Moog, Inc. (Class A Stock)*	7,800	642,798
Northrop Grumman Corp.	20,606	7,193,967
Raytheon Co.	8,200	1,769,724
Rolls-Royce Holdings PLC (United Kingdom)*	254,823	3,115,490
Senior PLC (United Kingdom)	236,300	999,023
Singapore Technologies Engineering Ltd. (Singapore)	475,900	1,309,160
Spirit AeroSystems Holdings, Inc. (Class A Stock)	15,700	1,314,090
Thales SA (France)	10,700	1,303,512
United Technologies Corp.	56,404	7,096,751

		58,692,657

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	42,290	986,203
Atlas Air Worldwide Holdings, Inc.*	20,400	1,233,180
Deutsche Post AG (Germany)	171,666	7,518,861
Expeditors International of Washington, Inc.	22,100	1,398,930
FedEx Corp.	28,822	6,920,450
Hub Group, Inc. (Class A Stock)*	14,770	618,125
Panalpina Welttransport Holding AG (Switzerland)	5,920	747,989
Royal Mail PLC (United Kingdom)	23,093	175,270
United Parcel Service, Inc. (Class B Stock) .	11,900	1,245,454

		20,844,462

Airlines — 0.1%
Azul SA (Brazil), ADR*(a)	33,250	1,155,438
Copa Holdings SA (Panama) (Class A Stock)	7,410	953,148
Delta Air Lines, Inc.	26,200	1,436,022
Deutsche Lufthansa AG (Germany)	81,170	2,594,807
Spirit Airlines, Inc.*(a)	25,800	974,724

		7,114,139

Auto Components — 0.3%
Aptiv PLC	13,100	1,113,107
BorgWarner, Inc.	64,936	3,261,735
Bridgestone Corp. (Japan)	84,300	3,708,681
Continental AG (Germany)	5,011	1,384,097
Cooper-Standard Holdings, Inc.*	5,000	614,050
Delphi Technologies PLC	16,400	781,460
HI-LEX Corp. (Japan)	20,000	536,862
Motorcar Parts of America, Inc.*	17,240	369,453
NHK Spring Co. Ltd. (Japan)	88,200	944,597

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Nokian Renkaat OYJ (Finland)	51,059	$2,318,817
Tenneco, Inc.	38,932	2,136,199

		17,169,058

Automobiles — 0.5%
Fiat Chrysler Automobiles NV (United Kingdom)*	57,968	1,182,334
Ford Motor Co.	110,000	1,218,800
Geely Automobile Holdings Ltd. (China)	475,000	1,391,863
General Motors Co.	32,300	1,173,782
Honda Motor Co. Ltd. (Japan)	218,300	7,556,802
Hyundai Motor Co. (South Korea)	5,133	692,988
Isuzu Motors Ltd. (Japan)	190,600	2,920,274
Mitsubishi Motors Corp. (Japan)(a)	372,500	2,663,936
Peugeot SA (France)	55,240	1,330,146
Subaru Corp. (Japan)	81,300	2,691,256
Suzuki Motor Corp. (Japan)	69,200	3,757,100

		26,579,281

Banks — 4.6%
Australia & New Zealand Banking Group Ltd. (Australia)	316,882	6,595,371
Banco do Brasil SA (Brazil)	31,100	389,427
Bank of America Corp.	269,144	8,071,629
Bank of China Ltd. (China) (Class H Stock) .	3,658,000	1,998,217
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	58,700	2,634,455
Bank of the Ozarks	11,500	555,105
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)*	7,211,600	1,892,609
Bankinter SA (Spain)	500,232	5,150,061
BankUnited, Inc.	53,500	2,138,930
Banque Cantonale Vaudoise (Switzerland)	1,720	1,392,245
Barclays Africa Group Ltd. (South Africa)	86,476	1,385,008
Berkshire Hills Bancorp, Inc.	21,600	819,720
Blue Hills Bancorp, Inc.	76,600	1,597,110
BNK Financial Group, Inc. (South Korea)	91,364	917,621
BNP Paribas SA (France)	70,184	5,204,900
BOC Hong Kong Holdings Ltd. (China)	1,212,500	5,948,258
Boston Private Financial Holdings, Inc.	55,960	842,198
BPER Banca (Italy)	81,700	455,570
Brookline Bancorp, Inc.	52,200	845,640
CaixaBank SA (Spain)	271,094	1,292,485
Camden National Corp.	41,850	1,862,325
Capitec Bank Holdings Ltd. (South Africa)(a)	6,618	486,871
Chemical Financial Corp.	21,000	1,148,280
China Construction Bank Corp. (China) (Class H Stock)	3,826,000	3,996,273
CIMB Group Holdings Bhd (Malaysia)	326,100	606,815
Citigroup, Inc.	227,897	15,383,047
Citizens Financial Group, Inc.	103,416	4,341,404
Commerzbank AG (Germany)*	92,166	1,196,530
Credicorp Ltd. (Peru)	5,780	1,312,291
Dah Sing Financial Holdings Ltd. (Hong Kong)	210,800	1,340,526
Danske Bank A/S (Denmark)	123,013	4,609,087
DBS Group Holdings Ltd. (Singapore)	220,700	4,661,703
E.Sun Financial Holding Co. Ltd. (Taiwan)	720,698	487,073
East West Bancorp, Inc.	12,800	800,512

A554

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Equity Bancshares, Inc. (Class A Stock)*	19,400	$759,704
Erste Group Bank AG (Austria)*	84,910	4,268,714
FinecoBank Banca Fineco SpA (Italy)	92,755	1,116,426
First Citizens BancShares, Inc. (Class A Stock)	3,070	1,268,647
First Connecticut Bancorp, Inc.	11,300	289,280
First Foundation, Inc.*	68,100	1,262,574
First Midwest Bancorp, Inc.	40,400	993,436
First Northwest Bancorp*	46,900	792,141
FNB Corp.	151,576	2,038,697
Great Western Bancorp, Inc.	34,600	1,393,342
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	155,900	952,979
Hana Financial Group, Inc. (South Korea)	13,166	567,417
Hanmi Financial Corp.	46,340	1,424,955
IBERIABANK Corp.	21,500	1,677,000
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	3,496,000	3,046,715
Intesa Sanpaolo SpA (Italy)	2,321,236	8,451,640
JPMorgan Chase & Co.	212,361	23,353,339
Jyske Bank A/S (Denmark)	22,800	1,355,560
Kasikornbank PCL (Thailand)	167,500	1,144,068
KB Financial Group, Inc. (South Korea)	30,030	1,741,657
KBC Group NV (Belgium)	90,694	7,897,544
Lloyds Banking Group PLC (United Kingdom)	4,147,772	3,772,915
M&T Bank Corp.	4,700	866,492
Mebuki Financial Group, Inc. (Japan)	319,000	1,239,120
Midland States Bancorp, Inc.(a)	32,100	1,013,076
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,460,700	9,707,253
Nordea Bank AB (Sweden)	607,617	6,501,481
OTP Bank PLC (Hungary)	31,565	1,418,275
Pinnacle Financial Partners, Inc.	11,400	731,880
Regions Financial Corp.	440,762	8,189,358
Sberbank of Russia PJSC (Russia)	806,836	3,593,607
Sierra Bancorp	8,000	213,120
Societe Generale SA (France)	184,745	10,033,583
SpareBank 1 SR-Bank ASA (Norway)	115,850	1,273,398
Standard Chartered PLC (United Kingdom) .	877,912	8,798,732
Suruga Bank Ltd. (Japan)	17,300	242,790
Swedbank AB (Sweden) (Class A Stock)	183,786	4,129,735
Toronto-Dominion Bank (The) (Canada)	19,500	1,106,567
U.S. Bancorp	44,724	2,258,562
Unicaja Banco SA (Spain), 144A*	1,547,584	2,667,188
Union Bankshares Corp.	19,900	730,529
United Community Banks, Inc.	36,900	1,167,885
United Overseas Bank Ltd. (Singapore)	235,077	4,946,542
Univest Corp. of Pennsylvania	27,100	750,670
Virgin Money Holdings UK PLC (United Kingdom)	76,800	283,827
Wells Fargo & Co.	23,897	1,252,442
Western Alliance Bancorp*	21,380	1,242,392

		236,286,550

Beverages — 1.2%
Ambev SA (Brazil)	173,200	1,270,100
Anheuser-Busch InBev SA/NV (Belgium)	95,977	10,552,373
Asahi Group Holdings Ltd. (Japan)	90,900	4,888,477

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Britvic PLC (United Kingdom)	60,365	$578,277
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	75,600	3,122,093
Coca-Cola Co. (The)	55,000	2,388,650
Coca-Cola European Partners PLC (United Kingdom)	31,200	1,299,791
Coca-Cola HBC AG (Switzerland)*	41,487	1,535,292
Constellation Brands, Inc. (Class A Stock)	29,748	6,780,164
Cott Corp. (Canada)	94,700	1,392,917
Diageo PLC (United Kingdom)	80,285	2,715,210
Fomento Economico Mexicano SAB de CV (Mexico), UTS	58,100	529,931
Kirin Holdings Co. Ltd. (Japan)	78,500	2,089,834
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	8,300	918,729
Molson Coors Brewing Co. (Class B Stock) .	79,613	5,997,247
Monster Beverage Corp.*	74,625	4,269,296
Olvi OYJ (Finland) (Class A Stock)	20,192	698,422
PepsiCo, Inc.	32,913	3,592,454
Pernod Ricard SA (France)	26,303	4,379,670
Remy Cointreau SA (France)	5,271	751,876
Treasury Wine Estates Ltd. (Australia)	128,253	1,675,655

		61,426,458

Biotechnology — 1.4%
Ablynx NV (Belgium)*	37,300	2,044,057
Acceleron Pharma, Inc.*	20,500	801,550
Aimmune Therapeutics, Inc.*(a)	8,800	280,104
Alexion Pharmaceuticals, Inc.*	64,422	7,180,476
Amgen, Inc.	23,700	4,040,376
Amicus Therapeutics, Inc.*(a)	70,600	1,061,824
Argenx SE (Netherlands), ADR*	10,400	836,576
Atara Biotherapeutics, Inc.*(a)	10,000	390,000
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	108,600	563,634
Avexis, Inc.*	14,200	1,754,836
Biogen, Inc.*	35,300	9,665,846
BioMarin Pharmaceutical, Inc.*	26,352	2,136,357
Blueprint Medicines Corp.*	24,000	2,200,800
Clovis Oncology, Inc.*	11,000	580,800
CSL Ltd. (Australia)	41,078	4,949,015
Deciphera Pharmaceuticals, Inc.*	9,800	196,392
Global Blood Therapeutics, Inc.*	23,500	1,135,050
GlycoMimetics, Inc.*(a)	26,700	433,341
Grifols SA (Spain)	103,539	2,935,422
Kura Oncology, Inc.*	13,600	255,000
Loxo Oncology, Inc.*(a)	17,800	2,053,586
Medy-Tox, Inc. (South Korea)	942	665,101
Neurocrine Biosciences, Inc.*(a)	26,370	2,186,864
Puma Biotechnology, Inc.*	10,100	687,305
Radius Health, Inc.*(a)	25,000	898,500
Sarepta Therapeutics, Inc.*(a)	29,100	2,156,019
Shire PLC	79,663	3,964,805
Shire PLC, ADR	19,341	2,889,352
Spectrum Pharmaceuticals, Inc.*	40,600	653,254
TESARO, Inc.*(a)	15,800	902,812
United Therapeutics Corp.*	10,600	1,191,016
Vertex Pharmaceuticals, Inc.*	50,375	8,210,118

		69,900,188

A555

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 0.4%
American Woodmark Corp.*	8,580	$844,701
Asahi Glass Co. Ltd. (Japan)	77,200	3,235,239
Builders FirstSource, Inc.*	66,966	1,328,605
Byucksan Corp. (South Korea)	138,314	491,452
Cie de Saint-Gobain (France)	78,642	4,152,697
Daikin Industries Ltd. (Japan)	24,300	2,699,563
Gibraltar Industries, Inc.*	46,800	1,584,180
Masco Corp.	61,539	2,488,637
Owens Corning	42,510	3,417,804
Sekisui Jushi Corp. (Japan)	38,400	836,197

		21,079,075

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	125,984	1,520,605
Affiliated Managers Group, Inc.	7,700	1,459,765
Ashmore Group PLC (United Kingdom)	169,924	909,844
BGC Partners, Inc. (Class A Stock)	229,590	3,087,986
BinckBank NV (Netherlands)	74,700	427,073
BlackRock, Inc.	3,200	1,733,504
BrightSphere Investment Group PLC	35,000	551,599
Cboe Global Markets, Inc.	19,900	2,270,590
Charles Schwab Corp. (The)	18,300	955,626
CI Financial Corp. (Canada)	33,000	706,951
Cowen, Inc.*(a)	61,800	815,760
Credit Suisse Group AG (Switzerland)*	311,343	5,229,014
Deutsche Boerse AG (Germany)	12,733	1,740,646
GAM Holding AG (Switzerland)*	47,017	791,688
GCA Corp. (Japan)(a)	107,100	911,147
Goldman Sachs Group, Inc. (The)	5,600	1,410,416
IGM Financial, Inc. (Canada)	15,800	461,975
Interactive Brokers Group, Inc. (Class A Stock)	10,900	732,916
Lazard Ltd. (Class A Stock)	67,308	3,537,708
LPL Financial Holdings, Inc.	7,900	482,453
Macquarie Group Ltd. (Australia)	85,767	6,838,810
MarketAxess Holdings, Inc.	2,800	608,832
Morgan Stanley	20,600	1,111,576
MSCI, Inc.	10,800	1,614,276
Natixis SA (France)	43,998	361,017
Nomura Holdings, Inc. (Japan)	627,900	3,661,483
S&P Global, Inc.	16,700	3,190,702
SEI Investments Co.	23,000	1,722,930
St. James’s Place PLC (United Kingdom)	156,818	2,390,821
State Street Corp.	68,325	6,814,052
Value Partners Group Ltd. (Hong Kong)	819,000	771,692
Vontobel Holding AG (Switzerland)	21,720	1,346,557
WisdomTree Investments, Inc.(a)	54,500	499,765

		60,669,779

Chemicals — 1.6%
Air Liquide SA (France)	23,270	2,855,643
Arkema SA (France)	4,946	645,696
Ashland Global Holdings, Inc.	23,210	1,619,826
BASF SE (Germany)	81,859	8,301,932
Chemours Co. (The)	25,300	1,232,363
Covestro AG (Germany), 144A	16,174	1,592,609
Croda International PLC (United Kingdom)	14,096	905,544
DowDuPont, Inc.	19,100	1,216,861
Elementis PLC (United Kingdom)	414,406	1,718,925

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
EMS-Chemie Holding AG (Switzerland)	1,806	$1,142,498
Evonik Industries AG (Germany)	37,302	1,315,396
Ferro Corp.*	31,670	735,377
FMC Corp.	15,900	1,217,463
Frutarom Industries Ltd. (Israel)	20,700	1,903,314
Hexpol AB (Sweden)	92,700	861,738
Huntsman Corp.	65,822	1,925,294
Incitec Pivot Ltd. (Australia)	303,076	824,829
Innospec, Inc.	14,900	1,022,140
Johnson Matthey PLC (United Kingdom)	33,661	1,436,016
JSR Corp. (Japan)	140,300	3,157,584
K+S AG (Germany)	112,825	3,258,619
LG Chem Ltd. (South Korea)	8,572	3,129,031
Linde AG (Germany)*	17,182	3,630,721
LyondellBasell Industries NV (Class A Stock)	119,248	12,602,128
Mitsui Chemicals, Inc. (Japan)	108,500	3,444,792
Nihon Parkerizing Co. Ltd. (Japan)	98,400	1,618,097
Novozymes A/S (Denmark) (Class B Stock) .	27,100	1,410,834
Nutrien Ltd. (Canada)	27,200	1,285,526
Platform Specialty Products Corp.*	71,800	691,434
Praxair, Inc.	9,000	1,298,700
Scotts Miracle-Gro Co. (The)(a)	9,100	780,325
Shin-Etsu Chemical Co. Ltd. (Japan)	21,300	2,221,786
Sika AG (Switzerland)	239	1,874,753
Tokyo Ohka Kogyo Co. Ltd. (Japan)	20,900	760,260
Toray Industries, Inc. (Japan)	32,300	307,252
Umicore SA (Belgium)	67,628	3,582,610
Yara International ASA (Norway)	54,907	2,346,182

		79,874,098

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	38,300	1,282,284
Advanced Disposal Services, Inc.*	69,500	1,548,460
Aeon Delight Co. Ltd. (Japan)	45,200	1,640,297
Bilfinger SE (Germany)	17,337	790,654
Copart, Inc.*	37,100	1,889,503
Deluxe Corp.	28,400	2,101,884
Edenred (France)	45,743	1,591,060
KAR Auction Services, Inc.	67,362	3,651,020
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	9,166	391,960
Multi-Color Corp.	27,240	1,799,202
Prosegur Cia de Seguridad SA (Spain)	117,700	905,261
Renewi PLC (United Kingdom)	1,808,101	1,902,638
Rollins, Inc.	31,500	1,607,445
Sato Holdings Corp. (Japan)	38,200	1,229,541
Toppan Printing Co. Ltd. (Japan)	40,000	328,798
Waste Connections, Inc.	40,700	2,919,818
Waste Management, Inc.	17,900	1,505,748

		27,085,573

Communications Equipment — 0.3%
Ciena Corp.*	69,700	1,805,230
Cisco Systems, Inc.	92,700	3,975,904
CommScope Holding Co., Inc.*	34,900	1,394,953
F5 Networks, Inc.*	38,518	5,570,088
Lumentum Holdings, Inc.*(a)	23,200	1,480,160

A556

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
ZTE Corp. (China) (Class H Stock)*	459,400	$1,512,816

		15,739,151

Construction & Engineering — 0.6%
Arcadis NV (Netherlands)	47,200	929,046
Balfour Beatty PLC (United Kingdom)	154,200	579,545
Boustead Projects Ltd. (Singapore)	145,758	89,704
Boustead Singapore Ltd. (Singapore)	853,890	531,833
Bouygues SA (France)	103,555	5,192,069
Chiyoda Corp. (Japan)	122,900	1,150,413
Eiffage SA (France)	27,448	3,126,091
Fluor Corp.	30,100	1,722,322
Gamuda Bhd (Malaysia)	624,500	832,978
Implenia AG (Switzerland)*	14,080	1,117,115
Jacobs Engineering Group, Inc.	39,005	2,307,146
KBR, Inc.	77,900	1,261,201
Monadelphous Group Ltd. (Australia)	27,996	330,016
Taisei Corp. (Japan)	26,200	1,343,791
Vinci SA (France)	90,771	8,940,508

		29,453,778

Construction Materials — 0.4%
Adelaide Brighton Ltd. (Australia)(a)	118,441	569,713
Buzzi Unicem SpA (Italy)	54,400	1,274,222
Cemex SAB de CV (Mexico), ADR*	78,118	517,141
CRH PLC (Ireland)	109,262	3,700,919
Eagle Materials, Inc.	39,615	4,082,326
Ibstock PLC (United Kingdom), 144A	180,800	715,106
James Hardie Industries PLC (Ireland), CDI	172,589	3,063,039
LafargeHolcim Ltd. (Switzerland)*	25,039	1,372,004
Rhi Magnesita NV (Netherlands)*	24,400	1,490,504
Semen Indonesia Persero Tbk PT (Indonesia)	1,384,000	1,043,799
Wienerberger AG (Austria)	61,300	1,532,820

		19,361,593

Consumer Finance — 0.4%
AEON Financial Service Co. Ltd. (Japan)	77,800	1,803,968
Ally Financial, Inc.	130,827	3,551,953
Capital One Financial Corp.	82,681	7,922,493
Discover Financial Services	15,500	1,114,915
Encore Capital Group, Inc.*(a)	29,100	1,315,320
FirstCash, Inc.	12,600	1,023,750
KRUK SA (Poland)	13,959	890,493
Synchrony Financial	66,500	2,229,745

		19,852,637

Containers & Packaging — 0.3%
Avery Dennison Corp.	14,600	1,551,250
Crown Holdings, Inc.*	47,826	2,427,170
FP Corp. (Japan)	20,100	1,306,638
Graphic Packaging Holding Co.	380,260	5,836,992
International Paper Co.	24,300	1,298,349
Owens-Illinois, Inc.*	118,968	2,576,847
Packaging Corp. of America	12,400	1,397,480

		16,394,726

Distributors — 0.0%
Bapcor Ltd. (Australia)	152,530	670,897
Core-Mark Holding Co., Inc.	28,600	608,036

	Shares	Value
COMMON STOCKS (Continued)
Distributors (cont’d.)
Paltac Corp. (Japan)	25,200	$1,373,292

		2,652,225

Diversified Consumer Services — 0.3%
Carriage Services, Inc.(a)	21,650	598,839
Estacio Participacoes SA (Brazil)	183,100	1,940,562
Grand Canyon Education, Inc.*	39,531	4,147,593
Laureate Education, Inc. (Class A Stock)*	87,200	1,199,000
New Oriental Education & Technology Group, Inc. (China), ADR	21,100	1,849,415
Service Corp. International(a)	129,045	4,870,158
ServiceMaster Global Holdings, Inc.*	24,100	1,225,485

		15,831,052

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	32,187	6,420,663
Challenger Ltd. (Australia)	595,831	5,336,155
FirstRand Ltd. (South Africa)	100,711	569,093
Fubon Financial Holding Co. Ltd. (Taiwan)	538,000	932,086
Industrivarden AB (Sweden) (Class C Stock)	40,057	934,213
ORIX Corp. (Japan)	382,200	6,849,395
Pargesa Holding SA (Switzerland)	4,825	428,116
Ricoh Leasing Co. Ltd. (Japan)	36,900	1,222,850
Standard Life Aberdeen PLC (United Kingdom)	883,795	4,461,105
Wendel SA (France)	12,083	1,884,130

		29,037,806

Diversified Telecommunication Services — 0.9%
China Unicom Hong Kong Ltd. (China)*	1,131,000	1,446,890
Cogent Communications Holdings, Inc.	28,130	1,220,842
Com Hem Holding AB (Sweden)	68,300	1,109,129
Deutsche Telekom AG (Germany)	427,729	6,997,954
Elisa OYJ (Finland)	19,053	861,756
HKT Trust & HKT Ltd. (Hong Kong)	2,769,000	3,491,111
Infrastrutture Wireless Italiane SpA (Italy), 144A	138,000	1,092,884
Koninklijke KPN NV (Netherlands)	690,543	2,076,459
LG Uplus Corp. (South Korea)	117,197	1,361,214
Masmovil Ibercom SA (Spain)*	6,919	1,025,674
Nippon Telegraph & Telephone Corp. (Japan)	207,194	9,666,236
Spark New Zealand Ltd. (New Zealand)	1,052,684	2,554,272
Swisscom AG (Switzerland)	2,450	1,215,455
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,707,900	449,101
TELUS Corp. (Canada)(a)	73,451	2,579,208
Verizon Communications, Inc.	204,248	9,767,139

		46,915,324

Electric Utilities — 1.4%
American Electric Power Co., Inc.	20,500	1,406,095
CLP Holdings Ltd. (Hong Kong)	123,500	1,259,207
EDP - Energias de Portugal SA (Portugal)	733,063	2,785,354
Electricite de France SA (France)	145,849	2,111,684
Endesa SA (Spain)	165,469	3,645,317
Enel SpA (Italy)	715,540	4,378,547
Entergy Corp.	33,789	2,661,897
Equatorial Energia SA (Brazil)	24,200	526,302

A557

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Eversource Energy	22,000	$1,296,240
Exelon Corp.	224,209	8,746,393
Fortum OYJ (Finland)(a)	353,379	7,591,647
Great Plains Energy, Inc.	154,447	4,909,870
Hydro One Ltd. (Canada), 144A	66,700	1,083,063
Kansai Electric Power Co., Inc. (The) (Japan)	109,900	1,436,896
NextEra Energy, Inc.	37,516	6,127,488
Okinawa Electric Power Co., Inc. (The) (Japan)	69,560	1,963,869
Orsted A/S (Denmark), 144A	17,270	1,123,619
PG&E Corp.	40,100	1,761,593
Pinnacle West Capital Corp.	81,026	6,465,875
Portland General Electric Co.	24,320	985,203
PPL Corp.	83,600	2,365,044
Spark Infrastructure Group (Australia)	1,021,541	1,884,161
SSE PLC (United Kingdom)	156,164	2,801,473
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	309,000	1,210,346
Westar Energy, Inc.	24,400	1,283,196
Xcel Energy, Inc.	57,771	2,627,425

		74,437,804

Electrical Equipment — 0.3%
AMETEK, Inc.	18,700	1,420,639
Bizlink Holding, Inc. (Taiwan)	117,820	992,528
LS Industrial Systems Co. Ltd. (South Korea)	10,551	612,777
Nidec Corp. (Japan)	23,700	3,647,637
OSRAM Licht AG (Germany)	15,043	1,106,974
Preformed Line Products Co.	6,980	454,328
Prysmian SpA (Italy)	16,200	508,716
Schneider Electric SE (France)*	47,494	4,182,391
Siemens Gamesa Renewable Energy SA (Spain)	85,896	1,380,603
Zumtobel Group AG (Austria)(a)	70,600	664,139

		14,970,732

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	46,500	852,092
Anritsu Corp. (Japan)	120,500	1,473,795
Arrow Electronics, Inc.*	26,762	2,061,209
Azbil Corp. (Japan)	28,400	1,337,587
Hitachi Ltd. (Japan)	472,000	3,437,863
Hon Hai Precision Industry Co. Ltd. (Taiwan)	465,000	1,450,322
Ingenico Group SA (France)	5,166	419,310
Jabil, Inc.	21,900	629,187
Keyence Corp. (Japan)	7,600	4,747,402
Kudelski SA (Switzerland)*(a)	77,007	807,067
Largan Precision Co. Ltd. (Taiwan)	5,000	582,058
Nissha Co. Ltd. (Japan)(a)	28,400	755,990
Oxford Instruments PLC (United Kingdom)	51,047	529,546
Sunny Optical Technology Group Co. Ltd. (China)	103,600	1,943,982
TDK Corp. (Japan)	27,300	2,432,121
TTM Technologies, Inc.*	38,400	587,136

		24,046,667

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.2%
Aker Solutions ASA (Norway)*	89,900	$479,903
Cactus, Inc. (Class A Stock)*(a)	37,200	1,001,796
China Oilfield Services Ltd. (China) (Class H Stock)	510,000	535,006
Halliburton Co.	4,400	206,536
Helix Energy Solutions Group, Inc.*	147,860	856,109
John Wood Group PLC (United Kingdom)	273,170	2,075,713
Natural Gas Services Group, Inc.*	19,100	455,535
Nine Energy Service, Inc.*	35,200	857,120
ProPetro Holding Corp.*(a)	14,400	228,816
RPC, Inc.(a)	64,900	1,170,147
Schlumberger Ltd.	18,100	1,172,518
Schoeller-Bleckmann Oilfield Equipment AG (Austria)*	6,300	694,824
Tecnicas Reunidas SA (Spain)(a)	21,000	620,879
Western Energy Services Corp. (Canada)*	45,600	37,164

		10,392,066

Equity Real Estate Investment Trusts (REITs) — 1.3%
alstria office REIT-AG (Germany)	76,400	1,196,468
American Tower Corp.	4,700	683,098
Armada Hoffler Properties, Inc.	108,654	1,487,473
AvalonBay Communities, Inc.	8,400	1,381,464
Boardwalk Real Estate Investment Trust (Canada)(a)	19,500	670,055
Colony NorthStar, Inc. (Class A Stock)	109,800	617,076
CoreCivic, Inc.	21,100	411,872
CoreSite Realty Corp.	21,370	2,142,556
CubeSmart	26,600	750,120
Daiwa Office Investment Corp. (Japan)	223	1,293,844
DCT Industrial Trust, Inc.	62,205	3,504,630
Dexus (Australia)	127,405	917,409
Digital Realty Trust, Inc.(a)	11,000	1,159,180
Dream Industrial Real Estate Investment Trust (Canada)	23,200	171,612
Equinix, Inc.	16,321	6,824,463
Equity LifeStyle Properties, Inc.	13,930	1,222,636
Eurocommercial Properties NV (Netherlands), CVA	18,974	783,493
Extra Space Storage, Inc.(a)	67,320	5,881,075
Fortune Real Estate Investment Trust (Hong Kong)	534,000	648,385
Great Portland Estates PLC (United Kingdom)	86,138	803,845
Hansteen Holdings PLC (United Kingdom)	322,207	577,302
Healthcare Realty Trust, Inc.(a)	26,400	731,544
Hospitality Properties Trust	52,300	1,325,282
Investa Office Fund (Australia)	160,032	532,738
Mack-Cali Realty Corp.	56,100	937,431
Medical Properties Trust, Inc.(a)	170,100	2,211,300
Merlin Properties Socimi SA (Spain)	54,900	840,987
Mirvac Group (Australia)	1,821,175	3,026,586
National Retail Properties, Inc.(a)	34,400	1,350,544
National Storage REIT (Australia)	767,590	931,163
Omega Healthcare Investors, Inc.(a)	97,900	2,647,216
Park Hotels & Resorts, Inc.	48,900	1,321,278
Pennsylvania Real Estate Investment Trust(a)	41,400	399,510
PotlatchDeltic Corp.	19,600	1,020,180

A558

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Prologis, Inc.	22,200	$1,398,378
Public Storage	13,099	2,624,909
Rexford Industrial Realty, Inc.	34,900	1,004,771
SBA Communications Corp.*	8,400	1,435,728
Segro PLC (United Kingdom)	319,133	2,693,295
Senior Housing Properties Trust	52,900	828,414
Simon Property Group, Inc.	7,100	1,095,885
Spirit Realty Capital, Inc.	293,600	2,278,336
STORE Capital Corp.	41,500	1,030,030
Sun Communities, Inc.	13,800	1,260,906
UNITE Group PLC (The) (United Kingdom)	70,600	783,448
VEREIT, Inc.	171,800	1,195,728
Warehouses De Pauw (Belgium), CVA	9,288	1,155,161

		69,188,804

Food & Staples Retailing — 0.8%
BIM Birlesik Magazalar A/S (Turkey)	56,994	1,033,502
Casino Guichard Perrachon SA (France)	22,583	1,106,089
Costco Wholesale Corp.	16,300	3,071,409
CP ALL PCL (Thailand)	411,400	1,149,987
CVS Health Corp.	32,600	2,028,046
Jeronimo Martins SGPS SA (Portugal)	68,089	1,238,445
Lawson, Inc. (Japan)	20,600	1,408,262
METRO AG (Germany)	32,833	580,826
North West Co., Inc. (The) (Canada)	73,900	1,550,446
Performance Food Group Co.*	36,800	1,098,480
Raia Drogasil SA (Brazil)	21,800	493,454
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	12,200	615,404
San-A Co. Ltd. (Japan)	28,200	1,624,518
Seven & i Holdings Co. Ltd. (Japan)	24,300	1,040,826
Sundrug Co. Ltd. (Japan)	43,700	2,045,421
Sysco Corp.	38,474	2,306,901
Tesco PLC (United Kingdom)	979,943	2,836,152
Tsuruha Holdings, Inc. (Japan)	10,900	1,568,760
US Foods Holding Corp.*	20,700	678,339
Walgreens Boots Alliance, Inc.	19,200	1,257,024
Wal-Mart de Mexico SAB de CV (Mexico)	490,200	1,247,341
Walmart, Inc.	112,175	9,980,210

		39,959,842

Food Products — 1.3%
Binggrae Co. Ltd. (South Korea)	10,278	581,559
Campbell Soup Co.(a)	12,300	532,713
Dairy Crest Group PLC (United Kingdom)	173,704	1,247,728
Danone SA (France)	40,445	3,279,376
Darling Ingredients, Inc.*	65,700	1,136,610
General Mills, Inc.(a)	43,026	1,938,752
Gruma SAB de CV (Mexico) (Class B Stock)	102,720	1,178,455
Hershey Co. (The)	18,743	1,854,807
Ingredion, Inc.	12,400	1,598,608
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	276,200	1,239,284
J.M. Smucker Co. (The)(a)	12,700	1,574,927
Kellogg Co.(a)	36,700	2,385,867
Kerry Group PLC (Ireland) (Class A Stock)	14,400	1,460,178
Kraft Heinz Co. (The)	25,800	1,607,082
Marine Harvest ASA (Norway)	67,265	1,359,659

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
McCormick & Co., Inc.	12,900	$1,372,431
Mondelez International, Inc. (Class A Stock)	99,276	4,142,787
Nestle SA (Switzerland)	146,103	11,548,204
Orion Corp. (South Korea)	13,381	1,615,114
Pilgrim’s Pride Corp.*(a)	92,900	2,286,269
Post Holdings, Inc.*(a)	84,416	6,395,356
SunOpta, Inc. (Canada), (XNGS)*(a)	90,200	640,420
SunOpta, Inc. (Canada), (XTSE)*	174,300	1,243,309
TreeHouse Foods, Inc.*	12,300	470,721
Tyson Foods, Inc. (Class A Stock)	145,718	10,665,100
WH Group Ltd. (Hong Kong), 144A	4,801,500	5,144,740

		68,500,056

Gas Utilities — 0.1%
ENN Energy Holdings Ltd. (China)	121,000	1,087,658
Gas Natural SDG SA (Spain)	24,840	592,884
National Fuel Gas Co.(a)	21,900	1,126,755
New Jersey Resources Corp.	45,200	1,812,520
ONE Gas, Inc.	9,000	594,180
South Jersey Industries, Inc.	54,680	1,539,789

		6,753,786

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	38,500	2,306,920
ABIOMED, Inc.*	6,000	1,745,940
Align Technology, Inc.*	10,000	2,511,300
Antares Pharma, Inc.*(a)	142,800	314,160
AxoGen, Inc.*(a)	31,500	1,149,750
Becton, Dickinson & Co.	48,654	10,543,322
Boston Scientific Corp.*	212,054	5,793,315
Cardiovascular Systems, Inc.*	10,000	219,300
Danaher Corp.	108,527	10,625,879
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	78,182	748,942
Glaukos Corp.*(a)	34,400	1,060,552
Heska Corp.*	10,400	822,328
Hoya Corp. (Japan)	52,400	2,646,862
IDEXX Laboratories, Inc.*	7,200	1,378,008
Intuitive Surgical, Inc.*	6,800	2,807,244
iRhythm Technologies, Inc.*	8,600	541,370
Koninklijke Philips NV (Netherlands)	155,106	5,939,327
Medtronic PLC	29,383	2,357,104
Merit Medical Systems, Inc.*	33,210	1,506,074
Nagaileben Co. Ltd. (Japan)	20,100	558,648
Olympus Corp. (Japan)	84,700	3,238,850
OrthoPediatrics Corp.*(a)	33,900	510,534
ResMed, Inc.(a)	10,100	994,547
Sartorius Stedim Biotech (France)	36,400	3,286,075
Sientra, Inc.*(a)	20,000	193,200
STERIS PLC	7,000	653,520
Stryker Corp.	15,015	2,416,214
ViewRay, Inc.*(a)	88,500	569,055

		67,438,340

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	14,200	556,356
Addus HomeCare Corp.*	30,200	1,469,230
Almost Family, Inc.*	15,100	845,600
Amedisys, Inc.*	21,900	1,321,446

A559

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Anthem, Inc.	13,800	$3,031,860
As One Corp. (Japan)	15,400	987,926
BioScrip, Inc.*(a)	297,000	730,620
Capital Senior Living Corp.*	39,900	428,925
Cardinal Health, Inc.	17,300	1,084,364
Centene Corp.*	16,300	1,741,981
Cigna Corp.	11,133	1,867,449
Civitas Solutions, Inc.*	29,900	460,460
Fresenius Medical Care AG & Co. KGaA (Germany)	22,375	2,285,223
Hanger, Inc.*(a)	23,810	380,960
Humana, Inc.	43,348	11,653,243
Laboratory Corp. of America Holdings*	8,500	1,374,875
McKesson Corp.	8,700	1,225,569
Mediclinic International PLC (South Africa)(a)	348,676	2,941,821
Quest Diagnostics, Inc.	12,400	1,243,720
Raffles Medical Group Ltd. (Singapore)	1,414,381	1,245,006
Ryman Healthcare Ltd. (New Zealand)	91,287	702,481
Ship Healthcare Holdings, Inc. (Japan)	20,000	710,433
Sigma Healthcare Ltd. (Australia)	1,032,235	621,688
Tsukui Corp. (Japan)	113,600	880,580
UnitedHealth Group, Inc.	91,971	19,681,794
Universal Health Services, Inc. (Class B Stock)	12,200	1,444,602
WellCare Health Plans, Inc.*	15,100	2,923,813

		63,842,025

Health Care Technology — 0.0%
CompuGroup Medical SE (Germany)	32,400	1,752,571
Evolent Health, Inc. (Class A Stock)*(a)	38,200	544,350

		2,296,921

Hotels, Restaurants & Leisure — 1.4%
Accor SA (France)	62,212	3,360,998
Aristocrat Leisure Ltd. (Australia)	163,385	3,050,482
Bluegreen Vacations Corp.(a)	50,600	1,071,202
Bojangles’, Inc.*	26,100	361,485
Caesars Entertainment Corp.*	63,800	717,750
Cara Operations Ltd. (Canada)	41,100	931,836
Carnival Corp.	19,800	1,298,484
Carnival PLC	58,714	3,779,027
Carrols Restaurant Group, Inc.*	41,580	465,696
Compass Group PLC (United Kingdom)	66,376	1,355,325
Crown Resorts Ltd. (Australia)	243,580	2,392,212
Darden Restaurants, Inc.	14,400	1,227,600
Dave & Buster’s Entertainment, Inc.*	14,400	601,056
Denny’s Corp.*	58,450	901,884
Eldorado Resorts, Inc.*(a)	15,100	498,300
Genting Hong Kong Ltd. (Hong Kong)	443,900	77,572
Genting Singapore PLC (Singapore)	1,405,300	1,165,589
Hilton Grand Vacations, Inc.*	31,300	1,346,526
InterContinental Hotels Group PLC (United Kingdom)	24,156	1,447,246
Jack in the Box, Inc.	9,700	827,701
Las Vegas Sands Corp.	121,510	8,736,569
Marriott International, Inc. (Class A Stock)	12,000	1,631,760
McDonald’s Corp.	32,165	5,029,963

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Holdings Co. Japan Ltd. (Japan)	21,500	$1,017,505
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	192,800	5,587,343
Melia Hotels International SA (Spain)	119,700	1,694,456
Playtech PLC (United Kingdom)	209,150	2,151,071
Restaurant Brands International, Inc. (Canada)	20,400	1,160,964
Rezidor Hotel Group AB (Belgium)	182,600	512,864
Royal Caribbean Cruises Ltd.	67,005	7,889,168
Starbucks Corp.	29,164	1,688,304
Vail Resorts, Inc.(a)	4,700	1,041,990
Wyndham Worldwide Corp.	21,704	2,483,589
Wynn Resorts Ltd.	8,100	1,477,116
Yum! Brands, Inc.	17,900	1,523,827

		70,504,460

Household Durables — 0.6%
Cairn Homes PLC (Ireland)*	917,600	2,042,772
Coway Co. Ltd. (South Korea)	10,086	832,687
Cuckoo Holdings Co. Ltd. (South Korea)	6,161	497,666
De’ Longhi SpA (Italy)	32,600	967,710
Dorel Industries, Inc. (Canada) (Class B Stock)	14,400	325,812
Helen of Troy Ltd.*	8,700	756,900
Iida Group Holdings Co. Ltd. (Japan)	81,200	1,517,844
Installed Building Products, Inc.*	9,600	576,480
Midea Group Co. Ltd. (China) (Class A Stock)	131,100	1,167,906
Panasonic Corp. (Japan)	317,900	4,565,201
Persimmon PLC (United Kingdom)	38,604	1,370,139
Sony Corp. (Japan)	87,400	4,300,107
Taylor Morrison Home Corp. (Class A Stock)*	126,143	2,936,609
Techtronic Industries Co. Ltd. (Hong Kong)	85,500	501,807
Toll Brothers, Inc.	117,191	5,068,511
TopBuild Corp.*	18,100	1,385,012
ZAGG, Inc.*	19,000	231,800

		29,044,963

Household Products — 0.5%
Colgate-Palmolive Co.	34,611	2,480,916
Essity AB (Sweden) (Class B Stock)*	132,789	3,680,005
Kimberly-Clark Corp.	12,000	1,321,560
Procter & Gamble Co. (The)	191,940	15,217,003
Reckitt Benckiser Group PLC (United Kingdom)	12,529	1,057,543

		23,757,027

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	113,800	1,293,906
Boralex, Inc. (Canada) (Class A Stock)	62,100	1,078,261
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	1,916,000	721,437
Vistra Energy Corp.*(a)	142,900	2,976,607

		6,070,211

Industrial Conglomerates — 0.3%
3M Co.	18,698	4,104,585
CK Hutchison Holdings Ltd. (Hong Kong)	492,364	5,915,886

A560

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	14,572	$2,105,800
Jardine Matheson Holdings Ltd. (Hong Kong)	18,900	1,164,737
Jardine Strategic Holdings Ltd. (Hong Kong)	20,300	780,407
Roper Technologies, Inc.	4,100	1,150,829
Toshiba Corp. (Japan)*	932,000	2,718,393

		17,940,637

Insurance — 2.1%
Admiral Group PLC (United Kingdom)	17,585	455,141
AIA Group Ltd. (Hong Kong)	533,000	4,556,446
Allianz SE (Germany)	32,578	7,364,499
Allstate Corp. (The)	81,742	7,749,142
American International Group, Inc.	125,322	6,820,023
Assurant, Inc.	15,700	1,435,137
Aviva PLC (United Kingdom)	172,683	1,205,167
Baloise Holding AG (Switzerland)	9,170	1,402,860
China Life Insurance Co. Ltd. (China) (Class H Stock)	660,000	1,845,222
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	199,400	904,820
Chubb Ltd.	9,200	1,258,284
Dai-ichi Life Holdings, Inc. (Japan)	160,300	2,959,375
Direct Line Insurance Group PLC (United Kingdom)	300,876	1,611,041
Discovery Ltd. (South Africa)	94,388	1,361,707
Employers Holdings, Inc.	18,500	748,325
First American Financial Corp.	85,800	5,034,744
FNF Group	34,300	1,372,686
Hartford Financial Services Group, Inc. (The)	62,383	3,213,972
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	23,325	865,134
Insurance Australia Group Ltd. (Australia)	708,640	4,102,971
James River Group Holdings Ltd.	22,500	798,075
Lancashire Holdings Ltd. (United Kingdom)	42,489	345,576
Marsh & McLennan Cos., Inc.	17,900	1,478,361
MetLife, Inc.	22,600	1,037,114
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	19,354	4,500,612
National Western Life Group, Inc. (Class A Stock)	2,800	853,664
NN Group NV (Netherlands)	54,365	2,415,438
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	132,000	1,361,009
Principal Financial Group, Inc.	70,202	4,276,004
ProAssurance Corp.	13,500	655,425
Prudential PLC (United Kingdom)	227,998	5,697,356
QBE Insurance Group Ltd. (Australia)	440,931	3,289,663
Reinsurance Group of America, Inc.	29,354	4,520,516
Sampo OYJ (Finland) (Class A Stock)	47,988	2,673,544
SCOR SE (France)	12,800	522,563
Sony Financial Holdings, Inc. (Japan)	72,600	1,325,686
Swiss Re AG (Switzerland)	4,718	481,551
Torchmark Corp.	9,700	816,449
Travelers Cos., Inc. (The)	9,500	1,319,170
Unum Group	116,624	5,552,469

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)*	28,420	$9,374,688

		109,561,629

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	13,377	19,361,067
Booking Holdings, Inc.*	1,300	2,704,507
Duluth Holdings, Inc. (Class B Stock)*(a)	27,100	507,583
JD.com, Inc. (China), ADR*	62,480	2,529,815
Netflix, Inc.*	7,400	2,185,590
Start Today Co. Ltd. (Japan)	55,300	1,439,319

		28,727,881

Internet Software & Services — 2.2%
2U, Inc.*	15,600	1,310,868
58.com, Inc. (China), ADR*	8,080	645,269
Alibaba Group Holding Ltd. (China), ADR*(a)	42,400	7,782,095
Alphabet, Inc. (Class A Stock)*	18,847	19,546,978
Alphabet, Inc. (Class C Stock)*	11,571	11,938,842
Box, Inc. (Class A Stock)*	16,700	343,185
Cloudera, Inc.*	11,500	248,170
Cornerstone OnDemand, Inc.*	24,600	962,106
DeNA Co. Ltd. (Japan)(a)	89,400	1,628,225
eBay, Inc.*	207,620	8,354,629
Facebook, Inc. (Class A Stock)*	138,377	22,111,262
GMO internet, Inc. (Japan)	76,000	1,643,166
Gogo, Inc.*(a)	52,300	451,349
Internet Initiative Japan, Inc. (Japan)	20,300	418,674
Kakaku.com, Inc. (Japan)	100,400	1,776,814
LivePerson, Inc.*	30,900	505,215
LogMeIn, Inc.	8,000	924,400
Mail.Ru Group Ltd. (Russia), GDR*	54,741	1,914,840
Match Group, Inc.*(a)	30,800	1,368,752
MercadoLibre, Inc. (Argentina)(a)	16,800	5,987,352
Mimecast Ltd.*	24,100	853,863
Mixi, Inc. (Japan)	37,300	1,395,567
Moneysupermarket.com Group PLC (United Kingdom)	200,600	807,447
Mulesoft, Inc. (Class A Stock)*	25,100	1,103,898
NAVER Corp. (South Korea)	933	694,361
NetEase, Inc. (China), ADR	1,940	543,957
Shopify, Inc. (Canada) (Class A Stock)*	7,600	945,731
Tencent Holdings Ltd. (China)	209,800	11,261,974
United Internet AG (Germany)	16,921	1,066,204
VeriSign, Inc.*(a)	13,300	1,576,848
Yahoo Japan Corp. (Japan)(a)	159,500	746,603

		110,858,644

IT Services — 1.8%
Accenture PLC (Class A Stock)	40,492	6,215,523
Alliance Data Systems Corp.	5,700	1,213,302
Alten SA (France)	21,636	2,085,814
Amadeus IT Group SA (Spain)	110,755	8,196,225
Amdocs Ltd.	7,700	513,744
Booz Allen Hamilton Holding Corp.	22,200	859,584
Capgemini SE (France)	52,070	6,497,015
CGI Group, Inc. (Canada) (Class A Stock)*	12,500	720,883
Cognizant Technology Solutions Corp. (Class A Stock)	87,902	7,076,111

A561

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Computershare Ltd. (Australia)	114,562	$1,536,327
DXC Technology Co.	68,541	6,890,427
EPAM Systems, Inc.*	17,900	2,049,908
Euronet Worldwide, Inc.*	7,200	568,224
EVERTEC, Inc. (Puerto Rico)(a)	67,800	1,108,530
ExlService Holdings, Inc.*	24,000	1,338,480
Fidelity National Information Services, Inc.	9,700	934,110
First Data Corp. (Class A Stock)*	76,300	1,220,800
Fiserv, Inc.*	40,482	2,886,771
Jack Henry & Associates, Inc.	11,400	1,378,830
Leidos Holdings, Inc.	12,400	810,960
Luxoft Holding, Inc.*	8,200	335,790
Mastercard, Inc. (Class A Stock)	40,100	7,023,916
Obic Co. Ltd. (Japan)	52,600	4,432,498
Otsuka Corp. (Japan)	45,500	2,319,718
Paychex, Inc.	42,100	2,592,939
PayPal Holdings, Inc.*	68,900	5,227,443
Square, Inc. (Class A Stock)*(a)	30,800	1,515,360
Virtusa Corp.*	29,120	1,411,155
Visa, Inc. (Class A Stock)(a)	63,769	7,628,048
Wirecard AG (Germany)	27,991	3,318,104
WNS Holdings Ltd. (India), ADR*	22,700	1,028,991
Zuken, Inc. (Japan)	145,900	2,024,115

		92,959,645

Leisure Products — 0.1%
Amer Sports OYJ (Finland)*	48,600	1,499,805
Brunswick Corp.	61,684	3,663,413

		5,163,218

Life Sciences Tools & Services — 0.3%
Accelerate Diagnostics, Inc.*(a)	13,300	303,905
Agilent Technologies, Inc.	76,814	5,138,857
Bruker Corp.	31,966	956,423
Cambrex Corp.*(a)	21,300	1,113,990
Charles River Laboratories International, Inc.*	4,700	501,678
Lonza Group AG (Switzerland)*	17,740	4,183,787
Tecan Group AG (Switzerland)	12,320	2,609,152

		14,807,792

Machinery — 1.4%
Alfa Laval AB (Sweden)	207,207	4,910,404
Allison Transmission Holdings, Inc.	74,667	2,916,493
CNH Industrial NV (United Kingdom)	206,766	2,555,016
Cummins, Inc.	35,579	5,767,000
Deere & Co.	10,600	1,646,392
Deutz AG (Germany)	169,200	1,553,271
Douglas Dynamics, Inc.	34,300	1,486,905
EnPro Industries, Inc.	9,900	766,062
FANUC Corp. (Japan)	9,900	2,547,796
Federal Signal Corp.	83,900	1,847,478
Fortive Corp.	58,889	4,565,075
Hoshizaki Corp. (Japan)	12,200	1,087,643
Ingersoll-Rand PLC	90,248	7,717,106
ITT, Inc.	36,900	1,807,362
Komatsu Ltd. (Japan)	75,600	2,532,522
Kone OYJ (Finland) (Class B Stock)	25,069	1,251,142
Makita Corp. (Japan)	28,500	1,411,724

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Meritor, Inc.*	26,600	$546,896
MINEBEA MITSUMI, Inc. (Japan)	180,500	3,881,060
Mitsubishi Heavy Industries Ltd. (Japan)	47,800	1,843,120
Miura Co. Ltd. (Japan)	51,000	1,653,031
Nippon Thompson Co. Ltd. (Japan)	72,600	590,186
OC Oerlikon Corp. AG (Switzerland)*	40,390	713,913
Oshkosh Corp.	8,800	679,976
Parker-Hannifin Corp.	7,200	1,231,416
Pfeiffer Vacuum Technology AG (Germany) .	3,800	590,816
Singamas Container Holdings Ltd. (Hong Kong)	2,472,000	414,588
SMC Corp. (Japan)	9,300	3,783,232
Sumitomo Heavy Industries Ltd. (Japan)	52,900	2,021,170
Volvo AB (Sweden) (Class B Stock)(a)	237,959	4,355,691
WABCO Holdings, Inc.*	20,775	2,781,149
Wartsila OYJ Abp (Finland)(a)	62,997	1,391,941
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,106,400	1,030,482

		73,878,058

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,610	2,512,533

Media — 0.9%
Cinemark Holdings, Inc.(a)	25,200	949,284
Cineworld Group PLC (United Kingdom)	88,300	292,659
Comcast Corp. (Class A Stock)	367,043	12,541,859
CTS Eventim AG & Co. KGaA (Germany)	20,648	967,943
Daiichikosho Co. Ltd. (Japan)	24,300	1,278,090
GCI Liberty, Inc. (Class A Stock)*	6,300	333,018
Informa PLC (United Kingdom)	134,886	1,359,129
IPSOS (France)	30,100	1,182,824
ITV PLC (United Kingdom)	609,319	1,233,424
Mediaset Espana Comunicacion SA (Spain)	84,000	855,676
Naspers Ltd. (South Africa) (Class N Stock)	20,997	5,138,240
Omnicom Group, Inc.(a)	17,100	1,242,657
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,168,000	133,017
Pico Far East Holdings Ltd. (Hong Kong)	1,640,000	629,180
ProSiebenSat.1 Media SE (Germany)	154,188	5,340,537
Quebecor, Inc. (Canada) (Class B Stock)	77,000	1,472,046
Sirius XM Holdings, Inc.(a)	276,300	1,724,112
Technicolor SA (France)	69,500	117,519
Telenet Group Holding NV (Belgium)*	37,749	2,523,329
Time Warner, Inc.	3,800	359,404
Vivendi SA (France)	223,961	5,808,394

		45,482,341

Metals & Mining — 0.9%
Agnico Eagle Mines Ltd. (Canada)	27,300	1,148,492
Alrosa PJSC (Russia)	959,000	1,528,653
ArcelorMittal (Luxembourg)*	78,523	2,494,073
BHP Billiton Ltd. (Australia)	285,774	6,334,320
BHP Billiton PLC (Australia)	440,954	8,714,649
Commercial Metals Co.	55,600	1,137,576
Detour Gold Corp. (Canada)*	53,300	539,475
Dowa Holdings Co. Ltd. (Japan)	7,400	264,804
Ferroglobe PLC^	44,100	—
Franco-Nevada Corp. (Canada)	16,000	1,091,629

A562

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Freeport-McMoRan, Inc.*	27,800	$488,446
Fresnillo PLC (Mexico)	67,504	1,205,339
Gem Diamonds Ltd. (United Kingdom)*	216,900	274,313
Glencore PLC (Switzerland)*	1,337,385	6,645,760
Independence Group NL (Australia)	350,274	1,255,052
Kaiser Aluminum Corp.	7,800	787,020
KAZ Minerals PLC (Kazakhstan)*	95,600	1,153,226
Lundin Mining Corp. (Canada)	247,100	1,620,674
POSCO (South Korea)	4,975	1,588,024
Randgold Resources Ltd. (United Kingdom)	13,340	1,108,232
South32 Ltd. (Australia)	1,325,765	3,331,878
Tahoe Resources, Inc.	60,500	284,104
Vale SA (Brazil), ADR(a)	86,904	1,105,419
Worthington Industries, Inc.	8,100	347,652

		44,448,810

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	123,800	2,342,296
Chimera Investment Corp.	69,700	1,213,477
MFA Financial, Inc.	152,500	1,148,325
New Residential Investment Corp.	76,700	1,261,715
Redwood Trust, Inc.	56,780	878,387
Starwood Property Trust, Inc.	59,800	1,252,810
Two Harbors Investment Corp.	49,000	753,130

		8,850,140

Multiline Retail — 0.2%
B&M European Value Retail SA (United Kingdom)	567,092	3,112,924
Dollar General Corp.	15,000	1,403,250
Dollarama, Inc. (Canada)	9,300	1,130,278
Don Quijote Holdings Co. Ltd. (Japan)	14,100	808,075
Lifestyle International Holdings Ltd. (Hong Kong)	375,000	617,633
Macy’s, Inc.	52,600	1,564,324

		8,636,484

Multi-Utilities — 0.5%
Ameren Corp.	49,886	2,825,044
CenterPoint Energy, Inc.	51,000	1,397,400
CMS Energy Corp.	32,300	1,462,867
DTE Energy Co.	11,700	1,221,480
E.ON SE (Germany)	573,545	6,373,291
Engie SA (France)	254,982	4,257,819
NiSource, Inc.	48,800	1,166,808
Public Service Enterprise Group, Inc.	57,125	2,869,960
Sempra Energy	10,800	1,201,176
Vectren Corp.	19,400	1,240,048

		24,015,893

Oil & Gas Services — 0.0%
Expro Holdings U.S., Inc.*	4,574	109,206

Oil, Gas & Consumable Fuels — 3.1%
Alta Mesa Resources, Inc.*(a)	39,200	313,600
Andeavor	24,900	2,503,944
Ardmore Shipping Corp. (Ireland)*(a)	91,428	694,853
BP PLC (United Kingdom)	1,971,026	13,294,744
Cabot Oil & Gas Corp.	48,600	1,165,428
Callon Petroleum Co.*(a)	115,100	1,523,924

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Canadian Natural Resources Ltd. (Canada)	77,600	$2,439,400
Centennial Resource Development, Inc. (Class A Stock)*(a)	50,400	924,840
Chevron Corp.	139,587	15,918,501
CNOOC Ltd. (China)	1,319,000	1,953,029
ConocoPhillips	218,471	12,953,146
Delek US Holdings, Inc.(a)	26,300	1,070,410
Devon Energy Corp.	114,169	3,629,433
Diamondback Energy, Inc.*	7,700	974,204
Encana Corp. (Canada)	55,700	612,620
EOG Resources, Inc.	8,900	936,903
Euronav NV (Belgium)	63,000	523,123
Extraction Oil & Gas, Inc.*(a)	87,486	1,002,590
Exxon Mobil Corp.	33,868	2,526,891
HollyFrontier Corp.	65,200	3,185,672
Inter Pipeline Ltd. (Canada)	59,600	1,034,390
Kinder Morgan, Inc.	64,900	977,394
LUKOIL PJSC (Russia)	25,743	1,793,151
Lundin Petroleum AB (Sweden)*	181,306	4,580,313
Marathon Petroleum Corp.	122,437	8,951,369
Murphy Oil Corp.	16,600	428,944
Occidental Petroleum Corp.	3,500	227,360
OMV AG (Austria)	58,921	3,436,691
Petroleo Brasileiro SA (Brazil)*	410,700	2,910,957
Phillips 66	52,200	5,007,024
Plains GP Holdings LP (Class A Stock)*	109,000	2,370,750
PrairieSky Royalty Ltd. (Canada)(a)	24,800	542,256
Repsol SA (Spain)	303,404	5,393,207
Resolute Energy Corp.*(a)	16,600	575,190
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	268,578	8,497,392
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	111,125	7,090,886
San-Ai Oil Co. Ltd. (Japan)	98,000	1,449,355
Snam SpA (Italy)	266,512	1,225,106
Spartan Energy Corp. (Canada)*	98,466	438,697
Star Petroleum Refining PCL (Thailand)	1,423,500	744,197
Statoil ASA (Norway)	309,417	7,323,273
Suncor Energy, Inc. (Canada)	155,800	5,380,170
TOTAL SA (France)	114,137	6,542,304
TransCanada Corp. (Canada)	25,200	1,042,152
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	51,459	1,437,334
Valero Energy Corp.	101,425	9,409,197
Williams Cos., Inc. (The)	43,300	1,076,438

		158,032,752

Paper & Forest Products — 0.2%
Canfor Corp. (Canada)*	44,800	1,020,592
Domtar Corp.	37,700	1,603,758
KapStone Paper and Packaging Corp.	28,300	970,973
Nine Dragons Paper Holdings Ltd. (Hong Kong)	989,000	1,498,931
UPM-Kymmene OYJ (Finland)	95,173	3,528,433
West Fraser Timber Co. Ltd. (Canada)	21,200	1,408,726

		10,031,413

Personal Products — 0.8%
Beiersdorf AG (Germany)	12,035	1,363,899

A563

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
elf Beauty, Inc.*(a)	24,300	$470,691
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,800	2,066,136
Herbalife Ltd.*(a)	20,500	1,998,135
Kao Corp. (Japan)	64,600	4,849,748
Kose Corp. (Japan)	15,000	3,153,344
L’Oreal SA (France)	12,379	2,795,907
Unilever NV (United Kingdom), CVA	271,186	15,307,228
Unilever PLC (United Kingdom)	172,572	9,571,262

		41,576,350

Pharmaceuticals — 2.0%
Aclaris Therapeutics, Inc.*(a)	22,400	392,448
Astellas Pharma, Inc. (Japan)	107,700	1,647,378
AstraZeneca PLC (United Kingdom)	139,286	9,574,670
AstraZeneca PLC (United Kingdom), ADR(a)	207,908	7,270,543
Bayer AG (Germany)	30,983	3,492,834
Bristol-Myers Squibb Co.	206,481	13,059,923
Catalent, Inc.*	36,300	1,490,478
Chugai Pharmaceutical Co. Ltd. (Japan)	40,500	2,056,117
CSPC Pharmaceutical Group Ltd. (China)	730,000	1,967,725
Cymabay Therapeutics, Inc.*	16,400	213,036
Daiichi Sankyo Co. Ltd. (Japan)	15,800	530,025
GlaxoSmithKline PLC (United Kingdom)	110,962	2,154,992
Ipsen SA (France)	38,739	6,021,429
Jazz Pharmaceuticals PLC*	2,100	317,079
Johnson & Johnson	31,394	4,023,141
Merck KGaA (Germany)	12,258	1,176,131
Nektar Therapeutics*	11,800	1,253,868
Novartis AG (Switzerland)	177,986	14,395,663
Ono Pharmaceutical Co. Ltd. (Japan)	27,900	887,689
Orion OYJ (Finland) (Class B Stock)	56,201	1,720,456
Roche Holding AG (Switzerland)	64,407	14,774,780
Sanofi (France)	107,987	8,664,896
Santen Pharmaceutical Co. Ltd. (Japan)	73,600	1,232,504
Shionogi & Co. Ltd. (Japan)	53,700	2,796,349
Takeda Pharmaceutical Co. Ltd. (Japan)	47,100	2,296,655
Tonghua Dongbao Pharmaceutical Co. Ltd. (China) (Class A Stock)	288,100	1,155,097

		104,565,906

Professional Services — 0.5%
CBIZ, Inc.*	114,760	2,094,370
Dun & Bradstreet Corp. (The)	11,300	1,322,100
ICF International, Inc.	53,152	3,106,734
Meitec Corp. (Japan)	54,200	2,969,000
Morneau Shepell, Inc. (Canada)	42,900	860,764
Nielsen Holdings PLC	39,200	1,246,167
Recruit Holdings Co. Ltd. (Japan)	179,700	4,503,933
Robert Half International, Inc.	23,600	1,366,204
SEEK Ltd. (Australia)	83,653	1,206,559
SGS SA (Switzerland)	573	1,409,539
SThree PLC (United Kingdom)	75,710	342,764
Teleperformance (France)	20,400	3,163,569

		23,591,703

Real Estate Management & Development — 0.8%
Aedas Homes SAU (Spain), 144A*	27,588	1,010,088

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Ayala Land, Inc. (Philippines)	1,694,500	$1,340,928
Azrieli Group Ltd. (Israel)	5,248	252,276
Castellum AB (Sweden)(a)	90,550	1,483,050
CBRE Group, Inc. (Class A Stock)*	34,900	1,647,978
Daito Trust Construction Co. Ltd. (Japan)	17,998	3,064,464
First Capital Realty, Inc. (Canada)	26,200	413,839
Goldcrest Co. Ltd. (Japan)	23,800	507,883
Henderson Land Development Co. Ltd. (Hong Kong)	499,300	3,273,948
Hongkong Land Holdings Ltd. (Hong Kong) .	471,000	3,254,145
Investors Cloud Co. Ltd. (Japan)(a)	72,600	1,609,805
LendLease Group (Australia)	353,358	4,737,475
Mitsui Fudosan Co. Ltd. (Japan)	175,400	4,234,376
PATRIZIA Immobilien AG (Germany)*	35,600	790,044
PSP Swiss Property AG (Switzerland)	5,638	550,160
Sino Land Co. Ltd. (Hong Kong)	2,195,648	3,558,818
Tokyo Tatemono Co. Ltd. (Japan)	83,900	1,270,000
UOL Group Ltd. (Singapore)	77,200	506,175
Vonovia SE (Germany)	58,760	2,913,901
Wharf Holdings Ltd. (The) (Hong Kong)	599,000	2,073,911
Wheelock & Co. Ltd. (Hong Kong)	67,000	491,448

		38,984,712

Road & Rail — 0.4%
Avis Budget Group, Inc.*(a)	32,400	1,517,616
ComfortDelGro Corp. Ltd. (Singapore)	282,100	442,842
CSX Corp.	30,300	1,688,013
DSV A/S (Denmark)	11,863	936,564
Landstar System, Inc.	11,300	1,239,045
Localiza Rent a Car SA (Brazil)	223,900	1,934,189
Marten Transport Ltd.	19,000	433,200
Old Dominion Freight Line, Inc.	29,453	4,328,707
Ryder System, Inc.	26,137	1,902,512
Saia, Inc.*	18,100	1,360,215
Union Pacific Corp.	22,300	2,997,789

		18,780,692

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	30,600	2,788,578
ASM Pacific Technology Ltd. (Hong Kong)	210,200	2,961,368
ASML Holding NV (Netherlands)	37,743	7,484,204
Broadcom Ltd.	13,000	3,063,450
Cavium, Inc.*	40,490	3,214,096
Inphi Corp.*(a)	30,200	909,020
Intel Corp.	351,059	18,283,153
KLA-Tencor Corp.	24,500	2,670,745
MediaTek, Inc. (Taiwan)	49,000	563,806
Micron Technology, Inc.*	266,800	13,910,952
Monolithic Power Systems, Inc.	26,790	3,101,478
NVIDIA Corp.	21,500	4,979,185
ON Semiconductor Corp.*	62,800	1,536,088
Renesas Electronics Corp. (Japan)*	106,800	1,073,637
Rohm Co. Ltd. (Japan)	14,800	1,404,828
SK Hynix, Inc. (South Korea)	30,310	2,322,109
Skyworks Solutions, Inc.	13,900	1,393,614
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,081,000	9,156,287
Tokyo Electron Ltd. (Japan)	32,900	6,086,209

A564

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
United Microelectronics Corp. (Taiwan)	2,706,000	$1,426,070

		88,328,877

Software — 2.4%
Activision Blizzard, Inc.	13,300	897,218
Adobe Systems, Inc.*	78,697	17,004,847
CA, Inc.	40,900	1,386,510
Callidus Software, Inc.*	27,860	1,001,567
Capcom Co. Ltd. (Japan)	77,500	1,795,769
Check Point Software Technologies Ltd. (Israel)*(a)	26,560	2,638,470
Citrix Systems, Inc.*	25,400	2,357,120
CommVault Systems, Inc.*	61,786	3,534,159
Constellation Software, Inc. (Canada)	3,200	2,171,211
Ebix, Inc.(a)	20,200	1,504,900
Ellie Mae, Inc.*(a)	10,900	1,002,146
Everbridge, Inc.*	11,100	406,260
Fidessa Group PLC (United Kingdom)	13,753	708,414
Hansen Technologies Ltd. (Australia)	253,536	810,957
Intuit, Inc.	31,084	5,388,411
IRESS Ltd. (Australia)	121,775	895,053
Micro Focus International PLC (United Kingdom)	189,340	2,643,865
Microsoft Corp.	343,130	31,317,475
Nexon Co. Ltd. (Japan)*	84,900	1,439,368
Nintendo Co. Ltd. (Japan)	11,200	4,975,861
Nuance Communications, Inc.*	51,600	812,700
Oracle Corp.	80,200	3,669,150
Oracle Corp. (Japan)	12,300	1,020,825
Park City Group, Inc.*(a)	33,000	288,750
Paycom Software, Inc.*(a)	20,400	2,190,756
RealPage, Inc.*	22,200	1,143,300
Red Hat, Inc.*	10,600	1,584,806
RingCentral, Inc. (Class A Stock)*	30,800	1,955,800
salesforce.com, Inc.*	69,602	8,094,713
SAP SE (Germany)	116,518	12,232,289
SDL PLC (United Kingdom)	51,049	294,731
Take-Two Interactive Software, Inc.*	12,500	1,222,250
Trend Micro, Inc. (Japan)	31,100	1,834,023
Tyler Technologies, Inc.*	4,600	970,416
Ubisoft Entertainment SA (France)*	17,141	1,450,679
Varonis Systems, Inc.*	20,400	1,234,200

		123,878,969

Specialty Retail — 0.9%
AutoCanada, Inc. (Canada)(a)	43,800	756,093
AutoZone, Inc.*	3,600	2,335,284
Dufry AG (Switzerland)*	9,162	1,203,427
Foschini Group Ltd. (The) (South Africa)	51,730	975,758
Hikari Tsushin, Inc. (Japan)	9,600	1,548,540
Home Depot, Inc. (The)	78,749	14,036,222
Kingfisher PLC (United Kingdom)	321,071	1,317,127
L Brands, Inc.	30,900	1,180,689
Lithia Motors, Inc. (Class A Stock)	6,700	673,484
Lowe’s Cos., Inc.	46,471	4,077,830
Nitori Holdings Co. Ltd. (Japan)	17,400	3,051,368
Petrobras Distribuidora SA (Brazil)	157,700	1,104,371
Ross Stores, Inc.	42,108	3,283,582
Sac’s Bar Holdings, Inc. (Japan)	62,400	667,117

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Seobu T&D (South Korea)	44,924	$471,775
TJX Cos., Inc. (The)	81,260	6,627,565
USS Co. Ltd. (Japan)	71,400	1,461,373
Xebio Holdings Co. Ltd. (Japan)	17,500	346,858

		45,118,463

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	171,539	28,780,813
Catcher Technology Co. Ltd. (Taiwan)	188,000	2,363,142
Cray, Inc.*	40,800	844,560
HP, Inc.	312,299	6,845,594
Samsung Electronics Co. Ltd. (South Korea)	3,768	8,803,843
Super Micro Computer, Inc.*(a)	42,200	717,400
Western Digital Corp.	81,239	7,495,923

		55,851,275

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	10,600	1,103,460
Fila Korea Ltd. (South Korea)	7,289	739,690
Hermes International (France)	4,535	2,688,131
Kering SA (France)	12,957	6,214,407
Luxottica Group SpA (Italy)	22,715	1,411,162
LVMH Moet Hennessy Louis Vuitton SE (France)	9,030	2,782,807
Oxford Industries, Inc.	14,200	1,058,752
PVH Corp.	29,376	4,448,408
Skechers U.S.A., Inc. (Class A Stock)*	23,750	923,638
Steven Madden Ltd.	35,470	1,557,133
Swatch Group AG (The) (Switzerland)	4,513	1,991,340
Tapestry, Inc.	27,200	1,430,992
Ted Baker PLC (United Kingdom)	19,000	666,769
Wolverine World Wide, Inc.	55,400	1,601,060

		28,617,749

Thrifts & Mortgage Finance — 0.3%
Aareal Bank AG (Germany)	31,996	1,526,406
Beneficial Bancorp, Inc.	62,800	976,540
Bridgewater Bancshares, Inc.*	88,300	1,154,081
Entegra Financial Corp.*	17,200	498,800
Essent Group Ltd.*	119,822	5,099,624
Kearny Financial Corp.	37,857	492,141
MGIC Investment Corp.*	94,900	1,233,700
NMI Holdings, Inc. (Class A Stock)*	67,300	1,113,815
PB Bancorp, Inc.	38,900	406,505
Western New England Bancorp, Inc.	57,200	609,180

		13,110,792

Tobacco — 0.7%
Altria Group, Inc.	184,257	11,482,896
British American Tobacco PLC (United Kingdom)	244,196	14,116,174
Imperial Brands PLC (United Kingdom)	123,542	4,206,534
Philip Morris International, Inc.	45,357	4,508,486

		34,314,090

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	22,100	1,611,090
Ashtead Group PLC (United Kingdom)	37,491	1,022,255
Bunzl PLC (United Kingdom)	60,000	1,764,377

A565

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Ferguson PLC (Switzerland)	38,443	$2,891,286
Fly Leasing Ltd. (Ireland), ADR*	57,700	767,987
iMarketKorea, Inc. (South Korea)	40,603	382,862
Inaba Denki Sangyo Co. Ltd. (Japan)	26,700	1,180,303
ITOCHU Corp. (Japan)(a)	483,900	9,449,200
MISUMI Group, Inc. (Japan)	40,200	1,113,365
Mitsubishi Corp. (Japan)	40,100	1,079,454
Ramirent OYJ (Finland)(a)	106,000	874,988
Rexel SA (France)	172,349	2,919,551
Sam Yung Trading Co. Ltd. (South Korea)	55,287	917,677
Sumitomo Corp. (Japan)	111,900	1,874,609
Univar, Inc.*	36,700	1,018,425

		28,867,429

Transportation Infrastructure — 0.3%
Aena SME SA (Spain), 144A	7,278	1,467,563
Aeroports de Paris (France)	4,820	1,050,095
BBA Aviation PLC (United Kingdom)	421,680	1,898,678
DP World Ltd. (United Arab Emirates)	78,609	1,770,182
Hutchison Port Holdings Trust (Hong Kong),
UTS	614,700	182,107
Kamigumi Co. Ltd. (Japan)	141,400	3,169,744
SATS Ltd. (Singapore)	547,300	2,150,718
Shanghai International Airport Co. Ltd.
(China) (Class A Stock)	384,300	2,939,738
Shenzhen Expressway Co. Ltd. (China)
(Class H Stock)	680,000	694,525

		15,323,350

Wireless Telecommunication Services — 0.3%
Mobile TeleSystems PJSC (Russia)	89,520	460,248
MTN Group Ltd. (South Africa)	75,079	755,154
SoftBank Group Corp. (Japan)	98,600	7,354,698
T-Mobile US, Inc.*	20,100	1,226,904
Vodafone Group PLC (United Kingdom)	2,382,100	6,517,484

		16,314,488

TOTAL COMMON STOCKS (cost $2,584,473,184)		2,886,405,235

PREFERRED STOCKS — 0.5%
Automobiles — 0.2%
Porsche Automobil Holding SE (Germany)
(PRFC)	65,650	5,472,484
Volkswagen AG (Germany) (PRFC)	23,495	4,682,886

		10,155,370

Banks — 0.1%
Banco ABC Brasil SA (Brazil) (PRFC)	155,168	850,699
Banco Bradesco SA (Brazil) (PRFC)	101,568	1,215,820
Itau Unibanco Holding SA (Brazil) (PRFC)	181,332	2,836,325

		4,902,844

Chemicals — 0.0%
Fuchs Petrolub SE (Germany) (PRFC)	21,900	1,188,836
Sociedad Quimica y Minera de Chile SA
(Chile) (PRFC B)	8,192	398,775

		1,587,611

		Shares	Value
PREFERRED STOCKS (Continued)
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)		51,100	$784,582

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC) .		19,691	2,588,445

Machinery — 0.1%
Jungheinrich AG (Germany) (PRFC)		70,900	3,142,347

TOTAL PREFERRED STOCKS
(cost $18,468,870)			23,161,199

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.4%
iShares MSCI Emerging Markets ETF		73,000	3,524,439
iShares MSCI India ETF(a)		507,500	17,320,975

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS

(cost $19,325,551)			20,845,414

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.2%
Capital Auto Receivables Asset Trust,
Series 2016-1, Class A3
1.730%	04/20/20	582	580,150
Flagship Credit Auto Trust,
Series 2015-3, Class A, 144A
2.380%	10/15/20	241	240,774
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	2,400	2,385,732
Series 2015-1, Class A, 144A
2.120%	07/15/26	1,194	1,179,742
Series 2015-2, Class A, 144A
2.440%	01/15/27	950	941,963
Series 2016-1, Class A, 144A
2.310%	08/15/27	830	817,055
Ford Credit Floorplan Master Owner Trust A,
Series 2018-1, Class A1
2.950%	05/15/23	1,800	1,799,858
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 144A
1.650%	05/15/20	960	959,036
Series 2018-1, Class A, 1 Month LIBOR + 0.300%, 144A
2.161%(c)	03/15/22	593	592,786
Santander Retail Auto Lease Trust 2018-A,
Series 2018-A, Class A3, 144A^
2.930%	05/20/21	1,100	1,099,885

			10,596,981

Consumer Loans — 0.0%
CLUB Credit Trust,
Series 2017-NP1, Class A, 144A
2.390%	04/17/23	42	42,075
Series 2018-NP1, Class A, 144A
2.990%	05/15/24	1,143	1,142,960

A566

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Consumer Loans (cont’d.)
Consumer Loan Underlying Bond Credit Trust,
Series 2017-NP2, Class A, 144A
2.550%	01/16/24	690	$688,956

			1,873,991

Credit Cards — 0.1%
BA Credit Card Trust,
Series 2017-A1, Class A1
1.950%	08/15/22	1,138	1,122,072
Capital One Multi-Asset Execution Trust,
Series 2015-A8, Class A8
2.050%	08/15/23	740	726,551
Series 2017-A1, Class A1
2.000%	01/17/23	1,134	1,118,785
Citibank Credit Card Issuance Trust,
Series 2017-A8, Class A8
1.860%	08/08/22	500	489,659

			3,457,067

Equipment — 0.0%
Dell Equipment Finance Trust,
Series 2017-2, Class A3, 144A
2.190%	10/24/22	1,030	1,019,679

Home Equity Loans — 0.0%
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2, 1 Month LIBOR + 0.290%
2.162%(c)	08/25/36	1,817	1,817,432

Other — 0.2%
Nationstar HECM Loan Trust,
Series 2017-1A, Class A, 144A
1.968%	05/25/27	823	820,587
Series 2017-2A, Class A1, 144A^
2.038%(cc)	09/25/27	1,138	1,130,893
Series 2018-1A, Class A, 144A^
2.760%(cc)	02/25/28	1,195	1,194,719
Prosper Marketplace Issuance Trust,
Series 2017-3A, Class A, 144A
2.360%	11/15/23	751	748,201
Series 2018-1A, Class A, 144A^
3.110%	06/17/24	1,200	1,199,787
Thunderbolt Aircraft Lease Ltd. (Cayman Islands),
Series 2017-A, Class A, 144A
4.212%	05/17/32	705	716,946
Verizon Owner Trust,
Series 2016-1A, Class A, 144A
1.420%	01/20/21	917	908,767
Series 2017-3A, Class A1A, 144A
2.060%	04/20/22	1,030	1,015,423

			7,735,323

Residential Mortgage-Backed Securities — 0.0%
CAM Mortgage Trust,
Series 2017-1, Class A1, 144A
3.220%	08/01/57	956	951,343

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust,
Series 2005-3, Class MV4, 1 Month LIBOR + 0.930%
2.802%(c)	08/25/35	106	$106,026

			1,057,369

TOTAL ASSET-BACKED SECURITIES
(cost $27,612,118)			27,557,842

BANK LOANS — 1.0%
Aerospace — 0.0%
Flying Fortress Holdings LLC,
Refinancing Term Loan, 3 Month LIBOR + 1.750%
4.050%(c)	10/30/22	15	15,054
Transdigm, Inc.,
New Tranche G Term Loans, 1 - 3 Month LIBOR + 2.500%
4.590%(c)	08/22/24	124	124,426
Wesco Aircraft Hardware Corp.,
Tranche B Term Loan, 3 Month LIBOR + 2.500%
4.200%(c)	02/28/21	30	29,175
4.200%(c)	10/01/21	75	74,719

			243,374

Aerospace & Defense — 0.0%
StandardAero Aviation Holdings Inc,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.630%(c)	07/07/22	173	174,912
Transdigm, Inc.,
New Tranche F Term Loan, 1 - 3 Month LIBOR + 2.750%
4.840%(c)	06/09/23	246	246,523

			421,435

Auto Manufacturers — 0.0%
CH Hold Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	02/01/24	94	94,026
Second Lien Initial Term Loan, 1 Month LIBOR + 7.250%^
9.130%(c)	02/03/25	25	25,313
Filtration Group Corp.,
Term Loan^
— %(p)	03/01/25	60	60,150

			179,489

Broadcasting — 0.0%
Raycom TV Broadcasting LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	08/23/24	80	79,599

Building Materials — 0.0%
Ineos Styrolution US Holding LLC,
New 2024 Dollar Term Loan, 2 Month LIBOR + 2.000%
3.990%(c)	03/29/24	89	89,518
Jeld-Wen,
Term B-4 Loan, 3 Month LIBOR + 2.000%
4.300%(c)	12/14/24	45	45,011

			134,529

Business Services — 0.0%
WEX, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.250%
4.130%(c)	07/01/23	15	15,051

A567

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Chemicals — 0.0%
Jade Germany GmbH,
Initial Dollar Term Loan, 3 Month LIBOR + 5.500%^
7.950%(c)	05/31/23	124	$124,373
Kraton Polymers LLC,
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%
4.380%(c)	03/10/25	75	75,445
Oxea Corp.,
Tranche B-2 Term Loan, 3 Month LIBOR + 3.500%
5.250%(c)	10/14/24	244	244,235
PQ Corp.,
Third Amendment Tranche B-1 Term Loan, 3 Month LIBOR + 2.500%
4.290%(c)	02/08/25	35	35,006
Trinseo Materials Operating SCA,
Term B Loan, 1 Month LIBOR + 2.500%
4.380%(c)	09/06/24	75	74,889
Tronox Finance LLC,
First Lien Blocked Dollar Term Loan, 3 Month LIBOR + 3.000%
5.300%(c)	09/23/24	38	38,003
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 3.000%
5.300%(c)	09/23/24	87	87,698
Venator Materials LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	08/08/24	50	49,968

			729,617

Commercial Services — 0.0%
Ancestry.com Operations, Inc.,
Term B Loan, 1 Month LIBOR + 3.250%
5.130%(c)	10/19/23	324	325,238
Camelot US Acquisition I Co.,
2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	10/03/23	71	71,792
EAB Global, Inc.,
First Lien Term Loan, 3 Month LIBOR + 3.750%^
5.480%(c)	11/17/24	15	15,038
Invictus,
Term Loan
— %(p)	02/13/25	50	50,328

			462,396

Commercial Services & Supplies — 0.0%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.183%(c)	06/21/24	124	124,976
EWT Holdings III Corp.,
Refinancing 2017-2 First Lien Term Loan, 3 Month LIBOR + 3.000%
5.300%(c)	12/20/24	187	188,510
Wrangler Buyer Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	09/27/24	55	55,148

			368,634

Computer Services & Software — 0.0%
Kronos Inc.,
2018 New Incremental Term Loan, 3 Month LIBOR + 3.000%
4.880%(c)	11/01/23	648	651,461

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Computer Services & Software (cont’d.)
McAfee, LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.380%(c)	09/29/25	75	$75,749

			727,210

Computers — 0.0%
Harland Clarke Holdings Corp.,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.050%(c)	11/03/23	288	290,421

Conglomerates — 0.0%
Delek,
Term Loan^
— %(p)	03/13/25	125	125,313

Construction — 0.0%
AECOM,
Term B Loan, 1 Month LIBOR + 1.750%
3.630%(c)	02/21/25	75	75,188

Construction & Engineering — 0.0%
OCI Partners LP,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.550%(c)	03/13/25	125	126,016

Traverse Midstream Partners LLC,
Advance, 3 Month LIBOR + 4.000%
5.850%(c)	09/27/24	125	125,755

			251,771

Consumer Finance — 0.0%
Greensky Holdings,
Term Loan^
— %(p)	03/25/49	50	50,125

Consumer Services — 0.0%
CVS Holdings I LP,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%
4.790%(c)	02/06/25	45	44,691

Containers & Packaging — 0.0%
Anchor Glass Container Corp.,
July 2017 Additional Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	12/07/23	123	119,139
Berlin Packaging LLC,
2017 Replacement Term Loan, 1 Month LIBOR + 3.250%
5.025%(c)	10/01/21	273	274,172
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
8.420%(c)	10/03/22	150	151,313
Bway Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.960%(c)	04/03/24	124	124,579
Flex Acquisition Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.690%(c)	12/29/23	303	303,911
Multi-Color Corp.,
Term B Loan, 1 Month LIBOR + 2.250%
4.130%(c)	10/31/24	50	50,093
Printpack Holdings, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.000%^
4.940%(c)	07/26/23	89	89,426

A568

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Containers & Packaging (cont’d.)
Ring Container Technologies, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%
4.630%(c)	10/31/24	75	$75,000

			1,187,633

Distribution/Wholesale — 0.0%
Agro Merchants North America Holdings, Inc. (Cayman Islands),
First Lien Effective Date Loan, 3 Month LIBOR + 3.750%
6.050%(c)	12/06/24	85	85,323
Beacon Roofing,
Initial Term Loan, 1 Month LIBOR + 2.250%
3.940%(c)	01/02/25	125	125,486

			210,809

Diversified Consumer Services — 0.0%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	07/12/24	50	49,854
Bright Horizons Family Solutions LLC,
New Term Loan B 2017, 1 Month LIBOR + 2.000% / Prime + 1.000%
5.127%(c)	11/07/23	99	99,093
Houghton Mifflin Harcourt Publishers, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	05/28/21	365	332,625
KUEHG Corp.,
Term B-2 Loan, 3 Month LIBOR + 3.750%
6.050%(c)	08/12/22	440	442,969
Laureate Education, Inc.,
Series 2024 Term Loan, 1 Month LIBOR + 3.500%
5.380%(c)	04/26/24	443	445,239

			1,369,780

Diversified Financial Services — 0.0%
Duff & Phelps Corp.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.550%(c)	02/13/25	65	65,081
Edelman Financial Center LLC (The),
Initial Term Loan, 3 Month LIBOR + 4.250%
5.970%(c)	11/09/24	125	125,986
Fly Funding II SARL,
Term Loan, 3 Month LIBOR + 2.000%
3.800%(c)	02/09/23	197	196,926
Focus Financial,
Term Loan
— %(p)	07/01/24	15	15,009
Global Payments, Inc.,
Term Loan B-3, 1 Month LIBOR + 1.750%
3.630%(c)	04/21/23	180	180,523
Gulf Finance LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.250%
7.560%(c)	08/25/23	120	110,711
Ocwen Loan Servicing LLC,
Restatement Effective Date Term Loan, 1 Month LIBOR + 5.000%^
6.790%(c)	12/07/20	124	124,765
Prometric Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%
4.770%(c)	01/29/25	40	40,225

			859,226

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.110%(c)	02/22/24	420	$420,394
Numericable U.S. LLC,
USD TLB-11 Term Loan, 3 Month LIBOR + 2.750%
4.520%(c)	07/31/25	233	225,585
USD TLB-12 Term Loan, 3 Month LIBOR + 3.000%
4.720%(c)	01/31/26	125	120,448
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.380%(c)	11/01/24	125	125,872
Telesat Canada,
Term B-4 Loan, 3 Month LIBOR + 3.000%
5.310%(c)	11/17/23	73	73,702

			966,001

Educational Services — 0.0%
Learning Care Group (US) No. 2, Inc.,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.250%^
5.185%(c)	03/13/25	85	85,638

Electric — 0.0%
Atkore International, Inc.,
New First Lien Term Loan, 3 Month LIBOR + 2.750%
5.060%(c)	12/22/23	50	50,174
Dayton Power & Light Co. (The),
Term Loan, 1 Month LIBOR + 2.000%
3.880%(c)	08/24/22	123	123,823
EXC Holdings III Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%^
5.160%(c)	12/02/24	45	45,336
Thermon Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.750%^
5.410%(c)	10/30/24	72	72,359
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%^
5.670%(c)	11/30/23	181	181,871

			473,563

Energy Equipment & Services — 0.0%
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 3 Month LIBOR + 5.500%^
7.800%(c)	11/13/21	95	92,753

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	11/08/22	30	30,056

Engineering & Construction — 0.0%
Signode Industrial Group US, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750% / Prime + 1.750%
5.100%(c)	05/03/21	115	115,380

Entertainment — 0.0%
Alpha Topco Limited—Delta 2 (Lux) Sarl,
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%
4.380%(c)	02/01/24	330	329,984
AP Gaming I LLC,
2018 Refinancing Term B Loan, 1 Month LIBOR + 4.250%
6.130%(c)	02/15/24	30	30,173

A569

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Entertainment (cont’d.)
Churchill Downs,
Term B Facility, 1 Month LIBOR + 2.000%
3.880%(c)	12/12/24	40	$40,116
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%
4.380%(c)	02/28/25	175	174,526
Greektown Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	04/25/24	79	79,450
Penn National Gaming, Inc.,
Term B Facility, 1 Month LIBOR + 2.500%
4.380%(c)	01/19/24	43	43,233
SMG US Midco 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.140%(c)	01/23/25	25	25,219
Second Lien Initial Loan, 1 Month LIBOR + 7.000%
8.880%(c)	01/23/26	5	5,092

			727,793

Equity Real Estate Investment Trusts (REITs) — 0.0%
GEO Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	03/23/24	104	104,158

Food & Staples Retailing — 0.1%
Albertson’s LLC,
Replacement 2017-1 Term B-4 Loan, 1 Month LIBOR + 2.750%
4.630%(c)	08/25/21	903	892,448
BJ’s Wholesale Club, Inc.,
First Lien Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.190%(c)	02/03/24	397	396,458
Second Lien Initial Term Loan, 1 Month LIBOR + 7.500%
9.190%(c)	02/03/25	125	125,274
GOBP Holdings, Inc.,
Third Incremental Term Loan, 3 Month LIBOR + 3.500%
5.800%(c)	10/21/21	72	72,623
KFC Holding Co.,
Term B Loan, 1 Month LIBOR + 2.000%
3.810%(c)	06/16/23	246	246,622
Smart & Final Stores LLC,
Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.380%(c)	11/15/22	125	123,177

			1,856,602

Food Products — 0.0%
JBS USA LUX SA,
Initial Term Loan, 3 Month LIBOR + 2.500%
4.680%(c)	10/30/22	249	248,373
Pinnacle Foods Finance LLC,
Initial B Term Loan, 3 Month LIBOR + 1.750%
3.380%(c)	02/02/24	110	110,056
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
3.880%(c)	05/24/24	298	298,262
Shearer’s Foods LLC,
Term Loan (Second Lien), 3 Month LIBOR + 6.750%^
9.050%(c)	06/30/22	90	83,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Food Products (cont’d.)
U.S. Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.380%(c)	06/27/23	246	$247,194

			987,135

Food Service — 0.0%
Aramark Services, Inc.,
US Term B-1 Loan, 1 Month LIBOR + 2.000%
3.880%(c)	03/11/25	249	251,349

Foods — 0.0%
Chobani LLC,
Term Loan B, 1 Month LIBOR + 3.500%
5.380%(c)	10/10/23	175	176,219
CSM Bakery Solutions LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%
5.700%(c)	07/03/20	81	79,931

			256,150

Gaming — 0.0%
Gateway Casinos & Entertainment Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.750%(c)	03/13/25	100	100,625
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.685%(c)	08/14/24	344	345,451
Tacala Investment Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
4.910%(c)	01/31/25	70	70,394

			516,470

Health Care Providers & Services — 0.1%
American Renal Holdings, Inc.,
New Term Loan B, 1 Month LIBOR + 3.250%
5.130%(c)	06/14/24	124	124,101
CHS/Community Health Systems, Inc.,
Incremental 2019 Term G Loan, 3 Month LIBOR + 3.000%
4.980%(c)	12/31/19	174	167,283
Concentra, Inc.,
First Lien Term B-1 Loan, 3 Month LIBOR + 2.750%
4.530%(c)	06/01/22	45	45,056
HCA, Inc.,
Tranche B10 Term Loan, 1 Month LIBOR + 2.000%
3.880%(c)	03/13/25	250	250,391
Kindred Healthcare , Inc.,
New Term Loan, 3 Month LIBOR + 3.500%
5.250%(c)	04/09/21	152	152,180
Life Time Fitness, Inc.,
New 2017 Refinancing Term Loan, 3 Month LIBOR + 2.750%
4.730%(c)	06/10/22	297	296,969
NVA Holdings, Inc.,
Term B-3 Loan (First Lien), 3 Month LIBOR + 2.750%
5.050%(c)	02/02/25	110	110,138
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã R.L.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.630%(c)	06/30/21	328	330,289
Press Ganey Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 6.500%
8.380%(c)	10/21/24	40	40,854

A570

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Health Care Providers & Services (cont’d.)
Replacement Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	10/23/23	178	$178,639
Prospect Medical Holdings, Inc.,
Term B-1 Loan, 1 Month LIBOR + 5.500%^
7.190%(c)	02/22/24	80	79,999
Tekni Plex,
Term Loan^
— %(p)	10/05/24	15	15,515
— %(p)	10/05/24	10	9,548
U.S. Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
4.880%(c)	06/24/24	20	20,037
U.S. Renal Care, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.550%(c)	12/30/22	140	140,709
Second Lien Term Loan, 3 Month LIBOR + 8.000%^
10.300%(c)	12/29/23	250	251,250
Vizient, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
4.630%(c)	02/13/23	111	112,001
Weight Watchers International, Inc.,
Initial Term Loan, 1 - 3 Month LIBOR + 4.750%
6.440%(c)	11/29/24	212	213,816
Wink Holdco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
4.660%(c)	12/01/24	125	124,142

			2,662,917

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co.,
Term B-3 Loan, 1 - 3 Month LIBOR + 2.250%
4.340%(c)	02/16/24	494	494,268
Aristocrat Technologies, Inc.,
Term B-2 Loan, 3 Month LIBOR + 2.000%
3.740%(c)	10/20/21	143	143,990
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.630%(c)	12/22/24	1,122	1,129,602
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	08/06/21	41	41,658
Cyan Blue Holdco 3 Ltd.,
2018 Refinancing Term Loan, 3 Month LIBOR + 2.750%
5.050%(c)	08/25/24	65	64,594
Eldorado Resorts, Inc.,
Initial Term Loan, 2 Month LIBOR + 2.250%
4.127%(c)	04/17/24	195	195,136
ESH Hospitality, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	08/30/23	230	231,214
Golden Entertainment, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.000%^
4.880%(c)	10/20/24	135	134,663
Kingpin Intermediate Holdings LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%^
6.130%(c)	06/29/24	99	100,739
MGM Resorts International,
Term A Loan, 1 Month LIBOR + 2.250%^
4.130%(c)	04/25/21	272	271,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Mohegan Tribal Gaming Authority,
Term B Loan, 1 Month LIBOR + 4.000%
5.880%(c)	10/13/23		48	$47,762
Playa Resorts Holding BV,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.000%(c)	04/29/24		124	124,776
Wynn America LLC,
Non-Extended Term Loan, 1 Month LIBOR + 1.750%
3.630%(c)		12/31/21	100	99,792

				3,080,069

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
New Term B-4 Loan, 1 Month LIBOR + 2.000%
3.880%(c)	01/26/24		107	107,507

Independent Power & Renewable Electricity Producers — 0.0%
Calpine Construction Finance Company L P,
Term B Loan, 1 Month LIBOR + 2.500%
4.380%(c)	01/15/25		125	124,977
Calpine Corp.,
Term Loan (2017), 1 Month LIBOR + 1.750%
3.630%(c)	12/31/19		124	123,731
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%^
4.990%(c)	11/28/24		125	126,090
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 4.250%^
6.130%(c)	12/09/21		230	207,442

				582,240

Information Technology — 0.0%
Iron Mountain Information Management LLC,
Term Loan
— %(p)	03/22/26		125	124,896
Micro Focus,
Term Loan
— %(p)	11/01/21		100	98,969

				223,865

Insurance — 0.1%
Acrisure LLC,
First Lien Term Loan B-2, 3 Month LIBOR + 4.250%
5.990%(c)	11/22/23		158	160,155
AmWINS Group, Inc.,
First Lien Term Loan, 1 Month LIBOR + 2.750%
4.560%(c)	01/25/24		123	124,024
Second Lien Term Loan, 1 Month LIBOR + 6.750%
8.630%(c)	01/25/25		20	20,114
Asurion LLC,
Amendment 14 Replacement B-4 Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	08/04/22		599	602,659
Replacement B-6 Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	11/03/23		170	170,645
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.000%
7.880%(c)	08/04/25		150	154,125
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.840%(c)	10/02/20		487	489,640

				1,721,362

A571

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Internet Software & Services — 0.0%
Blucora, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	05/22/24	102	$102,556
EIG Investors Corp.,
Refinancing Term Loan, 3 Month LIBOR + 4.000%
5.960%(c)	02/09/23	116	117,156
Gvc Holdings,
Term Loan
—%(p)	03/01/24	115	114,999
Merrill Communications LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 4.000%^
5.755%(c)	06/01/22	203	204,889
MH Sub I, LLC,
Amendment No. 2 Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
5.530%(c)	09/13/24	125	124,635
Rackspace Hosting, Inc.,
Term Loan
—%(p)	11/03/23	262	261,266

			925,501

Investment Companies — 0.0%
Prime Security Services Borrower, LLC,
2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%
4.630%(c)	05/02/22	150	151,493
RPI Finance Trust,
Initial Term Loan B-6, 3 Month LIBOR + 2.000%
4.300%(c)	03/27/23	366	367,469

			518,962

Iron & Steel — 0.0%
K-Mac Holdings Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
5.040%(c)	03/07/25	70	70,349

IT Services — 0.1%
Conduent Business Services LLC,
Delayed Draw Term A Loan, 1 Month LIBOR + 2.250%^
4.130%(c)	12/07/21	49	49,063
Term B Loan, 1 Month LIBOR + 3.000%
4.880%(c)	12/07/23	198	198,323
CSRA, Inc.,
Term Loan B, PRIME + 1.000%
5.750%(c)	11/30/23	125	124,884
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.250%
4.120%(c)	07/08/22	604	604,879
Go Daddy Operating Company LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	02/15/24	248	248,442
NeuStar, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.000%
10.300%(c)	08/08/25	50	50,219
Optiv Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.130%(c)	02/01/24	153	147,887
Vantiv, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.000%^
3.780%(c)	08/09/24	125	124,999

			1,548,696

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Leisure Products — 0.0%
Hercules Achievement, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.380%(c)	12/16/24	150	$150,841

Leisure Time — 0.0%
Equinox Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.000%
8.880%(c)	09/06/24	50	51,249
Term B-1 Loan, 1 Month LIBOR + 3.000%
4.880%(c)	03/08/24	183	183,887
Intrawest Resorts Holdings, Inc.,
Initial Bluebird Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	07/31/24	115	115,107

			350,243

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	08/30/24	70	69,829

Lodging — 0.0%
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.500%
4.240%(c)	09/15/23	202	203,206
Wyndham Hotels,
Term Loan
—%(p)	03/01/25	150	149,999

			353,205

Machinery — 0.0%
Gardner Denver, Inc.,
Tranche B-1 Dollar Term Loan, 3 Month LIBOR + 2.750%
5.050%(c)	07/30/24	40	39,982
Gates Global LLC,
Initial B-2 Dollar Term Loan, 3 Month LIBOR + 2.750%
5.050%(c)	04/01/24	141	142,137
SIG Combibloc US Acquisition, Inc.,
Repriced Initial Dollar Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	03/11/22	323	324,362

			506,481

Machinery-Construction & Mining — 0.0%
North American Lifting Holdings, Inc.,
Loan (Second Lien), 3 Month LIBOR + 9.000%^
11.300%(c)	11/26/21	500	415,000

Materials — 0.0%
Wr Grace,
Term Loan
—%(p)	02/23/25	47	47,487
—%(p)	02/23/25	28	27,701

			75,188

Media — 0.1%
Acosta, Inc.,
Tranche B-1 Loan, 1 Month LIBOR + 3.250%
5.130%(c)	09/26/21	90	76,130
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 3 Month LIBOR + 2.750%
4.470%(c)	07/15/25	124	121,530
October 2017 USD Term Loan, 3 Month LIBOR + 2.750%
4.470%(c)	01/31/26	125	122,142

A572

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Media (cont’d.)
Altice US Finance I Corp.,
March 2017 Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	07/28/25	277	$276,570
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.030%(c)	12/15/23	79	79,274
Initial Term Loan, 1 Month LIBOR + 2.250%
4.030%(c)	12/15/22	122	122,362
Cable One, Inc.,
Incremental Term B-1 Loan, 3 Month LIBOR + 2.250%^
4.560%(c)	05/01/24	65	64,754
CBS Radio, Inc.,
Term Loan B-1, 3 Month LIBOR + 2.750%
4.620%(c)	11/18/24	249	250,154
Cengage Learning, Inc.,
Term B Loan, 1 Month LIBOR + 4.250%
6.040%(c)	06/07/23	489	444,903
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
3.880%(c)	04/30/25	499	500,371
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.040%(c)	07/17/25	232	231,900
MCC Iowa LLC,
Tranche M Term Loan, 1 Month LIBOR + 2.000%
3.740%(c)	01/15/25	30	29,906
McGraw-Hill Global Education Holdings LLC,
Term B Loan (First Lien), 1 Month LIBOR + 4.000%
5.880%(c)	05/04/22	268	264,135
Micro Focus,
Term Loan
—%(p)	11/01/21	125	125,531
Outfront Media Capital LLC,
Term Loan, 1 Month LIBOR + 2.000%
3.870%(c)	03/16/24	95	95,297
Red Ventures LLC,
Term Loan (First Lien), 1 Month LIBOR + 4.000%
5.880%(c)	11/08/24	124	125,432
Springer Science & Business Media GMBH (Germany),
Initial Term B13 Loan, 1 Month LIBOR + 3.500%
5.380%(c)	08/15/22	145	145,074
Uber,
Term Loan
—%(p)	03/21/25	250	251,406
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.280%(c)	01/15/26	190	190,949
WideOpenWest Finance LLC,
Refinancing Term B Loan, 1 Month LIBOR + 3.250%
5.100%(c)	08/18/23	124	121,110
WMG Acquisition Corp.,
Tranche E Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	11/01/23	125	125,433

			3,764,363

Metals & Mining — 0.0%
American Rock Salt,
Term Loan
—%(p)	03/01/25	85	85,372

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Metals & Mining (cont’d.)
PMHC II, Inc.,
Term Loan
—%(p)	03/20/25	125	$125,781
Zekelman Industries, Inc.,
Term Loan, 3 Month LIBOR + 2.750%
5.000%(c)	06/14/21	245	246,498

			457,651

Multi-Utilities — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	08/12/22	487	490,191
Calpine Corp.,
Term Loan (2016), 3 Month LIBOR + 2.500%
4.810%(c)	05/31/23	50	50,045
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	05/16/24	50	49,958

			590,194

Oil & Gas — 0.0%
EG Group,
Term Loan
—%(p)	02/01/25	40	39,825
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
7.790%(c)	03/01/24	225	225,094
Lucid Energy Group II Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%^
4.790%(c)	02/17/25	125	124,375
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%^
5.130%(c)	10/30/24	95	94,763

			484,057

Oil & Gas Equipment & Services — 0.0%
FTS International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
6.630%(c)	04/16/21	192	192,158

Oil, Gas & Consumable Fuels — 0.1%
BCP Renaissance Parent LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%
5.770%(c)	10/31/24	125	125,688
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.380%^
12.230%(c)	12/31/21	200	223,999
Term Loan (11/17), 1 Month LIBOR + 4.750%
6.570%(c)	12/31/22	275	279,297
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 7.500%
9.440%(c)	08/23/21	125	132,539
Chief Exploration & Development LLC,
Term Loan (Second Lien), 2 Month LIBOR + 6.500%
8.420%(c)	05/16/21	125	123,750
Citgo Petroleum Corp.,
Term B Loan, 3 Month LIBOR + 3.500%
5.190%(c)	07/29/21	248	247,924

A573

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Foresight Energy LLC,
New Term Loan, 1 Month LIBOR + 5.750%
7.630%(c)	03/28/22	124	$121,198
HFOTCO LLC,
Tranche B Term Loan, 3 Month LIBOR + 3.500%
5.800%(c)	08/19/21	45	45,072
Murray Energy Corp.,
Term B-2 Loan Non-PIK, 3 Month LIBOR + 7.250%^
9.550%(c)	04/16/20	135	111,886
Seadrill Operating LP,
Initial Term Loan, 3 Month LIBOR + 6.000%
8.300%(c)	02/21/21	62	51,904

			1,463,257

Packaging & Containers — 0.1%
Berry Global, Inc.,
Term O Loan, 1 Month LIBOR + 2.000%
3.740%(c)	02/08/20	311	311,926
Term P Loan, 1 Month LIBOR + 2.000%
3.740%(c)	01/06/21	453	454,755
Caraustar Industries, Inc.,
Refinancing Term Loan, 3 Month LIBOR + 5.500%
7.800%(c)	03/14/22	248	247,964
Crown Term Loan,
Term Loan
—%(p)	01/18/25	90	90,755
Plastipak Holdings, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	10/14/24	30	29,987
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	02/05/23	527	529,507
Tricorbraun Holdings, Inc.,
First Lien Closing Date Term Loan, 3 Month LIBOR + 3.750%
6.050%(c)	11/30/23	113	113,027
First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.750%
5.970%(c)	11/30/23	11	11,360
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	10/17/24	125	124,921

			1,914,202

Personal Products — 0.0%
HLF Financing Sarl,
Senior Lien Term Loan, 1 Month LIBOR + 5.500%
7.380%(c)	02/15/23	236	238,112

Pharmaceuticals — 0.0%
Innoviva, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.500%^
6.370%(c)	08/18/22	40	39,897
Lannett Company, Inc.,
Initial Tranche A Term Loan, 1 Month LIBOR + 4.750%
6.630%(c)	11/25/20	9	9,284
Initial Tranche B Term Loan, 1 Month LIBOR + 5.380%
7.250%(c)	11/25/22	384	382,337
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	09/27/24	124	124,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.,
Series F-4 Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.240%(c)	04/01/22	499	$504,289

			1,060,213

Pipelines — 0.0%
Limetree Bay Terminals LLC,
Advance, 1 Month LIBOR + 4.000%^
5.850%(c)	02/15/24	193	192,568

Private Equity — 0.0%
HarbourVest Partners LP,
Term Loan, 3 Month LIBOR + 2.250%
4.550%(c)	03/01/25	125	124,896

Real Estate Investment Trusts (REITs) — 0.0%
Lamar Media Corp.,
Term B Loan, 1 Month LIBOR + 1.750%
3.560%(c)	02/14/25	80	80,333
Onex TSG Intermediate Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.000%
5.880%(c)	07/29/22	40	39,333
RHP Hotel Properties LP,
Tranche B Term Loan, 3 Month LIBOR + 2.250%
4.070%(c)	05/11/24	99	99,771
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
3.850%(c)	12/20/24	430	430,798

			650,235

Real Estate Management & Development — 0.0%
CityCenter Holdings LLC,
Term B Loan, 1 Month LIBOR + 2.500%
4.380%(c)	04/18/24	248	249,133
WASH Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	05/16/22	405	406,359
5.130%(c)	05/16/22	35	35,160

			690,652

Retail — 0.0%
Burlington Coat Factory Warehouse Corp.,
Term B-5 Loan, 1 Month LIBOR + 2.500%
4.380%(c)	11/18/24	124	124,142
CEC Entertainment, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.250%
5.130%(c)	02/15/21	148	138,723
Golden Nugget, Inc.,
B Term Loan, 2 Month LIBOR + 3.250%
4.970%(c)	10/04/23	342	345,120
JC Penney Corp., Inc.,
Term Loan B, 3 Month LIBOR + 4.250%
6.230%(c)	06/23/23	159	156,018
Party City Holdings, Inc., 2018 Replacement Term Loan, 2 - 3 Month LIBOR + 2.750%
4.590%(c)	08/19/22	334	334,747

			1,098,750

A574

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Semiconductors & Semiconductor Equipment — 0.0%
Cavium, Inc.,
Term B-1 Loan, 1 Month LIBOR + 2.250%^
4.130%(c)	08/16/22	117	$117,924

Shipping — 0.0%
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.300%(c)	05/16/24	249	249,320

Software — 0.1%
Almonde, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.230%(c)	06/13/25	75	74,219
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
5.480%(c)	06/13/24	274	273,930
Applied Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
5.550%(c)	09/19/24	124	125,288
Aptean, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 9.500%
11.810%(c)	12/20/23	45	45,188
Term Loan B, 3 Month LIBOR + 4.250%
6.560%(c)	12/20/22	124	123,905
Avast Software BV,
Refinanced Dollar Term Loan, 3 Month LIBOR + 2.750%
5.050%(c)	09/30/23	115	115,166
Cvent, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.750%
5.630%(c)	11/30/24	125	125,781
Digicert Holdings, Inc.,
First Lien Term Loan, 3 Month LIBOR + 4.750%
6.520%(c)	10/31/24	175	176,881
Epicor Software Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
5.130%(c)	06/01/22	362	363,628
Flexera Software LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.130%(c)	02/26/25	35	35,117
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.130%(c)	02/26/26	5	5,044
I-Logic Technologies Bidco Ltd.,
Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
6.300%(c)	12/21/24	125	124,765
Ivanti Software, Inc.,
Loan (Second Lien), 1 Month LIBOR + 9.000%
10.880%(c)	01/20/25	75	71,925
Term Loan (First Lien), 1 Month LIBOR + 4.250%
6.130%(c)	01/20/24	148	145,176
Marketo, Inc.,
Term Loan, 3 Month LIBOR + 3.250%
5.040%(c)	02/07/25	100	99,688
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
6.380%(c)	09/30/24	279	281,253
Miami Escrow Borrower LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	06/21/24	45	44,899
Mitchell International, Inc.,
Delayed Draw Term Loan (First Lien)
3.250%	11/29/24	6	5,604

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Software (cont’d.)
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.130%(c)	11/29/24	69	$69,490
Quest Software US Holdings, Inc.,
2017 Incremental Term Loan (First Lien), 3 Month LIBOR + 5.500%
7.270%(c)	10/31/22	143	145,462
Renaissance Learning, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
6.050%(c)	04/09/21	130	130,056
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.000%
9.300%(c)	04/11/22	50	50,146
SCS Holdings I, Inc.,
New Tranche B Term Loan (First Lien), 1 Month LIBOR + 4.250%
6.130%(c)	10/30/22	95	96,129
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	06/21/24	300	299,325
Solera LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	03/03/23	359	359,224
Sophia LP,
Term B Loan, 3 Month LIBOR + 3.250%
5.550%(c)	09/30/22	238	238,434
TIBCO Software, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%
5.380%(c)	12/04/20	89	89,191

			3,714,914

Specialty Retail — 0.0%
Academy Ltd.,
Initial Term Loan, 1 - 3 Month LIBOR + 4.000%
5.750%(c)	07/01/22	121	96,058
ASHCO LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
6.880%(c)	09/25/24	697	689,978
David’s Bridal, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.000%
6.310%(c)	10/11/19	121	103,218
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
4.680%(c)	03/11/22	160	128,089
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%^
7.500%(c)	11/16/17	279	1,396

			1,018,739

Technology Hardware, Storage & Peripherals — 0.0%
Compuware Corp.,
Tranche B-3 Term Loan, 1 Month LIBOR + 3.500%
5.380%(c)	12/15/21	298	300,949
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
3.880%(c)	09/07/23	158	161,103
TTM Technologies, Inc.,
Term Loan
—%(p)	09/30/24	175	175,187
Vectra Co.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
4.960%(c)	03/08/25	30	29,999

A575

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Second Lien Initial Loan, 1 Month LIBOR + 7.250%^
8.960%(c)	03/09/26	15	$15,075

			682,313

Technology Services — 0.0%
DG Investment Intermediate Holdings 2, Inc.,
First Lien Delayed Draw Term Loan^
1.500%	02/03/25	4	4,377
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%
5.300%(c)	02/03/25	41	40,510
ION Trading Finance Ltd. (Luxembourg),
Initial Dollar Term Loan, 3 Month LIBOR + 2.750%^
5.050%(c)	11/15/24	125	123,441
SS&C Technologies,
Term Loan
—%(p)	02/01/25	184	185,130
Term Loan
—%(p)	02/01/25	66	66,042
Tempo Acquisition, LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	05/01/24	298	298,959
TTM Technologies,
Term Loan^
—%(p)	09/28/24	125	125,313

			843,772

Telecommunications — 0.1%
Coral US Co-Borrower LLC,
Term B-4 Loan, 1 Month LIBOR + 3.250%
5.130%(c)	02/02/26	250	250,585
Frontier Communications Corp.,
Initial Loan, 1 Month LIBOR + 2.750%
4.630%(c)	03/31/21	237	232,829
Term B-1 Loan, 1 Month LIBOR + 3.750%
5.630%(c)	06/15/24	279	274,493
GTT Communications, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.190%(c)	01/09/24	69	69,142
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 3 Month LIBOR + 3.750%
5.710%(c)	11/27/23	824	824,054
Tranche B-4 Term Loan, 3 Month LIBOR + 4.500%
6.460%(c)	01/02/24	100	102,833
Tranche B-5 Term Loan
6.630%	01/02/24	125	126,719
Neustar, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.000%
10.300%(c)	08/08/25	174	174,633
10.300%(c)	08/08/25^	55	55,544
Onvoy LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.500%^
6.800%(c)	02/10/24	188	181,046
RCN Telecom Services, Inc.,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	02/01/24	249	247,220

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Telecommunications (cont’d.)
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%
10.130%(c)	11/01/25	75	$75,713
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.440%(c)	02/02/24	221	221,313
Syniverse Holdings, Inc.,
Tranche C Term Loan, 3 Month LIBOR + 5.000%
6.720%(c)	03/09/23	125	126,367

			2,962,491

Textiles, Apparel & Luxury Goods — 0.0%
G-III Apparel Group, Ltd.,
First Lien Senior Secured Initial Term Loan, 1 - 3 Month LIBOR + 5.250%
7.000%(c)	12/01/22	125	126,328
VF Holding Corp.,
Term B-1 Loan, 1 Month LIBOR + 3.250%
5.130%(c)	06/30/23	197	198,450

			324,778

Trading Companies & Distributors — 0.0%
Core & Main LP,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.110%(c)	08/01/24	45	45,000
CSC SW Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
5.080%(c)	11/14/22	315	316,683
GYP Holdings III Corp.,
2017 Incremental First Lien Term Loan, 3 Month LIBOR + 3.000%
4.770%(c)	04/01/23	316	317,509
Univar USA, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.500%
4.380%(c)	07/01/24	113	113,282

			792,474

Transportation — 0.0%
American Traffic Solutions, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.400%(c)	02/21/25	60	60,449
Second Lien Initial Term Loan, 1 Month LIBOR + 7.750%
9.400%(c)	02/23/26	25	25,219
Artic LNG Carries Ltd.,
Term Loan, 1 Month LIBOR + 4.500%
6.380%(c)	05/18/23	139	140,068
Navios Maritime Partners LP,
Initial Term Loan, 3 Month LIBOR + 5.000%
7.080%(c)	09/14/20	119	118,750
Omnitracs,
Term Loan
—%(p)	03/19/25	125	125,156
UOS LLC,
Initial Term Loan, 1 Month LIBOR + 5.500%^
7.380%(c)	04/18/23	84	86,708

			556,350

A576

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Warehouse/Industrial — 0.0%
Lineage Logistics LLC,
Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	02/16/25	125	$124,609

TOTAL BANK LOANS (cost $52,167,265)			51,960,586

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.9%
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	2,889	2,899,793
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A
2.808%	04/10/28	722	720,466
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28	720	719,600
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, IO
1.113%(cc)	04/10/48	8,911	497,203
Series 2015-GC33, Class XA, IO
0.957%(cc)	09/10/58	7,275	401,915
Series 2016-P6, Class XA, IO
0.828%(cc)	12/10/49	6,948	315,497
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.822%	10/15/45	703	692,162
Series 2012-LC4, Class A4
3.288%	12/10/44	1,210	1,213,401
Series 2013-CR6, Class A4
3.101%	03/10/46	1,590	1,581,758
Series 2014-CR15, Class A2
2.928%	02/10/47	845	846,882
Series 2014-CR17, Class XA, IO
1.118%(cc)	05/10/47	5,617	246,312
Series 2014-CR19, Class XA, IO
1.214%(cc)	08/10/47	1,481	69,957
Series 2014-LC17, Class XA, IO
0.941%(cc)	10/10/47	7,070	239,235
Series 2014-UBS3, Class A2
2.844%	06/10/47	960	961,443
Series 2014-UBS4, Class XA, IO
1.212%(cc)	08/10/47	9,180	458,207
Series 2014-UBS6, Class XA, IO
1.011%(cc)	12/10/47	5,126	229,377
Series 2015-DC1, Class XA, IO
1.142%(cc)	02/10/48	12,559	644,094
Fannie Mae Grantor Trust,
Series 2017-T1, Class A
2.898%	06/25/27	3,499	3,386,780
FHLMC Multifamily Structured Pass-Through Certificates,
Series K063, Class A1
3.045%	08/25/26	1,149	1,149,241
Series K727, Class A1
2.632%	10/25/23	2,929	2,910,612
Series KP04, Class AG1, 1 Month LIBOR + 0.220%
1.890%(c)	07/25/20	700	700,801
Series KP04, Class AG2, 1 Month LIBOR + 0.200%
1.870%(c)	10/25/19	1,300	1,300,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class A1A
5.483%(cc)	12/10/49	82	$82,269
GP Portfolio Trust,
Series 2014-GPP, Class A, 1 Month LIBOR + 1.200%, 144A
2.977%(c)	02/15/27	364	364,276
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3
3.482%	01/10/45	989	1,000,937
Series 2012-GC6, Class AS, 144A
4.948%	01/10/45	1,530	1,611,277
Series 2013-GC12, Class XA, IO
1.519%(cc)	06/10/46	2,550	140,835
Series 2015-GC34, Class XA, IO
1.354%(cc)	10/10/48	4,130	308,100
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
1.137%(cc)	04/15/47	1,865	45,039
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	2,088	2,134,235
Series 2013-C10, Class A5
3.143%	12/15/47	740	736,824
Series 2016-WPT, Class A, 1 Month LIBOR + 1.450%, 144A
3.227%(c)	10/15/33	1,037	1,038,008
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4
2.918%	02/15/46	1,958	1,931,911
Series 2013-C11, Class A4
4.167%(cc)	08/15/46	464	485,630
Series 2014-C17, Class ASB
3.477%	08/15/47	660	666,673
Series 2015-C25, Class XA, IO
1.132%(cc)	10/15/48	4,729	292,293
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 144A
4.661%	06/15/44	720	749,590
MSCG Trust,
Series 2016-SNR, Class A, 144A
3.348%(cc)	11/15/34	1,616	1,583,791
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
2.877%(c)	03/15/33	2,702	2,714,681
SCG Trust,
Series 2013-SRP1, Class A, 1 Month LIBOR + 1.650%, 144A
3.427%(c)	11/15/26	1,173	1,172,997
UBS Commercial Mortgage Trust,
Series 2017-C7, Class XA, IO
1.079%(cc)	12/15/50	4,292	324,970
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.090%(cc)	11/15/48	4,410	267,412

A577

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3
2.870%	11/15/45	1,115	$1,098,768
Series 2013-C11, Class A5
3.071%	03/15/45	1,737	1,724,406
Series 2013-C12, Class A4
3.198%	03/15/48	1,254	1,251,027
Series 2014-C24, Class XA, IO
0.947%(cc)	11/15/47	2,891	126,136

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $44,902,011)			44,036,821

CORPORATE BONDS — 10.4%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,040,064
3.800%	10/07/24	963	971,865
4.750%	10/07/44	208	223,690
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.090%	09/15/52	485	470,343
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	950	910,889
4.030%	10/15/47	1,520	1,459,245

			5,076,096

Agriculture — 0.1%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/15/20	950	941,888
3.500%	06/15/22	710	707,860
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	500	498,960
3.750%	07/21/22	1,215	1,219,752
4.250%	07/21/25	500	507,541
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20	303	303,029
4.000%	06/12/22	945	961,356
4.450%	06/12/25	191	196,476
5.700%	08/15/35	66	75,092
5.850%	08/15/45	1,000	1,169,838
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	100	100,000

			6,681,792

Airlines — 0.0%
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	10/15/25	1,000	980,505

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,000	$993,484

				1,973,989

Auto Manufacturers — 0.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN
1.700%	09/09/21		1,148	1,098,800
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.700%	04/06/22		2,351	2,311,285
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21		1,010	985,085
2.850%	01/06/22		1,795	1,764,228
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		906	826,201
5.291%	12/08/46		825	806,764
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19	(a)	1,000	991,833
2.681%	01/09/20		1,136	1,126,444
3.339%	03/28/22		675	664,169
4.250%	09/20/22		1,200	1,218,612
5.875%	08/02/21		750	800,285
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		90	89,151
5.200%	04/01/45		203	197,498
5.400%	04/01/48	(a)	1,035	1,033,887
6.750%	04/01/46		217	251,909
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18		960	959,931
2.650%	04/13/20		970	957,834
3.150%	01/15/20		950	949,599
3.250%	01/05/23		1,000	976,257
4.000%	10/06/26		500	485,233
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19		709	707,044
Sr. Unsec’d. Notes, MTN, 144A
3.000%	10/30/20		1,060	1,049,947
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	01/11/22		1,511	1,492,793
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		1,730	1,718,601

				23,463,390

Banks — 2.8%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
2.125%	08/19/20		749	733,730

A578

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19		1,200	$1,207,896
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
2.625%	04/19/21	(a)	3,475	3,423,030
3.500%	04/19/26		1,500	1,473,777
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24		1,500	1,543,989
Sub. Notes
6.110%	01/29/37		1,468	1,766,249
7.750%	05/14/38		600	830,723
Sub. Notes, MTN
4.200%	08/26/24		1,178	1,196,465
4.250%	10/22/26		520	523,644
4.450%	03/03/26		620	633,355
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25		1,040	1,061,713
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19		1,424	1,412,524
3.200%	08/10/21		687	678,802
3.250%	01/12/21		1,040	1,032,514
3.684%	01/10/23		2,100	2,081,765
Sub. Notes
4.836%	05/09/28		487	478,896
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19		710	707,926
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
2.550%	06/16/22		757	738,699
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23		1,000	975,943
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21		1,070	1,054,186
Citibank NA,
Sr. Unsec’d. Notes
2.000%	03/20/19		900	894,347
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21		914	887,476
2.700%	03/30/21		2,780	2,740,336
2.700%	10/27/22		500	483,676
2.750%	04/25/22		750	730,584
3.878%	01/24/39		500	481,664
4.650%	07/30/45		175	186,457
8.125%	07/15/39		667	1,010,041
Sub. Notes
4.400%	06/10/25		1,000	1,017,886
4.450%	09/29/27		500	505,919
4.600%	03/09/26		420	430,814
5.500%	09/13/25		1,357	1,469,235
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	10/30/20		771	751,104

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.650%	05/26/22		500	$484,498
Sr. Unsec’d. Notes, MTN
2.450%	12/04/19		950	939,586
2.500%	03/14/19		630	628,058
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21		259	251,187
Sub. Notes
4.350%	08/01/25		965	974,383
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19		882	874,647
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
2.750%	03/10/22		1,350	1,327,117
Compass Bank,
Sr. Unsec’d. Notes
2.875%	06/29/22		998	967,637
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23		778	810,919
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21		700	693,093
Sub. Notes, MTN
5.400%	01/14/20		500	517,887
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23		1,590	1,580,587
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21		1,074	1,073,796
3.800%	09/15/22		1,170	1,178,177
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19		1,130	1,125,460
2.700%	07/13/20		940	920,082
3.150%	01/22/21		1,200	1,182,109
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19		910	906,767
Sub. Notes
4.875%	12/01/32		677	625,961
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20		480	478,238
3.200%	08/09/21		1,500	1,481,302
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18		2,172	2,177,689
8.250%	03/01/38		1,730	2,482,777
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20		1,321	1,328,117
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19		4,731	4,728,525
2.625%	04/25/21		920	901,067
2.876%	10/31/22		950	929,985
3.200%	02/23/23	(a)	3,300	3,252,345

A579

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.500%	11/16/26		1,100	$1,059,781
3.750%	02/25/26		750	736,905
3.850%	01/26/27		540	533,204
4.017%	10/31/38		450	434,377
6.250%	02/01/41		691	876,201
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		1,500	1,506,872
4.800%	07/08/44		200	215,591
Sub. Notes
6.750%	10/01/37		20	25,054
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.950%	05/25/21		2,160	2,138,388
4.041%	03/13/28		1,054	1,053,283
6.100%	01/14/42		500	646,933
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22		690	661,001
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19		2,375	2,358,606
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, MTN, 144A
2.700%	08/17/20		853	844,969
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		200	197,291
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23		1,300	1,269,109
Sub. Notes, MTN, 144A
5.017%	06/26/24		1,100	1,084,983
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.200%	10/22/19		1,544	1,528,992
2.350%	01/28/19		1,456	1,454,198
2.550%	03/01/21		2,600	2,558,249
3.897%	01/23/49		250	238,353
4.032%	07/24/48		300	290,502
4.625%	05/10/21	(a)	700	729,661
5.400%	01/06/42		751	887,009
5.600%	07/15/41		125	151,167
Sub. Notes
3.875%	09/10/24		723	721,800
4.125%	12/15/26		710	713,528
KeyBank NA,
Sr. Unsec’d. Notes
2.350%	03/08/19		630	627,626
2.500%	12/15/19		710	705,606
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%	11/07/23		952	917,754
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.300%	01/30/19		1,500	1,494,170
2.500%	05/18/22		750	728,310
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21		725	720,436

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.998%	02/22/22		680	$671,029
3.455%	03/02/23		1,000	998,137
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20		675	665,446
2.450%	04/16/19		1,200	1,194,621
Morgan Stanley,
Sr. Unsec’d. Notes
2.650%	01/27/20		710	705,627
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21		850	832,859
3.125%	01/23/23	(a)	980	965,994
3.875%	01/27/26		2,770	2,767,593
Sr. Unsec’d. Notes, MTN
2.500%	01/24/19		945	943,316
2.625%	11/17/21		1,680	1,640,228
4.300%	01/27/45		500	505,541
6.375%	07/24/42		612	791,835
Sub. Notes, MTN
4.875%	11/01/22		1,930	2,022,371
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		480	472,750
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20		470	462,920
2.350%	09/08/19		720	713,361
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/04/19		470	468,257
PNC Bank NA,
Sr. Unsec’d. Notes
1.450%	07/29/19		450	442,077
2.200%	01/28/19		1,418	1,411,863
Regions Bank,
Sub. Notes
6.450%	06/26/37		559	675,942
7.500%	05/15/18		250	251,390
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22		980	952,227
3.200%	02/08/21		633	631,839
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	07/29/19		910	895,146
2.350%	10/30/20		1,050	1,032,443
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		720	732,416
6.000%	12/19/23		2,443	2,602,481
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		1,400	1,367,526
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19		1,865	1,860,173
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21		630	626,594

A580

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22	1,748	$1,694,004
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	1,600	1,535,933
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.450%	12/01/20	1,000	981,848
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19	1,430	1,419,542
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23	1,100	1,086,762
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	980	972,862
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21	1,108	1,070,012
2.150%	01/15/19	1,500	1,493,395
Sr. Unsec’d. Notes, GMTN
2.600%	07/22/20	670	663,604
Sub. Notes
5.375%	11/02/43	767	846,841
Sub. Notes, GMTN
4.300%	07/22/27	710	713,788
4.900%	11/17/45	250	262,084
Sub. Notes, MTN
4.650%	11/04/44	800	806,918
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.650%	05/13/19	650	642,063
2.800%	01/11/22	677	667,651

			145,238,579

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	1,310	1,299,740
3.300%	02/01/23	1,310	1,310,963
4.700%	02/01/36	927	980,826
4.900%	02/01/46	1,677	1,808,663
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.200%	08/01/18	2,362	2,360,080
4.000%	04/13/28	1,400	1,417,091
4.600%	04/15/48	900	930,976
4.750%	04/15/58	300	306,849

			10,415,188

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/01/20	960	943,216
4.400%	05/01/45	200	199,718
4.663%	06/15/51	435	449,037

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45	250	$273,002

			1,864,973

Building Materials — 0.1%
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	1,700	1,694,656
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	610	612,574

			2,307,230

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
2.450%	05/01/20	1,355	1,342,678
3.300%	05/01/23	1,000	1,003,848
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	728	772,713
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22	85	86,700
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	900	937,832
5.250%	07/15/43	200	219,268
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	500	479,854
Monsanto Co.,
Sr. Unsec’d. Notes
4.400%	07/15/44	100	97,259
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	1,000	979,066
4.250%	11/15/23	678	691,308
5.625%	11/15/43	400	418,220
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	748	747,096
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/20	55	55,259

			7,831,101

Commercial Services — 0.1%
APX Group, Inc.,
Sr. Sec’d. Notes
7.875%	12/01/22	300	312,000
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	250	233,559
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21	354	347,572

A581

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
4.500%	09/01/22		855	$891,951
5.250%	07/15/44		850	993,575
Sr. Unsec’d. Notes, 144A
2.625%	01/15/23		1,350	1,303,314

				4,081,971

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/11/27		1,000	977,127
3.850%	05/04/43		436	429,696
4.375%	05/13/45		233	245,862
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		72	72,326
4.420%	06/15/21		1,600	1,641,229
6.020%	06/15/26	(a)	1,150	1,238,459
8.350%	07/15/46	(a)	600	762,108
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		70	71,225
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.400%	10/15/22	(a)	1,160	1,200,543

				6,638,575

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.300%	01/23/23		1,900	1,847,714
3.500%	05/26/22		498	490,570
5.000%	10/01/21		720	749,470
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	(a)	750	735,152
2.625%	07/01/22		800	772,475
3.375%	06/01/21		440	440,701
4.750%	03/01/20		500	514,051
Capital One Bank USA NA,
Sr. Unsec’d. Notes
2.300%	06/05/19		960	953,412
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22		1,740	1,824,594
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		1,500	1,466,326
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20		357	354,944
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		1,130	1,212,713
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		526	524,414
3.750%	08/15/21		1,095	1,104,158
4.250%	08/15/24		500	497,013

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
USAA Capital Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	06/01/21	641	$621,042
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22	780	770,057
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20	710	694,175

			15,572,981

Electric — 0.9%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20	1,000	978,300
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.400%	02/01/20	710	704,111
5.150%	11/15/43	380	437,390
6.125%	04/01/36	658	838,593
Sr. Unsec’d. Notes, 144A
3.250%	04/15/28	1,000	965,093
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	424,801
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,800	1,720,713
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	212,562
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes
2.000%	03/15/20	680	668,488
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	930	918,254
Jr. Sub. Notes, 3 Month LIBOR + 2.825%
5.133%(c)	06/30/66	1,000	985,000
Sr. Unsec’d. Notes
2.000%	08/15/21	1,381	1,318,816
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21	821	781,470
3.750%	09/01/46	450	405,886
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43	742	839,249
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	500	480,508
6.400%	09/15/20	3,228	3,454,158
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	481,344
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	304	297,093
4.750%	06/15/46	610	612,184

A582

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes
2.500%	03/15/21	1,369	$1,348,116
2.900%	10/01/24	950	912,187
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	2,550	2,525,504
Sr. Unsec’d. Notes
2.850%	06/15/20	442	438,035
3.950%	06/15/25	973	975,876
4.450%	04/15/46	802	818,091
5.100%	06/15/45	500	557,125
FirstEnergy Corp.,
Sr. Unsec’d. Notes
4.250%	03/15/23	1,500	1,536,089
4.850%	07/15/47	300	315,553
7.375%	11/15/31	200	263,066
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	973,097
3.700%	09/01/24	643	629,550
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/15/22	1,030	999,425
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	600	577,435
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	457	408,780
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19	163	161,942
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.000%	11/15/21	920	876,804
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	991,506
5.625%	07/15/22	1,500	1,612,313
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	898	886,275
2.850%	11/15/20	1,040	1,032,055
3.400%	02/01/28	1,050	1,007,225
3.800%	02/01/38	1,800	1,689,239
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21	1,075	1,041,720
3.250%	07/01/26	1,000	950,228
4.250%	07/01/36	250	254,623
Southern Power Co.,
Sr. Unsec’d. Notes
2.375%	06/01/20	950	936,785
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	499,701
4.350%	05/15/44	200	207,097

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		250	$255,467
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
3.951%(c)	05/15/67		1,300	1,267,500
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21		630	617,892

				45,090,314

Electrical Components & Equipment — 0.0%
Hubbell, Inc.,
Sr. Unsec’d. Notes
3.500%	02/15/28		950	927,542

Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21		351	349,756
3.200%	04/01/24		482	469,026
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		1,057	1,027,607

				1,846,389

Engineering & Construction — 0.0%
SBA Tower Trust,
Mortgage, 144A
3.156%	10/08/20		780	766,873
3.168%	04/11/22		990	975,964

				1,742,837

Foods — 0.0%
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		400	366,794
5.000%	06/04/42		61	61,032
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		500	497,169

				924,995

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
2.650%	11/17/22		1,916	1,854,213
3.490%	05/15/27		495	478,386
4.375%	05/15/47		1,100	1,104,558
4.800%	02/15/44		423	448,380
5.250%	02/15/43		250	279,102
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		1,525	1,545,320

				5,709,959

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		1,425	1,409,922
4.900%	11/30/46	(a)	1,115	1,222,549

A583

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20		1,000	$980,642
2.675%	12/15/19		378	375,815
2.894%	06/06/22		1,750	1,697,956
4.669%	06/06/47		350	353,733
4.685%	12/15/44		402	404,670
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20		950	944,809
4.375%	03/15/35		350	371,355
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22		945	943,099
5.300%	02/01/44		32	36,277

				8,740,827

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45		700	808,011
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24		1,940	1,883,474
4.350%	08/15/20		1,299	1,337,488
4.375%	12/01/47		400	392,652
4.650%	08/15/44		500	505,719
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44		485	516,187
Dartmouth-Hitchcock Health,
Sec’d. Notes
4.178%	08/01/48		400	407,403
NYU Hospitals Center,
Sec’d. Notes
4.784%	07/01/44		200	220,915
South Nassau Communities Hospital,
Unsec’d. Notes
4.649%	08/01/48		300	305,000
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22		60	63,225
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21	(a)	630	614,324
2.700%	07/15/20		710	706,852
2.875%	12/15/21		470	465,785
3.350%	07/15/22		1,304	1,310,723
3.750%	07/15/25		1,000	1,012,914
4.200%	01/15/47		200	202,324
4.625%	07/15/35		730	798,391
4.750%	07/15/45		615	676,784

				12,228,171

Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
2.550%	12/01/20		1,200	1,181,733

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Home Builders (cont’d.)
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27		1,000	$975,000

				2,156,733

Insurance — 0.7%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		1,700	1,712,703
Sr. Unsec’d. Notes, MTN, 144A
2.250%	03/11/19		454	450,650
American International Group, Inc.,
Jr. Sub. Notes
5.750%	04/01/48		1,000	1,013,000
Sr. Unsec’d. Notes
3.300%	03/01/21		1,772	1,773,834
4.200%	04/01/28		1,500	1,520,167
4.800%	07/10/45		500	512,631
6.400%	12/15/20		190	204,868
Aon Corp.,
Gtd. Notes
5.000%	09/30/20		1,045	1,091,110
Aon PLC,
Gtd. Notes
3.875%	12/15/25		840	846,985
4.450%	05/24/43		500	494,989
4.750%	05/15/45		980	1,019,073
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/21	(a)	420	414,604
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20		997	981,932
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.850%	01/24/77		900	927,464
4.875%	06/19/64		150	157,726
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		500	498,128
4.400%	03/15/48		200	204,096
5.125%	04/15/22		1,664	1,770,778
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22		873	921,808
5.000%	06/01/21		669	703,413
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		1,609	1,686,655
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65		250	241,627
4.900%	04/01/77		250	257,169
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	04/13/22	(a)	1,000	975,929
Sr. Sec’d. Notes, 144A
2.450%	11/23/20		780	767,142

A584

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.550%	09/13/19	(a)	680	$668,422
2.300%	04/10/19		1,660	1,652,213
2.650%	04/08/22		990	971,315
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		1,000	1,356,681
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19		291	290,377
4.125%	11/01/24		397	404,201
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%	10/24/67		500	477,125
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		1,370	1,469,840
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		500	500,078
4.900%	09/15/44		935	1,030,512
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24		3,360	3,405,348
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24		262	252,179
3.650%	06/15/26	(a)	1,000	974,744
4.800%	06/15/46		500	513,712
5.700%	07/15/43		350	400,467
Gtd. Notes, 144A
4.700%	01/23/48		950	864,680

				36,380,375

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34		1,000	1,107,782
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24		1,824	1,769,834
4.250%	08/22/57		1,098	1,095,129

				3,972,745

Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/25		975	947,236

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/10/39		502	594,870

Machinery-Diversified — 0.0%
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	(a)	850	829,855

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20		520	$518,192

				1,348,047

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		1,655	1,722,576
4.750%	09/15/44		500	538,860
Altice France SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		200	195,496
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		440	441,239
4.908%	07/23/25	(a)	720	735,772
5.375%	05/01/47		1,060	1,025,271
6.484%	10/23/45		400	439,075
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22		1,323	1,247,098
3.969%	11/01/47		906	859,030
4.500%	01/15/43		1,868	1,905,283
4.600%	08/15/45		500	518,125
5.150%	03/01/20		1,642	1,708,534
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	(a)	1,040	1,002,178
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		740	640,914
5.875%	11/15/40		900	939,989
6.550%	05/01/37		200	224,860
6.750%	07/01/18		1,464	1,477,796
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20		2,000	2,067,941

				17,690,037

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%	10/19/75		281	295,753
6.750%	10/19/75		587	658,908
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	(a)	650	841,020

				1,795,681

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44		170	167,350
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43		150	181,394

A585

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44		395	$414,258

				763,002

Oil & Gas — 0.7%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		429	548,074
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	07/15/44		500	479,867
4.850%	03/15/21	(a)	1,021	1,061,061
6.600%	03/15/46		950	1,194,430
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44		1,800	1,650,724
4.750%	04/15/43		250	247,551
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.521%	01/15/20		440	437,455
3.814%	02/10/24		1,700	1,734,362
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21		1,595	1,606,879
3.800%	04/15/24		517	514,560
3.900%	02/01/25		1,209	1,204,367
5.850%	02/01/35		250	284,903
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47		300	312,958
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		540	520,469
4.250%	04/15/27	(a)	500	487,372
5.200%	09/15/43		1,250	1,213,148
5.700%	10/15/19		777	803,651
ConocoPhillips Co.,
Gtd. Notes
6.500%	02/01/39		865	1,135,791
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		515	655,066
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/14/47		440	408,980
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.200%	11/01/31		200	246,478
7.375%	11/01/31		1,010	1,262,148
8.125%	09/15/30		1,130	1,473,569
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20		1,451	1,418,721
3.900%	10/01/27	(a)	950	908,819
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21		840	827,489
4.114%	03/01/46		550	577,836

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		200	$210,231
7.300%	08/15/31		200	239,853
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		200	264,099
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		300	366,166
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		150	156,792
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.000%	03/05/20		637	663,754
6.375%	01/23/45		400	388,800
Gtd. Notes, 144A
5.350%	02/12/28		600	591,840
Gtd. Notes, MTN
4.625%	09/21/23		820	821,714
6.750%	09/21/47		2,336	2,363,752
6.875%	08/04/26		585	642,915
Sr. Unsec’d. Notes, 144A
6.350%	02/12/48		574	554,628
Phillips 66,
Gtd. Notes
4.650%	11/15/34		135	141,675
4.875%	11/15/44		241	256,981
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20		1,190	1,171,996
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		250	320,659
6.850%	06/01/39		500	673,877

				33,046,460

Oil & Gas Services — 0.1%
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18	(a)	1,392	1,379,820
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	12/21/18		1,791	1,786,085

				3,165,905

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22		200	199,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes, 3 Month LIBOR + 3.500%, 144A
5.222%(c)	07/15/21		125	126,563

				325,563

A586

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		964	$951,526
2.900%	11/06/22		950	927,979
Allergan Funding SCS,
Gtd. Notes
2.450%	06/15/19		750	744,283
3.000%	03/12/20		1,199	1,192,818
4.550%	03/15/35		1,481	1,449,871
4.750%	03/15/45		55	53,957
4.850%	06/15/44		250	247,532
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.900%	09/15/45		600	614,005
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	(a)	675	652,120
2.800%	07/20/20		393	390,195
3.350%	03/09/21		950	955,171
3.700%	03/09/23		600	603,258
4.100%	03/25/25		2,489	2,506,547
4.300%	03/25/28		1,130	1,134,814
4.780%	03/25/38		1,217	1,233,466
4.875%	07/20/35		1,500	1,556,461
5.125%	07/20/45		708	750,956
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19		720	715,558
2.600%	11/30/20	(a)	371	364,339
4.750%	11/15/21		658	685,929
6.125%	11/15/41		31	36,802
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19		470	467,472
3.950%	02/16/28		975	962,917
Mylan NV,
Gtd. Notes
2.500%	06/07/19		675	669,755
5.250%	06/15/46		500	509,934
Mylan, Inc.,
Gtd. Notes, 144A
4.550%	04/15/28		1,210	1,211,968
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21		363	363,128
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		1,000	983,496
2.400%	09/23/21		2,146	2,072,010
2.875%	09/23/23		575	548,942
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	(a)	2,080	1,762,347
3.150%	10/01/26	(a)	200	160,553
4.100%	10/01/46		431	316,964
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
9.000%	12/15/25		55	54,656

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20		413	$415,896

				28,267,625

Pipelines — 0.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		1,340	1,294,462
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		661	659,623
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	(a)	792	784,080
Gtd. Notes, 144A
4.750%	09/30/21		216	217,890
5.350%	03/15/20		1,435	1,474,463
5.850%	05/21/43		2,994	2,829,330
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24		600	582,451
4.250%	12/01/26		167	167,065
4.500%	06/10/44		250	241,966
5.500%	12/01/46		250	278,743
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19		700	696,162
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19		308	306,082
2.850%	04/15/21		640	632,551
4.900%	05/15/46		1,325	1,407,265
5.100%	02/15/45		904	982,905
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25		1,000	1,037,168
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.950%	09/01/22		344	346,534
5.000%	10/01/21		928	967,863
6.500%	09/01/39		200	228,094
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		835	832,841
5.050%	02/15/46		800	782,816
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	(a)	1,560	1,541,437
4.000%	02/15/25		220	218,636
4.875%	12/01/24		360	377,484
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19		430	424,438
3.650%	06/01/22		2,503	2,468,841
4.900%	02/15/45		500	459,790
5.150%	06/01/42		392	370,024

A587

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24		960	$975,516
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26		1,012	955,143
4.500%	03/15/45		321	311,499
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	(a)	917	873,595
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.125%	11/15/19		1,028	1,016,785
3.125%	01/15/19		788	790,934
4.625%	03/01/34		350	370,998
7.625%	01/15/39		500	694,847
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18		700	699,140
4.000%	07/01/22		317	316,270
5.375%	06/01/21		795	829,426
5.450%	04/01/44		600	606,242
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		372	361,770
4.550%	06/24/24	(a)	860	865,994
5.750%	06/24/44		1,000	1,057,500
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22		150	149,321
4.300%	03/04/24		710	719,701
5.100%	09/15/45		500	507,458

				34,713,143

Real Estate — 0.0%
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	997,690

Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		224	222,975
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.625%	10/01/20		1,370	1,388,055
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25		500	482,653
3.850%	02/01/23		1,190	1,212,609
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23		1,342	1,353,948
4.550%	10/01/29		450	450,172
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		710	693,540
3.875%	08/15/22		437	438,912
4.125%	06/15/26		502	492,335

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24		929	$956,499
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21		710	709,120
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		487	466,464
4.250%	02/01/26	(a)	450	447,199
4.625%	07/15/22		616	638,592
Digital Realty Trust LP,
Gtd. Notes
3.400%	10/01/20		780	784,683
3.950%	07/01/22		715	728,258
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		940	955,072
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		710	706,714
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		750	743,573
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.950%	07/01/22	(a)	1,537	1,503,606
Hudson Pacific Properties LP,
Gtd. Notes
3.950%	11/01/27		735	704,492
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21		710	709,635
3.300%	02/01/25		2,258	2,172,976
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	509,446
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24		940	976,563
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,456,391
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23		434	433,807
4.500%	01/15/25		490	479,086
4.500%	04/01/27	(a)	1,150	1,106,868
4.750%	01/15/28	(a)	500	485,208
4.950%	04/01/24		481	490,940
5.250%	01/15/26		1,085	1,101,563
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24		710	703,833
Simon Property Group LP,
Sr. Unsec’d. Notes
2.350%	01/30/22		585	568,743
2.625%	06/15/22		752	732,850
4.750%	03/15/42		393	417,553

A588

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24		700	$687,084
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	(a)	628	618,286
4.125%	01/15/26		84	84,655
4.375%	02/01/45		251	243,291
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22		1,740	1,724,701

				31,782,950

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22		2,066	2,094,833
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		681	670,395
2.750%	12/09/20		639	635,838
4.700%	12/09/35		365	389,906
4.875%	12/09/45		923	1,004,355
6.300%	03/01/38		788	1,007,756
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21		721	716,829

				6,519,912

Semiconductors — 0.0%
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21		920	897,068

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.750%	11/03/55		117	134,078
4.875%	12/15/43		385	444,555
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	07/15/40		215	256,733

				835,366

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19		1,310	1,305,212
2.450%	06/30/20		960	948,979
2.800%	02/17/21	(a)	420	415,884
3.000%	06/30/22		309	303,451
3.400%	08/14/24		900	906,562
3.400%	05/15/25		720	693,754
3.600%	02/17/23	(a)	411	413,455
4.500%	05/15/35		905	888,849
5.150%	03/15/42		250	257,566
5.150%	02/14/50		400	404,069
5.550%	08/15/41		2,108	2,268,302

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19		1,420	$1,414,843
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/21	(a)	700	675,710
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23		914	938,722
4.300%	02/15/48		575	577,360
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	08/15/21		500	477,201
2.946%	03/15/22	(a)	2,100	2,064,697
4.522%	09/15/48		625	602,212
4.862%	08/21/46		2,138	2,157,621
5.012%	08/21/54		1,300	1,299,815

				19,014,264

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		400	408,291
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50		100	92,303
4.100%	03/15/44		447	433,327
FedEx Corp.,
Gtd. Notes
4.050%	02/15/48		150	140,835
4.400%	01/15/47		300	296,224

				1,370,980

Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.000%	08/01/20		30	29,250

TOTAL CORPORATE BONDS
(cost $538,138,140)				534,971,801

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39		800	1,218,144

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19		1,370	1,399,661

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.850%	02/01/24		745	736,090
New York City Water & Sewer System,
Revenue Bonds, BABs
6.011%	06/15/42		200	267,708

A589

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
New York State Urban Development Corp.,
Revenue Bonds
2.670%	03/15/23	615	$608,469
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	200	254,286

			1,866,553

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	1,045	1,761,640

TOTAL MUNICIPAL BONDS
(cost $5,959,492)			6,245,998

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Funding Corp.,
Series 2015-R3, Class 10A1, 1 Month LIBOR + 0.140%, 144A
1.761%(c)	06/27/36	1,391	1,365,708
Banc of America Funding Trust,
Series 2010-R3, Class 1A1, 144A
3.748%(cc)	12/26/35	134	135,470
BCAP LLC Trust,
Series 2010-RR2, Class 5A2, 144A
5.000%(cc)	12/26/36	307	317,001
Series 2010-RR11, Class 6A1, 144A
3.516%(cc)	03/27/36	995	992,345
Series 2012-RR5, Class 8A5, 144A
1.790%(cc)	07/26/36	206	202,210
Citigroup Mortgage Loan Trust,
Series 2009-5, Class 5A1, 144A
3.776%(cc)	01/25/37	160	163,479
Series 2014-8, Class 2A1, 144A
3.450%(cc)	06/27/37	1,560	1,543,352
CSMC Trust,
Series 2009-5R, Class 2A2, 144A
3.383%(cc)	07/26/49	40	39,678
Series 2010-9R, Class 2A5, 144A
4.000%	02/27/38	344	350,447
Series 2014-3R, Class 2A1, 1 Month LIBOR + 0.700%, 144A
2.321%(c)	05/27/37	513	505,073
Series 2015-1R, Class 6A1, 1 Month LIBOR + 0.280%, 144A
1.901%(c)	05/27/37	1,198	1,139,369
Fannie Mae REMICS,
Series 2005-47, Class SW, IO, 1 Month LIBOR + 6.720%
4.849%(c)	06/25/35	2,291	339,098
Series 2005-79, Class ZC
5.900%	09/25/35	90	100,059
Series 2006-116, Class SG, IO, 1 Month LIBOR + 6.640%
4.769%(c)	12/25/36	1,788	309,595
Series 2007-40, Class SE, IO, 1 Month LIBOR + 6.440%
4.569%(c)	05/25/37	1,085	150,203
Series 2010-95, Class ZC
5.000%	09/25/40	889	952,504

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-150, Class ZC
4.750%	01/25/41	440	$468,559
Series 2011-4, Class PZ
5.000%	02/25/41	188	206,517
Series 2011-110, Class SA, IO, 1 Month LIBOR + 6.610%
4.739%(c)	04/25/41	260	35,145
Series 2011-112, Class SA, IO, 1 Month LIBOR + 6.550%
4.679%(c)	11/25/41	255	41,116
Series 2011-123, Class SD, IO, 1 Month LIBOR + 6.600%
4.729%(c)	08/25/39	222	27,014
Series 2012-9, Class SH, IO, 1 Month LIBOR + 6.550%
4.679%(c)	06/25/41	195	26,125
Series 2012-14, Class JS, IO, 1 Month LIBOR + 6.650%
4.779%(c)	12/25/30	147	17,536
Series 2012-47, Class SD, IO, 1 Month LIBOR + 6.450%
4.579%(c)	05/25/42	535	90,846
Series 2012-67, Class AI, IO
4.500%	07/25/27	725	73,040
Series 2012-100, Class WI, IO
3.000%	09/25/27	406	34,911
Series 2012-149, Class DA
1.750%	01/25/43	471	449,939
Series 2012-149, Class GA
1.750%	06/25/42	465	438,916
Series 2013-51, Class GI, IO
3.000%	10/25/32	357	30,939
Series 2013-133, Class IB, IO
3.000%	04/25/32	283	29,702
Series 2013-134, Class SA, IO, 1 Month LIBOR + 6.050%
4.179%(c)	01/25/44	98	14,526
Series 2015-28, Class JE
3.000%	05/25/45	1,129	1,118,407
Series 2015-28, Class P
2.500%	05/25/45	1,662	1,618,538
Series 2015-42, Class IL, IO
6.000%	06/25/45	620	141,294
Series 2015-42, Class LS, IO, 1 Month LIBOR + 6.200%
4.329%(c)	06/25/45	547	73,010
Series 2015-70, Class JC
3.000%	10/25/45	918	908,932
Series 2016-19, Class AH
3.000%	04/25/46	1,288	1,277,366
Series 2016-78, Class CS, IO, 1 Month LIBOR + 6.100%
4.229%(c)	05/25/39	1,211	169,362
Series 2017-30, Class AI, IO
5.500%	05/25/47	342	74,628
FirstKey Mortgage Trust,
Series 2015-1, Class A9, 144A
3.000%(cc)	03/25/45	834	831,964
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	242	271,928
Series 2935, Class ZK
5.500%	02/15/35	566	603,408
Series 2996, Class ZD
5.500%	06/15/35	193	209,705
Series 3115, Class SM, IO, 1 Month LIBOR + 6.600%
4.823%(c)	02/15/36	1,677	233,888

A590

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3237, Class C
5.500%	11/15/36	275	$296,300
Series 3871, Class KB
5.500%	06/15/41	353	391,421
Series 3955, Class GS, IO, 1 Month LIBOR + 5.950%
4.173%(c)	09/15/41	190	24,950
Series 3955, Class YI, IO
3.000%	11/15/21	225	9,484
Series 4055, Class BI, IO
3.500%	05/15/31	260	23,319
Series 4135, Class AB
1.750%	06/15/42	350	335,179
Series 4149, Class IO, IO
3.000%	01/15/33	156	21,440
Series 4314, Class AI, IO
5.000%	03/15/34	95	10,184
Series 4386, Class AZ
4.500%	11/15/40	977	1,029,855
Series 4427, Class LI, IO
3.500%	02/15/34	447	57,277
Series 4471, Class PA
4.000%	12/15/40	1,153	1,183,015
Series 4683, Class LM
3.000%	05/15/47	519	516,153
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	1,523	1,576,868
Series 2010-158, Class MS, 1 Month LIBOR + 10.000%
6.356%(c)	12/20/40	287	297,924
Series 2010-160, Class DY
4.000%	12/20/40	925	964,137
Series 2010-170, Class B
4.000%	12/20/40	209	214,961
Series 2011-94, Class SA, IO, 1 Month LIBOR + 6.100%
4.278%(c)	07/20/41	121	15,560
Series 2011-H05, Class FB, 1 Month LIBOR + 0.500%
2.075%(c)	12/20/60	1,123	1,125,601
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650%
2.225%(c)	05/20/61	175	175,653
Series 2013-124, Class ES, 1 Month LIBOR + 8.667%
6.237%(c)	04/20/39	323	326,507
Series 2013-124, Class ST, 1 Month LIBOR + 8.800%
6.371%(c)	08/20/39	917	936,935
Series 2013-149, Class MA
2.500%	05/20/40	1,126	1,095,942
Series 2014-2, Class BA
3.000%	01/20/44	243	241,313
Series 2014-25, Class HC
3.000%	02/20/44	158	155,641
Series 2015-H13, Class FL,1 Month LIBOR + 0.280%
1.855%(c)	05/20/63	436	436,304
Series 2015-H13, Class HA
2.500%	08/20/64	3,393	3,380,262
Series 2015-H17, Class HA
2.500%	05/20/65	2,616	2,605,227
Series 2016-H20, Class FM,1 Month LIBOR + 0.400%
1.975%(c)	12/20/62	768	769,142

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate T-Note Constant Maturity + 0.350%
2.140%(c)	08/20/66	1,949	$1,954,623
JPMorgan Resecuritization Trust,
Series 2012-2, Class 6A1, 1 Month LIBOR + 0.210%, 144A
1.796%(c)	06/21/36	376	371,493
Nomura Resecuritization Trust,
Series 2011-3RA, Class 2A1, 144A
3.546%(cc)	03/26/37	66	65,757
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
3.510%(cc)	07/26/45	286	286,520
Seasoned Credit Risk Transfer Trust,
Series 2017-1, Class MA
3.000%	01/25/56	984	970,639
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1, 1 Month LIBOR + 0.640%
2.512%(c)	09/25/43	995	962,140
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18	189	188,704
Wells Fargo Mortgage Loan Trust,
Series 2011-RR4, Class 1A1, 144A
3.495%(cc)	06/27/36	56	56,190
Series 2011-RR4, Class 2A1, 144A
3.541%(cc)	06/27/36	101	101,760
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
3.645%(cc)	06/25/35	1,225	1,259,020
WinWater Mortgage Loan Trust,
Series 2015-1, Class A9, 144A
2.500%(cc)	01/20/45	346	342,245

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $43,973,373)			42,898,497

SOVEREIGN BONDS — 0.1%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45	600	608,250
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	920	879,216
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.350%	01/15/47	900	822,492
4.600%	02/10/48	400	379,600
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	884	859,690
5.550%	01/21/45	250	269,325
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	411	494,228
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	1,560	1,529,674

A591

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	904	$887,394
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	400	410,000

TOTAL SOVEREIGN BONDS
(cost $7,327,126)			7,139,869

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal Home Loan Mortgage Corp.
1.250%	10/02/19	919	905,221
2.375%	01/13/22	1,518	1,507,207
2.500%	07/01/31	518	507,080
3.000%	TBA(tt)	1,250	1,218,750
3.000%	02/01/32	190	189,540
3.000%	03/01/32	2,449	2,446,323
3.000%	12/01/42	14	13,569
3.000%	01/01/43	16	15,616
3.000%	10/01/43	7,335	7,208,530
3.000%	06/01/45	1,439	1,410,101
3.000%	02/01/46	88	86,373
3.000%	04/01/46	143	140,068
3.000%	04/01/46	138	135,152
3.000%	05/01/46	1,955	1,911,408
3.000%	05/01/46	291	283,988
3.000%	06/01/46	1,949	1,905,210
3.000%	06/01/46	137	133,627
3.000%	07/01/46	226	221,139
3.000%	07/01/46	135	131,670
3.000%	08/01/46	885	864,244
3.000%	10/01/46	23	22,122
3.000%	11/01/46	1,182	1,153,668
3.000%	11/01/46	781	762,514
3.000%	11/01/46	470	458,688
3.000%	12/01/46	422	411,633
3.000%	04/01/47	576	562,111
3.000%	03/01/48	2,100	2,049,404
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
3.250%(c)	07/01/41	960	996,188
Federal Home Loan Mortgage Corp.
3.500%	TBA(tt)	5,000	5,011,666
3.500%	03/01/32	2,913	2,976,915
3.500%	07/01/32	772	789,462
3.500%	02/01/34	1,826	1,865,790
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
3.500%(c)	12/01/40	452	469,515
Federal Home Loan Mortgage Corp.
3.500%	04/01/43	2,662	2,681,814
3.500%	08/01/44	42	41,886
3.500%	06/01/45	2,962	2,975,513
3.500%	06/01/45	479	481,232
3.500%	10/01/45	632	635,868
3.500%	12/01/45	577	579,592
3.500%	04/01/46	2,899	2,914,476
3.500%	04/01/46	1,287	1,293,940
3.500%	05/01/46	2,823	2,840,585

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	05/01/46	580	$583,141
3.500%	06/01/46	878	882,574
3.500%	11/01/46	293	294,284
3.500%	01/01/47	954	957,753
3.500%	03/01/47	118	118,319
3.500%	08/01/47	1,550	1,555,308
3.500%	11/01/47	854	856,813
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.883%
3.649%(c)	10/01/42	136	141,603
Federal Home Loan Mortgage Corp.
4.000%	01/01/36	2,205	2,288,616
4.000%	02/01/42	1,011	1,046,214
4.000%	07/01/42	2,176	2,252,888
4.000%	11/01/42	1,315	1,361,150
4.000%	09/01/43	759	786,074
4.000%	06/01/45	1,766	1,821,459
4.000%	12/01/45	1,191	1,227,412
4.000%	04/01/46	777	800,821
4.500%	03/01/41	92	97,345
4.500%	04/01/41	147	155,884
4.500%	01/01/42	123	129,843
6.250%	07/15/32	400	545,003
Federal National Mortgage Assoc.
1.250%	08/17/21	135	129,497
1.500%	11/30/20	3,085	3,012,209
1.750%	11/26/19	2,888	2,864,056
2.125%	04/24/26	150	141,743
2.375%	01/19/23	8,372	8,266,772
2.500%	12/01/32	1,959	1,920,395
2.500%	12/01/32	596	584,063
2.500%	12/01/27	32	31,973
2.500%	01/01/33	658	644,319
2.500%	01/01/33	805	788,103
2.500%	01/01/33	796	778,814
2.500%	01/01/33	554	542,154
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818%
2.677%(c)	02/01/42	270	279,475
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800%
2.737%(c)	01/01/42	384	398,127
Federal National Mortgage Assoc.
3.000%	TBA(tt)	2,600	2,535,812
3.000%	TBA(tt)	2,500	2,496,745
3.000%	11/01/46	197	192,741
3.000%	12/01/46	24	23,376
3.000%	01/01/47	410	400,359
3.000%	08/01/27	49	49,650
3.000%	08/01/27	47	46,724
3.000%	10/01/27	166	166,848
3.000%	11/01/27	60	59,841
3.000%	12/01/27	81	81,318
3.000%	01/01/28	76	76,674
3.000%	02/01/28	72	72,683
3.000%	03/01/28	79	78,975
3.000%	04/01/28	72	72,142
3.000%	05/01/28	81	81,154
3.000%	06/01/28	81	80,919
3.000%	07/01/28	73	72,990

A592

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	08/01/28	81	$81,337
3.000%	09/01/28	89	89,643
3.000%	01/01/29	82	82,310
3.000%	03/01/29	82	82,680
3.000%	02/01/32	183	183,021
3.000%	02/01/32	160	159,897
3.000%	02/01/32	228	227,791
3.000%	03/01/32	1	1,062
3.000%	03/01/32	720	719,641
3.000%	03/01/32	326	326,390
3.000%	03/01/32	308	308,059
3.000%	07/01/32	6	5,608
3.000%	08/01/32	383	384,684
3.000%	09/01/42	1,001	986,001
3.000%	10/01/42	1,369	1,347,726
3.000%	10/01/42	757	745,066
3.000%	11/01/42	1,540	1,516,196
3.000%	12/01/42	535	526,937
3.000%	01/01/43	2,323	2,287,545
3.000%	07/01/43	303	298,707
3.000%	07/01/46	3,188	3,118,542
3.000%	12/01/46	7,674	7,491,134
3.500%	TBA(tt)	11,350	11,373,719
3.500%	TBA(tt)	400	407,806
3.500%	03/01/46	2,417	2,439,321
3.500%	04/01/46	4,608	4,626,679
3.500%	07/01/46	2,638	2,648,625
3.500%	12/01/47	973	977,570
3.500%	12/01/47	885	889,232
3.500%	12/01/47	446	447,663
3.500%	01/01/29	234	239,066
3.500%	10/01/30	362	369,866
3.500%	10/01/30	269	274,225
3.500%	11/01/30	894	913,190
3.500%	07/01/32	181	184,896
3.500%	08/01/33	242	243,864
3.500%	07/01/43	546	550,600
3.500%	08/01/43	34	34,709
3.500%	12/01/45	253	253,378
3.500%	11/01/46	179	179,343
3.500%	10/01/56	1,842	1,843,712
Federal National Mortgage Assoc., 12 Month LIBOR + 1.809%
3.561%(c)	12/01/40	469	490,052
Federal National Mortgage Assoc.
4.000%	TBA(tt)	11,200	11,493,386
4.000%	06/01/47	8,002	8,217,530
4.000%	04/01/48	2,295	2,362,036
4.000%	11/01/31	125	130,234
4.000%	05/01/37	2,223	2,297,665
4.000%	11/01/40	179	185,390
4.000%	12/01/45	540	557,736
4.000%	03/01/46	1,830	1,889,092
4.500%	TBA(tt)	4,000	4,188,359
4.500%	02/01/47	1,070	1,121,528
4.500%	07/01/25	1,025	1,068,702
4.500%	07/01/39	10	10,452
4.500%	11/01/39	84	88,702

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	12/01/39	1,433	$1,516,064
4.500%	11/01/40	134	141,165
4.500%	12/01/40	13	13,822
4.500%	12/01/40	84	88,477
4.500%	03/01/41	32	34,263
4.500%	04/01/41	67	70,466
4.500%	05/01/41	15	15,811
4.500%	05/01/41	77	81,027
4.500%	07/01/41	30	31,484
4.500%	08/01/41	12	12,899
4.500%	08/01/41	282	298,048
4.500%	09/01/41	8	8,434
4.500%	10/01/41	82	86,499
4.500%	01/01/42	236	248,212
4.500%	02/01/42	34	36,039
4.500%	03/01/42	60	63,768
4.500%	05/01/42	360	378,187
4.500%	06/01/42	79	83,346
4.500%	07/01/42	50	53,213
4.500%	09/01/42	1,002	1,060,362
4.500%	10/01/42	280	296,065
4.500%	10/01/42	110	115,307
4.500%	10/01/42	328	344,271
4.500%	08/01/44	140	147,477
4.500%	10/01/44	246	260,513
4.500%	06/01/46	119	125,587
4.500%	10/01/46	57	59,601
4.500%	11/01/46	60	63,527
4.500%	12/01/46	117	123,525
4.500%	01/01/47	94	99,199
4.500%	01/01/47	74	78,176
4.500%	02/01/47	103	109,145
4.500%	08/01/56	656	696,036
5.000%	TBA(tt)	200	213,624
5.000%	07/01/35	187	202,161
5.000%	05/01/35	3	3,334
5.000%	06/01/39	1,166	1,258,008
5.000%	03/01/44	244	260,610
5.000%	06/01/44	99	106,615
5.000%	08/01/56	611	664,553
5.254%	08/01/41	207	221,182
5.500%	09/01/39	86	93,657
5.500%	04/01/34	909	998,331
5.500%	08/01/35	815	895,492
5.500%	04/01/39	732	811,461
5.625%	07/15/37	299	404,981
6.000%	07/01/39	319	348,440
6.458%	02/01/39	275	294,757
6.500%	10/01/37	919	1,028,500
6.500%	08/01/39	1,576	1,776,311
6.625%	11/15/30	150	205,378
7.250%	05/15/30	959	1,361,932
Government National Mortgage Assoc.
3.000%	TBA(tt)	4,700	4,623,900
3.000%	01/15/45	119	117,117
3.000%	01/15/45	81	80,051
3.000%	01/15/45	72	71,248
3.000%	01/15/45	57	55,878

A593

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	01/15/45	45	$44,768
3.000%	02/15/45	261	256,991
3.000%	02/15/45	200	197,493
3.000%	02/15/45	53	52,139
3.000%	03/15/45	673	663,565
3.000%	03/15/45	438	431,981
3.000%	03/15/45	432	425,661
3.000%	03/15/45	282	278,227
3.000%	03/15/45	249	245,039
3.000%	03/15/45	201	198,470
3.000%	03/15/45	198	195,439
3.000%	03/15/45	157	154,953
3.000%	03/15/45	135	133,212
3.000%	03/15/45	113	111,151
3.000%	03/15/45	79	78,110
3.000%	03/15/45	73	72,376
3.000%	03/15/45	66	65,230
3.000%	05/15/45	182	179,543
3.000%	06/15/45	255	251,692
3.000%	06/15/45	59	57,846
3.000%	06/15/45	47	45,964
3.000%	07/15/45	443	436,495
3.000%	07/15/45	266	262,623
3.000%	07/15/45	220	216,481
3.000%	07/15/45	164	161,362
3.000%	07/15/45	159	157,149
3.000%	07/15/45	86	84,867
3.000%	07/15/45	85	83,484
3.000%	07/15/45	80	78,969
3.000%	07/15/45	79	78,142
3.000%	07/15/45	77	75,951
3.000%	07/15/45	69	68,057
3.000%	12/20/47	3,927	3,866,617
3.000%	01/20/48	100	98,232
3.000%	06/20/42	459	453,601
3.000%	01/20/43	565	558,837
3.000%	08/20/45	470	465,120
3.000%	04/20/46	173	171,399
3.000%	09/20/46	1,023	1,009,842
3.000%	09/20/46	588	580,358
3.000%	12/20/46	2,061	2,032,184
3.500%	TBA(tt)	13,650	13,782,501
3.500%	07/20/46	2,818	2,862,952
3.500%	11/20/41	1,374	1,395,423
3.500%	12/20/41	1,669	1,694,806
3.500%	02/20/43	2,482	2,520,191
3.500%	05/20/43	1,177	1,194,757
3.500%	04/20/46	45	45,909
3.500%	05/20/46	41	41,437
3.500%	05/20/46	671	678,870
3.500%	05/20/46	418	423,133
3.500%	05/20/46	325	329,046
3.500%	05/20/46	451	456,231
3.500%	05/20/46	42	42,044
3.500%	05/20/46	40	40,522
3.500%	05/20/46	31	31,441
3.500%	05/20/46	57	58,160
3.500%	05/20/46	25	25,406

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	05/20/46		166	$168,000
3.500%	06/20/46		36	36,321
3.500%	06/20/46		30	30,373
3.500%	06/20/46		137	139,049
3.500%	06/20/46		551	557,413
3.500%	06/20/46		47	47,155
3.500%	06/20/46		41	41,854
3.500%	06/20/46		1,663	1,682,096
3.500%	06/20/46		363	367,087
4.000%	TBA(tt)		100	102,787
4.000%	05/20/47		1,404	1,446,732
4.000%	07/20/47		747	771,480
4.000%	01/20/48		100	102,992
4.000%	10/20/40		164	171,868
4.000%	11/20/40		1,896	1,982,676
4.000%	01/20/41		1,702	1,779,556
4.000%	02/20/41		32	33,719
4.000%	03/20/41		676	707,302
4.000%	10/20/41		518	541,169
4.000%	05/20/42		142	146,728
4.000%	08/20/44		44	45,137
4.000%	10/20/44		315	326,411
4.000%	11/20/44		698	723,023
4.000%	12/20/44		18	18,346
4.000%	10/20/45		1,971	2,040,425
4.000%	01/15/47		135	138,847
4.000%	01/15/47		121	124,396
4.000%	01/20/47		1,606	1,651,885
4.500%	08/15/39		186	196,518
4.500%	09/15/39		823	870,124
4.500%	10/15/39		18	18,951
4.500%	10/15/39		59	61,909
4.500%	11/15/39		30	32,105
4.500%	11/15/39		55	58,468
4.500%	02/15/40		93	98,302
4.500%	03/15/40		112	118,655
4.500%	06/15/40		92	97,781
4.500%	06/15/40	(k)	784	828,697
4.500%	07/15/40		7	7,513
4.500%	10/15/40		12	12,978
4.500%	08/20/41		1,456	1,532,072
5.000%	11/15/33		9	9,337
5.000%	05/15/34		269	287,494
5.000%	06/15/40	(k)	129	136,754
6.000%	05/15/40		784	872,803

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $270,514,265)				266,856,131

U.S. TREASURY OBLIGATIONS — 12.6%
U.S. Treasury Bonds
2.250%	08/15/46		2,233	1,923,433
2.500%	02/15/45		1,335	1,218,970
2.500%	02/15/46		19,988	18,191,422
2.500%	05/15/46		1,215	1,104,891
2.750%	11/15/42		999	964,269
2.750%	08/15/47		1,975	1,887,591
2.750%	11/15/47		2,148	2,053,438

A594

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
2.875%	05/15/43	1,450	$1,429,270
2.875%	08/15/45	1,539	1,511,346
2.875%	11/15/46	1,597	1,566,183
3.000%	11/15/44	1,892	1,904,564
3.000%	05/15/45	1,702	1,712,704
3.000%	11/15/45	7,498	7,540,176
3.000%	02/15/47	9,855	9,907,355
3.000%	05/15/47	1,597	1,604,798
3.000%	02/15/48	10,818	10,879,696
3.125%	02/15/42	871	899,920
3.125%	02/15/43	3,530	3,638,796
3.125%	08/15/44	2,056	2,117,198
3.375%	05/15/44	868	933,473
3.500%	02/15/39	3,900	4,284,973
3.625%	08/15/43	1,280	1,432,949
3.625%	02/15/44	1,452	1,626,977
3.750%	08/15/41	1,350	1,538,367
3.750%	11/15/43	1,771	2,022,883
3.875%	08/15/40	1,027	1,189,635
4.250%	11/15/40	1,370	1,672,577
4.375%	02/15/38	15,281	18,802,196
4.375%	05/15/40	954	1,182,625
4.375%	05/15/41	1,043	1,298,087
4.500%	02/15/36	8,929	11,033,244
4.625%	02/15/40	3,114	3,984,582
4.750%	02/15/41	1,450	1,893,326
5.000%	05/15/37	9	11,863
5.250%	11/15/28	897	1,102,084
5.250%	02/15/29	25	30,819
6.125%	11/15/27	651	837,145
7.875%	02/15/21	1,198	1,381,397
U.S. Treasury Notes
0.750%	07/15/19	2,107	2,068,317
0.875%	06/15/19	1,360	1,338,909
1.000%	11/30/18	14,040	13,945,669
1.000%	10/15/19	3,036	2,979,787
1.000%	11/15/19	1,948	1,909,344
1.125%	02/28/21	2,567	2,475,551
1.125%	06/30/21	3,030	2,906,670
1.125%	08/31/21	2,171	2,076,443
1.125%	09/30/21	1,704	1,627,786
1.250%	04/30/19	1,689	1,672,638
1.250%	08/31/19	2,213	2,183,089
1.250%	01/31/20	2,768	2,717,181
1.250%	10/31/21	2,075	1,988,677
1.375%	12/15/19	2,604	2,565,143
1.375%	01/15/20	2,023	1,991,391
1.375%	02/15/20	2,375	2,335,386
1.375%	02/29/20	4,074	4,004,774
1.375%	03/31/20	20,719	20,345,087
1.375%	04/30/20	13,105	12,853,650
1.375%	08/31/20	2,134	2,085,151
1.375%	09/30/20	2,395	2,337,838
1.375%	10/31/20	1,656	1,614,988
1.375%	01/31/21	2,272	2,208,899
1.375%	04/30/21	2,534	2,456,297
1.375%	06/30/23	2,417	2,273,774
1.500%	05/31/19	2,589	2,568,773
1.500%	10/31/19	3,465	3,424,530

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
1.500%	11/30/19	1,728	$1,706,738
1.500%	04/15/20	1,987	1,955,177
1.500%	05/15/20	1,442	1,417,723
1.500%	05/31/20	2,562	2,517,365
1.500%	02/28/23	3,045	2,895,724
1.500%	08/15/26	1,896	1,720,990
1.625%	06/30/19	2,476	2,459,074
1.625%	07/31/19	3,494	3,467,795
1.625%	08/31/19	2,451	2,430,607
1.625%	12/31/19	2,411	2,384,630
1.625%	03/15/20	1,961	1,935,951
1.625%	06/30/20	1,627	1,601,832
1.625%	11/30/20	1,665	1,632,871
1.625%	11/15/22	1	960
1.625%	05/31/23	2,412	2,300,351
1.625%	10/31/23	1,741	1,652,454
1.625%	02/15/26	1,136	1,048,049
1.625%	05/15/26	3,333	3,066,077
1.750%	09/30/19	3,833	3,805,600
1.750%	12/31/20	2,066	2,031,701
1.750%	11/30/21	2,860	2,786,770
1.750%	02/28/22	6,802	6,614,414
1.750%	03/31/22	1,289	1,252,545
1.750%	04/30/22	539	523,125
1.750%	05/15/22	1,261	1,223,374
1.750%	09/30/22	1,883	1,820,111
1.750%	01/31/23	3,678	3,543,236
1.750%	05/15/23	3,425	3,288,803
1.875%	12/31/19	14,350	14,254,146
1.875%	01/31/22	2,685	2,624,168
1.875%	02/28/22	1,344	1,312,605
1.875%	03/31/22	2,357	2,300,561
1.875%	04/30/22	2,297	2,240,203
1.875%	07/31/22	2,952	2,872,780
1.875%	08/31/22	1,875	1,823,657
1.875%	09/30/22	2,065	2,006,680
2.000%	11/30/20	2,276	2,254,218
2.000%	11/15/21	3,009	2,960,574
2.000%	12/31/21	2,368	2,326,098
2.000%	11/30/22	2,867	2,798,573
2.000%	02/15/23	1,718	1,674,043
2.000%	04/30/24	1,277	1,230,360
2.000%	02/15/25	4,789	4,582,287
2.000%	08/15/25	3,193	3,042,829
2.000%	11/15/26	1,174	1,107,606
2.125%	01/31/21	2,333	2,315,851
2.125%	08/15/21	2,457	2,430,319
2.125%	06/30/22	31,888	31,381,031
2.125%	12/31/22	2,717	2,664,677
2.125%	11/30/23	2,467	2,403,109
2.125%	02/29/24	1,176	1,143,063
2.125%	03/31/24	1,695	1,646,269
2.125%	09/30/24	2,146	2,076,506
2.125%	11/30/24	1,249	1,206,895
2.125%	05/15/25	38,079	36,670,374
2.250%	03/31/20	12,769	12,762,513
2.250%	02/15/21	8,200	8,168,609
2.250%	03/31/21	3,393	3,378,156
2.250%	12/31/23	1,375	1,347,500
2.250%	01/31/24	1,390	1,361,331

A595

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
2.250%	10/31/24		1,574	$1,533,728
2.250%	11/15/24		3,917	3,814,638
2.250%	11/15/25		2,804	2,714,075
2.250%	02/15/27		48,241	46,366,008
2.250%	08/15/27		1,931	1,851,497
2.250%	11/15/27		2,445	2,342,043
2.375%	03/15/21		18,047	18,039,245
2.375%	08/15/24		31,541	31,007,513
2.375%	05/15/27		2,469	2,395,412
2.500%	03/31/23		8,777	8,749,915
2.500%	08/15/23		1,920	1,911,000
2.500%	05/15/24		2,220	2,201,442
2.500%	01/31/25		1,394	1,378,318
2.625%	11/15/20		3,072	3,091,199
2.625%	02/28/23	(a)	6,150	6,168,738
2.625%	03/31/25		12,991	12,939,239
2.750%	11/15/23		2,715	2,734,408
2.750%	02/15/24		2,337	2,351,971
2.750%	02/28/25		8,200	8,234,273
2.750%	02/15/28		15,625	15,632,935
3.375%	11/15/19		2,432	2,475,415
3.625%	02/15/20		2,665	2,730,376
3.625%	02/15/21		2,638	2,728,269
U.S. Treasury Strips Coupon
2.768%(s)	02/15/34		5,200	3,264,525

TOTAL U.S. TREASURY OBLIGATIONS (cost $653,247,112)				643,378,784

TOTAL LONG-TERM INVESTMENTS (cost $4,266,108,507)				4,555,458,177

			Shares

SHORT-TERM INVESTMENTS — 16.2%

AFFILIATED MUTUAL FUNDS — 15.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			613,122,810	613,122,810
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $192,964,755; includes $192,689,075 of cash collateral for securities on loan)(b)(w)			192,962,523	192,943,227

TOTAL AFFILIATED MUTUAL FUNDS (cost $806,087,565)				806,066,037

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
1.380%	04/26/18	(k)	7,490	7,482,036
1.417%	05/03/18	(k)	300	299,580
1.426%	04/19/18	(k)	9,330	9,322,801

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
1.476%	05/10/18(k)	3,890	$3,883,317
1.513%	05/10/18(k)	30	29,948
1.514%	05/10/18(k)	1,270	1,267,818
1.560%	05/10/18(k)	600	598,969
1.633%	06/07/18(k)	3,370	3,359,733

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,247,244)			26,244,202

TOTAL SHORT-TERM INVESTMENTS (cost $832,334,809)			832,310,239

TOTAL INVESTMENTS — 105.0% (cost $5,098,443,316)			5,387,768,416
Liabilities in excess of other assets(z) — (5.0)%			(257,447,088)

NET ASSETS — 100.0%			$5,130,321,328

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,355,132 and 0.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $188,619,783; cash collateral of $192,689,075 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $56,950,000 is 1.1% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A596

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
12	10 Year U.S. Treasury Notes	Jun. 2018	$1,453,688	$15,641
3,176	MSCI EAFE Index	Jun. 2018	317,695,280	(2,344,630)
429	Russell 2000 Mini Index	Jun. 2018	32,844,240	(997,783)
1,083	S&P 500 E-Mini Index	Jun. 2018	143,118,450	(5,481,577)

				(8,808,349)

Short Positions:
49	2 Year U.S. Treasury Notes	Jun. 2018	10,417,859	10,719
7	10 Year U.S. Ultra Treasury Notes	Jun. 2018	909,016	(15,368)
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	641,875	(21,469)

				(26,118)

				$(8,834,467)

Securities with a combined market value of $26,312,324 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,577,181,521	$1,309,223,714	$—
Preferred Stocks	6,086,201	17,074,998	—
Unaffiliated Exchange Traded Funds	20,845,414	—	—
Asset-Backed Securities
Automobiles	—	9,497,096	1,099,885
Consumer Loans	—	1,873,991	—
Credit Cards	—	3,457,067	—
Equipment	—	1,019,679	—
Home Equity Loans	—	1,817,432	—
Other	—	4,209,924	3,525,399
Residential Mortgage-Backed Securities	—	1,057,369	—
Bank Loans	—	47,230,738	4,729,848
Commercial Mortgage-Backed Securities	—	44,036,821	—
Corporate Bonds	—	534,971,801	—
Municipal Bonds	—	6,245,998	—
Residential Mortgage-Backed Securities	—	42,898,497	—
Sovereign Bonds	—	7,139,869	—
U.S. Government Agency Obligations	—	266,856,131	—
U.S. Treasury Obligations	—	669,622,986	—
Affiliated Mutual Funds	806,066,037	—	—
Other Financial Instruments*
Futures Contracts	(8,834,467)	—	—

Total	$2,401,344,706	$2,968,234,111	$9,355,132

A597

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A598

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 73.8%

UNAFFILIATED FUND — 8.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
(cost $718,042)	718,042	$718,042

Interest Rate	Maturity Date		Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) — 14.4%
Canadian Treasury Bills (Canada)
1.050%	04/05/18	CAD	450	349,210
German Treasury Bills (Germany)
0.715%	08/15/18	EUR	350	431,665
United Kingdom Treasury Bills (United Kingdom)
0.437%	07/16/18	GBP	350	490,338

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,270,883)				1,271,213

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) — 51.3%
U.S. Treasury Bills
1.208%	04/05/18(h)	1,800	$1,799,756
1.296%	04/19/18(h)	1,500	1,498,843
1.325%	04/26/18(h)	1,250	1,248,671

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,547,797)			4,547,270

TOTAL INVESTMENTS — 73.8% (cost $6,536,722)			6,536,525
Other assets in excess of liabilities(z) — 26.2%			2,318,568

NET ASSETS — 100.0%			$8,855,093

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/20/18	Barclays Capital Group	AUD	614	$475,405	$471,928	$—	$(3,477)
Expiring 06/20/18	Barclays Capital Group	AUD	408	312,868	313,495	627	—
Expiring 06/20/18	Barclays Capital Group	AUD	247	190,605	189,984	—	(621)
Expiring 06/20/18	Barclays Capital Group	AUD	230	179,551	176,752	—	(2,799)
Expiring 06/20/18	Barclays Capital Group	AUD	196	152,039	150,368	—	(1,671)
Expiring 06/20/18	Barclays Capital Group	AUD	105	82,344	80,831	—	(1,513)
Expiring 06/20/18	Morgan Stanley	AUD	7,366	5,733,730	5,658,863	—	(74,867)
Expiring 06/20/18	Morgan Stanley	AUD	145	112,906	111,343	—	(1,563)
Expiring 06/20/18	Morgan Stanley	AUD	11	8,893	8,680	—	(213)
British Pound,
Expiring 06/20/18	Barclays Capital Group	GBP	456	636,998	642,553	5,555	—
Expiring 06/20/18	Barclays Capital Group	GBP	390	543,417	549,119	5,702	—
Expiring 06/20/18	Barclays Capital Group	GBP	355	496,297	499,641	3,344	—
Expiring 06/20/18	Barclays Capital Group	GBP	297	417,131	418,302	1,171	—
Expiring 06/20/18	Barclays Capital Group	GBP	270	377,776	379,685	1,909	—
Expiring 06/20/18	Barclays Capital Group	GBP	174	246,828	245,278	—	(1,550)
Expiring 06/20/18	Barclays Capital Group	GBP	168	237,092	237,111	19	—
Expiring 06/20/18	Barclays Capital Group	GBP	152	213,532	213,789	257	—
Expiring 06/20/18	Barclays Capital Group	GBP	150	213,769	211,833	—	(1,936)
Expiring 06/20/18	Morgan Stanley	GBP	194	269,486	272,775	3,289	—
Canadian Dollar,
Expiring 06/20/18	Barclays Capital Group	CAD	294	227,496	228,514	1,018	—
Expiring 06/20/18	Barclays Capital Group	CAD	179	139,028	139,302	274	—
Expiring 06/20/18	Barclays Capital Group	CAD	161	125,218	125,257	39	—
Expiring 06/20/18	Barclays Capital Group	CAD	142	110,288	110,486	198	—
Expiring 06/20/18	Barclays Capital Group	CAD	86	66,189	66,607	418	—
Expiring 06/20/18	Morgan Stanley	CAD	128	98,878	99,166	288	—
Expiring 06/20/18	Morgan Stanley	CAD	66	50,226	50,955	729	—

A599

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/20/18	Morgan Stanley	CAD	17	$13,123	$13,142	$19	$—
Euro,
Expiring 06/20/18	Barclays Capital Group	EUR	4,968	6,207,644	6,151,544	—	(56,100)
Expiring 06/20/18	Barclays Capital Group	EUR	60	73,925	73,727	—	(198)
Expiring 06/20/18	Barclays Capital Group	EUR	34	41,818	41,562	—	(256)
Expiring 06/20/18	Morgan Stanley	EUR	1,844	2,288,087	2,283,675	—	(4,412)
Expiring 06/20/18	Morgan Stanley	EUR	81	99,801	99,836	35	—
Expiring 06/20/18	Morgan Stanley	EUR	17	20,974	20,933	—	(41)
Expiring 06/20/18	Morgan Stanley	EUR	7	8,669	8,693	24	—
Japanese Yen,
Expiring 06/20/18	Barclays Capital Group	JPY	501,025	4,756,631	4,735,186	—	(21,445)
Expiring 06/20/18	Barclays Capital Group	JPY	83,707	794,195	791,116	—	(3,079)
Expiring 06/20/18	Barclays Capital Group	JPY	29,460	279,085	278,427	—	(658)
Expiring 06/20/18	Barclays Capital Group	JPY	21,481	203,378	203,012	—	(366)
Expiring 06/20/18	Morgan Stanley	JPY	159,300	1,511,486	1,505,545	—	(5,941)
Expiring 06/20/18	Morgan Stanley	JPY	149,665	1,417,112	1,414,485	—	(2,627)
Expiring 06/20/18	Morgan Stanley	JPY	101,267	955,111	957,070	1,959	—
Expiring 06/20/18	Morgan Stanley	JPY	101,249	956,859	956,900	41	—
Expiring 06/20/18	Morgan Stanley	JPY	84,749	806,725	800,965	—	(5,760)
Expiring 06/20/18	Morgan Stanley	JPY	78,909	748,303	745,766	—	(2,537)
Expiring 06/20/18	Morgan Stanley	JPY	75,987	717,535	718,155	620	—
Expiring 06/20/18	Morgan Stanley	JPY	75,834	721,306	716,709	—	(4,597)
Expiring 06/20/18	Morgan Stanley	JPY	17,897	168,546	169,140	594	—
New Zealand Dollar,
Expiring 06/20/18	Barclays Capital Group	NZD	23	16,620	16,466	—	(154)
Expiring 06/20/18	Morgan Stanley	NZD	21,194	15,375,208	15,312,853	—	(62,355)
Expiring 06/20/18	Morgan Stanley	NZD	837	605,891	605,048	—	(843)
Expiring 06/20/18	Morgan Stanley	NZD	593	428,477	428,593	116	—
Expiring 06/20/18	Morgan Stanley	NZD	556	405,073	401,816	—	(3,257)
Expiring 06/20/18	Morgan Stanley	NZD	501	360,652	361,967	1,315	—
Expiring 06/20/18	Morgan Stanley	NZD	454	329,811	327,868	—	(1,943)
Expiring 06/20/18	Morgan Stanley	NZD	245	177,870	176,841	—	(1,029)
Expiring 06/20/18	Morgan Stanley	NZD	225	164,360	162,431	—	(1,929)
Expiring 06/20/18	Morgan Stanley	NZD	164	118,736	118,619	—	(117)
Expiring 06/20/18	Morgan Stanley	NZD	134	96,260	96,604	344	—
Norwegian Krone,
Expiring 06/20/18	Barclays Capital Group	NOK	65,389	8,389,022	8,364,192	—	(24,830)
Expiring 06/20/18	Barclays Capital Group	NOK	2,640	342,116	337,677	—	(4,439)
Expiring 06/20/18	Barclays Capital Group	NOK	2,205	286,634	282,094	—	(4,540)
Expiring 06/20/18	Barclays Capital Group	NOK	222	28,621	28,432	—	(189)
Expiring 06/20/18	Morgan Stanley	NOK	5,549	724,007	709,760	—	(14,247)
Expiring 06/20/18	Morgan Stanley	NOK	3,886	505,083	497,104	—	(7,979)
Expiring 06/20/18	Morgan Stanley	NOK	3,091	398,667	395,403	—	(3,264)
Expiring 06/20/18	Morgan Stanley	NOK	2,635	335,864	337,068	1,204	—
Expiring 06/20/18	Morgan Stanley	NOK	1,825	234,312	233,384	—	(928)
Expiring 06/20/18	Morgan Stanley	NOK	1,289	168,136	164,927	—	(3,209)
Singapore Dollar,
Expiring 06/20/18	Barclays Capital Group	SGD	177	134,609	134,911	302	—
Expiring 06/20/18	Barclays Capital Group	SGD	66	50,383	50,206	—	(177)
Expiring 06/20/18	Barclays Capital Group	SGD	43	32,898	33,080	182	—
Expiring 06/20/18	Morgan Stanley	SGD	112	85,330	85,177	—	(153)
Expiring 06/20/18	Morgan Stanley	SGD	77	58,872	58,998	126	—

A600

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/20/18	Morgan Stanley	SGD	66	$50,114	$50,176	$62	$—
Expiring 06/20/18	Morgan Stanley	SGD	27	20,261	20,292	31	—
Expiring 06/20/18	Morgan Stanley	SGD	6	4,541	4,537	—	(4)
Swedish Krona,
Expiring 06/20/18	Barclays Capital Group	SEK	40,233	4,917,605	4,849,106	—	(68,499)
Expiring 06/20/18	Barclays Capital Group	SEK	2,397	293,065	288,935	—	(4,130)
Expiring 06/20/18	Morgan Stanley	SEK	4,386	535,975	528,608	—	(7,367)
Expiring 06/20/18	Morgan Stanley	SEK	1,759	215,998	212,003	—	(3,995)
Expiring 06/20/18	Morgan Stanley	SEK	1,638	199,964	197,432	—	(2,532)
Expiring 06/20/18	Morgan Stanley	SEK	573	70,063	69,025	—	(1,038)

				$70,669,401	$70,279,838	31,811	(421,374)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/20/18	Barclays Capital Group	AUD	1,362	$1,050,309	$1,046,443	$3,866	$—
Expiring 06/20/18	Barclays Capital Group	AUD	785	613,182	602,953	10,229	—
Expiring 06/20/18	Barclays Capital Group	AUD	658	517,491	505,309	12,182	—
Expiring 06/20/18	Barclays Capital Group	AUD	303	237,081	232,681	4,400	—
Expiring 06/20/18	Barclays Capital Group	AUD	249	192,317	191,239	1,078	—
Expiring 06/20/18	Barclays Capital Group	AUD	213	164,015	163,515	500	—
Expiring 06/20/18	Barclays Capital Group	AUD	150	115,339	114,989	350	—
Expiring 06/20/18	Morgan Stanley	AUD	810	624,096	622,508	1,588	—
Expiring 06/20/18	Morgan Stanley	AUD	738	565,921	566,597	—	(676)
Expiring 06/20/18	Morgan Stanley	AUD	305	238,379	234,478	3,901	—
British Pound,
Expiring 06/20/18	Barclays Capital Group	GBP	503	713,347	707,798	5,549	—
Expiring 06/20/18	Barclays Capital Group	GBP	429	601,437	604,211	—	(2,774)
Expiring 06/20/18	Barclays Capital Group	GBP	109	152,204	153,674	—	(1,470)
Expiring 06/20/18	Barclays Capital Group	GBP	108	150,987	151,570	—	(583)
Expiring 06/20/18	Morgan Stanley	GBP	1,126	1,562,306	1,585,870	—	(23,564)
Expiring 06/20/18	Morgan Stanley	GBP	693	967,958	975,682	—	(7,724)
Expiring 06/20/18	Morgan Stanley	GBP	388	546,385	545,876	509	—
Expiring 06/20/18	Morgan Stanley	GBP	237	336,362	333,935	2,427	—
Expiring 06/20/18	Morgan Stanley	GBP	73	103,130	102,137	993	—
Canadian Dollar,
Expiring 06/20/18	Barclays Capital Group	CAD	1,673	1,291,401	1,300,505	—	(9,104)
Expiring 06/20/18	Barclays Capital Group	CAD	385	298,477	299,129	—	(652)
Expiring 06/20/18	Barclays Capital Group	CAD	109	85,224	84,932	292	—
Expiring 06/20/18	Barclays Capital Group	CAD	95	73,952	74,109	—	(157)
Expiring 06/20/18	Barclays Capital Group	CAD	67	51,979	51,814	165	—
Expiring 06/20/18	Barclays Capital Group	CAD	2	1,706	1,704	2	—
Expiring 06/20/18	Morgan Stanley	CAD	6,647	5,140,583	5,167,153	—	(26,570)
Expiring 06/20/18	Morgan Stanley	CAD	1,607	1,229,519	1,249,266	—	(19,747)
Expiring 06/20/18	Morgan Stanley	CAD	898	702,352	698,055	4,297	—
Expiring 06/20/18	Morgan Stanley	CAD	683	523,188	530,839	—	(7,651)
Expiring 06/20/18	Morgan Stanley	CAD	647	504,937	502,767	2,170	—
Expiring 06/20/18	Morgan Stanley	CAD	627	483,431	487,625	—	(4,194)
Euro,
Expiring 06/20/18	Barclays Capital Group	EUR	83	103,171	102,862	309	—

A601

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 06/20/18	Barclays Capital Group	EUR	27		$33,929	$33,851	$78	$—
Expiring 06/20/18	Morgan Stanley	EUR	71		89,161	88,031	1,130	—
Expiring 06/20/18	Morgan Stanley	EUR	42		51,858	51,543	315	—
Expiring 06/20/18	Morgan Stanley	EUR	32		39,555	39,333	222	—
Expiring 06/20/18	Morgan Stanley	EUR	21		26,427	26,483	—	(56)
Expiring 06/20/18	Morgan Stanley	EUR	9		11,399	11,376	23	—
Expiring 06/20/18	Morgan Stanley	EUR	5		6,015	5,991	24	—
Expiring 06/20/18	Morgan Stanley	EUR	5		5,891	5,855	36	—
Expiring 06/20/18	Morgan Stanley	EUR	—	(r)	460	455	5	—
Japanese Yen,
Expiring 06/20/18	Morgan Stanley	JPY	578,659		5,499,079	5,468,901	30,178	—
Expiring 06/20/18	Morgan Stanley	JPY	91,341		874,831	863,258	11,573	—
Expiring 06/20/18	Morgan Stanley	JPY	43,565		416,510	411,728	4,782	—
Expiring 06/20/18	Morgan Stanley	JPY	30,338		288,109	286,720	1,389	—
Expiring 06/20/18	Morgan Stanley	JPY	11,761		110,957	111,151	—	(194)
Expiring 06/20/18	Morgan Stanley	JPY	2,268		21,577	21,439	138	—
New Zealand Dollar,
Expiring 06/20/18	Barclays Capital Group	NZD	18,772		13,566,954	13,563,085	3,869	—
Expiring 06/20/18	Barclays Capital Group	NZD	307		222,679	221,497	1,182	—
Expiring 06/20/18	Barclays Capital Group	NZD	228		166,453	164,370	2,083	—
Expiring 06/20/18	Barclays Capital Group	NZD	150		109,756	108,258	1,498	—
Expiring 06/20/18	Morgan Stanley	NZD	715		514,444	516,813	—	(2,369)
Expiring 06/20/18	Morgan Stanley	NZD	494		355,762	356,538	—	(776)
Expiring 06/20/18	Morgan Stanley	NZD	411		294,938	297,035	—	(2,097)
Expiring 06/20/18	Morgan Stanley	NZD	215		156,399	155,652	747	—
Expiring 06/20/18	Morgan Stanley	NZD	211		154,239	152,160	2,079	—
Norwegian Krone,
Expiring 06/20/18	Barclays Capital Group	NOK	883		114,857	112,987	1,870	—
Expiring 06/20/18	Barclays Capital Group	NOK	468		60,485	59,824	661	—
Expiring 06/20/18	Barclays Capital Group	NOK	258		33,341	32,975	366	—
Expiring 06/20/18	Morgan Stanley	NOK	130,139		16,652,830	16,646,728	6,102	—
Expiring 06/20/18	Morgan Stanley	NOK	8,310		1,073,819	1,062,910	10,909	—
Expiring 06/20/18	Morgan Stanley	NOK	2,720		347,527	347,907	—	(380)
Expiring 06/20/18	Morgan Stanley	NOK	2,519		326,667	322,247	4,420	—
Expiring 06/20/18	Morgan Stanley	NOK	1,260		163,449	161,107	2,342	—
Expiring 06/20/18	Morgan Stanley	NOK	1,232		159,762	157,601	2,161	—
Singapore Dollar,
Expiring 06/20/18	Barclays Capital Group	SGD	5,636		4,287,057	4,307,143	—	(20,086)
Expiring 06/20/18	Barclays Capital Group	SGD	126		95,638	95,979	—	(341)
Expiring 06/20/18	Barclays Capital Group	SGD	35		26,305	26,389	—	(84)
Expiring 06/20/18	Morgan Stanley	SGD	6,531		4,967,967	4,991,054	—	(23,087)
Expiring 06/20/18	Morgan Stanley	SGD	95		72,558	72,580	—	(22)
Expiring 06/20/18	Morgan Stanley	SGD	60		46,205	46,170	35	—
Expiring 06/20/18	Morgan Stanley	SGD	30		23,151	23,215	—	(64)
Expiring 06/20/18	Morgan Stanley	SGD	18		13,772	13,846	—	(74)
Expiring 06/20/18	Morgan Stanley	SGD	11		8,610	8,610	—	—
Swedish Krona,
Expiring 06/20/18	Barclays Capital Group	SEK	3,798		465,527	457,779	7,748	—
Expiring 06/20/18	Barclays Capital Group	SEK	1,955		236,811	235,626	1,185	—
Expiring 06/20/18	Morgan Stanley	SEK	60,079		7,323,442	7,241,109	82,333	—
Expiring 06/20/18	Morgan Stanley	SEK	6,015		738,925	725,013	13,912	—
Expiring 06/20/18	Morgan Stanley	SEK	5,861		720,821	706,384	14,437	—

A602

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/20/18	Morgan Stanley	SEK	4,342	$534,817	$523,303	$11,514	$—
Expiring 06/20/18	Morgan Stanley	SEK	3,235	396,846	389,925	6,921	—
Expiring 06/20/18	Morgan Stanley	SEK	3,038	365,253	366,133	—	(880)
Expiring 06/20/18	Morgan Stanley	SEK	1,989	243,695	239,748	3,947	—
Expiring 06/20/18	Morgan Stanley	SEK	1,904	233,031	229,521	3,510	—
Expiring 06/20/18	Morgan Stanley	SEK	1,760	215,765	212,079	3,686	—
Expiring 06/20/18	Morgan Stanley	SEK	1,488	181,371	179,395	1,976	—
Expiring 06/20/18	Morgan Stanley	SEK	360	44,280	43,388	892	—

				$83,134,132	$82,992,423	297,085	(155,376)

						$328,896	$(576,750)

(r)	Notional amount is less than $500 par.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Fund	$718,042	$—	$—
Foreign Treasury Obligations	—	1,271,213	—
U.S. Treasury Obligations	—	4,547,270	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(247,854)	—

Total	$718,042	$5,570,629	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A603

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 57.2%
COMMON STOCKS — 36.6%
Canada — 1.0%
Barrick Gold Corp.	6,320	$78,683
Husky Energy, Inc.	5,300	75,858
Wheaton Precious Metals Corp.	5,103	103,973

		258,514

China — 1.6%
Baidu, Inc., ADR*	760	169,624
China Life Insurance Co. Ltd. (Class H Stock)	45,000	125,811
China Mobile Ltd.	5,000	45,827
China Telecom Corp. Ltd., ADR	1,095	48,706
China Telecom Corp. Ltd. (Class H Stock)	23,000	10,201
Kunlun Energy Co. Ltd.	51,500	44,726

		444,895

Denmark — 0.2%
Vestas Wind Systems A/S	820	58,673

France — 2.4%
AXA SA	5,384	143,123
BNP Paribas SA	2,020	149,805
Cie de Saint-Gobain	1,049	55,393
Credit Agricole SA	4,752	77,482
Sanofi	1,088	87,301
Veolia Environnement SA	5,894	140,026

		653,130

Germany — 1.2%
Innogy SE, 144A	2,386	113,095
Merck KGaA	940	90,191
Siemens AG.	1,029	131,298

		334,584

Hong Kong — 0.5%
CK Hutchison Holdings Ltd.	9,000	108,137
Value Partners Group Ltd.	14,700	13,851

		121,988

Ireland — 0.1%
Bank of Ireland Group PLC*	3,502	30,688

Israel — 0.7%
Teva Pharmaceutical Industries Ltd., ADR(a)	11,014	188,229

Italy — 0.7%
Eni SpA	10,201	179,693

Japan — 2.4%
Mitsui Fudosan Co. Ltd.	2,470	59,629
Nissan Motor Co. Ltd.	7,700	79,480
Panasonic Corp.	10,600	152,221
Ryohin Keikaku Co. Ltd.	100	33,409
Seven & i Holdings Co. Ltd.	1,400	59,965
SoftBank Group Corp.	1,150	85,780
Sumitomo Metal Mining Co. Ltd.	700	28,953
Suntory Beverage & Food Ltd.	1,910	92,980
Taiheiyo Cement Corp.	1,630	58,549

		650,966

Luxembourg — 0.6%
SES SA	12,707	172,002

	Shares	Value

COMMON STOCKS (Continued)
Netherlands — 2.0%
Aegon NV	22,068	$148,889
Akzo Nobel NV	954	90,137
ING Groep NV	2,953	49,833
Royal Dutch Shell PLC (Class B Stock)	7,482	240,759

		529,618

Portugal — 0.3%
Galp Energia SGPS SA	4,396	82,903

Singapore — 0.7%
Singapore Telecommunications Ltd.	69,500	179,498

South Korea — 1.7%
Hyundai Motor Co.	481	64,938
KB Financial Group, Inc., ADR*	2,792	161,768
Samsung Electronics Co. Ltd.	102	238,321

		465,027

Spain — 0.4%
Telefonica SA	9,590	95,007

Sweden — 0.5%
Arjo AB (Class B Stock)*	3,382	9,885
Getinge AB (Class B Stock)	3,382	38,513
Telefonaktiebolaget LM Ericsson (Class B Stock)	14,437	91,934

		140,332

Switzerland — 1.0%
Roche Holding AG	590	135,344
UBS Group AG*	8,170	143,947

		279,291

Taiwan — 0.1%
Catcher Technology Co. Ltd.	3,000	37,710

Thailand — 0.5%
Bangkok Bank PCL	17,400	110,546
Bangkok Bank PCL, NVDR	1,800	11,436

		121,982

United Kingdom — 4.2%
BAE Systems PLC	20,732	169,622
Barclays PLC	21,572	63,036
BP PLC	29,100	196,282
HSBC Holdings PLC	18,800	177,706
Kingfisher PLC	41,234	169,154
Man Group PLC	18,139	43,740
Standard Chartered PLC	18,802	188,440
Vodafone Group PLC	47,237	129,242

		1,137,222

United States — 13.8%
Advance Auto Parts, Inc.	1,320	156,484
Allergan PLC	1,232	207,333
Ally Financial, Inc.	1,280	34,751
Alphabet, Inc. (Class A Stock)*	129	133,791
American International Group, Inc.	1,720	93,602
AmerisourceBergen Corp.	1,230	106,038
Amgen, Inc.	327	55,747
Apache Corp.	2,620	100,818
Apple, Inc.	878	147,311
Capital One Financial Corp.	1,410	135,106

A604

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
United States (cont’d.)
Cardinal Health, Inc.	1,590	$99,661
Celgene Corp.*	450	40,145
Cisco Systems, Inc.	640	27,450
Citigroup, Inc.	3,200	215,999
Comcast Corp. (Class A Stock)	3,410	116,520
CommScope Holding Co., Inc.*	1,450	57,957
ConocoPhillips	2,770	164,233
Coty, Inc. (Class A Stock)	7,300	133,590
DXC Technology Co.	546	54,889
Eli Lilly & Co.	1,490	115,281
Gilead Sciences, Inc.	2,140	161,335
Helmerich & Payne, Inc.(a)	1,170	77,875
JPMorgan Chase & Co.	1,050	115,469
Mattel, Inc.(a)	5,440	71,536
Medtronic PLC	850	68,187
Microsoft Corp.	1,207	110,163
Navistar International Corp.*	3,390	118,548
NetScout Systems, Inc.*	400	10,540
Oracle Corp.	4,418	202,124
Perrigo Co. PLC	1,430	119,176
QIAGEN NV*	1,524	49,268
Twenty-First Century Fox, Inc. (Class A Stock)	4,730	173,544
United Parcel Service, Inc. (Class B Stock) .	970	101,520
Voya Financial, Inc.	1,206	60,903
Walgreens Boots Alliance, Inc.	1,660	108,680

		3,745,574

TOTAL COMMON STOCKS (cost $9,205,564)		9,907,526

UNAFFILIATED EXCHANGE TRADED FUND — 0.1%
SPDR S&P 500 ETF Trust Fund (cost $44,505)	163	42,893

UNAFFILIATED FUND — 20.5%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6)** (cost $5,575,138)	573,702	5,547,696

TOTAL LONG-TERM INVESTMENTS (cost $14,825,207)		15,498,115

	Shares	Value

SHORT-TERM INVESTMENTS — 43.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	11,501,918	$11,501,918
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $273,942; includes $273,489 of cash collateral for securities on loan)(b)(w)	273,940	273,913

TOTAL SHORT-TERM INVESTMENTS (cost $11,775,860)		11,775,831

TOTAL INVESTMENTS — 100.6% (cost $26,601,067)		27,273,946
Liabilities in excess of other assets(z) — (0.6)%		(174,771)

NET ASSETS — 100.0%		$27,099,175

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
**	Investment is an affiliate of the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $269,362; cash collateral of $273,489 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A605

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
13	10 Year U.S. Treasury Notes	Jun. 2018	$1,574,828	$11,172
11	Mini MSCI Emerging Markets Index	Jun. 2018	653,290	(16,885)

				(5,713)

Short Positions:
39	2 Year U.S. Treasury Notes	Jun. 2018	8,291,766	(1,638)
2	Euro STOXX 50 Index	Jun. 2018	80,742	948
3	Russell 2000 Mini Index	Jun. 2018	229,680	5,773
23	S&P 500 E-Mini Index	Jun. 2018	3,039,450	167,364
3	U.S. Dollar Index	Jun. 2018	269,435	(889)

				171,558

				$165,845

Cash and foreign currency of $192,491 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at March 31, 2018.

Total return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Barclays Capital Group	05/25/18	1,026	Receive monthly total return on Barclays Cross Asset Trend Index and pay monthly fixed rate of 0.55%	$(14,594)	$—	$(14,594)
Barclays Capital Group	05/25/18	515	Receive monthly total return on Barclays TrendStar+ Index and pay monthly fixed rate of 0.70%	5,870	—	5,870
Societe Generale	05/25/18	1,152	Receive monthly total return on SGI VI Smart Beta Index and pay monthly variable payments based on 1 Month LIBOR + 0.50% (2)	(27,744)	—	(27,744)

				$(36,468)	$—	$(36,468)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) The value of the SGI VI Smart Beta Index is derived from CBOE Volatility Index Futures. The allocation was 100% at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - unadjusted quoted prices generally in active markets for identical securities.

      Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other       observable inputs.

      Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$258,514	$—	$—
China	218,330	226,565	—
Denmark	—	58,673	—
France	—	653,130	—
Germany	—	334,584	—

A606

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Hong Kong	$—	$121,988	$—
Ireland	—	30,688	—
Israel	188,229	—	—
Italy	—	179,693	—
Japan	—	650,966	—
Luxembourg	—	172,002	—
Netherlands	—	529,618	—
Portugal	—	82,903	—
Singapore	—	179,498	—
South Korea	161,768	303,259	—
Spain	—	95,007	—
Sweden	—	140,332	—
Switzerland	—	279,291	—
Taiwan	—	37,710	—
Thailand	—	121,982	—
United Kingdom	—	1,137,222	—
United States	3,696,306	49,268	—
Unaffiliated Exchange Traded Fund	42,893	—	—
Unaffiliated Fund	5,547,696	—	—
Affiliated Mutual Funds	11,775,831	—	—
Other Financial Instruments*
Futures Contracts	165,845	—	—
OTC Total Return Swap Agreements	—	(36,468)	—

Total	$22,055,412	$5,347,911	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

Affiliated Mutual Funds (1.0% represents investments
purchased with collateral from securities on loan)	43.4%
Unaffiliated Fund	20.5
Banks	5.0
Oil, Gas & Consumable Fuels	4.0
Pharmaceuticals	3.5
Insurance	1.9
Media	1.7
Technology Hardware, Storage & Peripherals	1.6
Diversified Telecommunication Services	1.2
Specialty Retail	1.2
Software	1.2
Internet Software & Services	1.1
Wireless Telecommunication Services	1.0
Biotechnology	1.0
Multi-Utilities	0.9
Industrial Conglomerates	0.9
Metals & Mining	0.8
Health Care Providers & Services	0.8
Capital Markets	0.8
Communications Equipment	0.7
Consumer Finance	0.6
Aerospace & Defense	0.6
Food & Staples Retailing	0.6

Household Durables	0.6%
Automobiles	0.5
Personal Products	0.5
Machinery	0.4
Health Care Equipment & Supplies	0.4
Air Freight & Logistics	0.4
Beverages	0.3
Chemicals	0.3
Energy Equipment & Services	0.3
Leisure Products	0.3
Diversified Financial Services	0.2
Real Estate Management & Development	0.2
Electrical Equipment	0.2
Construction Materials	0.2
Building Products	0.2
IT Services	0.2
Life Sciences Tools & Services	0.2
Unaffiliated Exchange Traded Fund	0.1
Multiline Retail	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

A607

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Australia — 5.8%
Charter Hall Office, REIT (Escrow Shares)*^	230,500	$—
Dexus, REIT	462,193	3,328,129
Goodman Group, REIT	986,716	6,415,739
GPT Group (The)	648,391	2,376,359
Scentre Group, REIT	907,759	2,678,704
Stockland, REIT	1,543,135	4,788,196
Vicinity Centres, REIT	1,506,502	2,800,134

		22,387,261

Canada — 2.3%
Boardwalk Real Estate Investment Trust, REIT(a)	30,148	1,035,939
Canadian Apartment Properties REIT, REIT	83,836	2,417,439
Chartwell Retirement Residences, REIT, UTS	175,682	2,134,066
First Capital Realty, Inc.	196,048	3,096,655

		8,684,099

France — 3.7%
Carmila SA	49,787	1,469,816
Fonciere Des Regions, REIT	11,876	1,310,143
Klepierre SA, REIT	78,645	3,169,963
Unibail-Rodamco SE, REIT(a)	36,364	8,306,404

		14,256,326

Germany — 5.2%
ADO Properties SA, 144A	48,622	2,734,742
alstria office REIT-AG, REIT	129,545	2,028,749
LEG Immobilien AG	28,356	3,188,517
TLG Immobilien AG	84,106	2,308,634
VIB Vermoegen AG	67,065	1,808,309
Vonovia SE	161,499	8,008,714

		20,077,665

Hong Kong — 8.4%
CK Asset Holdings Ltd.	217,053	1,831,725
Henderson Land Development Co. Ltd.	733,138	4,807,241
Hongkong Land Holdings Ltd.	102,056	705,106
Link REIT, REIT	856,806	7,344,304
New World Development Co. Ltd.	945,967	1,348,244
Sun Hung Kai Properties Ltd.	691,560	10,977,112
Swire Properties Ltd.	670,088	2,356,821
Wharf Real Estate Investment Co. Ltd.*	470,613	3,076,109

		32,446,662

Ireland — 1.6%
Green REIT PLC, REIT	1,218,532	2,271,734
Hibernia REIT PLC, REIT(a)	1,461,538	2,597,459
Irish Residential Properties REIT PLC, REIT	875,257	1,498,717

		6,367,910

Japan — 11.2%
Activia Properties, Inc., REIT	581	2,601,001
Daiwa House Industry Co. Ltd.	67,382	2,595,779
GLP J-Reit.	1,970	2,180,214
Hulic Co. Ltd.	267,297	2,912,917
Invincible Investment Corp., REIT	7,509	3,473,821
Japan Hotel REIT Investment Corp., REIT	1,572	1,117,617

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Japan Real Estate Investment Corp., REIT(a)	444	$2,308,000
Kenedix Retail REIT Corp., REIT	1,454	3,176,805
LaSalle Logiport REIT, REIT	2,405	2,566,834
Mitsubishi Estate Co. Ltd.	165,390	2,770,521
Mitsui Fudosan Co. Ltd.	297,743	7,187,890
Nippon Building Fund, Inc., REIT	336	1,863,735
Sumitomo Realty & Development Co. Ltd.	227,289	8,493,021

		43,248,155

Netherlands — 0.3%
Eurocommercial Properties NV, REIT	28,768	1,187,916

Singapore — 2.4%
Cache Logistics Trust, REIT	1,771,072	1,128,895
CapitaLand Ltd.	447,094	1,224,363
Keppel REIT, REIT	3,238,406	2,996,983
Suntec Real Estate Investment Trust, REIT	2,703,935	3,920,344

		9,270,585

Sweden — 2.0%
Atrium Ljungberg AB (Class B Stock)	72,350	1,067,373
Cibus Nordic Real Estate AB*	93,383	1,118,386
Fabege AB	103,603	2,249,224
Hufvudstaden AB (Class A Stock)(a)	105,352	1,567,708
Kungsleden AB	233,230	1,561,224

		7,563,915

Switzerland — 0.4%
PSP Swiss Property AG	15,526	1,515,039

United Kingdom — 5.2%
Big Yellow Group PLC, REIT	166,850	1,998,842
British Land Co. PLC (The), REIT	227,469	2,050,479
Derwent London PLC, REIT	19,026	828,200
Empiric Student Property PLC, REIT	977,695	1,130,079
Hammerson PLC, REIT	272,894	2,057,137
Land Securities Group PLC	213,980	2,815,317
NewRiver REIT PLC, REIT(a)	316,556	1,278,589
Segro PLC, REIT	329,516	2,780,922
Shaftesbury PLC, REIT	131,117	1,804,637
Tritax Big Box REIT PLC, REIT	1,122,180	2,273,654
Warehouse REIT PLC	712,195	998,874

		20,016,730

United States — 50.4%
Alexandria Real Estate Equities, Inc.(a)	27,799	3,471,817
American Assets Trust, Inc., REIT	95,273	3,183,071
American Campus Communities, Inc., REIT	57,924	2,237,025
American Homes 4 Rent (Class A Stock)	196,381	3,943,330
Americold Realty Trust(a)	121,684	2,321,731
AvalonBay Communities, Inc.	60,463	9,943,745
Brandywine Realty Trust	196,507	3,120,531
Camden Property Trust, REIT	63,567	5,351,070
Columbia Property Trust, Inc., REIT	57,651	1,179,539
Community Healthcare Trust, Inc., REIT(a)	129,569	3,335,106
CoreSite Realty Corp.	20,826	2,088,015
Crown Castle International Corp.	13,443	1,473,487
CubeSmart, REIT	35,311	995,770
DiamondRock Hospitality Co., REIT	516,456	5,391,801
Digital Realty Trust, Inc., REIT(a)	47,284	4,982,788

A608

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Duke Realty Corp., REIT	270,683	$7,167,686
Education Realty Trust, Inc.(a)	111,104	3,638,655
Empire State Realty Trust, Inc. (Class A Stock), REIT	190,988	3,206,689
Equity LifeStyle Properties, Inc., REIT	83,607	7,338,186
Equity Residential, REIT	115,967	7,145,887
Extra Space Storage, Inc.	31,155	2,721,701
Federal Realty Investment Trust, REIT	32,044	3,720,629
First Industrial Realty Trust, Inc., REIT	131,069	3,831,147
Forest City Realty Trust, Inc. (Class A Stock), REIT	296,460	6,006,280
Four Corners Property Trust, Inc., REIT	233,395	5,389,091
Highwoods Properties, Inc.	59,269	2,597,168
Hudson Pacific Properties, Inc., REIT	201,480	6,554,144
Hyatt Hotels Corp. (Class A Stock)	20,760	1,583,158
Invitation Homes, Inc.	109,620	2,502,625
JBG SMITH Properties	113,395	3,822,545
Kilroy Realty Corp.	53,458	3,793,380
Macerich Co. (The), REIT	70,206	3,932,940
MedEquities Realty Trust, Inc., REIT	220,225	2,314,565
Medical Properties Trust, Inc., REIT(a)	317,026	4,121,337
MGM Growth Properties LLC (Class A Stock), REIT	125,741	3,337,166
Mid-America Apartment Communities, Inc.,
REIT	32,859	2,998,055
Park Hotels & Resorts, Inc., REIT	136,725	3,694,310
Piedmont Office Realty Trust, Inc. (Class A Stock)	80,410	1,414,412
Prologis, Inc., REIT	75,441	4,752,029
Public Storage, REIT	18,829	3,773,143
Realty Income Corp.(a)	24,820	1,283,939
Regency Centers Corp.	32,669	1,926,818
Rexford Industrial Realty, Inc., REIT	169,164	4,870,232
Sabra Health Care REIT, Inc.(a)	165,316	2,917,827
Simon Property Group, Inc., REIT	64,025	9,882,259
STAG Industrial, Inc., REIT	199,255	4,766,180
Sunstone Hotel Investors, Inc., REIT	285,459	4,344,686
Welltower, Inc., REIT	178,399	9,710,258

		194,077,953

TOTAL LONG-TERM INVESTMENTS (cost $367,890,711)		381,100,216

	Shares	Value
SHORT-TERM INVESTMENTS — 9.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) .	7,322,646	$7,322,646
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $30,200,019; includes $30,161,277 of cash collateral for securities on loan)(b)(w)	30,200,050	30,197,030

TOTAL SHORT-TERM INVESTMENTS (cost $37,522,665)		37,519,676

TOTAL INVESTMENTS — 108.7% (cost $405,413,376)		418,619,892
Liabilities in excess of other assets — (8.7)%		(33,391,478)

NET ASSETS — 100.0%		$385,228,414

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,294,669; cash collateral of $30,161,277 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A609

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$22,387,261	$—
Canada	8,684,099	—	—
France	—	14,256,326	—
Germany	—	20,077,665	—
Hong Kong	—	32,446,662	—
Ireland	—	6,367,910	—
Japan	—	43,248,155	—
Netherlands	—	1,187,916	—
Singapore	—	9,270,585	—
Sweden	1,118,386	6,445,529	—
Switzerland	—	1,515,039	—
United Kingdom	—	20,016,730	—
United States	194,077,953	—	—
Affiliated Mutual Funds	37,519,676	—	—

Total	$241,400,114	$177,219,778	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Retail REITs	14.7%
Residential REITs	13.3
Industrial REITs	12.0
Office REITs	11.5
Real Estate Operating Companies	10.6
Diversified Real Estate Activities	10.2
Affiliated Mutual Funds (7.8% represents investments purchased with collateral from securities on loan)	9.8

Diversified REITs	7.8%
Specialized REITs	6.1
Health Care REITs	5.8
Hotel & Resort REITs	5.5
Health Care Facilities	0.5
Real Estate Management & Development	0.5
Hotels, Resorts & Cruise Lines	0.4

108.7
Liabilities in excess of other assets	(8.7)

100.0%

A610

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.5%
UNAFFILIATED EXCHANGE TRADED FUNDS — 49.3%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF**	102,115	$5,453,962
iShares Core MSCI EAFE ETF(a)	91,232	6,010,364
iShares Core MSCI Emerging Markets ETF	83,522	4,877,685
iShares Global Infrastructure ETF	7,458	319,575
iShares MSCI Brazil Capped ETF(a)	2,259	101,384
SPDR S&P Bank ETF	3,044	145,777

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS
(cost $14,117,834)		16,908,747

UNAFFILIATED FUNDS** — 41.2%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	107,161	1,024,457
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	133,080	1,366,736
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	201,078	2,551,676
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	140,901	1,544,276
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	47,436	458,232
Goldman Sachs High Yield Fund (Institutional Shares)	379,198	2,407,911
Goldman Sachs International Real Estate Securities Fund (Institutional Shares)	70,162	442,018
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	73,593	505,586
Goldman Sachs Long Short Credit Strategies Fund (Institutional Shares)	155,474	1,428,807
Goldman Sachs Managed Futures Strategy Fund (Institutional Shares)	127,031	1,342,721
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	25,900	383,834
Goldman Sachs Strategic Income Fund (Institutional Shares)	72,940	696,574

TOTAL UNAFFILIATED FUNDS
(cost $14,067,847)		14,152,828

TOTAL LONG-TERM INVESTMENTS
(cost $28,185,681)		31,061,575

	Shares	Value
SHORT-TERM INVESTMENTS — 23.3%
AFFILIATED MUTUAL FUNDS — 22.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,817,882	$2,817,882

Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $5,034,946; includes $5,030,748 of cash collateral for securities on loan)(b)(w)	5,035,937	5,035,433

TOTAL AFFILIATED MUTUAL FUNDS
(cost $7,852,828)		7,853,315

OPTIONS PURCHASED~* — 0.4%
(cost $290,844)		126,500
TOTAL SHORT-TERM INVESTMENTS
(cost $8,143,672)		7,979,815

TOTAL INVESTMENTS — 113.8%
(cost $36,329,353)		39,041,390

Liabilities in excess of other assets(z) — (13.8)%		(4,733,233)

NET ASSETS — 100.0%		$34,308,157

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,986,744; cash collateral of $5,030,748 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

A611

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	06/18/18	$96.75	8	20	$18,999
90 Day Euro Dollar Futures	Call	06/18/18	$97.63	14	35	3,938
90 Day Euro Dollar Futures	Call	06/18/18	$98.25	2	5	13
90 Day Euro Dollar Futures	Call	09/17/18	$97.00	5	13	7,813
90 Day Euro Dollar Futures	Call	09/17/18	$97.38	9	23	5,963
90 Day Euro Dollar Futures	Call	09/17/18	$98.13	4	10	99
90 Day Euro Dollar Futures	Call	12/17/18	$97.25	4	10	2,925
90 Day Euro Dollar Futures	Call	12/17/18	$98.00	5	13	249
90 Day Euro Dollar Futures	Call	12/17/18	$99.00	159	398	994
90 Day Euro Dollar Futures	Call	03/18/19	$97.13	14	35	12,075
90 Day Euro Dollar Futures	Call	03/18/19	$97.88	5	13	563
90 Day Euro Dollar Futures	Call	03/18/19	$99.00	113	283	706
90 Day Euro Dollar Futures	Call	06/17/19	$96.88	16	40	21,899
90 Day Euro Dollar Futures	Call	06/17/19	$97.75	4	10	825
90 Day Euro Dollar Futures	Call	06/17/19	$99.00	57	143	1,069
90 Day Euro Dollar Futures	Call	09/16/19	$96.75	15	38	24,938
90 Day Euro Dollar Futures	Call	09/16/19	$97.75	6	15	975
90 Day Euro Dollar Futures	Call	12/16/19	$96.50	7	18	13,344
90 Day Euro Dollar Futures	Call	03/16/20	$96.00	3	8	9,113

						$126,500

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
151	90 Day Euro Dollar	Jun. 2018	$36,881,750	$(111,050)
26	Euro STOXX 50 Index Dividend	Dec. 2019	399,257	10,114
10	Euro STOXX 600 Index	Jun. 2018	104,465	(4,516)
3	Hang Seng China Enterprises Index	Apr. 2018	230,233	306
10	Russell 2000 Mini Index	Jun. 2018	765,600	(27,930)
29	S&P 500 E-Mini Index	Jun. 2018	3,832,350	(132,471)
2	TOPIX Index	Jun. 2018	320,756	4,532

				(261,015)

Short Positions:
151	90 Day Euro Dollar	Mar. 2020	36,694,888	132,925
10	30 Year Euro Buxl	Jun. 2018	2,034,920	(54,878)
2	ASX SPI 200 Index	Jun. 2018	220,277	8,295
7	Euro STOXX 600 Index	Jun. 2018	156,932	1,717

				88,059

				$(172,956)

Cash and foreign currency of $254,298 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at March 31, 2018.

A612

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/03/18	Morgan Stanley	BRL	500	$152,851	$151,387	$—	$(1,464)
Expiring 05/03/18	Morgan Stanley	BRL	500	151,083	151,018	—	(65)
Canadian Dollar,
Expiring 06/20/18	Morgan Stanley	CAD	200	155,103	155,485	382	—
Chinese Renminbi,
Expiring 06/20/18	Morgan Stanley	CNH	980	153,887	155,641	1,754	—
Euro,
Expiring 06/20/18	Morgan Stanley	EUR	10	12,476	12,382	—	(94)
Hungarian Forint,
Expiring 06/20/18	Morgan Stanley	HUF	40,000	160,327	158,454	—	(1,873)
Indian Rupee,
Expiring 06/20/18	Morgan Stanley	INR	10,000	151,999	151,798	—	(201)
Indonesian Rupiah,
Expiring 06/20/18	Morgan Stanley	IDR	4,230,000	304,404	305,179	775	—
Norwegian Krone,
Expiring 06/20/18	Morgan Stanley	NOK	2,000	255,873	255,830	—	(43)
Russian Ruble,
Expiring 06/20/18	Morgan Stanley	RUB	17,500	305,246	302,642	—	(2,604)
Expiring 06/20/18	Morgan Stanley	RUB	250	4,310	4,323	13	—
South African Rand,
Expiring 06/20/18	Morgan Stanley	ZAR	1,820	154,560	151,995	—	(2,565)
Turkish Lira,
Expiring 06/20/18	Morgan Stanley	TRY	590	150,347	145,881	—	(4,466)
Expiring 06/20/18	Morgan Stanley	TRY	20	4,897	4,945	48	—

				$2,117,363	$2,106,960	2,972	(13,375)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/20/18	Morgan Stanley	AUD	550	$429,110	$422,525	$6,585	$—
Brazilian Real,
Expiring 04/03/18	Morgan Stanley	BRL	500	151,515	151,387	128	—
British Pound,
Expiring 06/20/18	Morgan Stanley	GBP	815	1,136,593	1,147,528	—	(10,935)
Chinese Renminbi,
Expiring 06/20/18	Morgan Stanley	CNH	10	1,587	1,589	—	(2)
Danish Krone,
Expiring 06/20/18	Morgan Stanley	DKK	720	120,807	119,601	1,206	—
Euro,
Expiring 06/20/18	Morgan Stanley	EUR	1,750	2,185,419	2,166,906	18,513	—
Expiring 06/20/18	Morgan Stanley	EUR	170	212,527	210,500	2,027	—
Hong Kong Dollar,
Expiring 06/20/18	Morgan Stanley	HKD	1,700	217,627	217,209	418	—
Hungarian Forint,
Expiring 06/20/18	Morgan Stanley	HUF	2,000	7,971	7,922	49	—
Indonesian Rupiah,
Expiring 06/20/18	Morgan Stanley	IDR	2,160,000	155,440	155,836	—	(396)
Israeli Shekel,
Expiring 06/20/18	Morgan Stanley	ILS	40	11,634	11,462	172	—

A613

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 06/20/18	Morgan Stanley	JPY	178,000	$1,687,924	$1,682,276	$5,648	$—
Expiring 06/20/18	Morgan Stanley	JPY	32,000	303,644	302,432	1,212	—
New Taiwanese Dollar,
Expiring 06/20/18	Morgan Stanley	TWD	10,500	362,920	362,292	628	—
New Zealand Dollar,
Expiring 06/20/18	Morgan Stanley	NZD	20	14,528	14,450	78	—
Norwegian Krone,
Expiring 06/20/18	Morgan Stanley	NOK	350	44,923	44,771	152	—
Expiring 06/20/18	Morgan Stanley	NOK	50	6,496	6,396	100	—
Philippine Peso,
Expiring 06/20/18	Morgan Stanley	PHP	8,000	152,614	152,681	—	(67)
Singapore Dollar,
Expiring 06/20/18	Morgan Stanley	SGD	110	83,760	84,061	—	(301)
South Korean Won,
Expiring 06/20/18	Morgan Stanley	KRW	170,000	159,318	159,962	—	(644)
Swedish Krona,
Expiring 06/20/18	Morgan Stanley	SEK	1,425	173,905	171,751	2,154	—
Swiss Franc,
Expiring 06/20/18	Morgan Stanley	CHF	490	524,099	516,270	7,829	—
Expiring 06/20/18	Morgan Stanley	CHF	430	459,666	453,054	6,612	—
Expiring 06/20/18	Morgan Stanley	CHF	10	10,631	10,536	95	—

				$8,614,658	$8,573,397	53,606	(12,345)

						$56,578	$(25,720)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,853,315	$—	$—
Unaffiliated Exchange Traded Funds	16,908,747	—	—
Unaffiliated Funds	14,152,828	—	—
Options Purchased	126,500	—	—
Other Financial Instruments*
Futures Contracts	(172,956)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	30,858	—

Total	$38,868,434	$30,858	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A614

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 87.6%
ASSET-BACKED SECURITIES — 21.9%
Collateralized Loan Obligations — 12.0%
Acis CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 0.870%, 144A
2.604%(c)	04/18/24	2,039	$2,039,351
Series 2013-1A, Class B, 3 Month LIBOR + 1.950%, 144A
3.684%(c)	04/18/24	888	888,820
Series 2013-1A, Class C, 3 Month LIBOR + 2.950%, 144A
4.684%(c)	04/18/24	561	562,047
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class AR, 3 Month LIBOR + 1.100%, 144A
2.845%(c)	07/20/26	4,050	4,051,460
Apex Credit CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.270%, 144A
3.472%(c)	09/20/29	8,150	8,238,898
Apidos CLO (Cayman Islands),
Series 2012-10A, Class A, 3 Month LIBOR + 1.420%, 144A
3.187%(c)	10/30/22	552	552,491
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
2.982%(c)	07/16/29	4,000	4,019,126
Atrium (Cayman Islands),
Series 10A, Class AR, 3 Month LIBOR + 0.950%, 144A
2.672%(c)	07/16/25	3,642	3,642,313
Birchwood Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A
2.900%(c)	07/15/26	2,350	2,350,381
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 3 Month LIBOR + 0.850%, 144A
2.363%(c)	01/27/28	3,750	3,750,123
Chicago Fundamental Investment Partners CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.220%, 144A
2.616%(c)	01/18/30	8,000	8,044,538
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
2.972%(c)	07/15/26	4,000	3,998,975
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 1.150%, 144A
2.872%(c)	04/15/25	1,690	1,690,065
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.130%, 144A
2.864%(c)	04/18/26	3,750	3,756,367
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 3 Month LIBOR + 0.750%, 144A
2.650%(c)	04/15/29	5,550	5,537,784
Mariner CLO LLC (Cayman Islands),
Series 2017-4A, Class A, 3 Month LIBOR + 1.210%, 144A
2.581%(c)	10/26/29	8,050	8,103,339

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-3A, Class A, 3 Month LIBOR + 1.460%, 144A
3.205%(c)	07/21/26	700	$699,944
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A
2.962%(c)	10/15/26	3,200	3,203,139
Oaktree CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A
2.965%(c)	10/20/26	2,300	2,303,730
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A
3.304%(c)	11/22/25	2,450	2,457,895
Octagon Investment Partners 24 Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A
2.792%(c)	05/21/27	8,150	8,153,742
OHA Credit Partners Ltd. (Cayman Islands),
Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A
2.865%(c)	04/20/25	5,360	5,368,600
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
3.395%(c)	07/20/28	7,650	7,681,726
Series 2016-1A, Class B1, 3 Month LIBOR + 2.400%, 144A
4.145%(c)	07/20/28	1,550	1,560,708
Staniford Street CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.305%(c)	06/15/25	2,750	2,755,267

			95,410,829

Home Equity Loans — 0.5%
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1, 1 Month LIBOR + 0.290%
2.162%(c)	08/25/36	2,400	2,342,094
Soundview Home Loan Trust,
Series 2007-NS1, Class A3, 1 Month LIBOR + 0.200%
2.072%(c)	01/25/37	1,499	1,466,899

			3,808,993

Other — 0.1%
Invitation Homes Trust,
Series 2015-SFR2, Class D, 1 Month LIBOR + 2.300%, 144A
4.108%(c)	06/17/32	800	801,207

Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.470%
2.342%(c)	01/25/36	2,200	2,173,983
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-WF3, Class M1, 1 Month LIBOR + 0.250%
2.122%(c)	09/25/36	4,600	4,499,686

			6,673,669

A615

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans — 8.5%
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
2.572%(c)	07/25/56	1,010	$1,010,205
Bank of America Student Loan Trust,
Series 2010-1A, Class A, 3 Month LIBOR + 0.800%, 144A
2.545%(c)	02/25/43	678	681,089
ECMC Group Student Loan Trust,
Series 2017-1A, Class A, 1 Month LIBOR + 1.200%, 144A
3.072%(c)	12/27/66	5,602	5,679,074
Series 2018-1A, Class A, 1 Month LIBOR + 0.750%, 144A
2.533%(c)	02/27/68	7,900	7,898,574
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 1 Month LIBOR + 0.800%, 144A
2.672%(c)	04/26/32	5,850	5,864,634
Higher Education Funding I,
Series 2014-1, Class A, 3 Month LIBOR + 1.050%, 144A
2.994%(c)	05/25/34	2,909	2,937,202
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
2.872%(c)	07/20/43	2,150	2,182,183
Navient Student Loan Trust,
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
2.922%(c)	12/27/66	6,194	6,277,602
Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A
2.672%(c)	07/26/66	7,508	7,555,126
Nelnet Student Loan Trust,
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
2.370%(c)	08/23/36	3,700	3,630,964
Series 2006-2, Class A7, 3 Month LIBOR + 0.580%, 144A
2.325%(c)	01/25/37	4,150	4,089,440
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3, 3 Month LIBOR + 0.850%
2.595%(c)	10/25/37	2,500	2,530,025
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1, 3 Month LIBOR + 0.900%
2.645%(c)	07/25/41	1,396	1,392,181
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.022%(c)	09/25/65	3,282	3,335,526
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
2.510%(c)	10/28/41	997	997,072
SLM Student Loan Trust,
Series 2003-1, Class A5A, 3 Month LIBOR + 0.110%, 144A
2.235%(c)	12/15/32	2,446	2,374,287
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
2.375%(c)	01/25/40	1,850	1,851,388
Series 2007-2, Class A4, 3 Month LIBOR + 0.060%
1.805%(c)	07/25/22	3,150	3,064,661
Series 2008-2, Class A3, 3 Month LIBOR + 0.750%
2.495%(c)	04/25/23	179	178,498
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
3.395%(c)	07/25/22	1,021	1,044,565
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
3.445%(c)	07/25/23	3,502	3,593,812

			68,168,108

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
TOTAL ASSET-BACKED SECURITIES (cost $171,471,136)				$174,862,806

CORPORATE BONDS — 15.9%
Belgium — 0.6%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23		600	600,441
3.650%	02/01/26		3,000	2,982,146
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.600%	04/15/48		750	775,813
KBC Group NV,
Jr. Sub. Notes
5.625%	03/29/49	EUR	500	636,980

				4,995,380

Brazil — 0.0%
Petrobras Global Finance BV,
Gtd. Notes
8.750%	05/23/26		60	70,521

China — 0.2%
China Evergrande Group,
Sr. Sec’d. Notes
8.750%	06/28/25		640	638,272
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27		200	188,028
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.000%	11/19/25		200	201,897
5.500%	01/16/25		400	417,810
Kaisa Group Holdings Ltd.,
Sr. Sec’d. Notes
8.500%	06/30/22		200	186,877
9.375%	06/30/24		200	186,122

				1,819,006

France — 1.6%
AXA SA,
Jr. Sub. Notes
6.463%	12/14/49		2,000	1,975,000
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		1,400	1,354,203
Sub. Notes, MTN, 144A
4.375%	09/28/25		250	250,650
4.375%	05/12/26		750	747,681
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	01/10/22		1,000	991,892
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
1.125%	06/15/22	GBP	2,600	3,596,299
Gov’t. Liquid Gtd. Notes, MTN, 144A
1.875%	03/28/19		3,700	3,677,578

				12,593,303

A616

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Germany — 2.0%
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.700%	07/13/20		3,300	$3,230,074
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19		150	149,467
3.125%	01/13/21		100	98,387
innogy Finance BV,
Gtd. Notes, EMTN
6.250%	06/03/30	GBP	900	1,671,766
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
3.500%	07/04/21	EUR	7,800	10,763,733

				15,913,427

India — 0.1%
Reliance Industries Ltd.,
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27		490	462,571

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21		604	600,198

Luxembourg — 0.1%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		800	792,000

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	610	854,155
Trust F/1401,
Sr. Unsec’d. Notes
5.250%	12/15/24		400	408,999

				1,263,154

Netherlands — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22		2,050	2,019,413
3.750%	05/15/19		2,050	2,062,832
4.625%	07/01/22		1,900	1,947,771
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23		1,100	1,188,972
Sub. Notes, EMTN
4.125%	11/21/23		350	351,797
NN Group NV,
Sub. Notes
4.625%	04/08/44	EUR	300	412,331

				7,983,116

Russia — 0.0%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, MTN
7.288%	08/16/37		180	212,197

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
7.000%	12/29/49	EUR	200	$258,099
Banco Santander SA,
Jr. Sub. Notes
6.250%	03/12/49	EUR	900	1,152,810

				1,410,909

Switzerland — 0.7%
Cloverie PLC for Zurich Insurance Co. Ltd.,
Sub. Notes, EMTN
5.625%	06/24/46		1,100	1,138,548
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
3.869%	01/12/29		1,950	1,890,160
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		750	754,890
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
4.125%	09/24/25		1,500	1,508,329

				5,291,927

United Kingdom — 1.2%
Aviva PLC,
Jr. Sub. Notes
5.902%	07/27/20	GBP	200	293,226
6.125%	09/29/22	GBP	300	462,451
Sub. Notes
6.125%	11/14/36	GBP	300	484,844
Sub. Notes, EMTN
5.125%	06/04/50	GBP	100	148,738
6.125%	07/05/43	EUR	300	446,742
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21		750	880,348
Sub. Notes, EMTN
10.000%	05/21/21	GBP	650	1,109,290
Barclays PLC,
Sr. Unsec’d. Notes
3.684%	01/10/23		500	495,658
BAT Capital Corp.,
Gtd. Notes, 144A
3.557%	08/15/27		1,050	1,005,728
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		250	250,862
BP Capital Markets PLC,
Gtd. Notes
3.017%	01/16/27		150	143,009
3.814%	02/10/24		200	204,043
HSBC Bank PLC,
Sr. Unsec’d. Notes, MTN, 144A
17.738%(s)	06/07/18	EGP	11,000	605,280
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		400	406,923
5.850%	08/15/45		700	818,887

A617

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.498%	05/15/23			1,300	$1,277,460
3.875%	09/12/23			250	246,890

					9,280,379

United States — 7.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.450%	05/14/46			750	745,854
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20			250	248,711
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	08/22/37			2,700	2,690,440
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24			50	48,542
6.450%	09/15/36			750	899,225
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21	(a)		1,800	1,782,362
3.000%	06/30/22			250	245,510
3.200%	03/01/22			1,300	1,293,094
3.900%	08/14/27			150	151,033
4.750%	05/15/46			150	145,687
5.350%	09/01/40			350	367,370
5.450%	03/01/47			950	1,008,333
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26			1,900	1,866,784
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25			2,050	2,065,617
Sub. Notes
6.110%	01/29/37			275	330,871
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22			1,550	1,503,904
3.363%	06/06/24			1,600	1,539,998
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22			450	441,561
3.625%	01/15/24			450	442,678
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20			400	401,126
4.908%	07/23/25	(a)		1,100	1,124,097
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN, 144A
18.602%(s)	05/10/18		EGP	25,850	1,441,571
Gtd. Notes, MTN, 144A
16.909%(s)	11/01/18		EGP	13,000	664,761
18.098%(s)	05/03/18		EGP	59,660	3,338,283
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26			1,400	1,330,847

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Comcast Corp.,
Gtd. Notes
6.400%	03/01/40			650	$840,524
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28			1,900	1,908,095
4.780%	03/25/38			1,050	1,064,207
5.050%	03/25/48			1,150	1,209,555
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22			150	148,190
4.750%	05/15/42			600	613,328
5.000%	06/15/45			300	318,849
5.600%	07/15/41			50	56,289
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21			700	691,853
3.750%	02/15/25			300	301,344
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26			1,000	965,622
3.950%	06/15/25			1,000	1,002,956
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.150%	03/01/47	(a)		800	783,342
HCP, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23			700	716,591
5.375%	02/01/21			94	98,832
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26			1,800	1,740,636
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, EMTN, 144A
20.338%(s)	07/26/18		EGP	17,400	929,265
Unsec’d. Notes, EMTN, 144A
15.899%(s)	02/07/19		EGP	19,100	947,297
18.667%(s)	05/17/18		EGP	11,625	641,708
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24			250	251,330
4.300%	05/01/24			50	50,348
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25			1,050	1,057,269
Gtd. Notes, 144A
5.000%	02/15/21			200	207,660
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20			200	198,615
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24			110	110,173
4.368%	09/15/23			500	520,354
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27			1,200	1,174,575
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21		EUR	150	195,884

A618

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.700%	10/23/24		1,750	$1,741,458
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		900	851,700
4.300%	01/27/45		200	202,217
5.625%	09/23/19		400	415,221
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		650	641,763
4.700%	04/15/48		550	535,754
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/27		650	634,034
3.800%	11/15/37		800	791,082
4.000%	11/15/47	(a)	800	788,567
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26	(a)	1,550	1,537,434
4.700%	06/15/44		650	580,327
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		1,200	1,291,011
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28		650	623,520
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		2,350	2,444,000
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		250	250,545
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.125%	03/16/22		1,250	1,238,943
3.450%	03/15/21		200	202,013
5.012%	04/15/49		750	772,074
5.150%	09/15/23		1,400	1,510,445

				61,915,058

Venezuela — 0.2%
Petroleos de Venezuela SA,
Gtd. Notes(d)
5.375%	04/12/27		1,800	493,020
6.000%	10/28/22		6,730	1,480,600

				1,973,620

TOTAL CORPORATE BONDS (cost $127,167,602)				126,576,766

MUNICIPAL BONDS — 0.5%
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited, (d)
6.000%	07/01/39		1,120	501,200
6.000%	07/01/39		100	44,750
8.000%	07/01/35		1,295	550,375
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds, (d)
5.250%	08/01/40		160	93,600
5.375%	08/01/39		685	160,975

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Puerto Rico (cont’d.)
6.500%	08/01/44	2,605	$612,175
6.750%	08/01/32	645	151,575
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico),
Revenue Bonds, (d)
4.750%	08/01/39	130	76,050
4.850%	08/01/36	30	16,500
5.000%	08/01/21	35	20,475
5.000%	08/01/40	460	269,100
5.000%	08/01/46	70	40,950
5.250%	08/01/57	190	114,950
5.750%	08/01/57	45	27,000
6.000%	08/01/31	300	180,000
6.000%	08/01/32	65	39,000
6.000%	08/01/38	190	114,000
6.050%	08/01/36	395	237,000
6.050%	08/01/37	75	45,000
6.050%	08/01/39	30	18,000
6.130%	08/01/28	25	15,000
6.130%	08/01/29	15	9,000
6.130%	08/01/30	85	51,000
6.130%	08/01/37	80	48,000
6.130%	08/01/38	145	87,000

TOTAL MUNICIPAL BONDS (cost $4,633,651)			3,522,675

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.0%
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A2A
3.705%(cc)	04/25/37	1,302	1,179,974
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A, 1 Month LIBOR + 0.200%
2.008%(c)	10/19/36	2,628	2,368,347
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.122%(c)	01/25/29	470	531,959
Fannie Mae REMICS,
Series 2013-121, Class SA, IO, 1 Month LIBOR + 6.100%
4.229%(c)	12/25/43	5,168	697,524
Series 2014-73, Class SA, IO, 1 Month LIBOR + 6.150%
4.279%(c)	11/25/44	13,138	2,085,189
Series 2015-28, Class PS, IO, 1 Month LIBOR + 5.600%
3.729%(c)	08/25/44	2,227	301,673
Series 2016-69, Class BS, IO, 1 Month LIBOR + 6.100%
4.229%(c)	10/25/46	8,352	1,086,695
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR + 5.950%
4.173%(c)	10/15/41	8,274	1,093,543
Series 4059, Class SP, IO, 1 Month LIBOR + 6.550%
4.773%(c)	06/15/42	1,824	312,166
Series 4248, Class S, IO, 1 Month LIBOR + 6.000%
4.223%(c)	09/15/43	761	116,557
Series 4286, Class SN, IO, 1 Month LIBOR + 6.000%
4.223%(c)	12/15/43	15,593	2,456,878
Series 4320, Class SD, IO, 1 Month LIBOR + 6.100%
4.323%(c)	07/15/39	1,418	193,450

A619

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.022%(c)	01/25/25		304	$327,594
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
6.672%(c)	05/25/28		1,770	2,068,796
Series 2016-DNA3, Class M3, 1 Month LIBOR + 5.000%
6.872%(c)	12/25/28		650	757,239
Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%
5.672%(c)	03/25/29		400	446,927
Government National Mortgage Assoc.,
Series 2013-113, Class SD, IO, 1 Month LIBOR + 6.700%
4.914%(c)	08/16/43		183	27,643
Series 2013-124, Class CS, IO, 1 Month LIBOR + 6.050%
4.228%(c)	08/20/43		2,906	444,449
Series 2014-117, Class SJ, IO, 1 Month LIBOR + 5.600%
3.778%(c)	08/20/44		8,412	1,140,725
Series 2014-158, Class SA, IO, 1 Month LIBOR + 5.600%
3.814%(c)	10/16/44		4,063	515,936
Series 2015-126, Class IM, IO
4.000%	09/20/45		1,266	213,550
Series 2015-126, Class IQ, IO
4.000%	09/20/45		1,266	213,550
Series 2016-109, Class IH, IO
4.000%	10/20/45		2,058	345,732
GreenPoint MTA Trust,
Series 2005-AR1, Class A2, 1 Month LIBOR + 0.440%
2.312%(c)	06/25/45		1,689	1,610,150
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.032%(c)	03/25/37		390	353,749
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR8, Class A3A, 1 Month LIBOR + 0.230%
2.102%(c)	07/25/46		2,239	2,105,225
Precise Mortgage Funding PLC (United Kingdom),
Series 2017-1B, Class A, 3 Month GBP LIBOR + 0.750%
1.352%(c)	03/12/54	GBP	2,859	4,019,500
Station Place Securitization Trust,
Series 2015-2, Class A, 1 Month LIBOR + 1.050%, 144A^
2.815%(c)	05/15/18		1,350	1,350,000
Structured Asset Mortgage Investments Trust,
Series 2006-AR1, Class 2A1, 1 Month LIBOR + 0.230%
2.102%(c)	02/25/36		332	316,270
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2017-A11X, Class A1, 3 Month GBP LIBOR + 0.850%
1.403%(c)	05/20/45	GBP	5,773	8,128,377
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.277%(c)	09/25/46		1,068	1,063,358
Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.283%(c)	08/25/46		2,498	2,333,077

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $40,545,429)				40,205,802

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS — 34.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(cc)	12/31/38	EUR	60	$51,015
2.500%	12/31/38		120	79,680
3.375%	01/15/23	EUR	610	742,469
5.250%	01/15/28	EUR	530	635,836
5.875%	01/11/28		350	329,175
6.250%	11/09/47	EUR	110	125,293
6.875%	01/11/48		1,820	1,660,750
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		350	322,525
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.750%	11/21/20	AUD	1,415	1,078,039
3.250%	04/21/25	AUD	10,085	8,117,945
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/27	BRL	2,346	730,232
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	12/15/18	CAD	1,800	1,404,939
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD	2,070	1,791,477
3.500%	06/01/20	CAD	13,740	11,041,378
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	4,255	1,177,067
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
9.625%	06/02/27		390	417,573
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		550	529,485
8.875%	10/23/27		320	325,663
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
0.400%	05/31/26	EUR	3,320	4,022,804
2.350%	07/29/44	EUR	1,000	1,471,767
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	2,060	2,736,448
French Republic Government Bond OAT (France),
Bonds
2.750%	10/25/27	EUR	7,000	10,331,225
4.500%	04/25/41	EUR	1,400	2,807,301
Bonds, 144A
1.750%	05/25/66	EUR	1,870	2,324,763
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
5.875%	01/15/24		200	219,760
Sr. Unsec’d. Notes, MTN, 144A
4.750%	01/08/26		1,800	1,880,084
Inflation Linked Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.000%	06/10/26	KRW	12,580,620	11,102,093
Ireland Government Bond (Ireland),
Bonds
5.400%	03/13/25	EUR	1,620	2,668,273

A620

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Israel Government Bond (Israel),
Bonds
1.750%	08/31/25	ILS	2,680	$783,641
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.450%	11/15/24	EUR	6,840	8,585,353
1.500%	08/01/19	EUR	4,470	5,638,423
2.050%	08/01/27	EUR	8,020	10,174,252
5.000%	09/01/40	EUR	740	1,263,342
Bonds, 144A
2.800%	03/01/67	EUR	2,290	2,670,625
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/20	JPY	285,750	2,699,190
0.100%	12/20/20	JPY	3,094,800	29,259,901
0.100%	09/20/21	JPY	756,000	7,158,714
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	03/20/55	JPY	161,400	1,778,229
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	09/20/27	JPY	127,050	1,204,375
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	09/20/45	JPY	1,172,900	12,947,260
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	198,100	1,894,168
1.200%	03/20/35	JPY	2,073,350	22,130,997
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/10/25	JPY	975,100	9,694,256
0.100%	03/10/26	JPY	1,114,700	11,126,522
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,140	2,119,818
Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	1,500	1,872,255
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	6,226	335,419
6.500%	06/09/22	MXN	23,372	1,252,180
8.000%	11/07/47	MXN	66	3,765
10.000%	12/05/24	MXN	31,978	2,017,819
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	93	5,246
8.000%	12/07/23	MXN	2,489	141,867
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
4.650%	12/18/18	CAD	1,300	1,031,050
Unsec’d. Notes
2.850%	06/18/25	CAD	3,800	3,000,034
Province of Ontario (Canada),
Notes
2.600%	06/02/25	CAD	5,000	3,870,105
4.650%	06/02/41	CAD	2,700	2,658,568
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, EMTN, 144A
2.100%	09/20/2117	EUR	840	1,162,227

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	1,150	$75,031
7.000%	02/28/31	ZAR	9,700	727,456
8.250%	03/31/32	ZAR	22,250	1,844,641
8.750%	01/31/44	ZAR	1,110	92,172
8.875%	02/28/35	ZAR	14,090	1,206,880
Spain Government Bond (Spain),
Bonds
0.050%	01/31/21	EUR	2,990	3,707,922
Bonds, 144A
5.400%	01/31/23	EUR	3,470	5,351,326
Sr. Unsec’d. Notes, 144A
3.450%	07/30/66	EUR	1,100	1,710,153
5.900%	07/30/26	EUR	70	120,858
Swiss Confederation Government Bond (Switzerland),
Bonds
2.250%	07/06/20	CHF	900	1,008,546
4.000%	04/08/28	CHF	300	437,636
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,709,072
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.125%	02/17/28		5,170	4,881,876
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	01/22/21	GBP	12,130	17,312,769
3.500%	07/22/68	GBP	1,720	4,109,467
4.500%	09/07/34	GBP	5,570	11,027,844
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	12/09/20		170	48,790
9.250%	05/07/28		50	14,785

TOTAL SOVEREIGN BONDS (cost $258,603,709)				275,991,884

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.1%
Federal Home Loan Bank
2.625%	09/12/25		3,700	3,616,961
Federal Home Loan Mortgage Corp.
4.000%	06/01/40		17	17,961
4.000%	02/01/41		114	117,516
4.000%	02/01/41		65	67,026
4.000%	11/01/41		12	12,303
Federal National Mortgage Assoc.
3.500%	03/01/48		1,000	1,002,949
4.500%	TBA		3,000	3,141,269
4.500%	06/01/45		959	1,006,741
4.500%	01/01/48		3,756	3,940,276
5.000%	02/01/38		18	19,803
5.000%	02/01/38		15	16,301
Government National Mortgage Assoc.
4.000%	TBA		22,000	22,613,164
4.000%	TBA		10,000	10,263,086
4.000%	10/20/43		5,811	6,032,637
4.000%	05/20/45		68	70,213
4.000%	07/20/45		4,715	4,881,328

A621

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	08/20/45	2,526	$2,615,037
4.000%	09/20/45	434	449,577
4.000%	10/20/45	2,208	2,285,398
4.000%	02/20/46	635	656,962
4.000%	08/20/47	7,889	8,115,241
4.000%	12/20/47	1,979	2,036,947

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $73,437,932)			72,978,696

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds
2.750%	11/15/47	3,740	3,575,352
U.S. Treasury Strips Coupon
2.341%(s)	11/15/36	2,230	1,289,087

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,966,645)			4,864,439

TOTAL LONG-TERM INVESTMENTS (cost $680,826,104)			699,003,068

		Shares
SHORT-TERM INVESTMENTS —14.9%
AFFILIATED MUTUAL FUNDS — 5.4%

Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) .		38,069,783	38,069,784
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $5,021,509; includes $5,013,464 of cash collateral for securities on loan)(b)(w)		5,021,406	5,020,903

TOTAL AFFILIATED MUTUAL FUNDS (cost $43,091,292)			43,090,687

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATION — 6.3%
Japan Treasury Discount Bill (cost $48,745,946)
0.160%(s)	04/23/18	JPY 5,308,050	49,889,483

COMMERCIAL PAPER(n) — 3.2%
Dominion Energy, Inc., 144A
2.698%	06/22/18	1,279	1,271,490
Eastman Chemical Co., 144A
2.426%	04/27/18	582	580,938
Electricite de France
2.315%	04/27/18	3,513	3,506,587
HP, Inc.
2.556%	04/27/18	2,254	2,250,563
Marriott International, Inc.
2.518%	05/09/18	2,645	2,638,033
Omnicom Capital Inc., 144A
2.497%	05/11/18	1,168	1,164,765

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER(n) (Continued)
Potash Corp. of Saskatchewan, Inc.
2.837%	06/11/18	2,025	$2,014,864
2.582%	05/31/18	1,870	1,862,198
Potash Corp. of Saskatchewan, Inc., 144A
2.799%	06/18/18	645	641,418
Schlumberger Holdings Corp.
2.592%	05/29/18	872	868,639
Sempra Global, 144A
2.769%	06/25/18	2,130	2,116,978
Southern Co. (The)
2.769%	06/21/18	1,859	1,848,234
VW Credit Canada, Inc., 144A
2.717%	06/22/18	5,129	5,097,841

TOTAL COMMERCIAL PAPER (cost $25,860,121)			25,862,548

OPTION PURCHASED~* — 0.0% (cost $31,884)			195,500

TOTAL SHORT-TERM INVESTMENTS (cost $117,729,243)			119,038,218

TOTAL INVESTMENTS — 102.5% (cost $798,555,347)			818,041,286
Liabilities in excess of other assets(z) — (2.5)%			(19,690,504)

NET ASSETS — 100.0%			$798,350,782

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,350,000 and 0.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,923,795; cash collateral of $5,013,464 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio,

A622

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments at market value:

FORWARD COMMITMENT CONTRACT

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $994,688)	3.500%	TBA	04/12/18	1,000	$(1,002,090)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1 Year Euro Dollar Midcurve Futures	Put	06/15/18	$98.00	115	288	$195,500

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
17	2 Year U.S. Treasury Notes	Jun. 2018	$3,614,359	$1,705
141	5 Year Euro-Bobl	Jun. 2018	22,771,038	143,939
42	10 Year Canadian Government Bonds	Jun. 2018	4,344,580	61,963
93	10 Year Euro-Bund.	Jun. 2018	18,243,888	193,083
29	10 Year Japanese Bonds	Jun. 2018	41,113,200	49,058
38	10 Year U.K. Gilt	Jun. 2018	6,548,011	125,555
791	10 Year U.S. Treasury Notes	Jun. 2018	95,822,234	714,618
53	10 Year U.S. Ultra Treasury Notes	Jun. 2018	6,882,547	127,783
7	20 Year U.S. Treasury Bonds	Jun. 2018	1,026,375	20,781
14	30 Year Euro Buxl	Jun. 2018	2,848,888	69,249
95	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	15,244,531	434,166
278	Euro Schatz. DUA Index	Jun. 2018	38,302,777	61,572

				2,003,472

Short Positions:
663	90 Day Euro Dollar	Dec. 2019	161,133,863	(1,151)
1,546	5 Year U.S. Treasury Notes	Jun. 2018	176,956,610	(657,319)
20	Euro-BTP Italian Government Bond	Jun. 2018	3,415,486	(8,059)

				(666,529)

				$1,336,943

Cash and foreign currency of $905,899 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/04/18	Morgan Stanley	ARS	34,215	$1,781,586	$1,694,082	$—	$(87,504)
Expiring 04/04/18	Morgan Stanley	ARS	26,543	1,348,061	1,314,221	—	(33,840)
Expiring 04/04/18	Morgan Stanley	ARS	17,868	919,156	884,705	—	(34,451)
Expiring 04/04/18	Morgan Stanley	ARS	12,220	603,016	605,046	2,030	—

A623

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 04/09/18	Morgan Stanley	ARS	38,361	$1,887,378	$1,894,337	$6,959	$—
Expiring 04/09/18	Morgan Stanley	ARS	29,796	1,465,963	1,471,368	5,405	—
Expiring 04/09/18	Morgan Stanley	ARS	10,890	523,562	537,773	14,211	—
Expiring 04/12/18	Morgan Stanley	ARS	33,217	1,597,293	1,637,746	40,453	—
Expiring 04/12/18	Morgan Stanley	ARS	19,987	981,894	985,412	3,518	—
Expiring 04/16/18	Morgan Stanley	ARS	17,406	844,951	856,383	11,432	—
Expiring 04/16/18	Morgan Stanley	ARS	15,094	743,013	742,647	—	(366)
Expiring 04/20/18	Morgan Stanley	ARS	28,336	1,357,076	1,391,212	34,136	—
Expiring 05/02/18	Morgan Stanley	ARS	23,936	1,165,356	1,167,800	2,444	—
Expiring 05/02/18	Morgan Stanley	ARS	6,227	302,711	303,789	1,078	—
Expiring 05/07/18	Morgan Stanley	ARS	59,830	2,875,042	2,911,132	36,090	—
Expiring 05/11/18	Morgan Stanley	ARS	14,769	709,557	717,101	7,544	—
Expiring 05/14/18	Morgan Stanley	ARS	16,944	809,866	821,368	11,502	—
Expiring 05/17/18	Morgan Stanley	ARS	12,603	601,698	609,938	8,240	—
Expiring 05/24/18	Morgan Stanley	ARS	9,770	467,111	471,074	3,963	—
Expiring 05/31/18	Morgan Stanley	ARS	29,239	1,393,014	1,404,453	11,439	—
Expiring 07/03/18	Morgan Stanley	ARS	90,847	4,294,360	4,283,292	—	(11,068)
Australian Dollar,
Expiring 06/20/18	Morgan Stanley	AUD	7,433	5,806,254	5,710,124	—	(96,130)
Expiring 06/20/18	Morgan Stanley	AUD	2,337	1,845,717	1,795,627	—	(50,090)
Expiring 06/20/18	Morgan Stanley	AUD	1,232	946,472	946,382	—	(90)
Expiring 06/20/18	Morgan Stanley	AUD	1,192	924,797	915,350	—	(9,447)
Expiring 06/20/18	Morgan Stanley	AUD	1,191	917,359	915,228	—	(2,131)
Expiring 06/20/18	Morgan Stanley	AUD	1,191	920,993	915,112	—	(5,881)
Expiring 06/20/18	Morgan Stanley	AUD	1,191	921,386	914,818	—	(6,568)
Expiring 06/20/18	Morgan Stanley	AUD	1,181	926,607	907,392	—	(19,215)
Expiring 06/20/18	Morgan Stanley	AUD	1,173	925,833	901,246	—	(24,587)
Expiring 06/20/18	Morgan Stanley	AUD	1,169	913,729	897,955	—	(15,774)
Expiring 06/20/18	Morgan Stanley	AUD	1,169	912,422	897,685	—	(14,737)
Expiring 06/20/18	Morgan Stanley	AUD	1,168	923,620	897,443	—	(26,177)
Expiring 06/20/18	Morgan Stanley	AUD	952	730,896	731,621	725	—
Expiring 06/20/18	Morgan Stanley	AUD	838	659,815	643,609	—	(16,206)
Expiring 06/20/18	Morgan Stanley	AUD	569	436,451	436,961	510	—
Expiring 06/20/18	Morgan Stanley	AUD	522	401,861	400,869	—	(992)
Expiring 06/20/18	Morgan Stanley	AUD	345	266,225	264,651	—	(1,574)
Brazilian Real,
Expiring 04/03/18	Morgan Stanley	BRL	8,509	2,621,012	2,576,387	—	(44,625)
Expiring 04/03/18	Morgan Stanley	BRL	5,947	1,839,098	1,800,658	—	(38,440)
Expiring 04/03/18	Morgan Stanley	BRL	5,672	1,793,200	1,717,334	—	(75,866)
Expiring 04/03/18	Morgan Stanley	BRL	3,028	921,009	916,915	—	(4,094)
Expiring 04/03/18	Morgan Stanley	BRL	3,021	928,960	914,750	—	(14,210)
Expiring 04/03/18	Morgan Stanley	BRL	3,000	920,000	908,361	—	(11,639)
Expiring 04/03/18	Morgan Stanley	BRL	2,995	919,842	906,930	—	(12,912)
Expiring 04/03/18	Morgan Stanley	BRL	2,984	919,235	903,438	—	(15,797)
Expiring 04/03/18	Morgan Stanley	BRL	2,974	920,053	900,421	—	(19,632)
Expiring 04/03/18	Morgan Stanley	BRL	2,954	906,096	894,290	—	(11,806)
Expiring 04/03/18	Morgan Stanley	BRL	2,944	900,948	891,492	—	(9,456)
Expiring 05/03/18	Morgan Stanley	BRL	38,357	11,492,492	11,585,258	92,766	—
Expiring 05/03/18	Morgan Stanley	BRL	15,613	4,794,117	4,715,672	—	(78,445)
Expiring 05/03/18	Morgan Stanley	BRL	2,813	842,812	849,755	6,943	—
British Pound,
Expiring 06/20/18	Morgan Stanley	GBP	3,610	5,036,698	5,082,708	46,010	—

A624

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/20/18	Morgan Stanley	GBP	2,632	$3,690,806	$3,705,413	$14,607	$—
Expiring 06/20/18	Morgan Stanley	GBP	1,294	1,836,772	1,822,466	—	(14,306)
Expiring 06/20/18	Morgan Stanley	GBP	1,193	1,668,565	1,680,267	11,702	—
Expiring 06/20/18	Morgan Stanley	GBP	686	973,240	966,299	—	(6,941)
Expiring 06/20/18	Morgan Stanley	GBP	661	936,768	930,763	—	(6,005)
Expiring 06/20/18	Morgan Stanley	GBP	656	928,484	923,867	—	(4,617)
Expiring 06/20/18	Morgan Stanley	GBP	649	914,694	913,831	—	(863)
Expiring 06/20/18	Morgan Stanley	GBP	501	700,472	705,019	4,547	—
Expiring 06/20/18	Morgan Stanley	GBP	341	472,824	480,116	7,292	—
Expiring 06/20/18	Morgan Stanley	GBP	321	451,116	452,379	1,263	—
Canadian Dollar,
Expiring 06/20/18	Morgan Stanley	CAD	10,361	8,037,161	8,054,834	17,673	—
Expiring 06/20/18	Morgan Stanley	CAD	2,373	1,839,055	1,844,926	5,871	—
Expiring 06/20/18	Morgan Stanley	CAD	2,357	1,838,888	1,832,418	—	(6,470)
Expiring 06/20/18	Morgan Stanley	CAD	2,256	1,741,820	1,753,505	11,685	—
Expiring 06/20/18	Morgan Stanley	CAD	1,234	957,447	959,496	2,049	—
Expiring 06/20/18	Morgan Stanley	CAD	1,200	921,238	932,882	11,644	—
Expiring 06/20/18	Morgan Stanley	CAD	1,188	919,746	923,803	4,057	—
Expiring 06/20/18	Morgan Stanley	CAD	1,186	919,179	921,788	2,609	—
Expiring 06/20/18	Morgan Stanley	CAD	1,186	918,632	921,637	3,005	—
Expiring 06/20/18	Morgan Stanley	CAD	1,185	918,622	921,098	2,476	—
Expiring 06/20/18	Morgan Stanley	CAD	1,185	919,136	921,014	1,878	—
Expiring 06/20/18	Morgan Stanley	CAD	1,184	918,762	920,817	2,055	—
Expiring 06/20/18	Morgan Stanley	CAD	1,184	918,765	920,595	1,830	—
Expiring 06/20/18	Morgan Stanley	CAD	1,183	918,056	919,932	1,876	—
Expiring 06/20/18	Morgan Stanley	CAD	1,182	919,925	919,084	—	(841)
Expiring 06/20/18	Morgan Stanley	CAD	1,181	919,035	918,388	—	(647)
Expiring 06/20/18	Morgan Stanley	CAD	1,181	919,586	918,112	—	(1,474)
Expiring 06/20/18	Morgan Stanley	CAD	1,181	918,651	917,756	—	(895)
Expiring 06/20/18	Morgan Stanley	CAD	1,179	918,706	916,423	—	(2,283)
Expiring 06/20/18	Morgan Stanley	CAD	564	438,852	438,613	—	(239)
Expiring 06/20/18	Morgan Stanley	CAD	482	368,262	374,548	6,286	—
Chilean Peso,
Expiring 04/20/18	Morgan Stanley	CLP	1,229,149	2,039,912	2,035,599	—	(4,313)
Expiring 04/27/18	Morgan Stanley	CLP	941,160	1,548,207	1,558,720	10,513	—
Expiring 04/27/18	Morgan Stanley	CLP	558,866	919,187	925,576	6,389	—
Chinese Renminbi,
Expiring 04/02/18	Morgan Stanley	CNH	30,740	4,831,024	4,900,570	69,546	—
Expiring 04/16/18	Morgan Stanley	CNH	23,540	3,717,865	3,750,324	32,459	—
Expiring 04/16/18	Morgan Stanley	CNH	12,750	2,015,441	2,031,200	15,759	—
Expiring 04/16/18	Morgan Stanley	CNH	7,105	1,121,376	1,131,970	10,594	—
Expiring 06/20/18	Morgan Stanley	CNH	43,231	6,781,187	6,865,928	84,741	—
Expiring 06/20/18	Morgan Stanley	CNH	11,679	1,836,668	1,854,900	18,232	—
Expiring 06/20/18	Morgan Stanley	CNH	6,352	1,002,061	1,008,859	6,798	—
Expiring 06/20/18	Morgan Stanley	CNH	6,310	992,940	1,002,149	9,209	—
Expiring 06/20/18	Morgan Stanley	CNH	5,961	940,967	946,733	5,766	—
Expiring 06/20/18	Morgan Stanley	CNH	5,857	918,900	930,153	11,253	—
Expiring 06/20/18	Morgan Stanley	CNH	5,843	920,764	927,956	7,192	—
Colombian Peso,
Expiring 04/20/18	Morgan Stanley	COP	2,896,024	1,015,169	1,036,205	21,036	—
Expiring 04/20/18	Morgan Stanley	COP	1,563,897	551,639	559,566	7,927	—
Expiring 04/27/18	Morgan Stanley	COP	3,163,541	1,109,135	1,131,823	22,688	—

A625

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 04/27/18	Morgan Stanley	COP	1,029,062	$363,139	$368,169	$5,030	$—
Euro,
Expiring 06/20/18	Morgan Stanley	EUR	3,700	4,628,837	4,580,888	—	(47,949)
Expiring 06/20/18	Morgan Stanley	EUR	2,426	3,017,919	3,003,798	—	(14,121)
Expiring 06/20/18	Morgan Stanley	EUR	1,491	1,853,267	1,846,218	—	(7,049)
Expiring 06/20/18	Morgan Stanley	EUR	1,479	1,848,492	1,831,456	—	(17,036)
Expiring 06/20/18	Morgan Stanley	EUR	766	951,117	947,865	—	(3,252)
Expiring 06/20/18	Morgan Stanley	EUR	757	943,145	937,570	—	(5,575)
Expiring 06/20/18	Morgan Stanley	EUR	748	925,641	925,530	—	(111)
Expiring 06/20/18	Morgan Stanley	EUR	748	926,873	925,630	—	(1,243)
Expiring 06/20/18	Morgan Stanley	EUR	747	924,069	924,821	752	—
Expiring 06/20/18	Morgan Stanley	EUR	747	930,981	924,319	—	(6,662)
Expiring 06/20/18	Morgan Stanley	EUR	745	922,457	922,861	404	—
Expiring 06/20/18	Morgan Stanley	EUR	745	924,521	921,989	—	(2,532)
Expiring 06/20/18	Morgan Stanley	EUR	740	919,327	916,466	—	(2,861)
Expiring 06/20/18	Morgan Stanley	EUR	740	922,816	916,026	—	(6,790)
Expiring 06/20/18	Morgan Stanley	EUR	671	832,286	830,212	—	(2,074)
Hong Kong Dollar,
Expiring 06/20/18	Morgan Stanley	HKD	8,782	1,123,855	1,122,031	—	(1,824)
Expiring 06/20/18	Morgan Stanley	HKD	7,174	917,984	916,592	—	(1,392)
Expiring 09/19/18	Morgan Stanley	HKD	54,600	6,986,138	6,990,048	3,910	—
Indian Rupee,
Expiring 04/05/18	Morgan Stanley	INR	260,314	4,043,397	3,987,721	—	(55,676)
Expiring 04/05/18	Morgan Stanley	INR	172,088	2,687,189	2,636,191	—	(50,998)
Expiring 04/06/18	Morgan Stanley	INR	29,509	452,804	451,992	—	(812)
Expiring 04/13/18	Morgan Stanley	INR	119,989	1,838,354	1,836,266	—	(2,088)
Expiring 04/13/18	Morgan Stanley	INR	99,711	1,528,284	1,525,934	—	(2,350)
Expiring 04/13/18	Morgan Stanley	INR	60,131	920,110	920,214	104	—
Expiring 04/13/18	Morgan Stanley	INR	60,046	920,222	918,911	—	(1,311)
Expiring 04/13/18	Morgan Stanley	INR	59,984	920,148	917,977	—	(2,171)
Expiring 04/13/18	Morgan Stanley	INR	59,983	919,159	917,961	—	(1,198)
Expiring 04/13/18	Morgan Stanley	INR	59,968	919,043	917,718	—	(1,325)
Expiring 04/13/18	Morgan Stanley	INR	59,966	920,795	917,696	—	(3,099)
Expiring 04/13/18	Morgan Stanley	INR	59,931	918,292	917,165	—	(1,127)
Expiring 04/13/18	Morgan Stanley	INR	54,833	842,340	839,147	—	(3,193)
Expiring 04/13/18	Morgan Stanley	INR	49,337	755,929	755,028	—	(901)
Expiring 04/16/18	Morgan Stanley	INR	102,467	1,575,851	1,567,517	—	(8,334)
Expiring 04/16/18	Morgan Stanley	INR	26,365	404,729	403,325	—	(1,404)
Expiring 04/27/18	Morgan Stanley	INR	431,518	6,725,647	6,592,228	—	(133,419)
Expiring 04/27/18	Morgan Stanley	INR	373,135	5,722,484	5,700,320	—	(22,164)
Expiring 04/27/18	Morgan Stanley	INR	63,473	974,938	969,672	—	(5,266)
Expiring 06/20/18	Morgan Stanley	INR	59,739	909,412	906,827	—	(2,585)
Indonesian Rupiah,
Expiring 04/09/18	Morgan Stanley	IDR	12,669,735	920,017	919,481	—	(536)
Expiring 04/11/18	Morgan Stanley	IDR	70,254,068	5,195,154	5,097,759	—	(97,395)
Expiring 04/11/18	Morgan Stanley	IDR	68,034,062	4,970,707	4,936,671	—	(34,036)
Expiring 04/11/18	Morgan Stanley	IDR	12,425,162	931,596	901,591	—	(30,005)
Expiring 04/16/18	Morgan Stanley	IDR	59,333,636	4,412,079	4,303,688	—	(108,391)
Expiring 04/16/18	Morgan Stanley	IDR	24,854,744	1,867,444	1,802,806	—	(64,638)
Expiring 04/16/18	Morgan Stanley	IDR	12,277,104	896,008	890,503	—	(5,505)
Expiring 04/16/18	Morgan Stanley	IDR	8,675,047	647,005	629,233	—	(17,772)
Expiring 04/26/18	Morgan Stanley	IDR	161,950,478	11,738,944	11,737,781	—	(1,163)

A626

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 04/26/18	Morgan Stanley	IDR	12,950,737	$940,979	$938,639	$—	$(2,340)
Expiring 04/26/18	Morgan Stanley	IDR	12,626,802	918,787	915,160	—	(3,627)
Japanese Yen,
Expiring 05/18/18	Morgan Stanley	JPY	1,807,097	17,175,640	17,038,640	—	(137,000)
Expiring 05/18/18	Morgan Stanley	JPY	1,044,000	9,918,382	9,843,599	—	(74,783)
Expiring 05/18/18	Morgan Stanley	JPY	83,185	782,348	784,325	1,977	—
Expiring 05/18/18	Morgan Stanley	JPY	55,772	526,608	525,857	—	(751)
Expiring 06/20/18	Morgan Stanley	JPY	193,704	1,842,000	1,830,698	—	(11,302)
Expiring 06/20/18	Morgan Stanley	JPY	192,782	1,835,573	1,821,979	—	(13,594)
Expiring 06/20/18	Morgan Stanley	JPY	99,546	946,177	940,811	—	(5,366)
Expiring 06/20/18	Morgan Stanley	JPY	97,514	921,501	921,604	103	—
Expiring 06/20/18	Morgan Stanley	JPY	97,511	920,911	921,574	663	—
Expiring 06/20/18	Morgan Stanley	JPY	97,169	920,169	918,338	—	(1,831)
Expiring 06/20/18	Morgan Stanley	JPY	96,714	920,306	914,039	—	(6,267)
Expiring 06/20/18	Morgan Stanley	JPY	96,651	919,561	913,444	—	(6,117)
Expiring 06/20/18	Morgan Stanley	JPY	96,452	917,847	911,566	—	(6,281)
Mexican Peso,
Expiring 06/20/18	Morgan Stanley	MXN	42,726	2,273,540	2,319,651	46,111	—
Expiring 06/20/18	Morgan Stanley	MXN	19,032	1,001,988	1,033,285	31,297	—
Expiring 06/20/18	Morgan Stanley	MXN	17,327	919,136	940,710	21,574	—
Expiring 06/20/18	Morgan Stanley	MXN	7,064	371,862	383,532	11,670	—
New Taiwanese Dollar,
Expiring 04/16/18	Morgan Stanley	TWD	45,978	1,575,851	1,578,799	2,948	—
Expiring 04/17/18	Morgan Stanley	TWD	38,280	1,310,037	1,314,561	4,524	—
Expiring 04/17/18	Morgan Stanley	TWD	31,378	1,083,500	1,077,549	—	(5,951)
Expiring 04/17/18	Morgan Stanley	TWD	16,559	571,800	568,659	—	(3,141)
Expiring 04/27/18	Morgan Stanley	TWD	80,996	2,798,761	2,783,330	—	(15,431)
Expiring 04/27/18	Morgan Stanley	TWD	53,231	1,839,034	1,829,222	—	(9,812)
Expiring 05/10/18	Morgan Stanley	TWD	68,459	2,351,966	2,354,806	2,840	—
Expiring 05/10/18	Morgan Stanley	TWD	44,478	1,528,284	1,529,919	1,635	—
Expiring 05/10/18	Morgan Stanley	TWD	26,765	920,153	920,631	478	—
Expiring 05/10/18	Morgan Stanley	TWD	26,761	920,027	920,505	478	—
Expiring 05/10/18	Morgan Stanley	TWD	26,756	920,093	920,349	256	—
Expiring 05/10/18	Morgan Stanley	TWD	26,744	918,916	919,918	1,002	—
Expiring 05/10/18	Morgan Stanley	TWD	26,696	920,059	918,290	—	(1,769)
Expiring 05/10/18	Morgan Stanley	TWD	26,601	917,949	915,016	—	(2,933)
Expiring 05/10/18	Morgan Stanley	TWD	26,593	919,869	914,746	—	(5,123)
Expiring 05/10/18	Morgan Stanley	TWD	26,585	920,201	914,469	—	(5,732)
New Zealand Dollar,
Expiring 06/20/18	Morgan Stanley	NZD	2,558	1,852,528	1,847,794	—	(4,734)
Expiring 06/20/18	Morgan Stanley	NZD	2,527	1,832,958	1,825,517	—	(7,441)
Expiring 06/20/18	Morgan Stanley	NZD	2,521	1,850,942	1,821,543	—	(29,399)
Expiring 06/20/18	Morgan Stanley	NZD	1,353	985,827	977,431	—	(8,396)
Expiring 06/20/18	Morgan Stanley	NZD	1,268	923,277	915,847	—	(7,430)
Expiring 06/20/18	Morgan Stanley	NZD	1,262	920,124	911,896	—	(8,228)
Expiring 06/20/18	Morgan Stanley	NZD	509	366,828	367,550	722	—
Expiring 06/20/18	Morgan Stanley	NZD	508	364,397	367,143	2,746	—
Expiring 06/20/18	Morgan Stanley	NZD	500	365,874	361,298	—	(4,576)
Peruvian Nuevo Sol,
Expiring 04/05/18	Morgan Stanley	PEN	11,595	3,603,403	3,593,167	—	(10,236)
Expiring 04/09/18	Morgan Stanley	PEN	7,596	2,351,659	2,353,748	2,089	—
Expiring 04/09/18	Morgan Stanley	PEN	2,997	919,756	928,501	8,745	—

A627

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso,
Expiring 06/06/18	Morgan Stanley	PHP	47,548	$906,631	$908,078	$1,447	$—
Russian Ruble,
Expiring 05/17/18	Morgan Stanley	RUB	573,845	10,015,441	9,960,593	—	(54,848)
Singapore Dollar,
Expiring 06/20/18	Morgan Stanley	SGD	3,505	2,673,712	2,678,577	4,865	—
Expiring 06/20/18	Morgan Stanley	SGD	2,067	1,576,854	1,579,522	2,668	—
Expiring 06/20/18	Morgan Stanley	SGD	1,693	1,294,910	1,294,020	—	(890)
Expiring 06/20/18	Morgan Stanley	SGD	1,346	1,029,640	1,028,801	—	(839)
Expiring 06/20/18	Morgan Stanley	SGD	675	516,731	516,034	—	(697)
South African Rand,
Expiring 06/20/18	Morgan Stanley	ZAR	198,186	16,545,426	16,551,289	5,863	—
Expiring 06/20/18	Morgan Stanley	ZAR	11,020	918,635	920,295	1,660	—
Expiring 06/20/18	Morgan Stanley	ZAR	11,009	918,654	919,429	775	—
Expiring 06/20/18	Morgan Stanley	ZAR	10,990	918,571	917,787	—	(784)
Expiring 06/20/18	Morgan Stanley	ZAR	10,986	920,087	917,508	—	(2,579)
Expiring 06/20/18	Morgan Stanley	ZAR	10,956	914,751	914,995	244	—
South Korean Won,
Expiring 04/05/18	Morgan Stanley	KRW	1,509,042	1,411,375	1,416,086	4,711	—
Expiring 04/05/18	Morgan Stanley	KRW	979,238	905,026	918,917	13,891	—
Expiring 04/09/18	Morgan Stanley	KRW	492,025	459,563	461,780	2,217	—
Expiring 04/09/18	Morgan Stanley	KRW	491,985	459,563	461,743	2,180	—
Expiring 04/12/18	Morgan Stanley	KRW	1,625,483	1,528,284	1,525,721	—	(2,563)
Expiring 04/12/18	Morgan Stanley	KRW	1,337,154	1,248,160	1,255,088	6,928	—
Expiring 04/12/18	Morgan Stanley	KRW	1,048,807	973,913	984,438	10,525	—
Expiring 04/12/18	Morgan Stanley	KRW	986,177	917,621	925,651	8,030	—
Expiring 04/12/18	Morgan Stanley	KRW	982,651	917,645	922,342	4,697	—
Expiring 04/12/18	Morgan Stanley	KRW	982,314	919,391	922,026	2,635	—
Expiring 04/12/18	Morgan Stanley	KRW	978,672	918,966	918,607	—	(359)
Expiring 04/12/18	Morgan Stanley	KRW	838,626	776,750	787,156	10,406	—
Expiring 04/12/18	Morgan Stanley	KRW	625,191	588,144	586,821	—	(1,323)
Expiring 04/12/18	Morgan Stanley	KRW	435,083	406,469	408,380	1,911	—
Expiring 04/12/18	Morgan Stanley	KRW	392,505	366,992	368,416	1,424	—
Expiring 04/16/18	Morgan Stanley	KRW	1,675,240	1,575,851	1,572,641	—	(3,210)
Expiring 04/26/18	Morgan Stanley	KRW	987,383	917,750	927,230	9,480	—
Expiring 04/26/18	Morgan Stanley	KRW	982,035	917,604	922,209	4,605	—
Expiring 04/26/18	Morgan Stanley	KRW	832,067	772,327	781,377	9,050	—
Expiring 04/27/18	Morgan Stanley	KRW	1,045,241	969,906	981,597	11,691	—
Expiring 04/27/18	Morgan Stanley	KRW	139,260	128,885	130,781	1,896	—
Swedish Krona,
Expiring 04/05/18	Morgan Stanley	SEK	32,367	3,936,292	3,878,300	—	(57,992)
Expiring 06/20/18	Morgan Stanley	SEK	4,569	556,099	550,662	—	(5,437)
Expiring 06/20/18	Morgan Stanley	SEK	3,025	369,644	364,636	—	(5,008)
Thai Baht,
Expiring 04/12/18	Morgan Stanley	THB	57,263	1,826,983	1,832,082	5,099	—
Turkish Lira,
Expiring 06/20/18	Morgan Stanley	TRY	3,758	938,550	929,183	—	(9,367)
Expiring 06/20/18	Morgan Stanley	TRY	3,737	919,315	923,977	4,662	—
Expiring 06/20/18	Morgan Stanley	TRY	2,871	733,794	709,924	—	(23,870)

				$400,312,618	$399,207,807	1,087,523	(2,192,334)

A628

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/04/18	Morgan Stanley	ARS	90,847	$4,501,843	$4,498,054	$3,789	$—
Expiring 04/09/18	Morgan Stanley	ARS	10,890	523,562	537,773	—	(14,211)
Expiring 04/09/18	Morgan Stanley	ARS	6,893	336,181	340,409	—	(4,228)
Australian Dollar,
Expiring 05/23/18	Morgan Stanley	AUD	12,089	9,469,709	9,285,562	184,147	—
Expiring 06/20/18	Morgan Stanley	AUD	1,293	997,098	993,638	3,460	—
Expiring 06/20/18	Morgan Stanley	AUD	1,172	922,697	900,046	22,651	—
Brazilian Real,
Expiring 04/03/18	Morgan Stanley	BRL	17,787	5,625,103	5,385,331	239,772	—
Expiring 04/03/18	Morgan Stanley	BRL	2,859	875,231	865,497	9,734	—
Expiring 05/03/18	Morgan Stanley	BRL	17,787	5,331,387	5,372,167	—	(40,780)
British Pound,
Expiring 05/25/18	Morgan Stanley	GBP	29,792	41,273,388	41,895,875	—	(622,487)
Expiring 05/25/18	Morgan Stanley	GBP	5,801	8,067,541	8,158,317	—	(90,776)
Expiring 05/25/18	Morgan Stanley	GBP	2,871	4,019,657	4,037,254	—	(17,597)
Expiring 06/20/18	Morgan Stanley	GBP	1,325	1,864,433	1,864,846	—	(413)
Expiring 06/20/18	Morgan Stanley	GBP	1,323	1,859,669	1,862,719	—	(3,050)
Expiring 06/20/18	Morgan Stanley	GBP	970	1,350,921	1,366,171	—	(15,250)
Expiring 06/20/18	Morgan Stanley	GBP	667	945,218	939,613	5,605	—
Expiring 06/20/18	Morgan Stanley	GBP	662	931,797	932,370	—	(573)
Expiring 06/20/18	Morgan Stanley	GBP	650	928,077	915,646	12,431	—
Expiring 06/20/18	Morgan Stanley	GBP	650	924,939	915,444	9,495	—
Expiring 06/20/18	Morgan Stanley	GBP	557	786,866	784,645	2,221	—
Expiring 06/20/18	Morgan Stanley	GBP	333	472,764	469,047	3,717	—
Canadian Dollar,
Expiring 05/25/18	Morgan Stanley	CAD	24,695	19,203,257	19,188,695	14,562	—
Expiring 05/25/18	Morgan Stanley	CAD	8,082	6,303,477	6,279,507	23,970	—
Expiring 06/20/18	Morgan Stanley	CAD	1,180	919,528	917,382	2,146	—
Expiring 06/20/18	Morgan Stanley	CAD	1,179	919,919	916,685	3,234	—
Expiring 06/20/18	Morgan Stanley	CAD	1,176	918,403	914,154	4,249	—
Chilean Peso,
Expiring 04/20/18	Morgan Stanley	CLP	1,104,654	1,867,926	1,829,422	38,504	—
Expiring 04/20/18	Morgan Stanley	CLP	1,097,784	1,805,625	1,818,045	—	(12,420)
Expiring 04/20/18	Morgan Stanley	CLP	535,768	900,692	887,287	13,405	—
Chinese Renminbi,
Expiring 04/02/18	Morgan Stanley	CNH	23,540	3,721,097	3,752,834	—	(31,737)
Expiring 04/02/18	Morgan Stanley	CNH	7,199	1,132,604	1,147,735	—	(15,131)
Expiring 04/16/18	Morgan Stanley	CNH	15,051	2,374,418	2,397,909	—	(23,491)
Expiring 06/20/18	Morgan Stanley	CNH	11,672	1,838,710	1,853,794	—	(15,084)
Expiring 06/20/18	Morgan Stanley	CNH	5,799	918,848	921,008	—	(2,160)
Expiring 06/20/18	Morgan Stanley	CNH	5,761	919,839	914,959	4,880	—
Colombian Peso,
Expiring 04/20/18	Morgan Stanley	COP	2,601,139	902,991	930,694	—	(27,703)
Danish Krone,
Expiring 06/01/18	Morgan Stanley	DKK	6,721	1,116,203	1,114,545	1,658	—
Euro,
Expiring 06/08/18	Morgan Stanley	EUR	71,087	87,878,903	87,932,499	—	(53,596)
Expiring 06/08/18	Morgan Stanley	EUR	584	728,043	722,387	5,656	—
Expiring 06/20/18	Morgan Stanley	EUR	2,187	2,720,982	2,707,352	13,630	—
Expiring 06/20/18	Morgan Stanley	EUR	2,013	2,486,739	2,492,248	—	(5,509)
Expiring 06/20/18	Morgan Stanley	EUR	1,500	1,854,492	1,857,856	—	(3,364)
Expiring 06/20/18	Morgan Stanley	EUR	1,489	1,854,825	1,843,128	11,697	—

A629

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 06/20/18	Morgan Stanley	EUR	1,485	$1,850,848	$1,838,843	$12,005	$—
Expiring 06/20/18	Morgan Stanley	EUR	755	937,705	934,710	2,995	—
Expiring 06/20/18	Morgan Stanley	EUR	749	926,573	926,949	—	(376)
Expiring 06/20/18	Morgan Stanley	EUR	748	929,504	925,697	3,807	—
Expiring 06/20/18	Morgan Stanley	EUR	747	928,602	925,339	3,263	—
Expiring 06/20/18	Morgan Stanley	EUR	747	926,799	924,326	2,473	—
Expiring 06/20/18	Morgan Stanley	EUR	745	924,779	922,262	2,517	—
Expiring 06/20/18	Morgan Stanley	EUR	744	931,716	921,603	10,113	—
Expiring 06/20/18	Morgan Stanley	EUR	744	929,177	921,565	7,612	—
Expiring 06/20/18	Morgan Stanley	EUR	453	562,751	560,622	2,129	—
Expiring 06/20/18	Morgan Stanley	EUR	321	400,443	397,919	2,524	—
Hong Kong Dollar,
Expiring 05/11/18	Morgan Stanley	HKD	28,134	3,632,000	3,590,132	41,868	—
Expiring 09/19/18	Morgan Stanley	HKD	21,554	2,778,000	2,759,368	18,632	—
Expiring 09/19/18	Morgan Stanley	HKD	14,304	1,844,000	1,831,276	12,724	—
Indian Rupee,
Expiring 04/05/18	Morgan Stanley	INR	373,135	5,737,001	5,716,008	20,993	—
Expiring 04/05/18	Morgan Stanley	INR	59,267	905,018	907,904	—	(2,886)
Expiring 04/06/18	Morgan Stanley	INR	26,719	407,760	409,246	—	(1,486)
Expiring 04/06/18	Morgan Stanley	INR	2,791	42,607	42,746	—	(139)
Expiring 04/13/18	Morgan Stanley	INR	277,345	4,257,670	4,244,365	13,305	—
Expiring 04/13/18	Morgan Stanley	INR	61,003	933,157	933,561	—	(404)
Expiring 04/13/18	Morgan Stanley	INR	59,764	918,093	914,604	3,489	—
Expiring 04/13/18	Morgan Stanley	INR	59,436	905,413	909,582	—	(4,169)
Expiring 04/13/18	Morgan Stanley	INR	59,408	904,753	909,160	—	(4,407)
Expiring 04/27/18	Morgan Stanley	INR	277,345	4,244,313	4,236,952	7,361	—
Expiring 04/27/18	Morgan Stanley	INR	59,819	918,991	913,845	5,146	—
Expiring 04/27/18	Morgan Stanley	INR	58,480	907,014	893,386	13,628	—
Expiring 04/27/18	Morgan Stanley	INR	55,262	849,179	844,229	4,950	—
Expiring 04/27/18	Morgan Stanley	INR	29,509	451,661	450,809	852	—
Indonesian Rupiah,
Expiring 04/11/18	Morgan Stanley	IDR	67,457,695	5,043,268	4,894,849	148,419	—
Israeli Shekel,
Expiring 05/24/18	Morgan Stanley	ILS	2,488	721,966	711,695	10,271	—
Japanese Yen,
Expiring 04/02/18	Morgan Stanley	JPY	55,772	525,089	524,278	811	—
Expiring 04/03/18	Morgan Stanley	JPY	83,185	780,168	782,019	—	(1,851)
Expiring 05/18/18	Morgan Stanley	JPY	18,665,731	174,668,909	175,994,231	—	(1,325,322)
Expiring 05/18/18	Morgan Stanley	JPY	220,606	2,103,359	2,080,033	23,326	—
Expiring 06/20/18	Morgan Stanley	JPY	2,537,678	23,971,568	23,983,569	—	(12,001)
Expiring 06/20/18	Morgan Stanley	JPY	551,315	5,257,001	5,210,477	46,524	—
Expiring 06/20/18	Morgan Stanley	JPY	194,490	1,838,878	1,838,121	757	—
Expiring 06/20/18	Morgan Stanley	JPY	97,785	919,290	924,164	—	(4,874)
Expiring 06/20/18	Morgan Stanley	JPY	97,411	919,188	920,629	—	(1,441)
Expiring 06/20/18	Morgan Stanley	JPY	97,261	919,751	919,212	539	—
Expiring 06/20/18	Morgan Stanley	JPY	95,980	918,574	907,101	11,473	—
Expiring 06/20/18	Morgan Stanley	JPY	95,906	919,189	906,410	12,779	—
Expiring 06/20/18	Morgan Stanley	JPY	39,197	370,894	370,449	445	—
Expiring 06/20/18	Morgan Stanley	JPY	6,980	66,363	65,969	394	—
Mexican Peso,
Expiring 06/12/18	Morgan Stanley	MXN	72,808	3,902,758	3,957,591	—	(54,833)
Expiring 06/20/18	Morgan Stanley	MXN	84,891	4,489,463	4,608,881	—	(119,418)

A630

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/20/18	Morgan Stanley	MXN	24,281	$1,289,531	$1,318,275	$—	$(28,744)
Expiring 06/20/18	Morgan Stanley	MXN	17,166	918,466	931,964	—	(13,498)
Expiring 06/20/18	Morgan Stanley	MXN	17,136	918,787	930,350	—	(11,563)
Expiring 06/20/18	Morgan Stanley	MXN	1,593	84,687	86,480	—	(1,793)
New Taiwanese Dollar,
Expiring 04/17/18	Morgan Stanley	TWD	234,899	8,007,469	8,066,604	—	(59,135)
Expiring 04/17/18	Morgan Stanley	TWD	113,254	3,888,540	3,889,214	—	(674)
Expiring 04/17/18	Morgan Stanley	TWD	18,648	644,579	640,390	4,189	—
Expiring 04/27/18	Morgan Stanley	TWD	214,565	7,414,122	7,373,243	40,879	—
Expiring 04/27/18	Morgan Stanley	TWD	34,192	1,176,991	1,174,975	2,016	—
Expiring 04/27/18	Morgan Stanley	TWD	26,592	916,617	913,784	2,833	—
Expiring 04/27/18	Morgan Stanley	TWD	26,585	917,214	913,569	3,645	—
Expiring 04/27/18	Morgan Stanley	TWD	25,968	890,550	892,372	—	(1,822)
Expiring 05/10/18	Morgan Stanley	TWD	176,963	6,095,445	6,087,079	8,366	—
Expiring 05/10/18	Morgan Stanley	TWD	35,110	1,211,289	1,207,710	3,579	—
Expiring 05/10/18	Morgan Stanley	TWD	26,826	919,009	922,742	—	(3,733)
Expiring 05/10/18	Morgan Stanley	TWD	26,342	904,754	906,095	—	(1,341)
Expiring 05/10/18	Morgan Stanley	TWD	19,139	656,460	658,336	—	(1,876)
Expiring 06/12/18	Morgan Stanley	TWD	86,016	2,958,919	2,966,112	—	(7,193)
New Zealand Dollar,
Expiring 06/20/18	Morgan Stanley	NZD	11,198	8,132,209	8,090,652	41,557	—
Expiring 06/20/18	Morgan Stanley	NZD	1,280	918,195	924,553	—	(6,358)
Expiring 06/20/18	Morgan Stanley	NZD	1,279	923,934	923,981	—	(47)
Expiring 06/20/18	Morgan Stanley	NZD	762	551,012	550,420	592	—
Expiring 06/20/18	Morgan Stanley	NZD	657	477,233	474,426	2,807	—
Norwegian Krone,
Expiring 06/20/18	Morgan Stanley	NOK	3,105	403,823	397,210	6,613	—
Expiring 06/20/18	Morgan Stanley	NOK	2,829	364,621	361,843	2,778	—
Expiring 06/20/18	Morgan Stanley	NOK	2,799	365,422	357,970	7,452	—
Peruvian Nuevo Sol,
Expiring 04/05/18	Morgan Stanley	PEN	7,596	2,351,804	2,354,088	—	(2,284)
Expiring 04/05/18	Morgan Stanley	PEN	3,998	1,226,372	1,239,079	—	(12,707)
Russian Ruble,
Expiring 05/17/18	Morgan Stanley	RUB	44,150	772,135	766,332	5,803	—
Singapore Dollar,
Expiring 06/20/18	Morgan Stanley	SGD	1,225	934,745	936,160	—	(1,415)
Expiring 06/20/18	Morgan Stanley	SGD	1,205	918,666	920,515	—	(1,849)
Expiring 06/20/18	Morgan Stanley	SGD	1,203	919,704	919,413	291	—
South African Rand,
Expiring 05/18/18	Morgan Stanley	ZAR	38,705	3,255,421	3,246,603	8,818	—
Expiring 06/20/18	Morgan Stanley	ZAR	15,267	1,292,643	1,275,029	17,614	—
Expiring 06/20/18	Morgan Stanley	ZAR	10,978	919,190	916,828	2,362	—
Expiring 06/20/18	Morgan Stanley	ZAR	10,857	920,331	906,669	13,662	—
Expiring 06/20/18	Morgan Stanley	ZAR	10,780	911,662	900,306	11,356	—
South Korean Won,
Expiring 04/05/18	Morgan Stanley	KRW	992,906	918,937	931,742	—	(12,805)
Expiring 04/05/18	Morgan Stanley	KRW	978,810	919,711	918,516	1,195	—
Expiring 04/05/18	Morgan Stanley	KRW	516,564	478,788	484,744	—	(5,956)
Expiring 04/12/18	Morgan Stanley	KRW	6,110,926	5,636,606	5,735,877	—	(99,271)
Expiring 04/12/18	Morgan Stanley	KRW	1,509,042	1,411,732	1,416,427	—	(4,695)
Expiring 04/12/18	Morgan Stanley	KRW	984,223	920,350	923,817	—	(3,467)
Expiring 04/16/18	Morgan Stanley	KRW	986,367	920,832	925,958	—	(5,126)

A631

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/16/18	Morgan Stanley	KRW	985,787	$920,934	$925,412	$—	$(4,478)
Expiring 04/25/18	Morgan Stanley	KRW	11,813,617	10,906,219	11,093,535	—	(187,316)
Expiring 04/26/18	Morgan Stanley	KRW	980,038	918,025	920,333	—	(2,308)
Swedish Krona,
Expiring 04/05/18	Morgan Stanley	SEK	32,228	4,113,955	3,861,617	252,338	—
Expiring 06/20/18	Morgan Stanley	SEK	3,025	370,753	364,542	6,211	—
Expiring 06/20/18	Morgan Stanley	SEK	3,004	369,875	361,998	7,877	—
Swiss Franc,
Expiring 06/01/18	Morgan Stanley	CHF	1,457	1,544,692	1,532,547	12,145	—
Expiring 06/20/18	Morgan Stanley	CHF	736	788,343	775,193	13,150	—
Thai Baht,
Expiring 04/12/18	Morgan Stanley	THB	114,574	3,591,093	3,665,686	—	(74,593)
Expiring 04/12/18	Morgan Stanley	THB	28,714	913,745	918,672	—	(4,927)
Expiring 04/16/18	Morgan Stanley	THB	28,689	916,371	917,993	—	(1,622)
Turkish Lira,
Expiring 06/20/18	Morgan Stanley	TRY	3,669	920,093	907,105	12,988	—
Expiring 06/20/18	Morgan Stanley	TRY	3,652	919,357	902,911	16,446	—
Expiring 06/20/18	Morgan Stanley	TRY	2,967	736,834	733,588	3,246	—
Expiring 06/20/18	Morgan Stanley	TRY	2,235	552,228	552,555	—	(327)

				$610,578,829	$612,079,374	1,595,545	(3,096,090)

						$2,683,068	$(5,288,424)

Cross currency exchange contracts outstanding at March 31, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
06/20/18	Buy	AUD	1,177	GBP	661	$—	$(26,211)	Morgan Stanley
06/20/18	Buy	CAD	1,186	EUR	745	—	(240)	Morgan Stanley
06/20/18	Buy	CAD	1,192	EUR	748	756	—	Morgan Stanley
06/20/18	Buy	CAD	1,193	EUR	742	8,552	—	Morgan Stanley
06/20/18	Buy	CAD	2,365	EUR	1,490	—	(5,994)	Morgan Stanley
06/20/18	Buy	CHF	811	EUR	694	—	(4,686)	Morgan Stanley
06/20/18	Buy	CHF	837	EUR	716	—	(5,102)	Morgan Stanley
06/20/18	Buy	CHF	867	GBP	648	1,991	—	Morgan Stanley
06/20/18	Buy	CHF	1,729	EUR	1,481	—	(11,222)	Morgan Stanley
06/20/18	Buy	CHF	1,730	EUR	1,482	—	(12,008)	Morgan Stanley
06/20/18	Buy	CHF	1,771	EUR	1,507	—	(308)	Morgan Stanley
06/20/18	Buy	CNH	5,874	EUR	747	8,347	—	Morgan Stanley
06/20/18	Buy	CNH	5,890	EUR	750	6,710	—	Morgan Stanley
06/20/18	Buy	CZK	36,698	EUR	1,441	1,710	—	Morgan Stanley
06/20/18	Buy	EUR	55	NOK	524	859	—	Morgan Stanley
06/20/18	Buy	EUR	113	CHF	131	1,034	—	Morgan Stanley
06/20/18	Buy	EUR	261	NOK	2,500	2,817	—	Morgan Stanley
06/20/18	Buy	EUR	287	PLN	1,213	—	(197)	Morgan Stanley
06/20/18	Buy	EUR	356	HUF	110,784	1,646	—	Morgan Stanley
06/20/18	Buy	EUR	448	HUF	139,353	2,270	—	Morgan Stanley
06/20/18	Buy	EUR	476	NOK	4,569	5,182	—	Morgan Stanley
06/20/18	Buy	EUR	477	NOK	4,590	3,188	—	Morgan Stanley
06/20/18	Buy	EUR	740	NOK	7,205	—	(5,883)	Morgan Stanley
06/20/18	Buy	EUR	740	HUF	231,104	881	—	Morgan Stanley

A632

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
06/20/18	Buy	EUR	740	GBP	652	$—	$(1,888)	Morgan Stanley
06/20/18	Buy	EUR	742	CHF	867	5,463	—	Morgan Stanley
06/20/18	Buy	EUR	745	NOK	7,095	14,546	—	Morgan Stanley
06/20/18	Buy	EUR	745	NOK	7,117	11,869	—	Morgan Stanley
06/20/18	Buy	EUR	745	CHF	870	5,881	—	Morgan Stanley
06/20/18	Buy	EUR	745	GBP	660	—	(6,710)	Morgan Stanley
06/20/18	Buy	EUR	745	GBP	661	—	(8,143)	Morgan Stanley
06/20/18	Buy	EUR	746	GBP	664	—	(11,872)	Morgan Stanley
06/20/18	Buy	EUR	746	CAD	1,184	2,866	—	Morgan Stanley
06/20/18	Buy	EUR	746	GBP	662	—	(9,188)	Morgan Stanley
06/20/18	Buy	EUR	747	GBP	660	—	(5,026)	Morgan Stanley
06/20/18	Buy	EUR	748	CHF	874	5,305	—	Morgan Stanley
06/20/18	Buy	EUR	750	PLN	3,180	—	(2,182)	Morgan Stanley
06/20/18	Buy	EUR	750	GBP	660	369	—	Morgan Stanley
06/20/18	Buy	EUR	750	HUF	233,770	2,959	—	Morgan Stanley
06/20/18	Buy	EUR	762	CZK	19,404	—	(1,404)	Morgan Stanley
06/20/18	Buy	EUR	768	HUF	239,500	1,680	—	Morgan Stanley
06/20/18	Buy	EUR	954	NOK	9,085	19,061	—	Morgan Stanley
06/20/18	Buy	EUR	1,050	HUF	326,857	5,400	—	Morgan Stanley
06/20/18	Buy	EUR	1,253	NOK	12,028	12,964	—	Morgan Stanley
06/20/18	Buy	EUR	1,495	SEK	15,089	32,949	—	Morgan Stanley
06/20/18	Buy	GBP	653	EUR	741	2,176	—	Morgan Stanley
06/20/18	Buy	GBP	661	EUR	750	1,633	—	Morgan Stanley
06/20/18	Buy	GBP	664	EUR	746	11,169	—	Morgan Stanley
06/20/18	Buy	GBP	668	EUR	750	10,771	—	Morgan Stanley
06/20/18	Buy	HUF	2,305,519	EUR	7,388	—	(14,433)	Morgan Stanley
06/20/18	Buy	JPY	97,355	EUR	744	—	(1,323)	Morgan Stanley
06/20/18	Buy	JPY	97,465	CAD	1,188	—	(2,336)	Morgan Stanley
06/20/18	Buy	JPY	98,064	EUR	751	—	(2,461)	Morgan Stanley
06/20/18	Buy	JPY	98,639	EUR	746	8,530	—	Morgan Stanley
06/20/18	Buy	NOK	3,128	GBP	283	1,929	—	Morgan Stanley
06/20/18	Buy	NOK	5,162	EUR	541	—	(8,933)	Morgan Stanley
06/20/18	Buy	NOK	14,649	EUR	1,508	6,659	—	Morgan Stanley
06/20/18	Buy	NOK	90,408	EUR	9,394	—	(67,803)	Morgan Stanley
06/20/18	Buy	PLN	1,631	EUR	384	2,093	—	Morgan Stanley
06/20/18	Buy	PLN	3,121	EUR	740	—	(2,978)	Morgan Stanley
06/20/18	Buy	PLN	3,130	EUR	740	—	(172)	Morgan Stanley
06/20/18	Buy	PLN	3,236	EUR	764	1,460	—	Morgan Stanley
06/20/18	Buy	PLN	4,697	EUR	1,107	3,772	—	Morgan Stanley
06/20/18	Buy	PLN	10,192	EUR	2,418	—	(11,741)	Morgan Stanley
06/20/18	Buy	PLN	22,768	EUR	5,389	—	(10,572)	Morgan Stanley
06/20/18	Buy	SEK	7,503	NOK	7,114	—	(5,627)	Morgan Stanley
06/20/18	Buy	SEK	7,506	NOK	7,104	—	(4,035)	Morgan Stanley
06/20/18	Buy	SEK	7,566	EUR	744	—	(8,891)	Morgan Stanley
06/20/18	Buy	SEK	7,576	EUR	745	—	(9,501)	Morgan Stanley
06/20/18	Buy	SEK	7,644	NOK	7,239	—	(4,757)	Morgan Stanley
06/20/18	Buy	SEK	22,837	EUR	2,221	2,293	—	Morgan Stanley
06/20/18	Buy	SEK	81,041	EUR	7,961	—	(89,331)	Morgan Stanley
06/20/18	Buy	SEK	195,700	EUR	19,259	—	(259,849)	Morgan Stanley
06/20/18	Buy	SEK	203,255	EUR	19,882	—	(120,377)	Morgan Stanley

						$219,740	$(743,384)

A633

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of China	12/20/20	1.000%(Q)	27,520	0.327%	$(500,225)	$216,981	$(717,206)	Citigroup Global Markets

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)	12,250	$(754,302)	$(761,136)	$(6,834)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	15,225	(267,681)	(256,787)	10,894
iTraxx Europe Series S29.V1	06/20/23	1.000%(Q)	EUR 1,100	(29,138)	2,236	31,374

				$(1,051,121)	$(1,015,687)	$35,434

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
iTraxx Europe Series S28.V1	12/20/22	5.000%(Q)	EUR 4,560	$623,124	$622,213	$(911)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A634

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	31,760	06/22/20	2.250%(Q)	3 Month BBSW(1)(Q)	$(67,890)	$(76,829)	$(8,939)
AUD	26,940	06/20/23	2.500%(S)	6 Month BBSW(1)(S)	139,492	45,749	(93,743)
AUD	15,670	12/21/27	3.500%(S)	6 Month BBSW(1)(S)	(100,543)	(187,696)	(87,153)
AUD	14,090	06/20/28	3.000%(S)	6 Month BBSW(1)(S)	(16,948)	(155,110)	(138,162)
CAD	67,720	06/20/19	1.750%(S)	3 Month CDOR(2)(S)	(147,565)	(174,731)	(27,166)
CAD	26,360	06/22/20	1.750%(S)	3 Month CDOR(2)(S)	(196,396)	(200,501)	(4,105)
CAD	39,220	07/18/22	2.028%(S)	3 Month CDOR(2)(S)	(163,243)	(395,655)	(232,412)
CAD	26,650	06/20/23	2.000%(S)	3 Month CDOR(2)(S)	(489,010)	(396,318)	92,692
CAD	33,760	06/20/28	2.250%(S)	3 Month CDOR(2)(S)	(833,048)	(645,350)	187,698
CAD	5,820	07/20/48	2.540%(S)	3 Month CDOR(1)(S)	63,619	74,335	10,716
CHF	1,810	06/20/28	0.250%(A)	6 Month CHF LIBOR(2)(S)	(59,406)	(36,843)	22,563
CHF	2,920	06/21/28	1.000%(A)	6 Month CHF LIBOR(2)(S)	14,187	12,206	(1,981)
EUR	95,520	12/16/21	0.350%(A)	6 Month EURIBOR(2)(S)	(352,344)	(223,200)	129,144
EUR	33,120	02/17/22	0.750%(A)	6 Month EURIBOR(2)(S)	43,686	193,279	149,593
EUR	42,520	02/10/23	0.850%(A)	6 Month EURIBOR(2)(S)	(86,943)	282,598	369,541
EUR	74,580	06/20/23	0.250%(A)	6 Month EURIBOR(2)(S)	(1,372,067)	(814,784)	557,283
EUR	6,590	06/20/25	0.500%(A)	6 Month EURIBOR(2)(S)	(191,688)	(112,940)	78,748
EUR	18,650	01/12/27	1.330%(A)	6 Month EURIBOR(2)(S)	(120,132)	(61,316)	58,816
EUR	6,970	10/25/27	1.600%(A)	6 Month EURIBOR(2)(S)	(65,310)	31,044	96,354
EUR	15,890	12/20/27	1.500%(A)	6 Month EURIBOR(2)(S)	61,520	(46,164)	(107,684)
EUR	27,570	06/20/28	1.000%(A)	6 Month EURIBOR(2)(S)	(503,066)	(41,306)	461,760
EUR	7,270	06/21/38	1.500%(A)	6 Month EURIBOR(1)(S)	156,102	(57,729)	(213,831)
EUR	4,410	06/16/48	1.750%(A)	6 Month EURIBOR(1)(S)	(24,459)	(60,533)	(36,074)
GBP	39,720	06/20/19	0.900%(A)	1 Day SONIA(2)(A)	9,338	40,200	30,862
GBP	2,940	06/20/23	1.000%(S)	6 Month GBP LIBOR(2)(S)	(95,618)	(95,379)	239
GBP	47,570	11/21/23	1.200%(S)	6 Month GBP LIBOR(2)(S)	(356,267)	(775,274)	(419,007)
GBP	19,340	03/16/27	1.600%(S)	6 Month GBP LIBOR(2)(S)	160,050	(31,539)	(191,589)
GBP	4,180	06/20/28	1.250%(S)	6 Month GBP LIBOR(1)(S)	213,149	148,597	(64,552)
GBP	28,750	11/21/28	1.400%(S)	6 Month GBP LIBOR(1)(S)	396,078	583,235	187,157

A635

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	14,610	01/12/32	1.940%(S)	6 Month GBP LIBOR(1)(S)	$(4,451)	$(215,603)	$(211,152)
GBP	12,310	06/20/33	1.500%(S)	6 Month GBP LIBOR(1)(S)	510,926	164,463	(346,463)
GBP	15,810	03/17/37	1.750%(S)	6 Month GBP LIBOR(1)(S)	(2,828)	(175,052)	(172,224)
GBP	8,100	12/14/37	1.750%(S)	6 Month GBP LIBOR(1)(S)	(66,707)	(101,205)	(34,498)
GBP	6,930	06/14/38	1.750%(S)	6 Month GBP LIBOR(1)(S)	(83,001)	(97,476)	(14,475)
GBP	2,150	06/22/48	1.500%(S)	6 Month GBP LIBOR(2)(S)	(144,003)	(8,071)	135,932
MXN	23,000	06/17/20	7.600%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,014)	2,476	3,490
NOK	49,900	06/21/28	3.000%(A)	6 Month NIBOR(2)(S)	61,724	104,472	42,748
NZD	5,930	06/21/28	4.000%(S)	3 Month New Zealand Bill Bank Rate(1)(Q)	(16,430)	(67,714)	(51,284)
PLN	24,700	12/20/22	2.510%(A)	6 Month WIBOR(1)(S)	(584)	(71,765)	(71,181)
SEK	182,330	06/15/18	0.050%(A)	3 Month STIBOR(2)(Q)	175,144	28,429	(146,715)
SEK	305,380	09/17/18	(0.330)%(A)	3 Month STIBOR(2)(Q)	5,648	11,031	5,383
SEK	345,640	06/28/19	(0.100)%(A)	3 Month STIBOR(2)(Q)	(7,526)	83,171	90,697
SEK	241,940	06/22/20	0.100%(A)	3 Month STIBOR(1)(Q)	(89,893)	(107,136)	(17,243)
SEK	261,170	06/22/21	0.250%(A)	3 Month STIBOR(1)(Q)	(34,965)	(89,658)	(54,693)
SEK	758,810	12/16/21	0.500%(A)	3 Month STIBOR(1)(Q)	487,652	209,033	(278,619)
SEK	270,670	06/20/22	0.500%(A)	3 Month STIBOR(1)(Q)	(55,563)	(159,204)	(103,641)
SEK	452,190	06/20/23	0.500%(A)	3 Month STIBOR(1)(Q)	513,720	210,977	(302,743)
SEK	65,960	10/25/27	2.000%(A)	3 Month STIBOR(1)(Q)	90,447	(35,938)	(126,385)
SEK	84,140	11/02/27	2.000%(A)	3 Month STIBOR(1)(Q)	4,068	(44,063)	(48,131)
SEK	49,100	06/20/28	1.500%(A)	3 Month STIBOR(1)(Q)	(51,916)	(131,928)	(80,012)
	43,670	06/20/19	2.100%(T)	1 Day USOIS(2)(T)	(18,017)	4,652	22,669
	211,310	09/04/19	2.206%(T)	1 Day USOIS(2)(T)	(10,515)	30,420	40,935
	146,500	11/20/20	2.139%(S)	3 Month LIBOR(2)(Q)	(214,726)	(1,662,256)	(1,447,530)
	15,350	02/21/23	2.750%(S)	3 Month LIBOR(1)(Q)	27,726	13,670	(14,056)
	67,710	09/05/23	2.852%(S)	3 Month LIBOR(1)(Q)	45,752	(335,085)	(380,837)
	64,240	11/20/23	2.275%(S)	3 Month LIBOR(1)(Q)	125,703	1,452,194	1,326,491
	12,150	02/28/25	2.882%(S)	3 Month LIBOR(1)(Q)	(30,963)	(100,532)	(69,569)
	14,720	12/21/27	2.750%(S)	3 Month LIBOR(2)(Q)	(164,195)	(60,732)	103,463

A636

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	2,890	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	$163,047	$137,994	$(25,053)
	8,030	06/16/37	2.750%(S)	3 Month LIBOR(2)(Q)	(182,962)	(110,787)	72,175
	750	11/16/43	2.609%(S)	3 Month LIBOR(2)(Q)	(29,196)	(29,209)	(13)
	12,320	06/17/47	2.500%(S)	3 Month LIBOR(2)(Q)	(269,468)	(187,653)	81,815
	670	06/22/48	2.500%(S)	3 Month LIBOR(2)(Q)	(63,285)	(46,777)	16,508
ZAR	18,300	01/19/28	8.645%(Q)	3 Month JIBAR(1)(Q)	—	(14,632)	(14,632)
ZAR	9,150	01/19/28	8.660%(Q)	3 Month JIBAR(1)(Q)	—	(7,651)	(7,651)
ZAR	18,130	01/24/28	8.590%(Q)	3 Month JIBAR(1)(Q)	—	(11,994)	(11,994)
ZAR	9,320	01/24/28	8.570%(Q)	3 Month JIBAR(1)(Q)	—	(5,710)	(5,710)
ZAR	20,690	02/15/28	8.620%(Q)	3 Month JIBAR(1)(Q)	—	(14,543)	(14,543)
ZAR	12,940	02/15/28	8.560%(Q)	3 Month JIBAR(1)(Q)	—	(7,210)	(7,210)
ZAR	10,360	02/15/28	8.585%(Q)	3 Month JIBAR(1)(Q)	—	(6,401)	(6,401)
ZAR	13,360	02/16/28	8.520%(Q)	3 Month JIBAR(1)(Q)	—	(6,134)	(6,134)
ZAR	24,750	02/21/28	8.400%(Q)	3 Month JIBAR(1)(Q)	—	(4,007)	(4,007)

					$(3,315,373)	$(4,641,098)	$(1,325,725)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
KRW	42,285,220	03/21/20	2.000%(Q)	3 Month KWCDC(2)(Q)	$(1,640)	$4,331	$(5,971)	Bank of America

Cash and foreign currency of $4,930,958 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total Return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	10/11/18	EGP 7,340	Pay or receive annually amounts based on market value fluctuation of Egypt Treasury Bill	$(37,346)	$—	$(37,346)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

A637

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$95,410,829	$—
Home Equity Loans	—	3,808,993	—
Other	—	801,207	—
Residential Mortgage-Backed Securities	—	6,673,669	—
Student Loans	—	68,168,108	—
Corporate Bonds
Belgium	—	4,995,380	—
Brazil	—	70,521	—
China	—	1,819,006	—
France	—	12,593,303	—
Germany	—	15,913,427	—
India	—	462,571	—
Japan	—	600,198	—
Luxembourg	—	792,000	—
Mexico	—	1,263,154	—
Netherlands	—	7,983,116	—
Russia	—	212,197	—
Spain	—	1,410,909	—
Switzerland	—	5,291,927	—
United Kingdom	—	9,280,379	—
United States	—	61,915,058	—
Venezuela	—	1,973,620	—
Municipal Bonds	—	3,522,675	—
Residential Mortgage-Backed Securities	—	38,855,802	1,350,000
Sovereign Bonds	—	275,991,884	—
U.S. Government Agency Obligations	—	72,978,696	—
U.S. Treasury Obligations	—	4,864,439	—
Affiliated Mutual Funds	43,090,687	—	—
Foreign Treasury Obligation	—	49,889,483	—
Commercial Paper	—	25,862,548	—
Options Purchased	195,500	—	—
Other Financial Instruments*
Forward Commitment Contract	—	(1,002,090)	—
Futures Contracts	1,336,943	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,605,356)	—
OTC Cross Currency Exchange Contracts	—	(523,644)	—
OTC Credit Default Swap Agreement	—	(500,225)	—
Centrally Cleared Credit Default Swap Agreements	—	34,523	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,325,725)	—
OTC Interest Rate Swap Agreements	—	(1,640)	—
OTC Total Return Swap Agreements	—	(37,346)	—

Total	$44,623,130	$767,443,596	$1,350,000

*	Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A638

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Sovereign Bonds	34.6%
Collateralized Loan Obligations	12.0
U.S. Government Agency Obligations	9.1
Student Loans	8.5
Banks	6.5
Foreign Treasury Obligation	6.3
Residential Mortgage-Backed Securities	5.8
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	5.4
Commercial Paper	3.2
Diversified Financial Services	1.4
Telecommunications	1.4
Pipelines	0.9
Insurance	0.8
Oil & Gas	0.8
Pharmaceuticals	0.6
U.S. Treasury Obligations	0.6
Beverages	0.5
Electric	0.5

Home Equity Loans	0.5%
Municipal Bonds	0.5
Healthcare-Products	0.4
Media	0.4
Real Estate Investment Trusts (REITs)	0.3
Agriculture	0.3
Internet	0.3
Software	0.3
Mining	0.1
Biotechnology	0.1
Investment Companies	0.1
Other	0.1
Real Estate	0.1
Semiconductors	0.1
Chemicals	0.0	*
Foods	0.0	*
Options Purchased	0.0	*

	102.5
Liabilities in excess of other assets	(2.5)

	100.0%

*	Less than +/- 0.05%

A639

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%

COMMON STOCKS
Aerospace & Defense — 3.0%
Raytheon Co.	101,813	$21,973,282
United Technologies Corp.	228,507	28,750,751

		50,724,033

Air Freight & Logistics — 1.2%
FedEx Corp.	84,717	20,341,399

Auto Components — 1.2%
Delphi Technologies PLC.	418,395	19,936,522

Banks — 15.9%
Bank of America Corp.	2,465,031	73,926,280
Citizens Financial Group, Inc.	943,334	39,601,161
First Horizon National Corp.	1,779,207	33,502,468
First Republic Bank	377,334	34,944,902
JPMorgan Chase & Co.	767,947	84,451,132

		266,425,943

Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc.*	148,217	16,520,267
BioMarin Pharmaceutical, Inc.*	202,329	16,402,812
Shire PLC, ADR	154,959	23,149,325
Vertex Pharmaceuticals, Inc.*	63,347	10,324,294

		66,396,698

Capital Markets — 3.8%
Morgan Stanley.	555,926	29,997,767
Northern Trust Corp.	326,504	33,672,358

		63,670,125

Chemicals — 2.5%
DowDuPont, Inc.	660,639	42,089,311

Communications Equipment — 2.6%
Cisco Systems, Inc.	802,750	34,429,948
Juniper Networks, Inc.	395,956	9,633,609

		44,063,557

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc. (Class B Stock)*	218,127	43,511,974

Electric Utilities — 1.6%
Xcel Energy, Inc.	578,823	26,324,870

Electrical Equipment — 0.8%
Eaton Corp. PLC.	161,955	12,941,824

Energy Equipment & Services — 1.0%
Halliburton Co.	345,737	16,228,895

Equity Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.	112,040	18,426,098

Food & Staples Retailing — 2.3%
Kroger Co. (The)	745,509	17,847,485
Walmart, Inc.	243,008	21,620,422

		39,467,907

Food Products — 2.3%
Conagra Brands, Inc.	601,414	22,180,148
Kraft Heinz Co. (The)	253,846	15,812,067

		37,992,215

Health Care Equipment & Supplies — 5.0%
Boston Scientific Corp.*	467,088	12,760,844

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Medtronic PLC	534,403	$42,869,809
Zimmer Biomet Holdings, Inc.	267,584	29,177,359

		84,808,012

Health Care Providers & Services — 1.0%
Aetna, Inc.	100,745	17,025,905

Household Durables — 0.9%
Lennar Corp. (Class A Stock)(a)	257,204	15,159,604

Insurance — 2.0%
American International Group, Inc.	233,392	12,701,193
MetLife, Inc.(a)	446,023	20,467,995

		33,169,188

Internet & Direct Marketing Retail — 1.3%
Expedia Group, Inc.(a)	201,794	22,280,076

Internet Software & Services — 2.4%
Alphabet, Inc. (Class A Stock)*	19,691	20,422,324
Facebook, Inc. (Class A Stock)*	126,541	20,219,986

		40,642,310

IT Services — 0.8%
Fidelity National Information Services, Inc.	136,311	13,126,749

Leisure Products — 1.4%
Brunswick Corp.	394,277	23,416,111

Machinery — 3.4%
ITT, Inc.	326,046	15,969,733
PACCAR, Inc.	193,399	12,797,212
Wabtec Corp.(a)	350,774	28,553,004

		57,319,949

Media — 1.7%
Comcast Corp. (Class A Stock)	515,781	17,624,237
Liberty Global PLC (United Kingdom) (Class C Stock)*	370,465	11,273,250

		28,897,487

Metals & Mining — 1.8%
Nucor Corp.	499,448	30,511,278

Multiline Retail — 0.8%
Dollar Tree, Inc.*	137,226	13,022,747

Multi-Utilities — 0.8%
Ameren Corp.	236,750	13,407,153

Oil, Gas & Consumable Fuels — 9.3%
Chevron Corp.	403,283	45,990,393
Encana Corp. (Canada)	1,744,862	19,193,481
EOG Resources, Inc.	184,393	19,411,051
Pioneer Natural Resources Co.	150,659	25,880,203
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	303,913	19,915,419
RSP Permian, Inc.*	537,914	25,217,408

		155,607,955

Pharmaceuticals — 6.4%
Allergan PLC	130,205	21,912,199
Bristol-Myers Squibb Co.	354,285	22,408,526
Eli Lilly & Co.	279,642	21,635,902
Johnson & Johnson	154,933	19,854,664

A640

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	597,445	$21,203,323

		107,014,614

Road & Rail — 2.5%
Union Pacific Corp.	306,660	41,224,304

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom Ltd.	70,064	16,510,582
Marvell Technology Group Ltd. (Bermuda)(a)	1,199,469	25,188,849

		41,699,431

Software — 5.2%
Citrix Systems, Inc.*	215,821	20,028,189
Microsoft Corp.	432,285	39,454,652
Oracle Corp.	615,152	28,143,203

		87,626,044

Specialty Retail — 2.2%
Lowe’s Cos., Inc.	422,516	37,075,779

Tobacco — 1.0%
Altria Group, Inc.	271,094	16,894,578

TOTAL LONG-TERM INVESTMENTS (cost $1,603,918,684)		1,648,470,645

	Shares	Value
SHORT-TERM INVESTMENTS — 6.5%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	12,056,620	$12,056,620
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $97,757,045; includes $97,614,487 of cash collateral for securities on loan)(b)(w)	97,759,919	97,750,143

TOTAL SHORT-TERM INVESTMENTS (cost $109,813,665)		109,806,763

TOTAL INVESTMENTS — 104.7% (cost $1,713,732,349)		1,758,277,408
Liabilities in excess of other assets — (4.7)%		(79,459,444)

NET ASSETS — 100.0%		$1,678,817,964

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,984,103; cash collateral of $97,614,487 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$50,724,033	$—	$—
Air Freight & Logistics	20,341,399	—	—
Auto Components	19,936,522	—	—
Banks	266,425,943	—	—
Biotechnology	66,396,698	—	—
Capital Markets	63,670,125	—	—
Chemicals	42,089,311	—	—
Communications Equipment	44,063,557	—	—

A641

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Financial Services	$43,511,974	$—	$—
Electric Utilities	26,324,870	—	—
Electrical Equipment	12,941,824	—	—
Energy Equipment & Services	16,228,895	—	—
Equity Real Estate Investment Trusts (REITs)	18,426,098	—	—
Food & Staples Retailing	39,467,907	—	—
Food Products	37,992,215	—	—
Health Care Equipment & Supplies	84,808,012	—	—
Health Care Providers & Services	17,025,905	—	—
Household Durables	15,159,604	—	—
Insurance	33,169,188	—	—
Internet & Direct Marketing Retail	22,280,076	—	—
Internet Software & Services	40,642,310	—	—
IT Services	13,126,749	—	—
Leisure Products	23,416,111	—	—
Machinery	57,319,949	—	—
Media	28,897,487	—	—
Metals & Mining	30,511,278	—	—
Multiline Retail	13,022,747	—	—
Multi-Utilities	13,407,153	—	—
Oil, Gas & Consumable Fuels	155,607,955	—	—
Pharmaceuticals	107,014,614	—	—
Road & Rail	41,224,304	—	—
Semiconductors & Semiconductor Equipment	41,699,431	—	—
Software	87,626,044	—	—
Specialty Retail	37,075,779	—	—
Tobacco	16,894,578	—	—
Affiliated Mutual Funds	109,806,763	—	—

Total	$1,758,277,408	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A642

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 79.2%
COMMON STOCKS — 33.9%
Aerospace & Defense — 0.3%
Airbus SE (France)	3,805	$440,459
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	1,425	11,103
BAE Systems PLC (United Kingdom)	35,092	287,111
Boeing Co. (The)	8,573	2,810,916
BWX Technologies, Inc.	1,716	109,017
CAE, Inc. (Canada)	20,100	374,121
Chemring Group PLC (United Kingdom)	13,256	37,314
Cobham PLC (United Kingdom)*	39,592	68,225
Cubic Corp.	1,189	75,620
Ducommun, Inc.*	819	24,881
Elbit Systems Ltd. (Israel)	1,203	144,853
Embraer SA (Brazil), ADR	7,975	207,349
General Dynamics Corp.	2,862	632,216
Harris Corp.	1,112	179,343
HEICO Corp.(a)	1,327	115,197
Huntington Ingalls Industries, Inc.	532	137,128
L3 Technologies, Inc.	1,099	228,592
Leonardo SpA (Italy)	9,594	110,956
Maxar Technologies Ltd. (Canada)	1,400	64,743
Meggitt PLC (United Kingdom)	19,506	118,333
MTU Aero Engines AG (Germany)	1,143	192,639
Northrop Grumman Corp.	1,702	594,202
Orbital ATK, Inc.	647	85,799
QinetiQ Group PLC (United Kingdom)	31,503	91,281
Raytheon Co.	3,229	696,883
Rockwell Collins, Inc.	805	108,554
Rolls-Royce Holdings PLC (United Kingdom)*	17,169	209,910
Saab AB (Sweden) (Class B Stock)	2,110	95,707
Safran SA (France)	3,837	407,220
Senior PLC (United Kingdom)	9,071	38,256
Spirit AeroSystems Holdings, Inc. (Class A Stock)	2,095	175,352
Teledyne Technologies, Inc.*	703	131,581
Thales SA (France)	1,901	231,587
United Technologies Corp.	8,623	1,084,946
Vectrus, Inc.*	1,050	39,102
Wesco Aircraft Holdings, Inc.*	3,156	32,349

		10,392,845

Air Freight & Logistics — 0.1%
Bollore SA (France)	40,263	214,779
bpost SA (Belgium)	3,153	71,230
C.H. Robinson Worldwide, Inc.(a)	1,308	122,573
CTT-Correios de Portugal SA (Portugal)	60,581	233,167
Deutsche Post AG (Germany)	11,846	518,847
Expeditors International of Washington, Inc.	1,675	106,028
FedEx Corp.	3,360	806,770
Globaltrans Investment PLC (Russia), GDR	7,352	87,195
Guangdong Yueyun Transportation Co. Ltd. (China) (Class H Stock)	42,000	25,879
Hub Group, Inc. (Class A Stock)*	1,176	49,216
Hyundai Glovis Co. Ltd. (South Korea)	888	152,186
Kerry Logistics Network Ltd. (Hong Kong)	10,500	15,520
Kerry TJ Logistics Co. Ltd. (Taiwan)	11,000	14,325
Konoike Transport Co. Ltd. (Japan)	2,500	42,573

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
Oesterreichische Post AG (Austria)	1,511	$75,132
Royal Mail PLC (United Kingdom)	37,115	281,694
Shenzhen Chiwan Petroleum (China) (Class B Stock)*	5,700	17,754
United Parcel Service, Inc. (Class B Stock)	14	1,465
Yamato Holdings Co. Ltd. (Japan)	7,100	178,467
ZTO Express Cayman, Inc. (China), ADR*(a)	13,200	197,868

		3,212,668

Airlines — 0.3%
Aeroflot PJSC (Russia)	36,900	99,423
Air Arabia PJSC (United Arab Emirates)	662,989	205,873
Air China Ltd. (China) (Class H Stock)	28,000	36,160
Air France-KLM (France)*	11,375	126,107
Air New Zealand Ltd. (New Zealand)	127,168	296,851
Alaska Air Group, Inc.	2,783	172,435
ANA Holdings, Inc. (Japan)	3,200	124,001
Bangkok Airways PCL (Thailand)	109,300	49,959
Cathay Pacific Airways Ltd. (Hong Kong)*	83,000	143,700
Cebu Air, Inc. (Philippines)	15,310	27,778
China Airlines Ltd. (Taiwan)*	203,000	74,676
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*(a)	3,910	31,867
Deutsche Lufthansa AG (Germany)	64,616	2,062,895
El Al Israel Airlines (Israel)	25,366	8,454
Eva Airways Corp. (Taiwan)	142,288	73,385
Finnair OYJ (Finland)	11,827	164,444
Garuda Indonesia Persero Tbk PT (Indonesia)*	758,700	16,223
Grupo Aeromexico SAB de CV (Mexico)*	5,836	9,309
Hainan Airlines Holding Co. Ltd. (China) (Class B Stock)^	38,400	22,522
Hawaiian Holdings, Inc.	1,384	53,561
International Consolidated Airlines Group SA (United Kingdom)	203,972	1,758,813
International Consolidated Airlines Group SA (United Kingdom)	197,159	1,703,014
Japan Airlines Co. Ltd. (Japan)	2,600	105,862
Nok Airlines PCL (Thailand)*	70,000	6,941
Pegasus Hava Tasimaciligi A/S (Turkey)*	1,956	17,819
Qantas Airways Ltd. (Australia)	359,507	1,610,535
SAS AB (Sweden)*	17,512	41,606
Shandong Airlines Co. Ltd. (China) (Class B Stock)	25,400	48,145
Singapore Airlines Ltd. (Singapore)	69,600	576,352
Southwest Airlines Co.	9,391	537,916
Thai Airways International PCL (Thailand)*	52,500	25,752
Turk Hava Yollari AO (Turkey)*	26,384	130,478

		10,362,856

Auto Components — 0.3%
Actron Technology Corp. (Taiwan)	4,000	14,611
Adient PLC.	2,594	155,017
Aisin Seiki Co. Ltd. (Japan)	5,900	321,981
ARB Corp. Ltd. (Australia)	6,915	105,856
Autoliv, Inc. (Sweden)(a)	1,450	211,613
Bridgestone Corp. (Japan)	15,900	699,502
Chaowei Power Holdings Ltd. (China)	140,000	76,216

A643

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	135,350	$221,068
China First Capital Group Ltd. (Hong Kong)*	116,000	54,609
Cie Generale des Etablissements Michelin SCA (France)	4,865	720,229
Cooper Tire & Rubber Co.	1,769	51,832
Cooper-Standard Holdings, Inc.*	588	72,212
Cub Elecparts, Inc. (Taiwan)	2,489	35,118
Delphi Technologies PLC.	1,411	67,234
Denso Corp. (Japan)	13,400	737,060
Depo Auto Parts Ind Co. Ltd. (Taiwan)	15,000	43,540
E-Lead Electronic Co. Ltd. (Taiwan)	5,000	4,738
Exedy Corp. (Japan)	4,100	129,727
FCC Co. Ltd. (Japan)	4,500	126,590
Federal Corp. (Taiwan)	112,224	49,084
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	73,600	284,692
Global PMX Co. Ltd. (Taiwan)	1,000	6,460
GUD Holdings Ltd. (Australia)	3,594	33,194
Halla Holdings Corp. (South Korea)	1,140	52,907
Hiroca Holdings Ltd. (China)	7,000	26,040
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	6,000	25,842
Hunan Tyen Machinery Co. Ltd. (China) (Class B Stock)*	28,800	11,298
Hyundai Mobis Co. Ltd. (South Korea)	2,683	640,888
Hyundai Wia Corp. (South Korea)	2,125	110,148
Iron Force Industrial Co. Ltd. (Taiwan)	3,000	10,227
Kenda Rubber Industrial Co. Ltd. (Taiwan)	54,545	68,787
Kordsa Teknik Tekstil A/S (Turkey)	171	343
KYB Corp. (Japan)	3,800	175,885
Lear Corp.	2,480	461,503
Leoni AG (Germany)	6,369	406,884
Macauto Industrial Co. Ltd. (Taiwan)	2,000	9,698
Mahle-Metal Leve SA (Brazil)	2,000	14,751
Mando Corp. (South Korea)	480	104,311
Metair Investments Ltd. (South Africa)	4,872	9,453
Minth Group Ltd. (China)	38,000	174,348
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	46,000	40,514
NHK Spring Co. Ltd. (Japan)	12,500	133,871
Nifco, Inc. (Japan)	3,600	121,215
Nissin Kogyo Co. Ltd. (Japan)	12,200	209,018
Rassini SAB de CV (Mexico) (Class A Stock)	15,200	34,171
SL Corp. (South Korea)	2,002	39,315
Somboon Advance Technology PCL (Thailand)	35,900	23,828
Sri Trang Agro-Industry PCL (Thailand)(a)	89,700	31,692
Sumitomo Riko Co. Ltd. (Japan)	4,100	41,326
Sumitomo Rubber Industries Ltd. (Japan)	7,100	130,905
Sungwoo Hitech Co. Ltd. (South Korea)	10,546	62,576
Taiho Kogyo Co. Ltd. (Japan)	2,000	28,626
Tianneng Power International Ltd. (China)	100,000	119,137
Tong Yang Industry Co. Ltd. (Taiwan)	35,000	63,285
Tupy SA (Brazil)	5,500	28,271
TYC Brother Industrial Co. Ltd. (Taiwan)	23,000	24,499
Unipres Corp. (Japan)	300	6,705
Valeo SA (France)	1,394	92,006
Visteon Corp.*	945	104,177

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	19,400	$41,029
Xingda International Holdings Ltd. (China)	134,000	45,700
Xinyi Glass Holdings Ltd. (Hong Kong)*	154,000	234,412
Yokohama Rubber Co. Ltd. (The) (Japan)	8,400	194,681
Zhejiang Shibao Co. Ltd. (China) (Class H Stock)	50,000	12,566

		8,389,021

Automobiles — 0.6%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	185,500	229,487
China Motor Corp. (Taiwan)	67,000	63,410
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	121,500	121,943
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	514,000	600,064
Fiat Chrysler Automobiles NV (United Kingdom)*	123,492	2,510,692
Ford Otomotiv Sanayi A/S (Turkey)	1,832	28,540
General Motors Co.	49,281	1,790,872
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	86,000	159,732
Harley-Davidson, Inc.	2,489	106,728
Honda Motor Co. Ltd. (Japan)	69,400	2,402,392
Hyundai Motor Co. (South Korea)	6,770	913,994
Jiangling Motors Corp. Ltd. (China) (Class B Stock)	7,700	11,609
Kia Motors Corp. (South Korea)	17,089	511,916
Mitsubishi Motors Corp. (Japan)(a)	19,700	140,885
Nissan Motor Co. Ltd. (Japan)(a)	92,400	953,766
Peugeot SA (France)	26,349	633,834
Piaggio & C SpA (Italy)	25,175	69,929
Qingling Motors Co. Ltd. (China) (Class H Stock)	188,000	61,834
Sanyang Motor Co. Ltd. (Taiwan)	86,000	63,702
Subaru Corp. (Japan)	17,800	589,229
Suzuki Motor Corp. (Japan)	7,600	412,629
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	3,774	25,436
Toyota Motor Corp. (Japan)	73,656	4,782,605
Yadea Group Holdings Ltd. (China), 144A	68,000	23,171
Yamaha Motor Co. Ltd. (Japan)	39,000	1,145,388
Yulon Motor Co. Ltd. (Taiwan)	140,000	108,828
Yulon Nissan Motor Co. Ltd. (Taiwan)	2,000	18,471

		18,481,086

Banks — 3.2%
77 Bank Ltd. (The) (Japan)	5,400	128,968
Agricultural Bank of China Ltd. (China) (Class H Stock)	3,157,000	1,812,887
Ajman Bank PJSC (United Arab Emirates)*	428,523	122,066
Albaraka Turk Katilim Bankasi A/S (Turkey)	35,642	14,251
Alior Bank SA (Poland)*	5,605	120,699
Alpha Bank AE (Greece)*	181,068	386,720
Aozora Bank Ltd. (Japan)	3,500	140,477
Associated Banc-Corp.	9,933	246,835
Awa Bank Ltd. (The) (Japan)	13,000	85,072
Banca Popolare di Sondrio SCPA (Italy)	26,648	105,560
Banco Bilbao Vizcaya Argentaria SA (Spain)	170,541	1,350,613

A644

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Banco de Chile (Chile)	1,027,818	$172,699
Banco de Credito e Inversiones SA (Chile)	2,928	217,207
Banco Santander Brasil SA (Brazil), ADS(a)	13,700	164,673
Banco Santander Chile (Chile), ADR	3,246	108,773
Bancolombia SA (Colombia), ADR	2,853	119,883
Bangkok Bank PCL (Thailand)	50,500	320,836
Bank Bukopin Tbk (Indonesia)	594,700	25,151
Bank Central Asia Tbk PT (Indonesia)	208,900	354,877
Bank CIMB Niaga Tbk PT (Indonesia)*	245,600	20,935
Bank Hapoalim BM (Israel)	64,433	443,101
Bank Mandiri Persero Tbk PT (Indonesia)	626,400	351,255
Bank Negara Indonesia Persero Tbk PT (Indonesia)	366,400	232,038
Bank of China Ltd. (China) (Class H Stock)	7,802,000	4,261,916
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	91,000	71,174
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,492,000	1,970,153
Bank of East Asia Ltd. (The) (Hong Kong)	68,836	275,819
Bank of Hawaii Corp.	818	67,976
Bank of Iwate Ltd. (The) (Japan)	1,900	76,813
Bank of Montreal (Canada)	14,300	1,080,200
Bank of Nova Scotia (The) (Canada)	21,700	1,336,680
Bank of Okinawa Ltd. (The) (Japan)	1,440	61,640
Bank of the Philippine Islands (Philippines)	59,710	134,511
Bank of the Ryukyus Ltd. (Japan)	7,400	114,414
Bank Pan Indonesia Tbk PT (Indonesia)*	487,800	37,997
Bank Pekao SA (Poland)	9,827	354,489
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	243,200	36,390
Bank Pembangunan Daerah Jawa Timur Tbk PT (Indonesia)	722,200	33,129
Bank Permata Tbk PT (Indonesia)*	308,600	13,144
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)*	1,839,800	482,836
Bank Tabungan Negara Persero Tbk PT
(Indonesia)	244,400	67,675
Bankia SA (Spain)	25,089	112,548
Bankinter SA (Spain)	13,152	135,404
BankUnited, Inc.	3,432	137,211
Banque Cantonale Vaudoise (Switzerland)	98	79,326
Banregio Grupo Financiero SAB de CV (Mexico)	6,200	38,169
BB&T Corp.	10,337	537,937
BDO Unibank, Inc. (Philippines)	46,070	123,537
Berkshire Hills Bancorp, Inc.	2,226	84,477
BIMB Holdings Bhd (Malaysia)	21,200	21,359
BNP Paribas SA (France)	21,529	1,593,926
BOC Hong Kong Holdings Ltd. (China)	74,500	365,481
CaixaBank SA (Spain)	102,306	487,761
Canadian Imperial Bank of Commerce (Canada)	8,800	776,758
Capitec Bank Holdings Ltd. (South Africa)	1,184	87,104
Chang Hwa Commercial Bank Ltd. (Taiwan)	635,421	369,196
Chemical Financial Corp.	2,768	151,354
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,319,000	910,081
China Construction Bank Corp. (China) (Class H Stock)	7,724,000	8,067,748

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
China Development Financial Holding Corp. (Taiwan)	659,000	$234,548
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	618,000	606,130
Citizens Financial Group, Inc.	45,366	1,904,465
Comerica, Inc.	20,589	1,975,103
Commerce Bancshares, Inc.	2,286	136,954
Commercial Bank PQSC (The) (Qatar)*	32,421	267,542
Commonwealth Bank of Australia (Australia)	25,831	1,444,515
Community Bank System, Inc.(a)	1,117	59,827
Credicorp Ltd. (Peru), (NYSE)	2,436	553,069
Credit Bank of Moscow PJSC (Russia)*	817,600	68,923
Credito Emiliano SpA (Italy)	7,535	65,920
CTBC Financial Holding Co. Ltd. (Taiwan)	1,643,578	1,187,629
Daishi Bank Ltd. (The) (Japan)	2,800	125,431
Danske Bank A/S (Denmark)	60,373	2,250,274
DBS Group Holdings Ltd. (Singapore)	40,070	846,373
DNB ASA (Norway)	18,631	366,979
Doha Bank QPSC (Qatar)	19,687	146,003
Dubai Islamic Bank PJSC (United Arab Emirates)	167,637	242,318
E.Sun Financial Holding Co. Ltd. (Taiwan)	853,021	576,501
Erste Group Bank AG (Austria)*	14,866	746,706
Far Eastern International Bank (Taiwan)	517,737	174,214
First Financial Holding Co. Ltd. (Taiwan)	926,194	645,987
First Republic Bank	1,856	171,884
FNB Corp.	10,375	139,544
Fulton Financial Corp.	9,513	168,856
Grupo Aval Acciones y Valores SA (Colombia), ADR	13,063	108,554
Grupo Elektra SAB de CV (Mexico)	2,555	71,686
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	87,400	144,657
Grupo Financiero Interacciones SA de CV (Mexico) (Class O Stock)	4,800	23,350
Gunma Bank Ltd. (The) (Japan)	38,400	220,747
Hana Financial Group, Inc. (South Korea)	11,519	496,436
Hang Seng Bank Ltd. (Hong Kong)	11,100	257,904
Hokkoku Bank Ltd. (The) (Japan)	3,800	150,804
Hokuetsu Bank Ltd. (The) (Japan)	1,000	22,029
Hong Leong Bank Bhd (Malaysia)	38,900	189,132
Hope Bancorp, Inc.	7,147	130,004
HSBC Holdings PLC (United Kingdom), (QMTF)	403,334	3,787,586
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	807,883	487,114
Huishang Bank Corp. Ltd. (China) (Class H Stock)	260,000	128,301
Hyakugo Bank Ltd. (The) (Japan)	21,000	100,994
Hyakujushi Bank Ltd. (The) (Japan)	25,000	85,075
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	6,429,000	5,602,784
ING Bank Slaski SA (Poland)*	2,139	123,146
Investors Bancorp, Inc.	10,004	136,455
Itau CorpBanca (Chile)	7,296,005	70,073
Itau Unibanco Holding SA (Brazil)	8,900	121,580
Iyo Bank Ltd. (The) (Japan)	24,600	188,869
Japan Post Bank Co. Ltd. (Japan)	10,800	146,566
Juroku Bank Ltd. (The) (Japan)	2,700	72,870

A645

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Jyske Bank A/S (Denmark)	6,130	$362,017
KB Financial Group, Inc. (South Korea)	12,659	734,187
KBC Group NV (Belgium)	6,194	538,986
Keiyo Bank Ltd. (The) (Japan)	18,000	81,260
KeyCorp.	71,792	1,403,534
Kiatnakin Bank PCL (Thailand)	37,400	86,294
King’s Town Bank Co. Ltd. (Taiwan)	124,000	157,829
Kiyo Bank Ltd. (The) (Japan)	6,300	101,615
Komercni banka A/S (Czech Republic)	5,988	273,116
Krung Thai Bank PCL (Thailand)	450,100	274,392
Laurentian Bank of Canada (Canada)	5,600	205,857
LH Financial Group PCL (Thailand)	592,006	30,895
M&T Bank Corp.	2,522	464,956
Malayan Banking Bhd (Malaysia)	265,300	722,691
Masraf Al Rayan QSC (Qatar)	14,936	145,186
MB Financial, Inc.	3,227	130,629
Mebuki Financial Group, Inc. (Japan)	25,620	99,518
Mega Financial Holding Co. Ltd. (Taiwan)	1,073,228	928,209
Metropolitan Bank & Trust Co. (Philippines)	72,326	119,100
Mitsubishi UFJ Financial Group, Inc. (Japan)	292,400	1,913,426
Mizrahi Tefahot Bank Ltd. (Israel)	15,643	299,656
Mizuho Financial Group, Inc. (Japan)(a)	1,063,300	1,937,735
Moneta Money Bank A/S (Czech Republic), 144A	35,811	148,336
Musashino Bank Ltd. (The) (Japan)	3,400	109,174
Nanto Bank Ltd. (The) (Japan)	1,400	38,229
National Australia Bank Ltd. (Australia)	48,569	1,072,234
National Bank Holdings Corp. (Class A Stock)	2,573	85,552
National Bank of Canada (Canada)	5,600	263,581
Nordea Bank AB (Sweden)	75,474	807,569
North Pacific Bank Ltd. (Japan)	24,400	82,393
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	4,800	122,429
Oita Bank Ltd. (The) (Japan)	1,400	52,306
Old National Bancorp	7,707	130,248
OTP Bank PLC (Hungary)	11,768	528,758
Oversea-Chinese Banking Corp. Ltd. (Singapore)	117,805	1,158,752
People’s United Financial, Inc.	7,880	147,041
PNC Financial Services Group, Inc. (The)	6,361	962,038
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	744,000	471,885
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	51,826	613,654
Public Bank Bhd (Malaysia)	131,100	815,130
Qatar International Islamic Bank QSC (Qatar)	3,100	42,601
Qatar Islamic Bank SAQ (Qatar)	5,888	157,941
Qatar National Bank QPSC (Qatar)	19,144	685,840
Regions Financial Corp.	92,980	1,727,568
Resona Holdings, Inc. (Japan)	93,200	500,946
Rizal Commercial Banking Corp. (Philippines)	61,200	53,669
Royal Bank of Canada (Canada)	22,500	1,738,037
Security Bank Corp. (Philippines)	13,090	60,546
Senshu Ikeda Holdings, Inc. (Japan)	43,000	164,033
Seven Bank Ltd. (Japan)	18,000	57,745

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Shengjing Bank Co. Ltd. (China) (Class H Stock), 144A	166,500	$124,826
Shiga Bank Ltd. (The) (Japan)	29,000	148,232
Shinhan Financial Group Co. Ltd. (South Korea)	19,493	831,557
Shinsei Bank Ltd. (Japan)	10,000	155,131
Siam Commercial Bank PCL (The) (Thailand)	89,300	410,570
Signature Bank*	1,397	198,304
SinoPac Financial Holdings Co. Ltd. (Taiwan)	1,317,856	468,650
Sociedad Matriz del Banco de Chile SA (Chile) (Class B Stock)	283,202	149,343
Societe Generale SA (France)	2,988	162,358
South State Corp.	963	82,144
SpareBank 1 Nord Norge (Norway)	12,684	100,798
SpareBank 1 SMN (Norway)	21,693	224,405
SpareBank 1 SR-Bank ASA (Norway)	13,776	151,423
St Galler Kantonalbank AG (Switzerland)	230	127,333
Sterling Bancorp	8,366	188,653
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,000	83,661
Suruga Bank Ltd. (Japan)	5,700	79,994
SVB Financial Group*	2,168	520,342
Svenska Handelsbanken AB (Sweden) (Class A Stock)	28,790	360,360
Swedbank AB (Sweden) (Class A Stock)	18,898	424,645
Sydbank A/S (Denmark)	16,817	616,766
Taichung Commercial Bank Co. Ltd. (Taiwan)	268,010	94,019
Taishin Financial Holding Co. Ltd. (Taiwan)	1,110,008	548,219
Taiwan Business Bank (Taiwan)	655,941	196,421
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	1,206,844	713,491
TCS Group Holding PLC (Russia), GDR	3,833	84,134
Thanachart Capital PCL (Thailand)	77,300	128,915
Tisco Financial Group PCL (Thailand)	21,900	61,749
TMB Bank PCL (Thailand)	2,118,500	171,180
Toho Bank Ltd. (The) (Japan)	20,000	77,396
Toronto-Dominion Bank (The) (Canada)	30,900	1,753,482
Trustmark Corp.(a)	2,982	92,919
Turkiye Garanti Bankasi A/S (Turkey)	102,986	285,563
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	97,814	177,657
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	135,232	52,285
U.S. Bancorp	21,287	1,074,994
UMB Financial Corp.	1,258	91,067
Umpqua Holdings Corp.	7,350	157,364
United Bankshares, Inc.	4,063	143,221
United Overseas Bank Ltd. (Singapore)	30,600	643,892
Valiant Holding AG (Switzerland)	1,101	130,457
Valley National Bancorp	9,424	117,423
VTB Bank PJSC (Russia), GDR(a)	288,085	564,070
Westpac Banking Corp. (Australia)	56,058	1,241,652
Wintrust Financial Corp.	1,987	170,981
Woori Bank (South Korea)	28,141	382,638
Yamaguchi Financial Group, Inc. (Japan)	15,000	185,623

A646

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Yapi ve Kredi Bankasi A/S (Turkey)*	84,219	$95,342

		98,429,292

Beverages — 0.5%
Ambev SA (Brazil), ADR(a)	42,500	308,975
Anheuser-Busch InBev SA/NV (Belgium)	12,425	1,366,090
Anhui Gujing Distillery Co. Ltd. (China) (Class B Stock)	5,700	28,651
Arca Continental SAB de CV (Mexico)	7,900	54,626
Asahi Group Holdings Ltd. (Japan)	6,700	360,317
Britvic PLC (United Kingdom)	7,558	72,403
Brown-Forman Corp. (Class B Stock)	2,403	130,723
Carabao Group PCL (Thailand) (Class F Stock)	8,700	17,302
Carlsberg A/S (Denmark) (Class B Stock)	15,658	1,863,863
Carlsberg Brewery Malaysia Bhd (Malaysia)	3,800	18,528
China Resources Beer Holdings Co. Ltd. (China)	42,336	184,553
Cia Cervecerias Unidas SA (Chile)	419	6,165
Coca-Cola Amatil Ltd. (Australia)	9,101	60,943
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	2,875	118,730
Coca-Cola Co. (The)	30,857	1,340,120
Coca-Cola European Partners PLC (United Kingdom)	3,041	126,688
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	52,100	344,554
Constellation Brands, Inc. (Class A Stock)	2,153	490,712
Cott Corp. (Canada)	5,400	79,427
Davide Campari-Milano SpA (Italy)	10,540	79,797
Diageo PLC (United Kingdom)	86,163	2,915,305
Dr. Pepper Snapple Group, Inc.	1,910	226,106
Emperador, Inc. (Philippines)	263,500	37,479
Fevertree Drinks PLC (United Kingdom)	1,402	51,771
Fomento Economico Mexicano SAB de CV (Mexico), ADR	7,230	661,039
Fraser & Neave Holdings Bhd (Malaysia)	4,200	36,109
Heineken Holding NV (Netherlands)	931	95,995
Heineken Malaysia Bhd (Malaysia)	2,800	15,196
Heineken NV (Netherlands)	1,009	108,522
Hey Song Corp. (Taiwan)	83,000	88,713
Hite Jinro Co. Ltd. (South Korea)	4,721	99,250
Ito En Ltd. (Japan)	1,100	43,057
Kirin Holdings Co. Ltd. (Japan)	16,800	445,986
Molson Coors Brewing Co. (Class B Stock)	24,551	1,849,427
Monster Beverage Corp.*	3,531	202,009
PepsiCo, Inc.	10,033	1,095,102
Pernod Ricard SA (France)	3,593	598,265
Remy Cointreau SA (France)	944	134,656
Royal Unibrew A/S (Denmark)	4,696	310,194
Sapporo Holdings Ltd. (Japan)	3,400	99,502
Stock Spirits Group PLC (United Kingdom)	57,908	201,893
Suntory Beverage & Food Ltd. (Japan)	900	43,812
Takara Holdings, Inc. (Japan)	9,600	106,440
Thai Beverage PCL (Thailand)	328,500	195,917
Tibet Water Resources Ltd. (Hong Kong)*	149,000	59,270
Treasury Wine Estates Ltd. (Australia)	7,652	99,975
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	18,000	94,531

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Vina Concha y Toro SA (Chile)	32,757	$70,819
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	14,800	37,980

		17,077,487

Biotechnology — 0.5%
3SBio, Inc. (China), 144A*	38,000	86,553
AbbVie, Inc.	8,589	812,949
Adimmune Corp. (Taiwan)*	6,000	4,111
Alexion Pharmaceuticals, Inc.*	11,937	1,330,498
Amgen, Inc.	15,965	2,721,712
Biogen, Inc.*	6,244	1,709,732
Celgene Corp.*	25,865	2,307,417
Celltrion, Inc. (South Korea)*	35	10,470
China Biologic Products Holdings, Inc. (China)*	1,000	80,999
CSL Ltd. (Australia)	2,417	291,197
Exelixis, Inc.*	16,231	359,517
Gilead Sciences, Inc.	14,372	1,083,505
Grifols SA (Spain)	3,876	109,888
Medigen Biotechnology Corp. (Taiwan)*	5,000	6,714
Mycenax Biotech, Inc. (Taiwan)*	6,000	5,504
Myriad Genetics, Inc.*	1,185	35,017
OBI Pharma, Inc. (Taiwan)*	1,000	6,327
Shanghai Haohai Biological Technology Co. Ltd. (China) (Class H Stock), 144A	10,100	63,453
Shire PLC	166	8,262
Shire PLC, ADR	7,288	1,088,754
Sinovac Biotech Ltd. (China)*	3,000	25,829
Sirtex Medical Ltd. (Australia)	1,377	29,442
Swedish Orphan Biovitrum AB (Sweden)*	34,365	613,029
United Therapeutics Corp.*	731	82,135
Vertex Pharmaceuticals, Inc.*	6,959	1,134,178
Vitrolife AB (Sweden)	1,617	114,451

		14,121,643

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	2,800	103,091
Asahi Glass Co. Ltd. (Japan)	6,600	276,588
Assa Abloy AB (Sweden) (Class B Stock)	13,465	291,860
Central Glass Co. Ltd. (Japan)	4,200	96,712
China Fangda Group Co. Ltd. (China) (Class B Stock)	21,600	13,660
dormakaba Holding AG (Switzerland)*	135	105,718
Dynasty Ceramic PCL (Thailand)	233,400	22,098
Elementia SAB de CV (Mexico), 144A*	24,400	26,749
Geberit AG (Switzerland)	265	117,189
LIXIL Group Corp. (Japan)	5,900	130,878
Masco Corp.	40,618	1,642,592
Nichias Corp. (Japan)	1,000	12,546
Nichiha Corp. (Japan)	1,900	71,964
Noritz Corp. (Japan)	3,400	61,701
Owens Corning	2,300	184,920
Sankyo Tateyama, Inc. (Japan)	4,500	66,935
Schweiter Technologies AG (Switzerland)	368	437,455
Simpson Manufacturing Co., Inc.	1,319	75,961
Sunspring Metal Corp. (Taiwan)	6,000	7,320
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	8,000	10,118

A647

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
TOTO Ltd. (Japan)	2,900	$152,049
Trakya Cam Sanayii A/S (Turkey)	22,020	28,585
Vanachai Group PCL (Thailand)	56,100	17,073
Xxentria Technology Materials Corp. (Taiwan)	10,251	22,721

		3,976,483

Capital Markets — 0.5%
Alaris Royalty Corp. (Canada)	3,100	39,437
Altamir (France)	7,805	126,192
Ashmore Group PLC (United Kingdom)	54,079	288,771
Asia Plus Group Holdings PCL (Thailand)	302,400	36,579
ASX Ltd. (Australia)	7,966	343,010
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	861	60,048
B3 SA - Brasil Bolsa Balcao (Brazil)	36,433	295,419
Banca Generali SpA (Italy)	2,941	94,888
Banco BTG Pactual SA (Brazil), UTS	18,620	129,719
BGC Partners, Inc. (Class A Stock)	15,114	203,283
Bolsa Mexicana de Valores SAB de CV (Mexico)	13,800	26,370
Bolsas y Mercados Espanoles SHMSF SA (Spain)	2,789	94,416
Brait SE (South Africa)*	29,718	90,877
Brewin Dolphin Holdings PLC (United Kingdom)	3,849	18,620
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	10,400	405,393
Bure Equity AB (Sweden)	1,562	17,192
Bursa Malaysia Bhd (Malaysia)	4,200	11,926
Capital Securities Corp. (Taiwan)	352,000	135,637
Cboe Global Markets, Inc.	730	83,293
China Bills Finance Corp. (Taiwan)	164,000	84,534
China Financial International Investments Ltd. (Hong Kong)*	420,000	14,522
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	1,930,000	818,108
China International Capital Corp. Ltd. (China) (Class H Stock), 144A	93,200	188,880
China Merchants Securities Co. Ltd. (China) (Class H Stock), 144A	97,000	139,501
CI Financial Corp. (Canada)	4,500	96,402
CME Group, Inc.	3,797	614,127
Country Group Development PCL (Thailand)*	580,100	31,426
CSC Financial Co. Ltd. (China) (Class H Stock), 144A	126,500	105,778
Deutsche Beteiligungs AG (Germany)	2,204	106,714
Deutsche Boerse AG (Germany)	2,022	276,414
Dubai Financial Market PJSC (United Arab Emirates)*	258,231	73,247
Euronext NV (Netherlands), 144A	2,893	211,446
Everbright Securities Co. Ltd. (China) (Class H Stock), 144A	136,800	159,541
FactSet Research Systems, Inc.(a)	275	54,841
GAM Holding AG (Switzerland)*	22,879	384,109
Gimv NV (Belgium)	5,962	360,638
Guotai Junan Securities Co. Ltd. (China) (Class H Stock), 144A*	92,600	201,545

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Haitong International Securities Group Ltd. (Hong Kong)	253,000	$147,323
Ichiyoshi Securities Co. Ltd. (Japan)	8,900	101,459
Intercontinental Exchange, Inc.	11,087	804,030
Intermediate Capital Group PLC (United Kingdom)	21,733	299,425
Investec Ltd. (South Africa)	29,212	228,135
Investment Technology Group, Inc.	1,999	39,460
Jafco Co. Ltd. (Japan)	8,400	386,429
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	405,168	118,084
JSE Ltd. (South Africa)	495	7,734
Jupiter Fund Management PLC (United Kingdom)	8,809	58,285
Kresna Graha Investama Tbk PT (Indonesia)*	920,900	45,131
Kyokuto Securities Co. Ltd. (Japan)	6,700	94,136
Man Group PLC (United Kingdom)	390,043	939,045
MarketAxess Holdings, Inc.	273	59,361
Marusan Securities Co. Ltd. (Japan)	21,000	199,530
Masterlink Securities Corp. (Taiwan)	215,131	68,591
Moscow Exchange MICEX-RTS PJSC (Russia)	64,640	132,685
MSCI, Inc.	784	117,184
Nasdaq, Inc.	2,033	175,285
NEX Group PLC (United Kingdom)	20,250	278,709
Orient Securities Co. Ltd. (China) (Class H Stock), 144A	108,000	101,118
OSK Holdings Bhd (Malaysia)	129,450	32,871
Partners Group Holding AG (Switzerland)	109	81,110
President Securities Corp. (Taiwan)*	121,818	61,890
S&P Global, Inc.	9,370	1,790,232
Shanghai Greencourt Investment Group Co. Ltd. (China) (Class B Stock)*	7,400	4,079
Singapore Exchange Ltd. (Singapore)	18,500	104,440
State Street Corp.	16,446	1,640,160
SVG Capital PLC (United Kingdom)*^	23,077	—
T. Rowe Price Group, Inc.	3,070	331,468
Thomson Reuters Corp. (Canada)	4,400	170,044
Waterland Financial Holdings Co. Ltd. (Taiwan)	234,998	82,400
Yintech Investment Holdings Ltd. (China), ADR(a)	1,900	17,993
Yuanta Financial Holding Co. Ltd. (Taiwan)	987,000	455,452
Zeder Investments Ltd. (South Africa)	22,306	11,609

		15,607,730

Chemicals — 0.8%
Acron PJSC (Russia)	574	42,203
ADEKA Corp. (Japan)	15,400	273,866
AECI Ltd. (South Africa)	5,445	53,072
African Oxygen Ltd. (South Africa)	3,650	9,588
Air Liquide SA (France)	5,261	645,618
Air Products & Chemicals, Inc.	1,543	245,383
Air Water, Inc. (Japan)	6,700	130,962
Alpek SAB de CV (Mexico)	21,700	30,151
Asahi Kasei Corp. (Japan)	31,500	421,024
Ashland Global Holdings, Inc.	1,573	109,780
Asia Polymer Corp. (Taiwan)	47,966	29,670
Axalta Coating Systems Ltd.*	2,258	68,169

A648

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Barito Pacific Tbk PT (Indonesia)*	222,400	$37,467
BASF SE (Germany)	36,155	3,668,012
Chemtrade Logistics Income Fund (Canada), UTS	5,600	66,895
China BlueChemical Ltd. (China) (Class H Stock)	368,000	104,010
China General Plastics Corp. (Taiwan)	24,081	25,997
China Man-Made Fiber Corp. (Taiwan)*	271,050	89,049
China Petrochemical Development Corp. (Taiwan)*	310,000	134,866
China Steel Chemical Corp. (Taiwan)	5,000	26,341
China Synthetic Rubber Corp. (Taiwan)	52,862	88,005
China XLX Fertiliser Ltd. (China)	29,000	12,105
Chr Hansen Holding A/S (Denmark)	1,234	106,799
Chugoku Marine Paints Ltd. (Japan)	8,000	79,359
Ciech SA (Poland)*	2,031	35,036
Corbion NV (Netherlands)	2,516	76,328
Croda International PLC (United Kingdom)	3,542	227,542
Daicel Corp. (Japan)	11,100	121,889
Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Japan)(a)	3,000	123,068
Danhua Chemical Technology Co. Ltd. (China) (Class B Stock)*	2,800	1,205
DuluxGroup Ltd. (Australia)	18,009	102,814
Eastern Polymer Group PCL (Thailand) (Class F Stock)	52,500	11,368
Eastman Chemical Co.	760	80,241
Ecolab, Inc.	1,547	212,047
Eternal Materials Co. Ltd. (Taiwan)	77,440	77,999
Everlight Chemical Industrial Corp. (Taiwan)	47,000	28,644
Formosa Chemicals & Fibre Corp. (Taiwan)	266,890	1,007,719
Formosa Plastics Corp. (Taiwan)	286,600	1,020,746
Formosan Rubber Group, Inc. (Taiwan)	63,270	32,683
Formosan Union Chemical (Taiwan)	41,505	26,955
Fufeng Group Ltd. (China)*	111,000	66,256
Fujimi, Inc. (Japan)	2,500	54,054
Givaudan SA (Switzerland)	69	157,413
Grand Pacific Petrochemical (Taiwan)	76,000	80,308
Green Seal Holding Ltd. (China)	16,000	27,101
Gurit Holding AG (Switzerland)*	90	73,243
Ho Tung Chemical Corp. (Taiwan)*	187,440	55,000
Huabao International Holdings Ltd. (Hong Kong)	74,000	49,393
Incitec Pivot Ltd. (Australia)	52,769	143,612
Ingevity Corp.*	779	57,405
International Flavors & Fragrances, Inc.	1,176	161,006
K+S AG (Germany)	6,780	195,820
Kaneka Corp. (Japan)	15,000	149,214
Kansai Paint Co. Ltd. (Japan)	4,300	100,505
Kolon Industries, Inc. (South Korea)	2,169	134,648
Koninklijke DSM NV (Netherlands)	18,511	1,837,142
Kuraray Co. Ltd. (Japan)	8,100	140,440
Kureha Corp. (Japan)	2,200	144,768
LCY Chemical Corp. (Taiwan)	47,000	71,977
Lenzing AG (Austria)	355	43,900
Linde AG (Germany)*	3,719	785,860
Lintec Corp. (Japan)	4,200	120,968
LyondellBasell Industries NV (Class A Stock)	17,446	1,843,693

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Monsanto Co.	2,961	$345,519
Nan Ya Plastics Corp. (Taiwan)	292,000	826,825
Nantex Industry Co. Ltd. (Taiwan)	23,605	19,067
Nippon Kayaku Co. Ltd. (Japan)	7,500	93,179
Nippon Shokubai Co. Ltd. (Japan)	1,700	117,540
Nitto Denko Corp. (Japan)	2,200	166,274
NOF Corp. (Japan)	5,000	151,202
Novozymes A/S (Denmark) (Class B Stock)	2,375	123,643
Nufarm Ltd. (Australia)	8,936	58,406
Nutrien Ltd. (Canada)	6,900	326,108
Omnia Holdings Ltd. (South Africa)	3,410	42,939
Petkim Petrokimya Holding A/S (Turkey)	17,097	35,225
Petronas Chemicals Group Bhd (Malaysia)	24,600	51,920
PhosAgro PJSC (Russia), GDR	3,343	48,607
PPG Industries, Inc.	1,683	187,823
Praxair, Inc.	2,169	312,987
San Fang Chemical Industry Co. Ltd. (Taiwan)	19,540	21,975
Sasol Ltd. (South Africa)	32,341	1,103,351
Scientex Bhd (Malaysia)	15,100	32,650
Scotts Miracle-Gro Co. (The)	808	69,286
Sensient Technologies Corp.	1,361	96,059
Sesoda Corp. (Taiwan)	22,262	22,950
Shanghai Chlor-Alkali Chemical Co. Ltd. (China) (Class B Stock)*	17,100	13,335
Shanghai Huayi Group Corp. Ltd. (China) (Class B Stock)	24,100	22,365
Sherwin-Williams Co. (The)	377	147,829
Shin-Etsu Chemical Co. Ltd. (Japan)	7,000	730,164
Shinkong Synthetic Fibers Corp. (Taiwan)	347,000	115,211
Sika AG (Switzerland)	30	235,325
Sinon Corp. (Taiwan)	57,000	33,651
Soda Sanayii A/S (Turkey)	11,391	15,838
Soulbrain Co. Ltd. (South Korea)	1,905	105,248
Stella Chemifa Corp. (Japan)	1,600	48,128
Sumitomo Bakelite Co. Ltd. (Japan)	15,000	132,804
Symrise AG (Germany)	1,769	142,439
Synthomer PLC (United Kingdom)	28,243	190,041
Taiwan Fertilizer Co. Ltd. (Taiwan)	123,000	163,729
Taiwan Styrene Monomer (Taiwan)	59,000	44,367
Taiyo Holdings Co. Ltd. (Japan)	1,600	68,267
Teijin Ltd. (Japan)	37,400	704,501
Tenma Corp. (Japan)	14,700	280,724
Tikkurila OYJ (Finland)	4,696	90,336
Toagosei Co. Ltd. (Japan)	11,800	139,608
Tokyo Ohka Kogyo Co. Ltd. (Japan)	2,200	80,027
Toray Industries, Inc. (Japan)	38,200	363,375
Tosoh Corp. (Japan)	5,400	104,798
Toyobo Co. Ltd. (Japan)	6,100	120,230
TSRC Corp. (Taiwan)	36,000	36,925
Ube Industries Ltd. (Japan)	5,600	164,094
UPC Technology Corp. (Taiwan)	103,525	67,284
USI Corp. (Taiwan)	88,940	44,601
Victory New Materials Ltd. Co. (Taiwan)	17,700	28,190
Victrex PLC (United Kingdom)	4,430	159,608
Yara International ASA (Norway)	5,064	216,385
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	7,000	19,861

A649

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Zeon Corp. (Japan)	22,800	$326,128

		25,587,352

Commercial Services & Supplies — 0.1%
ABM Industries, Inc.	2,087	69,873
Aeon Delight Co. Ltd. (Japan)	1,900	68,951
Babcock International Group PLC (United Kingdom)	15,563	146,084
Bilfinger SE (Germany)	2,358	107,537
Blue Label Telecoms Ltd. (South Africa)	37,228	40,659
Brady Corp. (Class A Stock)	1,551	57,620
Brambles Ltd. (Australia)	20,001	154,365
Cabcharge Australia Ltd. (Australia)	10,040	13,826
China Everbright International Ltd. (China)	96,000	135,550
China Greenland Broad Greenstate Group Co. Ltd. (China)	60,000	8,775
Cimpress NV (Netherlands)*(a)	330	51,051
Cintas Corp.	676	115,312
Clean Harbors, Inc.*	902	44,027
Cleanaway Co. Ltd. (Taiwan)	4,000	25,105
Copart, Inc.*	2,626	133,742
Covanta Holding Corp.(a)	5,288	76,675
Dai Nippon Printing Co. Ltd. (Japan)	9,300	193,263
Daiseki Co. Ltd. (Japan)	1,900	53,063
Derichebourg SA (France)	2,823	24,819
Dongjiang Environmental Co. Ltd. (China) (Class H Stock)	3,200	4,315
Duskin Co. Ltd. (Japan)	4,400	109,822
ECOVE Environment Corp. (Taiwan)	1,000	5,872
Essendant, Inc.	2,283	17,807
Greentown Service Group Co. Ltd. (China)	24,000	20,449
Healthcare Services Group, Inc.	1,123	48,828
Intrum Justitia AB (Sweden)(a)	2,217	63,043
KAR Auction Services, Inc.	7,246	392,733
Kokuyo Co. Ltd. (Japan)	4,500	87,503
L&K Engineering Co. Ltd. (Taiwan)	15,000	18,225
Loomis AB (Sweden) (Class B Stock)	2,511	90,650
Mitie Group PLC (United Kingdom)	27,597	61,515
Okamura Corp. (Japan)	5,400	74,384
Park24 Co. Ltd. (Japan)	2,700	73,676
Relia, Inc. (Japan)	5,000	61,143
Rentokil Initial PLC (United Kingdom)	38,090	145,197
Republic Services, Inc.(a)	3,360	222,533
Riverstone Holdings Ltd. (Singapore)	37,000	29,105
S-1 Corp. (South Korea)	957	86,437
Sato Holdings Corp. (Japan)	1,600	51,499
Secom Co. Ltd. (Japan)	2,500	186,213
Securitas AB (Sweden) (Class B Stock)	8,212	139,822
Shanghai Zhongyida Co. Ltd. (China) (Class B Stock)*	52,400	14,057
SmartGroup Corp. Ltd. (Australia)	8,780	73,706
Societe BIC SA (France)	687	68,292
Sohgo Security Services Co. Ltd. (Japan)	1,800	88,458
Steelcase, Inc. (Class A Stock)	4,718	64,165
Stericycle, Inc.*	1,678	98,213
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	2,000	15,526
Taiwan Secom Co. Ltd. (Taiwan)	7,135	22,073

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	27,150	$36,130
Toppan Forms Co. Ltd. (Japan)	6,400	70,879
Toppan Printing Co. Ltd. (Japan)	21,000	172,619
Transcontinental, Inc. (Canada) (Class A Stock)	4,700	92,844
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	3,080	16,961
Waste Connections, Inc., (TSX)	2,038	146,228
Waste Management, Inc.	3,171	266,745
YC Co. Ltd. (Taiwan)	51,313	24,344
Zhi Sheng Group Holdings Ltd. (China)*	8,000	792

		4,783,100

Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	24,000	79,284
ADTRAN, Inc.	2,532	39,373
China All Access Holdings Ltd. (Hong Kong)	138,000	43,990
Cisco Systems, Inc.	59,589	2,555,772
Denki Kogyo Co. Ltd. (Japan)	1,800	53,779
Eastern Communications Co. Ltd. (China) (Class B Stock)	17,000	10,163
EchoStar Corp. (Class A Stock)*	1,908	100,685
F5 Networks, Inc.*	7,929	1,146,613
Gemtek Technology Corp. (Taiwan)	34,000	31,927
Hitron Technology, Inc. (Taiwan)	18,000	13,469
InterDigital, Inc.	580	42,688
Juniper Networks, Inc.	4,901	119,241
Lanner Electronics, Inc. (Taiwan)	5,000	7,663
Lumentum Holdings, Inc.*	1,265	80,707
NetScout Systems, Inc.*	2,291	60,368
Nokia OYJ (Finland)	127,810	705,783
O-Net Technologies Group Ltd. (China)*	17,000	11,111
Senao Networks, Inc. (Taiwan)	2,000	8,886
Sercomm Corp. (Taiwan)	17,000	46,951
Shanghai Potevio Co. Ltd. (China) (Class B Stock)*	15,300	6,306
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	89,510	569,996
Unizyx Holding Corp. (Taiwan)	37,000	18,042
VTech Holdings Ltd. (Hong Kong)	7,400	93,907
Wistron NeWeb Corp. (Taiwan)	17,416	45,976
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A	18,500	86,874
Zinwell Corp. (Taiwan)	25,000	23,610

		6,003,164

Construction & Engineering — 0.2%
Acter Co. Ltd. (Taiwan)	2,000	15,497
Adhi Karya Persero Tbk PT (Indonesia)	189,800	28,801
Baoye Group Co. Ltd. (China) (Class H Stock)*	58,000	37,317
BES Engineering Corp. (Taiwan)	244,000	67,483
Boustead Singapore Ltd. (Singapore)	52,900	32,882
Bouygues SA (France)	4,915	246,430
Budimex SA (Poland)	295	17,341
CH Karnchang PCL (Thailand)	21,500	16,203

A650

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
China Energy Engineering Corp. Ltd. (China) (Class H Stock)	1,386,000	$257,113
China Railway Group Ltd. (China) (Class H Stock)	312,000	217,294
China State Construction International Holdings Ltd. (China)	132,000	162,111
Cie d’Entreprises CFE (Belgium)	1,171	159,359
COMSYS Holdings Corp. (Japan)	4,000	106,344
Continental Holdings Corp. (Taiwan)	85,300	47,576
CTCI Corp. (Taiwan)	23,000	37,629
Daiho Corp. (Japan)	11,000	61,820
Ellaktor SA (Greece)*	20,207	39,020
EMCOR Group, Inc.	1,206	93,984
Ferrovial SA (Spain)	10,740	224,549
GEK Terna Holding Real Estate Construction SA (Greece)*	6,942	41,802
Group Five Ltd. (South Africa)	5,076	3,401
Hazama Ando Corp. (Japan)	12,500	94,852
IJM Corp. Bhd (Malaysia)	176,600	123,122
Iskandar Waterfront City Bhd (Malaysia)*	23,000	6,677
JGC Corp. (Japan)(a)	7,500	163,294
Kajima Corp. (Japan)	28,000	263,238
Kandenko Co. Ltd. (Japan)	6,000	68,764
Kinden Corp. (Japan)	5,300	88,657
Kumagai Gumi Co. Ltd. (Japan)	2,000	63,051
Kung Sing Engineering Corp. (Taiwan)	42,000	22,184
Kyowa Exeo Corp. (Japan)	3,400	91,010
Maeda Corp. (Japan)	8,300	96,970
Maeda Road Construction Co. Ltd. (Japan)	4,000	80,357
Maire Tecnimont SpA (Italy)	12,378	63,664
Mirait Holdings Corp. (Japan)	5,400	86,357
Murray & Roberts Holdings Ltd. (South Africa)	30,468	35,498
Nippo Corp. (Japan)	3,000	67,630
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	59,056
Nippon Road Co. Ltd. (The) (Japan)	700	34,565
Obayashi Corp. (Japan)	24,200	266,584
Penta-Ocean Construction Co. Ltd. (Japan)	8,700	64,187
Per Aarsleff Holding A/S (Denmark)	426	15,926
PESTECH International Bhd (Malaysia)	11,500	4,651
PP Persero Tbk PT (Indonesia)	174,400	33,261
Raito Kogyo Co. Ltd. (Japan)	6,900	72,663
Raubex Group Ltd. (South Africa)	7,049	12,050
Rich Development Co. Ltd. (Taiwan)	127,000	46,505
Run Long Construction Co. Ltd. (Taiwan)	8,000	14,224
Salfacorp SA (Chile)	39,993	75,920
Salini Impregilo SpA (Italy)	12,346	36,646
Sanki Engineering Co. Ltd. (Japan)	1,200	13,375
Shimizu Corp. (Japan)	19,000	169,494
SHO-BOND Holdings Co. Ltd. (Japan)	1,200	89,397
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	222,000	221,411
Sino-Thai Engineering & Construction PCL (Thailand)	30,500	18,289
Skanska AB (Sweden) (Class B Stock)	8,649	177,329
SNC-Lavalin Group, Inc. (Canada)	2,400	105,381
SOCAM Development Ltd. (Hong Kong)*	64,000	13,779
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	48,131
Taikisha Ltd. (Japan)	4,500	146,536

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Taisei Corp. (Japan)	5,500	$282,093
Tekfen Holding A/S (Turkey)	9,357	40,407
TOA ROAD Corp. (Japan)	1,000	38,001
Toda Corp. (Japan)	12,000	87,221
Totetsu Kogyo Co. Ltd. (Japan)	2,200	68,713
Trakcja SA (Poland)	2,950	5,860
TRC Construction PCL (Thailand)	162,400	4,413
Unique Engineering & Construction PCL (Thailand)	63,000	25,883
United Engineers Ltd. (Singapore)	37,200	74,051
United Integrated Services Co. Ltd. (Taiwan)	10,000	22,573
Valmont Industries, Inc.	511	74,759
Vinci SA (France)	8,571	844,202
Waskita Karya Persero Tbk PT (Indonesia)	232,000	41,853
WCT Holdings Bhd (Malaysia)*	48,468	16,746
Wijaya Karya Persero Tbk PT (Indonesia)	235,300	28,860
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,603	20,997
WSP Global, Inc. (Canada)	1,700	78,300
Yokogawa Bridge Holdings Corp. (Japan)	4,000	86,033

		6,909,606

Construction Materials — 0.1%
Asia Cement Corp. (Taiwan)	267,000	259,322
Cahya Mata Sarawak Bhd (Malaysia)	27,000	26,950
Cementos Argos SA (Colombia)	16,183	56,124
Cementos Pacasmayo SAA (Peru)	22,803	56,901
CEMEX Holdings Philippines, Inc. (Philippines), 144A*	240,400	16,812
CEMEX Latam Holdings SA (Colombia)*	9,758	31,082
CHC Resources Corp. (Taiwan)	4,000	8,225
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)	545	1,857
CRH PLC (Ireland)	15,663	530,537
CSG Holding Co. Ltd. (China) (Class B Stock)	30,000	17,238
Goldsun Building Materials Co. Ltd. (Taiwan)*	271,000	87,758
Huaxin Cement Co. Ltd. (China) (Class B Stock)	21,400	28,948
Imerys SA (France)	1,254	121,869
Magnesita Refratarios SA (Brazil)	2,120	37,379
PPC Ltd. (South Africa)*	63,391	42,033
Qatar National Cement Co. QSC (Qatar)	2,111	32,495
Semen Baturaja Persero Tbk PT (Indonesia)	27,000	8,054
Shanghai Yaohua Pilkington Glass Group Co. Ltd. (China) (Class B Stock)	43,900	25,164
Siam Cement PCL (The) (Thailand)	12,550	198,379
Siam City Cement PCL (Thailand)	6,700	55,571
Sumitomo Osaka Cement Co. Ltd. (Japan)	26,000	114,770
Taiheiyo Cement Corp. (Japan)	3,900	140,085
Taiwan Cement Corp. (Taiwan)	230,000	290,147
Titan Cement Co. SA (Greece)	3,896	96,987
Tongfang Kontafarma Holdings Ltd. (China)*	120,000	6,732
TPI Polene PCL (Thailand)	582,300	31,859
Universal Cement Corp. (Taiwan)	68,538	52,215
Waskita Beton Precast Tbk PT (Indonesia)	744,400	22,510

A651

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
West China Cement Ltd. (China)*	360,000	$68,743

		2,466,746

Consumer Finance — 0.2%
AEON Credit Service M Bhd (Malaysia)	6,300	20,066
Ally Financial, Inc.	67,352	1,828,607
American Express Co.	8,132	758,553
Cembra Money Bank AG (Switzerland)*	81	7,185
China Financial Services Holdings Ltd. (China)	300,000	25,339
Chong Sing Holdings FinTech Gr (China)*	300,000	39,493
Credit Saison Co. Ltd. (Japan)	8,900	148,964
Discover Financial Services	7,215	518,975
FirstCash, Inc.	1,144	92,950
Flying Financial Service Holdings Ltd. (China)	95,000	10,335
Green Dot Corp. (Class A Stock)*	953	61,144
KRUK SA (Poland)	776	49,504
Muangthai Leasing PCL (Thailand) (Class F Stock)	20,100	24,511
Nelnet, Inc. (Class A Stock)	1,524	79,873
Samsung Card Co. Ltd. (South Korea)	2,442	82,380
Santander Consumer USA Holdings, Inc.	13,520	220,376
Sun Hung Kai & Co. Ltd. (Hong Kong)	260,000	162,000
Synchrony Financial	67,811	2,273,703
Unifin Financiera SAB de CV SOFOM ENR (Mexico)	4,400	15,095
Yulon Finance Corp. (Taiwan)	8,000	33,567

		6,452,620

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	5,239	57,369
AptarGroup, Inc.	1,229	110,401
Avery Dennison Corp.	659	70,019
Ball Corp.	3,322	131,917
Beijing Enterprises Clean Energy Group Ltd. (China)*	1,200,000	39,338
Bemis Co., Inc.	1,303	56,707
Berry Global Group, Inc.*	1,535	84,133
CCL Industries, Inc. (Canada) (Class B Stock)	2,200	111,063
Cheng Loong Corp. (Taiwan)	150,000	84,037
CPMC Holdings Ltd. (China)	73,000	47,143
Fuji Seal International, Inc. (Japan)	2,000	79,756
Graphic Packaging Holding Co.	16,035	246,137
Greatview Aseptic Packaging Co. Ltd. (China)	106,000	71,584
Huhtamaki OYJ (Finland)	2,451	107,550
Klabin SA (Brazil), UTS	18,100	112,445
Mpact Ltd. (South Africa)	12,828	31,473
Nampak Ltd. (South Africa)*	47,226	60,786
Orora Ltd. (Australia)	29,178	74,545
Packaging Corp. of America	984	110,897
Rengo Co. Ltd. (Japan)	16,300	140,899
RPC Group PLC (United Kingdom)	5,938	64,415
Sealed Air Corp.	486	20,796
Silgan Holdings, Inc.	2,999	83,522
Smurfit Kappa Group PLC (Ireland)	6,095	247,442
Sonoco Products Co.	1,365	66,203

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	34,000	$65,590
Vitro SAB de CV (Mexico) (Class A Stock)	3,300	10,898
WestRock Co.	9,752	625,786
Youyuan International Holdings Ltd. (China)*	100,000	40,647

		3,053,498

Distributors — 0.0%
Canon Marketing Japan, Inc. (Japan)	1,100	29,759
China Animation Characters Co. Ltd. (Hong Kong)	32,000	11,740
Chori Co. Ltd. (Japan)	1,200	22,702
Dah Chong Hong Holdings Ltd. (China)	64,000	32,494
D’ieteren SA/NV (Belgium)	4,428	179,254
Genuine Parts Co.	2,091	187,855
Inchcape PLC (United Kingdom)	64,280	623,176
Paltac Corp. (Japan)	2,000	108,991
Pool Corp.	553	80,860
Test Rite International Co. Ltd. (Taiwan)	37,000	29,826
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	87,000	69,752

		1,376,409

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.*	1,889	89,822
Advtech Ltd. (South Africa)	833	1,110
Benesse Holdings, Inc. (Japan)	1,900	69,121
Bright Scholar Education Holdings Ltd. (China), ADR*	2,400	37,055
China Distance Education Holdings Ltd. (China), ADR	1,200	9,803
China Maple Leaf Educational Systems Ltd. (China)	36,000	48,559
Curro Holdings Ltd. (South Africa)*	3,899	10,531
ESCRIT, Inc. (Japan)	6,900	56,417
Estacio Participacoes SA (Brazil)	6,600	69,949
Fu Shou Yuan International Group Ltd. (China)	53,000	52,761
GAEC Educacao SA (Brazil)	2,600	20,074
Graham Holdings Co. (Class B Stock)	113	68,054
Grand Canyon Education, Inc.*	1,138	119,399
Houghton Mifflin Harcourt Co.*	4,247	29,517
InvoCare Ltd. (Australia)	7,425	74,456
Kroton Educacional SA (Brazil)	43,016	177,852
Lung Yen Life Service Corp. (Taiwan)	12,000	26,073
Meiko Network Japan Co. Ltd. (Japan)	12,200	147,333
Navitas Ltd. (Australia)	9,258	35,645
New Oriental Education & Technology Group, Inc. (China), ADR	3,200	280,480
Regis Corp.*	2,702	40,881
Ser Educacional SA (Brazil), 144A	1,800	10,970
Service Corp. International	1,604	60,535
ServiceMaster Global Holdings, Inc.*	1,726	87,767
Stadio Holdings Ltd. (South Africa)*	3,899	1,887
Studio Alice Co. Ltd. (Japan)	6,000	145,425
TAL Education Group (China), ADR	6,900	255,921
Tarena International, Inc. (China), ADR(a)	2,500	28,050
Virscend Education Co. Ltd. (China), 144A	28,000	17,491

A652

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
Wisdom Education International Holdings Co. Ltd. (China)	34,000	$24,008

		2,096,946

Diversified Financial Services — 0.4%
Alexander Forbes Group Holdings Ltd. (South Africa)	18,926	11,517
Amanat Holdings PJSC (United Arab Emirates)	307,850	111,590
AMP Ltd. (Australia)	46,577	179,749
Ayala Corp. (Philippines)	6,790	123,899
Berkshire Hathaway, Inc. (Class B Stock)*	26,783	5,342,673
China Merchants China Direct Investments Ltd. (China)	26,000	43,326
Corp Financiera Alba SA (Spain)	2,472	149,536
Corp Financiera Colombiana SA (Colombia), (BVC)	1	9
EXOR NV (Netherlands)	1,815	129,199
Far East Horizon Ltd. (China)	275,000	292,080
Financial Products Group Co. Ltd. (Japan)	20,700	266,714
First Pacific Co. Ltd. (Hong Kong)	182,000	98,912
Fubon Financial Holding Co. Ltd. (Taiwan)	703,000	1,217,949
Grupo de Inversiones Suramericana SA (Colombia)	16,490	220,019
Gulf General Investment Co. (United Arab Emirates)*	957,654	84,465
Inversiones La Construccion SA (Chile)	945	18,595
KBC Ancora (Belgium)	6,897	425,594
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,949	211,998
Metro Pacific Investments Corp. (Philippines)	798,400	80,508
ORIX Corp. (Japan)	107,900	1,904,893
Remgro Ltd. (South Africa)	19,924	373,458
Salam International Investment Ltd. QSC (Qatar)	12,774	20,499
SHUAA Capital PSC (United Arab Emirates)*	208,849	59,685
Sofina SA (Belgium)	1,563	265,167

		11,632,034

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	100,406	3,579,474
BCE, Inc. (Canada)	2,622	112,829
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	89,027	114,106
BT Group PLC (United Kingdom)	127,714	407,638
CenturyLink, Inc.	11,781	193,562
China Communications Services Corp. Ltd. (China) (Class H Stock)	450,000	270,769
China Telecom Corp. Ltd. (China) (Class H Stock)	2,574,000	1,141,651
China Unicom Hong Kong Ltd. (China)*	558,000	713,850
Chunghwa Telecom Co. Ltd. (Taiwan)	196,000	755,260
CITIC Telecom International Holdings Ltd. (China)	377,000	109,224
Consolidated Communications Holdings, Inc.	1,789	19,607
Deutsche Telekom AG (Germany)	48,724	797,160

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Elisa OYJ (Finland)	1,861	$84,172
Hellenic Telecommunications Organization SA (Greece)	11,490	155,754
HKT Trust & HKT Ltd. (Hong Kong)	77,000	97,080
Iliad SA (France)	426	88,192
Inmarsat PLC (United Kingdom)	9,989	50,790
Koninklijke KPN NV (Netherlands)	44,833	134,813
KT Corp. (South Korea)	5,655	145,604
Link Net Tbk PT (Indonesia)	36,700	13,878
Magyar Telekom Telecommunications PLC (Hungary)	55,892	99,742
Netia SA (Poland)	34,721	53,927
Nippon Telegraph & Telephone Corp. (Japan)	21,100	984,380
O2 Czech Republic A/S (Czech Republic)	2,242	31,012
Oi SA (Brazil)*	24,200	29,101
Orange Polska SA (Poland)*	76,694	130,164
Orange SA (France)	51,608	877,226
Proximus SADP (Belgium)	1,908	59,324
Rostelecom PJSC (Russia)	75,580	89,161
Singapore Telecommunications Ltd. (Singapore)	111,200	287,196
Spark New Zealand Ltd. (New Zealand)	39,808	96,592
Swisscom AG (Switzerland)	159	78,881
Telecom Italia SpA (Italy), (AQXE)*	349,168	331,533
Telecom Italia SpA (Italy), (SGMX)	188,776	157,170
Telefonica Brasil SA (Brazil), ADR(a)	21,200	325,632
Telefonica Deutschland Holding AG (Germany)	23,507	110,457
Telefonica SA (Spain)	76,660	759,460
Telekom Malaysia Bhd (Malaysia)	77,900	104,916
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,095,500	288,067
Telenor ASA (Norway)	4,668	106,156
Telesites SAB de CV (Mexico)*	18,300	14,364
Telia Co. AB (Sweden)	79,659	375,332
Telkom SA SOC Ltd. (South Africa)	20,224	90,816
Telstra Corp. Ltd. (Australia)	38,423	93,010
TELUS Corp. (Canada)	1,300	45,708
Thaicom PCL (Thailand)	57,600	21,912
TIME dotCom Bhd (Malaysia)	15,800	34,085
Tower Bersama Infrastructure Tbk PT (Indonesia)	45,400	18,414
Turk Telekomunikasyon A/S (Turkey)*	18,651	31,850
Verizon Communications, Inc.	54,299	2,596,578
Vocus Group Ltd. (Australia)	22,500	38,778

		17,346,357

Electric Utilities — 0.6%
ALLETE, Inc.	1,790	129,328
Alliant Energy Corp.	4,580	187,139
Alupar Investimento SA (Brazil), UTS	1,743	9,445
American Electric Power Co., Inc.	5,284	362,430
Avangrid, Inc.	2,086	106,636
Celsia SA ESP (Colombia)	21,731	35,116
Centrais Eletricas Brasileiras SA (Brazil)*	20,600	130,285
CEZ A/S (Czech Republic)	16,875	420,287
Chubu Electric Power Co., Inc. (Japan)	21,300	305,692

A653

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Chugoku Electric Power Co., Inc. (The) (Japan)	8,800	$107,505
Cia Paranaense de Energia (Brazil)	1,900	13,294
CK Infrastructure Holdings Ltd. (Hong Kong)	16,000	131,141
CLP Holdings Ltd. (Hong Kong)	25,500	259,998
Contact Energy Ltd. (New Zealand)	23,808	90,789
Duke Energy Corp.	10,168	787,715
Edison International	5,644	359,297
EDP - Energias de Portugal SA (Portugal)	76,589	291,008
EDP - Energias do Brasil SA (Brazil)	11,000	44,447
El Paso Electric Co.	2,026	103,325
Elia System Operator SA/NV (Belgium)	1,357	84,839
Emera, Inc. (Canada)	5,400	170,842
Endesa SA (Spain)	8,405	185,164
Enea SA (Poland)	38,801	104,625
Enel Chile SA (Chile)	1,066,148	138,110
Enel SpA (Italy)	116,497	712,871
Energa SA (Poland)	25,116	70,817
Engie Energia Chile SA (Chile)	40,080	87,978
Entergy Corp.	2,808	221,214
Equatorial Energia SA (Brazil)	2,900	63,069
Eversource Energy	2,638	155,431
EVN AG (Austria)	3,543	69,160
Exelon Corp.	17,310	675,263
Federal Grid Co. Unified Energy System PJSC (Russia)	49,970,000	154,798
First Philippine Holdings Corp. (Philippines)	36,340	46,033
FirstEnergy Corp.(a)	6,874	233,785
Fortis, Inc. (Canada)	6,500	219,416
Fortum OYJ (Finland)(a)	10,870	233,520
Great Plains Energy, Inc.	3,922	124,680
Hawaiian Electric Industries, Inc.	3,663	125,934
Hokkaido Electric Power Co., Inc. (Japan)*	10,100	66,972
Hokuriku Electric Power Co. (Japan)	8,200	71,652
Iberdrola SA (Spain)	136,560	1,004,180
IDACORP, Inc.	2,371	209,288
Infratil Ltd. (New Zealand)	57,325	128,889
Inter RAO UES PJSC (Russia)	2,497,000	167,075
Kansai Electric Power Co., Inc. (The) (Japan)	21,700	283,718
Korea District Heating Corp. (South Korea)	1,333	104,186
Korea Electric Power Corp. (South Korea)	18,902	585,216
Kyushu Electric Power Co., Inc. (Japan)	13,000	157,008
Light SA (Brazil)*	2,600	10,553
Manila Electric Co. (Philippines)	3,310	20,190
Mosenergo PJSC (Russia)	939,000	47,630
NextEra Energy, Inc.	4,496	734,332
OGE Energy Corp.	3,154	103,357
Okinawa Electric Power Co., Inc. (The) (Japan)	3,932	111,011
Orsted A/S (Denmark), 144A	2,862	186,207
PG&E Corp.	18,480	811,826
PGE Polska Grupa Energetyczna SA (Poland)*	119,778	347,163
Pinnacle West Capital Corp.	326	26,015
PNM Resources, Inc.	2,649	101,324
Portland General Electric Co.	3,100	125,581
Power Assets Holdings Ltd. (Hong Kong)	21,500	192,068
PPL Corp.	9,842	278,430

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Public Power Corp. SA (Greece)*	29,903	$95,314
Red Electrica Corp. SA (Spain)	4,560	94,130
Rosseti PJSC (Russia)	5,227,000	69,656
RusHydro PJSC (Russia)	15,050,000	198,851
Shikoku Electric Power Co., Inc. (Japan)	23,200	277,730
Southern Co. (The)	15,356	685,799
SSE PLC (United Kingdom)	14,002	251,186
Tauron Polska Energia SA (Poland)*	198,688	141,150
Tenaga Nasional Bhd (Malaysia)	187,300	783,777
Terna Rete Elettrica Nazionale SpA (Italy)	9,591	56,049
Tohoku Electric Power Co., Inc. (Japan)	12,800	174,122
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	55,400	217,001
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	9,500	62,356
Trustpower Ltd. (New Zealand)	18,672	75,639
Verbund AG (Austria)	5,707	165,612
Westar Energy, Inc.	1,676	88,141
Xcel Energy, Inc.	4,898	222,761

		17,285,571

Electrical Equipment — 0.1%
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	5,000	4,290
AMETEK, Inc.	3,531	268,250
Chicony Power Technology Co. Ltd. (Taiwan)	10,110	20,682
China Electric Manufacturing Corp. (Taiwan)*	66,000	24,129
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	42,000	66,241
Chiyoda Integre Co. Ltd. (Japan)	1,300	30,629
Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	37,375	27,828
Emerson Electric Co.	4,921	336,104
Endo Lighting Corp. (Japan)	2,700	27,274
Foshan Electrical and Lighting Co. Ltd. (China) (Class B Stock)	17,300	13,053
Futaba Corp. (Japan)	3,800	78,600
Gunkul Engineering PCL (Thailand)	199,466	22,492
Hangzhou Steam Turbine Co. Ltd. (China) (Class B Stock)*	59,700	57,577
Jiangnan Group Ltd. (China)	300,000	18,591
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	3,000	15,023
Legrand SA (France)	3,399	266,688
Longwell Co. (Taiwan)	11,000	18,630
Melrose Industries PLC (United Kingdom)	45,207	146,475
Nidec Corp. (Japan)	2,100	323,208
Nitto Kogyo Corp. (Japan)	3,300	51,130
OSRAM Licht AG (Germany)	1,478	108,762
Philips Lighting NV (Netherlands), 144A	3,919	147,343
PIE Industrial Bhd (Malaysia)	19,200	7,438
Prysmian SpA (Italy)	4,092	128,498
Sino-American Electronic Co. Ltd. (Taiwan)^	1,183	122
Tatsuta Electric Wire and Cable Co. Ltd. (Japan)	8,300	49,766
Tech Pro Technology Development Ltd. (Hong Kong)*^	731,600	9

A654

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Teco Electric and Machinery Co. Ltd. (Taiwan)	153,000	$127,351
Thermon Group Holdings, Inc.*	2,956	66,244
Toyo Tanso Co. Ltd. (Japan)	600	18,608
Ushio, Inc. (Japan)	7,100	95,330
Vestas Wind Systems A/S (Denmark)	13,063	926,696
Voltronic Power Technology Corp. (Taiwan)	2,102	40,842
Walsin Lihwa Corp. (Taiwan)	347,000	213,963
Well Shin Technology Co. Ltd. (Taiwan)	7,000	12,856
Zhuzhou CRRC Times Electric Co. Ltd. (China) (Class H Stock)	58,100	282,954
Zippy Technology Corp. (Taiwan)	5,000	6,232

		4,049,908

Electronic Equipment, Instruments & Components — 0.6%
AAC Technologies Holdings, Inc. (China)	20,500	375,654
Alviva Holdings Ltd. (South Africa)	6,844	12,406
Amano Corp. (Japan)	4,800	128,281
Amphenol Corp. (Class A Stock)	1,855	159,771
Anritsu Corp. (Japan)	3,600	44,030
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
Apex International Co. Ltd. (Taiwan)	18,224	11,933
Arisawa Manufacturing Co. Ltd. (Japan)	15,300	140,195
AU Optronics Corp. (Taiwan)	1,318,000	611,080
AVY Precision Technology, Inc. (Taiwan)	6,337	11,056
Azbil Corp. (Japan)	2,900	136,585
Barco NV (Belgium)	1,224	150,607
Benchmark Electronics, Inc.	3,090	92,237
Canon Electronics, Inc. (Japan)	4,200	92,544
CDW Corp.	2,418	170,010
Chang Wah Electromaterials, Inc. (Taiwan)	3,600	18,605
Channel Well Technology Co. Ltd. (Taiwan)	18,000	19,833
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	34,000	48,077
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	274,000	215,158
China Soft Power Technology Holdings Ltd. (Hong Kong)*	546,000	8,557
Chin-Poon Industrial Co. Ltd. (Taiwan)	29,000	52,323
Chroma ATE, Inc. (Taiwan)	11,000	68,445
Citizen Watch Co. Ltd. (Japan)	33,800	237,065
Coretronic Corp. (Taiwan)	58,000	86,816
Co-Tech Development Corp. (Taiwan)*	18,000	26,848
Coxon Precise Industrial Co. Ltd. (Taiwan)*	27,000	27,590
CyberPower Systems, Inc. (Taiwan)	5,000	15,678
Dai-ichi Seiko Co. Ltd. (Japan)	8,700	176,118
Daiwabo Holdings Co. Ltd. (Japan)	3,100	134,271
DataTec Ltd. (South Africa)*	20,409	35,697
Delta Electronics Thailand PCL (Thailand)	24,100	51,097
Delta Electronics, Inc. (Taiwan)	81,000	364,745
Dolby Laboratories, Inc. (Class A Stock)	1,578	100,298
Dongxu Optoelectronic Technology Co. Ltd. (China) (Class B Stock)	14,400	8,595
E Ink Holdings, Inc. (Taiwan)	54,000	90,418
Edom Technology Co. Ltd. (Taiwan)	16,000	10,168
Electrocomponents PLC (United Kingdom)	22,334	188,070
Elite Material Co. Ltd. (Taiwan)	17,000	56,414
FIH Mobile Ltd. (China)	401,000	87,203
FIT Hon Teng Ltd. (Taiwan), 144A	24,000	11,151

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
FLIR Systems, Inc.	2,325	$116,273
Flytech Technology Co. Ltd. (Taiwan)	8,000	22,183
GeoVision, Inc. (Taiwan)	4,722	4,774
Hamamatsu Photonics KK (Japan)	2,500	96,177
Hana Microelectronics PCL (Thailand)	47,500	49,440
HannStar Display Corp. (Taiwan)	379,000	132,370
HannsTouch Solution, Inc. (Taiwan)*	61,000	16,833
Hexagon AB (Sweden) (Class B Stock)	4,922	293,789
Hirose Electric Co. Ltd. (Japan)	877	121,121
Hollysys Automation Technologies Ltd. (China)	4,000	98,879
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,370,297	4,273,917
Horiba Ltd. (Japan)	1,400	107,758
Hosiden Corp. (Japan)	4,800	60,389
II-VI, Inc.*	1,917	78,405
Inficon Holding AG (Switzerland)*	493	302,968
Ingenico Group SA (France)	1,511	122,644
Innolux Corp. (Taiwan)	1,388,000	613,477
Isra Vision AG (Germany)	497	104,572
ITEQ Corp. (Taiwan)	15,000	35,811
Itron, Inc.*	1,070	76,559
Jabil, Inc.	5,881	168,961
Japan Aviation Electronics Industry Ltd. (Japan)	14,000	195,517
Jenoptik AG (Germany)	12,427	439,152
Ju Teng International Holdings Ltd. (Hong Kong)	202,000	50,010
Kapsch TrafficCom AG (Austria)	1,020	50,005
KCE Electronics PCL (Thailand)	24,000	51,353
Keyence Corp. (Japan)	700	437,261
Keysight Technologies, Inc.*	2,638	138,205
Kingboard Chemical Holdings Ltd. (Hong Kong)	78,500	362,921
Kingboard Laminates Holdings Ltd. (Hong Kong)	55,000	80,695
Kyocera Corp. (Japan)	11,300	640,689
Lelon Electronics Corp. (Taiwan)	5,250	9,734
LEM Holding SA (Switzerland)	30	49,895
LG Display Co. Ltd. (South Korea)	12,208	297,335
Lotes Co. Ltd. (Taiwan)	5,000	37,317
Macnica Fuji Electronics Holdings, Inc. (Japan)	2,500	44,689
Marketech International Corp. (Taiwan)	8,000	13,146
Maruwa Co. Ltd. (Japan)	1,100	86,477
Nan Ya Printed Circuit Board Corp. (Taiwan)	23,000	28,461
National Instruments Corp.	2,186	110,546
Neo Telemedia Ltd. (Hong Kong)	476,000	10,549
Nippon Chemi-Con Corp. (Japan)	900	20,909
Nissha Co. Ltd. (Japan)	1,300	34,605
Omron Corp. (Japan)	4,300	251,363
OSI Systems, Inc.*	506	33,027
Plexus Corp.*	1,254	74,901
Polytronics Technology Corp. (Taiwan)	4,000	8,856
Posiflex Technology, Inc. (Taiwan)	5,149	23,784
Promate Electronic Co. Ltd. (Taiwan)	31,000	30,508
Renishaw PLC (United Kingdom)	1,220	77,127
Ryosan Co. Ltd. (Japan)	4,500	162,575
Ryoyo Electro Corp. (Japan)	200	3,221

A655

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Samsung SDI Co. Ltd. (South Korea)	1,686	$305,674
Sanmina Corp.*	1,707	44,638
Sanshin Electronics Co. Ltd. (Japan)	6,100	119,934
Scientech Corp. (Taiwan)	7,000	15,566
Shimadzu Corp. (Japan)	6,300	173,786
Simplo Technology Co. Ltd. (Taiwan)	14,000	89,661
Sinbon Electronics Co. Ltd. (Taiwan)	12,390	32,730
Sirtec International Co. Ltd. (Taiwan)	16,000	22,070
Stars Microelectronics Thailand PCL (Thailand)*	104,800	9,290
Supreme Electronics Co. Ltd. (Taiwan)	34,000	37,522
SVI PCL (Thailand)	141,400	19,747
SYNNEX Corp.	621	73,526
Synnex Technology International Corp. (Taiwan)	102,750	154,634
Taiflex Scientific Co. Ltd. (Taiwan)	18,340	27,237
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	5,000	11,343
Taiwan PCB Techvest Co. Ltd. (Taiwan)	34,000	34,477
Taiyo Yuden Co. Ltd. (Japan)	51,100	845,223
Test Research, Inc. (Taiwan)	16,000	29,339
Thinking Electronic Industrial Co. Ltd. (Taiwan)	8,000	23,820
Tianjin Tianhai Investment Co. Ltd. (China) (Class B Stock)*^	76,700	42,966
Tong Hsing Electronic Industries Ltd. (Taiwan)	10,000	43,032
Topoint Technology Co. Ltd. (Taiwan)	21,000	14,861
Toyo Corp. (Japan)	2,800	25,252
Tripod Technology Corp. (Taiwan)	31,000	105,145
TXC Corp. (Taiwan)	17,000	22,966
Unimicron Technology Corp. (Taiwan)	106,000	69,523
Unitech Printed Circuit Board Corp. (Taiwan)*	84,000	59,415
Venture Corp. Ltd. (Singapore)	43,600	935,913
Vivotek, Inc. (Taiwan)	4,171	12,364
VS Industry Bhd (Malaysia)	50,900	31,076
Wah Lee Industrial Corp. (Taiwan)	21,000	42,123
WPG Holdings Ltd. (Taiwan)	127,000	165,354
WT Microelectronics Co. Ltd. (Taiwan)	35,484	57,626
Zenitron Corp. (Taiwan)	50,000	39,496

		18,765,091

Energy Equipment & Services — 0.1%
Dialog Group Bhd (Malaysia)	97,500	74,887
Mullen Group Ltd. (Canada)	2,100	24,010
Schlumberger Ltd.	10,890	705,454
Schoeller-Bleckmann Oilfield Equipment AG (Austria)*	656	72,350
SEACOR Holdings, Inc.*	1,164	59,480
SEACOR Marine Holdings, Inc.*(a)	1,169	22,234
ShawCor Ltd. (Canada)	2,200	41,666
Subsea 7 SA (United Kingdom)	38,129	487,630
Tecnicas Reunidas SA (Spain)(a)	1,470	43,462
Tenaris SA (Luxembourg)	7,469	129,110
TGS Nopec Geophysical Co. ASA (Norway)	6,743	164,601
TMK PJSC (Russia), GDR	5,391	30,405

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Yinson Holdings Bhd (Malaysia)	39,700	$38,717

		1,894,006

Equity Real Estate Investment Trusts (REITs) — 3.8%
Abacus Property Group (Australia)	6,016	16,033
Acadia Realty Trust	64,128	1,577,549
Advance Residence Investment Corp. (Japan)	33	83,822
Alexander & Baldwin, Inc.	2,383	55,119
Alexandria Real Estate Equities, Inc.(a)	22,418	2,799,784
Allied Properties Real Estate Investment Trust (Canada)	23,980	754,941
American Assets Trust, Inc.	1,472	49,180
American Campus Communities, Inc.	2,415	93,267
American Homes 4 Rent (Class A Stock)	3,174	63,734
American Tower Corp.	16,255	2,362,502
Apple Hospitality REIT, Inc.	3,487	61,267
Arrowhead Properties Ltd. (South Africa)	87,562	53,722
Artis Real Estate Investment Trust (Canada)	2,000	21,097
Ascendas Real Estate Investment Trust (Singapore)	66,700	134,352
Asesor de Activos Prisma SAPI de CV (Mexico)*	31,500	21,035
AvalonBay Communities, Inc.	25,633	4,215,603
Axis Real Estate Investment Trust (Malaysia)	41,300	13,562
Befimmo SA (Belgium)	1,797	116,169
Beni Stabili SpA SIIQ (Italy)	71,518	59,478
Big Yellow Group PLC (United Kingdom)	136,803	1,638,883
Boardwalk Real Estate Investment Trust (Canada)	1,200	41,234
Boston Properties, Inc.	30,726	3,786,058
Camden Property Trust	29,922	2,518,834
Canadian Apartment Properties REIT (Canada)	25,593	737,983
Canadian Real Estate Investment Trust (Canada)	16,331	636,457
CapitaLand Commercial Trust (Singapore)	116,000	162,607
Capitaland Malaysia Mall Trust (Malaysia)	74,900	20,720
CapitaLand Mall Trust (Singapore)	97,100	154,566
Champion REIT (Hong Kong)	289,000	206,591
Charter Hall Group (Australia)	35,646	157,164
Charter Hall Retail REIT (Australia)	38,874	115,462
Chesapeake Lodging Trust	63,959	1,778,700
Cofinimmo SA (Belgium)	48	6,229
Columbia Property Trust, Inc.	3,967	81,165
Cominar Real Estate Investment Trust (Canada)	5,800	58,029
Concentradora Fibra Danhos SA de CV (Mexico)	55,400	92,059
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico), 144A	28,200	17,730
CoreCivic, Inc.	2,686	52,431
Corporate Office Properties Trust	1,385	35,775
Cousins Properties, Inc.	186,688	1,620,452
CPN Retail Growth Leasehold REIT (Thailand)	55,600	40,021
Crown Castle International Corp.	1,312	143,808
CyrusOne, Inc.	44,505	2,279,101

A656

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Daiwa House REIT Investment Corp. (Japan)	1,308	$3,162,608
Daiwa Office Investment Corp. (Japan)	11	63,822
DDR Corp.	331,401	2,429,169
Delta Property Fund Ltd. (South Africa)	2,645	1,390
Dexus (Australia)	14,371	103,482
Digital Realty Trust, Inc.	1,227	129,301
Dream Office Real Estate Investment Trust (Canada)	3,200	57,997
Duke Realty Corp.	59,289	1,569,973
EastGroup Properties, Inc.	8,586	709,719
Emira Property Fund Ltd. (South Africa)	35,094	45,969
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	104,010	66,915
EPR Properties	1,088	60,275
Equinix, Inc.	1,289	538,982
Equity Commonwealth*	2,118	64,959
Equity LifeStyle Properties, Inc.	15,403	1,351,922
Equity Residential	61,969	3,818,530
Essex Property Trust, Inc.	3,202	770,657
Eurocommercial Properties NV (Netherlands), CVA	1,733	71,561
Extra Space Storage, Inc.(a)	19,489	1,702,559
Federal Realty Investment Trust	18,233	2,117,033
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	33,300	20,515
Fibra Uno Administracion SA de CV (Mexico)	148,800	223,937
Fonciere des Regions (France)	10,165	1,121,388
Forest City Realty Trust, Inc. (Class A Stock)	587	11,893
Fortune Real Estate Investment Trust (Hong Kong)	141,000	171,203
Four Corners Property Trust, Inc.	1,296	29,925
Frontier Real Estate Investment Corp. (Japan)	12	49,253
GDI Property Group (Australia)	283,682	267,995
Gecina SA (France)	10,339	1,794,144
GEO Group, Inc. (The)	2,044	41,841
GGP, Inc.	5,378	110,034
Global Net Lease, Inc.	1,900	32,072
Global One Real Estate Investment Corp. (Japan)	88	85,247
Golden Ventures Leasehold Real Estate Investment Trust (Thailand)	77,400	35,619
Government Properties Income Trust	4,908	67,043
GPT Group (The) (Australia)	639,295	2,343,022
Green REIT PLC (Ireland), REIT	985,301	1,836,917
Grivalia Properties REIC AE (Greece)	4,148	45,167
Growthpoint Properties Ltd. (South Africa)	121,771	292,078
H&R Real Estate Investment Trust (Canada), UTS	4,400	71,822
Hammerson PLC (United Kingdom)	133,046	1,002,931
Hankyu Reit, Inc. (Japan)	58	73,212
Hansteen Holdings PLC (United Kingdom)	206,858	370,457
HCP, Inc.	108,444	2,519,154
Healthcare Realty Trust, Inc.	34,895	966,941
Heiwa Real Estate REIT, Inc. (Japan)	113	108,914

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Hispania Activos Inmobiliarios SOCIMI SA (Spain)	7,612	$161,848
Host Hotels & Resorts, Inc.	85,420	1,592,229
Hudson Pacific Properties, Inc., REIT	78,854	2,565,121
Hyprop Investments Ltd. (South Africa)	13,701	125,439
ICADE (France)	1,193	115,822
Ichigo Office REIT Investment (Japan)	119	90,656
IGB Real Estate Investment Trust (Malaysia)	97,000	38,606
IMPACT Growth Real Estate Investment Trust (Thailand)	117,100	61,079
Industrial & Infrastructure Fund Investment Corp. (Japan)	60	67,429
Inmobiliaria Colonial Socimi SA (Spain)	7,095	82,072
Invesco Office J-Reit, Inc. (Japan)	680	95,668
Investa Office Fund (Australia)	45,853	152,162
Invincible Investment Corp. (Japan)	2,977	1,377,223
Invitation Homes, Inc.	2,482	56,664
Iron Mountain, Inc.	876	28,785
Japan Excellent, Inc. (Japan)	79	102,259
Japan Hotel REIT Investment Corp. (Japan)	94	66,829
Japan Logistics Fund, Inc. (Japan)	38	76,905
Japan Prime Realty Investment Corp. (Japan)	19	69,027
Japan Real Estate Investment Corp. (Japan)(a)	18	93,568
Japan Rental Housing Investments, Inc. (Japan)	114	88,145
Japan Retail Fund Investment Corp. (Japan)	61	118,287
JBG SMITH Properties	473	15,945
Kenedix Office Investment Corp. (Japan)	79	480,559
Kenedix Residential Investment Corp. (Japan)	62	88,600
Kilroy Realty Corp.	1,073	76,140
Kimco Realty Corp.	27,259	392,529
KLCCP Stapled Group (Malaysia)	30,200	55,921
Klepierre SA (France)	47,412	1,911,047
Lar Espana Real Estate Socimi SA (Spain)	4,847	58,149
Liberty Property Trust	1,110	44,100
Life Storage, Inc.	512	42,762
Link REIT (Hong Kong)	58,000	497,160
LondonMetric Property PLC (United Kingdom)	104,287	260,925
Macerich Co. (The)	1,621	90,808
Mack-Cali Realty Corp.	2,174	36,328
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	63,100	70,875
Mapletree Commercial Trust (Singapore), REIT	626,600	751,677
MCUBS MidCity Investment Corp. (Japan)	140	102,401
Merlin Properties Socimi SA (Spain)	185,554	2,841,811
Mid-America Apartment Communities, Inc.	1,012	92,335
Mirvac Group (Australia)	111,015	184,494
Mori Hills REIT Investment Corp. (Japan)	60	76,037
Mori Trust Sogo Reit, Inc. (Japan)	289	424,392
National Retail Properties, Inc.	2,242	88,021
Nippon Accommodations Fund, Inc. (Japan)	14	61,716
Nippon Building Fund, Inc. (Japan)	20	110,937

A657

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Nomura Real Estate Master Fund, Inc. (Japan)	1,467	$2,041,149
Octodec Investments Ltd. (South Africa)	15,967	27,496
Omega Healthcare Investors, Inc.(a)	3,109	84,067
Orix JREIT, Inc. (Japan)	1,049	1,633,491
Outfront Media, Inc.	2,049	38,398
Paramount Group, Inc.	4,684	66,700
Pavilion Real Estate Investment Trust (Malaysia)	57,000	20,356
Pebblebrook Hotel Trust	29,482	1,012,707
Piedmont Office Realty Trust, Inc. (Class A Stock)	5,152	90,624
PLA Administradora Industrial S de RL de CV (Mexico)*	42,300	70,360
PotlatchDeltic Corp.	1,381	71,881
Premier Investment Corp. (Japan)	435	457,208
Prologis Property Mexico SA de CV (Mexico)	19,100	36,519
Prologis, Inc.	61,994	3,905,003
Propertylink Group (Australia)	1,666,220	1,286,692
Public Storage	6,609	1,324,378
Quality Care Properties, Inc.*	3,283	63,789
Rayonier, Inc.	1,771	62,304
Realty Income Corp.(a)	2,953	152,759
Rebosis Property Fund Ltd. (South Africa)	28,201	20,461
Redefine Properties Ltd. (South Africa)	212,434	208,007
Regal Real Estate Investment Trust (Hong Kong)	53,000	16,208
Reit 1 Ltd. (Israel)	39,729	163,222
Resilient REIT Ltd. (South Africa)	24,109	101,690
Retail Properties of America, Inc. (Class A Stock)	5,295	61,740
Rexford Industrial Realty, Inc.	4,484	129,094
RioCan Real Estate Investment Trust (Canada)	4,100	75,231
RLJ Lodging Trust	92,285	1,794,020
Ryman Hospitality Properties, Inc.	10,572	818,801
SA Corporate Real Estate Ltd. (South Africa)	201,020	82,933
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	27,975
Sabra Health Care REIT, Inc.	4,130	72,895
Safestore Holdings PLC (United Kingdom)	81,271	559,853
Samui Airport Property Fund Leasehold (Thailand), UTS	27,900	20,697
SBA Communications Corp.*	14,689	2,510,644
Scentre Group (Australia)	554,263	1,635,573
Schroder Real Estate Investment Trust Ltd. (Guernsey)	22,832	18,836
Sekisui House Residential Investment Corp. (Japan)	38	41,883
Select Income REIT	3,406	66,349
Senior Housing Properties Trust	4,575	71,645
Seritage Growth Properties(a)	776	27,587
Shin Kong No.1 REIT (Taiwan)	222,000	112,157
Shopping Centres Australasia Property Group (Australia)	409,710	736,097
Simon Property Group, Inc.	39,024	6,023,355
SL Green Realty Corp.	983	95,184

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
SmartCentres Real Estate Investment Trust (Canada)	4,500	$101,677
Standard Life Investment Property Income Trust Ltd. (United Kingdom)	67,291	84,685
Stockland (Australia)	406,547	1,261,475
Suntec Real Estate Investment Trust (Singapore)	145,300	210,666
Sunway Real Estate Investment Trust (Malaysia)	100,100	41,713
Tanger Factory Outlet Centers, Inc.	4,870	107,140
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand), UTS	76,700	43,975
Tokyu REIT, Inc. (Japan)	27	36,663
Tritax Big Box REIT PLC (United Kingdom)	789,151	1,598,902
UDR, Inc.	2,771	98,703
Unibail-Rodamco SE (France)	1,880	429,437
UNITE Group PLC (The) (United Kingdom)	141,867	1,574,298
United Urban Investment Corp. (Japan)	57	89,290
Urban Edge Properties	3,173	67,744
Vastned Retail NV (Netherlands)	2,229	106,328
Ventas, Inc.	45,378	2,247,572
VEREIT, Inc.	16,376	113,977
Vicinity Centres (Australia)	74,831	139,088
Vornado Realty Trust	23,855	1,605,442
Vukile Property Fund Ltd. (South Africa)	32,408	59,975
Warehouses De Pauw (Belgium)	944	117,407
Washington Real Estate Investment Trust	686	18,728
Welltower, Inc.	26,435	1,438,857
Westfield Corp. (Australia)	34,476	226,133
WP Carey, Inc.	1,257	77,921
Xenia Hotels & Resorts, Inc.	4,203	82,883
Yuexiu Real Estate Investment Trust (Hong Kong)	329,000	228,608

		117,692,619

Food & Staples Retailing — 0.6%
7-Eleven Malaysia Holdings Bhd (Malaysia) (Class B Stock)	5,500	2,140
Aeon Co. Ltd. (Japan)	16,100	286,338
Ain Holdings, Inc. (Japan)	700	54,714
Al Meera Consumer Goods Co. QSC (Qatar)	447	17,440
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	8,200	367,054
Andersons, Inc. (The)	1,198	39,654
Arcs Co. Ltd. (Japan)	2,200	53,455
Axfood AB (Sweden)	4,293	73,487
Berli Jucker PCL (Thailand)	70,400	127,648
Bid Corp. Ltd. (South Africa)	9,972	216,394
BIM Birlesik Magazalar A/S (Turkey)	2,919	52,932
Carrefour SA (France)	11,053	229,238
Casey’s General Stores, Inc.(a)	735	80,681
Cawachi Ltd. (Japan)	6,300	156,300
Cencosud SA (Chile)	81,061	248,056
Clicks Group Ltd. (South Africa)	3,666	56,637
cocokara fine, Inc. (Japan)	1,300	89,893
Colruyt SA (Belgium)	1,737	96,142
Cosco Capital, Inc. (Philippines)	343,700	48,756
Cosmos Pharmaceutical Corp. (Japan)	100	20,387

A658

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Costco Wholesale Corp.	3,291	$620,123
CP ALL PCL (Thailand)	73,300	204,896
CVS Health Corp.	22,873	1,422,929
Distribuidora Internacional de Alimentacion SA (Spain)	12,717	54,053
E-MART, Inc. (South Korea)	695	177,462
Emperia Holding SA (Poland)*	67	1,956
Empire Co. Ltd. (Canada) (Class A Stock)	6,800	136,491
FamilyMart UNY Holdings Co. Ltd. (Japan)	1,446	120,476
George Weston Ltd. (Canada)	1,500	120,759
Heiwado Co. Ltd. (Japan)	2,600	63,091
ICA Gruppen AB (Sweden)	2,765	98,029
InRetail Peru Corp. (Peru), 144A	2,790	62,078
J Sainsbury PLC (United Kingdom)	73,557	246,745
Jeronimo Martins SGPS SA (Portugal)	2,459	44,726
Kato Sangyo Co. Ltd. (Japan)	1,600	56,171
Kesko OYJ (Finland) (Class B Stock)	1,870	107,099
Koninklijke Ahold Delhaize NV (Netherlands)	37,079	878,622
Kroger Co. (The)	16,716	400,181
Lawson, Inc. (Japan)	400	27,345
Lenta Ltd. (Russia), GDR*	17,934	106,771
Loblaw Cos. Ltd. (Canada)	3,095	156,366
Magnit PJSC (Russia), GDR	15,810	291,457
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,400	59,317
Metcash Ltd. (Australia)	24,777	59,564
Metro, Inc. (Canada)	5,000	159,506
Ministop Co. Ltd. (Japan)	2,900	59,625
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	40,298
Nihon Chouzai Co. Ltd. (Japan)	3,800	120,173
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	11,300	22,811
Pick’n Pay Stores Ltd. (South Africa)	7,363	42,734
President Chain Store Corp. (Taiwan)	13,000	131,562
Puregold Price Club, Inc. (Philippines)	45,900	46,113
Qol Co. Ltd. (Japan)	2,500	48,893
Raia Drogasil SA (Brazil)	2,100	47,535
Robinsons Retail Holdings, Inc. (Philippines)	23,560	40,188
Seven & i Holdings Co. Ltd. (Japan)	13,400	573,953
Shanghai Bailian Group Co. Ltd. (China) (Class B Stock)	12,900	16,807
Shoprite Holdings Ltd. (South Africa)	8,866	189,279
Shufersal Ltd. (Israel)*	39,510	251,528
SPAR Group Ltd. (The) (South Africa)	4,258	73,096
Springland International Holdings Ltd. (China)	258,000	62,101
Sprouts Farmers Market, Inc.*	2,006	47,081
Sugi Holdings Co. Ltd. (Japan)	500	28,158
Sun Art Retail Group Ltd. (Hong Kong)	98,000	114,681
Sundrug Co. Ltd. (Japan)	1,000	46,806
Sysco Corp.	4,709	282,352
Taiwan FamilyMart Co. Ltd. (Taiwan)	1,000	5,856
Taiwan TEA Corp. (Taiwan)	165,000	83,658
Tesco PLC (United Kingdom)	164,080	474,881
Tsuruha Holdings, Inc. (Japan)	200	28,785
United Natural Foods, Inc.*	1,404	60,288
US Foods Holding Corp.*	3,756	123,084
Valor Holdings Co. Ltd. (Japan)	2,500	68,271
Walgreens Boots Alliance, Inc.	22,245	1,456,380
Wal-Mart de Mexico SAB de CV (Mexico)	107,400	273,285

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.	37,979	$3,378,991
Wesfarmers Ltd. (Australia)	15,505	496,855
Wm Morrison Supermarkets PLC (United Kingdom)	76,929	230,815
Woolworths Group Ltd. (Australia)	9,428	191,360
X5 Retail Group NV (Russia), GDR*	4,559	153,182

		17,305,024

Food Products — 0.7%
a2 Milk Co. Ltd. (New Zealand)*	14,839	132,979
AAK AB (Sweden)	1,305	115,545
AGV Products Corp. (Taiwan)*	65,185	16,696
Ajinomoto Co., Inc. (Japan)	9,900	179,786
Archer-Daniels-Midland Co.	13,388	580,638
Asian Citrus Holdings Ltd. (Hong Kong)*^	287,000	—
Associated British Foods PLC (United Kingdom)	4,790	167,465
Astral Foods Ltd. (South Africa)	1,076	28,519
Austevoll Seafood ASA (Norway)	10,361	104,267
AVI Ltd. (South Africa)	4,700	43,876
B&G Foods, Inc.(a)	1,121	26,568
Barry Callebaut AG (Switzerland)	57	111,478
BrasilAgro - Co. Brasileira de Propriedades Agricolas (Brazil)	2,900	11,393
BRF SA (Brazil)*	15,300	105,802
Bumitama Agri Ltd. (Indonesia)	71,000	38,465
Bunge Ltd.	3,500	258,789
Calbee, Inc. (Japan)	1,800	61,164
Cal-Maine Foods, Inc.*(a)	845	36,927
Campbell Soup Co.(a)	2,574	111,480
Century Pacific Food, Inc. (Philippines)	53,650	17,603
Charoen Pokphand Enterprise (Taiwan)	15,480	34,891
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Greenfresh Group Co. Ltd. (China)	84,000	13,293
China Huishan Dairy Holdings Co. Ltd. (China)*^	209,000	3
China Mengniu Dairy Co. Ltd. (China)*	106,000	365,814
China Modern Dairy Holdings Ltd. (China)*	337,000	57,938
China Shengmu Organic Milk Ltd. (China), 144A*	451,000	61,703
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (CHI-X)	2	145,585
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	12	74,451
Chubu Shiryo Co. Ltd. (Japan)	3,100	61,822
CJ CheilJedang Corp. (South Korea)	382	115,139
Clover Industries Ltd. (South Africa)	1,438	2,009
COFCO Meat Holdings Ltd. (China)*	156,000	25,338
Conagra Brands, Inc.	56,784	2,094,194
CP Pokphand Co. Ltd. (Hong Kong)	666,000	51,910
Cranswick PLC (United Kingdom)	4,582	182,962
Daesang Corp. (South Korea)	2,944	71,689
Dairy Crest Group PLC (United Kingdom)	10,638	76,413
Dali Foods Group Co. Ltd. (China), 144A	75,500	62,278
Danone SA (France)	8,712	706,390
Dean Foods Co.	1,536	13,240
Devro PLC (United Kingdom)	9,795	26,927
DyDo Group Holdings, Inc. (Japan)	1,400	88,201
Eagle High Plantations Tbk PT (Indonesia)*	497,800	7,845

A659

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Ebro Foods SA (Spain)	5,283	$134,406
Flowers Foods, Inc.	3,612	78,958
Fresh Del Monte Produce, Inc.	1,392	62,974
Fuji Oil Holdings, Inc. (Japan)	5,000	151,425
General Mills, Inc.	5,265	237,241
Genting Plantations Bhd (Malaysia)	15,000	39,668
GFPT PCL (Thailand)	46,200	19,855
GrainCorp Ltd. (Australia) (Class A Stock)	10,912	71,450
Great Wall Enterprise Co. Ltd. (Taiwan)	68,900	82,286
Greencore Group PLC (Ireland)	10,475	19,471
Gruma SAB de CV (Mexico) (Class B Stock)	4,990	57,248
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	53,400	116,846
Grupo Herdez SAB de CV (Mexico)	7,000	17,708
Grupo Nutresa SA (Colombia)	14,633	136,062
Hain Celestial Group, Inc. (The)*	2,242	71,901
Health and Happiness H&H International Holdings Ltd. (China)*	8,000	61,065
Hershey Co. (The)	5,740	568,031
Hokuto Corp. (Japan)	2,800	53,785
Honworld Group Ltd. (China), 144A	39,500	17,970
Hormel Foods Corp.(a)	3,400	116,688
House Foods Group, Inc. (Japan)	700	23,100
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	42,600	25,653
Indofood Sukses Makmur Tbk PT (Indonesia)	145,700	76,384
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	8,800	46,130
Ingredion, Inc.	1,190	153,415
IOI Corp. Bhd (Malaysia)	104,900	129,754
J.M. Smucker Co. (The)	2,208	273,814
Japfa Ltd. (Singapore)	36,500	12,724
JBS SA (Brazil)	70,000	198,034
Kagome Co. Ltd. (Japan)	100	3,512
Kellogg Co.(a)	1,796	116,758
Kerry Group PLC (Ireland) (Class A Stock)	4,221	428,015
Kewpie Corp. (Japan)	1,900	51,992
Key Coffee, Inc. (Japan)	8,800	174,760
Khon Kaen Sugar Industry PCL (Thailand)	201,112	23,826
Kikkoman Corp. (Japan)	2,300	93,247
Kraft Heinz Co. (The)	12,383	771,337
Kuala Lumpur Kepong Bhd (Malaysia)	18,100	120,037
Leroy Seafood Group ASA (Norway)	16,620	103,199
Lien Hwa Industrial Corp. (Taiwan)	72,907	94,094
Lotte Confectionery Co. Ltd. (South Korea)	114	18,233
M Dias Branco SA (Brazil)	2,800	43,254
Malee Group PCL (Thailand)	6,000	4,118
Marfrig Global Foods SA (Brazil)*	3,800	6,779
Marine Harvest ASA (Norway)	7,521	152,026
McCormick & Co., Inc.	1,738	184,906
Megmilk Snow Brand Co. Ltd. (Japan)	9,800	265,225
MEIJI Holdings Co. Ltd. (Japan)	2,300	176,679
Mitsui Sugar Co. Ltd. (Japan)	4,100	156,440
Miyoshi Oil & Fat Co. Ltd. (Japan)	6,400	85,710
Mondelez International, Inc. (Class A Stock)	23,264	970,807
Morinaga Milk Industry Co. Ltd. (Japan)	3,200	129,317
Namchow Holdings Co. Ltd. (Taiwan)	7,000	14,586

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Nestle Malaysia Bhd (Malaysia)	600	$23,475
Nestle SA (Switzerland)	38,215	3,020,572
NH Foods Ltd. (Japan)	2,500	102,652
Nichirei Corp. (Japan)	4,100	111,499
Nippon Indosari Corpindo Tbk PT (Indonesia)	33,000	2,886
Nisshin Seifun Group, Inc. (Japan)	4,920	97,765
Nissin Foods Holdings Co. Ltd. (Japan)	900	62,442
NongShim Co. Ltd. (South Korea)	362	102,152
Oceana Group Ltd. (South Africa)	253	1,755
Orion Corp. (South Korea)	789	95,234
Orion Holdings Corp. (South Korea)	410	10,358
Orkla ASA (Norway)	7,023	75,687
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	197,300	18,600
Pinnacle Foods, Inc.	1,769	95,703
Pioneer Foods Group Ltd. (South Africa)	3,766	39,696
Post Holdings, Inc.*	1,248	94,548
PPB Group Bhd (Malaysia)	49,700	246,281
PureCircle Ltd. (Malaysia)*	4,315	22,229
QL Resources Bhd (Malaysia)	32,370	41,957
Riken Vitamin Co. Ltd. (Japan)	1,600	62,178
Rock Field Co. Ltd. (Japan)	5,200	108,083
Ros Agro PLC (Russia), GDR	3,071	31,816
Salim Ivomas Pratama Tbk PT (Indonesia)	352,800	15,291
Salmar ASA (Norway)	2,193	90,298
Sanderson Farms, Inc.(a)	571	67,960
Sao Martinho SA (Brazil)	6,600	34,665
Saputo, Inc. (Canada)	3,200	102,705
Sawit Sumbermas Sarana Tbk PT (Indonesia)	64,400	6,623
Shandong Zhonglu Oceanic Fisheries Co. Ltd. (China) (Class B Stock)*	23,800	14,174
SLC Agricola SA (Brazil)	3,300	34,685
Standard Foods Corp. (Taiwan)	15,850	37,297
Suedzucker AG (Germany)	3,112	52,800
Taisun Enterprise Co. Ltd. (Taiwan)*	31,000	18,392
Taiyen Biotech Co. Ltd. (Taiwan)	20,000	19,389
Tate & Lyle PLC (United Kingdom)	19,221	146,829
Tehmag Foods Corp. (Taiwan)	2,200	17,314
Tenwow International Holdings Ltd. (China)	119,000	19,384
Thai Union Group PCL (Thailand) (Class F Stock)	172,200	103,088
Thai Vegetable Oil PCL (Thailand)	32,800	35,919
Thai Wah PCL (Thailand) (Class F Stock)	59,800	23,619
Tiger Brands Ltd. (South Africa)	4,111	128,668
Tingyi Cayman Islands Holding Corp. (China)	56,000	116,414
Tongaat Hulett Ltd. (South Africa)	6,808	58,246
Toyo Suisan Kaisha Ltd. (Japan)	1,600	63,226
TreeHouse Foods, Inc.*(a)	949	36,318
Ttet Union Corp. (Taiwan)	5,000	15,885
Tyson Foods, Inc. (Class A Stock)	8,551	625,848
Ulker Biskuvi Sanayi A/S (Turkey)	4,389	24,478
Uni-President China Holdings Ltd. (China)	100,000	86,771
Uni-President Enterprises Corp. (Taiwan)	193,708	457,449
Universal Robina Corp. (Philippines)	33,550	97,838
Vilmorin & Cie SA (France)	904	78,676
Viscofan SA (Spain)	1,471	101,581

A660

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Want Want China Holdings Ltd. (China)	255,000	$205,151
Warabeya Nichiyo Holdings Co. Ltd. (Japan)	2,000	49,805
Wei Chuan Foods Corp. (Taiwan)*	27,000	22,517
WH Group Ltd. (Hong Kong), 144A	430,500	461,275
Wilmar International Ltd. (Singapore)	118,700	289,396
Yakult Honsha Co. Ltd. (Japan)	1,300	97,447
Yamazaki Baking Co. Ltd. (Japan)	3,200	67,041
Yashili International Holdings Ltd. (China)*	109,000	25,197
Yihai International Holding Ltd. (China)	25,000	38,900
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	26,000	23,767

		22,212,272

Gas Utilities — 0.1%
APA Group (Australia)	17,542	106,813
Ascopiave SpA (Italy)	63,388	254,266
Atmos Energy Corp.	604	50,881
China Gas Holdings Ltd. (Hong Kong)	82,400	302,093
China Oil & Gas Group Ltd. (Hong Kong)	458,000	37,089
China Resources Gas Group Ltd. (China)	42,000	146,874
Gas Malaysia Bhd (Malaysia)	11,900	8,745
Gas Natural SDG SA (Spain)	7,802	186,219
Hong Kong & China Gas Co. Ltd. (Hong Kong)	91,081	187,696
Infraestructura Energetica Nova SAB de CV (Mexico)	12,800	62,606
Italgas SpA (Italy)	12,078	72,170
Korea Gas Corp. (South Korea)*	2,684	122,787
National Fuel Gas Co.	637	32,774
New Jersey Resources Corp.	1,663	66,686
Northwest Natural Gas Co.	1,611	92,874
ONE Gas, Inc.	1,092	72,094
Osaka Gas Co. Ltd. (Japan)	9,000	179,000
Petronas Gas Bhd (Malaysia)	14,000	64,718
Rubis SCA (France)	1,545	111,593
Samchully Co. Ltd. (South Korea)	728	77,003
Southwest Gas Holdings, Inc.	518	35,032
Spire, Inc.	783	56,611
Toho Gas Co. Ltd. (Japan)	1,600	50,010
Tokyo Gas Co. Ltd. (Japan)	9,600	256,514
UGI Corp.	3,386	150,406

		2,783,554

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	10,222	612,502
ABIOMED, Inc.*	125	36,374
Ansell Ltd. (Australia)	27,249	529,154
Arjo AB (Sweden) (Class B Stock)*	4,775	13,956
Baxter International, Inc.	3,543	230,437
Becton, Dickinson & Co.	2,073	449,219
Bioteque Corp. (Taiwan)	1,000	3,468
Boston Scientific Corp.*	73,523	2,008,648
Cochlear Ltd. (Australia)	361	50,701
Coloplast A/S (Denmark) (Class B Stock)	855	72,518
Cooper Cos., Inc. (The)	490	112,117
Danaher Corp.	12,137	1,188,333
DENTSPLY SIRONA, Inc.	2,296	115,512
DiaSorin SpA (Italy)	6,868	617,829

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Edwards Lifesciences Corp.*	1,781	$248,485
Elekta AB (Sweden) (Class B Stock)	21,930	234,777
Essilor International Cie Generale d’Optique SA (France)	1,843	248,622
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,441	61,701
Fukuda Denshi Co. Ltd. (Japan)	1,700	125,417
Getinge AB (Sweden) (Class B Stock)	4,775	54,376
Ginko International Co. Ltd. (Taiwan)	3,000	22,488
GN Store Nord A/S (Denmark)	21,024	741,220
Haemonetics Corp.*	875	64,015
Hartalega Holdings Bhd (Malaysia)	33,800	51,558
Hill-Rom Holdings, Inc.	816	70,992
Hogy Medical Co. Ltd. (Japan)	3,000	120,690
Hologic, Inc.*	2,257	84,322
Hoya Corp. (Japan)	3,100	156,589
IDEXX Laboratories, Inc.*	1,234	236,175
Integra LifeSciences Holdings Corp.*	766	42,390
Intuitive Surgical, Inc.*	457	188,663
Koninklijke Philips NV (Netherlands)	12,061	461,840
Kossan Rubber Industries (Malaysia)	11,900	23,519
LivaNova PLC*	1,162	102,837
Masimo Corp.*	339	29,815
Medtronic PLC	26,573	2,131,686
Microlife Corp. (Taiwan)	3,000	8,595
Microport Scientific Corp. (China)	26,000	28,210
Nihon Kohden Corp. (Japan)	2,300	65,549
Nikkiso Co. Ltd. (Japan)	13,900	143,566
Nipro Corp. (Japan)	6,300	92,666
Olympus Corp. (Japan)	4,300	164,428
Pacific Hospital Supply Co. Ltd. (Taiwan)	1,000	2,596
Paramount Bed Holdings Co. Ltd. (Japan)	800	40,299
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*^	6,000	1,780
PW Medtech Group Ltd. (China)*	108,000	17,821
ResMed, Inc.	1,022	100,636
SeaSpine Holdings Corp.*	239	2,423
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	276,000	184,785
Smith & Nephew PLC (United Kingdom)	14,073	263,263
Sonova Holding AG (Switzerland)	739	117,488
St. Shine Optical Co. Ltd. (Taiwan)	2,000	59,149
STERIS PLC	1,199	111,939
Stryker Corp.	2,213	356,116
Supermax Corp. Bhd (Malaysia)	52,200	34,812
Sysmex Corp. (Japan)	800	72,690
TaiDoc Technology Corp. (Taiwan)	1,153	4,494
Teleflex, Inc.	639	162,932
Terumo Corp. (Japan)	3,600	187,243
Top Glove Corp. Bhd (Malaysia)	26,500	66,943
Varian Medical Systems, Inc.*	766	93,950
West Pharmaceutical Services, Inc.	573	50,590
William Demant Holding A/S (Denmark)*	1,446	53,864
Yestar Healthcare Holdings Co. Ltd. (China)	22,500	7,827
Zimmer Biomet Holdings, Inc.	2,936	320,141

		14,359,740

Health Care Providers & Services — 0.6%
Aetna, Inc.	3,628	613,131

A661

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Alfresa Holdings Corp. (Japan)	5,300	$119,678
Alliar Medicos A Frente SA (Brazil)*	3,200	15,596
AmerisourceBergen Corp.	1,885	162,506
Anthem, Inc.	9,221	2,025,854
Bangkok Chain Hospital PCL (Thailand)	62,400	33,781
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	138,800	104,457
BML, Inc. (Japan)	2,100	54,753
Bumrungrad Hospital PCL (Thailand)	6,700	44,498
Cardinal Health, Inc.	3,965	248,526
Centene Corp.*	1,725	184,351
Chartwell Retirement Residences (Canada), UTS	111,136	1,350,005
CHC Healthcare Group (Taiwan)	11,000	13,066
Chemed Corp.	335	91,408
China National Accord Medicines Corp. Ltd. (China) (Class B Stock)	13,200	60,503
China NT Pharma Group Co. Ltd. (Hong Kong)	66,000	15,919
China Resources Phoenix Healthcare Holdings Co. Ltd. (China)	23,500	28,554
Chularat Hospital PCL (Thailand) (Class F Stock)	237,900	14,287
Cigna Corp.	7,293	1,223,328
DaVita, Inc.*	2,101	138,540
Encompass Health Corp.	1,002	57,284
Envision Healthcare Corp.*	3,114	119,671
Excelsior Medical Co. Ltd. (Taiwan)	11,000	18,302
Express Scripts Holding Co.*	12,320	851,066
Fleury SA (Brazil)	2,400	19,788
Fresenius Medical Care AG & Co. KGaA (Germany)	3,152	321,923
Fresenius SE & Co. KGaA (Germany)	4,358	333,234
Golden Meditech Holdings Ltd. (Hong Kong)*	328,686	37,886
Harmonicare Medical Holdings Ltd. (China), 144A*	20,000	6,843
HCA Healthcare, Inc.	1,076	104,372
Henry Schein, Inc.*(a)	1,128	75,813
Humana, Inc.	6,564	1,764,600
IHH Healthcare Bhd (Malaysia)	113,500	176,501
iKang Healthcare Group, Inc. (China), ADR*	1,000	19,950
KPJ Healthcare Bhd (Malaysia)	55,000	12,737
Laboratory Corp. of America Holdings*	1,020	164,985
Ladprao General Hospital PCL (Thailand) (Class F Stock)	37,700	8,394
Life Healthcare Group Holdings Ltd. (South Africa)	18,384	42,988
LifePoint Health, Inc.*	1,304	61,288
Magellan Health, Inc.*	1,044	111,812
McKesson Corp.	3,072	432,753
Mediclinic International PLC (South Africa)	17,437	147,751
Medipal Holdings Corp. (Japan)	7,200	150,271
MEDNAX, Inc.*	2,725	151,592
Miraca Holdings, Inc. (Japan)	2,800	109,205
Mitra Keluarga Karyasehat Tbk PT (Indonesia)	40,400	6,148
Molina Healthcare, Inc.*	585	47,490
Netcare Ltd. (South Africa)	39,677	93,820

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
NichiiGakkan Co. Ltd. (Japan)	3,800	$43,093
Odontoprev SA (Brazil)	3,500	15,849
Orpea (France)	1,476	187,435
Owens & Minor, Inc.	446	6,935
Patterson Cos., Inc.	903	20,074
Primary Health Care Ltd. (Australia)	62,041	186,513
Qualicorp SA (Brazil)	4,100	27,793
Quest Diagnostics, Inc.(a)	1,208	121,162
Ramsay Health Care Ltd. (Australia)	1,514	72,941
Rhoen-Klinikum AG (Germany)	1,649	55,522
Ryman Healthcare Ltd. (New Zealand)	15,305	117,777
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	46,400	124,901
Ship Healthcare Holdings, Inc. (Japan)	1,900	67,491
Sienna Senior Living, Inc. (Canada)	8,400	116,251
Sigma Healthcare Ltd. (Australia)	31,339	18,775
Siloam International Hospitals Tbk PT (Indonesia)*	6,200	3,610
Sinopharm Group Co. Ltd. (China) (Class H Stock)	150,400	753,781
Sonic Healthcare Ltd. (Australia)	5,279	93,408
Suzuken Co. Ltd. (Japan)	3,250	136,755
Thai Nakarin Hospital PCL (Thailand)	16,900	20,554
Toho Holdings Co. Ltd. (Japan)	3,100	73,643
UnitedHealth Group, Inc.	11,576	2,477,264
Universal Health Services, Inc. (Class B Stock)	1,157	137,000
Universal Medical Financial & Technical Advisory Services Co. Ltd. (China), 144A	80,500	70,668
Vibhavadi Medical Center PCL (Thailand)	236,500	18,206
WellCare Health Plans, Inc.*	4,650	900,379

		17,858,988

Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	3,375	41,681
Cerner Corp.*	3,525	204,449
EMIS Group PLC (United Kingdom)	1,344	15,311
HMS Holdings Corp.*	1,582	26,641
Quality Systems, Inc.*	803	10,961

		299,043

Hotels, Restaurants & Leisure — 0.4%
Ajisen China Holdings Ltd. (Hong Kong)	91,000	42,795
AmRest Holdings SE (Poland)*	325	41,637
Aramark	2,781	110,016
Aristocrat Leisure Ltd. (Australia)	10,086	187,514
Autogrill SpA (Italy)	6,828	87,900
Berjaya Sports Toto Bhd (Malaysia)	36,477	20,398
Betsson AB (Sweden)	9,229	69,766
BJ’s Restaurants, Inc.	851	38,210
Bloomin’ Brands, Inc.	2,568	62,351
BRONCO BILLY Co. Ltd. (Japan)	2,000	68,042
Carnival Corp.	7,796	511,262
Carnival PLC, ADR	9,088	595,263
Central Plaza Hotel PCL (Thailand)	19,200	29,585
Cheesecake Factory, Inc. (The)	790	38,094
China Lodging Group Ltd. (China), ADR	600	79,025
China Travel International Investment Hong Kong Ltd. (China)	218,000	77,844

A662

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Chipotle Mexican Grill, Inc.*	227	$73,346
Compass Group PLC (United Kingdom)	17,979	367,111
Cracker Barrel Old Country Store, Inc.(a)	362	57,630
Crown Resorts Ltd. (Australia)	9,477	92,368
CVC Brasil Operadora e Agencia de Viagens
SA (Brazil)	1,500	27,547
Darden Restaurants, Inc.	1,449	123,527
Doutor Nichires Holdings Co. Ltd. (Japan)	10,400	245,774
DXB Entertainments PJSC (United Arab Emirates)*	549,220	72,872
Emperor Entertainment Hotel Ltd. (Hong Kong)	55,000	11,493
Erawan Group PCL (The) (Thailand)	139,100	34,846
Famous Brands Ltd. (South Africa)*	827	7,856
Flight Centre Travel Group Ltd. (Australia)	2,096	91,744
Formosa International Hotels Corp. (Taiwan)	4,000	20,823
Gourmet Master Co. Ltd. (Taiwan)	3,465	45,513
Greene King PLC (United Kingdom)	16,589	109,724
Haichang Ocean Park Holdings Ltd. (China), 144A*	124,000	31,694
Hilton Worldwide Holdings, Inc.	2,910	229,192
HIS Co. Ltd. (Japan)	2,000	72,861
Holiday Entertainment Co. Ltd. (Taiwan)	6,000	11,213
Hoteles City Express SAB de CV (Mexico)*	24,000	32,726
Huangshan Tourism Development Co. Ltd. (China) (Class B Stock)	11,800	14,904
ILG, Inc.	2,287	71,149
Imperial Pacific International Holdings Ltd. (Hong Kong)*(a)	3,340,000	41,893
International Game Technology PLC.	12,564	335,836
International Meal Co. Alimentacao SA (Brazil)*	6,100	15,872
J D Wetherspoon PLC (United Kingdom)	2,407	38,464
Jollibee Foods Corp. (Philippines)	7,270	41,902
Kangwon Land, Inc. (South Korea)	2,772	71,063
Kappa Create Co. Ltd. (Japan)*	4,600	56,059
Koshidaka Holdings Co. Ltd. (Japan)	700	48,090
Kura Corp. (Japan)	1,500	103,863
Las Vegas Sands Corp.	28,037	2,015,860
Lion Travel Service Co. Ltd. (Taiwan)	1,000	4,172
Magnum Bhd (Malaysia)	71,900	34,040
Marriott International, Inc. (Class A Stock)	3,389	460,836
Matsuya Foods Co. Ltd. (Japan)	3,900	139,895
Melco International Development Ltd. (Hong Kong)	191,000	554,882
Melia Hotels International SA (Spain)	10,510	148,710
MGM Resorts International	21,276	745,086
Minor International PCL (Thailand)	78,750	95,954
MK Restaurants Group PCL (Thailand)	8,500	20,159
NET Holding A/S (Turkey)*	2,649	1,507
OPAP SA (Greece)	9,487	108,734
Oriental Land Co. Ltd. (Japan)	1,200	122,781
Plenus Co. Ltd. (Japan)	1,600	31,114
Rank Group PLC (United Kingdom)	21,437	62,155
Resorttrust, Inc. (Japan)	4,200	89,138
Round One Corp. (Japan)	11,000	172,023
Saizeriya Co. Ltd. (Japan)	4,200	118,518
Scandic Hotels Group AB (Sweden), 144A	22,793	218,245

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Shanghai Jinjiang International Hotels
Development Co. Ltd. (China) (Class B Stock)	8,800	$23,497
Shanghai Jinjiang International Travel Co. Ltd. (China) (Class B Stock)	6,500	16,812
Shangri-La Asia Ltd. (Hong Kong)	64,000	129,949
Sodexo SA (France)	1,580	159,024
SSP Group PLC (United Kingdom)	29,554	253,553
Star Entertainment Group Ltd. (The) (Australia)	58,715	239,372
Starbucks Corp.	9,277	537,046
Tabcorp Holdings Ltd. (Australia)	23,218	78,735
Texas Roadhouse, Inc.	1,296	74,883
Thomas Cook Group PLC (United Kingdom)	63,418	105,169
Tokyo Dome Corp. (Japan)	6,600	62,599
Travellers International Hotel Group, Inc. (Philippines)	131,000	10,520
Tsogo Sun Holdings Ltd. (South Africa)	22,782	44,764
Tuniu Corp. (China), ADR*	3,400	20,468
Vail Resorts, Inc.	3,802	842,903
WATAMI Co. Ltd. (Japan)	5,300	69,404
Wendy’s Co. (The)	3,836	67,322
William Hill PLC (United Kingdom)	65,852	305,251
Wowprime Corp. (Taiwan)	2,030	9,013
Wyndham Worldwide Corp.	900	102,987
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China), 144A	16,000	30,523
Yum China Holdings, Inc. (China)	12,200	506,300
Yum! Brands, Inc.	4,648	395,684
Zensho Holdings Co. Ltd. (Japan)	3,000	68,617

		13,956,861

Household Durables — 0.2%
Ability Enterprise Co. Ltd. (Taiwan)	58,994	39,688
AmTRAN Technology Co. Ltd. (Taiwan)	127,000	62,177
Arcelik A/S (Turkey)	25,499	115,933
Basso Industry Corp. (Taiwan)	8,600	15,562
Bellway PLC (United Kingdom)	16,115	689,357
Consorcio ARA SAB de CV (Mexico)	65,300	25,682
Construtora Tenda SA (Brazil)*	1,787	14,263
Coway Co. Ltd. (South Korea)	1,108	91,475
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	13,100	61,186
De’ Longhi SpA (Italy)	1,932	57,350
Direcional Engenharia SA (Brazil)*	6,900	12,707
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	38,464
Electrolux AB (Sweden) (Class B Stock)	3,655	115,423
Even Construtora e Incorporadora SA (Brazil)*	19,100	30,373
Ez Tec Empreendimentos e Participacoes
SA (Brazil)	3,702	25,790
Funai Electric Co. Ltd. (Japan)(a)	5,600	40,248
Garmin Ltd.	1,499	88,336
Haier Electronics Group Co. Ltd. (Hong Kong)*	41,000	146,992
Hanpin Electron Co. Ltd. (Taiwan)	6,000	5,651
Helen of Troy Ltd.*	832	72,383
Husqvarna AB (Sweden) (Class B Stock)	11,478	110,962

A663

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Iida Group Holdings Co. Ltd. (Japan)	8,300	$155,149
JM AB (Sweden)	17,632	400,161
JVC Kenwood Corp. (Japan)	70,500	229,909
Kasen International Holdings Ltd. (China)*	222,000	52,169
Kaufman & Broad SA (France)	1,233	64,812
Kinpo Electronics (Taiwan)	219,000	77,934
Konka Group Co. Ltd. (China) (Class B Stock)*	46,200	19,428
Leggett & Platt, Inc.	1,420	62,991
LG Electronics, Inc. (South Korea)	3,631	374,634
Metall Zug AG (Switzerland) (Class B Stock)	34	117,337
Misawa Homes Co. Ltd. (Japan)	3,700	30,906
MRV Engenharia e Participacoes SA (Brazil)	14,300	70,559
Newell Brands, Inc.	11,199	285,351
Nikon Corp. (Japan)	10,300	186,181
NVR, Inc.*	69	193,200
Panasonic Corp. (Japan)	22,700	325,983
PulteGroup, Inc.	36,787	1,084,849
Redrow PLC (United Kingdom)	40,845	341,254
Rinnai Corp. (Japan)	700	66,573
Sampo Corp. (Taiwan)	114,000	54,797
Sangetsu Corp. (Japan)	3,300	68,426
SEB SA (France)	569	108,833
Sekisui Chemical Co. Ltd. (Japan)	8,000	140,296
Sekisui House Ltd. (Japan)	17,900	327,531
Skyworth Digital Holdings Ltd. (Hong Kong)	354,000	160,328
Sony Corp. (Japan)	2,400	115,258
Steinhoff Africa Retail Ltd. (South Africa), 144A*	59,585	105,716
Sumitomo Forestry Co. Ltd. (Japan)	7,900	127,048
Taiwan Sakura Corp. (Taiwan)	15,800	20,756
Tamron Co. Ltd. (Japan)	2,400	49,951
Tatung Co. Ltd. (Taiwan)*	205,000	150,581
TCL Multimedia Technology Holdings Ltd. (China)	47,000	22,112
Token Corp. (Japan)	540	54,060
Tsann Kuen China Enterprise Co. Ltd. (China) (Class B Stock)	8,000	4,218
Vestel Elektronik Sanayi ve Ticaret A/S (Turkey)*	10,325	30,961
Wuxi Little Swan Co. Ltd. (China) (Class B Stock)	18,500	119,386
Zeng Hsing Industrial Co. Ltd. (Taiwan)	3,000	13,541

		7,673,181

Household Products — 0.2%
Church & Dwight Co., Inc.	3,034	152,792
Clorox Co. (The)	479	63,760
Colgate-Palmolive Co.	25,788	1,848,484
Earth Chemical Co. Ltd. (Japan)	1,200	63,153
Essity AB (Sweden) (Class B Stock)*	9,944	275,580
Henkel AG & Co. KGaA (Germany)	1,440	181,417
HRG Group, Inc.*	2,717	44,803
Kimberly-Clark Corp.	8,247	908,243
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	19,300	36,137
NVC Lighting Holding Ltd. (China)	523,000	59,829
Pigeon Corp. (Japan)	800	36,145

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	31,472	$2,495,100
PZ Cussons PLC (United Kingdom)	13,379	42,885
Reckitt Benckiser Group PLC (United Kingdom)	5,730	483,656
Spectrum Brands Holdings, Inc.	414	42,932
Unicharm Corp. (Japan)	500	14,422
Unilever Indonesia Tbk PT (Indonesia)	1,600	5,772
Vinda International Holdings Ltd. (Hong Kong)	16,000	28,242

		6,783,352

Independent Power & Renewable Electricity Producers — 0.2%
Aboitiz Power Corp. (Philippines)	81,000	60,259
AES Corp.	82,229	934,944
AES Gener SA (Chile)	208,376	59,048
AES Tiete Energia SA (Brazil), UTS	3,400	12,523
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	288,000	70,454
CGN Power Co. Ltd. (China) (Class H Stock), 144A	1,461,000	380,087
China Datang Corp. Renewable Power Co.
Ltd. (China) (Class H Stock)	542,000	73,613
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	485,000	374,557
China Power International Development Ltd. (China)	624,000	161,334
China Resources Power Holdings Co. Ltd. (China)	198,000	363,021
Cikarang Listrindo Tbk PT (Indonesia), 144A	41,900	3,502
CK Power PCL (Thailand)	217,800	27,393
Colbun SA (Chile)	574,591	137,687
Datang International Power Generation Co.
Ltd. (China) (Class H Stock)*	244,000	73,662
Electric Power Development Co. Ltd. (Japan)	6,500	167,544
Electricity Generating PCL (Thailand)	22,000	161,285
Enel Generacion Chile SA (Chile)	99,060	80,778
Engie Brasil Energia SA (Brazil)	3,700	43,843
ERG SpA (Italy)	3,236	77,272
Glow Energy PCL (Thailand)	21,000	57,218
Guangdong Electric Power Development Co.
Ltd. (China) (Class B Stock)	74,220	29,285
Haitian Energy International Ltd. (China)*	264,000	9,987
Huadian Energy Co. Ltd. (China) (Class B Stock)*	97,400	35,255
Huadian Power International Corp. Ltd.
(China) (Class H Stock)	140,000	54,113
Huaneng Power International, Inc. (China) (Class H Stock)	344,000	232,389
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	718,000	270,351
OGK-2 PJSC (Russia)	4,416,000	35,651
Ratchaburi Electricity Generating Holding PCL (Thailand)	43,200	71,207
Shanghai Lingyun Industries Development Co. Ltd. (China) (Class B Stock)*	7,000	6,074
SPCG PCL (Thailand)	48,000	33,692
Taiwan Cogeneration Corp. (Taiwan)	31,000	28,827

A664

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Thai Solar Energy PCL (Thailand) (Class F Stock)	74,970	$8,992
Uniper SE (Germany)	8,338	254,102
Unipro PJSC (Russia)	659,000	32,746
Vistra Energy Corp.*(a)	28,460	592,822

		5,015,517

Industrial Conglomerates — 0.5%
3M Co.	4,680	1,027,354
Aboitiz Equity Ventures, Inc. (Philippines)	88,020	114,692
AG Anadolu Grubu Holding A/S (Turkey) (Class A Stock)	7,144	42,796
Alarko Holding A/S (Turkey)	6,149	10,199
Allied Electronics Corp. Ltd. (South Africa) (Class A Stock)*	8,842	9,609
Beijing Enterprises Holdings Ltd. (China)	53,500	281,736
Bera Holding A/S (Turkey)*	8,486	6,317
Berjaya Corp. Bhd (Malaysia)*	575,758	47,877
Bidvest Group Ltd. (The) (South Africa)	8,765	166,334
Carlisle Cos., Inc.	1,184	123,621
Chongqing Machinery & Electric Co. Ltd. (China) (Class H Stock)	266,000	26,268
CITIC Ltd. (China)	908,000	1,278,609
CJ Corp. (South Korea)	642	95,457
CK Hutchison Holdings Ltd. (Hong Kong)	88,000	1,057,344
DCC PLC (United Kingdom)	1,024	94,348
DMCI Holdings, Inc. (Philippines)	211,650	49,544
Dogan Sirketler Grubu Holding A/S (Turkey)*	115,851	39,146
Dubai Investments PJSC (United Arab Emirates)	397,339	226,620
Enka Insaat ve Sanayi A/S (Turkey)	63,253	86,923
Far Eastern New Century Corp. (Taiwan)	425,680	386,163
General Electric Co.	156,904	2,115,066
Grupo KUO SAB De CV (Mexico) (Class B Stock)^	6,700	15,479
HAP Seng Consolidated Bhd (Malaysia)	16,500	41,568
Honeywell International, Inc.	7,355	1,062,871
Hong Leong Industries Bhd (Malaysia)	6,500	18,279
Hosken Consolidated Investments Ltd.
(South Africa)	2,305	27,965
Industries Qatar QSC (Qatar)	7,751	224,228
Italmobiliare SpA (Italy)	1,700	47,797
Jardine Matheson Holdings Ltd. (Hong Kong)	4,818	296,916
Jardine Strategic Holdings Ltd. (Hong Kong)	4,932	189,604
JG Summit Holdings, Inc. (Philippines)	134,240	161,828
KAP Industrial Holdings Ltd. (South Africa)	63,967	46,308
KOC Holding A/S (Turkey)	24,014	99,360
LG Corp. (South Korea)	4,874	400,087
Lotte Corp. (South Korea)	1,302	77,967
LT Group, Inc. (Philippines)	172,400	62,353
Mytilineos Holdings SA (Greece)*	7,881	84,492
NWS Holdings Ltd. (Hong Kong)	75,000	136,609
Reunert Ltd. (South Africa)	3,396	21,391
Rheinmetall AG (Germany)	3,262	462,984
Roper Technologies, Inc.	1,654	464,261
San Miguel Corp. (Philippines)	48,020	123,766
Seibu Holdings, Inc. (Japan)	7,500	131,494

Shares		Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Shanghai Industrial Holdings Ltd. (China)	51,000	$133,835
Siemens AG (Germany)	15,856	2,023,185
SK Holdings Co. Ltd. (South Korea)	915	258,067
SM Investments Corp. (Philippines)	10,590	187,412
Smiths Group PLC (United Kingdom)	6,409	136,328

		14,222,457

Insurance — 1.3%
Admiral Group PLC (United Kingdom)	4,300	111,294
Aflac, Inc.	14,664	641,697
AIA Group Ltd. (Hong Kong)	437,200	3,712,995
Alleghany Corp.	486	298,618
Allianz SE (Germany)	10,649	2,407,286
Allstate Corp. (The)	25,388	2,406,782
American Financial Group, Inc.	2,570	288,405
American International Group, Inc.	28,641	1,558,643
AmTrust Financial Services, Inc.	3,148	38,752
Aon PLC.	2,416	339,037
Arch Capital Group Ltd.*	6,200	530,658
Argo Group International Holdings Ltd.	1,990	114,225
Arthur J Gallagher & Co.	25,873	1,778,251
Aspen Insurance Holdings Ltd. (Bermuda)	2,098	94,095
ASR Nederland NV (Netherlands)	4,272	182,663
Assicurazioni Generali SpA (Italy)	34,294	659,208
Assurant, Inc.	1,548	141,503
Assured Guaranty Ltd.	13,624	493,189
Athene Holding Ltd. (Class A Stock)*	3,368	161,024
Axis Capital Holdings Ltd.	2,953	170,004
BB Seguridade Participacoes SA (Brazil)	13,000	115,374
Beazley PLC (United Kingdom)	19,299	154,957
Brown & Brown, Inc.	4,604	117,126
Cathay Financial Holding Co. Ltd. (Taiwan)	664,000	1,190,660
China Life Insurance Co. Ltd. (Taiwan)	180,940	188,740
China Reinsurance Group Corp. (China) (Class H Stock)	1,404,000	292,952
Chubb Ltd.	7,801	1,066,943
Cincinnati Financial Corp.	1,789	132,851
Dai-ichi Life Holdings, Inc. (Japan)	33,600	620,306
DB Insurance Co. Ltd. (South Korea)	2,846	176,807
Dhipaya Insurance PCL (Thailand)	16,000	12,690
Everest Re Group Ltd.	982	252,197
Fairfax Financial Holdings Ltd. (Canada)	600	304,143
First American Financial Corp.	2,739	160,725
FNF Group	5,735	229,515
Gjensidige Forsikring ASA (Norway)	3,180	58,487
Great-West Lifeco, Inc. (Canada)	6,200	158,230
Grupo Catalana Occidente SA (Spain)	2,562	111,642
Hannover Rueck SE (Germany)	1,601	218,428
Hanover Insurance Group, Inc. (The)	1,476	174,006
Hanwha Life Insurance Co. Ltd. (South Korea)	21,652	127,667
Harel Insurance Investments & Financial
Services Ltd. (Israel)	5,664	44,778
Hartford Financial Services Group, Inc. (The)	9,110	469,347
Hiscox Ltd. (United Kingdom)	10,993	224,289
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	4,378	162,382
Insurance Australia Group Ltd. (Australia)	31,509	182,435

A665

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Intact Financial Corp. (Canada)	1,900	$142,771
Japan Post Holdings Co. Ltd. (Japan)	27,600	335,407
Kemper Corp.	2,112	120,384
Korean Reinsurance Co. (South Korea)	9,661	103,523
Lancashire Holdings Ltd. (United Kingdom)	12,114	98,527
Liberty Holdings Ltd. (South Africa)	6,610	70,126
Loews Corp.	7,013	348,756
Manulife Financial Corp. (Canada)	36,400	675,816
Markel Corp.*	293	342,883
Marsh & McLennan Cos., Inc.	3,506	289,561
Medibank Private Ltd. (Australia)	30,465	67,857
Mercuries & Associates Holding Ltd. (Taiwan)	47,561	41,194
Mercuries Life Insurance Co. Ltd. (Taiwan)*	120,460	64,412
Mercury General Corp.	1,354	62,108
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	4,872	1,132,943
NN Group NV (Netherlands)	13,561	602,516
Old Republic International Corp.	5,655	121,300
Panin Financial Tbk PT (Indonesia)*	1,534,700	27,727
Porto Seguro SA (Brazil)	4,100	60,157
Poste Italiane SpA (Italy), 144A	15,203	138,870
Power Corp. of Canada (Canada)	9,300	212,225
Power Financial Corp. (Canada)	4,800	120,191
Powszechny Zaklad Ubezpieczen SA (Poland)	22,143	270,782
Primerica, Inc.	1,120	108,192
ProAssurance Corp.	2,513	122,006
Progressive Corp. (The)	40,537	2,469,920
QBE Insurance Group Ltd. (Australia)	31,299	233,513
Qualitas Controladora SAB de CV (Mexico)	10,400	28,786
Rand Merchant Investment Holdings Ltd. (South Africa)	24,047	81,299
Reinsurance Group of America, Inc.	5,651	870,254
RenaissanceRe Holdings Ltd. (Bermuda)	1,184	163,996
RSA Insurance Group PLC (United Kingdom)	26,336	233,164
Sampo OYJ (Finland) (Class A Stock)	6,364	354,556
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	928	234,111
Samsung Life Insurance Co. Ltd. (South Korea)	2,705	294,634
Santam Ltd. (South Africa)	286	7,905
SCOR SE (France)	7,939	324,112
Shin Kong Financial Holding Co. Ltd. (Taiwan)	1,023,727	392,347
Shinkong Insurance Co. Ltd. (Taiwan)	48,000	50,463
Societa Cattolica di Assicurazioni SC (Italy)	18,926	201,487
Sony Financial Holdings, Inc. (Japan)	5,400	98,605
Stewart Information Services Corp.	1,044	45,873
Sul America SA (Brazil), UTS	13,302	88,440
Swiss Re AG (Switzerland)	10,885	1,110,996
Syarikat Takaful Malaysia Bhd (Malaysia)	5,300	4,542
T&D Holdings, Inc. (Japan)	10,200	162,243
Talanx AG (Germany)	2,031	88,309
Thaire Life Assurance PCL (Thailand) (Class F Stock)	71,600	22,928
Third Point Reinsurance Ltd. (Bermuda)*	3,991	55,674
Torchmark Corp.	4,803	404,268

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	5,016	$696,522
Trisura Group Ltd. (Canada)*	67	1,339
UnipolSai Assicurazioni SpA (Italy)	28,220	67,100
UNIQA Insurance Group AG (Austria)	4,712	54,855
Validus Holdings Ltd.	1,486	100,231
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,905	97,118
W.R. Berkley Corp.	1,945	141,402
White Mountains Insurance Group Ltd.	343	282,124
Willis Towers Watson PLC	1,060	161,321
Wiz Solucoes e Corretagem de Seguros SA (Brazil)	1,100	3,718
XL Group Ltd. (Bermuda)	8,391	463,687
Zurich Insurance Group AG (Switzerland)*	3,007	991,896

		39,839,978

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.*	2,896	4,191,497
ASKUL Corp. (Japan)	700	23,495
B2W Cia Digital (Brazil)*	1,200	9,269
Booking Holdings, Inc.*	173	359,907
Ctrip.com International Ltd. (China), ADR*	21,100	983,681
Expedia Group, Inc.	1,437	158,659
Liberty Interactive Corp. QVC Group
(Class A Stock)*	10,089	253,940
momo.com, Inc. (Taiwan)	2,000	19,059
Netflix, Inc.*	1,534	453,067
On the Beach Group PLC (United Kingdom), 144A	2,694	20,221
Rakuten, Inc. (Japan)	72,200	592,229
Takkt AG (Germany)	11,607	264,214

		7,329,238

Internet Software & Services — 1.0%
Addcn Technology Co. Ltd. (Taiwan)	1,032	8,297
Akamai Technologies, Inc.*	2,279	161,763
Alibaba Group Holding Ltd. (China), ADR*(a)	25,000	4,588,499
Alphabet, Inc. (Class A Stock)*	3,483	3,612,359
Alphabet, Inc. (Class C Stock)*	3,617	3,731,984
Ateam, Inc. (Japan)	2,500	58,221
Autohome, Inc. (China), ADR	1,400	120,315
Baidu, Inc. (China), ADR*	9,600	2,142,623
Blucora, Inc.*	3,340	82,163
Cars.com, Inc.*(a)	2,180	61,759
carsales.com Ltd. (Australia)	22,844	237,597
COOKPAD, Inc. (Japan)(a)	5,900	32,715
eBay, Inc.*	14,590	587,102
Facebook, Inc. (Class A Stock)*	39,978	6,388,084
Fang Holdings Ltd. (China), ADR*(a)	9,700	49,857
Gree, Inc. (Japan)	22,300	127,671
j2 Global, Inc.(a)	1,051	82,945
Kakaku.com, Inc. (Japan)	8,800	153,746
Liquidity Services, Inc.*	762	4,953
Mail.Ru Group Ltd. (Russia), GDR*	5,559	194,454
MercadoLibre, Inc. (Argentina)	4,200	1,496,838
NAVER Corp. (South Korea)	283	210,615
NetEase, Inc. (China), ADR	2,600	729,014
NetEnt AB (Sweden)*	15,646	78,981

A666

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
NEXTDC Ltd. (Australia)*	10,526	$52,873
NIC, Inc.	1,542	20,509
PChome Online, Inc. (Taiwan)	5,000	27,871
REA Group Ltd. (Australia)	1,251	76,807
Renren, Inc. (China), ADR*(a)	2,520	21,168
Sohu.com, Inc. (China)*	1,100	34,012
Stamps.com, Inc.*	263	52,876
Tencent Holdings Ltd. (China)	79,400	4,262,158
Tian Ge Interactive Holdings Ltd. (China), 144A	40,000	33,830
Twitter, Inc.*	3,512	101,883
XING SE (Germany)	103	29,973
Yahoo Japan Corp. (Japan)(a)	19,500	91,277
Yandex NV (Russia) (Class A Stock)*	3,900	153,855
Zillow Group, Inc. (Class C Stock)*(a)	937	50,411

		29,952,058

IT Services — 0.7%
Accenture PLC (Class A Stock)	4,719	724,367
AGTech Holdings Ltd. (Hong Kong)*	48,000	5,731
Alliance Data Systems Corp.	1,017	216,479
Alten SA (France)	2,283	219,814
Amadeus IT Group SA (Spain)	10,702	790,729
Amdocs Ltd.	3,147	209,968
Atea ASA (Norway)*	7,891	128,096
Atos SE (France)	2,378	325,808
Automatic Data Processing, Inc.	2,592	294,140
Bechtle AG (Germany)	1,376	111,620
Black Knight, Inc.*	1,489	70,132
Blackhawk Network Holdings, Inc.*	1,255	56,099
Booz Allen Hamilton Holding Corp.	2,260	87,507
Broadridge Financial Solutions, Inc., ADR	1,885	206,766
CACI International, Inc. (Class A Stock)*	665	100,648
Cardtronics PLC (Class A Stock)*	943	21,038
CGI Group, Inc. (Canada) (Class A Stock)*	30,700	1,770,490
Cielo SA (Brazil)	24,308	152,484
Cognizant Technology Solutions Corp.
(Class A Stock)	4,882	393,001
Computershare Ltd. (Australia)	6,445	86,430
Conduent, Inc.*	7,215	134,488
Convergys Corp.	4,117	93,127
CoreLogic, Inc.*	2,051	92,767
CSRA, Inc.	908	37,437
Digital China Holdings Ltd. (Hong Kong)*	93,000	51,288
DST Systems, Inc.	1,046	87,498
DTS Corp. (Japan)	1,300	45,250
EOH Holdings Ltd. (South Africa)	7,265	26,386
ExlService Holdings, Inc.*	797	44,449
Fidelity National Information Services, Inc.	3,710	357,273
Fiserv, Inc.*	3,686	262,849
Fujitsu Ltd. (Japan)	85,000	510,455
Genpact Ltd.	2,499	79,943
Global Payments, Inc.	1,820	202,966
Indra Sistemas SA (Spain)*	3,885	53,789
Ines Corp. (Japan)	7,200	74,974
International Business Machines Corp.	27,461	4,213,341
InterXion Holding NV (Netherlands)*	1,507	93,600
Itochu Techno-Solutions Corp. (Japan)	3,600	74,370
Jack Henry & Associates, Inc.	581	70,272

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Kanematsu Electronics Ltd. (Japan)	1,700	$47,706
Leidos Holdings, Inc.	1,836	120,074
Luxoft Holding, Inc.*	1,200	49,139
Mastercard, Inc. (Class A Stock)	3,393	594,318
Matrix IT Ltd. (Israel)	3,596	40,547
Mitsubishi Research Institute, Inc. (Japan)	1,000	31,671
NEC Networks & System Integration Corp. (Japan)	4,300	111,356
Net 1 UEPS Technologies, Inc. (South Africa)*	5,400	51,084
NET One Systems Co. Ltd. (Japan)	6,300	92,516
Nihon Unisys Ltd. (Japan)	3,000	65,161
Nomura Research Institute Ltd. (Japan)	1,646	77,772
NS Solutions Corp. (Japan)	2,000	57,131
NTT Data Corp. (Japan)	12,000	126,093
Obic Co. Ltd. (Japan)	300	25,280
Otsuka Corp. (Japan)	1,600	81,572
Paychex, Inc.	2,141	131,864
QIWI PLC (Russia), ADR	3,000	57,330
Science Applications International Corp.	779	61,385
SCSK Corp. (Japan)	1,700	73,730
SONDA SA (Chile)	31,878	61,887
Systex Corp. (Taiwan)	23,000	50,459
Tieto OYJ (Finland)	2,614	87,071
TIS, Inc. (Japan)	13,500	533,300
Total System Services, Inc.	10,959	945,323
TravelSky Technology Ltd. (China) (Class H Stock)	88,000	257,038
Visa, Inc. (Class A Stock)(a)	41,200	4,928,344
Western Union Co. (The)	5,527	106,284
Wirecard AG (Germany)	14,413	1,701,627
Worldpay, Inc. (Class A Stock)*	2,167	178,214
Zuken, Inc. (Japan)	3,000	41,163

		23,364,308

Leisure Products — 0.0%
Accell Group (Netherlands)	2,735	59,584
Amer Sports OYJ (Finland)*	4,505	139,025
American Outdoor Brands Corp.*(a)	1,861	19,206
Bandai Namco Holdings, Inc. (Japan)	3,500	113,273
Daikoku Denki Co. Ltd. (Japan)	1,000	16,618
Fields Corp. (Japan)	6,400	69,711
Giant Manufacturing Co. Ltd. (Taiwan)	17,000	90,156
Goodbaby International Holdings Ltd. (China)	166,000	113,549
Hasbro, Inc.	902	76,039
Heiwa Corp. (Japan)	2,400	47,321
Johnson Health Tech Co. Ltd. (Taiwan)	7,000	7,892
KMC Kuei Meng International, Inc. (Taiwan) .	3,000	13,835
Mars Engineering Corp. (Japan)	1,800	41,808
Mattel, Inc.(a)	4,931	64,843
Mizuno Corp. (Japan)	4,200	125,718
Sankyo Co. Ltd. (Japan)	500	17,491
Sega Sammy Holdings, Inc. (Japan)	4,400	71,290
Shanghai Phoenix Enterprise Group Co. Ltd.
(China) (Class B Stock)*	3,700	2,884
Shimano, Inc. (Japan)	800	115,445
Sturm Ruger & Co., Inc.(a)	471	24,728
Tomy Co. Ltd. (Japan)	2,400	24,377

A667

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Topkey Corp. (Taiwan)	6,000	$17,782
Vista Outdoor, Inc.*	2,962	48,340
Yamaha Corp. (Japan)	2,700	118,597
Zhonglu Co. Ltd. (China) (Class B Stock)*	15,800	16,817

		1,456,329

Life Sciences Tools & Services — 0.2%
Bio-Techne Corp.	1,169	176,566
Charles River Laboratories International, Inc.*	868	92,650
CMIC Holdings Co. Ltd. (Japan)	2,800	72,233
Crown Bioscience International (Taiwan)	5,858	14,764
EPS Holdings, Inc. (Japan)	9,300	188,176
Eurofins Scientific SE (Luxembourg)	146	76,938
Gerresheimer AG (Germany)	2,876	236,056
ICON PLC*	995	117,549
Illumina, Inc.*	546	129,085
IQVIA Holdings, Inc.*	1,413	138,629
JHL Biotech, Inc. (Taiwan)*	2,061	4,453
Lonza Group AG (Switzerland)*	4,807	1,132,360
Mettler-Toledo International, Inc.*	389	223,687
Morphosys AG (European Currency Unit)*	262	26,757
PerkinElmer, Inc.	1,800	136,296
QIAGEN NV*	4,658	150,586
Siegfried Holding AG (Switzerland)*	1,835	618,065
Tecan Group AG (Switzerland)	3,129	661,803
Thermo Fisher Scientific, Inc.	3,178	656,130
Waters Corp.*	729	144,816

		4,997,599

Machinery — 0.7%
AGCO Corp.	2,753	178,532
Alfa Laval AB (Sweden)	6,105	144,677
Allison Transmission Holdings, Inc.	3,204	125,148
Alstom SA (France)	3,786	170,758
Amada Holdings Co. Ltd. (Japan)	14,700	178,685
ANDRITZ AG (Austria)	1,011	56,533
Asahi Diamond Industrial Co. Ltd. (Japan)	4,600	47,641
Atlas Copco AB (Sweden) (Class A Stock)	4,938	214,466
Atlas Copco AB (Sweden) (Class B Stock)	37,764	1,468,494
Bando Chemical Industries Ltd. (Japan)	8,300	94,306
Biesse SpA (Italy)	3,958	234,740
Bobst Group SA (Switzerland)	2,017	223,009
Caterpillar, Inc.	15,258	2,248,724
China Conch Venture Holdings Ltd. (China)	160,000	490,985
CNH Industrial NV (United Kingdom)	14,356	177,398
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	1,836	95,031
Conzzeta AG (Switzerland)	23	27,475
CRRC Corp. Ltd. (China) (Class H Stock)	133,000	114,100
CSBC Corp. Taiwan (Taiwan)*	68,000	41,595
Deere & Co.	3,387	526,069
Deutz AG (Germany)	19,968	183,044
DMG Mori Co. Ltd. (Japan)	11,800	217,136
Donaldson Co., Inc.	1,801	81,135
Duerr AG (Germany)	13,447	1,474,900
Ebara Corp. (Japan)	8,000	280,438
EVA Precision Industrial Holdings Ltd. (Hong Kong)	154,000	23,742

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
FANUC Corp. (Japan)	2,100	$540,442
Fenner PLC (United Kingdom)	36,774	314,206
Fortive Corp.	3,300	255,816
Fuji Machine Manufacturing Co. Ltd. (Japan)	6,400	124,746
Fujitec Co. Ltd. (Japan)	5,100	68,010
GEA Group AG (Germany)	4,007	170,405
Georg Fischer AG (Switzerland)	107	143,040
Glory Ltd. (Japan)	3,200	114,832
Grupo Rotoplas SAB de CV (Mexico)*	9,700	15,217
Haitian International Holdings Ltd. (China)	32,000	97,298
Hillenbrand, Inc.	3,128	143,575
Hoshizaki Corp. (Japan)	900	80,236
Huangshi Dongbei Electrical Appliance Co. Ltd. (China) (Class B Stock)	10,300	14,745
Illinois Tool Works, Inc.	2,561	401,206
Interpump Group SpA (Italy)	4,423	149,576
Iochpe Maxion SA (Brazil)	3,300	26,208
Kama Co. Ltd. (China) (Class B Stock)*	15,000	11,846
Kardex AG (Switzerland)*	3,370	456,149
Kato Works Co. Ltd. (Japan)	3,900	87,783
Kepler Weber SA (Brazil)*	1,500	5,452
King Slide Works Co. Ltd. (Taiwan)	2,000	28,127
Kinik Co. (Taiwan)	3,000	7,817
Kone OYJ (Finland) (Class B Stock)	3,974	198,334
Krones AG (Germany)	800	107,777
Kurita Water Industries Ltd. (Japan)	4,800	154,958
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	18,300	268,747
Makino Milling Machine Co. Ltd. (Japan)	57,000	528,725
Makita Corp. (Japan)	4,300	212,997
MAN SE (Germany)	1,092	127,338
Max Co. Ltd. (Japan)	7,000	89,206
Mirle Automation Corp. (Taiwan)	14,581	22,807
Mitsubishi Heavy Industries Ltd. (Japan)	5,900	227,498
Nak Sealing Technologies Corp. (Taiwan)	3,000	9,186
NTN Corp. (Japan)	136,000	561,101
Oiles Corp. (Japan)	5,560	119,082
Otokar Otomotiv Ve Savunma Sanayi A.S. (Turkey)	96	2,851
Pfeiffer Vacuum Technology AG (Germany)	1,013	157,459
Rechi Precision Co. Ltd. (Taiwan)	35,360	36,632
Rieter Holding AG (Switzerland)*	563	110,068
Rotork PLC (United Kingdom)	16,105	64,369
San Shing Fastech Corp. (Taiwan)	7,000	14,133
Sandvik AB (Sweden)	28,326	517,174
Sany Heavy Equipment International Holdings Co. Ltd. (China)*	97,000	28,424
Schindler Holding AG (Switzerland), (XBRN)	247	53,295
Shang Gong Group Co. Ltd. (China) (Class B Stock)*	5,600	5,016
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)	13,200	9,051
Shanghai Highly Group Co. Ltd. (China) (Class B Stock)	8,800	7,792
Shanghai Mechanical and Electrical Industry Co. Ltd. (China) (Class B Stock)	11,800	24,551
Shanghai Zhenhua Heavy Industries Co. Ltd. (China) (Class B Stock)	21,100	10,914
Shin Zu Shing Co. Ltd. (Taiwan)	18,000	56,710

A668

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Shinmaywa Industries Ltd. (Japan)	30,800	$252,504
Sinmag Equipment Corp. (Taiwan)	1,000	5,613
Sinotruk Hong Kong Ltd. (China)	67,000	80,010
Sintokogio Ltd. (Japan)	14,400	148,459
SKF AB (Sweden) (Class B Stock)	8,341	170,883
SKP Resources Bhd (Malaysia)	18,600	7,638
Snap-on, Inc.(a)	908	133,966
Spirax-Sarco Engineering PLC (United Kingdom)	7,623	615,311
Stanley Black & Decker, Inc.	1,999	306,247
Star Micronics Co. Ltd. (Japan)	6,200	115,079
Sunonwealth Electric Machine Industry Co. Ltd. (Taiwan)	9,000	14,098
Syncmold Enterprise Corp. (Taiwan)	7,000	16,425
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	13,240	8,917
Toro Co. (The)	20,835	1,301,146
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	185	3,396
United Wagon Co. PJSC (Russia)*	2,217	28,584
Valmet OYJ (Finland)	18,836	377,318
Vesuvius PLC (United Kingdom)	35,012	286,625
Volvo AB (Sweden) (Class B Stock)	102,898	1,876,239
Vossloh AG (Germany)*	1,276	63,934
Wacker Neuson SE (Germany)	1,867	64,645
WEG SA (Brazil)	11,620	79,263
Wellcall Holdings Bhd (Malaysia)	13,950	5,007
Xylem, Inc.	2,568	197,531
Yangzijiang Shipbuilding Holdings Ltd. (China)	174,800	162,806
Yungtay Engineering Co. Ltd. (Taiwan)	23,000	43,718

		22,467,050

Marine — 0.0%
Chinese Maritime Transport Ltd. (Taiwan)	14,000	14,073
Chu Kong Shipping Enterprises Group Co. Ltd. (China)	82,000	21,363
Cia Sud Americana de Vapores SA (Chile)*	1,600,165	69,502
Clarkson PLC (United Kingdom)	2,253	95,444
COSCO Shipping Energy Transportation Co. Ltd. (China) (Class H Stock)	122,000	63,044
COSCO Shipping Holdings Co. Ltd. (China) (Class H Stock)*	87,500	43,794
Costamare, Inc. (Monaco)(a)	8,700	54,287
Evergreen Marine Corp. Taiwan Ltd.
(Taiwan)*	120,468	62,912
Grindrod Ltd. (South Africa)*	44,152	51,189
Kawasaki Kisen Kaisha Ltd. (Japan)*	4,100	95,749
Kuehne + Nagel International AG (Switzerland)	418	65,837
Matson, Inc.	667	19,103
MISC Bhd (Malaysia)	115,500	211,245
Qatar Navigation QSC (Qatar)	12,033	187,164
Seaspan Corp. (Hong Kong)(a)	10,800	72,143
Sincere Navigation Corp. (Taiwan)	35,000	21,389
Sinotrans Shipping Ltd. (China)	235,500	63,343
SITC International Holdings Co. Ltd. (China)	73,000	73,056
Stolt-Nielsen Ltd. (Norway)	3,470	42,701
U-Ming Marine Transport Corp. (Taiwan)	32,000	38,533
Wallenius Wilhelmsen Logistics (Norway)*	5,713	40,230

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Wisdom Marine Lines Co. Ltd. (Taiwan)	61,857	$59,077
Yang Ming Marine Transport Corp. (Taiwan)*	20,534	7,391

		1,472,569

Media — 0.6%
AirMedia Group, Inc. (China), ADR*(a)	8,600	7,500
Alibaba Pictures Group Ltd. (Hong Kong)*	1,700,000	222,349
AMC Entertainment Holdings, Inc. (Class A Stock)	1,394	19,586
Asian Pay Television Trust (Singapore), UTS	270,100	109,504
Avex, Inc. (Japan)	2,700	38,273
Axel Springer SE (Germany)	1,606	134,347
Cable One, Inc.	113	77,643
CBS Corp. (Class B Non-Voting Stock)	16,517	848,808
Charter Communications, Inc. (Class A Stock)*	2,455	764,045
Cheil Worldwide, Inc. (South Korea)	4,279	73,396
Cinemark Holdings, Inc.(a)	2,047	77,110
Cineplex, Inc. (Canada)	1,600	38,934
Cineworld Group PLC (United Kingdom)	13,648	45,235
Cogeco Communications, Inc. (Canada)	800	43,802
Comcast Corp. (Class A Stock)	74,956	2,561,247
Corus Entertainment, Inc. (Canada) (Class B Stock)	5,600	26,297
Criteo SA (France), ADR*	1,093	28,243
CTS Eventim AG & Co. KGaA (Germany)	4,513	211,348
CyberAgent, Inc. (Japan)	1,000	51,959
Cyfrowy Polsat SA (Poland)	17,947	130,950
Daiichikosho Co. Ltd. (Japan)	6,400	334,431
Dentsu, Inc. (Japan)	4,700	207,707
Discovery Communications, Inc. (Class A Stock)*(a)	3,318	71,105
Discovery Communications, Inc. (Class C Stock)*	3,106	60,629
DISH Network Corp. (Class A Stock)*	4,504	170,657
Eutelsat Communications SA (France)	5,002	99,142
Fuji Media Holdings, Inc. (Japan)	2,400	40,829
Gannett Co., Inc.	4,974	49,641
GCI Liberty, Inc. (Class A Stock)*	1,185	62,639
GEDI Gruppo Editoriale SpA (Italy)*	2,363	1,306
Grupo Televisa SAB (Mexico), ADR	14,340	228,866
Hakuhodo DY Holdings, Inc. (Japan)	6,000	82,825
Huayi Tencent Entertainment Co. Ltd. (Hong Kong)*	150,000	7,515
IMAX China Holding, Inc. (Hong Kong), 144A*	6,300	20,053
Interpublic Group of Cos., Inc. (The)	48,221	1,110,530
IPSOS (France)	9,428	370,345
JCDecaux SA (France)	2,493	86,695
John Wiley & Sons, Inc. (Class A Stock)	1,870	119,119
Kinepolis Group NV (Belgium)	1,237	82,144
Lagardere SCA (France)	4,156	118,713
Liberty Broadband Corp. (Class C Stock)*	2,755	236,076
Liberty Global PLC (United Kingdom) (Class C Stock)*	5,662	172,295
Liberty Latin America Ltd.*	2,683	51,218

A669

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Liberty Latin America Ltd. (Chile) (Class A Stock)*	843	$16,396
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,668	51,458
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	859	35,305
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	5,270	215,280
Madison Square Garden Co. (The) (Class A Stock)*	200	49,160
Major Cineplex Group PCL (Thailand)	21,900	20,020
Media Prima Bhd (Malaysia)	116,500	11,670
Megacable Holdings SAB de CV (Mexico), UTS	28,900	133,484
Meredith Corp.(a)	521	28,030
Multiplus SA (Brazil)	500	4,680
Naspers Ltd. (South Africa) (Class N Stock)	6,693	1,637,864
News Corp. (Class A Stock)	10,902	172,252
Nippon Television Holdings, Inc. (Japan)	2,300	40,413
NOS SGPS SA (Portugal)	13,553	79,880
Omnicom Group, Inc.(a)	2,454	178,332
Pearson PLC (United Kingdom)	44,227	465,851
Plan B Media PCL (Thailand) (Class F Stock)	55,000	10,343
Proto Corp. (Japan)	1,100	17,057
Publicis Groupe SA (France)	5,454	379,772
Quebecor, Inc. (Canada) (Class B Stock)	4,000	76,470
Scholastic Corp.	1,134	44,045
SES SA (Luxembourg)	11,681	158,114
Shaw Communications, Inc. (Canada) (Class B Stock)	4,600	88,619
Singapore Press Holdings Ltd. (Singapore)	48,000	92,612
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	66,578
Sky PLC (United Kingdom)	15,168	276,240
Surya Citra Media Tbk PT (Indonesia)	86,000	17,027
Television Broadcasts Ltd. (Hong Kong)	17,000	56,512
Time Warner, Inc.	12,517	1,183,858
Toei Co. Ltd. (Japan)	1,500	159,510
Toho Co. Ltd. (Japan)	2,700	89,869
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,000	21,270
TV Asahi Holdings Corp. (Japan)	2,900	64,107
Twenty-First Century Fox, Inc. (Class A Stock)	14,069	516,192
VGI Global Media PCL (Thailand)	98,900	24,950
Visi Media Asia Tbk PT (Indonesia)*	286,200	6,785
Vivendi SA (France)	21,088	546,914
Walt Disney Co. (The)	19,620	1,970,633
Woongjin Thinkbig Co. Ltd. (South Korea)*	7,791	49,014
Workpoint Entertainment PCL (Thailand)	6,700	13,632
WPP PLC (United Kingdom)	18,858	299,684

		18,664,938

Metals & Mining — 0.7%
Acacia Mining PLC (United Kingdom)	12,309	24,670
Agnico Eagle Mines Ltd. (Canada)	3,338	140,427
Alamos Gold, Inc. (Canada) (Class A Stock)	10,121	52,634
Alrosa PJSC (Russia)	161,800	257,910

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Aneka Tambang Persero Tbk PT (Indonesia)*	656,300	$37,297
AngloGold Ashanti Ltd. (South Africa), ADR	29,193	277,042
Aowei Holdings Ltd. (China)*	41,000	10,201
Araya Industrial Co. Ltd. (Japan)	2,600	51,216
ArcelorMittal (Luxembourg)*	17,813	565,782
ArcelorMittal South Africa Ltd. (South Africa)*	23,812	5,356
Asahi Holdings, Inc. (Japan)	4,800	89,425
Assore Ltd. (South Africa)	871	21,463
Aurubis AG (Germany)	8,871	745,340
B2Gold Corp. (Canada)*	31,600	86,582
Barrick Gold Corp. (Canada)	27,900	347,572
Bekaert SA (Belgium)	5,342	227,560
Bengang Steel Plates Co. Ltd. (China) (Class B Stock)*	40,800	16,693
Boliden AB (Sweden)	46,104	1,615,059
Centamin PLC (United Kingdom)	37,681	81,699
Centerra Gold, Inc. (Canada)*	10,100	57,934
Central Asia Metals PLC (United Kingdom)	10,777	48,233
Chiho Environmental Group Ltd. (Hong Kong)*	34,000	18,871
China Metal Products (Taiwan)	39,220	38,958
China Metal Resources Utilization Ltd. (China), 144A*	32,000	21,172
China Rare Earth Holdings Ltd. (China)*	146,000	8,672
China Silver Group Ltd. (China)	154,000	33,949
China Steel Corp. (Taiwan)	917,013	732,330
China Zhongwang Holdings Ltd. (China)	260,800	155,721
Da Ming International Holdings Ltd. (China)	32,000	12,390
Daido Steel Co. Ltd. (Japan)	1,600	81,165
Detour Gold Corp. (Canada)*	5,900	59,717
DRDGOLD Ltd. (South Africa)	39,313	10,851
Eldorado Gold Corp. (Canada)	37,500	31,436
Eramet (France)*	479	65,893
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	51,127	135,169
Feng Hsin Steel Co. Ltd. (Taiwan)	37,000	74,694
Ferrexpo PLC (Switzerland)	137,618	471,689
Franco-Nevada Corp. (Canada)	2,100	143,276
Freeport-McMoRan, Inc.*	25,627	450,266
Gerdau SA (Brazil)	5,200	20,523
Gloria Material Technology Corp. (Taiwan)	60,080	41,008
Gold Fields Ltd. (South Africa), ADR	53,329	214,383
Goldcorp, Inc. (Canada)	30,800	425,297
Grupa Kety SA (Poland)	346	34,716
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	106,200	353,708
Grupo Simec SAB de CV (Mexico) (Class B Stock)*	3,100	9,805
Harmony Gold Mining Co. Ltd. (South Africa), ADR(a)	41,659	99,565
Hsin Kuang Steel Co. Ltd. (Taiwan)	14,000	16,301
IAMGOLD Corp. (Canada)*	18,600	96,440
Iluka Resources Ltd. (Australia)	20,792	168,636
Industrias CH SAB de CV (Mexico) (Class B Stock)*	4,800	20,203
Inner Mongolia Eerduosi Resourses Co. Ltd. (China) (Class B Stock)	60,700	65,446

A670

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	82,000	$118,098
Kinross Gold Corp. (Canada)*	40,000	158,032
Krakatau Steel Persero Tbk PT (Indonesia)*	415,500	13,270
Labrador Iron Ore Royalty Corp. (Canada)(a)	12,000	196,530
Lundin Mining Corp. (Canada)	245,500	1,610,180
Magnitogorsk Iron & Steel Works PJSC (Russia)	57,100	44,122
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR	3,415	33,945
Maruichi Steel Tube Ltd. (Japan)	4,100	124,946
Mineral Resources Ltd. (Australia)	9,426	123,001
MMC Norilsk Nickel PJSC (Russia), ADR(a)	19,360	358,838
Munsun Capital Group Ltd. (Hong Kong)*	2,460,000	12,625
Newcrest Mining Ltd. (Australia)	12,562	189,467
Newmont Mining Corp.	7,278	284,351
Nippon Light Metal Holdings Co. Ltd. (Japan)	176,500	454,499
Nisshin Steel Co. Ltd. (Japan)	10,000	117,344
North Mining Shares Co. Ltd. (Hong Kong)*	1,620,000	28,296
Northam Platinum Ltd. (South Africa)*	10,106	31,101
Northern Star Resources Ltd. (Australia)	18,084	87,772
Novolipetsk Steel PJSC (Russia), GDR	4,182	104,132
OZ Minerals Ltd. (Australia)	25,203	174,021
Pan African Resources PLC (United Kingdom)	108,685	11,018
Pan American Silver Corp. (Canada)	5,700	91,892
Paranapanema SA (Brazil)*	19,500	8,860
Philex Mining Corp. (Philippines)	159,100	18,489
Polymetal International PLC (Russia)	7,546	77,874
Randgold Resources Ltd. (United Kingdom), ADR	2,545	211,846
Rio Tinto Ltd. (United Kingdom)	31,933	1,783,048
Rio Tinto PLC (United Kingdom), ADR(a)	11,763	606,147
Royal Bafokeng Platinum Ltd. (South Africa)*	9,199	20,108
Royal Gold, Inc.	906	77,798
Salzgitter AG (Germany)	5,552	283,779
Sandfire Resources NL (Australia)	74,793	420,495
Severstal PJSC (Russia), GDR	7,300	110,157
Sibanye Gold Ltd. (South Africa), ADR(a)	33,963	135,512
Sims Metal Management Ltd.	14,686	162,877
Southern Copper Corp. (Peru)(a)	1,200	65,016
SSAB AB (Sweden) (Class B Stock)*	60,387	278,293
St Barbara Ltd. (Australia)	17,441	53,795
Stalprodukt SA (Poland)	94	12,904
Steel Dynamics, Inc.	7,642	337,929
TA Chen Stainless Pipe (Taiwan)	68,008	65,832
Tahoe Resources, Inc.	15,900	74,665
Teck Resources Ltd. (Canada) (Class B Stock)	17,300	445,542
Thye Ming Industrial Co. Ltd. (Taiwan)	12,000	16,631
Ton Yi Industrial Corp. (Taiwan)	62,000	27,714
Tung Ho Steel Enterprise Corp. (Taiwan)	77,000	65,154
United Co. RUSAL PLC (Russia)	69,000	42,069
Vale SA (Brazil), ADR(a)	120,400	1,531,488
voestalpine AG (Austria)	2,595	136,127
Wheaton Precious Metals Corp. (Canada)	7,500	152,812

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Yamana Gold, Inc. (Canada)	49,785	$137,567
YC INOX Co. Ltd. (Taiwan)	37,900	33,896
Yeong Guan Energy Technology Group Co. Ltd. (Taiwan)	16,000	47,505
Yieh Phui Enterprise Co. Ltd. (Taiwan)	256,567	95,756
Yodogawa Steel Works Ltd. (Japan)	3,000	80,149
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	202,000	159,808
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	268,000	121,995

		21,139,462

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	3,230	56,105
AGNC Investment Corp.	10,030	189,768
Annaly Capital Management, Inc.	30,833	321,588
Apollo Commercial Real Estate Finance, Inc.(a)	1,886	33,910
ARMOUR Residential REIT, Inc.	2,595	60,412
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	2,058	64,662
Capstead Mortgage Corp.	9,568	82,763
Chimera Investment Corp.	7,123	124,011
Concentradora Hipotecaria SAPI de CV (Mexico)(a)	23,100	21,677
CYS Investments, Inc.	9,221	61,965
Granite Point Mortgage Trust, Inc.	1,623	26,844
Invesco Mortgage Capital, Inc.	5,105	83,620
MTGE Investment Corp.	7,191	128,719
New Residential Investment Corp.	5,688	93,568
PennyMac Mortgage Investment Trust	4,136	74,572
Redwood Trust, Inc.	4,004	61,942
Starwood Property Trust, Inc.	5,936	124,359
Two Harbors Investment Corp.	6,813	104,716

		1,715,201

Multiline Retail — 0.1%
Aeon Co. M Bhd (Malaysia)	33,100	15,325
Big Lots, Inc.(a)	694	30,210
Can Do Co. Ltd. (Japan)	2,100	35,510
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,200	157,783
Dollar General Corp.	2,938	274,850
Dollar Tree, Inc.*	3,029	287,452
Dollarama, Inc. (Canada)	300	36,461
Don Quijote Holdings Co. Ltd. (Japan)	1,100	63,041
Eslite Spectrum Corp. (The) (Taiwan)	1,000	4,760
Europris ASA (Norway), 144A*	4,761	15,306
Far Eastern Department Stores Ltd. (Taiwan)	127,000	71,066
Golden Eagle Retail Group Ltd. (China)	33,000	37,911
Grupo Sanborns SAB de CV (Mexico)	22,800	24,932
H2O Retailing Corp. (Japan)	6,300	116,489
Harvey Norman Holdings Ltd. (Australia)(a)	17,579	50,261
Hyundai Department Store Co. Ltd. (South Korea)	1,052	89,796
Isetan Mitsukoshi Holdings Ltd. (Japan)	18,900	209,140
Izumi Co. Ltd. (Japan)	1,000	67,438
J Front Retailing Co. Ltd. (Japan)	10,600	179,027

A671

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Kohl’s Corp.	2,275	$149,035
Lifestyle China Group Ltd. (Hong Kong)*	79,000	22,391
Lojas Americanas SA (Brazil)	700	2,981
Lojas Renner SA (Brazil)	7,730	79,959
Lotte Shopping Co. Ltd. (South Korea)	902	199,047
Macy’s, Inc.	6,380	189,741
Magazine Luiza SA (Brazil)	800	23,917
Maoye International Holdings Ltd. (China)	163,000	18,367
Marisa Lojas SA (Brazil)*	5,210	10,494
Matahari Department Store Tbk PT (Indonesia)	46,600	37,222
Mitra Adiperkasa Tbk PT (Indonesia)	22,400	12,652
Next PLC (United Kingdom)	1,867	124,807
Nordstrom, Inc.	1,666	80,651
Parkson Retail Group Ltd. (China)	191,500	22,314
Poya International Co. Ltd. (Taiwan)	2,030	25,491
Ripley Corp. SA (Chile)	74,599	76,911
Robinson PCL (Thailand)	26,600	53,169
Ryohin Keikaku Co. Ltd. (Japan)	200	66,818
SACI Falabella (Chile)	32,287	311,338
Stockmann OYJ Abp (Finland) (Class B Stock)*(a)	4,409	20,625
Takashimaya Co. Ltd. (Japan)	18,000	173,028
Target Corp.	6,353	441,089
Woolworths Holdings Ltd. (South Africa)	19,987	101,321

		4,010,126

Multi-Utilities — 0.2%
A2A SpA (Italy)	38,200	73,071
AGL Energy Ltd. (Australia)	8,536	143,069
Ameren Corp.	2,997	169,720
Atco Ltd. (Canada) (Class I Stock)	3,200	102,780
Avista Corp.	710	36,388
Black Hills Corp.	1,279	69,450
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	96,095
CenterPoint Energy, Inc.	2,827	77,460
Centrica PLC (United Kingdom)	73,436	147,039
CMS Energy Corp.	3,468	157,066
Consolidated Edison, Inc.	4,184	326,101
Dominion Energy, Inc.	5,942	400,669
DTE Energy Co.	2,370	247,427
Engie SA (France)	43,483	726,101
Hera SpA (Italy)	26,146	95,803
Iren SpA (Italy)	22,731	71,369
MDU Resources Group, Inc.	18,999	535,012
National Grid PLC (United Kingdom)	46,924	528,198
NiSource, Inc.	4,217	100,828
NorthWestern Corp.	1,555	83,659
Public Service Enterprise Group, Inc.	7,265	364,994
Qatar Electricity & Water Co. QSC (Qatar)	1,209	62,477
SCANA Corp.	2,988	112,199
Sempra Energy	2,579	286,836
Suez (France)	6,843	99,155
Unitil Corp.	1,234	57,270
Vectren Corp.	1,976	126,306
Veolia Environnement SA (France)	11,782	279,910
WEC Energy Group, Inc.	1,745	109,412
YTL Corp. Bhd (Malaysia)	371,790	129,225

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
YTL Power International Bhd (Malaysia)	377,772	$98,899

		5,913,988

Oil, Gas & Consumable Fuels — 1.8%
Agritrade Resources Ltd. (Hong Kong)	420,000	66,031
Aker BP ASA (Norway)	14,727	398,667
AltaGas Ltd. (Canada)	2,900	53,662
Andeavor	1,426	143,399
Antero Resources Corp.*	5,083	100,898
Bangchak Corp. PCL (Thailand)	43,900	51,772
Blue Ridge Mountain Resources, Inc.*^	23,523	204,650
BP PLC (United Kingdom), ADR	52,848	2,142,458
Cabot Oil & Gas Corp.	2,636	63,211
Caltex Australia Ltd. (Australia)	3,972	96,484
Centennial Resource Development, Inc. (Class A Stock)*	3,194	58,610
Chevron Corp.	31,518	3,594,312
China Aviation Oil Singapore Corp. Ltd. (Singapore)	49,900	59,751
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,451,200	2,174,418
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	194,000	54,778
CNOOC Ltd. (China) (Class H Stock)	1,576,000	2,333,566
CNX Resources Corp.*	5,553	85,683
ConocoPhillips	20,830	1,235,011
Cosan SA Industria e Comercio (Brazil)	3,000	37,756
Delta Dunia Makmur Tbk PT (Indonesia)*	209,900	14,539
DNO ASA (Norway)*	423,378	667,301
E1 Corp. (South Korea)	1,513	84,203
Empresas COPEC SA (Chile)	8,985	141,049
Enagas SA (Spain)	3,660	100,228
Enbridge, Inc. (Canada), (NYSE)	885	27,851
Enbridge, Inc. (Canada), (XTSE)	10,600	333,381
Energy Absolute PCL (Thailand)	27,400	38,543
Energy Earth PCL (Thailand)^	235,500	5,489
Eni SpA (Italy)	133,430	2,347,378
EQT Corp.	1,914	90,934
Esso Thailand PCL (Thailand)*	106,000	60,203
Exxon Mobil Corp.	44,803	3,342,752
Formosa Petrochemical Corp. (Taiwan)	66,000	271,078
Galp Energia SGPS SA (Portugal) (Class B Stock)	4,705	88,605
GasLog Ltd. (Monaco)	2,400	39,479
Gazprom Neft PJSC (Russia), ADR	3,676	94,841
Gazprom PJSC (Russia), ADR(a)	659,075	3,207,059
Grupa Lotos SA (Poland)	6,718	103,886
Hellenic Petroleum SA (Greece)	4,849	46,914
HollyFrontier Corp.	38,058	1,859,514
Husky Energy, Inc. (Canada)	9,000	128,816
Idemitsu Kosan Co. Ltd. (Japan)	48,000	1,808,370
Indo Tambangraya Megah Tbk PT (Indonesia)	19,800	41,093
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	178,000	238,645
JXTG Holdings, Inc. (Japan)	95,700	583,443
Koninklijke Vopak NV (Netherlands)	1,751	85,974
Kunlun Energy Co. Ltd. (China)	280,000	243,171
LUKOIL PJSC (Russia), ADR	36,692	2,528,079

A672

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	26,402	$1,930,250
MIE Holdings Corp. (Hong Kong)*	234,000	12,339
MOL Hungarian Oil & Gas PLC (Hungary)	32,165	350,943
Motor Oil Hellas Corinth Refineries SA (Greece)	3,808	86,000
Neste OYJ (Finland)	1,764	122,783
NewOcean Energy Holdings Ltd. (Hong Kong)*	218,000	49,738
Novatek PJSC (Russia), GDR	4,328	592,936
Occidental Petroleum Corp.	6,079	394,892
OMV AG (Austria)	12,241	712,599
Parkland Fuel Corp. (Canada)	2,100	47,253
PetroChina Co. Ltd. (China) (Class H Stock).	1,652,000	1,147,509
Petron Corp. (Philippines)	166,500	29,498
Petronas Dagangan Bhd (Malaysia)	6,300	40,411
Peyto Exploration & Development Corp. (Canada)(a)	11,500	96,402
Phillips 66	19,226	1,844,158
Polski Koncern Naftowy ORLEN SA (Poland)	18,686	459,924
Qatar Gas Transport Co. Ltd. (Qatar)	21,005	88,333
QGEP Participacoes SA (Brazil)	9,300	32,000
Range Resources Corp.(a)	5,895	85,713
Repsol SA (Spain)	30,727	546,193
Rosneft Oil Co. PJSC (Russia), GDR	48,690	266,919
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	92,387	2,939,693
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,264	134,906
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	79,278	2,545,798
Saras SpA (Italy)	143,050	313,837
Semirara Mining & Power Corp. (Philippines)	34,200	19,868
Shanxi Guoxin Energy Corp. Ltd. (China) (Class B Stock)*	26,300	20,291
Ship Finance International Ltd. (Norway)(a)	2,230	31,889
Showa Shell Sekiyu KK (Japan)	10,400	141,575
Sinanen Holdings Co. Ltd. (Japan)	900	22,084
SK Gas Ltd. (South Korea)	911	80,013
Snam SpA (Italy)	22,970	105,589
Star Petroleum Refining PCL (Thailand)	160,500	83,908
Statoil ASA (Norway)	11,771	278,596
StealthGas, Inc. (Greece)*	7,500	30,075
Sugih Energy Tbk PT (Indonesia)*	660,500	2,399
Suncor Energy, Inc. (Canada)	56,700	1,957,995
Surgutneftegas OJSC (Russia), ADR(a)	158,930	777,168
Thai Oil PCL (Thailand)	56,500	164,687
TOTAL SA (France)	46,816	2,683,481
TransCanada Corp. (Canada)	8,200	339,113
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	2,373	66,282
Ultrapar Participacoes SA (Brazil)	5,700	123,480
United Tractors Tbk PT (Indonesia)	47,300	110,350
Valero Energy Corp.	29,027	2,692,835
Washington H Soul Pattinson & Co. Ltd. (Australia)	9,542	136,947
Whitehaven Coal Ltd. (Australia)	139,189	475,723

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
World Fuel Services Corp.	1,498	$36,776

		56,830,086

Paper & Forest Products — 0.2%
Canfor Corp. (Canada)*	8,900	202,752
Chung Hwa Pulp Corp. (Taiwan)	83,838	33,172
Clearwater Paper Corp.*	932	36,441
Duratex SA (Brazil)	9,290	33,345
Empresas CMPC SA (Chile)	92,024	350,374
Ence Energia y Celulosa SA (Spain)	88,252	664,569
Evergreen Fibreboard Bhd (Malaysia)	112,800	13,760
Fibria Celulose SA (Brazil)	7,500	147,049
Hokuetsu Kishu Paper Co. Ltd. (Japan)	18,400	118,716
Holmen AB (Sweden) (Class B Stock)	5,352	290,837
Interfor Corp. (Canada)*	5,200	94,810
Jaya Tiasa Holdings Bhd (Malaysia)	88,400	19,509
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	112,000	119,591
Long Chen Paper Co. Ltd. (Taiwan)	36,000	40,884
Mondi Ltd. (South Africa)	9,454	257,342
Mondi PLC (South Africa)	4,156	111,661
Nine Dragons Paper Holdings Ltd. (Hong Kong)	125,000	189,450
Nippon Paper Industries Co. Ltd. (Japan)	10,500	193,890
Oji Holdings Corp. (Japan)	39,000	251,365
Sappi Ltd. (South Africa)	32,380	209,209
Schweitzer-Mauduit International, Inc.	1,856	72,662
Semapa-Sociedade de Investimento e Gestao (Portugal)	12,963	295,400
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	40,100	66,786
Suzano Papel e Celulose SA (Brazil)	16,000	162,304
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)(a)	81,067	863,752
Ta Ann Holdings Bhd (Malaysia)	28,880	22,597
YFY, Inc. (Taiwan)*	222,000	99,490

		4,961,717

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	475	137,265
Beiersdorf AG (Germany)	861	97,575
Ci:z Holdings Co. Ltd. (Japan)	1,000	49,957
Coty, Inc. (Class A Stock)	6,627	121,274
Edgewell Personal Care Co.*	1,365	66,639
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	1,538	1,721
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,085	911,046
Fancl Corp. (Japan)	7,600	277,589
Golden Throat Holdings Group Co. Ltd. (China), 144A	37,500	8,368
Grape King Bio Ltd. (Taiwan)	5,000	44,123
Hengan International Group Co. Ltd. (China)	29,500	275,006
Kao Corp. (Japan)	4,200	315,309
Karex Bhd (Malaysia)	30,400	6,417
Kobayashi Pharmaceutical Co. Ltd. (Japan)	2,200	155,905
LG Household & Health Care Ltd. (South Korea)	141	158,101

A673

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
L’Oreal SA (France)	2,699	$609,593
Mandom Corp. (Japan)	14,100	486,984
Microbio Co. Ltd. (Taiwan)*	47,886	36,000
Natura Cosmeticos SA (Brazil)	2,200	21,364
Oriflame Holding AG (Switzerland)	918	43,977
Shiseido Co. Ltd. (Japan)	21,800	1,391,512
TCI Co. Ltd. (Taiwan)	1,150	16,260
Unilever NV (United Kingdom), CVA	15,397	869,091
Unilever PLC (United Kingdom), ADR	14,604	811,398
YA-MAN Ltd. (Japan)	800	18,548

		6,931,022

Pharmaceuticals — 1.3%
Adcock Ingram Holdings Ltd. (South Africa)	385	2,315
Allergan PLC	9,267	1,559,543
Ascendis Health Ltd. (South Africa)	10,213	8,521
ASKA Pharmaceutical Co. Ltd. (Japan)	8,800	137,700
Aspen Pharmacare Holdings Ltd. (South Africa)	8,717	191,265
Astellas Pharma, Inc. (Japan)	34,000	520,064
AstraZeneca PLC (United Kingdom)	8,425	579,144
AstraZeneca PLC (United Kingdom), ADR(a)	16,906	591,203
Bayer AG (Germany)	12,095	1,363,516
Bristol-Myers Squibb Co.	18,637	1,178,791
Center Laboratories, Inc. (Taiwan)*	12,410	26,205
China Animal Healthcare Ltd. (China)*^	24,000	31
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	40,000	27,230
China Medical System Holdings Ltd. (China)	59,000	135,162
China Resources Pharmaceutical Group Ltd. (China), 144A	118,500	166,685
China Shineway Pharmaceutical Group Ltd. (China)	29,000	44,389
Chugai Pharmaceutical Co. Ltd. (Japan)	1,700	86,306
Consun Pharmaceutical Group Ltd. (China)	38,000	40,690
CSPC Pharmaceutical Group Ltd. (China)	86,000	231,814
Daiichi Sankyo Co. Ltd. (Japan)	9,600	322,040
Daito Pharmaceutical Co. Ltd. (Japan)	2,680	96,814
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	48,000	26,384
Eisai Co. Ltd. (Japan)	2,800	180,282
Eli Lilly & Co.	7,376	570,681
Formosa Laboratories, Inc. (Taiwan)	6,000	13,093
Genomma Lab Internacional SAB de CV
(Mexico) (Class B Stock)*	22,100	23,948
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. (China) (Class H Stock)	8,000	24,818
H. Lundbeck A/S (Denmark)	884	49,651
Hanmi Science Co. Ltd. (South Korea)*	940	84,022
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	115,955
Hypera SA (Brazil)	7,000	76,436
Impax Laboratories, Inc.*(a)	1,286	25,013
Johnson & Johnson	24,294	3,113,276
Kalbe Farma Tbk PT (Indonesia)	357,000	39,018
Kissei Pharmaceutical Co. Ltd. (Japan)	2,300	62,500
KYORIN Holdings, Inc. (Japan)	3,500	66,127
Kyowa Hakko Kirin Co. Ltd. (Japan)	2,700	58,637

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	4,940	$40,084
Lotus Pharmaceutical Co. Ltd. (Taiwan)*	5,000	9,188
Luye Pharma Group Ltd. (China)(a)	100,000	96,429
Medicines Co. (The)*	243	8,004
Mega Lifesciences PCL (Thailand)	27,100	38,533
Merck & Co., Inc.	69,185	3,768,507
Merck KGaA (Germany)	6,027	578,279
Mitsubishi Tanabe Pharma Corp. (Japan)	1,700	34,346
Mylan NV*	12,080	497,334
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	5,700	88,859
Nippon Shinyaku Co. Ltd. (Japan)	1,000	67,694
Novartis AG (Switzerland)	39,325	3,180,365
Novo Nordisk A/S (Denmark) (Class B Stock)	57,538	2,826,751
Oneness Biotech Co. Ltd. (Taiwan)*	12,000	11,375
Ono Pharmaceutical Co. Ltd. (Japan)	4,100	130,449
Orion OYJ (Finland) (Class B Stock)	1,390	42,551
Otsuka Holdings Co. Ltd. (Japan)	23,200	1,158,217
Perrigo Co. PLC	2,066	172,180
Pfizer, Inc.	69,928	2,481,745
Phytohealth Corp. (Taiwan)*	10,000	8,456
Prestige Brands Holdings, Inc.*	676	22,795
Recordati SpA (Italy)	1,314	48,481
Richter Gedeon Nyrt (Hungary)	7,705	161,016
Roche Holding AG (Switzerland)	18,508	4,243,435
Rohto Pharmaceutical Co. Ltd. (Japan)	17,800	495,366
Sanofi (France)	20,860	1,673,810
Santen Pharmaceutical Co. Ltd. (Japan)	4,400	73,682
Sawai Pharmaceutical Co. Ltd. (Japan)	3,900	171,003
ScinoPharm Taiwan Ltd. (Taiwan)	10,986	12,820
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co. Ltd. (China) (Class H Stock)	27,000	12,934
Shionogi & Co. Ltd. (Japan)	35,300	1,821,599
Sihuan Pharmaceutical Holdings Group Ltd. (China)	414,000	123,799
Sino Biopharmaceutical Ltd. (Hong Kong)	71,000	141,105
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	13,200	10,809
SSY Group Ltd. (Hong Kong)	94,000	83,075
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)	8,000	9,680
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	88,200	1,457,993
Synmosa Biopharma Corp. (Taiwan)	10,757	11,301
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,100	108,754
Takeda Pharmaceutical Co. Ltd. (Japan)	6,500	316,948
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China) (Class S Stock)	21,200	19,578
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	59,000	98,596
Towa Pharmaceutical Co. Ltd. (Japan)	900	57,336
Tsumura & Co. (Japan)	7,100	245,720
TTY Biopharm Co. Ltd. (Taiwan)	8,000	27,258
TWi Pharmaceuticals, Inc. (Taiwan)*	3,000	9,938
UCB SA (Belgium)	2,696	219,558
Vifor Pharma AG (Switzerland)	860	132,614

A674

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China) (Class H Stock), 144A	11,800	$54,832
YungShin Global Holding Corp. (Taiwan)	15,400	22,068
ZERIA Pharmaceutical Co. Ltd. (Japan)	1,000	20,018
Zoetis, Inc.	8,972	749,252

		39,735,788

Professional Services — 0.2%
51job, Inc. (China), ADR*	700	60,227
Adecco Group AG (Switzerland)	22,326	1,588,042
Amadeus Fire AG (Germany)	1,021	114,071
Bureau Veritas SA (France)	3,761	97,764
DKSH Holding AG (Switzerland)	902	73,350
en-japan, Inc. (Japan)	3,900	217,715
Equifax, Inc.	1,074	126,528
Experian PLC (United Kingdom)	12,353	267,154
Forrester Research, Inc.	1,005	41,657
FTI Consulting, Inc.*	1,725	83,507
Hays PLC (United Kingdom)	159,955	422,576
Huron Consulting Group, Inc.*	791	30,137
IHS Markit Ltd.*	6,423	309,846
Intertek Group PLC (United Kingdom)	2,654	173,726
Link And Motivation, Inc. (Japan)(a)	15,600	186,048
McMillan Shakespeare Ltd. (Australia)	20,182	261,574
Meitec Corp. (Japan)	3,900	211,935
Nielsen Holdings PLC.	4,993	158,727
Nihon M&A Center, Inc. (Japan)	1,800	61,491
Pagegroup PLC (United Kingdom)	96,253	724,504
Pasona Group, Inc. (Japan)	1,000	21,324
Persol Holdings Co. Ltd. (Japan)	1,800	52,302
Recruit Holdings Co. Ltd. (Japan)	13,100	328,333
RELX NV (United Kingdom)	5,272	109,283
RELX PLC (United Kingdom)	11,955	245,577
RPX Corp.	2,808	30,018
SGS SA (Switzerland)	37	91,017
Sporton International, Inc. (Taiwan)	3,049	16,895
Stantec, Inc. (Canada)	2,700	66,622
Synergie SA (France)	157	9,872
TechnoPro Holdings, Inc. (Japan)	1,800	107,420
Teleperformance (France)	1,193	185,007
Trust Tech, Inc. (Japan)	1,300	41,784
Verisk Analytics, Inc.*	1,228	127,712
Wolters Kluwer NV (Netherlands)	4,441	236,194
Yumeshin Holdings Co. Ltd. (Japan)	8,600	94,806

		6,974,745

Real Estate Management & Development — 1.4%
Aedas Homes SAU (Spain), 144A*	16,078	588,668
Aeon Mall Co. Ltd. (Japan)	4,420	92,963
Aliansce Shopping Centers SA (Brazil)*	2,800	15,851
Allreal Holding AG (Switzerland)	840	138,244
Attacq Ltd. (South Africa)*	24,578	40,949
Azrieli Group Ltd. (Israel)	2,536	121,908
Bangkok Land PCL (Thailand)	1,467,900	86,375
Bayside Land Corp. (Israel)	46	21,757
Belle Corp. (Philippines)	272,900	19,484
BR Malls Participacoes SA (Brazil)	21,575	76,656
BR Properties SA (Brazil)	7,500	20,514
BUWOG AG (Austria)*	2,736	97,836

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
C C Land Holdings Ltd. (Hong Kong)*	322,000	$73,837
CA Immobilien Anlagen AG (Austria)	3,421	114,471
Carnival Group International Holdings Ltd. (Hong Kong)*	290,000	13,324
Castellum AB (Sweden)	113,376	1,856,900
Cathay Real Estate Development Co. Ltd. (Taiwan)	54,400	29,023
CBRE Group, Inc. (Class A Stock)*	19,244	908,702
Central China Real Estate Ltd. (China)*	145,000	66,869
China Electronics Optics Valley Union Holding Co. Ltd. (China)	212,000	18,516
China Logistics Property Holdings Co. Ltd. (China)*	151,000	46,967
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	82,977
China Minsheng Drawin Technology Group Ltd. (Hong Kong)*	260,000	6,786
China SCE Property Holdings Ltd. (China)	257,000	134,117
China Vanke Co. Ltd. (China) (Class H Stock)	76,027	350,077
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A	42,000	25,055
Chong Hong Construction Co. Ltd. (Taiwan)	14,820	43,184
City Developments Ltd. (Singapore)	158,600	1,580,325
CK Asset Holdings Ltd. (Hong Kong)	545,500	4,596,278
Corp Inmobiliaria Vesta SAB de CV (Mexico)	37,500	55,672
Daibiru Corp. (Japan)	2,600	30,280
Daito Trust Construction Co. Ltd. (Japan)	900	153,240
Da-Li Development Co. Ltd. (Taiwan)	13,047	15,869
DAMAC Properties Dubai Co. PJSC (United Arab Emirates)	81,331	66,334
Deutsche EuroShop AG (Germany)	2,621	96,151
Deutsche Wohnen SE (Germany)	8,880	414,341
Deyaar Development PJSC (United Arab Emirates)*	901,955	117,214
Echo Polska Properties NV (Poland)	31,063	51,414
Emaar Malls PJSC (United Arab Emirates)	181,078	105,946
Emaar Properties PJSC (United Arab Emirates)	304,890	481,886
Entra ASA (Norway), 144A	75,514	1,030,859
Etalon Group PLC (Russia), GDR	7,973	24,318
Fabege AB (Sweden)	10,577	229,627
Farglory Land Development Co. Ltd. (Taiwan)	43,000	48,587
Fastighets AB Balder (Sweden) (Class B Stock)*	1,929	48,423
First Capital Realty, Inc. (Canada)	5,400	85,295
Fullshare Holdings Ltd. (Hong Kong)*	342,500	189,913
Globe Trade Centre SA (Poland)	8,335	22,265
Glorious Property Holdings Ltd. (Hong Kong)*	576,000	51,006
Goldcrest Co. Ltd. (Japan)	2,800	59,287
Great Eagle Holdings Ltd. (Hong Kong)	29,000	147,067
Greattown Holdings Ltd. (China) (Class B Stock)	34,000	23,730
Guorui Properties Ltd. (China)	100,000	26,587
Hang Lung Group Ltd. (Hong Kong)	47,000	154,136
Hanson International Tbk PT (Indonesia)*	2,093,800	22,438

A675

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Helbor Empreendimentos SA (Brazil)*	11,700	$5,387
Hemfosa Fastigheter AB (Sweden)	16,638	201,853
Henderson Land Development Co. Ltd. (Hong Kong)	50,435	330,706
Highwealth Construction Corp. (Taiwan)	55,000	85,343
Hong Pu Real Estate Development Co. Ltd. (Taiwan)	40,000	29,580
Hongkong Land Holdings Ltd. (Hong Kong)	376,400	2,600,553
Hopefluent Group Holdings Ltd. (China)	74,000	35,574
Huaku Development Co. Ltd. (Taiwan)	15,000	37,207
Huang Hsiang Construction Corp. (Taiwan)	9,000	9,114
Hung Sheng Construction Ltd. (Taiwan)	27,000	28,361
Hydoo International Holding Ltd. (China)*	398,000	32,029
Hysan Development Co. Ltd. (Hong Kong)	37,000	196,353
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,500	17,810
IMMOFINANZ AG (Austria)*	36,734	95,659
Instone Real Estate Group BV (Germany), 144A*	19,909	453,195
Intershop Holding AG (Switzerland)	390	204,841
Intiland Development Tbk PT (Indonesia)	350,200	8,405
IOI Properties Group Bhd (Malaysia)	241,500	100,589
Jiayuan International Group Ltd. (Hong Kong)*	58,000	83,898
Kawasan Industri Jababeka Tbk PT (Indonesia)	555,339	10,587
KEE TAI Properties Co. Ltd. (Taiwan)	96,000	33,862
Kerry Properties Ltd. (Hong Kong)	42,500	192,184
Kuoyang Construction Co. Ltd. (Taiwan)*	43,000	24,524
LAMDA Development SA (Greece)*	3,395	26,722
LBS Bina Group Bhd (Malaysia)	50,380	11,611
LendLease Group (Australia)	11,984	160,670
Liu Chong Hing Investment Ltd. (Hong Kong)	40,000	64,627
Logan Property Holdings Co. Ltd. (China)	134,000	206,266
LPN Development PCL (Thailand)	71,700	23,672
LPS Brasil Consultoria de Imoveis SA (Brazil)*	2,700	4,048
LSR Group PJSC (Russia), GDR	5,240	16,767
LVGEM China Real Estate Investment Co. Ltd. (China)	136,000	54,450
Mah Sing Group Bhd (Malaysia)	127,800	33,425
Matrix Concepts Holdings Bhd (Malaysia)	48,375	25,399
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	1
Mitsubishi Estate Co. Ltd. (Japan)	160,800	2,693,631
Mitsui Fudosan Co. Ltd. (Japan)	108,600	2,621,740
Mobimo Holding AG (Switzerland)*	375	99,301
Modernland Realty Tbk PT (Indonesia)	681,200	17,254
Multiplan Empreendimentos Imobiliarios SA (Brazil)	2,500	52,242
Nam Tai Property, Inc. (China)(a)	2,185	27,203
New World Development Co. Ltd. (Hong Kong)	285,000	406,198
Nexity SA (France)	5,960	381,709
OUE Ltd. (Singapore)	159,700	222,038
Parque Arauco SA (Chile)	33,700	101,530
Ping An Securities Group Holdings Ltd. (Hong Kong)*	1,980,000	17,515

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Platinum Group PCL (The) (Thailand) (Class F Stock)	138,700	$36,261
PP Properti Tbk PT (Indonesia)	314,000	3,872
Prince Housing & Development Corp. (Taiwan)	198,000	80,832
Property Perfect PCL (Thailand)	965,700	25,913
PSP Swiss Property AG (Switzerland)	10,876	1,061,287
Puradelta Lestari Tbk PT (Indonesia)	194,000	2,426
Quality Houses PCL (Thailand)	472,600	44,189
Radium Life Tech Co. Ltd. (Taiwan)*	138,260	54,495
Realogy Holdings Corp.(a)	45,025	1,228,282
Red Star Macalline Group Corp. Ltd. (China)
(Class H Stock), 144A	189,000	222,825
Redco Group (China), 144A	52,000	27,862
Relo Group, Inc. (Japan)	5,800	159,874
Renhe Commercial Holdings Co. Ltd. (China)*	1,140,000	22,320
Robinsons Land Corp. (Philippines)	136,511	52,494
Ronshine China Holdings Ltd. (China)*	42,000	61,655
Ruentex Development Co. Ltd. (Taiwan)*	72,000	85,351
S IMMO AG (Austria)	596	11,807
Sansiri PCL (Thailand)	564,600	30,101
Savills PLC (United Kingdom)	29,064	400,223
SC Asset Corp. PCL (Thailand)	293,900	34,781
Selvaag Bolig ASA (Norway)	9,411	45,561
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China) (Class B Stock)	13,000	16,840
Shanghai Lingang Holdings Corp. Ltd. (China) (Class B Stock)*	24,600	42,429
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	27,340	39,132
Shanghai Shibei Hi-Tech Co. Ltd. (China) (Class B Stock)	96,800	49,360
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)*	3,900	5,002
Shenzhen SEG Co. Ltd. (China) (Class B Stock)	34,400	15,190
Shining Building Business Co. Ltd. (Taiwan)*	26,250	9,629
Shui On Land Ltd. (China)	347,000	94,976
Siam Future Development PCL (Thailand)	152,324	43,876
Sinyi Realty, Inc. (Taiwan)	16,497	24,649
Skyfame Realty Holdings Ltd. (China)*	36,000	26,596
SOHO China Ltd. (China)	158,500	83,486
Sonae Sierra Brasil SA (Brazil)	2,400	17,425
SP Setia Bhd Group (Malaysia)	43,500	33,728
St. Joe Co. (The)*	3,082	58,096
Sumitomo Realty & Development Co. Ltd. (Japan)	19,000	709,966
Sun Hung Kai Properties Ltd. (Hong Kong)	206,000	3,269,832
Sunway Bhd (Malaysia)	181,699	74,434
Supalai PCL (Thailand)	60,100	42,188
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,000	141,772
Swire Properties Ltd. (Hong Kong)	59,800	210,327
Swiss Prime Site AG (Switzerland)*	2,465	238,551
TAG Immobilien AG (Germany)	4,319	89,611

A676

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Taiwan Land Development Corp. (Taiwan)*	156,882	$51,789
Takara Leben Co. Ltd. (Japan)	193,300	828,389
TICON Industrial Connection PCL (Thailand) (Class F Stock)	52,800	29,933
Times Property Holdings Ltd. (China)	102,000	157,408
Tosei Corp. (Japan)	18,700	222,491
United Development Co. QSC (Qatar)	29,823	122,382
Unizo Holdings Co. Ltd. (Japan)	4,600	111,536
UOA Development Bhd (Malaysia)	37,500	23,500
Vista Land & Lifescapes, Inc. (Philippines)	459,200	57,251
Vonovia SE (Germany)	88,942	4,410,622
WHA Corp. PCL (Thailand)	475,750	57,633
Wharf Real Estate Investment Co. Ltd. (Hong Kong)*	147,000	960,849
Yanlord Land Group Ltd. (Singapore)	566,000	730,114
Yida China Holdings Ltd. (China)	172,000	58,811
Ying Li International Real Estate Ltd. (Singapore)*	225,700	23,665
Yuzhou Properties Co. Ltd. (China)	164,000	112,645
Zall Group Ltd. (China)*	74,000	105,074

		44,199,729

Road & Rail — 0.4%
Aurizon Holdings Ltd. (Australia)	21,704	71,204
Blue Bird Tbk PT (Indonesia)	45,600	9,538
BTS Group Holdings PCL (Thailand)	346,100	91,954
Canadian National Railway Co. (Canada)	9,900	723,549
CAR, Inc. (China)*	48,000	43,339
Central Japan Railway Co. (Japan)	5,100	973,298
CJ Logistics Corp. (South Korea)*	343	44,475
ComfortDelGro Corp. Ltd. (Singapore)	44,000	69,071
Cosan Logistica SA (Brazil)*	6,900	20,900
CSX Corp.	35,060	1,953,193
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)	76,000	46,746
DSV A/S (Denmark)	2,644	208,739
East Japan Railway Co. (Japan)	8,300	775,999
eHi Car Services Ltd. (China), ADR*	3,100	38,595
Evergreen International Storage & Transport Corp. (Taiwan)	87,000	39,218
Firstgroup PLC (United Kingdom)*	70,490	81,206
Guangshen Railway Co. Ltd. (China) (Class H Stock)	114,000	67,883
Hamakyorex Co. Ltd. (Japan)	14,300	477,092
Hankyu Hanshin Holdings, Inc. (Japan)	4,400	164,798
Heartland Express, Inc.	2,036	36,628
Hitachi Transport System Ltd. (Japan)	2,700	75,649
Ichinen Holdings Co. Ltd. (Japan)	10,200	141,010
J.B. Hunt Transport Services, Inc.	865	101,335
JSL SA (Brazil)*	2,600	5,056
Kansas City Southern	1,516	166,533
Keikyu Corp. (Japan)	2,500	43,942
Keio Corp. (Japan)	3,400	146,541
Keisei Electric Railway Co. Ltd. (Japan)	5,700	175,453
Kintetsu Group Holdings Co. Ltd. (Japan)	1,300	51,079
Knight-Swift Transportation Holdings, Inc.	468	21,533
Landstar System, Inc.	380	41,667
Localiza Rent a Car SA (Brazil)	5,985	51,702
MTR Corp. Ltd. (Hong Kong)	24,730	133,496

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Nagoya Railroad Co. Ltd. (Japan)	3,400	$86,758
Nankai Electric Railway Co. Ltd. (Japan)	2,600	65,519
National Express Group PLC (United Kingdom)	22,977	124,569
Nikkon Holdings Co. Ltd. (Japan)	13,700	358,663
Nippon Express Co. Ltd. (Japan)	3,000	198,492
Norfolk Southern Corp.	3,505	475,909
Odakyu Electric Railway Co. Ltd. (Japan)	4,500	91,672
Old Dominion Freight Line, Inc.	865	127,129
PKP Cargo SA (Poland)*	3,308	40,283
Ryder System, Inc.	20,173	1,468,393
Sakai Moving Service Co. Ltd. (Japan)	500	25,798
Sankyu, Inc. (Japan)	2,200	109,467
Seino Holdings Co. Ltd. (Japan)	10,700	197,105
Senko Group Holdings Co. Ltd. (Japan)	15,600	121,526
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China) (Class B Stock)	5,400	6,568
Tobu Railway Co. Ltd. (Japan)	6,000	183,327
Tokyu Corp. (Japan)	14,000	220,462
Union Pacific Corp.	8,724	1,172,767
Werner Enterprises, Inc.	2,409	87,929
West Japan Railway Co. (Japan)	3,900	276,497

		12,531,254

Semiconductors & Semiconductor Equipment — 0.8%
Advanced Semiconductor Engineering, Inc. (Taiwan)	355,000	517,931
AIXTRON SE (Germany)*	2,805	54,101
ams AG (Austria)*	742	77,918
Applied Materials, Inc.	11,675	649,247
Ardentec Corp. (Taiwan)	37,714	49,283
ASM International NV (Netherlands)	7,639	557,009
ASML Holding NV (Netherlands)	4,438	880,028
BE Semiconductor Industries NV (Netherlands)	7,005	715,834
Chen Full International Co. Ltd. (Taiwan)	15,000	23,227
Chipbond Technology Corp. (Taiwan)	26,000	61,827
ChipMOS TECHNOLOGIES, Inc. (Taiwan)	44,000	35,112
Dialog Semiconductor PLC (United Kingdom)*	1,167	27,706
Disco Corp. (Japan)	400	85,497
Elmos Semiconductor AG (Germany)	1,210	37,072
Everlight Electronics Co. Ltd. (Taiwan)	46,000	71,127
Ferrotec Holdings Corp. (Japan)	1,000	24,538
Formosa Advanced Technologies Co. Ltd. (Taiwan)	25,000	28,511
Gigasolar Materials Corp. (Taiwan)	3,000	21,408
Global Lighting Technologies, Inc. (Taiwan)	24,000	32,091
Grand Plastic Technology Corp. (Taiwan)	1,000	5,976
Greatek Electronics, Inc. (Taiwan)	26,000	49,823
Hanergy Thin Film Power Group Ltd. (China)*^	148,000	—
Himax Technologies, Inc. (Taiwan), ADR(a)	4,700	28,952
Holtek Semiconductor, Inc. (Taiwan)	9,000	24,290
Hua Hong Semiconductor Ltd. (China), 144A	49,000	98,132
Intel Corp.	62,285	3,243,803
JA Solar Holdings Co. Ltd. (China), ADR*(a)	6,800	44,608

A677

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
King Yuan Electronics Co. Ltd. (Taiwan)	106,000	$111,264
Kinsus Interconnect Technology Corp. (Taiwan)	27,000	52,358
KLA-Tencor Corp.	1,695	184,772
Kulicke & Soffa Industries, Inc. (Singapore)*	2,624	65,626
LandMark Optoelectronics Corp. (Taiwan)	1,000	13,167
Lite-On Semiconductor Corp. (Taiwan)	27,000	39,525
Maxim Integrated Products, Inc.	2,105	126,763
Megachips Corp. (Japan)	2,900	101,638
Melexis NV (Belgium)	1,715	170,928
Micron Technology, Inc.*	37,909	1,976,575
Mimasu Semiconductor Industry Co. Ltd. (Japan)	1,200	21,473
MKS Instruments, Inc.	1,457	168,502
Nanya Technology Corp. (Taiwan)	53,000	169,817
Neo Solar Power Corp. (Taiwan)	77,000	34,578
Novatek Microelectronics Corp. (Taiwan)	18,000	82,300
NuFlare Technology, Inc. (Japan)	300	18,834
NXP Semiconductors NV (Netherlands)*	5,485	641,745
Orient Semiconductor Electronics Ltd. (Taiwan)*	97,000	28,748
Phison Electronics Corp. (Taiwan)	8,000	83,931
Powertech Technology, Inc. (Taiwan)	51,000	160,776
QUALCOMM, Inc.	18,808	1,042,151
Radiant Opto-Electronics Corp. (Taiwan)	27,000	66,970
Rambus, Inc.*	2,364	31,749
Rudolph Technologies, Inc.*	2,597	71,937
SCREEN Holdings Co. Ltd. (Japan)	1,600	144,526
Semiconductor Manufacturing International Corp. (China)*	213,300	282,229
Sigurd Microelectronics Corp. (Taiwan)	31,000	39,212
Silergy Corp. (China)	6,000	136,238
Silicon Integrated Systems Corp. (Taiwan)*	91,000	31,090
Silicon Motion Technology Corp. (Taiwan), ADR	2,100	101,052
Siliconware Precision Industries Co. Ltd. (Taiwan)	117,000	204,527
Siltronic AG (Germany)*	191	32,608
Sitronix Technology Corp. (Taiwan)	12,000	35,939
SK Hynix, Inc. (South Korea)	21,550	1,650,988
Solartech Energy Corp. (Taiwan)*	51,000	24,076
Sonix Technology Co. Ltd. (Taiwan)	12,000	15,227
Spi Energy Co. Ltd. (China)*	6,700	3,787
STMicroelectronics NV (Switzerland), (CHI-X)	45,218	1,001,639
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	132,000	5,776,320
Taiwan Surface Mounting Technology Corp. (Taiwan)	49,000	47,348
Tokyo Electron Ltd. (Japan)	2,300	425,480
Tokyo Seimitsu Co. Ltd. (Japan)	9,000	358,207
Topco Scientific Co. Ltd. (Taiwan)	11,762	34,446
Tyntek Corp. (Taiwan)	37,000	21,247
United Microelectronics Corp. (Taiwan)	1,305,000	687,739
Vanguard International Semiconductor Corp. (Taiwan)	45,000	98,509
Visual Photonics Epitaxy Co. Ltd. (Taiwan)	6,750	26,441
Xilinx, Inc.	2,182	157,628
Xperi Corp.	1,015	21,467

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Youngtek Electronics Corp. (Taiwan)	12,130	$24,786

		24,293,934

Software — 0.8%
Activision Blizzard, Inc.	6,525	440,177
Adobe Systems, Inc.*	13,698	2,959,863
Altium Ltd. (Australia)	15,561	237,837
ANSYS, Inc.*	1,010	158,257
Asseco Poland SA (Poland)	12,244	161,170
AVEVA Group PLC (United Kingdom)	2,373	63,643
BAIOO Family Interactive Ltd. (China), 144A	332,000	20,088
CA, Inc.	5,430	184,077
Cadence Design Systems, Inc.*	29,089	1,069,602
Capcom Co. Ltd. (Japan)	10,600	242,257
CD Projekt SA (Poland)	1,263	40,466
Changyou.com Ltd. (China), ADR*	3,000	83,669
Check Point Software Technologies Ltd. (Israel)*(a)	2,171	215,667
Citrix Systems, Inc.*	17,523	1,626,134
ComArch SA (Poland)	115	4,559
Constellation Software, Inc. (Canada)	200	135,701
Cyberlink Corp. (Taiwan)	11,000	23,491
Dassault Systemes SE (France)	1,670	227,109
Dell Technologies, Inc. (Class V Stock)*	6,887	504,197
Electronic Arts, Inc.*	2,871	348,080
Feiyu Technology International Co. Ltd. (Hong Kong), 144A*	63,000	6,328
Forgame Holdings Ltd. (China)*	12,600	17,619
Fuji Soft, Inc. (Japan)	2,200	87,745
Gamania Digital Entertainment Co. Ltd. (Taiwan)*	8,000	21,022
Gemalto NV (Netherlands)	2,867	175,190
Intuit, Inc.	5,455	945,624
IRESS Ltd. (Australia)	11,449	84,151
KLab, Inc. (Japan)*	11,100	178,176
Konami Holdings Corp. (Japan)	32,700	1,636,875
Linx SA (Brazil)	1,900	11,683
Logo Yazilim Sanayi Ve Ticaret A/S (Turkey)*	1,842	22,756
Marvelous, Inc. (Japan)	1,300	11,118
Micro Focus International PLC (United Kingdom)	4,763	66,509
Microsoft Corp.	50,114	4,573,905
Miroku Jyoho Service Co. Ltd. (Japan)	400	11,503
National Agricultural Holdings Ltd. (China)*^	100,000	6,142
NSD Co. Ltd. (Japan)	7,100	143,261
Open Text Corp. (Canada)	5,200	180,901
Oracle Corp.	37,273	1,705,240
Sage Group PLC (The) (United Kingdom)	19,794	177,857
salesforce.com, Inc.*	4,793	557,426
SAP SE (Germany)	13,241	1,390,066
Shanghai Baosight Software Co. Ltd. (China) (Class B Stock)	13,500	24,432
Software AG (Germany)	7,726	404,369
Splunk, Inc.*	11,886	1,169,464
Square Enix Holdings Co. Ltd. (Japan)	8,900	398,080
SS&C Technologies Holdings, Inc.	2,854	153,089
Symantec Corp.	8,075	208,739

A678

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Synopsys, Inc.*	2,001	$166,563
Systena Corp. (Japan)	4,400	175,537
Take-Two Interactive Software, Inc.*	1,015	99,247
Temenos Group AG (Switzerland)*	5,885	704,230
TOTVS SA (Brazil)	3,686	31,942
Trend Micro, Inc. (Japan)	2,000	117,944
Ubisoft Entertainment SA (France)*	2,326	196,389
Verint Systems, Inc.*	2,244	95,594
VMware, Inc. (Class A Stock)*(a)	2,274	275,768
Zynga, Inc. (Class A Stock)*	13,437	49,179

		25,027,707

Specialty Retail — 0.4%
Aaron’s, Inc.	2,184	101,774
Ace Hardware Indonesia Tbk PT (Indonesia)	145,500	14,078
Adastria Co. Ltd. (Japan)	1,580	32,503
Advance Auto Parts, Inc.	778	92,232
Alpen Co. Ltd. (Japan)	12,600	280,485
American Eagle Outfitters, Inc.	2,918	58,156
AOKI Holdings, Inc. (Japan)	5,500	83,608
Aoyama Trading Co. Ltd. (Japan)	15,700	614,300
Arcland Sakamoto Co. Ltd. (Japan)	4,600	73,622
Autobacs Seven Co. Ltd. (Japan)	9,400	175,035
Beauty Community PCL (Thailand)	29,600	20,190
Bed Bath & Beyond, Inc.	3,312	69,519
Best Buy Co., Inc.	27,233	1,906,037
Bic Camera, Inc. (Japan)	5,600	88,850
Buckle, Inc. (The)	852	18,872
Cashbuild Ltd. (South Africa)	1,238	50,020
Cato Corp. (The) (Class A Stock)	1,044	15,389
Chico’s FAS, Inc.	3,436	31,061
Children’s Place, Inc. (The)	397	53,694
China Rundong Auto Group Ltd. (China), 144A*	39,000	15,010
China Yongda Automobiles Services Holdings Ltd. (China)	65,500	70,174
Chiyoda Co. Ltd. (Japan)	2,400	59,763
Cia Hering (Brazil)	3,500	21,892
CSMall Group Ltd. (China)*	2,567	769
DCM Holdings Co. Ltd. (Japan)	6,600	67,160
Dick’s Sporting Goods, Inc.	2,412	84,541
DNA 2002 PCL (Thailand)*	136,400	2,305
DSW, Inc. (Class A Stock)	2,050	46,043
EDION Corp. (Japan)	8,800	100,898
Fast Retailing Co. Ltd. (Japan)	500	200,867
FF Group (Greece)*	5,768	112,278
Fielmann AG (Germany)	1,266	102,347
Finish Line, Inc. (The) (Class A Stock)	1,069	14,474
Foot Locker, Inc.	3,323	151,329
GameStop Corp. (Class A Stock)(a)	3,168	39,980
Gap, Inc. (The)	3,701	115,471
Geo Holdings Corp. (Japan)	5,700	90,557
Giordano International Ltd. (Hong Kong)	274,000	160,703
GOME Retail Holdings Ltd. (China)	1,126,000	122,597
Grand Baoxin Auto Group Ltd. (China)*	232,000	98,159
Haverty Furniture Cos., Inc.	1,125	22,669
Hengdeli Holdings Ltd. (Hong Kong)	324,000	15,636

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Hennes & Mauritz AB (Sweden) (Class B Stock)	17,543	$262,077
Home Depot, Inc. (The)	2,037	363,075
Home Product Center PCL (Thailand)	115,848	51,623
Honeys Holdings Co. Ltd. (Japan)	3,070	28,904
Industria de Diseno Textil SA (Spain)	8,980	282,319
JB Hi-Fi Ltd. (Australia)	10,159	202,075
JD Sports Fashion PLC (United Kingdom)	118,956	559,599
JUMBO SA (Greece)	6,514	116,539
Kingfisher PLC (United Kingdom)	74,683	306,371
Kohnan Shoji Co. Ltd. (Japan)	15,300	367,434
Komeri Co. Ltd. (Japan)	1,800	48,556
K’s Holdings Corp. (Japan)	57,000	784,095
Lewis Group Ltd. (South Africa)	10,432	37,169
Lowe’s Cos., Inc.	7,303	640,838
Luk Fook Holdings International Ltd. (Hong Kong)	39,000	141,626
M.Video PJSC (Russia)*	4,840	34,706
Monro, Inc.	631	33,822
Murphy USA, Inc.*	899	65,447
Nitori Holdings Co. Ltd. (Japan)	800	140,293
Office Depot, Inc.	19,492	41,908
O’Reilly Automotive, Inc.*	1,261	311,946
PC Depot Corp. (Japan)	4,300	28,288
Pou Sheng International Holdings Ltd. (Hong Kong)	283,000	71,987
PTG Energy PCL (Thailand)	26,100	13,663
Rent-A-Center, Inc.(a)	2,167	18,701
Ross Stores, Inc.	18,081	1,409,956
Sanrio Co. Ltd. (Japan)	1,500	27,320
Senao International Co. Ltd. (Taiwan)	12,000	21,559
Shimamura Co. Ltd. (Japan)	600	74,813
Siam Global House PCL (Thailand)	64,082	32,087
Signet Jewelers Ltd.	2,344	90,291
Super Group Ltd. (South Africa)*	22,070	67,150
Super Retail Group Ltd. (Australia)	9,037	47,515
Symphony Holdings Ltd. (Hong Kong)	330,000	45,210
Tiphone Mobile Indonesia Tbk PT (Indonesia)	84,700	5,254
TJX Cos., Inc. (The)	5,785	471,825
Tractor Supply Co.	1,276	80,414
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	25,000	20,836
Ulta Beauty, Inc.*	437	89,266
Urban Outfitters, Inc.*	2,065	76,322
USS Co. Ltd. (Japan)	1,700	34,795
Valora Holding AG (Switzerland)	329	112,514
Via Varejo SA (Brazil), UTS	2,900	26,739
WH Smith PLC (United Kingdom)	5,558	152,391
Williams-Sonoma, Inc.(a)	1,317	69,485
Xebio Holdings Co. Ltd. (Japan)	2,400	47,569
Yamada Denki Co. Ltd. (Japan)(a)	25,900	157,387
Yellow Hat Ltd. (Japan)	1,900	56,580
Zhongsheng Group Holdings Ltd. (China)	32,500	89,286

		13,754,672

Technology Hardware, Storage & Peripherals — 0.9%
Advantech Co. Ltd. (Taiwan)	10,555	76,329
Apple, Inc.	69,640	11,684,199
Asia Vital Components Co. Ltd. (Taiwan)	53,000	53,460

A679

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Asustek Computer, Inc. (Taiwan)	73,000	$684,892
Aten International Co. Ltd. (Taiwan)	8,000	26,170
AURAS Technology Co. Ltd. (Taiwan)	6,000	15,917
Axiomtek Co. Ltd. (Taiwan)	5,000	10,282
BOE Technology Group Co. Ltd. (China) (Class B Stock)	98,600	56,329
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	329,654	21,553
Canon, Inc. (Japan)	19,800	718,310
Chicony Electronics Co. Ltd. (Taiwan)	34,566	88,326
Compal Electronics, Inc. (Taiwan)	474,000	325,468
Darfon Electronics Corp. (Taiwan)	31,000	33,098
Eizo Corp. (Japan)	2,600	119,910
Elitegroup Computer Systems Co. Ltd. (Taiwan)*	59,216	35,351
FUJIFILM Holdings Corp. (Japan)	13,600	543,098
Getac Technology Corp. (Taiwan)	30,000	43,411
Gigabyte Technology Co. Ltd. (Taiwan)	36,000	85,023
HP, Inc.	6,025	132,068
HTC Corp. (Taiwan)*	104,000	239,026
Ibase Technology, Inc. (Taiwan)	10,355	16,305
IEI Integration Corp. (Taiwan)	15,660	20,400
Infortrend Technology, Inc. (Taiwan)	33,000	15,123
Inventec Corp. (Taiwan)	232,000	185,518
Jess-Link Products Co. Ltd. (Taiwan)	8,250	8,347
Konica Minolta, Inc. (Japan)	14,200	120,714
Legend Holdings Corp. (China) (Class H Stock), 144A	67,000	222,505
Lenovo Group Ltd. (China)	630,000	324,029
Lite-On Technology Corp. (Taiwan)	197,261	277,474
Maxell Holdings Ltd. (Japan)	23,500	444,580
Meitu, Inc. (China), 144A*	28,500	33,031
Melco Holdings, Inc. (Japan)	2,300	76,552
Mitac Holdings Corp. (Taiwan)	85,000	98,546
NetApp, Inc.	1,584	97,717
Netronix, Inc. (Taiwan)	2,000	2,657
Pegatron Corp. (Taiwan)	177,000	445,493
Qisda Corp. (Taiwan)	156,000	116,808
Quanta Computer, Inc. (Taiwan)	174,000	353,644
Ricoh Co. Ltd. (Japan)	35,600	351,686
Riso Kagaku Corp. (Japan)	4,200	78,178
Ritek Corp. (Taiwan)*	369,398	69,206
Samsung Electronics Co. Ltd. (South Korea)	2,814	6,574,844
Sunrex Technology Corp. (Taiwan)	38,314	22,085
Transcend Information, Inc. (Taiwan)	12,000	35,564
TSC Auto ID Technology Co. Ltd. (Taiwan)	1,000	8,251
Western Digital Corp.	20,591	1,899,932
Wistron Corp. (Taiwan)	253,000	218,866

		27,110,275

Textiles, Apparel & Luxury Goods — 0.3%
361 Degrees International Ltd. (China)	99,000	32,103
adidas AG (Germany)	5,013	1,215,274
Aksa Akrilik Kimya Sanayii A/S (Turkey)	3,987	16,958
ANTA Sports Products Ltd. (China)	34,000	173,564
Asics Corp. (Japan)	3,200	59,603
Best Pacific International Holdings Ltd. (China)	32,000	15,645

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Bijou Brigitte AG (Germany)	651	$36,582
Bosideng International Holdings Ltd. (Hong Kong)	698,000	68,894
Brunello Cucinelli SpA (Italy)	2,138	67,241
C.Banner International Holdings Ltd. (China)*	58,000	19,018
Carter’s, Inc.	1,000	104,099
CCC SA (Poland)	845	57,720
China Dongxiang Group Co. Ltd. (China)	624,000	109,098
China Lilang Ltd. (China)	52,000	65,231
Cie Financiere Richemont SA (Switzerland)	17,111	1,534,978
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)	136,000	29,153
Cosmo Lady China Holdings Co. Ltd.
(China), 144A	79,000	43,045
De Licacy Industrial Co. Ltd. (Taiwan)	33,606	29,611
Deckers Outdoor Corp.*	695	62,571
Eclat Textile Co. Ltd. (Taiwan)	6,000	70,540
Everest Textile Co. Ltd. (Taiwan)	23,920	10,711
Feng TAY Enterprise Co. Ltd. (Taiwan)	13,896	63,691
Fila Korea Ltd. (South Korea)	1,183	120,051
Formosa Taffeta Co. Ltd. (Taiwan)	124,000	137,494
Forus SA (Chile)	3	12
Fuguiniao Co. Ltd. (China) (Class H Stock)*^	50,000	1
Gildan Activewear, Inc. (Canada)	5,600	161,739
Guararapes Confeccoes SA (Brazil)	700	31,486
Gunze Ltd. (Japan)	1,500	85,564
Handsome Co. Ltd. (South Korea)	1,910	55,295
Hanesbrands, Inc.(a)	6,833	125,864
Hansae Co. Ltd. (South Korea)	1,986	40,062
Hermes International (France)	199	117,958
Kering SA (France)	858	411,293
Kwong Fong Industries Corp. (Taiwan)	19,666	11,225
Lao Feng Xiang Co. Ltd. (China) (Class B Stock)	6,500	23,607
Lealea Enterprise Co. Ltd. (Taiwan)*	116,258	43,840
LF Corp. (South Korea)	3,906	97,403
Li Ning Co. Ltd. (China)*	108,791	112,014
Li Peng Enterprise Co. Ltd. (Taiwan)*	129,650	34,869
Lululemon Athletica, Inc.*	855	76,198
Luthai Textile Co. Ltd. (China) (Class B Stock)	23,800	26,227
Luxottica Group SpA (Italy)	1,234	76,662
LVMH Moet Hennessy Louis Vuitton SE (France)	2,966	914,043
Makalot Industrial Co. Ltd. (Taiwan)	9,731	46,215
Mavi Giyim Sanayi Ve Ticaret A/S (Turkey)
(Class B Stock), 144A*	3,298	45,256
MC Group PCL (Thailand)	30,600	12,643
Michael Kors Holdings Ltd.*	2,102	130,492
Moncler SpA (Italy)	13,394	509,253
Nan Liu Enterprise Co. Ltd. (Taiwan)	2,000	10,946
NIKE, Inc. (Class B Stock)	11,358	754,626
Onward Holdings Co. Ltd. (Japan)	23,800	206,391
Paiho Shih Holdings Corp. (Taiwan)	6,480	13,163
Pan Brothers Tbk PT (Indonesia)	461,700	15,058
Pandora A/S (Denmark)	1,650	178,524
Pou Chen Corp. (Taiwan)	261,000	348,526

A680

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
PRADA SpA (Italy)	17,500	$82,324
Puma SE (Germany)	142	69,373
Ralph Lauren Corp.	926	103,527
Roo Hsing Co. Ltd. (Taiwan)*	27,000	13,442
Ruentex Industries Ltd. (Taiwan)*	51,000	99,560
Safilo Group SpA (Italy)*	2,483	12,569
Samsonite International SA	32,400	148,192
Sanyo Shokai Ltd. (Japan)	1,500	32,558
Seiko Holdings Corp. (Japan)	6,200	145,961
Shanghai Haixin Group Co. (China) (Class B Stock)	33,400	20,609
Shenzhou International Group Holdings Ltd. (China)	26,000	275,466
Sri Rejeki Isman Tbk PT (Indonesia)	667,800	16,278
Tainan Enterprises Co. Ltd. (Taiwan)	17,000	13,669
Tainan Spinning Co. Ltd. (Taiwan)	199,143	89,799
Tapestry, Inc.	2,921	153,674
Texwinca Holdings Ltd. (Hong Kong)	48,000	25,242
Toung Loong Textile Manufacturing (Taiwan)	5,000	12,031
TSI Holdings Co. Ltd. (Japan)	7,800	57,059
VF Corp.	2,599	192,638
Victory City International Holdings Ltd. (Hong Kong)*	818,000	12,048
Wacoal Holdings Corp. (Japan)	3,200	92,867
Xtep International Holdings Ltd. (China)	118,000	65,796
Yondoshi Holdings, Inc. (Japan)	1,400	36,210
Youngone Corp. (South Korea)	1,621	41,599
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	22,000	88,142
Zig Sheng Industrial Co. Ltd. (Taiwan)	124,000	46,056

		10,806,019

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	6,201	76,582
Deutsche Pfandbriefbank AG (Germany), 144A	22,313	351,577
Genworth MI Canada, Inc. (Canada)(a)	2,800	89,106
Kearny Financial Corp.	7,594	98,722
New York Community Bancorp, Inc.	11,148	145,258
Northwest Bancshares, Inc.(a)	4,163	68,939
OneSavings Bank PLC (United Kingdom)	33,717	176,447
Oritani Financial Corp.(a)	3,902	59,896
Paragon Banking Group PLC (United Kingdom)	68,633	452,957
Provident Financial Services, Inc.	3,372	86,289
Walker & Dunlop, Inc.	1,342	79,742
Washington Federal, Inc.	4,253	147,154

		1,832,669

Tobacco — 0.1%
Altria Group, Inc.	19,143	1,192,992
British American Tobacco Malaysia Bhd (Malaysia)	1,200	8,167
British American Tobacco PLC (United Kingdom)	8,556	494,594
British American Tobacco PLC (United Kingdom), ADR	5,070	292,488
Gudang Garam Tbk PT (Indonesia)	15,700	82,907

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	100,300	$29,120
Imperial Brands PLC (United Kingdom)	9,027	307,364
Japan Tobacco, Inc. (Japan)	13,400	382,798
KT&G Corp. (South Korea)	2,786	262,065
Universal Corp.	1,341	65,039

		3,117,534

Trading Companies & Distributors — 0.2%
AKR Corporindo Tbk PT (Indonesia)	34,200	14,163
BayWa AG (Germany)	2,600	91,755
Beacon Roofing Supply, Inc.*	1,412	74,935
Bergman & Beving AB (Sweden)	9,368	95,029
Bossard Holding AG (Switzerland) (Class A Stock)	444	91,029
Brenntag AG (Germany)	3,511	209,018
Bunzl PLC (United Kingdom)	6,667	196,052
China Aircraft Leasing Group Holdings Ltd. (China)	33,500	35,429
Cramo OYJ (Finland)	8,294	172,981
Daiichi Jitsugyo Co. Ltd. (Japan)	1,600	45,938
Diploma PLC (United Kingdom)	1,030	16,488
Fastenal Co.(a)	2,221	121,244
Ferguson PLC (Switzerland)	2,837	213,370
Ferreycorp SAA (Peru)	122,136	96,163
Fly Leasing Ltd. (Ireland), ADR*	2,864	38,120
Greater China Financial Holdings Ltd. (Hong Kong)*	540,000	12,431
Hudaco Industries Ltd. (South Africa)	991	13,754
Inaba Denki Sangyo Co. Ltd. (Japan)	5,200	229,872
Inabata & Co. Ltd. (Japan)	5,300	79,646
Invicta Holdings Ltd. (South Africa)	2,184	9,318
ITOCHU Corp. (Japan)	25,500	497,943
Iwatani Corp. (Japan)	3,000	110,791
Lumax International Corp. Ltd. (Taiwan)	8,100	16,063
Marubeni Corp. (Japan)	52,200	381,192
MISUMI Group, Inc. (Japan)	7,300	198,614
Mitsui & Co. Ltd. (Japan)	62,000	1,066,888
MSC Industrial Direct Co., Inc. (Class A Stock)	858	78,687
Nagase & Co. Ltd. (Japan)	14,000	236,599
New Provenance Everlasting Holdings Ltd. (Hong Kong)*	120,000	2,466
Nishio Rent All Co. Ltd. (Japan)	2,100	65,370
Shanghai Dasheng Agricultural Finance
Technology Co. Ltd. (China) (Class H Stock)	200,000	5,497
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (China) (Class B Stock)	15,500	21,257
Solar A/S (Denmark) (Class B Stock)	889	58,665
Sumitomo Corp. (Japan)	46,700	782,343
Tomoe Engineering Co. Ltd. (Japan)	2,200	44,167
Toromont Industries Ltd. (Canada)	2,000	86,824
Trencor Ltd. (South Africa)	13,094	41,994
W.W. Grainger, Inc.	574	162,023
Wakita & Co. Ltd. (Japan)	14,500	160,063
Watsco, Inc.	569	102,972

A681

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Yuasa Trading Co. Ltd. (Japan)	200	$6,485

		5,983,638

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	2,094	46,943
Aena SME SA (Spain), 144A	1,283	258,709
Aeroports de Paris (France)	765	166,665
Airports of Thailand PCL (Thailand)	97,000	205,338
Anhui Expressway Co. Ltd. (China) (Class H Stock)	14,000	10,747
ASTM SpA (Italy)	4,059	102,350
Atlantia SpA (Italy)	4,418	136,898
Auckland International Airport Ltd. (New Zealand)	20,607	91,442
Bangkok Expressway & Metro PCL (Thailand)	228,600	52,752
BBA Aviation PLC (United Kingdom)	30,002	135,089
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	170,000	229,598
CCR SA (Brazil)	22,600	85,432
China Merchants Port Holdings Co. Ltd. (China)	132,000	293,313
COSCO Shipping International Hong Kong Co. Ltd. (China)	100,000	41,642
COSCO Shipping Ports Ltd. (China)	226,000	190,805
EcoRodovias Infraestrutura e Logistica SA (Brazil)	5,200	13,829
Enav SpA (Italy), 144A	82,824	441,682
Flughafen Wien AG (Austria)	2,252	92,554
Flughafen Zurich AG (Switzerland)	473	104,466
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,008	99,482
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	6,900	33,646
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	7,100	70,153
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	426	72,663
Guangdong Provincial Expressway Development Co. Ltd. (China) (Class B Stock)	60,100	52,625
Hamburger Hafen und Logistik AG (Germany)	2,816	63,361
HNA Infrastructure Co. Ltd. (China) (Class H Stock)	34,000	36,604
Hopewell Highway Infrastructure Ltd. (Hong Kong)	5,050	3,085
Hutchison Port Holdings Trust (Hong Kong), UTS	230,000	68,138
Jasa Marga Persero Tbk PT (Indonesia)	58,100	19,417
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	74,000	105,063
Jinzhou Port Co. Ltd. (China) (Class B Stock)	45,900	22,625
Kamigumi Co. Ltd. (Japan)	2,500	56,042
Lingkaran Trans Kota Holdings Bhd (Malaysia)	4,800	6,960
Macquarie Infrastructure Corp.	520	19,204
Mitsubishi Logistics Corp. (Japan)	4,000	84,203

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	5,675	$56,419
Promotora y Operadora de Infraestructura SAB de CV (Mexico) (Class L Stock)	1,700	11,819
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A	212,000	157,533
Qinhuangdao Port Co. Ltd. (China) (Class H Stock)*	188,500	53,502
Santos Brasil Participacoes SA (Brazil)*	10,500	10,972
SATS Ltd. (Singapore)	18,100	71,127
Shenzhen Chiwan Wharf Holdings Ltd. (China) (Class B Stock)	9,300	15,820
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	52,000	53,111
Shenzhen International Holdings Ltd. (China)	45,000	99,164
Sociedad Matriz SAAM SA (Chile)	513,004	52,532
Societa Iniziative Autostradali e Servizi SpA (Italy)	4,972	92,661
TAV Havalimanlari Holding A/S (Turkey)	5,250	31,627
Transurban Group (Australia)	9,774	86,193
Westports Holdings Bhd (Malaysia)	21,300	19,498
Yuexiu Transport Infrastructure Ltd. (China)	48,000	37,082
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	264,000	270,755

		4,633,340

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	37,613	24,467
American States Water Co.	1,972	104,634
American Water Works Co., Inc.	1,663	136,582
Aqua America, Inc.	3,148	107,221
Athens Water Supply & Sewage Co. SA (Greece)	4,519	33,221
Beijing Enterprises Water Group Ltd.
(China)*	296,000	166,542
California Water Service Group	3,018	112,421
China Water Affairs Group Ltd. (Hong Kong)	112,000	114,605
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	13,100	138,729
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	3,500	51,003
CT Environmental Group Ltd. (China)	198,000	35,752
Guangdong Investment Ltd. (China)	166,000	262,988
Inversiones Aguas Metropolitanas SA (Chile)	24,639	45,324
Manila Water Co., Inc. (Philippines)	71,500	38,137
Pennon Group PLC (United Kingdom)	11,776	106,462
Severn Trent PLC (United Kingdom)	3,885	100,577
SIIC Environment Holdings Ltd. (Singapore)	123,020	43,746
Taliworks Corp. Bhd (Malaysia)	27,800	5,871
TTW PCL (Thailand)	128,100	49,113
United Utilities Group PLC (United Kingdom)	13,521	135,787

		1,813,182

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	18,500	122,172

A682

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
America Movil SAB de CV (Mexico) (Class L Stock), ADR	24,990	$477,059
Axiata Group Bhd (Malaysia)	161,900	229,436
China Mobile Ltd. (China)	493,500	4,523,122
DiGi.Com Bhd (Malaysia)	7,600	9,127
Empresa Nacional de Telecomunicaciones SA (Chile)	7,443	85,388
Far EasTone Telecommunications Co. Ltd. (Taiwan)	52,000	137,671
Freenet AG (Germany)	3,153	95,958
KDDI Corp. (Japan)	38,300	986,395
Maxis Bhd (Malaysia)	33,200	48,884
MegaFon PJSC (Russia), GDR	6,186	61,180
Millicom International Cellular SA (Colombia), SDR	2,074	141,934
Mobile TeleSystems PJSC (Russia), ADR	13,340	151,943
MTN Group Ltd. (South Africa)	51,012	513,085
NTT DOCOMO, Inc. (Japan)	23,300	593,997
Orange Belgium SA (Belgium)	1,604	32,804
Rogers Communications, Inc. (Canada) (Class B Stock)	3,700	165,249
SK Telecom Co. Ltd. (South Korea)	1,336	289,694
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,449	41,023
Sprint Corp.*(a)	9,863	48,131
Taiwan Mobile Co. Ltd. (Taiwan)	41,000	153,674
Tele2 AB (Sweden) (Class B Stock)	8,745	105,310
TIM Participacoes SA (Brazil), ADR	3,840	83,213
T-Mobile US, Inc.*	10,390	634,205
Turkcell Iletisim Hizmetleri A/S (Turkey)	33,755	129,348
VEON Ltd. (Netherlands), ADR	31,000	81,840
Vodacom Group Ltd. (South Africa)	8,215	106,161
Vodafone Group PLC (United Kingdom), ADR	70,896	1,972,327

		12,020,330

TOTAL COMMON STOCKS (cost $938,974,497)		1,054,796,612

PREFERRED STOCKS — 0.2%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	2,116	185,812

Banks — 0.1%
Banco ABC Brasil SA (Brazil) (PRFC)	6,300	34,539
Banco Davivienda SA (Colombia) (PRFC)	20,326	219,115
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	70,941	29,579
Itau Unibanco Holding SA (Brazil) (PRFC)	66,316	1,037,289
Itausa - Investimentos Itau SA (Brazil)
(PRFC)	151,450	638,104
Sberbank of Russia PJSC (Russia) (PRFC)	39,800	148,755

		2,107,381

Beverages — 0.0%
Coca-Cola Embonor SA (Chile) (PRFC B)	19,831	55,914
Embotelladora Andina SA (Chile) (PRFC B)	8,908	43,715

		99,629

	Shares	Value
PREFERRED STOCKS (Continued)
Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	3,800	$55,260

Construction Materials — 0.0%
Cementos Argos SA (Colombia) (PRFC)	7,666	23,129
Grupo Argos SA (Colombia) (PRFC)	11,851	69,561
STO SE & Co. KGaA (Germany) (PRFC)	378	53,020

		145,710

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	9,991	127,298

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	17,700	129,046
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	2,300	46,328

		175,374

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	6,100	124,053

Gas Utilities — 0.0%
Cia de Gas de Sao Paulo - COMGAS (Brazil) (PRFC A)	2,200	39,116

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,010	264,221

Independent Power & Renewable Electricity Producers — 0.0%
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	16,800	80,299

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	29,600	34,966

Metals & Mining — 0.0%
Cia Ferro Ligas da Bahia - FERBASA (Brazil) (PRFC)	3,900	25,233

Multiline Retail — 0.0%
Lojas Americanas SA (Brazil) (PRFC)	3,500	19,825

Oil, Gas & Consumable Fuels — 0.1%
Bashneft PJSC (Russia) (PRFC)	1,732	51,467
Surgutneftegas OJSC (Russia) (PRFC)	1,267,700	655,627
Tatneft PJSC (Russia) (PRFC)	12,060	87,031
Transneft PJSC (Russia) (PRFC)	350	1,080,315

		1,874,440

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	489	940,314

Water Utilities — 0.0%
Cia de Saneamento do Parana (Brazil) (PRFC)	20,400	67,043

TOTAL PREFERRED STOCKS (cost $4,934,643)		6,365,974

	Units
RIGHTS* — 0.0%
Banks — 0.0%
Metropolitan Bank & Trust Co. (Philippines),expiring 04/04/18	22,204	4,647

A683

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Units	Value
RIGHTS* (Continued)
Food & Staples Retailing — 0.0%
Property Development Centers, CVR^	5,004	$85
Media — 0.0%
Media General, Inc.^	2,019	99

TOTAL RIGHTS (cost $159)		4,831

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 2.7%
iShares JPMorgan USD Emerging Markets Bond ETF	420,773	47,471,610
iShares MSCI Brazil Capped ETF	161,493	7,247,806
iShares MSCI India ETF	291,799	9,959,100
SPDR S&P Bank ETF	186,418	8,927,558
Technology Select Sector SPDR Fund	143,901	9,414,003

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $83,727,198)		83,020,077

UNAFFILIATED FUNDS — 0.1%
Goldman Sachs Local Emerging Markets Debt Fund	326,835	2,245,358
HBM Healthcare Investments AG (Class A Stock)*	1,152	173,654

TOTAL UNAFFILIATED FUNDS (cost $2,187,276)		2,419,012

	Units
WARRANTS* — 0.0%
Health Care Providers & Services — 0.0%
Vibhavadi Medical Center PCL (Thailand)	18,192	221
Independent Power & Renewable Electricity Producers — 0.0%
Superblock PCL (Thailand)	105,360	910
Pharmaceuticals — 0.0%
Adcock Ingram Holdings Ltd. (South Africa)*	157	106
Real Estate Management & Development — 0.0%
Sunway Bhd (Malaysia)*	23,361	2,476

TOTAL WARRANTS (cost $135)		3,713

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 8.1%
Automobiles — 0.4%
Chesapeake Funding II LLC,
Series 2017-2A, Class A1, 144A
1.990%	05/15/29	6,230	6,164,105
Mercedes-Benz Master Owner Trust,
Series 2017-BA, Class A, 1 Month LIBOR + 0.420%, 144A
2.197%(c)	05/16/22	5,400	5,417,176

			11,581,281

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations — 4.8%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 3 Month LIBOR + 1.420%, 144A
3.193%(c)	05/01/26	7,644	$7,644,573
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class AR, 3 Month LIBOR + 1.100%, 144A
2.845%(c)	07/20/26	6,500	6,502,343
Series 2017-AA, Class A, 3 Month LIBOR + 1.260%, 144A
3.005%(c)	07/20/29	5,750	5,788,810
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4RA, Class A, 3 Month LIBOR + 1.050%, 144A
2.810%(c)	01/28/31	7,450	7,464,012
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
2.982%(c)	07/16/29	6,800	6,832,514
Atrium (Cayman Islands),
Series 10A, Class AR, 3 Month LIBOR + 0.950%, 144A
2.672%(c)	07/16/25	6,055	6,055,346
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
2.972%(c)	07/15/29	6,500	6,533,333
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 3 Month LIBOR + 0.850%, 144A
2.363%(c)	01/27/28	6,650	6,650,218
CBAM Ltd. (Cayman Islands),
Series 2017-3A, Class A, 3 Month LIBOR + 1.230%, 144A
2.599%(c)	10/17/29	7,750	7,795,876
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-5A, Class A1, 3 Month LIBOR + 1.610%, 144A
3.341%(c)	07/17/28	9,000	9,016,260
Crown Point CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A1AR, 3 Month LIBOR + 0.910%, 144A
2.632%(c)	12/31/27	8,650	8,647,496
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
2.972%(c)	07/15/26	6,450	6,448,348
Jamestown CLO Ltd. (Cayman Islands),
Series 2015-6A, Class A1AR, 3 Month LIBOR + 1.150%, 144A
3.035%(c)	02/20/27	6,950	6,949,287
Series 2017-10A, Class A1, 3 Month LIBOR + 1.250%, 144A
2.720%(c)	07/17/29	6,500	6,531,377
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 3 Month LIBOR + 0.750%, 144A
2.650%(c)	04/15/29	9,600	9,578,870
Nassau Ltd. (Cayman Islands),
Series 2017-IIA, Class AL, 3 Month LIBOR + 1.250%, 144A
2.876%(c)	01/15/30	7,000	7,033,249

A684

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-19A, Class A1R, 3 Month LIBOR + 1.050%, 144A
2.772%(c)	07/15/27	6,950	$6,949,876
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.140%, 144A
2.885%(c)	10/20/26	8,600	8,598,652
Series 2017-1A, Class A, 3 Month LIBOR + 1.390%, 144A
3.135%(c)	01/23/29	2,000	2,011,923
TCW CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A
3.040%(c)	07/29/29	6,800	6,821,092
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A
3.272%(c)	01/15/29	5,650	5,679,051
Voya CLO Ltd. (Cayman Islands),
Series 2017-3A, Class A1A, 3 Month LIBOR + 1.230%, 144A
2.975%(c)	07/20/30	2,900	2,925,330

			148,457,836

Credit Cards — 0.4%
CARDS Trust (Canada),
Series 2017-1A, Class A, 1 Month LIBOR + 0.370%, 144A
2.147%(c)	04/18/22	4,750	4,756,161
Golden Credit Card Trust (Canada),
Series 2016-5A, Class A, 144A
1.600%	09/15/21	5,000	4,920,605
Series 2017-2A, Class A, 144A
1.980%	04/15/22	2,000	1,968,329

			11,645,095

Student Loans — 2.5%
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
2.572%(c)	07/25/56	1,644	1,645,191
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A, 1 Month LIBOR + 0.800%
2.672%(c)	02/25/41	937	937,727
Chase Education Loan Trust,
Series 2007-A, Class A3, 3 Month LIBOR + 0.070%
1.756%(c)	12/28/23	280	279,305
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.350%, 144A
3.222%(c)	07/26/66	4,093	4,147,215
Edsouth Indenture No. 10 LLC,
Series 2015-2, Class A, 1 Month LIBOR + 1.000%, 144A
2.872%(c)	12/25/56	2,789	2,815,876
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 1 Month LIBOR + 0.700%, 144A
2.572%(c)	02/25/39	1,790	1,789,600
Edsouth Indenture No. 6 LLC,
Series 2014-2, Class A, 1 Month LIBOR + 0.680%, 144A
2.552%(c)	05/25/39	2,231	2,200,488
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 1 Month LIBOR + 0.800%, 144A
2.672%(c)	04/26/32	7,800	7,819,512

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
Higher Education Funding I,
Series 2014-1, Class A, 3 Month LIBOR + 1.050%, 144A
2.994%(c)	05/25/34	3,909	$3,946,865
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
2.872%(c)	07/20/43	2,850	2,892,662
Navient Student Loan Trust,
Series 2016-5A, Class A, 1 Month LIBOR + 1.250%, 144A
3.122%(c)	06/25/65	8,949	9,168,909
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.022%(c)	03/25/66	4,505	4,578,178
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
2.922%(c)	12/27/66	8,215	8,325,614
Nelnet Student Loan Trust,
Series 2006-1, Class A5, 3 Month LIBOR + 0.110%
2.030%(c)	08/23/27	2,244	2,238,368
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
2.370%(c)	08/23/36	4,950	4,857,640
Series 2013-5A, Class A, 1 Month LIBOR + 0.630%, 144A
2.251%(c)	01/25/37	749	751,012
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3, 3 Month LIBOR + 0.850%
2.595%(c)	10/25/37	3,350	3,390,234
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1, 3 Month LIBOR + 0.900%
2.645%(c)	07/25/41	1,868	1,863,726
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.022%(c)	09/25/65	4,401	4,472,637
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
2.510%(c)	10/28/41	1,382	1,381,657
SLC Student Loan Trust,
Series 2006-2, Class A5, 3 Month LIBOR + 0.100%
2.225%(c)	09/15/26	2,602	2,596,221
SLM Student Loan Trust,
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
2.375%(c)	01/25/40	2,450	2,451,838
Series 2005-3, Class A5, 3 Month LIBOR + 0.090%
1.835%(c)	10/25/24	1,095	1,093,385
South Carolina Student Loan Corp.,
Series 2010-1, Class A2, 3 Month LIBOR + 1.000%
2.745%(c)	07/25/25	488	490,049
Series 2014-1, Class A1, 1 Month LIBOR + 0.750%
2.414%(c)	05/01/30	3,450	3,466,440

			79,600,349

TOTAL ASSET-BACKED SECURITIES (cost $249,532,891)			251,284,561

BANK LOANS — 2.0%
Aerospace & Defense — 0.0%
Transdigm, Inc.,
New Tranche F Term Loan, 1 - 3 Month LIBOR + 2.750%
4.840%(c)	06/09/23	1,010	1,013,279

A685

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (Continued)
Airlines — 0.1%
Air Canada,
Refinanced Term B Loan, 3 Month LIBOR + 2.000%
3.980%(c)	10/06/23		150	$150,124
Delta Air Lines, Inc.,
2014 Term B-1 Loan, 1 Month LIBOR + 2.500%
4.320%(c)	10/18/18		1,157	1,162,424

				1,312,548

Auto Manufacturers — 0.0%
Bombardier Recreation,
Term Loan,
— %(p)	06/30/23		323	325,624

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	04/06/24		123	123,484

Bank Loans — 0.0%
Cyanco Intermiate,
Term Loan, ^
— %(p)	03/06/26		50	49,999
Hornblower Holding,
Term Loan, ^
— %(p)	07/07/49		125	124,999
Mavis Tire Express Services Corp.,
Term Loan,
— %(p)	03/28/25		150	149,625
Men’s Wearhouse (The), Inc.,
Term Loan,
— %(p)	03/28/25		50	49,875
— %(p)	03/28/25	^	25	24,999

				399,497

Building Materials — 0.0%
JELD-WEN, Inc.,
Term B-4 Loan, 3 Month LIBOR + 2.000%
4.300%(c)	12/14/24		100	100,024

Building Products — 0.0%
American Builders & Contractors Supply Co., Inc.,
Term B-1 Loan, 1 Month LIBOR + 2.500%
4.380%(c)	10/31/23		519	519,715
CPG International LLC,
New Term Loan, 3 Month LIBOR + 3.750%
5.590%(c)	05/06/24		50	50,411

				570,126

Capital Markets — 0.0%
SS&C European Holdings,
2017 Refinancing Term B-2 Loan, 1 Month LIBOR + 2.250%
4.130%(c)	07/08/22		2	1,856
SS&C Technologies, Inc.,
2017 Refinancing Term B-1 Loan, 1 Month LIBOR + 2.250%
4.130%(c)	07/08/22		162	162,878

				164,734

Chemicals — 0.1%
Alpha US Bidco, Inc.,
Initial Term B-1 Loan, 3 Month LIBOR + 3.000%
5.300%(c)	01/31/24		670	674,962

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Chemicals (cont’d.)
Axalta Coating Systems US Holdings, Inc.,
Term B-2 Dollar Loan, 3 Month LIBOR + 2.000%
4.300%(c)	06/01/24	1,160	$1,162,287
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	05/16/24	160	159,891
Cyanco Intermiate,
Term Loan, ^
— %(p)	03/16/25	100	100,249
Grifols Worldwide Operations USA, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.990%(c)	01/31/25	549	550,386

			2,647,775

Commercial Services — 0.0%
Ancestry.com Operations, Inc.,
Term B Loan, 1 Month LIBOR + 3.250%
5.130%(c)	10/19/23	123	123,196
Lions Gate Capital,
Term Loan,
— %(p)	03/24/25	200	200,625

			323,821

Commercial Services & Supplies — 0.0%
Seminole Tribe of Florida, Inc.,
Term B Loan, 1 Month LIBOR + 2.000%
3.880%(c)	06/26/24	100	99,873
Techem GmbH,
Term Loan,
— %(p)	07/26/24	125	153,669
Wrangler Buyer Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	09/27/24	50	50,135

			303,677

Computers — 0.0%
Western Digital Corp.,
US Term B-3 Loan, 1 Month LIBOR + 2.000%^
3.880%(c)	04/29/23	21	20,666

Construction Materials — 0.0%
Forterra Finance LLC,
Replacement Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	10/25/23	79	73,176

Consumer Finance — 0.0%
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%
4.380%(c)	02/28/25	250	249,563

Containers & Packaging — 0.0%
Consolidated Container Co. LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	05/22/24	149	149,997
SIG Combibloc US Acquisition, Inc.,
Repriced Initial Dollar Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	03/11/22	719	722,596

			872,593

A686

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Distribution/Wholesale — 0.0%
Beacon Roofing Supply,
Initial Term Loan, 1 Month LIBOR + 2.250%
3.940%(c)	01/02/25	100	$100,389
Univar USA, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.500%
4.380%(c)	07/01/24	576	579,718

			680,107

Diversified Consumer Services — 0.0%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	07/12/24	199	199,415
Bright Horizons Family Solutions LLC,
New Term Loan B 2017, 1 Month LIBOR + 1.000%
5.127%(c)	11/07/23	390	391,762
Iron Mountain, Inc.,
Term Loan,
— %(p)	12/22/25	100	99,917
Prometric Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%
4.770%(c)	01/29/25	50	50,281

			741,375

Diversified Financial Services — 0.0%
Flex Acquisition Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.690%(c)	12/29/23	620	622,768
Vantiv LLC,
Term A-5 Loan, 1 Month LIBOR + 2.000%
3.780%(c)	01/16/23	150	150,500

			773,268

Diversified Telecommunication Services — 0.0%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.630%(c)	01/31/25	499	490,749

Electronic Equipment, Instruments & Components — 0.0%
EnergySolutions LLC,
New Term Loan, 1 Month LIBOR + 4.750%
6.630%(c)	05/29/20	831	840,836

Energy Equipment & Services — 0.0%
FTS International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
6.630%(c)	04/16/21	230	230,589

Entertainment — 0.0%
WMG Acquisition Corp.,
Tranche E Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	11/01/23	115	115,399

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
First Lien Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.190%(c)	02/03/24	791	790,046
Second Lien Initial Term Loan, 1 Month LIBOR + 7.500%
9.190%(c)	02/03/25	325	325,711
EOC Group, Inc.,
Term Loan,
— %(p)	03/20/25	140	139,913

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Food & Staples Retailing (cont’d.)
US Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.380%(c)	06/27/23	1,023	$1,029,151

			2,284,821

Food Products — 0.1%
C.H. Guenther & Co.,
Term Loan,
— %(p)	02/21/25	125	125,547
Shearer’s Foods LLC,
First Lien Term Loan, 3 Month LIBOR + 3.940%^
6.240%(c)	06/30/21	579	578,999
Term Loan (Second Lien), 3 Month LIBOR + 6.750%^
9.050%(c)	06/30/22	600	554,999
Sigma Holdco B.V.,
Term Loan,
— %(p)	03/06/25	150	150,250

			1,409,795

Foods — 0.0%
Albertson’s LLC,
Replacement 2017-1 Term B-6 Loan, 3 Month LIBOR + 3.000%
4.960%(c)	06/22/23	175	172,403

Health Care Equipment & Supplies — 0.0%
Sterigenics-Nordion Holdings LLC,
Incremental Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	05/15/22	321	321,918

Health Care Providers & Services — 0.1%
Air Medical Group Holdings, Inc.,
2018 Term Loan, 1 Month LIBOR + 3.250%
4.940%(c)	04/28/22	862	864,409
American Renal Holdings, Inc.,
New Term Loan B, 1 Month LIBOR + 3.250%
5.130%(c)	06/14/24	670	670,147
CHS/Community Health Systems, Inc.,
Retired- Incremental 2021 Term H Loan, 3 Month LIBOR + 3.000%
4.980%(c)	01/27/21	303	291,321
MPH Acquisition Holdings LLC,
Tranche B Term Loan, 3 Month LIBOR + 2.750%
5.050%(c)	06/07/23	440	442,245
U.S. Renal Care, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.550%(c)	12/30/22	1,275	1,280,006

			3,548,128

Healthcare Equipment & Supplies — 0.0%
Air Methods Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.800%(c)	04/21/24	148	147,885

Healthcare-Services — 0.1%
Air Medical Group Holdings, Inc.,
Term Loan,
— %(p)	09/26/24	425	428,719
HCA, Inc.,
Tranche B-11 Term Loan, 1 Month LIBOR + 1.750%
3.630%(c)	03/17/23	784	786,778

A687

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Healthcare-Services (cont’d.)
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	02/06/24	323	$308,879

			1,524,376

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co.,
Term B-3 Loan, 1 - 3 Month LIBOR + 2.250%
4.340%(c)	02/16/24	1,305	1,306,225
CEOC, LLC,
Term B Loan, 1 Month LIBOR + 2.500%
4.380%(c)	10/06/24	300	301,284
Eldorado Resorts, Inc.,
Initial Term Loan, 2 Month LIBOR + 2.250%
4.127%(c)	04/17/24	99	99,222
Four Seasons Hotels Ltd.,
Restated Term Loan, 1 Month LIBOR + 2.000%
3.880%(c)	11/30/23	450	451,648
Intrawest Resorts Holdings, Inc.,
Initial Bluebird Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	07/31/24	256	257,003
IRB Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
4.940%(c)	02/05/25	100	100,958
La Quinta Intermediate Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.870%
4.637%(c)	04/14/21	385	385,194
NPC International, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%^
5.380%(c)	04/19/24	149	150,922

			3,052,456

Household Products — 0.1%
Crown Holdings, Inc.,
Term Loan,
— %(p)	09/28/24^	75	75,188
— %(p)	01/17/25	75	75,391
— %(p)	01/29/25^	85	84,947
— %(p)	02/03/25^	200	200,499
— %(p)	02/21/25	40	40,119
— %(p)	02/27/25	263	263,928
— %(p)	02/28/25	736	739,849
Diamond (BC) BV,
Initial USD Term Loan, 2 Month LIBOR + 3.000%
4.990%(c)	09/06/24	150	149,344
Janus International Group LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%^
4.740%(c)	02/07/25	100	99,749

			1,729,014

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
New Term B-4 Loan, 1 Month LIBOR + 2.000%
3.880%(c)	01/26/24	255	256,829

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.,
Initial Term Loan, 3 Month LIBOR + 2.000%
3.940%(c)	05/24/22	174	173,624

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Calpine Corp.,
Term Loan (05/15), 3 Month LIBOR + 2.500%
4.810%(c)	01/15/24	661	$662,632

			836,256

Industrial Conglomerates — 0.0%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.210%(c)	11/06/24	50	50,313
Rexnord LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.110%(c)	08/21/24	262	263,541
Robertshaw US Holdings,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.440%(c)	02/14/25	170	171,275
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%^
9.940%(c)	02/13/26	75	74,999

			560,128

Insurance — 0.1%
Asurion LLC,
Amendment 14 Replacement B-4 Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	08/04/22	602	605,618
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.000%
7.880%(c)	08/04/25	300	308,249
Sedgwick Claims Management Services, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%
4.630%(c)	03/01/21	484	483,028
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.300%(c)	05/16/24	224	224,388

			1,621,283

Internet — 0.0%
Shutterly, Inc.,
Term Loan, ^
— %(p)	08/17/24	150	150,749

Internet Software & Services — 0.0%
McAfee, LLC,
Term Loan,
— %(p)	09/30/24	100	100,672

IT Services — 0.1%
EVO Payments International LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.000%
5.880%(c)	12/22/23	668	671,174
Micro Holding Corp.,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.530%(c)	09/13/24	299	298,376
Vantiv, Inc.,
New Term B-3 Loan, 1 Month LIBOR + 2.000%^
3.780%(c)	10/14/23	971	971,277
Term B-4 Loan, 1 Month LIBOR + 2.000%
3.780%(c)	08/09/24	275	276,375

			2,217,202

Machinery — 0.1%
Clark Equipment Co.,
Term Loan,
— %(p)	05/18/24	92	91,451

A688

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Machinery (cont’d.)
CPM Acquisition Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.380%(c)	04/11/22	199	$201,280
Crosby US Acquisition Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%
4.900%(c)	11/23/20	839	823,654
Pro Mach Group, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%
5.030%(c)	03/07/25	50	50,045
Zodiac Pool Solutions,
Term Loan,
— %(p)	07/07/77	175	175,284

			1,341,714

Media — 0.2%
Altice Financing SA,
March 2017 Term Loan, 3 Month LIBOR + 2.750%
4.470%(c)	07/15/25	324	317,565
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.030%(c)	12/15/23	99	99,093
Initial Term Loan, 1 Month LIBOR + 2.250%
4.030%(c)	12/15/22	25	24,908
Cable One, Inc.,
Incremental Term B-1 Loan, 3 Month LIBOR + 2.250%^
4.560%(c)	05/01/24	99	99,622
Charter Communications Operating, LLC,
Term B Loan, 1 Month LIBOR + 2.000%
3.880%(c)	04/30/25	890	892,412
Clear Channel Communications,
Tranche D Term Loan, 3 Month LIBOR + 6.750%
9.050%(c)	01/30/19	275	218,668
Tranche E Term Loan, 3 Month LIBOR + 7.500%
9.800%(c)	07/30/19	275	217,839
Cogeco Communications (USA) II LP,
Term B Loan, 1 Month LIBOR + 2.380%
4.250%(c)	01/03/25	200	199,999
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.040%(c)	07/17/25	400	399,299
January 2018 Term Loan, 1 Month LIBOR + 2.500%
4.280%(c)	01/25/26	550	549,656
EW Scripps Company (The),
2017 Term Loan, PRIME + 1.250%
6.000%(c)	08/16/24	124	124,375
Getty Images, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.800%(c)	10/18/19	802	767,508
McGraw-Hill Global Education Holdings, LLC,
Term B Loan (First Lien), 1 Month LIBOR + 4.000%
5.880%(c)	05/04/22	157	154,227
Meredith Corp.,
Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	01/31/25	440	442,383
Mission Broadcasting,
Term Loan,
— %(p)	01/17/24	261	261,336
— %(p)	01/17/24	34	33,645

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Media (cont’d.)
NEP/NCP Holdco, Inc.,
First Lien Amendment No 5 Incremental Term Loan, 3 Month LIBOR + 3.250%
5.550%(c)	07/21/22	572	$572,942
Nielsen Finance LLC (VNU),
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
3.720%(c)	10/04/23	173	173,251
Sinclair Televisio,
Term Loan,
— %(p)	05/10/24	275	276,169
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	03/15/24	618	608,327
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.280%(c)	01/15/26	650	653,249

			7,086,473

Metals & Mining — 0.0%
Atkore International, Inc.,
New First Lien Term Loan, 3 Month LIBOR + 2.750%
5.060%(c)	12/22/23	385	387,900

Miscellaneous Manufacturing — 0.0%
Gates Global LLC,
Initial B-2 Dollar Term Loan, 3 Month LIBOR + 2.750%
5.050%(c)	04/01/24	786	790,061
Mavis Tire Express Services Corp.,
Term Loan,
— %(p)	03/20/25	10	9,994

			800,055

Oil, Gas & Consumable Fuels — 0.0%
BCP Raptor LLC,
Initial Term Loan, 2 Month LIBOR + 4.250%
6.040%(c)	06/24/24	174	174,599
MEG Energy Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.200%(c)	12/31/23	161	161,413
Murray Energy Corp.,
Term B-2 Loan Non-PIK, 3 Month LIBOR + 7.250%^
9.550%(c)	04/16/20	232	192,495

			528,507

Packaging & Containers — 0.1%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.000%
3.810%(c)	10/01/22	653	655,511
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	02/05/23	878	882,204

			1,537,715

Pharmaceuticals — 0.1%
Alphabet Holding Company, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.380%(c)	09/26/24	298	276,495
Second Lien Initial Term Loan, 1 Month LIBOR + 7.750%
9.630%(c)	09/26/25	150	136,125

A689

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Pharmaceuticals (cont’d.)
Catalent Pharma Solutions, Inc.,
Dollar Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	05/20/24	516	$517,604
Endo Luxembourg Finance Company I Sarl,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.190%(c)	04/29/24	819	817,175
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	09/27/24	75	74,644
Valeant Pharmaceuticals International, Inc.,
Series F-4 Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.240%(c)	04/01/22	848	856,868

			2,678,911

Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP,
Term B Loan, 1 Month LIBOR + 2.000%
3.880%(c)	03/24/25	648	649,156

Software — 0.2%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	03/01/24	549	549,681
Checkout Holding Corp.,
Term B Loan (First Lien), 1 Month LIBOR + 3.500%
5.380%(c)	04/09/21	318	195,941
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 2.250%
4.120%(c)	04/26/24	855	856,487
Infor (US), Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	02/01/22	714	715,606
MA FinanceCo. LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	06/21/24	39	38,606
Omnitracs, LLC,
Term Loan,
— %(p)	03/19/25	285	285,356
Renaissance Learning, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
6.050%(c)	04/09/21	807	809,755
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.000%
9.300%(c)	04/11/22	490	491,590
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	06/21/24	261	260,719

			4,203,741

Specialty Retail — 0.1%
Men’s Wearhouse, Inc., (The),
Tranche B Term Loan, 1 - 3 Month LIBOR + 3.500%^
5.250%(c)	06/18/21	70	69,703
Neiman Marcus Group Inc., (The),
Other Term Loan, 1 Month LIBOR + 3.250%
4.940%(c)	10/25/20	592	510,208
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
4.680%(c)	03/11/22	570	456,627

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Specialty Retail (cont’d.)
Sierra Acquisition, Inc.,
Initial First Lien Term Loan, 1 Month LIBOR + 4.250%
6.130%(c)	11/10/24	75	$75,187
Specialty Building Products Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 6.000%^
7.870%(c)	10/18/23	150	151,499
Staples, Inc.,
Closing Date Term Loan, 3 Month LIBOR + 4.000%
5.790%(c)	09/12/24	150	148,191

			1,411,415

Technology — 0.0%
BMC Software Finance, Inc.,
Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	09/10/22	803	805,683
Lighthouse Network LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^
6.380%(c)	11/29/24	25	25,062

			830,745

Telecommunications — 0.1%
Cincinnati Bell, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 3.750%
5.440%(c)	10/02/24	150	150,969
Colorado Buyer, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%
4.780%(c)	05/01/24	397	397,166
Second Lien Initial Term Loan, 3 Month LIBOR + 7.250%
9.030%(c)	05/01/25	50	50,109
Intelsat Jackson Holdings SA,
Tranche B-3 Term Loan, 3 Month LIBOR + 3.750%
5.710%(c)	11/27/23	1,375	1,374,571
NEP/NCP Holdco, Inc.,
New Term Loan (Second Lien), 1 Month LIBOR + 7.000%^
8.740%(c)	01/23/23	379	380,871
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.440%(c)	02/02/24	1,190	1,189,499
Windstream Services LLC,
New Tranche B-6 Term Loan, 1 Month LIBOR + 4.000%
5.810%(c)	03/29/21	89	85,196

			3,628,381

Textiles, Apparel & Luxury Goods — 0.0%
J.C. Penny Corp.,
Term Loan,
— %(p)	06/23/23	50	48,655

Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (US) LLC,
Initial Term B-2 Loan, 1 Month LIBOR + 2.250%
4.070%(c)	03/20/22	954	954,669
BakerCorp International, Inc.,
2013 Replacement Term Loan, 3 Month LIBOR + 3.000%
4.770%(c)	02/07/20	229	224,992
Core & Main LP,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.110%(c)	08/01/24	324	324,998

A690

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (Continued)
Trading Companies & Distributors (cont’d.)
HD Supply, Inc.,
Term Loan B-3, 3 Month LIBOR + 2.250%
4.550%(c)	08/13/21		628	$629,626
Spin Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
5.080%(c)	11/14/22		965	970,321

				3,104,606

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd.,
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
5.020%(c)	05/27/24		472	469,699

TOTAL BANK LOANS (cost $61,140,119)				61,014,498

CORPORATE BONDS — 11.2%
Aerospace & Defense — 0.1%
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		2,800	2,684,726
3.250%	01/15/28		1,100	1,049,986

				3,734,712

Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24		2,655	2,559,749
3.557%	08/15/27		6,375	6,106,208
4.390%	08/15/37		1,400	1,391,040
4.540%	08/15/47	(a)	625	618,278
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.000%	06/12/22		2,050	2,085,481
4.450%	06/12/25		650	668,636

				13,429,392

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21		3,500	3,479,259
5.875%	08/02/21		2,750	2,934,378
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18		1,175	1,175,302

				7,588,939

Banks — 3.4%
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
4.850%	10/30/20		PEN 1,050	325,394
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22		ARS 4,020	186,693
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		3,800	3,682,638
4.250%	04/11/27		800	796,852

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes, 144A
3.419%(cc)	12/20/28		1,314	$1,258,677
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27		1,400	1,319,524
3.824%(cc)	01/20/28		2,350	2,321,675
4.000%	04/01/24		1,460	1,491,913
4.125%	01/22/24		2,500	2,573,314
Sub. Notes, MTN
4.450%	03/03/26		1,675	1,711,079
Bank of New York Mellon Corp. (The),
Sub. Notes, MTN
3.300%	08/23/29		1,150	1,081,177
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.950%	01/10/47		425	435,901
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		1,225	1,184,927
Sr. Unsec’d. Notes, MTN, 144A
3.500%	03/01/23		3,450	3,422,639
Sub. Notes, MTN, 144A
4.375%	09/28/25		1,350	1,353,508
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22		2,210	2,126,163
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21		3,600	3,548,636
Sub. Notes
4.125%	07/25/28	(a)	1,575	1,556,465
4.600%	03/09/26		925	948,817
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		1,475	1,409,276
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23		475	516,088
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.869%(cc)	01/12/29		1,875	1,817,462
4.282%	01/09/28		950	952,232
Deutsche Bank AG (Germany),
14.153%	05/19/36		5,100,000	399,147
Sr. Unsec’d. Notes
2.500%	02/13/19		450	448,192
2.700%	07/13/20		3,375	3,303,484
Sr. Unsec’d. Notes, EMTN, 144A
7.500%	08/19/32		IDR 8,600,000	645,117
Dominican Republic Central Bank Notes (Dominican Republic),
Unsec’d. Notes, 144A
11.000%	09/15/23		DOP 6,230	132,238
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
14.143%(s)	06/07/18		EGP 5,200	286,132
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(cc)	03/13/23		2,175	2,146,719

A691

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes
6.500%	05/02/36	1,225	$1,516,407
ING Bank NV (Netherlands),
Sub. Notes, EMTN
4.125%(cc)	11/21/23	2,775	2,789,247
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23	3,525	3,441,238
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(cc)	12/29/49	2,200	2,259,400
Sr. Unsec’d. Notes
3.250%	09/23/22	4,675	4,661,162
3.509%(cc)	01/23/29(a)	2,225	2,159,811
3.782%(cc)	02/01/28	1,250	1,242,498
3.882%(cc)	07/24/38	850	825,899
Sub. Notes
3.625%	12/01/27	478	458,345
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
8.375%	03/15/24	IDR 12,456,000	988,469
Unsec’d. Notes, EMTN, 144A
7.875%	04/17/19	IDR 2,000,000	148,683
8.375%	03/17/34	IDR 6,500,000	512,257
8.750%	05/17/31	IDR 2,642,000	216,561
9.000%	03/19/29	IDR 11,280,000	941,809
11.420%(s)	02/07/19	EGP 5,800	287,661
18.667%(s)	05/17/18	EGP 5,075	280,144
Unsec’d. Notes, MTN, 144A
7.500%	08/19/32	IDR 7,024,000	523,579
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
1.125%	08/06/18	10,000	9,968,834
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	3,550	3,474,785
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24	4,575	4,552,669
Sr. Unsec’d. Notes, MTN
3.875%	04/29/24	1,475	1,487,841
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%
3.141%(c)	10/24/23	2,500	2,556,725
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%(cc)	05/15/23	3,325	3,267,349
3.875%	09/12/23	1,836	1,813,162
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20(a)	1,150	1,137,180
Standard Chartered Bank (United Kingdom),
Sr. Unsec’d. Notes, EMTN, 144A
6.625%	05/17/33	IDR 1,500,000	106,501
8.750%	05/19/31	IDR 9,456,000	778,367
Sr. Unsec’d. Notes, MTN, 144A
9.000%	03/19/29	IDR 11,479,000	958,425
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	2,600	2,594,743

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	3,350	$3,314,625
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	350	347,451
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26	3,525	3,301,005

			106,294,911

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	850	899,355
4.900%	02/01/46	3,300	3,559,086
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	2,250	2,277,467
4.600%	04/15/48	400	413,767

			7,149,675

Chemicals — 0.1%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.125%	07/19/27	200	188,028
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	513	520,770
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22	450	438,288
3.125%	06/01/24	375	362,576
4.500%	06/01/47(a)	725	721,678

			2,231,340

Commercial Services — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26	1,250	1,172,438
5.500%	12/08/41	68	80,897
Sr. Unsec’d. Notes, 144A
3.950%	12/01/47	554	538,630

			1,791,965

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	1,550	1,643,039
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.900%	10/15/25(a)	1,100	1,142,078

			2,785,117

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.300%	01/23/23	1,975	1,920,650
4.625%	07/01/22	1,950	1,999,028

A692

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
American Express Co.,
Sub. Notes
3.625%	12/05/24	875	$869,131
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN, 144A
13.912%(s)	05/10/18	EGP 6,350	354,119
Gtd. Notes, MTN, 144A
16.909%(s)	11/01/18	EGP 5,000	255,677
19.688%(s)	07/12/18	EGP 5,000	270,659
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	1,550	1,575,815
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30	275	255,887
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	2,650	2,626,167

			10,127,133

Electric — 0.8%
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.950%	09/15/27	1,575	1,500,684
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	1,827	2,328,435
Duke Energy Carolinas LLC,
First Mortgage
3.950%	03/15/48	1,100	1,104,728
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	2,875	2,706,237
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22	2,000	1,951,840
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	1,100	1,023,971
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,150	1,138,953
Florida Power & Light Co.,
First Mortgage
3.950%	03/01/48	1,025	1,043,249
4.125%	02/01/42	1,919	1,994,947
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25	1,350	1,317,364
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	840	958,213
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.209%(c)	01/15/21	2,625	2,626,924
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42	1,750	1,761,701

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26(a)	2,450	$2,328,060

			23,785,306

Foods — 0.2%
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	550	504,342
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20	1,150	1,133,726
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21	3,350	3,207,554

			4,845,622

Healthcare-Products — 0.3%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	3,325	3,226,117
3.363%	06/06/24	2,525	2,430,309
4.669%	06/06/47	625	631,667
4.685%	12/15/44	900	905,978
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21	575	568,881

			7,762,952

Healthcare-Services — 0.1%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,075	1,175,713
4.750%	07/15/45	1,575	1,733,228

			2,908,941

Insurance — 0.4%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	2,025	2,040,130
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,320,682
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	1,000	984,684
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	1,875	1,886,691
Chubb Corp. (The),
Gtd. Notes, 3 Month LIBOR + 2.250%
3.972%(c)	03/29/67	925	924,723
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	250	266,042
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	275	262,690
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	1,100	1,036,564

A693

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
6.063%	03/30/40	2,500	$3,166,654
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	605	666,802

			13,555,662

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34	2,150	2,381,731
Sr. Unsec’d. Notes, 144A
3.875%	08/22/37	925	921,725

			3,303,456

Investment Companies — 0.0%
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
5.500%	01/16/25	200	208,905

Machinery-Diversified — 0.1%
Nvent Finance Sarl (Luxembourg),
Gtd. Notes, 144A
4.550%	04/15/28	1,850	1,858,534

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	700	866,893
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	3,400	3,473,064
4.908%	07/23/25(a)	3,975	4,062,077
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	670	665,665

			9,067,699

Multi-National — 0.4%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	11,321,413

Oil & Gas — 0.4%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	210	203,877
5.550%	03/15/26	450	491,242
6.450%	09/15/36	1,025	1,228,941
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.850%	06/01/27	1,775	1,735,736
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	660	674,661
5.600%	07/15/41	525	591,038
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	10/28/22	2,090	459,799
6.000%(d)	11/15/26	100	26,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	02/04/21	53	$56,472
6.375%	01/23/45	60	58,320
6.500%	03/13/27	1,700	1,815,600
6.625%	06/15/35	20	20,664
Gtd. Notes, MTN
6.750%	09/21/47	1,190	1,204,137
Sr. Unsec’d. Notes, 144A
6.350%	02/12/48	632	610,670
Phillips 66,
Gtd. Notes
3.900%	03/15/28	2,200	2,192,025
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	425	432,001
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
4.125%	01/28/25	250	248,869
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27	510	481,451
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	775	840,505

			13,372,883

Pharmaceuticals — 0.6%
Allergan Funding SCS,
Gtd. Notes
4.850%	06/15/44	225	222,779
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	1,700	1,696,346
3.875%	07/20/25	2,700	2,676,559
4.000%	12/05/23	2,250	2,276,444
4.125%	05/15/21	1,275	1,303,324
4.300%	03/25/28	3,650	3,665,551
5.050%	03/25/48	5,350	5,627,059
5.125%	07/20/45	425	450,786
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23(a)	1,340	1,135,358

			19,054,206

Pipelines — 0.7%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,640	1,593,259
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	1,300	1,297,291
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
2.900%	07/15/22	1,100	1,067,170
Energy Transfer Partners LP,
Gtd. Notes
4.650%	06/01/21	675	695,155

A694

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 3.708%
5.481%(c)	08/01/66	1,425	$1,428,646
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	1,200	1,206,385
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	1,000	987,328
4.700%	04/15/48	450	438,344
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	1,175	1,145,899
4.500%	12/15/26(a)	2,075	2,058,177
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25	2,275	2,447,542
6.250%	03/15/22	1,750	1,898,922
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	650	646,319
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	1,475	1,437,730
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22	840	836,198
3.900%	01/15/25	1,575	1,559,825
4.000%	09/15/25	1,100	1,082,307

			21,826,497

Real Estate — 0.0%
American Homes 4 Rent LP,
Gtd. Notes
4.250%	02/15/28	704	689,873

Real Estate Investment Trusts (REITs) — 0.5%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	2,999,321
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.150%	07/15/23	2,975	2,881,509
3.650%	09/01/27	2,025	1,929,478
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,161,142
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	4,250	4,269,257
Realty Income Corp.,
Sr. Unsec’d. Notes
3.650%	01/15/28	1,175	1,140,499
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	1,250	1,217,130

			15,598,336

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23	1,025	$975,902
3.000%	01/15/22	2,225	2,183,273
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	1,000	1,015,000
4.125%	06/01/21	2,075	2,095,750
4.625%	06/01/23	225	229,005

			6,498,930

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25(a)	2,200	2,167,234
Oracle Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/46	1,400	1,379,635

			3,546,869

Telecommunications — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN 2,010	106,854
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	1,750	1,718,573
3.400%	05/15/25	1,825	1,758,474
3.600%	02/17/23(a)	2,878	2,895,188
3.800%	03/15/22	3,325	3,372,890
3.900%	08/14/27(a)	350	352,410
4.125%	02/17/26	1,600	1,603,876
4.250%	03/01/27(a)	3,000	3,032,648
5.150%	03/15/42	1,250	1,287,831
5.450%	03/01/47	525	557,237
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	1,900	1,900,760
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	1,375	1,255,703
4.125%	08/15/46	25	22,499
4.862%	08/21/46	100	100,918
5.012%	04/15/49	2,432	2,503,579
5.150%	09/15/23	8,415	9,078,851
5.250%	03/16/37	700	754,817

			32,303,108

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.050%	06/15/48	1,100	1,110,477

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	875	870,227
4.875%	07/11/22	1,075	1,131,403

			2,001,630

A695

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing (cont’d.)
TOTAL CORPORATE BONDS
(cost $354,465,608)				$349,754,483

SOVEREIGN BONDS — 2.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
4.125%	10/11/47		610	570,718
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		630	606,785
3.125%	10/11/27		1,020	963,900
4.125%	10/11/47		320	299,393
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
24.949%(c)	04/03/22	ARS	1,285	65,369
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 2.500%
25.420%(c)	03/11/19	ARS	3,400	171,303
26.164%(c)	03/01/20	ARS	1,875	96,821
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7D Repo Reference Rate + 0.000%
27.250%(c)	06/21/20	ARS	32,340	1,698,741
Argentina Treasury Bond BONCER (Argentina),
Bonds
2.500%	07/22/21	ARS	475	33,054
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	1,280	62,566
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(cc)	12/31/38	EUR	10	8,502
2.500%(cc)	12/31/38		40	26,559
3.375%	01/15/23	EUR	140	170,403
5.250%	01/15/28	EUR	190	227,941
5.875%	01/11/28		120	112,860
6.875%	01/11/48		210	191,625
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		90	82,935
Unsec’d. Notes
5.000%	01/15/27	EUR	200	239,249
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Unsec’d. Notes
3.750%	02/08/19	ARS	2,855	142,954
4.000%	03/06/20	ARS	675	35,454
Bonos de La Tesoreria de La Republica En Pesos (Chile),
Bonds
4.500%	03/01/21	CLP	330,000	560,081
4.500%	03/01/26	CLP	235,000	390,294
5.000%	03/01/35	CLP	360,000	595,321
Unsec’d. Notes
4.500%	02/28/21	CLP	100,000	169,688
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	143	149,361
10.000%	01/01/23	BRL	3,957	1,249,536
10.000%	01/01/25	BRL	681	213,309
10.000%	01/01/27	BRL	4,263	1,326,931
10.000%	01/01/29	BRL	387	119,669

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
5.500%	08/05/20	CLP	258,500	$445,751
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	239,000	80,056
7.750%	04/14/21	COP	440,000	165,382
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	1,118,100	385,734
7.000%	05/04/22	COP	2,116,000	794,689
7.000%	06/30/32	COP	1,720,700	621,712
7.500%	08/26/26	COP	2,458,900	943,922
7.750%	09/18/30	COP	637,800	248,545
10.000%	07/24/24	COP	1,460,000	627,578
11.250%	10/24/18	COP	21,000	7,797
Bonds, TIPS
3.300%	03/17/27	COP	920	84,710
3.500%	03/10/21	COP	5,015	471,480
3.500%	05/07/25	COP	290	27,556
4.750%	02/23/23	COP	11,300	1,121,733
Notes
5.000%	11/21/18	COP	1,203,900	432,736
Czech Republic Government Bond (Czech Republic),
Bonds
0.250%	02/10/27	CZK	12,950	551,025
2.400%	09/17/25	CZK	3,190	163,656
2.500%	08/25/28	CZK	10,360	532,049
4.200%	12/04/36	CZK	3,170	193,080
Dominican Republic Bond (Dominican Republic),
Bonds
12.000%	03/05/32	DOP	16,900	381,939
Dominican Republic International Bond (Dominican Republic),
Bonds
11.500%	05/10/24	DOP	100	2,193
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45		160	172,400
8.900%	02/15/23	DOP	11,850	245,289
Unsec’d. Notes
11.375%	07/06/29	DOP	100	2,133
Hungary Government Bond (Hungary),
Bonds
2.500%	10/27/21	HUF	85,440	355,700
2.750%	12/22/26	HUF	96,670	395,211
3.000%	06/26/24	HUF	318,510	1,350,516
5.500%	06/24/25	HUF	40,650	198,021
6.750%	10/22/28	HUF	440	2,419
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		4,620	4,653,929
5.875%	01/15/24		510	560,387
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27		1,550	1,519,141
4.125%	01/15/25		550	554,039
4.750%	01/08/26		470	490,911
4.750%	07/18/47		1,450	1,438,442
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.875%	04/15/19	IDR	2,000,000	148,790
8.250%	06/15/32	IDR	1,000,000	79,266

A696

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
8.375%	03/15/24	IDR	1,635,000	$129,748
9.000%	03/15/29	IDR	4,100,000	340,790
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		7,630	7,478,682
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22	MYR	620	158,454
3.480%	03/15/23	MYR	530	135,235
3.580%	09/28/18	MYR	740	191,699
3.654%	10/31/19	MYR	930	241,800
3.759%	03/15/19	MYR	200	52,007
3.889%	07/31/20	MYR	100	26,140
4.048%	09/30/21	MYR	560	147,090
4.160%	07/15/21	MYR	130	34,328
4.232%	06/30/31	MYR	800	204,275
4.378%	11/29/19	MYR	1,440	378,650
4.736%	03/15/46	MYR	450	114,581
5.734%	07/30/19	MYR	1,750	467,236
Malaysia Government Investment Issue (Malaysia),
Sr. Unsec’d. Notes
3.399%	11/30/18	MYR	1,290	333,965
3.508%	05/15/18	MYR	700	181,024
3.558%	04/30/19	MYR	1,650	427,454
3.743%	08/26/21	MYR	500	129,160
3.872%	08/30/18	MYR	440	114,072
4.045%	08/15/24	MYR	440	113,525
4.295%	10/31/18	MYR	300	78,067
4.786%	10/31/35	MYR	370	95,808
Unsec’d. Notes
3.872%	08/30/18	MYR	810	209,796
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	4,799	258,550
6.500%	06/09/22	MXN	11,408	611,180
7.500%	06/03/27	MXN	400	22,251
7.750%	05/29/31	MXN	6,137	345,440
8.000%	06/11/20	MXN	4,128	230,629
8.000%	11/07/47	MXN	601	34,490
8.500%	12/13/18	MXN	1,684	93,098
10.000%	12/05/24	MXN	95	6,020
10.000%	11/20/36	MXN	4,138	282,599
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	907	50,914
7.750%	11/13/42	MXN	2,188	122,128
8.000%	12/07/23	MXN	746	42,525
8.500%	05/31/29	MXN	2,363	140,950
8.500%	11/18/38	MXN	186	11,183
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28		550	531,850
4.600%	02/10/48		1,730	1,641,770
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	1,600	544,920
Peruvian Government International Bond (Peru),
Bonds
6.714%	02/12/55	PEN	133	46,329
Sr. Unsec’d. Notes
5.200%	09/12/23	PEN	951	314,481

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
6.850%	02/12/42	PEN	1,524	$534,864
6.900%	08/12/37	PEN	580	206,972
6.950%	08/12/31	PEN	647	236,118
8.200%	08/12/26	PEN	370	142,927
Sr. Unsec’d. Notes, 144A
6.350%	08/12/28	PEN	1,372	476,987
Unsec’d. Notes
5.700%	08/12/24	PEN	935	315,330
Unsec’d. Notes, 144A
5.700%	08/12/24	PEN	940	317,016
Russian Federal Bond (Russia),
Bonds
6.400%	05/27/20	RUB	22,950	402,013
6.500%	02/28/24	RUB	70,950	1,229,201
6.700%	05/15/19	RUB	27,200	477,557
7.000%	01/25/23	RUB	31,100	556,725
7.000%	08/16/23	RUB	42,365	756,746
7.050%	01/19/28	RUB	7,160	125,926
7.100%	10/16/24	RUB	23,840	426,134
7.400%	12/07/22	RUB	13,590	246,642
7.600%	07/20/22	RUB	850	15,504
7.700%	03/23/33	RUB	25,320	461,433
7.750%	09/16/26	RUB	46,540	858,692
8.500%	09/17/31	RUB	42,440	831,235
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	10	652
8.000%	01/31/30	ZAR	126	10,386
8.250%	03/31/32	ZAR	17,325	1,436,333
8.500%	01/31/37	ZAR	21,665	1,780,109
8.750%	01/31/44	ZAR	8,174	678,783
8.875%	02/28/35	ZAR	17,635	1,510,527
9.000%	01/31/40	ZAR	20,276	1,731,578
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	30,000	965,401
2.125%	12/17/26	THB	6,840	213,447
2.550%	06/26/20	THB	6,180	202,398
3.580%	12/17/27	THB	5,900	205,033
3.650%	12/17/21	THB	37,925	1,300,433
3.650%	06/20/31	THB	17,140	591,103
3.850%	12/12/25	THB	15,860	562,163
3.875%	06/13/19	THB	3,730	122,975
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB	8,800	303,002
1.250%	03/12/28	THB	36,300	1,161,099
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY	1,900	433,668
9.200%	09/22/21	TRY	2,820	630,431
9.400%	07/08/20	TRY	3,080	716,660
10.700%	08/17/22	TRY	170	39,470
11.000%	03/02/22	TRY	1,400	329,303
12.200%	01/18/23	TRY	6,390	1,569,440
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	2,475	80,443
Sr. Unsec’d. Notes, TIPS
4.375%	12/15/28	UYU	1,490	93,484

A697

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
TOTAL SOVEREIGN BONDS
(cost $72,399,134)			$73,432,475

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	3,300	5,024,844

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,920	2,737,004
General Obligation Unlimited, BABs
6.630%	02/01/35	1,105	1,149,333
7.350%	07/01/35	220	240,123

			4,126,460

TOTAL MUNICIPAL BONDS
(cost $9,186,525)			9,151,304

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS,
Series 2007-33, Class HF, 1 Month LIBOR + 0.350%
2.222%(c)	04/25/37	314	314,666
Series 2011-52, Class GB
5.000%	06/25/41	1,301	1,395,872
Series 2011-99, Class DB
5.000%	10/25/41	1,269	1,360,798
Series 2012-111, Class B
7.000%	10/25/42	214	242,881
Series 2012-153, Class B
7.000%	07/25/42	752	851,857
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34	640	687,871
Series 4273, Class PD
6.500%	11/15/43	1,294	1,460,195

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $6,233,515)			6,314,140

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Federal Farm Credit Bank
3.280%	05/20/32	2,400	2,396,882
Federal Home Loan Bank
2.125%	06/09/23	6,100	5,915,878
2.750%	12/10/27	3,980	3,884,062
3.375%	09/08/23	3,400	3,504,513
5.375%	08/15/24	1,400	1,609,082
Federal Home Loan Mortgage Corp.
3.000%	05/01/42	143	140,232
3.000%	07/01/42	22	21,143
3.000%	08/01/42	140	137,527
3.000%	08/01/42	30	29,626
3.000%	08/01/42	24	23,210
3.000%	10/01/42	80	79,119
3.000%	10/01/42	19	18,550
3.000%	12/01/42	22	22,046

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	01/01/43	164	$160,848
3.000%	02/01/43	400	393,228
3.000%	02/01/43	162	159,710
3.000%	03/01/43	1,045	1,027,740
3.000%	03/01/43	863	848,520
3.000%	06/01/43	658	647,097
4.000%	02/01/41	44	45,174
4.000%	02/01/41	25	25,765
5.000%	04/01/33	48	51,554
5.000%	04/01/33	38	40,815
5.000%	08/01/33	266	285,643
5.000%	08/01/33	1	1,435
5.000%	09/01/33	5	5,556
5.000%	09/01/33	1	804
5.000%	10/01/33	1	984
5.000%	04/01/34	1	1,408
5.000%	11/01/34	7	7,606
5.000%	12/01/34	234	251,474
5.000%	12/01/34	170	182,541
5.000%	07/01/35	1	1,435
5.000%	11/01/35	5	5,854
5.000%	04/01/37	215	232,185
5.000%	01/01/39	34	36,597
5.000%	04/01/39	242	260,864
5.000%	07/01/39	33	35,640
5.500%	01/01/36	3	3,333
5.500%	12/01/36	458	504,085
5.500%	08/01/37	30	33,020
5.500%	05/01/40	37	40,753
5.500%	08/01/40	1,057	1,159,446
5.500%	08/01/40	260	284,325
7.000%	02/01/39	692	782,581
Federal National Mortgage Assoc.
1.875%	09/24/26	8,000	7,373,168
3.000%	11/01/42	26	25,597
3.000%	12/01/42	959	944,167
3.000%	12/01/42	247	242,840
3.000%	12/01/42	83	81,701
3.000%	12/01/42	55	54,092
3.000%	12/01/42	50	49,227
3.000%	12/01/42	44	43,368
3.000%	12/01/42	21	21,086
3.000%	12/01/42	20	19,103
3.000%	01/01/43	237	232,391
3.000%	01/01/43	115	112,494
3.000%	01/01/43	88	86,420
3.000%	01/01/43	53	52,389
3.000%	01/01/43	37	36,356
3.000%	01/01/43	36	35,662
3.000%	01/01/43	28	27,112
3.000%	01/01/43	25	24,970
3.000%	01/01/43	25	24,898
3.000%	01/01/43	23	22,886
3.000%	01/01/43	22	21,454
3.000%	01/01/43	22	21,400
3.000%	01/01/43	20	19,363
3.000%	01/01/43	18	17,489
3.000%	03/01/43	1,557	1,533,847

A698

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	03/01/43	482	$475,262
3.000%	03/01/43	217	213,436
3.000%	03/01/43	37	36,112
3.000%	03/01/43	32	31,355
3.000%	04/01/43	1,953	1,923,755
3.000%	04/01/43	257	253,329
3.000%	04/01/43	242	238,016
3.000%	04/01/43	220	216,580
3.000%	04/01/43	125	122,743
3.000%	04/01/43	67	66,080
3.000%	04/01/43	50	49,522
3.000%	05/01/43	991	976,620
3.000%	05/01/43	523	515,305
3.000%	05/01/43	458	451,053
3.000%	05/01/43	239	235,291
3.000%	05/01/43	115	113,508
3.000%	05/01/43	100	98,935
3.000%	03/01/44	904	888,932
3.500%	TBA(tt)	1,000	1,002,090
4.000%	11/01/45	866	889,016
4.000%	01/01/46	209	214,732
4.000%	03/01/46	299	307,201
4.000%	03/01/46	254	260,840
4.000%	06/01/46	369	379,012
4.000%	08/01/46	93	95,700
4.000%	10/01/46	493	506,652
4.000%	10/01/46	107	110,332
4.500%	TBA(tt)	29,000	30,365,604
4.500%	08/01/23	236	247,464
4.500%	09/01/23	348	364,655
4.500%	03/01/29	469	490,859
4.500%	03/01/29	310	324,612
4.500%	08/01/29	589	618,735
4.500%	05/01/30	191	201,221
4.500%	07/01/30	346	363,479
4.500%	10/01/30	544	571,503
4.500%	11/01/30	203	212,994
4.500%	07/01/31	223	234,446
4.500%	08/01/31	533	560,362
4.500%	01/01/34	282	296,376
4.500%	07/01/41	322	337,621
4.500%	12/01/44	372	390,551
4.500%	04/01/45	4,911	5,222,904
4.500%	05/01/45	550	584,124
4.500%	06/01/45	1,917	2,013,481
4.500%	08/01/45	193	202,539
4.500%	10/01/45	516	541,409
4.500%	11/01/45	289	303,064
4.500%	08/01/46	531	557,570
4.500%	12/01/47	323	338,759
4.500%	01/01/48	35,076	36,797,361
5.000%	08/01/33	57	61,076
5.000%	11/01/35	110	119,164
5.000%	05/01/37	157	168,608
5.000%	03/01/38	32	33,768
5.000%	04/01/39	673	726,598
5.000%	06/01/39	27	28,650
5.000%	09/01/39	415	448,209

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	10/01/39	183		$197,774
5.000%	01/01/40	66		70,761
5.000%	08/01/40	402		434,245
5.000%	11/01/40	234		253,066
5.000%	11/01/40	144		156,152
5.000%	11/01/40	116		124,097
5.000%	02/01/41	412		444,896
5.000%	02/01/41	33		34,876
5.000%	08/01/41	664		715,877
5.000%	08/01/41	307		332,105
5.000%	09/01/41	19		20,123
5.000%	10/01/41	215		232,689
5.000%	12/01/41	58		62,825
5.000%	03/01/42	607		656,334
5.000%	10/01/43	403		435,456
5.000%	10/01/43	6		6,797
5.000%	05/01/44	461		493,197
5.000%	12/01/44	811		867,882
5.000%	01/01/45	1,101		1,177,541
5.500%	03/01/33	1		1,573
5.500%	04/01/33	146		163,990
5.500%	12/01/33	35		38,090
5.500%	03/01/34	2		2,355
5.500%	09/01/34	7		7,719
5.500%	05/01/35	6		6,389
5.500%	07/01/35	3		2,882
5.500%	08/01/37	1,276		1,401,004
5.500%	02/01/38	16		17,313
6.000%	02/01/26	7		7,387
6.000%	04/01/34	11		12,742
6.000%	06/01/35	19		21,088
6.000%	07/01/35	111		123,982
6.000%	07/01/35	54		60,230
6.000%	10/01/35	176		197,689
6.000%	02/01/36	12		13,835
6.000%	06/01/36	245		271,860
6.000%	02/01/37	12		13,907
6.000%	03/01/37	2		2,131
6.000%	04/01/37	6		6,713
6.000%	05/01/37	23		26,016
6.000%	05/01/37	22		24,650
6.000%	05/01/37	12		13,803
6.000%	06/01/37	9		10,029
6.000%	06/01/37	5		6,157
6.000%	06/01/37	5		5,965
6.000%	06/01/37	1		1,110
6.000%	08/01/37	14		16,196
6.000%	08/01/37	14		16,059
6.000%	09/01/37	101		113,305
6.000%	09/01/37	24		26,413
6.000%	09/01/37	11		11,758
6.000%	12/01/37	13		15,000
6.000%	02/01/38	3		3,048
6.000%	02/01/38	—	(r)	343
6.000%	03/01/38	25		27,779
6.000%	05/01/38	100		112,384
6.000%	09/01/38	127		142,806
6.000%	09/01/38	114		127,417

A699

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	09/01/38	10	$10,986
6.000%	09/01/38	4	4,604
6.000%	10/01/38	3	2,920
6.000%	11/01/38	13	14,211
6.000%	01/01/39	19	21,105
6.000%	02/01/39	23	25,365
6.000%	07/01/39	123	136,305
6.000%	09/01/39	20	22,379
6.000%	09/01/39	9	9,666
6.000%	10/01/39	11	11,812
6.000%	11/01/39	22	24,969
6.000%	12/01/39	53	60,048
6.000%	04/01/40	10	11,265
6.000%	06/01/40	21	23,522
6.000%	10/01/40	7	8,283
6.000%	05/01/41	11	11,776
6.250%	05/15/29	2,100	2,728,160
7.000%	03/01/39	394	441,191
Government National Mortgage Assoc.
4.000%	TBA(tt)	42,000	43,170,586
4.000%	TBA(tt)	17,000	17,447,246
4.000%	02/20/41	10	10,152
4.000%	10/20/41	2	2,452
4.000%	11/20/41	15	15,456
4.000%	04/20/42	8	8,203
4.000%	10/20/42	4	4,560
4.000%	08/20/43	82	84,624
4.000%	10/20/43	13,956	14,488,124
4.000%	03/20/44	8	8,781
4.000%	05/20/44	10	10,610
4.000%	11/20/44	711	736,083
4.000%	05/20/45	76	78,990
4.000%	06/20/45	1,072	1,109,739
4.000%	07/20/45	3,646	3,773,742
4.000%	08/20/45	2,842	2,941,917
4.000%	09/20/45	343	355,555
4.000%	10/20/45	2,041	2,113,107
4.000%	01/20/46	623	644,396
4.000%	02/20/46	603	624,019
4.000%	03/20/47	881	908,547
4.000%	07/20/47	1,920	1,981,854
4.000%	08/20/47	11,867	12,207,376
4.000%	12/20/47	3,959	4,073,893
5.000%	07/15/40	488	518,057
5.500%	11/15/32	48	53,019
5.500%	11/15/32	26	28,563
5.500%	01/15/33	41	44,152
5.500%	02/15/33	102	111,939
5.500%	03/15/33	60	66,167
5.500%	03/15/33	42	45,697
5.500%	07/15/33	53	57,856
5.500%	07/15/33	51	55,991
5.500%	08/15/33	49	53,103
5.500%	09/15/33	32	34,902
5.500%	04/15/34	69	75,867
5.500%	05/15/34	17	18,282
5.500%	09/15/34	391	430,137
5.500%	09/15/34	66	72,410

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	12/15/34	439	$483,980
5.500%	01/15/35	341	374,675
Israel Government, USAID Bond, Gov’t. Gtd. Notes
5.500%	12/04/23	700	799,350
5.500%	04/26/24	5,000	5,734,095
5.500%	09/18/33	2,159	2,794,300

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $264,580,066)			262,833,476

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bonds
2.875%	08/15/45	8,300	8,150,859
2.875%	11/15/46	25,850	25,351,176
3.000%	05/15/45	940	945,912
3.125%	02/15/43	520	536,027
3.125%	08/15/44	600	617,859
3.625%	02/15/44	14,880	16,673,156
U.S. Treasury Notes
1.125%	06/30/21	45,420	43,571,264
1.125%	07/31/21	18,260	17,490,369
1.250%	11/30/18	55,210	54,931,794
1.375%	04/30/21	40,160	38,928,531
1.625%	05/15/26	11,840	10,890,488
1.875%	04/30/22	140	136,538
1.875%	10/31/22	4,720	4,585,406
2.125%	07/31/24	43,050	41,708,051
2.125%	11/30/24	14,540	14,049,843
2.250%	12/31/24	7,520	7,319,956
2.500%	01/31/25	360	355,950
U.S. Treasury Strip Coupon
2.664%(s)	11/15/37	26,400	14,828,918
3.050%(s)	11/15/41	6,000	2,953,797

TOTAL U.S. TREASURY OBLIGATIONS (cost $309,085,150)			304,025,894

TOTAL LONG-TERM INVESTMENTS (cost $2,356,446,916)			2,464,421,050

		Shares
SHORT-TERM INVESTMENTS — 23.4%
AFFILIATED MUTUAL FUNDS — 16.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		468,306,838	468,306,838
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $51,734,195; includes $51,660,594 of cash collateral for securities on loan)(b)(w)		51,733,471	51,728,297

TOTAL AFFILIATED MUTUAL FUNDS
(cost $520,041,033)			520,035,135

A700

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) —1.3%
U.S. Treasury Bills
1.627%(s)	06/07/18	27,410	$27,326,494
1.634%(s)	06/07/18	12,510	12,471,887

TOTAL U.S. TREASURY OBLIGATIONS
(cost $39,801,265)			39,798,381

COMMERCIAL PAPER(n) — 5.4%
Atlantantic Asset Securitization
2.344%	06/21/18	7,000	6,962,727
AutoZone, Inc.
2.214%	04/10/18	6,000	5,995,852
BAE Systems PLC
2.377%	09/28/18	276	275,971
Barclays Bank PLC
2.252%	06/11/18	7,000	6,967,582
China Construction Bank Corp.
2.378%	05/14/18	342	340,959
Dominion Energy, Inc.
2.195%	04/17/18	6,000	5,993,239
2.698%	06/22/18	2,430	2,415,731
Eastman Chemical Co.
2.426%	04/27/18	992	990,189
Electricite de France
2.324%	04/27/18	6,287	6,275,523
Gotham FDG Corp.
2.344%	06/25/18	6,867	6,827,419
HP, Inc.
2.556%	04/27/18	4,114	4,107,726
Kells Funding Ltd.
2.303%	06/29/18	6,865	6,824,895
Marriott International, Inc.
2.507%	05/04/18	4,511	4,500,634
2.518%	05/09/18	304	303,199
Mitsubishi Trust & Banking Corp.
2.320%	06/22/18	10,300	10,301,997
Norinchukin Bank
2.300%	06/22/18	10,300	10,301,203
Omnicom Capital, Inc.
2.475%	05/04/18	1,972	1,967,468
2.497%	05/11/18	250	249,308
Potash Corp. of Saskatchewan, Inc.
2.582%	05/31/18	3,440	3,425,648
2.799%	06/18/18	1,099	1,092,897
2.837%	06/11/18	251	249,744
2.838%	06/15/18	3,453	3,434,640
Schlumberger Holdings Corp.
2.592%	05/29/18	1,486	1,480,272
Sempra Energy
2.770%	06/27/18	3,880	3,855,653
Southern Co. (The)
1.000%	06/21/18	250	248,552
2.275%	04/19/18	5,000	4,993,724
2.284%	04/10/18	2,300	2,298,410
2.769%	06/21/18	3,170	3,151,642
Standard Chartered PLC
2.310%	06/25/18	13,271	13,271,438
Sumitomo Trust & Banking Co. Ltd.
2.313%	06/25/18	9,640	9,586,673

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL PAPER(n) (Continued)
Suncor Energy, Inc.
2.388%	05/07/18		7,600	$7,581,006
United Overseas Bank Ltd.
2.420%	07/27/18		7,209	7,153,731
Versailles LLC
2.396%	07/09/18		7,497	7,446,041
Victory Receivables Corp.
2.333%	06/22/18		6,867	6,829,028
VW Credit Canada, Inc.
2.717%	06/22/18		9,252	9,195,794

TOTAL COMMERCIAL PAPER
(cost $166,906,496)				166,896,515

FOREIGN TREASURY OBLIGATION(n) — 0.0%
Brazil Letras do Tesouro Nacional
14.143%(s)	07/01/20	BRL	2,467	635,015

(cost $610,432)

OPTION PURCHASED~* — 0.0% (cost $1,108)				6,800

TOTAL SHORT-TERM INVESTMENTS (cost $727,360,334)				727,371,846

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 102.6% (cost $3,083,807,250)				3,191,792,896

OPTIONS WRITTEN~* — (0.0)% (premiums received $516,052)				(744,998)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 102.6% (cost $3,083,291,198)				3,191,047,898
Liabilities in excess of other assets(z) —(2.6)%				(79,996,691)

NET ASSETS — 100.0%				$3,111,051,207

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,481,871 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,737,901; cash collateral of $51,660,594 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published

A701

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2018.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $76,000,000 is 2.4% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

FORWARD COMMITMENT CONTRACTS

	Interest Rate	Maturity Date		Settlement Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.	3.000%	TBA	(tt)	04/12/18	(6,000)	(5,851,875)
Federal National Mortgage Assoc.	3.500%	TBA	(tt)	05/14/18	(1,000)	(1,000,587)
Federal National Mortgage Assoc.	4.000%	TBA	(tt)	05/14/18	(1,000)	(1,024,442)
Federal National Mortgage Assoc.	4.000%	TBA	(tt)	04/12/18	(1,000)	(1,026,195)
Federal National Mortgage Assoc.	4.500%	TBA	(tt)	05/14/18	(4,000)	(4,181,172)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $13,036,720)						$(13,084,271)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Euro Dollar Futures	Put	06/15/18	$98.00	4	10	$6,800

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index Flex	Put	04/05/18	$2,693.73	81	8	$(495,598)
S&P 500 Index Flex	Put	04/30/18	$2,622.30	58	5	(249,400)

Total Options Written						$(744,998)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
412	2 Year U.S. Treasury Notes	Jun. 2018	$87,595,063	$43,984
1,060	10 Year U.S. Treasury Notes	Jun. 2018	128,409,062	1,003,828
223	10 Year U.S. Ultra Treasury Notes	Jun. 2018	28,958,641	417,190
166	20 Year U.S. Treasury Bonds	Jun. 2018	24,339,750	423,351
217	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	34,821,719	1,167,811
46	Amsterdam Index	Apr. 2018	5,977,040	(55,136)
78	ASX SPI 200 Index	Jun. 2018	8,590,783	(295,795)
207	CAC40 10 Euro	Apr. 2018	13,128,687	(204,519)
39	DAX Index.	Jun. 2018	14,539,642	(209,146)
169	Euro STOXX 50 Index	Jun. 2018	6,822,716	(130,257)

A702

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
225	FTSE 100 Index	Jun. 2018	$22,076,681	$(274,980)
16	FTSE/MIB Index	Jun. 2018	2,160,968	(23,114)
199	Hang Seng China Enterprises Index	Apr. 2018	15,272,096	20,285
21	Hang Seng Index	Apr. 2018	4,020,374	(7,463)
32	IBEX 35 Index	Apr. 2018	3,768,646	(35,199)
1,328	Mini MSCI Emerging Markets Index	Jun. 2018	78,869,920	(1,510,600)
264	OMXS30 Index	Apr. 2018	4,818,511	(80,552)
1,363	Russell 2000 Mini Index	Jun. 2018	104,351,280	(3,987,845)
1,571	S&P 500 E-Mini Index	Jun. 2018	207,607,650	(8,294,289)
86	S&P/TSX 60 Index	Jun. 2018	12,095,471	(104,096)
61	SGX MSCI Singapore index	Apr. 2018	1,811,181	6,281
304	TOPIX Index	Jun. 2018	48,754,851	690,128

				(11,440,133)

Short Positions:
662	90 Day Euro Dollar	Dec. 2019	160,890,825	(1,148)
714	5 Year U.S. Treasury Notes	Jun. 2018	81,725,110	(238,138)
621	30 Year Euro Buxl	Jun. 2018	126,368,545	(3,407,932)
2	Mini MSCI Emerging Markets Index	Jun. 2018	118,780	3,910

				(3,643,308)

				$(15,083,441)

Cash and foreign currency of $34,790,087 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/04/18	Morgan Stanley	ARS	3,099	$161,366	$153,440	$—	$(7,926)
Expiring 04/04/18	Morgan Stanley	ARS	2,983	147,203	147,699	496	—
Expiring 04/09/18	Morgan Stanley	ARS	2,073	101,993	102,369	376	—
Expiring 04/12/18	Morgan Stanley	ARS	8,182	393,425	403,389	9,964	—
Expiring 04/12/18	Morgan Stanley	ARS	4,788	235,218	236,061	843	—
Expiring 04/16/18	Morgan Stanley	ARS	3,628	178,609	178,521	—	(88)
Expiring 04/20/18	Morgan Stanley	ARS	1,965	94,116	96,483	2,367	—
Expiring 05/02/18	Morgan Stanley	ARS	3,043	148,126	148,437	311	—
Expiring 05/02/18	Morgan Stanley	ARS	1,540	74,855	75,122	267	—
Expiring 05/07/18	Morgan Stanley	ARS	5,653	271,625	275,035	3,410	—
Expiring 05/11/18	Morgan Stanley	ARS	10,232	491,553	496,779	5,226	—
Expiring 05/14/18	Morgan Stanley	ARS	1,557	74,441	75,498	1,057	—
Expiring 05/17/18	Morgan Stanley	ARS	3,046	145,407	147,398	1,991	—
Expiring 05/24/18	Morgan Stanley	ARS	7,503	358,753	361,797	3,044	—
Expiring 05/31/18	Morgan Stanley	ARS	7,114	338,907	341,690	2,783	—
Expiring 07/03/18	Morgan Stanley	ARS	6,082	287,501	286,760	—	(741)
Australian Dollar,
Expiring 06/20/18	Morgan Stanley	AUD	9,040	7,053,035	6,944,769	—	(108,266)
Expiring 06/20/18	Morgan Stanley	AUD	300	232,293	230,468	—	(1,825)
Expiring 06/20/18	Morgan Stanley	AUD	130	99,913	99,869	—	(44)
Brazilian Real,
Expiring 04/02/18	Morgan Stanley	BRL	595	180,236	180,235	—	(1)
Expiring 04/03/18	Morgan Stanley	BRL	30,880	9,440,105	9,349,691	—	(90,414)
Expiring 04/03/18	Morgan Stanley	BRL	12,548	3,864,873	3,799,070	—	(65,803)

A703

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/03/18	Morgan Stanley	BRL	1,533	$474,025	$464,117	$—	$(9,908)
Expiring 04/03/18	Morgan Stanley	BRL	789	240,002	238,935	—	(1,067)
Expiring 04/03/18	Morgan Stanley	BRL	786	241,590	237,894	—	(3,696)
Expiring 04/03/18	Morgan Stanley	BRL	784	239,986	237,467	—	(2,519)
Expiring 04/03/18	Morgan Stanley	BRL	783	240,000	236,964	—	(3,036)
Expiring 04/03/18	Morgan Stanley	BRL	782	240,026	236,899	—	(3,127)
Expiring 04/03/18	Morgan Stanley	BRL	781	239,959	236,591	—	(3,368)
Expiring 04/03/18	Morgan Stanley	BRL	776	239,061	234,953	—	(4,108)
Expiring 04/03/18	Morgan Stanley	BRL	766	237,014	231,957	—	(5,057)
Expiring 05/03/18	Morgan Stanley	BRL	30,600	9,246,249	9,242,269	—	(3,980)
Expiring 05/03/18	Morgan Stanley	BRL	20,328	6,090,640	6,139,803	49,163	—
Expiring 05/03/18	Morgan Stanley	BRL	514	154,400	155,339	939	—
Expiring 05/03/18	Morgan Stanley	BRL	80	24,152	24,162	10	—
British Pound,
Expiring 06/20/18	Morgan Stanley	GBP	12,840	17,905,355	18,078,857	173,502	—
Expiring 06/20/18	Morgan Stanley	GBP	235	333,745	330,882	—	(2,863)
Expiring 06/20/18	Morgan Stanley	GBP	155	221,279	218,242	—	(3,037)
Canadian Dollar,
Expiring 06/20/18	Morgan Stanley	CAD	12,090	9,375,960	9,399,040	23,080	—
Expiring 06/20/18	Morgan Stanley	CAD	11,850	9,146,121	9,212,458	66,337	—
Expiring 06/20/18	Morgan Stanley	CAD	560	436,210	435,357	—	(853)
Expiring 06/20/18	Morgan Stanley	CAD	320	248,868	248,775	—	(93)
Chilean Peso,
Expiring 04/20/18	Morgan Stanley	CLP	302,845	502,606	501,543	—	(1,063)
Expiring 04/27/18	Morgan Stanley	CLP	245,404	403,689	406,430	2,741	—
Expiring 04/27/18	Morgan Stanley	CLP	145,342	239,049	240,710	1,661	—
Chinese Renminbi,
Expiring 04/02/18	Morgan Stanley	CNH	7,550	1,186,562	1,203,643	17,081	—
Expiring 04/16/18	Morgan Stanley	CNH	5,649	892,107	899,895	7,788	—
Expiring 04/16/18	Morgan Stanley	CNH	3,336	527,276	531,399	4,123	—
Expiring 04/16/18	Morgan Stanley	CNH	1,853	292,381	295,143	2,762	—
Expiring 06/20/18	Morgan Stanley	CNH	60,190	9,451,502	9,559,255	107,753	—
Expiring 06/20/18	Morgan Stanley	CNH	11,031	1,730,263	1,751,885	21,622	—
Expiring 06/20/18	Morgan Stanley	CNH	3,045	478,913	483,667	4,754	—
Expiring 06/20/18	Morgan Stanley	CNH	1,645	259,511	261,271	1,760	—
Expiring 06/20/18	Morgan Stanley	CNH	1,546	243,954	245,449	1,495	—
Expiring 06/20/18	Morgan Stanley	CNH	1,523	239,938	241,812	1,874	—
Expiring 06/20/18	Morgan Stanley	CNH	1,517	237,974	240,888	2,914	—
Colombian Peso,
Expiring 04/20/18	Morgan Stanley	COP	715,340	250,755	255,951	5,196	—
Expiring 04/20/18	Morgan Stanley	COP	402,307	141,907	143,946	2,039	—
Expiring 04/27/18	Morgan Stanley	COP	824,881	289,203	295,119	5,916	—
Expiring 04/27/18	Morgan Stanley	COP	269,062	94,947	96,262	1,315	—
Danish Krone,
Expiring 06/20/18	Morgan Stanley	DKK	11,430	1,916,123	1,898,670	—	(17,453)
Expiring 06/20/18	Morgan Stanley	DKK	400	67,310	66,445	—	(865)
Expiring 06/20/18	Morgan Stanley	DKK	170	28,471	28,240	—	(231)
Euro,
Expiring 06/20/18	Morgan Stanley	EUR	27,580	34,437,897	34,150,442	—	(287,455)
Expiring 06/20/18	Morgan Stanley	EUR	8,047	10,002,176	9,963,618	—	(38,558)
Expiring 06/20/18	Morgan Stanley	EUR	640	801,969	792,468	—	(9,501)
Expiring 06/20/18	Morgan Stanley	EUR	380	474,089	470,528	—	(3,561)

A704

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 06/20/18	Morgan Stanley	EUR	170	$213,023	$210,499	$—	$(2,524)
Hong Kong Dollar,
Expiring 06/20/18	Morgan Stanley	HKD	26,830	3,434,629	3,428,080	—	(6,549)
Expiring 06/20/18	Morgan Stanley	HKD	2,216	283,551	283,092	—	(459)
Expiring 06/20/18	Morgan Stanley	HKD	1,868	238,996	238,634	—	(362)
Expiring 06/20/18	Morgan Stanley	HKD	1,650	210,877	210,822	—	(55)
Expiring 06/20/18	Morgan Stanley	HKD	730	93,296	93,273	—	(23)
Expiring 09/19/18	Morgan Stanley	HKD	22,944	2,935,734	2,937,377	1,643	—
Hungarian Forint,
Expiring 06/20/18	Morgan Stanley	HUF	2,392,000	9,587,559	9,475,554	—	(112,005)
Indian Rupee,
Expiring 04/05/18	Morgan Stanley	INR	63,738	990,030	976,398	—	(13,632)
Expiring 04/05/18	Morgan Stanley	INR	40,619	634,280	622,243	—	(12,037)
Expiring 04/06/18	Morgan Stanley	INR	7,562	116,028	115,820	—	(208)
Expiring 04/13/18	Morgan Stanley	INR	31,205	478,092	477,549	—	(543)
Expiring 04/13/18	Morgan Stanley	INR	26,086	399,824	399,209	—	(615)
Expiring 04/13/18	Morgan Stanley	INR	15,666	240,011	239,749	—	(262)
Expiring 04/13/18	Morgan Stanley	INR	15,664	240,058	239,716	—	(342)
Expiring 04/13/18	Morgan Stanley	INR	15,643	240,039	239,392	—	(647)
Expiring 04/13/18	Morgan Stanley	INR	15,626	239,946	239,139	—	(807)
Expiring 04/13/18	Morgan Stanley	INR	15,603	239,076	238,783	—	(293)
Expiring 04/13/18	Morgan Stanley	INR	15,600	239,041	238,729	—	(312)
Expiring 04/13/18	Morgan Stanley	INR	15,490	237,028	237,055	27	—
Expiring 04/13/18	Morgan Stanley	INR	14,638	224,859	224,007	—	(852)
Expiring 04/13/18	Morgan Stanley	INR	12,952	198,452	198,215	—	(237)
Expiring 04/16/18	Morgan Stanley	INR	26,717	410,878	408,705	—	(2,173)
Expiring 04/16/18	Morgan Stanley	INR	6,900	105,929	105,562	—	(367)
Expiring 04/27/18	Morgan Stanley	INR	105,357	1,642,096	1,609,521	—	(32,575)
Expiring 04/27/18	Morgan Stanley	INR	88,771	1,361,417	1,356,144	—	(5,273)
Expiring 04/27/18	Morgan Stanley	INR	32,150	493,818	491,151	—	(2,667)
Expiring 06/20/18	Morgan Stanley	INR	614,500	9,340,325	9,327,950	—	(12,375)
Indonesian Rupiah,
Expiring 04/09/18	Morgan Stanley	IDR	3,263,834	237,004	236,866	—	(138)
Expiring 04/11/18	Morgan Stanley	IDR	16,922,383	1,251,378	1,227,918	—	(23,460)
Expiring 04/11/18	Morgan Stanley	IDR	10,166,319	742,772	737,686	—	(5,086)
Expiring 04/11/18	Morgan Stanley	IDR	6,161,691	461,982	447,103	—	(14,879)
Expiring 04/16/18	Morgan Stanley	IDR	6,091,583	457,687	441,845	—	(15,842)
Expiring 04/16/18	Morgan Stanley	IDR	2,074,876	154,749	150,498	—	(4,251)
Expiring 04/26/18	Morgan Stanley	IDR	65,300,144	4,733,266	4,732,797	—	(469)
Expiring 04/26/18	Morgan Stanley	IDR	3,357,598	243,957	243,350	—	(607)
Expiring 04/26/18	Morgan Stanley	IDR	3,297,533	239,944	238,997	—	(947)
Expiring 06/20/18	Morgan Stanley	IDR	258,300,000	18,588,083	18,635,423	47,340	—
Israeli Shekel,
Expiring 06/20/18	Morgan Stanley	ILS	920	267,450	263,631	—	(3,819)
Expiring 06/20/18	Morgan Stanley	ILS	80	23,003	22,924	—	(79)
Japanese Yen,
Expiring 06/20/18	Morgan Stanley	JPY	2,740,000	25,990,950	25,895,710	—	(95,240)
Expiring 06/20/18	Morgan Stanley	JPY	65,000	619,306	614,314	—	(4,992)
Expiring 06/20/18	Morgan Stanley	JPY	50,477	480,000	477,055	—	(2,945)
Expiring 06/20/18	Morgan Stanley	JPY	37,000	353,032	349,687	—	(3,345)
Expiring 06/20/18	Morgan Stanley	JPY	3,000	28,624	28,353	—	(271)

A705

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso,
Expiring 06/20/18	Morgan Stanley	MXN	66,034	$3,492,689	$3,585,089	$92,400	$—
Expiring 06/20/18	Morgan Stanley	MXN	11,141	592,817	604,840	12,023	—
Expiring 06/20/18	Morgan Stanley	MXN	4,953	260,866	268,903	8,037	—
Expiring 06/20/18	Morgan Stanley	MXN	4,506	239,035	244,646	5,611	—
Expiring 06/20/18	Morgan Stanley	MXN	1,841	96,902	99,943	3,041	—
New Taiwanese Dollar,
Expiring 04/16/18	Morgan Stanley	TWD	11,988	410,878	411,647	769	—
Expiring 04/17/18	Morgan Stanley	TWD	9,914	339,270	340,441	1,171	—
Expiring 04/17/18	Morgan Stanley	TWD	7,769	268,248	266,775	—	(1,473)
Expiring 04/17/18	Morgan Stanley	TWD	4,072	140,595	139,823	—	(772)
Expiring 04/27/18	Morgan Stanley	TWD	20,566	710,632	706,714	—	(3,918)
Expiring 04/27/18	Morgan Stanley	TWD	13,865	479,009	476,453	—	(2,556)
Expiring 05/10/18	Morgan Stanley	TWD	17,813	611,991	612,730	739	—
Expiring 05/10/18	Morgan Stanley	TWD	11,636	399,824	400,252	428	—
Expiring 05/10/18	Morgan Stanley	TWD	6,993	242,053	240,545	—	(1,508)
Expiring 05/10/18	Morgan Stanley	TWD	6,990	241,966	240,435	—	(1,531)
Expiring 05/10/18	Morgan Stanley	TWD	6,982	240,040	240,165	125	—
Expiring 05/10/18	Morgan Stanley	TWD	6,980	240,024	240,091	67	—
Expiring 05/10/18	Morgan Stanley	TWD	6,955	238,978	239,239	261	—
Expiring 05/10/18	Morgan Stanley	TWD	6,897	237,987	237,227	—	(760)
Expiring 05/10/18	Morgan Stanley	TWD	6,894	237,007	237,130	123	—
Expiring 05/10/18	Morgan Stanley	TWD	6,877	237,015	236,559	—	(456)
Expiring 06/20/18	Morgan Stanley	TWD	11,100	385,685	382,995	—	(2,690)
Expiring 06/20/18	Morgan Stanley	TWD	7,200	249,135	248,429	—	(706)
New Zealand Dollar,
Expiring 06/20/18	Morgan Stanley	NZD	240	174,242	173,402	—	(840)
Expiring 06/20/18	Morgan Stanley	NZD	20	14,590	14,450	—	(140)
Norwegian Krone,
Expiring 06/20/18	Morgan Stanley	NOK	122,400	15,659,455	15,656,850	—	(2,605)
Expiring 06/20/18	Morgan Stanley	NOK	5,600	718,940	716,327	—	(2,613)
Expiring 06/20/18	Morgan Stanley	NOK	200	26,102	25,583	—	(519)
Expiring 06/20/18	Morgan Stanley	NOK	100	12,992	12,792	—	(200)
Peruvian Nuevo Sol,
Expiring 04/05/18	Morgan Stanley	PEN	2,238	692,948	693,406	458	—
Expiring 04/05/18	Morgan Stanley	PEN	58	18,117	18,066	—	(51)
Expiring 04/09/18	Morgan Stanley	PEN	772	236,937	239,190	2,253	—
Expiring 04/09/18	Morgan Stanley	PEN	115	35,393	35,729	336	—
Philippine Peso,
Expiring 06/06/18	Morgan Stanley	PHP	10,113	192,874	193,145	271	—
Expiring 06/20/18	Morgan Stanley	PHP	2,000	38,103	38,171	68	—
Romanian Leu,
Expiring 06/20/18	Morgan Stanley	RON	5,133	1,357,920	1,356,830	—	(1,090)
Expiring 06/20/18	Morgan Stanley	RON	1,118	295,843	295,456	—	(387)
Russian Ruble,
Expiring 05/17/18	Morgan Stanley	RUB	143,009	2,495,959	2,482,290	—	(13,669)
Expiring 06/20/18	Morgan Stanley	RUB	1,073,750	18,728,960	18,569,141	—	(159,819)
Singapore Dollar,
Expiring 06/20/18	Morgan Stanley	SGD	1,820	1,385,930	1,390,833	4,903	—
Expiring 06/20/18	Morgan Stanley	SGD	837	638,667	639,829	1,162	—
Expiring 06/20/18	Morgan Stanley	SGD	539	411,176	411,872	696	—
Expiring 06/20/18	Morgan Stanley	SGD	441	337,059	336,827	—	(232)
Expiring 06/20/18	Morgan Stanley	SGD	352	269,117	268,898	—	(219)

A706

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/20/18	Morgan Stanley	SGD	177	$135,185	$135,003	$—	$(182)
Expiring 06/20/18	Morgan Stanley	SGD	70	53,566	53,493	—	(73)
Expiring 06/20/18	Morgan Stanley	SGD	40	30,601	30,568	—	(33)
South African Rand,
Expiring 06/20/18	Morgan Stanley	ZAR	108,850	9,259,102	9,090,486	—	(168,616)
Expiring 06/20/18	Morgan Stanley	ZAR	39,091	3,263,461	3,264,617	1,156	—
Expiring 06/20/18	Morgan Stanley	ZAR	2,886	240,934	240,998	64	—
Expiring 06/20/18	Morgan Stanley	ZAR	2,863	238,910	239,107	197	—
Expiring 06/20/18	Morgan Stanley	ZAR	2,862	240,023	239,020	—	(1,003)
Expiring 06/20/18	Morgan Stanley	ZAR	2,855	237,906	238,428	522	—
Expiring 06/20/18	Morgan Stanley	ZAR	2,844	237,889	237,473	—	(416)
Expiring 06/20/18	Morgan Stanley	ZAR	1,239	103,956	103,442	—	(514)
South Korean Won,
Expiring 04/05/18	Morgan Stanley	KRW	382,252	357,512	358,705	1,193	—
Expiring 04/05/18	Morgan Stanley	KRW	257,523	238,007	241,660	3,653	—
Expiring 04/09/18	Morgan Stanley	KRW	128,494	120,017	120,596	579	—
Expiring 04/09/18	Morgan Stanley	KRW	128,484	120,017	120,586	569	—
Expiring 04/12/18	Morgan Stanley	KRW	425,253	399,824	399,153	—	(671)
Expiring 04/12/18	Morgan Stanley	KRW	348,217	325,042	326,846	1,804	—
Expiring 04/12/18	Morgan Stanley	KRW	273,900	254,341	257,090	2,749	—
Expiring 04/12/18	Morgan Stanley	KRW	259,646	242,470	243,711	1,241	—
Expiring 04/12/18	Morgan Stanley	KRW	256,750	238,901	240,992	2,091	—
Expiring 04/12/18	Morgan Stanley	KRW	256,535	240,102	240,790	688	—
Expiring 04/12/18	Morgan Stanley	KRW	254,519	238,991	238,898	—	(93)
Expiring 04/12/18	Morgan Stanley	KRW	218,772	202,631	205,346	2,715	—
Expiring 04/12/18	Morgan Stanley	KRW	162,677	153,037	152,693	—	(344)
Expiring 04/12/18	Morgan Stanley	KRW	112,122	104,748	105,241	493	—
Expiring 04/12/18	Morgan Stanley	KRW	102,448	95,789	96,161	372	—
Expiring 04/16/18	Morgan Stanley	KRW	436,792	410,878	410,041	—	(837)
Expiring 04/26/18	Morgan Stanley	KRW	255,988	237,935	240,393	2,458	—
Expiring 04/26/18	Morgan Stanley	KRW	254,602	237,897	239,091	1,194	—
Expiring 04/26/18	Morgan Stanley	KRW	216,639	201,085	203,441	2,356	—
Expiring 04/27/18	Morgan Stanley	KRW	272,968	253,294	256,347	3,053	—
Expiring 04/27/18	Morgan Stanley	KRW	36,217	33,518	34,011	493	—
Expiring 06/20/18	Morgan Stanley	KRW	120,000	111,972	112,914	942	—
Expiring 06/20/18	Morgan Stanley	KRW	40,000	37,303	37,638	335	—
Swedish Krona,
Expiring 06/20/18	Morgan Stanley	SEK	23,100	2,818,695	2,784,170	—	(34,525)
Expiring 06/20/18	Morgan Stanley	SEK	525	64,546	63,277	—	(1,269)
Expiring 06/20/18	Morgan Stanley	SEK	225	27,510	27,118	—	(392)
Swiss Franc,
Expiring 06/20/18	Morgan Stanley	CHF	7,770	8,310,516	8,186,578	—	(123,938)
Expiring 06/20/18	Morgan Stanley	CHF	120	127,882	126,433	—	(1,449)
Expiring 06/20/18	Morgan Stanley	CHF	110	117,226	115,898	—	(1,328)
Expiring 06/20/18	Morgan Stanley	CHF	100	106,310	105,361	—	(949)
Thai Baht,
Expiring 04/12/18	Morgan Stanley	THB	22,570	720,098	722,108	2,010	—
Turkish Lira,
Expiring 06/20/18	Morgan Stanley	TRY	35,830	9,130,379	8,859,184	—	(271,195)
Expiring 06/20/18	Morgan Stanley	TRY	9,770	2,471,041	2,415,753	—	(55,288)
Expiring 06/20/18	Morgan Stanley	TRY	974	243,328	240,779	—	(2,549)
Expiring 06/20/18	Morgan Stanley	TRY	972	239,082	240,387	1,305	—

A707

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/20/18	Morgan Stanley	TRY	880	$216,290	$217,585	$1,295	$—
Expiring 06/20/18	Morgan Stanley	TRY	678	167,788	167,648	—	(140)

				$333,072,351	$331,900,161	757,439	(1,929,629)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/04/18	Morgan Stanley	ARS	6,082	$301,392	$301,138	$254	$—
Brazilian Real,
Expiring 04/02/18	Morgan Stanley	BRL	595	182,000	180,236	1,764	—
Expiring 04/03/18	Morgan Stanley	BRL	30,600	9,272,727	9,264,914	7,813	—
Expiring 04/03/18	Morgan Stanley	BRL	20,328	6,107,292	6,154,846	—	(47,554)
Expiring 04/03/18	Morgan Stanley	BRL	220	67,611	66,610	1,001	—
Expiring 04/03/18	Morgan Stanley	BRL	60	18,405	18,167	238	—
Expiring 05/03/18	Morgan Stanley	BRL	595	179,722	179,780	—	(58)
Canadian Dollar,
Expiring 06/20/18	Morgan Stanley	CAD	170	132,421	132,162	259	—
Chilean Peso,
Expiring 04/20/18	Morgan Stanley	CLP	436,915	731,018	723,577	7,441	—
Expiring 04/20/18	Morgan Stanley	CLP	289,524	489,574	479,482	10,092	—
Expiring 04/20/18	Morgan Stanley	CLP	283,550	466,380	469,588	—	(3,208)
Expiring 04/20/18	Morgan Stanley	CLP	142,713	239,918	236,347	3,571	—
Chinese Renminbi,
Expiring 04/02/18	Morgan Stanley	CNH	5,649	892,883	900,498	—	(7,615)
Expiring 04/02/18	Morgan Stanley	CNH	1,902	299,149	303,145	—	(3,996)
Expiring 04/16/18	Morgan Stanley	CNH	3,892	613,903	619,977	—	(6,074)
Expiring 06/20/18	Morgan Stanley	CNH	3,036	478,185	482,108	—	(3,923)
Expiring 06/20/18	Morgan Stanley	CNH	1,515	241,958	240,674	1,284	—
Expiring 06/20/18	Morgan Stanley	CNH	1,515	239,960	240,524	—	(564)
Expiring 06/20/18	Morgan Stanley	CNH	990	157,443	157,230	213	—
Expiring 06/20/18	Morgan Stanley	CNH	630	98,707	100,055	—	(1,348)
Colombian Peso,
Expiring 04/20/18	Morgan Stanley	COP	1,998,475	703,119	715,060	—	(11,941)
Expiring 04/20/18	Morgan Stanley	COP	1,319,443	459,686	472,100	—	(12,414)
Expiring 04/20/18	Morgan Stanley	COP	688,452	238,998	246,330	—	(7,332)
Expiring 04/20/18	Morgan Stanley	COP	474,146	166,105	169,651	—	(3,546)
Expiring 04/20/18	Morgan Stanley	COP	383,513	138,128	137,222	906	—
Czech Koruna,
Expiring 06/20/18	Morgan Stanley	CZK	6,351	310,434	309,077	1,357	—
Euro,
Expiring 06/08/18	Morgan Stanley	EUR	124	153,183	153,276	—	(93)
Expiring 06/20/18	Morgan Stanley	EUR	10,160	12,701,596	12,580,439	121,157	—
Expiring 06/20/18	Morgan Stanley	EUR	1,687	2,087,641	2,088,353	—	(712)
Hong Kong Dollar,
Expiring 05/11/18	Morgan Stanley	HKD	6,398	826,000	816,478	9,522	—
Expiring 06/20/18	Morgan Stanley	HKD	8,887	1,137,104	1,135,517	1,587	—
Expiring 06/20/18	Morgan Stanley	HKD	2,173	277,715	277,677	38	—
Expiring 09/19/18	Morgan Stanley	HKD	5,253	677,000	672,459	4,541	—
Expiring 09/19/18	Morgan Stanley	HKD	3,716	479,000	475,695	3,305	—

A708

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Hungarian Forint,
Expiring 06/20/18	Morgan Stanley	HUF	48,000	$192,037	$190,144	$1,893	$—
Indian Rupee,
Expiring 04/05/18	Morgan Stanley	INR	88,771	1,364,871	1,359,877	4,994	—
Expiring 04/05/18	Morgan Stanley	INR	15,586	238,005	238,764	—	(759)
Expiring 04/06/18	Morgan Stanley	INR	6,846	104,486	104,867	—	(381)
Expiring 04/06/18	Morgan Stanley	INR	715	10,918	10,954	—	(36)
Expiring 04/13/18	Morgan Stanley	INR	71,050	1,090,731	1,087,322	3,409	—
Expiring 04/13/18	Morgan Stanley	INR	15,698	240,128	240,232	—	(104)
Expiring 04/13/18	Morgan Stanley	INR	15,690	241,024	240,108	916	—
Expiring 04/13/18	Morgan Stanley	INR	15,631	238,109	239,205	—	(1,096)
Expiring 04/13/18	Morgan Stanley	INR	15,623	237,935	239,094	—	(1,159)
Expiring 04/27/18	Morgan Stanley	INR	71,050	1,087,309	1,085,423	1,886	—
Expiring 04/27/18	Morgan Stanley	INR	15,622	239,998	238,654	1,344	—
Expiring 04/27/18	Morgan Stanley	INR	14,704	225,946	224,629	1,317	—
Expiring 04/27/18	Morgan Stanley	INR	14,700	227,991	224,565	3,426	—
Expiring 04/27/18	Morgan Stanley	INR	7,562	115,735	115,517	218	—
Expiring 06/20/18	Morgan Stanley	INR	10,000	153,092	151,797	1,295	—
Expiring 06/20/18	Morgan Stanley	INR	2,500	37,879	37,950	—	(71)
Indonesian Rupiah,
Expiring 04/11/18	Morgan Stanley	IDR	17,469,711	1,306,069	1,267,632	38,437	—
Expiring 04/16/18	Morgan Stanley	IDR	5,656,013	421,933	410,251	11,682	—
Expiring 04/16/18	Morgan Stanley	IDR	2,289,591	170,255	166,072	4,183	—
Expiring 06/20/18	Morgan Stanley	IDR	129,150,000	9,291,367	9,317,711	—	(26,344)
Expiring 06/20/18	Morgan Stanley	IDR	1,530,000	110,974	110,384	590	—
Japanese Yen,
Expiring 06/20/18	Morgan Stanley	JPY	1,980,000	18,775,781	18,712,958	62,823	—
Expiring 06/20/18	Morgan Stanley	JPY	52,157	492,687	492,934	—	(247)
Malaysian Ringgit,
Expiring 06/14/18	Morgan Stanley	MYR	313	79,888	80,629	—	(741)
Mexican Peso,
Expiring 06/20/18	Morgan Stanley	MXN	6,275	333,234	340,662	—	(7,428)
Expiring 06/20/18	Morgan Stanley	MXN	4,475	239,944	242,964	—	(3,020)
Expiring 06/20/18	Morgan Stanley	MXN	4,450	238,121	241,620	—	(3,499)
New Taiwanese Dollar,
Expiring 04/17/18	Morgan Stanley	TWD	61,527	2,099,110	2,112,882	—	(13,772)
Expiring 04/17/18	Morgan Stanley	TWD	28,446	976,682	976,851	—	(169)
Expiring 04/17/18	Morgan Stanley	TWD	4,819	166,569	165,486	1,083	—
Expiring 04/27/18	Morgan Stanley	TWD	51,889	1,792,990	1,783,104	9,886	—
Expiring 04/27/18	Morgan Stanley	TWD	8,889	305,998	305,474	524	—
Expiring 04/27/18	Morgan Stanley	TWD	6,986	239,580	240,070	—	(490)
Expiring 04/27/18	Morgan Stanley	TWD	6,960	239,900	239,158	742	—
Expiring 04/27/18	Morgan Stanley	TWD	6,958	240,056	239,102	954	—
Expiring 05/10/18	Morgan Stanley	TWD	45,405	1,563,951	1,561,805	2,146	—
Expiring 05/10/18	Morgan Stanley	TWD	9,545	329,284	328,311	973	—
Expiring 05/10/18	Morgan Stanley	TWD	7,119	243,716	244,874	—	(1,158)
Expiring 05/10/18	Morgan Stanley	TWD	6,947	238,002	238,969	—	(967)
Expiring 05/10/18	Morgan Stanley	TWD	6,932	237,935	238,443	—	(508)
Expiring 05/10/18	Morgan Stanley	TWD	4,954	169,925	170,411	—	(486)
Expiring 06/20/18	Morgan Stanley	TWD	648,600	22,418,084	22,379,280	38,804	—
Norwegian Krone,
Expiring 06/20/18	Morgan Stanley	NOK	2,850	371,954	364,559	7,395	—

A709

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 04/05/18	Morgan Stanley	PEN	2,296	$704,176	$711,472	$—	$(7,296)
Expiring 04/09/18	Morgan Stanley	PEN	2,238	692,863	693,307	—	(444)
Expiring 04/09/18	Morgan Stanley	PEN	242	73,865	74,853	—	(988)
Expiring 04/09/18	Morgan Stanley	PEN	236	73,330	73,204	126	—
Expiring 04/09/18	Morgan Stanley	PEN	233	71,343	72,264	—	(921)
Expiring 04/09/18	Morgan Stanley	PEN	185	57,156	57,154	2	—
Expiring 04/09/18	Morgan Stanley	PEN	118	36,495	36,493	2	—
Philippine Peso,
Expiring 06/20/18	Morgan Stanley	PHP	487,000	9,290,347	9,294,398	—	(4,051)
Russian Ruble,
Expiring 05/17/18	Morgan Stanley	RUB	70,865	1,223,869	1,230,051	—	(6,182)
Expiring 05/17/18	Morgan Stanley	RUB	11,495	201,035	199,524	1,511	—
Expiring 06/20/18	Morgan Stanley	RUB	15,750	273,035	272,377	658	—
Singapore Dollar,
Expiring 06/20/18	Morgan Stanley	SGD	319	243,095	243,539	—	(444)
Expiring 06/20/18	Morgan Stanley	SGD	314	239,923	239,847	76	—
Expiring 06/20/18	Morgan Stanley	SGD	313	238,913	239,394	—	(481)
South African Rand,
Expiring 06/20/18	Morgan Stanley	ZAR	3,959	336,692	330,614	6,078	—
Expiring 06/20/18	Morgan Stanley	ZAR	2,856	242,087	238,493	3,594	—
Expiring 06/20/18	Morgan Stanley	ZAR	2,855	239,049	238,435	614	—
Expiring 06/20/18	Morgan Stanley	ZAR	2,826	239,336	236,017	3,319	—
Expiring 06/20/18	Morgan Stanley	ZAR	1,820	151,580	152,026	—	(446)
South Korean Won,
Expiring 04/05/18	Morgan Stanley	KRW	254,979	235,984	239,272	—	(3,288)
Expiring 04/05/18	Morgan Stanley	KRW	252,150	236,925	236,617	308	—
Expiring 04/05/18	Morgan Stanley	KRW	132,646	122,946	124,475	—	(1,529)
Expiring 04/12/18	Morgan Stanley	KRW	1,583,541	1,460,629	1,486,353	—	(25,724)
Expiring 04/12/18	Morgan Stanley	KRW	382,252	357,602	358,791	—	(1,189)
Expiring 04/12/18	Morgan Stanley	KRW	258,893	242,092	243,004	—	(912)
Expiring 04/16/18	Morgan Stanley	KRW	254,742	237,983	239,140	—	(1,157)
Expiring 04/16/18	Morgan Stanley	KRW	253,821	236,957	238,276	—	(1,319)
Expiring 04/26/18	Morgan Stanley	KRW	257,287	241,007	241,613	—	(606)
Expiring 06/20/18	Morgan Stanley	KRW	10,180,000	9,540,321	9,578,862	—	(38,541)
Swiss Franc,
Expiring 06/20/18	Morgan Stanley	CHF	26,410	28,232,039	27,825,936	406,103	—
Thai Baht,
Expiring 04/12/18	Morgan Stanley	THB	14,765	462,785	472,398	—	(9,613)
Expiring 04/12/18	Morgan Stanley	THB	7,508	238,933	240,221	—	(1,288)
Expiring 04/16/18	Morgan Stanley	THB	7,548	241,098	241,525	—	(427)
Turkish Lira,
Expiring 06/20/18	Morgan Stanley	TRY	3,870	973,584	956,807	16,777	—
Expiring 06/20/18	Morgan Stanley	TRY	1,204	293,653	297,566	—	(3,913)
Expiring 06/20/18	Morgan Stanley	TRY	1,012	248,283	250,213	—	(1,930)
Expiring 06/20/18	Morgan Stanley	TRY	957	240,024	236,636	3,388	—
Expiring 06/20/18	Morgan Stanley	TRY	949	239,093	234,691	4,402	—
Expiring 06/20/18	Morgan Stanley	TRY	879	223,495	217,422	6,073	—
Expiring 06/20/18	Morgan Stanley	TRY	768	190,957	189,982	975	—
Expiring 06/20/18	Morgan Stanley	TRY	575	142,059	142,193	—	(134)
Expiring 06/20/18	Morgan Stanley	TRY	496	124,128	122,721	1,407	—
Expiring 06/20/18	Morgan Stanley	TRY	426	105,751	105,374	377	—

				$170,203,057	$169,655,640	833,053	(285,636)

A710

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
			$	$	$1,590,492	$(2,215,265)

Cross currency exchange contracts outstanding at March 31, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
06/20/18	Buy	CNH	1,518	EUR	193	$2,157	$—	Morgan Stanley
06/20/18	Buy	CNH	1,523	EUR	194	1,736	—	Morgan Stanley
06/20/18	Buy	CZK	6,351	EUR	249	695	—	Morgan Stanley
06/20/18	Buy	CZK	32,893	EUR	1,292	1,532	—	Morgan Stanley
06/20/18	Buy	EUR	76	PLN	320	—	(50)	Morgan Stanley
06/20/18	Buy	EUR	93	HUF	28,849	429	—	Morgan Stanley
06/20/18	Buy	EUR	116	HUF	36,082	588	—	Morgan Stanley
06/20/18	Buy	EUR	193	PLN	818	—	(562)	Morgan Stanley
06/20/18	Buy	EUR	193	HUF	60,274	230	—	Morgan Stanley
06/20/18	Buy	EUR	193	HUF	60,157	761	—	Morgan Stanley
06/20/18	Buy	EUR	197	CZK	5,012	—	(298)	Morgan Stanley
06/20/18	Buy	EUR	199	HUF	62,045	435	—	Morgan Stanley
06/20/18	Buy	EUR	271	HUF	84,360	1,394	—	Morgan Stanley
06/20/18	Buy	HUF	824,562	EUR	2,642	—	(5,162)	Morgan Stanley
06/20/18	Buy	PLN	422	EUR	99	541	—	Morgan Stanley
06/20/18	Buy	PLN	821	EUR	194	—	(45)	Morgan Stanley
06/20/18	Buy	PLN	823	EUR	195	—	(785)	Morgan Stanley
06/20/18	Buy	PLN	841	EUR	198	379	—	Morgan Stanley
06/20/18	Buy	PLN	1,222	EUR	288	981	—	Morgan Stanley
06/20/18	Buy	PLN	26,401	EUR	6,251	—	(15,464)	Morgan Stanley

						$11,858	$(22,366)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	03/20/19	1.000%(Q)	80	0.134%	$(703)	$(202)	$(501)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	80	0.134%	(703)	(213)	(490)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	60	0.134%	(527)	(335)	(192)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	60	0.134%	(527)	(102)	(425)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	50	0.134%	(439)	(170)	(269)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.134%	(351)	(133)	(218)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q)	40	0.134%	(351)	(249)	(102)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.134%	(351)	(301)	(50)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.134%	(351)	(300)	(51)	Citigroup Global Markets

A711

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	03/20/19	1.000%(Q)	40	0.134%	$(351)	$(320)	$(31)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.134%	(351)	(358)	7	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.134%	(351)	(156)	(195)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%(Q)	30	0.134%	(264)	(100)	(164)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%(Q)	20	0.134%	(176)	(68)	(108)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q)	20	0.134%	(176)	(82)	(94)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	20	0.134%	(176)	(67)	(109)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	20	0.134%	(176)	(133)	(43)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	10	0.134%	(88)	(66)	(22)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q)	10	0.134%	(88)	(44)	(44)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	160	0.145%	(1,725)	—	(1,725)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	140	0.145%	(1,510)	(2,155)	645	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	110	0.145%	(1,186)	(747)	(439)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	90	0.145%	(971)	(483)	(488)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	80	0.145%	(863)	(476)	(387)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	70	0.145%	(755)	(214)	(541)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	60	0.145%	(647)	(389)	(258)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	60	0.145%	(647)	(780)	133	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	50	0.145%	(539)	(223)	(316)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	50	0.145%	(539)	(331)	(208)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	50	0.145%	(539)	(352)	(187)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%(Q)	40	0.145%	(431)	(275)	(156)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	40	0.145%	(431)	(98)	(333)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	0.145%	(324)	(196)	(128)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	0.145%	(324)	(292)	(32)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	0.145%	(324)	(326)	2	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	0.145%	(324)	(193)	(131)	Citigroup Global Markets

A712

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/19	1.000%(Q)	20	0.145%	$(216)	$(123)	$(93)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	20	0.145%	(216)	(126)	(90)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%(Q)	10	0.145%	(108)	(57)	(51)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	380	0.327%	(6,907)	641	(7,548)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	340	0.327%	(6,190)	4,107	(10,297)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	320	0.327%	(5,825)	2,808	(8,633)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	300	0.327%	(5,461)	3,754	(9,215)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	260	0.327%	(4,726)	3,106	(7,832)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	240	0.327%	(4,362)	2,932	(7,294)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	200	0.327%	(3,635)	1,318	(4,953)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	200	0.327%	(3,635)	2,426	(6,061)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	170	0.327%	(3,090)	914	(4,004)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	150	0.327%	(2,727)	2,025	(4,752)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	100	0.327%	(1,818)	1,014	(2,832)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	60	0.327%	(1,091)	715	(1,806)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	40	0.327%	(727)	269	(996)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	10	0.327%	(182)	84	(266)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	10	0.327%	(182)	88	(270)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	970	0.376%	(19,163)	11,551	(30,714)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	280	0.376%	(5,532)	1,380	(6,912)	UBS AG
People’s Republic of China	06/20/21	1.000%(Q)	250	0.376%	(4,939)	2,447	(7,386)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	230	0.376%	(4,544)	2,458	(7,002)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	160	0.376%	(3,161)	1,558	(4,719)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	160	0.376%	(3,161)	1,740	(4,901)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	160	0.376%	(3,161)	1,736	(4,897)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	140	0.376%	(2,766)	322	(3,088)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	130	0.376%	(2,568)	1,235	(3,803)	Barclays Capital Group

A713

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/21	1.000%(Q)	130	0.376%	$(2,568)	$472	$(3,040)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	120	0.376%	(2,371)	1,161	(3,532)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	120	0.376%	(2,371)	1,368	(3,739)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	120	0.376%	(2,371)	1,231	(3,602)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	100	0.376%	(1,976)	218	(2,194)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	90	0.376%	(1,778)	—	(1,778)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	80	0.376%	(1,580)	300	(1,880)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	60	0.376%	(1,185)	97	(1,282)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	60	0.376%	(1,185)	566	(1,751)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	50	0.376%	(988)	254	(1,242)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	40	0.376%	(790)	87	(877)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	20	0.376%	(395)	194	(589)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	20	0.376%	(395)	(168)	(227)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	20	0.376%	(395)	102	(497)	JPMorgan Chase
People’s Republic of China	12/20/21	1.000%(Q)	180	0.453%	(3,567)	(122)	(3,445)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%(Q)	40	0.453%	(793)	(144)	(649)	Barclays Capital Group

					$(143,380)	$45,009	$(188,389)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	16,225	$295,587	$273,653	$(21,934)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A714

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	8,384	01/02/20	7.500%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	$12,781	$19,643	$6,862
BRL	2,725	01/02/20	8.050%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	1,481	14,814	13,333
BRL	3,175	01/04/21	8.900%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	4,708	29,932	25,224
BRL	75	01/02/23	9.500%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	529	542	13
EUR	110	06/20/23	0.250%(A)	6 Month EURIBOR(1)(S)	2,029	1,202	(827)
EUR	250	01/19/28	1.537%(A)	6 Month EURIBOR(2)(S)	(1,189)	(383)	806
EUR	250	06/20/28	1.000%(A)	6 Month EURIBOR(1)(S)	4,532	375	(4,157)
HUF	230,965	06/20/20	0.250%(A)	6 Month BUBOR(2)(S)	(1,730)	(1,851)	(121)
HUF	39,680	01/22/28	2.325%(A)	6 Month BUBOR(1)(S)	—	5,305	5,305
HUF	5,940	02/20/28	3.070%(A)	6 Month BUBOR(1)(S)	—	54	54
MXN	5,370	09/25/18	5.190%(M)	28 Day Mexican Interbank Rate(1)(M)	3	4,285	4,282
MXN	36,108	06/17/20	7.650%(M)	28 Day Mexican Interbank Rate(1)(M)	(1,624)	(5,718)	(4,094)
MXN	131,625	06/16/21	7.500%(M)	28 Day Mexican Interbank Rate(2)(M)	(4,464)	24,431	28,895
MXN	2,480	03/09/22	5.500%(M)	28 Day Mexican Interbank Rate(1)(M)	5,554	9,123	3,569
MXN	45,225	06/14/23	7.600%(M)	28 Day Mexican Interbank Rate(2)(M)	6,635	23,883	17,248
MXN	41,770	06/09/27	7.500%(M)	28 Day Mexican Interbank Rate(2)(M)	(23,788)	(19,547)	4,241

A715

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	23,150	06/07/28	7.800%(M)	28 Day Mexican Interbank Rate(1)(M)	$2,301	$(12,213)	$(14,514)
PLN	16,525	06/20/20	2.000%(A)	6 Month WIBOR(2)(S)	5,863	6,781	918
PLN	4,010	03/21/23	2.570%(A)	6 Month WIBOR(1)(S)	54	(11,320)	(11,374)
PLN	420	12/22/27	2.960%(A)	6 Month WIBOR(1)(S)	—	(1,639)	(1,639)
PLN	810	12/27/27	2.958%(A)	6 Month WIBOR(1)(S)	—	(2,377)	(2,377)
	160,390	09/04/19	2.206%(A)	1 Day USOIS(2)(A)	(5,632)	23,089	28,721
	85,610	12/20/19	2.250%(S)	3 Month LIBOR(2)(Q)	96,991	(339,005)	(435,996)
	124,590	11/20/20	2.139%(S)	3 Month LIBOR(2)(Q)	(214,024)	(1,413,655)	(1,199,631)
	54,090	09/05/23	2.852%(S)	3 Month LIBOR(1)(Q)	36,036	(267,682)	(303,718)
	53,120	11/20/23	2.275%(S)	3 Month LIBOR(1)(Q)	109,017	1,200,818	1,091,801
	7,650	02/28/25	2.882%(S)	3 Month LIBOR(1)(Q)	(22,876)	(63,298)	(40,422)
	12,150	12/20/28	2.790%(S)	3 Month LIBOR(1)(Q)	(146,739)	34,443	181,182
ZAR	48,130	03/23/20	7.330%(Q)	3 Month JIBAR(2)(Q)	23,534	38,294	14,760
ZAR	22,900	06/20/20	6.750%(Q)	3 Month JIBAR(2)(Q)	(38)	(2,011)	(1,973)

					$(110,056)	$(703,685)	$(593,629)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CNH	19,010	06/20/20	3.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$14,610	$11,269	$3,341	Morgan Stanley
CNH	11,040	06/20/20	3.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	7,220	7,224	(4)	JPMorgan Chase
CNH	8,950	06/20/20	3.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	6,880	5,390	1,490	Morgan Stanley
CNH	4,050	06/20/20	3.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	3,113	1,016	2,097	Citigroup Global Markets
COP	423,180	04/15/19	5.110%(Q)	90 Day Colombian Interbank rate(1)(Q)	(1,431)	—	(1,431)	Credit Suisse First Boston Corp.
COP	224,740	04/22/19	5.190%(Q)	1 Day COOIS(1)(Q)	(959)	—	(959)	JPMorgan Chase
COP	2,681,175	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	1,730	1,743	(13)	Deutsche Bank AG
COP	569,450	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	66	98	(32)	Morgan Stanley

A716

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
COP	566,700	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	$721	$219	$502	Morgan Stanley
INR	160,260	06/20/20	6.500%(S)	6 Month MIBOR(1)(S)	(1,027)	(1,027)	—	Morgan Stanley
INR	72,270	06/20/20	6.500%(S)	6 Month MIBOR(1)(S)	(336)	(893)	557	Citigroup Global Markets
INR	72,220	06/20/20	6.500%(S)	6 Month MIBOR(1)(S)	136	2	134	Deutsche Bank AG
KRW	1,191,330	06/20/20	2.250%(Q)	3 Month KWCDC(1)(Q)	(3,792)	(2,650)	(1,142)	Deutsche Bank AG
TWD	74,020	03/21/20	0.750%(Q)	3 Month TAIBOR(2)(Q)	(538)	(3,125)	2,587	Deutsche Bank AG
TWD	65,460	03/21/20	0.750%(Q)	3 Month TAIBOR(2)(Q)	(106)	(2,416)	2,310	Citigroup Global Markets
TWD	48,850	03/21/20	0.750%(Q)	3 Month TAIBOR(2)(Q)	(80)	(2,038)	1,958	Citigroup Global Markets
TWD	25,820	03/21/20	0.750%(Q)	3 Month TAIBOR(2)(Q)	(42)	(986)	944	Citigroup Global Markets
TWD	18,070	03/21/20	0.750%(Q)	3 Month TAIBOR(2)(Q)	(42)	(806)	764	Citigroup Global Markets

					$26,123	$13,020	$13,103

Cash and foreign currency of $2,718,801 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$477,831,639	$576,665,778	$299,195
Preferred Stocks	2,899,412	3,466,562	—
Rights	—	4,647	184
Unaffiliated Exchange Traded Funds	83,020,077	—	—
Unaffiliated Funds	2,245,358	173,654	—
Warrants	3,713	—	—
Asset-Backed Securities
Automobiles	—	11,581,281	—
Collateralized Loan Obligations	—	148,457,836	—
Credit Cards	—	11,645,095	—
Student Loans	—	79,600,349	—
Bank Loans	—	56,832,006	4,182,492
Corporate Bonds	—	349,754,483	—
Sovereign Bonds	—	73,432,475	—
Municipal Bonds	—	9,151,304	—
Residential Mortgage-Backed Securities	—	6,314,140	—
U.S. Government Agency Obligations	—	262,833,476	—
U.S. Treasury Obligations	—	343,824,275	—

A717

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Affiliated Mutual Funds	$520,035,135	$—	$—
Commercial Paper	—	166,896,515	—
Foreign Treasury Obligation	—	635,015	—
Options Purchased	6,800	—	—
Options Written	(744,998)	—	—
Other Financial Instruments*
Forward Commitment Contracts	—	(13,084,271)	—
Futures Contracts	(15,083,441)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(624,773)	—
OTC Cross Currency Exchange Contracts	—	(10,508)	—
OTC Credit Default Swap Agreements	—	(143,380)	—
Centrally Cleared Credit Default Swap Agreements	—	(21,934)	—
Centrally Cleared Interest Rate Swap Agreements	—	(593,629)	—
OTC Interest Rate Swap Agreements	—	26,123	—

Total	$1,070,213,695	$2,086,816,519	$4,481,871

*	Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A718

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%

COMMON STOCKS
Aerospace & Defense — 2.7%
Harris Corp.	46,648	$ 7,523,389
HEICO Corp.(a)	96,920	8,413,625
HEICO Corp. (Class A Stock)	49,674	3,524,370
L3 Technologies, Inc.	92,679	19,277,232

		38,738,616

Auto Components — 0.5%
Aptiv PLC	75,709	6,432,994

Banks — 2.7%
Eagle Bancorp, Inc.*	189,989	11,370,842
First Republic Bank	297,740	27,573,701

		38,944,543

Beverages — 2.5%
Brown-Forman Corp. (Class B Stock)(a)	256,339	13,944,842
Monster Beverage Corp.*	383,806	21,957,541

		35,902,383

Biotechnology — 4.4%
Agios Pharmaceuticals, Inc.*(a)	62,003	5,070,605
Alkermes PLC*(a)	299,996	17,387,768
Bluebird Bio, Inc.*(a)	16,143	2,756,417
Exelixis, Inc.*	427,235	9,463,255
Incyte Corp.*	108,342	9,028,139
Neurocrine Biosciences, Inc.*(a)	127,531	10,576,146
Seattle Genetics, Inc.*(a)	159,773	8,362,519

		62,644,849

Building Products — 0.9%
Fortune Brands Home & Security, Inc.	211,986	12,483,856

Capital Markets — 5.8%
Affiliated Managers Group, Inc.	52,381	9,930,391
Lazard Ltd. (Class A Stock)	510,838	26,849,645
MSCI, Inc.	132,491	19,803,430
Northern Trust Corp.	247,657	25,540,866

		82,124,332

Chemicals — 3.3%
Ashland Global Holdings, Inc.	189,923	13,254,726
Sherwin-Williams Co. (The)	30,153	11,823,594
Valvoline, Inc.	1,011,500	22,384,495

		47,462,815

Containers & Packaging — 1.4%
Avery Dennison Corp.	184,850	19,640,313

Distributors — 0.7%
LKQ Corp.*	260,675	9,892,616

Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.*	234,960	23,430,211

Electrical Equipment — 2.9%
Hubbell, Inc.	125,312	15,260,495
Sensata Technologies Holding PLC*(a)	516,780	26,784,707

		42,045,202

Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp. (Class A Stock)	470,441	40,519,083

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) — 1.7%
SBA Communications Corp.*	137,974	$ 23,582,516

Health Care Equipment & Supplies — 4.2%
ABIOMED, Inc.*	33,573	9,769,407
Cooper Cos., Inc. (The)	29,501	6,750,124
Edwards Lifesciences Corp.*	215,249	30,031,540
Nevro Corp.*(a)	150,505	13,044,268

		59,595,339

Hotels, Restaurants & Leisure — 6.0%
Choice Hotels International, Inc.	164,636	13,195,575
Domino’s Pizza, Inc.	18,525	4,326,699
Dunkin’ Brands Group, Inc.(a)	530,657	31,674,916
Hilton Worldwide Holdings, Inc.	280,908	22,124,314
Yum! Brands, Inc.	174,263	14,835,009

		86,156,513

Industrial Conglomerates — 3.0%
Roper Technologies, Inc.	153,899	43,197,910

Internet Software & Services — 2.0%
GoDaddy, Inc. (Class A Stock)*	320,720	19,698,622
IAC/InterActiveCorp*	52,310	8,180,238

		27,878,860

IT Services — 9.7%
Black Knight, Inc.*	504,997	23,785,359
Fidelity National Information Services, Inc.	266,481	25,662,120
Fiserv, Inc.*	363,071	25,890,593
Global Payments, Inc.	316,398	35,284,706
Square, Inc. (Class A Stock)*	125,281	6,163,825
Total System Services, Inc.	254,279	21,934,107

		138,720,710

Life Sciences Tools & Services — 5.5%
Agilent Technologies, Inc.	405,958	27,158,590
Illumina, Inc.*	120,161	28,408,464
Mettler-Toledo International, Inc.*	22,141	12,731,739
PRA Health Sciences, Inc.*	116,175	9,637,878

		77,936,671

Machinery — 8.1%
Fortive Corp.	317,065	24,578,879
IDEX Corp.	106,124	15,123,731
John Bean Technologies Corp.	131,055	14,861,637
Middleby Corp. (The)*(a)	258,325	31,978,052
Welbilt, Inc.*	245,402	4,773,069
Xylem, Inc.	313,802	24,137,650

		115,453,018

Multiline Retail — 0.8%
Dollar Tree, Inc.*	112,343	10,661,351

Oil, Gas & Consumable Fuels — 2.6%
Concho Resources, Inc.*	91,504	13,755,796
Diamondback Energy, Inc.*	114,217	14,450,735
RSP Permian, Inc.*	186,260	8,731,869

		36,938,400

Pharmaceuticals — 2.6%
Zoetis, Inc.	447,598	37,378,910

A719

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 0.7%
Old Dominion Freight Line, Inc.	70,425	$ 10,350,362

Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	245,925	22,411,145
Lam Research Corp.	146,197	29,701,383
Marvell Technology Group Ltd. (Bermuda)(a)	804,294	16,890,174
Maxim Integrated Products, Inc.	94,811	5,709,518
Xilinx, Inc.	107,774	7,785,594

		82,497,814

Software — 6.7%
Autodesk, Inc.*	151,375	19,009,673
Intuit, Inc.	149,200	25,863,820
Proofpoint, Inc.*	53,543	6,085,162
Red Hat, Inc.*(a)	123,237	18,425,164
ServiceNow, Inc.*	87,979	14,556,126
Splunk, Inc.*	122,275	12,030,637

		95,970,582

Specialty Retail — 2.8%
Five Below, Inc.*	167,214	12,263,475
Hudson Ltd. (United Kingdom) (Class A Stock)*(a)	181,307	2,884,594
Ross Stores, Inc.	319,543	24,917,963

		40,066,032

Textiles, Apparel & Luxury Goods — 2.5%
PVH Corp.	159,381	24,135,065
Skechers U.S.A., Inc. (Class A Stock)*	305,750	11,890,618

		36,025,683

TOTAL LONG-TERM INVESTMENTS (cost $1,082,327,128)		1,382,672,484

	Shares	Value
SHORT-TERM INVESTMENTS — 16.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	54,606,030	$ 54,606,030
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $173,752,964; includes $173,507,704 of cash collateral for securities on loan)(b)(w)	173,754,530	173,737,155

TOTAL SHORT-TERM INVESTMENTS
(cost $228,358,994)		228,343,185

TOTAL INVESTMENTS — 112.9%
(cost $1,310,686,122)		1,611,015,669
Liabilities in excess of other assets — (12.9)%		(184,042,825)

NET ASSETS — 100.0%		$ 1,426,972,844

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $171,259,933; cash collateral of $173,507,704 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A720

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$38,738,616	$—	$—
Auto Components	6,432,994	—	—
Banks	38,944,543	—	—
Beverages	35,902,383	—	—
Biotechnology	62,644,849	—	—
Building Products	12,483,856	—	—
Capital Markets	82,124,332	—	—
Chemicals	47,462,815	—	—
Containers & Packaging	19,640,313	—	—
Distributors	9,892,616	—	—
Diversified Consumer Services	23,430,211	—	—
Electrical Equipment	42,045,202	—	—
Electronic Equipment, Instruments & Components	40,519,083	—	—
Equity Real Estate Investment Trusts (REITs)	23,582,516	—	—
Health Care Equipment & Supplies	59,595,339	—	—
Hotels, Restaurants & Leisure	86,156,513	—	—
Industrial Conglomerates	43,197,910	—	—
Internet Software & Services	27,878,860	—	—
IT Services	138,720,710	—	—
Life Sciences Tools & Services	77,936,671	—	—
Machinery	115,453,018	—	—
Multiline Retail	10,661,351	—	—
Oil, Gas & Consumable Fuels	36,938,400	—	—
Pharmaceuticals	37,378,910	—	—
Road & Rail	10,350,362	—	—
Semiconductors & Semiconductor Equipment	82,497,814	—	—
Software	95,970,582	—	—
Specialty Retail	40,066,032	—	—
Textiles, Apparel & Luxury Goods	36,025,683	—	—
Affiliated Mutual Funds	228,343,185	—	—

Total	$1,611,015,669	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A721

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 67.8%

ASSET-BACKED SECURITIES — 31.9%
Collateralized Loan Obligations — 18.7%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 3 Month LIBOR + 1.420%, 144A
3.193%(c)	05/01/26	4,757	$ 4,757,527
Apidos CLO (Cayman Islands),
Series 2012-10A, Class A, 3 Month LIBOR + 1.420%, 144A
3.187%(c)	10/30/22	235	234,718
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
2.982%(c)	07/16/29	1,500	1,507,172
CFIP CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.320%, 144A
3.042%(c)	07/13/29	2,200	2,213,244
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
2.972%(c)	07/15/26	1,550	1,549,603
Series 2015-1A, Class A2, 3 Month LIBOR + 1.530%, 144A
3.252%(c)	07/15/27	5,850	5,855,493
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A, 3 Month LIBOR + 1.390%, 144A
3.135%(c)	07/25/27	4,000	4,001,651
Jamestown CLO Ltd. (Cayman Islands),
Series 2015-6A, Class A1AR, 3 Month LIBOR + 1.150%, 144A
3.035%(c)	02/20/27	1,550	1,549,841
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 3 Month LIBOR + 0.750%, 144A
2.706%(c)	04/15/29	2,300	2,294,938
Magnetite Ltd. (Cayman Islands),
Series 16A, Class AR, 3 Month LIBOR + 0.800%, 144A
2.578%(c)	01/18/28	3,450	3,450,737
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-19A, Class A1R, 3 Month LIBOR + 1.050%, 144A
2.772%(c)	07/15/27	1,550	1,549,972
OCP CLO Ltd. (Cayman Islands),
Series 2015-10A, Class A1R, 3 Month LIBOR + 0.820%, 144A
2.572%(c)	10/26/27	1,550	1,549,489
Series 2015-8A, Class A1R, 3 Month LIBOR + 0.850%, 144A
2.581%(c)	04/17/27	1,550	1,550,219
Series 2015-9A, Class A1R, 3 Month LIBOR + 0.800%, 144A
2.522%(c)	07/15/27	1,550	1,550,846
Octagon Investment Partners 24 Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A
2.792%(c)	05/21/27	3,150	3,151,446
OFSI Fund Ltd. (Cayman Islands),

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-7A, Class AR, 3 Month LIBOR + 0.900%, 144A
2.634%(c)	10/18/26	3,600	$ 3,600,151
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 0.740%, 144A
2.462%(c)	10/15/25	1,435	1,434,642
Saranac CLO Ltd. (United Kingdom),
Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.230%, 144A
3.115%(c)	11/20/29	1,550	1,555,888
TCW CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A
3.040%(c)	07/29/29	1,500	1,504,653
TICP CLO Ltd. (Cayman Islands),
Series 2018-10A, Class A, 3 Month LIBOR + 1.000%, 144A
3.000%(c)	04/20/31	1,500	1,500,000
Trinitas CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.180%, 144A
2.902%(c)	07/15/26	7,400	7,412,761
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 3 Month LIBOR + 1.220%, 144A
2.942%(c)	10/15/29	2,100	2,109,272
WhiteHorse Ltd. (Cayman Islands),
Series 2014-9A, Class AR, 3 Month LIBOR + 1.160%, 144A
2.891%(c)	07/17/26	1,800	1,802,985
			57,687,248
Home Equity Loans — 0.6%
Soundview Home Loan Trust,
Series 2006-OPT3, Class 2A4, 1 Month LIBOR + 0.250%
2.122%(c)	06/25/36	1,850	1,710,781

Residential Mortgage-Backed Securities — 1.5%
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2
3.794%	12/25/35	90	89,173
Series 2005-CB8, Class AF3
3.794%	12/25/35	700	689,980
Lehman XS Trust,
Series 2007-3, Class 1BA2, 6 Month LIBOR + 0.500%
2.711%(c)	03/25/37	1,330	1,290,651
Saxon Asset Securities Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.480%
2.341%(c)	11/25/35	2,311	2,303,002
VOLT XXV LLC,
Series 2015-NPL8, Class A1, 144A
3.500%	06/26/45	319	319,150
			4,691,956

Student Loans — 11.1%
Academic Loan Funding Trust,
Series 2012-1A, Class A2, 1 Month LIBOR + 1.100%, 144A
2.972%(c)	12/27/44	1,584	1,583,234
Access Group, Inc.,

A722

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
2.572%(c)	07/25/56	952	$ 952,479
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.350%, 144A
3.222%(c)	07/26/66	1,257	1,273,268
Series 2018-1A, Class A, 1 Month LIBOR + 0.750%, 144A
2.533%(c)	02/27/68	3,150	3,149,431
EFS Volunteer LLC,
Series 2012-1, Class A2, 1 Month LIBOR + 1.350%, 144A
3.222%(c)	03/25/36	1,550	1,577,290
Series 2012-1, Class A3, 1 Month LIBOR + 1.000%, 144A
2.872%(c)	04/25/33	950	963,277
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
2.872%(c)	07/20/43	850	862,724
Navient Student Loan Trust,
Series 2016-5A, Class A, 1 Month LIBOR + 1.250%, 144A
3.122%(c)	06/25/65	2,725	2,792,350
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.022%(c)	03/25/66	1,293	1,314,107
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
2.922%(c)	12/27/66	2,372	2,404,188
Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A
2.672%(c)	07/26/66	2,927	2,946,024
Nelnet Student Loan Trust,
Series 2005-4, Class A3, 3 Month LIBOR + 0.130%
1.788%(c)	06/22/26	86	86,311
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
2.370%(c)	08/23/36	1,500	1,472,012
Northstar Education Finance, Inc.,
Series 2007-1, Class A1, 3 Month LIBOR + 0.100%
1.414%(c)	04/28/30	272	270,255
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.022%(c)	09/25/65	1,343	1,364,533
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
2.510%(c)	10/28/41	684	683,706
SLM Student Loan Trust,
Series 2003-14, Class A5, 3 Month LIBOR + 0.230%
1.975%(c)	01/25/23	116	116,456
Series 2003-7A, Class A5A, 3 Month LIBOR + 1.200%, 144A
3.325%(c)	12/15/33	1,113	1,129,669
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
2.375%(c)	01/25/40	750	750,563
Series 2005-5, Class A4, 3 Month LIBOR + 0.140%
1.885%(c)	10/25/28	2,150	2,140,296
Series 2006-10, Class A5A, 3 Month LIBOR + 0.100%
1.845%(c)	04/25/27	1,055	1,053,191
Series 2008-2, Class A3, 3 Month LIBOR + 0.750%
2.495%(c)	04/25/23	478	475,993
Series 2008-3, Class A3, 3 Month LIBOR + 1.000%
2.745%(c)	10/25/21	612	616,632
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
3.395%(c)	07/25/22	1,324	1,354,066
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
3.445%(c)	07/25/23	1,164	1,194,318

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
Series 2008-6, Class A4, 3 Month LIBOR + 1.100%
2.845%(c)	07/25/23	828	$ 833,536
Series 2008-8, Class A4, 3 Month LIBOR + 1.500%
3.245%(c)	04/25/23	500	512,278
Wachovia Student Loan Trust,
Series 2005-1, Class A5, 3 Month LIBOR + 0.130%
1.875%(c)	01/26/26	159	158,573

			34,030,760

TOTAL ASSET-BACKED SECURITIES
(cost $96,645,246)			98,120,745
BANK LOANS — 1.2%
Aerospace & Defense — 0.2%
Avolon TLB Borrower 1 (US) LLC,
Initial Term B-2 Loan, 1 Month LIBOR + 2.250%
8.500%(c)	03/20/22	522	522,672

Electronic Equipment, Instruments & Components — 0.2%
EnergySolutions LLC,
New Term Loan, 1 Month LIBOR + 4.750%
8.319%(c)	05/29/20	531	536,524

Food Products — 0.1%
Shearer’s Foods LLC,
Term Loan (Second Lien), 3 Month LIBOR + 6.750%^
6.450%(c)	06/30/22	425	393,125

Media — 0.2%
Getty Images, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.833%(c)	10/18/19	640	612,091

Oil, Gas & Consumable Fuels — 0.0%
Murray Energy Corporation,
Term B-2 Loan Non-PIK, 3 Month LIBOR + 7.250%^
8.443%(c)	04/16/20	206	171,198

Software — 0.0%
MA Financeco LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
5.461%(c)	06/21/24	39	38,606

Technology — 0.3%
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
8.943%(c)	06/21/24	261	260,719
SS&C Technologies,
Term Loan
— %(p)	02/27/25	150	150,576
— %(p)	02/28/25	420	422,097
			833,392

Telecommunications — 0.2%
Charter Communications Operating, LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.319%	04/30/25	298	299,411
Windstream Services LLC,
New Tranche B-6 Term Loan, 1 Month LIBOR + 4.000%
3.751%	03/29/21	290	276,887
			576,298

TOTAL BANK LOANS
(cost $3,691,359)			3,683,906

A723

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Bancorp Commercial Mortgage (The),
Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A
2.627%(c)	01/15/33	925	$ 924,771
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.786%(cc)	04/10/28	450	447,820
Citigroup Commercial Mortgage Trust,
Series 2015-SSHP, Class D, 1 Month LIBOR + 3.050%, 144A
4.827%(c)	09/15/27	300	301,028
CSMC LLC,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	400	357,099
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class E, 1 Month LIBOR + 3.850%, 144A
5.627%(c)	10/15/29	350	349,999
TPG Real Estate Finance 2018-FL-1 Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class A, 1 Month LIBOR + 0.750%, 144A
2.536%(c)	02/15/35	800	799,727

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $3,202,000)			3,180,444

CONVERTIBLE BOND — 0.0%
Oil & Gas — 0.0%
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	50	47,062
(cost $43,984)

CORPORATE BONDS — 11.5%
Airlines — 0.1%
Continental Airlines 2012-3, Class C, Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18	400	400,000

Banks — 1.8%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.000%	12/31/99	400	402,152
Bank of America Corp.,
Jr. Sub. Notes
8.125%	12/29/49	825	828,300
CIT Group, Inc.,
Sr. Unsec’d. Notes(a)
4.125%	03/09/21	400	402,000
Credit Suisse AG/New York NY (Switzerland),
Certificate of Deposit, 3 Month LIBOR + 0.320%
2.377%(c)	03/08/19	1,500	1,501,359
JPMorgan Chase Bank NA,
Unsec’d. Notes, EMTN, 144A
15.899%(s)	02/07/19	EGP 12,675	628,638
18.667%(s)	05/17/18	EGP 8,450	466,446
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
7.000%	07/01/19	476	$ 485,520
SMFG Preferred Capital USD 3 Ltd. (Japan),
Jr. Sub. Notes
9.500%	12/31/49	749	765,289

			5,479,704

Computers — 0.1%
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	370	369,186

Diversified Financial Services — 1.4%
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN, 144A
18.602%(s)	05/10/18	EGP 31,100	1,734,346
Gtd. Notes, MTN, 144A
16.909%(s)	11/01/18	EGP 8,000	409,084
18.098%(s)	05/03/18	EGP 32,820	1,836,447
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	08/01/18	200	201,000
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18	100	100,850

			4,281,727

Electric — 0.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	250	252,450
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	266	270,655

			523,105

Healthcare-Services — 0.1%
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19	200	200,760
6.500%	02/15/20	150	157,313

			358,073

Insurance — 0.2%
Chubb Corp. (The),
Gtd. Notes, 3 Month LIBOR + 2.250%
3.972%(c)	03/29/67	650	649,805

Iron/Steel — 0.1%
ABJA Investment Co. Pte Ltd. (India),
Gtd. Notes
5.950%	07/31/24	200	202,889

Media — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	450	445,500
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	150	158,156
DISH DBS Corp.,
Gtd. Notes(a)
5.875%	07/15/22	250	239,063

A724

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Meredith Corp.,
Sr. Unsec’d. Notes, 144A(a)
6.875%	02/01/26	115	$ 118,019

			960,738

Mining — 0.1%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23	300	296,250

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes, MTN
8.500%	04/06/18	MXN 5,000	275,008

Oil & Gas — 2.1%
Carrizo Oil & Gas, Inc.,
Gtd. Notes(a)
7.500%	09/15/20	536	544,040
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, MTN
7.288%	08/16/37	330	389,028
Laredo Petroleum, Inc.,
Gtd. Notes(a)
5.625%	01/15/22	225	223,313
Petrobras Global Finance BV (Brazil),
Gtd. Notes
7.375%	01/17/27	1,030	1,116,005
8.750%	05/23/26	50	58,768
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%(d)	04/12/27	2,720	745,008
6.000%	10/28/22	10,960	2,411,200
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
5.125%	03/15/23	EUR 210	294,053
Reliance Holdings USA, Inc. (India),
Gtd. Notes
5.400%	02/14/22	250	264,160
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27	550	519,212

			6,564,787

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25	200	201,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes
5.750%	10/15/20	145	147,183

			348,183

Pharmaceuticals — 1.6%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25	2,675	2,693,858
4.300%	03/25/28	1,775	1,782,563
Valeant Pharmaceuticals International, Inc.,
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
6.500%	03/15/22	200	$ 206,500
7.000%	03/15/24	225	234,563

			4,917,484

Pipelines — 0.7%
DCP Midstream Operating LP,
Gtd. Notes(a)
2.700%	04/01/19	300	297,000
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 3.710%
5.481%(c)	08/01/66	964	966,467
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	375	357,432
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(a)
4.125%	11/15/19	450	451,125

			2,072,024

Real Estate — 0.5%
China Evergrande Group (China),
Sr. Sec’d. Notes
8.750%	06/28/25	820	817,785
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
9.375%	06/30/24	600	558,365

			1,376,150

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	200	202,000

Software — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	300	297,465
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22	260	288,621

			586,086

Telecommunications — 1.7%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN 8,510	452,402
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	150	145,125
Sr. Unsec’d. Notes(a)
8.125%	10/01/18	650	656,630
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	100	92,500
7.500%	04/01/21	550	498,094
Gtd. Notes, 144A
9.750%	07/15/25	100	93,375
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22	100	96,380

A725

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18	300	$ 309,375
Sr. Unsec’d. Notes
7.000%	08/15/20	450	468,000
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	300	292,500
7.625%	03/01/26	150	146,355
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33	200	217,000
7.200%	07/18/36	150	175,875
7.721%	06/04/38	350	427,945
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A(a)
5.000%	01/20/26	800	677,696
Windstream Services LLC/Windstream Finance Corp.,
Sr. Sec’d. Notes, 144A(a)
8.625%	10/31/25	669	618,825

			5,368,077

TOTAL CORPORATE BONDS (cost $36,611,561)			35,231,276

MUNICIPAL BONDS — 1.1%
Illinois — 0.3%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	600	562,398
General Obligation Unlimited, BABS
7.350%	07/01/35	165	180,093

			742,491
Puerto Rico — 0.8%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited(d)
5.000%	07/01/34	15	6,713
5.125%	07/01/31	75	33,563
5.250%	07/01/27	25	11,188
5.500%	07/01/26	15	6,488
5.500%	07/01/32	45	20,138
5.500%	07/01/39	110	47,575
5.625%	07/01/32	35	15,138
5.750%	07/01/41	80	34,600
5.875%	07/01/36	40	17,900
6.000%	07/01/34	35	15,138
6.000%	07/01/39	330	147,675
8.000%	07/01/35	1,055	448,375
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds(d)
4.850%	08/01/36	15	8,250
5.000%	08/01/21	15	8,775
5.000%	08/01/40	295	172,575
5.000%	08/01/43	825	193,875
5.000%	08/01/46	175	102,375
5.250%	08/01/40	360	210,600
5.250%	08/01/57	120	72,600
5.375%	08/01/38	170	39,950

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Puerto Rico (cont’d.)
5.375%	08/01/39	105	$ 24,675
5.500%	08/01/28	50	11,750
5.750%	08/01/37	125	29,375
5.750%	08/01/57	80	48,000
6.000%	08/01/31	240	144,000
6.000%	08/01/32	40	24,000
6.000%	08/01/38	80	48,000
6.050%	08/01/36	410	246,000
6.050%	08/01/37	40	24,000
6.050%	08/01/39	15	9,000
6.130%	08/01/28	15	9,000
6.130%	08/01/29	115	69,000
6.130%	08/01/30	50	30,000
6.130%	08/01/37	50	30,000
6.130%	08/01/38	85	51,000
6.500%	08/01/44	20	4,700
6.750%	08/01/32	360	84,600

			2,500,591

TOTAL MUNICIPAL BONDS (cost $3,919,828)			3,243,082

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.0%
Alternative Loan Trust,
Series 2006-HY11, Class A1, 1 Month LIBOR + 0.120%
1.992%(c)	06/25/36	1,144	1,036,576
BCAP LLC Trust,
Series 2007-AA1, Class 2A1, 1 Month LIBOR + 0.180%
2.052%(c)	03/25/37	1,578	1,511,231
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2007-OA3, Class A1, 1 Month LIBOR + 0.140%
2.012%(c)	07/25/47	1,223	1,156,264
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.122%(c)	01/25/29	250	282,957
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR + 5.950%
4.079%(c)	12/25/40	249	30,750
Series 2011-124, Class SC, IO, 1 Month LIBOR + 6.550%
4.679%(c)	12/25/41	882	138,161
Series 2012-5, Class SA, IO, 1 Month LIBOR + 5.950%
4.079%(c)	02/25/42	853	121,909
Series 2012-88, Class SB, IO, 1 Month LIBOR + 6.670%
4.799%(c)	07/25/42	493	82,477
Series 2013-96, Class SY, IO, 1 Month LIBOR + 6.150%
4.279%(c)	07/25/42	739	105,608
Series 2013-130, Class SN, IO, 1 Month LIBOR + 6.650%
4.779%(c)	10/25/42	974	151,625
Series 2014-6, Class SA, IO, 1 Month LIBOR + 6.600%
4.729%(c)	02/25/44	925	140,552
Series 2014-19, Class MS, IO, 1 Month LIBOR + 6.600%
4.729%(c)	11/25/39	748	62,066
Series 2015-20, Class ES, IO, 1 Month LIBOR + 6.150%
4.279%(c)	04/25/45	685	108,457
Series 2015-22, Class DS, IO, 1 Month LIBOR + 6.200%
4.329%(c)	04/25/45	663	109,206
Series 2015-34, Class LS, IO, 1 Month LIBOR + 6.100%
4.229%(c)	06/25/45	1,280	196,132

A726

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-79, Class SA, IO, 1 Month LIBOR + 6.250%
4.379%(c)	11/25/45	879	$ 115,323
Series 2015-79, Class SE, IO, 1 Month LIBOR + 6.250%
4.379%(c)	11/25/45	522	67,096
Series 2016-1, Class SJ, IO, 1 Month LIBOR + 6.150%
4.279%(c)	02/25/46	1,409	271,379
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR + 6.050%
4.273%(c)	11/15/38	306	16,581
Series 3852, Class SW, IO, 1 Month LIBOR + 6.000%
4.223%(c)	05/15/41	837	112,020
Series 4314, Class SE, IO, 1 Month LIBOR + 6.050%
4.273%(c)	03/15/44	1,621	260,570
Series 4431, Class ST, IO, 1 Month LIBOR + 6.100%
4.323%(c)	01/15/45	1,423	232,932
Series 4468, Class SY, IO, 1 Month LIBOR + 6.100%
4.323%(c)	05/15/45	636	99,169
Series 4473, Class AS, IO, 1 Month LIBOR + 5.600%
3.823%(c)	05/15/45	1,312	160,972
Series 4583, Class ST, IO, 1 Month LIBOR + 6.000%
4.223%(c)	05/15/46	2,871	489,931
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	894	77,992
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.172%(c)	10/25/27	440	489,799
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
6.672%(c)	05/25/28	325	379,864
Series 2016-DNA2, Class M3, 1 Month LIBOR + 4.650%
6.522%(c)	10/25/28	400	459,197
Series 2016-DNA3, Class M3, 1 Month LIBOR + 5.000%
6.872%(c)	12/25/28	300	349,495
Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%
5.672%(c)	03/25/29	400	446,927
Government National Mortgage Assoc.,
Series 2015-126, Class IM, IO
4.000%	09/20/45	1,345	226,897
Series 2015-126, Class IQ, IO
4.000%	09/20/45	1,266	213,550
Series 2010-9, Class XD, IO, 1 Month LIBOR + 6.600%
4.814%(c)	01/16/40	1,726	279,837
Series 2010-9, Class YD, IO, 1 Month LIBOR + 6.800%
5.014%(c)	01/16/40	676	111,810
Series 2010-20, Class SE, IO, 1 Month LIBOR + 6.250%
4.428%(c)	02/20/40	1,187	179,323
Series 2010-37, Class SG, IO, 1 Month LIBOR + 5.700%
3.878%(c)	03/20/40	711	97,343
Series 2010-101, Class S, IO, 1 Month LIBOR + 6.000%
4.178%(c)	08/20/40	1,907	271,419
Series 2011-50, Class PS, IO, 1 Month LIBOR + 6.100%
4.278%(c)	02/20/41	1,207	147,821
Series 2012-149, Class MS, IO, 1 Month LIBOR + 6.250%
4.428%(c)	12/20/42	718	104,735
Series 2013-113, Class SA, IO, 1 Month LIBOR + 6.700%
4.878%(c)	08/20/43	930	158,408
Series 2013-167, Class SG, IO, 1 Month LIBOR + 6.150%
4.328%(c)	11/20/43	489	76,627

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-56, Class ST, IO, 1 Month LIBOR + 6.100%
4.314%(c)	12/16/39	1,465	$ 193,376
Series 2014-132, Class SL, IO, 1 Month LIBOR + 6.100%
4.278%(c)	10/20/43	1,345	178,698
Series 2014-180, Class PI, IO
4.000%	08/20/44	514	92,804
Series 2014-188, Class IB, IO
4.000%	12/20/44	911	143,141
Series 2015-57, Class AS, IO, 1 Month LIBOR + 5.600%
3.778%(c)	04/20/45	3,586	449,599
Series 2015-64, Class SG, IO, 1 Month LIBOR + 5.600%
3.778%(c)	05/20/45	1,838	237,344
Series 2015-95, Class GI, IO
4.500%	07/16/45	1,465	297,545
Series 2015-110, Class MS, IO, 1 Month LIBOR + 5.710%
3.888%(c)	08/20/45	3,525	455,656
Series 2015-111, Class IM, IO
4.000%	08/20/45	1,822	293,284
Series 2015-111, Class IW, IO
4.000%	06/20/45	608	92,874
Series 2015-111, Class SM, IO, 1 Month LIBOR + 6.200%
4.378%(c)	08/20/45	513	69,266
Series 2015-112, Class SB, IO, 1 Month LIBOR + 5.740%
3.918%(c)	08/20/45	959	117,969
Series 2015-126, Class HS, IO, 1 Month LIBOR + 6.200%
4.378%(c)	09/20/45	980	135,296
Series 2015-129, Class IC, IO
4.500%	09/16/45	450	85,494
Series 2015-144, Class QS, IO, 1 Month LIBOR + 5.700%
3.878%(c)	10/20/45	434	47,610
Series 2015-159, Class HS, IO, 1 Month LIBOR + 6.200%
4.378%(c)	11/20/45	816	115,895
Series 2015-167, Class AS, IO, 1 Month LIBOR + 6.250%
4.428%(c)	11/20/45	800	116,402
Series 2015-168, Class SD, IO, 1 Month LIBOR + 6.200%
4.378%(c)	11/20/45	709	106,843
Series 2016-1, Class ST, IO, 1 Month LIBOR + 6.200%
4.378%(c)	01/20/46	507	74,003
Series 2016-6, Class SB, IO, 1 Month LIBOR + 5.650%
3.828%(c)	01/20/46	1,480	186,235
Series 2016-27, Class IA, IO
4.000%	06/20/45	1,405	206,363
Series 2016-88, Class S, IO, 1 Month LIBOR + 6.200%
4.378%(c)	01/20/46	1,213	186,681
GreenPoint MTA Trust,
Series 2005-AR1, Class A2, 1 Month LIBOR + 0.440%
2.312%(c)	06/25/45	745	709,615
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.032%(c)	03/25/37	1,276	1,157,725
Lehman XS Trust,
Series 2005-7N, Class 1A1A, 1 Month LIBOR + 0.270%
2.142%(c)	12/25/35	1,529	1,518,565
Magnolia Finance XI DAC (Ireland),
Series 2015-1HWA, Class A, 3 Month Euribor + 2.750%, 144A^
2.750%(c)	04/20/20	EUR 1,303	1,594,914

A727

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Station Place Securitization Trust,
Series 2015-2, Class A, 1 Month LIBOR + 1.050%, 144A^
2.815%(c)	05/15/18		600	$ 600,000
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.283%(c)	08/25/46		1,126	1,051,797

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $23,101,947)				21,645,982

SOVEREIGN BONDS — 7.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(cc)	12/31/38	EUR	100	85,024
2.500%(cc)	12/31/38		180	119,520
3.375%	01/15/23	EUR	980	1,192,819
5.250%	01/15/28	EUR	820	983,746
6.250%	11/09/47	EUR	150	170,854
6.875%	01/11/48		2,090	1,907,125
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		540	497,610
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/27	BRL	1,954	608,216
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
9.625%	06/02/27		420	449,693
9.650%	12/13/26		730	770,149
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		320	308,063
9.625%	06/02/27		510	546,057
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
5.875%	01/15/24		640	703,231
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/18/24	EUR	490	621,009
3.850%	07/18/27		1,670	1,636,752
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/25	JPY	487,600	4,847,625
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	12,673	682,689
8.000%	11/07/47	MXN	104	5,951
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	3,827	214,929
8.000%	12/07/23	MXN	3,885	221,372
8.500%	11/18/38	MXN	1,673	100,549
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes
6.250%	03/31/36	ZAR	5,780	379,810
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	1,770	115,482
7.000%	02/28/31	ZAR	14,640	1,097,934
8.000%	01/31/30	ZAR	3,250	267,055
8.250%	03/31/32	ZAR	15,125	1,253,941
8.750%	01/31/44	ZAR	16,970	1,409,149

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
8.875%	02/28/35	ZAR	3,120	$ 267,244
9.000%	01/31/40	ZAR	445	38,002
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	12/09/20		230	66,010
TOTAL SOVEREIGN BONDS (cost $20,611,058)				21,567,610

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal National Mortgage Assoc.
6.000%	05/01/34		829	930,220
6.000%	08/01/36		213	239,191
6.000%	09/01/36		226	252,620
6.000%	10/01/36		151	169,489
6.000%	04/01/37		66	74,405
6.000%	05/01/37		20	22,528
6.000%	12/01/37		524	587,229
6.000%	01/01/38		77	88,494
6.000%	01/01/40		74	84,484
6.000%	06/01/40		417	467,636
6.000%	06/01/40		169	189,778
6.000%	05/01/41		47	52,764
6.000%	06/01/41		213	239,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $3,383,337)				3,398,152

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
3.000%	05/15/47		80	80,391
3.625%	02/15/44		2,300	2,577,168
U.S. Treasury Notes
1.625%	03/15/20		1,000	987,227
2.125%	09/30/24		13,000	12,579,023

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,494,716)				16,223,809

			Shares
COMMON STOCK — 0.7%
Oil, Gas & Consumable Fuels
Blue Ridge Mountain Resources, Inc.*^
(cost $2,334,460)			234,725	2,042,108

TOTAL LONG-TERM INVESTMENTS (cost $210,039,496)				208,384,176

SHORT-TERM INVESTMENTS — 29.4%

AFFILIATED MUTUAL FUNDS — 7.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			20,615,229	20,615,229

Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $3,579,872; includes $3,575,433 of cash collateral for securities on loan)(b)(w)			3,579,935	3,579,577

TOTAL AFFILIATED MUTUAL FUNDS

A728

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
(cost $24,195,101)		$ 24,194,806

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS — 9.5%
Japan Treasury Discount Bills
0.180%(s)	06/25/18	JPY	206,750	1,943,660
0.219%(s)	05/14/18	JPY	683,350	6,423,336
1.000%(s)	05/01/18	JPY	324,700	3,051,933
1.000%(s)	05/07/18	JPY	1,913,150	17,982,621

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $29,320,236)				29,401,550

COMMERCIAL PAPER(n) — 11.7%
China Construction Bank Corp.
2.719%	06/22/18		3,000	2,980,748
Dominion Energy, Inc.
2.195%	04/17/18		2,000	1,997,746
2.698%	06/22/18		496	493,087
E.I. Du Pont De Nemours and Co.
1.945%	04/03/18		2,000	1,999,426
Eastman Chemical Co.
2.284%	04/11/18		1,500	1,498,872
Electricite de France
1.945%	04/03/18		2,000	1,999,441
2.325%	04/27/18		1,361	1,358,516
Ford Motor Credit Co.
2.860%	02/20/19		2,000	1,947,684
HP, Inc.
2.556%	04/27/18		872	870,670
2.768%	06/13/18		2,000	1,991,564
LMA-Americas LLC
2.318%	07/11/18		2,000	1,986,000
Macquarie Bank Ltd.
2.030%	05/18/18		2,000	1,994,322
Marriott International, Inc.
1.955%	04/02/18		2,000	1,999,555
2.507%	05/04/18		1,024	1,021,647
Mondelez International, Inc.
2.385%	04/20/18		2,000	1,997,353
Omnicom Capital, Inc.
2.475%	05/04/18		451	449,964
Overseas-Chinese Banking Corp.
2.200%	06/14/18		3,000	2,999,942
Potash Corp. of Saskatchewan, Inc.
2.582%	05/31/18		723	719,984
2.838%	06/15/18		784	779,831
Sempra Global
2.769%	06/20/18		827	822,277
Southern Co. (The)
2.769%	06/21/18		721	716,824
Suncor Energy, Inc.
2.617%	06/18/18		1,500	1,491,671
VW Credit, Inc.
2.718%	06/27/18		1,951	1,938,416

TOTAL COMMERCIAL PAPER (cost $36,059,612)				36,055,540

Value
OPTIONS PURCHASED~* — 0.3%
TOTAL OPTION PURCHASED (cost $668,296)	$887,984

TOTAL SHORT-TERM INVESTMENTS (cost $90,243,245)	90,539,880

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.2%
(cost $300,282,741)	298,924,056

OPTIONS WRITTEN~* — (0.3)%
TOTAL OPTIONS WRITTEN (premiums received $647,363)	(725,469)

TOTAL INVESTMENTS NET OF OPTIONS WRITTEN — 96.9%
(cost $299,635,378)	298,198,587
Other assets in excess of liabilities(z)—3.1%	9,386,903

NET ASSETS — 100.0%	$307,585,490

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,801,345 and 1.6% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,503,027; cash collateral of $3,575,433 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

A729

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Option Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1 Year Euro Dollar Midcurve Futures	Put	06/15/18	$98.00	73	183	$124,100

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 03/30/22	Put	Citigroup Global Markets	03/26/20	2.45%	3 Month LIBOR(Q)	2.45%(S)	15,900	$ 72,641
2- Year Interest Rate Swap, 04/01/22	Put	JPMorgan Chase	03/30/20	2.35%	3 Month LIBOR(Q)	2.35%(S)	15,500	61,545
10- Year Interest Rate Swap, 01/25/29	Put	Citigroup Global Markets	01/23/19	2.45%	3 Month LIBOR(Q)	2.45%(S)	11,300	97,013
10- Year Interest Rate Swap, 01/29/29	Put	Citigroup Global Markets	01/25/19	2.40%	3 Month LIBOR(Q)	2.40%(S)	7,400	56,375
10- Year Interest Rate Swap, 02/15/29	Put	Citigroup Global Markets	02/13/19	2.75%	3 Month LIBOR(Q)	2.75%(S)	9,200	230,551
10- Year Interest Rate Swap, 03/06/29	Put	Bank of America	03/04/19	2.75%	3 Month LIBOR(Q)	2.75%(S)	5,000	129,160
10- Year Interest Rate Swap, 03/08/29	Put	JPMorgan Chase	03/06/19	2.75%	3 Month LIBOR(Q)	2.75%(S)	4,500	116,599

								$ 763,884

Total Options Purchased								$ 887,984

Options Written: OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 03/30/30	Put	Citigroup Global Markets	03/26/20	2.53%	2.53%(S)	3 Month LIBOR(Q)	3,500	$ (73,447)
10- Year Interest Rate Swap, 04/01/30	Put	JPMorgan Chase	03/30/20	2.45%	2.45%(S)	3 Month LIBOR(Q)	3,400	(63,953)
30- Year Interest Rate Swap, 01/25/49	Put	Citigroup Global Markets	01/23/19	2.50%	2.50%(S)	3 Month LIBOR(Q)	5,000	(98,943)
30- Year Interest Rate Swap, 01/29/49	Put	Citigroup Global Markets	01/25/19	2.45%	2.45%(S)	3 Month LIBOR(Q)	3,300	(57,117)
30- Year Interest Rate Swap, 02/15/49	Put	Citigroup Global Markets	02/13/19	2.80%	2.80%(S)	3 Month LIBOR(Q)	4,100	(209,126)
30- Year Interest Rate Swap, 03/06/49	Put	Bank of America	03/04/19	2.80%	2.80%(S)	3 Month LIBOR(Q)	2,200	(116,328)
30- Year Interest Rate Swap, 03/08/49	Put	JPMorgan Chase	03/06/19	2.79%	2.79%(S)	3 Month LIBOR(Q)	2,000	(106,555)

Total Options Written								$(725,469)

A730

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Jun. 2018	$2,763,922	$1,304
14	10 Year Euro-Bund	Jun. 2018	2,746,392	2,584
615	10 Year U.S. Treasury Notes	Jun. 2018	74,501,484	546,599

				550,487

Short Positions:
2	90 Day Euro Dollar	Dec. 2018	487,525	2,927
429	90 Day Euro Dollar	Dec. 2019	104,263,088	(745)
1,568	5 Year U.S. Treasury Notes	Jun. 2018	179,474,751	(644,051)
2	10 Year Japanese Bonds	Jun. 2018	2,835,393	(3,383)
3	10 Year U.S. Ultra Treasury Notes	Jun. 2018	389,578	(5,604)
145	20 Year U.S. Treasury Bonds	Jun. 2018	21,260,625	(494,014)
20	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	3,209,375	(37,969)
17	Euro-BTP Italian Government Bond	Jun. 2018	2,903,163	(6,656)

				(1,189,495)

				$(639,008)

Cash and foreign currency of $1,266,995 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/04/18	Morgan Stanley	ARS	23,232	$1,209,668	$1,150,254	$—	$(59,414)
Expiring 04/04/18	Morgan Stanley	ARS	18,252	926,979	903,709	—	(23,270)
Expiring 04/04/18	Morgan Stanley	ARS	11,977	616,105	593,013	—	(23,092)
Expiring 04/04/18	Morgan Stanley	ARS	8,223	405,746	407,112	1,366	—
Expiring 04/09/18	Morgan Stanley	ARS	26,110	1,284,599	1,289,336	4,737	—
Expiring 04/09/18	Morgan Stanley	ARS	25,000	1,230,005	1,234,540	4,535	—
Expiring 04/09/18	Morgan Stanley	ARS	9,209	442,756	454,774	12,018	—
Expiring 04/12/18	Morgan Stanley	ARS	23,111	1,111,315	1,139,460	28,145	—
Expiring 04/12/18	Morgan Stanley	ARS	13,611	668,680	671,076	2,396	—
Expiring 04/16/18	Morgan Stanley	ARS	11,686	567,298	574,974	7,676	—
Expiring 04/16/18	Morgan Stanley	ARS	10,224	503,280	503,032	—	(248)
Expiring 04/20/18	Morgan Stanley	ARS	16,544	792,334	812,265	19,931	—
Expiring 05/02/18	Morgan Stanley	ARS	16,180	787,749	789,401	1,652	—
Expiring 05/02/18	Morgan Stanley	ARS	4,179	203,178	203,902	724	—
Expiring 05/07/18	Morgan Stanley	ARS	36,644	1,760,874	1,782,978	22,104	—
Expiring 05/11/18	Morgan Stanley	ARS	10,051	482,882	488,016	5,134	—
Expiring 05/14/18	Morgan Stanley	ARS	9,785	467,711	474,353	6,642	—
Expiring 05/17/18	Morgan Stanley	ARS	8,498	405,709	411,265	5,556	—
Expiring 05/24/18	Morgan Stanley	ARS	6,559	313,610	316,271	2,661	—
Expiring 05/31/18	Morgan Stanley	ARS	19,751	940,987	948,714	7,727	—
Expiring 07/03/18	Morgan Stanley	ARS	61,683	2,915,785	2,908,270	—	(7,515)
Australian Dollar,
Expiring 06/20/18	Morgan Stanley	AUD	5,487	4,286,469	4,215,511	—	(70,958)
Expiring 06/20/18	Morgan Stanley	AUD	1,592	1,257,331	1,223,209	—	(34,122)
Expiring 06/20/18	Morgan Stanley	AUD	835	641,312	641,251	—	(61)
Expiring 06/20/18	Morgan Stanley	AUD	811	629,732	623,299	—	(6,433)
Expiring 06/20/18	Morgan Stanley	AUD	811	627,141	623,136	—	(4,005)

A731

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/20/18	Morgan Stanley	AUD	808	$622,356	$620,911	$—	$ (1,445)
Expiring 06/20/18	Morgan Stanley	AUD	807	624,315	619,865	—	(4,450)
Expiring 06/20/18	Morgan Stanley	AUD	803	630,030	616,965	—	(13,065)
Expiring 06/20/18	Morgan Stanley	AUD	799	630,422	613,680	—	(16,742)
Expiring 06/20/18	Morgan Stanley	AUD	795	628,663	610,845	—	(17,818)
Expiring 06/20/18	Morgan Stanley	AUD	795	621,398	610,670	—	(10,728)
Expiring 06/20/18	Morgan Stanley	AUD	795	620,509	610,487	—	(10,022)
Expiring 06/20/18	Morgan Stanley	AUD	645	494,704	495,689	985	—
Expiring 06/20/18	Morgan Stanley	AUD	570	449,103	438,073	—	(11,030)
Expiring 06/20/18	Morgan Stanley	AUD	387	296,721	297,068	347	—
Expiring 06/20/18	Morgan Stanley	AUD	355	273,454	272,779	—	(675)
Expiring 06/20/18	Morgan Stanley	AUD	234	181,024	179,954	—	(1,070)
Brazilian Real,
Expiring 04/03/18	Morgan Stanley	BRL	6,641	2,045,584	2,010,756	—	(34,828)
Expiring 04/03/18	Morgan Stanley	BRL	4,759	1,504,576	1,440,921	—	(63,655)
Expiring 04/03/18	Morgan Stanley	BRL	4,049	1,252,067	1,225,897	—	(26,170)
Expiring 04/03/18	Morgan Stanley	BRL	2,058	626,006	623,223	—	(2,783)
Expiring 04/03/18	Morgan Stanley	BRL	2,058	632,784	623,104	—	(9,680)
Expiring 04/03/18	Morgan Stanley	BRL	2,041	626,000	618,081	—	(7,919)
Expiring 04/03/18	Morgan Stanley	BRL	2,039	625,893	617,217	—	(8,676)
Expiring 04/03/18	Morgan Stanley	BRL	2,033	626,160	615,400	—	(10,760)
Expiring 04/03/18	Morgan Stanley	BRL	2,024	626,036	612,678	—	(13,358)
Expiring 04/03/18	Morgan Stanley	BRL	2,016	616,964	610,489	—	(6,475)
Expiring 04/03/18	Morgan Stanley	BRL	2,012	617,066	609,026	—	(8,040)
Expiring 05/03/18	Morgan Stanley	BRL	26,970	8,080,686	8,145,912	65,226	—
Expiring 05/03/18	Morgan Stanley	BRL	4,739	1,454,663	1,431,300	—	(23,363)
Expiring 05/03/18	Morgan Stanley	BRL	2,343	701,725	707,506	5,781	—
British Pound,
Expiring 05/25/18	Morgan Stanley	GBP	1,470	2,037,537	2,066,574	29,037	—
Expiring 06/20/18	Morgan Stanley	GBP	2,861	3,991,335	4,027,795	36,460	—
Expiring 06/20/18	Morgan Stanley	GBP	1,791	2,511,487	2,521,427	9,940	—
Expiring 06/20/18	Morgan Stanley	GBP	878	1,246,279	1,236,572	—	(9,707)
Expiring 06/20/18	Morgan Stanley	GBP	812	1,135,937	1,143,903	7,966	—
Expiring 06/20/18	Morgan Stanley	GBP	466	660,359	655,650	—	(4,709)
Expiring 06/20/18	Morgan Stanley	GBP	450	636,945	632,862	—	(4,083)
Expiring 06/20/18	Morgan Stanley	GBP	446	631,256	628,117	—	(3,139)
Expiring 06/20/18	Morgan Stanley	GBP	439	618,722	618,138	—	(584)
Expiring 06/20/18	Morgan Stanley	GBP	341	476,533	479,627	3,094	—
Expiring 06/20/18	Morgan Stanley	GBP	233	322,596	327,571	4,975	—
Expiring 06/20/18	Morgan Stanley	GBP	218	306,017	306,874	857	—
Canadian Dollar,
Expiring 06/20/18	Morgan Stanley	CAD	7,528	5,839,785	5,852,626	12,841	—
Expiring 06/20/18	Morgan Stanley	CAD	2,183	1,685,455	1,696,762	11,307	—
Expiring 06/20/18	Morgan Stanley	CAD	1,613	1,250,037	1,254,028	3,991	—
Expiring 06/20/18	Morgan Stanley	CAD	1,597	1,245,924	1,241,540	—	(4,384)
Expiring 06/20/18	Morgan Stanley	CAD	837	648,728	650,953	2,225	—
Expiring 06/20/18	Morgan Stanley	CAD	816	626,162	634,076	7,914	—
Expiring 06/20/18	Morgan Stanley	CAD	809	625,827	628,587	2,760	—
Expiring 06/20/18	Morgan Stanley	CAD	808	625,749	627,796	2,047	—
Expiring 06/20/18	Morgan Stanley	CAD	807	626,093	627,372	1,279	—
Expiring 06/20/18	Morgan Stanley	CAD	807	625,424	627,110	1,686	—
Expiring 06/20/18	Morgan Stanley	CAD	807	625,840	627,086	1,246	—

A732

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/20/18	Morgan Stanley	CAD	806	$625,122	$626,896	$1,774	$—
Expiring 06/20/18	Morgan Stanley	CAD	806	625,038	626,315	1,277	—
Expiring 06/20/18	Morgan Stanley	CAD	805	626,024	625,583	—	(441)
Expiring 06/20/18	Morgan Stanley	CAD	804	623,838	625,233	1,395	—
Expiring 06/20/18	Morgan Stanley	CAD	803	625,800	624,245	—	(1,555)
Expiring 06/20/18	Morgan Stanley	CAD	803	624,762	624,154	—	(608)
Expiring 06/20/18	Morgan Stanley	CAD	802	623,949	623,378	—	(571)
Expiring 06/20/18	Morgan Stanley	CAD	801	623,398	622,399	—	(999)
Expiring 06/20/18	Morgan Stanley	CAD	384	298,354	298,191	—	(163)
Expiring 06/20/18	Morgan Stanley	CAD	328	250,661	254,940	4,279	—
Chilean Peso,
Expiring 04/20/18	Morgan Stanley	CLP	825,303	1,369,684	1,366,788	—	(2,896)
Expiring 04/27/18	Morgan Stanley	CLP	639,766	1,053,113	1,059,560	6,447	—
Expiring 04/27/18	Morgan Stanley	CLP	378,986	623,127	627,664	4,537	—
Chinese Renminbi,
Expiring 04/02/18	Morgan Stanley	CNH	18,507	2,908,596	2,950,467	41,871	—
Expiring 04/16/18	Morgan Stanley	CNH	13,604	2,148,493	2,167,250	18,757	—
Expiring 04/16/18	Morgan Stanley	CNH	8,708	1,376,601	1,387,365	10,764	—
Expiring 04/16/18	Morgan Stanley	CNH	4,856	766,345	773,585	7,240	—
Expiring 06/20/18	Morgan Stanley	CNH	29,583	4,640,313	4,698,300	57,987	—
Expiring 06/20/18	Morgan Stanley	CNH	7,960	1,251,774	1,264,200	12,426	—
Expiring 06/20/18	Morgan Stanley	CNH	5,260	827,628	835,303	7,675	—
Expiring 06/20/18	Morgan Stanley	CNH	4,320	681,489	686,112	4,623	—
Expiring 06/20/18	Morgan Stanley	CNH	4,059	640,636	644,562	3,926	—
Expiring 06/20/18	Morgan Stanley	CNH	3,983	624,932	632,585	7,653	—
Expiring 06/20/18	Morgan Stanley	CNH	3,971	625,840	630,729	4,889	—
Colombian Peso,
Expiring 04/20/18	Morgan Stanley	COP	1,936,003	678,644	692,706	14,062	—
Expiring 04/20/18	Morgan Stanley	COP	1,066,766	375,754	381,691	5,937	—
Expiring 04/20/18	Morgan Stanley	COP	484,027	169,700	173,186	3,486	—
Expiring 04/27/18	Morgan Stanley	COP	2,153,200	754,450	770,352	15,902	—
Expiring 04/27/18	Morgan Stanley	COP	700,342	247,139	250,562	3,423	—
Euro,
Expiring 06/20/18	Morgan Stanley	EUR	2,520	3,152,614	3,119,957	—	(32,657)
Expiring 06/20/18	Morgan Stanley	EUR	2,027	2,521,100	2,509,304	—	(11,796)
Expiring 06/20/18	Morgan Stanley	EUR	1,016	1,262,857	1,258,053	—	(4,804)
Expiring 06/20/18	Morgan Stanley	EUR	1,003	1,253,977	1,242,420	—	(11,557)
Expiring 06/20/18	Morgan Stanley	EUR	519	644,444	643,011	—	(1,433)
Expiring 06/20/18	Morgan Stanley	EUR	514	639,737	636,027	—	(3,710)
Expiring 06/20/18	Morgan Stanley	EUR	509	630,719	629,873	—	(846)
Expiring 06/20/18	Morgan Stanley	EUR	509	629,882	629,807	—	(75)
Expiring 06/20/18	Morgan Stanley	EUR	508	633,966	629,429	—	(4,537)
Expiring 06/20/18	Morgan Stanley	EUR	507	627,766	628,041	275	—
Expiring 06/20/18	Morgan Stanley	EUR	506	625,942	626,452	510	—
Expiring 06/20/18	Morgan Stanley	EUR	506	627,929	626,210	—	(1,719)
Expiring 06/20/18	Morgan Stanley	EUR	504	626,136	624,187	—	(1,949)
Expiring 06/20/18	Morgan Stanley	EUR	504	628,513	623,889	—	(4,624)
Expiring 06/20/18	Morgan Stanley	EUR	455	564,605	563,198	—	(1,407)
Hong Kong Dollar,
Expiring 06/20/18	Morgan Stanley	HKD	5,978	765,082	763,841	—	(1,241)
Expiring 06/20/18	Morgan Stanley	HKD	4,884	624,989	624,042	—	(947)
Expiring 09/19/18	Morgan Stanley	HKD	35,201	4,503,949	4,506,470	2,521	—

A733

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee,
Expiring 04/05/18	Morgan Stanley	INR	116,976	$1,826,610	$1,791,944	$—	$ (34,666)
Expiring 04/05/18	Morgan Stanley	INR	111,632	1,733,954	1,710,078	—	(23,876)
Expiring 04/06/18	Morgan Stanley	INR	20,057	307,769	307,217	—	(552)
Expiring 04/13/18	Morgan Stanley	INR	81,734	1,252,241	1,250,819	—	(1,422)
Expiring 04/13/18	Morgan Stanley	INR	68,103	1,043,825	1,042,220	—	(1,605)
Expiring 04/13/18	Morgan Stanley	INR	40,915	626,075	626,146	71	—
Expiring 04/13/18	Morgan Stanley	INR	40,859	626,109	625,293	—	(816)
Expiring 04/13/18	Morgan Stanley	INR	40,857	626,151	625,259	—	(892)
Expiring 04/13/18	Morgan Stanley	INR	40,848	626,029	625,127	—	(902)
Expiring 04/13/18	Morgan Stanley	INR	40,816	626,101	624,624	—	(1,477)
Expiring 04/13/18	Morgan Stanley	INR	40,803	625,199	624,432	—	(767)
Expiring 04/13/18	Morgan Stanley	INR	40,759	625,860	623,754	—	(2,106)
Expiring 04/13/18	Morgan Stanley	INR	37,629	578,054	575,863	—	(2,191)
Expiring 04/13/18	Morgan Stanley	INR	33,429	512,187	511,576	—	(611)
Expiring 04/16/18	Morgan Stanley	INR	70,025	1,076,932	1,071,237	—	(5,695)
Expiring 04/16/18	Morgan Stanley	INR	17,902	274,816	273,863	—	(953)
Expiring 04/27/18	Morgan Stanley	INR	298,060	4,645,568	4,553,412	—	(92,156)
Expiring 04/27/18	Morgan Stanley	INR	188,136	2,885,305	2,874,130	—	(11,175)
Expiring 04/27/18	Morgan Stanley	INR	87,202	1,339,406	1,332,172	—	(7,234)
Expiring 06/20/18	Morgan Stanley	INR	49,768	757,619	755,465	—	(2,154)
Indonesian Rupiah,
Expiring 04/09/18	Morgan Stanley	IDR	8,620,929	626,011	625,646	—	(365)
Expiring 04/11/18	Morgan Stanley	IDR	47,646,688	3,523,381	3,457,326	—	(66,055)
Expiring 04/11/18	Morgan Stanley	IDR	46,114,758	3,369,238	3,346,167	—	(23,071)
Expiring 04/11/18	Morgan Stanley	IDR	8,328,509	624,443	604,331	—	(20,112)
Expiring 04/16/18	Morgan Stanley	IDR	41,174,466	3,061,754	2,986,535	—	(75,219)
Expiring 04/16/18	Morgan Stanley	IDR	16,687,410	1,253,797	1,210,399	—	(43,398)
Expiring 04/16/18	Morgan Stanley	IDR	10,225,930	746,309	741,724	—	(4,585)
Expiring 04/16/18	Morgan Stanley	IDR	5,811,530	433,438	421,532	—	(11,906)
Expiring 04/26/18	Morgan Stanley	IDR	110,611,559	8,017,654	8,016,860	—	(794)
Expiring 04/26/18	Morgan Stanley	IDR	8,817,223	640,645	639,052	—	(1,593)
Expiring 04/26/18	Morgan Stanley	IDR	8,573,585	623,856	621,393	—	(2,463)
Japanese Yen,
Expiring 05/18/18	Morgan Stanley	JPY	34,819	327,472	328,300	828	—
Expiring 05/18/18	Morgan Stanley	JPY	23,171	218,781	218,469	—	(312)
Expiring 06/20/18	Morgan Stanley	JPY	131,660	1,252,000	1,244,318	—	(7,682)
Expiring 06/20/18	Morgan Stanley	JPY	130,516	1,242,711	1,233,507	—	(9,204)
Expiring 06/20/18	Morgan Stanley	JPY	67,518	641,755	638,116	—	(3,639)
Expiring 06/20/18	Morgan Stanley	JPY	66,117	626,115	624,869	—	(1,246)
Expiring 06/20/18	Morgan Stanley	JPY	66,068	624,339	624,409	70	—
Expiring 06/20/18	Morgan Stanley	JPY	66,066	623,940	624,389	449	—
Expiring 06/20/18	Morgan Stanley	JPY	65,689	624,896	620,829	—	(4,067)
Expiring 06/20/18	Morgan Stanley	JPY	65,597	624,208	619,957	—	(4,251)
Expiring 06/20/18	Morgan Stanley	JPY	65,554	623,702	619,553	—	(4,149)
Mexican Peso,
Expiring 06/20/18	Morgan Stanley	MXN	29,063	1,546,495	1,577,860	31,365	—
Expiring 06/20/18	Morgan Stanley	MXN	12,958	682,181	703,489	21,308	—
Expiring 06/20/18	Morgan Stanley	MXN	11,746	623,092	637,718	14,626	—
Expiring 06/20/18	Morgan Stanley	MXN	4,784	252,753	259,716	6,963	—
New Taiwanese Dollar,
Expiring 04/16/18	Morgan Stanley	TWD	31,421	1,076,932	1,078,947	2,015	—
Expiring 04/17/18	Morgan Stanley	TWD	25,998	890,939	892,776	1,837	—

A734

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 04/17/18	Morgan Stanley	TWD	21,127	$729,529	$725,522	$—	$(4,007)
Expiring 04/27/18	Morgan Stanley	TWD	54,508	1,883,486	1,873,101	—	(10,385)
Expiring 04/27/18	Morgan Stanley	TWD	36,095	1,247,023	1,240,369	—	(6,654)
Expiring 05/10/18	Morgan Stanley	TWD	46,658	1,602,977	1,604,912	1,935	—
Expiring 05/10/18	Morgan Stanley	TWD	30,378	1,043,825	1,044,942	1,117	—
Expiring 05/10/18	Morgan Stanley	TWD	18,217	625,943	626,626	683	—
Expiring 05/10/18	Morgan Stanley	TWD	18,212	626,104	626,429	325	—
Expiring 05/10/18	Morgan Stanley	TWD	18,209	626,018	626,343	325	—
Expiring 05/10/18	Morgan Stanley	TWD	18,206	626,063	626,237	174	—
Expiring 05/10/18	Morgan Stanley	TWD	18,165	626,040	624,836	—	(1,204)
Expiring 05/10/18	Morgan Stanley	TWD	18,111	624,965	622,968	—	(1,997)
Expiring 05/10/18	Morgan Stanley	TWD	18,037	623,911	620,436	—	(3,475)
Expiring 05/10/18	Morgan Stanley	TWD	18,032	624,137	620,249	—	(3,888)
New Zealand Dollar,
Expiring 06/20/18	Morgan Stanley	NZD	1,741	1,263,618	1,258,119	—	(5,499)
Expiring 06/20/18	Morgan Stanley	NZD	1,717	1,260,638	1,240,615	—	(20,023)
Expiring 06/20/18	Morgan Stanley	NZD	1,717	1,246,355	1,240,369	—	(5,986)
Expiring 06/20/18	Morgan Stanley	NZD	919	669,456	663,755	—	(5,701)
Expiring 06/20/18	Morgan Stanley	NZD	861	627,421	622,372	—	(5,049)
Expiring 06/20/18	Morgan Stanley	NZD	857	624,839	619,252	—	(5,587)
Expiring 06/20/18	Morgan Stanley	NZD	347	248,493	250,366	1,873	—
Expiring 06/20/18	Morgan Stanley	NZD	346	249,616	250,108	492	—
Expiring 06/20/18	Morgan Stanley	NZD	341	249,557	246,436	—	(3,121)
Peruvian Nuevo Sol,
Expiring 04/05/18	Morgan Stanley	PEN	3,258	996,152	1,009,622	13,470	—
Expiring 04/09/18	Morgan Stanley	PEN	3,258	1,008,580	1,009,476	896	—
Expiring 04/09/18	Morgan Stanley	PEN	2,039	625,834	631,784	5,950	—
Philippine Peso,
Expiring 06/06/18	Morgan Stanley	PHP	39,610	755,268	756,473	1,205	—
Russian Ruble,
Expiring 05/17/18	Morgan Stanley	RUB	369,043	6,440,993	6,405,720	—	(35,273)
Singapore Dollar,
Expiring 06/20/18	Morgan Stanley	SGD	1,837	1,401,208	1,403,758	2,550	—
Expiring 06/20/18	Morgan Stanley	SGD	1,413	1,077,626	1,079,449	1,823	—
Expiring 06/20/18	Morgan Stanley	SGD	1,149	878,366	877,763	—	(603)
Expiring 06/20/18	Morgan Stanley	SGD	918	702,319	701,747	—	(572)
Expiring 06/20/18	Morgan Stanley	SGD	461	352,930	352,454	—	(476)
South African Rand,
Expiring 06/20/18	Morgan Stanley	ZAR	141,492	11,812,367	11,816,553	4,186	—
Expiring 06/20/18	Morgan Stanley	ZAR	7,499	625,765	626,293	528	—
Expiring 06/20/18	Morgan Stanley	ZAR	7,494	624,752	625,881	1,129	—
Expiring 06/20/18	Morgan Stanley	ZAR	7,462	623,708	623,176	—	(532)
Expiring 06/20/18	Morgan Stanley	ZAR	7,412	618,831	618,996	165	—
South Korean Won,
Expiring 04/05/18	Morgan Stanley	KRW	1,024,149	957,865	961,062	3,197	—
Expiring 04/05/18	Morgan Stanley	KRW	668,695	618,017	627,503	9,486	—
Expiring 04/09/18	Morgan Stanley	KRW	335,155	313,043	314,553	1,510	—
Expiring 04/09/18	Morgan Stanley	KRW	335,128	313,043	314,528	1,485	—
Expiring 04/12/18	Morgan Stanley	KRW	1,110,212	1,043,825	1,042,074	—	(1,751)
Expiring 04/12/18	Morgan Stanley	KRW	910,722	850,109	854,827	4,718	—
Expiring 04/12/18	Morgan Stanley	KRW	712,139	661,286	668,432	7,146	—
Expiring 04/12/18	Morgan Stanley	KRW	671,417	624,742	630,209	5,467	—

A735

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/12/18	Morgan Stanley	KRW	670,624	$626,259	$629,465	$3,206	$—
Expiring 04/12/18	Morgan Stanley	KRW	669,447	626,266	628,361	2,095	—
Expiring 04/12/18	Morgan Stanley	KRW	666,647	625,977	625,732	—	(245)
Expiring 04/12/18	Morgan Stanley	KRW	568,580	526,628	533,683	7,055	—
Expiring 04/12/18	Morgan Stanley	KRW	426,363	401,098	400,196	—	(902)
Expiring 04/12/18	Morgan Stanley	KRW	296,153	276,676	277,977	1,301	—
Expiring 04/12/18	Morgan Stanley	KRW	267,432	250,049	251,019	970	—
Expiring 04/16/18	Morgan Stanley	KRW	1,144,854	1,076,932	1,074,738	—	(2,194)
Expiring 04/26/18	Morgan Stanley	KRW	672,238	624,830	631,284	6,454	—
Expiring 04/26/18	Morgan Stanley	KRW	668,597	624,730	627,865	3,135	—
Expiring 04/26/18	Morgan Stanley	KRW	564,666	524,222	530,266	6,044	—
Expiring 04/27/18	Morgan Stanley	KRW	709,717	658,565	666,503	7,938	—
Expiring 04/27/18	Morgan Stanley	KRW	94,406	87,372	88,657	1,285	—
Swedish Krona,
Expiring 06/20/18	Morgan Stanley	SEK	3,108	378,261	374,562	—	(3,699)
Expiring 06/20/18	Morgan Stanley	SEK	2,064	252,199	248,782	—	(3,417)
Thai Baht,
Expiring 04/12/18	Morgan Stanley	THB	38,428	1,226,059	1,229,481	3,422	—
Turkish Lira,
Expiring 06/20/18	Morgan Stanley	TRY	2,559	638,991	632,614	—	(6,377)
Expiring 06/20/18	Morgan Stanley	TRY	2,533	623,213	626,373	3,160	—
Expiring 06/20/18	Morgan Stanley	TRY	2,388	610,267	590,416	—	(19,851)
Expiring 06/20/18	Morgan Stanley	TRY	425	107,488	105,083	—	(2,405)

				$249,544,954	$249,045,745	786,036	(1,285,245)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/04/18	Morgan Stanley	ARS	61,683	$3,056,661	$3,054,088	$2,573	$ —
Expiring 04/09/18	Morgan Stanley	ARS	9,209	442,756	454,774	—	(12,018)
Expiring 04/09/18	Morgan Stanley	ARS	5,825	284,063	287,635	—	(3,572)
Australian Dollar,
Expiring 06/20/18	Morgan Stanley	AUD	879	677,842	675,490	2,352	—
Expiring 06/20/18	Morgan Stanley	AUD	799	629,040	613,598	15,442	—
Brazilian Real,
Expiring 04/03/18	Morgan Stanley	BRL	26,970	8,102,778	8,165,870	—	(63,092)
Expiring 04/03/18	Morgan Stanley	BRL	7,498	2,371,270	2,270,193	101,077	—
Expiring 04/03/18	Morgan Stanley	BRL	2,417	739,910	731,681	8,229	—
Expiring 04/03/18	Morgan Stanley	BRL	2,343	703,654	709,240	—	(5,586)
Expiring 05/03/18	Morgan Stanley	BRL	7,498	2,247,454	2,264,645	—	(17,191)
British Pound,
Expiring 05/25/18	Morgan Stanley	GBP	2,268	3,143,169	3,189,405	—	(46,236)
Expiring 06/20/18	Morgan Stanley	GBP	1,148	1,598,969	1,617,019	—	(18,050)
Expiring 06/20/18	Morgan Stanley	GBP	898	1,265,321	1,264,827	494	—
Expiring 06/20/18	Morgan Stanley	GBP	898	1,262,270	1,264,340	—	(2,070)
Expiring 06/20/18	Morgan Stanley	GBP	454	642,633	638,822	3,811	—
Expiring 06/20/18	Morgan Stanley	GBP	449	631,989	632,377	—	(388)
Expiring 06/20/18	Morgan Stanley	GBP	441	629,664	621,230	8,434	—
Expiring 06/20/18	Morgan Stanley	GBP	441	627,536	621,094	6,442	—
Expiring 06/20/18	Morgan Stanley	GBP	379	534,556	533,047	1,509	—

A736

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/20/18	Morgan Stanley	GBP	227	$321,408	$318,881	$2,527	$—
Canadian Dollar,
Expiring 06/20/18	Morgan Stanley	CAD	800	623,358	621,903	1,455	—
Expiring 06/20/18	Morgan Stanley	CAD	800	623,945	621,752	2,193	—
Expiring 06/20/18	Morgan Stanley	CAD	798	623,594	620,709	2,885	—
Chilean Peso,
Expiring 04/20/18	Morgan Stanley	CLP	753,175	1,273,588	1,247,336	26,252	—
Expiring 04/20/18	Morgan Stanley	CLP	748,044	1,230,376	1,238,839	—	(8,463)
Expiring 04/20/18	Morgan Stanley	CLP	367,020	616,789	607,824	8,965	—
Expiring 04/20/18	Morgan Stanley	CLP	102,903	172,171	170,418	1,753	—
Chinese Renminbi,
Expiring 04/02/18	Morgan Stanley	CNH	13,604	2,150,361	2,168,701	—	(18,340)
Expiring 04/02/18	Morgan Stanley	CNH	4,904	771,459	781,765	—	(10,306)
Expiring 04/16/18	Morgan Stanley	CNH	10,212	1,610,982	1,626,920	—	(15,938)
Expiring 06/20/18	Morgan Stanley	CNH	7,913	1,246,481	1,256,707	—	(10,226)
Expiring 06/20/18	Morgan Stanley	CNH	3,938	623,897	625,364	—	(1,467)
Expiring 06/20/18	Morgan Stanley	CNH	3,908	623,891	620,581	3,310	—
Colombian Peso,
Expiring 04/20/18	Morgan Stanley	COP	1,785,798	618,994	638,963	—	(19,969)
Euro,
Expiring 06/08/18	Morgan Stanley	EUR	4,248	5,248,224	5,254,855	—	(6,631)
Expiring 06/20/18	Morgan Stanley	EUR	1,938	2,411,267	2,399,188	12,079	—
Expiring 06/20/18	Morgan Stanley	EUR	1,306	1,623,288	1,617,147	6,141	—
Expiring 06/20/18	Morgan Stanley	EUR	1,017	1,257,346	1,259,627	—	(2,281)
Expiring 06/20/18	Morgan Stanley	EUR	1,011	1,260,072	1,251,899	8,173	—
Expiring 06/20/18	Morgan Stanley	EUR	1,008	1,256,495	1,248,572	7,923	—
Expiring 06/20/18	Morgan Stanley	EUR	704	870,259	872,187	—	(1,928)
Expiring 06/20/18	Morgan Stanley	EUR	514	638,545	636,505	2,040	—
Expiring 06/20/18	Morgan Stanley	EUR	509	632,510	629,919	2,591	—
Expiring 06/20/18	Morgan Stanley	EUR	509	629,674	629,929	—	(255)
Expiring 06/20/18	Morgan Stanley	EUR	507	629,347	627,634	1,713	—
Expiring 06/20/18	Morgan Stanley	EUR	506	629,013	626,803	2,210	—
Expiring 06/20/18	Morgan Stanley	EUR	506	627,791	626,116	1,675	—
Expiring 06/20/18	Morgan Stanley	EUR	504	631,163	624,312	6,851	—
Expiring 06/20/18	Morgan Stanley	EUR	504	629,442	624,285	5,157	—
Expiring 06/20/18	Morgan Stanley	EUR	219	272,242	270,526	1,716	—
Hong Kong Dollar,
Expiring 05/11/18	Morgan Stanley	HKD	19,412	2,506,000	2,477,112	28,888	—
Expiring 09/19/18	Morgan Stanley	HKD	14,664	1,890,000	1,877,324	12,676	—
Expiring 09/19/18	Morgan Stanley	HKD	9,743	1,256,000	1,247,333	8,667	—
Indian Rupee,
Expiring 04/05/18	Morgan Stanley	INR	188,136	2,892,625	2,882,040	10,585	—
Expiring 04/05/18	Morgan Stanley	INR	40,472	618,012	619,982	—	(1,970)
Expiring 04/06/18	Morgan Stanley	INR	18,161	277,153	278,163	—	(1,010)
Expiring 04/06/18	Morgan Stanley	INR	1,897	28,960	29,054	—	(94)
Expiring 04/13/18	Morgan Stanley	INR	190,650	2,926,769	2,917,623	9,146	—
Expiring 04/13/18	Morgan Stanley	INR	41,397	633,250	633,524	—	(274)
Expiring 04/13/18	Morgan Stanley	INR	40,587	618,282	621,129	—	(2,847)
Expiring 04/13/18	Morgan Stanley	INR	40,568	617,831	620,841	—	(3,010)
Expiring 04/13/18	Morgan Stanley	INR	40,494	622,063	619,699	2,364	—
Expiring 04/27/18	Morgan Stanley	INR	190,650	2,917,587	2,912,527	5,060	—
Expiring 04/27/18	Morgan Stanley	INR	40,617	623,994	620,500	3,494	—

A737

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 04/27/18	Morgan Stanley	INR	39,199	$607,970	$598,835	$9,135	$—
Expiring 04/27/18	Morgan Stanley	INR	37,781	580,553	577,169	3,384	—
Expiring 04/27/18	Morgan Stanley	INR	20,057	306,992	306,413	579	—
Indonesian Rupiah,
Expiring 04/11/18	Morgan Stanley	IDR	45,627,246	3,411,181	3,310,792	100,389	—
Japanese Yen,
Expiring 04/03/18	Morgan Stanley	JPY	34,819	326,559	327,334	—	(775)
Expiring 05/01/18	Morgan Stanley	JPY	324,825	3,001,317	3,059,116	—	(57,799)
Expiring 05/07/18	Morgan Stanley	JPY	1,913,812	17,979,181	18,031,198	—	(52,017)
Expiring 05/14/18	Morgan Stanley	JPY	683,625	6,503,781	6,443,952	59,829	—
Expiring 05/18/18	Morgan Stanley	JPY	573,112	5,363,027	5,403,720	—	(40,693)
Expiring 06/20/18	Morgan Stanley	JPY	1,743,427	16,468,866	16,477,111	—	(8,245)
Expiring 06/20/18	Morgan Stanley	JPY	443,429	4,228,265	4,190,844	37,421	—
Expiring 06/20/18	Morgan Stanley	JPY	132,198	1,249,917	1,249,403	514	—
Expiring 06/20/18	Morgan Stanley	JPY	66,609	626,198	629,518	—	(3,320)
Expiring 06/20/18	Morgan Stanley	JPY	66,357	626,128	627,137	—	(1,009)
Expiring 06/20/18	Morgan Stanley	JPY	66,180	625,831	625,464	367	—
Expiring 06/20/18	Morgan Stanley	JPY	65,170	623,711	615,921	7,790	—
Expiring 06/20/18	Morgan Stanley	JPY	65,153	624,128	615,760	8,368	—
Expiring 06/20/18	Morgan Stanley	JPY	26,727	252,924	252,592	332	—
Expiring 06/20/18	Morgan Stanley	JPY	4,744	45,107	44,839	268	—
Expiring 06/25/18	Morgan Stanley	JPY	206,842	1,984,477	1,955,572	28,905	—
Mexican Peso,
Expiring 06/12/18	Morgan Stanley	MXN	33,379	1,789,212	1,814,350	—	(25,138)
Expiring 06/20/18	Morgan Stanley	MXN	64,432	3,407,488	3,498,126	—	(90,638)
Expiring 06/20/18	Morgan Stanley	MXN	16,472	876,489	894,283	—	(17,794)
Expiring 06/20/18	Morgan Stanley	MXN	11,686	625,317	634,434	—	(9,117)
Expiring 06/20/18	Morgan Stanley	MXN	11,635	623,856	631,707	—	(7,851)
Expiring 06/20/18	Morgan Stanley	MXN	1,085	57,689	58,910	—	(1,221)
New Taiwanese Dollar,
Expiring 04/17/18	Morgan Stanley	TWD	160,609	5,474,986	5,515,419	—	(40,433)
Expiring 04/17/18	Morgan Stanley	TWD	76,571	2,629,053	2,629,509	—	(456)
Expiring 04/17/18	Morgan Stanley	TWD	12,675	438,118	435,271	2,847	—
Expiring 04/27/18	Morgan Stanley	TWD	146,044	5,046,438	5,018,614	27,824	—
Expiring 04/27/18	Morgan Stanley	TWD	23,182	797,994	796,627	1,367	—
Expiring 04/27/18	Morgan Stanley	TWD	18,095	623,739	621,811	1,928	—
Expiring 04/27/18	Morgan Stanley	TWD	18,091	624,146	621,666	2,480	—
Expiring 04/27/18	Morgan Stanley	TWD	17,831	611,499	612,750	—	(1,251)
Expiring 05/10/18	Morgan Stanley	TWD	102,067	3,515,659	3,510,834	4,825	—
Expiring 05/10/18	Morgan Stanley	TWD	24,176	834,052	831,588	2,464	—
Expiring 05/10/18	Morgan Stanley	TWD	18,244	625,006	627,545	—	(2,539)
Expiring 05/10/18	Morgan Stanley	TWD	17,988	617,832	618,748	—	(916)
Expiring 05/10/18	Morgan Stanley	TWD	13,084	448,775	450,058	—	(1,283)
Expiring 06/12/18	Morgan Stanley	TWD	59,229	2,037,472	2,042,425	—	(4,953)
New Zealand Dollar,
Expiring 06/20/18	Morgan Stanley	NZD	7,716	5,603,326	5,574,692	28,634	—
Expiring 06/20/18	Morgan Stanley	NZD	870	628,477	628,509	—	(32)
Expiring 06/20/18	Morgan Stanley	NZD	870	624,086	628,408	—	(4,322)
Expiring 06/20/18	Morgan Stanley	NZD	518	374,800	374,397	403	—
Expiring 06/20/18	Morgan Stanley	NZD	448	325,604	323,689	1,915	—
Norwegian Krone,
Expiring 06/20/18	Morgan Stanley	NOK	2,113	274,789	270,289	4,500	—

A738

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/20/18	Morgan Stanley	NOK	1,930	$248,772	$246,877	$1,895	$ —
Expiring 06/20/18	Morgan Stanley	NOK	1,909	249,249	244,166	5,083	—
Peruvian Nuevo Sol,
Expiring 04/05/18	Morgan Stanley	PEN	3,258	1,008,643	1,009,623	—	(980)
Russian Ruble,
Expiring 05/17/18	Morgan Stanley	RUB	29,967	524,091	520,152	3,939	—
Singapore Dollar,
Expiring 06/20/18	Morgan Stanley	SGD	835	636,725	637,689	—	(964)
Expiring 06/20/18	Morgan Stanley	SGD	819	625,799	625,601	198	—
Expiring 06/20/18	Morgan Stanley	SGD	817	622,774	624,028	—	(1,254)
South African Rand,
Expiring 05/18/18	Morgan Stanley	ZAR	51,721	4,350,159	4,338,375	11,784	—
Expiring 06/20/18	Morgan Stanley	ZAR	10,353	876,523	864,579	11,944	—
Expiring 06/20/18	Morgan Stanley	ZAR	7,442	623,129	621,528	1,601	—
Expiring 06/20/18	Morgan Stanley	ZAR	7,364	624,225	614,959	9,266	—
Expiring 06/20/18	Morgan Stanley	ZAR	7,304	617,705	610,011	7,694	—
South Korean Won,
Expiring 04/05/18	Morgan Stanley	KRW	675,262	624,957	633,666	—	(8,709)
Expiring 04/05/18	Morgan Stanley	KRW	666,017	625,803	624,990	813	—
Expiring 04/05/18	Morgan Stanley	KRW	351,566	325,856	329,910	—	(4,054)
Expiring 04/12/18	Morgan Stanley	KRW	4,446,097	4,100,998	4,173,224	—	(72,226)
Expiring 04/12/18	Morgan Stanley	KRW	1,024,149	958,107	961,294	—	(3,187)
Expiring 04/12/18	Morgan Stanley	KRW	667,560	624,238	626,590	—	(2,352)
Expiring 04/16/18	Morgan Stanley	KRW	669,979	625,955	628,946	—	(2,991)
Expiring 04/16/18	Morgan Stanley	KRW	669,628	624,886	628,617	—	(3,731)
Expiring 04/26/18	Morgan Stanley	KRW	664,034	622,017	623,581	—	(1,564)
Swedish Krona,
Expiring 06/20/18	Morgan Stanley	SEK	2,059	252,357	248,129	4,228	—
Expiring 06/20/18	Morgan Stanley	SEK	2,044	251,688	246,328	5,360	—
Swiss Franc,
Expiring 06/20/18	Morgan Stanley	CHF	84	89,589	88,095	1,494	—
Thai Baht,
Expiring 04/12/18	Morgan Stanley	THB	19,509	620,827	624,175	—	(3,348)
Expiring 04/16/18	Morgan Stanley	THB	19,481	622,252	623,353	—	(1,101)
Turkish Lira,
Expiring 06/20/18	Morgan Stanley	TRY	2,496	626,063	617,225	8,838	—
Expiring 06/20/18	Morgan Stanley	TRY	2,488	626,243	615,040	11,203	—
Expiring 06/20/18	Morgan Stanley	TRY	2,013	499,887	497,685	2,202	—
Expiring 06/20/18	Morgan Stanley	TRY	1,518	375,155	375,377	—	(222)

				$209,474,720	$209,463,555	762,862	(751,697)

						$1,548,898	$(2,036,942)

Cross currency exchange contracts outstanding at March 31, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
06/20/18	Buy	AUD	801	GBP	450	$ —	$ (17,844)	Morgan Stanley
06/20/18	Buy	CAD	807	EUR	507	—	(164)	Morgan Stanley
06/20/18	Buy	CAD	811	EUR	509	514	—	Morgan Stanley
06/20/18	Buy	CAD	812	EUR	505	5,821	—	Morgan Stanley

A739

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Cross currency exchange contracts outstanding at March 31, 2018 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
06/20/18	Buy	CAD	1,608	EUR	1,013	$—	$(4,075)	Morgan Stanley
06/20/18	Buy	CHF	552	EUR	473	—	(3,192)	Morgan Stanley
06/20/18	Buy	CHF	570	EUR	488	—	(3,472)	Morgan Stanley
06/20/18	Buy	CHF	588	GBP	439	1,351	—	Morgan Stanley
06/20/18	Buy	CHF	1,178	EUR	1,008	—	(7,643)	Morgan Stanley
06/20/18	Buy	CHF	1,178	EUR	1,009	—	(8,179)	Morgan Stanley
06/20/18	Buy	CHF	1,202	EUR	1,023	—	(209)	Morgan Stanley
06/20/18	Buy	CNH	3,995	EUR	508	5,676	—	Morgan Stanley
06/20/18	Buy	CNH	4,005	EUR	510	4,563	—	Morgan Stanley
06/20/18	Buy	CZK	25,172	EUR	988	1,173	—	Morgan Stanley
06/20/18	Buy	EUR	37	NOK	355	582	—	Morgan Stanley
06/20/18	Buy	EUR	77	CHF	90	708	—	Morgan Stanley
06/20/18	Buy	EUR	177	NOK	1,702	1,918	—	Morgan Stanley
06/20/18	Buy	EUR	195	PLN	824	—	(134)	Morgan Stanley
06/20/18	Buy	EUR	242	HUF	75,244	1,118	—	Morgan Stanley
06/20/18	Buy	EUR	305	HUF	94,872	1,546	—	Morgan Stanley
06/20/18	Buy	EUR	324	NOK	3,118	2,166	—	Morgan Stanley
06/20/18	Buy	EUR	401	NOK	3,846	4,362	—	Morgan Stanley
06/20/18	Buy	EUR	502	GBP	443	—	(1,281)	Morgan Stanley
06/20/18	Buy	EUR	504	NOK	4,907	—	(4,007)	Morgan Stanley
06/20/18	Buy	EUR	504	HUF	157,400	600	—	Morgan Stanley
06/20/18	Buy	EUR	505	CHF	590	3,876	—	Morgan Stanley
06/20/18	Buy	EUR	506	NOK	4,819	9,880	—	Morgan Stanley
06/20/18	Buy	EUR	506	NOK	4,830	8,534	—	Morgan Stanley
06/20/18	Buy	EUR	506	CHF	591	3,923	—	Morgan Stanley
06/20/18	Buy	EUR	506	GBP	448	—	(4,558)	Morgan Stanley
06/20/18	Buy	EUR	506	GBP	449	—	(5,531)	Morgan Stanley
06/20/18	Buy	EUR	507	GNB	452	—	(8,111)	Morgan Stanley
06/20/18	Buy	EUR	508	CAD	806	1,952	—	Morgan Stanley
06/20/18	Buy	EUR	508	GBP	449	—	(3,331)	Morgan Stanley
06/20/18	Buy	EUR	508	GBP	451	—	(6,257)	Morgan Stanley
06/20/18	Buy	EUR	509	CHF	595	3,610	—	Morgan Stanley
06/20/18	Buy	EUR	509	PLN	2,158	—	(1,481)	Morgan Stanley
06/20/18	Buy	EUR	509	HUF	158,652	2,008	—	Morgan Stanley
06/20/18	Buy	EUR	509	GBP	448	251	—	Morgan Stanley
06/20/18	Buy	EUR	518	CZK	13,196	—	(955)	Morgan Stanley
06/20/18	Buy	EUR	522	HUF	162,989	1,144	—	Morgan Stanley
06/20/18	Buy	EUR	712	HUF	221,640	3,662	—	Morgan Stanley
06/20/18	Buy	EUR	801	NOK	7,624	15,997	—	Morgan Stanley
06/20/18	Buy	EUR	854	NOK	8,198	8,836	—	Morgan Stanley
06/20/18	Buy	EUR	1,016	SEK	10,254	22,392	—	Morgan Stanley
06/20/18	Buy	GBP	443	EUR	502	1,474	—	Morgan Stanley
06/20/18	Buy	GBP	449	EUR	509	1,108	—	Morgan Stanley
06/20/18	Buy	GBP	452	EUR	508	7,605	—	Morgan Stanley
06/20/18	Buy	GBP	453	EUR	510	7,316	—	Morgan Stanley
06/20/18	Buy	HUF	1,483,429	EUR	4,753	—	(9,286)	Morgan Stanley
06/20/18	Buy	JPY	65,950	EUR	504	—	(896)	Morgan Stanley
06/20/18	Buy	JPY	66,125	CAD	806	—	(1,585)	Morgan Stanley
06/20/18	Buy	JPY	66,553	EUR	509	—	(1,671)	Morgan Stanley
06/20/18	Buy	JPY	67,179	EUR	508	5,900	—	Morgan Stanley
06/20/18	Buy	NOK	2,123	GBP	192	1,309	—	Morgan Stanley
06/20/18	Buy	NOK	3,499	EUR	366	—	(6,054)	Morgan Stanley
06/20/18	Buy	NOK	10,536	EUR	1,085	4,789	—	Morgan Stanley

A740

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Cross currency exchange contracts outstanding at March 31, 2018 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
06/20/18	Buy	NOK	61,390	EUR	6,379	$ —	$ (46,041)	Morgan Stanley
06/20/18	Buy	PLN	1,109	EUR	261	1,424	—	Morgan Stanley
06/20/18	Buy	PLN	2,118	EUR	502	—	(2,020)	Morgan Stanley
06/20/18	Buy	PLN	2,123	EUR	502	—	(117)	Morgan Stanley
06/20/18	Buy	PLN	2,192	EUR	517	989	—	Morgan Stanley
06/20/18	Buy	PLN	3,199	EUR	754	2,569	—	Morgan Stanley
06/20/18	Buy	PLN	8,582	EUR	2,036	—	(9,886)	Morgan Stanley
06/20/18	Buy	PLN	15,482	EUR	3,664	—	(7,188)	Morgan Stanley
06/20/18	Buy	SEK	5,089	NOK	4,825	—	(3,816)	Morgan Stanley
06/20/18	Buy	SEK	5,099	NOK	4,826	—	(2,741)	Morgan Stanley
06/20/18	Buy	SEK	5,125	EUR	504	—	(6,023)	Morgan Stanley
06/20/18	Buy	SEK	5,156	EUR	507	—	(6,466)	Morgan Stanley
06/20/18	Buy	SEK	5,182	NOK	4,908	—	(3,225)	Morgan Stanley
06/20/18	Buy	SEK	15,475	EUR	1,505	1,554	—	Morgan Stanley
06/20/18	Buy	SEK	78,367	EUR	7,736	—	(133,119)	Morgan Stanley
06/20/18	Buy	SEK	134,319	EUR	13,218	—	(178,348)	Morgan Stanley
06/20/18	Buy	SEK	139,464	EUR	13,642	—	(82,763)	Morgan Stanley

						$154,200	$(581,669)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	06/20/19	1.000%	(Q)	38,800	0.145%	$(418,411)	$(188,309)	$(230,102)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	(Q)	3,510	0.145%	(37,852)	(23,826)	(14,026)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	(Q)	2,250	0.145%	(24,264)	(34,628)	10,364	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	(Q)	1,890	0.145%	(20,382)	(12,495)	(7,887)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	(Q)	1,690	0.145%	(18,224)	(10,953)	(7,271)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	(Q)	1,550	0.145%	(16,715)	(16,840)	125	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	(Q)	1,370	0.145%	(14,774)	(17,809)	3,035	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	(Q)	930	0.145%	(10,029)	(6,077)	(3,952)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	(Q)	900	0.145%	(9,705)	(5,781)	(3,924)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	(Q)	720	0.145%	(7,764)	(5,063)	(2,701)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	(Q)	690	0.145%	(7,436)	(6,745)	(691)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	(Q)	350	0.145%	(3,774)	(2,137)	(1,637)	Bank of America
People’s Republic of China	06/20/19	1.000%	(Q)	150	0.145%	(1,617)	(1,018)	(599)	Bank of America
People’s Republic of China	06/20/19	1.000%	(Q)	150	0.145%	(1,617)	(945)	(672)	JPMorgan Chase

A741

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/21	1.000	%(Q)	750	0.376%	$(14,817)	$681	$(15,498)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000	%(Q)	680	0.376%	(13,434)	(153)	(13,281)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000	%(Q)	580	0.376%	(11,458)	2,105	(13,563)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000	%(Q)	410	0.376%	(8,100)	1,535	(9,635)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000	%(Q)	350	0.376%	(6,914)	(642)	(6,272)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000	%(Q)	260	0.376%	(5,137)	419	(5,556)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000	%(Q)	230	0.376%	(4,544)	502	(5,046)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000	%(Q)	200	0.376%	(3,951)	(135)	(3,816)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000	%(Q)	140	0.376%	(2,766)	306	(3,072)	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000	%(Q)	410	0.453%	(8,125)	(1,571)	(6,554)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000	%(Q)	170	0.453%	(3,369)	1,111	(4,480)	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000	%(Q)	40	0.453%	(792)	158	(950)	Barclays Capital Group
People’s Republic of China	06/20/22	1.000	%(Q)	930	0.512%	(18,487)	(14,092)	(4,395)	Citigroup Global Markets
People’s Republic of China	06/20/22	1.000	%(Q)	870	0.512%	(17,294)	(14,369)	(2,925)	JPMorgan Chase
People’s Republic of China	12/20/22	1.000	%(Q)	5,320	0.587%	(99,233)	(121,458)	22,225	JPMorgan Chase
People’s Republic of China	12/20/22	1.000	%(Q)	810	0.587%	(15,108)	(16,006)	898	Barclays Capital Group

						$(826,093)	$(494,235)	$(331,858)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.EM.29.V1	06/20/23	1.000%(Q)	40,100	$818,715	$695,169	$(123,546)
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)	19,250	(1,185,042)	(1,196,071)	(11,029)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	14,725	(258,890)	(248,353)	10,537
CDX.NA.IG.30.V1	06/20/28	1.000%(Q)	4,475	19,776	(75,476)	(95,252)
iTraxx Europe Series 29.V1	06/20/23	1.000%(Q)	EUR 1,100	(29,138)	2,236	31,374

				$(634,579)	$(822,495)	$(187,916)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A742

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	22,780	06/22/20	2.250%(Q)	3 Month BBSW(1)(Q)	$(48,694)	$ (55,106)	$ (6,412)
AUD	18,480	06/20/23	2.500%(S)	6 Month BBSW(1)(S)	95,703	31,383	(64,320)
AUD	10,710	12/21/27	3.500%(S)	6 Month BBSW(1)(S)	(67,221)	(128,285)	(61,064)
AUD	9,580	06/20/28	3.000%(S)	6 Month BBSW(1)(S)	(11,523)	(105,462)	(93,939)
CAD	45,210	06/20/19	1.750%(S)	3 Month CDOR(2)(S)	(98,515)	(116,651)	(18,136)
CAD	22,520	06/22/20	1.750%(S)	3 Month CDOR(2)(S)	(167,786)	(171,293)	(3,507)
CAD	30,190	07/18/22	2.028%(S)	3 Month CDOR(2)(S)	(120,202)	(304,560)	(184,358)
CAD	18,160	06/20/23	2.000%(S)	3 Month CDOR(2)(S)	(332,788)	(270,062)	62,726
CAD	26,260	06/20/28	2.250%(S)	3 Month CDOR(2)(S)	(646,522)	(501,981)	144,541
CAD	4,640	07/20/48	2.540%(S)	3 Month CDOR(1)(S)	24,730	59,264	34,534
CHF	1,970	06/21/28	1.000%(A)	6 Month CHF LIBOR(2)(S)	9,571	8,235	(1,336)
EUR	64,260	12/16/21	0.350%(A)	6 Month EURIBOR(2)(S)	(179,612)	(150,155)	29,457
EUR	28,050	02/17/22	0.750%(A)	6 Month EURIBOR(2)(S)	36,969	163,692	126,723
EUR	41,130	02/10/23	0.850%(A)	6 Month EURIBOR(2)(S)	(84,082)	273,360	357,442
EUR	47,920	06/20/23	0.250%(A)	6 Month EURIBOR(2)(S)	(871,293)	(523,524)	347,769
EUR	640	06/20/25	0.500%(A)	6 Month EURIBOR(1)(S)	18,618	10,968	(7,650)
EUR	10,120	01/12/27	1.330%(A)	6 Month EURIBOR(2)(S)	(61,822)	(33,272)	28,550
EUR	2,430	10/25/27	1.600%(A)	6 Month EURIBOR(2)(S)	(26,603)	10,823	37,426

A743

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	10,660	12/20/27	1.500%(A)	6 Month EURIBOR(2)(S)	$41,266	$(30,969)	$(72,235)
EUR	14,900	06/20/28	1.000%(A)	6 Month EURIBOR(2)(S)	(266,993)	(22,324)	244,669
EUR	8,190	06/21/38	1.500%(A)	6 Month EURIBOR(1)(S)	175,856	(65,034)	(240,890)
EUR	3,050	06/16/48	1.750%(A)	6 Month EURIBOR(1)(S)	(16,782)	(41,865)	(25,083)
GBP	27,480	06/20/19	0.900%(A)	1 Day SONIA(2)(A)	6,460	27,812	21,352
GBP	45,450	11/21/23	1.200%(S)	6 Month GBP LIBOR(2)(S)	(346,827)	(740,723)	(393,896)
GBP	18,410	03/16/27	1.600%(S)	6 Month GBP LIBOR(2)(S)	55,116	(30,022)	(85,138)
GBP	2,680	06/20/28	1.250%(S)	6 Month GBP LIBOR(1)(S)	136,660	95,273	(41,387)
GBP	27,470	11/21/28	1.400%(S)	6 Month GBP LIBOR(1)(S)	385,646	557,268	171,622
GBP	9,830	01/12/32	1.940%(S)	6 Month GBP LIBOR(1)(S)	(42,326)	(145,063)	(102,737)
GBP	8,360	06/20/33	1.500%(S)	6 Month GBP LIBOR(1)(S)	346,981	111,691	(235,290)
GBP	15,050	03/17/37	1.750%(S)	6 Month GBP LIBOR(1)(S)	112,829	(166,638)	(279,467)
GBP	5,430	12/14/37	1.750%(S)	6 Month GBP LIBOR(1)(S)	(44,707)	(67,845)	(23,138)
GBP	4,700	06/14/38	1.750%(S)	6 Month GBP LIBOR(1)(S)	(56,043)	(66,109)	(10,066)
MXN	27,350	06/17/20	7.600%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,206)	2,944	4,150
NOK	8,580	06/20/23	2.000%(A)	6 Month NIBOR(2)(S)	(1,998)	(1,974)	24
NOK	34,980	06/21/28	3.000%(A)	6 Month NIBOR(2)(S)	42,996	73,235	30,239
NZD	3,990	06/21/28	4.000%(S)	3 Month New Zealand Bill Bank Rate(1)(Q)	(10,995)	(45,561)	(34,566)
PLN	3,610	06/17/19	3.048%(A)	6 Month WIBOR(2)(S)	18,300	34,830	16,530
PLN	3,610	06/17/19	3.045%(A)	6 Month WIBOR(1)(S)	—	(34,782)	(34,782)
PLN	20,360	12/20/22	2.510%(A)	6 Month WIBOR(1)(S)	(483)	(59,155)	(58,672)
PLN	35,020	03/21/23	2.550%(A)	6 Month WIBOR(1)(S)	22,214	(89,116)	(111,330)
SEK	214,240	06/15/18	0.500%(A)	3 Month STIBOR(2)(Q)	212,785	33,405	(179,380)
SEK	172,480	09/17/18	(0.330)%(A)	3 Month STIBOR(2)(Q)	5,007	8,541	3,534
SEK	297,650	06/28/19	(0.100)%(A)	3 Month STIBOR(2)(Q)	(6,032)	71,623	77,655
SEK	166,820	06/20/20	0.100%(A)	3 Month STIBOR(1)(Q)	(61,982)	(73,871)	(11,889)
SEK	191,550	06/20/21	0.250%(A)	3 Month STIBOR(1)(Q)	(26,924)	(65,758)	(38,834)
SEK	510,450	12/16/21	0.500%(A)	3 Month STIBOR(1)(Q)	282,553	140,616	(141,937)
SEK	184,280	06/20/22	0.500%(A)	3 Month STIBOR(1)(Q)	(43,532)	(108,391)	(64,859)

A744

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
SEK	349,430	06/20/23	0.500%(A)	3 Month STIBOR(1)(Q)	$393,366	$163,033	$(230,333)
SEK	23,080	10/25/27	2.000%(A)	3 Month STIBOR(1)(Q)	34,944	(12,575)	(47,519)
SEK	57,440	11/02/27	2.000%(A)	3 Month STIBOR(1)(Q)	2,758	(30,080)	(32,838)
SEK	33,220	06/20/28	1.500%(A)	3 Month STIBOR(1)(Q)	(35,125)	(89,260)	(54,135)
	28,870	06/20/19	2.100%(A)	1 Day USOIS(2)(A)	(11,911)	3,076	14,987
	189,730	09/04/19	2.206%(A)	1 Day USOIS(2)(A)	(5,769)	27,313	33,082
	23,900	06/22/20	1.750%(S)	3 Month LIBOR(1)(Q)	434,311	409,264	(25,047)
	135,310	11/20/20	2.139%(S)	3 Month LIBOR(2)(Q)	(181,456)	(1,535,290)	(1,353,834)
	12,990	02/21/23	2.750%(S)	3 Month LIBOR(1)(Q)	23,402	11,568	(11,834)
	800	06/20/23	2.000%(S)	3 Month LIBOR(1)(Q)	28,976	27,123	(1,853)
	64,510	09/05/23	2.852%(S)	3 Month LIBOR(1)(Q)	43,743	(319,249)	(362,992)
	60,160	11/20/23	2.275%(S)	3 Month LIBOR(1)(Q)	115,111	1,359,962	1,244,851
	11,740	02/28/25	2.882%(S)	3 Month LIBOR(1)(Q)	(31,242)	(97,140)	(65,898)
	10,050	12/21/27	2.750%(S)	3 Month LIBOR(2)(Q)	(112,256)	(41,465)	70,791
	490	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	27,645	23,397	(4,248)
	5,470	06/16/37	2.750%(S)	3 Month LIBOR(2)(Q)	(124,628)	(75,468)	49,160
	720	11/16/43	2.609%(S)	3 Month LIBOR(2)(Q)	(28,028)	(28,042)	(14)
	8,380	06/17/47	2.500%(S)	3 Month LIBOR(2)(Q)	(183,379)	(127,640)	55,739
ZAR	12,460	01/19/28	8.645%(Q)	3 Month JIBAR(1)(Q)	—	(9,962)	(9,962)
ZAR	6,230	01/19/28	8.660%(Q)	3 Month JIBAR(1)(Q)	—	(5,210)	(5,210)
ZAR	12,340	01/24/28	8.590%(Q)	3 Month JIBAR(1)(Q)	—	(8,163)	(8,163)
ZAR	6,350	01/24/28	8.570%(Q)	3 Month JIBAR(1)(Q)	—	(3,890)	(3,890)
ZAR	14,310	02/15/28	8.620%(Q)	3 Month JIBAR(1)(Q)	—	(10,059)	(10,059)
ZAR	8,950	02/15/28	8.560%(Q)	3 Month JIBAR(1)(Q)	—	(4,986)	(4,986)
ZAR	7,140	02/15/28	8.585%(Q)	3 Month JIBAR(1)(Q)	—	(4,412)	(4,412)
ZAR	9,240	02/16/28	8.520%(Q)	3 Month JIBAR(1)(Q)	—	(4,242)	(4,242)
ZAR	18,010	02/21/28	8.400%(Q)	3 Month JIBAR(1)(Q)	—	(2,916)	(2,916)

					$(1,222,771)	$(2,885,901)	$(1,663,130)

A745

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
KRW 26,892,370	03/21/20	2.000%(Q)	3 Month KWCDC(2)(Q)	$(1,043)	$2,755	$(3,798)	Bank of America
KRW 8,204,940	03/21/20	2.000%(Q)	3 Month KWCDC(2)(Q)	496	—	496	UBS AG

				$(547)	$2,755	$(3,302)

Cash of $5,656,434 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:

Citigroup Global Markets	10/11/18	EGP 11,600	Pay or receive annually amounts based on market value fluctuation of Egypt Treasury Bill	$(59,021)	$—	$(59,021)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$57,687,248	$—
Home Equity Loans	—	1,710,781	—
Residential Mortgage-Backed Securities	—	4,691,956	—
Student Loans	—	34,030,760	—
Bank Loans	—	3,119,583	564,323
Commercial Mortgage-Backed Securities	—	3,180,444	—
Convertible Bond	—	47,062	—
Corporate Bonds	—	35,231,276	—
Municipal Bonds	—	3,243,082	—
Residential Mortgage-Backed Securities	—	19,451,068	2,194,914
Sovereign Bonds	—	21,567,610	—
U.S. Government Agency Obligations	—	3,398,152	—
U.S. Treasury Obligations	—	16,223,809	—
Common Stock	—	—	2,042,108
Affiliated Mutual Funds	24,194,806	—	—
Foreign Treasury Obligations	—	29,401,550	—
Commercial Paper	—	36,055,540	—
Options Purchased	124,100	763,884	—
Options Written	—	(725,469)	—
Other Financial Instruments*
Futures Contracts	(639,008)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(488,044)	—
OTC Cross Currency Exchange Contracts	—	(427,469)	—

A746

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
OTC Credit Default Swap Agreements	$—	$(826,093)	$—
Centrally Cleared Credit Default Swap Agreements	—	(187,916)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,663,130)	—
OTC Interest Rate Swap Agreements	—	(547)	—
OTC Total Return Swap Agreements	—	(59,021)	—

Total	$23,679,898	$265,426,116	$4,801,345

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities	Common Stock
Balance as of 12/31/17	$1,114,554	$2,228,178	$—
Realized gain (loss)	(272,878)	15,174	—
Change in unrealized appreciation (depreciation)	53,775	32,509	105,627
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	(684,096)	(84,186)	—
Accrued discount/premium	4,761	3,239	—
Transfers into Level 3	348,207	—	1,936,481
Transfers out of Level 3	—	—	—

Balance as of 03/31/18	$564,323	$2,194,914	$2,042,108

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(180,897)	$32,509	$105,627

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2018	Valuation Methodology	Unobservable Inputs
Bank Loans	$564,323	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	2,194,914	Market Approach	Single Broker Indicative Quote
Common Stock	2,042,108	Stale Pricing	Unadjusted Last Trade Price

	$4,801,345

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$348,207	L2 to L3	Single Broker Indicative Quote to Multiple Broker Quotes
Common Stock	$1,936,481	L1 to L3	Official Close to Stale Price

A747

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS — 98.1%
Aerospace & Defense — 2.3%
Curtiss-Wright Corp.	32,525	$ 4,393,152
KLX, Inc.*	120,729	8,579,003
Mercury Systems, Inc.*	76,260	3,684,883
Moog, Inc. (Class A Stock)*	75,199	6,197,150

		22,854,188
Air Freight & Logistics — 1.7%
Air Transport Services Group, Inc.*	253,968	5,922,534
Echo Global Logistics, Inc.*	49,355	1,362,198
XPO Logistics, Inc.*(a)	95,368	9,709,416

		16,994,148
Airlines — 0.6%
SkyWest, Inc.	109,452	5,954,189
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.*(a)	201,692	3,069,752
Dana, Inc.	152,844	3,937,261
Standard Motor Products, Inc.	27,863	1,325,443

		8,332,456
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	49,754	1,870,750
Banks — 19.5%
Ameris Bancorp	90,815	4,804,114
BancorpSouth Bank	141,320	4,493,976
Banner Corp.	134,092	7,440,765
Boston Private Financial Holdings, Inc.	229,395	3,452,395
Brookline Bancorp, Inc.	193,876	3,140,791
Bryn Mawr Bank Corp.	48,329	2,124,060
CenterState Bank Corp.	221,842	5,885,468
Chemical Financial Corp.	72,381	3,957,793
CoBiz Financial, Inc.	177,832	3,485,507
Columbia Banking System, Inc.	187,911	7,882,866
Community Bank System, Inc.(a)	98,832	5,293,442
ConnectOne Bancorp, Inc.	134,700	3,879,360
CVB Financial Corp.(a)	323,764	7,330,017
First Financial Bankshares, Inc.(a)	133,977	6,203,135
First Merchants Corp.	145,864	6,082,529
First Midwest Bancorp, Inc.	183,918	4,522,544
First of Long Island Corp. (The)	67,302	1,847,440
Flushing Financial Corp.	107,506	2,898,362
Glacier Bancorp, Inc.(a)	171,936	6,598,904
Great Western Bancorp, Inc.	189,435	7,628,547
Guaranty Bancorp	84,907	2,407,113
Heritage Financial Corp.	91,115	2,788,119
Home BancShares, Inc.(a)	200,079	4,563,802
Independent Bank Corp.(a)	85,904	6,146,431
Independent Bank Group, Inc.(a)	90,846	6,422,812
Lakeland Financial Corp.	94,960	4,390,001
LegacyTexas Financial Group, Inc.	197,143	8,441,663
MB Financial, Inc.	180,950	7,324,856
National Commerce Corp.*	41,430	1,804,277
Pinnacle Financial Partners, Inc.	120,607	7,742,969
Prosperity Bancshares, Inc.(a)	48,386	3,514,275
Renasant Corp.	161,476	6,872,419
Sandy Spring Bancorp, Inc.	61,746	2,393,275

	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
South State Corp.	84,064	$ 7,170,659
State Bank Financial Corp.	116,104	3,484,281
Texas Capital Bancshares, Inc.*	93,032	8,363,577
Towne Bank	86,205	2,465,463
TriCo Bancshares	65,265	2,429,163
Union Bankshares Corp.	51,749	1,899,706
Webster Financial Corp.(a)	35,107	1,944,928

		191,521,804

Biotechnology — 0.5%
Emergent BioSolutions, Inc.*	61,357	3,230,446
Myriad Genetics, Inc.*(a)	74,759	2,209,128

		5,439,574

Building Products — 0.2%
Patrick Industries, Inc.*	31,010	1,917,969

Capital Markets — 1.6%
BrightSphere Investment Group PLC	232,777	3,668,566
Golub Capital BDC, Inc.(a)	55,712	996,688
Houlihan Lokey, Inc.	20,178	899,939
Stifel Financial Corp.	125,704	7,445,448
Virtu Financial, Inc. (Class A Stock)(a)	77,078	2,543,574

		15,554,215

Chemicals — 1.6%
GCP Applied Technologies, Inc.*	59,344	1,723,943
Kraton Corp.*	14,080	671,757
Olin Corp.	166,500	5,059,935
Quaker Chemical Corp.	22,698	3,362,255
Trinseo SA	31,743	2,350,569
Tronox Ltd. (Class A Stock)	86,830	1,601,145
Venator Materials PLC*	43,543	787,693

		15,557,297

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.(a)	166,006	5,557,881
Advanced Disposal Services, Inc.*	110,678	2,465,906
Mobile Mini, Inc.	78,298	3,405,963
US Ecology, Inc.	49,305	2,627,957

		14,057,707

Communications Equipment — 1.5%
Extreme Networks, Inc.*	224,888	2,489,510
NetScout Systems, Inc.*(a)	192,804	5,080,385
Viavi Solutions, Inc.*	689,212	6,699,141

		14,269,036

Construction & Engineering — 0.7%
EMCOR Group, Inc.	54,682	4,261,368
Granite Construction, Inc.	49,644	2,773,114

		7,034,482

Construction Materials — 0.6%
Eagle Materials, Inc.	23,681	2,440,327
Summit Materials, Inc. (Class A Stock)*	49,210	1,490,079
U.S. Concrete, Inc.*(a)	25,775	1,556,810
		5,487,216

Containers & Packaging — 0.6%
Berry Global Group, Inc.*	105,422	5,778,180

A748

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc.*(a)	37,671	$ 1,791,256
Chegg, Inc.*(a)	172,344	3,560,627

		5,351,883

Electric Utilities — 3.1%
ALLETE, Inc.	72,213	5,217,389
IDACORP, Inc.	102,089	9,011,396
PNM Resources, Inc.	191,119	7,310,302
Portland General Electric Co.	214,729	8,698,672

		30,237,759

Electronic Equipment, Instruments & Components — 2.7%
Anixter International, Inc.*	74,206	5,621,105
CTS Corp.	138,658	3,771,498
II-VI, Inc.*(a)	102,133	4,177,240
Knowles Corp.*(a)	156,527	1,970,675
SYNNEX Corp.	52,251	6,186,518
Tech Data Corp.*	54,847	4,669,125

		26,396,161

Energy Equipment & Services — 0.9%
C&J Energy Services, Inc.*	152,228	3,930,527
Cactus, Inc. (Class A Stock)*(a)	136,222	3,668,458
NCS Multistage Holdings, Inc.*(a)	76,782	1,151,730

		8,750,715

Equity Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust(a)	312,954	7,698,668
Chesapeake Lodging Trust	342,241	9,517,722
Columbia Property Trust, Inc.	349,192	7,144,468
CyrusOne, Inc.	140,307	7,185,121
Hudson Pacific Properties, Inc.	124,481	4,049,367
Life Storage, Inc.	104,996	8,769,266
National Health Investors, Inc.(a)	94,333	6,347,668
Pebblebrook Hotel Trust(a)	350,647	12,044,724
PS Business Parks, Inc.	32,101	3,628,697
RLJ Lodging Trust(a)	176,538	3,431,899

		69,817,600

Food & Staples Retailing — 0.1%
United Natural Foods, Inc.*	34,789	1,493,840

Food Products — 1.0%
Hostess Brands, Inc.*(a)	321,944	4,761,552
Simply Good Foods Co. (The)*(a)	383,575	5,266,485

		10,028,037

Gas Utilities — 1.7%
Chesapeake Utilities Corp.	31,715	2,231,150
New Jersey Resources Corp.	191,860	7,693,586
South Jersey Industries, Inc.(a)	238,259	6,709,373

		16,634,109

Health Care Equipment & Supplies — 2.3%
CONMED Corp.	79,073	5,007,693
Halyard Health, Inc.*	129,748	5,978,788
ICU Medical, Inc.*	6,080	1,534,592
Integra LifeSciences Holdings Corp.*(a)	81,538	4,512,313
Quidel Corp.*	75,570	3,915,282
Wright Medical Group NV*(a)	99,177	1,967,672

		22,916,340

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.*(a)	90,575	$ 3,548,729
Almost Family, Inc.*	17,770	995,119
AMN Healthcare Services, Inc.*(a)	61,776	3,505,787
Envision Healthcare Corp.*	44,135	1,696,108

		9,745,743

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	473,787	5,851,269
HMS Holdings Corp.*	156,731	2,639,350

		8,490,619

Hotels, Restaurants & Leisure — 3.5%
Boyd Gaming Corp.(a)	78,751	2,509,007
Del Taco Restaurants, Inc.*	162,934	1,687,996
Eldorado Resorts, Inc.*(a)	133,159	4,394,247
Extended Stay America, Inc.	183,726	3,632,263
Hilton Grand Vacations, Inc.*	244,905	10,535,813
ILG, Inc.	96,971	3,016,768
Marriott Vacations Worldwide Corp.(a)	38,463	5,123,272
Red Rock Resorts, Inc. (Class A Stock)	108,586	3,179,398

		34,078,764

Household Durables — 1.5%
KB Home	34,782	989,548
Meritage Homes Corp.*	42,467	1,921,632
Taylor Morrison Home Corp. (Class A Stock)*	179,422	4,176,944
TopBuild Corp.*	87,911	6,726,950
William Lyon Homes (Class A Stock)*	31,578	868,079

		14,683,153

Insurance — 4.4%
AMERISAFE, Inc.(a)	49,308	2,724,267
CNO Financial Group, Inc.	365,287	7,915,769
Enstar Group Ltd. (Bermuda)*	20,493	4,308,653
James River Group Holdings Ltd.	106,204	3,767,056
Kinsale Capital Group, Inc.	85,027	4,364,436
Primerica, Inc.(a)	49,793	4,810,004
ProAssurance Corp.	76,327	3,705,676
RLI Corp.(a)	71,340	4,522,243
Selective Insurance Group, Inc.	120,165	7,294,015

		43,412,119

Internet Software & Services — 0.4%
Cornerstone OnDemand, Inc.*	103,898	4,063,451

IT Services — 1.2%
Acxiom Corp.*	77,498	1,759,980
CACI International, Inc. (Class A Stock)*	46,846	7,090,142
Convergys Corp.	144,140	3,260,447

		12,110,569
Life Sciences Tools & Services — 0.2%
Syneos Health, Inc.*	45,566	1,617,593
Machinery — 4.5%
CIRCOR International, Inc.(a)	92,132	3,930,351
Federal Signal Corp.	226,035	4,977,291
ITT, Inc.	103,871	5,087,602
Mueller Water Products, Inc. (Class A Stock)	320,278	3,481,422
RBC Bearings, Inc.*	26,641	3,308,812

A749

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Rexnord Corp.*	280,872	$ 8,336,281
Tennant Co.(a)	46,255	3,131,464
Terex Corp.(a)	78,011	2,918,392
TriMas Corp.*	170,619	4,478,749
Watts Water Technologies, Inc. (Class A Stock)	54,514	4,235,738

		43,886,102

Media — 1.2%
Gray Television, Inc.*	120,474	1,530,020
Live Nation Entertainment, Inc.*(a)	167,774	7,069,996
Nexstar Media Group, Inc. (Class A Stock)(a)	44,576	2,964,304

		11,564,320

Metals & Mining — 1.7%
Allegheny Technologies, Inc.*(a)	107,922	2,555,593
Carpenter Technology Corp.(a)	122,024	5,383,699
Century Aluminum Co.*(a)	49,024	810,857
Cleveland-Cliffs, Inc.*(a)	77,775	540,536
Commercial Metals Co.	190,228	3,892,065
Kaiser Aluminum Corp.	26,216	2,645,194
Ryerson Holding Corp.*(a)	84,697	690,281

		16,518,225

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	208,107	6,538,722
Granite Point Mortgage Trust, Inc.(a)	281,902	4,662,659
PennyMac Mortgage Investment Trust	278,942	5,029,324
Two Harbors Investment Corp.	139,127	2,138,382

		18,369,087

Multiline Retail — 0.0%
J.C. Penney Co., Inc.*(a)	111,101	335,525

Oil, Gas & Consumable Fuels — 6.0%
Callon Petroleum Co.*(a)	626,963	8,300,990
Centennial Resource Development, Inc. (Class A Stock)*(a)	226,535	4,156,917
Delek US Holdings, Inc.(a)	117,629	4,787,500
Golar LNG Ltd. (Bermuda)(a)	269,915	7,384,874
Matador Resources Co.*(a)	93,012	2,781,989
PDC Energy, Inc.*	125,818	6,168,857
RSP Permian, Inc.*	240,858	11,291,423
SRC Energy, Inc.*(a)	649,116	6,121,164
WPX Energy, Inc.*	503,534	7,442,233

		58,435,947

Pharmaceuticals — 0.3%
Impax Laboratories, Inc.*(a)	123,029	2,392,914
Prestige Brands Holdings, Inc.*(a)	18,556	625,708

		3,018,622

Professional Services — 0.4%
On Assignment, Inc.*	48,621	3,981,087

Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	282,432	4,914,317

Road & Rail — 1.7%
Hertz Global Holdings, Inc.*(a)	10,001	198,520

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Knight-Swift Transportation Holdings, Inc.(a)	150,192	$ 6,910,334
Marten Transport Ltd.	179,824	4,099,987
Saia, Inc.*	67,213	5,051,057

		16,259,898

Semiconductors & Semiconductor Equipment — 2.2%
Cree, Inc.*(a)	166,933	6,729,069
Entegris, Inc.	171,023	5,951,600
Lattice Semiconductor Corp.*	488,946	2,723,429
Nanometrics, Inc.*	61,242	1,647,410
Semtech Corp.*	109,544	4,277,693

		21,329,201

Software — 2.2%
Bottomline Technologies de, Inc.*	70,482	2,731,178
CommVault Systems, Inc.*	102,458	5,860,598
Imperva, Inc.*	54,178	2,345,907
Monotype Imaging Holdings, Inc.	125,292	2,812,805
Verint Systems, Inc.*	183,402	7,812,925

		21,563,413

Specialty Retail — 3.4%
Aaron’s, Inc.	108,154	5,039,976
Abercrombie & Fitch Co. (Class A Stock)(a)	73,606	1,782,001
American Eagle Outfitters, Inc.	63,895	1,273,427
Burlington Stores, Inc.*	65,845	8,767,262
Children’s Place, Inc. (The)(a)	32,086	4,339,632
Hudson Ltd. (United Kingdom) (Class A Stock)*(a)	148,695	2,365,737
Lithia Motors, Inc. (Class A Stock)	56,822	5,711,747
National Vision Holdings, Inc.*	8,349	269,756
Urban Outfitters, Inc.*	84,082	3,107,671
Zumiez, Inc.*(a)	22,066	527,377

		33,184,586

Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	25,804	1,972,200
G-III Apparel Group Ltd.*	53,305	2,008,532
Wolverine World Wide, Inc.	63,794	1,843,647

		5,824,379

Thrifts & Mortgage Finance — 2.7%
MGIC Investment Corp.*	673,707	8,758,191
OceanFirst Financial Corp.(a)	145,027	3,879,472
Provident Financial Services, Inc.	153,665	3,932,287
Washington Federal, Inc.	171,864	5,946,494
WSFS Financial Corp.	74,779	3,581,914

		26,098,358

Trading Companies & Distributors — 2.5%
Beacon Roofing Supply, Inc.*	166,105	8,815,192
Foundation Building Materials, Inc.*	160,557	2,393,905
H&E Equipment Services, Inc.	93,490	3,598,430
Kaman Corp.	59,495	3,695,829
Univar, Inc.*	201,301	5,586,103

		24,089,459

A750

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUND — 0.6%
iShares Russell 2000 Value Index Fund(a) (cost $6,504,276)	52,150	$ 6,356,042

TOTAL LONG-TERM INVESTMENTS (cost $798,826,137)		968,180,234

SHORT-TERM INVESTMENTS — 21.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	5,431,843	5,431,843
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $200,745,784; includes $200,448,306 of cash collateral for securities on loan)(b)(w)	200,744,014	200,723,940

TOTAL SHORT-TERM INVESTMENTS (cost $206,177,627)		206,155,783

Value
TOTAL INVESTMENTS — 119.7%
(cost $1,005,003,764)	$1,174,336,017
Liabilities in excess of other assets — (19.7)%	(193,557,893)

NET ASSETS — 100.0%	$980,778,124

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $198,540,410; cash collateral of $200,448,306 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$22,854,188	$—	$—
Air Freight & Logistics	16,994,148	—	—
Airlines	5,954,189	—	—
Auto Components	8,332,456	—	—
Automobiles	1,870,750	—	—
Banks	191,521,804	—	—
Biotechnology	5,439,574	—	—
Building Products	1,917,969	—	—
Capital Markets	15,554,215	—	—
Chemicals	15,557,297	—	—
Commercial Services & Supplies	14,057,707	—	—
Communications Equipment	14,269,036	—	—
Construction & Engineering	7,034,482	—	—
Construction Materials	5,487,216	—	—
Containers & Packaging	5,778,180	—	—
Diversified Consumer Services	5,351,883	—	—
Electric Utilities	30,237,759	—	—
Electronic Equipment, Instruments & Components	26,396,161	—	—
Energy Equipment & Services	8,750,715	—	—
Equity Real Estate Investment Trusts (REITs)	69,817,600	—	—
Food & Staples Retailing	1,493,840	—	—
Food Products	10,028,037	—	—
Gas Utilities	16,634,109	—	—
Health Care Equipment & Supplies	22,916,340	—	—

A751

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Health Care Providers & Services	$9,745,743	$—	$—
Health Care Technology	8,490,619	—	—
Hotels, Restaurants & Leisure	34,078,764	—	—
Household Durables	14,683,153	—	—
Insurance	43,412,119	—	—
Internet Software & Services	4,063,451	—	—
IT Services	12,110,569	—	—
Life Sciences Tools & Services	1,617,593	—	—
Machinery	43,886,102	—	—
Media	11,564,320	—	—
Metals & Mining	16,518,225	—	—
Mortgage Real Estate Investment Trusts (REITs)	18,369,087	—	—
Multiline Retail	335,525	—	—
Oil, Gas & Consumable Fuels	58,435,947	—	—
Pharmaceuticals	3,018,622	—	—
Professional Services	3,981,087	—	—
Real Estate Management & Development	4,914,317	—	—
Road & Rail	16,259,898	—	—
Semiconductors & Semiconductor Equipment	21,329,201	—	—
Software	21,563,413	—	—
Specialty Retail	33,184,586	—	—
Textiles, Apparel & Luxury Goods	5,824,379	—	—
Thrifts & Mortgage Finance	26,098,358	—	—
Trading Companies & Distributors	24,089,459	—	—
Unaffiliated Exchange Traded Fund	6,356,042	—	—
Affiliated Mutual Funds	206,155,783	—	—

Total	$1,174,336,017	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A752

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

				Principal Amount (000)#	Value
REPURCHASE AGREEMENT(m) —5.7%
TD Securities (USA), 1.810%, dated 03/29/18, due 04/02/18 in the amount of $42,210,511				42,202	$42,202,000

	Interest Rate		Maturity Date
U.S. GOVERNMENT AGENCY OBLIGATIONS — 76.1%
Federal Farm Credit Bank, 1 Month LIBOR + (0.100)%	1.611%	(c)	08/08/18	13,000	13,001,354
Federal Farm Credit Bank(n)	1.646%		05/31/18	10,000	9,973,122
Federal Farm Credit Bank, 1 Month LIBOR + (0.110)%	1.667%	(c)	01/15/19	9,000	9,000,000
Federal Farm Credit Bank(n)	1.768%		06/29/18	14,000	13,939,769
Federal Farm Credit Bank, 1 Month LIBOR + 0.040%	1.780%	(c)	08/10/18	17,000	17,011,974
Federal Farm Credit Bank, 1 Month LIBOR + (0.100)%	1.783%	(c)	04/04/19	22,000	21,997,800
Federal Farm Credit Bank, 1 Month LIBOR + (0.020)%	1.802%	(c)	04/20/18	10,000	9,999,974
Federal Farm Credit Bank, 1 Month LIBOR + 0.020%	1.828%	(c)	05/17/18	1,710	1,710,299
Federal Home Loan Bank(n)	1.425%		04/11/18	20,000	19,992,900
Federal Home Loan Bank(n)	1.573%		04/16/18	10,000	9,993,894
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%	1.606%	(c)	02/04/19	11,000	11,000,000
Federal Home Loan Bank(n)	1.609%		04/25/18	3,000	2,996,924
Federal Home Loan Bank(n)	1.611%		05/02/18	18,000	17,975,895
Federal Home Loan Bank, 1 Month LIBOR + (0.130)%	1.615%	(c)	12/10/18	12,000	12,000,000
Federal Home Loan Bank(n)	1.637%		05/18/18	14,000	13,970,841
Federal Home Loan Bank(n)	1.644%		05/04/18	14,000	13,979,591
Federal Home Loan Bank(n)	1.644%		05/11/18	7,090	7,077,403
Federal Home Loan Bank(n)	1.651%		04/04/18	5,000	4,999,542
Federal Home Loan Bank(n)	1.681%		04/10/18	15,300	15,294,288
Federal Home Loan Bank, 1 Month LIBOR + (0.130)%	1.683%	(c)	09/17/18	10,000	10,000,000
Federal Home Loan Bank(n)	1.702%		04/25/18	29,700	29,667,743
Federal Home Loan Bank(n)	1.703%		04/30/18	9,000	8,988,100
Federal Home Loan Bank(n)	1.704%		05/25/18	7,000	6,982,480
Federal Home Loan Bank(n)	1.712%		04/20/18	18,000	17,984,610
Federal Home Loan Bank, 1 Month LIBOR + (0.170)%	1.717%	(c)	06/01/18	15,000	15,000,000
Federal Home Loan Bank(n)	1.717%		06/13/18	12,000	11,958,960
Federal Home Loan Bank(n)	1.723%		04/23/18	15,000	14,984,950
Federal Home Loan Bank(n)	1.723%		04/27/18	7,000	6,991,639
Federal Home Loan Bank(n)	1.727%		04/18/18	17,245	17,231,779
Federal Home Loan Bank(n)	1.735%		05/09/18	7,000	6,987,554
Federal Home Loan Bank, 1 Month LIBOR + (0.100)%	1.741%	(c)	12/21/18	19,000	19,000,000
Federal Home Loan Bank(n)	1.748%		06/15/18	9,000	8,967,810
Federal Home Loan Bank(n)	1.755%		05/16/18	14,000	13,970,056
Federal Home Loan Bank(n)	1.764%		06/27/18	8,000	7,966,441
Federal Home Loan Bank(n)	1.788%		06/13/18	13,000	12,953,720
Federal Home Loan Bank(n)	1.808%		06/22/18	9,000	8,963,550
Federal Home Loan Bank, 1 Month LIBOR + (0.060)%	1.817%	(c)	03/28/19	10,000	10,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.250)%	1.491%	(c)	07/24/18	1,545	1,544,856

A753

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.100)%	1.611%	(c)	08/08/19	9,000	$9,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.170)%	1.643%	(c)	05/18/18	15,000	15,000,000
Federal Home Loan Mortgage Corp.(n)	1.647%		06/04/18	9,000	8,974,170
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.160)%	1.648%	(c)	07/19/18	18,000	18,000,000
Federal Home Loan Mortgage Corp.(n)	1.683%		04/18/18	9,000	8,993,280
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.150)%	1.691%	(c)	08/21/18	9,000	9,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.130)%	1.750%	(c)	11/27/18	9,000	9,000,000
Federal National Mortgage Assoc.(n)	1.743%		06/13/18	10,000	9,965,300
Federal National Mortgage Assoc.(n)	1.756%		06/04/18	8,000	7,975,500
Federal National Mortgage Assoc.(n)	1.777%		06/20/18	9,000	8,965,062

					560,933,130

U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Bills(n)	1.613%		04/12/18	9,000	8,995,974
U.S. Treasury Bills(n)	1.625%		04/12/18	2,000	1,999,098
U.S. Treasury Bills(n)	1.646%		05/24/18	9,000	8,978,667
U.S. Treasury Bills(n)	1.652%		04/12/18	5,000	4,997,708
U.S. Treasury Bills(n)	1.654%		06/07/18	9,000	8,972,816
U.S. Treasury Bills(n)	1.657%		06/07/18	5,000	4,984,875
U.S. Treasury Bills(n)	1.667%		06/07/18	5,000	4,984,783
U.S. Treasury Bills(n)	1.675%		06/14/18	9,000	8,969,568
U.S. Treasury Bills(n)	1.712%		04/26/18	3,000	2,996,580
U.S. Treasury Bills(n)	1.714%		06/14/18	9,000	8,968,856
U.S. Treasury Bills(n)	1.717%		04/26/18	4,000	3,995,427
U.S. Treasury Bills(n)	1.717%		06/21/18	9,000	8,965,800
U.S. Treasury Bills(n)	1.722%		04/19/18	9,000	8,992,690
U.S. Treasury Bills(n)	1.732%		04/26/18	3,000	2,996,540
U.S. Treasury Bills(n)	1.738%		06/28/18	9,000	8,962,362
U.S. Treasury Bills(n)	1.739%		04/26/18	3,000	2,996,526
U.S. Treasury Bills(n)	1.740%		04/19/18	9,000	8,992,616
U.S. Treasury Bills(n)	1.741%		04/19/18	14,000	13,988,507
U.S. Treasury Bills(n)	1.749%		06/28/18	5,000	4,978,957
U.S. Treasury Bills(n)	1.761%		06/28/18	6,000	5,974,582
U.S. Treasury Bills(n)	1.768%		06/28/18	5,000	4,978,727
U.S. Treasury Bills(n)	1.769%		06/28/18	3,000	2,987,233
U.S. Treasury Notes	0.625%		06/30/18	10,000	9,971,589
U.S. Treasury Notes	1.000%		05/31/18	10,000	9,987,928

					163,618,409

TOTAL INVESTMENTS — 104.0% (amortized cost $766,753,539)					766,753,539
Liabilities in excess of other assets — (4.0)%					(29,518,306)

NET ASSETS — 100.0%					$737,235,233

A754

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(m)	Repurchase agreement is collateralized by a U.S. Treasury Securities (coupon rates 1.375% - 2.125%, maturity dates 02/28/19 - 02/15/ 25), with the aggregate value, including accrued interest, of $43,046,100.

(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$42,202,000	$—
U.S. Government Agency Obligations	—	560,933,130	—
U.S. Treasury Obligations	—	163,618,409	—

Total	$—	$766,753,539	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A755

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.6%

ASSET-BACKED SECURITIES — 3.3%

Collateralized Loan Obligations(c)
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.890%, 144A	2.612%		04/15/27	5,000	$ 5,006,463
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 3 Month LIBOR + 0.800%, 144A	2.522%		07/15/27	3,750	3,752,048
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.972%		10/15/26	3,500	3,502,823
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.009%		05/15/26	5,699	5,701,017
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.050%, 144A	2.795%		07/20/27	5,000	5,001,285
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 3 Month LIBOR + 0.880%, 144A	2.602%		07/15/27	5,000	4,999,916
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.881%		01/17/31	2,000	2,007,645

TOTAL ASSET-BACKED SECURITIES (cost $29,957,829)					29,971,197

BANK LOANS — 3.2%

Aerospace & Defense — 0.0%
MacDonald, Dettwiler and Associates Ltd., Initial Term B Loan, 1 Month LIBOR + 2.750%	4.630%	(c)	10/04/24	165	164,940

Biotechnology — 0.0%
Concordia Healthcare Corp., Dollar Term Loan, 1 Month LIBOR + 4.250%	6.127%	(c)	10/21/21	192	171,509

Commercial Services — 0.1%
FGI Operating Company LLC, Term B Loan	—%	(p)	04/19/19	108	30,240
Syniverse Holdings, Inc., Tranche C Term Loan, 1 Month LIBOR + 5.000%	6.718%	(c)	03/09/23	558	564,390

					594,630

Electronics — 0.1%
SIG Combibloc US Acquisition, Inc., Repriced Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	4.627%	(c)	03/11/22	46	44,861
SIG Combibloc US Acquisition, Inc., Repriced Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	4.627%	(c)	03/11/22	406	398,323

					443,184

Foods — 0.1%
Moran Foods LLC, Initial Term Loan, 1 Month LIBOR + 6.000%	7.877%	(c)	12/05/23	1,016	881,318

Internet Software & Services — 1.3%
Avaya, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.536%	(c)	12/15/24	449	451,961

A756

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Internet Software & Services (cont’d.)
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 3 Month LIBOR + 3.500%	5.802%	(c)	11/17/23	151	$ 152,219
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 3 Month LIBOR + 3.500%	5.802%	(c)	12/01/23	65	65,237
McAfee, LLC, Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.377%	(c)	09/30/24	5,224	5,272,070
McAfee, LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.377%	(c)	09/29/25	5,150	5,201,499
Quest Software US Holdings, Inc., 2017 Incremental Term Loan (First Lien), 3 Month LIBOR + 5.500%	7.272%	(c)	10/31/22	32	32,489
Quest Software US Holdings, Inc., 2017 Incremental Term Loan (First Lien), 3 Month LIBOR + 5.500%	7.272%	(c)	10/31/22	38	38,671
Quest Software US Holdings, Inc., 2017 Incremental Term Loan (First Lien), 3 Month LIBOR + 5.500%	7.272%	(c)	10/31/22	44	44,569
Quest Software US Holdings, Inc., 2017 Incremental Term Loan (First Lien), 3 Month LIBOR + 5.500%	7.272%	(c)	10/31/22	105	107,010
Quest Software US Holdings, Inc., 2017 Incremental Term Loan (First Lien), 3 Month LIBOR + 5.500%	7.272%	(c)	10/31/22	118	119,509

					11,485,234

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 4.000%^	5.670%	(c)	11/30/23	377	380,215

Media — 0.2%
Clear Channel Communications, Tranche D Term Loan, 3 Month LIBOR + 6.750%	9.052%	(c)	01/30/19	1,563	1,242,751
Clear Channel Communications, Tranche E Term Loan, 3 Month LIBOR + 7.500%	9.802%	(c)	07/30/19	797	631,188

					1,873,939

Miscellaneous Manufacturing — 0.1%
Viskase Companies, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	5.552%	(c)	01/30/21	257	253,193
Viskase Companies, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	5.552%	(c)	01/30/21	303	298,359

					551,552

Oil & Gas — 0.8%
California Resources Corp., Term Loan (11/17), 1 Month LIBOR + 4.750%	6.572%	(c)	12/31/22	1,241	1,260,391
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.380%^	12.229%	(c)	12/31/21	2,253	2,523,808
Chesapeake Energy Corp, Class A Loan, 3 Month LIBOR + 7.500%	9.444%	(c)	08/23/21	1,356	1,437,480
Consol Energy, Inc., Initial Term B Loan, 3 Month LIBOR + 6.000%	7.990%	(c)	11/28/22	848	869,072
EGAMER LLC, Term Loan	—%	(p)	02/01/26	975	972,563
MEG Energy Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	5.810%	(c)	01/17/23	42	41,659
MEG Energy Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	5.810%	(c)	12/31/23	60	60,278

A757

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Oil & Gas (cont’d.)
Ultra Resources, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.000%	4.765%	(c)	04/12/24	49	$ 48,688
Ultra Resources, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.000%	4.765%	(c)	04/12/24	56	55,643
Ultra Resources, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.000%	4.765%	(c)	04/12/24	169	166,929

					7,436,511

Retail — 0.1%
Academy, Ltd., Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	5.735%	(c)	07/01/22	927	736,448
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	4.680%	(c)	03/11/22	247	198,119

					934,567

Software — 0.2%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.234%	(c)	06/13/25	1,075	1,063,802
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.250%	4.122%	(c)	07/08/22	463	463,880

					1,527,682

Technology — 0.1%
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.023%	(c)	11/01/24	625	647,396

Telecommunications — 0.1%
Cincinnati Bell, Inc., Tranche B Term Loan, 3 Month LIBOR + 3.750%	5.445%	(c)	10/02/24	354	356,286
Consolidated Communications, Inc., 2016 Initial Term Loan, 1 Month LIBOR + 3.000%	4.880%	(c)	10/05/23	302	297,116
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.377%	(c)	11/01/24	461	465,223
Securus Technologies Holdings, Inc., Initial Loan (Second Lien), 1 Month LIBOR + 8.250%	10.127%	(c)	11/01/25	132	133,320

					1,251,945

TOTAL BANK LOANS (cost $28,532,173)					28,344,622

CONVERTIBLE BONDS — 0.1%

Media — 0.1%
Liberty Interactive LLC, Sr. Unsec’d. Notes	3.750%		02/15/30	391	267,566
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	4.000%		11/15/29	549	387,045

					654,611

TOTAL CONVERTIBLE BONDS (cost $607,532)					654,611

CORPORATE BONDS — 89.3%

Advertising — 0.2%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%		10/01/22	850	535,499
Lamar Media Corp., Gtd. Notes	5.375%		01/15/24	67	69,010
Lamar Media Corp., Gtd. Notes	5.750%		02/01/26	383	396,884

A758

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Advertising (cont’d.)
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, Cash pays ((6 Month LIBOR + 14.000%)/(1 – Statutory Reserves)) or PIK 8.000%	15.844%	(c)	07/01/24	78	$ 77,270
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625%		02/15/24	725	726,885

					1,805,548

Aerospace & Defense — 0.5%
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.125%		10/01/24	520	529,099
Arconic, Inc., Sr. Unsec’d. Notes	6.750%		01/15/28	683	758,129
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	703	717,060
TransDigm, Inc., Gtd. Notes	6.375%		06/15/26	826	832,196
TransDigm, Inc., Gtd. Notes(a)	6.500%		07/15/24	450	461,250
TransDigm, Inc., Gtd. Notes	6.500%		05/15/25	367	370,670
Triumph Group, Inc., Gtd. Notes(a)	4.875%		04/01/21	572	559,130

					4,227,534

Agriculture — 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%		02/01/25	1,375	1,375,000

Airlines — 0.1%
United Continental Holdings, Inc., Gtd. Notes(a)	5.000%		02/01/24	698	690,148

Auto Manufacturers — 0.7%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%		04/15/23	1,025	1,050,625
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.500%		10/01/27	620	583,575
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750%		08/01/22	525	528,281
Navistar International Corp., Sr. Unsec’d. Notes, 144A(a)	6.625%		11/01/25	2,997	2,997,000
Tesla, Inc., Gtd. Notes, 144A(a)	5.300%		08/15/25	1,141	995,523

					6,155,004

Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%		08/15/26	1,325	1,252,125
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750%		10/01/27	855	805,838
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250%		04/01/25	1,847	1,842,383
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%		03/15/26	1,793	1,779,015
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.500%		04/01/27	1,201	1,200,999
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%		11/15/26	1,425	1,421,438
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750%		04/15/25	534	544,013
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%		06/01/26	1,100	1,143,999
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	4.875%		03/15/27	1,085	1,043,737
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%		05/31/26	1,015	987,088
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A	4.500%		09/15/23	1,150	1,115,500

A759

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A	4.750%	09/15/26	750	$ 722,813
Titan International, Inc., Sr. Sec’d. Notes, 144A(a)	6.500%	11/30/23	1,225	1,261,750

				15,120,698

Banks — 1.0%
Bank of America Corp., Jr. Sub. Notes	6.100%	12/29/49	308	324,169
Barclays Bank PLC (United Kingdom), Sub. Notes	7.625%	11/21/22	410	449,914
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%	08/15/22	1,655	1,694,306
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/07/25	257	263,122
CIT Group, Inc., Sub. Notes	6.125%	03/09/28	834	865,274
Citigroup, Inc., Jr. Sub. Notes	5.950%	07/29/49	300	308,819
Citigroup, Inc., Jr. Sub. Notes	6.125%	12/29/49	370	389,277
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.500%	12/29/49	680	707,200
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.625%	12/29/49	225	244,406
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%	12/19/23	250	266,320
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%	06/10/23	2,395	2,542,608
Societe Generale SA (France), Jr. Sub. Notes, 144A	7.375%	12/29/49	650	691,438

				8,746,853

Biotechnology — 0.1%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A(a)	9.000%	04/01/22	1,019	922,195
Concordia International Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000%	04/15/23	1,215	78,975

				1,001,170

Building Materials — 1.7%
Airxcel, Inc., Sr. Sec’d. Notes, 144A	8.500%	02/15/22	232	250,849
American Woodmark Corp., Gtd. Notes, 144A	4.875%	03/15/26	580	566,225
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	1,170	1,199,835
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.125%	05/05/25	887	922,657
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750%	04/16/26	1,675	1,845,348
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,725	2,736,036
Hardwoods Acquisition, Inc., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	1,065	969,150
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750%	01/15/28	705	663,370
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	2,810	2,866,200
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.125%	06/01/25	587	569,390
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24	2,301	2,387,288

				14,976,348

A760

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals — 3.6%
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	675	$ 683,438
Ashland LLC, Gtd. Notes	6.875%	05/15/43	1,550	1,673,999
Blue Cube Spinco, Inc., Gtd. Notes	10.000%	10/15/25	201	236,175
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	828	788,669
Chemours Co. (The), Gtd. Notes	5.375%	05/15/27	650	651,625
Chemours Co. (The), Gtd. Notes(a)	6.625%	05/15/23	1,825	1,916,249
Chemours Co. (The), Gtd. Notes(a)	7.000%	05/15/25	1,467	1,584,358
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750%	08/15/24	1,662	1,653,192
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250%	06/15/23	2,653	2,824,649
Hexion, Inc., Sec’d. Notes, 144A	13.750%	02/01/22	1,880	1,598,000
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	727	677,928
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22	2,115	2,046,263
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(a)	9.000%	11/15/20	900	679,500
Huntsman International LLC, Gtd. Notes(a)	5.125%	11/15/22	234	241,605
Ingevity Corp., Sr. Unsec’d. Notes, 144A	4.500%	02/01/26	262	252,175
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000%	04/15/25	275	284,625
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	1,410	1,353,177
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	2,950	2,802,500
Olin Corp., Sr. Unsec’d. Notes	5.000%	02/01/30	200	191,500
Platform Specialty Products Corp., Gtd. Notes, 144A(a)	5.875%	12/01/25	1,475	1,441,813
PQ Corp., Gtd. Notes, 144A	5.750%	12/15/25	289	286,110
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	2,215	2,342,363
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	2,640	2,652,408
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Gtd. Notes, 144A	5.375%	09/01/25	429	421,493
Tronox Finance LLC, Gtd. Notes, 144A(a)	7.500%	03/15/22	995	1,032,910
Tronox Finance PLC, Gtd. Notes, 144A	5.750%	10/01/25	401	389,973
Valvoline, Inc., Gtd. Notes(a)	4.375%	08/15/25	380	369,075
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750%	07/15/25	832	829,920
Versum Materials, Inc., Gtd. Notes, 144A	5.500%	09/30/24	194	200,305

				32,105,997

Coal — 0.2%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., Gtd. Notes, 144A	7.500%	05/01/25	825	866,249
Peabody Energy Corp., Sr. Sec’d. Notes, 144A	6.000%	03/31/22	134	136,680
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/01/24	690	702,075

				1,705,004

Commercial Services — 3.2%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	12.000%	12/15/22	604	673,459
ADT Corp. (The), Sr. Sec’d. Notes(a)	4.125%	06/15/23	1,579	1,484,258
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	900	872,999
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.125%	08/15/25	600	575,999
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.375%	08/15/27	400	379,999

A761

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	5.500%	04/01/23	100	$ 99,749
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.250%	03/15/25	275	261,938
Booz Allen Hamilton, Inc., Gtd. Notes, 144A	5.125%	05/01/25	338	329,549
Brink’s Co. (The), Gtd. Notes, 144A	4.625%	10/15/27	274	254,135
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	05/15/25	2,734	2,863,865
Gartner, Inc., Gtd. Notes, 144A	5.125%	04/01/25	236	236,000
Hertz Corp. (The), Gtd. Notes	7.375%	01/15/21	185	183,381
Hertz Corp. (The), Gtd. Notes, 144A	5.500%	10/15/24	205	173,225
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25	6,375	6,837,188
Live Nation Entertainment, Inc., Gtd. Notes, 144A	4.875%	11/01/24	272	265,200
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.625%	03/15/26	107	108,338
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	894	893,303
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec’d. Notes, 144A	9.250%	05/15/23	1,262	1,367,604
Sotheby’s, Gtd. Notes, 144A	4.875%	12/15/25	550	522,445
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	38	37,810
Team Health Holdings, Inc., Gtd. Notes, 144A(a)	6.375%	02/01/25	1,218	1,044,557
United Rentals North America, Inc., Gtd. Notes	4.625%	10/15/25	410	398,725
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	3,969	3,830,085
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	65	66,544
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	1,835	1,848,763
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	305	317,520
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	2,660	2,766,400

				28,693,038

Computers — 1.4%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	716	735,690
Dell International LLC/EMC Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	1,550	1,657,679
Diebold Nixdorf, Inc., Gtd. Notes	8.500%	04/15/24	724	762,010
Everi Payments, Inc., Gtd. Notes, 144A	7.500%	12/15/25	975	989,625
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A(a)	10.000%	07/15/23	4,096	4,142,080
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	6.875%	03/01/20	150	151,875
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	8.375%	08/15/22	313	318,478
West Corp., Gtd. Notes, 144A(a)	8.500%	10/15/25	2,935	2,839,613
Western Digital Corp., Gtd. Notes	4.750%	02/15/26	696	694,469

				12,291,519

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp., Gtd. Notes	6.250%	08/01/24	558	343,868

Distribution/Wholesale — 0.5%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	1,115	1,109,425
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	1,455	1,465,913
H&E Equipment Services, Inc., Gtd. Notes	5.625%	09/01/25	1,462	1,474,793
HD Supply, Inc., Gtd. Notes, 144A	5.750%	04/15/24	336	353,959

A762

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Distribution/Wholesale (cont’d.)
Univar USA, Inc., Gtd. Notes, 144A(a)	6.750%		07/15/23	258	$ 266,063

					4,670,153

Diversified Financial Services — 2.2%
Aircastle Ltd., Sr. Unsec’d. Notes	5.000%		04/01/23	315	324,844
Aircastle Ltd., Sr. Unsec’d. Notes	5.125%		03/15/21	232	237,799
Aircastle Ltd., Sr. Unsec’d. Notes	7.625%		04/15/20	95	101,649
Alliance Data Systems Corp., Gtd. Notes, MTN, 144A	5.875%		11/01/21	240	244,799
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	540	658,800
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.625%		03/30/25	1,342	1,325,225
Ally Financial, Inc., Sr. Unsec’d. Notes	5.125%		09/30/24	680	694,449
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	918	904,229
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	4.890%	(cc)	12/21/65	1,706	1,667,615
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes, 144A	5.250%		10/01/25	218	206,555
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Sr. Unsec’d. Notes, 144A	5.250%		03/15/22	229	229,000
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%		09/15/25	2,295	2,265,624
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%		07/01/21	472	479,080
Navient Corp., Sr. Unsec’d. Notes	6.625%		07/26/21	650	675,188
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	6.125%		03/25/24	450	448,313
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,350	1,434,375
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	1,345	1,341,638
Springleaf Finance Corp., Gtd. Notes	5.625%		03/15/23	1,280	1,257,600
Springleaf Finance Corp., Gtd. Notes	6.125%		05/15/22	165	167,739
Springleaf Finance Corp., Gtd. Notes	6.875%		03/15/25	1,530	1,535,738
Springleaf Finance Corp., Gtd. Notes	7.750%		10/01/21	91	98,508
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750%		06/01/25	1,025	1,023,719
Travelport Corporate Finance PLC, Sr. Sec’d. Notes, 144A	6.000%		03/15/26	1,380	1,385,175
VFH Parent LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750%		06/15/22	750	792,188

					19,499,849

Electric — 4.7%
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25	490	506,538
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%		06/01/26	590	569,349
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23	1,950	1,866,735
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	3,825	3,480,748
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25	1,575	1,441,125
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	975	1,006,688
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	2,600	2,817,749
Dynegy, Inc., Gtd. Notes(a)	5.875%		06/01/23	750	768,900
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22	2,870	3,024,263
Dynegy, Inc., Gtd. Notes	7.625%		11/01/24	3,965	4,277,244
Dynegy, Inc., Gtd. Notes	8.034%		02/02/24	1,311	1,369,682
Dynegy, Inc., Gtd. Notes, 144A	8.000%		01/15/25	620	674,251
Dynegy, Inc., Gtd. Notes, 144A	8.125%		01/30/26	634	699,778
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)	7.875%		06/15/17	4,715	3,889,875
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	9.500%		10/15/18	925	749,250
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)	9.875%		10/15/20	5,645	4,544,225
Miran Mid-Atlantic Series C Pass-Through Trust, Pass-Through Certificates	10.060%		12/30/28	1,218	1,217,868

A763

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
NextEra Energy Operating Partners LP, Gtd. Notes, 144A	4.250%	09/15/24	70	$ 67,900
NextEra Energy Operating Partners LP, Gtd. Notes, 144A	4.500%	09/15/27	275	259,188
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	13	13,386
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24	686	706,580
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	1,198	1,224,956
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	2,375	2,512,275
NRG Energy, Inc., Gtd. Notes, 144A(a)	5.750%	01/15/28	1,275	1,246,313
NRG REMA LLC, Pass-Through Certificates	9.681%	07/02/26	2,565	1,526,175
NRG Yield Operating LLC, Gtd. Notes(a)	5.000%	09/15/26	360	353,700
Red Oak Power LLC, Sr. Sec’d. Notes	9.200%	11/30/29	100	114,249
Talen Energy Supply LLC, Gtd. Notes	6.500%	06/01/25	825	581,625
Talen Energy Supply LLC, Gtd. Notes, 144A(a)	9.500%	07/15/22	165	160,050
Terraform Global Operating LLC, Gtd. Notes, 144A	6.125%	03/01/26	145	146,088
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes	—%	12/31/18	3,975	29,811
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes	—%	10/10/99	6,875	51,561

				41,898,125

Electrical Components & Equipment — 0.1%
General Cable Corp., Gtd. Notes	5.750%	10/01/22	500	513,125
WESCO Distribution, Inc., Gtd. Notes	5.375%	06/15/24	339	340,271

				853,396

Electronics — 0.0%
Itron, Inc., Gtd. Notes, 144A	5.000%	01/15/26	455	448,312

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, Gtd. Notes, 144A	4.250%	01/31/23	418	401,803
TerraForm Power Operating LLC, Gtd. Notes, 144A	5.000%	01/31/28	615	583,481

				985,284

Engineering & Construction — 0.8%
AECOM, Gtd. Notes	5.125%	03/15/27	2,742	2,641,093
AECOM, Gtd. Notes(a)	5.875%	10/15/24	1,025	1,072,406
MasTec, Inc., Gtd. Notes(a)	4.875%	03/15/23	666	659,340
Pisces Midco, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/15/26	725	725,000
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	1,025	1,113,406
Tutor Perini Corp., Gtd. Notes, 144A(a)	6.875%	05/01/25	950	978,500

				7,189,745

Entertainment — 3.1%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.750%	06/15/25	843	830,354
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875%	11/15/26	3,005	2,952,413
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	6.125%	05/15/27	241	237,409
Boyne USA, Inc., Sec’d. Notes, 144A	7.250%	05/01/25	471	483,364
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250%	10/15/25	1,075	1,030,581
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	930	967,199
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000%	03/15/22	294	296,939

A764

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	195	$ 197,681
Chukchansi Economic Development Authority, Sec’d. Notes, 144A	9.750%	05/30/20	635	403,350
Churchill Downs, Inc., Gtd. Notes, 144A	4.750%	01/15/28	670	631,475
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	376	371,225
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	02/15/23	692	709,300
Eldorado Resorts, Inc., Gtd. Notes	6.000%	04/01/25	511	518,665
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	1,270	1,343,660
EMI Music Publishing Group North America Holdings, Inc., Gtd. Notes, 144A	7.625%	06/15/24	480	519,600
Gateway Casinos & Entertainment Ltd. (Canada), Sec’d. Notes, 144A	8.250%	03/01/24	345	366,778
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	325	336,690
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	805	862,356
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	725	768,500
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	600	606,000
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	1,790	1,615,475
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27	450	433,823
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625%	05/01/24	1,750	1,828,750
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	02/01/25	298	306,568
Scientific Games International, Inc., Gtd. Notes(a)	6.625%	05/15/21	2,225	2,277,844
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	4,075	4,388,265
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	5.000%	10/15/25	829	806,203
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875%	07/31/24	412	401,185
WMG Acquisition Corp., Gtd. Notes, 144A	5.500%	04/15/26	280	281,400
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.875%	11/01/24	71	70,468
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/23	479	479,599
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22	544	556,240

				27,879,359

Environmental Control — 0.0%
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	230	225,399
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	07/01/25	85	82,449

				307,848

Food Service — 0.0%
Aramark Services, Inc., Gtd. Notes, 144A	5.000%	02/01/28	377	368,989

Foods — 2.7%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes	5.750%	03/15/25	3,131	2,670,116
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes(a)	6.625%	06/15/24	2,652	2,376,855
Dole Food Co., Inc., Sr. Sec’d. Notes, 144A	7.250%	06/15/25	607	622,175
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,185	1,182,038
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750%	06/15/23	165	164,951

A765

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25	2,832	$2,640,840
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.875%	07/15/24	2,816	2,746,445
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	6.750%	02/15/28	695	667,200
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	2,340	2,357,550
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	297	299,228
New Albertsons LP, Sr. Unsec’d. Notes	8.000%	05/01/31	155	127,488
New Albertsons LP, Sr. Unsec’d. Notes	8.700%	05/01/30	920	811,899
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes, 144A	5.875%	09/30/27	2,048	1,929,831
Post Holdings, Inc., Gtd. Notes, 144A	5.000%	08/15/26	609	578,550
Post Holdings, Inc., Gtd. Notes, 144A	5.750%	03/01/27	1,117	1,111,415
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	6.750%	06/01/21	1,348	1,327,780
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	3,199	3,079,038

				24,693,399

Forest Products & Paper — 0.1%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.750%	07/15/23	115	116,725
Clearwater Paper Corp., Gtd. Notes, 144A(a)	5.375%	02/01/25	600	569,999

				686,724

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	623	601,194
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	925	919,219
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750%	05/20/27	238	227,588
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	998	975,546

				2,723,547

Healthcare-Products — 0.7%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000%	10/01/24	425	422,875
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	1,100	1,190,750
Hologic, Inc., Gtd. Notes, 144A	4.375%	10/15/25	209	201,685
Hologic, Inc., Gtd. Notes, 144A	4.625%	02/01/28	111	106,560
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	2,503	1,914,795
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	2,435	1,890,169
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.625%	10/15/23	161	128,800

				5,855,634

Healthcare-Services — 5.1%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	120	119,999
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	1,750	1,771,875
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	261	263,608
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	760	790,399
Centene Corp., Sr. Unsec’d. Notes	4.750%	01/15/25	340	331,499
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	505	518,888
Centene Corp., Sr. Unsec’d. Notes	6.125%	02/15/24	700	728,489

A766

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	9,981	$5,776,504
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	785	639,774
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21	603	560,789
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	553	509,451
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	360	347,958
DaVita, Inc., Gtd. Notes	5.125%	07/15/24	564	550,605
DaVita, Inc., Gtd. Notes	5.750%	08/15/22	225	230,934
Encompass Health Corp., Gtd. Notes	5.125%	03/15/23	425	430,313
Envision Healthcare Corp., Gtd. Notes	5.625%	07/15/22	184	184,827
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	900	895,500
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	660	693,000
HCA, Inc., Gtd. Notes	5.375%	02/01/25	4,847	4,859,118
HCA, Inc., Gtd. Notes	5.875%	05/01/23	1,090	1,128,150
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26	1,660	1,689,050
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,030	1,131,713
HCA, Inc., Gtd. Notes	7.500%	12/15/23	750	823,125
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	490	493,675
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	328	331,280
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	350	338,188
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	200	211,750
Kindred Healthcare, Inc., Gtd. Notes	8.750%	01/15/23	150	158,625
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125%	06/01/24	1,003	1,035,598
Polaris Intermediate Corp., Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A	8.500%	12/01/22	630	642,606
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	1,175	1,192,625
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	6.750%	07/01/25	950	921,500
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	625	651,563
Tenet Healthcare Corp., First Lien	6.000%	10/01/20	375	387,675
Tenet Healthcare Corp., Sec’d. Notes, 144A(a)	5.125%	05/01/25	1,127	1,083,329
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	125	122,813
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	465	460,931
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(a)	4.625%	07/15/24	751	721,899
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	247	254,410
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	2,506	2,452,747
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	6,211	6,474,968
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/25	2,782	2,736,793
WellCare Health Plans, Inc., Sr. Unsec’d. Notes	5.250%	04/01/25	449	450,684

				46,099,227

Home Builders — 2.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	1,000	974,999
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	525	536,272
Beazer Homes USA, Inc., Gtd. Notes	6.750%	03/15/25	650	643,499
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	66	68,228
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	600	607,499
Lennar Corp., Gtd. Notes	4.500%	04/30/24	320	313,600
Lennar Corp., Gtd. Notes	4.750%	05/30/25	825	812,625
Lennar Corp., Gtd. Notes, 144A	4.750%	11/29/27	1,429	1,368,268

A767

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Lennar Corp., Gtd. Notes, 144A	5.250%	06/01/26	159	$157,013
Lennar Corp., Gtd. Notes, 144A	5.875%	11/15/24	486	503,010
M/I Homes, Inc., Gtd. Notes	5.625%	08/01/25	575	559,734
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	900	925,875
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	10/01/25	1,485	1,499,850
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	500	513,750
Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27	975	921,375
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	1,025	1,050,779
Meritage Homes Corp., Gtd. Notes, 144A	6.000%	06/01/25	875	897,006
New Home Co., Inc. (The), Gtd. Notes	7.250%	04/01/22	1,068	1,108,051
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	1,525	1,482,605
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	675	682,594
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	225	224,933
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	1,150	1,187,030
Toll Brothers Finance Corp., Gtd. Notes	4.350%	02/15/28	360	336,600
Toll Brothers Finance Corp., Gtd. Notes	5.625%	01/15/24	260	270,400
William Lyon Homes, Inc., Gtd. Notes	5.875%	01/31/25	1,200	1,175,160
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	1,675	1,716,875

				20,537,630

Home Furnishings — 0.2%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26	1,365	1,313,813
Tempur Sealy International, Inc., Gtd. Notes	5.625%	10/15/23	540	541,782

				1,855,595

Household Products/Wares — 0.1%
Prestige Brands, Inc., Gtd. Notes, 144A	5.375%	12/15/21	335	336,675
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	652	665,040

				1,001,715

Housewares — 0.1%
American Greetings Corp., Sr. Unsec’d. Notes, 144A	7.875%	02/15/25	286	288,145
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250%	12/15/26	655	649,269

				937,414

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares, Gtd. Notes^(d)	—%	10/15/99	500	—

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	674	670,629
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%	03/07/87	285	352,688
Radian Group, Inc., Sr. Unsec’d. Notes	4.500%	10/01/24	109	106,548
Radian Group, Inc., Sr. Unsec’d. Notes	7.000%	03/15/21	211	228,144

				1,358,009

Internet — 0.4%
Netflix, Inc., Sr. Unsec’d. Notes	4.375%	11/15/26	177	167,265
Netflix, Inc., Sr. Unsec’d. Notes, 144A(a)	4.875%	04/15/28	495	475,992
Symantec Corp., Sr. Unsec’d. Notes, 144A(a)	5.000%	04/15/25	530	534,532

A768

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Internet (cont’d.)
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(a)	6.000%	04/01/23	320	$328,800
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	1,712	1,673,480

				3,180,069
Iron/Steel — 1.2%
AK Steel Corp., Gtd. Notes	6.375%	10/15/25	505	475,963
AK Steel Corp., Gtd. Notes(a)	7.000%	03/15/27	947	925,692
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	193	203,615
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.750%	03/01/21	76	79,989
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/25	895	973,313
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.500%	02/25/22	442	478,465
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.000%	03/01/41	98	113,925
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.250%	10/15/39	177	209,303
Cleveland-Cliffs, Inc., Gtd. Notes, 144A(a)	5.750%	03/01/25	2,010	1,919,549
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	207	205,930
Commercial Metals Co., Sr. Unsec’d. Notes	5.375%	07/15/27	181	178,285
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375%	05/01/22	2,625	2,700,469
Steel Dynamics, Inc., Gtd. Notes	4.125%	09/15/25	145	138,113
Steel Dynamics, Inc., Gtd. Notes(a)	5.000%	12/15/26	245	245,000
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23	395	399,938
Steel Dynamics, Inc., Gtd. Notes	5.500%	10/01/24	140	144,368
United States Steel Corp., Sr. Unsec’d. Notes	6.250%	03/15/26	1,450	1,446,376
United States Steel Corp., Sr. Unsec’d. Notes	6.875%	08/15/25	89	91,448

				10,929,741

Leisure Time — 0.4%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	1,025	1,083,938
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	850	850,000
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000%	02/15/28	1,836	1,744,200

				3,678,138

Lodging — 1.1%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	488	514,839
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.250%	09/01/24	290	281,300
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes	6.125%	12/01/24	155	164,688
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.625%	04/01/25	231	230,711
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875%	04/01/27	151	149,301
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	825	843,563
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A(a)	10.250%	11/15/22	1,175	1,280,750
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	1,985	2,049,513
MGM Resorts International, Gtd. Notes(a)	4.625%	09/01/26	330	314,325
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	116	121,800
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	1,050	1,127,112
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	890	890,000
Station Casinos LLC, Gtd. Notes, 144A	5.000%	10/01/25	344	326,800

A769

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Wyndham Hotels & Resorts, Inc., Gtd. Notes, 144A	5.375%	04/15/26	293	$293,000
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.150%	04/01/24	46	45,881
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.500%	04/01/27	74	73,505
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.100%	10/01/25	35	36,192
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500%	10/01/27	1,300	1,274,000

				10,017,280
Machinery-Construction & Mining — 0.2%
Terex Corp., Gtd. Notes, 144A	5.625%	02/01/25	338	338,423
Vertiv Group Corp., Sr. Unsec’d. Notes, 144A	9.250%	10/15/24	1,637	1,710,665

				2,049,088

Machinery-Diversified — 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	991	1,035,594
Cloud Crane LLC, Sec’d. Notes, 144A	10.125%	08/01/24	1,575	1,744,313
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875%	12/15/25	725	703,250
Tennant Co., Gtd. Notes	5.625%	05/01/25	500	510,000

				3,993,157

Media — 9.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	700	692,999
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	470	460,599
Altice France SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	1,966	1,921,726
Altice France SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	289	272,383
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	6,512	6,202,681
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.625%	02/15/25	275	235,125
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.750%	05/15/22	1,020	947,315
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	935	947,155
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	780	762,371
AMC Networks, Inc., Gtd. Notes	4.750%	08/01/25	463	446,161
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	495	489,144
Block Communications, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/25	775	779,325
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.000%	04/15/20	1,167	1,230,456
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	825	830,363
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	275	277,063
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	2,549	2,389,688
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	524	497,486
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	1,645	1,610,044

A770

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	1,711	$1,702,462
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	2,371	2,412,492
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	2,400	2,399,999
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	3,120	3,108,299
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.125%	12/15/21	1,710	1,707,863
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.500%	04/01/28	3,195	3,266,887
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	4,866	5,145,795
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	1,914	1,942,708
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	408	416,445
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	4,320	4,314,600
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	2,455	2,436,588
CSC Holdings LLC, Gtd. Notes, 144A(a)	5.375%	02/01/28	1,925	1,818,335
CSC Holdings LLC, Gtd. Notes, 144A(a)	5.500%	04/15/27	817	782,278
CSC Holdings LLC, Sr. Unsec’d. Notes	5.250%	06/01/24	175	166,469
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	267	278,014
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	161	167,950
DISH DBS Corp., Gtd. Notes(a)	5.000%	03/15/23	736	661,480
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	179	171,169
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	1,122	999,982
DISH DBS Corp., Gtd. Notes(a)	6.750%	06/01/21	1,688	1,698,549
DISH DBS Corp., Gtd. Notes(a)	7.750%	07/01/26	8,925	8,369,419
EW Scripps Co. (The), Gtd. Notes, 144A	5.125%	05/15/25	169	157,170
Gray Television, Inc., Gtd. Notes, 144A	5.125%	10/15/24	340	328,950
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	1,905	1,852,613
iHeartCommunications, Inc., Sr. Sec’d. Notes(d)	9.000%	12/15/19	188	148,285
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	231	238,364
Meredith Corp., Sr. Unsec’d. Notes, 144A(a)	6.875%	02/01/26	1,050	1,077,563
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625%	08/01/24	1,365	1,337,291
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	1,198	1,227,950
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625%	02/15/25	150	138,000
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	6.875%	02/15/23	980	948,150
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	200	205,000
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125%	02/15/27	325	301,438
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	27	26,798
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26	500	495,000
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23	315	309,976
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.000%	08/01/27	558	524,520
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.375%	04/15/25	475	471,438
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	205	212,934
TEGNA, Inc., Gtd. Notes, 144A	5.500%	09/15/24	255	260,100

A771

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	950	$963,063
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25	610	639,738
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	325	309,595
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125%	02/15/25	1,827	1,703,678
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	191	196,969
UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%	01/15/28	240	221,400
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	955	921,575
Viacom, Inc., Jr. Sub. Notes	5.875%	02/28/57	185	185,231
Viacom, Inc., Jr. Sub. Notes	6.250%	02/28/57	116	117,740
Viacom, Inc., Sr. Unsec’d. Notes	4.375%	03/15/43	175	156,820
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	445	459,463
Videotron Ltd. (Canada), Sr. Unsec’d. Notes, 144A	5.125%	04/15/27	100	98,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	198	189,585
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	400	406,000
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	850	792,625
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%	01/15/27	1,225	1,151,145

				83,734,034

Metal Fabricate/Hardware — 0.5%
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	1,750	1,715,000
Novelis Corp., Gtd. Notes, 144A	6.250%	08/15/24	595	609,875
TriMas Corp., Gtd. Notes, 144A	4.875%	10/15/25	400	387,000
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	1,810	1,991,000

				4,702,875

Mining — 2.5%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	537	574,589
Aleris International, Inc., Sr. Sec’d. Notes, 144A	9.500%	04/01/21	430	448,275
Constellium NV (Netherlands), Gtd. Notes, 144A	5.875%	02/15/26	950	935,749
Constellium NV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/25	1,848	1,871,100
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.500%	03/01/24	1,210	1,147,988
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.250%	05/15/22	1,510	1,510,000
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500%	04/01/25	1,100	1,083,500
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.750%	05/15/22	276	272,550
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	5.125%	05/15/24	279	275,161
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22	65	62,888
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875%	03/15/23	1,190	1,150,016
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.000%	11/14/21	767	763,165
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.550%	11/14/24	220	216,150
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34	92	87,427

A772

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Mining (cont’d.)
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	663	$609,761
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	593	604,119
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	7.250%	01/15/23	210	217,875
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	1,800	1,840,500
International Wire Group, Inc., Sec’d. Notes, 144A	10.750%	08/01/21	1,850	1,748,250
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	265	274,275
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250%	11/15/22	1,800	1,838,250
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	2,600	2,632,501
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%	02/01/43	380	361,950
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	310	319,300
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.125%	10/01/35	340	360,400
Tronox, Inc., Gtd. Notes, 144A	6.500%	04/15/26	1,595	1,595,000

				22,800,739

Miscellaneous Manufacturing — 1.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22	503	498,599
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	923	920,683
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	12/01/24	6,553	6,782,354
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	897	920,546
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	3,870	4,242,487
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875%	11/01/24	1,508	1,476,898
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A	6.000%	07/15/22	618	628,043
Koppers, Inc., Gtd. Notes, 144A	6.000%	02/15/25	133	135,886

				15,605,496

Oil & Gas — 8.9%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.875%	03/31/25	238	240,975
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(a)	7.875%	12/15/24	1,375	1,431,719
Antero Resources Corp., Gtd. Notes(a)	5.000%	03/01/25	1,825	1,829,563
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	740	745,549
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	1,100	1,119,249
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	1,075	1,096,499
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(a)	10.000%	04/01/22	3,207	3,463,559
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.875%	02/24/22	672	672,839
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	93,499
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	109	95,919
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	226	177,409
Carrizo Oil & Gas, Inc., Gtd. Notes(a)	6.250%	04/15/23	786	785,999
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375%	01/15/26	850	834,063
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	65	58,581
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000%	01/15/25	340	328,949
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000%	06/15/27	4,185	3,996,674
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	2,500	2,646,875

A773

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	353	$ 349,911
CNX Resources Corp., Gtd. Notes	5.875%	04/15/22	3,325	3,345,781
CNX Resources Corp., Gtd. Notes	8.000%	04/01/23	525	556,499
Continental Resources, Inc., Gtd. Notes	3.800%	06/01/24	253	243,513
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	66	66,743
Continental Resources, Inc., Gtd. Notes(a)	4.900%	06/01/44	862	825,365
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625%	10/15/25	1,700	1,682,999
Delek Logistics Partners LP, Gtd. Notes, 144A	6.750%	05/15/25	710	717,100
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000%	05/15/21	1,165	1,194,125
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875%	08/15/25	239	239,598
Diamondback Energy, Inc., Gtd. Notes	4.750%	11/01/24	109	107,774
Diamondback Energy, Inc., Gtd. Notes(a)	5.375%	05/31/25	925	939,338
Diamondback Energy, Inc., Gtd. Notes, 144A	5.375%	05/31/25	600	607,799
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28	1,100	1,095,875
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24	157	124,815
Ensco PLC, Sr. Unsec’d. Notes	5.200%	03/15/25	406	326,830
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	39	26,423
Ensco PLC, Sr. Unsec’d. Notes	7.750%	02/01/26	2,202	2,020,336
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes, 144A(a)	9.375%	05/01/24	1,268	901,865
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A(a)	8.000%	11/29/24	493	495,465
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625%	02/01/26	1,900	1,795,500
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	7.375%	05/15/24	1,465	1,530,925
Gulfport Energy Corp., Gtd. Notes(a)	6.000%	10/15/24	1,189	1,128,064
Gulfport Energy Corp., Gtd. Notes	6.375%	05/15/25	243	232,673
Gulfport Energy Corp., Gtd. Notes(a)	6.375%	01/15/26	200	190,000
Halcon Resources Corp., Gtd. Notes(a)	6.750%	02/15/25	1,525	1,498,313
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	484	476,740
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	1,475	1,460,250
Jones Energy Holdings LLC/Jones Energy Finance Corp., Sr. Sec’d. Notes, 144A	9.250%	03/15/23	700	666,750
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.500%	10/01/22	255	117,300
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	2,886	2,409,810
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	1,190	981,750
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(a)	6.500%	01/15/25	2,001	1,940,970
Nabors Industries, Inc., Gtd. Notes	5.100%	09/15/23	50	47,000
Nabors Industries, Inc., Gtd. Notes(a)	5.500%	01/15/23	413	403,753
Nabors Industries, Inc., Gtd. Notes, 144A(a)	5.750%	02/01/25	1,516	1,430,726
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.375%	01/01/26	1,100	1,135,750
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	5.250%	03/15/42	35	21,700
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	6.200%	08/01/40	232	153,120
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24	110	102,025
Noble Holding International Ltd. (United Kingdom), Gtd. Notes, 144A(a)	7.875%	02/01/26	535	526,975
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	255	197,625

A774

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A	5.375%	01/15/25	173	$ 172,568
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.000%	11/15/23	200	207,000
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.250%	06/15/25	425	441,469
Precision Drilling Corp. (Canada), Gtd. Notes	5.250%	11/15/24	117	109,688
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	548	552,110
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125%	01/15/26	948	938,520
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	97	93,366
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	392	391,510
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.625%	03/01/26	723	683,235
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	408	378,420
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	28	27,090
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	620	594,456
Range Resources Corp., Gtd. Notes	5.875%	07/01/22	3,640	3,658,200
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24	54	44,955
Rowan Cos., Inc., Gtd. Notes	4.875%	06/01/22	318	288,585
Rowan Cos., Inc., Gtd. Notes(a)	7.375%	06/15/25	139	130,313
RSP Permian, Inc., Gtd. Notes(a)	5.250%	01/15/25	1,450	1,498,938
Sanchez Energy Corp., Gtd. Notes	7.750%	06/15/21	248	228,160
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375%	09/30/25	1,728	1,650,240
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	8.250%	02/15/25	731	732,828
SM Energy Co., Sr. Unsec’d. Notes	5.000%	01/15/24	514	476,735
Southwestern Energy Co., Sr. Unsec’d. Notes	6.700%	01/23/25	711	690,026
Stone Energy Corp., Sec’d. Notes	7.500%	05/31/22	65	65,849
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(a)	4.875%	01/15/23	1,272	1,225,890
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	02/15/26	1,247	1,203,355
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.875%	03/15/28	89	85,996
Transocean, Inc., Gtd. Notes	6.800%	03/15/38	577	450,060
Transocean, Inc., Gtd. Notes	7.500%	04/15/31	420	370,125
Transocean, Inc., Gtd. Notes	9.350%	12/15/41	363	359,370
Transocean, Inc., Gtd. Notes, 144A	7.500%	01/15/26	1,891	1,862,635
Transocean, Inc., Gtd. Notes, 144A	9.000%	07/15/23	636	676,545
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	6.625%	02/15/25	186	173,445
Tullow Oil PLC (Ghana), Sr. Unsec’d. Notes, 144A	7.000%	03/01/25	340	340,000
Ultra Resources, Inc., Gtd. Notes, 144A(a)	6.875%	04/15/22	1,596	1,388,520
Ultra Resources, Inc., Gtd. Notes, 144A(a)	7.125%	04/15/25	536	442,200
Whiting Petroleum Corp., Gtd. Notes	6.250%	04/01/23	40	40,500
Whiting Petroleum Corp., Sr. Unsec’d. Notes, 144A(a)	6.625%	01/15/26	349	351,618
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22	1,050	1,078,875
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	7.500%	08/01/20	503	538,210
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	900	1,008,000

				79,583,398

Oil & Gas Exploration & Production — 0.0%
Penn VA Corp., Escrow Shares, Gtd. Notes^(d)	—%	04/15/19	135	169
Penn VA Corp., Escrow Shares, Notes^(d)	—%	05/01/20	610	763

				932

A775

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes	6.000%	10/01/22	336	$ 333,480
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	247	200,069
CSI Compressco LP/CSI Compressco Finance, Inc., Gtd. Notes	7.250%	08/15/22	349	328,059
CSI Compressco LP/CSI Compressco Finance, Inc., Sr. Sec’d. Notes, 144A	7.500%	04/01/25	160	161,599
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.250%	05/15/21	483	467,303
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.875%	04/01/22	469	489,856
Telford Offshore Ltd. (Cayman Islands), Sr. Sec’d. Notes	1.000%	02/12/24	456	359,048
Transocean Proteus Ltd., Sr. Sec’d. Notes, 144A	6.250%	12/01/24	379	385,531
USA Compression Partners LP/USA Compression Finance Corp., Sr. Unsec’d. Notes, 144A	6.875%	04/01/26	147	149,205
Weatherford International LLC, Gtd. Notes, 144A	9.875%	03/01/25	1,500	1,349,550
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	181	128,510
Weatherford International Ltd., Gtd. Notes	6.750%	09/15/40	133	96,093
Weatherford International Ltd., Gtd. Notes	9.875%	02/15/24	160	146,000

				4,594,303

Packaging & Containers — 1.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125%	09/15/23	2,025	2,098,406
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	2,325	2,473,219
Ball Corp., Gtd. Notes	4.875%	03/15/26	123	123,320
Ball Corp., Gtd. Notes	5.000%	03/15/22	275	284,625
Ball Corp., Gtd. Notes(a)	5.250%	07/01/25	416	428,479
Berry Global, Inc., Sec’d. Notes	5.125%	07/15/23	800	809,023
Berry Global, Inc., Sec’d. Notes, 144A	4.500%	02/15/26	272	257,379
BWAY Holding Co., Sr. Sec’d. Notes, 144A	5.500%	04/15/24	210	211,313
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875%	11/01/19	2,200	2,205,499
Crown Americas LLC/Crown Americas Capital Corp. VI, Gtd. Notes, 144A(a)	4.750%	02/01/26	281	271,868
Flex Acquisition Co., Inc., Sr. Unsec’d. Notes, 144A	6.875%	01/15/25	142	140,580
OI European Group BV, Gtd. Notes, 144A	4.000%	03/15/23	260	247,650
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.375%	01/15/25	600	602,250
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	114	119,985
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Gtd. Notes, 144A(a)	7.000%	07/15/24	1,100	1,151,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	5.750%	10/15/20	780	789,883
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes, 144A	5.125%	07/15/23	80	80,776
Sealed Air Corp., Gtd. Notes, 144A	5.125%	12/01/24	965	981,791

				13,277,609

A776

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals — 1.9%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	2,366	$ 1,786,330
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	761	546,018
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	1,764	1,446,480
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	2,600	1,969,500
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	439	380,833
NVA Holdings, Inc., Gtd. Notes, 144A	6.875%	04/01/26	700	705,251
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	371	324,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	277	264,535
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	3,351	2,957,224
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/21	550	551,375
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	1,500	1,505,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	9.000%	12/15/25	610	606,188
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	9.250%	04/01/26	1,019	1,015,128
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	5.500%	11/01/25	676	658,086
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	784	809,481
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%	03/15/24	405	422,213
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	1,375	1,522,813

				17,471,705

Pipelines — 2.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375%	09/15/24	700	705,249
Buckeye Partners LP, Jr. Sub. Notes	6.375%	01/22/78	295	291,975
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.875%	03/31/25	925	967,781
Cheniere Energy Partners LP, Sr. Sec’d. Notes, 144A	5.250%	10/01/25	235	231,769
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500%	03/15/26	880	867,901
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	5.750%	04/01/25	466	461,923
DCP Midstream Operating LP, Gtd. Notes(a)	3.875%	03/15/23	688	663,920
DCP Midstream Operating LP, Gtd. Notes	4.950%	04/01/22	128	128,640
DCP Midstream Operating LP, Gtd. Notes	5.600%	04/01/44	800	808,999
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450%	11/03/36	450	483,749
DCP Midstream Operating LP, Gtd. Notes, 144A	6.750%	09/15/37	390	429,000
Energy Transfer Equity LP, Sr. Sec’d. Notes	4.250%	03/15/23	341	330,770
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%	01/15/24	820	846,650
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%	06/15/24	189	178,133
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	381	375,285

A777

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	165	$ 169,331
Holly Energy Partners LP/Holly Energy Finance Corp., Gtd. Notes, 144A	6.000%	08/01/24	339	345,780
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	500	500,000
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A(a)	4.875%	08/15/27	1,220	1,201,700
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768%	12/15/37	1,200	1,452,000
NuStar Logistics LP, Gtd. Notes	5.625%	04/28/27	440	426,800
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes(a)	6.875%	05/15/23	226	228,825
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	575	595,131
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	2,775	3,200,630
SemGroup Corp., Gtd. Notes	7.250%	03/15/26	435	433,913
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%	07/15/22	140	135,800
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	331	312,795
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes(a)	5.500%	08/15/22	293	285,675
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.750%	04/15/25	207	197,168
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	1,510	1,536,425
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28	2,025	2,042,719
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	146	140,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.125%	02/01/25	99	98,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	927	933,953
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	6.750%	03/15/24	1,500	1,586,220
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.000%	01/15/28	245	233,669
TransMontaigne Partners LP/TLP Finance Corp., Gtd. Notes	6.125%	02/15/26	213	213,533
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	285	277,163
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.550%	06/24/24	50	50,349
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.750%	06/24/44	290	306,675
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%	01/15/31	40	48,675
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.750%	06/15/31	283	345,260

				25,070,598

Private Equity — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%	02/01/22	761	762,903
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.250%	02/01/22	203	206,553
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes(a)	6.375%	12/15/25	607	610,035
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.750%	02/01/24	166	168,905

				1,748,396

A778

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate — 0.8%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	2,229	$ 2,346,023
Five Point Operating Co. LP/Five Point Capital Corp., Sr. Unsec’d. Notes, 144A	7.875%	11/15/25	1,425	1,437,469
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750%	12/01/25	1,275	1,271,813
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250%	02/15/26	1,600	1,544,592
Kennedy-Wilson, Inc., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	243	240,874

				6,840,771

Real Estate Investment Trusts (REITs) — 0.8%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	5.000%	03/15/24	361	361,451
Equinix, Inc., Sr. Unsec’d. Notes(a)	5.375%	05/15/27	935	949,025
Equinix, Inc., Sr. Unsec’d. Notes(a)	5.875%	01/15/26	249	259,583
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	723	703,334
Iron Mountain, Inc., Gtd. Notes(a)	5.750%	08/15/24	690	668,438
Iron Mountain, Inc., Gtd. Notes, 144A	4.875%	09/15/27	348	322,770
Iron Mountain, Inc., Gtd. Notes, 144A	5.250%	03/15/28	264	248,490
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%	01/15/28	1,425	1,336,365
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes(a)	5.625%	05/01/24	205	211,150
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000%	10/15/27	950	931,285
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	1,050	1,046,063
SBA Communications Corp., Sr. Unsec’d. Notes	4.875%	09/01/24	400	392,000

				7,429,954

Retail — 4.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A(a)	4.250%	05/15/24	796	761,374
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000%	10/01/24	900	881,999
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	2,575	2,278,875
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	6.125%	03/15/20	318	181,259
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	9.000%	03/15/19	1,057	610,418
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	153	159,119
Dollar Tree, Inc., Gtd. Notes(a)	5.750%	03/01/23	450	469,721
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750%	06/15/23	400	364,000
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.500%	05/01/21	750	718,125
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.750%	01/15/22	1,000	947,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20	1,750	1,605,625
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20	575	527,563
Golden Nugget, Inc., Gtd. Notes, 144A(a)	8.750%	10/01/25	2,200	2,282,500
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	3,056	3,071,249
IRB Holding Corp., Gtd. Notes, 144A	6.750%	02/15/26	198	194,060
JC Penney Corp., Inc., Sec’d. Notes, 144A	8.625%	03/15/25	192	180,480
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A(a)	4.750%	06/01/27	465	447,563
L Brands, Inc., Gtd. Notes(a)	5.250%	02/01/28	931	877,468

A779

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	4,325	$ 4,152,000
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%	10/15/21	2,117	1,339,003
Party City Holdings, Inc., Gtd. Notes, 144A(a)	6.125%	08/15/23	165	168,094
Penske Automotive Group, Inc., Gtd. Notes	5.500%	05/15/26	907	891,128
PetSmart, Inc., Gtd. Notes, 144A	7.125%	03/15/23	4,705	2,670,087
PetSmart, Inc., Gtd. Notes, 144A	8.875%	06/01/25	340	193,800
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	2,852	2,060,571
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	1,535	1,197,300
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	2,975	2,997,313
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	350	350,875
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,975	1,952,782
Staples, Inc., Gtd. Notes, 144A	8.500%	09/15/25	1,915	1,771,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	1,325	1,275,313

				37,578,539

Semiconductors — 0.2%
Entegris, Inc., Gtd. Notes, 144A	4.625%	02/10/26	178	173,570
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	84	87,150
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	577	589,983
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	240	240,372
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	225	221,625
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	493	518,118

				1,830,818

Software — 3.2%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125%	07/15/21	8,675	8,664,156
Camelot Finance SA, Sr. Unsec’d. Notes, 144A	7.875%	10/15/24	600	626,249
CURO Financial Technologies Corp., Sr. Sec’d. Notes, 144A	12.000%	03/01/22	376	417,390
CURO Financial Technologies Corp., Sr. Sec’d. Notes, 144A	12.000%	03/01/22	92	100,509
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	5,094	5,347,172
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	1,103	1,109,894
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, Gtd. Notes, 144A(a)	10.000%	11/30/24	585	649,350
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A	7.125%	05/01/21	4,762	4,811,477
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	808	822,140
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	455	464,100
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	1,644	1,639,891
Nuance Communications, Inc., Gtd. Notes	5.625%	12/15/26	200	196,500
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	151	151,966
Quintiles IMS, Inc., Gtd. Notes, 144A	5.000%	10/15/26	300	298,908
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	1,315	1,298,563
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	1,500	1,552,500
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	10.500%	03/01/24	490	545,125

				28,695,890

A780

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications — 7.4%
Avaya, Inc., Escrow Shares, First Lien^(a)(d)	—%	04/01/19	1,282	$ 128
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875%	09/15/27	925	922,688
CB Escrow Corp., Sr. Unsec’d. Notes, 144A	8.000%	10/15/25	236	219,775
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%	04/01/20	515	518,863
CenturyLink, Inc., Sr. Unsec’d. Notes	5.800%	03/15/22	150	146,438
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	6.450%	06/15/21	2,320	2,366,398
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	6.750%	12/01/23	51	49,598
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	6.875%	01/15/28	800	723,999
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	7.500%	04/01/24	109	109,818
Cincinnati Bell, Inc., Gtd. Notes, 144A(a)	7.000%	07/15/24	538	481,509
CommScope Technologies LLC, Gtd. Notes, 144A(a)	5.000%	03/15/27	337	320,149
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	478	497,359
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	392	400,329
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,725	1,483,499
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	2,150	1,937,430
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	3,365	3,171,513
Frontier Communications Corp., Sec’d. Notes, 144A(a)	8.500%	04/01/26	1,080	1,044,900
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.250%	09/15/21	291	254,261
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%	01/15/25	800	473,000
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	10.500%	09/15/22	366	306,097
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	11.000%	09/15/25	1,908	1,429,808
Goodman Networks, Inc., Sr. Sec’d. Notes	8.000%	05/11/22	431	275,720
GTT Communications, Inc., Gtd. Notes, 144A(a)	7.875%	12/31/24	2,555	2,561,388
Hughes Satellite Systems Corp., Gtd. Notes	6.625%	08/01/26	328	326,360
Hughes Satellite Systems Corp., Sr. Sec’d. Notes	5.250%	08/01/26	593	581,140
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	6.500%	10/01/24	285	289,275
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%	08/01/23	2,143	1,725,115
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	535	494,875
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21	1,320	1,195,425
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750%	07/15/25	5,485	5,121,619
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%	02/15/24	832	874,640
Level 3 Financing, Inc., Gtd. Notes	5.125%	05/01/23	5	4,906
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	882	831,285
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	509	495,959
Nokia OYJ (Finland), Sr. Unsec’d. Notes	3.375%	06/12/22	110	106,018
Nokia OYJ (Finland), Sr. Unsec’d. Notes	4.375%	06/12/27	110	103,263
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	95	95,950
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	229	244,458
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	2,315	2,401,813
Qwest Capital Funding, Inc., Gtd. Notes(a)	7.750%	02/15/31	260	234,000
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	3,229	3,011,043
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	2,626	2,744,170

A781

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	639	$ 658,969
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	11/15/22	843	827,194
Sprint Corp., Gtd. Notes	7.125%	06/15/24	3,281	3,198,975
Sprint Corp., Gtd. Notes	7.250%	09/15/21	759	784,616
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	3,527	3,465,278
Sprint Corp., Gtd. Notes	7.625%	03/01/26	550	536,635
Sprint Corp., Gtd. Notes(a)	7.875%	09/15/23	3,402	3,470,040
Telecom Italia Capital SA (Italy), Gtd. Notes	6.000%	09/30/34	391	405,545
Telecom Italia Capital SA (Italy), Gtd. Notes	6.375%	11/15/33	597	647,745
Telecom Italia Capital SA (Italy), Gtd. Notes	7.200%	07/18/36	174	204,015
Telecom Italia Capital SA (Italy), Gtd. Notes	7.721%	06/04/38	113	138,165
T-Mobile USA, Inc., Gtd. Notes	4.500%	02/01/26	251	240,960
T-Mobile USA, Inc., Gtd. Notes	4.750%	02/01/28	251	241,274
T-Mobile USA, Inc., Gtd. Notes	5.125%	04/15/25	859	863,295
T-Mobile USA, Inc., Gtd. Notes	5.375%	04/15/27	207	208,553
T-Mobile USA, Inc., Gtd. Notes	6.000%	04/15/24	208	216,653
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	590	618,025
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	627	666,188
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625%	09/15/25	1,150	1,107,220
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A(a)	5.000%	01/20/26	4,713	3,992,476
Windstream Services LLC/Windstream Finance Corp., Gtd. Notes, 144A(a)	6.375%	08/01/23	415	236,550
Windstream Services LLC/Windstream Finance Corp., Gtd. Notes, 144A	8.750%	12/15/24	364	215,670
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625%	06/01/22	3,008	2,975,120

				66,495,142

Textiles — 0.2%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	1,455	1,475,006

Toys/Games/Hobbies — 0.0%
Mattel, Inc., Gtd. Notes, 144A	6.750%	12/31/25	175	171,063
Mattel, Inc., Sr. Unsec’d. Notes	3.150%	03/15/23	200	169,500

				340,563

Transportation — 0.4%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.000%	03/01/21	500	276,250
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	920	616,400
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	850	670,438
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.125%	09/01/23	625	645,313
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	1,513	1,560,281

				3,768,682

Trucking & Leasing — 0.8%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500%	01/15/23	2,365	2,336,193
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	315	298,856
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%	08/01/24	1,535	1,452,493
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	4.500%	03/15/23	177	167,708

A782

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Trucking & Leasing (cont’d.)
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	580	$ 568,227
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	2,165	2,100,050

				6,923,527

TOTAL CORPORATE BONDS (cost $823,731,263)				802,904,133

			Shares
COMMON STOCKS — 0.5%

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*(a)			124,451	1,682,578
Vistra Energy Corp.*(a)			48,977	1,020,191

				2,702,769

Media — 0.0%
Mood Media Corp.*^			26,250	10,500
Mood Media Corp.*^			21,428	8,571

				19,071

Oil, Gas & Consumable Fuels — 0.1%
Penn Virginia Corp.*			4,855	170,119
Penn Virginia Corp. NPV*			5,642	198,598
Sabine Oil & Gas Holdings, Inc.*			239	11,711
Ultra Petroleum Corp.*			38,499	160,541

				540,969

Software — 0.1%
Avaya Holdings Corp.*			55,052	1,233,165

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^			27,103	—
NII Holdings, Inc.*(a)			90,376	190,693

				190,693
TOTAL COMMON STOCKS (cost $6,448,255)				4,686,667

PREFERRED STOCKS — 0.2%

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(a)			26,000	741,780

Insurance — 0.1%
XLIT Ltd. (Bermuda), Series D, 5.468%			1,014	1,016,535

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^			32,246	107,379

TOTAL PREFERRED STOCKS (cost $1,598,748)				1,865,694

A783

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Units	Value
RIGHTS* — 0.0%

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., expiring 01/23/27^ (cost $0)	179,373	$125,561

WARRANTS* — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26	759	4,934
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26	135	743

		5,677

Specialty Retail — 0.0%
Nebraska Book Holdings, Inc., expiring 06/29/19^	5,983	—
Nebraska Book Holdings, Inc., expiring 06/29/19^	2,792	—

		—

TOTAL WARRANTS (cost $6,123)		5,677

TOTAL LONG-TERM INVESTMENTS (cost $890,881,923)		868,558,162

	Shares
SHORT-TERM INVESTMENTS — 22.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	18,745,769	18,745,769
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $184,039,312; includes $183,737,171 of cash collateral for securities on loan)(b)(w)	184,032,670	184,014,266

TOTAL SHORT-TERM INVESTMENTS (cost $202,785,081)		202,760,035

TOTAL INVESTMENTS — 119.2% (cost $1,093,667,004)		1,071,318,197
Liabilities in excess of other assets(z) — (19.2)%		(172,681,373)

NET ASSETS — 100.0%		$898,636,824

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,157,094 and 0.4% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,102,887; cash collateral of $183,737,171 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(p)	Interest rate not available as of March 31, 2018.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A784

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
98	2 Year U.S. Treasury Notes	Jun. 2018	$20,835,719	$16,109
33	5 Year U.S. Treasury Notes	Jun. 2018	3,777,211	9,883
162	10 Year U.S. Treasury Notes	Jun. 2018	19,624,781	148,258
26	20 Year U.S. Treasury Bonds	Jun. 2018	3,812,250	99,750
15	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	2,407,031	97,906

				$371,906

Cash of $690,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities Collateralized Loan Obligations	$—	$29,971,197	$—
Bank Loans	—	25,440,599	2,904,023
Convertible Bonds	—	654,611	—
Corporate Bonds	—	802,903,073	1,060
Common Stocks	4,457,287	210,309	19,071
Preferred Stocks	1,758,315	—	107,379
Rights	—	—	125,561
Warrants	—	5,677	—
Affiliated Mutual Funds	202,760,035	—	—
Other Financial Instruments*
Futures Contracts	371,906	—	—

Total	$209,347,543	$859,185,466	$3,157,094

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A785

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%

COMMON STOCKS
Aerospace & Defense — 0.5%
Embraer SA (Brazil), ADR(a)	371,700	$ 9,664,200

Auto Components — 2.1%
Adient PLC(a)	233,300	13,942,008
Magna International, Inc. (Canada)	417,300	23,514,855

		37,456,863

Automobiles — 3.0%
General Motors Co.	1,141,700	41,489,378
Harley-Davidson, Inc.(a)	323,200	13,858,816

		55,348,194

Banks — 13.2%
Bank of America Corp.	1,461,354	43,826,006
Citigroup, Inc.	977,660	65,992,050
Citizens Financial Group, Inc.	427,400	17,942,252
JPMorgan Chase & Co.	369,400	40,622,918
Wells Fargo & Co.	1,390,683	72,885,696

		241,268,922

Beverages — 1.3%
PepsiCo, Inc.	224,900	24,547,835

Building Products — 2.5%
Johnson Controls International PLC	1,280,307	45,118,019

Capital Markets — 3.1%
Goldman Sachs Group, Inc. (The)	131,800	33,195,148
State Street Corp.	237,600	23,695,848

		56,890,996

Communications Equipment — 4.1%
ARRIS International PLC*	784,700	20,849,479
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	8,419,500	53,884,800

		74,734,279

Construction & Engineering — 0.5%
Fluor Corp.	171,900	9,836,118

Consumer Finance — 4.3%
Capital One Financial Corp.	484,200	46,396,044
Discover Financial Services(a)	436,000	31,361,480

		77,757,524

Containers & Packaging — 1.7%
International Paper Co.	581,700	31,080,231

Electric Utilities — 1.6%
PPL Corp.	650,800	18,411,132
Southern Co. (The)(a)	225,300	10,061,898

		28,473,030

Electronic Equipment, Instruments & Components — 2.2%
Corning, Inc.	1,451,500	40,467,820

Energy Equipment & Services — 1.4%
National Oilwell Varco, Inc.(a)	672,800	24,765,768

Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	447,800	18,686,694

Health Care Equipment & Supplies — 4.4%
Koninklijke Philips NV (Netherlands), NVDR	955,797	36,616,583
Medtronic PLC	349,200	28,012,824
Zimmer Biomet Holdings, Inc.	149,900	16,345,096

		80,974,503

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 1.5%
Anthem, Inc.	126,000	$ 27,682,200

Industrial Conglomerates — 1.5%
General Electric Co.	2,031,700	27,387,316

Insurance — 6.6%
American International Group, Inc.	1,661,600	90,424,272
Travelers Cos., Inc. (The)	213,000	29,577,180

		120,001,452

Machinery — 4.7%
CNH Industrial NV (United Kingdom)(a)	2,886,400	35,791,360
Cummins, Inc.	251,400	40,749,426
PACCAR, Inc.	138,800	9,184,396

		85,725,182

Media — 5.7%
CBS Corp. (Class B Stock)	433,000	22,251,870
Comcast Corp. (Class A Stock)	753,300	25,740,261
Discovery Communications, Inc. (Class A Stock)*(a)	1,134,400	24,310,192
Discovery Communications, Inc. (Class C Stock)*	1,144,100	22,332,832
Interpublic Group of Cos., Inc. (The)	373,800	8,608,614

		103,243,769

Oil, Gas & Consumable Fuels — 13.5%
Andeavor	210,800	21,198,048
Apache Corp.(a)	1,358,000	52,255,840
Hess Corp.(a)	900,100	45,563,062
Marathon Oil Corp.	3,366,600	54,303,258
Murphy Oil Corp.(a)	1,433,500	37,041,640
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	572,093	36,505,254

		246,867,102

Personal Products — 1.7%
Unilever PLC (United Kingdom), ADR(a)	561,400	31,191,384

Pharmaceuticals — 3.1%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	804,800	31,443,536
Sanofi (France), ADR(a)	639,800	25,643,184

		57,086,720

Software — 6.8%
Microsoft Corp.	644,750	58,846,333
Oracle Corp.	1,432,900	65,555,175

		124,401,508

Specialty Retail — 0.6%
Bed Bath & Beyond, Inc.(a)	498,700	10,467,713

Technology Hardware, Storage & Peripherals — 4.5%
Hewlett Packard Enterprise Co.	4,683,900	82,155,606

Wireless Telecommunication Services — 2.7%
Vodafone Group PLC (United Kingdom), ADR	1,784,845	49,654,388

TOTAL LONG-TERM INVESTMENTS (cost $1,674,886,668)		1,822,935,336

A786

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS —17.5%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,718,227	$ 3,718,227
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $316,813,400; includes $316,276,905 of cash collateral for securities on loan)(b)(w)	316,804,182	316,772,502

TOTAL SHORT-TERM INVESTMENTS (cost $320,531,627)		320,490,729

TOTAL INVESTMENTS — 117.3% (cost $1,995,418,295)		2,143,426,065
Liabilities in excess of other assets — (17.3)%		(316,183,641)

NET ASSETS — 100.0%		$ 1,827,242,424

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $312,879,804; cash collateral of $316,276,905 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,664,200	$—	$—
Auto Components	37,456,863	—	—
Automobiles	55,348,194	—	—
Banks	241,268,922	—	—
Beverages	24,547,835	—	—
Building Products	45,118,019	—	—
Capital Markets	56,890,996	—	—
Communications Equipment	74,734,279	—	—
Construction & Engineering	9,836,118	—	—
Consumer Finance	77,757,524	—	—
Containers & Packaging	31,080,231	—	—
Electric Utilities	28,473,030	—	—
Electronic Equipment, Instruments & Components	40,467,820	—	—
Energy Equipment & Services	24,765,768	—	—
Food Products	18,686,694	—	—
Health Care Equipment & Supplies	80,974,503	—	—
Health Care Providers & Services	27,682,200	—	—
Industrial Conglomerates	27,387,316	—	—
Insurance	120,001,452	—	—
Machinery	85,725,182	—	—
Media	103,243,769	—	—
Oil, Gas & Consumable Fuels	246,867,102	—	—
Personal Products	31,191,384	—	—
Pharmaceuticals	57,086,720	—	—

A787

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Software	$124,401,508	$—	$—
Specialty Retail	10,467,713	—	—
Technology Hardware, Storage & Peripherals	82,155,606	—	—
Wireless Telecommunication Services	49,654,388	—	—
Affiliated Mutual Funds	320,490,729	—	—

Total	$2,143,426,065	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A788

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS — 96.9%
Argentina — 1.6%
MercadoLibre, Inc.(a)	111,427	$ 39,711,469

Australia — 2.5%
BHP Billiton PLC	873,564	17,264,393
CSL Ltd.	153,625	18,508,508
Insurance Australia Group Ltd.	1,916,591	11,096,913
Macquarie Group Ltd.	209,457	16,701,489

		63,571,303

Austria — 0.8%
ANDRITZ AG	159,545	8,921,444
BAWAG Group AG, 144A*	196,084	10,774,643

		19,696,087

Belgium — 0.9%
KBC Group NV	274,666	23,917,645

Brazil — 0.8%
Pagseguro Digital Ltd. (Class A Stock)*	256,932	9,845,634
Raia Drogasil SA	466,990	10,570,556

		20,416,190

Canada — 4.4%
Alimentation Couche-Tard, Inc. (Class B Stock)	279,829	12,525,896
Brookfield Asset Management, Inc. (Class A Stock)	387,559	15,114,801
Canadian National Railway Co.	236,222	17,264,457
Constellation Software, Inc.	23,571	15,993,006
Shopify, Inc. (Class A Stock)*	103,892	12,943,904
Suncor Energy, Inc.	664,499	22,946,840
Toronto-Dominion Bank (The)	255,082	14,475,139

		111,264,043

China — 9.9%
Alibaba Group Holding Ltd., ADR*(a)	558,257	102,462,490
Baidu, Inc., ADR*	46,766	10,437,704
China Merchants Bank Co. Ltd. (Class H Stock)	3,804,500	15,791,986
JD.com, Inc., ADR*	345,888	14,005,005
NetEase, Inc., ADR	35,929	10,074,132
Tencent Holdings Ltd.	1,512,411	81,185,572
Yum China Holdings, Inc.	351,280	14,578,119

		248,535,008

Denmark — 1.5%
Novo Nordisk A/S (Class B Stock)	371,763	18,285,483
Novozymes A/S (Class B Stock)	189,182	9,848,868
Orsted A/S, 144A	139,900	9,102,163

		37,236,514

Finland — 0.6%
Sampo OYJ (Class A Stock)	258,929	14,425,652

France — 12.6%
Air Liquide SA	72,265	8,868,200
Arkema SA	171,433	22,380,417
BNP Paribas SA	215,667	15,994,034
Cie Generale des Etablissements Michelin SCA (Class B Stock)	71,704	10,615,267
Dassault Systemes SE	195,081	26,529,763

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Kering SA	84,539	$ 40,546,403
L’Oreal SA	120,571	27,232,028
LVMH Moet Hennessy Louis Vuitton SE	148,930	45,896,283
Pernod Ricard SA	78,365	13,048,430
Remy Cointreau SA	119,315	17,019,563
Safran SA	125,310	13,299,122
Schneider Electric SE*	118,175	10,406,664
Sodexo SA	51,530	5,186,399
SPIE SA	355,250	7,860,406
TOTAL SA	427,434	24,500,408
Valeo SA	409,212	27,069,443

		316,452,830

Germany — 6.5%
adidas AG	32,053	7,798,420
Brenntag AG	124,520	7,412,949
Continental AG	42,625	11,773,528
CTS Eventim AG & Co. KGaA	247,082	11,582,783
Deutsche Boerse AG	67,836	9,273,418
Fresenius SE & Co. KGaA	185,871	14,212,606
Gerresheimer AG	136,791	11,240,824
Infineon Technologies AG	1,538,543	41,376,438
Rational AG	12,703	7,990,969
SAP SE, ADR	116,662	12,268,176
Wirecard AG	239,350	28,372,984

		163,303,095

Hong Kong — 3.2%
AIA Group Ltd.	4,114,636	35,174,700
Galaxy Entertainment Group Ltd. (Class L Stock)	1,777,000	16,310,529
Techtronic Industries Co. Ltd.	5,003,951	29,368,644

		80,853,873

India — 2.2%
HDFC Bank Ltd., ADR	228,444	22,563,414
Housing Development Finance Corp. Ltd.	410,675	11,567,940
Maruti Suzuki India Ltd.	157,353	21,497,575

		55,628,929

Ireland — 1.7%
AerCap Holdings NV*	307,387	15,590,669
CRH PLC	256,799	8,680,747
Kerry Group PLC (Class A Stock)	43,874	4,448,878
Kingspan Group PLC	356,363	15,090,886

		43,811,180

Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	145,435	14,447,513
Tower Semiconductor Ltd.*(a)	258,800	6,964,307

		21,411,820

Italy — 3.0%
Azimut Holding SpA	372,230	8,001,256
Brembo SpA	1,149,316	17,766,521
Brunello Cucinelli SpA	485,196	15,259,577
Brunello Cucinelli SpA, 144A	92,454	2,907,709
Ferrari NV	168,420	20,246,079
Moncler SpA	320,064	12,181,079

		76,362,221

A789

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan — 14.2%
Bridgestone Corp.	198,700	$ 8,741,578
Daikin Industries Ltd.	271,291	30,138,571
FANUC Corp.	134,607	34,641,538
Hoya Corp.	111,300	5,622,056
Kansai Paint Co. Ltd.	523,100	12,226,530
Kao Corp.	158,400	11,891,641
Keyence Corp.	125,407	78,336,501
Komatsu Ltd.	398,000	13,332,588
Kose Corp.	164,154	34,508,939
Mitsubishi UFJ Financial Group, Inc.	1,843,000	12,247,873
Nabtesco Corp.	156,700	6,103,207
Nippon Prologis REIT, Inc.	700	1,520,359
Nitori Holdings Co. Ltd.	81,800	14,344,937
Omron Corp.	127,000	7,423,982
ORIX Corp.	917,090	16,435,143
Santen Pharmaceutical Co. Ltd.	435,100	7,286,175
Shionogi & Co. Ltd.	175,000	9,112,868
Shiseido Co. Ltd.	221,900	14,249,758
SMC Corp.	38,000	15,458,365
Suzuki Motor Corp.	149,000	8,089,710
Tokyo Electron Ltd.	38,000	7,029,663
Toyota Motor Corp.(a)	146,200	9,493,006

		358,234,988

Luxembourg — 0.3%
Tenaris SA.	393,236	6,797,515

Netherlands — 3.8%
ASML Holding NV	267,962	53,135,210
Heineken NV	116,416	12,521,023
Koninklijke Philips NV	381,523	14,609,299
Royal Dutch Shell PLC (Class A Stock)	501,752	15,984,427

		96,249,959

Singapore — 0.3%
DBS Group Holdings Ltd.	332,100	7,014,733

South Africa — 0.3%
Bid Corp. Ltd.(a)	323,211	7,013,724

Spain — 0.5%
Amadeus IT Group SA	162,516	12,026,705

Sweden — 2.1%
Atlas Copco AB (Class A Stock)	916,577	39,808,590
Hexagon AB (Class B Stock)	223,944	13,366,988

		53,175,578

Switzerland — 8.5%
Cie Financiere Richemont SA	77,160	6,933,742
Ferguson PLC	263,019	19,781,573
Geberit AG	25,156	11,124,546
Givaudan SA	14,900	33,992,003
Julius Baer Group Ltd.*	161,290	9,926,027
Lonza Group AG*	62,667	14,779,330
Novartis AG	141,620	11,454,350
Partners Group Holding AG	33,890	25,218,381
Roche Holding AG	58,760	13,479,375
SGS SA	5,965	14,673,477
Sonova Holding AG	53,330	8,478,556
Straumann Holding AG	35,633	22,482,396
Temenos Group AG*	99,925	11,981,937

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
UBS Group AG*	535,520	$ 9,435,288

		213,740,981

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,389,000	20,235,310

Thailand — 0.7%
CP ALL PCL	5,912,868	16,528,245

United Kingdom — 9.7%
Ashtead Group PLC	757,203	20,646,409
ASOS PLC*	223,250	21,839,699
Bunzl PLC	532,348	15,654,373
Compass Group PLC	1,376,460	28,105,807
DCC PLC	86,575	7,976,755
Experian PLC	650,469	14,067,447
Howden Joinery Group PLC	1,501,300	9,717,720
Lloyds Banking Group PLC	11,885,984	10,811,783
London Stock Exchange Group PLC	355,211	20,567,648
Micro Focus International PLC	212,341	2,965,041
Prudential PLC	503,490	12,581,522
RELX PLC	1,314,212	26,996,270
Spectris PLC	269,256	10,190,756
St. James’s Place PLC	2,303,567	35,119,799
Unilever NV, CVA	148,397	8,376,343

		245,617,372

United States — 2.7%
Albemarle Corp.(a)	118,076	10,950,368
Aon PLC	102,259	14,350,005
Broadcom Ltd.	26,022	6,132,084
Core Laboratories NV(a)	38,995	4,220,039
Delphi Technologies PLC	82,233	3,918,402
Samsonite International SA	2,249,900	10,290,624
Sensata Technologies Holding PLC*(a)	214,700	11,127,900
TE Connectivity Ltd.	71,211	7,113,979

		68,103,401
TOTAL COMMON STOCKS (cost $1,834,677,828)		2,441,336,370

PREFERRED STOCKS — 1.4%
Germany
Henkel AG & Co. KGaA (PRFC)	103,422	13,595,153
Sartorius AG (PRFC)	162,762	22,776,286

TOTAL PREFERRED STOCKS (cost $24,652,402)		36,371,439
TOTAL LONG-TERM INVESTMENTS (cost $1,859,330,230)		2,477,707,809

A790

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 6.4%

AFFILIATED MUTUAL FUNDS — 6.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	15,201,766	$15,201,766
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $141,079,821; includes $140,836,606 of cash collateral for securities on loan)(b)(w)	141,076,999	141,062,891

TOTAL AFFILIATED MUTUAL FUNDS (cost $156,281,587)		156,264,657

UNAFFILIATED FUND — 0.2%
BlackRock Liquidity Funds FedFund Portfolio (cost $5,069,744)	5,069,744	5,069,744

Shares	Value
TOTAL SHORT-TERM INVESTMENTS (cost $161,351,331)	$161,334,401

TOTAL INVESTMENTS — 104.7% (cost $2,020,681,561)	2,639,042,210
Liabilities in excess of other assets — (4.7)%	(118,949,039)

NET ASSETS — 100.0%	$2,520,093,171

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $140,856,322; cash collateral of $140,836,606 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$ 39,711,469	$ —	$ —
Australia	—	63,571,303	—
Austria	—	19,696,087	—
Belgium	—	23,917,645	—
Brazil	20,416,190	—	—
Canada	111,264,043	—	—
China	151,557,450	96,977,558	—
Denmark	—	37,236,514	—
Finland	—	14,425,652	—
France	—	316,452,830	—
Germany	12,268,176	151,034,919	—
Hong Kong	—	80,853,873	—
India	22,563,414	33,065,515	—
Ireland	15,590,669	28,220,511	—
Israel	21,411,820	—	—
Italy	—	76,362,221	—
Japan	—	358,234,988	—
Luxembourg	—	6,797,515	—
Netherlands	—	96,249,959	—
Singapore	—	7,014,733	—

A791

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
South Africa	$—	$7,013,724	$—
Spain	—	12,026,705	—
Sweden	—	53,175,578	—
Switzerland	—	213,740,981	—
Taiwan	—	20,235,310	—
Thailand	—	16,528,245	—
United Kingdom	—	245,617,372	—
United States	57,812,777	10,290,624	—
Preferred Stocks
Germany	—	36,371,439	—
Affiliated Mutual Funds	156,264,657	—	—
Unaffiliated Fund	5,069,744	—	—

Total	$613,930,409	$2,025,111,801	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Internet Software & Services	10.2%
Affiliated Mutual Funds (5.6% represents investments purchased with collateral from securities on loan)	6.2
Capital Markets	5.9
Textiles, Apparel & Luxury Goods	5.6
Semiconductors & Semiconductor Equipment	5.4
Banks	5.3
Machinery	5.0
Electronic Equipment, Instruments & Components	4.6
Chemicals	3.9
Personal Products	3.8
Trading Companies & Distributors	3.5
Insurance	3.5
Software	3.3
Auto Components	3.2
Hotels, Restaurants & Leisure	2.5
Oil, Gas & Consumable Fuels	2.5
Pharmaceuticals	2.4
Automobiles	2.4
Building Products	2.2
Professional Services	2.2
Health Care Equipment & Supplies	2.0
IT Services	2.0

Food & Staples Retailing	1.8%
Beverages	1.7
Internet & Direct Marketing Retail	1.4
Household Durables	1.2
Life Sciences Tools & Services	1.0
Healthcare Equipment & Supplies	0.9
Electrical Equipment	0.9
Biotechnology	0.7
Road & Rail	0.7
Metals & Mining	0.7
Diversified Financial Services	0.7
Specialty Retail	0.6
Health Care Providers & Services	0.6
Household Products	0.5
Aerospace & Defense	0.5
Media	0.5
Thrifts & Mortgage Finance	0.5
Energy Equipment & Services	0.4
Electric Utilities	0.4
Construction Materials	0.3
Industrial Conglomerates	0.3
Commercial Services & Supplies	0.3
Unaffiliated Fund	0.2
Food Products	0.2
Equity Real Estate Investment Trusts (REITs)	0.1

104.7
Liabilities in excess of other assets	(4.7)

100.0%

A792

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS — 98.0%
Australia — 4.8%
AGL Energy Ltd.	464,300	$ 7,781,954
Ausdrill Ltd.	793,540	1,656,977
Australia & New Zealand Banking Group Ltd.	298,300	6,208,617
Bendigo & Adelaide Bank Ltd.	547,900	4,171,646
BHP Billiton PLC	1,039,947	20,552,648
Caltex Australia Ltd.	467,411	11,353,912
CSR Ltd.	1,070,300	4,292,834
Downer EDI Ltd.	789,100	3,922,037
Fortescue Metals Group Ltd.	897,300	3,022,709
Harvey Norman Holdings Ltd.(a)	1,224,000	3,499,585
LendLease Group	707,400	9,484,119
Metcash Ltd.	2,725,199	6,594,663
Mineral Resources Ltd.	497,700	6,598,661
Myer Holdings Ltd.	3,255,300	942,617
Qantas Airways Ltd.	1,938,002	8,743,388
Wesfarmers Ltd.	199,600	6,396,145

		105,222,512

Austria — 0.7%
OMV AG	132,300	7,716,675
voestalpine AG	144,800	7,595,808

		15,312,483

Belgium — 1.1%
AGFA-Gevaert NV*	708,900	2,745,507
Anheuser-Busch InBev SA/NV	130,863	14,387,979
Bekaert SA	60,500	2,577,763
bpost SA	55,400	1,251,639
UCB SA	54,000	4,397,675

		25,360,563

Brazil — 0.3%
Cielo SA	1,211,800	7,601,623

Canada — 1.6%
Canadian National Railway Co.	101,630	7,427,703
National Bank of Canada	269,000	12,661,280
Suncor Energy, Inc.	447,460	15,451,931

		35,540,914

China — 0.3%
China Resources Cement Holdings Ltd.	6,988,000	6,112,769

Denmark — 1.3%
AP Moller - Maersk A/S (Class B Stock)	3,769	5,881,824
Carlsberg A/S (Class B Stock)	92,588	11,054,512
Danske Bank A/S	248,400	9,307,124
Dfds A/S	34,379	1,936,047

		28,179,507

Finland — 1.3%
Sampo OYJ (Class A Stock)	230,882	12,863,076
UPM-Kymmene OYJ	401,400	14,881,456

		27,744,532

France — 11.2%
Air Liquide SA	97,413	11,954,307
Arkema SA	38,800	5,065,304
Atos SE	60,200	8,247,966

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
AXA SA	323,600	$ 8,602,271
BNP Paribas SA	105,500	7,823,963
Capgemini SE	131,031	16,349,344
Carrefour SA	324,700	6,734,251
Cie de Saint-Gobain	179,505	9,478,776
Cie Generale des Etablissements Michelin SCA	185,329	27,436,639
CNP Assurances	312,500	7,888,826
Credit Agricole SA	466,400	7,604,665
Engie SA	355,700	5,939,659
Orange SA	646,000	10,980,622
Renault SA	73,200	8,882,670
Safran SA	93,911	9,966,753
Sanofi	261,000	20,942,684
SCOR SE	178,700	7,295,476
Societe Generale SA	322,267	17,502,463
TOTAL SA	265,900	15,241,320
Valeo SA	233,790	15,465,249
Vinci SA	172,269	16,967,671

		246,370,879

Germany — 7.6%
Allianz SE	61,200	13,834,715
Aurubis AG	46,100	3,874,397
BASF SE	98,400	9,979,478
Bayer AG	62,700	7,068,413
Bayerische Motoren Werke AG	81,100	8,821,237
CECONOMY AG	243,500	2,799,574
Daimler AG	195,900	16,690,704
Deutsche Bank AG	380,900	5,313,738
Deutsche Lufthansa AG	362,100	11,575,453
Deutsche Post AG	178,649	7,824,712
Fresenius SE & Co. KGaA	104,369	7,980,564
METRO AG	349,700	6,186,303
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	47,300	10,999,222
Rheinmetall AG	56,800	8,062,461
SAP SE	199,151	20,907,265
Siemens AG	50,800	6,481,950
Uniper SE	199,400	6,076,744
Volkswagen AG	61,900	12,389,333

		166,866,263

Hong Kong — 2.3%
CK Asset Holdings Ltd.	288,000	2,430,453
Dah Sing Financial Holdings Ltd.	484,312	3,079,853
I-CABLE Communications Ltd.*	386,971	9,895
Kingboard Chemical Holdings Ltd.	1,618,800	7,484,025
Lee & Man Paper Manufacturing Ltd.	5,815,500	6,209,670
Skyworth Digital Holdings Ltd.	7,664,000	3,471,047
Tongda Group Holdings Ltd.	19,670,000	3,789,167
Tongda Hong Tai Holdings Ltd.*	491,750	97,747
WH Group Ltd., 144A	10,282,000	11,017,018
Wheelock & Co. Ltd.	551,000	4,041,611
Yue Yuen Industrial Holdings Ltd.	2,331,500	9,341,076

		50,971,562

India — 0.2%
ICICI Bank Ltd., ADR	619,600	5,483,460

A793

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland — 1.2%
C&C Group PLC	728,000	$ 2,378,297
Ryanair Holdings PLC, ADR*	107,378	13,191,387
Smurfit Kappa Group PLC	266,000	10,798,929

		26,368,613

Israel — 0.3%
Bank Hapoalim BM	680,400	4,679,056
Teva Pharmaceutical Industries Ltd.	169,300	2,888,765

		7,567,821

Italy — 1.4%
Astaldi SpA(a)	214,334	584,433
Danieli & C Officine Meccaniche SpA	88,200	2,406,360
Enel SpA	3,652,700	22,351,674
Leonardo SpA	251,300	2,906,323
Mediobanca Banca di Credito Finanziario SpA	310,000	3,644,487

		31,893,277

Japan — 22.2%
Alfresa Holdings Corp.	119,600	2,700,663
Aoyama Trading Co. Ltd.	56,000	2,200,434
Aozora Bank Ltd.	98,300	3,945,405
Astellas Pharma, Inc.	678,000	10,370,682
Bridgestone Corp.	183,600	8,077,271
Central Glass Co. Ltd.	80,400	1,851,353
Daiwa House Industry Co. Ltd.	581,894	22,416,497
Don Quijote Holdings Co. Ltd.	447,600	25,652,075
Dowa Holdings Co. Ltd.	111,400	3,986,377
Enplas Corp.	66,900	2,198,590
Fujikura Ltd.	1,150,000	7,762,094
Fuyo General Lease Co. Ltd.	82,800	5,649,392
Hazama Ando Corp.	528,100	4,007,294
Hoshizaki Corp.	600	53,491
Isuzu Motors Ltd.	1,184,000	18,140,632
ITOCHU Corp.(a)	643,500	12,565,736
Japan Airlines Co. Ltd.	205,800	8,379,386
Japan Aviation Electronics Industry Ltd.	192,000	2,729,686
Kaneka Corp.	422,000	4,197,874
Kao Corp.	136,390	10,239,274
KDDI Corp.	1,098,900	28,301,545
Keihin Corp.	279,200	5,744,140
Keiyo Bank Ltd. (The)	811,000	3,661,236
Kyowa Exeo Corp.	163,100	4,365,806
Makita Corp.	358,300	17,748,092
Marubeni Corp.	1,007,200	7,355,112
Matsumotokiyoshi Holdings Co. Ltd.	68,000	2,881,125
Mazda Motor Corp.	323,500	4,326,432
Mitsubishi Gas Chemical Co., Inc.	278,600	6,723,386
Mitsubishi UFJ Financial Group, Inc.	1,645,700	10,936,692
Mitsubishi UFJ Lease & Finance Co. Ltd.	637,100	3,816,578
Mitsui Chemicals, Inc.	198,600	6,305,398
Mizuho Financial Group, Inc.(a)	4,359,500	7,944,659
NEC Corp.	134,800	3,789,095
Nexon Co. Ltd.*	619,600	10,504,505
Nichi-iko Pharmaceutical Co. Ltd.(a)	119,500	1,862,921
Nippon Suisan Kaisha Ltd.	868,100	4,520,887
Nippon Telegraph & Telephone Corp.	457,300	21,334,450
Nipro Corp.	335,900	4,940,731

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nishi-Nippon Financial Holdings, Inc.	297,400	$ 3,516,076
Nissan Motor Co. Ltd.(a)	1,242,100	12,821,132
Nisshinbo Holdings, Inc.	327,400	4,434,055
NTT DOCOMO, Inc.	222,700	5,677,388
Paramount Bed Holdings Co. Ltd.	4,800	243,972
Resona Holdings, Inc.	1,895,200	10,186,609
Sankyu, Inc.	57,000	2,836,199
Sawai Pharmaceutical Co. Ltd.	48,200	2,119,596
Seino Holdings Co. Ltd.	376,000	6,947,734
Shimachu Co. Ltd.	107,200	3,413,694
Shin-Etsu Chemical Co. Ltd.	103,400	10,785,569
Shizuoka Gas Co. Ltd.	383,800	3,472,234
SKY Perfect JSAT Holdings, Inc.	1,083,400	4,873,673
Sony Corp.	179,600	8,836,376
Sumitomo Heavy Industries Ltd.	146,400	5,593,561
Sumitomo Mitsui Financial Group, Inc.	566,100	24,016,385
Sumitomo Osaka Cement Co. Ltd.	939,100	4,145,397
Toagosei Co. Ltd.	402,100	4,757,330
Toho Holdings Co. Ltd.	183,700	4,363,953
Tokai Rika Co. Ltd.	15,800	322,311
Towa Pharmaceutical Co. Ltd.	50,900	3,242,668
Toyo Tire & Rubber Co. Ltd.	197,300	3,382,605
Toyoda Gosei Co. Ltd.	230,700	5,342,905
Toyota Motor Corp.	67,574	4,387,691
Tsubakimoto Chain Co.	536,000	4,381,679
Ube Industries Ltd.	214,800	6,294,178
United Arrows Ltd.	162,400	6,157,650
Yamaha Corp.	234,500	10,300,355
Yokohama Rubber Co. Ltd. (The)	347,850	8,061,883

		489,101,854

Liechtenstein — 0.0%
VP Bank AG	1,934	300,338

Luxembourg — 0.3%
Tenaris SA	356,802	6,167,714

Netherlands — 4.6%
ABN AMRO Group NV, GDR, 144A	504,500	15,212,388
Aegon NV	740,800	4,998,048
ING Groep NV	401,600	6,777,090
Koninklijke Ahold Delhaize NV	456,100	10,807,722
NN Group NV	152,200	6,762,250
Philips Lighting NV, 144A	128,800	4,842,508
Royal Dutch Shell PLC (Class A Stock)	801,596	25,361,255
Royal Dutch Shell PLC (Class B Stock)	218,600	7,034,190
Wolters Kluwer NV	357,356	19,005,956

		100,801,407

New Zealand — 0.5%
Air New Zealand Ltd.	3,321,700	7,783,427
Fletcher Building Ltd.	555,800	2,436,991
SKY Network Television Ltd.	827,900	1,378,618

		11,599,036

Norway — 2.4%
DNB ASA	310,600	6,117,961
Leroy Seafood Group ASA	806,000	5,004,715
Marine Harvest ASA	241,900	4,889,639
Salmar ASA	132,700	5,464,002
Statoil ASA	714,400	16,908,400

A794

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Norway (cont’d.)
Telenor ASA	648,466	$ 14,746,850

		53,131,567

Portugal — 0.4%
EDP - Energias de Portugal SA	2,126,600	8,080,253

Singapore — 1.1%
DBS Group Holdings Ltd.	778,640	16,446,707
Hong Leong Asia Ltd.	1,721,000	1,271,225
NetLink NBN Trust, UTS*	9,888,600	6,154,063

		23,871,995

South Africa — 0.2%
Investec PLC	451,400	3,488,551

Spain — 1.8%
Banco Santander SA	569,400	3,726,942
Distribuidora Internacional de Alimentacion SA	1,066,700	4,533,957
Gas Natural SDG SA	116,100	2,771,086
Iberdrola SA.	1,196,800	8,800,550
Red Electrica Corp. SA	559,147	11,542,160
Repsol SA	481,300	8,555,426

		39,930,121

Sweden — 2.4%
Assa Abloy AB (Class B Stock)	752,237	16,305,065
Boliden AB	216,600	7,621,812
Electrolux AB (Class B Stock)	140,500	4,436,922
JM AB	117,000	2,662,941
Nordea Bank AB	1,766,059	18,896,769
Swedbank AB (Class A Stock)	151,900	3,413,246

		53,336,755

Switzerland — 7.5%
Adecco Group AG	37,800	2,692,496
Baloise Holding AG	75,000	11,473,776
Credit Suisse Group AG*	328,600	5,518,846
Ferguson PLC	264,928	19,925,149
Georg Fischer AG	2,638	3,531,945
Helvetia Holding AG	12,000	7,153,678
Julius Baer Group Ltd.*	175,199	10,782,008
Novartis AG	477,484	38,619,324
Roche Holding AG	82,685	18,967,701
Swiss Life Holding AG*	40,400	14,397,247
Swiss Re AG	120,600	12,309,248
UBS Group AG*	698,300	12,303,297
Zurich Insurance Group AG*	22,900	7,553,848

		165,228,563

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	321,637	14,074,835

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S	2,285,917	8,759,584

United Kingdom — 15.5%
3i Group PLC	751,500	9,070,476
Ashtead Group PLC	142,700	3,890,955
Aviva PLC	1,307,500	9,125,138
BAE Systems PLC	2,133,500	17,455,602
Barclays PLC	1,614,300	4,717,146

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Barratt Developments PLC	873,300	$ 6,498,487
Bellway PLC	233,370	9,987,056
Berkeley Group Holdings PLC	120,700	6,416,341
Bovis Homes Group PLC	248,000	3,962,388
BP PLC	2,380,200	16,054,659
British American Tobacco PLC	357,783	20,682,268
BT Group PLC	3,714,345	11,855,461
Carillion PLC^(a)	942,300	132
Centrica PLC	2,374,200	4,753,790
Compass Group PLC	696,219	14,216,030
Debenhams PLC(a)	3,256,300	956,628
Diageo PLC	237,512	8,032,569
GKN PLC	1,143,100	7,409,391
GlaxoSmithKline PLC	1,049,500	20,382,335
Go-Ahead Group PLC	148,200	3,651,205
Howden Joinery Group PLC	1,061,716	6,872,350
Inchcape PLC	415,800	4,031,320
Informa PLC	997,328	10,049,206
Intermediate Capital Group PLC	116,900	1,614,635
International Consolidated Airlines Group SA	433,300	3,739,952
J Sainsbury PLC	2,538,800	8,516,346
Kingfisher PLC	1,694,400	6,950,922
Legal & General Group PLC	3,292,800	11,930,621
Lloyds Banking Group PLC	11,415,600	10,383,910
Man Group PLC	1,272,100	3,067,511
Marks & Spencer Group PLC	1,021,000	3,878,213
Marston’s PLC	1,392,600	1,974,332
Meggitt PLC	639,600	3,880,143
Old Mutual PLC	1,644,600	5,533,893
Premier Foods PLC*	200,276	106,052
Prudential PLC	1,175,729	29,379,849
Restaurant Group PLC (The)	379,800	1,351,312
Rio Tinto Ltd.	145,000	8,214,572
Royal Mail PLC	484,100	3,674,205
RPC Group PLC	174,512	1,897,272
SSE PLC	319,800	5,736,987
Tate & Lyle PLC	395,300	3,019,151
Taylor Wimpey PLC	1,568,629	4,063,835
Unilever PLC	298,718	16,567,625
Vesuvius PLC	517,100	4,238,807
William Hill PLC	534,297	2,477,305

		342,268,383

United States — 2.5%
Aon PLC	130,765	18,350,252
Boart Longyear Ltd.*	2,407,100	18,641
Medtronic PLC	211,310	16,951,288
Shire PLC	379,987	18,911,844

		54,232,025
TOTAL COMMON STOCKS (cost $1,891,112,450)		2,160,969,759

A795

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Units	Value
WARRANTS* — 0.0%
United States — 0.0%
Boart Longyear Ltd., expiring 09/13/24 (cost $0)	3,331,667	$7,677
TOTAL LONG-TERM INVESTMENTS (cost $1,891,112,450)		2,160,977,436

	Shares
SHORT-TERM INVESTMENTS — 2.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	17,379,874	17,379,874
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $35,285,313; includes $35,220,968 of cash collateral for securities on loan)(b)(w)	35,288,670	35,285,141

Value
TOTAL SHORT-TERM INVESTMENTS (cost $52,665,187)	$52,665,015

TOTAL INVESTMENTS — 100.4% (cost $1,943,777,637)	2,213,642,451
Liabilities in excess of other assets — (0.4)%	(7,747,930)

NET ASSETS — 100.0%	$2,205,894,521

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $132 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,023,358; cash collateral of $35,220,968 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$105,222,512	$ —
Austria	—	15,312,483	—
Belgium	—	25,360,563	—
Brazil	7,601,623	—	—
Canada	35,540,914	—	—
China	—	6,112,769	—
Denmark	—	28,179,507	—
Finland	—	27,744,532	—
France	—	246,370,879	—
Germany	—	166,866,263	—
Hong Kong	97,747	50,873,815	—
India	5,483,460	—	—
Ireland	13,191,387	13,177,226	—
Israel	—	7,567,821	—
Italy	—	31,893,277	—
Japan	—	489,101,854	—
Liechtenstein	—	300,338	—
Luxembourg	—	6,167,714	—
Netherlands	—	100,801,407	—
New Zealand	—	11,599,036	—
Norway	—	53,131,567	—
Portugal	—	8,080,253	—
Singapore	—	23,871,995	—
South Africa	—	3,488,551	—

A796

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Spain	$—	$39,930,121	$—
Sweden	—	53,336,755	—
Switzerland	—	165,228,563	—
Taiwan	14,074,835	—	—
Turkey	—	8,759,584	—
United Kingdom	—	342,268,251	132
United States	35,301,540	18,930,485	—
Warrants
United States	7,677	—	—
Affiliated Mutual Funds	52,665,015	—	—

Total	$163,964,198	$2,049,678,121	$132

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Banks	10.5%
Insurance	9.1
Pharmaceuticals	5.9
Oil, Gas & Consumable Fuels	5.6
Automobiles	3.9
Auto Components	3.7
Chemicals	3.0
Metals & Mining	3.0
Diversified Telecommunication Services	2.9
Electric Utilities	2.6
Airlines	2.4
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	2.4
Food & Staples Retailing	2.4
Capital Markets	2.3
Trading Companies & Distributors	2.3
Household Durables	2.3
Wireless Telecommunication Services	1.9
Machinery	1.8
Real Estate Management & Development	1.7
Beverages	1.6
Multiline Retail	1.6
Aerospace & Defense	1.5
Food Products	1.5
IT Services	1.5
Software	1.4
Building Products	1.3
Personal Products	1.2
Construction & Engineering	1.2
Health Care Equipment & Supplies	1.0

Professional Services	1.0%
Specialty Retail	1.0
Paper & Forest Products	1.0
Road & Rail	0.9
Tobacco	0.9
Hotels, Restaurants & Leisure	0.9
Industrial Conglomerates	0.9
Biotechnology	0.9
Multi-Utilities	0.8
Construction Materials	0.8
Media	0.7
Electronic Equipment, Instruments & Components	0.7
Health Care Providers & Services	0.7
Semiconductors & Semiconductor Equipment	0.6
Air Freight & Logistics	0.6
Containers & Packaging	0.6
Electrical Equipment	0.6
Leisure Products	0.5
Diversified Financial Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Marine	0.4
Gas Utilities	0.3
Energy Equipment & Services	0.3
Independent Power & Renewable Electricity Producers	0.3
Distributors	0.2
Commercial Services & Supplies	0.2
Technology Hardware, Storage & Peripherals	0.2
Health Care Technology	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

A797

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.6%

ASSET-BACKED SECURITIES — 10.4%

Automobiles — 1.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,155	$ 1,152,867
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	4,945,786
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	80	79,597
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320%		03/25/20	6,759	6,722,920
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	28,391	28,238,098

					41,139,268

Collateralized Loan Obligations — 6.9%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.160%, 144A	2.882%	(c)	07/15/26	15,680	15,679,238
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	2.992%	(c)	07/15/30	6,000	6,032,107
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	2.542%	(c)	01/15/27	7,000	7,004,754
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A	2.982%	(c)	07/16/29	3,750	3,767,930
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	—%	(p)	04/23/31	5,000	5,000,000
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 3 Month LIBOR + 1.620%, 144A	3.365%	(c)	01/20/28	7,750	7,758,434
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A	2.597%	(c)	10/15/30	3,750	3,768,811
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	2.524%	(c)	01/17/28	6,000	5,996,568
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.310%	(c)	04/17/31	10,000	10,000,000
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.330%	(c)	04/24/31	5,000	5,000,000
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	2.941%	(c)	04/19/29	18,000	18,031,360
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	6,000	6,005,778
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	—%	(p)	04/26/31	9,000	9,000,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 3 Month LIBOR + 1.000%, 144A	2.845%	(c)	02/05/31	1,000	1,002,372
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 144A	—%	(p)	04/25/31	7,500	7,500,000

A798

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A	2.597%	(c)	10/23/29	3,500	$ 3,520,450
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	2.578%	(c)	01/18/28	5,000	5,001,068
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.036%	(c)	02/20/31	8,000	8,012,932
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.750%, 144A	3.495%	(c)	04/20/28	4,750	4,835,848
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	5,000	5,017,242
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	7,000	6,998,788
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A	2.995%	(c)	10/22/30	5,000	5,025,734
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.017%	(c)	10/30/30	3,500	3,520,602
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A	3.015%	(c)	07/20/30	5,500	5,529,952
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.220%, 144A	2.633%	(c)	11/14/29	250	250,908
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.020%, 144A	2.765%	(c)	07/25/26	4,250	4,253,258
Romark CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	—%	(p)	04/20/31	10,000	10,000,000
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A	2.985%	(c)	07/20/30	4,250	4,270,442
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.009%	(c)	05/15/26	7,186	7,188,239
Sound Point CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	2.822%	(c)	01/26/31	4,000	3,997,766
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A	3.031%	(c)	07/17/26	9,000	9,003,853
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	01/20/31	6,500	6,509,860
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	3.165%	(c)	10/20/28	6,000	6,019,811
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.314%	(c)	04/25/31	6,000	6,000,000
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	2.787%	(c)	01/20/31	4,000	4,015,740

A799

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A	3.012%	(c)	04/15/30	2,000	$ 2,026,484

					222,546,329

Home Equity Loans — 0.8%
Accredited Mortgage Loan Trust, Series 2004-2, Class A2, 1 Month LIBOR + 0.600%	2.472%	(c)	07/25/34	9,217	9,100,957
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1, 1 Month LIBOR + 0.640%	2.512%	(c)	05/25/34	1,428	1,400,110
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1, 1 Month LIBOR + 1.200%	3.072%	(c)	10/25/33	2,130	2,096,070
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	2.572%	(c)	09/25/34	759	748,134
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.592%	(c)	12/25/34	2,360	2,323,310
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-HE3, Class A2, 1 Month LIBOR + 1.080%	2.952%	(c)	03/25/33	111	106,576
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.772%	(c)	05/25/34	3,690	3,684,491
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-OP1, Class M1, 1 Month LIBOR + 1.125%	2.997%	(c)	09/25/32	2,144	2,102,924
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000%	(cc)	12/25/57	3,804	3,867,766

					25,430,338

Residential Mortgage-Backed Securities — 1.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	2.832%	(c)	09/25/34	727	731,295
Countrywide Asset-Backed Certificates Trust, Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%	2.652%	(c)	11/25/34	1,219	1,208,965
Countrywide Asset-Backed Certificates Trust, Series 2004-ECC2, Class M1, 1 Month LIBOR + 0.900%.	2.772%	(c)	12/25/34	2,424	2,417,191
CSMC Trust, Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A	4.814%	(c)	12/26/46	19,648	20,280,017
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750%	(cc)	01/25/61	7,646	7,556,792
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%	2.772%	(c)	05/25/34	1,034	1,027,802
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750%	(cc)	06/25/57	15,905	15,673,806

					48,895,868

TOTAL ASSET-BACKED SECURITIES (cost $333,512,663)					338,011,803

A800

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.8%
BANK, Series 2017-BNK6, Class A4	3.254%		07/15/60	9,500	$ 9,336,672
Benchmark Mortgage Trust, Series 2018-B2, Class A4	3.615%		02/15/51	25,000	25,137,322
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%		12/10/54	16,500	16,467,959
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	412	411,976
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	11,100	11,106,637
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4	3.635%		10/10/47	5,485	5,560,297
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	9,822	9,520,810
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%		11/10/48	8,990	9,173,751
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%		09/15/48	1,000	1,014,975
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	10,000	9,641,247
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	210	205,810
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	20,000	19,128,042
Cold Storage Trust, Series 2017-ICE3, Class A, 1 Month LIBOR + 1.000%, 144A	2.777%	(c)	04/15/36	18,000	18,061,344
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	9,583	9,236,763
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	4,920	4,977,948
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	7,783,712
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	6,498,552
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	2,600	2,638,294
Commercial Mortgage Trust, Series 2015-LC23, Class A4	3.774%		10/10/48	5,000	5,077,540
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	11,190	11,475,545
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	4,800	4,768,062
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4	3.191%		11/15/50	12,600	12,213,268
CSMC Trust, Series 2016-NXSR, Class A3	3.501%		12/15/49	5,500	5,515,946
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%	(cc)	01/25/25	7,887	7,715,806
Fannie Mae-Aces, Series 2015-M17, Class A2	2.938%	(cc)	11/25/25	9,800	9,705,693
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369%	(cc)	07/25/26	8,325	7,833,353
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	3,100	3,018,557
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,100	1,067,058
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class AM	3.300%	(cc)	10/25/26	9,157	9,188,277
FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2	3.600%		01/25/28	15,000	15,397,952
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	4,810	4,934,791
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%	(cc)	05/25/25	8,400	8,363,232

A801

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(cc)	12/10/49	5,298	$ 5,317,937
GS Mortgage Securities Trust, Series 2014-GC20, Class A5	3.998%		04/10/47	5,951	6,151,544
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,112,976
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	2,913	2,914,111
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	7,994,074
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A4A1	3.373%		11/15/47	1,500	1,501,966
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	8,130	8,107,517
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	6,400	6,437,843
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3	3.108%		07/15/50	20,000	19,734,028
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%		06/15/49	4,000	3,833,773
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%		02/12/51	1,893	1,889,581
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	2,735	2,749,528
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	4,422	4,418,907
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	8,513	8,519,612
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	4,000	4,022,342
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4	3.249%		02/15/48	3,500	3,454,847
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%		10/15/48	5,000	5,048,835
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4	3.753%		12/15/47	3,447	3,507,521
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	2,500	2,381,144
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%		12/15/49	10,000	9,956,645
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	22,250	21,087,315
UBS Commercial Mortgage Trust, Series 2018-C8, Class A3	3.720%		02/15/51	12,550	12,676,067
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	12,547	12,427,936
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	9,808	9,739,860
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%		09/15/58	7,000	6,969,047
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	7,000	7,015,162
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	16,000	15,087,301
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%		12/15/49	12,500	12,518,766

A802

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%	12/15/59	20,000	$ 19,900,062
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	11,215	10,953,189

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $520,258,093)				509,606,627

CORPORATE BONDS — 36.2%

Agriculture — 0.3%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	3,165	3,155,461
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	5,000	5,143,356

				8,298,817

Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	1,330	1,423,432
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	01/12/21	150	153,652
Delta Air Lines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	6.200%	07/02/18	280	281,824

				1,858,908

Auto Manufacturers — 1.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(a)	3.300%	05/19/25	3,295	3,242,641
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	16,530	16,263,535
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	3,385	3,879,413
General Motors Financial Co., Inc., Gtd. Notes(a)	4.300%	07/13/25	13,246	13,264,478

				36,650,067

Auto Parts & Equipment — 0.1%
Lear Corp., Sr. Unsec’d. Notes	5.250%	01/15/25	3,767	3,980,323

Banks — 10.7%
Bank of America Corp., Jr. Sub. Notes(a)	6.100%	12/31/49	6,000	6,315,000
Bank of America Corp., Jr. Sub. Notes	6.300%	12/31/49	2,160	2,316,600
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	7,430	7,408,284
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	3,390	3,292,615
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.970%	03/05/29	15,000	15,038,782
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	13,420	13,813,552
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25	5,000	4,955,917
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	3,745	3,737,633
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	4,365	4,433,424
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	5,525	5,644,006
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	350	346,961
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	15,293	15,308,859
Capital One NA, Sr. Unsec’d. Notes	2.950%	07/23/21	880	866,994
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/31/49	8,500	8,808,210
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%	10/21/26	11,000	10,456,658
Citigroup, Inc., Sr. Unsec’d. Notes	3.520%	10/27/28	14,000	13,515,006

A803

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	6,960	$ 6,873,072
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	8,400	8,550,244
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	6,545	6,622,475
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	2.997%	12/14/23	10,695	10,368,806
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	3,500	3,455,095
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	3,250	3,070,283
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	2,100	2,107,954
Discover Bank, Sub. Notes	7.000%	04/15/20	1,665	1,779,235
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	12/31/49	8,000	8,212,640
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	14,200	14,056,204
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.814%	04/23/29	12,000	11,763,297
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	240	236,980
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	7,320	7,353,533
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	1,995	2,025,698
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	9,410	9,458,499
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%	01/14/22	4,535	4,766,246
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	12/29/49	7,000	7,189,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/31/49	1,000	1,005,100
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	7,500	7,194,869
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	15,000	14,560,524
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	15,695	15,822,311
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	13,365	13,528,540
Morgan Stanley, Jr. Sub. Notes	5.450%	12/31/49	8,000	8,144,160
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	3,200	3,233,895
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%	01/24/29	15,000	14,767,830
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	14,045	14,175,775
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	5,000	4,731,668
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	760	742,469
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	9,700	9,769,154
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	1,165	1,180,673
Morgan Stanley, Sub. Notes, MTN	5.000%	11/24/25	910	951,598
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%	01/18/23	2,090	2,052,503
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	9,005	9,055,003

				345,063,834

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.000%	04/13/28	10,000	10,122,075

Biotechnology — 1.0%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	1,280	1,168,702
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,500	6,543,858
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	6,611,635
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	5,625	5,678,325
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	7,315	7,205,160
Celgene Corp., Sr. Unsec’d. Notes(a)	3.550%	08/15/22	350	349,519

A804

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	5,500	$ 5,524,546

				33,081,745

Building Materials — 0.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%	02/14/26	880	881,688
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	640	655,023
USG Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	5,000	5,212,500

				6,749,211

Chemicals — 1.5%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	777,104
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	4,672	4,535,545
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.500%	06/01/23	6,000	5,985,572
CF Industries, Inc., Gtd. Notes(a)	7.125%	05/01/20	1,877	2,003,698
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	2,000	1,963,741
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	16,796	17,109,832
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	5,000	5,496,167
Mosaic Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/23	3,295	3,359,674
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	12/15/26	5,000	4,993,960
WR Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	805	824,119

				47,049,412

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%	11/01/18	260	260,010
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	2,445	2,461,549

				2,721,559

Diversified Financial Services — 0.3%
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,412,635
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650%	02/16/21	5,795	5,786,128

				8,198,763

Electric — 2.3%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.100%	12/01/26	2,485	2,397,869
Dominion Energy, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	11,130,358
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,000	3,251,250
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	7,175	6,922,007
Duke Energy Progress LLC, First Mortgage(a)	3.250%	08/15/25	7,140	7,105,593
FirstEnergy Transmission LLC, Sr. Unsec’d Notes, 144A	4.350%	01/15/25	750	771,740
Florida Power & Light Co., First Mortgage	3.125%	12/01/25	14,148	13,998,502
Kentucky Utilities Co., First Mortgage	3.300%	10/01/25	2,150	2,114,358
Louisville Gas & Electric Co., First Mortgage	3.300%	10/01/25	3,065	3,035,714
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	5,465	5,360,372
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	4,380	4,274,114
PacifiCorp, First Mortgage	3.350%	07/01/25	2,270	2,264,293
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	5	4,964
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.100%	05/15/25	3,400	3,299,459
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.150%	01/15/26	3,900	3,770,344
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,115	4,963,273

				74,664,210

A805

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	2,290	$ 2,331,564

Foods — 0.5%
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	3,000	3,022,500
JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000%	03/15/22	655	650,312
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	10,980	10,931,745

				14,604,557

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes(a)	3.000%	02/15/27	2,320	2,145,659

Gas — 0.1%
Southern California Gas Co., First Mortgage	3.200%	06/15/25	3,300	3,290,665

Healthcare-Products — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	6,270	6,203,658
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	5,198	5,250,550
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	7,500	7,277,544

				18,731,752

Healthcare-Services — 2.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,159,904
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	7,315	7,235,012
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.500%	08/15/24	9,975	9,781,506
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	5,000	4,771,155
HCA, Inc., Sr. Sec’d. Notes	4.500%	02/15/27	2,325	2,243,625
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	2,675	2,709,775
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	3,345	3,324,649
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	17,530	17,445,420
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	128,992
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	14,145	14,046,217
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	3,425	3,540,594
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	9,768	9,894,141

				82,280,990

Housewares — 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	13,855	13,828,031

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	12,315	12,126,387
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	2,370	2,384,777
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,161,227
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	355,569
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,641,451
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,434,713
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,639,928
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,163,905
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	718,178
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	540,257

				32,166,392

A806

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging — 0.0%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	$ 1,308,732

Media — 1.9%
21st Century Fox America, Inc., Gtd. Notes	3.700%	10/15/25	650	656,824
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	4,000	4,000,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	9,125	9,324,893
Comcast Corp., Gtd. Notes	3.000%	02/01/24	8,200	7,988,360
Comcast Corp., Gtd. Notes	3.150%	02/15/28	7,985	7,605,541
Comcast Corp., Gtd. Notes	3.550%	05/01/28	4,015	3,959,408
Discovery Communications LLC, Gtd. Notes(a)	3.950%	03/20/28	4,830	4,633,149
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	2,525	2,644,041
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25	12,300	11,968,895
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	3,265	3,156,701
Time Warner, Inc., Gtd. Notes	4.000%	01/15/22	1,720	1,761,975
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	265	276,739
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	2,000	1,951,140
Viacom, Inc., Sr. Unsec’d. Notes	3.875%	12/15/21	1,100	1,114,505

				61,042,171

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	10/19/75	1,360	1,431,400

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22	2,675	2,681,688

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	4,485	4,350,002
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%	07/18/20	2,195	2,166,728
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	445	435,562

				6,952,292

Oil & Gas — 1.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%	07/15/24	1,000	970,841
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%	08/15/22	895	862,629
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%	04/15/27	4,950	4,824,982
Concho Resources, Inc., Gtd. Notes	3.750%	10/01/27	2,305	2,253,804
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	8,511	8,408,316
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	280	297,592
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	470	529,119
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.150%	04/01/25	6,155	5,965,083
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	11,418	11,795,826
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	1,630	1,662,600
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	870	935,856
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	1,930	2,003,843
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,310,092

A807

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	2,925	$ 2,917,688
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	9,155	9,355,357
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	07/23/20	1,610	1,604,284
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,000	2,082,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	2,000	2,032,946

				60,812,858

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,400	1,399,810
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,000	2,033,752

				3,433,562

Packaging & Containers — 0.0%
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	775	815,568

Pharmaceuticals — 3.1%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,030	1,006,125
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	19,796	19,509,434
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	2,055	2,037,431
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	18,710	18,380,403
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	11,328	11,229,652
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	15,625	15,691,572
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	13,395	12,584,980
Mylan, Inc., Gtd. Notes, 144A	4.550%	04/15/28	7,730	7,742,571
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	13,265	12,663,843

				100,846,011

Pipelines — 1.8%
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	13,795	13,969,921
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%	10/01/21	4,200	4,380,415
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	1,926,245
MPLX LP, Sr. Unsec’d. Notes	4.000%	03/15/28	720	709,571
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	2,980	2,952,590
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,656,609
ONEOK Partners LP, Gtd. Notes	5.000%	09/15/23	2,525	2,663,374
ONEOK, Inc., Gtd. Notes	4.000%	07/13/27	1,535	1,512,241
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.600%	11/01/24	2,185	2,082,638
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	5,000	4,816,009
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,558,745
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	4.000%	03/15/28	3,610	3,530,908
Valero Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/28	4,255	4,279,964
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	1,580	1,572,849
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	6,884	6,773,273

				59,385,352

Real Estate Investment Trusts (REITs) — 0.6%
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	04/15/25	5,035	5,019,067
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,500	6,628,050

A808

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	$6,356,529

				18,003,646

Retail — 0.1%
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	3,938	3,960,196

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,522,906

Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.625%	01/15/24	12,000	11,804,754
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	5,000	5,112,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	9,075	9,335,906

				26,253,160

Software — 0.3%
Fiserv, Inc., Sr. Unsec’d. Notes	3.500%	10/01/22	4,556	4,586,978
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	6,207,659

				10,794,637

Telecommunications — 1.3%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,875	1,935,201
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	21,425	20,644,006
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	6,228	6,224,127
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	4,000	4,162,000
Level 3 Financing, Inc., Gtd. Notes(a)	6.125%	01/15/21	1,750	1,769,688
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	3,690	3,855,973
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376%	02/15/25	2,782	2,734,469
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	1,950	1,974,028

				43,299,492

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.200%	07/15/20	1,865	1,867,691

Utilities — 0.1%
State Grid Overseas Investment 2013 Ltd. (China), Sr. Unsec’d. Notes	3.125%	05/22/23	2,000	1,961,937

Water — 0.4%
American Water Capital Corp., Sr. Unsec’d. Notes	3.000%	12/01/26	13,140	12,544,666
TOTAL CORPORATE BONDS (cost $1,161,558,765)				1,167,736,499

A809

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 1.3%

Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%		01/01/41	6,500	$7,546,500

California — 0.4%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%		04/01/49	2,930	4,115,947
State of California, General Obligation Unlimited	7.625%		03/01/40	5,800	8,832,414

					12,948,361

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%		11/01/50	2,895	3,787,500

Massachusetts — 0.0%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%		08/01/40	1,400	1,598,184

New York — 0.1%
New York City Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, BABs	5.767%		08/01/36	2,000	2,431,800

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%		06/01/40	1,300	1,523,405
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%		12/01/34	2,000	2,217,840

					3,741,245

Oregon — 0.0%
State of Oregon Department of Transportation, Series A, Revenue Bonds, BABs	5.834%		11/15/34	500	623,535

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	4,000	5,044,840

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%		02/01/42	1,750	1,898,908

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%		11/01/39	2,330	2,881,464
TOTAL MUNICIPAL BONDS (cost $40,224,508)					42,502,337

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.1%
Alternative Loan Trust, Series 2005-38, Class A3, 1 Month LIBOR + 0.350%	2.320%	(c)	09/25/35	3,529	3,290,522
Alternative Loan Trust, Series 2005-69, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%	2.283%	(c)	12/25/35	2,440	2,337,306
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 1 Month LIBOR + 2.150%, 144A	4.027%	(c)	10/25/28	4,466	4,474,332
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A	3.572%	(c)	10/25/27	1,551	1,558,869

A810

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CIM Trust, Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	3.664%	(c)	01/25/57	2,448	$2,497,609
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	4,037	3,961,555
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500%		10/25/37	4,420	3,552,620
CSMC Trust, Series 2018-3R, 1 Month LIBOR + 1.200%, 144A	3.071%	(c)	12/25/46	3,680	3,680,000
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	4.072%	(c)	10/25/28	3,053	3,074,624
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%	3.722%	(c)	10/25/27	2,240	2,286,459
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	3.222%	(c)	03/25/29	2,250	2,289,944
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A, 1 Month LIBOR + 1.000%	2.872%	(c)	10/25/37	10,003	9,868,547
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.670%	(cc)	02/25/35	3,991	3,974,069
Lehman XS Trust, Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%	2.077%	(c)	08/25/46	6,646	6,365,383
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A	3.414%	(c)	09/01/22	2,622	2,631,181
OBX Trust, Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A	2.527%	(c)	06/25/57	4,300	4,302,752
PNMAC GMSR ISSUER TRUST, Series 2018-GT1, Class A, 1 Month LIBOR + 2.850%, 144A	4.722%	(c)	02/25/23	2,560	2,569,669
Radnor RE Ltd. (Bermuda), Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A	3.254%	(c)	03/25/28	1,020	1,019,382
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1	3.273%	(cc)	09/25/36	2,170	2,100,738
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	3.603%	(cc)	07/25/36	1,340	1,304,278

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $64,923,222)					67,139,839

SOVEREIGN BONDS — 2.3%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	8,845	8,358,525
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	3,000	3,105,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%		05/05/21	3,925	4,093,021
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750%		04/25/22	2,695	2,699,463
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	4.750%		01/08/26	250	261,123
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/25/22	2,500	2,504,140
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%		01/15/24	10,000	10,988,000
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	5,710	5,596,028

A811

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125%		03/09/21	7,500	$8,137,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	3,000	3,072,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%		01/11/40	5,000	5,637,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	6,000	6,159,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%		10/23/34	2,000	2,564,360
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22	3,000	3,208,014
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300%		03/15/28	2,340	2,356,619
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%		02/12/21	1,400	1,392,233
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%		10/26/21	4,030	3,880,890

TOTAL SOVEREIGN BONDS (cost $74,459,960)					74,013,416

U.S. GOVERNMENT AGENCY OBLIGATION — 0.8%
Federal National Mortgage Assoc.(k) (cost $26,751,689)	6.250%		05/15/29	20,000	25,982,480

U.S. TREASURY OBLIGATIONS — 26.7%
U.S. Treasury Notes	1.875%		09/30/22	183,000	177,831,679
U.S. Treasury Notes	2.000%		06/30/24	100,000	96,230,469
U.S. Treasury Notes	2.250%		11/15/24	240,170	233,893,684
U.S. Treasury Notes	2.250%		02/15/27	131,575	126,461,049
U.S. Treasury Notes(a)(h)	2.375%		01/31/23	41,103	40,765,827
U.S. Treasury Notes	2.500%		03/31/23	29,420	29,329,212
U.S. Treasury Notes(a)	2.625%		02/28/23	55,220	55,388,249
U.S. Treasury Notes	2.750%		02/15/28	34,310	34,327,423
U.S. Treasury Strips Coupon	2.783%	(s)	08/15/29	9,300	6,720,866
U.S. Treasury Strips Coupon(k)	2.860%	(s)	05/15/24	40,000	33,957,972
U.S. Treasury Strips Coupon	2.878%	(s)	05/15/31	9,300	6,374,842
U.S. Treasury Strips Coupon	3.042%	(s)	11/15/35	18,600	11,090,549
U.S. Treasury Strips Coupon	3.202%	(s)	08/15/40	18,600	9,556,523

TOTAL U.S. TREASURY OBLIGATIONS (cost $858,580,560)					861,928,344

TOTAL LONG-TERM INVESTMENTS (cost $3,080,269,460)					3,086,921,345

				Shares
SHORT-TERM INVESTMENTS — 11.1%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				245,983,572	245,983,572
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $112,504,734; includes $112,357,934 of cash collateral for securities on loan)(b)(w)				112,513,250	112,490,747

TOTAL SHORT-TERM INVESTMENTS (cost $358,488,306)					358,474,319

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.7% (cost $3,438,757,766)					3,445,395,664

A812

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value
OPTIONS WRITTEN~* — (0.0)%
(premiums received $1,155,000)	$(597,529)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.7% (cost $3,437,602,766)	3,444,798,135
Liabilities in excess of other assets(z) — (6.7)%	(216,563,798)

NET ASSETS — 100.0%	$3,228,234,337

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $110,218,258; cash collateral of $112,357,934 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.29.V1, 12/20/22	Put	Citigroup Global Markets	04/18/18	$100.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)	50,000	$(18,576)
CDX.NA.HY.29.V1, 12/20/22	Put	Credit Suisse First Boston Corp.	04/18/18	$102.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)	100,000	(53,037)
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	06/20/18	$102.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)	100,000	(395,887)
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	04/18/18	$100.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)	350,000	(130,029)

Total Options Written								$(597,529)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,234	2 Year U.S. Treasury Notes	Jun. 2018	$262,359,969	$ 211,737
1,678	5 Year U.S. Treasury Notes	Jun. 2018	192,065,453	323,079
10,568	10 Year U.S. Treasury Notes	Jun. 2018	1,280,214,125	9,354,398
393	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	63,064,219	2,057,067

				11,946,281

A813

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
623	90 Day Euro Dollar	Dec. 2018	$151,864,038	$855,335
19	10 Year U.S. Ultra Treasury Notes	Jun. 2018	2,467,328	(35,210)
1,247	20 Year U.S. Treasury Bonds	Jun. 2018	182,841,375	(4,600,853)

				(3,780,728)

				$8,165,553

Securities with a combined market value of $10,603,710 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	150,000	$2,383,379	$2,525,750	$142,371

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	50,000	$19,463	$1,112,711	$(1,093,248)	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	25,000	9,731	528,120	(518,389)	Goldman Sachs & Co.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	9,300	3,620	195,698	(192,078)	UBS AG
CMBX.NA.10.AAA	11/17/59	0.500%(M)	25,000	103,447	622,413	(518,966)	Credit Suisse First Boston Corp.
CMBX.NA.10.AAA	11/17/59	0.500%(M)	25,000	103,447	685,554	(582,107)	Goldman Sachs & Co.

				$239,708	$3,144,496	$(2,904,788)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A814

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
3,290	10/25/27	2.160%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$76	$(51,419)	$(51,495)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
146,515	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$(53,298)	$773,633	$826,931
32,905	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(17,242)	164,682	181,924
37,430	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	10,540	164,606	154,066
37,990	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	1,980	194,647	192,667
8,275	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	251	26,759	26,508
26,660	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	296	44,950	44,654
65,690	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(111)	—	111
52,085	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(163,447)	(163,447)
18,340	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(5,096)	(27,863)	(22,767)
14,290	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(24,488)	(24,488)
113,130	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	1,341	(230,542)	(231,883)
56,910	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	2,601,494	3,581,929	980,435
11,308	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	104	225,855	225,751
8,020	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	19,489	258,180	238,691
9,115	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(18,063)	257,275	275,338
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	20,182	20,182
5,225	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	166,427	166,427
38,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	138,037	1,218,782	1,080,745
27,355	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	104,341	859,374	755,033
14,865	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	29,788	351,962	322,174
20,640	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(110,682)	(110,682)
2,800	02/14/25	— (3)	— (3)	—	5,210	5,210
4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(23,999)	(23,999)
20,811	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	272,073	897,078	625,005
2,885	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	4,106	106,578	102,472
3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	96,095	96,095
9,845	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(6,359)	227,869	234,228
785	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	26,880	26,880
3,690	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	161,731	161,731

A815

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
17,380	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	$(114,118)	$(1,255,012)	$(1,140,894)
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	9,866	9,866

				$2,969,553	$8,004,517	$5,034,964

A security with a market value of $13,379,678 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$41,139,268	$—
Collateralized Loan Obligations	—	222,546,329	—
Home Equity Loans	—	25,430,338	—
Residential Mortgage-Backed Securities	—	48,895,868	—
Commercial Mortgage-Backed Securities	—	509,606,627	—
Corporate Bonds	—	1,167,736,499	—
Municipal Bonds	—	42,502,337	—
Residential Mortgage-Backed Securities	—	67,139,839	—
Sovereign Bonds	—	74,013,416	—
U.S. Government Agency Obligation	—	25,982,480	—
U.S. Treasury Obligations	—	861,928,344	—
Afiliated Mutual Funds	358,474,319	—	—
Options Written	—	(597,529)	—
Other Financial Instruments*
Futures Contracts	8,165,553	—	—
Centrally Cleared Credit Default Swap Agreements	—	142,371	—
OTC Credit Default Swap Agreements	—	239,708	—
Centrally Cleared Inflation Swap Agreement	—	(51,495)	—
Centrally Cleared Interest Rate Swap Agreements	—	5,034,964	—

Total	$366,639,872	$3,091,689,364	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A816

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.9%

COMMON STOCKS — 53.4%
Argentina — 0.0%
MercadoLibre, Inc.	4,079	$1,453,715

Australia — 0.4%
AGL Energy Ltd.	4,158	69,691
Alumina Ltd.	43,047	78,984
Amcor Ltd.	12,082	132,302
AMP Ltd.	18,394	70,986
APA Group	11,014	67,064
Aristocrat Leisure Ltd.	2,684	50,112
ASX Ltd.	875	37,920
Aurizon Holdings Ltd.	25,789	84,606
Australia & New Zealand Banking Group Ltd.	25,198	524,454
Bendigo & Adelaide Bank Ltd.	3,116	23,725
BHP Billiton Ltd.	176,332	3,908,485
BHP Billiton PLC	8,584	169,647
Boral Ltd.	8,373	48,298
Brambles Ltd.	12,268	94,683
Caltex Australia Ltd.	2,970	72,144
Challenger Ltd.	3,825	34,255
Coca-Cola Amatil Ltd.	8,729	58,452
Cochlear Ltd.	706	99,156
Commonwealth Bank of Australia	13,435	751,309
Computershare Ltd.	6,786	91,003
CSL Ltd.	3,633	437,698
Dexus, REIT	8,295	59,730
Fortescue Metals Group Ltd.	6,000	20,212
Goodman Group, REIT	16,193	105,289
GPT Group (The), REIT	6,372	23,353
Incitec Pivot Ltd.	9,978	27,155
Insurance Australia Group Ltd.	14,729	85,280
LendLease Group	4,400	58,991
Macquarie Group Ltd.	2,746	218,958
Medibank Private Ltd.	17,472	39,216
Mirvac Group, REIT	52,673	87,537
National Australia Bank Ltd.	22,204	490,187
Newcrest Mining Ltd.	5,701	85,986
Oil Search Ltd.	134,526	747,253
Orica Ltd.	4,723	65,010
Origin Energy Ltd.*	12,284	82,900
QBE Insurance Group Ltd.	14,220	106,091
Ramsay Health Care Ltd.	1,374	66,197
REA Group Ltd.	900	55,257
Santos Ltd.*	11,869	46,812
Scentre Group, REIT	54,649	161,264
Sonic Healthcare Ltd.	1,949	34,486
South32 Ltd.	51,827	130,250
Stockland, REIT	19,771	61,347
Suncorp Group Ltd.	13,699	141,284
Sydney Airport	14,293	74,106
Tabcorp Holdings Ltd.	18,748	63,576
Telstra Corp. Ltd.	34,687	83,966
TPG Telecom Ltd.	5,696	24,201
Transurban Group	20,063	176,928
Treasury Wine Estates Ltd.	4,086	53,385
Vicinity Centres, REIT	23,070	42,880
Wesfarmers Ltd.	8,620	276,226

	Shares	Value
COMMON STOCKS (Continued)
Australia (cont’d.)
Westfield Corp., REIT	10,112	$66,326
Westpac Banking Corp.	25,852	572,607
Woodside Petroleum Ltd.	5,828	132,163
Woolworths Group Ltd.	11,941	242,367

		11,713,750

Austria — 0.2%
ams AG*	15,985	1,678,589
Erste Group Bank AG*	90,763	4,562,964

		6,241,553

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	6,476	712,016
KBC Group NV	23,950	2,085,542
UCB SA	2,977	242,442

		3,040,000

Bermuda — 0.0%
Marvell Technology Group Ltd.	3,387	71,127

Brazil — 0.6%
Ambev SA, ADR(a)	385,050	2,799,314
Banco do Brasil SA	134,472	1,683,828
Banco Santander Brasil SA, UTS	66,350	803,889
Cia de Saneamento de Minas Gerais-COPASA	14,150	206,199
Cielo SA	179,320	1,124,875
Estacio Participacoes SA	69,050	731,818
Fibria Celulose SA	29,440	577,216
Kroton Educacional SA	222,974	921,896
Lojas Renner SA	137,520	1,422,499
MRV Engenharia e Participacoes SA	152,466	752,297
Qualicorp SA	37,300	252,851
Raia Drogasil SA	42,490	961,783
Ultrapar Participacoes SA	87,270	1,890,548
Vale SA, ADR(a)	273,680	3,481,210
WEG SA	213,950	1,459,405

		19,069,628

Canada — 0.4%
Agnico Eagle Mines Ltd.	1,952	82,119
Alimentation Couche-Tard, Inc. (Class B Stock)	4,158	186,123
ARC Resources Ltd.	3,162	34,458
Bank of Montreal	5,870	443,411
Bank of Nova Scotia (The)	10,648	655,897
Barrick Gold Corp.	9,985	124,391
BCE, Inc.	1,125	48,411
Brookfield Asset Management, Inc. (Class A Stock)	8,571	334,098
Canadian Imperial Bank of Commerce	3,904	344,598
Canadian National Railway Co.	7,137	521,613
Canadian Natural Resources Ltd., (XTSE)	9,879	310,552
Canadian Pacific Railway Ltd.	1,460	257,470
Canadian Tire Corp. Ltd. (Class A Stock)	763	100,324
Cenovus Energy, Inc.	8,051	68,552
CGI Group, Inc. (Class A Stock)*	2,235	128,894
Constellation Software, Inc.	202	137,058
Crescent Point Energy Corp.	5,591	38,015
Dollarama, Inc.	1,092	132,717

A817

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Enbridge, Inc.	7,588	$238,651
Encana Corp.	6,982	76,792
Fairfax Financial Holdings Ltd.	2,352	1,192,239
Fortis, Inc.	2,461	83,074
Franco-Nevada Corp.	1,776	121,171
Gildan Activewear, Inc., (NYSE)	41,348	1,194,544
Gildan Activewear, Inc., (XTSE)	1,825	52,709
Goldcorp, Inc.	7,070	97,625
Great-West Lifeco, Inc.	3,148	80,340
Imperial Oil Ltd.	2,625	69,519
Intact Financial Corp.	1,121	84,235
Inter Pipeline Ltd.	2,624	45,541
Kinross Gold Corp.*	10,657	42,104
Loblaw Cos. Ltd.	1,918	96,901
Magna International, Inc.	4,066	229,029
Manulife Financial Corp.	17,592	326,620
Metro, Inc.	2,234	71,267
National Bank of Canada	3,128	147,229
Nutrien Ltd.	5,703	269,535
Open Text Corp.	2,552	88,781
Pembina Pipeline Corp.	3,760	117,322
Power Corp. of Canada	3,725	85,004
Power Financial Corp.	2,334	58,443
Restaurant Brands International, Inc.	1,828	104,031
Rogers Communications, Inc. (Class B Stock)	3,653	163,149
Royal Bank of Canada	12,860	993,385
Saputo, Inc.	2,670	85,694
Shaw Communications, Inc. (Class B Stock)	4,004	77,137
SNC-Lavalin Group, Inc.	1,278	56,116
Sun Life Financial, Inc.	5,702	234,170
Suncor Energy, Inc.	14,227	491,294
Teck Resources Ltd. (Class B Stock)	5,579	143,681
Thomson Reuters Corp.	3,080	119,031
Toronto-Dominion Bank (The)	16,047	910,619
TransCanada Corp.	6,518	269,553
Wheaton Precious Metals Corp.	3,967	80,827

		12,546,063

Chile — 0.0%
Banco Santander Chile, ADR	42,000	1,407,419

China — 2.2%
AAC Technologies Holdings, Inc.	76,000	1,392,667
Air China Ltd. (Class H Stock)	404,000	521,739
Alibaba Group Holding Ltd., ADR*(a)	56,442	10,359,365
Anhui Conch Cement Co. Ltd. (Class H Stock)	158,500	872,220
Baidu, Inc., ADR*	21,236	4,739,663
BOC Hong Kong Holdings Ltd.	35,500	174,155
China Construction Bank Corp. (Class H Stock)	3,365,000	3,514,756
China Merchants Bank Co. Ltd. (Class H Stock)	349,500	1,450,729
China Overseas Land & Investment Ltd.	736,000	2,580,997
China Shenhua Energy Co. Ltd. (Class H Stock)	226,500	568,454
CNOOC Ltd.	2,353,000	3,484,061
Country Garden Holdings Co. Ltd.	493,000	1,029,290
Dali Foods Group Co. Ltd., 144A	291,500	240,452

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Daqo New Energy Corp., ADR*	7,800	$381,809
Fosun International Ltd.	535,500	1,174,923
Geely Automobile Holdings Ltd.	196,000	574,327
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	586,000	1,088,406
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,972,000	2,590,056
JD.com, Inc., ADR*	62,230	2,519,693
NetEase, Inc., ADR	4,929	1,382,042
Nexteer Automotive Group Ltd.*	146,000	223,176
PICC Property & Casualty Co. Ltd. (Class H Stock)	584,000	1,031,945
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,070,000	11,032,425
Shenzhen Expressway Co. Ltd. (Class H Stock)	308,000	314,579
Tencent Holdings Ltd.	339,200	18,208,110
Tsingtao Brewery Co. Ltd. (Class H Stock)	228,000	1,197,397
Weichai Power Co. Ltd. (Class H Stock)	349,000	394,701
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (Class H Stock), 144A	56,500	265,318
Yangzijiang Shipbuilding Holdings Ltd.	15,000	13,971
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	268,000	346,361
Yirendai Ltd., ADR(a)	5,430	218,449
YY, Inc., ADR*	7,660	805,832
Zhongsheng Group Holdings Ltd.	124,000	340,660

		75,032,728

Denmark — 0.3%
Chr Hansen Holding A/S	1,550	134,148
Danske Bank A/S	68,532	2,567,777
Genmab A/S*	1,665	358,716
Novo Nordisk A/S (Class B Stock)	149,756	7,365,878
Royal Unibrew A/S	18,630	1,236,825

		11,663,344

Finland — 0.2%
Cargotec OYJ (Class B Stock)	4,108	218,852
Konecranes OYJ	3,394	147,323
Neste OYJ(a)	32,798	2,282,908
Nokia OYJ	28,568	157,756
Outokumpu OYJ(a)	17,903	122,094
UPM-Kymmene OYJ	83,037	3,078,504

		6,007,437

France — 2.2%
Accor SA	67,437	3,643,278
Air Liquide SA	7,445	913,634
Airbus SE	30,820	3,567,657
Arkema SA	1,862	243,082
AXA SA	106,723	2,837,022
BNP Paribas SA	109,886	8,149,232
Capgemini SE	23,764	2,965,144
Cie Generale des Etablissements Michelin SCA	3,449	510,600
Credit Agricole SA	80,342	1,309,979
Dassault Systemes SE	12,240	1,664,561
Engie SA	80,945	1,351,661

A818

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Essilor International Cie Generale d’Optique SA	17,429	$2,351,186
Faurecia SA	22,596	1,828,382
Imerys SA	21,109	2,051,455
Kering SA	5,158	2,473,868
Legrand SA	4,147	325,377
LVMH Moet Hennessy Louis Vuitton SE	17,483	5,387,798
Orange SA	320,112	5,441,221
Pernod Ricard SA	22,952	3,821,701
Peugeot SA	40,110	965,825
Publicis Groupe SA	7,969	554,896
Renault SA	4,030	489,032
Safran SA	37,058	3,932,957
Sanofi	44,065	3,535,783
Schneider Electric SE*	52,419	4,616,094
Sodexo SA	2,644	266,114
Thales SA	4,798	584,509
TOTAL SA	61,862	3,545,914
Unibail-Rodamco SE, REIT	1,553	354,742
Vinci SA	41,261	4,064,011
Vivendi SA	4,591	119,067

		73,865,782

Germany — 1.6%
adidas AG	3,554	864,680
AIXTRON SE*	44,133	853,975
Allianz SE	39,597	8,951,196
BASF SE	40,315	4,088,645
Bayer AG	35,373	3,987,735
Bayerische Motoren Werke AG	3,214	349,586
Brenntag AG	3,583	213,304
Continental AG	18,371	5,074,287
Covestro AG, 144A	32,754	3,225,195
Daimler AG	4,110	350,172
Deutsche Bank AG	13,279	185,248
Deutsche Lufthansa AG	33,551	1,072,544
Deutsche Post AG	4,128	180,804
Deutsche Telekom AG	43,861	717,598
Evotec AG*(a)	50,644	996,165
Fresenius Medical Care AG & Co. KGaA	24,892	2,542,291
Hannover Rueck SE	8,431	1,150,260
Infineon Technologies AG	74,516	2,003,978
Linde AG*	19,406	4,100,673
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,879	669,488
ProSiebenSat.1 Media SE	32,959	1,141,585
RWE AG*	3,192	78,901
SAP SE	56,794	5,962,346
Siemens AG.	4,808	613,489
Siltronic AG*	10,927	1,874,120
Wirecard AG	11,917	1,412,663

		52,660,928

Hong Kong — 0.8%
AIA Group Ltd.	1,465,800	12,530,653
ASM Pacific Technology Ltd.	2,500	35,221
Bank of East Asia Ltd. (The)	1,600	6,411
CK Asset Holdings Ltd.	386,000	3,257,482
CK Hutchison Holdings Ltd.	305,500	3,670,665

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
CK Infrastructure Holdings Ltd.	8,000	$65,570
CLP Holdings Ltd.	17,500	178,430
Galaxy Entertainment Group Ltd.	21,000	192,752
Haier Electronics Group Co. Ltd.*	181,000	648,915
Hang Lung Properties Ltd.	2,000	4,694
Hang Seng Bank Ltd.	8,000	185,877
Henderson Land Development Co. Ltd.	14,300	93,766
HKT Trust & HKT Ltd.	20,000	25,216
Hong Kong & China Gas Co. Ltd.	78,100	160,945
Hong Kong Exchanges & Clearing Ltd.	8,700	286,552
Hongkong Land Holdings Ltd.	8,800	61,467
Hutchison Port Holdings Trust, UTS	93,400	27,670
Jardine Matheson Holdings Ltd.	42,100	2,594,468
Kerry Properties Ltd.	12,000	54,264
Kingboard Chemical Holdings Ltd.	67,000	309,754
Kingboard Laminates Holdings Ltd.	225,000	330,117
Li & Fung Ltd.	64,000	31,551
Link REIT, REIT	14,500	124,290
MTR Corp. Ltd.	8,000	43,185
New World Development Co. Ltd.	23,000	32,781
NWS Holdings Ltd.	16,000	29,143
Power Assets Holdings Ltd.	11,000	98,267
Sino Land Co. Ltd.	44,000	71,317
Sun Hung Kai Properties Ltd.	14,000	222,222
Swire Pacific Ltd. (Class A Stock)	7,500	75,949
Techtronic Industries Co. Ltd.	4,500	26,411
WH Group Ltd., 144A	1,184,500	1,269,175
Wharf Holdings Ltd. (The)	14,000	48,472
Wharf Real Estate Investment Co. Ltd.*	14,000	91,509
Wheelock & Co. Ltd.	13,000	95,356
Xinyi Glass Holdings Ltd.*	342,000	520,577
Yue Yuen Industrial Holdings Ltd.	9,000	36,058

		27,537,152

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	56,988	621,779
OTP Bank PLC	27,768	1,247,668

		1,869,447

India — 0.8%
HCL Technologies Ltd.	87,180	1,296,607
HDFC Bank Ltd., ADR	166,511	16,446,291
Housing Development Finance Corp. Ltd.	72,130	2,031,766
Infosys Ltd., ADR(a)	265,360	4,736,675
Mahindra & Mahindra Ltd., GDR	217,070	2,496,305
Vedanta Ltd.	148,021	632,679

		27,640,323

Indonesia — 0.3%
Astra International Tbk PT	5,511,400	2,930,985
Bank Central Asia Tbk PT	902,400	1,532,985
Bank Negara Indonesia Persero Tbk PT	1,100,200	696,749
Bank Rakyat Indonesia Persero Tbk PT*	12,185,500	3,197,958
Unilever Indonesia Tbk PT	233,000	840,479

		9,199,156

Ireland — 0.0%
CRH PLC	20,783	703,961
James Hardie Industries PLC, CDI	5,127	90,992

A819

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland (cont’d.)
Ryanair Holdings PLC, ADR*	4,838	$594,348

		1,389,301

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	5,798	99,088

Italy — 0.3%
Assicurazioni Generali SpA	8,206	157,738
Banca Generali SpA	39,452	1,272,867
Enel SpA	160,174	980,140
Eni SpA	4,237	74,636
Ferrari NV	10,189	1,224,839
Intesa Sanpaolo SpA	587,120	2,137,709
Italgas SpA	39,957	238,757
Snam SpA	11,948	54,923
UniCredit SpA*	253,424	5,296,856

		11,438,465

Japan — 2.3%
AEON Financial Service Co. Ltd.	2,100	48,693
Aeon Mall Co. Ltd.	2,900	60,994
Ajinomoto Co., Inc.	6,700	121,674
Alfresa Holdings Corp.	1,900	42,904
Amada Holdings Co. Ltd.	8,100	98,459
Asahi Group Holdings Ltd.	65,700	3,533,255
Asahi Kasei Corp.	13,000	173,756
Astellas Pharma, Inc.	10,700	163,667
Bandai Namco Holdings, Inc.	5,300	171,528
Bridgestone Corp.	8,000	351,951
Canon, Inc.	7,000	253,948
Central Japan Railway Co.	400	76,337
Chugai Pharmaceutical Co. Ltd.	1,100	55,845
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	41,298
Concordia Financial Group Ltd.	23,800	134,386
Dai Nippon Printing Co. Ltd.	1,500	31,171
Daicel Corp.	15,200	166,911
Dai-ichi Life Holdings, Inc.	8,300	153,230
Daiichi Sankyo Co. Ltd.	8,600	288,494
Daikin Industries Ltd.	33,300	3,699,402
Daito Trust Construction Co. Ltd.	700	119,187
Daiwa House Industry Co. Ltd.	8,100	312,039
Daiwa House REIT Investment Corp., REIT	13	31,433
Denso Corp.	2,100	115,509
East Japan Railway Co.	3,800	355,277
Electric Power Development Co. Ltd.	6,400	164,966
FANUC Corp.	15,200	3,911,768
Fast Retailing Co. Ltd.	300	120,520
Fuji Electric Co. Ltd.	6,000	41,338
FUJIFILM Holdings Corp.	6,200	247,589
Fujitsu Ltd.	22,000	133,692
Hakuhodo DY Holdings, Inc.	2,000	27,608
Hankyu Hanshin Holdings, Inc.	1,100	41,199
Hisamitsu Pharmaceutical Co., Inc.	2,700	208,719
Hitachi High-Technologies Corp.	800	38,031
Hitachi Ltd.	57,000	415,166
Honda Motor Co. Ltd.	141,600	4,901,710
Hoya Corp.	2,500	126,282
Hulic Co. Ltd.	11,600	126,413
Inpex Corp.	140,100	1,738,548
ITOCHU Corp.(a)	16,200	316,340

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
J Front Retailing Co. Ltd.	10,300	$173,961
Japan Airlines Co. Ltd.	4,800	195,438
Japan Exchange Group, Inc.	1,500	28,086
Japan Post Bank Co. Ltd.	2,800	37,999
Japan Prime Realty Investment Corp., REIT	6	21,798
Japan Real Estate Investment Corp., REIT(a)	11	57,180
Japan Retail Fund Investment Corp., REIT	23	44,600
Japan Tobacco, Inc.	9,900	282,813
JFE Holdings, Inc.	3,400	68,583
JTEKT Corp.	2,100	30,943
JXTG Holdings, Inc.	47,000	286,539
Kansai Electric Power Co., Inc. (The)	9,800	128,131
Kao Corp.	4,500	337,831
Kawasaki Heavy Industries Ltd.	4,900	158,121
KDDI Corp.	11,800	303,902
Keikyu Corp.	1,500	26,365
Keyence Corp.	5,700	3,560,551
Kintetsu Group Holdings Co. Ltd.	800	31,433
Kirin Holdings Co. Ltd.	6,100	162,395
Komatsu Ltd.	119,900	4,016,526
Kose Corp.	900	189,201
Kubota Corp.	203,000	3,578,405
Kyocera Corp.	1,400	79,377
Kyowa Hakko Kirin Co. Ltd.	7,400	160,710
Kyushu Electric Power Co., Inc.	3,000	36,233
M3, Inc.	5,200	238,929
Mabuchi Motor Co. Ltd.	3,000	149,244
Makita Corp.	52,300	2,590,637
Marui Group Co. Ltd.(a)	9,700	195,604
Mazda Motor Corp.	9,200	123,039
Mebuki Financial Group, Inc.	29,600	114,978
MEIJI Holdings Co. Ltd.	800	61,454
Mitsubishi Chemical Holdings Corp.	12,900	125,600
Mitsubishi Corp.	17,600	473,775
Mitsubishi Electric Corp.	22,300	361,941
Mitsubishi Estate Co. Ltd.	3,300	55,280
Mitsubishi Tanabe Pharma Corp.	1,100	22,224
Mitsubishi UFJ Financial Group, Inc.	112,600	748,297
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,300	25,759
Mitsui & Co. Ltd.	15,800	271,884
Mitsui Chemicals, Inc.	6,100	193,670
Mitsui Fudosan Co. Ltd.	96,600	2,332,045
Mizuho Financial Group, Inc.	116,200	211,760
MS&AD Insurance Group Holdings, Inc.	1,500	46,595
Murata Manufacturing Co. Ltd.	1,400	193,245
NGK Spark Plug Co. Ltd.	7,200	173,492
NH Foods Ltd.	2,000	82,121
Nidec Corp.	24,400	3,755,374
Nintendo Co. Ltd.	1,000	444,273
Nippon Building Fund, Inc., REIT	12	66,562
Nippon Prologis REIT, Inc., REIT	11	23,891
Nippon Steel & Sumitomo Metal Corp.	11,000	241,504
Nippon Telegraph & Telephone Corp.	8,300	387,220
Nippon Yusen KK	5,100	100,133
Nissan Motor Co. Ltd.	23,700	244,635
Nitori Holdings Co. Ltd.	1,000	175,366
Nitto Denko Corp.	22,200	1,677,857
Nomura Holdings, Inc.	18,200	106,130

A820

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nomura Real Estate Master Fund, Inc., REIT	27	$37,576
Nomura Research Institute Ltd.	3,100	146,472
NSK Ltd.	4,300	57,849
NTT DOCOMO, Inc.	13,200	336,513
Obayashi Corp.	4,900	53,978
Obic Co. Ltd.	200	16,854
Olympus Corp.	4,900	187,372
Ono Pharmaceutical Co. Ltd.	8,500	270,443
Oriental Land Co. Ltd.	2,400	245,561
ORIX Corp.	18,600	333,330
Otsuka Corp.	3,800	193,735
Otsuka Holdings Co. Ltd.	6,200	310,990
Panasonic Corp.	26,300	377,681
Persol Holdings Co. Ltd.	5,600	162,718
Recruit Holdings Co. Ltd.	5,800	145,369
Resona Holdings, Inc.	10,600	56,974
Rohm Co. Ltd.	1,900	180,350
Ryohin Keikaku Co. Ltd.	200	66,818
Santen Pharmaceutical Co. Ltd.	2,200	36,841
Seibu Holdings, Inc.	7,300	127,987
Seiko Epson Corp.	3,800	65,853
Sekisui House Ltd.	9,600	175,659
Seven & i Holdings Co. Ltd.	9,000	385,491
Shimano, Inc.	400	57,723
Shimizu Corp.	15,500	138,272
Shin-Etsu Chemical Co. Ltd.	36,400	3,796,854
Shionogi & Co. Ltd.	500	26,037
Shiseido Co. Ltd.	1,700	109,169
Shizuoka Bank Ltd. (The)	7,000	67,316
SMC Corp.	7,700	3,132,353
SoftBank Group Corp.	7,700	574,353
Sompo Holdings, Inc.	3,000	120,879
Sony Corp.	11,600	570,724
Stanley Electric Co. Ltd.	1,200	45,055
Start Today Co. Ltd.	1,400	36,438
Subaru Corp.	600	19,862
Sumitomo Chemical Co. Ltd.	20,000	116,034
Sumitomo Electric Industries Ltd.	14,100	215,497
Sumitomo Metal Mining Co. Ltd.	4,100	169,583
Sumitomo Mitsui Financial Group, Inc.	116,500	4,942,429
Sumitomo Mitsui Trust Holdings, Inc.	4,900	200,308
Sumitomo Realty & Development Co. Ltd.	4,000	149,466
Sundrug Co. Ltd.	700	32,764
Suntory Beverage & Food Ltd.	1,900	92,493
Suzuken Co. Ltd.	400	16,831
Suzuki Motor Corp.	5,300	287,755
T&D Holdings, Inc.	10,000	159,062
Takeda Pharmaceutical Co. Ltd.	3,100	151,160
THK Co. Ltd.	3,200	133,120
Tohoku Electric Power Co., Inc.	2,200	29,927
Tokio Marine Holdings, Inc.	8,500	385,414
Tokyo Electric Power Co. Holdings, Inc.*	10,700	41,912
Tokyo Electron Ltd.	15,400	2,848,863
Tokyo Gas Co. Ltd.	2,500	66,800
Tokyo Tatemono Co. Ltd.	9,100	137,747
Tokyu Corp.	12,500	196,841
Toppan Printing Co. Ltd.	5,000	41,100
Toray Industries, Inc.	19,200	182,639

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Toshiba Corp.*	42,000	$122,503
Toyota Industries Corp.	1,800	108,818
Toyota Motor Corp.	22,600	1,467,455
Toyota Tsusho Corp.	1,200	40,553
Unicharm Corp.	1,100	31,728
United Urban Investment Corp., REIT	20	31,330
Yahoo Japan Corp.(a)	7,000	32,766
Yamato Holdings Co. Ltd.	6,900	173,440
Yaskawa Electric Corp.	1,000	45,356

		78,492,019

Kazakhstan — 0.0%
KAZ Minerals PLC*	32,900	396,874

Luxembourg — 0.0%
ArcelorMittal*	16,551	525,698

Macau — 0.1%
Sands China Ltd.	740,000	4,021,408
Wynn Macau Ltd.	11,600	42,517

		4,063,925

Malaysia — 0.1%
AirAsia Bhd	725,500	745,772
CIMB Group Holdings Bhd	501,700	933,576
Malayan Banking Bhd	158,900	432,852
Public Bank Bhd	187,600	1,166,425

		3,278,625

Mexico — 0.1%
Fomento Economico Mexicano SAB de CV, ADR	16,160	1,477,509
Grupo Financiero Banorte SAB de CV (Class O Stock)	181,740	1,110,933
Wal-Mart de Mexico SAB de CV	713,540	1,815,641

		4,404,083

Netherlands — 1.1%
ABN AMRO Group NV, CVA, 144A	69,988	2,110,376
Akzo Nobel NV	1,906	180,085
AMG Advanced Metallurgical Group NV	29,699	1,328,222
ASML Holding NV	46,381	9,197,066
ASR Nederland NV	2,549	108,991
BE Semiconductor Industries NV	25,100	2,574,769
Heineken Holding NV	3,241	334,178
Heineken NV	1,447	155,631
ING Groep NV	485,821	8,198,339
InterXion Holding NV*	5,500	341,605
Koninklijke Ahold Delhaize NV	34,199	810,378
Koninklijke DSM NV	20,058	1,993,706
Koninklijke KPN NV	108,853	327,320
Koninklijke Philips NV	7,661	293,355
NN Group NV	2,122	94,281
Royal Dutch Shell PLC (Class A Stock), (XLON)	281,989	8,921,695
Royal Dutch Shell PLC (Class B Stock)	33,442	1,076,109
Wolters Kluwer NV	5,021	267,042

		38,313,148

New Zealand — 0.0%
Auckland International Airport Ltd.	12,583	55,836

A821

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
New Zealand (cont’d.)
Fletcher Building Ltd.	9,495	$41,632
Ryman Healthcare Ltd.	4,728	36,383
Spark New Zealand Ltd.	24,086	58,443

		192,294

Norway — 0.1%
Telenor ASA	101,734	2,313,546

Panama — 0.0%
Copa Holdings SA (Class A Stock)	9,070	1,166,674

Peru — 0.1%
Credicorp Ltd.	8,770	1,991,141

Poland — 0.0%
Jastrzebska Spolka Weglowa SA*	8,840	209,585
KGHM Polska Miedz SA	18,739	477,295
Polski Koncern Naftowy ORLEN SA	33,188	816,866

		1,503,746

Russia — 0.5%
Aeroflot PJSC	95,730	257,933
Alrosa PJSC	697,110	1,111,198
Evraz PLC	57,030	347,767
LUKOIL PJSC, ADR	24,140	1,663,245
Magnit PJSC, GDR	52,300	964,151
Magnitogorsk Iron & Steel Works PJSC	406,140	313,830
MMC Norilsk Nickel PJSC, ADR(a)	72,483	1,343,472
Mobile TeleSystems PJSC, ADR	82,098	935,096
Ros Agro PLC, GDR	13,343	138,233
RusHydro PJSC	19,343,620	255,582
Sberbank of Russia PJSC, ADR(a)	367,177	6,847,851
Severstal PJSC, GDR	27,881	420,724
Tatneft PJSC, ADR(a)	12,684	800,614
United Co. RUSAL PLC	407,000	248,149
X5 Retail Group NV, GDR*	5,242	176,131

		15,823,976

Singapore — 0.2%
Ascendas Real Estate Investment Trust, REIT	20,200	40,688
CapitaLand Ltd.	33,100	90,644
CapitaLand Mall Trust, REIT	14,200	22,604
ComfortDelGro Corp. Ltd.	12,700	19,937
DBS Group Holdings Ltd.	239,900	5,067,252
Genting Singapore PLC	28,800	23,887
IGG, Inc.	916,000	1,272,708
Jardine Cycle & Carriage Ltd.	600	15,850
Keppel Corp. Ltd.	16,400	98,059
Oversea-Chinese Banking Corp. Ltd.	31,000	305,381
Singapore Exchange Ltd.	2,800	15,807
Singapore Press Holdings Ltd.	5,500	10,612
Singapore Telecommunications Ltd.	63,700	164,518
United Overseas Bank Ltd.	10,000	210,422
Wilmar International Ltd.	23,500	57,294

		7,415,663

South Africa — 0.6%
Bid Corp. Ltd.(a)	87,460	1,897,894
Bidvest Group Ltd. (The)	93,050	1,765,812
Capitec Bank Holdings Ltd.(a)	14,150	1,040,983
FirstRand Ltd.(a)	653,260	3,691,413

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Kumba Iron Ore Ltd.	14,217	$342,036
Mr. Price Group Ltd.	44,950	1,080,952
MTN Group Ltd.	75,110	755,466
Naspers Ltd. (Class N Stock)	12,415	3,038,112
Sanlam Ltd.	211,620	1,528,791
Shoprite Holdings Ltd.	87,620	1,870,586
Standard Bank Group Ltd.	86,440	1,597,277
Tiger Brands Ltd.	33,670	1,053,815

		19,663,137

South Korea — 1.1%
Hana Financial Group, Inc.	32,492	1,400,312
Hyosung Corp.	95	10,737
Hyundai Marine & Fire Insurance Co. Ltd.	14,546	539,517
Hyundai Mobis Co. Ltd.	5,696	1,360,604
Hyundai Motor Co.	13,750	1,856,339
Industrial Bank of Korea	61,620	907,625
KT&G Corp.	15,623	1,469,575
LG Chem Ltd.	2,030	741,009
LG Corp.	7,490	614,824
LG Electronics, Inc.	10,990	1,133,910
Lotte Chemical Corp.	980	401,492
NCSoft Corp.	2,211	855,612
PearlAbyss Corp.*	1,680	344,948
PSK, Inc.	8,540	205,341
Samsung Electronics Co. Ltd.	2,960	6,915,970
Samsung Electronics Co. Ltd., GDR	10,782	12,356,172
SFA Engineering Corp.	6,861	225,771
Shinhan Financial Group Co. Ltd.	33,358	1,423,028
Silicon Works Co. Ltd.	4,140	148,997
SK Hynix, Inc.	23,725	1,817,619
SK Innovation Co. Ltd.	8,113	1,612,529
S-Oil Corp.	7,375	835,096
TES Co. Ltd.	6,110	170,067

		37,347,094

Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	557,236	4,413,074
Banco Santander SA	481,161	3,149,384
Iberdrola SA	106,178	780,769
Industria de Diseno Textil SA	71,430	2,245,665
Red Electrica Corp. SA	13,727	283,359
Repsol SA	203,853	3,623,622
Telefonica SA	3,730	36,953

		14,532,826

Sweden — 0.3%
Atlas Copco AB (Class A Stock)	92,150	4,002,241
Atlas Copco AB (Class B Stock)	3,496	136,504
Autoliv, Inc.(a)	288	42,031
Dometic Group AB, 144A	101,768	932,293
Electrolux AB (Class B Stock)	27,681	874,153
Essity AB (Class B Stock)*	5,044	139,785
Nordea Bank AB	18,689	199,972
Sandvik AB	30,516	559,090
Skandinaviska Enskilda Banken AB (Class A Stock)(a)	22,553	236,949
Svenska Handelsbanken AB (Class A Stock)	41,718	522,178

A822

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Volvo AB (Class B Stock)(a)	134,814	$2,467,686

		10,112,882

Switzerland — 1.8%
ABB Ltd.	158,382	3,766,039
Cie Financiere Richemont SA	39,668	3,564,641
Credit Suisse Group AG*	40,286	676,604
Ferguson PLC	52,650	3,959,789
Georg Fischer AG	1,352	1,810,155
Glencore PLC*	912,878	4,536,291
Julius Baer Group Ltd.*	5,203	320,200
LafargeHolcim Ltd.*	39,089	2,141,869
LafargeHolcim Ltd.*	21,890	1,194,463
Logitech International SA	40,171	1,474,474
Lonza Group AG*	1,415	333,712
Nestle SA	29,816	2,356,702
Novartis AG	159,012	12,861,030
Partners Group Holding AG	3,220	2,396,081
Roche Holding AG	35,678	8,184,431
STMicroelectronics NV	85,753	1,908,327
Swiss Re AG	25,826	2,635,976
UBS Group AG*	288,734	5,087,183
VAT Group AG, 144A*	12,749	2,146,806

		61,354,773

Taiwan — 1.0%
Accton Technology Corp.	122,000	403,028
Catcher Technology Co. Ltd.	77,000	967,883
Compeq Manufacturing Co. Ltd.	160,000	166,631
CTBC Financial Holding Co. Ltd.	1,804,000	1,303,548
Delta Electronics, Inc.	328,000	1,476,991
E Ink Holdings, Inc.	242,000	405,204
FLEXium Interconnect, Inc.	103,241	358,853
Fubon Financial Holding Co. Ltd.	751,000	1,301,109
General Interface Solution Holding Ltd.	98,000	605,621
Largan Precision Co. Ltd.	8,000	931,293
Macronix International*	680,000	1,165,023
Merry Electronics Co. Ltd.	67,000	391,253
Nanya Technology Corp.	122,000	390,899
Phison Electronics Corp.	23,000	241,303
President Chain Store Corp.	218,000	2,206,197
Taiwan Semiconductor Manufacturing Co. Ltd.	1,142,000	9,672,969
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	193,276	8,457,758
Winbond Electronics Corp.	402,000	273,951
Yageo Corp.	78,000	1,415,145

		32,134,659

Thailand — 0.2%
Kiatnakin Bank PCL, NVDR	193,700	446,931
Krung Thai Bank PCL, NVDR	1,030,400	628,156
PTT Global Chemical PCL, NVDR	334,500	1,016,790
PTT PCL, NVDR	80,200	1,412,488
Siam Cement PCL (The)	83,400	1,318,309
Siam Commercial Bank PCL (The)	386,200	1,775,610
Star Petroleum Refining PCL, NVDR	835,000	436,533
Thai Oil PCL, NVDR	203,700	593,746

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Tisco Financial Group PCL, NVDR	157,500	$444,087

		8,072,650

Turkey — 0.2%
Akbank Turk A/S	202,994	493,587
Eregli Demir ve Celik Fabrikalari TAS	139,900	369,866
KOC Holding A/S	155,140	641,907
Petkim Petrokimya Holding A/S	538,160	1,108,815
Tekfen Holding A/S	124,146	536,109
Turk Hava Yollari AO*	99,330	491,221
Turkcell Iletisim Hizmetleri A/S	254,360	974,702
Turkiye Halk Bankasi A/S	302,260	696,793

		5,313,000

United Kingdom — 2.0%
3i Group PLC	31,862	384,569
Anglo American PLC	27,940	650,852
AstraZeneca PLC	9,993	686,930
Aviva PLC	581,980	4,061,681
Belmond Ltd. (Class A Stock)*	7,610	84,852
BP PLC	106,613	719,114
British American Tobacco PLC	113,082	6,536,901
BT Group PLC	50,592	161,480
Bunzl PLC	10,930	321,411
Burberry Group PLC	139,754	3,331,238
Compass Group PLC	29,546	603,297
DCC PLC	3,010	277,332
Diageo PLC	34,676	1,172,730
Fiat Chrysler Automobiles NV*	115,551	2,356,815
GlaxoSmithKline PLC	31,690	615,451
HSBC Holdings PLC, (QMTF)	131,487	1,234,754
Imperial Brands PLC	6,180	210,425
InterContinental Hotels Group PLC	4,835	289,677
International Consolidated Airlines Group SA	162,094	1,403,389
Johnson Matthey PLC	3,768	160,747
Legal & General Group PLC	42,704	154,727
Liberty Global PLC (Class A Stock)*	613	19,193
Liberty Global PLC (Class C Stock)*	3,239	98,563
Lloyds Banking Group PLC	350,738	319,040
London Stock Exchange Group PLC	10,601	613,826
Meggitt PLC	294,049	1,783,853
National Grid PLC	13,906	156,532
Persimmon PLC	54,496	1,934,181
Prudential PLC	239,522	5,985,325
Reckitt Benckiser Group PLC	2,124	179,282
RELX NV	149,571	3,100,445
RELX PLC	10,285	211,272
Rio Tinto Ltd.	53,035	3,004,551
Rio Tinto PLC	57,642	2,924,982
RSA Insurance Group PLC	17,485	154,802
Standard Chartered PLC	379,767	3,806,154
Taylor Wimpey PLC	133,604	346,127
TechnipFMC PLC	62,212	1,812,772
Tesco PLC	51,296	148,461
Unilever NV, CVA	25,559	1,442,690
Unilever PLC	122,092	6,771,518
Vodafone Group PLC	1,708,087	4,673,368
Whitbread PLC	8,131	422,055

A823

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
WPP PLC	197,853	$3,144,201

		68,471,565

United States — 30.7%
3M Co.	696	152,786
Abbott Laboratories	15,910	953,327
AbbVie, Inc.	23,481	2,222,477
Acadia Healthcare Co., Inc.*(a)	50,515	1,979,178
Acadia Realty Trust, REIT	6,770	166,541
Accenture PLC (Class A Stock)	41,947	6,438,865
Activision Blizzard, Inc.	696	46,952
Acushnet Holdings Corp.(a)	32,395	748,001
Adobe Systems, Inc.*	21,577	4,662,358
Advanced Disposal Services, Inc.*	18,847	419,911
AdvanSix, Inc.*	16,516	574,426
Aetna, Inc.	26,080	4,407,519
Agilent Technologies, Inc.	951	63,622
Alcoa Corp.*	3,894	175,074
Alexion Pharmaceuticals, Inc.*	1,890	210,659
Alleghany Corp.	1,565	961,598
Allegion PLC	9,172	782,280
Allergan PLC	17,651	2,970,487
Alliance Data Systems Corp.	5,799	1,234,376
Allison Transmission Holdings, Inc.	11,761	459,385
Ally Financial, Inc.	66,900	1,816,335
Alnylam Pharmaceuticals, Inc.*	283	33,705
Alphabet, Inc. (Class A Stock)*	4,254	4,411,993
Alphabet, Inc. (Class C Stock)*	26,440	27,280,528
Altra Industrial Motion Corp.(a)	11,990	550,941
Altria Group, Inc.	9,013	561,690
Amazon.com, Inc.*	18,502	26,778,685
American Campus Communities, Inc., REIT	2,000	77,239
American Electric Power Co., Inc.	46,160	3,166,113
American Express Co.	6,381	595,220
American Financial Group, Inc.	356	39,950
American Homes 4 Rent (Class A Stock), REIT	70,285	1,411,323
American International Group, Inc.	150,005	8,163,273
American Tower Corp., REIT	5,774	839,192
Americold Realty Trust, REIT	5,680	108,374
Ameriprise Financial, Inc.	10,583	1,565,649
AmerisourceBergen Corp.	18,411	1,587,212
Amgen, Inc.	3,127	533,091
Amphenol Corp. (Class A Stock)	22,643	1,950,242
Analog Devices, Inc.	80,407	7,327,490
Andeavor	3,907	392,888
Antero Resources Corp.*	1,213	24,078
Apache Corp.(a)	18,400	708,031
Apple, Inc.	169,143	28,378,812
Applied Industrial Technologies, Inc.	9,135	665,942
Applied Materials, Inc.	40,717	2,264,272
AptarGroup, Inc.(a)	16,829	1,511,749
Aptiv PLC	3,779	321,102
Aramark	1,429	56,531
Arch Capital Group Ltd.*	407	34,835
Arista Networks, Inc.*	7,459	1,904,283
Arrow Electronics, Inc.*	18,787	1,446,975
Arthur J Gallagher & Co.	2,288	157,254
Aspen Technology, Inc.*	10,592	835,603

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Associated Banc-Corp.	28,785	$715,307
AT&T, Inc.	25,837	921,089
Athene Holding Ltd. (Class A Stock)*	734	35,093
Atmos Energy Corp.	408	34,370
AutoZone, Inc.*	10,694	6,937,091
AvalonBay Communities, Inc., REIT	27,068	4,451,604
Avaya Holdings Corp.*	10,539	236,074
Avery Dennison Corp.	1,085	115,281
Axis Capital Holdings Ltd.	753	43,350
Ball Corp.	94,053	3,734,845
Bank of America Corp.	749,942	22,490,760
BankUnited, Inc.	21,160	845,977
BB&T Corp.	17,001	884,732
Becton, Dickinson & Co.	3,929	851,414
Berkshire Hathaway, Inc. (Class B Stock)*	7,894	1,574,695
Best Buy Co., Inc.	22,283	1,559,587
Biogen, Inc.*	11,472	3,141,263
BioMarin Pharmaceutical, Inc.*	1,288	104,418
Blackbaud, Inc.(a)	7,447	758,179
BlackRock, Inc.	5,616	3,042,300
Boeing Co. (The)	9,779	3,206,338
Booking Holdings, Inc.*	1,502	3,124,746
Boston Properties, Inc., REIT	7,610	937,704
Boston Scientific Corp.*	115,695	3,160,788
Brady Corp. (Class A Stock)	25,050	930,608
Brandywine Realty Trust, REIT	59,380	942,954
Brighthouse Financial, Inc.*(a)	32,707	1,681,139
Brinker International, Inc.(a)	35,000	1,263,500
Bristol-Myers Squibb Co.	25,239	1,596,367
Brixmor Property Group, Inc., REIT	110,836	1,690,249
Broadcom Ltd.	20,922	4,930,270
Broadridge Financial Solutions, Inc.	1,001	109,800
Brunswick Corp.	17,099	1,015,510
CA, Inc.	2,658	90,106
Cabot Microelectronics Corp.	11,396	1,220,626
Cabot Oil & Gas Corp.	60,787	1,457,672
Camden Property Trust, REIT	590	49,666
Capital One Financial Corp.	92,161	8,830,867
Carlisle Cos., Inc.	18,810	1,963,952
Carter’s, Inc.	6,886	716,833
Catalent, Inc.*	26,655	1,094,454
Caterpillar, Inc.	42,464	6,258,344
Cavium, Inc.*	28,101	2,230,657
CBRE Group, Inc. (Class A Stock)*	86,823	4,099,782
CBS Corp. (Class B Stock)	30,105	1,547,096
CDK Global, Inc.	1,106	70,054
CDW Corp.	1,220	85,778
Celanese Corp. (Class A Stock)	6,601	661,486
Celgene Corp.*	6,206	553,637
Centene Corp.*	1,320	141,068
Charles Schwab Corp. (The)	177,134	9,249,938
Charter Communications, Inc. (Class A Stock)*	19,467	6,058,520
Chevron Corp.	29,355	3,347,644
Chico’s FAS, Inc.	28,430	257,007
Chubb Ltd.	17,931	2,452,423
Cigna Corp.	10,875	1,824,173
Cinemark Holdings, Inc.(a)	26,094	982,961
Cisco Systems, Inc.	78,372	3,361,376

A824

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Cision Ltd.*(a)	42,712	$494,178
Citigroup, Inc.	186,561	12,592,868
Citizens Financial Group, Inc.	52,000	2,182,960
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	39,561	193,849
CME Group, Inc.	1,171	189,398
CMS Energy Corp.	13,772	623,734
CNO Financial Group, Inc.	25,400	550,418
Coca-Cola Co. (The)	136,920	5,946,435
Cognex Corp.	595	30,934
Cognizant Technology Solutions Corp. (Class A Stock)	16,000	1,287,999
Colgate-Palmolive Co.	7,861	563,476
Columbia Sportswear Co.	18,700	1,429,241
Comcast Corp. (Class A Stock)	85,964	2,937,390
Comerica, Inc.	22,761	2,183,463
Commerce Bancshares, Inc.	9,893	592,690
CommScope Holding Co., Inc.*	45,797	1,830,506
Concho Resources, Inc.*	25,842	3,884,828
ConocoPhillips	37,500	2,223,375
Constellation Brands, Inc. (Class A Stock)	3,106	707,920
Cooper Cos., Inc. (The)	373	85,346
Copart, Inc.*	43,322	2,206,389
Core Laboratories NV(a)	8,693	940,756
CoreLogic, Inc.*	11,611	525,166
CoreSite Realty Corp., REIT	4,080	409,061
Corning, Inc.	69,486	1,937,270
Corporate Office Properties Trust, REIT	33,220	858,073
CoStar Group, Inc.*	131	47,511
Cotiviti Holdings, Inc.*	16,734	576,319
Coty, Inc. (Class A Stock)(a)	75,675	1,384,853
Crown Holdings, Inc.*	51,801	2,628,901
CubeSmart, REIT	4,750	133,950
Cummins, Inc.	4,864	788,406
CVS Health Corp.	95,157	5,919,717
CyrusOne, Inc., REIT	18,040	923,828
D.R. Horton, Inc.	63,066	2,764,813
Danaher Corp.	5,026	492,096
Deere & Co.	18,675	2,900,601
Dell Technologies, Inc. (Class V Stock)*	1,241	90,854
Delphi Technologies PLC	1,315	62,660
Delta Air Lines, Inc.(a)	115,764	6,345,025
DENTSPLY SIRONA, Inc.	4,894	246,217
DexCom, Inc.*(a)	9,545	707,857
Diamondback Energy, Inc.*	21,361	2,702,594
Dick’s Sporting Goods, Inc.(a)	31,100	1,090,055
Digital Realty Trust, Inc., REIT(a)	17,853	1,881,349
Discover Financial Services	5,675	408,203
DISH Network Corp. (Class A Stock)*	129,117	4,892,243
Dollar General Corp.	2,256	211,049
Dollar Tree, Inc.*	8,177	775,997
Douglas Dynamics, Inc.	10,300	446,505
Douglas Emmett, Inc., REIT	13,160	483,762
Dover Corp.	19,530	1,918,237
DowDuPont, Inc.	31,452	2,003,807
Dr. Pepper Snapple Group, Inc.	23,017	2,724,752
Duke Energy Corp.	13,300	1,030,351
Duke Realty Corp., REIT	3,205	84,868
DXC Technology Co.	2,383	239,563

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Dynegy, Inc.*	150	$2,028
E*TRADE Financial Corp.*	1,127	62,447
Eagle Materials, Inc.	21,636	2,229,590
East West Bancorp, Inc.	39,208	2,452,069
EastGroup Properties, Inc., REIT	22,374	1,849,435
Eastman Chemical Co.	9,853	1,040,280
Eaton Corp. PLC	76,572	6,118,868
Eaton Vance Corp.	10,624	591,438
Edison International	18,700	1,190,442
Electronic Arts, Inc.*	27,801	3,370,593
Eli Lilly & Co.	13,485	1,043,334
Emerald Expositions Events, Inc.(a)	15,134	294,810
Encompass Health Corp.	21,593	1,234,472
Energizer Holdings, Inc.(a)	17,500	1,042,650
Entercom Communications Corp. (Class A Stock)(a)	100,360	968,474
EOG Resources, Inc.	85,686	9,020,165
EQT Corp.	39,062	1,855,836
Equinix, Inc., REIT	6,492	2,714,565
Equity Commonwealth, REIT*	1,700	52,139
Equity LifeStyle Properties, Inc., REIT	8,850	776,765
Equity Residential, REIT	38,921	2,398,312
Essex Property Trust, Inc., REIT	5,428	1,306,411
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,616	691,108
Eversource Energy	20,220	1,191,362
Evolent Health, Inc. (Class A Stock)*(a)	62,083	884,683
Evoqua Water Technologies Corp.*	15,728	334,849
EW Scripps Co. (The) (Class A Stock)(a)	38,900	466,411
Exact Sciences Corp.*(a)	24,754	998,329
Exelixis, Inc.*	39,460	874,039
Expedia Group, Inc.	10,380	1,146,056
Exxon Mobil Corp.	79,158	5,905,978
Facebook, Inc. (Class A Stock)*	62,674	10,014,679
FactSet Research Systems, Inc.(a)	2,685	535,443
Fastenal Co.(a)	73,545	4,014,821
Federal Realty Investment Trust, REIT	13,889	1,612,651
Fidelity National Information Services, Inc.	7,633	735,058
Fifth Third Bancorp	54,500	1,730,375
First Financial Bancorp	15,350	450,523
First Hawaiian, Inc.	23,070	642,038
First Horizon National Corp.	41,719	785,569
First Republic Bank	37,718	3,493,064
FleetCor Technologies, Inc.*	401	81,203
Flex Ltd.*	2,129	34,767
FNF Group	946	37,859
Ford Motor Co.	58,861	652,180
Fortune Brands Home & Security, Inc.	34,574	2,036,063
Franklin Resources, Inc.	7,421	257,360
Freeport-McMoRan, Inc.*	11,389	200,105
Gap, Inc. (The)	31,800	992,160
Gartner, Inc.*(a)	17,100	2,011,302
Gates Industrial Corp. PLC*	9,600	168,095
GCP Applied Technologies, Inc.*	23,793	691,187
Generac Holdings, Inc.*	12,440	571,120
General Dynamics Corp.	35,418	7,823,836
Genuine Parts Co.	12,284	1,103,595
Gilead Sciences, Inc.	14,240	1,073,554
Glacier Bancorp, Inc.(a)	9,083	348,606

A825

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Global Payments, Inc.	36,835	$4,107,839
GoDaddy, Inc. (Class A Stock)*	44,660	2,743,017
Goldman Sachs Group, Inc. (The)	1,310	329,937
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.	78,900	1,211,115
Great Western Bancorp, Inc.	13,080	526,732
GrubHub, Inc.*(a)	12,019	1,219,568
Guidewire Software, Inc.*(a)	25,299	2,044,918
Halcon Resources Corp.*	8,792	42,817
Harris Corp.	1,015	163,699
Hartford Financial Services Group, Inc. (The)	113,938	5,870,086
HCA Healthcare, Inc.	15,500	1,503,500
HCP, Inc., REIT	22,275	517,448
HD Supply Holdings, Inc.*	962	36,498
HealthEquity, Inc.*(a)	9,520	576,341
Herman Miller, Inc.	15,529	496,152
Hewlett Packard Enterprise Co.	115,434	2,024,712
HFF, Inc. (Class A Stock)	11,836	588,249
Highwoods Properties, Inc., REIT	16,910	740,996
Hilton Grand Vacations, Inc.*	39,037	1,679,372
Hilton Worldwide Holdings, Inc.	59,732	4,704,492
Hologic, Inc.*	1,497	55,928
Home Depot, Inc. (The)	44,452	7,923,125
Honeywell International, Inc.	29,792	4,305,242
Host Hotels & Resorts, Inc., REIT	35,370	659,297
HP, Inc.	34,409	754,245
Huntington Bancshares, Inc.	150,264	2,268,987
IAC/InterActiveCorp*	299	46,758
IBERIABANK Corp.	9,500	741,000
ICU Medical, Inc.*	3,442	868,761
IDEX Corp.	279	39,760
Illinois Tool Works, Inc.	8,440	1,322,210
Illumina, Inc.*	10,502	2,482,883
Incyte Corp.*	10,166	847,133
Ingersoll-Rand PLC	23,947	2,047,708
Ingredion, Inc.	506	65,234
Instructure, Inc.*	12,676	534,293
Intel Corp.	18,354	955,876
Intercept Pharmaceuticals, Inc.*(a)	14,473	890,379
Intercontinental Exchange, Inc.	11,907	863,496
International Business Machines Corp.	25,064	3,845,570
Intuit, Inc.	3,999	693,227
Intuitive Surgical, Inc.*	5,450	2,249,923
Invesco Ltd.	36,600	1,171,565
Invitation Homes, Inc., REIT	55,461	1,266,175
Iron Mountain, Inc., REIT	27,427	901,251
Jazz Pharmaceuticals PLC*	13,978	2,110,538
JBG SMITH Properties, REIT	7,290	245,746
JELD-WEN Holding, Inc.*	15,811	484,133
John Bean Technologies Corp.	8,710	987,714
Johnson & Johnson	114,880	14,721,872
Jones Lang LaSalle, Inc.	302	52,741
KapStone Paper and Packaging Corp.	33,600	1,152,816
KAR Auction Services, Inc.	16,443	891,211
KeyCorp	24,551	479,972
Kimco Realty Corp., REIT	88,300	1,271,520
Kinder Morgan, Inc.	142,000	2,138,520
Kinsale Capital Group, Inc.	7,184	368,755

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Knight-Swift Transportation Holdings, Inc.(a) .	9,147	$420,853
Kohl’s Corp.(a)	34,860	2,283,679
Kraft Heinz Co. (The)	9,477	590,322
Kroger Co. (The)	112,336	2,689,324
L3 Technologies, Inc.	10,537	2,191,696
La Quinta Holdings, Inc.*	59,000	1,115,690
Landstar System, Inc.	6,104	669,304
Las Vegas Sands Corp.	2,707	194,633
Lazard Ltd. (Class A Stock)	9,430	495,641
LCI Industries(a)	5,728	596,571
Lear Corp.	379	70,528
Leidos Holdings, Inc.	598	39,109
Lennar Corp. (Class A Stock)	67,774	3,994,600
Lennar Corp. (Class B Stock)	360	17,168
Lennox International, Inc.(a)	14,680	3,000,152
Liberty Broadband Corp. (Class C Stock)*	915	78,406
Liberty Interactive Corp. QVC Group (Class A Stock)*	1,526	38,409
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	554	17,091
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	937	38,511
Liberty Property Trust, REIT	1,120	44,498
Life Storage, Inc., REIT	3,140	262,253
Lincoln Electric Holdings, Inc.	6,169	554,902
Lincoln National Corp.	10,339	755,367
Live Nation Entertainment, Inc.*	432	18,204
LKQ Corp.*	59,425	2,255,179
Loews Corp.	80,620	4,009,233
Lowe’s Cos., Inc.	11,241	986,398
M&T Bank Corp.	20,539	3,786,570
Magellan Health, Inc.*	5,048	540,641
Malibu Boats, Inc. (Class A Stock)*	4,291	142,504
Manhattan Associates, Inc.*(a)	13,055	546,743
ManpowerGroup, Inc.	590	67,909
Marathon Petroleum Corp.	42,584	3,113,316
Markel Corp.*	52	60,853
Marsh & McLennan Cos., Inc.	7,600	627,684
Martin Marietta Materials, Inc.	9,780	2,027,394
Masco Corp.	15,424	623,747
Mastercard, Inc. (Class A Stock)	32,819	5,748,576
Maxim Integrated Products, Inc.	2,173	130,858
McDonald’s Corp.	2,696	421,600
Medidata Solutions, Inc.*(a)	9,305	584,447
Medtronic PLC	52,438	4,206,577
Merck & Co., Inc.	107,864	5,875,352
MetLife, Inc.	23,226	1,065,841
MGM Growth Properties LLC (Class A Stock), REIT	11,190	296,983
Microchip Technology, Inc.(a)	45,150	4,124,904
Micron Technology, Inc.*	7,779	405,597
Microsoft Corp.	270,050	24,647,464
MicroStrategy, Inc. (Class A Stock)*	3,256	419,991
Mid-America Apartment Communities, Inc., REIT	34,254	3,125,335
Middleby Corp. (The)*(a)	7,978	987,597
Moelis & Co. (Class A Stock)	10,383	527,976
Mohawk Industries, Inc.*	20,081	4,663,210
Molina Healthcare, Inc.*	5,120	415,642

A826

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Molson Coors Brewing Co. (Class B Stock)	49,153	$3,702,695
Monarch Casino & Resort, Inc.*	8,418	355,997
Mondelez International, Inc. (Class A Stock)	111,755	4,663,536
Monster Beverage Corp.*	24,001	1,373,097
Morgan Stanley(a)	141,481	7,634,314
Morningstar, Inc.	5,600	534,912
MSCI, Inc.	440	65,767
Murphy USA, Inc.*(a)	16,100	1,172,080
Mylan NV*	4,249	174,931
Nasdaq, Inc.	18,204	1,569,549
National Retail Properties, Inc., REIT	25,547	1,002,975
Netflix, Inc.*	13,996	4,133,718
Newmont Mining Corp.	2,539	99,199
Nexstar Media Group, Inc. (Class A Stock)(a)	24,456	1,626,324
NextEra Energy, Inc.	47,624	7,778,428
NII Holdings, Inc.*	7,349	15,506
NIKE, Inc. (Class B Stock)	62,421	4,147,252
NiSource, Inc.	9,775	233,720
Nordson Corp.	3,915	533,771
Nordstrom, Inc.(a)	32,400	1,568,484
Norfolk Southern Corp.	50,770	6,893,551
Northern Trust Corp.	15,640	1,612,953
Northrop Grumman Corp.	16,870	5,889,654
NorthWestern Corp.	14,812	796,886
Nucor Corp.	2,622	160,178
NVIDIA Corp.	40,852	9,460,914
NVR, Inc.*	11	30,799
Occidental Petroleum Corp.	82,694	5,371,803
Old Dominion Freight Line, Inc.	19,522	2,869,148
ONEOK, Inc.	7,829	445,627
Oracle Corp.	122,897	5,622,537
O’Reilly Automotive, Inc.*(a)	10,535	2,606,148
Oshkosh Corp.	35,844	2,769,666
Outfront Media, Inc., REIT	98,057	1,837,588
Owens Corning	838	67,375
PACCAR, Inc.	10,913	722,113
Palo Alto Networks, Inc.*	15,569	2,826,085
Papa John’s International, Inc.(a)	11,970	685,881
Park Hotels & Resorts, Inc., REIT	20,778	561,422
Parker-Hannifin Corp.	12,587	2,152,754
Parsley Energy, Inc. (Class A Stock)*	62,069	1,799,380
Patterson-UTI Energy, Inc.	52,496	919,205
PayPal Holdings, Inc.*	38,682	2,934,803
PBF Energy, Inc. (Class A Stock)(a)	31,600	1,071,240
Pebblebrook Hotel Trust, REIT(a)	29,484	1,012,775
Penn Virginia Corp.*	311	10,897
Penn Virginia Corp. NPV*	364	12,813
PepsiCo, Inc.	57,584	6,285,294
Performance Food Group Co.*	38,245	1,141,613
Pfizer, Inc.	425,263	15,092,584
PG&E Corp.	4,509	198,080
Philip Morris International, Inc.	54,837	5,450,797
Phillips 66(a)	21,700	2,081,464
Pioneer Natural Resources Co.	32,892	5,650,188
Plains GP Holdings LP (Class A Stock)*	965	20,989
PNC Financial Services Group, Inc. (The)	27,100	4,098,604
Pool Corp.	11,087	1,621,141
Portland General Electric Co.	20,607	834,790

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Post Holdings, Inc.*(a)	24,000	$1,818,240
PQ Group Holdings, Inc.*	36,463	509,388
Premier, Inc. (Class A Stock)*(a)	14,120	442,097
Prestige Brands Holdings, Inc.*(a)	14,883	501,855
Principal Financial Group, Inc.	2,700	164,457
ProAssurance Corp.	12,450	604,448
Procter & Gamble Co. (The)	37,425	2,967,054
Progressive Corp. (The)	35,947	2,190,251
Prologis, Inc., REIT	34,566	2,177,312
Proto Labs, Inc.*	3,746	440,342
Public Service Enterprise Group, Inc.	21,043	1,057,200
Public Storage, REIT	19,247	3,856,907
PulteGroup, Inc.	8,326	245,534
PVH Corp.	3,223	488,059
Q2 Holdings, Inc.*	18,356	836,116
Quaker Chemical Corp.	4,472	662,437
QUALCOMM, Inc.	22,300	1,235,643
Raymond James Financial, Inc.	670	59,905
Rayonier, Inc., REIT	48,860	1,718,895
RBC Bearings, Inc.*	7,924	984,161
Realogy Holdings Corp.(a)	18,987	517,965
Red Hat, Inc.*	12,055	1,802,343
Reinsurance Group of America, Inc.	499	76,846
Revance Therapeutics, Inc.*(a)	30,014	924,431
Rexford Industrial Realty, Inc., REIT	9,310	268,035
RLI Corp.(a)	4,522	286,650
RLJ Lodging Trust, REIT	84,974	1,651,895
Robert Half International, Inc.	1,027	59,453
Ross Stores, Inc.	3,114	242,830
S&P Global, Inc.	20,344	3,886,925
Sabine Oil & Gas Holdings, Inc.*	35	1,715
Sabre Corp.	1,270	27,242
Sage Therapeutics, Inc.*	5,622	905,536
SailPoint Technologies Holding, Inc.*	13,705	283,556
salesforce.com, Inc.*	31,552	3,669,498
SBA Communications Corp., REIT*	2,030	346,968
SEI Investments Co.	538	40,302
Sempra Energy(a)	4,050	450,441
ServiceMaster Global Holdings, Inc.*	11,118	565,350
ServiceNow, Inc.*	18,013	2,980,251
Shire PLC	6,084	302,799
Sirius XM Holdings, Inc.(a)	14,703	91,747
Snap-on, Inc.(a)	4,725	697,127
Southwest Airlines Co.	38,198	2,187,981
Spark Therapeutics, Inc.*(a)	16,926	1,127,102
Spectrum Brands Holdings, Inc.	10,569	1,096,005
Spirit AeroSystems Holdings, Inc. (Class A Stock)	441	36,912
Splunk, Inc.*	24,612	2,421,575
Square, Inc. (Class A Stock)*(a)	21,991	1,081,957
SRC Energy, Inc.*(a)	83,550	787,877
St. Joe Co. (The)*	4,140	78,039
Stanley Black & Decker, Inc.	25,658	3,930,806
Starbucks Corp.	4,895	283,372
State Street Corp.	9,865	983,836
Steel Dynamics, Inc.	857	37,897
Sunstone Hotel Investors, Inc., REIT	45,250	688,705
SunTrust Banks, Inc.	95,189	6,476,660
SVB Financial Group*	4,504	1,081,005

A827

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Synchrony Financial	8,761	$293,756
T. Rowe Price Group, Inc.	33,000	3,563,010
Tableau Software, Inc. (Class A Stock)*	8,162	659,653
Take-Two Interactive Software, Inc.*	12,509	1,223,130
Taylor Morrison Home Corp. (Class A Stock)*	4,270	99,406
TD Ameritrade Holding Corp.	1,911	113,189
Teladoc, Inc.*(a)	22,798	918,759
Teleflex, Inc.	149	37,992
Tesla, Inc.*(a)	4,881	1,298,981
Texas Instruments, Inc.	75,647	7,858,967
TherapeuticsMD, Inc.*(a)	177,684	865,321
Thermo Fisher Scientific, Inc.	14,443	2,981,902
Tiffany & Co.	11,400	1,113,324
Time Warner, Inc.	34,567	3,269,347
T-Mobile US, Inc.*	36,295	2,215,447
Toll Brothers, Inc.	1,431	61,891
Toro Co. (The)	25,333	1,582,046
Travelers Cos., Inc. (The)	17,460	2,424,496
Trimble, Inc.*	920	33,010
Twenty-First Century Fox, Inc. (Class A Stock)	24,945	915,232
Twenty-First Century Fox, Inc. (Class B Stock)	3,396	123,513
Twitter, Inc.*	1,797	52,131
Tyler Technologies, Inc.*	4,046	853,544
Tyson Foods, Inc. (Class A Stock)	2,492	182,389
U.S. Bancorp	45,550	2,300,275
UGI Corp.	753	33,448
Ulta Beauty, Inc.*	3,221	657,954
Union Pacific Corp.	43,919	5,904,032
United Rentals, Inc.*	629	108,647
United Technologies Corp.	28,740	3,616,067
UnitedHealth Group, Inc.	88,014	18,834,996
Unum Group	25,795	1,228,100
US Ecology, Inc.	8,598	458,273
USG Corp.*	16,670	673,801
Vail Resorts, Inc.	180	39,906
Valvoline, Inc.	31,491	696,896
Veeva Systems, Inc. (Class A Stock)*	20,412	1,490,484
Ventas, Inc., REIT	2,855	141,408
VEREIT, Inc., REIT	93,616	651,567
Verizon Communications, Inc.	49,229	2,354,131
Vertex Pharmaceuticals, Inc.*	31,920	5,202,321
Visa, Inc. (Class A Stock)(a)	119,090	14,245,546
Vistra Energy Corp.*	12,865	267,978
VMware, Inc. (Class A Stock)*(a)	311	37,715
Vornado Realty Trust, REIT	10,243	689,354
Voya Financial, Inc.	44,882	2,266,541
Vulcan Materials Co.	8,217	938,135
WABCO Holdings, Inc.*	19,945	2,670,037
Walgreens Boots Alliance, Inc.	36,911	2,416,563
Walmart, Inc.	4,169	370,916
Walt Disney Co. (The)	102,918	10,337,083
Washington Real Estate Investment Trust, REIT	5,150	140,595
Waste Connections, Inc.	90,266	6,475,682
Watsco, Inc.	2,019	365,378
Wayfair, Inc. (Class A Stock)*(a)	15,250	1,029,833

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
WEC Energy Group, Inc.	10,153	$636,593
WellCare Health Plans, Inc.*	3,371	652,727
Wells Fargo & Co.	171,076	8,966,093
Welltower, Inc., REIT	9,640	524,705
West Pharmaceutical Services, Inc.	12,554	1,108,393
Western Alliance Bancorp*	11,995	697,029
WestRock Co.	79,143	5,078,606
Weyerhaeuser Co., REIT	53,441	1,870,435
Willscot Corp.*	21,730	296,615
Wintrust Financial Corp.	8,529	733,920
Workday, Inc. (Class A Stock)*(a)	7,891	1,003,025
Worldpay, Inc. (Class A Stock)*	41,987	3,453,010
Wyndham Worldwide Corp.	1,651	188,924
Xcel Energy, Inc.	135,837	6,177,867
Xenia Hotels & Resorts, Inc., REIT	12,000	236,640
Yum! Brands, Inc.	7,410	630,813
Zimmer Biomet Holdings, Inc.	6,604	720,100
Zions Bancorporation	24,371	1,285,083
Zoetis, Inc.	1,614	134,785

		1,038,895,235

Vietnam — 0.0%
Hoa Phat Group JSC*	146,162	392,040

TOTAL COMMON STOCKS (cost $1,562,164,364)		1,810,117,679

PREFERRED STOCKS — 1.2%
Bermuda — 0.0%
XLIT Ltd., Series D, 4.842%	235	235,588

Brazil — 0.3%
Itau Unibanco Holding SA, ADR (PRFC)	526,212	8,208,907
Metalurgica Gerdau SA, (PRFC)	179,850	390,049

		8,598,956

China — 0.3%
Mandatory Exchangeable Trust, CVT, 144A, 5.750%	45,301	9,357,216

Germany — 0.0%
Henkel AG & Co. KGaA (PRFC)	2,817	370,304
Volkswagen AG (PRFC)	4,214	839,910

		1,210,214

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., CVT, 7.000%	1,563	514,415

United States — 0.6%
Anthem, Inc., CVT, 5.250%	23,963	1,285,855
Bank of America Corp., Series L, CVT, 7.250%	2,281	2,941,235
Becton, Dickinson & Co., Series A, CVT, 6.125%	48,642	2,842,152
Belden, Inc., CVT, 6.750%	6,877	642,587
Bunge Ltd., CVT, 4.875%	5,880	640,744
Crown Castle International Corp., Series A, CVT, 6.875%(a)	1,363	1,523,739
Dominion Energy, Inc., CVT, 6.750%	28,823	1,337,675
DTE Energy Co., CVT, 6.500%	11,621	605,338
Goodman Networks, Inc., (PRFC)*^	1,772	5,901
Hess Corp., CVT, 8.000%	12,816	763,321

A828

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

		Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
Kinder Morgan, Inc., CVT, 9.750%(a)		21,117	$656,528
NextEra Energy, Inc., CVT, 6.123%(a)		33,998	1,960,325
Stanley Black & Decker, Inc., CVT, 5.375%(a)		15,652	1,803,502
Wells Fargo & Co., Series L, CVT, 7.500%		2,786	3,593,940
Welltower, Inc., Series I, REIT, CVT, 6.500%		12,506	695,834

			21,298,676

TOTAL PREFERRED STOCKS (cost $36,935,417)			41,215,065

		Units
RIGHTS* — 0.0%
United States
Media General, Inc., CVR^		58,900	2,886
Vistra Energy Corp., expiring 01/23/27^		14,776	10,343

TOTAL RIGHTS (cost $ —)			13,229

WARRANTS* — 0.0%
United States
Sabine Oil & Gas Holdings, Inc., expiring 12/31/18		113	735
Sabine Oil & Gas Holdings, Inc., expiring 12/31/18		20	110

TOTAL WARRANTS (cost $911)			845

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.4%
Automobiles — 0.4%
Credit Acceptance Auto Loan Trust,
Series 2017-2A, Class B, 144A
3.020%	04/15/26	795	781,955
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	750	748,904
Series 2016-4A, Class D, 144A
3.770%	10/17/22	2,240	2,222,561
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,285	1,282,356
Flagship Credit Auto Trust,
Series 2016-4, Class A1, 144A
1.470%	03/16/20	88	88,072
Hertz Vehicle Financing II LP,
Series 2018-1A, Class A, 144A
3.290%	02/25/24	3,150	3,110,382
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	2,160	2,154,574
Westlake Automobile Receivables Trust,
Series 2017-1A, Class D, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
3.460%	10/17/22	2,405	$2,414,062

			12,802,866

Consumer Loans — 0.1%
CLUB Credit Trust,
Series 2017-NP1, Class B, 144A
3.170%	04/17/23	750	749,335
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	148	147,363
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	550	537,518

			1,434,216

Home Equity Loans — 0.9%
ABFC Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035%
2.907%(c)	02/25/33	840	835,152
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1, 1 Month LIBOR + 1.170%
3.042%(c)	07/25/33	1,050	1,040,455
Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%
2.922%(c)	12/25/33	83	82,338
Series 2003-OP1, Class M2, 1 Month LIBOR + 2.250%
4.122%(c)	12/25/33	782	778,321
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800%
3.672%(c)	10/25/34	258	257,522
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080%
2.952%(c)	11/25/34	174	174,161
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.655%
4.527%(c)	08/25/32	510	505,479
Series 2003-10, Class M1, 1 Month LIBOR + 1.050%
2.922%(c)	12/25/33	743	732,993
Series 2003-10, Class M2, 1 Month LIBOR + 2.550%
4.422%(c)	12/25/33	665	652,932
Series 2003-12, Class M2, 1 Month LIBOR + 2.550%
4.422%(c)	01/25/34	304	307,048
Series 2003-9, Class M2, 1 Month LIBOR + 2.850%
4.722%(c)	09/25/33	394	380,148
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class M2, 1 Month LIBOR + 2.625%
4.497%(c)	03/25/34	271	270,019
Series 2003-W9, Class M3B, 1 Month LIBOR + 3.120%
4.992%(c)	01/25/34	352	346,407
Series 2004-W1, Class AF
4.325%(cc)	03/25/34	635	643,106
Series 2004-W6, Class M4, 1 Month LIBOR + 2.850%
4.722%(c)	05/25/34	161	160,935
Series 2004-W7, Class M9, 1 Month LIBOR + 4.800%, 144A
4.413%(c)	05/25/34	467	414,745
Asset-Backed Funding Certificates Trust,
Series 2004-OPT2, Class M2, 1 Month LIBOR + 1.500%
3.372%(c)	07/25/33	299	288,586
Series 2004-OPT5, Class M2, 1 Month LIBOR + 2.175%
4.047%(c)	12/25/33	218	212,667

A829

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4, 1 Month LIBOR + 2.025%
3.897%(c)	10/25/34	262	$263,205
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950%
3.827%(c)	05/28/44	737	746,422
Series 2006-D, Class 1A5
5.668%	12/28/36	696	705,716
Bear Stearns Asset Backed Securities I Trust,
Series 2004-FR1, Class M4, 1 Month LIBOR × (1) + 2.175%
4.047%(c)	07/25/34	508	455,244
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B, 1 Month LIBOR + 5.250%
7.122%(c)	03/25/43	34	33,141
Series 2004-1, Class M1, 1 Month LIBOR + 0.975%
2.847%(c)	06/25/34	561	559,068
Series 2004-2, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	08/25/34	523	507,426
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755%
3.627%(c)	09/25/34	796	798,221
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600%
2.472%(c)	01/25/34	1,163	1,153,292
Series 2004-B, Class M2, 1 Month LIBOR + 0.750%
2.622%(c)	03/25/34	705	699,385
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1, 1 Month LIBOR + 1.095%
2.967%(c)	05/25/34	414	396,581
Series 2004-OPT1, Class M2, 1 Month LIBOR + 1.500%
3.372%(c)	06/25/34	734	728,151
CHEC Loan Trust,
Series 2004-2, Class M3, 1 Month LIBOR + 1.250%
3.122%(c)	04/25/34	220	211,516
Countrywide Partnership Trust,
Series 2004-EC1, Class M2, 1 Month LIBOR + 0.945%
2.817%(c)	01/25/35	615	613,636
Home Equity Asset Trust,
Series 2002-1, Class M2, 1 Month LIBOR + 1.900%
3.772%(c)	11/25/32	1,051	997,575
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
2.727%(c)	08/25/34	447	442,351
Series 2004-6, Class M2, 1 Month LIBOR + 0.900%
2.772%(c)	12/25/34	181	178,168
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200%
3.072%(c)	11/25/34	1,163	1,153,736
Series 2004-C, Class M2, 1 Month LIBOR + 0.900%
2.772%(c)	03/25/35	327	324,640
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5, 1 Month LIBOR + 6.000%
5.152%(c)	04/25/33	87	80,178
Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.900%
2.772%(c)	09/25/34	176	172,694
Series 2005-NC1, Class M2, 1 Month LIBOR + 0.750%
2.622%(c)	12/25/34	553	555,691
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975%
2.847%(c)	07/25/34	161	157,404
Series 2004-HE1, Class M2, 1 Month LIBOR + 2.250%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
4.122%(c)	04/25/35	1,235	$1,221,585
Series 2005-NC1, Class M2, 1 Month LIBOR + 1.080%
2.952%(c)	10/25/35	506	497,525
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1, 1 Month LIBOR + 0.855%
2.727%(c)	01/25/34	311	308,426
Series 2004-HE6, Class M2, 1 Month LIBOR + 0.900%
2.772%(c)	08/25/34	178	177,534
Series 2004-NC2, Class M2, 1 Month LIBOR + 1.800%
3.672%(c)	12/25/33	165	155,351
Series 2004-OP1, Class M3, 1 Month LIBOR + 1.020%
2.892%(c)	11/25/34	99	97,990
Series 2005-HE1, Class M3, 1 Month LIBOR + 0.780%
2.652%(c)	12/25/34	302	279,255
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1, 1 Month LIBOR + 1.425%
3.297%(c)	02/25/33	152	151,529
Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%
3.282%(c)	10/25/32	200	199,151
New Century Home Equity Loan Trust,
Series 2003-4, Class M2, 1 Month LIBOR + 2.730%
4.602%(c)	10/25/33	942	926,505
Series 2003-6, Class M1, 1 Month LIBOR + 1.080%
2.952%(c)	01/25/34	608	609,091
Series 2003-B, Class M2, 1 Month LIBOR + 2.475%
4.347%(c)	11/25/33	290	291,472
Series 2004-4, Class M1, 1 Month LIBOR + 0.765%
2.637%(c)	02/25/35	614	609,644
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2, 1 Month LIBOR + 2.775%
4.647%(c)	09/25/33	383	379,901
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-4, Class M1, 1 Month LIBOR + 1.020%
2.892%(c)	07/25/33	1,192	1,176,253
Option One Mortgage Loan Trust,
Series 2004-2, Class M2, 1 Month LIBOR + 1.575%
3.447%(c)	05/25/34	524	497,803
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A, 1 Month LIBOR + 0.880%
2.752%(c)	08/25/33	1,069	1,044,121
Series 2003-2, Class M2A, 1 Month LIBOR + 3.000%
4.872%(c)	08/25/33	281	257,431
Series 2003-3, Class M1, 1 Month LIBOR + 0.730%
2.602%(c)	12/25/33	888	867,226
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.664%(cc)	07/25/30	85	70,239
Series 2003-2, Class M2, 1 Month LIBOR + 2.625%
4.497%(c)	06/25/33	198	185,231
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2, 1 Month LIBOR + 0.975%
2.847%(c)	10/25/34	1,173	1,143,033
Series 2004-2, Class M8A, 1 Month LIBOR + 4.500%, 144A
6.372%(c)	10/25/34	734	707,454

			31,870,205

Manufactured Housing — 0.0%
Mid-State Capital Trust,

A830

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Manufactured Housing (cont’d.)
Series 2010-1, Class M, 144A
5.250%	12/15/45	303	$316,444

Other — 0.2%
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	670	666,802
Series 2017-SFR2, Class A, 144A
2.897%	12/17/34	4,000	3,945,392
Vantage Data Centers Issuer LLC,
Series 2018-1A, Class A2, 144A
4.072%	02/16/43	1,699	1,726,039
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	497	493,930

			6,832,163

Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R1, Class M2, 1 Month LIBOR + 0.870%
2.742%(c)	02/25/34	1,108	1,072,468
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD2, Class 3A
4.524%(cc)	06/25/43	351	347,539
Chase Funding Trust,
Series 2003-6, Class 2M1, 1 Month LIBOR + 0.750%
2.622%(c)	11/25/34	881	846,334
Countrywide Asset-Backed Certificates,
Series 2005-12, Class M2, 1 Month LIBOR + 0.490%
2.362%(c)	02/25/36	1,250	1,249,443
Countrywide Asset-Backed Certificates Trust,
Series 2003-5, Class MF2
5.219%(cc)	11/25/33	577	574,243
Series 2003-BC6, Class M2, 1 Month LIBOR + 1.725%
3.597%(c)	10/25/33	166	164,513
Series 2004-5, Class M3, 1 Month LIBOR + 1.725%
3.597%(c)	07/25/34	360	359,440
Series 2004-6, Class M2, 1 Month LIBOR + 0.975%
2.847%(c)	10/25/34	514	508,974
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.750%
2.622%(c)	02/25/34	1,544	1,536,902
Series 2004-BC1, Class M3, 1 Month LIBOR + 2.100%
3.972%(c)	10/25/33	25	22,588
Series 2004-ECC2, Class M5, 1 Month LIBOR + 1.875%
3.747%(c)	10/25/34	478	454,553
Series 2004-SD2, Class M1, 1 Month LIBOR + 0.620%, 144A
2.492%(c)	06/25/33	345	342,305
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M2, 1 Month LIBOR + 2.475%
4.347%(c)	11/25/33	226	218,673
Series 2004-CB6, Class M3, 1 Month LIBOR + 2.100%
3.972%(c)	07/25/35	538	526,725
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.869%(cc)	10/25/34	715	709,260
Series 2004-1, Class M2
5.615%(cc)	04/25/34	1,528	1,501,309

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-2, Class M1
5.692%(cc)	07/25/34	118	$120,352
Fremont Home Loan Trust,
Series 2003-B, Class M2, 1 Month LIBOR + 2.430%
4.302%(c)	12/25/33	53	51,610
Series 2004-2, Class M2, 1 Month LIBOR + 0.930%
2.802%(c)	07/25/34	306	307,879
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	41	41,504
GSAMP Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.245%
3.067%(c)	06/20/33	366	370,361
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.400%
2.272%(c)	02/25/33	374	368,529
Series 2004-NC2, Class M1, 1 Month LIBOR + 1.050%
2.922%(c)	10/25/34	377	366,711
Series 2007-SEA1, Class A, 1 Month LIBOR + 0.300%, 144A
2.172%(c)	12/25/36	394	379,965
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1, 1 Month LIBOR + 0.840%
2.461%(c)	07/25/31	959	961,054
Series 2003-4, Class M2, 1 Month LIBOR + 2.625%
4.497%(c)	08/25/33	83	84,377
Series 2004-5, Class A5, 1 Month LIBOR + 0.560%
2.432%(c)	09/25/34	467	468,816
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%
2.772%(c)	05/25/34	645	641,729
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH1, Class M4, 1 Month LIBOR + 1.245%
3.117%(c)	01/25/36	500	502,635
Pretium Mortgage Credit Partners I LLC,
Series 2017-NPL5, Class A1, 144A
3.327%(cc)	12/30/32	1,554	1,551,101
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.975%
2.847%(c)	11/25/33	340	330,380
Series 2005-RS6, Class M4, 1 Month LIBOR + 0.975%
2.847%(c)	06/25/35	1,500	1,501,167
Series 2006-RZ2, Class A3, 1 Month LIBOR + 0.270%
2.142%(c)	05/25/36	837	825,018
Series 2006-RZ3, Class M1, 1 Month LIBOR + 0.350%
2.222%(c)	08/25/36	2,000	1,952,324
Saxon Asset Securities Trust,
Series 2004-2, Class AF3
4.332%(cc)	08/25/35	264	265,961
Series 2004-2, Class MV2, 1 Month LIBOR + 1.800%
3.672%(c)	08/25/35	968	969,397
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%
2.772%(c)	11/25/34	645	618,602
Stanwich Mortgage Loan Co. LLC,
Series 2017-NPA1, Class A1, 144A
3.598%	03/16/22	404	404,313
Structured Asset Investment Loan Trust,
Series 2003-BC11, Class M2, 1 Month LIBOR + 2.550%
4.422%(c)	10/25/33	241	244,663

A831

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2003-BC3, Class M1, 1 Month LIBOR + 1.425%
3.297%(c)	04/25/33	173	$172,419
Series 2003-BC6, Class M1, 1 Month LIBOR + 1.125%
2.997%(c)	07/25/33	771	770,604
Series 2004-6, Class M2, 1 Month LIBOR + 1.950%
3.822%(c)	07/25/34	32	31,936
Series 2004-8, Class M2, 1 Month LIBOR + 0.930%
2.802%(c)	09/25/34	652	650,452
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170%
2.042%(c)	01/25/37	1,179	1,152,553

			26,541,681

TOTAL ASSET-BACKED SECURITIES (cost $76,913,847)			79,797,575

BANK LOANS(c) — 0.1%
Avaya, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
6.540%	12/15/24	100	100,436
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.380%^
12.230%	12/31/21	555	621,600
Term Loan (11/17), 1 Month LIBOR + 4.750%
6.570%	12/31/22	318	322,867
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 7.500%
9.440%	08/23/21	569	603,142
Cincinnati Bell, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 3.750%
5.440%	10/02/24	37	37,239
Clear Channel Communications,
Tranche D Term Loan, 3 Month LIBOR + 6.750%
9.050%	01/30/19	79	63,040
Tranche E Term Loan, 3 Month LIBOR + 7.500%
9.800%	07/30/19	132	104,722
Concordia Healthcare Corp.,
Dollar Term Loan, 1 Month LIBOR + 4.250%
6.130%	10/21/21	79	70,363
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%	10/05/23	64	62,551
DH Publishing, L.P.,
Term B-6 Loan, 3 Month LIBOR + 2.250%
3.980%	08/21/23	18	17,929
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 2.250%
4.120%	04/26/24	345	345,148
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 3 Month LIBOR + 7.000%
5.800%	12/01/23	39	38,726
Infor (US), Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%
4.630%	02/01/22	112	111,938
MacDonald, Dettwiler & Associates. Ltd.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.630%	10/04/24	35	34,987
MEG Energy Corp.,
Initial Term Loan, 3 Month LIBOR + 7.000%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
5.200%	12/31/23	8	$8,322
Moran Foods LLC,
Initial Term Loan, 1 Month LIBOR + 6.000%
7.880%	12/05/23	267	231,622
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
4.680%	03/11/22	49	39,624
Quest Software US Holdings, Inc.,
2017 Incremental Term Loan (First Lien), 3 Month LIBOR + 27.500%
7.270%	10/31/22	59	60,396
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.380%	11/01/24	130	130,907
Syniverse Holdings, Inc.,
Tranche C Term Loan, 3 Month LIBOR + 5.000%
6.720%	03/09/23	131	132,575
Tribune Media Company,
Term B Loan, 1 Month LIBOR + 3.000%
4.880%	12/27/20	39	38,976
Ultra Resources, Inc.,
Senior Secured Term Loan, 1 Month LIBOR + 9.000%
4.760%	04/12/24	50	49,501
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%^
5.670%	11/30/23	83	84,080
Viskase Companies, Inc.,
Initial Term Loan, 3 Month LIBOR + 6.500%
5.550%	01/30/21	95	93,838
Vistra Operations Co. LLC,
Initial Term C Loan, 1 Month LIBOR + 2.500%
4.380%	08/04/23	20	20,130
Initial Term Loan, 1 Month LIBOR + 2.500%
4.380%	08/04/23	113	113,307

TOTAL BANK LOANS (cost $3,552,905)			3,537,966

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	695,554
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	193,375
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 1 Month LIBOR + 1.321%, 144A
2.971%(c)	03/15/37	1,500	1,490,615
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.736%(cc)	07/10/38	297	297,125
CSMC LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,224,101
FHLMC Multifamily Structured Pass-Through Certificates,
Series K708, Class X1, IO
1.461%(cc)	01/25/19	11,054	90,787
FREMF Mortgage Trust,
Series 2013-K713, Class B, 144A
3.164%(cc)	04/25/46	500	501,440

A832

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-K45, Class C, 144A
3.591%(cc)	04/25/48		1,355	$1,291,343
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.399%(cc)	08/10/44		1,300	1,267,999
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48		1,475	1,481,757
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LDPX, Class AM
5.464%(cc)	01/15/49		301	302,063
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39		1,540	1,220,127
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51		57	56,264
Series 2012-XA, Class B, 144A
0.250%	07/27/49		474	462,929
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class B, 1 Month LIBOR + 1.300%, 144A
3.086%(c)	02/15/35		1,250	1,249,181
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
3.686%(c)	02/15/35		1,400	1,398,966
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.545%(cc)	05/10/45		1,100	1,088,321
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		505	499,825
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class C
5.750%(cc)	04/15/47		500	508,527
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.272%(cc)	03/15/45		765	720,206

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,393,631)				16,040,505

CONVERTIBLE BONDS — 3.3%
Belgium — 0.0%
Bekaert SA,
Sr. Unsec’d. Notes,
0.000%(ss)	06/09/21	EUR	500	613,355
Sagerpar SA,
Gtd. Notes,
0.375%	10/09/18	EUR	500	677,671

				1,291,026

China — 0.4%
Baosteel Hong Kong Investment Co. Ltd.,
Sr. Unsec’d. Notes,
0.133%	12/01/18		1,420	1,652,525
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
China (cont’d.)
0.000%(ss)	01/29/21		750	$771,188
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	02/05/21		750	768,375
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes,
1.000%	07/01/20		1,217	1,310,221
1.250%	09/15/22		986	1,024,247
Harvest International Co.,
Gtd. Notes,
0.000%(ss)	11/21/22	HKD	6,000	822,805
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	07/07/22		250	295,699
Shanghai Port Group BVI Holding Co. Ltd.,
Gtd. Notes,
0.181%	08/09/21		2,273	2,369,603
Weibo Corp.,
Sr. Unsec’d. Notes,
1.250%	11/15/22		2,348	2,730,637

				11,745,300

Cyprus — 0.1%
Volcan Holdings PLC,
Sr. Sec’d. Notes,
4.125%	04/11/20	GBP	2,000	3,618,609

France — 0.2%
Airbus SE,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	06/14/21	EUR	600	915,456
0.000%(ss)	07/01/22	EUR	800	1,169,883
Cie Generale des Etablissements Michelin SCA,
Sr. Unsec’d. Notes,
0.000%(ss)	01/10/22		800	829,599
Fonciere Des Regions,
Sr. Unsec’d. Notes, REIT,
0.875%	04/01/19	EUR	339	416,119
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes,
0.000%(ss)	02/16/21		150	469,583
Safran SA,
Sr. Unsec’d. Notes,
0.000%(ss)	12/31/20	EUR	624	780,044
TOTAL SA,
Sr. Unsec’d. Notes, MTN,
0.500%	12/02/22		1,200	1,249,085
Valeo SA,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	06/16/21		600	614,399
Wendel SA,
Sr. Unsec’d. Notes,
0.000%(ss)	07/31/19	EUR	934	614,713

				7,058,881

Germany — 0.3%
BASF SE,
Sr. Unsec’d. Notes, MTN,
0.925%	03/09/23		750	737,249

A833

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Germany (cont’d.)
Bayer AG,
Sr. Unsec’d. Notes,
0.050%	06/15/20	EUR	1,100	$1,594,419
Bayer Capital Corp. BV,
Gtd. Notes,
5.625%	11/22/19	EUR	100	125,555
Gtd. Notes,
5.625%	11/22/19	EUR	2,500	3,138,881
Deutsche Wohnen SE,
Sr. Unsec’d. Notes,
0.325%	07/26/24	EUR	1,200	1,548,892
LEG Immobilien AG,
Sr. Unsec’d. Notes,
0.500%	07/01/21	EUR	200	423,152
MTU Aero Engines AG,
Sr. Unsec’d. Notes,
0.125%	05/17/23	EUR	500	806,715
RAG-Stiftung,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	02/18/21	EUR	1,000	1,321,320
Siemens Financieringsmaatschappij NV,
Gtd. Notes,
1.650%	08/16/19		1,250	1,389,563

				11,085,746

Hong Kong — 0.1%
ASM Pacific Technology Ltd.,
Sr. Unsec’d. Notes,
2.000%	03/28/19	HKD	8,000	1,232,138
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes,
2.777%	01/05/23		1,400	1,476,299

				2,708,437

Hungary — 0.0%
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes,
3.375%	04/02/19	EUR	600	780,352

Italy — 0.0%
Prysmian SpA,
Sr. Unsec’d. Notes,
0.391%	01/17/22	EUR	400	510,755

Japan — 0.4%
ANA Holdings, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/16/22	JPY	160,000	1,548,799
Daio Paper Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/17/20	JPY	40,000	396,127
Ezaki Glico Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	01/30/24	JPY	60,000	579,390
Kansai Paint Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/17/22	JPY	80,000	785,677
Kyushu Electric Power Co., Inc.,
Sr. Sec’d. Notes,
0.000%(ss)	03/31/22	JPY	80,000	786,617
Mitsubishi Chemical Holdings Corp.,
Sr. Unsec’d. Notes,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
0.000%(ss)	03/30/22	JPY	90,000	$894,460
0.000%(ss)	03/29/24	JPY	80,000	808,233
SBI Holdings, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/14/22	JPY	30,000	420,093
Sony Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/30/22	JPY	149,000	1,743,386
Suzuki Motor Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	03/31/21	JPY	120,000	1,588,741
Terumo Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	12/04/19	JPY	40,000	531,460
0.000%(ss)	12/06/21	JPY	30,000	407,406
Toray Industries, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	08/30/19	JPY	30,000	327,405
0.000%(ss)	08/31/21	JPY	30,000	355,246
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/28/19	JPY	50,000	579,742
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + (0.500)% (Cap N/A, Floor 0.000%)
1.786%(c)	03/26/20		600	630,149

				12,382,931

Mexico — 0.0%
America Movil BV,
Gtd. Notes,
5.500%	09/17/18	EUR	500	456,805

Russia — 0.0%
Abigrove Ltd.,
Gtd. Notes,
0.000%(ss)	02/16/22		400	410,599

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes,
1.850%	06/19/20	SGD	1,000	737,139
1.950%	10/17/23	SGD	2,000	1,553,979

				2,291,118

South Africa — 0.0%
Brait SE,
Sr. Unsec’d. Notes,
2.750%	09/18/20	GBP	500	631,980

Sweden — 0.0%
Industrivarden AB,
Sr. Unsec’d. Notes,
0.000%(ss)	05/15/19	SEK	4,000	503,979

Switzerland — 0.0%
STMicroelectronics NV,
Sr. Unsec’d. Notes,
0.000%(ss)	07/03/22		1,000	1,237,499

Taiwan — 0.0%
Zhen Ding Technology Holding Ltd.,
Sr. Unsec’d. Notes,
0.173%	06/26/19		700	706,475

A834

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN,
0.500%	03/27/20		EUR	1,400	$1,602,857
DP World Ltd.,
Sr. Unsec’d. Notes,
1.750%	06/19/24			1,400	1,475,249

					3,078,106

United Kingdom — 0.1%
BP Capital Markets PLC,
Gtd. Notes,
1.000%	04/28/23	(a)	GBP	600	987,008
TechnipFMC PLC,
Sr. Unsec’d. Notes,
0.875%	01/25/21		EUR	600	837,937
Vodafone Group PLC,
Sub. Notes,
2.000%	02/25/19		GBP	400	568,915

					2,393,860

United States — 1.5%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes,
2.125%	09/01/26			585	856,031
Altaba, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	12/01/18			999	1,396,053
Anthem, Inc.,
Sr. Unsec’d. Notes,
2.750%	10/15/42			148	445,785
Booking Holdings, Inc.,
Sr. Unsec’d. Notes,
0.350%	06/15/20			1,051	1,687,356
0.900%	09/15/21	(a)		490	611,569
CenterPoint Energy, Inc.,
Sub. Notes,
3.399%	09/15/29			804	534,405
Chesapeake Energy Corp.,
Gtd. Notes,
5.500%	09/15/26	(a)		866	745,713
Citrix Systems, Inc.,
Sr. Unsec’d. Notes,
0.500%	04/15/19			1,351	1,778,456
DISH Network Corp.,
Sr. Unsec’d. Notes,
2.375%	03/15/24	(a)		2,375	2,100,191
3.375%	08/15/26	(a)		1,200	1,155,839
Dycom Industries, Inc.,
Sr. Unsec’d. Notes,
0.750%	09/15/21			461	583,505
Ensco Jersey Finance Ltd.,
Gtd. Notes,
3.000%	01/31/24	(a)		1,119	893,801
Extra Space Storage LP,
Gtd. Notes,
3.125%	10/01/35	(a)		582	647,713
Finisar Corp.,

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes,
0.500%	12/15/33		904	$888,189
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes,
0.875%	10/01/22	(a)	1,287	1,538,479
Illumina, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/15/19	(a)	1,125	1,244,627
0.500%	06/15/21	(a)	550	670,619
Intel Corp.,
Jr. Sub. Notes,
3.250%	08/01/39		1,450	3,606,803
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes,
1.000%	11/15/21		618	610,544
Jazz Investments I Ltd.,
Gtd. Notes,
1.875%	08/15/21		972	1,015,739
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes,
1.000%	06/30/47	(a)	981	947,537
Liberty Interactive LLC,
Sr. Unsec’d. Notes,
3.750%	02/15/30		16	11,010
4.000%	11/15/29		23	16,215
Sr. Unsec’d. Notes,
1.750%	09/30/46		682	755,520
Liberty Media Corp.,
Sr. Unsec’d. Notes,
1.375%	10/15/23		487	558,443
Microchip Technology, Inc.,
Sr. Sub. Notes,
1.625%	02/15/27		4,070	4,811,644
Micron Technology, Inc.,
Sr. Unsec’d. Notes,
3.000%	11/15/43		615	1,100,483
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes,
1.125%	01/15/20		504	1,013,441
Neurocrine Biosciences, Inc.,
Sr. Unsec’d. Notes,
2.250%	05/15/24		360	471,559
Novellus Systems, Inc.,
Gtd. Notes,
2.625%	05/15/41	(a)	205	1,240,847
NuVasive, Inc.,
Sr. Unsec’d. Notes,
2.250%	03/15/21	(a)	668	733,755
ON Semiconductor Corp.,
Gtd. Notes,
1.625%	10/15/23		1,020	1,395,621
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	07/01/19		537	886,070
Red Hat, Inc.,
Sr. Unsec’d. Notes,
0.250%	10/01/19		649	1,312,338
ServiceNow, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/01/22		1,184	1,568,386

A835

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes,
1.375%	03/01/22		843	$973,665
SunPower Corp.,
Sr. Unsec’d. Notes,
0.875%	06/01/21		368	282,698
Synaptics, Inc.,
Sr. Unsec’d. Notes,
0.500%	06/15/22		477	449,871
Tesla Energy Operations, Inc.,
Sr. Unsec’d. Notes,
1.625%	11/01/19		775	707,184
Tesla, Inc.,
Sr. Unsec’d. Notes,
0.250%	03/01/19		1,483	1,478,139
Veeco Instruments, Inc.,
Sr. Unsec’d. Notes,
2.700%	01/15/23		800	726,158
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes,
0.625%	08/15/33		619	632,394
1.000%	03/01/24	(a)	895	907,901
Weatherford International Ltd.,
Gtd. Notes,
5.875%	07/01/21		789	707,289
Western Digital Corp.,
Gtd. Notes,
1.500%	02/01/24	(a)	1,821	1,969,532
Workday, Inc.,
Sr. Unsec’d. Notes,
0.250%	10/01/22		1,560	1,696,631

				50,365,748

TOTAL CONVERTIBLE BONDS (cost $103,437,452)				113,258,206

CORPORATE BONDS — 11.1%
Argentina — 0.0%
Pampa Energia SA,
Sr. Unsec’d. Notes
7.375%	07/21/23		322	338,503
YPF SA,
Sr. Unsec’d. Notes
8.500%	03/23/21		198	216,236
8.750%	04/04/24		400	445,799

				1,000,538

Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25		250	252,895
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43		69	79,709
6.420%	03/01/26		75	89,031
Brambles USA, Inc.,
Gtd. Notes, 144A
5.350%	04/01/20		200	207,754

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Australia (cont’d.)
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.750%	05/15/22		98	$96,775
5.125%	05/15/24	(a)	69	68,051
Sr. Sec’d. Notes, 144A
9.750%	03/01/22		425	468,297
GAIF Bond Issuer Pty Ltd.,
Gtd. Notes, 144A
3.400%	09/30/26		250	235,693
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19		40	39,832
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20		800	837,470
6.250%	01/14/21		300	322,349
National Australia Bank Ltd.,
Sr. Unsec’d. Notes
3.375%	01/14/26		250	244,642
Sr. Unsec’d. Notes, GMTN
2.625%	07/23/20		250	247,886
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.500%	02/12/25		180	177,651
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18		400	399,576

				3,767,611

Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes
6.950%	03/18/30		700	758,625

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.900%	02/01/19		180	179,476
3.650%	02/01/26		2,450	2,435,419
4.700%	02/01/36		200	211,613

				2,826,508

Bermuda — 0.0%
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24		135	156,010

Brazil — 0.1%
Cemig Geracao e Transmissao SA,
Gtd. Notes, 144A
9.250%	12/05/24		200	214,900
GTL Trade Finance, Inc./Gerdau Holdings, Inc.,
Gtd. Notes
5.893%	04/29/24		150	159,225
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		220	205,150
5.875%	07/15/24		311	303,318
6.750%	02/15/28		213	204,480
7.250%	06/01/21		221	222,658
7.250%	06/01/21		90	90,675

A836

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil (cont’d.)
Petrobras Global Finance BV,
Gtd. Notes
6.250%	03/17/24	450	$474,975
8.750%	05/23/26	750	881,513
Vale Canada Ltd.,
Sr. Unsec’d. Notes
7.200%	09/15/32	120	135,000
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36	180	211,716
Votorantim Cimentos SA,
Gtd. Notes
7.250%	04/05/41	200	220,999
Vrio Finco 1 LLC/Vrio Finco 2, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/04/23	200	202,000

			3,526,609

Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	207	197,996
Agrium, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/35	350	341,402
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26	63	63,662
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	266	261,700
Air Canada 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.300%	07/15/31	600	583,105
Athabasca Oil Corp.,
Sec’d. Notes, 144A
9.875%	02/24/22	202	202,253
ATS Automation Tooling Systems, Inc.,
Gtd. Notes, 144A
6.500%	06/15/23	64	66,879
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.350%	09/11/22	340	327,038
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.050%	06/05/19	200	198,277
2.450%	09/19/22	300	290,738
2.500%	01/08/21	500	492,517
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	47	48,550
Baytex Energy Corp.,
Gtd. Notes, 144A
5.125%	06/01/21	11	10,285
5.625%	06/01/24	23	20,240
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	01/15/23	211	210,470
7.500%	12/01/24	289	299,115

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
7.500%	03/15/25		639	$655,774
8.750%	12/01/21		135	147,994
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
2.700%	02/02/21		300	296,899
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.450%	06/30/33		150	179,346
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
2.900%	02/01/25		275	264,355
6.125%	09/15/2115		40	49,957
7.125%	10/15/31		285	371,635
Cascades, Inc.,
Gtd. Notes, 144A
5.750%	07/15/23		49	49,735
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.800%	09/15/23		125	123,554
Concordia International Corp.,
Sr. Sec’d. Notes, 144A
9.000%	04/01/22	(a)	134	121,270
Sr. Unsec’d. Notes, 144A
7.000%	04/15/23		169	10,985
Cott Holdings, Inc.,
Gtd. Notes, 144A
5.500%	04/01/25		150	148,125
Encana Corp.,
Sr. Unsec’d. Notes
7.200%	11/01/31		100	123,239
7.375%	11/01/31		100	124,965
8.125%	09/15/30		50	65,202
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26		150	139,012
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25		798	835,905
Gateway Casinos & Entertainment Ltd.,
Sec’d. Notes, 144A
8.250%	03/01/24		55	58,472
Hudbay Minerals, Inc.,
Gtd. Notes, 144A
7.250%	01/15/23		95	98,563
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22		150	176,209
9.400%	02/01/21		50	58,589
Jupiter Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22		59	27,140
Manulife Financial Corp.,
Sub. Notes
4.061%	02/24/32		225	219,702
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25		120	121,200
6.875%	12/15/23		75	77,063

A837

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23		592	$494,320
7.000%	03/31/24		419	345,675
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	538	521,860
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes
4.875%	06/01/24		80	76,599
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		165	157,988
5.000%	05/01/25		218	209,215
5.250%	06/01/27		355	337,250
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		200	198,868
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23		90	93,263
5.875%	06/01/26		105	107,987
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24		22	20,625
6.500%	12/15/21		42	42,315
7.750%	12/15/23		380	394,725
Gtd. Notes, 144A
7.125%	01/15/26		51	50,490
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23		732	750,300
Rogers Communications, Inc.,
Gtd. Notes
8.750%	05/01/32		240	327,687
Royal Bank of Canada,
Sub. Notes, GMTN
4.650%	01/27/26		150	154,677
Seven Generations Energy Ltd.,
Gtd. Notes, 144A
5.375%	09/30/25		222	212,010
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34		250	302,767
6.500%	06/15/38		75	96,198
Teck Resources Ltd.,
Gtd. Notes
4.750%	01/15/22		41	41,513
6.000%	08/15/40		245	252,350
Gtd. Notes, 144A
8.500%	06/01/24		38	42,226
Sr. Unsec’d. Notes
6.125%	10/01/35		85	90,100
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		405	410,182
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.250%	11/05/19		200	198,353

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.750%	10/16/23	150	$153,067
6.200%	10/15/37	100	123,382
7.125%	01/15/19	100	103,522
7.250%	08/15/38	125	169,607
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
6.625%	02/15/25	34	31,705
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	125	129,063
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27	422	413,560

			15,212,566

Chile — 0.0%
Corp Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
4.500%	09/16/25	200	208,306
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes
3.750%	08/05/26	200	192,499
VTR Finance BV,
Sr. Sec’d. Notes
6.875%	01/15/24	200	208,301

			609,106

China — 0.1%
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20	200	197,788
CNOOC Finance Ltd.,
Gtd. Notes
3.000%	05/09/23	254	244,130
Franshion Development Ltd.,
Gtd. Notes
6.750%	04/15/21	200	215,279
Shimao Property Holdings Ltd.,
Sr. Sec’d. Notes
8.375%	02/10/22	200	214,498
Sinopec Capital 2013 Ltd.,
Gtd. Notes, 144A
3.125%	04/24/23	450	435,825
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23	249	255,380
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18	200	199,705

			1,762,605

Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26	408	425,136
5.875%	09/18/23	340	363,800

			788,936

A838

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20		550	$541,884

Ecuador — 0.0%
Petroamazonas EP,
Gov’t. Gtd. Notes
4.625%	02/16/20		200	194,799
Gov’t. Gtd. Notes, 144A
4.625%	11/06/20		200	191,999

				386,798

Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
3.375%	06/12/22		35	33,733
4.375%	06/12/27		35	32,856
5.375%	05/15/19		17	17,170
6.625%	05/15/39		50	53,375

				137,134

France — 0.1%
Altice France SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	(a)	1,000	977,480
6.250%	05/15/24		400	377,000
7.375%	05/01/26		300	285,750
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN, 144A
3.800%	01/10/24		200	199,512
BPCE SA,
Gtd. Notes, MTN
2.500%	07/15/19		300	298,336
Sub. Notes, MTN, 144A
4.625%	07/11/24		200	202,887
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		500	477,721
Societe Generale SA,
Jr. Sub. Notes, 144A
7.375%	12/29/49		200	212,750
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23		100	97,650
3.700%	01/15/24		120	122,317

				3,251,403

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31		170	247,471
Gtd. Notes, 144A
2.300%	01/06/20		150	148,152
Deutsche Bank AG,
Sr. Unsec’d. Notes
4.250%	10/14/21		150	152,355
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21		69	67,887
Sub. Notes
4.500%	04/01/25		200	193,674

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A
4.500%	09/15/23	200	$194,000
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/23	250	251,250
Unitymedia GmbH,
Sec’d. Notes, 144A
6.125%	01/15/25	200	209,750

			1,464,539

Hong Kong — 0.0%
AIA Group Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	300	289,935
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22	200	198,361

			488,296

India — 0.0%
IDBI Bank Ltd./DIFC Dubai,
Sr. Unsec’d. Notes, EMTN
3.750%	01/25/19	200	199,781
Vedanta Resources PLC,
Sr. Unsec’d. Notes
6.375%	07/30/22	300	303,749

			503,530

Indonesia — 0.1%
Minejesa Capital BV,
Sr. Sec’d. Notes, 144A
4.625%	08/10/30	400	385,216
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.500%	05/27/41	200	226,382
Sr. Unsec’d. Notes, MTN
6.450%	05/30/44	400	452,313
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, MTN
4.125%	05/15/27	200	192,419

			1,256,330

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	300	301,499
7.250%	05/15/24	960	1,021,199
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
5.500%	01/15/23	15	14,817
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
4.500%	03/15/23	130	123,175
5.250%	08/15/22	62	60,741
5.500%	02/15/24	170	164,900

			1,686,331

A839

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Israel — 0.0%
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
3.650%	11/10/21		77	$72,473
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
3.150%	10/01/26		500	401,382

				473,855

Italy — 0.0%
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34		112	116,166
6.375%	11/15/33		219	237,615
7.200%	07/18/36		44	51,590
7.721%	06/04/38		20	24,454
Wind Tre SpA,
Sr. Sec’d. Notes, 144A
5.000%	01/20/26	(a)	600	508,272

				938,097

Jamaica — 0.0%
Digicel Group Ltd.,
Sr. Unsec’d. Notes
7.125%	04/01/22		250	194,999

Japan — 0.1%
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22		100	100,068
Mitsubishi UFJ Trust & Banking Corp.,
Sr. Unsec’d. Notes, 144A
2.450%	10/16/19		200	198,263
MUFG Bank Ltd.,
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23		200	206,304
ORIX Corp.,
Sr. Unsec’d. Notes
3.700%	07/18/27		100	97,787
Sumitomo Mitsui Banking Corp.,
Gtd. Notes
2.450%	01/16/20		600	593,519

				1,195,941

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42		200	223,655
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes, 144A
4.850%	11/17/27		200	199,258
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
4.750%	04/19/27		400	399,515
5.750%	04/19/47		200	196,530
7.000%	05/05/20		700	750,749

				1,769,707

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	975	$965,249
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22	(a)	1,075	998,396
ArcelorMittal,
Sr. Unsec’d. Notes
5.750%	03/01/21		14	14,735
6.125%	06/01/25		296	321,899
6.500%	02/25/22		145	156,963
7.000%	03/01/41		18	20,925
7.250%	10/15/39		30	35,475
INEOS Group Holdings SA,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	775	783,719
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23		649	522,445
7.250%	10/15/20		1,065	985,125
7.500%	04/01/21		300	271,688
Gtd. Notes, 144A
9.750%	07/15/25		130	121,388
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		613	644,416
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23		100	97,830

				5,940,253

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
6.125%	03/30/40		100	119,739
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes
4.375%	10/14/25		200	201,499
Sub. Notes
3.800%	08/11/26		200	195,999
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
6.125%	05/05/25		925	962,185
Coca-Cola Femsa SAB de CV,
Gtd. Notes
3.875%	11/26/23		150	153,359
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		750	684,375
Petroleos Mexicanos,
Gtd. Notes
5.375%	03/13/22		967	1,005,197
5.500%	01/21/21		850	884,850
6.625%	06/15/35		500	516,590
Gtd. Notes, MTN
6.750%	09/21/47		806	815,575
Gtd. Notes, MTN, 144A
6.750%	09/21/47		360	364,277
Sr. Unsec’d. Notes
5.721%(cc)	03/11/22		200	218,500

A840

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico (cont’d.)
Sr. Unsec’d. Notes, 144A
6.350%	02/12/48	240	$231,900

			6,354,045

Morocco — 0.0%
OCP SA,
Sr. Unsec’d. Notes
6.875%	04/25/44	200	222,999

Netherlands — 0.1%
ABN AMRO Bank NV,
Sub. Notes, 144A
4.750%	07/28/25	500	512,195
Constellium NV,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25	250	253,125
Cooperatieve Rabobank UA,
Gtd. Notes
4.625%	12/01/23	250	260,578
Gtd. Notes, MTN
3.875%	02/08/22	375	382,374
Sr. Unsec’d. Notes, MTN, 144A
4.750%	01/15/20	200	205,932
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.500%	10/01/19	400	397,410
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
5.750%	03/15/23	900	925,875
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22	150	145,584
3.400%	08/12/23	175	176,826
4.300%	09/22/19	150	153,532
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	895	863,675
Ziggo Secured Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	245	230,229

			4,507,335

New Zealand — 0.0%
ANZ New Zealand Int’l Ltd.,
Gtd. Notes, 144A
2.600%	09/23/19	600	596,947

Norway — 0.0%
Statoil ASA,
Gtd. Notes
1.150%	05/15/18	168	167,791
2.450%	01/17/23	155	150,143
3.150%	01/23/22	46	46,092
7.250%	09/23/27	160	202,924

			566,950

Peru — 0.0%
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes
4.625%	03/28/23	260	258,699

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Peru (cont’d.)
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes
3.500%	01/31/23	200	$195,999
Petroleos del Peru SA,
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	200	194,920
5.625%	06/19/47	200	199,550

			849,168

Russia — 0.1%
GTLK Europe DAC,
Gtd. Notes
5.125%	05/31/24	400	390,831
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23	400	446,999
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes
6.125%	02/07/22	200	212,299
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes
5.942%	11/21/23	200	214,176
6.025%	07/05/22	500	530,757

			1,795,062

South Africa — 0.0%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes
5.750%	01/26/21	500	495,345
7.125%	02/11/25	400	408,345
Transnet SOC Ltd.,
Sr. Unsec’d. Notes
4.000%	07/26/22	200	195,027

			1,098,717

South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	250	240,625

Spain — 0.0%
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18	151	151,060
7.045%	06/20/36	160	202,976

			354,036

Sri Lanka — 0.0%
National Savings Bank,
Sr. Unsec’d. Notes
8.875%	09/18/18	200	203,439

Sweden — 0.0%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
4.875%	01/27/20	400	413,247
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	309	305,596

A841

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Sweden (cont’d.)
Swedbank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.200%	03/04/20	300	$295,196

			1,014,039

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19	100	103,094
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	250	250,587
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25	300	292,996
3.800%	06/09/23	400	400,758
Glencore Funding LLC,
Gtd. Notes, 144A
4.625%	04/29/24	160	163,728
UBS AG,
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19	500	496,343

			1,707,506

Trinidad & Tobago — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes
9.750%	08/14/19	200	210,499

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes
5.750%	01/30/25	200	190,249

Ukraine — 0.0%
State Savings Bank of Ukraine Via SSB #1 PLC,
Sr. Unsec’d. Notes
9.375%	03/10/23	400	419,919

United Arab Emirates — 0.0%
DAE Funding LLC,
Gtd. Notes, 144A
4.500%	08/01/22	67	63,566
5.000%	08/01/24	73	69,076
Shelf Drilling Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/25	250	250,625

			383,267

United Kingdom — 0.3%
Anglo American Capital PLC,
Gtd. Notes, 144A
4.000%	09/11/27	200	191,801
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
5.625%	10/01/24	200	208,000
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
3.800%	10/07/24	250	252,302
Barclays PLC,
Jr. Sub. Notes
8.250%	12/29/49	200	206,360

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Sr. Unsec’d. Notes
3.650%	03/16/25		350	$337,165
3.684%	01/10/23		350	346,961
4.375%	01/12/26		200	200,207
BP Capital Markets PLC,
Gtd. Notes
3.224%	04/14/24		220	217,103
3.279%	09/19/27		700	680,382
3.814%	02/10/24		350	357,075
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.125%	12/15/30		50	73,058
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27		110	136,486
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23	(a)	605	620,125
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.600%	05/25/23		440	439,748
3.900%	05/25/26		700	698,569
4.000%	03/30/22		250	256,053
4.041%	03/13/28		200	199,864
Sub. Notes
4.250%	08/18/25		300	297,674
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.500%	10/01/27		200	188,250
Lloyds Banking Group PLC,
Sub. Notes
4.582%	12/10/25		500	499,974
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
6.250%	02/25/20		200	211,442
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		18	11,160
6.200%	08/01/40		65	42,900
7.750%	01/15/24		26	24,115
Gtd. Notes, 144A
7.875%	02/01/26		149	146,765
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
2.375%	06/24/22		250	240,010
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35		130	147,908
7.000%	08/04/41		120	154,709
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%	12/29/49		200	217,250
Sub. Notes
6.000%	12/19/23		326	347,282
6.125%	12/15/22		495	524,360
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes, MTN
3.125%	01/08/21		250	247,945
Sub. Notes, MTN, 144A
4.750%	09/15/25		300	301,809

A842

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24		300	$311,263
TI Group Automotive Systems LLC,
Gtd. Notes, 144A
8.750%	07/15/23		445	467,250
Virgin Media Finance PLC,
Gtd. Notes, 144A
6.375%	04/15/23		230	233,450
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		200	192,500
5.500%	01/15/25		450	438,750
Vodafone Group PLC,
Sr. Unsec’d. Notes
2.950%	02/19/23		150	146,010
6.150%	02/27/37		175	203,421

				11,017,456

United States — 8.6%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25		125	126,312
6.150%	02/15/41		50	62,919
6.900%	03/01/19		100	103,648
9.500%	07/15/24		200	259,291
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18		179	178,310
2.850%	05/14/23		200	193,691
4.500%	05/14/35		430	440,407
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		335	339,188
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24		405	407,025
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22		185	206,275
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20		205	207,120
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		350	330,749
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	(a)	320	297,199
4.125%	06/15/23	(a)	390	366,599
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	12/01/23		400	414,023
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24		32	33,599

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
AECOM,
Gtd. Notes
5.125%	03/15/27		100	$96,319
5.875%	10/15/24	(a)	487	509,524
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		290	295,075
5.500%	04/15/25		37	38,249
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		223	216,309
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		150	197,210
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	(a)	275	262,359
3.875%	04/01/21		65	65,976
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	(a)	335	317,413
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23		50	51,563
5.125%	03/15/21		150	153,749
Airxcel, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/22		55	59,469
AK Steel Corp.,
Gtd. Notes
7.000%	03/15/27		95	92,863
Sr. Sec’d. Notes
7.500%	07/15/23		61	64,355
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23		92	93,257
3.850%	12/01/42		70	69,791
5.600%	03/15/33		150	178,809
6.000%	03/01/39		95	119,710
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44		100	109,232
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		111	94,661
6.625%	06/15/24	(a)	856	767,189
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24		600	641,999
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20		40	39,399
Sr. Sec’d. Notes, 144A
9.500%	04/01/21		95	99,038
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25		150	147,358
4.550%	03/15/35		264	258,451

A843

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Allergan, Inc.,
Gtd. Notes
2.800%	03/15/23		187	$177,774
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		198	197,999
Gtd. Notes, MTN, 144A
5.875%	11/01/21		90	91,799
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27		254	239,395
5.000%	10/01/24		301	298,366
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		142	141,467
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		170	207,400
Sr. Unsec’d. Notes
4.125%	02/13/22		1,148	1,142,259
4.625%	05/19/22		325	329,875
4.625%	03/30/25		120	118,499
5.125%	09/30/24		285	291,056
Sub. Notes
5.750%	11/20/25		480	494,543
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24		90	93,713
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		200	202,599
5.500%	05/15/26		300	293,219
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34		250	276,945
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24		80	77,624
3.875%	08/22/37		480	478,301
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	(a)	510	502,349
5.875%	02/15/22		66	66,825
5.875%	11/15/26		30	29,475
6.125%	05/15/27		71	69,942
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25		148	142,618
5.000%	04/01/24		610	602,784
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		116	116,529
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		200	208,305
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		123	120,090

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29		190	$185,916
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29		190	181,163
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30		288	285,777
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	653	651,368
6.250%	03/15/26		270	267,893
6.500%	04/01/27	(a)	454	453,999
6.625%	10/15/22		63	65,205
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22	(a)	300	290,232
3.000%	10/30/24		250	240,039
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25		114	114,855
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		250	246,172
3.900%	04/01/26		200	197,946
4.125%	02/15/24		165	167,433
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23		240	238,622
5.900%	11/01/21		100	108,307
American Tower Trust,
Pass-Through Certificates, REIT, 144A
3.070%	03/15/48		100	98,713
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42		47	50,513
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26		350	341,688
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		420	405,299
5.625%	05/20/24		20	19,875
5.750%	05/20/27		128	122,399
5.875%	08/20/26		107	104,593
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23		280	289,793
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22		250	252,932
4.563%	06/15/48		430	437,878
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22		285	292,838
6.625%	06/01/21		500	502,749

A844

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	107	$106,733
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	350	407,028
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	315	305,815
8.700%	03/15/19	100	105,213
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.875%	06/01/23	100	97,169
4.500%	12/05/36	100	101,585
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.250%	10/15/22	94	98,587
6.375%	05/01/24	195	207,188
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	375	388,125
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	145	146,088
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	674	679,055
5.375%	11/01/21	57	57,998
5.625%	06/01/23	310	316,199
Anthem, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	140	138,469
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	100	98,859
5.100%	09/01/40	145	148,423
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	125	165,047
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22	700	681,683
2.850%	05/11/24	45	43,865
3.000%	02/09/24	55	54,380
3.850%	05/04/43	600	591,325
4.500%	02/23/36	600	657,865
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	345	337,669
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	32	31,760
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	355	361,213
5.900%	02/01/27	230	240,638
6.750%	01/15/28	221	245,309

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		75	$81,230
Ashland LLC,
Gtd. Notes
4.750%	08/15/22		425	431,375
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		550	529,951
3.950%	01/15/25		229	228,858
4.350%	06/15/45		250	228,457
4.450%	04/01/24		222	229,138
4.900%	08/14/37		1,500	1,508,470
5.800%	02/15/19		55	56,392
6.350%	03/15/40		170	197,258
6.375%	03/01/41		170	197,446
Sr. Unsec’d. Notes, 144A
4.300%	02/15/30	(a)	200	198,858
5.150%	11/15/46		526	537,582
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22		343	347,242
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	315,828
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23		200	195,397
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		165	164,175
Avaya, Inc., Escrow Shares,
First Lien
—%^(d)	04/01/99	(a)	245	25
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.500%	11/01/27		150	140,740
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		250	249,375
Gtd. Notes, 144A
5.250%	03/15/25		60	57,150
6.375%	04/01/24		670	676,700
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		150	150,563
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21		150	148,875
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40		100	110,812
Ball Corp.,
Gtd. Notes
4.875%	03/15/26		47	47,122
5.000%	03/15/22		50	51,750
5.250%	07/01/25		40	41,200

A845

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	11/15/21	110	$111,552
Bank of America Corp.,
Jr. Sub. Notes
6.100%	12/29/49	155	163,138
Jr. Sub. Notes, 3 Month LIBOR + 3.630%
5.397%(c)	07/29/49	880	880,000
Sr. Unsec’d. Notes, 144A
3.004%	12/20/23	890	872,963
3.419%	12/20/28	584	559,412
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	47	46,863
Sr. Unsec’d. Notes, MTN
2.503%	10/21/22	727	698,350
2.881%	04/24/23	1,200	1,175,019
3.124%	01/20/23	32	31,680
3.248%	10/21/27	750	706,888
4.000%	04/01/24	379	387,284
4.100%	07/24/23	100	103,231
Sub. Notes, MTN
4.000%	01/22/25	500	499,016
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
5.450%	05/15/19	100	102,985
Sr. Unsec’d. Notes, MTN
2.050%	05/03/21	40	38,832
2.661%	05/16/23	150	145,980
3.442%	02/07/28	300	293,329
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	01/15/20	83	82,309
2.850%	10/26/24	325	311,856
Berkshire Hathaway Finance Corp.,
Gtd. Notes
5.750%	01/15/40	180	225,308
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	205	207,312
Sec’d. Notes, 144A
4.500%	02/15/26	63	59,614
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25	50	58,750
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	695	707,163
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	100	102,729
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	175	221,567
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	196	191,100
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	200	201,232

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23		150	$147,273
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		130	135,539
6.875%	05/15/23		512	540,160
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25		118	121,098
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		65	60,288
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22		59	47,790
Sr. Sec’d. Notes, 144A
8.750%	03/01/23		58	58,580
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		185	180,303
3.850%	02/01/25		150	146,523
Buckeye Partners LP,
Jr. Sub. Notes
6.375%	01/22/78		85	84,128
Sr. Unsec’d. Notes
2.650%	11/15/18		115	114,713
4.350%	10/15/24		250	249,177
5.850%	11/15/43		125	127,908
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.000%	09/25/22		300	290,075
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21		510	518,364
7.950%	08/15/30		100	136,650
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		305	306,906
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		103	108,601
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23		34	35,233
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		52	40,820
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		96	98,189
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		260	250,900
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	175	160,125
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24		185	193,094

A846

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		300	$292,350
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24		360	357,369
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	576	576,000
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26		9	8,775
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22		225	222,308
CB Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25		99	92,194
CBS Corp.,
Gtd. Notes
5.900%	10/15/40		100	114,226
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24		135	137,531
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		31	31,310
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/24		290	294,350
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		486	455,625
5.125%	05/01/27		1,315	1,248,461
5.375%	05/01/25		10	9,850
5.500%	05/01/26		530	518,738
5.750%	02/15/26		1,455	1,447,740
5.875%	04/01/24	(a)	1,644	1,672,770
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		136	137,884
5.000%	09/01/25		675	671,625
5.500%	12/01/24		25	26,070
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		30	30,413
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		65	64,024
3.950%	10/15/20		100	101,822
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		158	159,975
4.750%	01/15/25		225	219,375
6.125%	02/15/24		95	98,867
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		70	72,217
5.850%	01/15/41		110	136,630

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28		60	$57,000
6.125%	11/15/23		445	464,469
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		180	162,450
5.800%	03/15/22		80	78,100
6.450%	06/15/21	(a)	95	96,900
6.750%	12/01/23	(a)	260	252,850
7.500%	04/01/24	(a)	645	649,838
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28		200	204,500
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		198	188,595
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.450%	07/22/20		25	25,913
Charter Communications Operating LLC/Charter Communications Operating
Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	(a)	300	306,572
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	(a)	365	383,250
7.000%	05/15/25		225	243,000
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		40	39,700
5.875%	03/31/25		605	632,981
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25		69	68,051
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		11	9,914
Gtd. Notes, 144A
8.000%	01/15/25	(a)	107	103,523
8.000%	06/15/27	(a)	258	246,390
Sec’d. Notes, 144A
8.000%	12/15/22	(a)	628	664,895
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		160	155,272
3.191%	06/24/23		95	95,193
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	130	75,238
7.125%	07/15/20	(a)	241	196,415
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	195	181,350
6.250%	03/31/23		204	187,935
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18		50	50,186

A847

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Chubb INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23		170	$165,649
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		191	170,945
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28		175	219,324
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		359	354,441
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		246	251,843
5.250%	03/07/25		75	76,787
Sub. Notes
6.125%	03/09/28		39	40,463
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		94	93,178
Citigroup, Inc.,
Jr. Sub. Notes
5.950%	12/29/49		70	71,960
6.125%	12/29/45		115	120,992
6.250%	12/29/49		70	73,938
Sr. Unsec’d. Notes
2.876%	07/24/23		250	243,264
2.900%	12/08/21		420	413,601
3.750%	06/16/24		420	421,999
3.887%	01/10/28		950	944,857
8.125%	07/15/39		42	63,601
Sub. Notes
3.875%	03/26/25		205	202,861
4.050%	07/30/22		250	254,054
4.400%	06/10/25		420	427,512
5.500%	09/13/25		115	124,511
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%(d)	03/15/20		56	31,920
9.000%(d)	03/15/19		485	280,088
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		345	349,313
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		2,863	2,922,264
6.500%	11/15/22		27	27,405
7.625%	03/15/20	(a)	1,014	1,012,733
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		135	129,600
Gtd. Notes, 144A
5.375%	02/01/25		40	38,000
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		235	233,533

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26		45	$43,132
8.750%	06/15/19		26	27,660
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24		58	58,603
4.500%	03/01/26		42	43,537
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		201	197,985
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		161	160,195
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26		40	39,450
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		520	531,700
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		200	252,177
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	(a)	300	285,744
3.375%	02/15/25		300	294,470
3.999%	11/01/49		262	245,698
4.049%	11/01/52		290	272,198
4.250%	01/15/33		150	155,415
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		74	73,617
5.375%	07/15/27		48	47,280
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		70	66,500
6.000%	06/15/25		996	1,036,338
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		116	117,595
5.500%	06/15/24		60	61,275
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		560	712,305
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22		38	33,630
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		30	30,730
4.750%	12/01/25		160	168,513
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20		150	158,595
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25		156	157,385

A848

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		26	$25,964
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24		54	51,975
4.500%	04/15/23		419	423,714
4.900%	06/01/44		154	147,455
5.000%	09/15/22		90	91,238
Sr. Unsec’d. Notes, 144A
4.375%	01/15/28		365	355,875
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		330	329,175
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23		700	694,750
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24		83	82,560
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25		98	95,060
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		160	158,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25		118	116,968
6.250%	04/01/23		280	282,100
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26		90	83,250
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes, 144A
4.750%	02/01/26		66	63,855
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		110	115,570
5.250%	01/15/23		325	345,361
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27	(a)	235	225,013
6.625%	10/15/25	(a)	740	764,050
Sr. Unsec’d. Notes
5.250%	06/01/24		120	114,150
6.750%	11/15/21		116	120,785
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		500	587,495
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22		75	70,500
Sr. Sec’d. Notes, 144A
7.500%	04/01/25		45	45,450
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25		33	34,320

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22		97	$107,379
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		552	587,714
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		205	197,325
4.100%	03/25/25		400	402,820
4.780%	03/25/38		1,200	1,216,236
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24		75	75,094
5.375%	03/15/27		83	82,793
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		158	160,963
6.500%	06/01/26		420	436,800
Dana, Inc.,
Sr. Unsec’d. Notes
5.500%	12/15/24		90	91,350
6.000%	09/15/23		250	258,375
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		445	430,115
5.125%	07/15/24		169	164,986
5.750%	08/15/22		95	97,506
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	(a)	240	231,600
Gtd. Notes, 144A
6.750%	09/15/37		115	126,500
Deere & Co.,
Sr. Unsec’d. Notes
8.100%	05/15/30		230	321,876
Delek Logistics Partners LP,
Gtd. Notes, 144A
6.750%	05/15/25		211	213,110
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		476	489,090
7.125%	06/15/24		130	139,031
Sr. Sec’d. Notes, 144A
6.020%	06/15/26	(a)	945	1,017,691
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25		355	340,356
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		373	412,057
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29		152	150,137
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21		86	88,150
9.250%	03/31/22		169	172,169

A849

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		100	$101,825
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25		62	62,155
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24		27	26,696
5.375%	05/31/25		50	50,775
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24		277	291,543
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27		125	120,454
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40		250	282,829
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	683	613,846
5.875%	07/15/22		62	59,288
5.875%	11/15/24	(a)	2,876	2,563,235
6.750%	06/01/21	(a)	442	444,763
7.750%	07/01/26	(a)	619	580,467
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		350	350,875
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25		128	131,200
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23		125	130,478
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24		200	198,202
5.250%	08/01/33		150	170,212
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		100	98,187
4.250%	10/01/34		225	226,034
8.850%	09/15/21		90	104,916
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23		240	246,000
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20		75	73,433
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	46,939
Duke Energy Carolinas LLC,
First Ref. Mortgage
6.000%	01/15/38		48	61,075
Duke Energy Indiana LLC,
Sr. Unsec’d. Notes
6.120%	10/15/35		50	63,096

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23		136	$139,475
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35		100	119,174
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		105	105,682
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	(a)	350	358,820
7.375%	11/01/22		90	94,838
7.625%	11/01/24		440	474,650
Gtd. Notes, 144A
8.000%	01/15/25		85	92,438
8.125%	01/30/26		109	120,309
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43		67	64,858
Eaton Corp.,
Gtd. Notes
4.000%	11/02/32		24	24,054
6.950%	03/20/19		65	67,547
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42		200	177,597
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	01/14/23		200	200,125
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25		217	220,255
7.000%	08/01/23		21	22,218
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		787	741,748
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20		49	47,248
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24		155	167,788
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24		300	305,250
5.750%	09/15/25		300	306,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		400	302,000
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22		376	308,320
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		169	146,608
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		525	528,938

A850

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23		133	$129,010
5.500%	06/01/27		110	110,275
5.875%	01/15/24		110	113,575
Energy Transfer LP,
Gtd. Notes
6.625%	10/15/36		140	154,962
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26		225	227,497
4.900%	02/01/24		100	102,656
6.050%	06/01/41		250	253,584
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.600%	04/01/44		80	79,950
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24		27	21,465
5.200%	03/15/25		147	118,335
5.750%	10/01/44		7	4,743
7.750%	02/01/26		43	39,453
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26		532	518,759
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24		170	190,920
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23		100	102,370
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25		350	351,568
6.875%	03/01/33		200	251,836
7.550%	04/15/38		185	249,871
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22		147	147,662
Gtd. Notes, 144A
5.125%	07/01/22		89	88,555
6.250%	12/01/24		125	129,063
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		150	144,505
5.100%	01/15/36		100	110,655
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25	(a)	348	232,290
9.375%	05/01/24	(a)	304	216,220
Sr. Sec’d. Notes, 144A
8.000%	11/29/24	(a)	333	334,665
EPR Properties,
Gtd. Notes
4.500%	04/01/25		200	199,619
4.500%	06/01/27		150	146,238
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23		250	255,313

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.375%	05/15/27		40	$40,600
5.875%	01/15/26	(a)	666	694,305
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22		100	103,000
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.625%	03/15/42		22	24,993
7.000%	10/15/37		150	195,501
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		200	207,329
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		100	98,763
4.625%	12/15/21		108	112,856
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		316	307,405
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25		36	33,480
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23		248	250,790
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32		50	64,654
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22		120	120,099
5.600%	06/15/42		250	256,868
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		50	50,908
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		80	76,219
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		71	71,799
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	143,513
Fifth Third Bank,
Sr. Unsec’d. Notes
2.375%	04/25/19		200	199,245
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		74	77,678
Sec’d. Notes, 144A
5.750%	01/15/24	(a)	1,076	1,082,725
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		1,835	1,867,113
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24		29	29,463
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25		30	29,700

A851

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Florida Power & Light Co.,
First Mortgage
5.625%	04/01/34		100	$120,794
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31		350	424,064
7.500%	08/01/26		100	119,526
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.021%	05/03/19		200	197,863
3.339%	03/28/22		200	196,791
3.810%	01/09/24		1,000	980,399
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	(a)	490	473,536
4.000%	11/14/21	(a)	470	467,650
4.550%	11/14/24	(a)	430	422,475
5.400%	11/14/34		8	7,602
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	(a)	265	256,388
Sr. Unsec’d. Notes
10.500%	09/15/22		110	91,996
11.000%	09/15/25	(a)	1,107	829,558
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24		120	117,525
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		79	79,000
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22		117	118,901
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		370	374,625
6.875%	04/15/25		200	209,500
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23		225	247,703
Sr. Unsec’d. Notes, 144A
5.500%	04/15/26		175	174,563
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		1,000	977,959
3.373%	11/15/25		900	869,935
4.418%	11/15/35		1,057	1,033,271
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22		450	461,813
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		40	38,789
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24		45	44,159
5.500%	01/08/20		145	150,810
6.000%	08/07/19		100	103,667
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21		72	75,175

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.875%	01/14/38		200	$233,037
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		170	168,669
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		760	871,006
6.750%	04/01/46		150	174,131
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		200	200,279
4.350%	01/17/27		700	695,324
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		134	126,295
6.000%	05/15/23		37	36,445
6.250%	05/15/26		50	47,625
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3
Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	(a)	267	296,370
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%(d)	10/15/18		50	40,500
9.875%(d)	10/15/20	(a)	533	429,065
GEO Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22	(a)	585	601,088
5.875%	10/15/24		165	163,350
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22		200	200,190
4.000%	09/01/36		400	398,294
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		100	99,500
7.000%	06/15/23		80	80,600
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		95	96,425
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		206	207,028
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%	10/31/22		125	122,366
2.908%	06/05/23		300	291,970
3.000%	04/26/22		200	196,385
3.272%	09/29/25		700	673,856
3.500%	01/23/25		1,200	1,177,172
3.750%	05/22/25		350	346,456
3.750%	02/25/26		250	245,635
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		256	266,931
7.500%	02/15/19		500	520,117
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23		200	194,505
Sub. Notes
4.250%	10/21/25		250	251,289

A852

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22		24	$15,154
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	(a)	497	478,099
5.000%	05/31/26		100	97,250
5.125%	11/15/23	(a)	480	483,000
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		30	30,489
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		25	24,188
5.875%	07/15/26		150	145,875
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
8.000%	05/15/22		135	138,375
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		150	150,779
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	(a)	333	315,934
6.375%	05/15/25		174	166,605
6.375%	01/15/26		37	35,150
6.625%	05/01/23		10	10,100
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		80	80,700
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25	(a)	200	196,500
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21		100	114,580
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	113,554
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	(a)	355	344,350
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		272	247,520
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		30	30,375
8.375%	08/15/22		92	93,610
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35		225	240,167
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		3,297	3,305,243
5.875%	05/01/23		615	636,525
5.875%	02/15/26	(a)	1,680	1,709,400
7.500%	02/15/22		150	164,813
Sr. Sec’d. Notes
5.000%	03/15/24		548	553,480

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.250%	04/15/25		58	$59,288
5.250%	06/15/26		410	415,330
5.500%	06/15/47		76	73,435
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		445	441,187
Sr. Unsec’d. Notes, REIT
3.150%	08/01/22		75	73,932
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24		379	399,258
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		172	175,225
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		154	164,395
7.750%	06/01/24		440	476,300
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22		55	51,425
7.375%	01/15/21		125	123,906
Gtd. Notes, 144A
5.500%	10/15/24	(a)	685	578,825
Sec’d. Notes, 144A
7.625%	06/01/22	(a)	540	548,100
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40		100	105,578
7.125%	03/15/33		80	95,976
7.300%	08/15/31		50	59,963
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		567	528,728
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		248	244,280
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22		50	48,500
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		579	599,265
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		105	101,850
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24		40	42,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		718	717,103
4.875%	04/01/27		31	30,651
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		106	108,120
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		482	465,130
4.625%	02/01/28		24	23,040

A853

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22		150	$147,758
3.750%	02/15/24		110	113,791
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24		150	148,148
HP, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/41		40	42,646
HRG Group, Inc.,
Sr. Unsec’d. Notes
7.750%	01/15/22		310	322,594
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		80	79,600
Sr. Sec’d. Notes
5.250%	08/01/26		404	395,920
6.500%	06/15/19		180	185,400
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21		229	227,858
Huntsman International LLC,
Gtd. Notes
5.125%	11/15/22	(a)	804	830,130
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22		50	50,125
6.000%	08/01/20		110	112,200
6.250%	02/01/22		81	82,418
6.375%	12/15/25		143	143,715
6.750%	02/01/24		34	34,595
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%(d)	12/15/19	(a)	423	333,641
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25		64	64,960
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.640%(cc)	12/21/65		215	209,625
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.890%(cc)	12/21/65		275	268,813
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23		50	49,438
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A
7.125%	05/01/21		183	184,901
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		1,543	1,570,003
Sr. Sec’d. Notes, 144A
5.750%	08/15/20		34	34,680

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23		335	$334,163
Ingevity Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/26		62	59,675
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24		225	219,963
4.000%	12/15/32		201	209,281
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23		318	329,750
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		895	958,769
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		425	456,109
8.625%	01/15/22		230	268,242
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38		100	144,833
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		320	327,200
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		373	385,097
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26		86	84,289
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	(a)	272	263,500
6.000%	08/15/23		225	232,562
Gtd. Notes, 144A
4.875%	09/15/27		59	54,723
5.250%	03/15/28		77	72,476
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26		99	97,545
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		695	717,588
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		50	50,563
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24		120	120,869
JC Penney Corp., Inc.,
Sec’d. Notes, 144A
8.625%	03/15/25		57	53,580
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21		150	163,524

A854

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		200	$190,500
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		100	123,908
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26		100	102,924
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.700%	01/06/23		100	97,974
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		100	101,635
5.000%	03/30/20		100	104,069
5.700%	03/01/41		128	146,332
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		56	57,960
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23		50	49,371
5.300%	10/01/41		175	199,483
Kennedy-Wilson, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/01/24		61	60,466
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		60	79,230
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
4.750%	06/01/27		167	160,738
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23	(a)	450	475,875
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21		345	354,919
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		480	494,544
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		53	54,150
Kraft Foods Group, Inc.,
Gtd. Notes
5.000%	06/04/42		250	250,130
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35		300	311,057
6.500%	02/09/40		100	118,684
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38		350	432,798
7.700%	06/01/29		150	189,563
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28		83	78,228
6.750%	07/01/36		295	283,200

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18	105	$104,911
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25	82	77,695
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22	71	71,000
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	118	118,997
5.375%	01/15/24	88	90,640
5.750%	02/01/26	15	15,544
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	10	9,925
Lennar Corp.,
Gtd. Notes, 144A
4.750%	11/29/27	230	220,225
5.250%	06/01/26	44	43,450
5.875%	11/15/24	160	165,600
Gtd. Notes
4.500%	04/30/24	75	73,500
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	67	63,148
5.375%	01/15/24	433	421,907
5.375%	05/01/25	842	816,740
5.625%	02/01/23	50	50,048
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	100	100,625
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	75	79,193
7.800%	03/07/87	66	81,675
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	300	375,605
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	50	50,500
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	135	139,068
6.150%	04/07/36	7	8,248
6.250%	02/15/20	100	105,720
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	81	78,975
5.625%	03/15/26	32	32,400
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.070%	12/15/42	108	106,617
4.090%	09/15/52	267	258,931
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	122	120,438

A855

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
LSB Industries, Inc.,
Sr. Sec’d. Notes
8.500%	08/01/19	(a)	362	$358,833
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	(a)	335	350,494
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		200	204,376
6.400%	07/15/18		300	302,876
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18		14	13,977
4.750%	04/15/23		45	34,425
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		70	54,338
5.625%	10/15/23	(a)	497	397,600
5.750%	08/01/22		82	70,110
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.800%	03/15/32		80	95,733
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		250	250,401
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24		100	99,525
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27		250	239,088
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		190	190,000
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	10/17/22		184	178,534
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	(a)	200	198,000
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/27		16	15,760
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	(a)	516	504,390
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35		110	117,506
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/20		330	336,628
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23		67	69,136
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		100	106,101

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.800%	05/18/23		125	$123,197
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		150	145,969
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22		560	573,724
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	(a)	290	298,700
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		345	328,613
6.000%	03/15/23		2,020	2,121,000
7.750%	03/15/22		45	50,063
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	01/15/24		375	387,656
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23		529	589,174
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22		85	83,362
2.400%	08/08/26		425	395,496
2.875%	02/06/24		58	56,996
4.200%	11/03/35		300	321,505
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		127	161,856
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		360	378,450
MMC Energy, Inc., Escrow Shares,
First Lien^(d)
—%	10/15/99		60	—
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		100	103,578
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%	01/24/29		500	492,261
4.000%	07/23/25		500	504,656
5.500%	01/26/20		250	260,924
5.500%	07/28/21		450	480,626
7.300%	05/13/19		600	628,711
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28		1,700	1,644,343
Sub. Notes, MTN
4.100%	05/22/23		260	263,498
5.000%	11/24/25		350	365,999
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27		50	48,766
5.450%	11/15/33	(a)	500	529,431

A856

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		317	$327,303
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		100	99,380
4.875%	12/01/24		170	178,257
5.500%	02/15/23		815	835,375
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		225	221,602
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23		280	270,944
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	(a)	385	371,621
5.000%	09/15/20		50	49,875
5.100%	09/15/23		9	8,460
5.500%	01/15/23	(a)	108	105,582
Gtd. Notes, 144A
5.750%	02/01/25	(a)	251	236,881
National City Corp.,
Sub. Notes
6.875%	05/15/19		125	130,476
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27		300	284,910
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		140	142,100
7.875%	10/01/20		24	24,480
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31		150	205,733
9.375%	08/15/39		250	404,344
Navistar International Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	11/01/25		242	242,000
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		100	103,894
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	(a)	350	221,375
Gtd. Notes, Cash coupon 8.750% or PIK 9.500%, 144A
8.750%	10/15/21		230	145,760
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	(a)	185	174,825
5.750%	03/01/24		25	26,000
5.875%	02/15/25		50	52,375
Sr. Unsec’d. Notes, 144A
4.875%	04/15/28	(a)	315	302,904
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40		225	271,625
6.650%	04/01/36		200	267,421
7.125%	03/15/19		100	103,972

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		34	$27,199
8.000%	05/01/31		170	139,825
8.700%	05/01/30		78	68,835
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28		30	23,099
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22		119	123,463
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33		170	211,525
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26		150	146,185
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26		150	148,502
5.375%	04/01/36		100	104,287
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26		160	165,200
5.625%	07/01/24		50	52,750
5.750%	01/30/22		106	110,770
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24		50	48,985
6.125%	02/15/22		185	190,032
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23		150	150,627
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		48	46,560
4.500%	09/15/27		48	45,240
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		40	39,750
4.875%	08/15/27		55	54,175
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25		150	147,938
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21		85	86,169
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	530	529,587
NiSource Finance Corp.,
Sr. Unsec’d. Notes
5.650%	02/01/45		139	162,644
6.250%	12/15/40		135	170,061
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.625%	05/01/21		59	60,103
6.000%	03/01/41		200	228,986

A857

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		100	$102,007
Norfolk Southern Corp.,
Sr. Unsec’d. Notes, 144A
4.050%	08/15/52		54	52,111
Northern Trust Corp.,
Sub. Notes
3.375%	05/08/32		150	144,084
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31		175	238,067
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		230	225,400
6.250%	08/15/24		385	394,625
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		150	154,455
6.250%	05/01/24		150	154,500
6.625%	01/15/27		135	138,038
7.250%	05/15/26		100	105,780
NRG Yield Operating LLC,
Gtd. Notes
5.000%	09/15/26		35	34,388
5.375%	08/15/24		47	47,176
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		156	153,270
Gtd. Notes, 144A
5.375%	08/15/20		60	60,384
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		90	93,157
5.850%	06/01/18		50	50,274
6.400%	12/01/37		80	104,080
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		130	126,100
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26		66	66,495
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		195	197,925
6.875%	03/15/22		95	96,353
6.875%	01/15/23	(a)	435	440,438
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		200	195,641
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		140	150,658
6.600%	03/01/33		75	99,043
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23		49	46,673

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22		200	$202,820
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25		565	589,785
6.650%	10/01/36		50	60,257
Oracle Corp.,
Sr. Unsec’d. Notes
3.900%	05/15/35		600	599,925
4.300%	07/08/34		753	794,960
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/26		80	78,240
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25		175	180,250
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		184	184,478
5.875%	03/15/25		96	97,320
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%	01/15/22		50	50,485
5.375%	01/15/25		100	100,375
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.600%	06/15/43		50	50,555
6.050%	03/01/34		260	309,906
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%	10/24/67		300	286,275
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22		23	17,825
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		285	282,506
5.375%	01/15/25		120	119,700
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23	(a)	110	112,063
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23		100	103,500
7.250%	06/15/25		121	125,689
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		68	68,850
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		68	69,360
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		150	146,115
Penn VA Corp., Escrow Shares,
Sr. Unsec’d. Notes^(d)
—%	12/31/99		48	60

A858

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	211	$207,308
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18	40	40,016
4.200%	04/01/27	555	559,487
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32	100	128,474
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	635	360,363
8.875%	06/01/25	240	136,800
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	458	330,905
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	200	190,326
3.605%	02/15/25	200	195,652
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	160	155,378
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27	151	142,287
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	150	142,973
6.700%	05/15/36	85	92,752
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	170	168,521
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	765	740,627
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A
8.500%	12/01/22	213	216,752
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	210	199,500
5.500%	03/01/25	220	216,700
5.750%	03/01/27	534	531,330
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	75	112,198
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	50	49,695
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25	242	239,580
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	100	100,500
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	300	325,104

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		350	$346,770
7.000%	10/30/31		100	130,032
Prologis LP,
Gtd. Notes
3.750%	11/01/25		100	100,990
4.250%	08/15/23		80	83,405
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21		100	102,358
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		50	50,517
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		56	54,203
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		54	51,977
5.375%	10/01/22		116	115,855
5.625%	03/01/26		41	38,745
6.875%	03/01/21		56	59,360
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22		50	51,750
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24		130	124,309
3.250%	05/20/27		200	189,593
4.650%	05/20/35		100	103,836
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		180	185,996
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28		35	32,725
5.750%	05/01/25		342	341,145
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26		240	239,126
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31		60	54,000
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	26,973
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	624	616,200
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24		170	166,175
7.000%	03/15/21		30	32,438
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		370	391,275

A859

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	371	$344,103
5.000%	08/15/22		6	5,805
5.000%	03/15/23	(a)	195	186,966
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47		225	231,312
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22		225	226,559
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22		150	145,749
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19		330	341,878
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24		101	62,241
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24		100	104,688
Sr. Sec’d. Notes
5.750%	10/15/20		804	814,414
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		180	181,746
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		191	192,433
Gtd. Notes, REIT
5.000%	04/15/23		425	426,063
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	420	423,150
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23		185	175,750
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24		100	97,199
4.800%	12/15/43		200	212,270
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		140	137,719
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24		9	7,493
4.875%	06/01/22		47	42,653
7.375%	06/15/25		84	78,750
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		386	403,366
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		225	227,318
5.375%	04/15/23		405	408,544

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Safeway, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/19	4	$3,990
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	40	39,550
San Diego Gas & Electric Co.,
First Mortgage
6.125%	09/15/37	50	64,549
Sanchez Energy Corp.,
Gtd. Notes
7.750%	06/15/21	73	67,160
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24	385	377,300
Sr. Unsec’d. Notes, 144A
4.000%	10/01/22	16	15,320
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	180	193,838
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	218	212,005
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	100	99,125
6.000%	10/15/23	580	609,000
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	282	286,907
5.250%	04/01/23	87	89,393
Select Income REIT,
Sr. Unsec’d. Notes
3.600%	02/01/20	100	99,785
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25	25	23,875
7.250%	03/15/26	74	73,815
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	21	20,370
5.625%	11/15/23	189	178,605
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	290	290,000
Sempra Energy,
Sr. Unsec’d. Notes
2.875%	10/01/22	153	149,626
3.550%	06/15/24	300	298,201
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19	250	250,183
6.750%	04/15/20	200	208,435
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	579	579,897
5.000%	10/01/25	82	80,770
5.625%	11/01/24	222	231,990

A860

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		200	$210,190
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22		300	305,997
5.375%	05/15/24		170	176,639
7.500%	04/01/27		370	425,593
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21		370	373,238
6.125%	10/01/22		85	87,125
Gtd. Notes, 144A
5.125%	02/15/27		25	23,188
5.625%	08/01/24	(a)	423	419,828
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		75	73,804
5.000%	08/01/27		113	106,220
5.375%	04/15/25		305	302,713
6.000%	07/15/24		1,485	1,526,758
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		247	240,516
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		164	152,110
5.625%	06/01/25	(a)	250	236,875
6.500%	11/15/21		125	125,781
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	(a)	105	116,813
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25		130	123,487
South Carolina Electric & Gas Co.,
First Mortgage
5.300%	05/15/33		80	88,690
6.050%	01/15/38		100	119,064
Southern California Edison Co.,
First Ref. Mortgage
5.550%	01/15/36		150	179,550
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21		180	181,028
4.400%	06/01/43		83	83,313
5.250%	08/15/19		150	154,782
5.875%	03/15/41		100	120,376
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		142	185,652
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43		15	16,318
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.100%	03/15/22	(a)	120	114,900
6.700%	01/23/25		634	615,297

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		46	$46,046
5.950%	09/25/43		38	43,565
Spectrum Brands, Inc.,
Gtd. Notes
6.125%	12/15/24		239	246,170
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23		353	346,823
6.125%	05/15/22		135	137,241
6.875%	03/15/25		50	50,188
7.750%	10/01/21		9	9,743
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		1,412	1,475,540
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		185	194,250
Sr. Unsec’d. Notes
6.000%	11/15/22		50	49,063
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		438	452,783
7.625%	02/15/25	(a)	3,596	3,533,070
7.625%	03/01/26	(a)	315	307,346
7.875%	09/15/23		1,250	1,275,000
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		325	330,688
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		635	597,503
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25		1,042	963,849
State Street Corp.,
Sub. Notes
3.100%	05/15/23		96	95,421
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		255	242,250
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25		40	38,100
5.000%	12/15/26		55	55,000
5.250%	04/15/23		165	167,063
5.500%	10/01/24		30	30,936
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		273	278,460
Gtd. Notes, 144A
5.125%	06/01/25		90	87,300
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		62	60,450
5.750%	04/15/25		92	87,630

A861

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		350	$348,018
4.650%	02/15/22		150	154,059
5.950%	12/01/25		119	128,806
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23		89	85,774
5.500%	02/15/26		47	45,355
5.875%	03/15/28		22	21,258
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.500%	05/01/19		65	64,804
2.700%	01/27/22		275	268,946
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	(a)	254	250,190
7.750%	11/15/22	(a)	509	489,913
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		125	126,069
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24		210	208,746
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		130	91,650
Gtd. Notes, 144A
9.500%	07/15/22		100	97,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		95	96,663
5.500%	01/15/28		160	161,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		288	276,480
5.125%	02/01/25		230	228,850
5.250%	05/01/23		65	65,488
6.750%	03/15/24		670	708,512
Gtd. Notes, 144A
5.000%	01/15/28		40	38,150
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	249,449
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		150	165,323
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	342	293,299
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		100	103,539
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		325	337,578
Gtd. Notes, 144A
5.500%	09/15/24		275	280,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	355	$341,688
5.625%	10/15/23		520	521,716
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25	(a)	325	312,406
7.500%	01/01/22	(a)	380	400,425
Sr. Sec’d. Notes
4.375%	10/01/21		50	49,125
4.500%	04/01/21		334	331,078
Sr. Sec’d. Notes, 144A
4.625%	07/15/24		318	305,678
Sr. Unsec’d. Notes
6.750%	02/01/20		22	22,660
6.750%	06/15/23	(a)	2,251	2,203,166
8.125%	04/01/22		344	358,620
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25	(a)	124	121,985
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		95	96,900
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26		145	140,694
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		328	328,410
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		98	98,735
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		206	198,018
5.000%	01/31/28		115	109,106
6.625%	06/15/25		10	10,750
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25	(a)	212	184,970
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes
—%	12/31/18		165	1,238
—%	10/10/99		725	5,438
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	177,672
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		300	303,248
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		340	442,461
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24		230	226,809
3.600%	07/15/25		70	68,116
4.750%	03/29/21		100	104,430

A862

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26		58	$55,680
4.750%	02/01/28		58	55,753
6.375%	03/01/25		1,193	1,246,685
6.500%	01/15/24	(a)	285	298,538
6.500%	01/15/26		980	1,041,250
Toll Brothers Finance Corp.,
Gtd. Notes
4.350%	02/15/28		90	84,150
5.625%	01/15/24		25	26,000
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22		290	295,800
6.375%	06/15/26		2	2,015
6.500%	07/15/24		110	112,750
6.500%	05/15/25		433	437,330
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26		49	49,123
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		288	293,040
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22		43	41,280
6.800%	03/15/38	(a)	243	189,540
7.500%	04/15/31		89	78,431
9.350%	12/15/41		87	86,130
Gtd. Notes, 144A
7.500%	01/15/26		123	121,155
9.000%	07/15/23		170	180,838
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26		60	60,225
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	(a)	365	367,281
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25		185	178,988
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25		454	446,055
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	(a)	320	312,800
5.250%	06/01/22		140	135,800
7.750%	08/15/25		120	123,000
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		84	81,690
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26		96	96,000
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25	(a)	282	290,460

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34		220	$233,085
Ultra Resources, Inc.,
Gtd. Notes, 144A
6.875%	04/15/22	(a)	468	407,160
7.125%	04/15/25	(a)	133	109,725
Union Bank NA,
Sr. Unsec’d. Notes
2.250%	05/06/19		250	248,211
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.375%	06/01/33		250	285,585
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		249	249,000
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates
4.300%	02/15/27		83	85,272
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates
3.750%	03/03/28		171	170,070
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.875%	04/07/30		250	235,338
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24		165	163,144
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		285	277,163
4.875%	01/15/28		115	110,975
5.500%	07/15/25		20	20,475
5.500%	05/15/27		400	403,000
5.750%	11/15/24		1,050	1,093,103
5.875%	09/15/26		40	41,600
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33		270	281,475
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26		154	153,615
6.875%	08/15/25		29	29,798
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		29	28,351
2.875%	03/15/22		55	54,376
3.750%	07/15/25		100	101,291
4.625%	07/15/35		100	109,369
4.700%	02/15/21		95	99,377
5.800%	03/15/36		100	122,586
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	(a)	330	311,850
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		502	483,175
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23		60	61,875

A863

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		90	$85,734
5.125%	02/15/25		83	77,398
6.750%	09/15/22		9	9,281
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		121	125,538
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26		43	43,645
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27		320	323,200
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		82	82,000
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21		45	42,975
5.875%	05/15/23		3,581	3,160,197
6.125%	04/15/25		268	231,284
6.750%	08/15/21		113	113,283
7.250%	07/15/22	(a)	656	656,000
7.500%	07/15/21		83	83,311
9.000%	12/15/25	(a)	342	339,863
9.250%	04/01/26		63	62,761
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		270	262,845
6.500%	03/15/22		59	60,918
7.000%	03/15/24		521	543,143
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32		30	39,290
Valvoline, Inc.,
Gtd. Notes
4.375%	08/15/25		166	161,228
Vantiv LLC/Vanity Issuer Corp.,
Sr. Unsec’d. Notes, 144A
4.375%	11/15/25		200	193,250
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25		190	189,526
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		270	270,588
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24		200	202,582
4.875%	06/01/26		50	50,487
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.125%	03/16/22	(a)	132	130,832
4.272%	01/15/36		450	430,769
4.400%	11/01/34		283	279,491
4.500%	08/10/33		2,200	2,227,109
4.672%	03/15/55		66	62,778
5.012%	08/21/54		55	54,992

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24		65	$67,113
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24		472	493,240
Viacom, Inc.,
Jr. Sub. Notes
5.875%	02/28/57		45	45,056
6.250%	02/28/57		29	29,435
Sr. Unsec’d. Notes
3.875%	04/01/24		93	92,611
4.375%	03/15/43		41	36,741
6.875%	04/30/36		150	178,321
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25		40	38,512
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23	(a)	490	542,675
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22		325	322,594
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	(a)	550	512,875
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		122	115,900
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26		127	123,792
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25		229	223,275
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42		100	93,568
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34		127	125,643
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	(a)	100	81,750
6.500%	08/01/36		93	66,030
6.750%	09/15/40		25	18,063
7.000%	03/15/38		19	13,680
9.875%	02/15/24		28	25,550
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24		175	195,125
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		193	193,724
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21		89	87,383
3.069%	01/24/23		600	590,026
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24		200	195,141

A864

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sub. Notes
5.375%	11/02/43		150	$165,614
Sub. Notes, MTN
3.450%	02/13/23		475	468,410
4.100%	06/03/26		724	719,532
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24		227	234,765
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24		110	110,413
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		200	199,560
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		160	155,957
5.375%	06/01/21		121	126,240
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22		100	99,915
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21		469	473,681
6.250%	04/01/23		157	158,963
Sr. Unsec’d. Notes, 144A
6.625%	01/15/26		71	71,533
WildHorse Resource Development Corp.,
Gtd. Notes
6.875%	02/01/25		145	145,363
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		135	131,288
4.550%	06/24/24		10	10,070
5.750%	06/24/44		90	95,175
7.500%	01/15/31		7	8,518
7.750%	06/15/31		49	59,780
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		313	309,984
Windstream Services LLC/Windstream Finance Corp.,
Gtd. Notes
6.375%	08/01/23		10	5,725
Gtd. Notes, 144A
6.375%	08/01/23		34	19,380
8.750%	12/15/24		1,740	1,030,950
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42		44	41,775
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		69	69,345
Sr. Sec’d. Notes, 144A
4.875%	11/01/24		25	24,813
5.000%	08/01/23		160	160,200
5.625%	04/15/22	(a)	303	309,818

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24	200	$204,995
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	465	477,788
7.500%	08/01/20	101	108,070
8.250%	08/01/23	25	28,000
WR Grace & Co.,
Gtd. Notes, 144A
5.625%	10/01/24	40	41,200
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45	100	105,805
Wyndham Hotels & Resorts, Inc.,
Sr. Unsec’d. Notes
5.375%	04/15/26	89	89,000
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.150%	04/01/24	13	12,966
4.500%	04/01/27	21	20,859
5.100%	10/01/25	11	11,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	630	633,150
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/01/36	140	181,487
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	30	30,975
6.500%	06/15/22	645	665,156
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	430	441,825
6.375%	05/15/25	355	367,425
Gtd. Notes, 144A
5.750%	01/15/27	187	182,793

			292,244,722

Venezuela — 0.0%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%(d)	04/12/27	615	168,395
5.500%(d)	04/12/37	70	20,125
6.000%(d)	11/15/26	398	106,963
9.000%(d)	11/17/21	130	41,925
9.750%(d)	05/17/35	170	53,039
12.750%(d)	02/17/22	160	54,279
Sr. Sec’d. Notes
8.500%	10/27/20	135	115,289

			560,015

TOTAL CORPORATE BONDS (cost $381,982,159)			375,175,206

A865

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	90	$116,535

New York — 0.0%
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	213,389
5.647%	11/01/40	45	57,214

			270,603

TOTAL MUNICIPAL BONDS (cost $363,818)			387,138

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.6%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
3.636%(cc)	04/25/35	1,036	1,054,002
Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	75	74,868
Series 2004-25CB, Class A1
6.000%	12/25/34	1,439	1,467,756
Series 2004-27CB, Class A1
6.000%	12/25/34	575	579,634
Series 2004-32CB, Class 2A5
5.500%	02/25/35	432	437,338
Series 2004-J5, Class 2A1, 1 Month LIBOR + 0.680%
2.552%(c)	08/25/34	30	30,393
Series 2005-21CB, Class A17
6.000%	06/25/35	887	883,113
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,541	1,534,901
Series 2005-J1, Class 6A1
5.000%	02/25/20	278	279,155
Series 2005-J3, Class 3A1
6.500%	09/25/34	58	58,749
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	122	121,890
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 11A
3.750%(cc)	05/25/34	370	370,510
Series 2004-9, Class 22A1
3.893%(cc)	11/25/34	290	291,806
Series 2005-6, Class 1A1
3.664%(cc)	08/25/35	310	306,975
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400%
2.272%(c)	10/25/34	236	205,962
Series 2005-AC6, Class 1A2, IO, 1 Month LIBOR + 5.000%
3.129%(c)	09/25/35	1,932	130,817
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2, 1 Month LIBOR + 0.500%
2.372%(c)	03/25/34	427	419,519
CHL Mortgage Pass-Through Trust,
Series 2007-2, Class A16

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.000%	03/25/37	711	$616,187
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A, 1 Year US Treasury Yield
Curve Rate T Note Constant Maturity + 2.400%
3.630%(c)	10/25/35	676	683,429
Series 2006-4, Class 2A1A
6.000%	12/25/35	1,294	1,295,318
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A5
5.250%	09/25/33	388	389,208
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%
2.552%(c)	02/25/35	405	391,101
Series 2004-9, Class A7
5.250%	06/25/34	210	213,605
Series 2004-J3, Class A7
5.500%	05/25/34	106	107,805
Series 2005-31, Class 3A1
3.545%(cc)	01/25/36	976	954,966
Series 2005-HYB1, Class 4A1
3.459%(cc)	03/25/35	278	267,456
Series 2005-HYB3, Class 2A2A
3.413%(cc)	06/20/35	1,304	1,311,827
Series 2006-10, Class 1A11
5.850%	05/25/36	133	113,685
Series 2006-15, Class A1
6.250%	10/25/36	182	155,376
Series 2006-18, Class 2A7
6.000%	12/25/36	254	227,089
Series 2006-HYB1, Class 2A2C
3.278%(cc)	03/20/36	872	801,995
Series 2006-HYB2, Class 2A1B
3.406%(cc)	04/20/36	1,524	1,403,114
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 12A1
5.250%	11/25/20	19	16,812
Series 2005-10, Class 1A1
5.000%	11/25/20	181	161,128
Fannie Mae Connecticut Avenue Securities,
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250%
4.122%(c)	07/25/30	2,000	2,025,776
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	180	209,370
Series 2002-T19, Class A2
7.000%	07/25/42	300	335,753
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	2,303	171,783
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	794	854,663
Series 2003-W10, Class 3A5
4.299%	06/25/43	534	546,147
Series 2004-W11, Class 1A1
6.000%	05/25/44	508	574,540
Series 2004-W11, Class 1PO, PO
6.322%(s)	05/25/44	373	283,374

A866

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2004-W12, Class 1A2
6.500%	07/25/44	318	$357,081
Series 2004-W12, Class 1PO, PO
3.600%(s)	07/25/44	537	456,534
Series 2009-W1, Class A
6.000%	12/25/49	239	265,305
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	243	266,155
Series 2003-49, Class YC
4.000%	06/25/23	136	138,612
Series 2003-78, Class B
5.000%	08/25/23	356	372,629
Series 2004-35, Class AZ
4.500%	05/25/34	484	507,673
Series 2004-70, Class EB
5.000%	10/25/24	58	60,790
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
1.681%(c)	12/25/36	64	63,361
Series 2006-44, Class P, PO
3.944%(s)	12/25/33	51	42,162
Series 2006-77, Class PC
6.500%	08/25/36	90	99,802
Series 2006-8, Class FH, 1 Month LIBOR + 0.250%
2.122%(c)	03/25/36	556	552,993
Series 2007-109, Class YI, IO, 1 Month LIBOR × (1) + 6.450%
4.579%(c)	12/25/37	610	56,449
Series 2008-85, Class EB
5.000%	09/25/28	51	54,468
Series 2010-10, Class NT
5.000%	02/25/40	1,450	1,554,807
Series 2011-52, Class GB
5.000%	06/25/41	482	517,369
Series 2011-84, Class PZ
5.250%	09/25/41	424	482,449
Series 2012-13, Class JP
4.500%	02/25/42	178	183,961
Series 2012-16, Class GC
2.500%	11/25/41	2,388	2,305,011
Series 2012-79, Class TP
6.500%	07/25/42	159	173,311
Series 2013-13, Class IK, IO
2.500%	03/25/28	1,756	139,422
Series 2013-31, Class NC
3.000%	04/25/43	554	534,937
Series 2013-4, Class AJ
3.500%	02/25/43	543	546,090
Series 2013-83, Class CA
3.500%	10/25/37	411	416,751
Series 2016-38, Class NA
3.000%	01/25/46	1,782	1,774,999
Series 2016-5, Class KB
2.500%	02/25/46	680	595,560
Series 2016-59, Class CA
3.500%	09/25/43	1,154	1,168,349
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
2.372%(c)	09/25/46	1,367	1,381,255

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2016-95, Class UH
3.500%	02/25/45	2,105	$2,139,732
Series 2017-41, Class ME
3.000%	05/25/53	11,971	11,891,359
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	222	239,394
Series 2003-W6, Class 1A41
5.398%	10/25/42	431	464,177
Series 2003-W6, Class F, 1 Month LIBOR + 0.350%
1.971%(c)	09/25/42	502	499,307
Series 2004-W1, Class 1A7
5.681%	11/25/43	808	873,137
Series 2004-W9, Class 1PO, PO
3.469%(s)	02/25/44	483	409,352
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	578	613,445
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
3.767%(cc)	02/25/35	235	234,943
Series 2006-2, Class 1A3
6.000%	08/25/36	272	241,098
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	692	760,094
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	233	252,079
Series 2768, Class PK
5.000%	03/15/34	117	124,947
Series 2846, Class GB
5.000%	08/15/24	418	440,115
Series 2877, Class PB
5.500%	10/15/34	863	924,463
Series 2902, Class QG
5.500%	12/15/34	160	173,827
Series 3158, Class NE
5.500%	05/15/36	181	197,858
Series 3187, Class Z
5.000%	07/15/36	338	363,775
Series 3443, Class PT
6.500%	03/15/37	561	619,330
Series 3704, Class DC
4.000%	11/15/36	147	150,775
Series 3816, Class HN
4.500%	01/15/41	485	502,510
Series 3819, Class JP
4.000%	08/15/39	44	43,517
Series 3827, Class BM
5.500%	08/15/39	438	455,342
Series 3829, Class BE
3.500%	03/15/26	1,000	1,020,202
Series 3895, Class BF, 1 Month LIBOR + 0.500%
2.277%(c)	07/15/41	320	324,033
Series 3920, Class LP
5.000%	01/15/34	293	309,618
Series 4054, Class HI,IO
3.000%	05/15/26	1,693	97,813

A867

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 4168, Class JA
3.500%	02/15/43	275	$274,991
Series 4199, Class FB, 1 Month LIBOR + 0.300%
2.077%(c)	05/15/40	7,053	7,077,918
Series 4304, Class DW
2.500%	12/15/27	3,000	2,836,506
Series 4374, Class NC
3.750%(cc)	02/15/46	652	662,487
Series 4471, Class JB
3.500%	09/15/43	1,802	1,810,309
Series 4494, Class KA
3.750%	10/15/42	6,046	6,208,096
Series 4565, Class DM
3.000%	02/15/42	804	804,528
Series 4566, Class CA
3.000%	01/15/43	605	604,966
Series 4631, Class G
2.500%	07/15/45	1,030	999,151
Series 4648, Class FA, 1 Month LIBOR + 0.500%
2.277%(c)	01/15/47	14,276	14,452,451
Series 4661, Class AC
4.000%	04/15/43	9,771	10,086,060
Series 4685, Class PA
3.000%	11/15/44	3,878	3,863,756
Series 4735, Class FB, 1 Month LIBOR + 0.350%
2.127%(c)	12/15/47	4,626	4,640,043
Series 4764, Class NK
3.500%	09/15/43	6,328	6,443,559
Freddie Mac Strips,
Series 263, Class F5, 1 Month LIBOR + 0.500%
2.277%(c)	06/15/42	290	293,577
Series 279, Class 35
3.500%	09/15/42	728	741,758
Series 304, Class C32, IO
3.000%	12/15/27	1,240	96,071
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.825%
2.697%(c)	01/25/34	1,451	1,437,126
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	372	387,644
Series 2004-19, Class KE
5.000%	03/16/34	728	782,608
Series 2005-3, Class QB
5.000%	01/16/35	250	265,698
Series 2008-38, Class BG
5.000%	05/16/38	360	389,399
Series 2011-22, Class WA
5.914%(cc)	02/20/37	307	340,746
Series 2012-80, Class IB, IO, 1 Month LIBOR × (1) + 6.800%
0.300%(c)	10/20/39	8,070	41,324
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430%
2.005%(c)	04/20/60	151	150,778
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
1.915%(c)	12/20/62	686	684,924
Series 2013-H04, Class BA

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
1.650%	02/20/63	649	$638,973
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
1.975%(c)	02/20/62	230	229,839
Series 2017-162, Class PL
3.000%	10/20/47	1,320	1,214,825
Series 2017-H23, Class FA, 1 Month LIBOR + 0.480%
2.055%(c)	10/20/67	1,751	1,756,482
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
3.612%(cc)	12/25/34	342	350,355
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3, 1 Month LIBOR + 1.100%
2.972%(c)	09/25/34	178	177,441
Impac CMB Trust,
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700%
2.572%(c)	03/25/35	627	586,705
Series 2004-4, Class 1A2, 1 Month LIBOR + 0.620%
2.492%(c)	09/25/34	1,320	1,316,537
Series 2004-5, Class 1M3, 1 Month LIBOR + 0.945%
2.817%(c)	10/25/34	260	245,609
Series 2004-9, Class 1A1, 1 Month LIBOR + 0.760%
2.632%(c)	01/25/35	946	930,997
Series 2005-4, Class 1A1A, 1 Month LIBOR + 0.540%
2.412%(c)	05/25/35	273	272,429
Series 2005-8, Class 1AM, 1 Month LIBOR + 0.700%
2.572%(c)	02/25/36	1,410	1,289,223
Series 2007-A, Class M3, 1 Month LIBOR + 2.250%, 144A
4.122%(c)	05/25/37	1,136	932,176
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
3.482%(cc)	12/25/34	225	224,931
Series 2005-A3, Class 4A1
3.679%(cc)	06/25/35	181	183,530
Series 2005-A8, Class 2A3
3.434%(cc)	11/25/35	264	260,070
Series 2006-S2, Class 2A1
5.000%	06/25/21	46	44,145
Series 2007-A1, Class 3A2
3.704%(cc)	07/25/35	625	635,508
Series 2007-S3, Class 2A3
6.000%	08/25/22	171	174,672
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
3.469%(cc)	11/21/34	228	233,529
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	1,145	1,172,982
Series 2005-3, Class 4A1
5.500%	03/25/20	49	49,339
Series 2005-6, Class 1A2
5.500%	12/25/35	520	498,842
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	184	187,343
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780%
2.652%(c)	03/25/28	227	225,200
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%

A868

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.512%(c)	10/25/28	244	$241,366
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
2.372%(c)	05/25/29	211	206,020
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
3.373%(cc)	07/25/34	148	148,009
Series 2004-5AR, Class 4A
3.530%(cc)	07/25/34	407	400,845
Series 2006-7, Class 1A
5.000%	06/25/21	102	88,176
MortgageIT Trust 2005-2,
Series 2005-2, Class 1A2, 1 Month LIBOR + 0.660%
2.532%(c)	05/25/35	398	394,241
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT, 1 Month LIBOR + 0.210%
2.082%(c)	04/25/36	228	214,768
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	323	331,246
Residential Funding Mortgage Securities I,
Series 2003-S14, Class A5, 1 Month LIBOR + 0.400%
2.272%(c)	07/25/18	7	6,837
Series 2005-S9, Class A5
5.750%	12/25/35	196	186,370
Series 2007-S9, Class 2A1
5.500%	09/25/22	7	7,428
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.022%(c)	07/20/36	649	618,559
Series 2018-2, Class A4, 144A
3.500%(cc)	02/25/48	1,478	1,481,337
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 9A
3.665%(cc)	09/25/34	553	559,742
Series 2004-8, Class 3A
3.563%(cc)	07/25/34	411	410,008
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
2.242%(c)	07/25/34	408	409,602
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700%
2.508%(c)	01/19/34	588	574,121
Structured Asset Mortgage Investments Trust,
Series 2004-AR1, Class 1A1, 1 Month LIBOR + 0.700%
2.508%(c)	03/19/34	682	673,441
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
3.622%(cc)	09/25/33	378	381,255
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	3	3,020
Series 2005-AR3, Class A2
3.644%(cc)	03/25/35	472	477,440
Series 2005-AR7, Class A3
3.279%(cc)	08/25/35	264	265,973
Series 2006-AR17, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.810%
2.011%(c)	12/25/46	1,110	1,091,674
Wells Fargo Mortgage Backed Securities Trust,

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-2, Class 1A12
5.750%	03/25/36		274	$269,634
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
3.365%(cc)	06/25/33		726	734,063
Series 2003-H, Class A1
3.592%(cc)	09/25/33		94	96,004
Series 2003-N, Class 2A1
3.591%(cc)	12/25/33		341	342,335
Series 2004-DD, Class 2A6
3.768%(cc)	01/25/35		665	684,260
Series 2004-R, Class 2A1
3.604%(cc)	09/25/34		185	190,575
Series 2004-W, Class A1
3.707%(cc)	11/25/34		358	361,493
Series 2005-AR4, Class 2A2
3.934%(cc)	04/25/35		201	201,751
Series 2006-AR6, Class 7A1
3.652%(cc)	03/25/36		376	381,260
Series 2007-2, Class 3A5
5.250%	03/25/37		116	118,818
Series 2007-7, Class A43, 1 Month LIBOR + 0.500%
2.372%(c)	06/25/37		68	58,208

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $154,847,583)				154,611,457

SOVEREIGN BONDS — 1.8%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.500%	11/12/25		800	903,999
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
6.875%	04/22/21		1,350	1,430,999
6.875%	01/11/48		128	116,800
7.125%	06/28/2117		659	607,269
8.280%	12/31/33		526	575,712
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		132	121,637
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
7.150%	03/26/25		500	552,229
Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		200	201,199
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
5.875%	01/26/21		200	202,899
6.125%	07/05/22		600	608,399
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
4.854%	02/06/24		250	263,148
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	790	825,139
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
6.000%	04/07/26		400	439,800
8.250%	01/20/34		250	314,753

A869

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27	600	$592,200
5.000%	06/15/45	700	709,625
7.375%	09/18/37	300	384,000
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.250%	01/26/23	200	192,399
4.375%	04/30/25	200	187,999
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.000%	01/26/24	540	596,041
6.625%	07/14/20	500	536,335
6.750%	11/05/19	200	211,899
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25	250	257,145
5.875%	04/18/24	470	493,509
5.950%	01/25/27	350	365,749
6.875%	01/29/26	500	554,355
7.450%	04/30/44	200	225,999
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24	245	243,163
8.750%	06/02/23	200	205,099
9.650%	12/13/26	200	210,999
10.500%	03/24/20	400	427,999
10.750%	03/28/22	400	437,599
Sr. Unsec’d. Notes, 144A
8.875%	10/23/27	500	508,849
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.875%	06/11/25	600	602,627
Sr. Unsec’d. Notes, MTN
6.125%	01/31/22	400	413,771
7.500%	01/31/27	800	865,723
8.500%	01/31/47	300	334,349
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	80	78,423
6.375%	01/18/27	76	74,859
7.375%	12/01/19	200	207,981
7.625%	02/01/41	300	316,589
7.650%	06/15/35	553	583,050
7.750%	01/24/23	250	272,113
8.250%	04/10/32	348	390,028
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24	400	411,167
Gabon Government International Bond (Gabon),
Bonds
6.375%	12/12/24	300	297,749
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
8.125%	01/18/26	440	471,954
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
8.750%	12/16/20	200	220,977

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		140	$151,186
5.375%	03/25/24		510	555,696
5.750%	11/22/23		1,360	1,502,800
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37		700	847,796
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		300	302,203
5.875%	01/15/24		200	219,759
6.750%	01/15/44		200	251,379
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.000%	05/15/27	IDR	11,100,000	819,550
7.500%	05/15/38	IDR	5,300,000	389,584
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes
6.375%	05/15/43		200	176,379
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes
6.752%	03/09/23		400	405,599
Unsec’d. Notes
5.800%	01/15/28		350	334,599
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		378	363,234
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		200	222,000
8.000%	06/24/19		67	69,261
8.000%	03/15/39		500	597,500
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes
3.875%	10/14/24		251	254,441
4.875%	10/14/44		300	299,036
Sr. Unsec’d. Notes, MTN
5.125%	07/21/25		200	216,601
6.500%	07/21/45		200	241,476
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		500	522,021
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		200	209,052
8.250%	02/28/48		300	321,114
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
5.150%	06/12/18		205	204,939
Sr. Unsec’d. Notes, GMTN
6.200%	02/26/25		350	333,638
6.375%	03/09/20		932	936,567
6.600%	11/27/26		535	510,925
6.650%	02/26/30		467	428,711
Sr. Unsec’d. Notes, MTN
8.250%	04/12/21		1,130	1,189,551
Mexican Bonos (Mexico), Bonds
6.500%	06/09/22	MXN	15,500	830,444

A870

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	999	$966,033
4.600%	01/23/46	250	237,425
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110	50	50,875
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22	100	101,694
5.550%	01/21/45	650	700,245
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, MTN
8.750%	03/09/24	200	224,621
10.875%	04/06/21	200	230,160
Sr. Unsec’d. Notes, MTN, 144A
8.750%	03/09/24	200	224,621
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
5.500%	12/11/42	200	212,547
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.696%	02/23/38	276	290,479
Sr. Unsec’d. Notes, MTN, 144A
6.500%	11/28/27	200	202,612
7.625%	11/28/47	400	414,064
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26	1,000	942,099
5.375%	03/08/27	300	292,531
6.500%	03/08/47	1,400	1,322,999
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.250%	04/15/19	800	814,599
8.250%	04/15/24	300	312,395
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	05/15/47	200	203,000
6.700%	01/26/36	250	315,625
8.875%	09/30/27	163	225,348
9.375%	04/01/29	320	466,400
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26	200	208,499
6.100%	08/11/44	200	214,999
Sr. Unsec’d. Notes, 144A
5.600%	03/13/48	200	203,500
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	400	548,359
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.950%	06/09/21	660	735,511
Provincia De Cordoba (Argentina),
Sr. Unsec’d. Notes
7.125%	06/10/21	150	157,499
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes
7.450%	09/01/24	300	315,449
Provincia de Mendoza Argentina (Argentina),
Sr. Unsec’d. Notes
8.375%	05/19/24	300	319,499

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes
7.000%	08/17/19		94	$95,409
Republic of Belarus International Bond (Belarus),
Sr. Unsec’d. Notes
6.875%	02/28/23		400	423,551
7.625%	06/29/27		500	550,249
Sr. Unsec’d. Notes, 144A
6.200%	02/28/30		300	296,625
7.625%	06/29/27		400	440,200
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.375%	08/22/23		250	256,875
Sr. Unsec’d. Notes, 2, MTN
4.875%	01/22/24		200	210,770
Sr. Unsec’d. Notes, 3, MTN
6.750%	02/07/22		312	346,694
Russian Federal Bond (Russia),
Bonds
7.750%	09/16/26	RUB	55,000	1,014,784
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.875%	09/16/23		400	420,958
5.875%	09/16/43		1,200	1,333,499
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48		400	391,760
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
4.875%	02/25/20		200	204,757
7.250%	09/28/21		600	667,211
South Africa Government Bond (South Africa),
Bonds
8.750%	02/28/48	ZAR	5,200	434,228
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.000%	10/12/46		400	363,952
5.500%	03/09/20		200	207,380
5.875%	05/30/22		300	322,098
6.250%	03/08/41		100	107,424
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.250%	10/04/20		500	518,293
6.850%	11/03/25		500	517,416
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27		200	196,733
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		200	205,000
6.000%	03/25/27		300	303,774
6.000%	01/14/41		400	374,000
6.625%	02/17/45		700	692,195
7.375%	02/05/25		650	720,329

A871

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		600	$628,415
7.750%	09/01/24		300	308,872
7.750%	09/01/25		322	329,684
7.750%	09/01/27		200	204,447
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32		200	192,800
Ukreximbank Via Biz Finance PLC (Ukraine),
Sr. Unsec’d. Notes
9.625%	04/27/22		200	210,899
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		900	922,500
7.875%	01/15/33		350	478,223
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	6,200	201,514
9.875%	06/20/22	UYU	10,048	359,948
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	12/09/20		80	22,959
7.650%	04/21/25		287	85,440
7.750%	10/13/19		133	39,568
8.250%	10/13/24		240	70,967
9.000%	05/07/23		135	40,055
9.250%	05/07/28		240	70,967
11.750%	10/21/26		110	35,827
12.750%	08/23/22		160	53,071
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes
8.970%	07/30/27		350	368,987
Unsec’d. Notes
5.375%	09/20/22		850	807,329

TOTAL SOVEREIGN BONDS (cost $63,183,727)				62,255,669

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Fannie Mae Principal Strip, Notes, MTN
3.391%(s)	05/15/30		900	604,294
Federal Home Loan Mortgage Corp.
3.000%	08/01/32		3,989	3,986,414
3.000%	11/01/32		2,360	2,357,360
3.000%	04/01/33		7,590	7,475,116
3.000%	11/01/42		1,175	1,155,399
3.500%	03/01/32		739	755,305
3.500%	03/01/32		235	236,841
3.500%	11/01/47		1,504	1,514,829
4.000%	02/01/26		287	295,590
4.000%	09/01/42		1,268	1,313,522
4.000%	10/01/42		639	661,740
4.000%	09/01/47		1,444	1,483,301
4.500%	09/01/24		75	76,826
4.500%	08/01/30		271	284,376
4.500%	03/01/44		1,036	1,098,183
4.500%	11/01/45		1,271	1,331,934
4.500%	08/01/46		1,598	1,674,655
4.500%	04/01/47		848	888,231
4.500%	05/01/47		1,514	1,585,383

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	05/01/47	476	$498,702
4.500%	07/01/47	1,081	1,150,088
5.000%	04/01/22	73	74,928
5.000%	07/01/23	196	204,899
5.000%	10/01/23	81	86,915
5.000%	11/01/23	46	46,041
5.000%	06/01/30	208	222,385
5.000%	11/01/33	2,012	2,171,548
5.000%	10/01/40	552	595,056
5.500%	06/01/23	101	105,464
5.500%	12/01/24	121	124,820
5.500%	04/01/27	75	81,243
5.500%	06/01/35	160	176,501
5.500%	06/01/37	52	55,953
7.000%	11/01/37	181	205,121
Federal National Mortgage Assoc.
1.828%(s)	10/09/19	1,500	1,446,878
2.090%	11/01/22	889	859,439
2.330%	01/01/23	939	915,824
2.340%	12/01/22	1,002	978,507
2.340%	12/01/22	904	883,181
2.350%	05/01/23	866	844,113
2.370%	12/01/22	765	751,940
2.450%	04/01/23	926	906,573
2.570%	03/01/23	1,116	1,097,342
2.590%	10/01/28	1,400	1,318,083
2.619%	12/01/22	647	639,532
2.710%	10/01/22	1,164	1,162,034
2.710%	11/01/28	1,300	1,237,931
2.780%	03/01/26	1,625	1,585,766
2.960%	04/01/22	893	896,174
2.990%	07/01/29	2,000	1,939,637
3.000%	03/01/32	4,603	4,602,408
3.000%	05/01/32	3,876	3,877,392
3.000%	06/01/43	1,263	1,243,126
3.030%	12/01/21	1,502	1,510,080
3.070%	08/01/29	1,967	1,931,867
3.070%	12/01/31	3,916	3,828,513
3.120%	07/01/29	2,000	1,972,693
3.190%	06/01/29	4,000	3,984,179
3.210%	03/01/29	4,000	3,978,912
3.250%	02/01/30	5,130	5,096,625
3.270%	01/01/27	1,804	1,822,471
3.280%	02/01/29	2,000	2,002,543
3.340%	11/01/30	435	437,165
3.430%	06/01/26	940	961,131
3.480%	01/01/31	2,400	2,427,564
3.500%	08/01/32	625	638,144
3.500%	10/01/32	778	784,562
3.500%	11/01/32	649	654,727
3.500%	03/01/33	698	703,954
3.500%	04/01/33	823	829,911
3.500%	04/01/33	808	816,008
3.500%	05/01/33	886	892,865
3.500%	09/01/42	857	862,986
3.500%	10/01/42	840	845,868
3.500%	01/01/43	980	987,308
3.500%	06/01/43	917	924,464

A872

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	06/01/43	818	$824,421
3.500%	07/01/43	1,962	1,979,549
3.500%	07/01/43	823	828,850
3.500%	01/01/44	1,280	1,289,311
3.770%	09/01/21	1,500	1,544,979
3.817%	05/01/22	738	758,119
3.885%	08/01/25	1,141	1,197,818
4.000%	06/01/32	993	1,029,551
4.000%	06/01/33	575	596,075
4.000%	07/01/42	762	787,068
4.000%	06/01/43	998	1,031,002
4.000%	07/01/43	1,009	1,041,763
4.000%	09/01/43	3,174	3,278,017
4.000%	01/01/45	1,657	1,703,411
4.000%	06/01/47	2,181	2,251,677
4.000%	06/01/47	987	1,021,148
4.000%	06/01/47	987	1,019,242
4.000%	03/01/48	5,211	5,358,186
4.010%	08/01/21	849	878,068
4.340%	04/01/20	936	964,458
4.381%	06/01/21	736	767,421
4.500%	06/01/26	459	478,452
4.500%	09/01/26	125	130,291
4.500%	04/01/44	873	920,693
4.500%	03/01/47	2,622	2,780,568
4.500%	04/01/47	985	1,046,101
4.630%	01/01/21	551	572,635
4.762%	08/01/26	1,281	1,386,504
5.000%	05/01/23	104	111,321
5.000%	06/01/23	133	139,939
5.000%	12/01/23	84	89,917
5.000%	01/01/26	409	422,667
5.000%	12/01/29	181	193,741
5.000%	10/01/39	389	421,692
5.000%	01/01/40	1,975	2,154,450
5.000%	07/01/41	394	426,076
5.000%	01/01/44	1,592	1,701,976
5.500%	07/01/21	230	237,182
5.500%	01/01/22	48	49,129
5.500%	01/01/26	42	45,136
5.500%	06/01/26	37	40,028
5.500%	05/01/28	139	150,531
5.500%	05/01/33	242	266,250
5.500%	06/01/33	137	149,103
5.500%	10/01/33	147	160,879
5.500%	01/01/34	424	468,489
5.500%	02/01/35	196	215,638
5.500%	04/01/36	122	128,578
5.500%	04/01/37	245	269,125
5.500%	02/01/42	863	946,099
6.000%	10/01/22	257	268,536
6.000%	10/01/27	166	184,374
6.000%	11/01/27	136	150,890
6.000%	03/01/34	311	347,309
6.000%	12/01/37	10	10,137
6.000%	04/01/39	548	616,669
7.000%	01/01/39	212	249,878
7.500%	10/01/35	364	419,615

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.
4.500%	06/20/25		161	$168,081
4.500%	11/15/39		506	539,291
5.000%	04/15/25		1,072	1,140,422
5.000%	11/15/39		1,493	1,604,267
6.000%	01/15/40		682	759,783
Residual Funding Corp. Principal Strip
2.745%(s)	01/15/30		600	411,803
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48		520	656,030
5.250%	09/15/39		75	98,457
5.880%	04/01/36		75	102,468
Tennessee Valley Authority Generic Strip
3.196%(s)	04/01/26		1,500	1,158,884
3.276%(s)	06/15/27		3,167	2,335,936
Tennessee Valley Authority Principal Strip
3.840%(s)	06/15/35		775	430,040

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $160,228,416)				158,565,577

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds
3.625%	08/15/43		7,650	8,564,115
3.625%	02/15/44		300	336,152
3.750%	11/15/43		7,420	8,475,321
4.500%	08/15/39		6,000	7,546,406
5.500%	08/15/28		1,600	1,995,688
6.125%	08/15/29		3,000	3,981,211
U.S. Treasury Notes
0.750%	09/30/18	(k)	20	19,884
1.000%	11/30/18		2,000	1,986,563
1.125%	01/31/19	(k)	34,346	34,072,305
1.375%	05/31/20		4,000	3,919,531
1.375%	06/30/23		10,000	9,407,422
1.375%	08/31/23		6,000	5,630,859
1.500%	08/31/18		8,000	7,986,875
1.500%	02/28/19		5,000	4,972,266
1.625%	08/31/22		1,500	1,443,223
2.125%	05/15/25		11,300	10,881,988
2.750%	11/15/23		7,000	7,050,039
3.625%	02/15/20		21,000	21,515,156
U.S. Treasury Strip Principal
1.663%(s)	02/15/20		3,505	3,359,057
U.S. Treasury Strips Coupon
1.499%(s)	05/15/21		3,000	2,780,973
1.508%(s)	08/15/20		1,150	1,087,443
1.695%(s)	05/15/26		3,000	2,395,672
2.255%(s)	11/15/22		400	355,293
2.310%(s)	08/15/32		390	256,526
2.496%(s)	11/15/30		400	277,933
2.562%(s)	08/15/25		8,404	6,854,227
2.620%(s)	11/15/26		4,749	3,731,832
3.938%(s)	11/15/31		465	313,463

TOTAL U.S. TREASURY OBLIGATIONS (cost $162,933,671)				161,197,423

A873

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

				Value
TOTAL LONG-TERM INVESTMENTS (cost $2,722,937,901)				$2,976,173,540

			Shares
SHORT-TERM INVESTMENTS — 14.5%

AFFILIATED MUTUAL FUNDS — 14.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w).			310,328,415	310,328,415
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $182,089,932; includes $181,812,725 of cash collateral for securities on loan)(b)(w)			182,087,950	182,069,741

TOTAL AFFILIATED MUTUAL FUNDS (cost $492,418,347)				492,398,156

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.0%
U.S. Treasury Bills
1.405%	05/24/18	(k)	290	289,309
1.768%	09/13/18	(k)	20	19,831
1.840%	09/13/18	(k)	175	173,518

TOTAL U.S. TREASURY OBLIGATIONS (cost $482,783)				482,658

TOTAL SHORT-TERM INVESTMENTS (cost $492,901,130)				492,880,814

TOTAL INVESTMENTS — 102.4% (cost $3,215,839,031)				3,469,054,354
Liabilities in excess of other assets(z) — (2.4)%				(82,594,229)

NET ASSETS — 100.0%				$3,386,460,125

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $724,895 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $179,402,320; cash collateral of $181,812,725 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A874

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
514	10 Year Australian Treasury Bonds	Jun. 2018	$385,953,210	$866,056
1,077	10 Year U.S. Treasury Notes	Jun. 2018	130,468,453	1,526,672
142	20 Year U.S. Treasury Bonds	Jun. 2018	20,820,750	237,062
222	Euro Currency	Jun. 2018	34,294,839	(158,692)
1,501	Mini MSCI Emerging Markets Index	Jun. 2018	89,144,390	(2,916,935)
1,541	MSCI EAFE Index	Jun. 2018	154,146,230	(2,654,135)
697	Russell 2000 Mini Index	Jun. 2018	53,362,320	(2,364,973)
1,063	S&P 500 E-Mini Index	Jun. 2018	140,475,450	(5,871,215)
405	S&P Mid Cap 400 E-Mini Index	Jun. 2018	76,265,550	(2,901,225)
432	TOPIX Index	Jun. 2018	69,283,210	540,524

				(13,696,861)

Short Positions:
3	20 Year U.S. Treasury Bonds	Jun. 2018	439,874	(6,093)
842	Euro STOXX 50 Index	Jun. 2018	33,992,470	519,090
342	FTSE 100 Index.	Jun. 2018	33,556,555	611,510
5,398	MSCI Europe Index	Jun. 2018	137,289,636	957,420

				2,081,927

				$(11,614,934)

Cash and foreign currency of $15,408,283 and securities with a combined market value of $33,274,731 have been segregated with Goldman Sachs

& Co. to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/06/18	Toronto Dominion	GBP	29,744	$40,959,525	$41,744,708	$785,183	$—
Canadian Dollar,
Expiring 06/19/18	State Street Bank	CAD	518	403,140	402,852	—	(288)
Chinese Renminbi,
Expiring 06/19/18	Citigroup Global Markets	CNH	2,605	408,732	413,795	5,063	—
Colombian Peso,
Expiring 06/19/18	Citigroup Global Markets	COP	1,208,185	435,440	431,165	—	(4,275)
Czech Koruna,
Expiring 06/19/18	Citigroup Global Markets	CZK	17,495	849,507	851,381	1,874	—
Euro,
Expiring 04/06/18	Royal Bank of Canada	EUR	1,091	1,346,147	1,343,388	—	(2,759)
	Australia and New Zealand
Expiring 05/08/18	Banking Group	EUR	941	1,163,219	1,161,445	—	(1,774)
	Australia and New Zealand
Expiring 06/19/18	Banking Group	EUR	343	424,595	424,395	—	(200)
Hungarian Forint,
Expiring 06/19/18	Royal Bank of Canada	HUF	104,508	417,813	413,960	—	(3,853)
Indonesian Rupiah,
Expiring 06/20/18	Citigroup Global Markets	IDR	5,690,900	410,291	410,578	287	—
Mexican Peso,
Expiring 06/19/18	State Street Bank	MXN	7,704	405,101	418,329	13,228	—
New Taiwanese Dollar,
Expiring 06/19/18	Citigroup Global Markets	TWD	12,488	430,402	430,842	440	—

A875

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 06/19/18	Royal Bank of Canada	PLN	1,410	$418,211	$412,507	$—	$(5,704)
Romanian Leu,
Expiring 06/19/18	Citigroup Global Markets	RON	1,664	443,941	439,814	—	(4,127)
Russian Ruble,
Expiring 06/19/18	Citigroup Global Markets	RUB	47,491	829,414	821,385	—	(8,029)
South African Rand,
Expiring 06/29/18	Citigroup Global Markets	ZAR	16,499	1,376,744	1,376,292	—	(452)
South Korean Won,
Expiring 06/19/18	Citigroup Global Markets	KRW	452,502	425,191	425,766	575	—
Swedish Krona,
Expiring 04/06/18	Toronto Dominion	SEK	16,169	1,954,816	1,937,513	—	(17,303)
Swiss Franc,
	Australia and New Zealand
Expiring 04/06/18	Banking Group	CHF	939	1,007,781	983,279	—	(24,502)
Expiring 04/06/18	Toronto Dominion	CHF	751	796,852	786,280	—	(10,572)
Thai Baht,
	Australia and New Zealand
Expiring 06/19/18	Banking Group	THB	13,341	427,105	427,826	721	—
Turkish Lira,
Expiring 06/19/18	Royal Bank of Canada	TRY	1,657	409,712	409,905	193	—

				$55,743,679	$56,467,405	807,564	(83,838)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/19/18	State Street Bank	AUD	539	$420,180	$413,981	$6,199	$—
British Pound,
	Australia and New Zealand
Expiring 04/06/18	Banking Group	GBP	210	291,297	294,318	—	(3,021)
Expiring 04/06/18	Royal Bank of Canada	GBP	580	816,636	813,770	2,866	—
Expiring 04/17/18	State Street Bank	GBP	4,455	6,201,977	6,255,182	—	(53,205)
Canadian Dollar,
Expiring 06/19/18	Royal Bank of Canada	CAD	518	401,813	402,853	—	(1,040)
Colombian Peso,
Expiring 06/19/18	Citigroup Global Markets	COP	1,208,185	420,165	431,165	—	(11,000)
Czech Koruna,
Expiring 06/19/18	Citigroup Global Markets	CZK	8,822	432,016	429,326	2,690	—
Danish Krone,
Expiring 04/06/18	Toronto Dominion	DKK	10,959	1,798,642	1,809,921	—	(11,279)
Euro,
	Australia and New Zealand
Expiring 04/06/18	Banking Group	EUR	1,000	1,237,205	1,231,149	6,056	—
Expiring 04/06/18	Royal Bank of Canada	EUR	713	878,579	877,485	1,094	—
Expiring 04/06/18	Toronto Dominion	EUR	127,577	155,905,151	157,065,770	—	(1,160,619)
Expiring 04/06/18	Toronto Dominion	EUR	1,000	1,235,186	1,231,149	4,037	—
Expiring 04/17/18	State Street Bank	EUR	15,388	19,044,074	18,959,804	84,270	—
Hong Kong Dollar,
Expiring 04/17/18	Citigroup Global Markets	HKD	4,320	551,680	550,821	859	—
Expiring 04/17/18	Citigroup Global Markets	HKD	2,610	333,292	332,783	509	—
Expiring 04/17/18	Citigroup Global Markets	HKD	2,195	280,188	279,874	314	—

A876

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 04/17/18	State Street Bank	HKD	4,896	$625,291	$624,243	$1,048	$—
Hungarian Forint,
Expiring 06/19/18	Citigroup Global Markets	HUF	104,508	418,211	413,960	4,251	—
Indian Rupee,
Expiring 06/19/18	Citigroup Global Markets	INR	27,209	413,734	413,069	665	—
Japanese Yen,
Expiring 04/17/18	State Street Bank	JPY	1,214,124	11,357,666	11,424,033	—	(66,367)
Mexican Peso,
Expiring 06/19/18	Citigroup Global Markets	MXN	7,704	407,500	418,329	—	(10,829)
Philippine Peso,
Expiring 06/19/18	Citigroup Global Markets	PHP	21,539	411,444	411,086	358	—
Polish Zloty,
Expiring 06/19/18	Royal Bank of Canada	PLN	1,410	413,967	412,507	1,460	—
Romanian Leu,
Expiring 06/19/18	Citigroup Global Markets	RON	1,664	440,094	439,813	281	—
Russian Ruble,
Expiring 06/19/18	Citigroup Global Markets	RUB	23,845	409,712	412,415	—	(2,703)
Expiring 06/19/18	Citigroup Global Markets	RUB	23,646	406,150	408,970	—	(2,820)
Expiring 06/29/18	Citigroup Global Markets	RUB	31,056	536,000	536,588	—	(588)
Expiring 06/29/18	Citigroup Global Markets	RUB	31,031	535,757	536,160	—	(403)
Singapore Dollar,
Expiring 04/17/18	State Street Bank	SGD	2,581	1,965,382	1,969,289	—	(3,907)
South African Rand,
Expiring 06/29/18	Citigroup Global Markets	ZAR	20,832	1,709,453	1,737,677	—	(28,224)
South Korean Won,
Expiring 06/19/18	Citigroup Global Markets	KRW	452,502	425,036	425,767	—	(731)
Swedish Krona,
Expiring 04/17/18	Toronto Dominion	SEK	2,775	338,065	332,798	5,267	—
Swiss Franc,
	Australia and New Zealand
Expiring 04/06/18	Banking Group	CHF	304	321,070	317,726	3,344	—
	Royal Bank of Scotland Group
Expiring 04/06/18	PLC	CHF	667	702,428	697,932	4,496	—
Turkish Lira,
Expiring 06/19/18	Citigroup Global Markets	TRY	3,244	824,809	802,248	22,561	—

				$212,909,850	$214,113,961	152,625	(1,356,736)

						$960,189	$(1,440,574)

Cross currency exchange contracts outstanding at March 31, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
								Australia and New Zealand
04/06/18	Buy	EUR	1,758	CHF	2,028	$ 41,858	$ —	Banking Group
								Australia and New Zealand
04/06/18	Buy	EUR	2,900	GBP	2,559	—	(20,956)	Banking Group
05/08/18	Buy	EUR	565	SEK	5,750	6,615	—	Royal Bank of Canada

						$ 48,473	$(20,956)

A877

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018:

Counterparty(2)	Termination Date		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	04/11/18	GBP	82	Pay or receive monthly amounts based on market value fluctuation of Anglo American PLC	$(113,561)	$—	$(113,561)
Bank of America	04/11/18	GBP	56	Pay or receive monthly amounts based on market value fluctuation of Ashtead Group PLC	21,433	—	21,433
Bank of America	04/11/18	GBP	151	Pay or receive monthly amounts based on market value fluctuation of Barratt Developments PLC	(8,916)	—	(8,916)
Bank of America	04/11/18	GBP	33	Pay or receive monthly amounts based on market value fluctuation of Bellway PLC	(39,638)	—	(39,638)
Bank of America	04/11/18	GBP	106	Pay or receive monthly amounts based on market value fluctuation of Compass Group PLC	(87,949)	—	(87,949)
Bank of America	04/11/18	GBP	40	Pay or receive monthly amounts based on market value fluctuation of Fevertree Drinks PLC	(15,245)	—	(15,245)
Bank of America	04/11/18	GBP	588	Pay or receive monthly amounts based on market value fluctuation of Glencore PLC	(108,688)	—	(108,688)
Bank of America	04/11/18	GBP	1,866	Pay or receive monthly amounts based on market value fluctuation of Lloyds Banking Group PLC	(63,232)	—	(63,232)
Bank of America	04/11/18	GBP	52	Pay or receive monthly amounts based on market value fluctuation of Persimmon PLC	(81,994)	—	(81,994)
Bank of America	04/11/18	GBP	9	Pay or receive monthly amounts based on market value fluctuation of Plus500 Ltd.	4,463	—	4,463
Bank of America	04/11/18	GBP	53	Pay or receive monthly amounts based on market value fluctuation of Rio Tinto PLC	(92,828)	—	(92,828)
Bank of America	04/11/18	GBP	109	Pay or receive monthly amounts based on market value fluctuation of Rolls-Royce Holdings PLC	(62,950)	—	(62,950)
Bank of America	04/11/18	GBP	472	Pay or receive monthly amounts based on market value fluctuation of Taylor Wimpey PLC	(14,859)	—	(14,859)
Bank of America	04/11/18	GBP	544	Pay or receive monthly amounts based on market value fluctuation of Man Group PLC	40,972	—	40,972
Bank of America	04/11/18	GBP	890	Pay or receive monthly amounts based on market value fluctuation of Tesco PLC	(62,592)	—	(62,592)

					$(685,584)	$—	$(685,584)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)	The Portfolio receives or pays monthly 1 Month USD LIBOR in the positions shown in the table above.

A878

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,453,715	$—	$—
Australia	—	11,713,750	—
Austria	—	6,241,553	—
Belgium	—	3,040,000	—
Bermuda	71,127	—	—
Brazil	19,069,628	—	—
Canada	12,546,063	—	—
Chile	1,407,419	—	—
China	20,406,853	54,625,875	—
Denmark	—	11,663,344	—
Finland	—	6,007,437	—
France	—	73,865,782	—
Germany	—	52,660,928	—
Hong Kong	61,467	27,475,685	—
Hungary	—	1,869,447	—
India	23,679,271	3,961,052	—
Indonesia	—	9,199,156	—
Ireland	594,348	794,953	—
Israel	99,088	—	—
Italy	—	11,438,465	—
Japan	—	78,492,019	—
Kazakhstan	—	396,874	—
Luxembourg	—	525,698	—
Macau	—	4,063,925	—
Malaysia	—	3,278,625	—
Mexico	4,404,083	—	—
Netherlands	341,605	37,971,543	—
New Zealand	—	192,294	—
Norway	—	2,313,546	—
Panama	1,166,674	—	—
Peru	1,991,141	—	—
Poland	—	1,503,746	—
Russia	13,289,517	2,534,459	—
Singapore	—	7,415,663	—
South Africa	—	19,663,137	—
South Korea	12,356,172	24,990,922	—
Spain	—	14,532,826	—
Sweden	42,031	10,070,851	—
Switzerland	—	61,354,773	—
Taiwan	8,457,758	23,676,901	—
Thailand	—	8,072,650	—
Turkey	—	5,313,000	—
United Kingdom	202,608	68,268,957	—
United States	1,038,577,908	317,327	—
Vietnam	—	392,040	—
Preferred Stocks
Bermuda	235,588	—	—
Brazil	8,598,956	—	—
China	9,357,216	—	—
Germany	—	1,210,214	—

A879

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Preferred Stocks (continued)
Israel	$514,415	$—	$—
United States	21,292,775	—	5,901
Rights
United States	—	—	13,229
Warrants
United States	—	845	—
Asset-Backed Securities
Automobiles	—	12,802,866	—
Consumer Loans	—	1,434,216	—
Home Equity Loans	—	31,870,205	—
Manufactured Housing	—	316,444	—
Other	—	6,832,163	—
Residential Mortgage-Backed Securities	—	26,541,681	—
Bank Loans	—	2,832,286	705,680
Commercial Mortgage-Backed Securities	—	16,040,505	—
Convertible Bonds
Belgium	—	1,291,026	—
China	—	11,745,300	—
Cyprus	—	3,618,609	—
France	—	7,058,881	—
Germany	—	11,085,746	—
Hong Kong	—	2,708,437	—
Hungary	—	780,352	—
Italy	—	510,755	—
Japan	—	12,382,931	—
Mexico	—	456,805	—
Russia	—	410,599	—
Singapore	—	2,291,118	—
South Africa	—	631,980	—
Sweden	—	503,979	—
Switzerland	—	1,237,499	—
Taiwan	—	706,475	—
United Arab Emirates	—	3,078,106	—
United Kingdom	—	2,393,860	—
United States	—	50,365,748	—
Corporate Bonds
Argentina	—	1,000,538	—
Australia	—	3,767,611	—
Azerbaijan	—	758,625	—
Belgium	—	2,826,508	—
Bermuda	—	156,010	—
Brazil	—	3,526,609	—
Canada	—	15,212,566	—
Chile	—	609,106	—
China	—	1,762,605	—
Colombia	—	788,936	—
Denmark	—	541,884	—
Ecuador	—	386,798	—
Finland	—	137,134	—
France	—	3,251,403	—
Germany	—	1,464,539	—
Hong Kong	—	488,296	—
India	—	503,530	—
Indonesia	—	1,256,330	—
Ireland	—	1,686,331	—
Israel	—	473,855	—
Italy	—	938,097	—
Jamaica	—	194,999	—
Japan	—	1,195,941	—
Kazakhstan	—	1,769,707	—
Luxembourg	—	5,940,253	—

A880

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds (continued)
Mexico	$—	$6,354,045	$—
Morocco	—	222,999	—
Netherlands	—	4,507,335	—
New Zealand	—	596,947	—
Norway	—	566,950	—
Peru	—	849,168	—
Russia	—	1,795,062	—
South Africa	—	1,098,717	—
South Korea	—	240,625	—
Spain	—	354,036	—
Sri Lanka	—	203,439	—
Sweden	—	1,014,039	—
Switzerland	—	1,707,506	—
Trinidad & Tobago	—	210,499	—
Tunisia	—	190,249	—
Ukraine	—	419,919	—
United Arab Emirates	—	383,267	—
United Kingdom	—	11,017,456	—
United States	—	292,244,637	85
Venezuela	—	560,015	—
Municipal Bonds	—	387,138	—
Residential Mortgage-Backed Securities	—	154,611,457	—
Sovereign Bonds	—	62,255,669	—
U.S. Government Agency Obligations	—	158,565,577	—
U.S. Treasury Obligations	—	161,680,081	—
Affiliated Mutual Funds	492,398,156	—	—
Other Financial Instruments*
Futures Contracts	(11,614,934)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(480,385)	—
OTC Cross Currency Exchange Contracts	—	27,517	—
OTC Total Return Swap Agreements	—	(685,584)	—

Total	$1,681,000,648	$1,774,575,425	$724,895

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Affiliated Mutual Funds (5.4% represents investments purchased with collateral from securities on loan)	14.5%
Banks	8.1
Residential Mortgage-Backed Securities	5.4
U.S. Treasury Obligations	4.8
U.S. Government Agency Obligations	4.7
Pharmaceuticals	3.1
Insurance	2.9
Oil, Gas & Consumable Fuels	2.8
Semiconductors & Semiconductor Equipment	2.6
Software	2.6
Internet Software & Services	2.5
Media	2.5
Machinery	2.0
Sovereign Bonds	1.8
IT Services	1.8

Capital Markets	1.8%
Equity Real Estate Investment Trusts (REITs)	1.7
Technology Hardware, Storage & Peripherals	1.6
Chemicals	1.3
Oil & Gas	1.3
Beverages	1.2
Aerospace & Defense	1.2
Internet & Direct Marketing Retail	1.2
Health Care Providers & Services	1.1
Automobiles	1.1
Telecommunications	1.1
Home Equity Loans	0.9
Metals & Mining	0.9
Specialty Retail	0.9
Diversified Financial Services	0.8
Electric Utilities	0.8
Food & Staples Retailing	0.7
Biotechnology	0.7
Textiles, Apparel & Luxury Goods	0.7
Semiconductors	0.7
Hotels, Restaurants & Leisure	0.6
Health Care Equipment & Supplies	0.6

A881

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Airlines	0.6%
Electrical Equipment	0.6
Household Durables	0.6
Electronic Equipment, Instruments & Components	0.6
Road & Rail	0.6
Industrial Conglomerates	0.5
Healthcare-Services	0.5
Real Estate Management & Development	0.5
Commercial Mortgage-Backed Securities	0.5
Internet	0.5
Electric	0.5
Commercial Services	0.4
Tobacco	0.4
Containers & Packaging	0.4
Pipelines	0.4
Construction Materials	0.4
Food Products	0.4
Diversified Telecommunication Services	0.4
Real Estate Investment Trusts (REITs)	0.4
Auto Components	0.4
Consumer Finance	0.4
Commercial Services & Supplies	0.4
Building Products	0.3
Wireless Telecommunication Services	0.3
Personal Products	0.3
Trading Companies & Distributors	0.3
Communications Equipment	0.3
Auto Manufacturers	0.3
Auto Parts & Equipment	0.2
Multi-Utilities	0.2
Foods	0.2
Household Products	0.2
Multiline Retail	0.2
Life Sciences Tools & Services	0.2
Real Estate	0.2
Other	0.2
Computers	0.2
Retail	0.2
Lodging	0.2
Mining	0.2
Distributors	0.2
Miscellaneous Manufacturing	0.2
Construction & Engineering	0.2
Paper & Forest Products	0.1
Health Care Technology	0.1
Healthcare-Products	0.1
Entertainment	0.1
Packaging & Containers	0.1
Professional Services	0.1
Building Materials	0.1
Energy Equipment & Services	0.1
Home Furnishings	0.1
Investment Companies	0.1

Transportation	0.1%
Engineering & Construction	0.1
Oil & Gas Services	0.1
Electrical Components & Equipment	0.1
Iron/Steel	0.1
Holding Companies-Diversified	0.1
Diversified Consumer Services	0.1
Leisure Products	0.1
Gas	0.1
Thrifts & Mortgage Finance	0.1
Leisure Time	0.1
Household Products/Wares	0.1
Consumer Loans	0.0	*
Coal	0.0	*
Machinery-Diversified	0.0	*
Machinery-Construction & Mining	0.0	*
Trucking & Leasing	0.0	*
Housewares	0.0	*
Energy-Alternate Sources	0.0	*
Home Builders	0.0	*
Apparel	0.0	*
Metal Fabricate/Hardware	0.0	*
Office/Business Equipment	0.0	*
Distribution/Wholesale	0.0	*
Electronics	0.0	*
Environmental Control	0.0	*
Forest Products & Paper	0.0	*
Transportation Infrastructure	0.0	*
Gas Utilities	0.0	*
Agriculture	0.0	*
Advertising	0.0	*
Toys/Games/Hobbies	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Private Equity	0.0	*
Municipal Bonds	0.0	*
Air Freight & Logistics	0.0	*
Food Service	0.0	*
Manufactured Housing	0.0	*
Integrated Oil & Gas	0.0	*
Savings & Loans	0.0	*
Water Utilities	0.0	*
Marine	0.0	*
Electronic Components & Equipment	0.0	*
Cosmetics/Personal Care	0.0	*
Water	0.0	*
Oil & Gas Exploration & Production	0.0	*

	102.4
Liabilities in excess of other assets	(2.4)

	100.0%

* Less than +/- 0.05%

A882

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Australia — 1.2%
BHP Billiton Ltd.	186,763	$4,139,694
BHP Billiton PLC	77,688	1,535,361

		5,675,055

Austria — 0.9%
ams AG*	19,064	2,001,916
Erste Group Bank AG*	44,112	2,217,660

		4,219,576

Brazil — 0.9%
Itau Unibanco Holding SA, ADR	274,144	4,276,646

Canada — 0.0%
Nortel Networks Corp.*^	2,492	—

China — 3.2%
Baidu, Inc., ADR*	13,679	3,053,016
China Overseas Land & Investment Ltd.	920,000	3,226,247
CNOOC Ltd.	2,678,000	3,965,285
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	449,000	4,629,494

		14,874,042

Denmark — 1.5%
Novo Nordisk A/S (Class B Stock)	138,856	6,829,752

France — 12.9%
Accor SA	98,129	5,301,411
AXA SA	150,359	3,996,999
BNP Paribas SA	105,198	7,801,566
Essilor International Cie Generale d’Optique SA	22,887	3,087,474
Imerys SA	35,411	3,441,379
LVMH Moet Hennessy Louis Vuitton SE	22,390	6,900,005
Orange SA	361,534	6,145,307
Pernod Ricard SA	31,309	5,213,211
Safran SA	65,800	6,983,339
Sanofi	63,448	5,091,078
Schneider Electric SE*	66,848	5,886,733

		59,848,502

Germany — 8.5%
Allianz SE	31,889	7,208,745
Bayer AG	52,739	5,945,471
Continental AG	27,367	7,559,088
Fresenius Medical Care AG & Co. KGaA	42,194	4,309,394
Linde AG*	30,860	6,521,012
SAP SE	75,232	7,898,004

		39,441,714

Hong Kong — 4.4%
AIA Group Ltd.	1,108,200	9,473,645
CK Asset Holdings Ltd.	617,500	5,211,127
CK Hutchison Holdings Ltd.	468,000	5,623,147

		20,307,919

India — 1.1%
HDFC Bank Ltd., ADR	51,185	5,055,542

Indonesia — 0.5%
Astra International Tbk PT	4,414,300	2,347,543

	Shares	Value
COMMON STOCKS (Continued)
Italy — 1.1%
UniCredit SpA*	244,370	$5,107,617

Japan — 18.0%
Asahi Group Holdings Ltd.	99,600	5,356,350
Daikin Industries Ltd.	50,700	5,632,423
FANUC Corp.	23,200	5,970,593
Honda Motor Co. Ltd.	210,800	7,297,178
Inpex Corp.	232,300	2,882,688
Keyence Corp.	7,800	4,872,333
Komatsu Ltd.	192,000	6,431,801
Kubota Corp.	336,300	5,928,165
Makita Corp.	87,800	4,349,100
Mitsui Fudosan Co. Ltd.	159,900	3,860,187
Nidec Corp.	36,700	5,648,451
Nitto Denko Corp.	34,100	2,577,248
Shin-Etsu Chemical Co. Ltd.	56,500	5,893,469
SMC Corp.	11,823	4,809,586
Sumitomo Mitsui Financial Group, Inc.	181,100	7,683,037
Tokyo Electron Ltd.	22,700	4,199,299

		83,391,908

Macau — 0.7%
Sands China Ltd.	577,200	3,136,698

Netherlands — 5.8%
ASML Holding NV	43,555	8,636,688
ING Groep NV	361,029	6,092,446
Royal Dutch Shell PLC (Class A Stock)	378,079	11,961,834

		26,690,968

Singapore — 1.5%
DBS Group Holdings Ltd.	332,600	7,025,294

South Africa — 0.7%
Naspers Ltd. (Class N Stock)	13,799	3,376,795

South Korea — 2.3%
Hyundai Mobis Co. Ltd.	10,123	2,418,082
Samsung Electronics Co. Ltd., GDR	7,355	8,428,830

		10,846,912

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	913,274	7,232,746
Industria de Diseno Textil SA	87,001	2,735,197

		9,967,943

Sweden — 1.5%
Atlas Copco AB (Class A Stock)	155,463	6,752,038

Switzerland — 11.7%
ABB Ltd.	231,044	5,493,811
Cie Financiere Richemont SA	67,699	6,083,559
Ferguson PLC	71,382	5,368,617
Glencore PLC*	1,338,710	6,652,344
LafargeHolcim Ltd., NYSE*	41,127	2,244,160
LafargeHolcim Ltd., OMXS*	52,154	2,857,761
Novartis AG	109,071	8,821,759
Roche Holding AG	37,234	8,541,373
UBS Group AG*	465,208	8,196,466

		54,259,850

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	99,141	4,338,410

A883

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom — 16.8%
Aviva PLC	796,084	$5,555,928
British American Tobacco PLC	145,919	8,435,101
Burberry Group PLC	270,907	6,457,458
Meggitt PLC	601,046	3,646,254
Persimmon PLC	77,655	2,756,144
Prudential PLC	322,209	8,051,559
RELX NV	246,975	5,119,525
Rio Tinto Ltd	72,322	4,097,202
Rio Tinto PLC	78,763	3,996,744
Standard Chartered PLC	451,378	4,523,864
TechnipFMC PLC	104,565	3,046,880
Unilever PLC	191,277	10,608,686
Vodafone Group PLC	2,408,774	6,590,465
WPP PLC	310,551	4,935,152

		77,820,962

TOTAL LONG-TERM INVESTMENTS
(cost $375,010,325)		455,591,686

	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	5,621,026	$5,621,026
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $4,117,743; includes $4,116,875 of cash collateral for securities on loan)(b)(w)	4,118,567	4,118,155

TOTAL SHORT-TERM INVESTMENTS
(cost $9,738,769)		9,739,181

TOTAL INVESTMENTS — 100.3%
(cost $384,749,094)		465,330,867
Liabilities in excess of other assets — (0.3)%		(1,195,386)

NET ASSETS — 100.0%		$464,135,481

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,117,816; cash collateral of $4,116,875 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$5,675,055	$—
Austria	—	4,219,576	—
Brazil	4,276,646	—	—
Canada	—	—	—
China	3,053,016	11,821,026	—
Denmark	—	6,829,752	—
France	—	59,848,502	—

A884

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Germany	$—	$39,441,714	$—
Hong Kong	—	20,307,919	—
India	5,055,542	—	—
Indonesia	—	2,347,543	—
Italy	—	5,107,617	—
Japan	—	83,391,908	—
Macau	—	3,136,698	—
Netherlands	—	26,690,968	—
Singapore	—	7,025,294	—
South Africa	—	3,376,795	—
South Korea	8,428,830	2,418,082	—
Spain	—	9,967,943	—
Sweden	—	6,752,038	—
Switzerland	—	54,259,850	—
Taiwan	4,338,410	—	—
United Kingdom	—	77,820,962	—
Affiliated Mutual Funds	9,739,181	—	—

Total	$34,891,625	$430,439,242	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Banks	12.3%
Insurance	8.4
Pharmaceuticals	7.6
Machinery	7.4
Metals & Mining	4.4
Textiles, Apparel & Luxury Goods	4.2
Semiconductors & Semiconductor Equipment	4.1
Oil, Gas & Consumable Fuels	4.1
Electrical Equipment	3.7
Chemicals	3.2
Real Estate Management & Development	2.6
Aerospace & Defense	2.3
Personal Products	2.3
Beverages	2.3
Auto Components	2.1
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	2.1
Automobiles	2.1
Construction Materials	1.8

Hotels, Restaurants & Leisure	1.8%
Tobacco	1.8
Technology Hardware, Storage & Peripherals	1.8
Media	1.8
Capital Markets	1.8
Software	1.7
Wireless Telecommunication Services	1.4
Diversified Telecommunication Services	1.3
Building Products	1.2
Industrial Conglomerates	1.2
Trading Companies & Distributors	1.2
Professional Services	1.1
Electronic Equipment, Instruments & Components	1.0
Health Care Providers & Services	0.9
Health Care Equipment & Supplies	0.7
Internet Software & Services	0.7
Energy Equipment & Services	0.7
Household Durables	0.6
Specialty Retail	0.6

100.3
Liabilities in excess of other assets	(0.3)

100.0%

A885

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.2%
COMMON STOCKS — 37.4%
Aerospace & Defense — 0.7%
Airbus SE (France)	27,243	$ 3,153,591
Boeing Co. (The)	4,240	1,390,211
General Dynamics Corp.	18,351	4,053,736
L3 Technologies, Inc.	6,438	1,339,104
Meggitt PLC (United Kingdom)	135,131	819,774
Northrop Grumman Corp.	7,950	2,775,504
Safran SA (France)	17,161	1,821,293
United Technologies Corp.	11,500	1,446,930

		16,800,143

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	24,020	1,052,061
Yamato Holdings Co. Ltd. (Japan)	26,600	668,622

		1,720,683

Airlines — 0.4%
Aeroflot PJSC (Russia)	36,059	97,157
Air China Ltd. (China) (Class H Stock)	156,000	201,463
AirAsia Bhd (Malaysia)	275,900	283,609
Copa Holdings SA (Panama) (Class A Stock)	3,460	445,060
Delta Air Lines, Inc.(a)	63,963	3,505,812
Deutsche Lufthansa AG (Germany)	25,245	807,021
International Consolidated Airlines Group SA (United Kingdom)	121,475	1,051,715
Japan Airlines Co. Ltd. (Japan)	18,600	757,321
Ryanair Holdings PLC (Ireland), ADR*	7,206	885,257
Southwest Airlines Co.	23,017	1,318,414
Turk Hava Yollari AO (Turkey)*	37,650	186,192

		9,539,021

Auto Components — 0.3%
Bridgestone Corp. (Japan)	24,700	1,086,648
Continental AG (Germany)	7,299	2,016,070
Dometic Group AB (Sweden), 144A	76,534	701,125
Faurecia SA (France)	16,992	1,374,928
Hyundai Mobis Co. Ltd. (South Korea)	3,080	735,720
LCI Industries(a)	3,180	331,197
Nexteer Automotive Group Ltd. (China)*	56,000	85,602
NGK Spark Plug Co. Ltd. (Japan)	32,000	771,073
Sumitomo Electric Industries Ltd. (Japan)	39,000	596,057
Xinyi Glass Holdings Ltd. (Hong Kong)*	134,000	203,969

		7,902,389

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	1,844,900	981,125
Daimler AG (Germany)	18,140	1,545,530
Ferrari NV (Italy)	7,662	921,063
Fiat Chrysler Automobiles NV (United Kingdom)*	86,904	1,772,521
Geely Automobile Holdings Ltd. (China)	75,000	219,768
General Motors Corp. Escrow Shares*^	110,000	11
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	224,000	416,046
Honda Motor Co. Ltd. (Japan)	90,400	3,129,340
Hyundai Motor Co. (South Korea)	4,930	665,582
Mahindra & Mahindra Ltd. (India)	36,040	410,392
Peugeot SA (France)	30,164	726,331

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Renault SA (France)	9,997	$ 1,213,115
Tesla, Inc.*(a)	2,433	647,494
Toyota Motor Corp. (Japan)	30,500	1,980,415

		14,628,733

Banks — 4.4%
ABN AMRO Group NV (Netherlands), CVA, 144A	52,663	1,587,968
Akbank Turk A/S (Turkey)	76,176	185,225
Associated Banc-Corp.	15,865	394,245
Australia & New Zealand Banking Group Ltd. (Australia)	59,610	1,240,683
Banco Bilbao Vizcaya Argentaria SA (Spain)	244,849	1,939,101
Banco do Brasil SA (Brazil)	50,684	634,653
Banco Santander Brasil SA (Brazil), UTS	26,900	325,917
Banco Santander Chile (Chile), ADR(a)	13,090	438,646
Banco Santander SA (Spain)	333,187	2,180,838
Bank Central Asia Tbk PT (Indonesia)	339,900	577,418
Bank Negara Indonesia Persero Tbk PT (Indonesia)	419,300	265,540
Bank of America Corp.	390,387	11,707,706
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)*	4,136,100	1,085,476
Bankia SA (Spain)(a)	151,196	678,259
BankUnited, Inc.	11,590	463,368
BNP Paribas SA (France)	73,856	5,477,219
BOC Hong Kong Holdings Ltd. (China)	134,000	657,374
Capitec Bank Holdings Ltd. (South Africa)	5,100	375,195
China Construction Bank Corp. (China) (Class H Stock)	1,279,000	1,335,921
China Merchants Bank Co. Ltd. (China) (Class H Stock)	133,000	552,066
CIMB Group Holdings Bhd (Malaysia)	189,200	352,068
Citigroup, Inc.	92,894	6,270,345
Citizens Financial Group, Inc.	31,600	1,326,567
Comerica, Inc.	13,757	1,319,709
Commerce Bancshares, Inc.	5,490	328,906
Commonwealth Bank of Australia (Australia)	8,595	480,648
Credicorp Ltd. (Peru)	3,010	683,390
Credit Agricole SA (France)	60,223	981,938
CTBC Financial Holding Co. Ltd. (Taiwan)	689,000	497,863
Danske Bank A/S (Denmark)	48,177	1,805,110
DBS Group Holdings Ltd. (Singapore)	134,300	2,836,732
East West Bancorp, Inc.	22,932	1,434,167
Erste Group Bank AG (Austria)*	64,555	3,245,397
Fifth Third Bancorp	32,800	1,041,400
First Financial Bancorp	8,540	250,649
First Hawaiian, Inc.	12,802	356,280
First Horizon National Corp.	23,152	435,952
First Republic Bank	23,194	2,147,996
Glacier Bancorp, Inc.	5,074	194,740
Great Western Bancorp, Inc.	7,040	283,501
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	61,960	378,747
Hana Financial Group, Inc. (South Korea)	12,254	528,112
HDFC Bank Ltd. (India), ADR	34,850	3,442,135
HSBC Holdings PLC (United Kingdom), (QMTF)	142,902	1,341,949
Huntington Bancshares, Inc.	68,063	1,027,751

A886

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
IBERIABANK Corp.	5,300	$ 413,400
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,128,000	983,036
Industrial Bank of Korea (South Korea)	21,336	314,267
ING Groep NV (Netherlands)	317,022	5,349,817
Intesa Sanpaolo SpA (Italy)	422,783	1,539,356
KBC Group NV (Belgium)	14,422	1,255,854
Kiatnakin Bank PCL (Thailand), NVDR	73,700	170,051
Kotak Mahindra Bank Ltd. (India)	29,030	468,807
Krung Thai Bank PCL (Thailand), NVDR	390,500	238,058
Lloyds Banking Group PLC (United Kingdom)	686,749	624,684
M&T Bank Corp.	12,474	2,299,707
Malayan Banking Bhd (Malaysia)	60,200	163,988
Mitsubishi UFJ Financial Group, Inc. (Japan)	222,100	1,475,992
National Australia Bank Ltd. (Australia)	5,373	118,617
OTP Bank PLC (Hungary)	10,597	476,143
PNC Financial Services Group, Inc. (The)	16,300	2,465,212
Public Bank Bhd (Malaysia)	56,600	351,917
Sberbank of Russia PJSC (Russia)	340,280	1,501,434
Sberbank of Russia PJSC (Russia), ADR(a)	52,292	975,246
Shinhan Financial Group Co. Ltd. (South Korea)	12,381	528,164
Siam Commercial Bank PCL (The) (Thailand)	121,000	556,315
Standard Bank Group Ltd. (South Africa)	32,748	605,132
Standard Chartered PLC (United Kingdom)	244,274	2,448,197
Sumitomo Mitsui Financial Group, Inc. (Japan)	76,000	3,224,245
SunTrust Banks, Inc.	51,130	3,478,885
SVB Financial Group*	2,468	592,345
Svenska Handelsbanken AB (Sweden) (Class A Stock)	68,307	854,988
Tisco Financial Group PCL (Thailand), NVDR	60,100	169,458
Turkiye Halk Bankasi A/S (Turkey)	114,696	264,406
U.S. Bancorp	27,500	1,388,750
UniCredit SpA (Italy)*	154,495	3,229,125
Wells Fargo & Co.	77,500	4,061,775
Western Alliance Bancorp*	6,657	386,838
Westpac Banking Corp. (Australia)	9,407	208,360
Wintrust Financial Corp.	4,733	407,275
Zions Bancorporation	14,890	785,150

		109,469,864

Beverages — 0.8%
Ambev SA (Brazil), ADR	121,590	883,959
Anheuser-Busch InBev SA/NV (Belgium)	13,184	1,449,540
Asahi Group Holdings Ltd. (Japan)	36,400	1,957,542
Coca-Cola Co. (The)	72,595	3,152,801
Diageo PLC (United Kingdom)	3,453	116,779
Dr. Pepper Snapple Group, Inc.	12,100	1,432,398
Fomento Economico Mexicano SAB de CV (Mexico), ADR	5,490	501,951
Heineken NV (Netherlands)	6,273	674,687
Molson Coors Brewing Co. (Class B Stock)	23,384	1,761,517
Monster Beverage Corp.*	14,504	829,774
PepsiCo, Inc.	24,789	2,705,719

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Pernod Ricard SA (France)	15,807	$ 2,631,998
Royal Unibrew A/S (Denmark)	14,016	930,506
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	72,000	378,125

		19,407,296

Biotechnology — 0.4%
AbbVie, Inc.	8,949	847,023
Biogen, Inc.*	5,803	1,588,977
CSL Ltd. (Australia)	3,208	386,494
Exact Sciences Corp.*(a)	14,954	603,095
Exelixis, Inc.*	23,849	528,255
Incyte Corp.*	6,211	517,563
Intercept Pharmaceuticals, Inc.*(a)	8,741	537,746
Sage Therapeutics, Inc.*	3,395	546,833
Shire PLC	23,794	1,184,221
Spark Therapeutics, Inc.*(a)	10,224	680,816
Vertex Pharmaceuticals, Inc.*	16,710	2,723,396

		10,144,419

Building Products — 0.3%
Daikin Industries Ltd. (Japan)	23,400	2,599,580
Fortune Brands Home & Security, Inc.	20,897	1,230,624
JELD-WEN Holding, Inc.*	8,777	268,752
Lennox International, Inc.(a)	8,706	1,779,245
USG Corp.*	9,296	375,744

		6,253,945

Capital Markets — 1.1%
3i Group PLC (United Kingdom)	54,666	659,809
Ameriprise Financial, Inc.	6,466	956,580
Banca Generali SpA (Italy)	29,686	957,780
BlackRock, Inc.	2,252	1,219,953
Charles Schwab Corp. (The)	97,933	5,114,061
Credit Suisse Group AG (Switzerland)*	37,311	626,639
Deutsche Bank AG (Germany)	15,488	216,065
Deutsche Boerse AG (Germany)	5,824	796,161
Eaton Vance Corp.	5,894	328,119
FactSet Research Systems, Inc.(a)	1,499	298,931
Invesco Ltd.	22,000	704,219
Lazard Ltd. (Class A Stock)	5,270	276,991
Macquarie Group Ltd. (Australia)	10,144	808,853
Moelis & Co. (Class A Stock)	5,762	292,998
Morgan Stanley	68,633	3,703,437
Morningstar, Inc.	3,100	296,112
Nasdaq, Inc.	11,000	948,420
Northern Trust Corp.	9,400	969,422
Partners Group Holding AG (Switzerland)	2,422	1,802,270
S&P Global, Inc.	12,299	2,349,847
T. Rowe Price Group, Inc.	19,700	2,127,009
UBS Group AG (Switzerland)*	167,237	2,946,537

		28,400,213

Chemicals — 0.7%
AdvanSix, Inc.*	9,680	336,670
Air Liquide SA (France)	12,290	1,508,201
Akzo Nobel NV (Netherlands)	7,072	668,184
Asian Paints Ltd. (India)	14,350	247,612
BASF SE (Germany)	27,899	2,829,446
Chr Hansen Holding A/S (Denmark)	5,194	449,526

A887

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Covestro AG (Germany), 144A	24,632	$ 2,425,445
Daicel Corp. (Japan)	39,100	429,356
GCP Applied Technologies, Inc.*	13,204	383,576
Hyosung Corp. (South Korea)	44	4,973
Koninklijke DSM NV (Netherlands)	15,084	1,499,305
LG Chem Ltd. (South Korea)	770	281,073
Linde AG (Germany)*	9,607	2,030,051
Lotte Chemical Corp. (South Korea)	380	155,680
Nitto Denko Corp. (Japan)	9,300	702,886
Petkim Petrokimya Holding A/S (Turkey)	204,283	420,901
PQ Group Holdings, Inc.*	20,238	282,725
PTT Global Chemical PCL (Thailand), NVDR	129,200	392,733
Quaker Chemical Corp.	2,482	367,659
Shin-Etsu Chemical Co. Ltd. (Japan)	15,100	1,575,069
Toray Industries, Inc. (Japan)	84,700	805,704
Valvoline, Inc.	17,649	390,572

		18,187,347

Commercial Services & Supplies — 0.3%
Advanced Disposal Services, Inc.*	10,453	232,893
Brady Corp. (Class A Stock)	13,901	516,422
Copart, Inc.*	26,183	1,333,500
Herman Miller, Inc.	8,618	275,345
KAR Auction Services, Inc.	9,125	494,575
US Ecology, Inc.	4,771	254,294
Waste Connections, Inc.	53,244	3,819,725

		6,926,754

Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	47,000	155,265
Arista Networks, Inc.*	4,272	1,090,642
Cisco Systems, Inc.	36,200	1,552,617
CommScope Holding Co., Inc.*	26,900	1,075,193
Nokia OYJ (Finland)	114,610	632,891
Palo Alto Networks, Inc.*	9,031	1,639,307
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A	22,000	103,309

		6,249,224

Construction & Engineering — 0.1%
Tekfen Holding A/S (Turkey)	47,282	204,182
Vinci SA (France)	26,493	2,609,433

		2,813,615

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	60,500	332,929
Eagle Materials, Inc.	13,076	1,347,482
HeidelbergCement AG (Germany)	2,396	235,387
Imerys SA (France)	9,761	948,612
LafargeHolcim Ltd. (Switzerland), (XBRN)*	29,881	1,637,320
LafargeHolcim Ltd. (Switzerland), (XPAR)*	11,855	646,887
Martin Marietta Materials, Inc.	6,000	1,243,800
Siam Cement PCL (The) (Thailand)	29,700	469,470
Vulcan Materials Co.	5,020	573,133

		7,435,020

Consumer Finance — 0.2%
Ally Financial, Inc.	40,100	1,088,715

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	47,546	$ 4,555,858
Yirendai Ltd. (China), ADR(a)	2,068	83,196

		5,727,769

Containers & Packaging — 0.3%
AptarGroup, Inc.	9,339	838,922
Ball Corp.	48,300	1,917,993
Crown Holdings, Inc.*	30,391	1,542,343
Graphic Packaging Holding Co.	48,000	736,800
WestRock Co.	42,315	2,715,354

		7,751,412

Distributors — 0.1%
Genuine Parts Co.	7,375	662,570
LKQ Corp.*	35,918	1,363,088
Pool Corp.	6,153	899,692

		2,925,350

Diversified Consumer Services — 0.0%
Estacio Participacoes SA (Brazil)	26,220	277,889
Kroton Educacional SA (Brazil)	84,654	350,006
ServiceMaster Global Holdings, Inc.*	6,170	313,745

		941,640

Diversified Financial Services — 0.1%
FirstRand Ltd. (South Africa)(a)	201,940	1,141,114
Fubon Financial Holding Co. Ltd. (Taiwan)	290,000	502,426
Voya Financial, Inc.	21,433	1,082,367

		2,725,907

Diversified Telecommunication Services — 0.3%
Deutsche Telekom AG (Germany)	47,680	780,079
Nippon Telegraph & Telephone Corp. (Japan)	18,600	867,747
Orange SA (France)	175,213	2,978,247
Telecom Italia SpA (Italy)*	550,691	522,878
Telefonica SA (Spain)	50,266	497,979
Telenor ASA (Norway)	55,546	1,263,179
Verizon Communications, Inc.	21,545	1,030,282

		7,940,391

Electric Utilities — 0.6%
American Electric Power Co., Inc.	21,300	1,460,967
Duke Energy Corp.	8,000	619,760
Edison International	11,400	725,724
Enel SpA (Italy)	230,079	1,407,904
Eversource Energy	12,200	718,824
Iberdrola SA (Spain)	189,263	1,391,727
Kyushu Electric Power Co., Inc. (Japan)	18,200	219,811
NextEra Energy, Inc.	23,749	3,878,924
Portland General Electric Co.	11,436	463,272
RusHydro PJSC (Russia)	7,370,476	97,384
Xcel Energy, Inc.	70,943	3,226,488

		14,210,785

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	61,854	1,470,777
Eaton Corp. PLC	38,559	3,081,250
Generac Holdings, Inc.*	6,904	316,963
Mabuchi Motor Co. Ltd. (Japan)	19,100	950,185

A888

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Nidec Corp. (Japan)	11,500	$ 1,769,951
Schneider Electric SE (France)*	35,130	3,093,599

		10,682,725

Electronic Equipment, Instruments & Components — 0.3%
AAC Technologies Holdings, Inc. (China)	29,000	531,413
Amphenol Corp. (Class A Stock)	13,685	1,178,689
Arrow Electronics, Inc.*	10,884	838,286
Compeq Manufacturing Co. Ltd. (Taiwan)	62,000	64,569
Corning, Inc.	40,881	1,139,762
Delta Electronics, Inc. (Taiwan)	99,000	445,799
E Ink Holdings, Inc. (Taiwan)	92,000	154,045
FLEXium Interconnect, Inc. (Taiwan)	39,723	138,072
General Interface Solution Holding Ltd. (Taiwan)	38,000	234,832
Hitachi Ltd. (Japan)	49,000	356,897
Keyence Corp. (Japan)	3,000	1,873,975
Kingboard Chemical Holdings Ltd. (Hong Kong)	26,500	122,515
Kingboard Laminates Holdings Ltd. (Hong Kong)	86,500	126,911
Largan Precision Co. Ltd. (Taiwan)	3,000	349,235
Merry Electronics Co. Ltd. (Taiwan)	26,000	151,830
SFA Engineering Corp. (South Korea)	2,627	86,445
Yageo Corp. (Taiwan)	30,000	544,287

		8,337,562

Energy Equipment & Services — 0.1%
Core Laboratories NV(a)	4,831	522,811
Patterson-UTI Energy, Inc.	29,198	511,257
TechnipFMC PLC (United Kingdom)	35,944	1,047,359

		2,081,427

Equity Real Estate Investment Trusts (REITs) — 1.3%
Acadia Realty Trust	4,040	99,383
American Campus Communities, Inc.	1,324	51,133
American Homes 4 Rent (Class A Stock)	44,181	887,154
American Tower Corp.	1,780	258,705
Americold Realty Trust	3,340	63,727
AvalonBay Communities, Inc.	14,177	2,331,549
Boston Properties, Inc.	4,530	558,187
Brandywine Realty Trust	34,690	550,877
Brixmor Property Group, Inc.	58,900	898,225
CoreSite Realty Corp.	2,440	244,634
Corporate Office Properties Trust	19,750	510,143
CubeSmart	2,600	73,320
CyrusOne, Inc.	10,790	552,556
Dexus (Australia)	73,831	531,637
Digital Realty Trust, Inc.	9,070	955,797
Douglas Emmett, Inc.	7,730	284,155
EastGroup Properties, Inc.	13,002	1,074,745
Equinix, Inc.	3,334	1,394,079
Equity Commonwealth*	1,028	31,529
Equity LifeStyle Properties, Inc.	5,340	468,692
Equity Residential	18,540	1,142,435
Essex Property Trust, Inc.	2,530	608,920
Federal Realty Investment Trust	6,730	781,420
Goodman Group (Australia)	117,605	764,681
HCP, Inc.	8,613	200,080

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Highwoods Properties, Inc.	10,150	$ 444,773
Host Hotels & Resorts, Inc.	20,700	385,848
Invitation Homes, Inc.	32,030	731,245
Iron Mountain, Inc.	20,860	685,460
JBG SMITH Properties	4,340	146,301
Kimco Realty Corp.	52,700	758,880
Life Storage, Inc.	1,870	156,182
MGM Growth Properties LLC (Class A Stock)	6,640	176,226
Mid-America Apartment Communities, Inc.	19,360	1,766,406
National Retail Properties, Inc.	13,717	538,529
Outfront Media, Inc.	58,035	1,087,576
Park Hotels & Resorts, Inc.	12,471	336,966
Pebblebrook Hotel Trust(a)	17,316	594,805
Prologis, Inc.	19,424	1,223,518
Public Storage	10,400	2,084,057
Rayonier, Inc.	29,766	1,047,168
Rexford Industrial Realty, Inc.	5,460	157,193
RLJ Lodging Trust	48,699	946,709
SBA Communications Corp.*	1,210	206,813
Sunstone Hotel Investors, Inc.	26,350	401,047
VEREIT, Inc.	48,970	340,831
VICI Properties, Inc.	12,734	233,287
Vornado Realty Trust	2,430	163,539
Washington Real Estate Investment Trust	3,090	84,357
Welltower, Inc.	5,790	315,150
Weyerhaeuser Co.	29,990	1,049,650
Xenia Hotels & Resorts, Inc.	10,390	204,891

		31,585,170

Food & Staples Retailing — 0.4%
CVS Health Corp.	48,862	3,039,705
Kroger Co. (The)	60,516	1,448,753
Magnit PJSC (Russia), GDR	18,320	337,729
Performance Food Group Co.*	21,224	633,536
President Chain Store Corp. (Taiwan)	76,000	769,133
Raia Drogasil SA (Brazil)	14,630	331,157
Seven & i Holdings Co. Ltd. (Japan)	25,000	1,070,808
Shoprite Holdings Ltd. (South Africa)	26,450	564,677
Walgreens Boots Alliance, Inc.	14,900	975,503
Wal-Mart de Mexico SAB de CV (Mexico)	176,040	447,943
Wesfarmers Ltd. (Australia)	17,793	570,173
X5 Retail Group NV (Russia), GDR*	3,978	133,661

		10,322,778

Food Products — 0.3%
Dali Foods Group Co. Ltd. (China), 144A	110,500	91,149
Mondelez International, Inc. (Class A Stock)	50,133	2,092,050
Nestle SA (Switzerland)	35,126	2,776,413
Post Holdings, Inc.*(a)	14,600	1,106,096
Ros Agro PLC (Russia), GDR	6,184	64,066
Tiger Brands Ltd. (South Africa)	11,900	372,450
WH Group Ltd. (Hong Kong), 144A	435,500	466,632

		6,968,856

Gas Utilities — 0.0%
Tokyo Gas Co. Ltd. (Japan)	12,500	334,002

Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp.*	48,040	1,312,453

A889

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
DENTSPLY SIRONA, Inc.	2,705	$ 136,089
DexCom, Inc.*(a)	5,800	430,128
Essilor International Cie Generale d’Optique SA (France)	8,582	1,157,719
ICU Medical, Inc.*	1,910	482,084
Intuitive Surgical, Inc.*	2,868	1,183,996
Koninklijke Philips NV (Netherlands)	17,297	662,338
Medtronic PLC	22,191	1,780,162
Olympus Corp. (Japan)	12,900	493,284
West Pharmaceutical Services, Inc.	6,967	615,116

		8,253,369

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*(a)	30,502	1,195,068
Aetna, Inc.	15,857	2,679,833
AmerisourceBergen Corp.	8,763	755,458
Cigna Corp.	2,600	436,123
Encompass Health Corp.	11,985	685,182
Fresenius Medical Care AG & Co. KGaA (Germany)	11,194	1,143,275
HCA Healthcare, Inc.	9,400	911,800
HealthEquity, Inc.*(a)	5,127	310,389
Magellan Health, Inc.*	2,801	299,987
Molina Healthcare, Inc.*	2,802	227,466
Premier, Inc. (Class A Stock)*	7,833	245,251
Qualicorp SA (Brazil)	14,162	96,002
UnitedHealth Group, Inc.	46,236	9,894,504
WellCare Health Plans, Inc.*	1,870	362,088

		19,242,426

Health Care Technology — 0.1%
Cotiviti Holdings, Inc.*	9,286	319,810
Evolent Health, Inc. (Class A Stock)*(a)	37,495	534,304
Medidata Solutions, Inc.*(a)	5,164	324,351
Teladoc, Inc.*(a)	13,769	554,891
Veeva Systems, Inc. (Class A Stock)*	12,333	900,556

		2,633,912

Hotels, Restaurants & Leisure — 0.4%
Accor SA (France)	26,228	1,416,965
Belmond Ltd. (United Kingdom) (Class A Stock)*	11,420	127,333
Brinker International, Inc.(a)	21,300	768,929
Caesars Entertainment Corp.*	5,466	61,493
Hilton Grand Vacations, Inc.*	23,260	1,000,645
Hilton Worldwide Holdings, Inc.	31,257	2,461,801
InterContinental Hotels Group PLC (United Kingdom)	10,392	622,610
La Quinta Holdings, Inc.*	35,900	678,869
Monarch Casino & Resort, Inc.*	4,672	197,579
Papa John’s International, Inc.(a)	6,643	380,644
Sands China Ltd. (Macau)	276,000	1,499,876
Sodexo SA (France)	6,917	696,183
Whitbread PLC (United Kingdom)	4,451	231,038

		10,143,965

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	45,534	338,832
D.R. Horton, Inc.	31,258	1,370,350

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Electrolux AB (Sweden) (Class B Stock)	20,815	$ 657,328
Haier Electronics Group Co. Ltd. (Hong Kong)*	69,000	247,376
Lennar Corp. (Class A Stock)	34,483	2,032,428
Lennar Corp. (Class B Stock)	246	11,732
LG Electronics, Inc. (South Korea)	4,230	436,437
Mohawk Industries, Inc.*	11,064	2,569,282
MRV Engenharia e Participacoes SA (Brazil)	58,026	286,312
Panasonic Corp. (Japan)	72,600	1,042,572
Persimmon PLC (United Kingdom)	28,172	999,885
Sony Corp. (Japan)	8,800	432,963
Taylor Morrison Home Corp. (Class A Stock)*	2,510	58,433
Taylor Wimpey PLC (United Kingdom)	184,115	476,985

		10,960,915

Household Products — 0.1%
Energizer Holdings, Inc.(a)	10,650	634,527
Procter & Gamble Co. (The)	15,542	1,232,170
Spectrum Brands Holdings, Inc.	5,721	593,268
Unilever Indonesia Tbk PT (Indonesia)	75,800	273,426

		2,733,391

Independent Power & Renewable Electricity Producers — 0.0%
Dynegy, Inc.*	250	3,380
Electric Power Development Co. Ltd. (Japan)	7,300	188,164
Vistra Energy Corp.*	3,688	76,821

		268,365

Industrial Conglomerates — 0.3%
Bidvest Group Ltd. (The) (South Africa)	31,990	607,075
Carlisle Cos., Inc.	11,400	1,190,273
CK Hutchison Holdings Ltd. (Hong Kong)	201,000	2,415,069
Fosun International Ltd. (China)	203,000	445,396
Honeywell International, Inc.	10,800	1,560,708
Jardine Matheson Holdings Ltd. (Hong Kong)	14,100	868,931
KOC Holding A/S (Turkey)	45,390	187,805
LG Corp. (South Korea)	2,839	233,042
Siemens AG (Germany)	6,558	836,784

		8,345,083

Insurance — 2.0%
AIA Group Ltd. (Hong Kong)	678,800	5,802,843
Alleghany Corp.	903	554,839
Allianz SE (Germany)	21,489	4,857,749
American International Group, Inc.	79,368	4,319,207
Assicurazioni Generali SpA (Italy)	41,763	802,779
Aviva PLC (United Kingdom)	320,198	2,234,685
AXA SA (France)	85,824	2,281,463
Brighthouse Financial, Inc.*(a)	19,246	989,244
Chubb Ltd.	8,442	1,154,612
CNO Financial Group, Inc.	15,400	333,717
Fairfax Financial Holdings Ltd. (Canada)	1,278	647,824
Hannover Rueck SE (Germany)	6,318	861,979
Hartford Financial Services Group, Inc. (The)	59,181	3,049,005

A890

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
HDFC Standard Life Insurance Co. Ltd. (India), 144A	76,160	$ 535,440
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	5,171	191,794
Kinsale Capital Group, Inc.	4,000	205,320
Loews Corp.	48,600	2,416,878
Marsh & McLennan Cos., Inc.	4,500	371,655
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	222,000	392,280
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	403,500	4,160,359
Principal Financial Group, Inc.	1,300	79,183
ProAssurance Corp.	6,890	334,510
Progressive Corp. (The)	21,726	1,323,765
Prudential PLC (United Kingdom)	141,014	3,523,745
RLI Corp.	2,503	158,665
Sanlam Ltd. (South Africa)	69,060	498,905
Swiss Re AG (Switzerland)	27,443	2,801,017
T&D Holdings, Inc. (Japan)	46,400	738,047
Tokio Marine Holdings, Inc. (Japan)	17,000	770,829
Travelers Cos., Inc. (The)	10,500	1,458,030
Unum Group	15,000	714,150
Zurich Insurance Group AG (Switzerland)*	1,227	404,741

		48,969,259

Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.*	8,906	12,890,010
Booking Holdings, Inc.*	769	1,599,820
Expedia Group, Inc.	6,300	695,583
JD.com, Inc. (China), ADR*	17,150	694,404
Netflix, Inc.*	7,481	2,209,513
Wayfair, Inc. (Class A Stock)*(a)	9,214	622,221

		18,711,551

Internet Software & Services — 1.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	20,027	3,675,756
Alphabet, Inc. (Class A Stock)*	6,257	6,489,385
Alphabet, Inc. (Class C Stock)*	8,891	9,173,645
Baidu, Inc. (China), ADR*	7,982	1,781,503
Cision Ltd.*(a)	24,011	277,807
Facebook, Inc. (Class A Stock)*	27,022	4,317,845
GoDaddy, Inc. (Class A Stock)*	26,995	1,658,033
GrubHub, Inc.*(a)	6,670	676,805
Instructure, Inc.*	7,035	296,525
MercadoLibre, Inc. (Argentina)	1,390	495,382
NetEase, Inc. (China), ADR	1,871	524,610
Q2 Holdings, Inc.*	10,186	463,972
Tencent Holdings Ltd. (China)	128,600	6,903,193
YY, Inc. (China), ADR*	2,904	305,501

		37,039,962

IT Services — 1.3%
Accenture PLC (Class A Stock)	20,131	3,090,108
Alliance Data Systems Corp.	2,795	594,944
Capgemini SE (France)	19,934	2,487,257
Cielo SA (Brazil)	62,100	389,553
Cognizant Technology Solutions Corp. (Class A Stock)	6,243	502,562

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
CoreLogic, Inc.*	6,443	$ 291,417
Gartner, Inc.*	10,330	1,215,015
Global Payments, Inc.	18,608	2,075,164
HCL Technologies Ltd. (India)	33,103	492,333
Infosys Ltd. (India), ADR(a)	54,060	964,971
International Business Machines Corp.	9,875	1,515,121
InterXion Holding NV (Netherlands)*	3,900	242,229
Mastercard, Inc. (Class A Stock)	17,394	3,046,733
Nomura Research Institute Ltd. (Japan)	12,000	566,989
Otsuka Corp. (Japan)	13,600	693,366
PayPal Holdings, Inc.*	22,138	1,679,610
Square, Inc. (Class A Stock)*(a)	12,041	592,417
Tata Consultancy Services Ltd. (India)	28,960	1,269,023
Visa, Inc. (Class A Stock)(a)	58,834	7,037,723
Wirecard AG (Germany)	8,962	1,062,372
Worldpay, Inc. (Class A Stock)*	20,857	1,715,280

		31,524,187

Leisure Products — 0.0%
Acushnet Holdings Corp.(a)	17,978	415,112
Brunswick Corp.	9,489	563,552
Malibu Boats, Inc. (Class A Stock)*	2,381	79,073

		1,057,737

Life Sciences Tools & Services — 0.1%
Evotec AG (Germany)*(a)	38,097	749,366
Illumina, Inc.*	5,890	1,392,514
Thermo Fisher Scientific, Inc.	6,316	1,304,001

		3,445,881

Machinery — 1.4%
Allison Transmission Holdings, Inc.	6,626	258,812
Altra Industrial Motion Corp.(a)	6,698	307,773
Atlas Copco AB (Sweden) (Class A Stock)	41,286	1,793,125
Cargotec OYJ (Finland) (Class B Stock)	8,405	447,772
Caterpillar, Inc.	22,614	3,332,851
Deere & Co.	7,970	1,237,900
DMG Mori Co. Ltd. (Japan)	29,200	550,152
Douglas Dynamics, Inc.	5,700	247,095
Dover Corp.	11,800	1,158,996
Evoqua Water Technologies Corp.*	8,799	187,331
FANUC Corp. (Japan)	6,400	1,647,060
Gates Industrial Corp. PLC*	5,310	92,978
Georg Fischer AG (Switzerland)	1,017	1,361,633
Illinois Tool Works, Inc.	5,100	798,966
Ingersoll-Rand PLC	7,312	625,249
John Bean Technologies Corp.	5,131	581,855
Komatsu Ltd. (Japan)	50,300	1,684,998
Kubota Corp. (Japan)	86,600	1,526,551
Lincoln Electric Holdings, Inc.	3,424	307,989
Makita Corp. (Japan)	23,500	1,164,053
Middleby Corp. (The)*(a)	4,800	594,192
Nordson Corp.	2,392	326,125
Oshkosh Corp.	21,635	1,671,736
Parker-Hannifin Corp.	6,935	1,186,093
Proto Labs, Inc.*	2,079	244,386
RBC Bearings, Inc.*	4,401	546,604
SMC Corp. (Japan)	3,274	1,331,860
Snap-on, Inc.	56	8,262

A891

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	11,380	$ 1,743,416
Toro Co. (The)	14,058	877,922
VAT Group AG (Switzerland), 144A*	9,588	1,614,525
Volvo AB (Sweden) (Class B Stock)(a)	101,379	1,855,679
WABCO Holdings, Inc.*	12,057	1,614,071
Wartsila OYJ Abp (Finland)(a)	19,534	431,611
WEG SA (Brazil)	59,560	406,273
Weichai Power Co. Ltd. (China) (Class H Stock)	133,000	150,416

		33,916,310

Media — 0.9%
CBS Corp. (Class B Stock)	18,272	938,998
Charter Communications, Inc. (Class A Stock)*	9,321	2,900,882
Cinemark Holdings, Inc.(a)	14,481	545,499
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	24,058	117,884
Comcast Corp. (Class A Stock)	14,600	498,881
DISH Network Corp. (Class A Stock)*	72,151	2,733,801
Emerald Expositions Events, Inc.(a)	8,398	163,593
Entercom Communications Corp. (Class A Stock)(a)	61,022	588,862
EW Scripps Co. (The) (Class A Stock)(a)	21,600	258,984
I-CABLE Communications Ltd. (Hong Kong)*	15,252	390
ITV PLC (United Kingdom)	253,107	512,356
Naspers Ltd. (South Africa) (Class N Stock)	5,304	1,297,958
Nexstar Media Group, Inc. (Class A Stock)(a)	14,858	988,057
ProSiebenSat.1 Media SE (Germany)	24,787	858,536
Time Warner, Inc.	17,114	1,618,642
Vivendi SA (France)	17,962	465,842
Walt Disney Co. (The)	52,525	5,275,611
WPP PLC (United Kingdom)	116,631	1,853,454

		21,618,230

Metals & Mining — 0.5%
Alrosa PJSC (Russia)	264,488	421,596
AMG Advanced Metallurgical Group NV (Netherlands)	22,346	999,376
Anglo American PLC (United Kingdom)	10,770	250,883
ArcelorMittal (Luxembourg)*	19,888	631,689
BHP Billiton Ltd. (Australia)	126,419	2,802,139
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	53,667	141,884
Evraz PLC (Russia)	21,656	132,058
Glencore PLC (Switzerland)*	360,889	1,793,337
Hoa Phat Group JSC (Vietnam)*	56,060	150,366
Jastrzebska Spolka Weglowa SA (Poland)*	3,361	79,685
KAZ Minerals PLC (Kazakhstan)*	12,010	144,877
KGHM Polska Miedz SA (Poland)	7,156	182,268
Kumba Iron Ore Ltd. (South Africa)	5,388	129,626
Magnitogorsk Iron & Steel Works PJSC (Russia)	154,887	119,683
MMC Norilsk Nickel PJSC (Russia), ADR(a)	27,461	508,990
Outokumpu OYJ (Finland)(a)	76,368	520,810
Rio Tinto Ltd. (United Kingdom)	36,066	2,043,219
Rio Tinto PLC (United Kingdom)	17,798	903,141

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Severstal PJSC (Russia), GDR	10,682	$ 161,191
United Co. RUSAL PLC (Russia)	155,000	94,504
Vale SA (Brazil), ADR(a)	90,753	1,154,378
Vedanta Ltd. (India)	56,367	240,927

		13,606,627

Multiline Retail — 0.2%
Kohl’s Corp.(a)	21,200	1,388,812
Lojas Renner SA (Brazil)	51,910	536,954
Marui Group Co. Ltd. (Japan)(a)	45,900	925,591
Nordstrom, Inc.(a)	19,700	953,677

		3,805,034

Multi-Utilities — 0.1%
Engie SA (France)	46,966	784,262
NorthWestern Corp.	8,220	442,236
Public Service Enterprise Group, Inc.	4,600	231,104
Sempra Energy	2,400	266,928

		1,724,530

Oil, Gas & Consumable Fuels — 1.9%
Apache Corp.(a)	11,200	430,975
BP PLC (United Kingdom)	165,702	1,117,675
Cabot Oil & Gas Corp.	37,140	890,617
Chevron Corp.	7,832	893,161
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	86,500	217,092
CNOOC Ltd. (China)	974,000	1,442,191
Concho Resources, Inc.*	12,376	1,860,484
ConocoPhillips	22,900	1,357,741
Diamondback Energy, Inc.*	8,569	1,084,150
EOG Resources, Inc.	42,086	4,430,393
EQT Corp.	20,300	964,453
Exxon Mobil Corp.	34,700	2,588,967
Inpex Corp. (Japan)	62,700	778,065
Kinder Morgan, Inc.	86,400	1,301,184
LUKOIL PJSC (Russia), ADR	9,260	638,013
Marathon Petroleum Corp.	20,400	1,491,444
MOL Hungarian Oil & Gas PLC (Hungary)	21,731	237,100
Neste OYJ (Finland)(a)	24,666	1,716,879
Occidental Petroleum Corp.	33,100	2,150,176
Oil Search Ltd. (Australia)	42,860	238,075
Parsley Energy, Inc. (Class A Stock)*	30,013	870,077
PBF Energy, Inc. (Class A Stock)(a)	19,200	650,880
Penn Virginia Corp.*	89	3,119
Penn Virginia Corp. NPV*	1,594	56,109
Phillips 66	13,200	1,266,144
Pioneer Natural Resources Co.	15,815	2,716,701
Polski Koncern Naftowy ORLEN SA (Poland)	12,661	311,629
PTT PCL (Thailand), NVDR	37,600	662,214
Repsol SA (Spain)	155,040	2,755,939
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	142,109	4,496,108
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	45,165	1,453,336
Sabine Oil & Gas Holdings, Inc.*	41	2,009
SK Innovation Co. Ltd. (South Korea)	3,084	612,972
S-Oil Corp. (South Korea)	2,807	317,846

A892

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
SRC Energy, Inc.*(a)	46,433	$ 437,863
Star Petroleum Refining PCL (Thailand), NVDR	314,700	164,523
Tatneft PJSC (Russia), ADR	4,843	305,690
Thai Oil PCL (Thailand), NVDR	77,500	225,898
TOTAL SA (France)	56,216	3,222,287
Ultra Petroleum Corp.*	2,287	9,537
Ultrapar Participacoes SA (Brazil)	29,380	636,465
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	102,000	131,824

		47,138,005

Paper & Forest Products — 0.1%
Fibria Celulose SA (Brazil)	11,224	220,064
KapStone Paper and Packaging Corp.	20,100	689,631
UPM-Kymmene OYJ (Finland)	51,537	1,910,677

		2,820,372

Personal Products — 0.2%
Coty, Inc. (Class A Stock)(a)	45,987	841,562
Kao Corp. (Japan)	12,700	953,433
Unilever NV (United Kingdom), CVA	12,768	720,696
Unilever PLC (United Kingdom)	51,658	2,865,078

		5,380,769

Pharmaceuticals — 2.0%
Allergan PLC	7,700	1,295,833
AstraZeneca PLC (United Kingdom)	5,330	366,390
Bayer AG (Germany)	25,186	2,839,315
Bristol-Myers Squibb Co.	6,176	390,631
Catalent, Inc.*	14,792	607,360
GlaxoSmithKline PLC (United Kingdom)	59,255	1,150,791
Jazz Pharmaceuticals PLC*	8,440	1,274,356
Johnson & Johnson	58,114	7,447,309
Kyowa Hakko Kirin Co. Ltd. (Japan)	13,600	295,359
Lupin Ltd. (India)	18,880	214,100
Merck & Co., Inc.	55,151	3,004,075
Novartis AG (Switzerland)	97,159	7,858,305
Novo Nordisk A/S (Denmark) (Class B Stock)	83,050	4,084,886
Otsuka Holdings Co. Ltd. (Japan)	18,200	912,906
Pfizer, Inc.	219,232	7,780,544
Prestige Brands Holdings, Inc.*(a)	8,336	281,090
Revance Therapeutics, Inc.*	19,467	599,584
Roche Holding AG (Switzerland)	23,147	5,309,855
Sanofi (France)	32,639	2,618,959
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	14,390	245,925
TherapeuticsMD, Inc.*(a)	107,323	522,663

		49,100,236

Professional Services — 0.1%
RELX NV (United Kingdom)	66,700	1,382,619

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	51,834	2,447,601
China Overseas Land & Investment Ltd. (China)	334,000	1,171,268
CK Asset Holdings Ltd. (Hong Kong)	230,000	1,940,986
Country Garden Holdings Co. Ltd. (China)	189,000	394,596

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
HFF, Inc. (Class A Stock)	6,568	$ 326,430
Mitsui Fudosan Co. Ltd. (Japan)	41,200	994,620
Realogy Holdings Corp.(a)	10,536	287,422
St. Joe Co. (The)*	2,290	43,167
Willscot Corp.*	12,060	164,619

		7,770,709

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	3,000	572,528
Knight-Swift Transportation Holdings, Inc.	5,076	233,547
Landstar System, Inc.	3,387	371,385
Norfolk Southern Corp.	25,696	3,489,003
Old Dominion Freight Line, Inc.	11,801	1,734,393
Tokyu Corp. (Japan)	48,800	768,467
Union Pacific Corp.	18,525	2,490,316
West Japan Railway Co. (Japan)	9,700	687,699

		10,347,338

Semiconductors & Semiconductor Equipment — 1.8%
AIXTRON SE (Germany)*	33,191	642,247
ams AG (Austria)*	8,508	893,428
Analog Devices, Inc.	40,899	3,727,126
Applied Materials, Inc.	24,610	1,368,562
ASML Holding NV (Netherlands)	28,881	5,726,923
BE Semiconductor Industries NV (Netherlands)	18,814	1,929,948
Broadcom Ltd.	8,654	2,039,315
Cabot Microelectronics Corp.	6,326	677,578
Cavium, Inc.*	16,986	1,348,349
Daqo New Energy Corp. (China), ADR*	3,010	147,340
Infineon Technologies AG (Germany)	61,492	1,653,720
Macronix International (Taiwan)*	261,000	447,163
Microchip Technology, Inc.(a)	23,301	2,128,779
Nanya Technology Corp. (Taiwan)	47,000	150,592
NVIDIA Corp.	20,332	4,708,688
Phison Electronics Corp. (Taiwan)	10,000	104,914
PSK, Inc. (South Korea)	3,287	79,035
QUALCOMM, Inc.	13,600	753,576
Renesas Electronics Corp. (Japan)*	26,900	270,420
Silicon Works Co. Ltd. (South Korea)	1,542	55,496
Siltronic AG (Germany)*	8,218	1,409,492
SK Hynix, Inc. (South Korea)	9,097	696,939
STMicroelectronics NV (Switzerland)	64,493	1,435,212
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	149,214	6,529,605
TES Co. Ltd. (South Korea)	2,374	66,078
Texas Instruments, Inc.	35,944	3,734,222
Tokyo Electron Ltd. (Japan)	6,100	1,128,446
Winbond Electronics Corp. (Taiwan)	154,000	104,946

		43,958,139

Software — 1.4%
Adobe Systems, Inc.*	9,007	1,946,233
Aspen Technology, Inc.*	5,878	463,715
Avaya Holdings Corp.*	10,696	239,591
Blackbaud, Inc.(a)	4,133	420,781
Dassault Systemes SE (France)	9,205	1,251,821
Electronic Arts, Inc.*	16,806	2,037,559
Guidewire Software, Inc.*(a)	14,858	1,200,972

A893

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
IGG, Inc. (Singapore)	354,000	$ 491,855
Manhattan Associates, Inc.*(a)	7,245	303,421
Microsoft Corp.	121,559	11,094,690
MicroStrategy, Inc. (Class A Stock)*	1,807	233,085
NCSoft Corp. (South Korea)	848	328,159
Nintendo Co. Ltd. (Japan)	1,000	444,273
Oracle Corp.	54,779	2,506,139
PearlAbyss Corp. (South Korea)*	640	131,409
Red Hat, Inc.*	7,285	1,089,180
SailPoint Technologies Holding, Inc.*	7,611	157,472
salesforce.com, Inc.*	18,545	2,156,784
SAP SE (Germany)	35,858	3,764,444
ServiceNow, Inc.*	10,040	1,661,118
Splunk, Inc.*	14,572	1,433,739
Tableau Software, Inc. (Class A Stock)*	4,529	366,034
Take-Two Interactive Software, Inc.*	7,347	718,390
Tyler Technologies, Inc.*	2,245	473,605
Workday, Inc. (Class A Stock)*(a)	2,809	357,052

		35,271,521

Specialty Retail — 0.6%
AutoZone, Inc.*	5,969	3,872,031
Best Buy Co., Inc.	9,000	629,909
Chico’s FAS, Inc.	15,859	143,365
Dick’s Sporting Goods, Inc.(a)	18,900	662,445
Dixons Carphone PLC (United Kingdom)	74,287	194,252
Gap, Inc. (The)	19,100	595,920
Home Depot, Inc. (The)	19,271	3,434,863
Industria de Diseno Textil SA (Spain)	48,697	1,530,970
Mr. Price Group Ltd. (South Africa)	11,780	283,283
Murphy USA, Inc.*(a)	9,900	720,720
Nebraska Book Holdings, Inc.*	1,680	50
O’Reilly Automotive, Inc.*	4,066	1,005,847
Tiffany & Co.	6,900	673,854
Ulta Beauty, Inc.*	1,943	396,897
Zhongsheng Group Holdings Ltd. (China)	43,500	119,506

		14,263,912

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	78,367	13,148,415
Catcher Technology Co. Ltd. (Taiwan)	30,000	377,097
Hewlett Packard Enterprise Co.	45,800	803,332
Logitech International SA (Switzerland)	30,208	1,108,783
Samsung Electronics Co. Ltd. (South Korea)	2,057	4,806,132
Samsung Electronics Co. Ltd. (South Korea), GDR	2,437	2,792,802

		23,036,561

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	3,037	738,895
Burberry Group PLC (United Kingdom)	94,421	2,250,661
Carter’s, Inc.	3,821	397,766
Cie Financiere Richemont SA (Switzerland)	26,678	2,397,335
Columbia Sportswear Co.	11,400	871,301
Gildan Activewear, Inc. (Canada)	24,981	721,701
Kering SA (France)	3,027	1,451,803
LVMH Moet Hennessy Louis Vuitton SE (France)	6,365	1,961,524

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	27,259	$ 1,811,088

		12,602,074

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	105,114	2,960,863

Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	73,630	4,256,310
ITC Ltd. (India)	211,140	832,440
Japan Tobacco, Inc. (Japan)	24,200	691,322
KT&G Corp. (South Korea)	5,878	552,913
Philip Morris International, Inc.	20,682	2,055,791

		8,388,776

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	5,014	365,521
Brenntag AG (Germany)	12,996	773,680
Fastenal Co.(a)	39,625	2,163,129
Ferguson PLC (Switzerland)	33,126	2,491,395
Mitsubishi Corp. (Japan)	43,700	1,176,363
Watsco, Inc.	1,126	203,772

		7,173,860

Transportation Infrastructure — 0.0%
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	122,000	124,606

Water Utilities — 0.0%
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	5,401	78,705

Wireless Telecommunication Services — 0.2%
Goodman Networks, Inc.*^	3,993	—
KDDI Corp. (Japan)	13,700	352,836
Mobile TeleSystems PJSC (Russia), ADR	31,158	354,890
MTN Group Ltd. (South Africa)	29,280	294,502
NII Holdings, Inc.*	8,909	18,798
T-Mobile US, Inc.*	15,004	915,844
Turkcell Iletisim Hizmetleri A/S (Turkey)	96,565	370,035
Vodafone Group PLC (United Kingdom)	1,210,376	3,311,619

		5,618,524
TOTAL COMMON STOCKS (cost $831,881,726)		933,832,763

PREFERRED STOCKS — 1.4%

Banks — 0.4%
Bank of America Corp., Series L, CVT, 7.250%	2,221	2,863,868
Itau Unibanco Holding SA (Brazil) (PRFC)	70,730	1,106,331
Itau Unibanco Holding SA (Brazil) (PRFC), ADR(a)	133,612	2,084,346
Wells Fargo & Co., Series L, CVT, 7.500%	2,713	3,499,770

		9,554,315

Consumer Finance — 0.3%
Mandatory Exchangeable Trust (China), CVT, 144A, 5.750%	41,701	8,613,613

A894

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2 (CVT), 7.624%	3,000	$ 77,940

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%(a)	33,117	1,909,526

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., CVT, 6.750%	6,692	625,300

Equity Real Estate Investment Trusts (REITs) — 0.1%
Crown Castle International Corp., Series A, CVT, 6.875%(a)	1,327	1,483,493
Welltower, Inc., Series I, CVT, 6.500%	11,425	635,687

		2,119,180

Food Products — 0.0%
Bunge Ltd., CVT, 4.875%	5,375	585,714

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	47,340	2,766,076

Health Care Providers & Services — 0.1%
Anthem, Inc., CVT, 5.250%	23,316	1,251,137

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	7,443	978,406

Insurance — 0.0%
XLIT Ltd. (Bermuda), Series D, 4.842%	350	350,875

Machinery — 0.1%
Stanley Black & Decker, Inc., CVT, 5.375%(a)	14,086	1,623,059

Metals & Mining — 0.0%
Metalurgica Gerdau SA (Brazil) (PRFC)	68,985	149,611

Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 6.750%	28,085	1,303,425
DTE Energy Co., CVT, 6.500%	10,622	553,300

		1,856,725

Oil, Gas & Consumable Fuels — 0.1%
Hess Corp., CVT, 8.000%	11,716	697,805
Kinder Morgan, Inc., Series A, CVT, 9.750%(a)	19,303	600,130

		1,297,935

Pharmaceuticals — 0.0%
Teva Pharmaceutical Industries Ltd. (Israel), CVT, 7.000%	1,521	500,592

Wireless Telecommunication Services — 0.0%

Goodman Networks, Inc.*^	4,751	15,821
TOTAL PREFERRED STOCKS (cost $31,763,119)		34,275,825

	Units	Value
RIGHTS* — 0.0%
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., expiring 01/23/27^	12,314	$ 8,620

Media — 0.0%
Media General, Inc., CVR^	42,900	2,102

TOTAL RIGHTS (cost $ — )		10,722

WARRANTS* — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Sabine Oil & Gas Holdings, Inc., expiring 12/31/18	133	865
Sabine Oil & Gas Holdings, Inc., expiring 12/31/18	23	127

		992

Specialty Retail — 0.0%
Nebraska Book Holdings, Inc., Series A, expiring 06/29/19^	1,980	—
Nebraska Book Holdings, Inc., Series B, expiring 06/29/19^	4,243	—

		—

Transportation — 0.0%
Jack Cooper, expiring 10/27/29^	117	—
TOTAL WARRANTS (cost $1,070)		992

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.7%
Automobiles — 0.7%
Credit Acceptance Auto Loan Trust,
Series 2017-2A, Class B, 144A
3.020%	04/15/26	1,200	1,180,309
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	1,250	1,248,173
Series 2016-4A, Class D, 144A
3.770%	10/17/22	3,300	3,274,309
Exeter Automobile Receivables Trust,
Series 2014-3A, Class D, 144A
5.690%	04/15/21	2,350	2,408,037
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,730	1,726,441
Flagship Credit Auto Trust,
Series 2016-4, Class A1, 144A
1.470%	03/16/20	112	112,092
Ford Credit Auto Owner Trust,
Series 2015-B, Class B
2.040%	10/15/20	307	305,084
Series 2016-A, Class A3
1.390%	07/15/20	74	73,953
Hertz Vehicle Financing II LP,
Series 2018-1A, Class A, 144A
3.290%	02/25/24	3,850	3,801,578

A895

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	3,080	$ 3,072,263

			17,202,239

Consumer Loans — 0.1%
CLUB Credit Trust,
Series 2017-NP1, Class B, 144A
3.170%	04/17/23	1,150	1,148,981
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	194	193,414
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	800	781,844
Springleaf Funding Trust,
Series 2017-AA, Class B, 144A
3.100%	07/15/30	115	112,984

			2,237,223

Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2014-1, Class A, 1 Month LIBOR + 0.370%
2.147%(c)	12/15/21	126	126,345
Series 2017-8, Class A, 1 Month LIBOR + 0.120%
1.897%(c)	05/16/22	346	345,838
Capital One Multi-Asset Execution Trust,
Series 2014-A3, Class A3, 1 Month LIBOR + 0.380%
2.157%(c)	01/18/22	279	279,680
Series 2014-A4, Class A4, 1 Month LIBOR + 0.360%
2.137%(c)	06/15/22	491	492,310
Series 2016-A1, Class A1, 1 Month LIBOR + 0.450%
2.227%(c)	02/15/22	228	228,707
Citibank Credit Card Issuance Trust,
Series 2013-A7, Class A7, 1 Month LIBOR + 0.430%
2.170%(c)	09/10/20	219	219,350
Series 2017-A1, Class A1, 1 Month LIBOR + 0.250%
2.058%(c)	01/19/21	100	100,127
Series 2017-A4, Class A4, 1 Month LIBOR + 0.220%
1.922%(c)	04/07/22	250	250,151
Discover Card Execution Note Trust,
Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%
2.207%(c)	07/15/21	520	521,265

			2,563,773

Home Equity Loans — 0.4%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	106	108,297
Series 2005-1, Class M1, 1 Month LIBOR + 0.710%
2.577%(c)	04/25/35	2,281	2,286,722
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP2, Class A2D, 1 Month LIBOR + 0.280%
2.152%(c)	03/25/36	72	72,455
Series 2006-FM1, Class A2B, 1 Month LIBOR + 0.090%
1.962%(c)	07/25/36	332	114,078
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class A2, 1 Month LIBOR + 0.780%
2.652%(c)	03/25/34	734	732,268

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Asset-Backed Funding Certificates Trust,
Series 2006-OPT2, Class A2, 1 Month LIBOR + 0.140%
2.012%(c)	10/25/36	287	$ 266,709
Countrywide Asset-Backed Certificates Trust,
Series 2007-2, Class 2A3, 1 Month LIBOR + 0.140%
2.012%(c)	08/25/37	150	145,173
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1, 1 Month LIBOR + 0.100%
1.972%(c)	03/25/47	89	48,421
Home Equity Asset Trust,
Series 2005-9, Class 2A4, 1 Month LIBOR + 0.340%
2.212%(c)	04/25/36	59	59,193
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4, 1 Month LIBOR + 0.150%
2.022%(c)	08/25/36	39	38,889
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2, 1 Month LIBOR + 0.110%
1.982%(c)	11/25/36	90	43,841
Series 2006-HE4, Class A3, 1 Month LIBOR + 0.150%
2.022%(c)	11/25/36	115	56,418
Series 2006-NC3, Class A1, 1 Month LIBOR + 0.130%
2.002%(c)	10/25/36	161	100,277
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-SD3, Class M1, 1 Month LIBOR + 1.050%, 144A
2.922%(c)	06/25/34	31	31,169
Series 2007-HE7, Class A2B, 1 Month LIBOR + 1.000%
2.872%(c)	07/25/37	71	68,963
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%
2.052%(c)	06/25/37	89	88,883
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE1, Class M1, 1 Month LIBOR + 0.410%
2.282%(c)	02/25/36	47	47,385
NovaStar Mortgage Funding Trust,
Series 2003-1, Class A2, 1 Month LIBOR + 0.780%
2.652%(c)	05/25/33	1,071	1,067,934
Series 2003-4, Class M1, 1 Month LIBOR + 1.070%
2.937%(c)	02/25/34	1,587	1,577,818
Series 2006-4, Class A2C, 1 Month LIBOR + 0.150%
2.022%(c)	09/25/36	182	103,204
Series 2006-4, Class A2D, 1 Month LIBOR + 0.250%
2.122%(c)	09/25/36	72	41,170
Series 2007-1, Class A1A, 1 Month LIBOR + 0.130%
2.002%(c)	03/25/37	301	229,506
Option One Mortgage Loan Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.740%
2.607%(c)	08/25/35	50	49,976
RASC Trust,
Series 2004-KS5, Class AI5
4.902%(cc)	06/25/34	223	226,550
Series 2005-KS2, Class M1, 1 Month LIBOR + 0.650%
2.517%(c)	03/25/35	39	39,412
Saxon Asset Securities Trust,
Series 2001-3, Class AV1, 1 Month LIBOR + 0.540%
2.412%(c)	09/25/31	54	53,496
Soundview Home Loan Trust,
Series 2006-1, Class A4, 1 Month LIBOR + 0.300%
2.172%(c)	02/25/36	102	102,027

A896

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Series 2006-EQ1, Class A3, 1 Month LIBOR + 0.160%
2.032%(c)	10/25/36	171	$ 169,671
Series 2006-OPT1, Class 1A1, 1 Month LIBOR + 0.180%
2.052%(c)	03/25/36	378	375,804
Series 2006-OPT2, Class A3, 1 Month LIBOR + 0.180%
2.052%(c)	05/25/36	91	90,878
Series 2006-OPT3, Class 1A1, 1 Month LIBOR + 0.160%
2.027%(c)	06/25/36	542	538,776
Series 2006-OPT4, Class 1A1, 1 Month LIBOR + 0.150%
2.022%(c)	06/25/36	338	334,744
Series 2007-1, Class 2A3, 1 Month LIBOR + 0.170%
2.042%(c)	03/25/37	101	100,747
Series 2007-OPT3, Class 2A3, 1 Month LIBOR + 0.180%
2.052%(c)	08/25/37	78	75,358
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL1, Class A2
3.450%	02/25/32	76	75,142
Terwin Mortgage Trust,
Series 2006-3, Class 2A2, 1 Month LIBOR + 0.210%, 144A
2.082%(c)	04/25/37	96	94,104

			9,655,458

Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	561	628,078

			628,078

Other — 0.4%
Golden Bear LLC,
Series 2016-1A, Class A, 144A
3.750%	09/20/47	2,107	2,075,421
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	900	895,704
Series 2017-SFR2, Class A, 144A
2.897%	12/17/34	4,900	4,833,105
Vantage Data Centers Issuer LLC,
Series 2018-1A, Class A2, 144A
4.072%	02/16/43	1,998	2,030,634
Velocity Commercial Capital Loan Trust,
Series 2016-1, Class M5, 144A
7.780%(cc)	04/25/46	43	46,596
Series 2016-2, Class AFX
2.997%(cc)	10/25/46	167	166,338
Series 2017-1, Class M3, 144A
5.350%(cc)	05/25/47	100	101,768
Series 2017-2, Class M4, 144A
5.000%(cc)	11/25/47	98	96,841
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	812	807,002

			11,053,409

Residential Mortgage-Backed Securities — 1.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A, 1 Month LIBOR + 0.900%
2.772%(c)	12/25/33	123	122,770

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Carrington Mortgage Loan Trust,
Series 2006-FRE2, Class A2, 1 Month LIBOR + 0.120%
1.992%(c)	10/25/36	167	$ 122,402
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.150%
2.022%(c)	06/25/36	171	169,011
Series 2007-FRE1, Class A2, 1 Month LIBOR + 0.200%
2.072%(c)	02/25/37	133	131,646
Series 2007-RFC1, Class A2, 1 Month LIBOR + 0.100%
1.972%(c)	12/25/36	74	73,708
Countrywide Asset-Backed Certificates,
Series 2005-AB4, Class 2A1, 1 Month LIBOR + 0.270%
2.142%(c)	03/25/36	2,324	2,130,187
Series 2006-8, Class 2A3, 1 Month LIBOR + 0.160%
2.032%(c)	01/25/46	164	162,775
Countrywide Asset-Backed Certificates Trust,
Series 2005-16, Class MV1, 1 Month LIBOR + 0.460%
2.332%(c)	05/25/36	2,000	1,966,673
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%
2.032%(c)	09/25/46	127	124,955
Series 2006-14, Class 2A2, 1 Month LIBOR + 0.150%
2.022%(c)	02/25/37	61	60,487
Series 2006-17, Class 2A2, 1 Month LIBOR + 0.150%
2.022%(c)	03/25/47	161	155,062
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160%
2.032%(c)	03/25/37	318	313,590
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB8, Class A1, 1 Month LIBOR + 0.140%
2.012%(c)	10/25/36	174	156,321
Ellington Loan Acquisition Trust,
Series 2007-2, Class A2E, 1 Month LIBOR + 1.100%, 144A
2.972%(c)	05/25/37	49	49,311
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(cc)	09/25/33	71	71,931
FBR Securitization Trust,
Series 2005-5, Class M1, 1 Month LIBOR + 0.690%
2.562%(c)	11/25/35	144	142,659
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3, 1 Month LIBOR + 0.270%
2.142%(c)	07/25/36	62	35,509
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, 1 Month LIBOR + 1.800%
3.464%(c)	10/25/33	2,362	2,389,739
Series 2006-FF8, Class IA1, 1 Month LIBOR + 0.140%
2.012%(c)	07/25/36	260	257,437
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140%
2.012%(c)	09/25/36	32	32,032
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160%
2.032%(c)	10/25/36	185	180,283
Fremont Home Loan Trust,
Series 2006-1, Class 1A1, 1 Month LIBOR + 0.160%
2.027%(c)	04/25/36	210	208,277
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	59	58,925

A897

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
GSAMP TRUST,
Series 2002-HE2, Class A2, 1 Month LIBOR + 1.040%, 144A
2.862%(c)	10/20/32	49	$ 49,502
GSAMP Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.740%
2.607%(c)	09/25/35	76	74,555
Series 2006-FM1, Class A1, 1 Month LIBOR + 0.160%
2.032%(c)	04/25/36	205	159,373
Series 2006-FM2, Class A2C, 1 Month LIBOR + 0.150%
2.022%(c)	09/25/36	60	29,321
Series 2006-HE3, Class A2C, 1 Month LIBOR + 0.160%
2.032%(c)	05/25/46	212	208,602
Series 2007-HE1, Class A2C, 1 Month LIBOR + 0.150%
2.022%(c)	03/25/47	297	289,645
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130%
2.002%(c)	08/25/36	183	166,405
Series 2006-C, Class 3A3, 1 Month LIBOR + 0.150%
2.022%(c)	08/25/36	91	87,765
Series 2006-E, Class 2A3, 1 Month LIBOR + 0.170%
2.042%(c)	04/25/37	201	144,834
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 1A1, 1 Month LIBOR + 1.000%
2.872%(c)	10/25/37	252	254,944
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B, 1 Month LIBOR + 0.160%
2.032%(c)	08/25/36	196	184,652
Ownit Mortgage Loan Trust,
Series 2006-1, Class AV, 1 Month LIBOR + 0.230%
2.102%(c)	12/25/35	168	166,158
People’s Choice Home Loan Securities Trust,
Series 2005-4, Class 1A2, 1 Month LIBOR + 0.520%
2.392%(c)	12/25/35	57	55,556
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1, 1 Month LIBOR + 0.460%
2.332%(c)	09/25/35	141	140,621
Pretium Mortgage Credit Partners I LLC,
Series 2017-NPL1, Class A1, 144A
3.500%	04/29/32	284	284,052
Series 2017-NPL5, Class A1, 144A
3.327%(cc)	12/30/32	2,743	2,737,237
RAAC Trust,
Series 2007-SP2, Class A2, 1 Month LIBOR + 0.400%
2.272%(c)	06/25/47	47	46,453
RAMP Trust,
Series 2005-EFC6, Class M1, 1 Month LIBOR + 0.620%
2.487%(c)	11/25/35	30	29,741
Series 2006-RZ3, Class M1, 1 Month LIBOR + 0.350%
2.222%(c)	08/25/36	5,060	4,939,380
RASC Trust,
Series 2007-KS3, Class AI3, 1 Month LIBOR + 0.250%
2.122%(c)	04/25/37	111	109,031
Saxon Asset Securities Trust,
Series 2007-1, Class A2C, 1 Month LIBOR + 0.150%
2.022%(c)	01/25/47	141	138,984
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1, 1 Month LIBOR + 0.140%
2.012%(c)	09/25/36	175	125,285

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2007-NC2, Class A2B, 1 Month LIBOR + 0.140%
2.012%(c)	01/25/37	66	$ 46,934
Soundview Home Loan Trust,
Series 2005-2, Class M5, 1 Month LIBOR + 0.990%
2.862%(c)	07/25/35	66	66,627
Series 2005-OPT3, Class A1, 1 Month LIBOR + 0.260%
2.132%(c)	11/25/35	182	181,313
Structured Asset Investment Loan Trust,
Series 2006-2, Class A3, 1 Month LIBOR + 0.360%
2.232%(c)	04/25/36	227	225,421
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC5, Class A4, 1 Month LIBOR + 0.170%
2.042%(c)	12/25/36	49	47,365
Series 2007-WF1, Class A4, 1 Month LIBOR + 0.200%
2.072%(c)	02/25/37	184	180,897
Towd Point Mortgage Trust,
Series 2015-3, Class A4B, 144A
3.500%(cc)	03/25/54	149	149,963
Series 2016-4, Class A1, 144A
2.250%(cc)	07/25/56	230	225,371
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47	2,914	2,907,613
VOLT LXIV LLC,
Series 2017-NP11, Class A1, 144A
3.375%	10/25/47	546	544,892
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-3, Class A2, 1 Month LIBOR + 0.150%
2.022%(c)	01/25/37	62	61,434

			24,175,616

TOTAL ASSET-BACKED SECURITIES (cost $67,552,284)			67,515,796

BANK LOANS — 0.5%
Aerospace & Defense — 0.0%
MacDonald, Dettwiler & Associates. Ltd.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.630%(c)	10/04/24	45	44,984

Chemicals — 0.0%
Chemours Company LLC (The),
New Term Loan B, PRIME + 1.500%
6.250%(c)	05/12/22	123	123,331
Unifrax I LLC,
2017 Incremental Dollar Term Loan, 3 Month LIBOR + 3.500%
5.800%(c)	04/04/24	79	79,297

			202,628

Commercial Services — 0.1%
Camelot US Acquisition I Co.,
2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	10/03/23	47	47,091
5.130%(c)	10/03/23	34	34,100
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%
4.380%(c)	02/28/25	117	116,982
Garda World Security Corp.,
New Incremental Term B Loan, 3 Month LIBOR + 3.500% / Prime + 3.500%
6.690%(c)	05/24/24	85	85,574

A898

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Commercial Services (cont’d.)
6.690%(c)	05/24/24	—(r)	$ 216
Prime Security Services Borrower LLC,
2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%
4.630%(c)	05/02/22	142	142,575
Syniverse Holdings, Inc.,
Tranche C Term Loan, 3 Month LIBOR + 5.000%
6.720%(c)	03/09/23	266	268,937
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	02/06/24	347	330,908

			1,026,383

Commercial Services & Supplies — 0.0%
FGI Operating Co., LLC,
Term B Loan, 1 Month LIBOR + 4.250%
5.900%(c)	04/19/19	582	162,944
UFC Holdings LLC,
Term Loan (Second Lien), 1 Month LIBOR + 7.500%
9.380%(c)	08/18/24	72	72,338

			235,282

Computers — 0.0%
Exela Intermediate LLC,
First Lien Term B Loan, 3 Month LIBOR + 7.500%
9.570%(c)	06/30/23	138	139,402

Construction Materials — 0.0%
Continental Building Products LLC,
Second Lien Closing Date Term Loan, 1 Month LIBOR + 7.750%
4.130%(c)	08/18/23	68	68,997

Consumer Products — 0.0%
Alphabet Holding Co., Inc.,
Closing Date Term Loan, 3 Month LIBOR + 4.000%
5.790%(c)	09/12/24	314	311,201
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.380%(c)	09/26/24	107	99,580
Zodiac Pool Holding SA - Zodiac Pool Solutions North America, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%
6.300%(c)	12/20/23	99	98,814

			509,595

Containers & Packaging — 0.0%
Consolidated Container Co. LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	05/22/24	70	70,386
Consolidated Container Co. LLC
2018 Refinancing Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	05/22/24	15	14,612

			84,998

Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Term B-4 Loan, 3 Month LIBOR + 2.500%
4.800%(c)	10/17/23	72	72,088
Univar USA, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.500%
4.380%(c)	07/01/24	33	33,308

			105,396

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Diversified Financial Services — 0.0%
Dakota Holding Corp.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.550%(c)	02/13/25	67	$ 67,084
Gulf Finance LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.250%
7.560%(c)	08/25/23	238	219,196

			286,280

Electric — 0.0%
Talen Energy Supply LLC,
Senior Secured Initial Term Loan, 1 Month LIBOR + 4.000%
5.880%(c)	04/13/24	556	545,793
Vistra Operations Co. LLC,
2016 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.095%(c)	12/14/23	24	23,904
4.130%(c)	12/14/23	75	75,488
Initial Term C Loan, 1 Month LIBOR + 2.500%
4.380%(c)	08/04/23	36	35,946
Initial Term Loan, 1 Month LIBOR + 2.500%
4.380%(c)	08/04/23	201	202,333

			883,464

Energy — 0.0%
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%^
5.630%(c)	01/30/24	100	100,678
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%^
5.630%(c)	01/30/24	6	6,393

			107,071

Entertainment — 0.0%
CityCenter Holdings LLC,
Term B Loan, 1 Month LIBOR + 2.500%
4.380%(c)	04/18/24	99	99,653

Financial Services — 0.0%
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%^
4.990%(c)	11/28/24	47	47,284

Foods — 0.1%
Albertson’s LLC,
Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%
5.290%(c)	12/21/22	169	167,739
Dole Food Co., Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.870% / Prime + 2.000%
5.078%(c)	04/06/24	109	108,733
5.078%(c)	04/06/24	109	108,733
5.078%(c)	04/06/24	106	106,581
5.078%(c)	04/06/24	12	11,598
5.078%(c)	04/06/24	2	2,220
Moran Foods LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
7.143%(c)	12/05/23	454	393,978
Supervalu, Inc.,
Delayed Draw Term Loan, 1 Month LIBOR + 3.500%
5.380%(c)	06/01/24	58	57,747
Initial Term Loan, 1 Month LIBOR + 3.500%
5.380%(c)	06/08/24	97	96,245

			1,053,574

A899

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Health Care Facilities — 0.0%
Airmedical Group,
Term Loan
— %(p)	09/26/24	57	$ 57,355

Health Care Providers & Services — 0.0%
National Mentor Holdings, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 3.000%
5.300%(c)	01/31/21	61	60,719
5.300%(c)	01/31/21	7	7,200

			67,919

Healthcare-Products — 0.0%
Mallinckrodt International Finance SA,
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
4.820%(c)	02/24/25	37	37,046

Healthcare-Services — 0.0%
CHG Healthcare Services, Inc.,
New Term Loan, 3 Month LIBOR + 3.000%
4.770%(c)	06/07/23	274	276,594
CHS/Community Health Systems, Inc.,
Incremental 2019 Term G Loan, 3 Month LIBOR + 3.000%
4.980%(c)	12/31/19	240	234,282
Incremental 2021 Term H Loan, 3 Month LIBOR + 3.000%
4.980%(c)	01/27/21	23	22,468
MPH Acquisition Holdings LLC,
Tranche B Term Loan, 3 Month LIBOR + 2.750%
5.050%(c)	06/07/23	65	64,853

			598,197

Industrial Conglomerates — 0.0%
Rexnord LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.110%(c)	08/21/24	41	41,218

Insurance — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	08/12/22	131	132,020
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.840%(c)	10/02/20	30	29,679
HUB International, Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.840%(c)	10/02/20	—(r)	77
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.300%(c)	05/16/24	137	137,625

			299,401

Internet Software & Services — 0.0%
Go Daddy Operating Company LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
4.130%(c)	02/15/24	170	170,288
4.130%(c)	02/15/24	128	127,842
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 3 Month LIBOR + 3.500%
5.800%(c)	12/01/23	65	65,336
5.800%(c)	12/01/23	28	28,001

			391,467

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Lodging — 0.0%
Casablanca US Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%^
6.520%(c)	03/29/24	60	$ 60,373
6.520%(c)	03/29/24	57	57,289
6.520%(c)	03/29/24	27	27,600

			145,262

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%^
5.670%(c)	11/30/23	65	65,488

Media — 0.0%
Clear Channel Communications,
Tranche D Term Loan, 3 Month LIBOR + 6.750%
9.050%(c)	01/30/19	239	189,898
Tranche E Term Loan, 3 Month LIBOR + 7.500%
9.800%(c)	07/30/19	250	197,861
Hoya Midco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.380%(c)	06/30/24	99	99,312
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	02/01/24	59	59,036
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	03/15/24	324	319,274

			865,381

Oil & Gas — 0.1%
California Resources,
Term Loan (11/17), 1 Month LIBOR + 4.750%
6.570%(c)	12/31/22	241	244,359
6.570%(c)	12/31/22	64	65,000
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.380%^
12.230%(c)	12/31/21	417	467,040
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 7.500%
9.440%(c)	08/23/21	262	277,914
MEG Energy Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.200%(c)	01/17/23	7	6,591
5.200%(c)	12/31/23	16	15,971
Meg Energy Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.200%(c)	12/31/23	4	4,447
Ultra Resources, Inc.,
Senior Secured Term Loan, 1 Month LIBOR + 3.000%
4.760%(c)	04/12/24	250	247,957
4.760%(c)	04/12/24	91	90,572
4.760%(c)	04/12/24	80	79,251
4.760%(c)	04/12/24	24	23,760

			1,522,862

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.,
Series F-4 Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.240%(c)	04/01/22	79	79,440

A900

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Retail — 0.0%
AI Aqua Merger Sub, Inc.,
2018 Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
5.130%(c)	12/13/23	20	$ 20,063
Golden Nugget, Inc.,
B Term Loan, 2 Month LIBOR + 3.250%
4.970%(c)	10/04/23	16	16,086
4.970%(c)	10/04/23	12	12,297
Party City Holdings, Inc.,
2018 Replacement Term Loan, 2 - 3 Month LIBOR + 2.750%
4.537%(c)	08/19/22	33	33,086
4.537%(c)	08/19/22	14	13,961
4.537%(c)	08/19/22	2	2,022
4.537%(c)	08/19/22	1	978
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
4.680%(c)	03/11/22	172	137,788

			236,281

Software — 0.1%
Almonde, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
5.480%(c)	06/13/24	182	182,177
5.480%(c)	06/13/24	35	34,674
5.480%(c)	06/13/24	32	31,553
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.250%
4.120%(c)	07/08/22	75	75,391
2024A New Dollar Term Loan, 1 Month LIBOR + 2.250%
4.120%(c)	04/26/24	305	305,943
Infor (US), Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%
4.630%(c)	02/01/22	325	325,589
Intralinks, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
5.880%(c)	11/11/24	100	99,958
Project Alpha Intermediate Holdings, Inc.,
Term Loan, 1 - 3 Month LIBOR + 3.500%
5.040%(c)	04/26/24	159	156,567
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
4.790%(c)	11/03/23	77	77,085
SolarWinds Holdings, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	02/05/24	499	500,620

			1,789,557

Technology Hardware, Storage & Peripherals — 0.0%
Quest Software US Holdings, Inc.,
2017 Incremental Term Loan (First Lien), 3 Month LIBOR + 5.500%
7.270%(c)	10/31/22	45	45,695
7.270%(c)	10/31/22	40	40,915
7.270%(c)	10/31/22	17	17,041
7.270%(c)	10/31/22	15	14,786
7.270%(c)	10/31/22	12	12,422

			130,859

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Telecommunications — 0.1%
Avaya, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
6.540%(c)	12/15/24	200	$ 200,872
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.630%(c)	01/31/25	255	251,264
Cincinnati Bell, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 3.750%
5.440%(c)	10/02/24	289	290,866
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%
4.880%(c)	10/05/23	76	74,279
4.880%(c)	12/27/23	33	32,253
Hargray Communications Group, Inc.,
Term Loan
— %(p)	05/16/24	21	21,387
Intelsat Jackson Holdings SA,
Tranche B-3 Term Loan, 3 Month LIBOR + 3.750%
5.710%(c)	11/15/23	100	99,969
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.110%(c)	02/22/24	175	175,164
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.380%(c)	11/01/24	117	117,816

			1,263,870

Trading Companies & Distributors — 0.0%
Spin Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
5.080%(c)	11/14/22	247	248,559

Transportation — 0.0%
United Road Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 5.250%^
7.130%(c)	09/01/24	20	19,946

Wireless — 0.0%
LSF9 Atlantis Holdings LLC,
Senior Lien Term Loan, 1 Month LIBOR + 6.000%
7.690%(c)	05/01/23	231	226,270

TOTAL BANK LOANS (cost $13,510,104)			12,981,369

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class F, 144A
5.581%(cc)	06/10/49	1,485	1,520,284
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	1,000	993,647
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	376,983
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 1 Month LIBOR + 1.320%, 144A
2.971%(c)	03/15/37	2,500	2,484,358

A901

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.736%(cc)	07/10/38	582	$ 582,158
CSMC LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,600	1,632,135
Fannie Mae-Aces,
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,464,097
Series 2014-M3, Class A2
3.466%(cc)	01/25/24	2,290	2,345,545
Series 2014-M9, Class A2
3.103%(cc)	07/25/24	2,800	2,809,894
Series 2015-M2, Class A3
3.049%(cc)	12/25/24	3,692	3,698,208
Series 2015-M5, Class A1
2.873%(cc)	03/25/25	3,778	3,704,076
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,579	1,564,189
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class A2
3.490%	01/25/24	3,800	3,902,063
Series K708, Class X1, IO
1.461%(cc)	01/25/19	14,859	122,035
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,056,014
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.591%(cc)	04/25/48	1,810	1,724,967
Series 2017-KF29, Class B, 1 Month LIBOR + 3.550%, 144A
5.220%(c)	02/25/24	2,834	2,939,809
Series 2018-KF42, Class B, 1 Month LIBOR + 2.200%, 144A
3.870%(c)	12/25/24	1,700	1,701,870
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.399%(cc)	08/10/44	1,755	1,711,798
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	1,968,979
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.326%(cc)	02/12/44	6,422	9,921
Series 2007-T27, Class B, 144A
5.931%(cc)	06/11/42	2,309	2,493,954
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	112	110,896
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class B, 1 Month LIBOR + 1.300%, 144A
3.086%(c)	02/15/35	2,000	1,998,689
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
3.686%(c)	02/15/35	2,000	1,998,523

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.545%(cc)	05/10/45		1,560	$ 1,543,437
Series 2012-C1, Class XA, IO, 144A
2.078%(cc)	05/10/45		4,008	271,154
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63		647	656,798
Velocity Commercial Capital Loan Trust,
Series 2015-1, Class M3, 144A
7.050%(cc)	06/25/45		125	137,356
Series 2015-1, Class M5, 144A
7.299%(cc)	06/25/45		100	111,364
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		1,049	1,038,097
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class C
5.750%(cc)	04/15/47		2,000	2,034,106
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.272%(cc)	03/15/45		1,125	1,059,127

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $53,163,647)				52,766,531

CONVERTIBLE BONDS — 4.2%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/14/21	EUR	600	915,456
0.000%(ss)	07/01/22	EUR	800	1,169,883
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.125%	05/17/23	EUR	400	645,372
Safran SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	12/31/20	EUR	591	738,778

				3,469,489

Airlines — 0.1%
ANA Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/16/22	JPY	160,000	1,548,799

Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21		146	457,069

Auto Manufacturers — 0.1%
Suzuki Motor Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	03/31/21	JPY	120,000	1,588,741
Tesla, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		1,366	1,361,522

				2,950,263

A902

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Auto Parts & Equipment — 0.1%
Cie Generale des Etablissements Michelin SCA (France),
Sr. Unsec’d. Notes
0.000%(ss)	01/10/22		800	$ 829,599
Valeo SA (France),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/16/21		600	614,400

				1,443,999

Banks — 0.0%
Yamaguchi Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + (0.500)% (Cap N/A, Floor 0.000%)
1.786%(c)	03/26/20		600	630,150

Biotechnology — 0.1%
Illumina, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/15/19(a)		1,095	1,211,438
0.500%	06/15/21(a)		539	657,206
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21		602	594,737

				2,463,381

Chemicals — 0.1%
BASF SE (Germany),
Sr. Unsec’d. Notes, MTN
0.925%	03/09/23		750	737,250
Kansai Paint Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	06/17/22	JPY	70,000	687,468
Mitsubishi Chemical Holdings Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	03/30/22	JPY	90,000	894,460
0.000%(ss)	03/29/24	JPY	70,000	707,204
Toray Industries, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	08/30/19	JPY	30,000	327,405
0.000%(ss)	08/31/21	JPY	30,000	355,246

				3,709,033

Coal — 0.1%
RAG-Stiftung (Germany),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	02/18/21	EUR	1,000	1,321,320

Commercial Services — 0.1%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24		1,200	1,264,500
Shanghai Port Group BVI Holding Co. Ltd. (China),
Gtd. Notes
0.000%(ss)	08/09/21		2,094	2,182,995

				3,447,495

Computers — 0.1%
Western Digital Corp.,
Gtd. Notes, 144A
1.500%	02/01/24(a)		1,677	1,813,786

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Diversified Financial Services — 0.2%
Brait SE (South Africa),
Sr. Unsec’d. Notes
2.750%	09/18/20		GBP	300	$ 379,188
Magyar Nemzeti Vagyonkezelo Zrt (Hungary),
Gov’t. Gtd. Notes
3.375%	04/02/19		EUR	500	650,293
Volcan Holdings PLC (Cyprus),
Sr. Sec’d. Notes
4.125%	04/11/20		GBP	1,700	3,075,818

					4,105,299

Electric — 0.1%
CenterPoint Energy, Inc.,
Sub. Notes
3.399%	09/15/29			679	451,463
Kyushu Electric Power Co., Inc. (Japan),
Sr. Sec’d. Notes
0.000%(ss)	03/31/22		JPY	80,000	786,617

					1,238,080

Electrical Components & Equipment — 0.1%
Bekaert SA (Belgium),
Sr. Unsec’d. Notes
0.000%(ss)	06/09/21		EUR	500	613,355
Prysmian SpA (Italy),
Sr. Unsec’d. Notes
0.000%(ss)	01/17/22		EUR	400	510,755
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21			279	214,328

					1,338,438

Electronics — 0.0%
Zhen Ding Technology Holding Ltd. (Taiwan),
Sr. Unsec’d. Notes
0.000%(ss)	06/26/19			700	706,475

Energy-Alternate Sources — 0.0%
Tesla Energy Operations, Inc.,
Sr. Unsec’d. Notes
1.625%	11/01/19			755	688,934

Engineering & Construction — 0.1%
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21			750	771,188
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21			445	563,253

					1,334,441

Forest Products & Paper — 0.0%
Daio Paper Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/17/20		JPY	40,000	396,128

Healthcare-Products — 0.0%
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21	(a)		650	713,983

A903

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Healthcare-Products (cont’d.)
Terumo Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	12/06/21	JPY	30,000	$ 407,406

				1,121,389

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		144	433,737
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		464	933,009

				1,366,746

Holding Companies-Diversified — 0.1%
Industrivarden AB (Sweden),
Sr. Unsec’d. Notes
0.000%(ss)	05/15/19	SEK	4,000	503,979
Sagerpar SA (Belgium),
Gtd. Notes
0.375%	10/09/18	EUR	500	677,671
Wendel SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	07/31/19	EUR	909	598,124

				1,779,774

Home Furnishings — 0.1%
Harvest International Co. (China),
Gtd. Notes
0.000%(ss)	11/21/22	HKD	6,000	822,805
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	145,000	1,696,584

				2,519,389

Internet — 0.4%
Altaba, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18		973	1,359,719
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.350%	06/15/20(a)		968	1,554,102
0.900%	09/15/21(a)		477	595,344
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.000%	07/01/20		1,067	1,148,731
1.250%	09/15/22		961	998,277
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes, 144A
0.875%	10/01/22(a)		1,185	1,416,548
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	06/30/47(a)		954	921,458
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	07/01/19		490	808,518
Weibo Corp. (China),
Sr. Unsec’d. Notes, 144A
1.250%	11/15/22		2,030	2,360,815

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Internet (cont’d.)
				$ 11,163,512

Investment Companies — 0.1%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20	EUR	1,400	1,602,857
Baosteel Hong Kong Investment Co. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18		1,103	1,283,616

				2,886,473

Iron/Steel — 0.0%
Abigrove Ltd. (Russia),
Gtd. Notes
0.000%(ss)	02/16/22		400	410,599

Media — 0.2%
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24(a)		2,312	2,044,481
3.375%	08/15/26(a)		1,131	1,089,379
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		18	12,305
4.000%	11/15/29		24	16,975
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		664	735,579
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		474	543,536

				4,442,255

Miscellaneous Manufacturing — 0.1%
CRRC Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	02/05/21		750	768,375
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes
1.650%	08/16/19		1,250	1,389,563

				2,157,938

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.000%	04/28/23(a)	GBP	600	987,008
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26		1,012	871,433
Ensco Jersey Finance Ltd.,
Gtd. Notes
3.000%	01/31/24(a)		1,089	869,839
TOTAL SA (France),
Sr. Unsec’d. Notes, MTN
0.500%	12/02/22		1,200	1,249,085

				3,977,365

Oil & Gas Services — 0.1%
TechnipFMC PLC (United Kingdom),
Sr. Unsec’d. Notes
0.875%	01/25/21	EUR	600	837,937

A904

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Oil & Gas Services (cont’d.)
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21		727	$ 651,710

				1,489,647

Pharmaceuticals — 0.2%
Bayer AG (Germany),
Sr. Unsec’d. Notes
0.050%	06/15/20	EUR	1,000	1,449,472
Bayer Capital Corp. BV (Germany),
Gtd. Notes
5.625%	11/22/19	EUR	100	125,555
Gtd. Notes, 144A
5.625%	11/22/19	EUR	2,300	2,887,771
Jazz Investments I Ltd.,
Gtd. Notes

1.875%	08/15/21		925	966,625
Neurocrine Biosciences, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	05/15/24(a)		330	432,262

				5,861,685

Real Estate — 0.2%
CapitaLand Ltd. (Singapore),
Sr. Unsec’d. Notes
1.850%	06/19/20	SGD	750	552,854

1.950%	10/17/23	SGD	2,000	1,553,979
China Overseas Finance Investment Cayman V Ltd. (Hong Kong),
Gtd. Notes
0.000%(ss)	01/05/23		1,400	1,476,300
Deutsche Wohnen SE (Germany),
Sr. Unsec’d. Notes
0.325%	07/26/24	EUR	1,200	1,548,892
LEG Immobilien AG (Germany),
Sr. Unsec’d. Notes
0.500%	07/01/21	EUR	200	423,152

				5,555,177

Real Estate Investment Trusts (REITs) — 0.0%
Extra Space Storage LP,
Gtd. Notes, 144A
3.125%	10/01/35(a)		495	550,890
Fonciere Des Regions (France),
Sr. Unsec’d. Notes
0.875%	04/01/19	EUR	300	367,771

				918,661

Retail — 0.0%
Nebraska Book Holdings, Inc.,
Sr. Unsec’d. Notes, Cash coupon 2.000% or PIK 2.000%, 144A^
2.000%	04/01/26		34	—
Yamada Denki Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	06/28/19	JPY	70,000	811,639

				811,639

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Semiconductors — 0.7%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		539	$ 788,719
ASM Pacific Technology Ltd. (Hong Kong),
Sr. Unsec’d. Notes
2.000%	03/28/19	HKD	8,000	1,232,138
Intel Corp.,
Jr. Sub. Notes
3.250%	08/01/39		1,303	3,241,147
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27		3,752	4,435,697
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43		598	1,070,063
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41(a)		189	1,144,000
ON Semiconductor Corp.,
Gtd. Notes, 144A
1.625%	10/15/23		992	1,357,310
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22		250	295,699
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22		821	948,255
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes
0.000%(ss)	07/03/22		1,000	1,237,500
Synaptics, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	06/15/22		463	436,667
Veeco Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	01/15/23		775	703,465

				16,890,660

Software — 0.2%
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19		1,314	1,729,750
Red Hat, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/19		632	1,277,962
ServiceNow, Inc.,
Sr. Unsec’d. Notes, 144A
0.000%(ss)	06/01/22		1,090	1,443,869
Workday, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	10/01/22		1,517	1,649,865

				6,101,446
Telecommunications — 0.1%
America Movil BV (Mexico),
Gtd. Notes
5.500%	09/17/18	EUR	500	456,805

A905

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Telecommunications (cont’d.)
Finisar Corp.,
Sr. Unsec’d. Notes
0.500%	12/15/33	880	$ 864,609
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33	604	617,069
1.000%	03/01/24(a)	796	807,474
Vodafone Group PLC (United Kingdom),
Sub. Notes
2.000%	02/25/19	GBP 400	568,915

			3,314,872
TOTAL CONVERTIBLE BONDS (cost $97,379,597)			105,831,806

CORPORATE BONDS — 15.8%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	22	22,186
5.375%	01/15/24	85	87,550
5.750%	02/01/26	15	15,544
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.875%	03/15/25	115	116,581

			241,861

Aerospace & Defense — 0.2%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	90	91,575
5.900%	02/01/27	335	350,494
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24	200	201,841
6.375%	06/01/19	70	72,857
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	540	683,691
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	350	373,593
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	585	602,726
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.090%	09/15/52	243	235,656
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24	150	145,799
4.800%	12/15/43	300	318,405
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	220	224,400
6.500%	07/15/24(a)	275	281,875
6.500%	05/15/25	288	290,880

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	175	$ 171,063
5.250%	06/01/22	155	150,350
7.750%	08/15/25	135	138,375
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22	64	63,478
4.500%	06/01/42(a)	171	173,701

			4,570,759

Agriculture — 0.0%
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.000%	09/25/22	395	381,932
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	250	251,649
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	170	193,418
7.000%	08/04/41	150	193,386

			1,020,385
Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26	100	101,207
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	400	388,737
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	197	199,955
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22	30	31,180
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	155	155,372
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	380	394,837
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	193	188,713
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	284	278,874
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	379	362,326
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	384	381,037
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19	119	121,755

A906

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20	18	$ 18,489
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	137	146,190
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	156	157,385
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	68	68,968
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	513	566,579
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	46	46,665
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	27	27,650
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	37	38,214
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29	179	176,632
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	55	57,132
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	214	212,587
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	350	329,473
United Continental Holdings, Inc.,
Gtd. Notes
4.250%	10/01/22	20	19,600
5.000%	02/01/24	126	124,583
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	8	8,400

			4,602,540

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	180	174,600

Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18	227	226,873
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23(a)	732	750,300
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31	700	848,128

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
7.500%	08/01/26	295	$ 352,602
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24	1,300	1,274,519
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	1,100	1,260,666
6.750%	04/01/46	200	232,174
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25(a)	350	350,488
4.350%	01/17/27	1,000	993,321
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.500%	10/01/27	200	188,250
Navistar International Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	11/01/25	160	160,000
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)	133	116,043
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	07/18/19	285	283,249
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	160	156,000

			7,192,613

Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	325	307,125
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	195	183,788
5.000%	10/01/24	125	123,906
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	613	611,468
6.250%	03/15/26	147	145,853
6.500%	04/01/27(a)	237	236,999
6.625%	10/15/22	176	182,159
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	260	259,349
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	125	127,344
Dana, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/23	905	935,318
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25	310	297,213
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27(a)	383	368,435
5.000%	05/31/26	442	429,845

A907

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
5.125%	11/15/23	310	$ 311,938
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A
4.500%	09/15/23	250	242,500
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	125	121,288
TI Group Automotive Systems LLC (United Kingdom),
Gtd. Notes, 144A
8.750%	07/15/23	423	444,150

			5,328,678

Banks — 2.0%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	450	460,976
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.600%	09/23/19	500	497,456
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/12/21	160	167,426
Bank of America Corp.,
Jr. Sub. Notes
6.100%	12/29/49	150	157,875
Jr. Sub. Notes, 3 Month LIBOR + 3.630%
5.397%(c)	07/29/49	1,300	1,299,998
Sr. Unsec’d. Notes, 144A
3.004%	12/20/23	683	669,926
3.419%	12/20/28	382	365,917
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	63	62,816
Sr. Unsec’d. Notes, MTN
2.503%	10/21/22	27	25,936
2.881%	04/24/23	2,000	1,958,364
3.124%	01/20/23	42	41,580
3.248%	10/21/27	1,000	942,517
4.000%	04/01/24	365	372,978
4.100%	07/24/23	150	154,846
5.650%	05/01/18	70	70,176
6.875%	04/25/18	620	621,607
Sub. Notes, MTN
4.000%	01/22/25	550	548,918
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
5.450%	05/15/19(a)	300	308,954
Sr. Unsec’d. Notes, MTN
2.200%	03/04/19	110	109,602
3.442%	02/07/28	400	391,105
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.050%	06/05/19	200	198,277
2.450%	09/19/22	400	387,651
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	600	577,997
3.684%	01/10/23	350	346,961
4.375%	01/12/26	200	200,207

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	10/26/24	500	$ 479,778
Sub. Notes
5.250%	11/01/19	80	82,775
BNP Paribas SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.800%	01/10/24	250	249,390
BPCE SA (France),
Sub. Notes, MTN, 144A
4.625%	07/11/24	250	253,609
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25	50	47,956
3.750%	04/24/24	815	809,044
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	149	152,539
5.250%	03/07/25	49	50,167
Sub. Notes
6.125%	03/09/28	26	26,975
Citigroup, Inc.,
Jr. Sub. Notes
6.250%	12/29/49	155	163,719
Sr. Unsec’d. Notes
2.876%	07/24/23	500	486,528
2.900%	12/08/21	580	571,164
3.750%	06/16/24	580	582,760
3.887%	01/10/28	1,350	1,342,691
Sub. Notes
3.875%	03/26/25	395	390,878
4.050%	07/30/22	500	508,107
4.400%	06/10/25	580	590,374
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	500	521,156
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	700	668,809
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	450	451,057
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	300	292,996
3.800%	06/09/23	800	801,515
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	10/14/21	335	340,260
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21	115	113,145
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	143,513
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%	06/05/23	500	486,617
3.000%	04/26/22	340	333,855
3.272%	09/29/25	1,000	962,651

A908

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.500%	01/23/25	1,200	$ 1,177,172
3.750%	05/22/25	273	270,235
3.750%	02/25/26	350	343,889
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	600	625,620
7.500%	02/15/19	1,960	2,038,859
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23	101	98,225
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	200	199,784
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/05/22	200	194,458
3.900%	05/25/26	1,000	997,955
4.000%	03/30/22	1,129	1,156,336
4.041%	03/13/28	700	699,524
Sub. Notes
4.250%	08/18/25	200	198,449
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	272	270,643
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/01/19	200	198,705
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.582%	12/10/25	700	699,964
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	130	129,455
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.189%	11/28/23	250	240,800
6.000%	01/14/20	500	523,419
6.250%	01/14/21	282	303,008
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	115	122,558
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	1,000	1,009,311
6.625%	04/01/18	1,385	1,385,000
7.300%	05/13/19	950	995,458
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28	2,000	1,934,521
Sub. Notes, MTN
4.100%	05/22/23	300	304,036
5.000%	11/24/25	280	292,799
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20	265	260,997
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	206,304
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.375%	01/14/26	300	293,570
Sr. Unsec’d. Notes, GMTN
2.625%	07/23/20	250	247,886

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
National City Corp.,
Sub. Notes
6.875%	05/15/19	100	$ 104,381
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
4.875%	01/27/20	200	206,623
Sub. Notes, 144A
4.250%	09/21/22	237	243,219
Northern Trust Corp.,
Sub. Notes
3.375%	05/08/32	200	192,112
PNC Bank NA,
Sub. Notes
6.875%	04/01/18	253	253,000
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22	340	334,568
4.375%	08/11/20	80	82,399
5.125%	02/08/20	200	207,519
6.700%	06/10/19	80	83,590
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22	225	218,623
Royal Bank of Canada (Canada),
Sub. Notes, GMTN
4.650%	01/27/26	287	295,948
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%	12/29/49	250	271,563
Sub. Notes
6.000%	12/19/23	30	31,958
6.125%	12/15/22	465	492,581
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	220	217,580
Sr. Unsec’d. Notes, MTN
3.125%	01/08/21	150	148,767
Sub. Notes, MTN, 144A
4.750%	09/15/25	400	402,412
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	530	524,162
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	350	363,140
State Street Corp.,
Sub. Notes
3.100%	05/15/23	108	107,349
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20	500	494,599
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22	350	342,295
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	287	286,475

A909

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.625%	01/24/22	133	$ 131,060
3.000%	03/15/22	133	132,222
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19	250	248,172
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	900	885,039
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24(a)	300	292,711
3.500%	03/08/22(a)	1,000	1,002,673
Sub. Notes
5.375%	11/02/43	185	204,258
Sub. Notes, MTN
3.450%	02/13/23	400	394,451
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
4.875%	11/19/19	200	206,165
Sub. Notes
4.625%	06/01/18	400	401,457

			50,066,105

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	3,400	3,379,765
4.700%	02/01/36	300	317,419
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	160	236,984
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
3.875%	11/26/23	150	153,359
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	40	40,974
4.750%	12/01/25	220	231,705
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.400%	04/01/22	250	251,103
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	94	94,518

			4,705,827

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	705	713,268
4.563%	06/15/48	332	338,083
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	85	83,724
Concordia International Corp. (Canada),
Sr. Sec’d. Notes, 144A
9.000%	04/01/22(a)	190	171,950
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
7.000%	04/15/23	220	$ 14,300
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/36	600	597,440

			1,918,765

Building Materials — 0.1%
Airxcel, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/22	45	48,656
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	255	248,944
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	705	733,341
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	210	191,100
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	185	176,213
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.250%	03/01/21	165	169,950
5.000%	03/30/20	150	156,104
5.700%	03/01/41	150	171,483
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27	350	334,723
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	60	54,600
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	135	127,028
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	165	168,300
Gtd. Notes, 144A
5.125%	06/01/25	115	111,550
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	128	132,800
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27	40	40,400

			2,865,192

Chemicals — 0.4%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	450	438,945
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44	100	109,232
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	410	416,149

A910

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	185	$ 185,694
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25	35	41,125
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	155	147,638
Sr. Sec’d. Notes, 144A
4.500%	12/01/26	2	2,029
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23(a)	250	262,499
7.000%	05/15/25	121	130,679
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	81	80,571
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	484	515,315
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	260	255,286
4.125%	11/15/21	60	61,709
4.250%	10/01/34	200	200,920
8.550%	05/15/19	101	107,203
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43	89	86,155
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23	226	248,803
Sr. Unsec’d. Notes, 144A
5.500%	04/15/26	155	154,613
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20	729	679,793
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	345	351,469
5.125%	11/15/22(a)	621	641,183
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.625%	08/01/24(a)	1,670	1,688,788
Ingevity Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/26	48	46,200
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	125	121,914
5.450%	11/15/33(a)	900	952,976
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	2	1,915
5.000%	05/01/25	174	166,988
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25	65	64,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	99	$ 104,074
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	260	274,950
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25	302	296,715
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	64	62,240
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/2096	130	172,791
Valvoline, Inc.,
Gtd. Notes
4.375%	08/15/25	133	129,176
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	65	64,838
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24	50	51,625
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22	100	99,915
WR Grace & Co.,
Gtd. Notes, 144A
5.625%	10/01/24	45	46,350

			9,462,815

Coal — 0.0%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	32	32,640

Commercial Services — 0.4%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	201	224,114
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22(a)	305	283,269
4.125%	06/15/23(a)	324	304,559
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	170	164,899
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	52	51,869
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	170	169,574
Gtd. Notes, 144A
5.250%	03/15/25	50	47,625
6.375%	04/01/24	775	782,749
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	99	96,525

A911

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	51	$ 47,303
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	41	48,776
Sr. Unsec’d. Notes, 144A
3.950%	12/01/47	326	316,956
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.250%	10/01/20	24	25,191
5.625%	03/15/42	65	73,843
6.700%	06/01/34	110	135,778
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	105	108,848
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22	105	107,888
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25	706	739,536
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	105	105,000
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
8.000%	05/15/22	130	133,250
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22	53	56,578
7.750%	06/01/24	555	600,788
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22(a)	700	654,500
7.375%	01/15/21	50	49,563
Gtd. Notes, 144A
5.500%	10/15/24(a)	877	741,065
Sec’d. Notes, 144A
7.625%	06/01/22(a)	484	491,260
IHS Markit Ltd.,
Gtd. Notes, 144A
4.000%	03/01/26	69	66,240
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	53	51,675
5.625%	03/15/26	20	20,250
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21	40	40,550
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	127	127,133
Gtd. Notes, 144A
5.000%	04/15/22(a)	610	609,524
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	375	406,380

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22	250	$ 254,998
5.375%	05/15/24	183	190,146
7.500%	04/01/27	155	178,289
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25	100	94,990
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19	3	2,985
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	230	197,248
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	50	48,625
4.875%	01/15/28	100	96,500
5.500%	07/15/25	590	604,013
5.500%	05/15/27	110	110,825
5.750%	11/15/24	1,040	1,082,692
5.875%	09/15/26	30	31,200

			10,775,569

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22	460	447,963
2.750%	01/13/25	300	288,736
2.850%	05/11/24	230	224,201
3.000%	02/09/24	310	306,503
3.850%	05/04/43	800	788,433
4.500%	02/23/36	800	877,153
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	634	651,436
7.125%	06/15/24(a)	305	326,188
Sr. Sec’d. Notes, 144A
6.020%	06/15/26(a)	1,285	1,383,844
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	280	294,701
EMC Corp.,
Sr. Unsec’d. Notes
1.875%	06/01/18	235	234,346
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	170	171,913
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	65	66,138
HP, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/41	40	42,646
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.250%	02/19/21	538	529,475

A912

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	128	$ 127,718

			6,761,394

Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Gtd. Notes, 144A
8.875%	03/15/25	22	19,470
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24	136	83,811

			103,281

Distribution/Wholesale — 0.0%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	60	59,700
7.000%	06/15/23	60	60,450
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	65	65,569
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	597	628,910
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	50	51,563
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45	150	158,708

			1,024,900

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	07/01/22	615	630,463
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	350	333,911
3.875%	04/01/21	130	131,953
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23	455	469,219
5.125%	03/15/21	310	317,749
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	20	19,999
Gtd. Notes, MTN, 144A
5.875%	11/01/21	100	101,999
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18	80	80,615
8.000%	11/01/31	125	152,500
Sr. Unsec’d. Notes
4.125%	02/13/22	75	74,625
4.250%	04/15/21	395	395,988
4.625%	05/19/22	1,393	1,413,895
4.625%	03/30/25(a)	520	513,498

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
5.125%	09/30/24	25	$ 25,531
Sub. Notes
5.750%	11/20/25	235	242,121
American Express Co.,
Sr. Unsec’d. Notes
3.000%	10/30/24	350	336,055
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18	100	99,587
2.250%	05/05/21	53	51,628
2.700%	03/03/22	30	29,356
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22	80	81,357
3.500%	03/18/24	70	70,533
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21	560	602,004
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	780	760,111
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	180	178,877
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	329	324,064
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,651	1,614,610
3.373%	11/15/25	200	193,319
4.418%	11/15/35	700	684,286
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.640%(cc)	12/21/65	560	546,000
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	442	458,331
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	675	724,408
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24	524	540,994
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21	580	632,292
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25	29	27,478
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22	82	82,000
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	123	121,426
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	110	114,907

A913

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	70	$ 71,050
7.875%	10/01/20	125	127,500
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	58	54,230
5.750%	05/01/25	185	184,538
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23	82	80,565
6.875%	03/15/25	40	40,150
7.750%	10/01/21(a)	215	232,738
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	250	248,507
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26	40	40,150

			14,257,117

Electric — 0.7%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	380	386,649
6.000%	05/15/26	265	278,913
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	135	134,597
5.600%	03/15/33	120	143,047
5.875%	12/01/22	160	176,962
6.125%	05/15/38	30	38,389
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	150	156,467
5.800%	10/01/35	103	123,072
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	56	60,652
5.050%	09/01/41	107	123,059
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23	537	547,620
6.125%	04/01/36	234	298,223
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	200	192,999
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	135	129,236
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	200	222,028
8.875%	11/15/18	120	124,369
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	62	59,426
8.750%	06/15/19	26	27,660

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	69	$ 71,042
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	98,900
5.650%	04/15/20	105	111,017
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24	300	297,303
4.900%	08/01/41	32	34,411
5.250%	08/01/33	240	272,339
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	53	51,955
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	46,939
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	205,701
First Ref. Mortgage
6.000%	01/15/38	31	39,444
7.000%	11/15/18	100	102,502
Duke Energy Indiana LLC,
First Mortgage
3.750%	07/15/20	90	91,719
Sr. Unsec’d. Notes
6.120%	10/15/35	50	63,096
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	102,269
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23(a)	525	538,230
Gtd. Notes, 144A
8.000%	01/15/25	215	233,813
8.125%	01/30/26	122	134,657
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	250	280,765
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23	100	102,370
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32	155	200,427
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22	135	135,111
4.250%	06/15/22	135	139,418
5.600%	06/15/42	450	462,363
6.250%	10/01/39	200	218,122
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	207,068
5.625%	04/01/34	150	181,191

A914

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	225	$ 208,519
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)
9.500%	10/15/18	105	85,050
9.875%	10/15/20(a)	470	378,350
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	22,776
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	691,888
8.400%	01/15/22	120	140,967
9.400%	02/01/21	130	152,331
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19	170	176,391
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	123,908
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	130	133,801
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	209	228,195
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	300	341,970
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	350	422,528
6.500%	08/01/18	305	308,984
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	200	194,914
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	36	34,920
4.500%	09/15/27	51	48,068
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	240	245,401
7.250%	05/15/26	200	211,560
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24	65	65,244
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18	160	162,536
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	113	107,979
4.450%	04/15/42	67	66,661
4.600%	06/15/43	50	50,555
6.050%	03/01/34	150	178,792
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	150	146,115

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	50	$ 49,695
4.200%	06/15/22	100	103,014
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	108	107,003
4.400%	01/15/21	93	95,553
7.000%	10/30/31	150	195,048
7.750%	03/01/31	150	205,079
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18	350	349,288
4.150%	09/15/21	50	51,179
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	36	36,282
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	40	40,414
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	200	206,843
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42	75	72,593
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	139,063
Sempra Energy,
Sr. Unsec’d. Notes
3.550%	06/15/24	300	298,201
6.000%	10/15/39	150	183,544
9.800%	02/15/19	320	338,802
Sierra Pacific Power Co.,
General Ref. Mortgage
3.375%	08/15/23	98	99,312
South Carolina Electric & Gas Co.,
First Mortgage
5.300%	05/15/33	100	110,863
6.050%	01/15/38	120	142,876
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40	80	97,126
5.550%	01/15/36	80	95,760
Sr. Unsec’d. Notes
6.650%	04/01/29	150	185,297
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	65	69,878
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	199,705
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	285	200,925
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	27	27,203

A915

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
— %	12/30/18	160	$ 1,200
— %	10/10/99	428	3,211
Notes, 144A
— %	12/31/99	150	1,125
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21	7	6,950
3.650%	12/15/42	77	73,107
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	80	82,199

			16,442,281

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	315	317,363
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	740	759,425
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	85	85,319

			1,162,107
Electronics — 0.0%
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26	102	100,501
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	166	159,568
5.000%	01/31/28	90	85,388
6.625%	06/15/25	5	5,375

			250,331
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	142	136,774
5.875%	10/15/24(a)	553	578,576
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	153	154,165
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	130	128,700
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	1,400	1,277,500
MMC Energy, Inc., Escrow Shares,
First Lien^(d)
— %	10/15/99	75	—

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction (cont’d.)
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25(a)	215	$ 221,450

			2,497,165

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	770	758,448
5.875%	11/15/26	40	39,299
6.125%	05/15/27(a)	59	58,121
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	78	80,048
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	34	34,339
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	25	25,344
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	188	119,301
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	325	320,873
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	166	170,150
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	159	161,385
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24	190	205,675
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	120	127,575
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	90	91,350
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	595	637,394
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	06/15/23(a)	251	259,534
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	320	344,600
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	112	108,920
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	185	180,144
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26	57	57,285
Sr. Sec’d. Notes, 144A

A916

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
4.875%	11/01/24	50	$ 49,625
5.625%	04/15/22(a)	516	527,610

			4,357,020

Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	480	485,999
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25	120	117,300
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	86	83,419
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19	335	347,058

			1,033,776

Foods — 0.3%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	5	4,263
6.625%	06/15/24(a)	947	848,749
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	120	119,099
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	37	35,196
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	172	176,300
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21(a)	340	337,338
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25	170	158,525
5.875%	07/15/24	200	195,060
6.750%	02/15/28	208	199,680
7.250%	06/01/21	215	216,613
7.250%	06/01/21	43	43,323
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	06/06/22	90	89,869
3.950%	07/15/25	85	84,626
5.000%	07/15/35	300	311,057
5.000%	06/04/42	59	59,031
5.375%	02/10/20	139	144,688
6.875%	01/26/39	218	269,127
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40	23	24,468
6.900%	04/15/38	110	136,022
Sr. Unsec’d. Notes
3.400%	04/15/22	290	288,475
3.500%	02/01/26	500	481,047
6.800%	12/15/18	55	56,557

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	52	$ 41,598
7.750%	06/15/26	11	9,459
8.000%	05/01/31	262	215,494
8.700%	05/01/30	20	17,651
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	102	99,054
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27	98	92,345
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	100	95,000
5.500%	03/01/25	264	260,040
5.750%	03/01/27	530	527,350
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21(a)	195	192,075
7.750%	11/15/22(a)	640	616,000
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24(a)	517	520,231
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34	250	264,869

			7,230,279

Forest Products & Paper — 0.0%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.750%	07/15/23	39	39,585
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	70	67,199
Gtd. Notes, 144A
5.375%	02/01/25	40	37,999
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38	100	144,833

			289,616
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	82	79,129
5.750%	05/20/27	67	64,069
5.875%	08/20/26	215	210,163
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	315,828
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	101	108,603
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	321	331,165
5.850%	01/15/41	215	267,049

A917

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
NiSource Finance Corp.,
Sr. Unsec’d. Notes
5.650%	02/01/45	106	$ 124,031
5.800%	02/01/42	314	366,813
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21	150	150,856
4.400%	06/01/43	63	63,237
5.875%	03/15/41	91	109,542

			2,190,485

Healthcare-Products — 0.1%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24	185	184,075
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	595	596,488
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	830	859,050
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	67	64,655
4.625%	02/01/28	20	19,200
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	245	252,044
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	75	74,876
4.750%	04/15/23	40	30,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	50	38,813
5.625%	10/15/23(a)	656	524,800

			2,644,601

Healthcare-Services — 0.7%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	311	314,887
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37	100	129,042
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23(a)	237	224,558
Anthem, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	35	34,617
4.650%	01/15/43	141	142,024
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	146	142,349
6.125%	02/15/24	174	181,082
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	315	182,306

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
7.125%	07/15/20	90	$ 73,350
Sr. Sec’d. Notes
5.125%	08/01/21(a)	146	135,778
6.250%	03/31/23	140	128,974
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	369	356,657
5.125%	07/15/24	236	230,395
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24	605	615,588
5.750%	09/15/25	10	10,200
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22	100	100,449
Gtd. Notes, 144A
5.125%	07/01/22	70	69,650
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	60	63,000
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	3,825	3,834,563
5.875%	05/01/23	493	510,255
5.875%	02/15/26(a)	1,710	1,739,925
7.500%	02/15/22	250	274,688
Sr. Sec’d. Notes
5.250%	04/15/25	50	51,110
5.500%	06/15/47	65	62,806
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23	675	713,813
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18	170	169,856
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	58	58,580
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	256	264,320
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A
8.500%	12/01/22	128	130,561
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	170	175,663
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25(a)	278	267,228
7.500%	01/01/22	250	263,438
Sr. Sec’d. Notes
4.500%	04/01/21	568	563,030
6.000%	10/01/20	15	15,506
Sr. Sec’d. Notes, 144A
4.625%	07/15/24	363	348,934
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	1,850	1,810,687

A918

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
8.125%	04/01/22	654	$ 681,795
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25(a)	139	136,741
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	58	56,702
3.750%	07/15/25	200	202,583
4.625%	07/15/35	100	109,369
6.625%	11/15/37	270	361,062
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	91	91,341
West Street Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	09/01/25	31	29,528

			16,058,990

Holding Companies-Diversified — 0.0%
HRG Group, Inc.,
Sr. Unsec’d. Notes
7.750%	01/15/22	219	227,897
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22	200	198,361

			426,258

Home Builders — 0.0%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24	55	53,900
Gtd. Notes, 144A
4.750%	11/29/27	180	172,350
5.250%	06/01/26	48	47,400
5.875%	11/15/24	114	117,990
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	110	111,100
6.875%	12/15/23	43	44,183
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	91	94,413
Toll Brothers Finance Corp.,
Gtd. Notes
4.350%	02/15/28	70	65,450
4.875%	11/15/25	50	49,375

			756,161

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	329	316,663
5.625%	10/15/23	610	612,013

			928,676

Hotels, Restaurants & Leisure — 0.0%
Wyndham Hotels & Resorts, Inc.,
Sr. Unsec’d. Notes
5.375%	04/15/26	58	58,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	272	$ 273,359
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	60	56,999
6.125%	11/15/23	365	380,968
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23	17	16,150
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	63	63,315
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22	300	288,012
Spectrum Brands, Inc.,
Gtd. Notes
6.125%	12/15/24	250	257,500
6.625%	11/15/22	175	180,688

			1,516,991

Housewares — 0.0%
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25	121	121,908
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/36	100	104,287
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	80	79,300
6.000%	10/15/23	535	561,750

			867,245

Insurance — 0.3%
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	185	243,226
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	122	121,542
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	500	492,342
3.900%	04/01/26	150	148,460
4.125%	02/15/24	165	167,433
Aon Corp.,
Gtd. Notes
6.250%	09/30/40	33	40,984
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22	472	477,838
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42	165	175,241
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23	325	325,509

A919

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	230	$ 288,254
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	73	73,759
4.500%	03/01/26	53	54,940
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	130	129,349
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	50	50,563
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	68	71,802
6.500%	03/15/35	100	124,564
7.800%	03/07/87	50	61,875
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	200	250,403
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	59	60,778
6.250%	02/15/20	390	412,307
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%	02/24/32	350	341,759
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	300	300,481
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	170	169,192
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	76,159
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	10/17/22	132	128,079
Sr. Sec’d. Notes, MTN, 144A
2.350%	04/09/19	200	199,409
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	124	120,668
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.650%	06/14/18	120	120,216
3.875%	04/11/22	767	785,797
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	500	808,687
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	200	248,853
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	250	253,525

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%	10/24/67	300	$ 286,275
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24	85	83,088
7.000%	03/15/21	33	35,681
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	150	165,323
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	190	241,930
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25	64	64,000
Voya Financial, Inc.,
Gtd. Notes

3.650%	06/15/26	92	89,676

			8,289,967

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34	400	443,113
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24	110	106,733
3.875%	08/22/37	700	697,522
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	925	945,813
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42	253	224,660
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/27	12	11,820
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	70	66,150
Sr. Unsec’d. Notes, 144A
4.875%	04/15/28(a)	295	283,672
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	128	129,094
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23(a)	648	665,820
6.375%	05/15/25	400	414,000
Gtd. Notes, 144A

5.750%	01/15/27	261	255,128

			4,243,525

Iron/Steel — 0.1%
AK Steel Corp.,
Gtd. Notes
7.000%	03/15/27	101	98,728
Sr. Sec’d. Notes
7.500%	07/15/23	79	83,344

A920

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.750%	03/01/21	11	$ 11,578
6.125%	06/01/25	87	94,613
6.500%	02/25/22(a)	305	330,162
7.000%	03/01/41	130	151,125
7.250%	10/15/39	44	52,029
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	25	24,871
5.375%	07/15/27	55	54,175
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	108	111,789
6.400%	12/01/37	100	130,100
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	130	123,825
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	100	99,750
6.875%	08/15/25	16	16,440

			1,382,529

Leisure Time — 0.1%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	833	840,289
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23(a)	562	524,065
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	72	68,400

			1,432,754

Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	60	62,557
6.875%	05/15/23	459	484,244
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	92	89,240
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	32	34,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	295	294,631
4.875%	04/01/27	39	38,561
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	315	322,088
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	561	579,233

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	1,890	$ 1,800,225
6.000%	03/15/23	546	573,300
6.625%	12/15/21	55	59,039
6.750%	10/01/20	163	173,188
7.750%	03/15/22	169	188,013
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	277	277,000
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	98	93,100
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.150%	04/01/24	9	8,977
4.500%	04/01/27	14	13,906
5.100%	10/01/25	7	7,238
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	530	532,650

			5,631,190

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	247	244,044
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25	84	86,520
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	265	265,331
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	328	342,759

			938,654

Machinery-Diversified — 0.0%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	50	52,249
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	09/11/20	133	131,850
2.700%	01/06/23	45	44,088
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21	200	196,741
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	315	320,513
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	280	312,200

			1,057,641

A921

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media — 1.6%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	160	$ 161,680
7.250%	05/18/18	300	301,746
7.430%	10/01/26	100	125,683
7.625%	11/30/28	100	129,522
7.700%	10/30/25	100	125,491
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	700	692,999
7.500%	05/15/26	820	803,598
Altice France SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	1,125	1,099,665
7.375%	05/01/26	940	895,350
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22(a)	1,215	1,128,418
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	225	227,925
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	119	114,672
5.000%	04/01/24	490	484,204
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	93	98,057
CBS Corp.,
Gtd. Notes
3.700%	08/15/24	34	33,788
4.850%	07/01/42	100	99,646
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	150	152,813
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	37	37,241
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	289	270,938
5.125%	05/01/27	760	721,542
5.500%	05/01/26	299	292,647
5.750%	02/15/26	2,440	2,427,824
5.875%	04/01/24(a)	1,975	2,009,563
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	350	357,667
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	3,101	3,165,190
6.500%	11/15/22	142	144,130
7.625%	03/15/20(a)	1,833	1,830,709
7.625%	03/15/20	15	14,888
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	160	201,741

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	315	$ 393,242
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28(a)	500	476,239
3.999%	11/01/49	321	301,028
4.049%	11/01/52	267	250,610
4.250%	01/15/33	200	207,220
Cox Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	125	149,456
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27	200	191,499
6.625%	10/15/25(a)	905	934,413
Sr. Unsec’d. Notes
5.250%	06/01/24	193	183,591
6.750%	11/15/21	37	38,526
8.625%	02/15/19	42	43,813
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	485	569,870
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21	159	163,497
6.350%	06/01/40	300	339,394
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	883	793,597
5.875%	07/15/22(a)	427	408,319
5.875%	11/15/24(a)	2,665	2,375,182
6.750%	06/01/21(a)	346	348,163
7.750%	07/01/26(a)	432	405,109
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25	42	39,060
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	50	48,375
5.875%	07/15/26	95	92,388
iHeartCommunications, Inc.,
Sr. Sec’d. Notes(d)
9.000%	12/15/19(a)	500	394,375
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	108	111,105
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23	40	41,275
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23	155	162,944
NBCUniversal Media LLC,
Gtd. Notes
5.950%	04/01/41	90	110,280
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.125%	02/15/22	440	451,968

A922

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	839	$ 859,975
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	40	40,350
6.125%	10/01/22	250	256,250
Gtd. Notes, 144A
5.625%	08/01/24(a)	895	888,288
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	68	66,915
5.000%	08/01/27	100	94,000
5.375%	04/15/25	1,330	1,320,025
6.000%	07/15/24	695	714,543
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	150	187,087
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	545	566,092
Gtd. Notes, 144A
5.500%	09/15/24	125	127,500
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.950%	09/30/21	442	447,656
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	300	303,248
8.750%	02/14/19	300	314,143
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	377	490,611
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	430	449,049
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	215	225,481
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	80	76,208
5.125%	02/15/25	67	62,478
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	1,173	1,131,945
Viacom, Inc.,
Jr. Sub. Notes
5.875%	02/28/57	30	30,038
6.250%	02/28/57	19	19,285
Sr. Unsec’d. Notes
3.875%	04/01/24(a)	395	393,346
4.375%	03/15/43	31	27,780
6.875%	04/30/36	100	118,880
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	682	704,165
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27	78	76,440

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	225	$ 216,563
5.500%	08/15/26	630	612,278
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	140	131,559

			39,126,053

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	45	43,650
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	195	191,100
6.250%	08/15/24	365	374,125
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	165	159,638
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	94	103,400

			871,913

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	816	873,118
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20	30	29,549
Sr. Sec’d. Notes, 144A
9.500%	04/01/21	62	64,635
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	09/11/27	200	191,801
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	280	345,887
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21	48	49,583
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.125%	02/24/42	200	205,586
5.000%	09/30/43	69	79,709
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22	44	43,450
5.125%	05/15/24(a)	71	70,023
Sr. Sec’d. Notes, 144A
9.750%	03/01/22	410	451,769
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	163	157,703
3.875%	03/15/23(a)	735	710,304
4.000%	11/14/21(a)	130	129,350
4.550%	11/14/24	175	171,938

A923

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
5.400%	11/14/34	9	$ 8,553
5.450%	03/15/43	171	157,269
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.625%	04/29/24	200	204,660
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	238	242,463
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23	50	51,875
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	55	56,925
Teck Resources Ltd. (Canada),
Gtd. Notes
6.000%	08/15/40	207	213,210
Sr. Unsec’d. Notes
6.125%	10/01/35	80	84,800
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	62	62,000
Vale Canada Ltd. (Brazil),
Sr. Unsec’d. Notes
7.200%	09/15/32	100	112,500

			4,768,660

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22	290	287,463
6.125%	01/15/23	161	160,596
7.500%	12/01/24	226	233,909
7.500%	03/15/25	504	517,229
Eaton Corp.,
Gtd. Notes
4.000%	11/02/32	42	42,094
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24	78	76,391
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	89	90,446
General Electric Co.,
Sr. Sec’d. Notes
2.100%	12/11/19	494	484,929
Sr. Unsec’d. Notes
2.700%	10/09/22	28	27,152
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24	25	24,533
6.000%	08/07/19	530	549,437
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21(a)	215	224,481
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	496	576,782
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	42	42,911

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
LSB Industries, Inc.,
Sr. Sec’d. Notes
8.500%	08/01/19(a)	345	$ 341,981

			3,680,334

Multi-National — 0.0%
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19	620	670,131

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25	155	154,225

Oil & Gas — 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24	100	104,125
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	160	204,410
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	155	150,480
8.700%	03/15/19	350	368,246
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	270	272,025
5.625%	06/01/23	440	448,799
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	128	126,538
4.750%	04/15/43	65	64,363
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.875%	02/24/22	157	157,196
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	22	20,568
5.625%	06/01/24	33	29,038
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.245%	05/06/22	540	541,016
3.279%	09/19/27	1,000	971,974
3.814%	02/10/24	250	255,053
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	72	56,520
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	82	83,870
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	339	405,323
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	269	268,999
7.500%	09/15/20	74	75,109

A924

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	200	$ 197,686
4.450%	09/15/42	47	41,946
6.750%	11/15/39	268	308,751
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23	9	8,111
Gtd. Notes, 144A
8.000%	01/15/25	84	81,269
8.000%	06/15/27(a)	111	106,005
Sec’d. Notes, 144A
8.000%	12/15/22(a)	531	562,195
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	45	43,670
3.191%	06/24/23	73	73,148
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	100	99,126
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20	200	197,788
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	285	273,925
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	865	1,100,256
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	43	41,388
4.500%	04/15/23	227	229,554
4.900%	06/01/44	165	157,988
5.000%	09/15/22	362	366,978
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	180	178,200
Delek Logistics Partners LP,
Gtd. Notes, 144A
6.750%	05/15/25	130	131,300
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	56	57,400
9.250%	03/31/22	181	184,394
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	54	54,135
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24	21	20,764
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	350	437,378
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	250	273,265

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	21	$ 16,695
5.200%	03/15/25	121	97,405
5.750%	10/01/44	7	4,743
7.750%	02/01/26	28	25,690
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	172	165,699
4.100%	02/01/21	455	465,476
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25	207	138,173
9.375%	05/01/24(a)	709	504,276
Sr. Sec’d. Notes, 144A
8.000%	11/29/24(a)	252	253,260
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24(a)	279	264,701
6.375%	05/15/25	34	32,555
6.375%	01/15/26	28	26,600
6.625%	05/01/23	130	131,300
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25(a)	220	216,150
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	200	239,941
7.300%	08/15/31	100	119,927
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	154	151,690
Jupiter Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22	46	21,160
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	130	171,665
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	10	9,925
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	660	551,100
7.000%	03/31/24	702	579,150
Sec’d. Notes, 144A
6.500%	01/15/25(a)	477	462,690
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21(a)	235	226,834
5.000%	09/15/20	100	99,750
5.100%	09/15/23	7	6,580
5.500%	01/15/23	138	134,911
Gtd. Notes, 144A
5.750%	02/01/25	213	201,019
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	256	264,320
5.750%	01/30/22	25	26,125

A925

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.625%	05/01/21	59	$ 60,103
6.000%	03/01/41	250	286,232
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
5.250%	03/15/42	9	5,580
6.200%	08/01/40	41	27,060
7.750%	01/15/24	21	19,478
Gtd. Notes, 144A
7.875%	02/01/26	121	119,185
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	211	214,165
6.875%	03/15/22	5	5,071
6.875%	01/15/23(a)	622	629,775
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	406	397,152
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22	26	20,150
7.500%	08/01/20	51	46,538
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	265	262,682
5.375%	01/15/25	104	103,740
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23	135	139,725
7.250%	06/15/25	70	72,713
Penn VA Corp., Escrow Shares,
Gtd. Notes^(d)
— %	04/15/2019	175	219
Sr. Unsec’d. Notes^(d)
— %	05/01/2020	115	144
Petro-Canada (Canada),
Sr. Unsec’d. Notes
7.875%	06/15/26	300	373,570
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35	150	154,977
Phillips 66,
Gtd. Notes
4.300%	04/01/22	43	44,710
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	24	22,500
6.500%	12/15/21	44	44,330
7.750%	12/15/23	330	342,788
Gtd. Notes, 144A
7.125%	01/15/26	39	38,610
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	44	42,352
5.375%	10/01/22	76	75,905
5.625%	03/01/26	31	29,295
6.875%	03/01/21	50	53,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	416	$ 385,840
5.000%	08/15/22	3	2,903
5.000%	03/15/23	72	69,034
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22	33	29,948
7.375%	06/15/25	47	44,063
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	288	300,957
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	60	43,763
7.750%	06/15/21	48	44,160
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	127	121,285
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
8.250%	02/15/25	157	157,393
Shell International Finance BV (Netherlands),
Gtd. Notes
4.125%	05/11/35	270	279,751
4.375%	03/25/20	805	829,399
Sinopec Capital 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	04/24/23	600	581,100
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23	249	255,380
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	144	133,560
6.500%	11/15/21(a)	230	231,438
6.500%	01/01/23	57	56,573
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.100%	03/15/22	130	124,475
6.700%	01/23/25(a)	684	663,822
7.500%	04/01/26	22	22,220
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18	201	200,750
2.450%	01/17/23	155	150,143
2.650%	01/15/24	214	206,472
3.150%	01/23/22	77	77,154
4.250%	11/23/41	61	64,038
Stone Energy Corp.,
Sec’d. Notes
7.500%	05/31/22	5	5,594
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34	150	181,660
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23	54	52,043
5.500%	02/15/26	36	34,740

A926

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.875%	03/15/28	16	$ 15,460
Total Capital International SA (France),
Gtd. Notes
2.700%	01/25/23	201	196,277
3.700%	01/15/24	393	400,588
3.750%	04/10/24	111	113,064
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38(a)	249	194,220
7.500%	04/15/31	72	63,450
9.350%	12/15/41	100	99,000
Gtd. Notes, 144A
7.500%	01/15/26	128	126,080
9.000%	07/15/23	126	134,033
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25	26	24,245
Ultra Resources, Inc.,
Gtd. Notes, 144A
6.875%	04/15/22(a)	413	359,310
7.125%	04/15/25(a)	112	92,400
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	229	229,000
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	476	480,750
6.250%	04/01/23	5	5,063
Sr. Unsec’d. Notes, 144A
6.625%	01/15/26	57	57,428
WildHorse Resource Development Corp.,
Gtd. Notes
6.875%	02/01/25	125	125,313
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	342	351,405
8.250%	08/01/23	210	235,200

			27,723,475

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	100	110,812
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22	54	43,738
Sr. Sec’d. Notes, 144A
8.750%	03/01/23	46	46,459
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22	66	62,039
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	30	30,299
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21	130	148,954
Sr. Unsec’d. Notes, 144A
7.600%	08/15/2096	90	117,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas Services (cont’d.)
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.250%	05/15/21	200	$ 193,500
Schlumberger Investment SA,
Gtd. Notes, 144A
3.300%	09/14/21	105	105,577
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	104	106,228
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26	28	28,420
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	37	30,248
6.500%	08/01/36	134	95,140
6.750%	09/15/40	20	14,450
7.000%	03/15/38	52	37,440
7.750%	06/15/21	14	13,055
8.250%	06/15/23	13	11,336
9.875%	02/15/24	22	20,075

			1,214,890

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24	790	840,363
Ball Corp.,
Gtd. Notes
4.875%	03/15/26	23	23,060
5.250%	07/01/25	180	185,399
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	35	35,395
Sec’d. Notes, 144A
4.500%	02/15/26	50	47,313
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
5.350%	04/01/20	200	207,754
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	102	102,638
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes, 144A
4.750%	02/01/26	50	48,375
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	108	106,920
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23	38	36,195
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	130	130,488
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24(a)	223	233,453
Sr. Sec’d. Notes

A927

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
5.750%	10/15/20	881	$ 891,930
Sr. Sec’d. Notes, 3 Month LIBOR + 3.500%, 144A
5.222%(c)	07/15/21	110	111,375
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	385	391,699

			3,392,357

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18	274	272,944
2.850%	05/14/23	350	338,959
4.500%	05/14/35	497	509,029
Allergan Finance LLC,
Gtd. Notes
3.250%	10/01/22	250	244,790
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	150	147,358
4.550%	03/15/35	386	377,887
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	135	129,946
4.100%	03/25/25	1,100	1,107,755
4.780%	03/25/38	1,000	1,013,530
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	436	329,180
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	20	16,400
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23	30	22,725
7.250%	01/15/22	100	86,750
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/20	540	550,845
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23	380	367,709
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22	180	175,119
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	43	43,323
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
3.650%	11/10/21	151	142,122
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	75	65,625
5.875%	05/15/23	4,803	4,238,600
6.125%	04/15/25	181	156,203
6.750%	08/15/21	5	5,013
7.250%	07/15/22(a)	622	622,000
9.000%	12/15/25	153	152,044

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	315	$ 306,653
6.500%	03/15/22	68	70,210
7.000%	03/15/24	613	639,053

			12,131,772

Pipelines — 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.250%	10/15/22	47	49,294
6.375%	05/01/24	323	343,188
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	255	256,913
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	400	404,632
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	430	437,525
Boardwalk Pipelines LP,
Gtd. Notes
5.950%	06/01/26	331	354,723
Buckeye Partners LP,
Jr. Sub. Notes
6.375%	01/22/78	65	64,333
Sr. Unsec’d. Notes
2.650%	11/15/18	175	174,563
4.350%	10/15/24	400	398,683
4.875%	02/01/21	150	154,318
5.850%	11/15/43	50	51,163
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	395	413,269
7.000%	06/30/24	115	127,219
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25	43	42,409
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	27	26,629
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	88	87,230
6.250%	04/01/23	235	236,763
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23(a)	156	150,540
Gtd. Notes, 144A
6.750%	09/15/37	95	104,500
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23	63	61,110
5.875%	01/15/24	170	175,525
Energy Transfer LP,
Gtd. Notes
3.600%	02/01/23	157	153,040
7.500%	07/01/38	100	120,836

A928

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26		275	$ 278,052
4.900%	02/01/24	Baa3	435	446,554
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.600%	04/01/44		167	166,896
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		250	249,112
3.750%	02/15/25		1,160	1,165,197
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		128	120,640
6.000%	05/15/23		10	9,850
6.500%	10/01/25		15	14,700
6.750%	08/01/22		25	25,656
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		250	251,299
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		70	71,400
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		125	124,677
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		300	306,564
5.150%	10/15/43		72	78,477
6.400%	07/15/18		320	323,067
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		75	75,000
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		429	426,339
4.875%	12/01/24		100	104,857
4.875%	06/01/25		158	164,976
5.500%	02/15/23		730	748,250
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27		42	41,370
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		85	82,450
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25		702	732,795
6.650%	10/01/36		150	180,772
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		120	121,501
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26		279	265,504
3.605%	02/15/25		300	293,478

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	715	$ 681,504
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	125	131,425
5.625%	04/15/23	425	453,892
6.250%	03/15/22	205	222,445
SemGroup Corp.,
Gtd. Notes
7.250%	03/15/26	61	60,848
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	60	58,200
5.625%	11/15/23	60	56,700
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	120	156,889
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	46	46,046
5.950%	09/25/43	38	43,565
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	95	92,625
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	625	621,461
5.950%	12/01/25	238	257,611
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	62	63,085
5.500%	01/15/28	170	171,488
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	430	412,800
5.125%	02/01/25	316	314,420
5.375%	02/01/27	30	29,888
6.750%	03/15/24	265	280,232
Gtd. Notes, 144A
5.000%	01/15/28	35	33,381
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	177,672
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	70	68,120
3.750%	10/16/23	80	81,635
6.200%	10/15/37	150	185,073
7.125%	01/15/19	250	258,806
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	38	38,095
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	235	229,062
5.375%	06/01/21	198	206,574

A929

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	128	$ 124,480
5.750%	06/24/44	25	26,438
7.500%	01/15/31	13	15,819
7.750%	06/15/31	65	79,300
7.875%	09/01/21	40	44,950
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	391	387,233

			17,369,600

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	175	175,438
6.250%	02/01/22	79	80,383
6.375%	12/15/25	112	112,560

			368,381

Real Estate — 0.0%
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes, 144A
3.400%	09/30/26	358	337,512
Kennedy-Wilson, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/01/24	60	59,476
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22	200	198,868
Prologis LP,
Gtd. Notes
3.750%	11/01/25	120	121,187
4.250%	08/15/23	100	104,256

			821,299

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	294	292,312
5.000%	02/15/24	126	133,003
5.900%	11/01/21	100	108,307
American Tower Trust,
Pass-Through Certificates, 144A
3.070%	03/15/48	100	98,713
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23	260	254,016
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	200	201,232
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	200	195,363
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23	75	74,438
5.000%	10/15/22	315	318,938

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		160	$ 168,102
5.250%	01/15/23		450	478,193
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24		61	61,076
5.375%	03/15/27		65	64,838
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		87	83,331
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27		172	165,745
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		126	126,818
EPR Properties,
Gtd. Notes
4.500%	04/01/25		300	299,428
4.500%	06/01/27	(a)	257	250,555
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23		275	280,844
5.375%	05/15/27		20	20,300
5.875%	01/15/26		330	344,025
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20		240	249,615
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		220	217,279
4.625%	12/15/21		22	22,989
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		387	376,474
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		130	128,375
5.875%	10/15/24		710	702,900
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		582	577,013
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24		200	197,530
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24		173	167,594
6.000%	08/15/23		165	170,546
Gtd. Notes, 144A
4.875%	09/15/27		48	44,520
5.250%	03/15/28		59	55,534
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	(a)	195	200,850

A930

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	450	$ 427,364
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47	325	334,118
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22	350	352,425
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21	415	418,113
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	10/01/22	17	16,278
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	200	197,390
Select Income REIT,
Sr. Unsec’d. Notes
3.600%	02/01/20	200	199,571
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19	325	325,238
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21	54	55,724
6.750%	02/01/40	100	133,743
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23(a)	630	595,350
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	436	419,650
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24	370	370,806
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24	350	354,519
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23(a)	397	439,950
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24	293	303,023
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24	200	204,995

			12,279,053

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	164	156,866

Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	12/01/23	400	414,023

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	40	$ 41,449
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A(d)
6.125%	03/15/20	47	26,790
9.000%	03/15/19	653	377,108
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25	37	38,480
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23	75	78,287
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24	34	34,542
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	188	188,938
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26	36	35,284
JC Penney Corp., Inc.,
Sec’d. Notes, 144A
8.625%	03/15/25	49	46,060
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
4.750%	06/01/27	130	125,125
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28	64	60,320
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	130	139,815
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35	200	213,647
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21(a)	525	332,063
Gtd. Notes, Cash coupon 8.750% or PIK 9.500%, 144A
8.750%	10/15/21	477	301,458
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/26	200	195,601
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	216	212,221
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	1,063	603,252
8.875%	06/01/25	277	157,890
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	354	255,765
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23(a)	380	382,850

A931

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23	70	$ 70,175
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25	904	836,198
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42	150	140,352
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	150	148,397

			5,612,956

Semiconductors — 0.2%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	900	924,751
6.625%	06/01/21	150	150,825
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	200	203,171
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26	26	25,353
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24	350	342,165
3.100%	07/29/22	80	80,338
3.300%	10/01/21	54	54,850
Sr. Unsec’d. Notes, 144A
3.734%	12/08/47	155	151,033
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	275	264,688
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	01/15/24	605	625,419
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	444	494,506
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	03/15/23	930	956,738
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24	180	172,120
3.250%	05/20/27(a)	300	284,389
4.650%	05/20/35	150	155,754
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	270	270,419
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	715	751,429

			5,907,948

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software — 0.5%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	250	$ 252,585
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24	210	219,188
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22	100	111,008
12.000%	03/01/22	13	14,203
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	170	178,449
Sec’d. Notes, 144A
5.750%	01/15/24	2,092	2,105,075
Sr. Sec’d. Notes, 144A
5.375%	08/15/23	1,055	1,073,463
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3
Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	180	199,800
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A
7.125%	05/01/21	119	120,237
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	2,084	2,120,470
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	273	272,318
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	525	488,554
2.875%	02/06/24	145	142,489
4.200%	11/03/35	410	439,390
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26	129	126,743
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23	160	165,800
Oracle Corp.,
Sr. Unsec’d. Notes
3.900%	05/15/35	700	699,912
4.300%	07/08/34	1,516	1,600,478
6.125%	07/08/39	125	161,425
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	465	463,307
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	517	510,538
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)	100	111,250

			11,576,682

A932

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications — 1.4%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	170	$ 175,458
Sr. Unsec’d. Notes
3.125%	07/16/22	400	393,319
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	343	355,005
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	1,231	1,186,127
3.950%	01/15/25	168	167,896
4.300%	12/15/42	195	181,013
4.350%	06/15/45	188	171,800
4.450%	04/01/24	132	136,244
4.500%	05/15/35	295	289,735
4.900%	08/14/37	2,000	2,011,293
5.350%	09/01/40	273	286,548
6.000%	08/15/40	200	225,890
Sr. Unsec’d. Notes, 144A
4.300%	02/15/30	334	332,092
5.150%	11/15/46	402	410,851
Avaya, Inc., Escrow Shares,
First Lien^(d)
— %	04/01/19(a)	235	23
Avaya, Inc., Escrow Shares,
First Lien^(d)
— %	04/01/99	180	17
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.125%	12/15/30	100	146,115
CB Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25	48	44,699
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25(a)	325	293,313
5.800%	03/15/22	170	165,963
6.450%	06/15/21	30	30,599
6.750%	12/01/23(a)	737	716,733
7.500%	04/01/24(a)	118	118,885
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	171	153,044
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	200	250,911
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	82	77,899
6.000%	06/15/25	1,180	1,227,791
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	370	377,863
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	57	50,445

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27	300	$ 294,505
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	714	672,945
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26(a)	270	261,225
Sr. Unsec’d. Notes
6.875%	01/15/25(a)	280	165,550
10.500%	09/15/22	119	99,524
11.000%	09/15/25(a)	1,058	792,838
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	441	446,513
6.875%	04/15/25	175	183,313
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22	63	40,621
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	75	74,625
Sr. Sec’d. Notes
5.250%	08/01/26	312	305,760
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	828	666,540
7.250%	10/15/20	1,123	1,038,775
7.500%	04/01/21	304	275,310
Gtd. Notes, 144A
9.750%	07/15/25	60	56,025
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	634	666,493
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	408	400,350
5.375%	01/15/24	586	570,986
5.375%	05/01/25	295	286,150
5.625%	02/01/23	460	460,437
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39	100	106,750
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	200	198,260
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31	73	65,700
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	15	16,184
Rogers Communications, Inc. (Canada),
Gtd. Notes
8.750%	05/01/32	185	252,592
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	100	97,830

A933

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	1,799	$ 1,879,955
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	115	120,750
9.000%	11/15/18	49	50,531
Sr. Unsec’d. Notes
6.000%	11/15/22	138	135,413
11.500%	11/15/21	213	247,080
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	510	497,250
7.250%	09/15/21	175	180,906
7.625%	02/15/25(a)	3,003	2,950,448
7.625%	03/01/26	16	15,611
7.875%	09/15/23	1,415	1,443,300
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	88	91,274
6.375%	11/15/33	118	128,030
7.200%	07/18/36	31	36,348
7.721%	06/04/38	18	22,009
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	206	206,082
5.462%	02/16/21	50	53,155
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26	156	149,760
4.750%	02/01/28	156	149,955
6.000%	04/15/24	19	19,790
6.375%	03/01/25	205	214,225
6.500%	01/15/24(a)	545	570,888
6.500%	01/15/26	1,170	1,243,125
6.625%	04/01/23	19	19,629
6.836%	04/28/23	647	669,645
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	585	609,863
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.125%	03/16/22	211	209,134
4.272%	01/15/36	650	622,222
4.400%	11/01/34	131	129,376
4.500%	08/10/33	2,100	2,125,877
4.672%	03/15/55	106	100,825
4.812%	03/15/39(a)	755	771,538
5.012%	08/21/54	68	67,990
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	35	33,698
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
5.000%	01/20/26(a)	400	338,848
Windstream Services LLC/Windstream Finance Corp.,
Gtd. Notes
6.375%	08/01/23	8	4,580
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
6.375%	08/01/23	91	$ 51,870
8.750%	12/15/24	1,930	1,143,526

			35,777,878

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25(a)	487	476,043
Sr. Unsec’d. Notes
3.150%	03/15/23	48	40,680

			516,723

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	88	92,264
5.400%	06/01/41	115	136,549
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	208,139
6.125%	09/15/15	32	39,966
7.125%	10/15/31	150	195,598
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	120	114,328
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24	150	151,086
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23	342	335,812
3.850%	01/15/24	292	299,045
5.590%	05/17/25	74	82,713
Sr. Unsec’d. Notes, 144A
4.050%	08/15/52	100	96,501
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51	270	257,432
5.375%	06/01/33	100	114,234
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	80	82,600
6.500%	06/15/22	765	788,907

			2,995,174

Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.500%	11/01/27	285	267,407
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	31	30,622
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22	59	55,976
5.000%	08/01/24	65	61,506
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	85	80,538

A934

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing (cont’d.)
5.250%	08/15/22	75	$ 73,478
5.500%	02/15/24	98	95,060
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	775	770,772

			1,435,359

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24	300	308,613
4.300%	12/01/42	46	49,438

			358,051
TOTAL CORPORATE BONDS (cost $401,310,134)			395,644,698

MUNICIPAL BONDS — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	175	226,595
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	262,503

			489,098

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40	150	185,022
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	289,990
5.647%	11/01/40	220	279,715
5.647%	11/01/40	60	76,286

			831,013

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	222,932

TOTAL MUNICIPAL BONDS (cost $1,303,352)			1,543,043

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.6%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
3.814%(cc)	09/25/35	63	57,092
Alternative Loan Trust,
Series 2005-64CB, Class 1A15
5.500%	12/25/35	2,706	2,694,604
Series 2005-J14, Class A3
5.500%	12/25/35	4,482	3,945,070
Series 2005-J6, Class 2A1
5.500%	07/25/25	16	16,116
Series 2006-41CB, Class 2A13
5.750%	01/25/37	3,555	3,041,089

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-J2, Class A1, 1 Month LIBOR + 0.500%
2.372%(c)	04/25/36	66	$ 41,401
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1, 1 Month LIBOR + 0.190%
2.062%(c)	09/25/46	349	311,731
Banc of America Alternative Loan Trust,
Series 2004-6, Class 4A1
5.000%	07/25/19	42	42,351
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	194	193,990
Series 2005-7, Class 30PO, PO
3.650%(s)	11/25/35	32	26,620
Series 2006-1, Class 2A1
5.500%	01/25/36	12	11,219
Series 2006-D, Class 5A2
3.730%(cc)	05/20/36	18	16,517
Series 2007-5, Class 4A1, 1 Month LIBOR + 0.370%
2.242%(c)	07/25/37	5,331	3,694,479
Series 2014-R7, Class 1A1, 1 Month LIBOR + 0.150%, 144A
2.022%(c)	05/26/36	114	109,228
Series 2014-R7, Class 2A1, 1 Month LIBOR + 0.140%, 144A
2.012%(c)	09/26/36	54	53,084
Series 2015-R4, Class 5A1, 1 Month LIBOR + 0.150%, 144A
1.771%(c)	10/25/36	270	256,143
Banc of America Mortgage Trust,
Series 2004-C, Class 2A1
3.873%(cc)	04/25/34	128	129,286
Series 2004-D, Class 2A1
3.680%(cc)	05/25/34	3	2,658
Series 2004-D, Class 2A2
3.680%(cc)	05/25/34	21	21,263
Series 2007-3, Class 1A1
6.000%	09/25/37	112	108,512
BCAP LLC Trust,
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	1,221	1,054,835
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
3.583%(cc)	07/25/33	87	87,194
Series 2005-12, Class 22A1
3.450%(cc)	02/25/36	78	73,246
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	118	116,994
Citicorp Mortgage Securities Trust,
Series 2007-5, Class 1A9
6.000%	06/25/37	233	237,564
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/35	18	17,669
Series 2014-10, Class 1A1, 1 Month LIBOR + 0.140%, 144A
1.756%(c)	11/25/36	64	61,077
Series 2014-10, Class 3A1, 144A

A935

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.820%(cc)	07/25/36	69	$ 64,449
Series 2014-10, Class 4A1, 144A
1.790%(cc)	02/25/37	99	91,821
Series 2014-11, Class 4A1, 1 Month LIBOR + 0.100%, 144A
1.721%(c)	07/25/36	59	56,379
Series 2014-12, Class 1A4, 1 Month LIBOR + 0.130%, 144A
1.746%(c)	08/25/36	229	219,200
Series 2014-12, Class 2A4, 144A
3.413%(cc)	02/25/37	62	60,912
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	97	96,229
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	55	54,852
Series 2005-2, Class 2A11
5.500%	05/25/35	144	147,835
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-5, Class 2A9
5.250%	05/25/34	225	226,940
Series 2007-5, Class A6, 1 Month LIBOR + 0.350%
2.222%(c)	05/25/37	29	21,833
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-5, Class 1A1
5.000%	07/25/20	58	58,111
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2004-AR5, Class 7A2
3.416%(cc)	06/25/34	68	67,101
Series 2005-4, Class 2A9
5.500%	06/25/35	1,469	1,317,676
CSMC Mortgage-Backed Trust,
Series 2006-4, Class 1A8, 1 Month LIBOR + 1.000%
6.000%(c)	05/25/36	1,785	1,564,357
CSMC Trust,
Series 2011-12R, Class 3A1, 144A
3.569%(cc)	07/27/36	28	27,667
Series 2014-10R, Class 4A1, 144A
1.791%(cc)	12/27/36	26	25,815
Series 2014-11R, Class 8A1, 1 Month LIBOR + 0.340%, 144A
1.961%(c)	04/27/37	24	23,812
Series 2014-11R, Class 9A1, 1 Month LIBOR + 0.140%, 144A
1.761%(c)	10/27/36	90	89,472
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 1A1, 1 Month LIBOR + 0.500%
2.372%(c)	02/25/35	27	26,492
Series 2005-1, Class 2A1
5.653%(cc)	02/25/20	10	9,928
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
3.472%(c)	01/25/24	90	90,258
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
4.872%(c)	07/25/24	164	175,460
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
6.872%(c)	07/25/25	504	573,697
Series 2015-C04, Class 1M2, 1 Month LIBOR + 5.700%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
7.572%(c)	04/25/28	523	$ 606,319
Series 2016-C01, Class 1M1, 1 Month LIBOR + 1.950%
3.822%(c)	08/25/28	38	38,116
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
4.022%(c)	09/25/28	248	249,854
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
3.872%(c)	10/25/28	79	79,813
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.072%(c)	10/25/28	107	107,844
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.322%(c)	01/25/29	371	373,836
Series 2016-C05, Class 2M1, 1 Month LIBOR + 1.350%
3.222%(c)	01/25/29	255	256,016
Series 2016-C06, Class 1M1, 1 Month LIBOR + 1.300%
3.172%(c)	04/25/29	545	549,872
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.172%(c)	07/25/29	373	376,437
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
3.022%(c)	09/25/29	718	722,574
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
2.822%(c)	10/25/29	570	573,299
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
2.722%(c)	11/25/29	484	485,561
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
2.422%(c)	01/25/30	609	608,826
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
2.622%(c)	02/25/30	256	256,560
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250%
4.122%(c)	07/25/30	2,500	2,532,219
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	560	639,778
Series 2002-T1, Class A2
7.000%	11/25/31	375	430,738
Series 2002-T4, Class A2
7.000%	12/25/41	408	457,796
Series 2004-T1, Class 1A1
6.000%	01/25/44	355	390,406
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.817%(s)	12/25/24	123	115,519
Series 369, Class 12, IO
5.500%(cc)	05/25/36	464	109,553
Series 383, Class 60, IO
6.500%	10/25/37	114	24,071
Series 416, Class A300
3.000%	11/25/42	1,563	1,539,030
Series 417, Class C11, IO
2.500%	02/25/28	3,752	279,787
Fannie Mae REMIC Trust,
Series 1999-W4, Class A9
6.250%	02/25/29	254	269,020
Series 2001-W3, Class A
7.000%(cc)	09/25/41	293	310,326
Series 2002-W6, Class 2A1
7.000%(cc)	06/25/42	200	217,772
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,051	1,075,560

A936

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-W6, Class 3A4
6.500%	07/25/34	42	$ 41,727
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,322	1,493,804
Series 2004-W12, Class 1A2
6.500%	07/25/44	662	744,114
Series 2005-W1, Class 1A2
6.500%	10/25/44	240	272,085
Series 2007-W7, Class 2A2, IO, 1 Month LIBOR x (1) + 6.530%
4.659%(c)	07/25/37	16	2,234
Series 2007-W10, Class 2A
6.340%(cc)	08/25/47	201	216,604
Series 2009-W1, Class A
6.000%	12/25/49	407	452,264
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	136	144,040
Series 1993-136, Class ZB
5.390%(cc)	07/25/23	89	95,217
Series 1993-141, Class Z
7.000%	08/25/23	101	107,502
Series 1993-147, Class Z
7.000%	08/25/23	83	88,898
Series 1994-29, Class Z
6.500%	02/25/24	145	155,803
Series 1996-4, Class SA, IO, 1 Month LIBOR x (1) + 8.500%
6.628%(c)	02/25/24	38	4,846
Series 1997-33, Class PA
8.500%	06/18/27	222	250,872
Series 1997-57, Class PN
5.000%	09/18/27	143	151,051
Series 2001-16, Class Z
6.000%	05/25/31	189	210,830
Series 2001-81, Class HE
6.500%	01/25/32	277	309,339
Series 2002-14, Class A1
7.000%	01/25/42	817	923,002
Series 2002-26, Class A2
7.500%	01/25/48	390	450,733
Series 2002-82, Class PE
6.000%	12/25/32	291	320,755
Series 2002-86, Class PG
6.000%	12/25/32	657	727,043
Series 2002-90, Class A2
6.500%	11/25/42	186	207,468
Series 2003-18, Class A1
6.500%	12/25/42	298	340,639
Series 2003-21, Class OU
5.500%	03/25/33	83	89,948
Series 2003-24, Class MZ
5.500%	04/25/33	317	336,037
Series 2003-48, Class GH
5.500%	06/25/33	1,512	1,647,669
Series 2003-64, Class KF, 1 Month LIBOR + 0.500%
2.164%(c)	07/25/18	2	2,211
Series 2004-36, Class SA, 1 Month LIBOR x (2.750) + 19.530%
14.378%(c)	05/25/34	77	103,525
Series 2004-45, Class ZL

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.000%	10/25/32	250	$ 270,121
Series 2004-60, Class PA
5.500%	04/25/34	22	22,420
Series 2004-68, Class LC
5.000%	09/25/29	258	278,056
Series 2004-101, Class HD
5.000%	01/25/20	8	7,914
Series 2005-22, Class DA
5.500%	12/25/34	64	66,218
Series 2005-30, Class UG
5.000%	04/25/35	411	435,522
Series 2005-57, Class NK, 1 Month LIBOR x (4) + 22.000%
14.514%(c)	07/25/35	71	81,561
Series 2005-84, Class XM
5.750%	10/25/35	87	94,316
Series 2005-87, Class QZ
5.000%	10/25/35	140	144,434
Series 2005-97, Class PO, PO
4.931%(s)	11/25/35	135	132,873
Series 2005-102, Class PG
5.000%	11/25/35	804	852,338
Series 2005-110, Class GL
5.500%	12/25/35	562	619,586
Series 2006-2, Class LY, 1 Month LIBOR x (16) + 96.000%
8.000%(c)	12/25/35	20	21,102
Series 2006-9, Class KZ
6.000%	03/25/36	372	415,014
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590%
4.719%(c)	04/25/36	312	40,837
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000%
9.000%(c)	04/25/36	44	46,158
Series 2006-48, Class ND
6.250%	03/25/36	69	69,626
Series 2006-60, Class CO, PO
3.244%(s)	06/25/35	26	25,506
Series 2006-77, Class PC
6.500%	08/25/36	191	211,580
Series 2007-46, Class PA
6.000%	04/25/37	39	40,835
Series 2007-58, Class SV, IO, 1 Month LIBOR x (1) + 6.750%
4.879%(c)	06/25/37	303	35,921
Series 2007-79, Class PE
5.000%	08/25/37	774	793,577
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400%
4.529%(c)	11/25/37	632	86,035
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000%
4.129%(c)	03/25/38	491	47,521
Series 2009-15, Class SA, IO, 1 Month LIBOR x (1) + 6.200%
4.329%(c)	03/25/24	119	4,263
Series 2009-62, Class WA
5.575%(cc)	08/25/39	695	757,612
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250%
4.379%(c)	01/25/40	387	49,871
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250%
4.379%(c)	01/25/40	589	78,476
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,383,242
Series 2010-19, Class MV

A937

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.000%	02/25/21	422	$ 424,164
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420%
4.549%(c)	04/25/40	206	27,414
Series 2010-43, Class CI, IO
4.500%	02/25/25	45	674
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660%
8.917%(c)	03/25/40	129	143,613
Series 2010-64, Class DM
5.000%	06/25/40	181	192,209
Series 2011-22, Class MA
6.500%	04/25/38	207	216,389
Series 2011-39, Class ZA
6.000%	11/25/32	336	369,671
Series 2011-52, Class GB
5.000%	06/25/41	439	471,267
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,705,102
Series 2012-16, Class GC
2.500%	11/25/41	1,762	1,701,078
Series 2013-4, Class PC
2.000%	06/25/42	1,077	1,025,535
Series 2013-4, Class AJ
3.500%	02/25/43	886	890,682
Series 2013-83, Class CA
3.500%	10/25/37	668	677,220
Series 2013-96, Class YA
3.500%	09/25/38	1,301	1,322,790
Series 2016-5, Class KB
2.500%	02/25/46	510	446,670
Series 2016-38, Class NA
3.000%	01/25/46	2,827	2,815,516
Series 2016-59, Class CA
3.500%	09/25/43	859	869,955
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
2.372%(c)	09/25/46	1,015	1,025,577
Series 2016-95, Class UH
3.500%	02/25/45	1,553	1,579,103
Series 2017-41, Class ME
3.000%	05/25/53	8,838	8,779,135
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000%
7.129%(c)	04/25/23	139	16,064
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.900%	07/25/42	139	150,762
Series 2003-W3, Class 2A5
5.356%	06/25/42	302	325,252
Series 2003-W6, Class 1A41
5.398%	10/25/42	999	1,076,352
Series 2003-W6, Class 3A
6.500%	09/25/42	243	271,118
Series 2003-W12, Class 2A7
4.680%	06/25/43	301	311,924
Series 2004-W2, Class 2A2
7.000%	02/25/44	194	218,504
Series 2004-W2, Class 5A
7.500%	03/25/44	207	230,398
Series 2004-W8, Class 2A
6.500%	06/25/44	227	252,981

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-W4, Class 1A1
6.000%	08/25/45	144	$ 157,713
FHLMC Multifamily Structured Pass-Through Certificates,
Series T-58, Class 3A
7.000%	09/25/43	573	662,093
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	202	214,320
Freddie Mac REMICS,
Series 1049, Class S, 1 Month LIBOR x (3.889) + 39.280%
32.369%(c)	02/15/21	3	3,004
Series 1621, Class J
6.400%	11/15/23	54	56,995
Series 1630, Class PK
6.000%	11/15/23	142	150,154
Series 1675, Class KZ
6.500%	02/15/24	126	142,283
Series 1680, Class PK
6.500%	02/15/24	143	161,401
Series 1695, Class EB
7.000%	03/15/24	184	197,232
Series 1980, Class Z
7.000%	07/15/27	289	320,999
Series 2353, Class KZ
6.500%	09/15/31	308	357,777
Series 2535, Class AW
5.500%	12/15/32	108	117,782
Series 2557, Class HL
5.300%	01/15/33	734	785,647
Series 2595, Class DC
5.000%	04/15/23	369	383,033
Series 2595, Class GC
5.500%	04/15/23	129	135,321
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000%
10.000%(c)	05/15/33	33	40,696
Series 2626, Class JC
5.000%	06/15/23	802	832,652
Series 2628, Class AB
4.500%	06/15/18	2	2,351
Series 2630, Class FL, 1 Month LIBOR + 0.500%
2.277%(c)	06/15/18	2	2,416
Series 2643, Class SA, 1 Month LIBOR x (6.500) + 45.500%
33.952%(c)	03/15/32	25	44,455
Series 2764, Class UG
5.000%	03/15/34	1,360	1,460,287
Series 2862, Class GB
5.000%	09/15/24	131	136,579
Series 2864, Class NB
5.500%	07/15/33	44	43,902
Series 2885, Class LZ
6.000%	11/15/34	1,377	1,553,490
Series 2893, Class PE
5.000%	11/15/34	379	407,191
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300%
10.747%(c)	02/15/35	68	84,567
Series 2980, Class QA
6.000%	05/15/35	376	415,974
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650%

A938

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.873%(c)	03/15/35	566	$ 50,745
Series 3005, Class ED
5.000%	07/15/25	311	327,229
Series 3017, Class OC, PO
2.943%(s)	08/15/25	97	92,961
Series 3126, Class AO, PO
1.887%(s)	03/15/36	73	66,135
Series 3187, Class Z
5.000%	07/15/36	550	592,495
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250%
4.473%(c)	08/15/36	272	25,142
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200%
5.423%(c)	09/15/26	379	45,277
Series 3237, Class BO, PO
2.746%(s)	11/15/36	367	303,914
Series 3306, Class TB, 1 Month LIBOR + 0.000%
4.527%(c)	04/15/37	29	30,572
Series 3306, Class TC, 1 Month LIBOR + 0.000%
3.987%(c)	04/15/37	25	26,466
Series 3383, Class KB
5.500%	11/15/27	1,140	1,221,288
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000%
4.223%(c)	11/15/37	60	5,322
Series 3405, Class PE
5.000%	01/15/38	502	539,847
Series 3443, Class PT
6.500%	03/15/37	752	829,396
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400%
4.623%(c)	11/15/24	224	13,319
Series 3605, Class NC
5.500%	06/15/37	859	942,353
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340%
4.563%(c)	12/15/39	839	108,908
Series 3648, Class CY
4.500%	03/15/30	834	882,302
Series 3662, Class PJ
5.000%	04/15/40	727	777,427
Series 3677, Class PB
4.500%	05/15/40	998	1,048,876
Series 3688, Class GT
7.308%(cc)	11/15/46	189	215,206
Series 3739, Class MC
4.000%	11/15/38	1,270	1,306,324
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000%
4.223%(c)	10/15/40	343	43,343
Series 3747, Class HI, IO
4.500%	07/15/37	48	713
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600%
4.823%(c)	07/15/23	396	25,590
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.210%
5.500%(c)	05/15/41	279	284,125
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500%
5.500%(c)	05/15/41	386	405,029
Series 3855, Class HI, IO
4.000%	02/15/26	271	10,262
Series 3859, Class JB
5.000%	05/15/41	741	790,910
Series 3895, Class BF, 1 Month LIBOR + 0.500%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.277%(c)	07/15/41	235	$ 237,898
Series 4030, Class IL, IO
3.500%	04/15/27	2,434	241,763
Series 4199, Class FB, 1 Month LIBOR + 0.300%
2.077%(c)	05/15/40	5,210	5,228,593
Series 4374, Class NC
3.750%	02/15/46	949	964,581
Series 4471, Class JB
3.500%	09/15/43	1,330	1,336,085
Series 4494, Class KA
3.750%	10/15/42	4,463	4,583,065
Series 4565, Class DM
3.000%	02/15/42	599	599,868
Series 4566, Class CA
3.000%	01/15/43	452	452,063
Series 4631, Class G
2.500%	07/15/45	768	744,981
Series 4648, Class FA, 1 Month LIBOR + 0.500%
2.277%(c)	01/15/47	10,542	10,672,185
Series 4661, Class AC
4.000%	04/15/43	7,212	7,444,279
Series 4685, Class PA
3.000%	11/15/44	2,867	2,856,436
Series 4735, Class FB, 1 Month LIBOR + 0.350%
2.127%(c)	12/15/47	3,426	3,436,359
Series 4764, Class NK
3.500%	09/15/43	4,674	4,759,620
Freddie Mac Strips,
Series 263, Class F5, 1 Month LIBOR + 0.500%
2.277%(c)	06/15/42	215	218,086
Series 279, Class 35
3.500%	09/15/42	850	865,384
Series 304, Class C32, IO
3.000%	12/15/27	2,017	156,325
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2, 1 Month LIBOR + 2.200%
4.072%(c)	02/25/24	934	961,123
Series 2014-DN2, Class M2, 1 Month LIBOR + 1.650%
3.522%(c)	04/25/24	449	455,762
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%
4.472%(c)	12/25/27	304	310,307
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
4.722%(c)	04/25/28	175	180,896
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
4.772%(c)	07/25/28	250	256,500
Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%
3.872%(c)	12/25/28	250	254,565
Series 2016-DNA4, Class M1, 1 Month LIBOR + 0.800%
2.672%(c)	03/25/29	104	104,660
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.122%(c)	11/25/28	250	256,196
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	07/25/29	234	235,612
Series 2017-DNA2, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	10/25/29	555	561,546
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
2.622%(c)	03/25/30	485	485,980
Series 2017-DNA3, Class M2, 1 Month LIBOR + 2.500%

A939

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.372%(c)	03/25/30	3,000	$ 3,075,128
Series 2017-HQA1, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	08/25/29	229	231,349
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
2.672%(c)	12/25/29	236	236,915
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	15	15,067
Series 2005-AR2, Class 2A
3.943%(cc)	05/25/35	1,008	994,684
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO, 1 Month LIBOR + 7.000%
5.214%(c)	06/16/32	510	67,246
Series 2002-84, Class PH
6.000%	11/16/32	705	776,729
Series 2003-25, Class PZ
5.500%	04/20/33	453	493,973
Series 2003-58, Class PC
5.000%	07/20/33	1,275	1,383,869
Series 2003-86, Class ZC
4.500%	10/20/33	336	354,526
Series 2004-19, Class KE
5.000%	03/16/34	1,242	1,336,384
Series 2004-30, Class UC
5.500%	02/20/34	91	92,000
Series 2004-86, Class SP, IO, 1 Month LIBOR + 6.100%
4.278%(c)	09/20/34	624	62,540
Series 2004-88, Class ES, IO, 1 Month LIBOR + 6.100%
4.292%(c)	06/17/34	597	39,223
Series 2005-30, Class WD
6.000%	07/20/33	189	197,023
Series 2006-23, Class S, IO, 1 Month LIBOR + 6.500%
4.678%(c)	01/20/36	251	7,086
Series 2006-26, Class S, IO, 1 Month LIBOR + 6.500%
4.678%(c)	06/20/36	403	62,676
Series 2007-16, Class KU, IO, 1 Month LIBOR + 6.650%
4.828%(c)	04/20/37	526	66,234
Series 2007-24, Class SA, IO, 1 Month LIBOR + 6.510%
4.688%(c)	05/20/37	1,174	165,238
Series 2007-35, Class TE
6.000%	06/20/37	1,022	1,113,523
Series 2007-58, Class SD, IO, 1 Month LIBOR + 6.490%
4.668%(c)	10/20/37	706	89,403
Series 2007-59, Class SP, IO, 1 Month LIBOR + 6.670%
4.848%(c)	04/20/37	336	21,143
Series 2008-36, Class AY
5.000%	04/16/23	136	138,031
Series 2008-47, Class ML
5.250%	06/16/38	760	831,993
Series 2008-62, Class SA, IO, 1 Month LIBOR + 6.150%
4.328%(c)	07/20/38	318	44,887
Series 2008-73, Class SK, IO, 1 Month LIBOR + 6.740%
4.918%(c)	08/20/38	609	79,453
Series 2008-79, Class SA, IO, 1 Month LIBOR + 7.550%
5.728%(c)	09/20/38	293	44,767
Series 2009-6, Class CI, IO
6.500%	11/16/38	38	2,179
Series 2009-16, Class SJ, IO, 1 Month LIBOR + 6.800%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.978%(c)	05/20/37	726	$ 95,558
Series 2009-36, Class IE, IO, 1 Month LIBOR + 20.670%
1.000%(c)	09/20/38	1,482	45,413
Series 2009-65, Class LB
6.000%	07/16/39	92	101,404
Series 2009-77, Class CS, IO, 1 Month LIBOR + 7.000%
5.214%(c)	06/16/38	578	47,662
Series 2009-81, Class A
5.750%	09/20/36	174	189,896
Series 2009-106, Class ST, IO, 1 Month LIBOR + 6.000%
4.178%(c)	02/20/38	602	76,869
Series 2009-106, Class XL, IO, 1 Month LIBOR + 6.750%
4.928%(c)	06/20/37	458	40,069
Series 2009-127, Class IA, IO, 1 Month LIBOR + 6.450%
0.450%(c)	09/20/38	2,415	31,489
Series 2010-4, Class SB, IO, 1 Month LIBOR + 6.500%
4.714%(c)	08/16/39	315	12,367
Series 2010-14, Class AO, PO
2.883%(s)	12/20/32	39	37,118
Series 2010-14, Class QP
6.000%	12/20/39	12	12,580
Series 2010-31, Class SK, IO, 1 Month LIBOR + 6.100%
4.278%(c)	11/20/34	377	47,294
Series 2010-85, Class ID, IO
6.000%	09/20/39	366	73,589
Series 2010-129, Class AW
6.064%(cc)	04/20/37	988	1,074,856
Series 2010-157, Class OP, PO
3.196%(s)	12/20/40	490	405,967
Series 2011-75, Class GP
4.000%	05/20/41	1,848	1,882,914
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
1.915%(c)	12/20/62	1,051	1,049,061
Series 2013-H04, Class BA
1.650%	02/20/63	1,217	1,197,886
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
1.975%(c)	02/20/62	373	373,037
Series 2017-162, Class PL
3.000%	10/20/47	980	901,916
Series 2017-H23, Class FA, 1 Month LIBOR + 0.480%
2.055%(c)	10/20/67	2,505	2,513,016
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 1 Month LIBOR + 0.170%, 144A
1.791%(c)	04/26/37	49	47,629
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
3.853%(cc)	09/25/34	79	80,143
Series 2004-6F, Class 2A4
5.500%	05/25/34	123	126,016
Series 2005-7F, Class 3A2, 1 Month LIBOR + 0.500%
2.372%(c)	09/25/35	663	646,045
Series 2005-AR7, Class 6A1
3.641%(cc)	11/25/35	2,478	2,495,442
Series 2006-2F, Class 2A1
5.750%	02/25/36	24	23,286
Series 2006-3F, Class 2A7
5.750%	03/25/36	89	92,699

A940

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
3.679%(cc)	12/19/34	30	$ 27,151
Series 2006-9, Class 2A1A, 1 Month LIBOR + 0.210%
2.018%(c)	11/19/36	96	80,055
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 1 Month LIBOR + 0.270%
2.142%(c)	10/25/35	209	208,480
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3, 1 Month LIBOR + 1.100%
2.972%(c)	09/25/34	293	291,679
Impac CMB Trust,
Series 2005-1, Class 2A1, 1 Month LIBOR + 0.510%
2.382%(c)	04/25/35	216	212,240
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	113	113,118
Series 2005-S2, Class 4A3
5.500%	09/25/20	48	45,605
Series 2006-A2, Class 5A1
3.591%(cc)	11/25/33	42	42,937
Series 2006-A2, Class 5A3
3.591%(cc)	11/25/33	159	161,552
Series 2007-A1, Class 5A5
3.688%(cc)	07/25/35	96	99,037
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	12	11,866
LSTAR Securities Investment Ltd.,
Series 2018-1, Class A, 1 Month LIBOR + 1.550%, 144A
3.437%(c)	02/01/23	2,969	2,946,463
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
3.655%(cc)	08/25/34	91	92,329
Series 2004-13, Class 3A7
3.469%(cc)	11/21/34	142	145,307
Series 2004-15, Class 4A1
3.323%(cc)	12/25/34	617	604,599
MASTR Alternative Loan Trust,
Series 2003-5, Class 30B1
5.889%(cc)	08/25/33	1,231	1,229,006
Series 2003-8, Class 5A1
5.000%	11/25/18	6	6,021
Series 2003-9, Class 5A1
4.500%	12/25/18	14	14,193
Series 2004-1, Class 4A1
5.500%	02/25/34	88	88,636
Series 2004-3, Class 2A1
6.250%	04/25/34	193	200,544
Series 2005-5, Class 3A1
5.750%	08/25/35	69	59,020
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	299	304,351
Series 2004-6, Class 3A1
5.250%	07/25/19	16	15,545
Series 2004-6, Class 4A1
5.000%	07/25/19	17	16,797

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	44	$ 44,632
Series 2006-3, Class 30PO, PO
2.080%(s)	10/25/36	100	84,252
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
2.512%(c)	10/25/28	396	392,175
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
2.372%(c)	05/25/29	342	334,782
Series 2004-HB1, Class A3
3.212%(cc)	04/25/29	101	99,029
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB1, Class A3
2.860%(cc)	03/25/33	232	214,886
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
3.686%(cc)	09/25/34	158	162,273
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 1 Month LIBOR + 0.140%, 144A
2.043%(c)	12/26/36	61	58,871
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	58	58,361
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	28	28,022
Series 2004-CL1, Class 1A1
6.000%	02/25/34	174	183,800
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	68	68,994
RALI Trust,
Series 2006-QS4, Class A9
6.000%	04/25/36	1,412	1,293,326
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 1 Month LIBOR + 0.130%, 144A
1.751%(c)	09/26/36	9	9,170
Residential Accredit Loans, Inc. Trust,
Series 2003-QS16, Class A1
5.000%	08/25/18	6	6,348
Series 2003-QS20, Class A1
5.000%	11/25/18	15	14,883
Series 2004-QS3, Class CB
5.000%	03/25/19	29	28,805
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
3.615%(cc)	12/25/34	170	172,298
Series 2006-R1, Class A2, 1 Month LIBOR + 0.400%
2.272%(c)	01/25/46	251	124,966
Residential Funding Mortgage Securities Trust,
Series 2006-S9, Class A1
6.250%	09/25/36	76	74,225
Series 2006-S12, Class 2A2
6.000%	12/25/36	81	78,473

A941

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Sequoia Mortgage Trust,
Series 2004-8, Class A2, 6 Month LIBOR + 0.740%
2.836%(c)	09/20/34	258	$ 254,122
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
2.242%(c)	07/25/34	804	806,335
Structured Asset Mortgage Investments Trust,
Series 2004-AR1, Class 1A1, 1 Month LIBOR + 0.700%
2.508%(c)	03/19/34	699	689,957
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
3.626%(cc)	06/25/33	46	47,087
Series 2003-26A, Class 3A5
3.622%(cc)	09/25/33	250	251,446
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A, 1 Month LIBOR + 0.740%
2.612%(c)	09/25/44	313	296,995
Series 2007-4, Class 3A1
3.435%(cc)	09/25/37	11	11,481
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	181	196,570
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR4, Class A7
3.145%(cc)	05/25/33	256	258,928
Series 2003-S1, Class A5
5.500%	04/25/33	163	166,245
Series 2004-S3, Class 3A2
6.000%	07/25/34	227	236,405
Series 2005-7, Class 1A2, 1 Month LIBOR + 0.450%
2.322%(c)	09/25/35	23	17,783
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
3.729%(cc)	02/25/34	45	44,987
Series 2004-EE, Class 2A2
3.478%(cc)	12/25/34	160	164,466
Series 2004-O, Class A1
3.554%(cc)	08/25/34	92	94,576
Series 2005-16, Class A8
5.750%	01/25/36	11	11,498
Series 2005-AR9, Class 3A1
3.562%(cc)	06/25/34	127	130,522
Series 2006-11, Class A8
6.000%	09/25/36	38	36,412
Series 2006-17, Class A1
5.500%	11/25/21	13	12,950
Series 2007-3, Class 3A1
5.500%	04/25/22	3	3,136
Series 2007-11, Class A85
6.000%	08/25/37	104	100,769
Series 2007-11, Class A96
6.000%	08/25/37	12	12,103

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $188,291,460)			188,608,617

SOVEREIGN BONDS — 0.0%
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
3.750%	01/11/28	645	$ 623,715
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	302	293,695
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26	120	141,548

TOTAL SOVEREIGN BONDS (cost $1,077,870)			1,058,958

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
Fannie Mae Principal Strip, Notes, MTN
3.415%(s)	05/15/30	1,750	1,175,016
Federal Home Loan Mortgage Corp.
3.000%	08/01/32	2,954	2,952,055
3.000%	11/01/32	1,740	1,738,708
3.000%	04/01/33	5,560	5,552,760
3.000%	11/01/42	1,677	1,648,196
3.000%	12/01/42	1,833	1,802,108
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.140%
3.319%(c)	10/01/36	74	77,971
Federal Home Loan Mortgage Corp.
4.000%	02/01/26	473	487,724
4.000%	01/01/32	503	524,732
4.000%	10/01/42	1,039	1,076,431
4.000%	09/01/47	2,406	2,472,169
4.500%	11/01/45	1,815	1,902,763
4.500%	08/01/46	2,278	2,386,384
4.500%	04/01/47	1,245	1,303,906
4.500%	05/01/47	2,217	2,321,934
4.500%	05/01/47	696	729,195
4.500%	07/01/47	1,663	1,769,367
5.000%	11/01/23	81	81,492
5.500%	12/01/24	237	245,599
5.500%	01/01/33	116	126,495
5.500%	06/01/35	290	319,941
6.000%	12/01/23	95	105,268
6.000%	11/01/24	291	323,716
6.000%	02/01/28	178	198,213
6.000%	09/01/35	151	168,682
6.000%	12/01/36	86	95,855
6.500%	10/01/22	92	97,634
6.500%	05/01/25	94	98,653
6.500%	08/01/27	222	250,461
6.500%	01/01/29	114	120,849
6.500%	05/01/36	54	60,333
6.500%	09/01/36	31	34,756
6.500%	05/01/37	124	135,715
7.000%	09/01/36	160	175,454
7.000%	11/01/37	294	333,336
8.000%	02/01/38	96	102,870
Federal National Mortgage Assoc.
1.828%(s)	10/09/19	2,200	2,122,088
2.330%	01/01/23	1,841	1,795,015
2.340%	12/01/22	2,141	2,090,446
2.350%	05/01/23	1,349	1,314,529
2.370%	12/01/22	1,498	1,471,784

A942

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.480%	02/01/25	2,014	$ 1,956,891
2.520%	05/01/23	2,000	1,966,551
2.570%	03/01/23	1,868	1,836,653
2.619%	12/01/22	1,055	1,043,600
2.710%	10/01/22	2,070	2,066,340
2.750%	03/01/22	1,193	1,190,564
2.820%	12/01/24	2,073	2,058,760
2.960%	04/01/22	1,787	1,792,349
2.990%	07/01/29	2,880	2,793,078
3.000%	03/01/32	3,397	3,395,952
3.000%	05/01/32	2,866	2,867,086
3.025%	08/01/29	1,297	1,278,340
3.030%	12/01/21	1,618	1,627,283
3.070%	02/01/25	5,105	5,107,199
3.340%	11/01/30	700	704,322
3.416%	10/01/20	893	901,588
3.440%	11/01/23	2,290	2,337,485
3.500%	07/01/32	1,063	1,071,729
3.500%	07/01/32	437	440,974
3.500%	10/01/32	1,265	1,275,280
3.500%	11/01/32	1,057	1,065,703
3.500%	03/01/33	1,134	1,143,147
3.500%	09/01/42	1,155	1,163,679
3.500%	10/01/42	1,132	1,140,218
3.500%	01/01/43	1,418	1,428,306
3.500%	03/01/43	1,190	1,199,237
3.500%	05/01/43	1,263	1,272,384
3.500%	06/01/43	1,487	1,498,269
3.500%	06/01/43	1,330	1,339,685
3.500%	07/01/43	2,977	3,002,752
3.500%	07/01/43	1,337	1,346,881
3.500%	01/01/44	2,019	2,034,639
3.590%	10/01/20	1,298	1,323,139
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.380%
3.602%(c)	09/01/37	60	63,533
Federal National Mortgage Assoc.
3.690%	11/01/23	1,345	1,389,395
3.843%	06/01/18	271	270,144
3.885%	08/01/25	1,835	1,926,925
4.000%	06/01/42	2,064	2,131,209
4.000%	07/01/42	1,238	1,278,985
4.000%	06/01/43	3,054	3,165,255
4.000%	06/01/43	1,618	1,671,119
4.000%	07/01/43	1,482	1,530,408
4.000%	01/01/45	2,098	2,156,931
4.000%	06/01/47	3,393	3,502,609
4.010%	08/01/21	1,587	1,640,600
4.340%	04/01/20	1,700	1,752,325
4.500%	04/01/44	1,700	1,792,703
4.500%	04/01/44	1,406	1,482,268
5.000%	12/01/19	65	66,024
5.000%	05/01/23	185	197,568
5.000%	06/01/23	263	276,412
5.000%	07/01/25	253	266,868
5.000%	02/01/35	312	335,321
5.000%	10/01/39	640	693,022
5.000%	01/01/40	2,993	3,265,059

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	01/01/44	2,268	$ 2,425,805
5.500%	01/01/19	9	9,119
5.500%	06/01/20	7	6,811
5.500%	09/01/23	64	66,261
5.500%	01/01/38	229	252,159
5.500%	02/01/42	1,230	1,349,146
6.000%	09/01/19	4	3,913
6.000%	08/01/21	88	90,437
6.000%	09/01/22	19	19,182
6.000%	01/01/24	232	242,913
6.000%	07/01/24	59	62,385
6.000%	04/01/28	98	108,849
6.000%	05/01/28	63	70,338
6.000%	12/01/32	411	460,277
6.000%	03/01/34	472	527,109
6.000%	04/01/34	90	96,906
6.000%	04/01/35	123	138,261
6.000%	01/01/36	42	46,467
6.000%	10/01/36	34	37,955
6.000%	08/01/37	123	138,620
6.000%	08/01/37	73	81,692
6.500%	09/01/22	64	67,156
6.500%	12/01/23	97	103,605
6.500%	09/01/28	98	109,156
6.500%	07/01/36	24	27,169
6.500%	05/01/37	27	28,770
6.500%	07/01/37	50	56,161
6.500%	10/01/38	103	114,692
6.500%	10/01/38	72	80,976
7.000%	04/01/37	72	81,453
8.000%	12/01/36	728	850,763
Government National Mortgage Assoc.
6.000%	08/15/36	1,852	2,081,251
6.000%	09/20/36	83	91,309
6.000%	05/20/38	15	15,546
6.000%	09/20/38	119	132,905
6.000%	03/20/41	63	69,474
6.500%	10/15/23	81	85,242
6.500%	01/15/33	161	184,671
6.500%	01/20/39	60	66,075
6.500%	10/20/39	246	274,457
6.500%	10/20/39	200	219,510
6.500%	12/20/40	556	620,250
7.000%	10/20/38	249	288,350
7.000%	12/20/38	103	120,308
7.500%	01/20/35	203	227,365
8.000%	05/20/32	520	587,047
Residual Funding Corp. Principal Strip, Bonds
1.227%(s)	01/15/21	995	928,277
2.745%(s)	01/15/30	1,000	686,339
Resolution Funding Corp. Interest Strip, Bonds
2.690%(s)	10/15/27	235	175,496
2.830%(s)	01/15/26	270	214,711
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	885	1,116,512
5.250%	09/15/39	65	85,329
5.880%	04/01/36	3,495	4,775,030

A943

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35	1,260	$ 699,161
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $152,002,870)			150,814,470
U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bonds
3.125%	02/15/43	1,600	1,649,313
3.625%	08/15/43	11,150	12,482,338
3.750%	11/15/43	4,880	5,574,066
4.375%	05/15/40	3,940	4,884,215
6.500%	11/15/26	4,000	5,164,688
7.250%	08/15/22	7,000	8,375,117
U.S. Treasury Notes
0.750%	08/15/19	1,000	980,313
1.000%	11/30/18	10,000	9,932,812
1.125%	01/31/19(k)	16,240	16,110,587
1.500%	08/31/18	10,000	9,983,594
1.500%	02/28/19	10,000	9,944,531
2.000%	05/31/21	15,000	14,804,883
2.250%	04/30/21	5,000	4,976,563
2.250%	11/15/25	600	580,758
2.500%	01/31/25	5,000	4,943,750
2.750%	11/15/23	10,000	10,071,484
3.125%	05/15/21(k)	90	91,870
U.S. Treasury Strip Principal
1.663%(s)	02/15/20	725	694,812
U.S. Treasury Strips Coupon
1.928%(s)	08/15/24	1,000	842,381
1.930%(s)	08/15/23	815	707,001
2.036%(s)	05/15/20	824	785,810
2.257%(s)	05/15/28	8,085	6,063,363
2.310%(s)	08/15/32	600	394,655
2.347%(s)	02/15/23	1,595	1,404,559
2.477%(s)	11/15/33	6,600	4,182,561
2.486%(s)	05/15/32	5,000	3,317,348
2.494%(s)	11/15/28	500	369,348
2.530%(s)	11/15/32	11,200	7,310,076
2.595%(s)	11/15/26	600	471,473
2.663%(s)	02/15/22	2,825	2,562,751
2.671%(s)	08/15/20	6,935	6,557,752
2.693%(s)	02/15/33	14,600	9,467,992
2.699%(s)	02/15/27	7,000	5,461,940
2.809%(s)	05/15/33	2,500	1,608,190
2.899%(s)	08/15/31	3,000	2,039,260
3.210%(s)	05/15/21	1,200	1,112,389
3.382%(s)	05/15/31	3,335	2,286,032
4.165%(s)	02/15/30	4,000	2,845,835
4.357%(s)	11/15/29	3,000	2,150,438
4.721%(s)	11/15/27	1,350	1,028,518
TOTAL U.S. TREASURY OBLIGATIONS (cost $186,257,753)			184,215,366

TOTAL LONG-TERM INVESTMENTS (cost $2,025,494,986)			2,129,100,956

	Shares	Value
SHORT-TERM INVESTMENTS — 15.5%
AFFILIATED MUTUAL FUNDS — 15.5%
Prudential Investment Portfolios 2 -
Prudential Core Ultra Short Bond Fund(w)	266,455,044	$ 266,455,044
Prudential Investment Portfolios 2 -
Prudential Institutional Money Market Fund (cost $119,769,402; includes $119,588,505 of cash collateral for securities on loan)(b)(w)	119,765,142	119,753,166

TOTAL AFFILIATED MUTUAL FUNDS (cost $386,224,445)		386,208,210

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) —0.0%
U.S. Treasury Bills
1.405%	05/24/18(k)	594	592,583
1.768%	09/13/18(k)	55	54,534
1.769%	09/13/18(k)	240	237,968
1.775%	09/13/18(k)	60	59,492
1.840%	09/13/18(k)	265	262,756

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,207,712)			1,207,333

TOTAL SHORT-TERM INVESTMENTS (cost $387,432,157)			387,415,543

TOTAL INVESTMENTS — 100.7% (cost $2,412,927,143)			2,516,516,499
Liabilities in excess of other assets(z) — (0.7)%			(18,407,763)

NET ASSETS — 100.0%			$ 2,498,108,736

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $879,048 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $117,801,831; cash collateral of $119,588,505 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or

A944

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2018.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security.
Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro Dollar	Sep. 2018	$244,063	$(950)
92	90 Day Euro Dollar	Dec. 2019	22,359,450	11,500
92	90 Day Euro Dollar	Mar. 2020	22,357,150	19,550
92	90 Day Euro Euribor	Sep. 2019	28,324,433	35,545
295	10 Year Australian Treasury Bonds	Jun. 2018	221,510,111	497,054
622	10 Year U.S. Treasury Notes	Jun. 2018	75,349,469	713,375
477	20 Year U.S. Treasury Bonds	Jun. 2018	69,940,125	1,456,812
125	Euro Currency	Jun. 2018	19,310,156	(89,394)
93	Euro STOXX 50 Index	Jun. 2018	3,754,513	(2,055)
24	FTSE 100 Index	Jun. 2018	2,354,846	(175)
1,327	Mini MSCI Emerging Markets Index	Jun. 2018	78,810,530	(784,854)
608	Russell 2000 Mini Index	Jun. 2018	46,548,480	(1,054,095)
455	S&P 500 E-Mini Index	Jun. 2018	60,128,250	(3,319,225)
135	S&P Mid Cap 400 E-Mini Index	Jun. 2018	25,421,850	(967,070)
258	TOPIX Index	Jun. 2018	41,377,472	292,053

				(3,191,929)

Short Positions:
2	90 Day Euro Dollar	Jun. 2018	488,500	2,800
1	90 Day Euro Dollar	Dec. 2019	243,038	1,375
92	90 Day Euro Dollar	Dec. 2020	22,347,950	(16,100)
92	90 Day Euro Dollar	Mar. 2021	22,349,100	(23,575)
92	90 Day Euro Euribor	Sep. 2021	28,092,370	(50,110)
780	2 Year U.S. Treasury Notes	Jun. 2018	165,835,313	11,718
149	5 Year Euro-Bobl	Jun. 2018	24,063,011	(179,485)
3	5 Year U.S. Treasury Notes	Jun. 2018	343,383	(1,781)
59	10 Year U.S. Treasury Notes	Jun. 2018	7,147,297	(81,235)
466	Euro STOXX 50 Index	Jun. 2018	18,812,935	287,285
190	FTSE 100 Index	Jun. 2018	18,642,530	339,729
4,061	MSCI Europe Index	Jun. 2018	103,285,145	720,281

				1,010,902

				$(2,181,027)

Cash and foreign currency of $13,344,399 and securities with a combined market value of $17,175,348 have been segregated with Goldman Sachs

& Co. to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/20/18	State Street Bank	AUD	4,640	$3,588,712	$3,563,393	$—	$ (25,319)
Expiring 04/20/18	State Street Bank	AUD	4,302	3,305,742	3,304,080	—	(1,662)
British Pound,
Expiring 04/06/18	Toronto Dominion	GBP	22,373	30,809,507	31,400,117	590,610	—
Expiring 04/17/18	Citigroup Global Markets	GBP	545	766,523	765,015	—	(1,508)

A945

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (Continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/20/18	Citigroup Global Markets	GBP	205	$288,520	$287,541	$—	$(979)
Expiring 04/20/18	Royal Bank of Scotland Group PLC	GBP	176	243,971	247,381	3,410	—
Expiring 04/20/18	State Street Bank	GBP	4,504	6,204,707	6,324,405	119,698	—
Expiring 04/20/18	State Street Bank	GBP	3,886	5,473,293	5,456,970	—	(16,323)
Canadian Dollar,
Expiring 04/20/18	Australia and New Zealand Banking Group	CAD	1,836	1,404,424	1,425,940	21,516	—
Expiring 04/20/18	Australia and New Zealand Banking Group	CAD	1,096	849,541	851,040	1,499	—
Expiring 04/20/18	State Street Bank	CAD	10,008	7,794,735	7,771,320	—	(23,415)
Expiring 04/20/18	State Street Bank	CAD	6,200	4,810,660	4,814,066	3,406	—
Expiring 04/20/18	State Street Bank	CAD	147	114,259	114,320	61	—
Chinese Renminbi,
Expiring 04/20/18	Citigroup Global Markets	CNH	5,091	809,862	810,965	1,103	—
Expiring 04/20/18	Citigroup Global Markets	CNH	3,213	503,811	511,788	7,977	—
Euro,
Expiring 04/06/18	Royal Bank of Scotland Group PLC	EUR	813	1,003,256	1,001,200	—	(2,056)
Expiring 04/12/18	Royal Bank of Canada	EUR	147	184,089	181,056	—	(3,033)
Expiring 04/12/18	State Street Bank	EUR	148	185,552	182,288	—	(3,264)
Expiring 04/12/18	State Street Bank	EUR	147	182,317	181,056	—	(1,261)
Expiring 04/12/18	Toronto Dominion	EUR	284	348,712	349,795	1,083	—
Expiring 04/12/18	Toronto Dominion	EUR	148	184,538	182,288	—	(2,250)
Expiring 04/20/18	Australia and New Zealand Banking Group	EUR	295	361,855	363,621	1,766	—
Expiring 04/20/18	Citigroup Global Markets	EUR	7,796	9,534,310	9,607,348	73,038	—
Expiring 04/20/18	Royal Bank of Scotland Group PLC	EUR	264	328,592	325,282	—	(3,310)
Expiring 04/20/18	State Street Bank	EUR	6,476	7,987,057	7,980,574	—	(6,483)
Expiring 04/20/18	State Street Bank	EUR	288	355,123	354,296	—	(827)
Expiring 04/20/18	State Street Bank	EUR	138	170,590	169,490	—	(1,100)
Expiring 05/08/18	Australia and New Zealand Banking Group	EUR	773	955,433	953,976	—	(1,457)
Hong Kong Dollar,
Expiring 04/20/18	Royal Bank of Scotland Group PLC	HKD	296	37,678	37,681	3	—
Expiring 04/20/18	State Street Bank	HKD	27,343	3,486,826	3,486,766	—	(60)
Expiring 04/20/18	State Street Bank	HKD	18,683	2,390,523	2,382,423	—	(8,100)
Expiring 04/20/18	Toronto Dominion	HKD	2,549	325,978	325,070	—	(908)
Indian Rupee,
Expiring 07/23/18	Citigroup Global Markets	INR	10,270	157,733	155,326	—	(2,407)
Japanese Yen,
Expiring 04/20/18	Australia and New Zealand Banking Group	JPY	525,345	4,940,162	4,944,055	3,893	—
Expiring 04/20/18	Australia and New Zealand Banking Group	JPY	443,736	4,172,741	4,176,029	3,288	—
Expiring 04/20/18	Australia and New Zealand Banking Group	JPY	410,000	3,888,515	3,858,534	—	(29,981)
Expiring 04/20/18	Royal Bank of Scotland Group PLC	JPY	445,412	4,203,071	4,191,799	—	(11,272)
Expiring 04/20/18	Royal Bank of Scotland Group PLC	JPY	26,427	249,869	248,707	—	(1,162)

A946

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/20/18	Royal Bank of Scotland Group PLC	JPY	10,418	$98,654	$98,048	$—	$(606)
New Taiwanese Dollar,
Expiring 04/20/18	Citigroup Global Markets	TWD	27,365	939,225	939,931	706	—
Expiring 04/20/18	Citigroup Global Markets	TWD	26,837	923,588	921,777	—	(1,811)
Russian Ruble,
Expiring 04/20/18	Citigroup Global Markets	RUB	22,942	396,712	399,492	2,780	—
Singapore Dollar,
Expiring 04/20/18	State Street Bank	SGD	1,113	848,983	849,326	343	—
Expiring 04/20/18	State Street Bank	SGD	684	516,045	522,011	5,966	—
South Korean Won,
Expiring 04/20/18	Citigroup Global Markets	KRW	2,832,123	2,668,868	2,659,037	—	(9,831)
Expiring 04/20/18	Citigroup Global Markets	KRW	2,118,742	1,982,467	1,989,255	6,788	—
Expiring 07/23/18	Citigroup Global Markets	KRW	177,846	167,574	167,526	—	(48)
Swedish Krona,
Expiring 04/06/18	Toronto Dominion	SEK	12,167	1,471,031	1,458,010	—	(13,021)
Swiss Franc,
Expiring 04/06/18	Australia and New Zealand Banking Group	CHF	707	758,577	740,134	—	(18,443)
Expiring 04/06/18	Toronto Dominion	CHF	564	597,899	589,967	—	(7,932)

				$123,972,410	$124,621,515	848,934	(199,829)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/20/18	Australia and New Zealand Banking Group	AUD	8,941	$6,971,972	$6,867,473	$104,499	$—
British Pound,
Expiring 04/06/18	Australia and New Zealand Banking Group	GBP	152	211,668	213,863	—	(2,195)
Expiring 04/06/18	Royal Bank of Scotland Group PLC	GBP	439	618,353	616,182	2,171	—
Expiring 04/17/18	Citigroup Global Markets	GBP	4,018	5,593,558	5,642,384	—	(48,826)
Expiring 04/20/18	Citigroup Global Markets	GBP	8,770	12,158,053	12,316,296	—	(158,243)
Canadian Dollar,
Expiring 04/20/18	Royal Bank of Canada	CAD	19,287	14,991,719	14,976,686	15,033	—
Chinese Renminbi,
Expiring 04/20/18	Citigroup Global Markets	CNH	8,304	1,309,943	1,322,754	—	(12,811)
Danish Krone,
Expiring 04/06/18	Toronto Dominion	DKK	8,588	1,409,525	1,418,364	—	(8,839)
Euro,
Expiring 04/06/18	Australia and New Zealand Banking Group	EUR	1,000	1,237,205	1,231,149	6,056	—
Expiring 04/06/18	Toronto Dominion	EUR	95,880	117,170,090	118,042,350	—	(872,260)
Expiring 04/06/18	Toronto Dominion	EUR	700	860,042	861,805	—	(1,763)
Expiring 04/12/18	State Street Bank	EUR	290	360,418	356,570	3,848	—
Expiring 04/12/18	Toronto Dominion	EUR	295	368,623	363,344	5,279	—
Expiring 04/17/18	Citigroup Global Markets	EUR	14,421	17,846,519	17,768,392	78,127	—
Expiring 04/20/18	Citigroup Global Markets	EUR	15,256	18,817,734	18,800,610	17,124	—

A947

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar,
Expiring 04/17/18	Citigroup Global Markets	HKD	7,220	$922,079	$920,564	$1,515	$—
Expiring 04/17/18	Citigroup Global Markets	HKD	6,480	827,521	826,233	1,288	—
Expiring 04/17/18	Citigroup Global Markets	HKD	2,610	333,476	332,842	634	—
Expiring 04/20/18	Citigroup Global Markets	HKD	39,361	5,027,998	5,019,316	8,682	—
Expiring 04/20/18	Citigroup Global Markets	HKD	2,805	358,588	357,630	958	—
Expiring 04/20/18	Citigroup Global Markets	HKD	2,656	338,949	338,648	301	—
Expiring 04/20/18	Citigroup Global Markets	HKD	1,913	244,382	243,976	406	—
Expiring 04/20/18	State Street Bank	HKD	2,136	272,842	272,373	469	—
Indian Rupee,
Expiring 07/23/18	Citigroup Global Markets	INR	10,270	155,559	155,326	233	—
Japanese Yen,
Expiring 04/17/18	Citigroup Global Markets	JPY	1,081,117	10,113,042	10,172,532	—	(59,490)
Expiring 04/20/18	Australia and New Zealand Banking Group	JPY	1,841,436	17,284,746	17,329,859	—	(45,113)
Expiring 04/20/18	State Street Bank	JPY	19,904	187,321	187,313	8	—
New Taiwanese Dollar,
Expiring 04/20/18	Citigroup Global Markets	TWD	54,202	1,857,885	1,861,708	—	(3,823)
Russian Ruble,
Expiring 04/20/18	Citigroup Global Markets	RUB	22,942	402,980	399,492	3,488	—
Singapore Dollar,
Expiring 04/17/18	Citigroup Global Markets	SGD	2,487	1,893,927	1,897,626	—	(3,699)
Expiring 04/20/18	Citigroup Global Markets	SGD	337	257,377	257,199	178	—
Expiring 04/20/18	State Street Bank	SGD	1,192	904,638	909,299	—	(4,661)
Expiring 04/20/18	Toronto Dominion	SGD	268	204,351	204,840	—	(489)
South Korean Won,
Expiring 04/20/18	Citigroup Global Markets	KRW	3,823,557	3,589,285	3,589,880	—	(595)
Expiring 04/20/18	Citigroup Global Markets	KRW	699,566	645,356	656,812	—	(11,456)
Expiring 04/20/18	Citigroup Global Markets	KRW	427,741	400,260	401,600	—	(1,340)
Expiring 07/23/18	Citigroup Global Markets	KRW	177,846	166,818	167,526	—	(708)
Swedish Krona,
Expiring 04/17/18	Toronto Dominion	SEK	4,225	514,706	506,686	8,020	—
Swiss Franc,
Expiring 04/06/18	Australia and New Zealand Banking Group	CHF	228	241,316	238,803	2,513	—
Expiring 04/06/18	Royal Bank of Canada	CHF	501	528,217	524,836	3,381	—

				$247,599,041	$248,571,141	264,211	(1,236,311)

						$1,113,145	$(1,436,140)

Cross currency exchange contracts outstanding at March 31, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
04/06/18	Buy	EUR	2,182	GBP	1,925	$—	$(15,769)	Australia and New Zealand Banking Group
04/06/18	Buy	EUR	1,320	CHF	1,523	31,435	—	Toronto Dominion

						$31,435	$(15,769)

A948

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	06/20/23	1.000%(Q	)	2,300	0.647%	$(40,167)	$(42,838)	$2,671	Citigroup Global Markets
Republic of Turkey	06/20/23	1.000%(Q	)	1,700	1.934%	74,082	70,647	3,435	Goldman Sachs & Co.
United Mexican States	06/20/23	1.000%(Q	)	2,000	1.086%	7,554	15,296	(7,742)	Goldman Sachs & Co.

						$41,469	$43,105	$(1,636)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.25.V1	12/20/20	1.000%(Q	)	3,760	$(74,181)	$(67,086)	$7,095
CDX.NA.IG.30.V1	06/20/23	1.000%(Q	)	2,740	(48,585)	(46,127)	2,458
iTraxx Europe S29.V1	06/20/23	1.000%(Q	)	EUR 2,740	(72,205)	5,651	77,856

					$(194,971)	$(107,562)	$87,409

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):

ABX.6.V2	05/25/46	0.110%(Q)	190	$14,883	$—	$14,883	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%(Q)	170	13,317	—	13,317	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%(Q)	150	11,750	—	11,750	Bank of America
ABX.6.V2	05/25/46	0.110%(Q)	90	7,050	—	7,050	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%(Q)	70	5,483	—	5,483	Bank of America
CDX.EM.29.V1	06/20/23	1.000%(Q)	3,370	(60,590)	69,980	(130,570)	Goldman Sachs & Co.
CDX.IOS.10.V1	01/21/41	5.000%(S)	580	2,084	—	2,084	Citigroup Global Markets
CDX.IOS.10.V1	01/21/41	5.000%(S)	580	2,084	—	2,084	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%(M)	490	(2,527)	—	(2,527)	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%(M)	450	2,320	—	2,320	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%(S)	440	2,269	—	2,269	Citigroup Global Markets
CDX.IOS.11.V1	12/12/42	4.000%(M)	440	2,269	—	2,269	Citigroup Global Markets
CMBX.NA.AA.3.V1	12/13/49	0.270%(M)	250	159,998	—	159,998	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%(M)	120	76,799	—	76,799	Morgan Stanley
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	3,973	—	3,973	Barclays Capital Group
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	3,973	—	3,973	Citigroup Global Markets
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	3,973	—	3,973	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	3,973	—	3,973	Goldman Sachs & Co.

A949

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	$3,973	$—	$3,973	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51	5.000%(M)	350	309,312	—	309,312	Citigroup Global Markets

				$566,366	$69,980	$496,386

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.AA.3.V1	12/13/49	0.620%(M)	250	$(179,300)	$—	$(179,300)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%(M)	120	(86,064)	—	(86,064)	Morgan Stanley

				$(265,364)	$—	$(265,364)

Cash of $165,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A950

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018:

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	04/11/18	GBP	64	Pay or receive monthly amounts based on market value fluctuation of Anglo American PLC	$(88,049)	$—	$(88,049)
Bank of America	04/11/18	GBP	42	Pay or receive monthly amounts based on market value fluctuation of Ashtead Group PLC	16,118	—	16,118
Bank of America	04/11/18	GBP	113	Pay or receive monthly amounts based on market value fluctuation of Barratt Developments PLC	(6,676)	—	(6,676)
Bank of America	04/11/18	GBP	31	Pay or receive monthly amounts based on market value fluctuation of Fevertree Drinks PLC	(11,866)	—	(11,866)
Bank of America	04/11/18	GBP	443	Pay or receive monthly amounts based on market value fluctuation of Glencore PLC	(81,733)	—	(81,733)
Bank of America	04/11/18	GBP	1,403	Pay or receive monthly amounts based on market value fluctuation of Lloyds Banking Group PLC	(47,553)	—	(47,553)
Bank of America	04/11/18	GBP	39	Pay or receive monthly amounts based on market value fluctuation of Persimmon PLC	(61,391)	—	(61,391)
Bank of America	04/11/18	GBP	40	Pay or receive monthly amounts based on market value fluctuation of Rio Tinto PLC	(69,491)	—	(69,491)
Bank of America	04/11/18	GBP	353	Pay or receive monthly amounts based on market value fluctuation of Taylor Wimpey PLC	(11,125)	—	(11,125)
Bank of America	04/11/18	GBP	25	Pay or receive monthly amounts based on market value fluctuation of Bellway PLC	(29,825)	—	(29,825)
Bank of America	04/11/18	GBP	80	Pay or receive monthly amounts based on market value fluctuation of Compass Group PLC	(66,141)	—	(66,141)
Bank of America	04/11/18	GBP	409	Pay or receive monthly amounts based on market value fluctuation of Man Group PLC	30,805	—	30,805
Bank of America	04/11/18	GBP	4	Pay or receive monthly amounts based on market value fluctuation of Plus500 Ltd.	3,356	—	3,356
Bank of America	04/11/18	GBP	82	Pay or receive monthly amounts based on market value fluctuation of Rolls-Royce Holdings PLC	(47,341)	—	(47,341)
Bank of America	04/11/18	GBP	669	Pay or receive monthly amounts based on market value fluctuation of Tesco PLC	(47,068)	—	(47,068)

					$(517,980)	$—	$(517,980)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)	The Portfolio receives or pays monthly 1 Month USD LIBOR in the positions shown in the table above.

A951

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$548,508,467	$385,324,285	$11
Preferred Stocks	33,281,598	978,406	15,821
Rights	—	—	10,722
Warrants	—	992	—
Asset-Backed Securities
Automobiles	—	17,202,239	—
Consumer Loans	—	2,237,223	—
Credit Cards	—	2,563,773	—
Home Equity Loans	—	9,655,458	—
Manufactured Housing	—	628,078	—
Other	—	11,053,409	—
Residential Mortgage-Backed Securities	—	24,175,616	—
Bank Loans	—	12,129,278	852,091
Commercial Mortgage-Backed Securities	—	52,766,531	—
Convertible Bonds	—	105,831,806	—
Corporate Bonds	—	395,644,295	403
Municipal Bonds	—	1,543,043	—
Residential Mortgage-Backed Securities	—	188,608,617	—
Sovereign Bonds	—	1,058,958	—
U.S. Government Agency Obligations	—	150,814,470	—
U.S. Treasury Obligations	—	185,422,699	—
Affiliated Mutual Funds	386,208,210	—	—
Other Financial Instruments*
Futures Contracts	(2,181,027)	—	—
OTC Forward Foreign Currency Contracts	—	(322,995)	—
OTC Cross Currency Exchange Contracts	—	15,666	—
OTC Credit Default Swap Agreements	—	342,471	—
Centrally Cleared Credit Default Swap Agreements	—	87,409	—
OTC Total Return Swap Agreements	—	(517,980)	—

Total	$965,817,248	$1,547,243,747	$879,048

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A952

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 97.1%
Argentina — 1.0%
Pampa Energia SA, ADR *	2,099	$125,100

Australia — 6.0%
Macquarie Atlas Roads Group	43,495	194,065
Sydney Airport	32,835	170,242
Transurban Group	46,201	407,428

		771,735

Canada — 8.2%
Pembina Pipeline Corp.	10,813	337,691
TransCanada Corp., XTSE	11,169	461,896
Westshore Terminals Investment Corp.	15,276	264,175

		1,063,762

China — 3.2%
ENN Energy Holdings Ltd.	20,597	185,145
Huaneng Renewables Corp. Ltd. (Class H Stock)	623,587	234,802

		419,947

France — 9.6%
Aeroports de Paris	1,032	224,834
Eiffage SA	5,087	579,365
Vinci SA	4,447	438,008

		1,242,207

Germany — 0.9%
E.ON SE	10,914	121,277

India — 2.4%
NTPC Ltd.	120,938	316,191

Italy — 10.0%
Atlantia SpA	10,891	337,473
Enav SpA, 144A	24,724	131,983
Enel SpA	67,064	410,379
Italgas SpA	69,570	415,705

		1,295,540

Malaysia — 1.1%
Malaysia Airports Holdings Bhd	62,257	142,755

Mexico — 2.0%
CFE Capital S de RL de CV *	23,613	24,743
CFE Capital S de RL de CV, 144A*	93,012	97,463
Infraestructura Energetica Nova SAB de CV	26,561	129,912

		252,118

Philippines — 0.7%
International Container Terminal Services, Inc.	44,290	85,272

Spain — 4.3%
Aena SME SA, 144A	1,868	376,670
Ferrovial SA	8,600	179,807

		556,477

Switzerland — 1.5%
Flughafen Zurich AG	878	193,914

United States — 46.2%
American Electric Power Co., Inc.	5,563	381,566
American Tower Corp., REIT	2,565	372,797

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
American Water Works Co., Inc.	1,461	$119,992
Cheniere Energy Partners LP Holdings LLC, MLP	7,412	204,645
Cheniere Energy, Inc. *	4,305	230,102
CSX Corp.	4,769	265,682
Equinix, Inc., REIT	465	194,435
Exelon Corp.	5,404	210,810
FedEx Corp.	976	234,347
Genesee & Wyoming, Inc. (Class A Stock) *	3,352	237,288
Great Plains Energy, Inc.	5,097	162,034
NextEra Energy, Inc.	3,549	579,658
Norfolk Southern Corp.	894	121,387
NRG Energy, Inc.	15,670	478,405
ONEOK, Inc.	5,606	319,094
Public Service Enterprise Group, Inc.	4,111	206,537
SBA Communications Corp., REIT *	1,757	300,306
Sempra Energy	3,343	371,808
Targa Resources Corp.	4,656	204,864
Union Pacific Corp.	2,609	350,728
Williams Cos., Inc. (The)	17,778	441,961

		5,988,446

TOTAL LONG-TERM INVESTMENTS (cost $11,353,273)		12,574,741

SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	396,537	396,537

TOTAL SHORT-TERM INVESTMENTS (cost $396,537)		396,537

TOTAL INVESTMENTS — 100.1% (cost $11,749,810)		12,971,278
Liabilities in excess of other assets — (0.1)%		(19,414)

NET ASSETS — 100.0%		$12,951,864

A953

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio,

also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$125,100	$—	$ —
Australia	—	771,735	—
Canada	1,063,762	—	—
China	—	419,947	—
France	—	1,242,207	—
Germany	—	121,277	—
India	—	316,191	—
Italy	—	1,295,540	—
Malaysia	—	142,755	—
Mexico	252,118	—	—
Philippines	—	85,272	—
Spain	—	556,477	—
Switzerland	—	193,914	—
United States	5,988,446	—	—
Affiliated Mutual Fund	396,537	—	—

Total	$7,825,963	$5,145,315	$ —

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Transportation Infrastructure	19.5%
Oil, Gas & Consumable Fuels	17.0
Electric Utilities	14.5
Construction & Engineering	9.2
Independent Power & Renewable Electricity Producers	8.0
Road & Rail	7.5
Equity Real Estate Investment Trusts (REITs)	6.7

Gas Utilities	5.6%
Multi-Utilities	5.4
Affiliated Mutual Fund	3.0
Air Freight & Logistics	1.8
Banks	1.0
Water Utilities	0.9

100.1
Liabilities in excess of other assets	(0.1)

100.0%

A954

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 3.1%
Boeing Co. (The)	110,415	$36,202,870

Air Freight & Logistics — 2.0%
FedEx Corp.	96,592	23,192,705

Automobiles — 1.1%
Tesla, Inc.*(a)	49,511	13,176,362

Banks — 3.2%
JPMorgan Chase & Co.	239,920	26,384,002
PNC Financial Services Group, Inc. (The)	77,982	11,793,998

		38,178,000

Beverages — 1.1%
Monster Beverage Corp.*	220,859	12,635,343

Biotechnology — 4.9%
AbbVie, Inc.	89,185	8,441,360
Alexion Pharmaceuticals, Inc.*	106,373	11,856,335
BioMarin Pharmaceutical, Inc.*	132,144	10,712,914
Celgene Corp.*	142,890	12,747,217
Vertex Pharmaceuticals, Inc.*	88,291	14,389,667

		58,147,493

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	83,994	21,154,729

Chemicals — 0.9%
Albemarle Corp.(a)	115,436	10,705,535

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	107,737	20,300,883

Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	78,075	16,708,050

Hotels, Restaurants & Leisure — 3.5%
Marriott International, Inc. (Class A Stock)	170,644	23,204,171
McDonald’s Corp.	112,668	17,619,022

		40,823,193

Internet & Direct Marketing Retail — 10.8%
Amazon.com, Inc.*	45,056	65,211,351
Booking Holdings, Inc.*	7,638	15,890,019
Netflix, Inc.*	155,392	45,895,027

		126,996,397

Internet Software & Services — 14.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	252,487	46,341,464
Alphabet, Inc. (Class A Stock)*	23,272	24,136,322
Alphabet, Inc. (Class C Stock)*	23,243	23,981,895
Facebook, Inc. (Class A Stock)*	220,394	35,216,757
Tencent Holdings Ltd. (China)	694,043	37,255,930
Tencent Holdings Ltd. (China), 144A	83,477	4,481,009

		171,413,377

IT Services — 9.9%
FleetCor Technologies, Inc.*	73,972	14,979,330
Mastercard, Inc. (Class A Stock)	218,107	38,203,622
PayPal Holdings, Inc.*	239,548	18,174,507
Square, Inc. (Class A Stock)*(a)	170,414	8,384,369
Visa, Inc. (Class A Stock)(a)	304,984	36,482,186

		116,224,014

Shares		Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 1.2%
Illumina, Inc.*	58,251	$13,771,701

Machinery — 2.7%
Caterpillar, Inc.	119,178	17,564,454
Parker-Hannifin Corp.	85,551	14,631,788

		32,196,242

Media — 1.2%
Charter Communications, Inc. (Class A Stock)*	43,532	13,548,029

Oil, Gas & Consumable Fuels — 1.3%
Concho Resources, Inc.*	102,107	15,349,745

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	142,889	21,393,341

Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	344,940	21,817,455

Semiconductors & Semiconductor Equipment — 5.6%
Broadcom Ltd.	99,656	23,483,936
NVIDIA Corp.	108,749	25,185,181
Texas Instruments, Inc.	162,384	16,870,074

		65,539,191

Software — 14.5%
Activision Blizzard, Inc.	237,330	16,010,282
Adobe Systems, Inc.*	150,970	32,621,598
Microsoft Corp.	505,816	46,165,826
Red Hat, Inc.*(a)	135,142	20,205,080
salesforce.com, Inc.*	257,933	29,997,608
Splunk, Inc.*	129,850	12,775,942
Workday, Inc. (Class A Stock)*(a)	96,613	12,280,478

		170,056,814

Specialty Retail — 1.9%
Home Depot, Inc. (The)	128,130	22,837,891

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	298,344	50,056,156

Textiles, Apparel & Luxury Goods — 2.5%
Kering SA (France)	37,939	18,196,217
NIKE, Inc. (Class B Stock)	165,356	10,986,253

		29,182,470

TOTAL LONG-TERM INVESTMENTS
(cost $608,067,520)		1,161,607,986

SHORT-TERM INVESTMENTS — 11.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	30,178	30,178
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $132,751,332; includes $132,553,640 of cash collateral for securities on loan)(b)(w)	132,753,428	132,726,878

A955

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS
(cost $132,781,510)	$132,757,056

TOTAL INVESTMENTS — 110.2%
(cost $740,849,030)	1,294,365,042
Liabilities in excess of other assets — (10.2)%	(120,172,012)

NET ASSETS — 100.0%	$1,174,193,030

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $133,256,512; cash collateral of $132,553,640 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$36,202,870	$—	$—
Air Freight & Logistics	23,192,705	—	—
Automobiles	13,176,362	—	—
Banks	38,178,000	—	—
Beverages	12,635,343	—	—
Biotechnology	58,147,493	—	—
Capital Markets	21,154,729	—	—
Chemicals	10,705,535	—	—
Food & Staples Retailing	20,300,883	—	—
Health Care Providers & Services	16,708,050	—	—
Hotels, Restaurants & Leisure	40,823,193	—	—
Internet & Direct Marketing Retail	126,996,397	—	—
Internet Software & Services	129,676,438	41,736,939	—
IT Services	116,224,014	—	—
Life Sciences Tools & Services	13,771,701	—	—
Machinery	32,196,242	—	—
Media	13,548,029	—	—
Oil, Gas & Consumable Fuels	15,349,745	—	—
Personal Products	21,393,341	—	—
Pharmaceuticals	21,817,455	—	—
Semiconductors & Semiconductor Equipment	65,539,191	—	—
Software	170,056,814	—	—
Specialty Retail	22,837,891	—	—
Technology Hardware, Storage & Peripherals	50,056,156	—	—
Textiles, Apparel & Luxury Goods	10,986,253	18,196,217	—
Affiliated Mutual Funds	132,757,056	—	—

Total	$1,234,431,886	$59,933,156	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A956

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.2%
AFFILIATED MUTUAL FUNDS — 15.0%
AST Western Asset Core Plus Bond Portfolio*	3,595,475	$45,446,802
AST Western Asset Emerging Markets Debt Portfolio*	808,292	9,036,705

TOTAL AFFILIATED MUTUAL FUNDS
(cost $52,145,749)(w)		54,483,507

COMMON STOCKS — 71.8%
Aerospace & Defense — 1.7%
Boeing Co. (The)	2,633	863,308
Engility Holdings, Inc.*	576	14,054
General Dynamics Corp.	3,183	703,125
Harris Corp.	523	84,349
Huntington Ingalls Industries, Inc.	322	82,999
L3 Technologies, Inc.	2,824	587,392
Lockheed Martin Corp.	3,943	1,332,458
Meggitt PLC (United Kingdom)	133,821	811,827
Northrop Grumman Corp.	1,379	481,436
Orbital ATK, Inc.	4,964	658,276
Raytheon Co.	2,468	532,644
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,133	94,832

		6,246,700

Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	6,923	438,226
Royal Mail PLC (United Kingdom)	129,265	981,091

		1,419,317

Airlines — 0.4%
American Airlines Group, Inc.	4,306	223,740
Deutsche Lufthansa AG (Germany)	25,745	823,005
Southwest Airlines Co.	3,350	191,888
United Continental Holdings, Inc.*	954	66,274

		1,304,907

Auto Components — 0.4%
Adient PLC	1,114	66,573
Bridgestone Corp. (Japan)	13,500	593,917
Dana, Inc.	450	11,592
Gentex Corp.	644	14,825
Halla Holdings Corp. (South Korea)	583	27,057
Nexen Tire Corp. (South Korea)	6,609	77,212
Sumitomo Rubber Industries Ltd. (Japan)	30,500	562,339
Tupy SA (Brazil)	13,600	69,906

		1,423,421

Automobiles — 0.6%
Ford Motor Co.	29,158	323,071
General Motors Co.	10,882	395,452
Harley-Davidson, Inc.(a)	13,372	573,392
Subaru Corp. (Japan)	24,300	804,397

		2,096,312

Banks — 5.7%
Agricultural Bank of China Ltd. (China) (Class H Stock)	329,000	188,926
Aozora Bank Ltd. (Japan)	16,200	650,209
Bank Hapoalim BM (Israel)	115,868	796,815

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank Negara Indonesia Persero Tbk PT (Indonesia)	58,000	$36,731
Bank of China Ltd. (China) (Class H Stock)	414,000	226,151
Bank of Communications Co. Ltd. (China) (Class H Stock)	161,000	127,285
Bankinter SA (Spain)	81,166	835,632
BCB Bancorp, Inc.	12,392	193,935
Berkshire Hills Bancorp, Inc.	5,987	227,207
Bryn Mawr Bank Corp.	6,201	272,534
Canadian Imperial Bank of Commerce (Canada)	5,800	511,954
Central Pacific Financial Corp.	4,697	133,677
China Construction Bank Corp. (China) (Class H Stock)	852,924	890,883
Citigroup, Inc.	18,328	1,237,140
Citizens Financial Group, Inc.	4,297	180,388
City Holding Co.(a)	3,322	227,756
Comerica, Inc.	710	68,110
Community Trust Bancorp, Inc.	4,480	202,496
CTBC Financial Holding Co. Ltd. (Taiwan)	234,000	169,086
Danske Bank A/S (Denmark)	20,564	770,498
DNB ASA (Norway)	26,627	524,478
E.Sun Financial Holding Co. Ltd. (Taiwan)	1,281,000	865,745
Fidelity Southern Corp.	15,824	365,060
Fifth Third Bancorp	8,163	259,175
Financial Institutions, Inc.	6,671	197,462
First Community Bancshares, Inc.	5,304	158,324
First Financial Corp.	2,355	97,968
First Financial Holding Co. Ltd. (Taiwan)	66,892	46,655
Heritage Commerce Corp.	24,214	399,047
Heritage Financial Corp.	12,386	379,012
Hong Leong Bank Bhd (Malaysia)	40,200	195,452
Independent Bank Corp.	9,010	206,329
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	203,000	176,912
Investors Bancorp, Inc.	12,774	174,237
JPMorgan Chase & Co.	16,790	1,846,396
Krung Thai Bank PCL (Thailand), NVDR	479,900	292,558
MCB Bank Ltd. (Pakistan)	24,500	47,203
Midland States Bancorp, Inc.(a)	8,147	257,119
National Bank of Canada (Canada)	12,000	564,815
National Bank of Pakistan (Pakistan)	190,500	83,640
Opus Bank	8,405	235,340
Peoples Bancorp, Inc.	10,767	381,690
People’s United Financial, Inc.(a)	15,268	284,901
Public Bank Bhd (Malaysia)	16,500	102,591
Regions Financial Corp.	11,206	208,207
Royal Bank of Canada (Canada)	9,400	726,113
Sandy Spring Bancorp, Inc.	8,928	346,049
Siam Commercial Bank PCL (The) (Thailand), NVDR	177,900	817,921
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)(a)	53,423	561,278
Sterling BanCorp.	5,905	133,158
SunTrust Banks, Inc.	4,217	286,925
Swedbank AB (Sweden) (Class A Stock)	19,898	447,115
Thanachart Capital PCL (Thailand), NVDR	62,000	103,399
Toronto-Dominion Bank (The) (Canada)	13,300	754,735
Washington Trust Bancorp, Inc.	6,660	357,975

A957

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Zions Bancorporation	1,347	$71,027

		20,903,424

Beverages — 1.0%
Brown-Forman Corp. (Class B Stock)	3,265	177,616
Coca-Cola Amatil Ltd. (Australia)	30,725	205,745
Coca-Cola Co. (The)	14,321	621,961
Coca-Cola Femsa SAB de CV (Mexico), ADR	2,260	150,132
Dr. Pepper Snapple Group, Inc.	5,675	671,807
Hite Jinro Co. Ltd. (South Korea)	2,341	49,215
PepsiCo, Inc.	5,793	632,306
Suntory Beverage & Food Ltd. (Japan)	9,400	457,597
Thai Beverage PCL (Thailand)	1,147,800	684,545

		3,650,924

Biotechnology — 1.5%
AbbVie, Inc.	5,393	510,447
Aduro Biotech, Inc.*	2,713	25,231
Agios Pharmaceuticals, Inc.*	680	55,610
Alkermes PLC*	1,406	81,492
Amgen, Inc.	9,934	1,693,548
Biogen, Inc.*	4,713	1,290,514
Gilead Sciences, Inc.	4,659	351,242
ImmunoGen, Inc.*	3,053	32,118
Ionis Pharmaceuticals, Inc.*(a)	6,367	280,657
PDL BioPharma, Inc.*(a)	121,659	357,677
ProQR Therapeutics NV (Netherlands)*	5,104	15,695
Spark Therapeutics, Inc.*(a)	757	50,409
Ultragenyx Pharmaceutical, Inc.*	800	40,792
Vertex Pharmaceuticals, Inc.*	3,557	579,720

		5,365,152

Building Products — 0.1%
Johnson Controls International PLC	12,138	427,743

Capital Markets — 1.4%
Ameriprise Financial, Inc.	3,023	447,223
BGC Partners, Inc. (Class A Stock)	1,304	17,539
CI Financial Corp. (Canada)	37,200	796,926
Cohen & Steers, Inc.	1,938	78,799
Evercore, Inc. (Class A Stock)	48	4,186
Goldman Sachs Group, Inc. (The)	3,334	839,701
IG Group Holdings PLC (United Kingdom)	78,537	879,585
Lazard Ltd. (Class A Stock)	1,021	53,664
Morgan Stanley	16,317	880,465
State Street Corp.	2,735	272,762
T. Rowe Price Group, Inc.	1,464	158,068
Thomson Reuters Corp. (Canada)	17,462	674,906

		5,103,824

Chemicals — 1.0%
Albemarle Corp.	1,345	124,735
Formosa Chemicals & Fibre Corp. (Taiwan)	246,000	928,843
Formosa Plastics Corp. (Taiwan)	248,000	883,270
Grand Pacific Petrochemical (Taiwan)	191,000	201,828
Innophos Holdings, Inc.	8,148	327,631
LyondellBasell Industries NV (Class A Stock)	2,956	312,390
Monsanto Co.	6,100	711,809

Shares		Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
PhosAgro PJSC (Russia), GDR	3,496	$50,832

		3,541,338

Commercial Services & Supplies — 0.7%
Ennis, Inc.	14,501	285,670
Herman Miller, Inc.	9,061	289,499
Knoll, Inc.	10,782	217,689
McGrath RentCorp.	7,199	386,514
Republic Services, Inc.(a)	9,611	636,537
Viad Corp.	4,884	256,166
Waste Management, Inc.	6,399	538,284

		2,610,359

Communications Equipment — 0.6%
ARRIS International PLC*	2,109	56,036
Cisco Systems, Inc.	16,414	703,996
Motorola Solutions, Inc.	5,429	571,674
Sercomm Corp. (Taiwan)	46,000	127,044
Ubiquiti Networks, Inc.*	260	17,888
VTech Holdings Ltd. (Hong Kong)	61,900	785,522

		2,262,160

Construction & Engineering — 1.3%
China Communications Construction Co. Ltd. (China) (Class H Stock)	462,000	477,747
China Railway Group Ltd. (China) (Class H Stock)	1,243,000	865,694
CTCI Corp. (Taiwan)	67,000	109,614
EMCOR Group, Inc.	384	29,925
Fluor Corp.	6,312	361,173
HOCHTIEF AG (Germany)	4,860	908,476
Obayashi Corp. (Japan)	57,800	636,717
Primoris Services Corp.	14,412	360,012
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	183,000	182,515
Taisei Corp. (Japan)	15,400	789,861

		4,721,734

Construction Materials — 0.2%
Siam Cement PCL (The) (Thailand), NVDR	42,800	677,578
Taiwan Cement Corp. (Taiwan)	23,000	29,015

		706,593

Consumer Finance — 0.4%
Ally Financial, Inc.	3,436	93,287
American Express Co.	7,645	713,126
Discover Financial Services	6,722	483,513
FirstCash, Inc.	153	12,431
Navient Corp.	327	4,290
Synchrony Financial	2,566	86,039

		1,392,686

Containers & Packaging — 0.6%
Avery Dennison Corp.	1,000	106,250
DS Smith PLC (United Kingdom)	93,116	615,318
Graphic Packaging Holding Co.	23,507	360,832
Greatview Aseptic Packaging Co. Ltd. (China)	230,000	155,324
International Paper Co.	4,877	260,578
Lock&Lock Co. Ltd. (South Korea)	6,425	144,953

A958

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Silgan Holdings, Inc.	16,814	$468,270
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	48,000	92,597

		2,204,122

Diversified Consumer Services — 0.5%
Ascent Capital Group, Inc. (Class A Stock)*	1,557	5,730
Benesse Holdings, Inc. (Japan)	14,800	538,415
Capella Education Co.	2,517	219,860
Fu Shou Yuan International Group Ltd. (China)	217,000	216,022
H&R Block, Inc.	25,217	640,764
Service Corp. International	1,336	50,421

		1,671,212

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	18,629	664,124
BCE, Inc. (Canada)	11,747	505,494
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	255,895	327,982
CenturyLink, Inc.	9,450	155,264
Elisa OYJ (Finland)	6,884	311,359
HKT Trust & HKT Ltd. (Hong Kong)	516,000	650,565
KT Corp. (South Korea)	1,600	41,197
KT Corp. (South Korea), ADR*	13,004	178,155
LG Uplus Corp. (South Korea)	78,082	906,903
Magyar Telekom Telecommunications PLC (Hungary)	100,263	178,925
Nippon Telegraph & Telephone Corp. (Japan)	18,300	853,751
PCCW Ltd. (Hong Kong)	1,211,000	702,826
Rostelecom PJSC (Russia)	72,000	84,938
Swisscom AG (Switzerland)	556	275,834
Telefonica Deutschland Holding AG (Germany)	89,574	420,900
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	240,500	63,241
Telstra Corp. Ltd. (Australia)	91,948	222,576
Verizon Communications, Inc.	7,409	354,298

		6,898,332

Electric Utilities — 2.3%
ALLETE, Inc.	4,655	336,324
American Electric Power Co., Inc.	4,335	297,338
CK Infrastructure Holdings Ltd. (Hong Kong)	29,500	241,791
CLP Holdings Ltd. (Hong Kong)	56,000	570,976
Duke Energy Corp.	4,782	370,462
Edison International	5,015	319,255
El Paso Electric Co.	6,306	321,606
Entergy Corp.	3,498	275,572
Eversource Energy	5,424	319,582
Great Plains Energy, Inc.	20,438	649,724
IDACORP, Inc.	2,043	180,336
Korea Electric Power Corp. (South Korea)	17,325	536,392
Manila Electric Co. (Philippines)	27,230	166,097
NextEra Energy, Inc.	2,318	378,599
PNM Resources, Inc.	10,382	397,112
Portland General Electric Co.	8,843	358,230
Red Electrica Corp. SA (Spain)	27,316	563,869

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Southern Co. (The)	16,264	$726,350
Spark Infrastructure Group (Australia)	142,517	262,863
SSE PLC (United Kingdom)	18,812	337,474
Tenaga Nasional Bhd (Malaysia)	8,300	34,732
Xcel Energy, Inc.	15,998	727,589

		8,372,273

Electrical Equipment — 0.2%
Chicony Power Technology Co. Ltd. (Taiwan)	60,300	123,356
Eaton Corp. PLC	3,452	275,849
Powell Industries, Inc.	3,369	90,424
Rockwell Automation, Inc.	450	78,390

		568,019

Electronic Equipment, Instruments & Components — 1.0%
AU Optronics Corp. (Taiwan)	1,809,000	838,729
AVX Corp.	13,176	218,063
CDW Corp.	1,644	115,590
Daktronics, Inc.	29,351	258,582
Dolby Laboratories, Inc. (Class A Stock)	1,201	76,336
Fitbit, Inc. (Class A Stock)*	401	2,045
Hon Hai Precision Industry Co. Ltd. (Taiwan)	45,205	140,993
Methode Electronics, Inc.	2,844	111,200
Nippon Electric Glass Co. Ltd. (Japan)	9,400	272,489
TE Connectivity Ltd.	10,501	1,049,050
Tripod Technology Corp. (Taiwan)	34,000	115,320
WiSoL Co. Ltd. (South Korea)	9,448	125,847
Yageo Corp. (Taiwan)	24,047	436,282

		3,760,526

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.(a)	19,831	550,707
Core Laboratories NV(a)	4,904	530,711
Frank’s International NV	6,944	37,706
National Oilwell Varco, Inc.	5,419	199,473
Weatherford International PLC*(a)	34,111	78,114

		1,396,711

Equity Real Estate Investment Trusts (REITs) — 1.3%
CubeSmart	20,874	588,647
Digital Realty Trust, Inc.	2,991	315,192
Equity LifeStyle Properties, Inc.	3,642	319,658
Gaming and Leisure Properties, Inc.	18,090	605,472
KLCCP Stapled Group (Malaysia)	27,500	50,922
LTC Properties, Inc.	5,807	220,666
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	112,500	126,361
National Health Investors, Inc.	5,569	374,738
Omega Healthcare Investors, Inc.(a)	6,443	174,219
Public Storage	2,600	521,013
Ramco-Gershenson Properties Trust	16,297	201,431
Select Income REIT	16,520	321,810
Tanger Factory Outlet Centers, Inc.	8,464	186,208
Ventas, Inc.	4,151	205,599
Welltower, Inc.	4,053	220,605
Xenia Hotels & Resorts, Inc.	15,314	301,992

A959

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Yuexiu Real Estate Investment Trust (Hong Kong)	62,000	$43,081

		4,777,614

Food & Staples Retailing — 2.7%
Casey’s General Stores, Inc.	1,292	141,823
CVS Health Corp.	16,924	1,052,842
Empire Co. Ltd. (Canada) (Class A Stock)	43,976	882,694
FamilyMart UNY Holdings Co. Ltd. (Japan)	11,800	983,140
George Weston Ltd. (Canada)	6,700	539,391
GS Retail Co. Ltd. (South Korea)	2,538	73,437
ICA Gruppen AB (Sweden)(a)	10,824	383,748
Kesko OYJ (Finland) (Class B Stock)	12,979	743,336
Koninklijke Ahold Delhaize NV (Netherlands)	20,405	483,516
Kroger Co. (The)	7,460	178,592
Lawson, Inc. (Japan)	5,700	389,665
Metro, Inc. (Canada)	11,800	376,435
Seven & i Holdings Co. Ltd. (Japan)	20,800	890,913
SpartanNash Co.	2,968	51,079
Sun Art Retail Group Ltd. (Hong Kong)	155,500	181,968
Sysco Corp.	5,652	338,894
Walgreens Boots Alliance, Inc.	6,813	446,047
Wal-Mart de Mexico SAB de CV (Mexico)	228,800	582,194
Walmart, Inc.	6,111	543,696
Wm Morrison Supermarkets PLC (United Kingdom)	168,813	506,500
Woolworths Group Ltd. (Australia)	9,471	192,233

		9,962,143

Food Products — 2.0%
Archer-Daniels-Midland Co.	16,527	716,776
B&G Foods, Inc.(a)	6,162	146,039
Bunge Ltd.	3,669	271,286
Calavo Growers, Inc.(a)	3,862	356,076
Conagra Brands, Inc.	8,545	315,140
Dean Foods Co.	9,560	82,407
General Mills, Inc.	4,321	194,704
GFPT PCL (Thailand), NVDR	228,900	98,372
Hershey Co. (The)	2,643	261,551
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	92,800	55,882
Indofood Sukses Makmur Tbk PT (Indonesia)	256,900	134,681
Ingredion, Inc.	4,680	603,346
J&J Snack Foods Corp.	329	44,928
J.M. Smucker Co. (The)	1,455	180,435
Kellogg Co.	5,034	327,260
McCormick & Co., Inc.	3,082	327,894
Nestle SA (Switzerland)	5,755	454,885
NongShim Co. Ltd. (South Korea)	145	40,917
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	897,200	84,582
Pinnacle Foods, Inc.	5,569	301,283
Sanderson Farms, Inc.(a)	2,864	340,873
Tate & Lyle PLC (United Kingdom)	87,627	669,262
Thai Union Group PCL (Thailand), NVDR	117,000	70,043
Thai Vegetable Oil PCL (Thailand), NVDR	52,000	56,944
Uni-President China Holdings Ltd. (China)	151,000	131,024

Shares		Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Uni-President Enterprises Corp. (Taiwan)	423,720	$1,000,632

		7,267,222

Gas Utilities — 0.3%
China Resources Gas Group Ltd. (China)	12,000	41,964
Northwest Natural Gas Co.	4,931	284,272
ONE Gas, Inc.	1,954	129,003
Osaka Gas Co. Ltd. (Japan)	22,600	449,490
Southwest Gas Holdings, Inc.	2,660	179,896

		1,084,625

Health Care Equipment & Supplies — 0.8%
Analogic Corp.	1,517	145,480
Baxter International, Inc.	16,537	1,075,566
Becton, Dickinson & Co.	1,642	355,821
LeMaitre Vascular, Inc.	6,582	238,466
Medtronic PLC	9,173	735,858
ResMed, Inc.	1,882	185,321
St. Shine Optical Co. Ltd. (Taiwan)	3,000	88,724
Wright Medical Group NV*	98	1,944

		2,827,180

Health Care Providers & Services — 2.6%
Aetna, Inc.	4,200	709,799
AmerisourceBergen Corp.	5,685	490,104
Anthem, Inc.	4,624	1,015,893
Cardinal Health, Inc.	6,123	383,790
Chemed Corp.	1,153	314,608
Cigna Corp.	1,683	282,306
Encompass Health Corp.	6,408	366,345
Express Scripts Holding Co.*	8,407	580,756
Humana, Inc.	3,368	905,420
Kindred Healthcare, Inc.	11,103	101,592
Miraca Holdings, Inc. (Japan)	15,900	626,120
Molina Healthcare, Inc.*	4,548	369,207
Owens & Minor, Inc.	8,937	138,970
Quest Diagnostics, Inc.(a)	6,276	629,483
UnitedHealth Group, Inc.	11,373	2,433,822

		9,348,215

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.(a)	10,653	311,068

Hotels, Restaurants & Leisure — 1.8%
Brinker International, Inc.(a)	28,147	1,016,106
Carnival Corp.	9,260	607,271
Cheesecake Factory, Inc. (The)(a)	7,873	379,636
Cracker Barrel Old Country Store, Inc.(a)	1,859	295,953
Darden Restaurants, Inc.	5,610	478,253
Dunkin’ Brands Group, Inc.(a)	10,296	614,568
Hyatt Hotels Corp. (Class A Stock)	111	8,465
Jack in the Box, Inc.	2,566	218,957
McDonald’s Corp.	2,877	449,905
MK Restaurants Group PCL (Thailand), NVDR	21,100	50,042
Royal Caribbean Cruises Ltd.	4,690	552,201
Ruth’s Hospitality Group, Inc.	12,321	301,248
Starbucks Corp.	4,375	253,269
Texas Roadhouse, Inc.	1,804	104,235
Vail Resorts, Inc.	924	204,851

A960

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
William Hill PLC (United Kingdom)	138,183	$640,695
Wyndham Worldwide Corp.	1,824	208,720

		6,384,375

Household Durables — 0.7%
Barratt Developments PLC (United Kingdom)	39,881	296,766
CSS Industries, Inc.	8,974	157,045
Ethan Allen Interiors, Inc.(a)	10,373	238,060
La-Z-Boy, Inc.	11,203	335,530
PulteGroup, Inc.	2,589	76,350
Sekisui House Ltd. (Japan)	44,800	819,741
Taylor Wimpey PLC (United Kingdom)	235,712	610,657
Toll Brothers, Inc.	598	25,864
Whirlpool Corp.	441	67,522

		2,627,535

Household Products — 0.7%
Church & Dwight Co., Inc.	14,762	743,414
Clorox Co. (The)	2,294	305,354
Colgate-Palmolive Co.	4,018	288,010
Energizer Holdings, Inc.(a)	1,795	106,946
Kimberly-Clark Corp.	2,191	241,295
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	215,000	402,564
Procter & Gamble Co. (The)	5,821	461,489

		2,549,072

Independent Power & Renewable Electricity Producers — 0.3%
China Resources Power Holdings Co. Ltd. (China)	20,000	36,669
Engie Brasil Energia SA (Brazil)	17,800	210,918
Glow Energy PCL (Thailand), NVDR	52,900	144,136
Huaneng Power International, Inc. (China) (Class H Stock)	258,000	174,292
NRG Yield, Inc. (Class A Stock)	2,610	42,908
Pattern Energy Group, Inc. (Class A Stock)(a)	12,262	212,010
Ratchaburi Electricity Generating Holding PCL (Thailand), NVDR	78,800	129,888

		950,821

Industrial Conglomerates — 0.6%
3M Co.	2,000	439,040
Alfa SAB de CV (Mexico) (Class A Stock)	27,086	34,699
CITIC Ltd. (China)	125,000	176,020
Enka Insaat ve Sanayi A/S (Turkey)	26,116	35,889
General Electric Co.	10,089	136,000
Jardine Matheson Holdings Ltd. (Hong Kong)	11,239	692,618
Jardine Strategic Holdings Ltd. (Hong Kong)	10,900	419,036
LG Corp. (South Korea)	557	45,722
LT Group, Inc. (Philippines)	359,900	130,168

		2,109,192

Insurance — 4.5%
Admiral Group PLC (United Kingdom)	13,968	361,524
Aflac, Inc.	19,626	858,833
Ageas (Belgium)	6,489	334,862
Allstate Corp. (The)	8,128	770,535

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American Financial Group, Inc.	6,215	$697,447
AMERISAFE, Inc.	5,318	293,820
Argo Group International Holdings Ltd.	6,274	360,128
Assured Guaranty Ltd.	1,064	38,517
AXA SA (France)	19,713	524,031
Axis Capital Holdings Ltd.(a)	5,610	322,968
Cathay Financial Holding Co. Ltd. (Taiwan)	92,000	164,971
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	33,400	151,560
CNO Financial Group, Inc.	13,309	288,406
DB Insurance Co. Ltd. (South Korea)	693	43,052
Direct Line Insurance Group PLC (United Kingdom)	164,191	879,160
Everest Re Group Ltd.	2,647	679,803
Fairfax Financial Holdings Ltd. (Canada)	411	208,338
FBL Financial Group, Inc. (Class A Stock)	1,578	109,434
First American Financial Corp.	6,383	374,554
FNF Group	2,139	85,603
Hannover Rueck SE (Germany)	4,039	551,050
Hanwha Life Insurance Co. Ltd. (South Korea)	12,576	74,152
Hartford Financial Services Group, Inc. (The)	12,365	637,045
Horace Mann Educators Corp.	8,016	342,684
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,341	49,738
Infinity Property & Casualty Corp.	3,273	387,523
James River Group Holdings Ltd.	6,455	228,959
Korean Reinsurance Co. (South Korea)	12,681	135,884
Mercury General Corp.	3,896	178,710
MetLife, Inc.	3,546	162,726
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	2,517	585,307
Power Financial Corp. (Canada)	15,200	380,605
Primerica, Inc.	429	41,441
ProAssurance Corp.	167	8,108
Progressive Corp. (The)	10,536	641,958
RenaissanceRe Holdings Ltd. (Bermuda)	2,343	324,529
Safety Insurance Group, Inc.	3,294	253,144
SCOR SE (France)	19,859	810,749
Stewart Information Services Corp.	7,356	323,223
Swiss Re AG (Switzerland)	5,126	523,194
Talanx AG (Germany)	14,399	626,078
Travelers Cos., Inc. (The)	2,619	363,674
Tryg A/S (Denmark)	22,004	512,675
United Fire Group, Inc.	2,187	104,670
Validus Holdings Ltd.	9,155	617,505

		16,412,877

Internet & Direct Marketing Retail — 0.2%
CJ O Shopping Co. Ltd. (South Korea)	326	68,651
GS Home Shopping, Inc. (South Korea)	691	122,002
Liberty Interactive Corp. QVC Group (Class A Stock)*	9,386	236,245
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,468	15,781
PetMed Express, Inc.(a)	7,639	318,928

		761,607

A961

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 0.6%
eBay, Inc.*	7,982	$321,196
Facebook, Inc. (Class A Stock)*	4,366	697,643
j2 Global, Inc.	1,013	79,946
LogMeIn, Inc.	747	86,316
Twitter, Inc.*	33,967	985,383

		2,170,484

IT Services — 1.1%
Amdocs Ltd.	7,669	511,676
Booz Allen Hamilton Holding Corp.	5,177	200,454
Cognizant Technology Solutions Corp. (Class A Stock)	2,153	173,317
Convergys Corp.	13,890	314,192
CSG Systems International, Inc.	4,505	204,031
DXC Technology Co.	4,328	435,094
EVERTEC, Inc. (Puerto Rico)	24,662	403,224
Genpact Ltd.	498	15,931
Hackett Group, Inc. (The)	21,126	339,284
Infosys Ltd. (India), ADR(a)	10,204	182,141
International Business Machines Corp.	4,363	669,415
Science Applications International Corp.	1,183	93,220
Travelport Worldwide Ltd.	26,886	439,317
Wipro Ltd. (India), ADR(a)	9,954	51,363

		4,032,659

Leisure Products — 0.1%
Sturm Ruger & Co., Inc.(a)	6,240	327,600

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	4,008	332,504

Machinery — 0.6%
Allison Transmission Holdings, Inc.	1,247	48,708
Briggs & Stratton Corp.	14,662	313,913
Cummins, Inc.	4,178	677,212
Deere & Co.	3,587	557,133
Douglas Dynamics, Inc.	1,812	78,550
Global Brass & Copper Holdings, Inc.	5,583	186,751
Nordson Corp.	406	55,354
Pentair PLC (United Kingdom)	1,510	102,876
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	1,920	35,246
WABCO Holdings, Inc.*	112	14,993

		2,070,736

Marine — 0.0%
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	266,000	137,456

Media — 2.2%
AMC Networks, Inc. (Class A Stock)*(a)	6,261	323,694
Astro Malaysia Holdings Bhd (Malaysia)	301,400	159,417
CBS Corp. (Class B Stock)	7,261	373,143
Comcast Corp. (Class A Stock)	86,134	2,943,198
Discovery Communications, Inc. (Class A Stock)*(a)	11,713	251,010
Discovery Communications, Inc. (Class C Stock)*	12,063	235,470
Gannett Co., Inc.(a)	29,311	292,524
GCI Liberty, Inc. (Class A Stock)*	1,580	83,519
Interpublic Group of Cos., Inc. (The)	2,101	48,386
KT Skylife Co. Ltd. (South Korea)	1,767	20,295

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Liberty Broadband Corp. (Class A Stock)*	1,017	$86,242
Liberty Broadband Corp. (Class C Stock)*	1,968	168,638
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,930	60,428
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,555	108,179
Liberty Latin America Ltd. (Chile) (Class A Stock)*	446	8,675
Liberty Latin America Ltd. (Chile) (Class C Stock)*	588	11,225
Liberty Media Corp.-Liberty Braves (Class A Stock)*	147	3,341
Liberty Media Corp.-Liberty Braves (Class C Stock)*	386	8,809
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	612	17,925
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,161	35,817
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	2,803	115,203
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	4,933	201,513
Lions Gate Entertainment Corp. (Class B Stock)	1,020	24,562
Madison Square Garden Co. (The) (Class A Stock)*	1,405	345,349
MSG Networks, Inc. (Class A Stock)*	4,003	90,468
Multiplus SA (Brazil)	5,200	48,670
National CineMedia, Inc.	2,764	14,345
New Media Investment Group, Inc.	2,482	42,541
RTL Group SA (Luxembourg)(a)	5,143	425,516
SES SA (Luxembourg)	21,732	294,164
Viacom, Inc. (Class B Stock)	587	18,232
Walt Disney Co. (The)	11,611	1,166,209
World Wrestling Entertainment, Inc. (Class A Stock)	1,062	38,243

		8,064.,950

Metals & Mining — 0.9%
Alrosa PJSC (Russia)	106,300	169,443
China Steel Corp. (Taiwan)	50,000	39,930
Compass Minerals International, Inc.	2,842	171,373
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	15,623	41,304
Freeport-McMoRan, Inc.*	22,800	400,596
Kaiser Aluminum Corp.	3,074	310,167
Materion Corp.	7,137	364,344
Newmont Mining Corp.	18,026	704,276
Nucor Corp.	6,260	382,423
POSCO (South Korea)	287	91,611
Royal Gold, Inc.	3,525	302,692
Schnitzer Steel Industries, Inc. (Class A Stock)	4,567	147,742
Severstal PJSC (Russia), GDR	5,720	86,315
Steel Dynamics, Inc.	1,932	85,433

		3,297,649

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.	13,644	258,144

A964

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Annaly Capital Management, Inc.	43,368	$452,328
Anworth Mortgage Asset Corp.	34,438	165,302
Apollo Commercial Real Estate Finance, Inc.	15,563	279,823
Capstead Mortgage Corp.	3,030	26,210
Chimera Investment Corp.	13,132	228,628
CYS Investments, Inc.	30,925	207,816
Dynex Capital, Inc.	8,033	53,259
New Residential Investment Corp.	13,775	226,599
Starwood Property Trust, Inc.	33,800	708,109

		2,606,218

Multiline Retail — 0.8%
Big Lots, Inc.(a)	5,769	251,125
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,233	293,608
Kohl’s Corp.	5,801	380,024
Macy’s, Inc.	3,470	103,198
Marks & Spencer Group PLC (United Kingdom)	154,827	588,102
Matahari Department Store Tbk PT (Indonesia)	47,900	38,260
Nordstrom, Inc.	2,345	113,521
Target Corp.	17,780	1,234,465

		3,002,303

Multi-Utilities — 1.3%
Atco Ltd. (Canada) (Class I Stock)	11,300	362,940
Avista Corp.	6,864	351,780
Canadian Utilities Ltd. (Canada) (Class A Stock)	20,200	539,200
Centrica PLC (United Kingdom)	142,276	284,875
CMS Energy Corp.	13,789	624,504
Consolidated Edison, Inc.	9,306	725,310
National Grid PLC (United Kingdom)	39,809	448,108
NorthWestern Corp.	7,058	379,720
Public Service Enterprise Group, Inc.	6,803	341,783
Unitil Corp.	1,717	79,686
WEC Energy Group, Inc.	8,931	559,974

		4,697,880

Oil, Gas & Consumable Fuels — 3.8%
Alliance Resource Partners LP, MLP	11,123	196,321
Anadarko Petroleum Corp.	22,354	1,350,405
Andeavor	2,065	207,656
Bangchak Corp. PCL (Thailand), NVDR	58,600	69,109
Caltex Australia Ltd. (Australia)	20,274	492,477
Chevron Corp.	3,019	344,287
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,170,000	1,037,887
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	315,276	791,257
Delek US Holdings, Inc.(a)	11,785	479,650
Enable Midstream Partners LP, MLP	33,200	455,503
Enagas SA (Spain)	14,845	406,527
Exxon Mobil Corp.	13,237	987,612
Formosa Petrochemical Corp. (Taiwan)	215,000	883,058
HollyFrontier Corp.	4,671	228,225

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Indo Tambangraya Megah Tbk PT (Indonesia)	86,200	$178,899
JXTG Holdings, Inc. (Japan)	107,400	654,773
Marathon Petroleum Corp.	3,066	224,155
Motor Oil Hellas Corinth Refineries SA (Greece)	6,668	150,591
Newfield Exploration Co.*	10,632	259,633
Occidental Petroleum Corp.	3,638	236,323
ONEOK, Inc.	5,048	287,332
PetroChina Co. Ltd. (China) (Class H Stock)	26,000	18,060
Petronas Dagangan Bhd (Malaysia)	27,300	175,115
Phillips 66	1,566	150,211
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	18,154	30,007
PTT PCL (Thailand), NVDR	59,100	1,040,874
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	25,081	799,011
Semirara Mining & Power Corp. (Philippines)	152,120	88,372
Spectra Energy Partners LP, MLP	6,600	222,023
Star Petroleum Refining PCL (Thailand), NVDR	236,200	123,484
TC PipeLines LP, MLP	3,468	120,305
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	4,290	119,827
Valero Energy Corp.	9,556	886,510
Williams Partners LP, MLP	4,346	149,633

		13,845,112

Paper & Forest Products — 0.1%
Mondi Ltd. (South Africa)	6,633	180,553
Schweitzer-Mauduit International, Inc.	3,724	145,795
Suzano Papel e Celulose SA (Brazil)	22,700	230,269

		556,617

Personal Products — 0.0%
Chlitina Holding Ltd. (China)	27,000	183,182

Pharmaceuticals — 2.3%
Allergan PLC	6,006	1,010,750
Bristol-Myers Squibb Co.	8,701	550,338
China Shineway Pharmaceutical Group Ltd. (China)	21,000	32,143
Consun Pharmaceutical Group Ltd. (China).	171,000	183,106
Eli Lilly & Co.	7,697	595,517
Formosa Laboratories, Inc. (Taiwan)	48,000	104,742
GlaxoSmithKline PLC (United Kingdom)	10,461	203,163
Johnson & Johnson	4,271	547,329
Mallinckrodt PLC*	330	4,778
Merck & Co., Inc.	10,866	591,871
Mitsubishi Tanabe Pharma Corp. (Japan)	21,900	442,453
Novartis AG (Switzerland)	2,708	219,025
Novo Nordisk A/S (Denmark) (Class B Stock)	11,302	555,899
Pfizer, Inc.	36,214	1,285,235
Roche Holding AG (Switzerland)	3,631	832,941
Sanofi (France)	5,460	438,111
Shionogi & Co. Ltd. (Japan)	4,600	239,538
Tsumura & Co. (Japan)	9,800	340,604

A963

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.*	2,983	$47,489

		8,225,032

Professional Services — 0.4%
CRA International, Inc.	7,624	398,659
Forrester Research, Inc.	8,306	344,284
Insperity, Inc.	5,925	412,084
Resources Connection, Inc.	19,514	316,127

		1,471,154

Real Estate Management & Development — 0.8%
Ananda Development PCL (Thailand), NVDR	824,700	102,147
China Overseas Land & Investment Ltd. (China)	21,491	75,364
China Vanke Co. Ltd. (China) (Class H Stock)	172,800	795,681
Corp Inmobiliaria Vesta SAB de CV (Mexico)	124,600	184,981
Daito Trust Construction Co. Ltd. (Japan)	3,600	612,961
Huaku Development Co. Ltd. (Taiwan)	71,000	176,115
Hysan Development Co. Ltd. (Hong Kong)	102,000	541,298
K Wah International Holdings Ltd. (Hong Kong)	144,000	96,320
Pruksa Holding PCL (Thailand), NVDR	84,200	58,534
Quality Houses PCL (Thailand), NVDR	1,522,100	142,319
Shenzhen Investment Ltd. (China)	212,000	90,537
SP Setia Bhd Group (Malaysia)	60,800	47,142

		2,923,399

Road & Rail — 0.6%
ComfortDelGro Corp. Ltd. (Singapore)	313,700	492,448
Globaltrans Investment PLC (Russia), GDR	19,363	229,645
Kansas City Southern	505	55,474
Norfolk Southern Corp.	2,375	322,478
Union Pacific Corp.	6,854	921,383

		2,021,428

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Semiconductor Engineering, Inc. (Taiwan)	24,749	36,108
Applied Materials, Inc.	3,539	196,804
Broadcom Ltd.	7,623	1,796,360
Brooks Automation, Inc.	6,814	184,523
Chipbond Technology Corp. (Taiwan)	86,000	204,505
Cohu, Inc.	8,972	204,651
Cree, Inc.*(a)	15,187	612,188
Intel Corp.	12,026	626,314
Lam Research Corp.	792	160,903
Marvell Technology Group Ltd. (Bermuda)	9,655	202,755
Maxim Integrated Products, Inc.	10,343	622,855
MKS Instruments, Inc.	3,686	426,286
Novatek Microelectronics Corp. (Taiwan)	156,000	713,269
Phison Electronics Corp. (Taiwan)	11,000	115,406
Powertech Technology, Inc. (Taiwan)	28,000	88,269
Siliconware Precision Industries Co. Ltd. (Taiwan)	516,000	902,015
Sitronix Technology Corp. (Taiwan)	22,000	65,888
Skyworks Solutions, Inc	6,773	679,061

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	146,104	$1,237,530
Texas Instruments, Inc.	4,189	435,195
Xilinx, Inc.	2,905	209,857
Xperi Corp.	17,879	378,141

		10,098,883

Software — 1.0%
Asseco Poland SA (Poland)	13,576	178,704
Autodesk, Inc.*	6,766	849,674
CA, Inc.	11,707	396,867
Citrix Systems, Inc.*	4,655	431,983
Microsoft Corp.	10,394	948,660
Nuance Communications, Inc.*	16,344	257,418
Oracle Corp.	9,878	451,919

		3,515,225

Specialty Retail — 1.6%
Aaron’s, Inc.	8,613	401,366
Abercrombie & Fitch Co. (Class A Stock)(a)	11,424	276,575
American Eagle Outfitters, Inc.	16,206	322,986
AutoNation, Inc.*	539	25,214
Best Buy Co., Inc.	12,496	874,595
Chico’s FAS, Inc.	8,673	78,404
Children’s Place, Inc. (The)(a)	2,911	393,713
DSW, Inc. (Class A Stock)(a)	9,863	221,523
Foot Locker, Inc.	6,858	312,314
GameStop Corp. (Class A Stock)(a)	5,421	68,413
Gap, Inc. (The)	2,276	71,011
Home Depot, Inc. (The)	3,264	581,775
Lowe’s Cos., Inc.	4,523	396,893
O’Reilly Automotive, Inc.*	653	161,539
Rent-A-Center, Inc.(a)	13,290	114,693
Ross Stores, Inc.	3,868	301,627
Shoe Carnival, Inc.(a)	1,250	29,750
TJX Cos., Inc. (The)	8,277	675,072
Tractor Supply Co.	936	58,987
USS Co. Ltd. (Japan)	14,309	292,868
Williams-Sonoma, Inc.(a)	6,411	338,244

		5,997,562

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	15,433	2,589,348
Compal Electronics, Inc. (Taiwan)	1,030,000	707,240
Foxconn Technology Co. Ltd. (Taiwan)	12,231	32,983
HP, Inc.	7,710	169,003
Lite-On Technology Corp. (Taiwan)	529,245	744,453
Neopost SA (France)	8,025	211,433
NetApp, Inc.	2,000	123,380
Pegatron Corp. (Taiwan)	210,000	528,551
Samsung Electronics Co. Ltd. (South Korea)	340	794,402
Seagate Technology PLC(a)	25,537	1,494,425
Western Digital Corp.	17,843	1,646,374
Xerox Corp.	17,761	511,162

		9,552,754

Textiles, Apparel & Luxury Goods — 1.0%
361 Degrees International Ltd. (China)	302,000	97,931
Carter’s, Inc.	445	46,325

A966

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Columbia Sportswear Co.	5,081	$388,341
Culp, Inc.	2,406	73,503
Hanesbrands, Inc.(a)	2,774	51,097
Li & Fung Ltd. (Hong Kong)	744,000	366,775
MC Group PCL (Thailand), NVDR	311,200	128,577
Michael Kors Holdings Ltd.*	2,436	151,227
Movado Group, Inc.	11,546	443,366
Oxford Industries, Inc.	5,193	387,190
Ralph Lauren Corp.	6,700	749,059
Wolverine World Wide, Inc.	3,096	89,474
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	150,100	601,371

		3,574,236

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	6,365	82,936
Oritani Financial Corp.(a)	16,446	252,446

		335,382

Tobacco — 0.9%
Altria Group, Inc.	9,298	579,451
British American Tobacco Malaysia Bhd (Malaysia)	3,500	23,821
British American Tobacco PLC (United Kingdom)	7,112	411,122
Gudang Garam Tbk PT (Indonesia)	27,400	144,691
Imperial Brands PLC (United Kingdom)	20,790	707,888
Japan Tobacco, Inc. (Japan)	7,900	225,679
KT&G Corp. (South Korea)	9,806	922,399
Vector Group Ltd.	7,395	150,784

		3,165,835

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	5,271	384,256
Marubeni Corp. (Japan)	86,800	633,860
Mitsui & Co. Ltd. (Japan)	48,700	838,023
MSC Industrial Direct Co., Inc. (Class A Stock)	1,718	157,558
NOW, Inc.*(a)	7,439	76,027
Sumitomo Corp. (Japan)	37,600	629,895
W.W. Grainger, Inc.(a)	4,047	1,142,347

		3,861,966

Transportation Infrastructure — 0.7%
Abertis Infraestructuras SA (Spain)	36,484	817,896
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	534,000	721,209
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	5,200	51,379
Hutchison Port Holdings Trust (Hong Kong), UTS	1,992,900	590,403
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	80,000	113,582
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	40,000	40,854
TAV Havalimanlari Holding A/S (Turkey)	24,999	150,599

		2,485,922

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	104,000	164,764

Shares		Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
Severn Trent PLC (United Kingdom)	12,483	$323,166
TTW PCL (Thailand), NVDR	113,800	43,631

		531,561

Wireless Telecommunication Services — 0.6%
China Mobile Ltd. (China)	13,500	123,733
Far EasTone Telecommunications Co. Ltd. (Taiwan)	19,000	50,303
Intouch Holdings PCL (Thailand), NVDR	78,300	145,369
KDDI Corp. (Japan)	13,600	350,260
NTT DOCOMO, Inc. (Japan)	17,900	456,333
Rogers Communications, Inc. (Canada) (Class B Stock)	9,900	442,152
SK Telecom Co. Ltd. (South Korea)	320	69,388
Taiwan Mobile Co. Ltd. (Taiwan)	145,000	543,481

		2,181,019

TOTAL COMMON STOCKS
(cost $239,294,976)		260,688,043

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC B)	17,710	211,998

Oil, Gas & Consumable Fuels — 0.0%
Transneft PJSC (Russia)	39	120,378

TOTAL PREFERRED STOCKS
(cost $264,560)		332,376

UNAFFILIATED EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Index Fund ETF(a) (cost $826,303)	6,344	963,210

TOTAL LONG-TERM INVESTMENTS
(cost $292,531,588)		316,467,136

		Value
SHORT-TERM INVESTMENTS — 16.3%

AFFILIATED MUTUAL FUNDS — 7.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	10,584,202	10,584,202
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund
(cost $15,648,761; includes $15,623,057 of cash collateral for securities on loan)(b)(w)	15,650,329	15,648,764

TOTAL AFFILIATED MUTUAL FUNDS
(cost $26,232,963)		26,232,966

A965

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Shares		Value
UNAFFILIATED FUND — 0.6%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $2,209,224)	2,209,224	$2,209,224

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) —8.5%
U.S. Treasury Bill 1.494%	06/28/18	31,000	30,873,953

(cost $30,888,674)

TOTAL SHORT-TERM INVESTMENTS
(cost $59,330,861)			59,316,143

TOTAL INVESTMENTS — 103.5%
(cost $351,862,449)	375,783,279
Liabilities in excess of other assets(z) — (3.5)%	(12,600,386)

NET ASSETS — 100.0%	$363,182,893

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,343,023; cash collateral of $15,623,057 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
264	S&P 500 E-Mini Index	Jun. 2018	$34,887,600	$(1,922,580)

Cash of $1,684,320 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A966

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$80,716,473	$—	$—
Common Stocks	171,441,820	89,246,223	—
Preferred Stocks	211,998	120,378	—
Unaffiliated Exchange Traded Fund	963,210	—	—
Unaffiliated Fund	2,209,224	—	—
U.S. Treasury Obligation	—	30,873,953	—
Other Financial Instruments*
Futures Contracts	(1,922,580)	—	—

Total	$253,620,145	$120,240,554	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A967

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS
Air Freight & Logistics — 4.2%
Expeditors International of Washington, Inc.(a)	1,245,828	$78,860,912
United Parcel Service, Inc. (Class B Stock)	403,773	42,258,882

		121,119,794

Beverages — 6.2%
Coca-Cola Co. (The)	1,654,132	71,838,953
Monster Beverage Corp.*	1,857,322	106,257,392

		178,096,345

Biotechnology — 4.6%
Amgen, Inc.	285,908	48,741,596
Regeneron Pharmaceuticals, Inc.*	244,102	84,058,965

		132,800,561

Capital Markets — 5.1%
FactSet Research Systems, Inc.(a)	248,207	49,497,440
SEI Investments Co.	1,292,107	96,791,735

		146,289,175

Communications Equipment — 4.1%
Cisco Systems, Inc.	2,766,050	118,635,885

Consumer Finance — 1.1%
American Express Co.	337,291	31,462,504

Energy Equipment & Services — 3.0%
Schlumberger Ltd.(a)	1,316,300	85,269,914

Food Products — 3.1%
Danone SA (France), ADR	5,482,757	89,149,629

Health Care Equipment & Supplies — 2.2%
Varian Medical Systems, Inc.*(a)	513,993	63,041,241

Health Care Technology — 2.1%
Cerner Corp.*	1,029,904	59,734,431

Hotels, Restaurants & Leisure — 3.5%
Starbucks Corp.	234,401	13,569,474
Yum China Holdings, Inc. (China)	893,178	37,066,887
Yum! Brands, Inc.	607,586	51,723,796

		102,360,157

Household Products — 2.8%
Colgate-Palmolive Co.	117,771	8,441,825
Procter & Gamble Co. (The)	921,552	73,060,643

		81,502,468

Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.*	145,890	211,152,433

Internet Software & Services — 18.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,030,295	189,100,344
Alphabet, Inc. (Class C Stock)*	78,575	81,072,899
Alphabet, Inc. (Class A Stock)*	78,429	81,341,853
Facebook, Inc. (Class A Stock)*	1,053,004	168,259,509

		519,774,605

IT Services — 6.4%
Automatic Data Processing, Inc.	207,395	23,535,185

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	1,340,772	$160,383,147

		183,918,332

Machinery — 2.9%
Deere & Co.	535,500	83,173,860

Pharmaceuticals — 5.7%
Merck & Co., Inc.	489,884	26,683,981
Novartis AG (Switzerland), ADR	607,610	49,125,269
Novo Nordisk A/S (Denmark), ADR	1,778,403	87,586,348

		163,395,598

Semiconductors & Semiconductor Equipment — 2.7%
QUALCOMM, Inc.	1,404,302	77,812,374

Software — 11.6%
Autodesk, Inc.*	888,433	111,569,416
Microsoft Corp.	948,193	86,541,575
Oracle Corp.	2,953,472	135,121,344

		333,232,335

TOTAL LONG-TERM INVESTMENTS
(cost $1,803,373,172)		2,781,921,641

SHORT-TERM INVESTMENTS — 15.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	54,041,050	54,041,050
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund
(cost $401,591,871; includes $400,952,387 of cash collateral for securities on loan)(b)(w)	401,589,492	401,549,334

TOTAL SHORT-TERM INVESTMENTS
(cost $455,632,921)		455,590,384

TOTAL INVESTMENTS — 112.4%
(cost $2,259,006,093)		3,237,512,025
Liabilities in excess of other assets — (12.4)%		(357,716,753)

NET ASSETS — 100.0%		$2,879,795,272

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $401,556,784; cash collateral of $400,952,387 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A968

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks
Air Freight & Logistics	$121,119,794	$—	$—
Beverages	178,096,345	—	—
Biotechnology	132,800,561	—	—
Capital Markets	146,289,175	—	—
Communications Equipment	118,635,885	—	—
Consumer Finance	31,462,504	—	—
Energy Equipment & Services	85,269,914	—	—
Food Products	89,149,629	—	—
Health Care Equipment & Supplies	63,041,241	—	—
Health Care Technology	59,734,431	—	—
Hotels, Restaurants & Leisure	102,360,157	—	—
Household Products	81,502,468	—	—
Internet & Direct Marketing Retail	211,152,433	—	—
Internet Software & Services	519,774,605	—	—
IT Services	183,918,332	—	—
Machinery	83,173,860	—	—
Pharmaceuticals	163,395,598	—	—
Semiconductors & Semiconductor Equipment	77,812,374	—	—
Software	333,232,335	—	—
Affiliated Mutual Funds	455,590,384	—	—

Total	$3,237,512,025	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A969

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 111.7%
ASSET-BACKED SECURITIES — 30.3%

Automobiles — 15.1%
Ally Auto Receivables Trust, Series 2017-5, Class A2	1.810%		06/15/20	983	$978,704
Ally Master Owner Trust, Series 2015-3, Class A	1.630%		05/15/20	7,809	7,802,930
American Credit Acceptance Receivables Trust, Series 2015-1, Class C, 144A	4.290%		04/12/21	2,471	2,486,250
American Credit Acceptance Receivables Trust, Series 2015-3, Class C, 144A	4.840%		10/12/21	1,965	1,987,465
American Credit Acceptance Receivables Trust, Series 2016-2, Class C, 144A	6.090%		05/12/22	897	925,208
American Credit Acceptance Receivables Trust, Series 2017-3, Class A, 144A	1.820%		03/10/20	1,298	1,294,195
American Credit Acceptance Receivables Trust, Series 2018-1, Class A, 144A	2.720%		03/10/21	5,832	5,829,582
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class D	2.860%		12/09/19	2,472	2,474,320
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B	2.080%		09/08/20	1,718	1,714,403
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A	1.650%		09/18/20	4,991	4,973,088
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C	2.970%		03/20/23	2,436	2,424,836
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2A	1.690%		12/18/20	1,667	1,660,826
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B	2.240%		06/19/23	1,003	987,994
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C	2.600%		09/18/23	4,383	4,303,030
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D	3.080%		12/18/23	3,637	3,589,051
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A3	1.540%		03/09/20	477	477,019
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A	1.340%		04/08/20	549	547,717
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	5,227	5,217,345
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 1 Month LIBOR + 0.500%, 144A	2.277	%(c)	07/15/20	7,635	7,643,609
BMW Vehicle Owner Trust, Series 2018-A, Class A2A	2.090%		11/25/20	7,010	6,984,165
California Republic Auto Receivables Trust, Series 2014-3, Class B	2.660%		08/17/20	1,902	1,905,007
California Republic Auto Receivables Trust, Series 2015-1, Class A4	1.820%		09/15/20	1,732	1,725,252
California Republic Auto Receivables Trust, Series 2015-3, Class B	2.700%		09/15/21	492	490,172
California Republic Auto Receivables Trust, Series 2016-2, Class A3	1.560%		07/15/20	569	566,733
California Republic Auto Receivables Trust, Series 2016-2, Class B	2.520%		05/16/22	1,185	1,162,667
California Republic Auto Receivables Trust, Series 2017-1, Class A3	1.900%		03/15/21	3,870	3,846,918
CarMax Auto Owner Trust, Series 2014-2, Class C	2.080%		01/15/20	1,119	1,117,594
CarMax Auto Owner Trust, Series 2014-3, Class B	2.040%		03/16/20	2,206	2,199,894

A970

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
CarMax Auto Owner Trust, Series 2014-3, Class C	2.290%	06/15/20	1,392	$1,389,730
CarMax Auto Owner Trust, Series 2015-2, Class A3	1.370%	03/16/20	316	314,683
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%	08/15/19	347	346,659
CarMax Auto Owner Trust, Series 2016-3, Class A3	1.390%	05/17/21	2,705	2,672,782
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%	06/15/28	8,791	8,741,842
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class C, 144A	2.280%	11/15/19	1,997	1,996,190
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 144A	1.760%	12/16/19	63	63,265
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class D, 144A	3.440%	08/16/21	1,785	1,791,785
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 144A	1.770%	10/15/20	3,618	3,608,245
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class B, 144A	2.880%	02/15/22	979	979,327
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class C, 144A	3.250%	06/15/22	650	653,454
CPS Auto Receivables Trust, Series 2016-B, Class D, 144A	6.580%	03/15/22	790	836,711
CPS Auto Receivables Trust, Series 2018-A, Class B, 144A	2.770%	04/18/22	1,029	1,022,574
CPS Auto Trust, Series 2017-D, Class A, 144A	1.870%	03/15/21	3,203	3,188,254
Drive Auto Receivables Trust, Series 2015-AA, Class C, 144A	3.060%	05/17/21	4,380	4,387,993
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%	11/15/21	1,219	1,223,293
Drive Auto Receivables Trust, Series 2015-DA, Class D, 144A	4.590%	01/17/23	2,271	2,319,254
Drive Auto Receivables Trust, Series 2016-AA, Class C, 144A	3.910%	05/17/21	3,631	3,652,247
Drive Auto Receivables Trust, Series 2016-BA, Class B, 144A	2.560%	06/15/20	387	387,248
Drive Auto Receivables Trust, Series 2016-CA, Class B, 144A	2.370%	11/16/20	1,037	1,037,017
Drive Auto Receivables Trust, Series 2016-CA, Class C, 144A	3.020%	11/15/21	3,506	3,511,480
Drive Auto Receivables Trust, Series 2016-CA, Class D, 144A	4.180%	03/15/24	1,100	1,118,024
Drive Auto Receivables Trust, Series 2017-2, Class A2A	1.630%	08/15/19	370	369,736
Drive Auto Receivables Trust, Series 2017-2, Class A3	1.820%	06/15/20	3,452	3,447,656
Drive Auto Receivables Trust, Series 2017-2, Class B	2.250%	06/15/21	1,237	1,233,852
Drive Auto Receivables Trust, Series 2017-2, Class C	2.750%	09/15/23	1,412	1,404,080
Drive Auto Receivables Trust, Series 2017-2, Class D	3.490%	09/15/23	6,020	6,025,330
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%	01/15/21	2,051	2,049,837
Drive Auto Receivables Trust, Series 2017-AA, Class D, 144A	4.160%	05/15/24	1,724	1,752,213

A971

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Drive Auto Receivables Trust, Series 2017-BA, Class B, 144A	2.200%		05/15/20	1,421	$1,419,591
Drive Auto Receivables Trust, Series 2017-BA, Class C, 144A	2.610%		08/16/21	1,843	1,841,535
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	1,812	1,801,871
First Investors Auto Owner Trust, Series 2016-2A, Class A1, 144A	1.530%		11/16/20	726	723,465
First Investors Auto Owner Trust, Series 2017-2A, Class A1, 144A	1.860%		10/15/21	4,203	4,181,477
First Investors Auto Owner Trust, Series 2017-3A, Class A2, 144A	2.410%		12/15/22	1,877	1,853,429
First Investors Auto Owner Trust, Series 2017-3A, Class B, 144A	2.720%		04/17/23	715	703,699
Flagship Credit Auto Trust, Series 2017-1, Class A, 144A	1.930%		12/15/21	2,149	2,141,081
Flagship Credit Auto Trust, Series 2017-2, Class A, 144A	1.850%		07/15/21	1,556	1,547,222
Flagship Credit Auto Trust, Series 2017-3, Class A, 144A	1.880%		10/15/21	1,640	1,628,981
Flagship Credit Auto Trust, Series 2017-3, Class B, 144A	2.590%		07/15/22	1,095	1,083,880
Flagship Credit Auto Trust, Series 2017-4, Class A, 144A	2.070%		04/15/22	2,076	2,060,405
Flagship Credit Auto Trust, Series 2018-1, Class A, 144A	2.590%		06/15/22	3,277	3,269,522
Ford Credit Auto Lease Trust, Series 2017-B, Class A2A	1.800%		06/15/20	4,214	4,189,720
Ford Credit Auto Owner Trust, Series 2016-C, Class A2A	1.040%		09/15/19	1,070	1,066,967
Ford Credit Auto Owner Trust, Series 2017-2, Class B, 144A	2.600%		03/15/29	373	359,596
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.307	%(c)	07/15/20	7,666	7,676,259
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 144A	2.870%		10/15/21	1,665	1,659,073
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A2, 144A	2.850%		08/16/21	2,324	2,323,853
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A3, 144A	3.240%		09/15/22	2,654	2,654,236
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 144A	3.530%		04/17/23	1,316	1,317,030
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class C, 144A	3.680%		08/15/23	620	620,803
GM Financial Automobile Leasing Trust, Series 2016-3, Class A3	1.610%		12/20/19	1,490	1,481,128
GM Financial Automobile Leasing Trust, Series 2017-2, Class A2A	1.720%		01/21/20	1,056	1,050,358
GM Financial Consumer Automobile, Series 2017-1A, Class B, 144A	2.300%		06/16/23	526	516,598
GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A2A, 144A	1.710%		09/16/20	5,553	5,526,753
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 144A	1.970%		05/15/20	2,546	2,543,583
GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 144A	3.130%		03/15/23	5,141	5,158,207

A972

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3	1.230%		09/23/19	4,533	$4,510,750
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	773	768,813
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2	1.040%		04/18/19	864	862,067
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A3, 144A	1.520%		10/15/19	311	310,418
Hyundai Auto Lease Securitization Trust, Series 2017-C, Class A2A, 144A	1.890%		03/16/20	3,971	3,946,937
Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A2	2.200%		04/15/20	4,326	4,313,693
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3	1.340%		12/16/19	190	189,083
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3	1.260%		02/16/21	1,860	1,842,127
Mercedes-Benz Master Owner Trust, Series 2015-BA, Class A, 1 Month LIBOR + 0.380%, 144A	2.157	%(c)	04/15/20	6,307	6,308,128
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3	1.340%		10/15/20	3,259	3,235,682
Santander Drive Auto Receivables Trust, Series 2013-5, Class E, 144A	3.730%		03/15/21	6,398	6,411,522
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	614	613,634
Santander Drive Auto Receivables Trust, Series 2014-4, Class C	2.600%		11/16/20	673	672,518
Santander Drive Auto Receivables Trust, Series 2015-1, Class C	2.570%		04/15/21	203	203,275
Santander Drive Auto Receivables Trust, Series 2015-5, Class C	2.740%		12/15/21	6,445	6,450,900
Santander Drive Auto Receivables Trust, Series 2016-2, Class B	2.080%		02/16/21	960	957,722
Santander Drive Auto Receivables Trust, Series 2016-3, Class B	1.890%		06/15/21	1,282	1,275,649
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2	1.600%		03/16/20	3,501	3,496,993
Santander Drive Auto Receivables Trust, Series 2017-3, Class C	2.760%		12/15/22	660	653,563
Santander Drive Auto Receivables Trust, Series 2018-1, Class A2	2.100%		11/16/20	3,837	3,828,899
SunTrust Auto Receivables Trust, Series 2015-1A, Class A4, 144A	1.780%		01/15/21	1,879	1,868,734
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%		01/16/23	4,723	4,616,103
TCF Auto Receivables Owner Trust, Series 2014-1A, Class A4, 144A	1.560%		01/15/20	433	433,028
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A2, 144A	1.390%		11/15/19	13	13,466
TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class B, 144A	2.920%		10/17/22	2,528	2,495,778
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2, 144A	1.570%		06/17/19	111	110,555
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 144A	1.800%		07/15/20	2,823	2,812,102

					264,443,196

A973

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations — 3.8%
AMMC CLO Ltd. (Cayman Islands), Series 2013-12A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.010	%(c)	11/10/30	2,631	$2,642,263
Apidos CLO (Cayman Islands), Series 2013-16A, Class CR, 3 Month LIBOR + 3.000%, 144A	4.739	%(c)	01/19/25	750	750,619
Apollo Credit Funding IV Ltd. (Cayman Islands), Series-4A, Class A1, 3 Month LIBOR + 1.470%, 144A	3.192	%(c)	04/15/27	3,000	3,001,141
Ares XXXIII CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.350%, 144A	3.375	%(c)	12/05/25	400	402,079
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class BR, 3 Month LIBOR + 1.500%, 144A	3.231	%(c)	07/17/26	1,359	1,359,965
Cavalry CLO IV Ltd. (Cayman Islands), Series 2014-4A, Class B1R, 3 Month LIBOR + 1.350%, 144A	3.072	%(c)	10/15/26	796	796,454
Cedar Funding CLO Ltd. (Cayman Islands), Series 2018-7A, Class A1, 3 Month LIBOR + 1.000%, 144A	3.035	%(c)	01/20/31	2,908	2,912,142
Cent CLO Ltd. (Cayman Islands), Series 2013-17A, Class A1, 3 Month LIBOR + 1.300%, 144A	3.067	%(c)	01/30/25	2,939	2,939,704
Cent CLO Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 3 Month LIBOR + 1.330%, 144A	3.090	%(c)	10/29/25	6,924	6,929,163
Galaxy CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 3 Month LIBOR + 1.020%, 144A	2.765	%(c)	04/20/31	1,031	1,032,160
GoldenTree Loan Opportunities Ltd. (Cayman Islands), Series 2014-9A, Class AR, 3 Month LIBOR + 1.370%, 144A	3.130	%(c)	10/29/26	800	800,989
Jamestown CLO Ltd. (Cayman Islands), Series 2015-7A, Class CR, 3 Month LIBOR + 2.600%, 144A	4.345	%(c)	07/25/27	2,001	2,000,694
JFIN CLO 2014 Ltd. (Cayman Islands), Series 2014-1A, Class B1R, 3 Month LIBOR + 1.450%, 144A	3.195	%(c)	04/21/25	2,750	2,752,500
Mountain View CLO Ltd. (Cayman Islands), Series 2015-10A, Class BR, 3 Month LIBOR + 1.350%, 144A	3.117	%(c)	10/13/27	2,000	2,001,400
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 3 Month LIBOR + 1.460%, 144A	3.182	%(c)	07/15/27	8,500	8,506,618
Oaktree EIF Ltd. (Cayman Islands), Series 2014-A2, Class AR, 3 Month LIBOR + 1.150%, 144A	2.989	%(c)	11/15/25	2,500	2,502,594
Oaktree EIF Ltd. (Cayman Islands), Series 2014-A2, Class BR, 3 Month LIBOR + 1.700%, 144A	3.539	%(c)	11/15/25	3,300	3,306,422
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class B, 3 Month LIBOR + 1.700%, 144A	3.422	%(c)	10/15/25	1,805	1,805,154
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.050%, 144A	3.272	%(c)	04/15/26	1,329	1,328,992

A974

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2018-1A, Class B, 3 Month LIBOR + 1.400%, 144A	3.622	%(c)	04/15/26	1,006	$1,005,992
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class DR, 3 Month LIBOR + 3.300%, 144A	5.045	%(c)	07/25/26	2,000	2,001,487
Shackleton CLO Ltd. (Cayman Islands), Series 2015-7A, Class AR, 3 Month LIBOR + 1.370%, 144A	3.092	%(c)	04/15/27	1,354	1,353,503
Sound Point CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A	3.395	%(c)	07/20/28	1,550	1,556,428
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.914	%(c)	04/18/26	1,800	1,801,219
Tralee CLO III Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.030%, 144A	2.775	%(c)	10/20/27	5,084	5,088,200
WhiteHorse Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 0.900%, 144A	2.277	%(c)	05/01/26	6,152	6,155,403

					66,733,285

Consumer Loans — 0.3%
Conn Funding II LP, Series 2017-B, Class A, 144A	2.730%		07/15/20	3,402	3,396,548
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	1,250	1,253,096
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	1,188	1,199,025
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 144A	5.940%		03/20/28	173	175,466

					6,024,135

Credit Cards — 6.9%
American Express Credit Account Master Trust, Series 2017-1, Class A	1.930%		09/15/22	4,499	4,437,782
Barclays Dryrock Issuance Trust, Series 2015-4, Class A	1.720%		08/16/21	8,437	8,403,116
Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.300%	2.077	%(c)	05/15/23	7,401	7,407,682
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5	1.600%		05/17/21	553	551,712
Capital One Multi-Asset Execution Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.580%	2.357	%(c)	07/15/27	1,731	1,747,771
Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6	2.290%		07/15/25	4,191	4,082,726
Chase Issuance Trust, Series 2015-A7, Class A7	1.620%		07/15/20	2,528	2,522,151
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 1 Month LIBOR + 0.430%	2.170	%(c)	09/10/20	5,000	5,008,001
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2	1.740%		01/19/21	7,090	7,049,674
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.474	%(c)	04/22/26	2,645	2,663,154

A975

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Discover Card Execution Note Trust, Series 2013-A6, Class A6, 1 Month LIBOR + 0.450%	2.227	%(c)	04/15/21	8,965	$8,981,320
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.207	%(c)	07/15/21	8,876	8,897,599
Discover Card Execution Note Trust, Series 2015-A4, Class A4	2.190%		04/17/23	3,657	3,604,858
Discover Card Execution Note Trust, Series 2016-A1, Class A1	1.640%		07/15/21	1,979	1,965,677
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	829	804,724
Master Credit Card Trust II (Canada), Series 2018-1A, Class B, 144A	3.245%		07/22/24	2,436	2,412,337
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A	2.040%		03/15/22	3,906	3,886,863
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A	2.620%		10/15/25	2,749	2,693,432
Trillium Credit Card Trust II (Canada), Series 2016-1A, Class A, 1 Month LIBOR + 0.720%, 144A	2.592	%(c)	05/26/21	12,549	12,557,643
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	6,111	6,100,031
World Financial Network Credit Card Master Trust, Series 2015-A, Class A, 1 Month LIBOR + 0.480%.	2.257	%(c)	02/15/22	7,068	7,069,015
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,094	1,062,184
World Financial Network Credit Card Master Trust, Series 2017-B, Class A	1.980%		06/15/23	4,443	4,397,673
World Financial Network Credit Card Master Trust, Series 2017-C, Class A	2.310%		08/15/24	7,087	6,964,257
World Financial Network Credit Card Master Trust, Series 2017-C, Class M	2.660%		08/15/24	3,118	3,073,509
World Financial Network Credit Card Master Trust, Series 2018-A, Class A	3.070%		12/16/24	2,549	2,552,950

					120,897,841

Equipment — 1.9%
Access Point Funding LLC, Series 2017-A, Class A, 144A	3.060%		04/15/29	1,093	1,087,774
Ascentium Equipment Receivables Trust, Series 2016-2A, Class A3, 144A	1.650%		05/10/22	1,358	1,344,604
Ascentium Equipment Receivables Trust, Series 2016-2A, Class B, 144A	2.500%		09/12/22	878	868,248
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A2, 144A	1.870%		07/10/19	1,951	1,945,052
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 144A	2.290%		06/10/21	691	683,634
Ascentium Equipment Receivables Trust, Series 2017-2A, Class A1, 144A	1.450%		11/13/18	3,075	3,075,054
CNH Equipment Trust, Series 2014-C, Class A3	1.050%		11/15/19	433	432,589
CNH Equipment Trust, Series 2014-C, Class A4	1.650%		09/15/21	1,989	1,980,319
Daimler Trucks Retail Trust, Series 2018-1, Class A2, 144A^	2.600%		05/15/20	5,491	5,490,415
Dell Equipment Finance Trust, Series 2016-1, Class A3, 144A	1.650%		07/22/21	366	365,007

A976

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Equipment (cont’d.)
Dell Equipment Finance Trust, Series 2017-1, Class A2, 144A	1.860%		06/24/19	536	$534,298
DLL Securitization Trust, Series 2017-A, Class A1, 144A	1.500%		11/15/18	741	740,485
DLL Securitization Trust, Series 2017-A, Class A4, 144A	2.430%		11/17/25	4,034	3,952,625
Engs Commercial Finance Trust, Series 2015-1A, Class A2, 144A	2.310%		10/22/21	1,013	1,007,991
Engs Commercial Finance Trust, Series 2018-1A, Class A1, 144A^	2.970%		02/22/21	5,402	5,401,503
MMAF Equipment Finance LLC, Series 2012-AA, Class A5, 144A	1.980%		06/10/32	1,748	1,744,946
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 144A	3.410%		12/20/23	1,410	1,390,977
Volvo Financial Equipment LLC, Series 2015-1A, Class A4, 144A	1.910%		01/15/20	737	734,213

					32,779,734

Other — 0.6%
Diamond Resorts Owner Trust, Series 2015-2, Class A, 144A	2.990%		05/22/28	504	500,743
Diamond Resorts Owner Trust, Series 2016-1, Class A, 144A	3.080%		11/20/28	413	408,546
Diamond Resorts Owner Trust, Series 2017-1A, Class B, 144A	4.110%		10/22/29	2,261	2,215,938
PFS Financing Corp., Series 2015-AA, Class A, 1 Month LIBOR + 0.620%, 144A	2.397	%(c)	04/15/20	5,904	5,900,491
PFS Financing Corp., Series 2018-B, Class B, 144A	3.080%		02/15/23	1,503	1,493,732

					10,519,450

Student Loans — 1.7%
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 144A	3.200%		01/25/40	4,005	3,979,356
Laurel Road Prime Student Loan Trust, Series 2017-B, Class A1FX, 144A	1.630%		08/25/42	175	174,330
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 3 Month LIBOR + 0.950%	2.695	%(c)	04/25/38	1,811	1,822,271
Navient Student Loan Trust, Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A	3.022	%(c)	03/25/66	2,316	2,353,523
Navient Student Loan Trust, Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A	2.922	%(c)	12/27/66	4,820	4,884,954
Pennsylvania Higher Education Assistance Agency, Series 2006-1, Class B, 3 Month LIBOR + 0.270%	2.015	%(c)	04/25/38	1,123	1,086,916
SLC Student Loan Trust, Series 2008-1, Class A4A, 3 Month LIBOR + 1.600%	3.724	%(c)	12/15/32	4,563	4,720,073
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 1 Month LIBOR + 3.250%, 144A	5.027	%(c)	05/16/44	1,320	1,352,864
SLM Student Loan Trust, Series 2011-1, Class A1, 1 Month LIBOR + 0.520%	2.392	%(c)	03/25/26	198	198,917
SoFi Professional Loan Program LLC, Series 2017-E, Class A1, 1 Month LIBOR + 0.500%, 144A	2.372	%(c)	11/26/40	3,052	3,061,658

A977

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 144A	2.720%		11/26/40	2,698	$2,651,060
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 144A	2.950%		02/25/42	2,780	2,742,161

					29,028,083

TOTAL ASSET-BACKED SECURITIES (cost $532,111,527)					530,425,724

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.7%
Aventura Mall Trust, Series 2013-AVM, Class D, 144A	3.743	%(cc)	12/05/32	800	803,559
Bancorp Commercial Mortgage (The), Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A	2.627	%(c)	01/15/33	1,622	1,621,598
BANK, Series 2018-BN10, Class AS	3.898%		02/15/61	2,728	2,784,413
BWAY Mortgage Trust, Series 2015-1740, Class A, 144A	2.917%		01/10/35	2,800	2,705,354
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 1 Month LIBOR + 0.671%, 144A	2.321	%(c)	03/15/37	5,787	5,748,981
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 144A	3.531%		10/15/34	4,854	4,899,727
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class B, 144A	3.835%		10/15/34	2,968	3,006,286
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class AS	3.907	%(cc)	11/15/50	2,147	2,175,410
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS	3.789	%(cc)	09/15/50	3,221	3,261,456
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.113	%(cc)	04/10/48	8,294	462,784
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class D, 144A	2.850%		02/10/49	3,230	2,467,173
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A	2.804	%(cc)	04/15/49	1,018	774,986
Commercial Mortgage Trust, Series 2014-CR19, Class XA, IO	1.214	%(cc)	08/10/47	5,746	271,500
Commercial Mortgage Trust, Series 2014-UBS6, Class XA, IO	1.011	%(cc)	12/10/47	32,048	1,434,016
Commercial Mortgage Trust, Series 2015-LC23, Class D, 144A	3.646	%(cc)	10/10/48	3,488	3,079,389
Commercial Mortgage Trust, Series 2015-LC23, Class C	4.646	%(cc)	10/10/48	2,238	2,199,328
Commercial Mortgage Trust, Series 2015-PC1, Class AM	4.290	%(cc)	07/10/50	2,165	2,232,741
Commercial Mortgage Trust, Series 2015-PC1, Class B	4.441	%(cc)	07/10/50	1,122	1,124,844
Commercial Mortgage Trust, Series 2015-PC1, Class C	4.441	%(cc)	07/10/50	2,076	1,951,836
Commercial Mortgage Trust, Series 2015-PC1, Class D	4.441	%(cc)	07/10/50	2,212	1,828,038
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1 Month LIBOR + 1.720%, 144A	3.460	%(c)	10/15/34	3,514	3,517,689
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class C	4.209	%(cc)	06/15/57	1,240	1,142,520
DBWF Mortgage Trust, Series 2015-LCM, Class D, 144A	3.422	%(cc)	06/10/34	1,634	1,391,487

A978

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	3,274	$3,318,586
FHLMC Multifamily Structured Pass-Through Certificates, Series-Q001, Class XA, IO	2.294	%(cc)	02/25/32	26,366	4,048,238
Government National Mortgage Assoc., Series 2017-89, Class AB	2.600%		07/16/58	1,609	1,557,775
Government National Mortgage Assoc., Series 2017-168, Class AS	2.700%		08/16/58	5,367	5,217,973
Government National Mortgage Assoc., Series 2017-71, Class AS	2.700%		04/16/57	1,661	1,599,637
Government National Mortgage Assoc., Series 2017-90, Class AS	2.700%		07/16/57	2,247	2,175,314
Government National Mortgage Assoc., Series 2017-69, Class AS	2.750%		02/16/58	2,544	2,460,029
Government National Mortgage Assoc., Series 2017-86, Class AS	2.750%		02/16/58	1,924	1,873,145
Government National Mortgage Assoc., Series 2014-64, Class A	2.200%		02/16/45	3,076	3,044,431
Government National Mortgage Assoc., Series 2014-78, Class A	2.200%		04/16/47	246	244,847
Government National Mortgage Assoc., Series 2014-109, Class A	2.325%		01/16/46	1,315	1,302,489
Government National Mortgage Assoc., Series 2015-47, Class AE	2.900	%(cc)	11/16/55	2,748	2,712,314
Government National Mortgage Assoc., Series 2015-48, Class AS	2.900	%(cc)	02/16/49	3,758	3,698,696
Government National Mortgage Assoc., Series 2015-73, Class AC	2.900	%(cc)	02/16/53	762	748,751
Government National Mortgage Assoc., Series 2017-41, Class AS	2.600%		06/16/57	4,979	4,800,975
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.060	%(cc)	11/10/47	19,189	967,542
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.412	%(cc)	07/10/48	799	802,308
Hilton Orlando Trust, Series 2018-ORL, Class A, 1 Month LIBOR + 0.770%, 144A	2.547	%(c)	12/15/34	5,766	5,773,465
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 144A	4.154%		08/05/34	675	667,719
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.137	%(cc)	04/15/47	5,705	137,774
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.266	%(cc)	04/15/47	1,697	32,344
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C	4.308	%(cc)	07/15/48	3,667	3,548,947
UBS Commercial Mortgage Trust, Series 2018-C8, Class B	4.567	%(cc)	02/15/51	3,849	4,006,192
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class B	4.188	%(cc)	11/15/50	2,445	2,489,347
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.132	%(cc)	05/15/48	3,250	2,609,096
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.729	%(cc)	06/15/48	9,724	370,909
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C	4.176	%(cc)	07/15/48	2,279	2,233,520
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class E, 144A	4.880	%(cc)	01/15/59	1,571	1,277,640
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.105	%(cc)	05/15/47	11,258	479,806

A979

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.585	%(cc)	05/15/47	2,346	$77,122
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	0.916	%(cc)	11/15/47	27,424	1,183,758
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.321	%(cc)	11/15/47	63,715	1,266,319

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $118,495,895)					117,612,123

CORPORATE BONDS — 20.4%

Auto Manufacturers — 0.6%
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	3,348	4,056,475
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	5,694	6,525,666

					10,582,141

Banks — 5.3%
Banco de Credito e Inversiones (Chile), Sr. Unsec’d. Notes, 144A	3.500%		10/12/27	1,800	1,683,225
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%		07/21/28	3,910	3,797,677
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824%		01/20/28	5,895	5,823,946
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	508	503,521
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	1,839	1,835,382
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	1,423	1,453,651
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%		07/24/28	4,555	4,440,765
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%		01/10/28	3,575	3,555,645
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	2,015	2,038,852
Commonwealth Bank of Australia (Australia), Sub. Notes, 144A.	4.316%		01/10/48	968	949,252
Commonwealth Bank of Australia (Australia), Sub. Notes, 144A.	4.500%		12/09/25	2,483	2,510,068
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.908%		06/05/23	3,669	3,570,797
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	3,404	4,264,236
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%		03/29/27	1,292	1,281,690
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%		01/12/28	2,005	1,891,062
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%		05/01/28	1,591	1,554,952
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%		02/01/28	7,919	7,871,476
Morgan Stanley, Sr. Unsec’d. Notes	3.625%		01/20/27	2,241	2,193,519
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	1,792	1,790,442
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	5,998	6,053,848
Santander UK PLC (United Kingdom), Sub. Notes	7.950%		10/26/29	3,368	4,292,391
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%		11/07/23	505	522,350
Toronto-Dominion Bank (The) (Canada), Sub. Notes	3.625%		09/15/31	4,992	4,784,258
UBS AG (Switzerland), Sub. Notes	7.625%		08/17/22	3,940	4,422,650
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28	1,911	1,923,676
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		10/23/26	3,668	3,434,918
Wells Fargo Bank NA, Sub. Notes	5.850%		02/01/37	7,193	8,753,245
Wells Fargo Bank NA, Sub. Notes	6.600%		01/15/38	2,452	3,244,460

A980

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Westpac Banking Corp. (Australia), Sub. Notes, GMTN	4.322%	11/23/31	3,073	$3,050,199

				93,492,153

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.625%	02/01/44	2,799	2,897,781
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	7,010	7,417,035
Becle SAB de CV (Mexico), Gtd. Notes, 144A	3.750%	05/13/25	1,000	986,298

				11,301,114

Building Materials — 0.1%
CRH America Finance, Inc. (Ireland), Gtd. Notes, 144A	4.500%	04/04/48	1,544	1,538,492

Chemicals — 0.2%
Phosagro OAO Via Phosagro Bond Funding DAC (Russia), Sr. Unsec’d. Notes, 144A	3.949%	04/24/23	3,100	3,037,070

Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India), Sr. Unsec’d. Notes, 144A	4.000%	07/30/27	1,033	964,119

Computers — 0.3%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	955	959,320
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	862	913,741
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A(a)	6.020%	06/15/26	2,879	3,100,456
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	535	679,546

				5,653,063

Diversified Financial Services — 1.1%
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	3.500%	08/01/25	617	604,972
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	4.250%	02/15/24	724	747,180
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	1,423	1,411,563
E*TRADE Financial Corp., Sr. Unsec’d. Notes	3.800%	08/24/27	792	769,007
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	8,057	7,876,127
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	04/01/19	3,115	3,200,010
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	08/15/22	491	526,940
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A(a)	4.500%	03/15/27	1,308	1,327,249
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	4.875%	04/15/45	132	127,326
SUAM Finance BV (Colombia), Gtd. Notes, 144A	4.875%	04/17/24	2,300	2,374,750

				18,965,124

A981

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric — 2.1%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes, 144A	3.800%	07/15/48	1,017	$969,431
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500%	04/01/28	1,320	1,261,856
Dominion Energy, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	546	719,338
Edison International, Sr. Unsec’d. Notes	4.125%	03/15/28	1,612	1,623,783
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates), Sr. Sec’d. Notes, 144A	4.450%	08/01/35	900	885,897
Entergy Louisiana LLC, Collateral Trust	4.000%	03/15/33	1,313	1,338,931
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	3,040	3,123,520
Massachusetts Electric Co., Unsec’d. Notes, 144A	4.004%	08/15/46	2,027	2,013,128
Minejesa Capital BV (Indonesia), Sr. Sec’d. Notes, 144A	4.625%	08/10/30	1,050	1,011,193
Ohio Edison Co., First Mortgage	8.250%	10/15/38	978	1,465,360
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	4,666	5,561,624
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 144A	3.300%	12/01/27	3,604	3,410,590
PPL Electric Utilities Corp., First Mortgage	5.200%	07/15/41	882	1,021,196
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	4,405	6,022,479
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	2,460	2,475,431
South Carolina Electric & Gas Co., First Mortgage	6.050%	01/15/38	2,278	2,712,269
South Carolina Electric & Gas Co., First Mortgage	6.625%	02/01/32	825	1,014,172

				36,630,198

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. (Brazil), Gtd. Notes	4.000%	01/14/25	1,800	1,737,000

Gas — 0.2%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	2,788	2,921,000

Healthcare-Services — 0.4%
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	994	1,008,862
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	3,374	3,260,128
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	1,367	1,413,993
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	1,870	1,854,344
NYU Hospitals Center, Sec’d. Notes	4.368%	07/01/47	317	330,661

				7,867,988

Insurance — 0.8%
American International Group, Inc., Sr. Unsec’d. Notes	4.800%	07/10/45	1,150	1,179,051
Assurant, Inc., Sr. Unsec’d. Notes	4.900%	03/27/28	1,668	1,705,939
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	813	982,137
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	6,461	7,121,002
Unum Group, Sr. Unsec’d. Notes	5.750%	08/15/42	960	1,118,551
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,220,116

				14,326,796

A982

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Internet — 1.5%
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes(a)	3.600%	11/28/24	4,350	$4,316,440
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes	4.200%	12/06/47	1,664	1,596,282
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes	4.400%	12/06/57	200	190,667
Amazon.com, Inc., Sr. Unsec’d. Notes	4.800%	12/05/34	1,012	1,121,075
Amazon.com, Inc., Sr. Unsec’d. Notes	5.200%	12/03/25	6,194	6,902,958
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A(a)	3.150%	08/22/27	3,057	2,949,530
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.875%	09/29/23	1,400	1,399,051
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	3.375%	05/02/19	1,900	1,910,469
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	3.595%	01/19/28	5,412	5,212,727

				25,599,199

Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/10/39	844	1,000,140

Leisure Time — 0.1%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,675	2,147,241

Machinery-Diversified — 0.2%
Nvent Finance Sarl (Luxembourg), Gtd. Notes, 144A	4.550%	04/15/28	4,416	4,436,370

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	1,534	2,306,174
Comcast Corp., Gtd. Notes	3.150%	03/01/26	6,026	5,801,772
Comcast Corp., Gtd. Notes	3.969%	11/01/47	5,713	5,416,817
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	5,334	7,317,784
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	2,281	2,734,683

				23,577,230

Mining — 0.4%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000%	09/11/27	4,636	4,445,940
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.550%	10/25/42	3,197	3,369,734

				7,815,674

Miscellaneous Manufacturing — 0.2%
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	2.350%	10/15/26	3,645	3,332,313

Oil & Gas — 1.1%
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	7,189	7,858,015
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	2,418	3,192,960
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	2,031	2,052,326
Shell International Finance BV (Netherlands), Gtd. Notes	6.375%	12/15/38	2,363	3,137,977
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39	1,489	2,455,201

				18,696,479

A983

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes(a)	3.337%	12/15/27	3,564	$3,408,074
Halliburton Co., Sr. Unsec’d. Notes	6.700%	09/15/38	610	785,155
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	3.950%	12/01/42	1,413	1,239,545

				5,432,774

Pharmaceuticals — 0.2%
Bayer Corp. (Germany), Gtd. Notes, 144A	6.650%	02/15/28	872	1,063,848
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	2,151	2,160,165

				3,224,013

Pipelines — 1.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	4.600%	11/02/47	1,000	971,500
Colonial Pipeline Co., Sr. Unsec’d. Notes, 144A	4.250%	04/15/48	1,752	1,750,064
Energy Transfer LP, Gtd. Notes	7.500%	07/01/38	4,555	5,504,086
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	6.450%	05/01/21	4,250	4,547,150
Kinder Morgan Energy Partners LP, Gtd. Notes	7.400%	03/15/31	172	208,095
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%	01/15/32	3,559	4,547,609
Peru LNG Srl (Peru), Sr. Unsec’d. Notes, 144A	5.375%	03/22/30	530	531,193

				18,059,697

Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	3,320	3,340,889

Real Estate Investment Trusts (REITs) — 0.7%
EPR Properties, Gtd. Notes	4.750%	12/15/26	1,220	1,221,307
EPR Properties, Gtd. Notes	5.250%	07/15/23	5,598	5,852,231
Goodman US Finance Four LLC (Australia), Gtd. Notes, 144A	4.500%	10/15/37	1,080	1,076,123
SL Green Operating Partnership LP, Gtd. Notes	3.250%	10/15/22	1,276	1,244,446
VEREIT Operating Partnership LP, Gtd. Notes	3.950%	08/15/27	2,309	2,168,514

				11,562,621

Semiconductors — 0.1%
Xilinx, Inc., Sr. Unsec’d. Notes	2.950%	06/01/24	1,290	1,237,790

Software — 0.2%
Oracle Corp., Sr. Unsec’d. Notes	6.125%	07/08/39	2,712	3,502,277

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	02/14/50	724	731,365
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	4,104	4,635,265
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	2,651	2,675,329

				8,041,959

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.750%	05/01/40	2,814	3,460,467

A984

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Water — 0.2%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%		08/15/24	3,000	$3,111,681

TOTAL CORPORATE BONDS
(cost $357,558,721)					356,595,072

SOVEREIGN BONDS — 7.1%
Bahamas Government International Bond (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%		11/20/29	800	877,000
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	3.717%		01/25/27	2,100	2,047,500
Cayman Islands Government Bond (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%		11/24/19	1,000	1,055,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.350%		01/08/27	1,858	1,887,293
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	41,448	40,737,491
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.375%		07/21/22	7,896	7,712,792
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.375%		11/16/22	9,990	9,713,935
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.625%		04/20/22	9,046	8,898,657
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	5,122	5,244,928
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24	1,000	1,039,000
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300%		03/15/28	12,575	12,664,309
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%		02/12/21	18,130	18,029,423
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.375%		01/31/22	8,827	8,664,850
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	6,523	6,306,828

TOTAL SOVEREIGN BONDS
(cost $126,114,621)					124,879,006

MUNICIPAL BOND — 0.1%

Pennsylvania
Commonwealth of Pennsylvania, General Obligation Unlimited
(cost $1,232,665)	5.350%		05/01/30	1,160	1,221,074

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.0%
Sequoia Mortgage Trust, Series 2012-4, Class A3 (cost $914,375)	2.069	%(cc)	09/25/42	914	866,085

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.8%
Federal Home Loan Mortgage Corp	4.000%		08/01/47	16,843	17,315,005
Federal Home Loan Mortgage Corp	5.000%		09/01/20	563	573,297
Federal Home Loan Mortgage Corp	5.000%		05/01/23	278	282,665
Federal Home Loan Mortgage Corp	5.000%		06/01/26	1,525	1,582,100
Federal Home Loan Mortgage Corp., Notes, GMTN	0.750%		04/09/18	49,331	49,321,430
Federal National Mortgage Assoc	3.500%		TBA	29,000	29,060,604
Federal National Mortgage Assoc	3.500%		04/01/43	3,274	3,302,265
Federal National Mortgage Assoc	3.500%		06/01/43	3,541	3,571,627
Federal National Mortgage Assoc	3.500%		06/01/43	3,428	3,457,670

A985

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc	3.500%	07/01/43	4,775	$4,820,193
Federal National Mortgage Assoc	4.000%	TBA	54,000	55,414,535
Federal National Mortgage Assoc	4.000%	10/01/40	3,334	3,446,438
Federal National Mortgage Assoc	4.000%	01/01/42	4,414	4,562,536
Federal National Mortgage Assoc	4.000%	07/01/42	2,837	2,932,793
Federal National Mortgage Assoc	4.000%	06/01/43	8,405	8,688,026
Federal National Mortgage Assoc	4.000%	02/01/45	3,839	3,981,896
Federal National Mortgage Assoc	4.000%	09/01/47	18,468	18,976,196
Federal National Mortgage Assoc	4.500%	TBA	148,200	155,178,708
Federal National Mortgage Assoc	4.500%	09/01/47	18,078	18,966,073
Federal National Mortgage Assoc	5.500%	09/01/36	903	991,924
Government National Mortgage Assoc	4.000%	TBA	63,300	65,064,241

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $452,676,430)				451,490,222

U.S. TREASURY OBLIGATIONS — 21.3%
U.S. Treasury Bonds	2.750%	08/15/47	64,617	61,757,193
U.S. Treasury Bonds	3.000%	05/15/47	34,203	34,370,007
U.S. Treasury Bonds	3.625%	02/15/44	39,198	43,921,665
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/26	36,389	37,933,907
U.S. Treasury Notes	1.875%	04/30/22	3,177	3,098,444
U.S. Treasury Notes	2.000%	11/30/22	45,152	44,074,349
U.S. Treasury Notes	2.250%	11/15/27	25,132	24,073,707
U.S. Treasury Notes(a)	2.375%	01/31/23	116,521	115,565,164
U.S. Treasury Notes/Bond	2.000%	01/31/20	9,328	9,283,546

TOTAL U.S. TREASURY OBLIGATIONS
(cost $371,210,872)				374,077,982

TOTAL LONG-TERM INVESTMENTS
(cost $1,960,315,106)				1,957,167,288

	Shares
SHORT-TERM INVESTMENTS — 7.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	17,166,079	17,166,079
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $106,478,756; includes $106,399,907 of cash collateral for securities on loan)(b)(w)	106,478,538	106,467,889

TOTAL SHORT-TERM INVESTMENTS
(cost $123,644,835)		123,633,968

TOTAL INVESTMENTS — 118.7%
(cost $2,083,959,941)		2,080,801,256
Liabilities in excess of other assets(z) — (18.7)%.		(328,464,186)

NET ASSETS — 100.0%		$1,752,337,070

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,891,918 and 0.6% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,445,540; cash collateral of $106,399,907 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate

A986

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,096	2 Year U.S. Treasury Notes	Jun. 2018	$233,019,876	$102,751
175	5 Year U.S. Treasury Notes	Jun. 2018	20,030,664	94,336

				197,087

Short Positions:
234	10 Year U.S. Ultra Treasury Notes	Jun. 2018	30,387,094	(398,531)
102	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	16,367,813	(524,344)

				(922,875)

				$(725,788)

Cash of $339,507 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$264,443,196	$—
Collateralized Loan Obligations	—	66,733,285	—
Consumer Loans	—	6,024,135	—
Credit Cards	—	120,897,841	—
Equipment	—	21,887,816	10,891,918
Other	—	10,519,450	—
Student Loans	—	29,028,083	—
Commercial Mortgage-Backed Securities	—	117,612,123	—
Corporate Bonds	—	356,595,072	—
Sovereign Bonds	—	124,879,006	—
Municipal Bond	—	1,221,074	—
Residential Mortgage-Backed Security	—	866,085	—
U.S. Government Agency Obligations	—	451,490,222	—
U.S. Treasury Obligations	—	374,077,982	—
Affiliated Mutual Funds	123,633,968	—	—
Other Financial Instruments*
Futures	(725,788)	—	—

Total	$122,908,180	$1,946,275,370	$10,891,918

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A987

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.0%

AFFILIATED MUTUAL FUNDS — 92.1%
AST FQ Absolute Return Currency Portfolio*	99,858	$997,585
AST Goldman Sachs Strategic Income Portfolio*	126,579	1,221,485
AST Morgan Stanley Multi-Asset Portfolio*	226,097	2,100,440
AST Neuberger Berman Long/Short Portfolio*	163,401	1,808,848
AST Wellington Management Real Total Return Portfolio*	162,949	1,482,839

TOTAL AFFILIATED MUTUAL FUNDS
(cost $7,431,066)(w)		7,611,197

UNAFFILIATED FUNDS — 6.9%
Arbitrage Fund (The) (Institutional Shares)	18,605	243,350
Gabelli ABC Fund (Advisor Class Shares)	16,026	164,264
Touchstone Merger Arbitrage Fund (Retail Shares)	15,756	163,862

TOTAL UNAFFILIATED FUNDS
(cost $581,614)		571,476

TOTAL LONG-TERM INVESTMENTS
(cost $8,012,680)		8,182,673

	Shares	Value

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $107,533)(w)	107,533	$107,533

TOTAL INVESTMENTS — 100.3%
(cost $8,120,213)		8,290,206
Liabilities in excess of other assets — (0.3)%		(22,249)

NET ASSETS — 100.0%		$8,267,957

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$7,718,730	$—	$—
Unaffiliated Funds	571,476	—	—

Total	$8,290,206	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A988

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.8%

AFFILIATED MUTUAL FUNDS — 96.8%
AST AQR Emerging Markets Equity Portfolio*	265,127	$3,526,189
AST ClearBridge Dividend Growth Portfolio*	87,546	1,490,916
AST Global Real Estate Portfolio*	25,443	305,062
AST Goldman Sachs Mid-Cap Growth Portfolio*	241,198	2,361,329
AST Hotchkis & Wiley Large-Cap Value Portfolio*	92,042	2,648,976
AST International Growth Portfolio*	300,535	5,448,708
AST International Value Portfolio*	259,535	5,507,326
AST Loomis Sayles Large-Cap Growth Portfolio*	48,576	2,438,986
AST MFS Global Equity Portfolio*	91,025	1,829,600
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	71,106	2,436,103
AST QMA US Equity Alpha Portfolio*	99,506	3,011,048
AST Small-Cap Growth Portfolio*	16,509	742,883
AST Small-Cap Value Portfolio*	36,282	1,005,728
AST T. Rowe Price Natural Resources Portfolio*	14,296	315,663

TOTAL AFFILIATED MUTUAL FUNDS
(cost $26,749,313)(w)		33,068,517

UNAFFILIATED EXCHANGE TRADED FUNDS — 3.0%
Financial Select Sector SPDR Fund	9,000	248,130
SPDR S&P 500 ETF Trust Fund	1,400	368,410
Vanguard FTSE Developed Markets ETF	6,800	300,900
Vanguard FTSE Emerging Markets ETF	1,800	84,564

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $855,801)		1,002,004

TOTAL LONG-TERM INVESTMENTS (cost $27,605,114)		34,070,521

	Shares	Value

SHORT-TERM INVESTMENT — 0.3%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $107,263)(w)	107,263	$107,263

TOTAL INVESTMENTS — 100.1% (cost $27,712,377)		34,177,784
Liabilities in excess of other assets — (0.1)%		(28,137)

NET ASSETS — 100.0%		$34,149,647

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$33,175,780	$—	$—
Unaffiliated Exchange Traded Funds	1,002,004	—	—

Total	$34,177,784	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A989

AST MANAGED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.7%

AFFILIATED MUTUAL FUNDS — 97.7%
AST BlackRock Low Duration Bond Portfolio*	328,698	$3,520,352
AST Goldman Sachs Strategic Income Portfolio*	38,088	367,551
AST High Yield Portfolio*	50,917	509,170
AST Lord Abbett Core Fixed Income Portfolio*	680,781	8,489,337
AST Prudential Core Bond Portfolio*	1,633,374	19,780,154
AST Wellington Management Global Bond Portfolio*	222,621	2,370,918
AST Western Asset Emerging Markets Debt Portfolio*	47,389	529,813

TOTAL AFFILIATED MUTUAL FUNDS (cost $34,518,715)(w)		35,567,295

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.0%
iShares Floating Rate Bond ETF	7,168	365,066
iShares TIPS Bond ETF	3,313	374,535

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $742,250)		739,601

TOTAL LONG-TERM INVESTMENTS (cost $35,260,965)		36,306,896

	Shares	Value

SHORT-TERM INVESTMENT — 0.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $166,829)(w)	166,830	$166,830

TOTAL INVESTMENTS — 100.1% (cost $35,427,794)		36,473,726
Liabilities in excess of other assets — (0.1)%		(46,043)

NET ASSETS — 100.0%		$36,427,683

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1  -  unadjusted quoted prices generally in active markets for identical securities.

Level 2  -  quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3  -  unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$35,734,125	$—	$—
Unaffiliated Exchange Traded Funds	739,601	—	—

Total	$36,473,726	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A990

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS
Austria — 0.5%
Erste Group Bank AG*	72,173	$3,628,381

Brazil — 0.6%
Ambev SA	557,075	4,085,110

Canada — 1.7%
Canadian National Railway Co.(a)	167,552	12,253,078

Denmark — 0.7%
Carlsberg A/S (Class B Stock)	41,573	4,963,594

France — 9.7%
Air Liquide SA	54,468	6,684,192
Danone SA	162,023	13,137,208
Hermes International	2,801	1,660,299
Legrand SA	82,843	6,499,926
LVMH Moet Hennessy Louis Vuitton SE	52,104	16,057,073
Pernod Ricard SA	86,141	14,343,199
Schneider Electric SE*	121,832	10,728,705

		69,110,602

Germany — 6.2%
Bayer AG	162,158	18,280,698
Brenntag AG	53,590	3,190,330
Deutsche Boerse AG	23,088	3,156,210
Linde AG*	42,608	9,003,478
Merck KGaA	52,944	5,079,872
MTU Aero Engines AG	30,597	5,156,756

		43,867,344

Israel — 1.0%
Check Point Software Technologies Ltd.*(a)	72,192	7,171,553

Japan — 1.5%
Hoya Corp.	76,900	3,884,421
Kubota Corp.	371,000	6,539,844

		10,424,265

Macau — 0.2%
Sands China Ltd.	282,400	1,534,656

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	368,423	2,252,082

Netherlands — 2.5%
Akzo Nobel NV	112,481	10,627,546
Heineken NV	68,201	7,335,300

		17,962,846

South Korea — 1.0%
Samsung Electronics Co. Ltd.	2,905	6,787,464

Spain — 1.1%
Aena SME SA, 144A	37,769	7,615,881

Sweden — 2.0%
Essity AB (Class B Stock)*	524,721	14,541,688

Switzerland — 7.9%
Adecco Group AG	66,987	4,771,487
Cie Financiere Richemont SA	80,074	7,195,599
Julius Baer Group Ltd.*	70,510	4,339,291
Nestle SA	209,368	16,548,767
Roche Holding AG	46,982	10,777,536

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Sonova Holding AG	15,055	$2,393,487
UBS Group AG*	557,701	9,826,093

		55,852,260

Thailand — 0.2%
Kasikornbank PCL	251,900	1,720,541

United Kingdom — 8.1%
Burberry Group PLC	186,073	4,435,318
Compass Group PLC	353,644	7,221,023
Diageo PLC	416,692	14,092,371
Reckitt Benckiser Group PLC	184,303	15,556,573
Sky PLC	91,513	1,666,638
Whitbread PLC	76,844	3,988,735
WPP PLC	655,674	10,419,708

		57,380,366

United States — 53.9%
3M Co.	54,387	11,939,034
Abbott Laboratories	159,209	9,539,803
Accenture PLC (Class A Stock)	113,641	17,443,894
American Express Co.	109,527	10,216,679
Amphenol Corp. (Class A Stock)	43,923	3,783,089
Aon PLC	25,176	3,532,948
Aptiv PLC	46,174	3,923,405
AutoZone, Inc.*	5,759	3,735,806
Bank of New York Mellon Corp. (The)	227,434	11,719,674
Cisco Systems, Inc.	134,615	5,773,637
Cognizant Technology Solutions Corp. (Class A Stock)	89,519	7,206,280
Colgate-Palmolive Co.	108,155	7,752,550
Comcast Corp. (Class A Stock)	474,289	16,206,455
Cooper Cos., Inc. (The)	28,107	6,431,163
Coty, Inc. (Class A Stock)(a)	589,679	10,791,126
eBay, Inc.*	163,631	6,584,511
Franklin Resources, Inc.	138,928	4,818,023
Goldman Sachs Group, Inc. (The)	30,048	7,567,889
Harley-Davidson, Inc.(a)	61,897	2,654,143
Honeywell International, Inc.	119,767	17,307,529
Johnson & Johnson	21,539	2,760,223
Kansas City Southern	99,227	10,900,086
Kellogg Co.(a)	104,968	6,823,970
Medtronic PLC	220,342	17,675,835
Microchip Technology, Inc.(a)	36,161	3,303,669
Monsanto Co.	62,721	7,318,913
National Oilwell Varco, Inc.(a)	53,703	1,976,807
NOW, Inc.*(a)	31,286	319,743
Omnicom Group, Inc.(a)	51,979	3,777,314
Oracle Corp.	224,795	10,284,371
PayPal Holdings, Inc.*	51,157	3,881,282
Praxair, Inc.	21,722	3,134,485
Sally Beauty Holdings, Inc.*(a)	137,061	2,254,653
Schlumberger Ltd.	78,265	5,070,007
State Street Corp.	142,910	14,252,414
Stryker Corp.	93,505	15,046,825
Thermo Fisher Scientific, Inc.	101,523	20,960,439
Time Warner, Inc.	95,067	8,991,437
United Parcel Service, Inc. (Class B Stock)	104,890	10,977,787
United Technologies Corp.	60,259	7,581,787
Urban Outfitters, Inc.*	67,600	2,498,496

A991

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Visa, Inc. (Class A Stock)(a)	152,118	$18,196,355
W.W. Grainger, Inc.(a)	9,102	2,569,222
Walt Disney Co. (The)	127,773	12,833,520
Waters Corp.*	31,451	6,247,741
Wynn Resorts Ltd.	11,472	2,092,034
Zimmer Biomet Holdings, Inc.	113,187	12,341,909

		382,998,962

TOTAL LONG-TERM INVESTMENTS (cost $553,810,313)		704,150,673

SHORT-TERM INVESTMENTS — 8.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,981,312	3,981,312
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $54,055,042; includes $53,959,738 of cash collateral for securities on loan)(b)(w)	54,053,824	54,048,419

Value
TOTAL SHORT-TERM INVESTMENTS (cost $58,036,354)	$58,029,731

TOTAL INVESTMENTS — 107.3% (cost $611,846,667)	762,180,404
Liabilities in excess of other assets — (7.3)%	(51,654,839)

NET ASSETS — 100.0%	$710,525,565

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,540,115; cash collateral of $53,959,738 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1  -  unadjusted quoted prices generally in active markets for identical securities.

Level 2  -  quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3  -  unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks
Austria	$—	$3,628,381	$—
Brazil	4,085,110	—	—
Canada	12,253,078	—	—
Denmark	—	4,963,594	—
France	—	69,110,602	—
Germany	—	43,867,344	—
Israel	7,171,553	—	—
Japan	—	10,424,265	—
Macau	—	1,534,656	—
Mexico	2,252,082	—	—
Netherlands	—	17,962,846	—
South Korea	—	6,787,464	—
Spain	—	7,615,881	—
Sweden	—	14,541,688	—
Switzerland	—	55,852,260	—
Thailand	—	1,720,541	—
United Kingdom	—	57,380,366	—
United States	382,998,962	—	—
Affiliated Mutual Funds	58,029,731	—	—

Total	$466,790,516	$295,389,888	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A992

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Health Care Equipment & Supplies	9.5%
Affiliated Mutual Funds (7.6% represents investments purchased with collateral from securities on loan)	8.2
Capital Markets	7.8
Media	7.6
IT Services	6.6
Beverages	6.3
Household Products	5.3
Pharmaceuticals	5.2
Chemicals	5.2
Food Products	5.1
Textiles, Apparel & Luxury Goods	4.1
Industrial Conglomerates	4.1
Life Sciences Tools & Services	3.8
Road & Rail	3.3
Software	2.5
Electrical Equipment	2.4
Hotels, Restaurants & Leisure	2.1

Aerospace & Defense	1.8%
Air Freight & Logistics	1.5
Personal Products	1.5
Consumer Finance	1.4
Specialty Retail	1.2
Transportation Infrastructure	1.1
Banks	1.1
Energy Equipment & Services	1.0
Technology Hardware, Storage & Peripherals	1.0
Internet Software & Services	0.9
Machinery	0.9
Trading Companies & Distributors	0.9
Communications Equipment	0.8
Professional Services	0.7
Auto Components	0.5
Electronic Equipment, Instruments & Components	0.5
Insurance	0.5
Semiconductors & Semiconductor Equipment	0.5
Automobiles	0.4

107.3
Liabilities in excess of other assets	(7.3)

100.0%

A993

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Beverages — 2.6%
Constellation Brands, Inc. (Class A Stock)	89,425	$20,381,746
Monster Beverage Corp.*	148,074	8,471,314
Pernod Ricard SA (France)	19,722	3,282,106

		32,135,166

Biotechnology — 2.3%
Biogen, Inc.*	24,807	6,792,653
BioMarin Pharmaceutical, Inc.*	31,786	2,576,891
Celgene Corp.*	28,477	2,540,433
Regeneron Pharmaceuticals, Inc.*	15,507	5,339,991
Vertex Pharmaceuticals, Inc.*	71,051	11,579,893

		28,829,861

Capital Markets — 4.1%
Blackstone Group LP (The) (MLP)	108,638	3,470,984
Charles Schwab Corp. (The)	292,261	15,261,869
Goldman Sachs Group, Inc. (The)	28,164	7,093,385
Intercontinental Exchange, Inc.	172,728	12,526,235
Morgan Stanley	226,508	12,222,372

		50,574,845

Chemicals — 2.1%
Monsanto Co.	61,268	7,149,363
Sherwin-Williams Co. (The)	47,641	18,680,989

		25,830,352

Construction Materials — 1.1%
Vulcan Materials Co.	118,997	13,585,887

Electrical Equipment — 0.8%
AMETEK, Inc.	140,611	10,682,218

Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. (Class A Stock)	118,270	10,186,595
FLIR Systems, Inc.	61,735	3,087,367
TE Connectivity Ltd.	61,734	6,167,227

		19,441,189

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	128,139	18,623,722

Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	18,108	3,412,090

Health Care Equipment & Supplies — 5.2%
Abbott Laboratories	164,724	9,870,262
Cooper Cos., Inc. (The)	5,520	1,263,031
Danaher Corp.	231,976	22,712,770
Edwards Lifesciences Corp.*	60,262	8,407,754
Medtronic PLC	183,070	14,685,875
Stryker Corp.	49,408	7,950,735

		64,890,427

Hotels, Restaurants & Leisure — 2.9%
Aramark	189,020	7,477,631
Marriott International, Inc. (Class A Stock)	91,004	12,374,724
Six Flags Entertainment Corp.(a)	73,706	4,588,936
Starbucks Corp.	204,889	11,861,024

		36,302,315

Household Products — 0.8%
Colgate-Palmolive Co.	139,817	10,022,083

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates — 1.8%
Honeywell International, Inc.	47,363	$6,844,427
Roper Technologies, Inc.	54,689	15,350,655

		22,195,082

Insurance — 1.2%
Aon PLC	106,954	15,008,855

Internet & Direct Marketing Retail — 9.6%
Amazon.com, Inc.*	48,400	70,051,256
Booking Holdings, Inc.*	8,641	17,976,651
Netflix, Inc.*	106,930	31,581,776

		119,609,683

Internet Software & Services — 11.2%
Alibaba Group Holding Ltd. (China),
ADR*(a)	47,898	8,791,199
Alphabet, Inc. (Class A Stock)*	48,006	49,788,943
Alphabet, Inc. (Class C Stock)*	28,075	28,967,504
Dropbox, Inc. (Class A Stock)*(a)	7,430	232,188
Facebook, Inc. (Class A Stock)*	321,990	51,450,782

		139,230,616

IT Services — 14.1%
Cognizant Technology Solutions Corp. (Class A Stock)	137,596	11,076,478
Fidelity National Information Services, Inc.	129,731	12,493,095
Fiserv, Inc.*	331,672	23,651,530
FleetCor Technologies, Inc.*	48,319	9,784,598
Global Payments, Inc	112,145	12,506,410
Mastercard, Inc. (Class A Stock)	233,117	40,832,774
PayPal Holdings, Inc.*	116,897	8,868,975
Visa, Inc. (Class A Stock)(a)	426,531	51,021,638
Worldpay, Inc. (Class A Stock)*	62,048	5,102,828

		175,338,326

Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific, Inc.	140,634	29,035,296

Machinery — 1.3%
Fortive Corp.	115,472	8,951,389
Xylem, Inc.	93,852	7,219,096

		16,170,485

Media — 1.1%
Comcast Corp. (Class A Stock)	400,842	13,696,771

Multiline Retail — 0.5%
Dollar Tree, Inc.*	68,225	6,474,553

Oil, Gas & Consumable Fuels — 0.8%
Concho Resources, Inc.*	20,595	3,096,046
Pioneer Natural Resources Co.	38,071	6,539,836

		9,635,882

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	64,266	9,621,906

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	177,089	11,200,879
Eli Lilly & Co.	57,641	4,459,684
Zoetis, Inc.	183,996	15,365,506

		31,026,069

A994

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 0.9%
Verisk Analytics, Inc.*	113,190	$11,771,760

Road & Rail — 1.9%
Canadian Pacific Railway Ltd. (Canada)	59,805	10,555,583
Union Pacific Corp.	94,670	12,726,488

		23,282,071

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	84,740	7,722,356
Broadcom Ltd.	13,415	3,161,245
NVIDIA Corp.	97,612	22,605,963

		33,489,564

Software — 16.6%
Activision Blizzard, Inc.	323,387	21,815,687
Adobe Systems, Inc.*	222,529	48,084,066
Electronic Arts, Inc.*	177,885	21,566,777
Intuit, Inc.	94,504	16,382,268
Microsoft Corp.	749,091	68,369,536
PTC, Inc.*	35,498	2,769,199
salesforce.com, Inc.*	234,724	27,298,401

		206,285,934

Specialty Retail — 0.2%
Ross Stores, Inc.	38,290	2,985,854

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	106,430	17,856,825

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.*	21,892	1,951,015
NIKE, Inc. (Class B Stock)	214,671	14,262,741

		16,213,756

Tobacco — 1.1%
Philip Morris International, Inc.	136,469	13,565,019

Trading Companies & Distributors — 0.1%
Univar, Inc.*	30,897	857,392

TOTAL LONG-TERM INVESTMENTS (cost $820,712,031)		1,227,681,854

SHORT-TERM INVESTMENTS — 6.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	17,232,818	17,232,818
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $61,237,475; includes $61,136,000 of cash collateral for securities on loan)(b)(w)	61,236,319	61,230,195

TOTAL SHORT-TERM INVESTMENTS (cost $78,470,293)		78,463,013

TOTAL INVESTMENTS — 104.9% (cost $899,182,324)		1,306,144,867
Liabilities in excess of other assets — (4.9)%		(61,073,846)

NET ASSETS — 100.0%		$1,245,071,021

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,165,804; cash collateral of $61,136,000 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A995

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Beverages	$28,853,060	$3,282,106	$—
Biotechnology	28,829,861	—	—
Capital Markets	50,574,845	—	—
Chemicals	25,830,352	—	—
Construction Materials	13,585,887	—	—
Electrical Equipment	10,682,218	—	—
Electronic Equipment, Instruments & Components	19,441,189	—	—
Equity Real Estate Investment Trusts (REITs)	18,623,722	—	—
Food & Staples Retailing	3,412,090	—	—
Health Care Equipment & Supplies	64,890,427	—	—
Hotels, Restaurants & Leisure	36,302,315	—	—
Household Products	10,022,083	—	—
Industrial Conglomerates	22,195,082	—	—
Insurance	15,008,855	—	—
Internet & Direct Marketing Retail	119,609,683	—	—
Internet Software & Services	139,230,616	—	—
IT Services	175,338,326	—	—
Life Sciences Tools & Services	29,035,296	—	—
Machinery	16,170,485	—	—
Media	13,696,771	—	—
Multiline Retail	6,474,553	—	—
Oil, Gas & Consumable Fuels	9,635,882	—	—
Personal Products	9,621,906	—	—
Pharmaceuticals	31,026,069	—	—
Professional Services	11,771,760	—	—
Road & Rail	23,282,071	—	—
Semiconductors & Semiconductor Equipment	33,489,564	—	—
Software	206,285,934	—	—
Specialty Retail	2,985,854	—	—
Technology Hardware, Storage & Peripherals	17,856,825	—	—
Textiles, Apparel & Luxury Goods	16,213,756	—	—
Tobacco	13,565,019	—	—
Trading Companies & Distributors	857,392	—	—
Affiliated Mutual Funds	78,463,013	—	—

Total	$1,302,862,761	$3,282,106	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A996

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS
Aerospace & Defense — 3.5%
Lockheed Martin Corp.	31,497	$10,643,781
Northrop Grumman Corp.	75,946	26,514,268
United Technologies Corp.	123,363	15,521,533

		52,679,582

Air Freight & Logistics — 0.5%
United Parcel Service, Inc. (Class B Stock)	79,937	8,366,206

Auto Components — 0.8%
Aptiv PLC	142,282	12,089,702

Automobiles — 0.1%
Harley-Davidson, Inc.(a)	50,405	2,161,366

Banks — 14.1%
Citigroup, Inc.	502,627	33,927,322
JPMorgan Chase & Co.	678,395	74,603,098
PNC Financial Services Group, Inc. (The)	167,115	25,274,473
U.S. Bancorp	656,894	33,173,147
Wells Fargo & Co.	917,886	48,106,405

		215,084,445

Beverages — 1.7%
Diageo PLC (United Kingdom)	539,239	18,236,865
PepsiCo, Inc.	70,270	7,669,971

		25,906,836

Building Products — 1.8%
Johnson Controls International PLC	762,954	26,886,499

Capital Markets — 8.2%
Bank of New York Mellon Corp. (The)	303,244	15,626,163
BlackRock, Inc.	36,090	19,550,675
Franklin Resources, Inc.	116,356	4,035,226
Goldman Sachs Group, Inc. (The)	159,099	40,070,674
Moody’s Corp.	67,641	10,910,493
Nasdaq, Inc.	177,925	15,340,694
State Street Corp.	108,390	10,809,735
T. Rowe Price Group, Inc.	76,066	8,212,846

		124,556,506

Chemicals — 3.6%
DowDuPont, Inc.	83,359	5,310,802
Monsanto Co.	52,135	6,083,633
PPG Industries, Inc.	273,824	30,558,758
Sherwin-Williams Co. (The)	34,523	13,537,159

		55,490,352

Consumer Finance — 1.1%

American Express Co.	180,741	16,859,520

Containers & Packaging — 0.4%
Crown Holdings, Inc.*	128,002	6,496,102

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	229,037	10,952,549

Electric Utilities — 2.6%
Duke Energy Corp.	314,469	24,361,913
Southern Co. (The)	207,825	9,281,465
Xcel Energy, Inc.	136,953	6,228,622

		39,872,000

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 1.0%
Eaton Corp. PLC	196,346	$15,690,009

Energy Equipment & Services — 1.7%
Schlumberger Ltd.	398,625	25,822,928

Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	28,287	5,668,432

Food & Staples Retailing — 0.2%
CVS Health Corp.	37,943	2,360,434

Food Products — 4.3%
Archer-Daniels-Midland Co.	204,680	8,876,972
Danone SA (France)	94,878	7,692,933
General Mills, Inc.(a)	376,464	16,963,468
J.M. Smucker Co. (The)(a)	56,315	6,983,623
Nestle SA (Switzerland)	306,348	24,214,214

		64,731,210

Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	341,097	20,438,532
Danaher Corp.	214,031	20,955,775
Medtronic PLC	441,978	35,455,475

		76,849,782

Health Care Providers & Services — 2.0%
Cigna Corp.	81,263	13,631,056
Express Scripts Holding Co.*	89,065	6,152,610
McKesson Corp.	75,413	10,623,429

		30,407,095

Household Durables — 0.3%
Newell Brands, Inc.(a)	154,166	3,928,150

Household Products — 1.2%
Kimberly-Clark Corp.	28,254	3,111,613
Procter & Gamble Co. (The)	85,197	6,754,418
Reckitt Benckiser Group PLC (United Kingdom)	93,567	7,897,766

		17,763,797

Industrial Conglomerates — 3.2%
3M Co.	88,557	19,440,033
Honeywell International, Inc.	202,632	29,282,350

		48,722,383

Insurance — 7.3%
Aon PLC	202,144	28,366,868
Chubb Ltd.	231,835	31,708,073
MetLife, Inc.	329,468	15,119,287
Travelers Cos., Inc. (The)	261,763	36,348,410

		111,542,638

IT Services — 6.2%
Accenture PLC (Class A Stock)	282,448	43,355,767
Amdocs Ltd.	58,811	3,923,870
Cognizant Technology Solutions Corp. (Class A Stock)	63,784	5,134,612
DXC Technology Co.	81,648	8,208,073
Fidelity National Information Services, Inc.	174,712	16,824,766
Fiserv, Inc.*	169,922	12,117,138
International Business Machines Corp.	28,915	4,436,428

		94,000,654

A997

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products — 0.2%
Hasbro, Inc.	33,423	$2,817,559

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	112,498	23,226,337

Machinery — 2.1%
Illinois Tool Works, Inc.	90,987	14,254,023
Ingersoll-Rand PLC	102,425	8,758,362
Stanley Black & Decker, Inc.	63,472	9,723,910

		32,736,295

Media — 3.9%
Comcast Corp. (Class A Stock)	752,954	25,728,438
Interpublic Group of Cos., Inc. (The)(a)	517,785	11,924,589
Omnicom Group, Inc.(a)	255,366	18,557,447
Time Warner, Inc.	29,114	2,753,602

		58,964,076

Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp.	90,785	10,353,121
EOG Resources, Inc.	158,790	16,715,823
Exxon Mobil Corp.	132,919	9,917,087
Occidental Petroleum Corp.	178,463	11,592,956

		48,578,987

Personal Products — 0.4%
Coty, Inc. (Class A Stock)(a)	314,683	5,758,699

Pharmaceuticals — 7.1%
Johnson & Johnson	428,827	54,954,180
Merck & Co., Inc.	223,058	12,149,969
Novartis AG (Switzerland)	44,629	3,609,633
Pfizer, Inc.	954,864	33,888,123
Roche Holding AG (Switzerland)	12,799	2,936,054

		107,537,959

Professional Services — 0.5%
Equifax, Inc.	70,991	8,363,450

Road & Rail — 1.6%
Canadian National Railway Co. (Canada)(a)	114,600	8,380,698
Union Pacific Corp.	119,562	16,072,720

		24,453,418

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	45,485	4,145,048
Texas Instruments, Inc.	219,439	22,797,518

		26,942,566

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.(a)	340,750	6,276,615
NIKE, Inc. (Class B Stock)	55,675	3,699,047

		9,975,662

Tobacco — 4.0%
Altria Group, Inc.	197,533	12,310,257
Philip Morris International, Inc.	488,041	48,511,275

		60,821,532

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	77,566	$2,942,854

TOTAL LONG-TERM INVESTMENTS (cost $1,302,737,815)		1,508,008,571

SHORT-TERM INVESTMENTS — 3.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	11,083,241	11,083,241
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $48,402,747; includes $48,331,579 of cash collateral for securities on loan)(b)(w)	48,400,939	48,396,100

TOTAL SHORT-TERM INVESTMENTS (cost $59,485,988)		59,479,341

TOTAL INVESTMENTS — 103.0% (cost $1,362,223,803)		1,567,487,912
Liabilities in excess of other assets — (3.0)%		(44,981,732)

NET ASSETS — 100.0%		$1,522,506,180

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,579,195; cash collateral of $48,331,579 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A998

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$52,679,582	$—	$—
Air Freight & Logistics	8,366,206	—	—
Auto Components	12,089,702	—	—
Automobiles	2,161,366	—	—
Banks	215,084,445	—	—
Beverages	7,669,971	18,236,865	—
Building Products	26,886,499	—	—
Capital Markets	124,556,506	—	—
Chemicals	55,490,352	—	—
Consumer Finance	16,859,520	—	—
Containers & Packaging	6,496,102	—	—
Diversified Telecommunication Services	10,952,549	—	—
Electric Utilities	39,872,000	—	—
Electrical Equipment	15,690,009	—	—
Energy Equipment & Services	25,822,928	—	—
Equity Real Estate Investment Trusts (REITs)	5,668,432	—	—
Food & Staples Retailing	2,360,434	—	—
Food Products	32,824,063	31,907,147	—
Health Care Equipment & Supplies	76,849,782	—	—
Health Care Providers & Services	30,407,095	—	—
Household Durables	3,928,150	—	—
Household Products	9,866,031	7,897,766	—
Industrial Conglomerates	48,722,383	—	—
Insurance	111,542,638	—	—
IT Services	94,000,654	—	—
Leisure Products	2,817,559	—	—
Life Sciences Tools & Services	23,226,337	—	—
Machinery	32,736,295	—	—
Media	58,964,076	—	—
Oil, Gas & Consumable Fuels	48,578,987	—	—
Personal Products	5,758,699	—	—
Pharmaceuticals	100,992,272	6,545,687	—
Professional Services	8,363,450	—	—
Road & Rail	24,453,418	—	—
Semiconductors & Semiconductor Equipment	26,942,566	—	—
Textiles, Apparel & Luxury Goods	9,975,662	—	—
Tobacco	60,821,532	—	—
Trading Companies & Distributors	2,942,854	—	—
Affiliated Mutual Funds	59,479,341	—	—

Total	$1,502,900,447	$64,587,465	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A999

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 61.2%

COMMON STOCKS — 25.1%
Automobiles — 1.3%
Peugeot SA (France)	3,174	$76,428

Banks — 3.9%
ABN AMRO Group NV (Netherlands), CVA, 144A	62	1,870
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,716	13,589
Banco de Sabadell SA (Spain)	1,403	2,870
Banco Santander SA (Spain)	3,808	24,925
Bank of Ireland Group PLC (Ireland)*	246	2,156
Bankia SA (Spain)	303	1,359
Bankinter SA (Spain)	179	1,843
BNP Paribas SA (France)	280	20,765
CaixaBank SA (Spain)	702	3,347
Commerzbank AG (Germany)*	283	3,673
Credit Agricole SA (France)	280	4,565
Erste Group Bank AG (Austria)*	73	3,670
ING Groep NV (Netherlands)	1,023	17,263
Intesa Sanpaolo SpA (Italy)	3,347	12,186
Intesa Sanpaolo SpA (Italy) (Savings Share)	247	936
KBC Group NV (Belgium)	68	5,921
Mediobanca Banca di Credito Finanziario SpA (Italy)	4,748	55,819
Raiffeisen Bank International AG (Austria)*	31	1,207
Societe Generale SA (France)	202	10,971
UniCredit SpA (Italy)*	1,526	31,895
Unione di Banche Italiane SpA (Italy)	234	1,069

		221,899

Building Products — 0.6%
Cie de Saint-Gobain (France)	634	33,478

Capital Markets — 1.0%
Deutsche Boerse AG (Germany)	388	53,041
Natixis SA (France)	248	2,035

		55,076

Commercial Services & Supplies — 0.2%
ISS A/S (Denmark)	314	11,662

Construction & Engineering — 2.4%
Bouygues SA (France)	668	33,492
Vinci SA (France)	1,072	105,587

		139,079

Construction Materials — 0.2%
CRH PLC (Ireland)	330	11,178

Consumer Finance — 9.6%
Capital One Financial Corp.	1,977	189,436
Discover Financial Services	2,464	177,236
Synchrony Financial	5,383	180,492

		547,164

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	851	45,975

IT Services — 1.6%
Atos SE (France)	247	33,841
Capgemini SE (France)	455	56,772

		90,613

			Shares	Value
COMMON STOCKS (Continued)
Professional Services — 1.6%
Adecco Group AG (Switzerland)			749	$53,351
Randstad Holding NV (Netherlands)			598	39,384

				92,735

Road & Rail — 0.4%
DSV A/S (Denmark)			311	24,553

Trading Companies & Distributors — 0.2%
Rexel SA (France)			735	12,451

Transportation Infrastructure — 1.3%
Aeroports de Paris (France)			35	7,625
Atlantia SpA (Italy)			1,425	44,156
Fraport AG Frankfurt Airport Services Worldwide (Germany)			101	9,968
Getlink SE (France)			778	11,107

				72,856

TOTAL COMMON STOCKS (cost $1,298,020)				1,435,147

Interest Rate	Maturity Date		Principal Amount (000)#
SOVEREIGN BONDS — 19.5%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	03/21/47	AUD	3	2,217
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/21	BRL	2,269	720,742
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
1.250%	08/15/48	EUR	5	6,392
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD	2	1,731
French Republic Government Bond OAT (France),
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	3	4,326
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	90	105,946
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.800%	09/20/47	JPY	900	8,600
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	07/21/26	EUR	94	129,598
4.125%	04/14/27	EUR	87	131,754
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/47	GBP	3	4,367

TOTAL SOVEREIGN BONDS (cost $1,074,388)				1,115,673

U.S. TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Bonds
2.750%	11/15/47		32	30,878

A1000

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds
0.500%	01/15/28	929	$916,351

TOTAL U.S. TREASURY OBLIGATIONS (cost $944,611)			947,229

TOTAL LONG-TERM INVESTMENTS (cost $3,317,019)			3,498,049

		Shares

SHORT-TERM INVESTMENTS — 31.1%
UNAFFILIATED FUNDS
BlackRock Liquidity Funds FedFund Portfolio		890,188	890,188
Goldman Sachs Financial Square Funds - Government Fund		890,189	890,189

Value
TOTAL SHORT-TERM INVESTMENTS (cost $1,780,378)	$1,780,377

TOTAL INVESTMENTS — 92.3% (cost $5,097,397)	5,278,426
Other assets in excess of liabilities(z) — 7.7%	442,683

NET ASSETS — 100.0%	$5,721,109

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions: 13	10 Year U.S. Ultra Treasury Notes	Jun. 2018	$1,688,172	$27,070
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	320,938	11,288
4	Euro STOXX 50 Index	Jun. 2018	161,484	49
2	TOPIX Index	Jun. 2018	320,756	(35)
2	Yen Denominated Nikkei 225 Index	Jun. 2018	201,823	2,348

				40,720

Short Positions:
1	10 Year U.K. Gilt	Jun. 2018	172,316	(2,792)
6	Euro Currency	Jun. 2018	926,888	7,130
6	Hang Seng China Enterprises Index	Apr. 2018	460,465	4,685
1	Mini MSCI Emerging Markets Index	Jun. 2018	59,390	1,963
9	S&P 500 E-Mini Index	Jun. 2018	1,189,350	22,489

				33,475

				$74,195

Commodity futures contracts outstanding at March 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
1	Copper	May 2018	$75,638	$5,937

Cash and foreign currency of $158,289 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at March 31, 2018.

A1001

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 06/21/18	Bank of America	GBP	1	$1,444	$1,445	$1	$—
Expiring 06/21/18	Barclays Capital Group	GBP	318	447,290	447,645	355	—
Expiring 06/21/18	Barclays Capital Group	GBP	24	33,664	33,663	—	(1)
Expiring 06/21/18	Citigroup Global Markets	GBP	100	140,251	140,360	109	—
Expiring 06/21/18	Commonwealth Bank of Australia	GBP	45	63,935	63,983	48	—
Expiring 06/21/18	Goldman Sachs & Co.	GBP	15	21,519	21,536	17	—
Expiring 06/21/18	State Street Bank	GBP	17	23,741	23,760	19	—
Czech Koruna,
Expiring 06/21/18	Citigroup Global Markets	CZK	315	15,315	15,304	—	(11)
Expiring 09/20/18	Citigroup Global Markets	CZK	19,324	939,500	944,992	5,492	—
Expiring 09/20/18	Citigroup Global Markets	CZK	1,082	52,698	52,923	225	—
Expiring 09/20/18	Citigroup Global Markets	CZK	701	34,279	34,271	—	(8)
Euro,
Expiring 06/21/18	Goldman Sachs & Co.	EUR	9	10,725	10,643	—	(82)
Expiring 09/20/18	Citigroup Global Markets	EUR	34	42,525	42,100	—	(425)
Hong Kong Dollar,
Expiring 06/21/18	Goldman Sachs & Co.	HKD	96	12,220	12,217	—	(3)
Japanese Yen,
Expiring 06/21/18	JPMorgan Chase	JPY	10,120	97,093	95,656	—	(1,437)
Expiring 06/21/18	JPMorgan Chase	JPY	1,668	15,749	15,762	13	—
Mexican Peso,
Expiring 06/21/18	JPMorgan Chase	MXN	3,928	206,538	213,220	6,682	—
Expiring 06/21/18	JPMorgan Chase	MXN	315	17,123	17,117	—	(6)
Expiring 06/21/18	UBS AG	MXN	635	33,413	34,493	1,080	—

				$2,209,022	$2,221,090	14,041	(1,973)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/21/18	Barclays Capital Group	AUD	152	$117,043	$116,874	$169	$ —
Expiring 06/21/18	Citigroup Global Markets	AUD	94	72,252	72,150	102	—
Expiring 06/21/18	Citigroup Global Markets	AUD	66	50,711	50,687	24	—
Expiring 06/21/18	Commonwealth Bank of Australia	AUD	10	7,950	7,939	11	—
Expiring 06/21/18	Goldman Sachs & Co.	AUD	332	255,635	255,272	363	—
Expiring 06/21/18	JPMorgan Chase	AUD	20	15,170	15,148	22	—
Expiring 06/21/18	State Street Bank	AUD	124	95,343	95,211	132	—
Expiring 06/21/18	UBS AG	AUD	193	148,511	148,300	211	—
Brazilian Real,
Expiring 06/21/18	Goldman Sachs & Co.	BRL	2,491	752,978	748,939	4,039	—
Expiring 06/21/18	Goldman Sachs & Co.	BRL	117	34,994	35,196	—	(202)
Expiring 06/21/18	Goldman Sachs & Co.	BRL	67	20,040	20,056	—	(16)
Chilean Peso,
Expiring 06/21/18	Citigroup Global Markets	CLP	9,572	15,829	15,846	—	(17)
Chinese Renminbi,
Expiring 06/21/18	Bank of America	CNH	97	15,284	15,443	—	(159)
Czech Koruna,
Expiring 06/21/18	Citigroup Global Markets	CZK	626	30,380	30,462	—	(82)
Expiring 09/20/18	Citigroup Global Markets	CZK	1,144	56,741	55,958	783	—

A1002

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone,
Expiring 06/21/18	Goldman Sachs & Co.	DKK	43	$7,205	$7,214	$—	$(9)
Expiring 06/21/18	UBS AG	DKK	118	19,509	19,535	—	(26)
Euro,
Expiring 06/21/18	Bank of America	EUR	40	49,063	49,169	—	(106)
Expiring 06/21/18	Barclays Capital Group	EUR	186	229,904	230,406	—	(502)
Expiring 06/21/18	Barclays Capital Group	EUR	8	9,466	9,391	75	—
Expiring 06/21/18	Citigroup Global Markets	EUR	144	178,044	178,431	—	(387)
Expiring 06/21/18	Citigroup Global Markets	EUR	13	16,389	16,404	—	(15)
Expiring 06/21/18	Commonwealth Bank of Australia	EUR	88	108,190	108,425	—	(235)
Expiring 06/21/18	Credit Suisse First Boston Corp.	EUR	8	10,276	10,299	—	(23)
Expiring 06/21/18	JPMorgan Chase	EUR	18	22,927	22,742	185	—
Expiring 06/21/18	UBS AG	EUR	83	102,177	102,400	—	(223)
Expiring 09/20/18	Citigroup Global Markets	EUR	756	938,149	942,770	—	(4,621)
Expiring 09/20/18	Citigroup Global Markets	EUR	36	44,293	44,337	—	(44)
Expiring 09/20/18	Citigroup Global Markets	EUR	32	40,018	40,259	—	(241)
Hong Kong Dollar,
Expiring 06/21/18	Goldman Sachs & Co.	HKD	119	15,221	15,208	13	—
Hungarian Forint,
Expiring 06/21/18	Bank of America	HUF	3,997	15,845	15,835	10	—
Indian Rupee,
Expiring 06/21/18	JPMorgan Chase	INR	849	12,931	12,886	45	—
Indonesian Rupiah,
Expiring 06/21/18	Goldman Sachs & Co.	IDR	198,871	14,352	14,347	5	—
Israeli Shekel,
Expiring 06/21/18	Bank of America	ILS	53	15,424	15,298	126	—
Japanese Yen,
Expiring 06/21/18	Goldman Sachs & Co.	JPY	5,710	53,992	53,967	25	—
Expiring 06/21/18	Goldman Sachs & Co.	JPY	3,690	35,204	34,878	326	—
Expiring 06/21/18	JPMorgan Chase	JPY	5,447	51,249	51,481	—	(232)
New Taiwanese Dollar,
Expiring 06/21/18	JPMorgan Chase	TWD	330	11,425	11,370	55	—
Expiring 06/21/18	JPMorgan Chase	TWD	156	5,415	5,394	21	—
Polish Zloty,
Expiring 06/21/18	Bank of America	PLN	52	15,230	15,332	—	(102)
Russian Ruble,
Expiring 06/21/18	BNP Paribas	RUB	869	15,000	15,026	—	(26)
Singapore Dollar,
Expiring 06/21/18	Barclays Capital Group	SGD	20	15,511	15,597	—	(86)
South African Rand,
Expiring 06/21/18	JPMorgan Chase	ZAR	447	36,934	37,329	—	(395)
Expiring 06/21/18	JPMorgan Chase	ZAR	158	13,264	13,228	36	—
South Korean Won,
Expiring 06/21/18	Citigroup Global Markets	KRW	12,636	11,863	11,890	—	(27)
Swedish Krona,
Expiring 06/21/18	UBS AG	SEK	4	510	501	9	—
Swiss Franc,
Expiring 06/21/18	Bank of America	CHF	8	8,313	8,299	14	—
Expiring 06/21/18	BNP Paribas	CHF	4	4,060	4,053	7	—
Expiring 06/21/18	Citigroup Global Markets	CHF	18	19,046	19,014	32	—
Expiring 06/21/18	UBS AG	CHF	12	13,030	13,009	21	—
Thai Baht,
Expiring 06/21/18	Citigroup Global Markets	THB	457	14,691	14,647	44	—

A1003

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 06/21/18	Citigroup Global Markets	TRY	59	$14,534	$14,488	$46	$—

				$3,877,515	$3,878,340	6,951	(7,776)

						$20,992	$(9,749)

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CZK	6,214	08/07/22	1.115%(A)	6 Month PRIBOR(1)(S)	$39	$4,311	$4,272
CZK	721	08/07/22	1.105%(A)	6 Month PRIBOR(1)(S)	—	518	518
CZK	1,751	08/08/22	1.105%(A)	6 Month PRIBOR(1)(S)	—	1,464	1,464
CZK	1,780	08/14/22	1.068%(A)	6 Month PRIBOR(1)(S)	—	1,450	1,450
CZK	1,780	08/14/22	1.068%(A)	6 Month PRIBOR(1)(S)	—	1,447	1,447
CZK	1,780	08/15/22	1.060%(A)	6 Month PRIBOR(1)(S)	—	1,482	1,482
CZK	1,760	08/15/22	1.085%(A)	6 Month PRIBOR(1)(S)	—	1,360	1,360
CZK	900	08/22/22	1.115%(A)	6 Month PRIBOR(1)(S)	—	639	639
CZK	1,800	08/23/22	1.099%(A)	6 Month PRIBOR(1)(S)	—	1,348	1,348
CZK	1,800	08/23/22	1.100%(A)	6 Month PRIBOR(1)(S)	—	1,345	1,345
CZK	1,800	08/23/22	1.099%(A)	6 Month PRIBOR(1)(S)	—	1,421	1,421
CZK	1,800	08/24/22	1.120%(A)	6 Month PRIBOR(1)(S)	—	1,216	1,216
CZK	816	08/24/22	1.115%(A)	6 Month PRIBOR(1)(S)	—	560	560
CZK	3,324	10/04/22	1.370%(A)	6 Month PRIBOR(1)(S)	—	938	938
CZK	212	11/28/22	1.665%(A)	6 Month PRIBOR(1)(S)	—	(59)	(59)
CZK	448	12/27/22	1.640%(A)	6 Month PRIBOR(1)(S)	—	(80)	(80)
CZK	1,495	02/27/23	1.670%(A)	6 Month PRIBOR(1)(S)	—	(281)	(281)
CZK	666	03/29/23	1.660%(A)	6 Month PRIBOR(1)(S)	—	(48)	(48)
MXN	4,540	10/21/19	7.315%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(1,415)	(1,415)
MXN	4,350	10/21/19	7.320%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(1,338)	(1,338)
MXN	4,167	10/21/19	7.315%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(1,299)	(1,299)

A 1004

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	420	10/25/19	7.390%(M)	28 Day Mexican Interbank Rate(2)(M)	$ —	$(100)	$(100)
MXN	4,772	12/05/19	7.625%(M)	28 Day Mexican Interbank Rate(2)(M)	(2)	(93)	(91)
MXN	4,618	12/05/19	7.625%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(90)	(90)
MXN	4,526	12/05/19	7.635%(M)	28 Day Mexican Interbank Rate(2)(M)	(2)	(72)	(70)
MXN	7,416	12/19/19	8.040%(M)	28 Day Mexican Interbank Rate(2)(M)	(5)	2,988	2,993
MXN	6,038	12/19/19	8.035%(M)	28 Day Mexican Interbank Rate(2)(M)	(4)	2,339	2,343
MXN	6,230	12/20/19	8.075%(M)	28 Day Mexican Interbank Rate(2)(M)	(16)	2,615	2,631
MXN	6,230	12/20/19	8.060%(M)	28 Day Mexican Interbank Rate(2)(M)	(16)	2,528	2,544
MXN	6,230	12/26/19	8.100%(M)	28 Day Mexican Interbank Rate(2)(M)	(4)	3,365	3,369
MXN	6,230	12/26/19	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	(4)	2,406	2,410
MXN	6,229	12/26/19	8.090%(M)	28 Day Mexican Interbank Rate(2)(M)	(4)	2,693	2,697
MXN	2,140	12/27/19	8.060%(M)	28 Day Mexican Interbank Rate(2)(M)	(5)	857	862
MXN	3,838	02/24/20	7.766%(M)	28 Day Mexican Interbank Rate(2)(M)	—	654	654
MXN	851	03/25/20	7.612%(M)	28 Day Mexican Interbank Rate(2)(M)	—	31	31
MXN	2,265	12/09/27	7.940%(M)	28 Day Mexican Interbank Rate(1)(M)	1	(2,644)	(2,645)
MXN	1,691	12/09/27	7.945%(M)	28 Day Mexican Interbank Rate(1)(M)	1	(2,008)	(2,009)
MXN	4,696	12/10/27	8.010%(M)	28 Day Mexican Interbank Rate(1)(M)	11	(6,749)	(6,760)
MXN	1,946	12/10/27	8.015%(M)	28 Day Mexican Interbank Rate(1)(M)	4	(2,835)	(2,839)
MXN	1,946	12/10/27	8.000%(M)	28 Day Mexican Interbank Rate(1)(M)	4	(1,481)	(1,485)

A1005

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	1,946	12/15/27	8.120%(M)	28 Day Mexican Interbank Rate(1)(M)	$1	$(3,647)	$(3,648)
MXN	1,947	12/16/27	8.155%(M)	28 Day Mexican Interbank Rate(1)(M)	1	(3,917)	(3,918)
MXN	1,946	12/16/27	8.140%(M)	28 Day Mexican Interbank Rate(1)(M)	1	(3,800)	(3,801)
MXN	795	12/17/27	8.105%(M)	28 Day Mexican Interbank Rate(1)(M)	2	(1,429)	(1,431)
MXN	1,231	02/14/28	7.920%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(1,174)	(1,174)
ZAR	11,335	02/02/28	8.005%(Q)	3 Month JIBAR(2)(Q)	(92)	27,147	27,239

					$(89)	$32,563	$32,652

Cash of $100,000 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Barclays Capital Group	03/02/19	(37)	Pay quarterly fixed payments on the Barclay Capital Group Elevators Index and receive quarterly variable payments based on 3 Month LIBOR -25bps	$ 1,197	$ —	$ 1,197
BNP Paribas††	12/15/18	(104)	Pay quarterly fixed payments on the BNP Copper Basket Index and receive quarterly variable payments based on the 3 Month LIBOR -10bps	7,438	—	7,438
BNP Paribas††	11/17/18	(80)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	3,381	—	3,381
BNP Paribas	11/17/18	(29)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	1,234	—	1,234
BNP Paribas	11/17/18	(20)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	607	—	607

A1006

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d.):
			Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps
BNP Paribas	11/17/18	(14)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	$778	$—	$778
BNP Paribas	11/17/18	(11)	Pay quarterly fixed payments on the Morgan Stanley Copper Basket Index and receive quarterly variable payments based on 3Month LIBOR -10bps	(186)	—	(186)
BNP Paribas	12/15/18	(17)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +13bps	(427)	—	(427)
Goldman Sachs & Co.††	11/20/18	(124)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +13bps	8,563	—	8,563
Goldman Sachs & Co.	11/20/18	(42)	Pay LIBOR +13bps quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 Month	2,903	—	2,903
Goldman Sachs & Co.	11/20/18	(30)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +13bps	866	—	866
Goldman Sachs & Co.	11/20/18	(21)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 MonthLIBOR +13bps	1,365	—	1,365
Goldman Sachs & Co.	11/20/18	(17)	Pay quarterly fixed payments on the Goldman Sachs Global Materials Basket Index and receive quarterly variable payments based on the 3 Month LIBOR -10bps	(158)	—	(158)
Goldman Sachs & Co.††	11/27/19	(90)	Pay quarterly fixed payments on the JP Morgan Autos Index and receive quarterly variable payments based on 3 Month LIBOR -40bps	1,354	—	1,354
JPMorgan Chase	03/02/19	(50)		6,099	—	6,099

A1007

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d.):
			Pay quarterly fixed payments on the JP Morgan China Mid-Sized Banks Index and receive quarterly variable payments based on the 3 Month LIBOR +10bps
JPMorgan Chase††	03/12/19	(109)	Pay quarterly fixed payments on the JP Morgan China Mid-Sized Banks Index and receive quarterly variable payments based on the 3Month LIBOR +10bps	$7,576	$—	$7,576
JPMorgan Chase	03/12/19	(8)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3Month LIBOR +33bps	30	—	30
JPMorgan Chase††	11/16/18	(134)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3Month LIBOR +33bps	5,422	—	5,422
JPMorgan Chase††	11/16/18	(131)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	5,268	—	5,268
JPMorgan Chase††	11/16/18	(120)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3Month LIBOR +40bps	6,002	—	6,002
JPMorgan Chase††	11/16/18	(72)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	(667)	—	(667)
JPMorgan Chase††	11/16/18	(65)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +50bps	2,749	—	2,749
JPMorgan Chase††	11/16/18	(203)	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +42bps	8,196	—	8,196
JPMorgan Chase††	11/16/18	123	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +42bps	(4,682)	—	(4,682)
JPMorgan Chase††	11/16/18	127	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3Month LIBOR +55bps	(4,816)	—	(4,816)
JPMorgan Chase††	11/16/18	64		1,483	—	1,483

A1008

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d.):
			Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps
JPMorgan Chase††	11/16/18	89	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	$(1,732)	$—	$(1,732)
JPMorgan Chase††	11/16/18	120	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +65bps	(2,686)	—	(2,686)
JPMorgan Chase††	11/16/18	186	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	(7,029)	—	(7,029)
JPMorgan Chase††	11/16/18	(134)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	5,409	—	5,409
JPMorgan Chase††	11/16/18	(118)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +50bps	4,760	—	4,760
JPMorgan Chase††	11/16/18	(128)	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	5,154	—	5,154
JPMorgan Chase††	11/16/18	120	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	(4,558)	—	(4,558)
JPMorgan Chase††	11/16/18	130	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +65bps	(4,939)	—	(4,939)
JPMorgan Chase††	11/16/18	156		(5,875)	—	(5,875)

				$50,079	$—	$50,079

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

††	See the tables below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of BNP Copper Basket Index total return swap with BNP Paribas, as of March 31, 2018, termination date 12/15/18:

Reference Equity	Shares	Market Value	% of Total Index Value
Boliden AB	6,116	$214,068	19.87%
First Quantum Minerals Ltd.	15,188	212,947	19.77%
Antofagasta PLC	8,695	112,249	10.42%

A1009

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
Southern Copper Corp.	1,883	102,022	9.47%
Lundin Mining Corp.	14,467	94,750	8.80%
KGHM Polska Miedz SA	3,092	78,362	7.27%
KAZ Minerals PLC	5,526	66,449	6.17%
Aurubis AG	755	63,322	5.88%
OZ Minerals Ltd.	6,474	44,672	4.15%
Hudbay Minerals, Inc.	5,703	40,314	3.74%
Jiangxi Copper Co Ltd.	27,539	39,298	3.65%
Minsur SA	16,420	8,801	0.82%

		$1,077,254

The following table represents the individual positions and related values of underlying securities of BNP US Machinery Basket Index total return swap with BNP Paribas, as of March 31, 2018, termination date 11/17/18:

Reference Equity	Shares	Market Value	% of Total Index Value
Caterpillar, Inc.	22,821	$3,363,408	25.78%
Illinois Tool Works, Inc.	13,111	2,054,043	15.74%
Deere & Co.	12,450	1,933,719	14.82%
Cummins Inc.	6,140	995,228	7.63%
Parker-Hannifin Corp.	5,113	874,436	6.70%
PACCAR, Inc.	13,155	870,441	6.67%
Ingersoll-Rand PLC	9,543	816,038	6.26%
Dover Corp.	5,975	586,816	4.50%
Xylem, Inc.	6,850	526,919	4.04%
Pentair PLC	6,986	475,956	3.65%
Flowserve Corp.	5,050	218,802	1.68%
AGCO Corp.	3,061	198,491	1.52%
SPX FLOW, Inc.	1,599	78,676	0.60%
SPX Corp.	1,626	52,821	0.40%

		$13,045,794

The following table represents the individual positions and related values of underlying securities of Goldman Sachs Global Machinery Basket Index total return swap with Goldman Sachs, as of March 31, 2018, termination date 11/20/18:

Reference Equity	Shares	Market Value	% of Total Index Value
Atlas Copco AB	2,617	$113,106	11.48%
CRRC Corp. Ltd.	103,323	88,073	8.94%
Volvo AB	4,695	85,534	8.68%
Komatsu Ltd.	2,129	70,111	7.12%
SMC Corp./Japan	148	59,203	6.01%
Kone OYJ	1,156	57,598	5.85%
Sandvik AB	2,767	50,470	5.12%
Schindler Holding AG	233	50,098	5.09%
Kubota Corp.	2,719	47,144	4.79%
MAN SE	323	37,655	3.82%
CNH Industrial NV	3,009	37,098	3.77%
Wartsila OYJ Abp	1,307	28,834	2.93%
Weichai Power Co. Ltd.	19,266	21,601	2.19%
Alfa Laval AB	915	21,585	2.19%
Hyundai Heavy Industries Co Ltd.	146	18,924	1.92%
GEA Group AG	423	17,971	1.82%
Hitachi Construction Machinery Co Ltd.	470	17,948	1.82%
Hino Motors Ltd.	1,266	16,248	1.65%
Melrose Industries PLC	4,303	13,933	1.41%

A1010

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
Weir Group PLC (The)	496	$13,864	1.41%
NGK Insulators Ltd.	719	12,262	1.24%
Kawasaki Heavy Industries Ltd.	365	11,598	1.18%
JTEKT Corp.	753	10,881	1.10%
Metso OYJ	332	10,459	1.06%
Sumitomo Heavy Industries Ltd.	271	10,171	1.03%
Sulzer AG	75	9,801	0.99%
Samsung Heavy Industries Co. Ltd.	1,298	9,632	0.98%
ZOOMLION Co. Ltd.	24,564	9,388	0.95%
IMI PLC	602	9,114	0.93%
Hiwin Technologies Corp.	608	8,664	0.88%
Yangzijiang Shipbuilding Holdings Ltd.	8,648	7,984	0.81%
Hyundai Mipo Dockyard Co. Ltd.	44	4,120	0.42%
Doosan Infracore Co. Ltd.	447	4,091	0.42%

		$985,163

The following table represents the individual positions and related values of underlying securities of Goldman Sachs Material Index total return swap with Goldman Sachs, as of March 31, 2018, termination date 03/27/19:

Reference Equity	Shares	Market Value	% of Total Index Value
BHP Billiton Ltd.	62,873	$1,361,276	13.68%
Rio Tinto PLC	23,680	1,198,573	12.05%
Glencore PLC	241,284	1,196,576	12.03%
BHP Billiton PLC	41,430	815,106	8.19%
Anglo American PLC	25,893	602,846	6.06%
Freeport-McMoRan, Inc.	26,425	464,287	4.67%
Rio Tinto Ltd.	8,045	448,889	4.51%
ArcelorMittal	13,071	412,885	4.15%
Nucor Corp.	6,056	369,961	3.72%
Nippon Steel & Sumitomo Metal Corp.	14,863	322,344	3.24%
Teck Resources Ltd.	10,992	282,680	2.84%
South32 Ltd.	101,834	251,673	2.53%
thyssenkrupp AG	8,457	220,259	2.21%
JFE Holdings, Inc.	10,217	203,294	2.04%
Steel Dynamics, Inc.	4,478	198,017	1.99%
Sumitomo Metal Mining Co. Ltd.	4,798	194,995	1.96%
Boliden AB	5,331	186,590	1.88%
First Quantum Minerals Ltd.	12,872	180,480	1.81%
Norsk Hydro ASA	26,300	154,034	1.55%
BlueScope Steel Ltd.	11,040	127,861	1.29%
voestalpine AG	2,216	115,947	1.17%
Fortescue Metals Group Ltd.	30,653	101,869	1.02%
Antofagasta PLC	7,672	99,043	1.00%
Alumina Ltd.	47,763	86,513	0.87%
Lundin Mining Corp.	12,868	84,278	0.85%
Mitsubishi Materials Corp.	2,204	$64,513	0.65%
Turquoise Hill Resources Ltd.	19,966	60,972	0.61%
Kobe Steel Ltd.	6,062	59,412	0.60%
Hitachi Metals Ltd.	4,212	48,920	0.49%
Maruichi Steel Tube Ltd.	1,104	33,352	0.34%
Kinross Gold Corp.	1,247	5,395	0.82%
Antofagasta PLC	394	5,360	0.81%
Alumina Ltd.	2,448	4,647	0.70%
Lundin Mining Corp.	655	4,369	0.66%
Fresnillo PLC	221	4,272	0.65%
Mitsubishi Materials Corp.	112	3,981	0.60%
Turquoise Hill Resources Ltd.	1,006	3,446	0.52%
Hitachi Metals Ltd.	214	3,082	0.47%
Kobe Steel Ltd.	310	2,875	0.44%
Maruichi Steel Tube Ltd.	56	1,653	0.25%

A1011

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value

$9,986,525

The following table represents the individual positions and related values of underlying securities of JP Morgan China Mid-Sized Banks Index total return swap with JPMorgan Chase, as of March 31, 2018, termination date 03/12/19:

Reference Equity	Shares	Market Value	% of Total Index Value
China Merchants Bank Co. Ltd.	131,691	$539,445	36.57%
China CITIC Bank Corp Ltd.	743,160	507,504	34.41%
Bank of Communications Co. Ltd.	230,551	180,660	12.25%
China Minsheng Banking Corp. Ltd.	165,248	160,654	10.89%
Chongqing Rural Commercial Bank Co. Ltd.	77,532	59,374	4.02%
China Everbright Bank Co. Ltd.	57,105	27,428	1.86%

		$1,475,065

A1012

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

The following table represents the individual positions and related values of underlying securities of JP Morgan Cyclicals Basket Index total return swap with JPMorgan Chase, as of March 31, 2018, termination date 11/16/18:

Reference Equity	Shares	Market Value	% of Total Index Value
DowDuPont, Inc.	9,605	$611,935	5.85%
Amazon.com, Inc.	390	564,463	5.40%
Apple, Inc.	2,392	401,330	3.84%
Microsoft Corp.	3,567	325,560	3.11%
Boeing Co. (The)	648	212,466	2.03%
Monsanto Co.	1,809	211,092	2.02%
Home Depot Inc (The)	1,154	205,689	1.97%
Facebook, Inc.	1,098	175,449	1.68%
Comcast Corp.	4,605	157,353	1.50%
3M Co.	696	152,786	1.46%
Walt Disney Co (The)	1,511	151,765	1.45%
Ecolab, Inc.	1,072	146,939	1.40%
Alphabet, Inc.	140	144,451	1.38%
Alphabet, Inc.	138	143,125	1.37%
Air Products & Chemicals Inc	897	142,650	1.36%
LyondellBasell Industries NV	1,336	141,188	1.35%
General Electric Co.	10,102	136,175	1.30%
Sherwin-Williams Co. (The)	338	132,537	1.27%
Honeywell International, Inc.	889	128,469	1.23%
Union Pacific Corp.	934	125,558	1.20%
Netflix, Inc.	423	124,933	1.19%
McDonald’s Corp.	793	124,009	1.19%
PPG Industries, Inc.	1,056	117,850	1.13%
Intel Corp.	2,176	113,326	1.08%
United Technologies Corp.	867	109,086	1.04%
Caterpillar, Inc.	690	101,692	0.97%
Visa, Inc.	847	101,318	0.97%
Booking Holdings, Inc.	48	99,859	0.95%
Cisco Systems, Inc.	2,316	99,333	0.95%
Lockheed Martin Corp.	292	98,676	0.94%
Freeport-McMoRan, Inc.	5,539	97,320	0.93%
International Paper Co.	1,700	90,831	0.87%
Newmont Mining Corp.	2,195	85,759	0.82%
NIKE, Inc.	1,286	85,442	0.82%
United Parcel Service, Inc.	804	84,147	0.80%
Starbucks Corp.	1,414	81,856	0.78%
Nucor Corp.	1,315	80,333	0.77%
Mastercard, Inc.	432	75,669	0.72%
Raytheon Co.	339	73,163	0.70%
Lowe’s Cos, Inc.	827	72,569	0.69%
General Dynamics Corp.	325	71,793	0.69%
Northrop Grumman Corp.	203	70,871	0.68%
FedEx Corp.	288	69,152	0.66%
WestRock Co.	1,046	67,122	0.64%
NVIDIA Corp.	278	64,382	0.62%
Oracle Corp.	1,399	64,004	0.61%
Eastman Chemical Co.	596	62,926	0.60%
Vulcan Materials Co.	545	62,223	0.59%
International Business Machines Corp.	401	61,525	0.59%
Charter Communications, Inc.	197	61,310	0.59%

		$6,983,459

A1013

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

The following table represents the individual positions and related values of underlying securities of JP Morgan Defensive Basket Index total return swap with JPMorgan Chase, as of March 31, 2018, termination date 11/16/18:

Reference Equity	Shares	Market Value	% of Total Index Value
AT&T, Inc.	38,194	$1,361,616	13.82%
Verizon Communications, Inc.	25,376	1,213,480	12.31%
Procter & Gamble Co (The)	3,581	283,902	2.88%
Johnson & Johnson	2,174	278,598	2.83%
NextEra Energy, Inc.	1,641	268,025	2.72%
Coca-Cola Co (The)	5,391	234,131	2.38%
PepsiCo, Inc.	2,006	218,955	2.22%
Philip Morris International, Inc.	2,181	216,791	2.20%
Duke Energy Corp.	2,454	190,111	1.93%
Walmart, Inc.	2,056	182,922	1.86%
Pfizer, Inc.	4,834	171,559	1.74%
Altria Group, Inc.	2,694	167,890	1.70%
UnitedHealth Group, Inc.	783	167,562	1.70%
Southern Co. (The)	3,504	156,489	1.59%
Dominion Energy, Inc.	2,253	151,920	1.54%
Exelon Corp.	3,366	131,308	1.33%
AbbVie, Inc.	1,291	122,193	1.24%
Merck & Co., Inc.	2,215	120,651	1.22%
American Electric Power Co., Inc.	1,724	118,249	1.20%
Costco Wholesale Corp.	616	116,073	1.18%
Amgen, Inc.	591	100,754	1.02%
CenturyLink Inc	6,044	99,303	1.01%
Sempra Energy	880	97,874	0.99%
Public Service Enterprise Group, Inc.	1,774	89,126	0.90%
CVS Health Corp.	1,428	88,836	0.90%
Colgate-Palmolive Co.	1,237	88,668	0.90%
Mondelez International, Inc.	2,117	88,342	0.90%
Medtronic PLC	1,097	88,001	0.89%
Consolidated Edison, Inc.	1,086	84,643	0.86%
Abbott Laboratories	1,407	84,307	0.86%
Bristol-Myers Squibb Co.	1,328	83,996	0.85%
Xcel Energy, Inc.	1,780	80,954	0.82%
Walgreens Boots Alliance, Inc.	1,219	79,808	0.81%
Gilead Sciences, Inc.	1,058	79,763	0.81%
PG&E Corp.	1,798	78,986	0.80%
Edison International	1,142	72,700	0.74%
WEC Energy Group, Inc.	1,106	69,346	0.70%
PPL Corp.	2,395	67,755	0.69%
Thermo Fisher Scientific, Inc.	324	66,893	0.68%
DTE Energy Co.	629	65,668	0.67%
Eversource Energy	1,111	65,460	0.66%
Eli Lilly & Co.	785	60,735	0.62%
Celgene Corp.	634	56,559	0.57%
Constellation Brands, Inc.	241	54,929	0.56%
Kimberly-Clark Corp.	496	54,624	0.55%
FirstEnergy Corp.	1,558	52,988	0.54%
Kraft Heinz Co. (The)	838	52,199	0.53%
American Water Works Co., Inc.	625	51,331	0.52%
Entergy Corp.	629	49,553	0.50%
Danaher Corp.	495	48,465	0.49%

		$8,074,991

A1014

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$547,164	$887,983	$—
Sovereign Bonds	—	1,115,673	—
U.S. Treasury Obligations	—	947,229	—
Unaffiliated Funds	1,780,377	—	—
Other Financial Instruments*
Financial Futures Contracts	74,195	—	—
Commodity Futures Contracts	5,937	—	—
OTC Forward Foreign Currency Exchange Contracts	—	11,243	—
Centrally Cleared Interest Rate Swap Agreements	—	32,652	—
OTC Total Return Swap Agreements	—	50,079	—

Total	$2,407,673	$3,044,859	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1015

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%

BANK LOAN(c) — 0.2%

Technology Hardware, Storage & Peripherals
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500% (cost $16,673,720)	3.380%	12/31/18	16,845	$16,833,458

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	7,370	7,465,531
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%	07/10/47	20,000	20,025,190
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	15,000	14,540,028
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%	06/10/48	15,000	15,063,255
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%	09/10/58	20,000	20,052,394
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%	05/10/49	20,000	19,282,493
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A3	2.575%	08/10/49	17,500	16,360,586
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%	04/10/49	19,800	19,180,739
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%	07/10/49	35,000	33,045,198
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%	12/10/49	5,500	5,486,928
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%	04/14/50	20,000	19,865,076
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%	02/10/47	8,000	8,219,327
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	10,000	10,115,589
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%	11/10/47	23,000	22,951,971
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%	08/10/47	20,000	20,080,447
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%	12/10/47	2,000	2,000,728
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%	03/10/48	15,000	14,696,399
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	17,000	16,862,978
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%	02/10/48	10,000	9,829,541
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%	07/10/48	17,000	16,996,214
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%	07/10/50	13,500	13,650,015
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%	10/10/49	25,000	23,905,619
Commercial Mortgage Trust, Series 2016-DC2, Class A4	3.497%	02/10/49	18,000	18,108,518
Commercial Mortgage Trust, Series 2017-COR2, Class A2	3.239%	09/10/50	45,000	43,967,043
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.447%	08/15/48	19,000	18,931,919

A1016

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%	11/15/48	29,500	$29,792,917
DBJPM Mortgage Trust, Series 2016-C1, Class A3A	3.015%	05/10/49	10,000	9,711,319
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%	09/10/49	15,000	14,070,209
DBJPM Mortgage Trust, Series 2017-C6, Class A3	3.269%	06/10/50	45,800	45,476,052
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%	06/10/47	15,000	15,198,747
GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.791%	05/10/49	20,000	19,078,032
GS Mortgage Securities Trust, Series 2016-GS3, Class A3	2.592%	10/10/49	25,000	23,451,875
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%	01/15/47	10,000	10,270,811
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%	09/15/47	15,000	15,188,357
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%	07/15/48	18,000	18,119,146
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	95	95,589
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	1,569	1,533,066
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%	08/15/49	17,500	16,354,149
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A3	3.473%	12/15/47	22,000	22,022,431
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%	08/15/49	10,000	9,306,937
UBS Commercial Mortgage Trust, Series 2017-C5, Class A4	3.212%	11/15/50	10,000	9,709,759
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%	08/15/50	15,000	15,127,637
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%	06/15/48	13,200	13,112,304
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%	04/15/50	15,000	14,502,941
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48	25,000	23,573,908
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%	10/15/49	35,000	32,911,851
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%	11/15/49	20,000	18,823,714
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A3	3.330%	12/15/50	15,000	14,705,121

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $848,532,532)				822,820,598

CORPORATE BONDS — 88.4%

Aerospace & Defense — 0.3%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%	03/01/45	6,183	5,845,170
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	8,015	7,912,393
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.090%	09/15/52	5,135	4,979,815
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	535,588
Northrop Grumman Systems Corp., Gtd. Notes	7.875%	03/01/26	2,000	2,511,169
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	5,700	5,790,044

A1017

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
United Technologies Corp., Sr. Unsec’d. Notes	6.050%	06/01/36	5,000	$6,088,858

				33,663,037

Agriculture — 1.3%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	8,580	8,400,916
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	501	829,203
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes(a)	3.750%	09/15/47	10,450	9,802,182
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.764%	08/15/22	15,450	14,943,931
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%	08/15/27	5,000	4,789,183
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	4.390%	08/15/37	27,600	27,423,367
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A(a)	4.540%	08/15/47	4,500	4,451,604
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750%	06/15/20	4,700	4,659,864
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%	07/21/20	9,900	9,829,050
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	02/11/23	15,483	15,293,839
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.125%	03/04/43	250	245,656
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	1,628	1,653,594
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	1,035,429
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.700%	08/15/35	2,240	2,548,569
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.850%	08/15/45	6,490	7,592,248
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.875%	05/01/20	8,000	8,579,796
Reynolds American, Inc. (United Kingdom), Gtd. Notes	7.000%	08/04/41	3,275	4,222,259
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	05/01/40	650	930,191

				127,230,881

Airlines — 1.1%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	4,574	4,583,477
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	07/15/24	8,615	8,960,031
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	10,689	10,434,979
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	03/22/29	3,829	3,786,503
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	07/15/29	5,003	4,946,291
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	324	346,240
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	466	515,072
Delta Air Lines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.625%	01/30/29	4,686	4,636,587

A1018

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%	12/04/20	7,800	$7,653,303
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	10,570	10,501,126
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	20,660	20,634,599
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	05/01/21	1,946	2,049,726
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%	02/15/27	2,751	2,835,280
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000%	10/11/27	3,871	3,909,529
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates	3.750%	03/03/28	4,715	4,676,921
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30	23,000	21,651,050
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%	05/15/27	232	231,296

				112,352,010

Auto Manufacturers — 2.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	15,135	14,897,440
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%	01/06/22	1,300	1,277,714
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21	3,500	3,463,982
Ford Holdings LLC, Gtd. Notes	9.300%	03/01/30	2,450	3,336,611
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	14,703	13,407,982
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%	12/08/46	5,855	5,725,581
Ford Motor Co., Sr. Unsec’d. Notes	6.375%	02/01/29	2,870	3,212,515
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28	16,745	19,257,627
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	9,116	11,045,049
Ford Motor Co., Sr. Unsec’d. Notes	7.750%	06/15/43	1,510	1,929,796
Ford Motor Co., Sr. Unsec’d. Notes	8.900%	01/15/32	891	1,188,943
Ford Motor Co., Sr. Unsec’d. Notes	9.980%	02/15/47	5,300	8,163,504
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22	7,350	7,226,125
General Motors Co., Sr. Unsec’d. Notes	4.000%	04/01/25	800	790,824
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35	4,785	4,739,862
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	45,045	49,472,892
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	4,580	5,248,955
General Motors Financial Co., Inc., Gtd. Notes	3.150%	01/15/20	7,200	7,196,960
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21	21,925	21,735,235
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20	7,450	7,517,507
General Motors Financial Co., Inc., Gtd. Notes	3.950%	04/13/24	3,525	3,495,071
General Motors Financial Co., Inc., Gtd. Notes(a)	4.000%	10/06/26	6,525	6,332,294
General Motors Financial Co., Inc., Gtd. Notes(a)	4.350%	01/17/27	4,835	4,802,706
General Motors Financial Co., Inc., Gtd. Notes	5.250%	03/01/26	11,130	11,755,532

				217,220,707

Auto Parts & Equipment — 0.3%
Aptiv PLC, Gtd. Notes	3.150%	11/19/20	2,480	2,475,464
Delphi Corp., Gtd. Notes	4.150%	03/15/24	7,000	7,178,532
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.000%	04/29/20	7,216	7,288,160
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.500%	04/29/22	7,747	7,843,838

A1019

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%	04/29/25	5,444	$5,512,050

				30,298,044

Banks — 9.5%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.125%	02/23/23	2,800	2,713,523
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%	04/11/22	8,800	8,759,561
Bank of America Corp., Jr. Sub. Notes	5.875%	12/31/49	3,315	3,335,912
Bank of America Corp., Jr. Sub. Notes(a)	6.100%	12/29/49	6,300	6,630,749
Bank of America Corp., Jr. Sub. Notes(a)	6.250%	09/29/49	5,075	5,380,008
Bank of America Corp., Jr. Sub. Notes	6.300%	12/29/49	3,075	3,297,938
Bank of America Corp., Jr. Sub. Notes	6.500%	10/29/49	2,000	2,150,199
Bank of America Corp., Jr. Sub. Notes	8.125%	12/29/49	4,000	4,015,999
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.419%	12/20/28	24,217	23,197,397
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	5,500	5,483,925
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	19,700	19,355,606
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	30,835	32,190,192
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	01/21/44	30,900	34,691,254
Bank of America Corp., Sub. Notes	6.110%	01/29/37	1,000	1,203,167
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25	6,000	5,947,100
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	12,425	12,400,557
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	4,465	4,534,991
Bank of America Corp., Sub. Notes, MTN(a)	4.450%	03/03/26	13,470	13,760,138
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/29/49	11,245	10,935,763
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%	03/16/25	27,325	26,322,965
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	5,525	5,530,729
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	6,480	6,646,208
Barclays PLC (United Kingdom), Sub. Notes	4.375%	09/11/24	3,500	3,418,956
Barclays PLC (United Kingdom), Sub. Notes	5.200%	05/12/26	9,300	9,374,800
BPCE SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.250%	01/11/28	4,000	3,784,545
Capital One Financial Corp., Sr. Unsec’d. Notes	3.300%	10/30/24	12,100	11,663,604
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%	02/19/19	1,200	1,207,199
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	12/29/49	7,500	7,890,750
Citigroup, Inc., Jr. Sub. Notes	6.250%	12/29/49	3,960	4,182,750
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%	07/24/28	24,800	24,178,041
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	1,800	1,777,519
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	04/24/48	14,385	14,556,779
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%	01/30/42	8,365	10,311,086
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%	02/15/98	2,825	3,808,764
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	2,000	3,028,610
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	5,400	5,496,586
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	6,160	6,232,918
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	17,795	18,082,272
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	6,570	7,113,395
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%	09/09/24	1,000	996,857
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869%	01/12/29	10,755	10,424,960
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%	01/09/28	3,335	3,342,836

A1020

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%	03/26/25	1,665	$1,626,129
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	16,907	16,939,028
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.150%	01/22/21	26,985	26,582,674
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.950%	02/27/23	1,500	1,495,741
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	2,205	2,083,069
Discover Bank, Sr. Unsec’d. Notes	4.200%	08/08/23	725	739,513
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.300%	12/29/49	5,250	5,263,125
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	12/29/49	8,100	8,315,298
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700%	12/29/49	3,325	3,387,344
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.500%	01/23/25	10,540	10,339,498
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	9,640	9,287,533
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%	01/22/23	225	225,777
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	2,700	2,672,658
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	1,500	1,473,810
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	42,400	41,866,417
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.017%	10/31/38	9,115	8,798,553
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	4.750%	10/21/45	515	551,091
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	700	757,439
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%	07/08/44	5,500	5,928,751
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%	05/22/45	8,275	8,906,123
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	1,525	1,910,388
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	03/14/24	5,000	5,026,358
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	08/18/25	1,560	1,547,906
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%	03/29/27	6,800	6,745,738
JPMorgan Chase & Co., Jr. Sub. Notes(a)	4.625%	12/31/49	23,500	22,383,750
JPMorgan Chase & Co., Jr. Sub. Notes	5.000%	12/29/49	7,000	7,062,300
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	12/29/49	1,800	1,798,380
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	12/29/49	6,990	7,178,730
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	10/29/49	6,000	6,300,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/29/49	4,400	4,422,440
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%	07/24/38	52,800	51,302,926
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.964%	11/15/48	24,300	23,388,246
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	07/24/48	3,525	3,413,401
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.260%	02/22/48	34,470	34,677,620
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%	01/06/42	250	295,276
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%	07/15/41	1,100	1,330,271
JPMorgan Chase & Co., Sub. Notes	4.125%	12/15/26	9,450	9,496,954
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%	01/11/27	10,000	9,673,273
Morgan Stanley, Jr. Sub. Notes	5.450%	07/29/49	3,675	3,741,224

A1021

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, Jr. Sub. Notes	5.550%	12/29/49	5,215	$5,376,769
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	22,700	23,229,552
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	3,760	3,741,647
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	589	588,488
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	15,405	15,548,438
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	1,190	1,200,360
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	17,130	16,734,854
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.300%	01/27/45	6,945	7,021,970
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	5,875	7,601,360
Morgan Stanley, Sub. Notes, GMTN(a)	4.350%	09/08/26	420	422,994
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	60	60,807
Nordea Bank AB (Sweden), Sub. Notes, 144A (original cost $2,017,080; purchased 04/03/14)(f)	4.250%	09/21/22	2,000	2,052,484
People’s United Bank NA, Sub. Notes	4.000%	07/15/24	3,445	3,474,259
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%	09/12/23	5,900	5,826,608
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.823%	11/03/28	7,620	7,260,756
State Street Corp., Jr. Sub. Notes	5.250%	12/29/49	5,005	5,130,125
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	8,490	8,231,636
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%	05/23/23	18,640	18,415,677
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	27,384	27,536,058
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	04/15/26	5,475	5,493,983
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%	03/23/28	4,880	4,912,370
Wells Fargo & Co., Sub. Notes, GMTN	4.900%	11/17/45	7,060	7,401,249
Wells Fargo & Co., Sub. Notes, MTN	4.750%	12/07/46	18,425	18,880,475

				944,434,779

Beverages — 1.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	13,125	12,442,105
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	23,680	25,054,977
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	3,890	4,195,407
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42	5,770	5,295,314
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.000%	04/13/28	8,950	9,059,257
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.375%	04/15/38	13,100	13,365,508
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.439%	10/06/48	865	871,408
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.600%	04/15/48	12,845	13,287,095
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	225	234,196
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,774,917
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	5,824	5,965,755
Dr Pepper Snapple Group, Inc., Gtd. Notes	4.500%	11/15/45	17,400	16,722,105

A1022

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)
PepsiCo, Inc., Sr. Unsec’d. Notes	3.450%	10/06/46	3,600	$3,308,947
PepsiCo, Inc., Sr. Unsec’d. Notes	4.450%	04/14/46	6,706	7,212,871
PepsiCo, Inc., Sr. Unsec’d. Notes	4.600%	07/17/45	12,645	13,720,972

				133,510,834

Biotechnology — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,000	6,040,485
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	500	510,946
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	13,943	13,923,309
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	21,773	22,475,570
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	2,270	2,467,550
Baxalta, Inc., Gtd. Notes(a)	5.250%	06/23/45	4,890	5,339,916
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45	17,708	19,336,764
Celgene Corp., Sr. Unsec’d. Notes	4.550%	02/20/48	20,200	19,802,425
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	6,837	6,818,313
Celgene Corp., Sr. Unsec’d. Notes(a)	5.000%	08/15/45	1,150	1,198,082
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	21,964	23,932,546
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,177	1,173,851
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	12,295	12,338,861
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	1,035	1,013,449
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	9,770	10,129,124
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	1,915	2,063,209
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	11,485	12,398,135

				160,962,535

Building Materials — 1.3%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	14,000	14,321,809
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,911,745
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.625%	07/02/44	2,381	2,461,420
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	9,970	10,007,483
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	12,450	13,966,317
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,847,802
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,151,408
Masco Corp., Sr. Unsec’d. Notes	4.500%	05/15/47	8,500	8,105,693
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,663,312
Owens Corning, Gtd. Notes	4.200%	12/01/24	4,868	4,967,684
Owens Corning, Gtd. Notes	4.300%	07/15/47	15,000	13,702,809
Owens Corning, Gtd. Notes	7.000%	12/01/36	7,533	9,642,546
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	6,150	6,226,875
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	6.000%	10/15/25	7,400	7,584,999
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	06/15/47	27,278	25,823,048
Vulcan Materials Co., Sr. Unsec’d. Notes, 144A	4.700%	03/01/48	4,700	4,588,242

				128,973,192

Chemicals — 3.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	1,350	1,336,422
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	2,926,301
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,200	1,248,256

A1023

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	1,300	$1,416,588
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	4,700	5,627,144
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	7.125%	05/23/36	6,520	8,366,061
Albemarle Corp., Sr. Unsec’d. Notes	4.150%	12/01/24	4,773	4,898,372
Ashland LLC, Gtd. Notes	4.750%	08/15/22	6,031	6,121,465
Ashland LLC, Gtd. Notes	6.875%	05/15/43	4,000	4,319,999
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	16,313	17,015,422
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,248	6,323,879
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	7,835	7,462,838
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	14,350	13,008,993
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26	6,975	7,077,709
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	12,265	12,614,439
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	22,013	21,914,937
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	3,903	4,010,914
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	9,258	10,256,691
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	11/01/29	5,377	7,004,695
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,288,792
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	5,689	5,725,879
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	8,648	8,920,529
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	8,817	9,302,099
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250%	10/15/19	9,400	9,386,840
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	550	573,120
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	25,780	28,263,627
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27	20,665	19,832,346
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	26,849	26,214,338
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	5,800	6,261,043
Methanex Corp. (Canada), Sr. Unsec’d. Notes	3.250%	12/15/19	5,300	5,274,701
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	3,100	3,207,675
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500%	01/15/48	3,370	3,138,313
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,100	2,065,875
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	863,834
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	4,550	4,412,423
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	9,175	9,592,927
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	08/01/25	2,980	2,931,769
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	3,709,211
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	664,579
WR Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	1,400	1,433,250

				296,014,295

Commercial Services — 1.7%
Block Financial LLC, Gtd. Notes	4.125%	10/01/20	7,100	7,210,356
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647%	05/01/48	12,125	12,240,003
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	3,130,306
Ecolab, Inc., Sr. Unsec’d. Notes, 144A(a)	3.950%	12/01/47	2,723	2,647,454
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	333	396,158
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%	11/01/18	1,800	1,800,066
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	10/15/22	13,000	12,979,099
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	4,800	4,629,666
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%	11/01/46	32,800	30,862,801
ERAC USA Finance LLC, Gtd. Notes, 144A	4.500%	02/15/45	8,460	8,361,735
ERAC USA Finance LLC, Gtd. Notes, 144A	5.625%	03/15/42	1,000	1,136,053
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%	06/01/34	1,000	1,234,341
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	3,623	4,722,002

A1024

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
George Washington University (The), Unsec’d. Notes	4.126%	09/15/48	5,000	$5,025,543
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	370	345,667
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	12,715	14,193,437
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%	07/01/2111	160	210,332
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	2,025	2,023,421
Northwestern University, Unsec’d. Notes	3.662%	12/01/57	17,608	17,349,510
Northwestern University, Unsec’d. Notes	4.198%	12/01/47	1,335	1,439,006
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,278,179
Novant Health, Inc., Unsec’d. Notes	4.371%	11/01/43	2,150	2,263,797
President & Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	960	1,148,729
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	3,280	3,314,191
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	4.674%	09/01/2112	6,976	7,465,816
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	5,000	5,118,750
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	4,000	4,160,000
University of Notre Dame du Lac, Unsec’d. Notes	3.394%	02/15/48	6,475	6,212,382

				164,898,800

Computers — 1.4%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	16,175	15,947,560
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	25,666	23,684,081
Apple, Inc., Sr. Unsec’d. Notes	3.750%	09/12/47	6,960	6,726,667
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	16,008	15,776,541
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	12,700	12,426,846
Apple, Inc., Sr. Unsec’d. Notes	4.250%	02/09/47	2,945	3,051,296
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	33,995	37,435,156
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	8,475	8,513,334
DXC Technology Co., Sr. Unsec’d. Notes	4.250%	04/15/24	5,000	5,134,805
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes(a)	6.350%	10/15/45	4,965	5,304,610
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%	08/01/23	900	905,031
NCR Corp., Gtd. Notes	6.375%	12/15/23	500	518,750

				135,424,677

Distribution/Wholesale — 0.1%
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600%	06/15/45	4,500	4,761,242

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	15,157	15,251,872
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	11,986	11,716,924
High Street Funding Trust II, Gtd. Notes, 144A	4.682%	02/15/48	3,420	3,523,364
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	18,000	18,003,240
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	6,550	7,264,186
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%	01/15/44	6,600	7,166,155
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%	06/17/19	1,755	1,769,040
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%	01/15/19	5,935	6,000,285

A1025

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	3,250	$3,453,125
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	7,100	7,160,350
Synchrony Financial, Sr. Unsec’d. Notes	4.250%	08/15/24	1,385	1,376,727

				82,685,268

Electric — 11.6%
AEP Texas, Inc., Sr. Unsec’d. Notes	2.400%	10/01/22	5,600	5,389,757
AEP Texas, Inc., Sr. Unsec’d. Notes	3.800%	10/01/47	3,250	3,086,257
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.850%	10/01/25	7,145	7,279,311
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.100%	12/01/26	1,000	964,937
AEP Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	3.100%	12/01/26	1,080	1,042,132
AEP Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	3.750%	12/01/47	10,015	9,474,850
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.000%	12/01/46	5,000	4,999,684
AES Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	750	763,125
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,677,966
Ameren Illinois Co., First Mortgage	3.700%	12/01/47	12,200	11,782,704
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	7,760	8,061,973
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%	06/01/45	6,600	7,020,064
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,790,541
Avangrid, Inc., Sr. Unsec’d. Notes	3.150%	12/01/24	11,020	10,698,318
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	326,648
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.750%	08/15/47	20,800	20,012,669
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes, 144A	3.250%	04/15/28	5,100	4,921,976
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes, 144A	3.800%	07/15/48	7,145	6,810,802
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%	02/01/45	8,150	8,662,802
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	4,800	4,796,385
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	16,000	17,607,999
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	9,371,439
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,495	4,955,046
Commonwealth Edison Co., First Mortgage	3.650%	06/15/46	18,950	17,910,733
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	6,751	6,424,738
Commonwealth Edison Co., First Mortgage	3.750%	08/15/47	7,610	7,295,595
Commonwealth Edison Co., First Mortgage	3.800%	10/01/42	1,465	1,443,260
Commonwealth Edison Co., First Mortgage	4.000%	03/01/48	7,045	7,081,016
Commonwealth Edison Co., First Mortgage	4.350%	11/15/45	4,655	4,911,414
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,189,778
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,034,607
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%	06/15/46	6,925	6,768,684
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.950%	03/01/43	4,905	4,895,822
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%	12/01/56	1,785	1,853,869
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	4.450%	03/15/44	8,000	8,502,487
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,621,371
Consumers Energy Co., First Mortgage	3.250%	08/15/46	5,075	4,541,968
Consumers Energy Co., First Mortgage	4.350%	08/31/64	6,520	6,793,982
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	8,864,456
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.700%	12/01/44	1,625	1,712,704

A1026

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.900%	08/01/41	8,810	$9,473,645
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	17,700	17,139,519
DTE Electric Co., General Ref. Mortgage	3.700%	06/01/46	1,305	1,281,132
DTE Electric Co., General Ref. Mortgage	3.750%	08/15/47	7,040	6,889,338
DTE Electric Co., General Ref. Mortgage	3.950%	06/15/42	5,800	5,600,492
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	534,522
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	5,625	5,984,201
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,102,059
Duke Energy Carolinas LLC, First Mortgage	3.950%	03/15/48	11,280	11,328,483
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	13,414,675
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,210,317
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	14,955	14,427,681
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	10,410	10,075,891
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	3,740	3,373,360
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,224,461
Duke Energy Corp., Sr. Unsec’d. Notes(a)	3.950%	08/15/47	3,955	3,711,869
Duke Energy Florida LLC, First Mortgage	3.400%	10/01/46	10,280	9,343,516
Duke Energy Indiana LLC, First Mortgage	4.900%	07/15/43	400	452,425
Duke Energy Ohio, Inc., First Mortgage	3.700%	06/15/46	8,015	7,669,744
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,538,329
Duke Energy Progress LLC, First Mortgage(a)	3.700%	10/15/46	10,295	9,986,271
Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	1,200	1,227,227
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	4,802	4,930,154
Duke Energy Progress LLC, First Mortgage	5.700%	04/01/35	500	595,870
Duke Energy Progress LLC, First Mortgage	6.125%	09/15/33	4,400	5,626,304
El Paso Electric Co., Sr. Unsec’d. Notes	5.000%	12/01/44	4,800	5,082,013
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,071,892
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,391,030
Emera US Finance LP (Canada), Gtd. Notes	4.750%	06/15/46	20,050	20,121,791
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.500%	04/06/28	18,460	17,206,366
Eversource Energy, Sr. Unsec’d. Notes	3.300%	01/15/28	4,660	4,490,139
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	5,390	5,498,144
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	2.950%	01/15/20	3,005	2,996,626
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.750%	10/01/41	10,000	10,288,395
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	10,000	10,906,106
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	12,250	12,885,078
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,615,086
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,588,546
Florida Power & Light Co., First Mortgage	3.700%	12/01/47	3,870	3,782,060
Florida Power & Light Co., First Mortgage	3.950%	03/01/48	16,395	16,686,902
Florida Power & Light Co., First Mortgage	4.050%	10/01/44	7,550	7,811,899
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%	10/04/26	7,650	7,089,630
Idaho Power Co., First Mortgage	4.200%	03/01/48	6,300	6,474,014
Indiana Michigan Power Co., Sr. Unsec’d. Notes	4.550%	03/15/46	7,235	7,679,545
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	14,532,678
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	751,051
ITC Holdings Corp., Sr. Unsec’d. Notes	3.250%	06/30/26	10,295	9,884,401
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,130,926
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,061,592

A1027

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Kansas City Power & Light Co., Sr. Unsec’d. Notes	4.200%	03/15/48	5,330	$5,488,639
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,094,370
Kentucky Utilities Co., First Mortgage	4.375%	10/01/45	960	1,011,822
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	750,406
Louisville Gas & Electric Co., First Mortgage	4.375%	10/01/45	9,500	10,012,821
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,089,066
MidAmerican Energy Co., First Mortgage	3.650%	08/01/48	22,370	21,404,231
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	17,296,716
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,291,541
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,667,140
New England Power Co. (United Kingdom), Sr. Unsec’d. Notes, 144A	3.800%	12/05/47	7,320	7,097,511
New York State Electric & Gas Corp., Sr. Unsec’d. Notes, 144A	3.250%	12/01/26	8,110	7,903,744
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,330,537
Northern States Power Co., First Mortgage	3.400%	08/15/42	8,450	7,861,144
Northern States Power Co., First Mortgage	3.600%	05/15/46	17,056	16,280,062
Northern States Power Co., First Mortgage	3.600%	09/15/47	11,350	10,827,461
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	4,966,968
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	8,873,824
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	2,000	2,045,000
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	6,425	6,796,365
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	4,078,435
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	9,065,951
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.150%	04/01/47	3,655	3,796,714
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,434,512
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	2.950%	03/01/26	9,390	8,773,010
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	9,882,114
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 144A	3.950%	12/01/47	7,815	7,236,816
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.000%	12/01/46	20,000	18,751,016
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	4,651,027
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,348,318
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	12,215	13,193,122
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	7,045	8,397,265
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,652,126
PECO Energy Co., First Mortgage	3.700%	09/15/47	3,840	3,677,229
PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,779,954
Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250%	03/15/28	6,010	5,656,496
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	842,732
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	8,192,731
PPL Electric Utilities Corp., First Mortgage	3.950%	06/01/47	4,460	4,470,992
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	4,450	4,669,272
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	645,496
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000%	10/30/31	23,950	31,142,630
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	12,064,099
Public Service Co. of Colorado, First Mortgage	3.550%	06/15/46	9,880	9,199,383
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	175,627
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,293,985
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	2,968,793

A1028

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	$2,040,486
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	2,034,750
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	16,900	16,756,449
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41	1,787	1,873,428
San Diego Gas & Electric Co., First Mortgage	5.350%	05/15/40	773	922,082
Sempra Energy, Sr. Unsec’d. Notes	3.250%	06/15/27	17,500	16,625,642
Sempra Energy, Sr. Unsec’d. Notes	3.400%	02/01/28	19,250	18,465,799
South Carolina Electric & Gas Co., First Mortgage	4.500%	06/01/64	13,545	13,073,579
Southern California Edison Co., First Ref. Mortgage	3.600%	02/01/45	4,330	4,052,860
Southern California Edison Co., First Ref. Mortgage	4.000%	04/01/47	28,115	28,030,902
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,617,384
Southern California Edison Co., First Ref. Mortgage	4.125%	03/01/48	1,700	1,736,753
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	1,039,410
Southern Co. (The), Sr. Unsec’d. Notes	4.250%	07/01/36	15,000	15,277,373
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	1,087,886
Southwestern Public Service Co., First Mortgage	3.700%	08/15/47	4,470	4,294,678
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	596,237
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	7,584,915
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%	05/15/37	1,997	2,483,923
Tri-State Generation & Transmission Association, Inc., First Mortgage	4.250%	06/01/46	11,770	11,402,919
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	9,175	8,808,083
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.800%	04/01/28	5,355	5,421,830
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.800%	09/15/47	25,900	25,017,351
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	01/15/43	1,399	1,389,236
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%	05/15/45	8,500	8,685,888
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	3,835	4,061,194
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%	08/15/43	2,000	2,175,483
Westar Energy, Inc., First Mortgage	4.100%	04/01/43	3,775	3,885,633
Westar Energy, Inc., First Mortgage	4.125%	03/01/42	3,010	3,116,456
Westar Energy, Inc., First Mortgage	4.250%	12/01/45	4,365	4,598,558
Westar Energy, Inc., First Mortgage	4.625%	09/01/43	2,780	3,084,649
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%	06/01/44	3,850	4,050,111
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.752%	11/01/44	5,000	5,583,888
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,145	4,992,383

				1,149,508,675

Electrical Components & Equipment — 0.0%
General Cable Corp., Gtd. Notes	5.750%	10/01/22	750	769,688

Electronics — 0.5%
Fortive Corp., Sr. Unsec’d. Notes	4.300%	06/15/46	13,160	13,126,488
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%	03/15/42	9,216	10,352,014
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	6.875%	03/11/38	6,920	9,335,283
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%	12/17/18	1,350	1,346,554

A1029

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics (cont’d.)
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%	02/03/22	8,100	$8,169,004
Tyco Electronics Group SA (Switzerland), Gtd. Notes	7.125%	10/01/37	8,475	11,788,019

				54,117,362

Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	1,000	987,299
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	7,015	7,142,322

				8,129,621

Environmental Control — 0.1%
Republic Services, Inc., Sr. Unsec’d. Notes(a)	3.375%	11/15/27	7,965	7,686,514

Foods — 1.7%
Cencosud SA (Chile), Gtd. Notes, 144A	4.875%	01/20/23	4,146	4,254,445
JM Smucker Co. (The), Gtd. Notes	4.375%	03/15/45	8,500	8,524,254
Koninklijke Ahold Delhaize NV (Netherlands), Gtd. Notes	5.700%	10/01/40	11,690	13,270,124
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	3,370	3,110,639
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	19,550	17,927,061
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	16,515	17,123,665
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	6,800	6,910,993
Kraft Heinz Foods Co., Gtd. Notes	6.500%	02/09/40	500	593,421
Kraft Heinz Foods Co., Gtd. Notes	6.750%	03/15/32	8,633	10,434,657
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%	08/01/39	8,500	10,808,183
Kroger Co. (The), Gtd. Notes	7.700%	06/01/29	4,400	5,560,524
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	5,820	5,006,823
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%	02/01/47	8,000	7,563,603
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.650%	01/15/48	25,880	25,183,182
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,161,991
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	461,866
Sysco Corp., Gtd. Notes	3.750%	10/01/25	7,600	7,651,177
Sysco Corp., Gtd. Notes	4.500%	04/01/46	4,255	4,271,161
Sysco Corp., Gtd. Notes	4.850%	10/01/45	1,585	1,683,026
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,180,589
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.550%	06/02/27	12,390	11,924,400
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.550%	06/02/47	4,660	4,673,232

				169,279,016

Forest Products & Paper — 0.9%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.250%	06/01/28	2,960	3,817,822
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	126	155,925
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.750%	11/15/29	4,899	6,685,370
International Paper Co., Sr. Unsec’d. Notes(a)	3.000%	02/15/27	2,785	2,575,716
International Paper Co., Sr. Unsec’d. Notes(a)	4.350%	08/15/48	25,250	23,954,969
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	27,370	27,511,105
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	965	1,029,051
International Paper Co., Sr. Unsec’d. Notes	5.150%	05/15/46	1,726	1,821,137
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	12,880	14,748,624
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,724,669

				85,024,388

Gas — 0.9%
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	5,120	5,301,283

A1030

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gas (cont’d.)
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100%	09/01/47	2,610	$2,547,301
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	990,520
NiSource Finance Corp., Sr. Unsec’d. Notes	4.375%	05/15/47	15,000	15,062,148
NiSource Finance Corp., Sr. Unsec’d. Notes	4.800%	02/15/44	10,310	10,928,606
NiSource Finance Corp., Sr. Unsec’d. Notes	5.650%	02/01/45	3,000	3,510,306
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.640%	11/01/46	5,905	5,567,295
Southern California Gas Co., First Mortgage	4.450%	03/15/44	2,500	2,741,880
Southern Co. Gas Capital Corp., Gtd. Notes	3.250%	06/15/26	9,414	9,028,278
Southern Co. Gas Capital Corp., Gtd. Notes	3.950%	10/01/46	5,520	5,237,183
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43	750	752,824
Southern Co. Gas Capital Corp., Gtd. Notes(a)	4.400%	05/30/47	19,383	19,641,269
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,581,136

				86,890,029

Healthcare-Products — 0.9%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	3,400	3,364,025
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	3,015	3,045,481
Becton Dickinson & Co., Sr. Unsec’d. Notes	5.000%	11/12/40	5,190	5,502,406
Becton Dickinson & Co., Sr. Unsec’d. Notes	6.000%	05/15/39	2,500	2,853,539
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,475,211
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	6,562	6,962,374
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	8,191,852
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	24,829	27,176,593
Stryker Corp., Sr. Unsec’d. Notes	3.650%	03/07/28	2,095	2,103,679
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	6,405	6,839,929
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	4.100%	08/15/47	21,800	21,324,566
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	5,000	4,851,696

				93,691,351

Healthcare-Services — 2.6%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	1,865	1,751,367
Allina Health System, Unsec’d. Notes	4.805%	11/15/45	4,465	5,018,517
Anthem, Inc., Sr. Unsec’d. Notes	3.650%	12/01/27	6,550	6,332,549
Anthem, Inc., Sr. Unsec’d. Notes(a)	4.101%	03/01/28	4,075	4,072,048
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	2,600	2,634,148
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	1,007,263
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	517,898
Anthem, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44	720	776,886
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	17,310	17,568,820
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	750	880,523
Baylor Scott & White Holdings, Sec’d. Notes	3.967%	11/15/46	24,330	24,312,568
Children’s Hospital Corp. (The), Gtd. Notes	4.115%	01/01/47	6,650	6,921,373
Dartmouth-Hitchcock Health, Sec’d. Notes	4.178%	08/01/48	12,000	12,222,092
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920%	06/01/47	5,125	5,201,044
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,654,125
HCA, Inc., Gtd. Notes	5.875%	05/01/23	750	776,250
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26	4,000	4,070,000
HCA, Inc., Sr. Sec’d. Notes(a)	5.250%	04/15/25	3,500	3,577,700
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	12,425	12,852,129
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,158,971

A1031

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	$1,773,495
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	12,050	12,136,949
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	2,390	2,466,320
New York and Presbyterian Hospital (The), Unsec’d. Notes(a)	4.024%	08/01/45	6,949	7,097,987
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	2,850	2,826,139
NYU Hospitals Center, Sec’d. Notes	4.368%	07/01/47	13,575	14,160,021
NYU Hospitals Center, Sec’d. Notes	4.784%	07/01/44	7,305	8,068,916
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	868,648
Quest Diagnostics, Inc., Gtd. Notes	5.750%	01/30/40	1,251	1,415,877
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	2,400	2,380,414
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	4,715	4,573,515
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%	04/01/24	1,400	1,447,316
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%	03/30/45	7,800	7,995,616
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	12,525	12,582,542
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	4.000%	11/28/44	3,720	3,839,914
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	8,850	8,617,169
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	4,275	4,847,219
Sutter Health, Unsec’d. Notes	3.695%	08/15/28	2,400	2,413,851
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	5,400	5,663,893
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	10/15/47	7,770	7,316,719
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,060	2,022,715
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	04/15/47	13,715	14,011,438
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	6,816	7,454,566
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	1,080	1,160,001
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	4.750%	07/15/45	6,845	7,532,664

				257,980,175

Home Builders — 0.2%
D.R. Horton, Inc., Gtd. Notes(a)	4.750%	02/15/23	8,500	8,919,019
Lennar Corp., Gtd. Notes, 144A	4.750%	11/29/27	8,045	7,703,088
Taylor Morrison Communities, Inc./Taylor Morrison
Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	600	605,202
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	3,332	3,352,658
Toll Brothers Finance Corp., Gtd. Notes	4.875%	11/15/25	915	903,563

				21,483,530

Home Furnishings — 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%	06/15/21	700	735,980
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%	03/01/43	450	491,780

				1,227,760

Household Products/Wares — 1.0%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	3.200%	07/30/46	15,400	13,501,917
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%	03/12/25	28,175	26,724,058
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375%	06/24/22	44,150	42,385,728

A1032

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Household Products/Wares (cont’d.)
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750%	06/26/24	21,245	$20,256,396
SC Johnson & Son, Inc., Sr. Unsec’d. Notes, 144A	4.000%	05/15/43	425	425,351

				103,293,450

Housewares — 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	4,019	4,011,177
Newell Brands, Inc., Sr. Unsec’d. Notes	3.900%	11/01/25	9,150	8,871,179
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	885	887,313
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46	27,343	29,024,913

				42,794,582

Insurance — 2.0%
Allstate Corp. (The), Sub. Notes	5.750%	08/15/53	800	837,999
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55	7,500	6,943,453
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	17,735	17,505,033
American International Group, Inc., Sr. Unsec’d. Notes	4.750%	04/01/48	520	535,601
American International Group, Inc., Sr. Unsec’d. Notes	4.800%	07/10/45	2,400	2,460,628
American International Group, Inc., Sr. Unsec’d. Notes	4.875%	06/01/22	3,550	3,743,959
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	3,435	3,456,418
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	7,245	8,007,936
Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	8,532	9,427,668
AXIS Specialty Finance PLC, Gtd. Notes	5.150%	04/01/45	3,700	3,712,658
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%	05/15/43	2,250	2,379,728
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%	05/15/42	645	685,031
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%	02/11/43	905	982,787
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%	03/01/26	27,363	28,364,503
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	4.868%	06/01/44	540	527,734
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%	04/15/43	200	199,251
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	5,635	5,751,145
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	3,490	3,625,147
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35	12,952	16,133,555
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	18,084	22,762,556
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	4,385	5,297,260
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	6,248	8,217,761
Markel Corp., Sr. Unsec’d. Notes	4.300%	11/01/47	2,195	2,144,886
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	100	105,703
Markel Corp., Sr. Unsec’d. Notes	5.000%	04/05/46	3,270	3,438,769
Progressive Corp. (The), Jr. Sub. Notes	5.375%	12/31/49	4,000	4,045,000
Provident Cos., Inc., Sr. Unsec’d. Notes	7.250%	03/15/28	3,600	4,421,444
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34	1,700	2,135,825
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%	05/15/47	26,445	26,449,120
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	350	385,753
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	600	647,503
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%	08/01/44	2,675	2,747,779

A1033

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
XLIT Ltd. (Bermuda), Gtd. Notes	5.250%	12/15/43	2,962	$3,330,034

				201,409,627

Investment Companies — 0.0%
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,797,813

Lodging — 0.4%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,668,749
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	22,630	21,448,286
Marriott International, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	13,500	13,771,402

				37,888,437

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%	05/15/64	4,200	4,718,585
Caterpillar, Inc., Sr. Unsec’d. Notes	6.050%	08/15/36	2,200	2,858,260

				7,576,845

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	3,000	3,173,593

Media — 4.3%
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	9,675	11,348,280
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	2,848,361
21st Century Fox America, Inc., Gtd. Notes	6.400%	12/15/35	4,831	6,103,452
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	5,060	6,802,239
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,416,796
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	4,865	7,313,910
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	6,000	5,864,399
Belo Corp., Gtd. Notes	7.250%	09/15/27	150	161,438
CBS Corp., Gtd. Notes	2.900%	01/15/27	2,615	2,369,973
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47	61,252	59,245,229
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	21,503	24,019,937
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	10,574	11,606,935
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	10,596	12,252,443
Comcast Corp., Gtd. Notes	3.150%	03/01/26	6,030	5,805,623
Comcast Corp., Gtd. Notes	3.300%	02/01/27	3,245	3,141,143
Comcast Corp., Gtd. Notes	3.400%	07/15/46	18,415	15,822,025
Comcast Corp., Gtd. Notes	3.900%	03/01/38	15,000	14,541,140
Comcast Corp., Gtd. Notes	3.969%	11/01/47	1,814	1,719,955
Comcast Corp., Gtd. Notes	3.999%	11/01/49	8,598	8,063,036
Comcast Corp., Gtd. Notes	4.049%	11/01/52	10,000	9,386,147
Comcast Corp., Gtd. Notes	4.200%	08/15/34	10,000	10,098,355
Comcast Corp., Gtd. Notes	4.250%	01/15/33	6,090	6,309,851
Comcast Corp., Gtd. Notes	4.500%	01/15/43	6,240	6,364,543
Comcast Corp., Gtd. Notes	4.600%	08/15/45	37,808	39,178,513
Comcast Corp., Gtd. Notes	4.650%	07/15/42	14,400	15,070,075
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	10,438,453
Discovery Communications LLC, Gtd. Notes	4.950%	05/15/42	2,935	2,825,130

A1034

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	$563,778
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%	01/31/46	5,424	5,936,877
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	6,850	6,931,798
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41	1,300	1,592,936
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950%	06/15/25	3,800	3,777,726
TEGNA, Inc., Gtd. Notes(a)	5.125%	07/15/20	2,000	2,026,680
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	3,050	3,030,265
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	7,590	7,927,244
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	2,785	3,131,181
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	4,700	5,350,728
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44	19,400	18,654,301
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	5,026	5,248,646
Time Warner, Inc., Gtd. Notes	4.900%	06/15/42	2,700	2,725,848
Time Warner, Inc., Gtd. Notes	5.350%	12/15/43	5,020	5,354,897
Viacom, Inc., Jr. Sub. Notes(a)	6.250%	02/28/57	2,835	2,877,525
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	9,550	9,466,204
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	27,586	27,920,636
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	4,455	4,802,932
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,100	1,116,500
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	4,600	4,749,500

				423,303,583

Mining — 1.9%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	2,805	3,055,683
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.450%	10/15/35	5,000	6,176,561
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36	15,000	18,506,079
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,306	1,349,064
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	8,800	10,017,585
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	4,615	5,374,019
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500%	09/15/38	4,470	5,850,917
Barrick PD Australia Finance PTY Ltd. (Canada), Gtd. Notes	5.950%	10/15/39	18,522	21,631,158
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%	02/24/22	935	930,025
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	14,800	17,096,961
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	10/19/75	1,215	1,278,788
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	4,085	4,118,264
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%	09/01/41	6,250	7,125,000
Newmont Mining Corp., Gtd. Notes	5.875%	04/01/35	7,000	8,303,184
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%	06/15/25	8,335	8,477,681
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	5.200%	11/02/40	7,083	8,258,040
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.750%	03/22/42	2,100	2,327,156
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	11,180	12,630,123
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	10,177	12,573,143

A1035

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Mining (cont’d.)
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%		02/01/43	10,050	$9,572,625
WMC Finance USA Ltd. (Australia), Gtd. Notes	6.250%		05/15/33	2,000	2,517,094
Yamana Gold, Inc. (Canada), Gtd. Notes, 144A	4.625%		12/15/27	9,903	9,751,694
Yamana Gold, Inc. (Canada), Gtd. Notes(a)	4.950%		07/15/24	13,721	14,115,479

					191,036,323

Miscellaneous Manufacturing — 0.5%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,012,499
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%		03/15/22	1,000	1,002,499
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%		10/09/42	3,465	3,212,032
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	544,182
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.300%		09/15/46	7,685	6,924,883
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.200%		03/16/47	19,212	20,048,579
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	1,500	1,518,447
Textron, Inc., Sr. Unsec’d. Notes	4.000%		03/15/26	9,045	9,156,577
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	750	797,008

					44,216,706

Office Furnishings — 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	3,240	3,487,061

Office/Business Equipment — 0.4%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.625%		09/15/20	3,400	3,366,000
Xerox Corp., Sr. Unsec’d. Notes	3.625%		03/15/23	33,643	32,851,862

					36,217,862

Oil & Gas — 6.2%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	4,290	5,480,742
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%		07/15/24	3,347	3,249,404
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%		07/15/44	5,000	4,798,670
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.536%	(s)	10/10/36	40,612	17,165,439
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%		03/15/40	15,066	17,761,394
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	8,455,111
Andeavor, Gtd. Notes	5.125%		12/15/26	11,560	12,207,658
Andeavor, Sr. Unsec’d. Notes(a)	3.800%		04/01/28	10,000	9,539,335
Apache Corp., Sr. Unsec’d. Notes(a)	4.750%		04/15/43	3,000	2,970,618
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	15,688	16,058,369
Apache Corp., Sr. Unsec’d. Notes	5.250%		02/01/42	7,500	7,804,774
Apache Corp., Sr. Unsec’d. Notes	6.000%		01/15/37	9,033	10,225,780
Apache Corp., Sr. Unsec’d. Notes	7.950%		04/15/26	6,000	7,385,252
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	3,039,714
Burlington Resources Finance Co., Gtd. Notes	7.400%		12/01/31	2,700	3,626,767
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%		03/15/38	14,670	17,713,611
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450%		06/30/33	2,000	2,391,283
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes, GMTN	4.950%		06/01/47	20,000	20,863,837
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42	3,300	2,945,139
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	19,015	18,454,414
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		06/15/37	22,065	22,204,570

A1036

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400%	06/15/47	26,860	$27,035,689
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	12,584	13,015,631
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	12,200	14,055,095
Chevron Corp., Sr. Unsec’d. Notes(a)	2.954%	05/16/26	4,450	4,281,230
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47	8,385	8,899,638
ConocoPhillips Co., Gtd. Notes	4.150%	11/15/34	3,300	3,369,055
ConocoPhillips Co., Gtd. Notes(a)	4.950%	03/15/26	14,725	16,073,866
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%	04/15/29	3,300	4,197,509
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	10,000	10,182,452
Devon Energy Corp., Sr. Unsec’d. Notes	4.750%	05/15/42	2,900	2,964,420
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%	06/15/45	8,351	8,875,680
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%	07/15/41	23,625	26,596,696
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	05/15/19	6,300	6,531,541
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34	18,163	21,624,280
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	5,533	5,428,707
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	11,045	11,410,483
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%	03/06/45	4,370	4,197,791
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	8,000	8,306,087
Hess Corp., Sr. Unsec’d. Notes(a)	4.300%	04/01/27	5,000	4,893,632
Hess Corp., Sr. Unsec’d. Notes(a)	5.800%	04/01/47	6,560	6,895,578
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	10,133	10,310,093
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	5,435	6,957,177
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%	09/15/54	9,375	9,110,872
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	3,110	3,424,214
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%	11/15/24	500	499,743
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	6,378	6,666,812
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	11,315	12,065,071
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	12,630	14,460,456
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.200%	03/15/48	4,505	4,538,371
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	29,440	30,751,248
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.350%	02/12/28	6,575	6,485,580
Petroleos Mexicanos (Mexico), Sr. Unsec’d. Notes, 144A	6.350%	02/12/48	2,025	1,956,656
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,673,065
Phillips 66, Gtd. Notes	4.875%	11/15/44	6,200	6,611,135
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	14,525	15,132,293
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	10,000	9,275,000
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	5,761	5,762,728
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	10,000	9,905,944
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	3,000	3,002,526
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	5,430	5,770,483
Statoil ASA (Norway), Gtd. Notes	3.950%	05/15/43	2,796	2,826,668
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,446,981
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	11/15/47	4,800	4,706,486
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	06/15/38	3,900	5,002,288

A1037

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%	03/15/45	7,045	$7,457,184

				610,976,015

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor, Inc., Sr. Unsec’d. Notes(a)	4.080%	12/15/47	5,905	5,583,526
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,500	1,499,797
Cameron International Corp., Gtd. Notes	5.125%	12/15/43	2,000	2,147,909
Cameron International Corp., Gtd. Notes	7.000%	07/15/38	4,000	5,099,185
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	1,835	1,855,457
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	9,350	9,777,466
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	520,082
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	18,895	19,213,873
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	13,850	14,072,057

				59,769,352

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes(a)	4.000%	11/15/23	975	950,625
Crown Americas LLC/Crown Americas Capital
Corp. IV, Gtd. Notes	4.500%	01/15/23	300	297,750
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	654,688
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,243,734
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,192,292
Silgan Holdings, Inc., Sr. Unsec’d. Notes(a)	5.500%	02/01/22	1,400	1,424,500
WestRock MWV LLC, Gtd. Notes	7.550%	03/01/47	4,109	5,470,899
WestRock MWV LLC, Gtd. Notes	7.950%	02/15/31	7,987	10,614,868

				24,849,356

Pharmaceuticals — 5.3%
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	937,317
AbbVie, Inc., Sr. Unsec’d. Notes	4.450%	05/14/46	13,885	13,808,237
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	10,215	10,462,228
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	11,515	11,874,489
Allergan Funding SCS, Gtd. Notes(a)	3.800%	03/15/25	14,845	14,583,489
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	25,333	24,800,535
Allergan Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	7,859	7,710,009
Allergan Funding SCS, Gtd. Notes	4.850%	06/15/44	11,955	11,836,999
Allergan Sales LLC, Gtd. Notes, 144A	4.875%	02/15/21	3,975	4,108,349
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.300%	12/15/47	10,340	9,768,373
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,466,258
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.600%	03/15/43	2,700	2,623,836
CVS Health Corp., Sr. Unsec’d. Notes(a)	2.875%	06/01/26	11,045	10,177,540
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	1,113,836
CVS Health Corp., Sr. Unsec’d. Notes	3.500%	07/20/22	5,230	5,218,759
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	1,178	1,167,773
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	562,218
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.300%	03/25/28	8,805	8,842,515
CVS Health Corp., Sr. Unsec’d. Notes	4.780%	03/25/38	21,700	21,993,607
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	37,490	39,431,486
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	38,765	41,116,984
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	17,195	18,594,983
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	17,240	16,197,466
Express Scripts Holding Co., Gtd. Notes(a)	4.500%	02/25/26	16,905	17,211,913
Express Scripts Holding Co., Gtd. Notes(a)	4.800%	07/15/46	19,480	19,774,603
Johnson & Johnson, Sr. Unsec’d. Notes(a)	3.400%	01/15/38	4,365	4,197,113

A1038

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	8,185	$8,153,947
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	23,530	23,423,078
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,376,556
Johnson & Johnson, Sr. Unsec’d. Notes	4.850%	05/15/41	4,080	4,801,398
McKesson Corp., Sr. Unsec’d. Notes	3.796%	03/15/24	6,200	6,179,535
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.125%	11/15/25	3,175	3,258,459
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes(a)	4.600%	06/01/44	4,226	4,351,093
Mylan NV, Gtd. Notes	3.000%	12/15/18	2,645	2,644,960
Mylan NV, Gtd. Notes(a)	3.950%	06/15/26	10,700	10,378,144
Mylan NV, Gtd. Notes	5.250%	06/15/46	3,650	3,722,516
Mylan, Inc., Gtd. Notes, 144A	5.200%	04/15/48	12,000	12,108,598
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%	11/20/45	19,625	20,303,666
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.125%	12/15/46	17,085	17,558,921
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/15/44	8,500	9,141,381
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	4,755,449
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	21,060	20,333,893
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	43,270	41,309,046
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	8,995	8,387,375

				524,768,930

Pipelines — 3.9%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	822,942
Buckeye Partners LP, Sr. Unsec’d. Notes	4.125%	12/01/27	20,000	19,142,122
Colonial Pipeline Co., Sr. Unsec’d. Notes, 144A	4.250%	04/15/48	5,390	5,384,045
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	1,500	1,541,250
DCP Midstream Operating LP, Gtd. Notes	5.600%	04/01/44	5,579	5,641,764
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450%	11/03/36	10,766	11,573,450
DCP Midstream Operating LP, Gtd. Notes	8.125%	08/16/30	1,000	1,215,000
Energy Transfer Partners LP, Gtd. Notes	4.900%	03/15/35	1,905	1,797,107
Energy Transfer Partners LP, Gtd. Notes	5.150%	02/01/43	700	639,218
Energy Transfer Partners LP, Gtd. Notes	5.150%	03/15/45	4,650	4,249,462
Energy Transfer Partners LP, Gtd. Notes	6.125%	12/15/45	9,130	9,475,721
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	2,187,938
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.450%	06/01/47	4,900	4,812,155
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600%	04/01/44	1,651	1,649,973
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	1,990	2,092,797
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	5,775	6,048,274
Enterprise Products Operating LLC, Gtd. Notes	4.875%	08/16/77	7,490	7,347,690
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	34,397	36,532,599
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54	3,110	3,197,919
Enterprise Products Operating LLC, Gtd. Notes	5.375%	02/15/78	7,380	7,068,404
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	69,255
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%	10/15/45	19,904	23,811,790
Kinder Morgan Energy Partners LP, Gtd. Notes	5.400%	09/01/44	878	887,139
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	6,538,930
Kinder Morgan, Inc., Gtd. Notes	5.300%	12/01/34	3,079	3,158,311
Kinder Morgan, Inc., Gtd. Notes	5.550%	06/01/45	11,700	12,278,661

A1039

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	2,630	$2,462,774
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	5,820	6,343,529
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	566,465
MPLX LP, Sr. Unsec’d. Notes(a)	4.500%	04/15/38	10,000	9,873,284
MPLX LP, Sr. Unsec’d. Notes	4.700%	04/15/48	13,660	13,306,185
MPLX LP, Sr. Unsec’d. Notes	4.875%	12/01/24	6,200	6,501,121
MPLX LP, Sr. Unsec’d. Notes	4.900%	04/15/58	13,580	13,063,291
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A	4.000%	05/07/21	1,300	1,304,875
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	18,615	21,707,270
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37	1,742	2,126,863
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	26,348	26,733,875
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	11,680	11,115,021
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.680%	02/15/45	500	487,684
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.900%	10/01/46	6,500	6,525,111
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	4.800%	03/15/47	1,250	1,315,596
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	8,670	8,413,393
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	601,882
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	1,875	1,746,766
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,800,556
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	3,208,033
Williams Partners LP, Sr. Unsec’d. Notes	3.750%	06/15/27	16,760	16,023,181
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	9,900	10,035,263
Williams Partners LP, Sr. Unsec’d. Notes	4.850%	03/01/48	8,230	8,146,688
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	7,600	7,493,958
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	19,899	20,195,806
Williams Partners LP, Sr. Unsec’d. Notes	5.400%	03/04/44	4,950	5,185,694

				388,448,080

Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	4,600	4,628,943

Real Estate Investment Trusts (REITs) — 1.6%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	4,850	4,726,860
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875%	08/15/22	3,372	3,386,750
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900%	03/15/27	14,465	13,834,474
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	8,073	8,481,816
DDR Corp., Sr. Unsec’d. Notes(a)	4.700%	06/01/27	3,345	3,408,004
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	2,450	2,464,710
Equity Commonwealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,291,329
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,103,271
Government Properties Income Trust, Sr. Unsec’d. Notes.	3.750%	08/15/19	9,600	9,639,348
HCP, Inc., Sr. Unsec’d. Notes	4.000%	12/01/22	3,900	3,977,316
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	25,936	25,975,039
HCP, Inc., Sr. Unsec’d. Notes	4.200%	03/01/24	2,630	2,655,886
HCP, Inc., Sr. Unsec’d. Notes	4.250%	11/15/23	6,000	6,142,208
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	14,576	13,181,894

A1040

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Mack-Cali Realty LP, Sr. Unsec’d. Notes	4.500%	04/18/22	4,311	$4,185,668
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,061,585
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	1,550	1,564,250
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,604,750
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,249,616
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	4,085	4,135,742
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	5,000	5,262,027
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,519,686
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	14,248	18,818,995
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,416,859

				160,088,083

Retail — 2.1%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%	07/26/27	20,000	19,204,565
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes	5.165%	08/01/44	6,800	5,658,870
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000%	10/01/24	17,675	17,321,499
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	1,105	986,721
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	5,422	5,606,793
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	9,395	9,825,405
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	15,945	17,093,884
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	8,382	10,771,630
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	8,575	8,896,563
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23	977	1,016,080
L Brands, Inc., Gtd. Notes	7.000%	05/01/20	7,300	7,753,184
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.700%	04/15/46	9,060	8,423,955
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	6,771,451
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(a)	4.375%	09/15/45	6,035	6,261,273
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	2.875%	02/15/23	6,000	5,656,387
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	1,460	1,461,241
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	8,994	7,325,817
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,655,687
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	14,400	14,842,253
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	23,100	25,136,069
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	4,500	4,449,375
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	12,150	12,337,574
Target Corp., Sr. Unsec’d. Notes(a)	3.625%	04/15/46	14,935	13,558,823

				212,015,099

Semiconductors — 0.7%
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	10,265	11,737,436
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27	32,680	31,784,043
Micron Technology, Inc., Sr. Unsec’d. Notes(a)	5.500%	02/01/25	2,625	2,723,438
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	5,000	5,050,000
QUALCOMM, Inc., Sr. Unsec’d. Notes(a)	4.300%	05/20/47	16,510	15,997,245
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,462,500

				69,754,662

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	3.483%	12/01/27	3,440	3,306,528

Software — 2.8%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/01/20	5,000	5,049,977

A1041

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	4,070	$4,133,326
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	7,807	7,905,065
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	31,445	31,025,810
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45	6,500	6,454,115
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	44,050	43,783,862
Microsoft Corp., Sr. Unsec’d. Notes(a)	4.000%	02/12/55	4,300	4,367,526
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45	9,049	10,017,818
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	52,050	57,052,823
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,462,492
Oracle Corp., Sr. Unsec’d. Notes	3.800%	11/15/37	21,055	20,820,284
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	7,366	7,365,077
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	29,360	28,932,919
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	1,300	1,310,510
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	12,200	12,879,837
Oracle Corp., Sr. Unsec’d. Notes(a)	4.375%	05/15/55	36,910	38,367,746

				280,929,187

Telecommunications — 5.8%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	3,020	3,616,114
AT&T, Inc., Sr. Unsec’d. Notes(a)	2.850%	02/14/23	37,100	37,272,085
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	08/14/24	10,631	10,708,507
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	3,085	3,083,082
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	44,149	40,344,582
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	22,285	21,887,297
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.500%	03/09/48	4,049	3,763,279
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	30,631	28,628,416
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	9,273	9,051,053
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	14,670	15,113,979
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	39,020	41,278,270
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58	80,625	81,299,071
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	277	290,747
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	11,165	12,610,316
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	1,675	2,447,429
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	06/15/30	1,000	1,416,355
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	7,000	6,990,947
Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.500%	09/01/44	7,454	7,549,212
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	5,000	5,360,440
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	35,000	34,781,250
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	8,786	8,939,755
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.400%	11/01/34	677	668,606
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	27,325	27,661,703
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.522%	09/15/48	49,676	47,864,768
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	1,329	1,264,116
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.012%	04/15/49	16,967	17,466,375
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.012%	08/21/54	64,376	64,366,858

A1042

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	31,986	$34,490,824

				570,215,436

Textiles — 0.0%
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	2,855	2,851,605

Transportation — 2.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	7,480	7,842,404
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.400%	03/15/42	10,600	11,154,965
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	16,340	17,226,893
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	4.550%	09/01/44	2,455	2,644,823
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45	6,575	7,298,921
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%	09/01/43	4,633	5,362,664
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.950%	08/15/30	6,950	9,497,175
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,196,141
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	652,684
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35	3,970	4,382,460
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,041,101
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/2115	14,400	17,984,502
CSX Corp., Sr. Unsec’d. Notes	3.350%	11/01/25	16,500	16,130,201
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,429,635
CSX Corp., Sr. Unsec’d. Notes	4.250%	11/01/66	14,175	12,866,353
CSX Corp., Sr. Unsec’d. Notes(a)	4.500%	08/01/54	10,400	10,283,152
CSX Corp., Sr. Unsec’d. Notes	4.750%	05/30/42	5,000	5,303,092
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	1,682	1,946,120
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,241,527
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	663,406
FedEx Corp., Gtd. Notes	4.050%	02/15/48	14,150	13,285,439
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	786,004
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	1,951,532
FedEx Corp., Gtd. Notes	4.550%	04/01/46	9,780	9,865,300
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,104,026
FedEx Corp., Gtd. Notes	5.100%	01/15/44	10,525	11,554,003
Kansas City Southern, Gtd. Notes	4.950%	08/15/45	10,000	10,738,439
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	3.942%	11/01/47	3,667	3,529,887
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,106,184
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	4.050%	08/15/52	1,585	1,529,546
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	852	912,765
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,175,581
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,353,239
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,552,589
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45	1,705	1,720,511

A1043

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	$282,374
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	1,125	1,163,322
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65	1,800	1,821,773
United Parcel Service, Inc., Sr. Unsec’d. Notes	3.750%	11/15/47	10,530	10,067,170

				220,647,903

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.200%	04/01/27	7,820	7,883,224

Water — 0.2%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750%	09/01/47	14,310	13,687,746
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	5,000	5,186,135

				18,873,881

TOTAL CORPORATE BONDS (cost $8,707,474,022)				8,766,420,576

MUNICIPAL BONDS — 1.6%

California — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	7,300	10,254,747
Los Angeles Department of Water, Revenue Bonds, BABs	6.574%	07/01/45	3,595	5,209,047
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,332,513
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.603%	07/01/50	8,000	11,899,280
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	1,188,555
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	2,560	3,742,438
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,730,879
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,040	3,106,267
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,480	2,253,788

				40,717,514

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	5,630,950

Illinois — 0.0%
Illinois State Toll Highway Authority, Revenue Bonds, BABs	5.851%	12/01/34	600	745,386

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	19,000	18,372,620
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	381,839

				18,754,459

A1044

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	10,685	$15,294,402
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	5,940	8,748,967

				24,043,369

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767%	08/01/36	1,150	1,398,285
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	635,715

				2,034,000

Ohio — 0.1%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	8,300	8,485,920
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,420,939

				9,906,859

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	7,575	9,977,487

South Carolina — 0.0%
South Carolina Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,210,240

Texas — 0.4%
North Texas Tollway Authority, Revenue Bonds, BABs	6.718%	01/01/49	3,500	5,135,200
Permanent University Fund - University of Texas System, Revenue Bonds	3.376%	07/01/47	25,225	24,000,831
University of Texas System (The), Revenue Bonds	3.852%	08/15/46	8,525	8,922,436

				38,058,467

Virginia — 0.1%
University of Virginia, Revenue Bonds	4.179%	09/01/17	10,570	10,580,781

TOTAL MUNICIPAL BONDS (cost $156,558,730)				161,659,512

SOVEREIGN BONDS — 0.3%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	2.950%	01/11/23	23,800	22,969,523
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	486,250
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45	2,400	2,585,520
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	1,750	1,685,250

TOTAL SOVEREIGN BONDS (cost $28,390,201)				27,726,543

A1045

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

PREFERRED STOCKS — 0.2%

Capital Markets — 0.1%
State Street Corp., 5.350%	335,000	$8,974,650

Electric — 0.1%
SCE Trust V, 5.450%	565,000	14,678,700

TOTAL PREFERRED STOCKS (cost $22,500,000)		23,653,350

TOTAL LONG-TERM INVESTMENTS (cost $9,780,129,205)		9,819,114,037

SHORT-TERM INVESTMENTS — 3.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	41,396,389	41,396,389
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $300,778,423; includes $300,315,887 of cash collateral for securities on loan)(b)(w)	300,776,230	300,746,152

TOTAL SHORT-TERM INVESTMENTS (cost $342,174,812)		342,142,541

TOTAL INVESTMENTS — 102.4% (cost $10,122,304,017)		10,161,256,578
Liabilities in excess of other assets(z) — (2.4)%		(241,066,070)

NET ASSETS — 100.0%		$9,920,190,508

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $296,038,886; cash collateral of $300,315,887 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,017,080. The aggregate value of $2,052,484 is 0.0% of net assets.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
308	2 Year U.S. Treasury Notes	Jun. 2018	$65,483,688	$53,250
3,455	5 Year U.S. Treasury Notes	Jun. 2018	395,462,541	1,943,704
358	10 Year U.S. Treasury Notes	Jun. 2018	43,368,344	(5,594)
3,983	20 Year U.S. Treasury Bonds	Jun. 2018	584,007,375	15,045,821

				17,037,181

Short Position:
5,778	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	927,188,438	(33,022,040)

				$(15,984,859)

A1046

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Cash of $12,200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$16,833,458	$—
Commercial Mortgage-Backed Securities	—	822,820,598	—
Corporate Bonds	—	8,766,420,576	—
Municipal Bonds	—	161,659,512	—
Sovereign Bonds	—	27,726,543	—
Preferred Stocks	23,653,350	—	—
Affiliated Mutual Funds	342,142,541	—	—
Other Financial Instruments*
Futures Contracts	(15,984,859)	—	—

Total	$349,811,032	$9,795,460,687	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1047

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 82.1%

COMMON STOCKS — 77.5%
Aerospace & Defense — 2.1%
General Dynamics Corp.	900	$198,810
Raytheon Co.	920	198,554

		397,364

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	1,950	123,435

Airlines — 1.4%
Delta Air Lines, Inc.	5,000	274,050

Banks — 3.6%
Comerica, Inc.	2,200	211,046
JPMorgan Chase & Co.	3,400	373,898
U.S. Bancorp	2,221	112,161

		697,105

Beverages — 0.6%
PepsiCo, Inc.	1,070	116,791

Biotechnology — 1.3%
Gilead Sciences, Inc.	3,325	250,672

Capital Markets — 5.3%
BlackRock, Inc.	380	205,854
Blackstone Group LP (The)	6,750	215,662
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	5,950	232,050
CME Group, Inc.	1,760	284,662
Goldman Sachs Group, Inc. (The)	360	90,670

		1,028,898

Chemicals — 2.7%
Ashland Global Holdings, Inc.	5,020	350,346
PPG Industries, Inc.	1,450	161,820

		512,166

Communications Equipment — 0.2%
Juniper Networks, Inc.	1,600	38,928

Construction & Engineering — 0.7%
Valmont Industries, Inc.	856	125,233

Consumer Finance — 0.7%
Synchrony Financial	4,140	138,814

Diversified Financial Services — 1.3%
FGL Holdings*	24,450	248,167

Electric Utilities — 2.5%
Brookfield Infrastructure Partners LP (Canada)	7,650	318,546
NextEra Energy, Inc.	1,050	171,496

		490,042

Electrical Equipment — 0.9%
Eaton Corp. PLC	2,200	175,802

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp. (Class A Stock)	1,478	127,300
CDW Corp.	3,850	270,693

		397,993

Energy Equipment & Services — 1.4%
Cactus, Inc. (Class A Stock)*	1,087	29,273

	Shares	Value

COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Schlumberger Ltd.	3,712	$240,463

		269,736

Equity Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	2,142	74,970

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	940	177,124
CVS Health Corp.	3,600	223,956
Sprouts Farmers Market, Inc.*	5,650	132,606
Walmart, Inc.	1,200	106,764

		640,450

Food Products — 3.6%
Conagra Brands, Inc.	9,300	342,984
Hain Celestial Group, Inc. (The)*	8,400	269,388
Pinnacle Foods, Inc.	1,650	89,265

		701,637

Health Care Equipment & Supplies — 2.5%
DENTSPLY SIRONA, Inc.	7,410	372,797
DexCom, Inc.*	1,380	102,341

		475,138

Health Care Providers & Services — 2.4%
DaVita, Inc.*	4,398	290,004
UnitedHealth Group, Inc.	846	181,044

		471,048

Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc. (Class A Stock)	786	106,880
McDonald’s Corp.	1,450	226,751

		333,631

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.*	180	260,521
Expedia Group, Inc.	3,250	358,832

		619,353

Internet Software & Services — 4.7%
Alphabet, Inc. (Class A Stock)*	345	357,813
Alphabet, Inc. (Class C Stock)*	28	28,890
eBay, Inc.*	4,691	188,766
Facebook, Inc. (Class A Stock)*	2,075	331,564

		907,033

IT Services — 4.1%
PayPal Holdings, Inc.*	1,250	94,838
Visa, Inc. (Class A Stock)	3,750	448,575
WEX, Inc.*	1,640	256,857

		800,270

Machinery — 0.9%
Allison Transmission Holdings, Inc.	1,550	60,543
Gates Industrial Corp. PLC*	6,049	105,918

		166,461

Multi-Utilities — 0.3%
WEC Energy Group, Inc.	1,000	62,700

Oil, Gas & Consumable Fuels — 3.2%
Cabot Oil & Gas Corp.	3,900	93,522
Cheniere Energy, Inc.*	2,250	120,263

A1048

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Enbridge, Inc. (Canada)	12,600	$396,522

		610,307

Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co.	3,145	198,921

Professional Services — 3.6%
Equifax, Inc.	1,300	153,153
IHS Markit Ltd.*	8,250	397,980
Verisk Analytics, Inc.*	1,336	138,944

		690,077

Real Estate Management & Development — 0.3%
Five Point Holdings LLC (Class A Stock)*	3,850	54,901

Road & Rail — 1.7%
CSX Corp.	3,760	209,470
Norfolk Southern Corp.	900	122,202

		331,672

Semiconductors & Semiconductor Equipment — 0.6%
ASML Holding NV (Netherlands)	583	115,760

Software — 1.2%
Microsoft Corp.	2,450	223,611

Specialty Retail — 5.2%
Asbury Automotive Group, Inc.*	1,200	81,000
Home Depot, Inc. (The)	1,950	347,568
Hudson Ltd. (United Kingdom) (Class A Stock)*	15,250	242,627
Michaels Cos., Inc. (The)*	3,836	75,608
National Vision Holdings, Inc.*	1,700	54,927
Party City Holdco, Inc.*	6,302	98,311
Tractor Supply Co.	1,770	111,545

		1,011,586

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,290	216,436
Western Digital Corp.	1,300	119,951

		336,387

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.*	950	84,664
PVH Corp.	1,900	287,717

		372,381

Tobacco — 0.5%
Philip Morris International, Inc.	970	96,418

Trading Companies & Distributors — 1.5%
HD Supply Holdings, Inc.*	7,750	294,035

Water Utilities — 0.6%
American Water Works Co., Inc.	1,450	119,089

TOTAL COMMON STOCKS (cost $12,966,321)		14,993,032

	Units
WARRANTS* — 0.1%
Diversified Financial Services — 0.1%
FGL Holdings, expiring 12/01/22
(cost $23,955)	15,600	28,080

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BOND — 0.2%
Semiconductors — 0.2%
MagnaChip Semiconductor SA (South Korea),
Gtd. Notes
(cost $29,374)
5.000%	03/01/21	25	$33,951

CORPORATE BONDS — 4.3%
Commercial Services — 1.4%
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20	90	90,450
IHS Markit Ltd.,
Gtd. Notes, 144A
4.000%	03/01/26	140	134,400
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	37	40,096

			264,946

Gas — 0.8%
Rockpoint Gas Storage Canada Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.000%	03/31/23	150	149,813

Healthcare-Services — 0.0%
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23	5	5,288

Household Products/Wares — 0.3%
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23	67	63,650

Real Estate — 0.4%
Five Point Operating Co. LP/Five Point Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	11/15/25	65	65,569

Retail — 1.1%
PetSmart, Inc.,
Gtd. Notes, 144A
8.875%	06/01/25	122	69,540
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	135	97,538
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	50	50,075

			217,153

Semiconductors — 0.3%
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	65	62,563

TOTAL CORPORATE BONDS (cost $892,936)			828,982

TOTAL LONG-TERM INVESTMENTS (cost $13,912,586)			15,884,045

A1049

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 10.9%
UNAFFILIATED FUND — 10.7%
BlackRock Liquidity Funds FedFund Portfolio (cost $2,070,190)	2,070,190	$2,070,190

OPTIONS PURCHASED~* — 0.2% (cost $37,167)		46,232

TOTAL SHORT-TERM INVESTMENTS (cost $2,107,357)		2,116,422

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 93.0% (cost $16,019,943)		18,000,467

SECURITIES SOLD SHORT(q) — (16.1)%

COMMON STOCKS — (11.2)%
Auto Components — (0.1)%
BorgWarner, Inc.	500	(25,115)

Automobiles — (0.1)%
Harley-Davidson, Inc.	500	(21,440)

Capital Markets — (0.8)%
FactSet Research Systems, Inc.	250	(49,855)
Federated Investors, Inc. (Class B Stock)	3,300	(110,220)

		(160,075)

Chemicals — (0.2)%
LyondellBasell Industries NV (Class A Stock)	300	(31,704)

Diversified Consumer Services — (0.3)%
H&R Block, Inc.	2,500	(63,525)

Diversified Telecommunication Services — (0.3)%
AT&T, Inc.	1,750	(62,387)

Electric Utilities — (0.4)%
PG&E Corp.	500	(21,965)
Southern Co. (The)	1,500	(66,990)

		(88,955)

Energy Equipment & Services — (0.5)%
Core Laboratories NV	850	(91,987)

Equity Real Estate Investment Trusts (REITs) — (1.0)%
Lamar Advertising Co. (Class A Stock)	1,050	(66,843)
Realty Income Corp.	1,350	(69,836)
STORE Capital Corp.	2,000	(49,640)

		(186,319)

Food Products — (0.7)%
General Mills, Inc.	1,950	(87,867)
Kellogg Co.	750	(48,758)

		(136,625)

Health Care Equipment & Supplies — (1.1)%
Align Technology, Inc.*	415	(104,219)
Becton, Dickinson and Co.	260	(56,342)
Straumann Holding AG (Switzerland)	71	(44,797)

		(205,358)

Hotels, Restaurants & Leisure — (0.5)%
Dine Brands Global, Inc.	975	(63,940)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	500	$(28,890)

		(92,830)

IT Services — (0.7)%
CGI Group, Inc. (Canada) (Class A Stock)*	690	(39,772)
Western Union Co. (The)	5,150	(99,035)

		(138,807)

Life Sciences Tools & Services — (0.2)%
Agilent Technologies, Inc.	470	(31,443)

Machinery — (0.2)%
PACCAR, Inc.	750	(49,628)

Media — (0.4)%
Discovery Communications, Inc. (Class A Stock)*	2,450	(52,503)
New Media Investment Group, Inc.	1,200	(20,568)

		(73,071)

Multiline Retail — (0.3)%
Ollie’s Bargain Outlet Holdings, Inc.*	900	(54,270)

Multi-Utilities — (0.7)%
Consolidated Edison, Inc.	1,340	(104,440)
SCANA Corp.	650	(24,408)

		(128,848)

Oil, Gas & Consumable Fuels — (0.2)%
Tallgrass Energy Partners LP, MLP	889	(33,684)

Semiconductors & Semiconductor Equipment — (0.2)%
NVIDIA Corp.	200	(46,318)

Specialty Retail — (1.3)%
Five Below, Inc.*	1,000	(73,340)
Gap, Inc. (The)	1,500	(46,800)
Sally Beauty Holdings, Inc.*	2,600	(42,770)
Urban Outfitters, Inc.*	1,150	(42,504)
Williams-Sonoma, Inc.	950	(50,122)

		(255,536)

Technology Hardware, Storage & Peripherals — (0.4)%
Seagate Technology PLC	1,350	(79,002)

Textiles, Apparel & Luxury Goods — (0.6)%
NIKE, Inc. (Class B Stock)	700	(46,508)
Ralph Lauren Corp.	650	(72,670)

		(119,178)

TOTAL COMMON STOCKS (proceeds received $2,097,184)		(2,176,105)

UNAFFILIATED EXCHANGE TRADED FUNDS — (4.9)%
Consumer Discretionary Select Sector SPDR Fund	1,766	(178,878)
iShares Core S&P Small-Cap ETF	728	(56,063)
iShares Russell 2000 ETF	274	(41,601)
iShares Russell Mid-Cap ETF	1,041	(214,904)
SPDR S&P Retail ETF	1,700	(75,310)
Technology Select Sector SPDR Fund	2,250	(147,195)
Utilities Select Sector SPDR Fund	2,378	(120,160)

A1050

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

UNAFFILIATED EXCHANGE TRADED
FUNDS (Continued)
Vanguard REIT ETF	1,400	$(105,658)

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS
(proceeds received $819,635)		(939,769)

TOTAL SECURITIES SOLD SHORT
(proceeds received $2,916,819)		(3,115,874)

OPTIONS WRITTEN~* — (0.3)%
(premiums received $77,753)		(66,765)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 76.6%
(cost $13,025,371)		14,817,828
Other assets in excess of liabilities(z) — 23.4%		4,529,155

NET ASSETS — 100.0%		$19,346,983

Options Purchased:

Exchange Traded

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(q)	Deposit with Goldman Sachs & Co. as collateral in the amount of $2,846,661 exceeds the value of securities sold short as of March 31, 2018.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Enbridge Energy Partners LP^	Call	04/20/18	$40.00	8	1	$40
Enbridge Energy Partners LP	Call	10/19/18	$35.00	15	2	1,125
Equifax, Inc.	Call	01/18/19	$130.00	6	1	3,450
Goldman Sachs Group, Inc.	Call	06/15/18	$280.00	2	—(r)	490
Hain Celestial Group, Inc. (The)	Call	08/17/18	$37.00	30	3	3,300
The Home Depot, Inc. (The)	Call	05/18/18	$190.00	2	—(r)	362
Lululemon Athletica, Inc.	Call	06/15/18	$82.50	8	1	8,120
Norfolk Southern Corp.	Call	06/15/18	$155.00	4	—(r)	480
NRG Yield, Inc.^	Call	05/18/18	$20.00	6	1	30
Party City Holdings, Inc.	Call	04/20/18	$12.50	19	2	5,605
PVH Corp.	Call	04/20/18	$150.00	2	—(r)	962
PVH Corp.	Call	06/15/18	$155.00	4	—(r)	2,636
S&P 500 Index	Call	12/21/18	$3,000.00	9	1	19,620
US Bancorp	Call	04/20/18	$57.50	2	—(r)	8
Walmart, Inc.	Call	04/20/18	$105.00	4	—(r)	4

Total Options Purchased						$46,232

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Ashland Global Holdings, Inc.	Call	10/19/18	$85.00	7	1	$(1,155)
Party City Holdings, Inc.	Call	04/20/18	$17.50	21	2	(262)
Paypal Holdings, Inc.	Call	10/19/18	$95.00	7	1	(1,155)
PVH Corp.	Call	04/20/18	$160.00	4	—(r)	(340)
Sprouts Farmers Market, Inc.^	Call	04/20/18	$30.00	7	1	(35)
Activision Blizzard, Inc.	Put	05/18/18	$60.00	7	1	(770)
Ashland Global Holdings, Inc.	Put	04/20/18	$70.00	7	1	(1,400)
Blacksone Group LP (The)	Put	06/15/18	$29.00	14	1	(938)
Cheniere Energy, Inc.	Put	06/15/18	$50.00	9	1	(1,521)

A1053

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Cheniere Energy, Inc.	Put	01/18/19	$45.00	4	—(r)	$(996)
CSX Corp.	Put	05/18/18	$55.00	9	1	(1,926)
DaVita, Inc.	Put	04/20/18	$57.50	9	1	(113)
DaVita, Inc.	Put	04/20/18	$67.50	7	1	(1,855)
Enbridge Energy Partners LP	Put	04/20/18	$35.00	4	—(r)	(1,400)
Enbridge Energy Partners LP	Put	10/19/18	$27.50	15	2	(1,575)
Equifax, Inc.	Put	01/18/19	$105.00	7	1	(3,430)
Expedia Group, Inc.	Put	07/20/18	$100.00	6	1	(2,100)
Facebook, Inc.	Put	07/20/18	$155.00	4	—(r)	(3,360)
Goldman Sachs Group, Inc.	Put	06/15/18	$250.00	2	—(r)	(2,166)
Hain Celestial Group, Inc. (The)	Put	08/17/18	$30.00	6	1	(945)
Hain Celestial Group, Inc. (The)	Put	08/17/18	$31.00	24	2	(4,920)
The Home Depot, Inc. (The)	Put	05/18/18	$165.00	3	—(r)	(576)
KKR & Co.	Put	06/15/18	$21.00	27	3	(3,996)
Lululemon Athletica, Inc.	Put	06/15/18	$70.00	16	2	(1,040)
Netflix, Inc.	Put	06/15/18	$220.00	2	—(r)	(730)
Norfolk Southern Corp.	Put	06/15/18	$120.00	4	—(r)	(850)
Party City Holdings, Inc.^	Put	04/20/18	$10.00	68	7	(136)
Paypal Holdings, Inc.	Put	06/15/18	$50.00	3	—(r)	(111)
Paypal Holdings, Inc.	Put	10/19/18	$70.00	7	1	(2,800)
PVH Corp.	Put	06/15/18	$135.00	4	—(r)	(916)
S&P 500 Index	Put	12/21/18	$2,200.00	3	—(r)	(14,880)
Sclumberger Ltd.	Put	06/15/18	$67.50	9	1	(4,365)
US Bancorp	Put	04/20/18	$52.50	2	—(r)	(465)
Visa, Inc. (Class A Shares)	Put	06/15/18	$115.00	6	1	(1,842)
Walmart, Inc.	Put	04/20/18	$90.00	8	1	(1,696)

Total Options Written						$(66,765)

(r) Notional amount is less than $500 par.

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
3	NASDAQ 100 E-Mini Index	Jun. 2018	$395,640	$ 29,340
2	Russell 2000 Mini Index	Jun. 2018	153,120	6,977
15	S&P 500 E-Mini Index	Jun. 2018	1,982,250	97,008
				$133,325

Cash of $111,400 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at March 31, 2018.

Total return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements:
Citigroup Global Markets	5/15/19	(86)	Pay quarterly fixed payments on Consumer Staples Select Sector Index and receive quarterly variable payments based on 3 Month LIBOR minus 35bps	$6,230	$ —	$ 6,230

A1052

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Citigroup Global Markets	5/15/19	(945)	Pay quarterly fixed payments on S&P 500 Growth Index and receive quarterly variable payments based on 3 Month LIBOR minus 35bps	$ 25,607	$—	$ 25,607
Goldman Sachs & Co.	3/29/19	(10)	Pay upon termination an amount based on Prospect Capital Corp. and receive monthly variable payments based on 1 Month LIBOR minus 200bps	257	—	257
Citigroup Global Markets	8/08/19	(37)	Pay upon termination an amount based on Tallgrass Energy Partners LP and receive monthly variable payments based on 1 Month LIBOR minus 600bps	1,010	—	1,010
Goldman Sachs & Co.	1/28/19	(101)	Pay upon termination date on Russell Midcap Index Total Return and receive monthly variable payments based on 1 Month LIBOR minus 55bps	(6,104)	—	(6,104)
Citigroup Global Markets	3/29/19	(40)	Pay upon termination an amount based on Prospect Capital Corp. and receive monthly variable payments based on 1 Month LIBOR minus 200bps	990	—	990

				$27,990	$—	$27,990

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities

Common Stocks	$14,993,032	$ —	$ —
Warrant	28,080	—	—
Convertible Bond	—	33,951	—
Corporate Bonds	—	828,982	—
Unaffiliated Fund	2,070,190	—	—
Options Purchased	46,162	—	70
Common Stocks - Short	(2,131,308)	(44,797)	—
Unaffiliated Exchange Traded Funds - Short	(939,769)	—	—
Options Written	(66,594)	—	(171)
Other Financial Instruments*
Futures Contracts	133,325	—	—
OTC Total Return Swap Agreements	—	27,990	—

Total	$14,133,118	$846,126	$(101)

A1053

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1054

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%

COMMON STOCKS
Aerospace & Defense — 3.3%
General Dynamics Corp.	57,500	$ 12,701,750
Hexcel Corp.(a)	63,100	4,075,629
Huntington Ingalls Industries, Inc.	9,300	2,397,168
Spirit AeroSystems Holdings, Inc. (Class A Stock)	134,000	11,215,800
Textron, Inc.	14,867	876,707

		31,267,054

Airlines — 2.8%
Alaska Air Group, Inc.	36,500	2,261,540
American Airlines Group, Inc.	256,800	13,343,328
JetBlue Airways Corp.*	175,900	3,574,288
United Continental Holdings, Inc.*	99,900	6,940,053

		26,119,209

Auto Components — 1.8%
BorgWarner, Inc.	56,000	2,812,880
Goodyear Tire & Rubber Co. (The)	192,100	5,106,018
Lear Corp.	50,700	9,434,763

		17,353,661

Automobiles — 0.3%
Harley-Davidson, Inc.(a)	62,300	2,671,424

Banks — 7.5%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	3,314,550
BankUnited, Inc.	199,100	7,960,018
BB&T Corp.	113,600	5,911,744
CIT Group, Inc.	51,200	2,636,800
Citizens Financial Group, Inc.	171,800	7,212,164
Comerica, Inc.	74,800	7,175,564
Fifth Third Bancorp	288,900	9,172,575
KeyCorp	834,800	16,320,340
Regions Financial Corp.	603,600	11,214,888

		70,918,643

Beverages — 0.4%
Molson Coors Brewing Co. (Class B Stock)	48,100	3,623,373

Biotechnology — 0.2%
Eagle Pharmaceuticals, Inc.*(a)	40,100	2,112,869

Building Products — 1.3%
Johnson Controls International PLC	255,392	9,000,014
Owens Corning	42,800	3,441,120

		12,441,134

Capital Markets — 1.5%
Ameriprise Financial, Inc.	46,500	6,879,210
State Street Corp.	68,500	6,831,505

		13,710,715

Chemicals — 4.2%
Ashland Global Holdings, Inc.	77,000	5,373,830
Cabot Corp.	77,800	4,335,016
Celanese Corp. (Class A Stock)	78,313	7,847,746
Eastman Chemical Co.	78,500	8,288,030
Huntsman Corp.	250,200	7,318,350

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Valvoline, Inc.	295,691	$ 6,543,642

		39,706,614

Commercial Services & Supplies — 1.2%
Covanta Holding Corp.(a)	559,500	8,112,750
LSC Communications, Inc.	28,659	500,100
Pitney Bowes, Inc.	205,300	2,235,717
RR Donnelley & Sons Co.	76,426	667,199

		11,515,766

Communications Equipment — 1.5%
Ciena Corp.*	256,800	6,651,120
F5 Networks, Inc.*	26,200	3,788,782
Juniper Networks, Inc.	153,300	3,729,789

		14,169,691

Construction & Engineering — 0.8%
Tutor Perini Corp.*(a)	25,323	558,372
Valmont Industries, Inc.	46,200	6,759,060

		7,317,432

Consumer Finance — 1.3%
Discover Financial Services	91,600	6,588,788
Navient Corp.	140,400	1,842,048
Nelnet, Inc. (Class A Stock)	76,900	4,030,329

		12,461,165

Containers & Packaging — 0.5%
Owens-Illinois, Inc.*	166,900	3,615,054
WestRock Co.	14,220	912,497

		4,527,551

Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc.*(a)	52,600	2,501,130

Electric Utilities — 3.0%
Edison International	145,500	9,262,530
Entergy Corp.	112,500	8,862,750
FirstEnergy Corp.(a)	302,500	10,288,025

		28,413,305

Electrical Equipment — 0.5%
Acuity Brands, Inc.(a)	34,300	4,774,217

Electronic Equipment, Instruments & Components — 2.3%
Flex Ltd.*	600,400	9,804,532
Itron, Inc.*	58,996	4,221,164
Sanmina Corp.*	42,200	1,103,530
Tech Data Corp.*	59,100	5,031,183
TTM Technologies, Inc.*(a)	125,400	1,917,366

		22,077,775

Energy Equipment & Services — 0.4%
Diamond Offshore Drilling, Inc.*(a)	10,100	148,066
McDermott International, Inc.*(a)	558,700	3,402,483

		3,550,549

Equity Real Estate Investment Trusts (REITs) — 6.9%
Ashford Hospitality Prime, Inc.	25,065	243,632
Ashford Hospitality Trust, Inc.	198,300	1,281,018
CBL & Associates Properties, Inc.(a)	304,681	1,270,520
CoreCivic, Inc.	239,200	4,669,184

A1055

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
DDR Corp.(a)	301,700	$ 2,211,461
Franklin Street Properties Corp.	320,400	2,694,564
Government Properties Income Trust(a)	147,100	2,009,386
Hospitality Properties Trust	160,300	4,062,002
Host Hotels & Resorts, Inc.	161,200	3,004,768
Invitation Homes, Inc.(a)	231,318	5,280,990
Lexington Realty Trust(a)	438,300	3,449,421
Mack-Cali Realty Corp.	211,500	3,534,165
Medical Properties Trust, Inc.(a)	250,300	3,253,900
New Senior Investment Group, Inc.	184,291	1,507,500
Omega Healthcare Investors, Inc.(a)	131,100	3,544,944
Piedmont Office Realty Trust, Inc. (Class A Stock)	160,400	2,821,436
Ryman Hospitality Properties, Inc.	31,700	2,455,165
Sabra Health Care REIT, Inc.(a)	126,243	2,228,189
Select Income REIT	132,800	2,586,944
Senior Housing Properties Trust(a)	284,784	4,459,717
Summit Hotel Properties, Inc.	232,000	3,157,520
VEREIT, Inc.	390,500	2,717,880
Xenia Hotels & Resorts, Inc.	133,100	2,624,732

		65,069,038

Food & Staples Retailing — 0.5%
Kroger Co. (The)	159,700	3,823,218
SUPERVALU, Inc.*(a)	49,557	754,753

		4,577,971

Food Products — 3.6%
Archer-Daniels-Midland Co.	80,800	3,504,296
Bunge Ltd.	37,500	2,772,750
Hain Celestial Group, Inc. (The)*(a)	164,000	5,259,480
J.M. Smucker Co. (The)	33,700	4,179,137
Pilgrim’s Pride Corp.*(a)	124,600	3,066,406
Sanderson Farms, Inc.(a)	41,200	4,903,624
TreeHouse Foods, Inc.*(a)	160,700	6,149,989
Tyson Foods, Inc. (Class A Stock)	49,800	3,644,862

		33,480,544

Health Care Equipment & Supplies — 1.2%

Zimmer Biomet Holdings, Inc.	98,900	10,784,056

Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	55,100	3,453,668
Cigna Corp.	10,800	1,811,592
Envision Healthcare Corp.*(a)	295,400	11,352,222
HCA Healthcare, Inc.	74,400	7,216,800
Laboratory Corp. of America Holdings*	13,200	2,135,100
Molina Healthcare, Inc.*(a)	93,400	7,582,212
Owens & Minor, Inc.(a)	83,300	1,295,315

		34,846,909

Hotels, Restaurants & Leisure — 1.6%
Brinker International, Inc.(a)	134,300	4,848,230
SeaWorld Entertainment, Inc.*(a)	263,400	3,906,222
Wyndham Worldwide Corp.	50,700	5,801,601

		14,556,053

Household Durables — 1.7%
Ethan Allen Interiors, Inc.(a)	56,239	1,290,685
PulteGroup, Inc.	110,100	3,246,849

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Whirlpool Corp.	75,200	$ 11,513,872

		16,051,406

Independent Power & Renewable Electricity Producers — 1.1%
AES Corp.	875,700	9,956,709

Insurance — 6.2%
Aflac, Inc.	87,800	3,842,128
Allstate Corp. (The)	55,400	5,251,920
American Financial Group, Inc.	21,758	2,441,683
Everest Re Group Ltd.	20,700	5,316,174
Hartford Financial Services Group, Inc. (The)	113,000	5,821,760
Lincoln National Corp.	119,200	8,708,752
Maiden Holdings Ltd.	189,700	1,233,050
Principal Financial Group, Inc.	64,300	3,916,513
Reinsurance Group of America, Inc.	33,200	5,112,800
Universal Insurance Holdings, Inc.(a)	128,300	4,092,770
Unum Group	186,100	8,860,221
Validus Holdings Ltd.	2,200	148,390
XL Group Ltd. (Bermuda)	72,500	4,006,350

		58,752,511

IT Services — 2.1%
Amdocs Ltd.	56,400	3,763,008
Conduent, Inc.*	352,300	6,566,872
Convergys Corp.	152,500	3,449,550
Teradata Corp.*(a)	142,229	5,642,224

		19,421,654

Machinery — 2.8%
AGCO Corp.	28,000	1,815,800
Briggs & Stratton Corp.	150,500	3,222,205
Cummins, Inc.	31,000	5,024,790
Meritor, Inc.*	225,000	4,626,000
Oshkosh Corp.	43,200	3,338,064
Snap-on, Inc.(a)	16,500	2,434,410
Trinity Industries, Inc.	95,900	3,129,217
Wabash National Corp.(a)	146,800	3,054,908

		26,645,394

Media — 2.2%
AMC Networks, Inc. (Class A Stock)*(a)	72,900	3,768,930
CBS Corp. (Class B Stock)	66,600	3,422,574
Gannett Co., Inc.(a)	46,949	468,551
Lions Gate Entertainment Corp. (Class A Stock)(a)	73,350	1,894,631
Lions Gate Entertainment Corp. (Class B Stock)	73,350	1,766,268
MSG Networks, Inc. (Class A Stock)*(a)	258,600	5,844,360
TEGNA, Inc.	93,900	1,069,521
Viacom, Inc. (Class B Stock)	84,200	2,615,252

		20,850,087

Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	45,900	3,935,466

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	105,574	3,317,135
Granite Point Mortgage Trust, Inc.(a)	29,168	482,439

A1056

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
MFA Financial, Inc.	357,400	$2,691,222
PennyMac Mortgage Investment Trust	124,800	2,250,144
Starwood Property Trust, Inc.(a)	414,900	8,692,155
Two Harbors Investment Corp.	153,900	2,365,443

		19,798,538

Multiline Retail — 2.4%
Dillard’s, Inc. (Class A Stock)(a)	41,600	3,342,144
Kohl’s Corp.(a)	122,805	8,044,956
Macy’s, Inc.(a)	391,400	11,640,236

		23,027,336

Multi-Utilities — 2.2%
CenterPoint Energy, Inc.	301,100	8,250,140
Public Service Enterprise Group, Inc.	198,600	9,977,664
SCANA Corp.	63,800	2,395,690

		20,623,494

Oil, Gas & Consumable Fuels — 5.9%
Andeavor	47,100	4,736,376
Cabot Oil & Gas Corp.	298,100	7,148,438
Devon Energy Corp.	115,700	3,678,103
Marathon Petroleum Corp.	94,100	6,879,651
ONEOK, Inc.	135,700	7,724,044
PBF Energy, Inc. (Class A Stock)(a)	100,400	3,403,560
Ship Finance International Ltd. (Norway)(a)	59,900	856,570
SRC Energy, Inc.*(a)	331,477	3,125,828
Valero Energy Corp.	127,400	11,818,898
Williams Cos., Inc. (The)	250,100	6,217,486

		55,588,954

Paper & Forest Products — 0.3%
Domtar Corp.	71,600	3,045,864

Pharmaceuticals — 2.1%
Jazz Pharmaceuticals PLC*	27,800	4,197,522
Lannett Co., Inc.*(a)	29,200	468,660
Mylan NV*	66,800	2,750,156
Perrigo Co. PLC	98,451	8,204,906
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	227,800	3,893,102

		19,514,346

Professional Services — 0.5%
ManpowerGroup, Inc.	41,800	4,811,180

Road & Rail — 0.3%
Ryder System, Inc.	40,800	2,969,832

Semiconductors & Semiconductor Equipment — 2.8%
Amkor Technology, Inc.*	321,928	3,261,131
Lam Research Corp.	35,000	7,110,600
ON Semiconductor Corp.*	317,000	7,753,820
Skyworks Solutions, Inc.	80,500	8,070,930

		26,196,481

Software — 2.1%
CA, Inc.	85,500	2,898,450
Check Point Software Technologies Ltd. (Israel)*(a)	101,800	10,112,812
Nuance Communications, Inc.*	420,000	6,615,000

		19,626,262

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 3.5%
Aaron’s, Inc.	53,100	$2,474,460
Bed Bath & Beyond, Inc.(a)	58,200	1,221,618
Best Buy Co., Inc.	131,105	9,176,039
Children’s Place, Inc. (The)(a)	16,800	2,272,200
Foot Locker, Inc.	42,000	1,912,680
GameStop Corp. (Class A Stock)(a)	103,100	1,301,122
Group 1 Automotive, Inc.	31,030	2,027,500
Murphy USA, Inc.*(a)	53,000	3,858,400
Office Depot, Inc.	414,700	891,605
Party City Holdco, Inc.*(a)	277,200	4,324,320
Penske Automotive Group, Inc.(a)	77,200	3,422,276

		32,882,220

Technology Hardware, Storage & Peripherals — 3.7%
HP, Inc.	208,400	4,568,128
NCR Corp.*	131,200	4,135,424
Seagate Technology PLC(a)	97,000	5,676,440
Western Digital Corp.	177,800	16,405,606
Xerox Corp.	144,475	4,157,991

		34,943,589

Thrifts & Mortgage Finance — 0.6%
MGIC Investment Corp.*	193,500	2,515,500
Radian Group, Inc.	180,083	3,428,780

		5,944,280

Trading Companies & Distributors — 1.6%
AerCap Holdings NV (Ireland)*	234,400	11,888,768
Aircastle Ltd.	165,598	3,288,776

		15,177,544

TOTAL LONG-TERM INVESTMENTS (cost $762,849,950)		934,310,995

SHORT-TERM INVESTMENTS — 18.7%

AFFILIATED MUTUAL FUNDS — 18.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,714,720	3,714,720
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $170,551,606; includes $170,290,031 of cash collateral for securities on loan)(b)(w)	170,548,029	170,530,974

TOTAL AFFILIATED MUTUAL FUNDS (cost $174,266,326)		174,245,694

UNAFFILIATED FUND — 0.2%
BlackRock Liquidity Funds FedFund Portfolio (cost $2,331,333)	2,331,333	2,331,333

A1057

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $176,597,659)	$176,577,027

TOTAL INVESTMENTS — 117.9% (cost $939,447,609)	1,110,888,022
Liabilities in excess of other assets — (17.9)%	(168,798,408)

NET ASSETS — 100.0%	$942,089,614

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $167,119,362; cash collateral of $170,290,031 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$31,267,054	$—	$—
Airlines	26,119,209	—	—
Auto Components	17,353,661	—	—
Automobiles	2,671,424	—	—
Banks	70,918,643	—	—
Beverages	3,623,373	—	—
Biotechnology	2,112,869	—	—
Building Products	12,441,134	—	—
Capital Markets	13,710,715	—	—
Chemicals	39,706,614	—	—
Commercial Services & Supplies	11,515,766	—	—
Communications Equipment	14,169,691	—	—
Construction & Engineering	7,317,432	—	—
Consumer Finance	12,461,165	—	—
Containers & Packaging	4,527,551	—	—
Diversified Consumer Services	2,501,130	—	—
Electric Utilities	28,413,305	—	—
Electrical Equipment	4,774,217	—	—
Electronic Equipment, Instruments & Components	22,077,775	—	—
Energy Equipment & Services	3,550,549	—	—
Equity Real Estate Investment Trusts (REITs)	65,069,038	—	—
Food & Staples Retailing	4,577,971	—	—
Food Products	33,480,544	—	—
Health Care Equipment & Supplies	10,784,056	—	—
Health Care Providers & Services	34,846,909	—	—
Hotels, Restaurants & Leisure	14,556,053	—	—
Household Durables	16,051,406	—	—
Independent Power & Renewable Electricity Producers	9,956,709	—	—
Insurance	58,752,511	—	—
IT Services	19,421,654	—	—
Machinery	26,645,394	—	—
Media	20,850,087	—	—
Metals & Mining	3,935,466	—	—
Mortgage Real Estate Investment Trusts (REITs)	19,798,538	—	—
Multiline Retail	23,027,336	—	—
Multi-Utilities	20,623,494	—	—
Oil, Gas & Consumable Fuels	55,588,954	—	—

A1058

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Paper & Forest Products	$3,045,864	$—	$—
Pharmaceuticals	19,514,346	—	—
Professional Services	4,811,180	—	—
Road & Rail	2,969,832	—	—
Semiconductors & Semiconductor Equipment	26,196,481	—	—
Software	19,626,262	—	—
Specialty Retail	32,882,220	—	—
Technology Hardware, Storage & Peripherals	34,943,589	—	—
Thrifts & Mortgage Finance	5,944,280	—	—
Trading Companies & Distributors	15,177,544	—	—
Affiliated Mutual Funds	174,245,694	—	—
Unaffiliated Fund	2,331,333	—	—

Total	$1,110,888,022	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to the report.

A1059

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.4%
COMMON STOCKS — 61.5%
Aerospace & Defense — 1.3%
Airbus SE (France)	2,900	$335,698
Boeing Co. (The)	9,507	3,117,155
Embraer SA (Brazil), ADR	54,100	1,406,600
Hexcel Corp.(a)	63,018	4,070,333
Huntington Ingalls Industries, Inc.	4,919	1,267,921
Safran SA (France)	7,317	776,552

		10,974,259

Air Freight & Logistics — 0.2%
FedEx Corp.	5,769	1,385,195

Airlines — 0.7%
Delta Air Lines, Inc.(a)	49,690	2,723,509
Japan Airlines Co. Ltd. (Japan)	37,200	1,514,641
Qantas Airways Ltd. (Australia)	211,200	952,839
Ryanair Holdings PLC (Ireland), ADR*	4,882	599,754

		5,790,743

Auto Components — 1.0%
Bridgestone Corp. (Japan)	17,900	787,490
Continental AG (Germany)	2,685	741,629
Denso Corp. (Japan)	15,600	858,069
GKN PLC (United Kingdom)	252,100	1,634,072
Hyundai Mobis Co. Ltd. (South Korea)	2,098	501,149
Lear Corp.	13,380	2,489,884
Magna International, Inc. (Canada)	11,292	636,054
Toyota Industries Corp. (Japan)	21,300	1,287,677

		8,936,024

Automobiles — 0.1%
BYD Co. Ltd. (China) (Class H Stock)(a)	59,500	473,794
Peugeot SA (France)	13,900	334,704

		808,498

Banks — 6.0%
Akbank Turk A/S (Turkey)	152,448	370,683
Banco Bradesco SA (Brazil), ADR	60,703	721,152
Bancolombia SA (Colombia), ADR	12,560	527,771
Bank of America Corp.	418,660	12,555,613
Bank of the Ozarks(a)	46,982	2,267,821
Barclays PLC (United Kingdom)	260,178	760,266
Citigroup, Inc.	69,760	4,708,800
Citizens Financial Group, Inc.	94,354	3,960,981
DBS Group Holdings Ltd. (Singapore)	119,000	2,513,560
DNB ASA (Norway)	50,165	988,112
Erste Group Bank AG (Austria)*	12,991	653,102
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	91,800	561,151
HDFC Bank Ltd. (India), ADR	9,483	936,636
HSBC Holdings PLC (United Kingdom), (QMTF)	74,234	697,109
HSBC Holdings PLC (United Kingdom), (XHKG)	166,900	1,577,614
ICICI Bank Ltd. (India), ADR	78,003	690,327
JPMorgan Chase & Co.	63,850	7,021,585
KBC Group NV (Belgium)	14,900	1,297,477
Komercni banka A/S (Czech Republic)	7,487	341,486
Mediobanca Banca di Credito Finanziario SpA (Italy)	81,900	962,850

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	25,790	$3,900,480
Resona Holdings, Inc. (Japan)	233,100	1,252,901
Societe Generale SA (France)	9,148	496,832
Sumitomo Mitsui Financial Group, Inc. (Japan)	40,500	1,718,183

		51,482,492

Beverages — 1.5%
Brown-Forman Corp. (Class B Stock)(a)	16,256	884,326
Coca-Cola Amatil Ltd. (Australia)	133,500	893,960
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	17,600	726,837
Constellation Brands, Inc. (Class A Stock)	11,510	2,623,359
Diageo PLC (United Kingdom)	25,373	858,106
Heineken Holding NV (Netherlands)	18,500	1,907,526
Heineken NV (Netherlands)	7,080	761,483
Molson Coors Brewing Co. (Class B Stock)	45,272	3,410,340
Monster Beverage Corp.*	16,275	931,093

		12,997,030

Biotechnology — 1.3%
AbbVie, Inc.	38,979	3,689,363
Alexion Pharmaceuticals, Inc.*	7,667	854,564
Amgen, Inc.	18,630	3,176,042
Celgene Corp.*	15,900	1,418,439
Foundation Medicine, Inc.*(a)	10,836	853,335
Vertex Pharmaceuticals, Inc.*	6,328	1,031,337

		11,023,080

Building Products — 0.7%
Builders FirstSource, Inc.*	36,309	720,371
Johnson Controls International PLC	114,383	4,030,857
Owens Corning	10,470	841,788

		5,593,016

Capital Markets — 2.4%
Ameriprise Financial, Inc.	7,055	1,043,717
Azimut Holding SpA (Italy)	32,400	696,453
Credit Suisse Group AG (Switzerland), ADR	38,078	639,330
Daiwa Securities Group, Inc. (Japan)	222,600	1,432,629
Deutsche Boerse AG (Germany)	12,800	1,749,805
Federated Investors, Inc. (Class B Stock)(a)	29,811	995,687
Macquarie Group Ltd. (Australia)	10,900	869,134
Morgan Stanley	170,914	9,222,519
Raymond James Financial, Inc.	32,480	2,904,037
UBS Group AG (Switzerland)*	75,500	1,330,229

		20,883,540

Chemicals — 1.4%
Arkema SA (France)	8,097	1,057,056
Celanese Corp. (Class A Stock)	20,090	2,013,220
Denka Co. Ltd. (Japan)	23,000	778,661
DowDuPont, Inc.	85,733	5,462,050
Kuraray Co. Ltd. (Japan)	57,500	996,953
LANXESS AG (Germany)	11,000	843,219
Methanex Corp. (Canada)	9,895	600,132
Toray Industries, Inc. (Japan)	72,000	684,896

		12,436,187

A1060

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.3%
Cintas Corp.	6,011	$1,025,356
Copart, Inc.*	14,557	741,388
Secom Co. Ltd. (Japan)	9,200	685,264

		2,452,008

Communications Equipment — 0.6%
Cisco Systems, Inc.	104,930	4,500,448
Motorola Solutions, Inc.	8,639	909,687

		5,410,135

Construction & Engineering — 0.2%
Boskalis Westminster (Netherlands)	19,200	562,757
EMCOR Group, Inc.	7,050	549,407
MasTec, Inc.*	15,140	712,337

		1,824,501

Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	115,500	635,592
HeidelbergCement AG (Germany)	9,700	952,948
Martin Marietta Materials, Inc.	16,409	3,401,586

		4,990,126

Consumer Finance — 0.9%
American Express Co.	37,840	3,529,715
Discover Financial Services	40,141	2,887,342
FirstCash, Inc.	8,640	702,000
Green Dot Corp. (Class A Stock)*	12,147	779,352

		7,898,409

Containers & Packaging — 0.2%
Smurfit Kappa Group PLC (Ireland)	36,068	1,464,270

Distributors — 0.1%
Inchcape PLC (United Kingdom)	73,900	716,485

Diversified Financial Services — 0.6%
Challenger Ltd. (Australia)	36,900	330,470
First Pacific Co. Ltd. (Hong Kong)	566,975	308,137
Groupe Bruxelles Lambert SA (Belgium)	10,100	1,155,172
Investor AB (Sweden) (Class B Stock)	16,484	732,278
ORIX Corp. (Japan)	118,300	2,120,051
Standard Life Aberdeen PLC (United Kingdom)	134,400	678,407

		5,324,515

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	77,180	2,751,467
Inmarsat PLC (United Kingdom)	139,900	711,335
Nippon Telegraph & Telephone Corp. (Japan)	21,700	1,012,372
TDC A/S (Denmark)*	57,000	472,335
Verizon Communications, Inc.	11,280	539,410

		5,486,919

Electric Utilities — 0.9%
American Electric Power Co., Inc.	43,020	2,950,742
Exelon Corp.	73,750	2,876,988
PG&E Corp.	45,240	1,987,393

		7,815,123

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	54,100	$1,286,401
AMETEK, Inc.	43,241	3,285,019
Prysmian SpA (Italy)	47,657	1,496,535
Siemens Gamesa Renewable Energy SA (Spain)(a)	49,900	802,041

		6,869,996

Electronic Equipment, Instruments & Components — 1.1%
Coherent, Inc.*	15,660	2,934,684
Flex Ltd.*	33,900	553,587
Hitachi Ltd. (Japan)	279,200	2,033,583
Hon Hai Precision Industry Co. Ltd. (Taiwan)	210,100	655,296
Universal Display Corp.(a)	35,704	3,606,104

		9,783,254

Energy Equipment & Services — 0.5%
Core Laboratories NV(a)	6,635	718,040
Halliburton Co.	27,350	1,283,809
Schoeller-Bleckmann Oilfield Equipment AG (Austria)*	5,479	604,277
TechnipFMC PLC (United Kingdom)	45,400	1,337,029

		3,943,155

Equity Real Estate Investment Trusts (REITs) — 0.1%
British Land Co. PLC (The) (United Kingdom)	129,000	1,162,848

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	8,494	1,600,524
CVS Health Corp.	15,867	987,086
FamilyMart UNY Holdings Co. Ltd. (Japan)	8,400	699,862
METRO AG (Germany)(a)	38,100	674,001
Tesco PLC (United Kingdom)	357,600	1,034,966

		4,996,439

Food Products — 0.7%
Indofood Sukses Makmur Tbk PT (Indonesia)	491,200	257,515
JBS SA (Brazil)	143,000	404,556
Nestle SA (Switzerland)	30,567	2,416,062
Tyson Foods, Inc. (Class A Stock)	34,730	2,541,889

		5,620,022

Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	11,772	765,651
Danaher Corp.	36,185	3,542,873
Koninklijke Philips NV (Netherlands)	50,616	1,938,191

		6,246,715

Health Care Providers & Services — 2.1%
Aetna, Inc.	15,920	2,690,480
AmerisourceBergen Corp.	7,320	631,057
Humana, Inc.	5,172	1,390,389
McKesson Corp.	15,630	2,201,798
Sonic Healthcare Ltd. (Australia)	53,500	946,639
UnitedHealth Group, Inc.	47,432	10,150,448

		18,010,811

Health Care Technology — 0.1%
Cotiviti Holdings, Inc.*	21,117	727,269

A1061

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	12,973	$850,769
Hilton Grand Vacations, Inc.*	22,268	957,969
MGM China Holdings Ltd. (Macau)	114,400	297,542
Penn National Gaming, Inc.*(a)	28,657	752,533
Royal Caribbean Cruises Ltd.	27,300	3,214,302
Sodexo SA (France)	5,356	539,071
Starbucks Corp.	46,982	2,719,788
TUI AG (Germany)	44,900	962,520
Wyndham Worldwide Corp.	19,140	2,190,190

		12,484,684

Household Durables — 1.0%
Lennar Corp. (Class A Stock)	37,460	2,207,892
Lennar Corp. (Class B Stock)	976	46,545
Mohawk Industries, Inc.*	3,295	765,165
Persimmon PLC (United Kingdom)	11,700	415,258
PulteGroup, Inc.	97,751	2,882,677
Sony Corp. (Japan)	38,600	1,899,132

		8,216,669

Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd. (Hong Kong)	131,400	1,578,807
DCC PLC (United Kingdom)	11,000	1,013,506
Siemens AG (Germany)	12,205	1,557,327
Toshiba Corp. (Japan)*	402,400	1,173,692

		5,323,332

Insurance — 2.7%
Allianz SE (Germany)	5,221	1,180,246
Allstate Corp. (The)	32,390	3,070,572
American International Group, Inc.	55,769	3,034,949
Aviva PLC (United Kingdom)	266,038	1,856,699
China Life Insurance Co. Ltd. (China) (Class H Stock)	215,000	601,095
Chubb Ltd.	17,104	2,339,314
Everest Re Group Ltd.	3,007	772,258
Hartford Financial Services Group, Inc. (The)	48,970	2,522,934
Lincoln National Corp.	38,110	2,784,317
MetLife, Inc.	64,247	2,948,295
MS&AD Insurance Group Holdings, Inc. (Japan)	42,000	1,304,668
Talanx AG (Germany)	16,500	717,431

		23,132,778

Internet & Direct Marketing Retail — 0.9%
Amazon.com, Inc.*	3,702	5,358,053
Netflix, Inc.*	6,730	1,987,706

		7,345,759

Internet Software & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	3,781	3,921,426
Alphabet, Inc. (Class C Stock)*	5,077	5,238,398
Facebook, Inc. (Class A Stock)*	15,334	2,450,220

		11,610,044

IT Services — 1.8%
Amadeus IT Group SA (Spain)	14,622	1,082,075
Cognizant Technology Solutions Corp. (Class A Stock)	12,001	966,081

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
DXC Technology Co.	33,800	$3,397,914
Fujitsu Ltd. (Japan)	42,700	259,485
Visa, Inc. (Class A Stock)(a)	80,566	9,637,305

		15,342,860

Leisure Products — 0.1%
Polaris Industries, Inc.(a)	5,555	636,159

Life Sciences Tools & Services — 0.2%
ICON PLC*	14,781	1,746,227

Machinery — 1.4%
Cummins, Inc.	12,210	1,979,119
Deere & Co.	23,373	3,630,294
FANUC Corp. (Japan)	5,200	1,338,236
Ingersoll-Rand PLC	37,949	3,245,019
Meritor, Inc.*	31,728	652,328
Mitsubishi Heavy Industries Ltd. (Japan)	20,700	798,171
Oshkosh Corp.	10,005	773,086

		12,416,253

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	600	936,348

Media — 1.1%
Comcast Corp. (Class A Stock)	94,927	3,243,656
ITV PLC (United Kingdom)	201,061	407,001
Mediaset Espana Comunicacion SA (Spain)	65,800	670,279
Publicis Groupe SA (France)	23,427	1,631,266
Sirius XM Holdings, Inc.(a)	94,310	588,494
UBM PLC (United Kingdom)	60,577	797,422
Vivendi SA (France)	77,500	2,009,951

		9,348,069

Metals & Mining — 0.8%
ArcelorMittal (Luxembourg)*	48,000	1,524,591
BHP Billiton Ltd. (Australia), ADR(a)	8,070	358,550
BHP Billiton PLC (Australia), ADR(a)	13,800	548,274
Freeport-McMoRan, Inc.*	35,580	625,141
Norsk Hydro ASA (Norway)	86,884	515,369
Rio Tinto PLC (United Kingdom), ADR(a)	11,647	600,170
South32 Ltd. (Australia)	324,000	814,268
Steel Dynamics, Inc.	20,915	924,861
voestalpine AG (Austria)	12,287	644,542

		6,555,766

Multi-Utilities — 0.6%
Engie SA (France)	112,700	1,881,922
National Grid PLC (United Kingdom)	113,323	1,275,616
Veolia Environnement SA (France)	69,400	1,648,764

		4,806,302

Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp.	48,051	2,902,761
Chevron Corp.	43,310	4,939,072
Eni SpA (Italy)	74,500	1,312,338
EOG Resources, Inc.	7,505	790,051
Exxon Mobil Corp.	54,700	4,081,167
JXTG Holdings, Inc. (Japan)	249,600	1,521,706
Marathon Petroleum Corp.	41,320	3,020,905
Occidental Petroleum Corp.	48,853	3,173,491

A1062

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	16,301	$519,305
Statoil ASA (Norway), ADR(a)	32,025	757,391
TOTAL SA (France)	19,200	1,100,539
Valero Energy Corp.	35,790	3,320,238

		27,438,964

Personal Products — 0.2%
Unilever PLC (United Kingdom)	29,383	1,629,653

Pharmaceuticals — 2.7%
Allergan PLC	34,682	5,836,633
Astellas Pharma, Inc. (Japan)	123,900	1,895,173
Bayer AG (Germany)	7,600	856,777
Bristol-Myers Squibb Co.	13,395	847,234
Merck KGaA (Germany)	18,381	1,763,621
Novartis AG (Switzerland)	30,367	2,456,110
Novartis AG (Switzerland), ADR	10,380	839,222
Pfizer, Inc.	137,130	4,866,744
Roche Holding AG (Switzerland)	2,844	652,405
Sanofi (France)	17,858	1,432,929
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	96,500	597,833
Zoetis, Inc.	17,170	1,433,867

		23,478,548

Professional Services — 0.1%
RELX NV (United Kingdom)	26,143	541,916

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	54,500	2,573,490
CK Asset Holdings Ltd. (Hong Kong)	118,800	1,002,562
Savills PLC (United Kingdom)	22,600	311,437
Vonovia SE (Germany)	8,708	431,829

		4,319,318

Road & Rail — 0.1%
Kansas City Southern	6,746	741,048

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Semiconductor Engineering, Inc. (Taiwan)	452,487	660,161
Applied Materials, Inc.	126,785	7,050,514
Broadcom Ltd.	12,799	3,016,084
Infineon Technologies AG (Germany)	67,600	1,817,984
Intel Corp.	112,444	5,856,083
Marvell Technology Group Ltd. (Bermuda)(a)	158,426	3,326,945
Micron Technology, Inc.*	12,215	636,890
ON Semiconductor Corp.*	36,674	897,046
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	103,000	872,431

		24,134,138

Software — 3.3%
Adobe Systems, Inc.*	9,305	2,010,624
Check Point Software Technologies Ltd. (Israel)*(a)	4,700	466,897
Fortinet, Inc.*	20,081	1,075,941
Intuit, Inc.	8,844	1,533,107
Micro Focus International PLC (United Kingdom)	15,980	223,138

		Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Microsoft Corp.		168,806	$15,406,923
Paycom Software, Inc.*(a)		5,243	563,046
PTC, Inc.*		56,069	4,373,943
SAP SE (Germany)		17,000	1,784,694
Square Enix Holdings Co. Ltd. (Japan)		17,900	808,426

			28,246,739

Specialty Retail — 1.6%
Best Buy Co., Inc.		44,390	3,106,856
CECONOMY AG (Germany)		50,800	584,059
Home Depot, Inc. (The)		57,514	10,251,295

			13,942,210

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.		87,351	14,655,750
HP, Inc.		34,930	765,666
Samsung Electronics Co. Ltd. (South Korea)		695	1,623,851
Western Digital Corp.		19,700	1,817,719

			18,862,986

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.		27,956	4,233,377
VF Corp.		8,650	641,138

			4,874,515

Tobacco — 0.4%
Altria Group, Inc.		35,840	2,233,549
Imperial Brands PLC (United Kingdom)		48,006	1,634,577

			3,868,126

Trading Companies & Distributors — 0.7%
Rexel SA (France)		27,100	459,067
United Rentals, Inc.*		25,082	4,332,414
W.W. Grainger, Inc.(a)		3,775	1,065,569

			5,857,050

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)		683,000	1,082,054

Wireless Telecommunication Services — 0.5%
China Mobile Ltd. (China)		126,500	1,159,422
Rogers Communications, Inc. (Canada) (Class B Stock)		7,154	319,641
SoftBank Group Corp. (Japan)		14,400	1,074,114
T-Mobile US, Inc.*		10,380	633,595
Vodafone Group PLC (United Kingdom)		429,148	1,174,160

			4,360,932

TOTAL COMMON STOCKS (cost $436,268,679)			526,332,511

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.5%
Automobiles — 0.8%
Ally Auto Receivables Trust,
Series 2015-1, Class A3
1.390%	09/16/19	28	28,243
Series 2015-2, Class A3

A1063

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
1.490%	11/15/19	43	$ 43,168
Series 2016-1, Class A3
1.470%	04/15/20	45	45,239
Series 2017-2, Class A2
1.490%	11/15/19	103	102,433
Series 2017-3, Class A3
1.740%	09/15/21	890	878,971
AmeriCredit Automobile Receivables Trust,
Series 2016-1, Class B
2.300%	03/08/21	303	301,497
Series 2017-1, Class A2A
1.510%	05/18/20	31	30,578
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	970	964,681
BMW Vehicle Lease Trust,
Series 2016-1, Class A3
1.340%	01/22/19	49	48,823
CarMax Auto Owner Trust,
Series 2016-3, Class A3
1.390%	05/17/21	443	437,724
Series 2017-1, Class A3
1.980%	11/15/21	235	232,751
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	112	111,188
Drive Auto Receivables Trust,
Series 2017-3, Class A2A
1.650%	08/15/19	148	148,202
Enterprise Fleet Financing LLC,
Series 2017-1, Class A2, 144A
2.130%	07/20/22	173	172,428
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 144A
3.190%	07/15/31	700	697,518
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3
1.620%	09/20/19	557	555,276
Series 2017-3, Class A4
2.120%	09/20/21	820	808,732
Series 2018-1, Class A3
2.610%	01/20/21	441	439,577
GM Financial Consumer Automobile,
Series 2017-1A, Class A2A, 144A
1.510%	03/16/20	209	208,495
Honda Auto Receivables Owner Trust,
Series 2017-3, Class A1
1.280%	10/18/18	9	9,152
Nissan Auto Lease Trust,
Series 2017-B, Class A2B, 1 Month LIBOR + 0.210%
1.987%(c)	12/16/19	246	246,123
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320%
2.097%(c)	10/17/22	677	677,135
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	78	77,943

			7,265,877

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Credit Cards — 0.3%
Capital One Multi-Asset Execution Trust,
Series 2017-A6, Class A6
2.290%	07/15/25	283	$ 275,689
GE Capital Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	468,946
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%	03/15/22	770	766,227
World Financial Network Credit Card Master Trust,
Series 2017-C, Class A
2.310%	08/15/24	758	744,872

			2,255,734

Equipment — 0.2%
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	644	637,711
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	227	225,375
CNH Equipment Trust,
Series 2017-A, Class A2
1.640%	07/15/20	186	185,451
Dell Equipment Finance Trust,
Series 2017-2, Class A2A, 144A
1.970%	02/24/20	247	245,865
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	126	124,911
Textainer Marine Containers V Ltd. (Bermuda),
Series 2017-1A, Class A, 144A
3.720%	05/20/42	321	320,800

			1,740,113

Other — 0.7%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	551	565,753
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II, 144A
4.474%	10/25/45	1,105	1,149,834
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	725	723,416
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	800	811,558
NYCTL Trust,
Series 2017-A, Class A, 144A
1.870%	11/10/30	419	415,318
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A
4.472%	05/20/46	331	337,439
Taco Bell Funding LLC,
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	464	466,710

A1064

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Other (cont’d.)
Verizon Owner Trust,
Series 2016-2A, Class A, 144A
1.680%	05/20/21	366	$ 361,863
Series 2016-2A, Class B, 144A
2.150%	05/20/21	800	788,728

			5,620,619

Small Business Loan — 0.5%
SBA Small Business Investment Cos.,
Series 2017-10A, Class 1
2.845%	03/10/27	893	898,612
Series 2017-10B, Class 1
2.518%	09/10/27	742	729,906
Series 2018-10A, Class 1
3.187%	03/10/28	1,100	1,097,719
United States Small Business Administration,
Series 2011-20J, Class 1
2.760%	10/01/31	704	699,279
Series 2012-20C, Class 1
2.510%	03/01/32	508	502,848
Series 2014-20L, Class 1
2.700%	12/01/34	738	730,445

			4,658,809

TOTAL ASSET-BACKED SECURITIES (cost $21,656,579)			21,541,152

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	705	711,423
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class A, 144A
3.531%	10/15/34	1,150	1,160,834
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3
3.839%	12/10/54	134	135,839
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	550	573,064
Series 2014-GC25, Class B
4.345%(cc)	10/10/47	275	279,283
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	935	960,172
Series 2012-CR2, Class A4
3.147%	08/15/45	534	532,665
Series 2013-CR12, Class ASB
3.623%	10/10/46	250	254,344
Series 2015-PC1, Class A5
3.902%	07/10/50	145	148,700
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
4.935%(cc)	01/10/34	780	795,442
DBJPM Mortgage Trust,
Series 2016-C3, Class A5
2.890%	09/10/49	950	906,002

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A2, 144A
4.528%	11/10/46	68	$ 68,509
FREMF Mortgage Trust,
Series 2012-K705, Class B, 144A
4.159%(cc)	09/25/44	279	280,054
Government National Mortgage Assoc.,
Series 2014-130, Class DA
2.400%	12/16/44	1,221	1,191,552
Series 2014-17, Class AM
2.522%(cc)	06/16/48	607	619,922
Series 2014-40, Class AC
2.400%(cc)	11/16/41	1,017	1,018,568
Series 2012-2, Class AB
2.105%	03/16/37	264	261,613
Series 2011-142, Class A
2.337%	10/16/40	79	78,048
Series 2013-194, Class AE
2.750%(cc)	11/16/44	284	275,370
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	900	920,059
Series 2016-JP2, Class A4
2.822%	08/15/49	81	76,848
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	209,894
Motel 6 Trust,
Series 2017-MTL6, Class B, 1 Month LIBOR + 1.190%, 144A
2.967%(c)	08/15/34	820	822,070
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
3.686%(c)	02/15/35	500	499,631
UBS Commercial Mortgage Trust,
Series 2018-C8, Class A4
3.983%	02/15/51	463	476,976
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	60,871
Series 2012-C4, Class A3
2.533%	12/10/45	97	95,945
Series 2013-C5, Class AAB
2.687%	03/10/46	88	87,767
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	198,936
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	470	469,528
Series 2016-C35, Class A4
2.931%	07/15/48	310	297,184
WFRBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(cc)	02/15/44	440	459,242
Series 2012-C9, Class B
3.840%	11/15/45	1,150	1,158,866

A1065

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-C15, Class A4
4.153%(cc)	08/15/46		725	$754,273
Series 2014-C19, Class B
4.723%(cc)	03/15/47		825	860,520

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,145,673)				17,700,014

CORPORATE BONDS — 10.2%
Aerospace & Defense — 0.1%
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21		590	602,538

Agriculture — 0.0%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.375%	08/11/25		348	341,806

Airlines — 0.2%
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29		435	415,769
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30		790	745,313
Ethiopian Leasing 2012 LLC,
Gov’t. Gtd. Notes
2.646%	05/12/26		535	531,731

				1,692,813

Auto Manufacturers — 0.3%
BMW Bank of North America,
Certificate of Deposit
1.900%	09/08/20		229	225,261
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.250%	03/02/20		250	246,076
2.450%	05/18/20		417	411,084
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26	(a)	638	631,101
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		26	25,775
3.250%	01/05/23		177	172,798
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.750%	09/27/19		306	299,514
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/13/20		127	124,491

				2,136,100

Banks — 2.4%
American Express Centurion Bank,
Certificate of Deposit
2.300%	04/05/21		245	240,463

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22		695	$684,067
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.000%	12/31/99		600	603,227
Bank of America Corp.,
Jr. Sub. Notes
6.500%	10/29/49		560	602,055
Sr. Unsec’d. Notes, 144A
3.004%	12/20/23		919	901,408
Sr. Unsec’d. Notes, GMTN
2.369%	07/21/21		245	240,416
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	(a)	280	289,046
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.300%	09/11/19		350	347,301
2.950%	01/29/23		368	363,376
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.650%	06/14/19		371	366,201
Bank One Michigan,
Sub. Notes
8.250%	11/01/24		600	743,665
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		450	493,808
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.124%(c)	05/22/22		485	491,408
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	(a)	258	249,186
Capital One NA,
Certificate of Deposit
2.250%	05/24/21		245	239,618
Sr. Unsec’d. Notes
2.250%	09/13/21		250	240,520
2.350%	01/31/20		469	461,403
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%	01/24/23	(a)	446	440,617
7.875%	05/15/25		715	879,408
Citizens Financial Group, Inc.,
Sub. Notes
5.158%	06/29/23		555	558,730
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%	12/29/49		475	519,417
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.272%	09/29/25		674	648,827
6.250%	02/01/41		500	634,010
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24		665	668,506

A1066

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	805	$802,617
3.900%	07/15/25	259	261,101
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
6.375%	01/21/21	605	658,053
Jr. Sub. Notes, 144A
12.000%	12/29/49	450	566,063
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%	11/07/23	360	347,050
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	396	388,014
Sub. Notes, MTN
5.000%	11/24/25	565	590,827
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22(a)	254	255,346
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	380	378,109
Societe Generale SA (France),
Jr. Sub. Notes, EMTN
8.250%	11/29/48	600	617,999
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23	500	492,572
State Street Corp.,
Sr. Unsec’d. Notes
2.653%	05/15/23	120	117,187
3.300%	12/16/24	491	486,820
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.800%	03/14/22	307	302,744
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	131	130,234
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%	12/29/49	570	587,157
Sr. Unsec’d. Notes
2.100%	07/26/21	540	521,486
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25	786	771,609
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.750%	01/11/23	193	188,011

			20,369,682

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	362	383,020
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	685	708,576

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44	250	$258,282

			1,349,878

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	137	133,674

Building Materials — 0.1%
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	490	620,364
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	600	625,500

			1,245,864

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	03/01/23	420	485,486
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
5.750%	03/15/19	84	86,351

			571,837

Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22	163	164,239
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	169	165,286
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38	117	119,558
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	595	609,131

			1,058,214

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25	126	121,269
4.650%	02/23/46	309	340,270
DXC Technology Co.,
Sr. Unsec’d. Notes
7.450%	10/15/29	530	651,892
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24	231	234,842

			1,348,273

Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	10/15/33	545	669,256

A1067

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	310	$ 326,570

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.650%	07/21/27	720	674,245
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%(cc)	01/02/25	659	767,062
American Express Co.,
Sr. Unsec’d. Notes
3.400%	02/27/23(a)	316	314,934
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	09/14/20	144	142,373
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22	595	648,206
Capital One Bank USA NA,
Certificate of Deposit
2.250%	04/19/21	245	239,902
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23	755	766,958
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25	414	396,964
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	703	695,355
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21	543	537,359
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	149	147,265
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.400%	02/07/28	360	353,451
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	673	685,599
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	415	405,152
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	338	324,235
1.900%	07/12/24	726	706,682

			7,805,742

Electric — 0.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.150%	11/15/43	434	499,545
Sr. Unsec’d. Notes, 144A
3.800%	07/15/48	243	231,634

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48	93	$ 93,475
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40	554	663,539
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	535	631,641
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%(cc)	03/28/25	167	214,848
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.750%	02/15/44	269	277,669
Sr. Unsec’d. Notes, 144A
3.300%	12/01/27(a)	435	411,656
PacifiCorp,
First Mortgage
3.850%	06/15/21	526	539,239
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.150%	01/15/26	217	209,786
3.800%	09/15/47	192	185,457

			3,958,489

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/26	169	156,201

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	635	621,506

Foods — 0.3%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	650	677,699
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21	68	68,301
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21	470	472,938
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	640	608,000
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	425	420,677

			2,247,615

Healthcare-Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
7.000%	08/01/27	530	631,918

A1068

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	690	$669,896

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	610	600,849
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	12/15/22	300	310,313

			911,162

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/23	750	769,796

Insurance — 0.6%
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	380	374,059
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	680	802,479
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	696,419
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	585	701,341
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	555	690,566
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	765	763,363
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	550	579,948
Validus Holdings Ltd.,
Sr. Unsec’d. Notes
8.875%	01/26/40	440	674,756

			5,282,931

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24	379	367,745
3.875%	08/22/37	595	592,893

			960,638

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	218	215,888
2.800%	03/06/23	198	194,179

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	625	$654,390

			1,064,457

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	206	214,411
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	600	600,749
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	350	353,442
4.600%	08/15/45	220	227,975
4.650%	07/15/42	398	416,520
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	438	426,209
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.850%	07/30/26	171	152,322
2.350%	12/01/22	193	186,589

			2,578,217

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35	580	605,207

Miscellaneous Manufacturing — 0.2%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/27	720	698,689
General Electric Co.,
Jr. Sub. Notes
5.000%	01/21/21(a)	802	793,979
Sr. Unsec’d. Notes
2.700%	10/09/22	402	389,830

			1,882,498

Oil & Gas — 0.5%
Andeavor,
Gtd. Notes
4.750%	12/15/23	530	550,661
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	398	386,239
2.954%	05/16/26	383	368,474
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	295	299,057
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25	320	320,615
Petroleos Mexicanos (Mexico),
Gtd. Notes, MTN
6.875%	08/04/26	399	438,501

A1069

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22(a)	645	$624,038
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	863	833,700
Statoil ASA (Norway),
Gtd. Notes
2.450%	01/17/23	224	216,981
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	02/15/26	480	463,200

			4,501,466

Pharmaceuticals — 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.875%	06/01/26	185	170,470
4.780%	03/25/38	409	414,534
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	636	686,610
CVS Pass-Through Trust Series 2014,
Pass-Through Certificates, 144A
4.163%	08/11/36	459	436,778
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20(a)	253	248,458
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38	329	316,345
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
5.900%	11/01/39	250	303,296
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45(a)	350	341,467

			2,917,958

Pipelines — 0.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25	90	91,499
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26	180	181,998
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24	465	466,466
5.000%	10/01/21	160	166,873
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	03/01/28	257	255,879
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	470	446,470

			1,609,185

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate — 0.1%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.400%, 144A
2.406%(c)	09/01/26	1,351	$1,253,966

Real Estate Investment Trusts (REITs) — 0.1%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	615	607,313
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	600	584,222

			1,191,535

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24(a)	640	612,160
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	525	549,840

			1,162,000

Semiconductors — 0.0%
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.950%	06/01/24	310	297,454

Software — 0.4%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	775	789,365
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	382	407,936
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	633	700,771
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	301	288,305
2.500%	10/15/22	346	337,348
4.300%	07/08/34	675	712,614

			3,236,339

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	186	179,220
4.250%	03/01/27	150	151,632
4.900%	08/14/37	324	325,829
5.250%	03/01/37	575	608,278
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	700	694,309
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	670	649,899
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,098	1,091,262

A1070

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	715	$687,294
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	690	681,445
5.150%	09/15/23	165	178,017
5.250%	03/16/37	376	405,445

			5,652,630

Transportation — 0.4%
BNSF Railway Co. 2015-1 Pass-Through Trust,
Pass-Through Certificates, 144A
3.442%	06/16/28	259	258,139
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	414	427,562
5.720%	01/15/24	257	279,879
8.251%	01/15/21	32	33,968
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44	296	318,887
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	729	796,934
FedeEx Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	229	244,208
Union Pacific Railroad Co. 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	114	119,255
Union Pacific Railroad Co. 2004 Pass-Through Trust,
Pass-Through Certificates
5.404%	07/02/25	410	429,928
Union Pacific Railroad Co. 2005 Pass-Through Trust,
Pass-Through Certificates
5.082%	01/02/29	274	292,757
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	211	233,011

			3,434,528

TOTAL CORPORATE BONDS (cost $88,539,633)			87,249,839

SOVEREIGN BONDS — 0.1%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.240%	02/06/28	230	225,515
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	02/10/48	225	213,525
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	250	245,140

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/26/26	391	$366,161
4.625%	10/04/47	200	190,749

TOTAL SOVEREIGN BONDS (cost $1,288,980)			1,241,090

MUNICIPAL BONDS — 1.0%
California — 0.5%
San Jose Redevelopment Agency Successor Agency,
Tax Allocation
3.375%	08/01/34	1,240	1,200,258
State of California,
General Obligation Unlimited
7.600%	11/01/40	550	850,817
7.700%	11/01/30	760	860,077
7.950%	03/01/36	690	755,529
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	262,449

			3,929,130

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	550	606,843

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.940%	08/01/23	445	443,888

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	940	1,101,539

Oregon — 0.1%
Port of Morrow,
Revenue Bonds
3.371%	09/01/25	650	652,035

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.827%(s)	04/15/22	710	618,126

Texas — 0.1%
City of Fort Worth TX,
Revenue Bonds
4.088%	03/01/37	645	652,882
Cypress-Fairbanks Independent School District,
General Obligation Unlimited
6.629%	02/15/38	665	687,424

			1,340,306

Washington — 0.0%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24	35	34,419

TOTAL MUNICIPAL BONDS (cost $8,701,324)			8,726,286

A1071

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Fannie Mae REMICS,
Series 2003-49, Class YC
4.000%	06/25/23	85	$ 86,552
Series 2005-121, Class DX
5.500%	01/25/26	186	197,121
Series 2010-135, Class EA
3.000%	01/25/40	11	10,862
Series 2017-38, Class JA
3.000%	03/25/47	882	876,828
Series 2017-82, Class PA
3.000%	04/25/45	81	80,571
FDIC Guaranteed Notes Trust,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	249	246,581
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	99	98,868
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%
2.601%(c)	07/25/44	25	24,847
Freddie Mac REMICS,
Series 4413, Class HC
3.000%	03/15/40	1,092	1,084,383
Series 4703, Class KA
3.500%	02/15/43	394	400,246
Series 4764, Class EA
3.500%	02/15/44	1,044	1,053,822
Government National Mortgage Assoc.,
Series 2010-105, Class PC
2.000%	06/20/39	65	63,016
Series 2013-19, Class BA
2.500%	12/20/42	184	178,760
Series 2014-123, Class PC
2.500%	09/20/43	140	139,252
Sequoia Mortgage Trust 2014-4,
Series 2014-4, Class A6, 144A
3.500%(cc)	11/25/44	1,178	1,176,093

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,783,515)			5,717,802

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Federal Farm Credit Banks
3.150%	11/21/23	538	538,008
3.300%	04/03/24	702	701,678
3.550%	09/08/26	1,009	1,009,135
3.600%	02/28/28	533	533,368
3.700%	03/13/28	1,212	1,212,195
3.770%	03/28/28	966	966,435
Federal Home Loan Banks
1.500%(cc)	11/22/22	1,940	1,929,708
1.662%(s)	04/27/18	935	933,922
3.620%	03/13/28	395	395,219
3.625%	03/19/27	200	199,563
3.625%	04/05/27	430	429,357
3.700%	03/28/28	250	249,821
3.875%	04/11/30	220	220,081

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.
1.500%(cc)	11/22/22	1,455	$ 1,447,281
1.700%(cc)	11/22/22	1,939	1,927,748
2.500%	04/01/28	319	314,726
2.750%	09/08/36	288	260,686
3.000%	11/01/42	208	204,153
3.000%	11/01/46	714	697,560
3.000%	12/01/46	226	221,000
3.000%	01/01/47	239	233,397
3.500%	04/01/32	361	368,876
3.500%	08/01/32	303	309,763
3.500%	04/01/34	242	247,053
3.500%	05/01/34	342	348,000
3.500%	08/01/34	491	500,111
3.500%	07/01/42	58	58,154
3.500%	06/01/46	194	194,578
3.500%	08/01/46	407	408,303
4.000%	01/01/40	528	546,504
4.500%	08/01/25	273	284,054
4.500%	06/01/31	146	153,411
4.500%	07/01/44	667	701,571
4.500%	08/01/46	156	163,095
5.000%	08/01/41	670	727,383
Federal National Mortgage Assoc.
2.500%	07/01/26	217	216,266
3.000%	09/01/26	576	580,108
3.000%	12/01/26	147	147,742
3.000%	07/01/43	720	708,830
3.000%	11/01/46	314	306,128
3.500%	04/01/32	91	92,619
3.500%	08/01/34	160	162,499
3.500%	10/01/34	532	542,233
3.500%	12/01/34	297	302,729
3.500%	02/01/41	258	260,794
3.500%	03/01/42	306	308,668
3.500%	07/01/42	22	21,741
3.500%	06/01/45	747	751,713
3.500%	05/01/46	344	344,992
3.500%	06/01/46	740	742,859
4.000%	10/01/33	437	455,305
4.000%	10/01/34	261	271,378
4.000%	11/01/34	164	171,214
4.000%	04/01/39	594	614,856
4.000%	06/01/39	597	616,939
4.000%	12/01/40	318	329,646
4.000%	01/01/41	20	20,792
4.000%	02/01/45	885	914,969
4.000%	03/01/45	617	639,644
4.000%	06/01/45	1,349	1,387,662
4.000%	07/01/45	684	705,750
4.000%	02/01/46	186	190,781
4.000%	03/01/46	964	995,385
4.000%	07/01/46	751	771,703
4.000%	08/01/47	362	372,462
4.000%	01/01/48	206	211,808
4.500%	07/01/19	21	21,167
4.500%	12/01/29	149	156,539
4.500%	04/01/31	252	264,874

A1072

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	08/01/40	488	$ 516,203
4.500%	01/01/41	347	370,207
4.500%	06/01/41	120	126,555
5.000%	11/01/33	97	104,954
5.000%	06/01/40	137	148,479
5.000%	05/01/41	537	580,083
5.000%	10/01/41	201	217,293
5.500%	01/01/21	7	7,456
Government National Mortgage Assoc.
3.500%	01/15/42	269	273,070
3.500%	05/20/46	374	377,887
Overseas Private Investment Corp.
1.612%(s)	06/10/18	1,250	1,304,899
2.320%(s)	11/15/20	500	536,637
5.142%	12/15/23	430	459,831

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,638,679)			39,262,246

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds
2.250%	08/15/46	712	613,293
2.500%	02/15/46	290	263,934
2.500%	05/15/46	845	768,422
2.750%	08/15/47	69	65,946
2.750%	11/15/47	784	749,486
4.375%	02/15/38	47	57,830
3.125%	08/15/44	8,330	8,577,948
3.750%	11/15/43	2,410	2,752,766
4.500%	02/15/36	895	1,105,919
5.250%	11/15/28	3,615	4,441,508
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	982	1,017,714
0.375%	01/15/27	675	674,656
0.625%	07/15/21	445	495,073
0.750%	02/15/45	569	577,160
1.000%	02/15/46	1,335	1,429,542
2.375%	01/15/25	1,645	2,421,023
U.S. Treasury Notes
1.250%	01/31/20	4,800	4,711,875
1.375%	08/31/20	526	513,960
1.750%	06/30/22	1,684	1,632,099
1.875%	07/31/22	2,350	2,286,936
2.000%	05/31/21	1,884	1,859,493
2.000%	06/30/24	2,771	2,666,546
2.125%	12/31/22	285	279,512
2.250%	10/31/24	1,667	1,624,348
2.250%	11/15/27	1,555	1,489,520
2.500%	08/15/23	957	952,514
2.500%	01/31/25	2,003	1,980,466
2.625%	08/15/20	2,430	2,445,282
2.750%	02/15/28	649	649,330

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,581,078)			49,104,101

TOTAL LONG-TERM INVESTMENTS (cost $669,604,140)			756,875,041

		Shares	Value
SHORT-TERM INVESTMENTS — 16.1%

AFFILIATED MUTUAL FUNDS — 15.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		97,246,656	$ 97,246,656
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $37,240,104; includes $37,191,422 of cash collateral for securities on loan)(b)(w)		37,241,063	37,237,338

TOTAL AFFILIATED MUTUAL FUNDS (cost $134,486,760)			134,483,994

		Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
1.410%	06/07/18	2,900	2,891,165
(cost $2,892,504)

TOTAL SHORT-TERM INVESTMENTS (cost $137,379,264)			137,375,159

TOTAL INVESTMENTS — 104.5% (cost $806,983,404)			894,250,200
Liabilities in excess of other assets(z) — (4.5)%			(38,194,971)
NET ASSETS — 100.0%			$ 856,055,229

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,856,154; cash collateral of $37,191,422 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A1073

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
67	5 Year U.S. Treasury Notes	Jun. 2018	$7,668,883	$36,125
68	10 Year U.S. Treasury Notes	Jun. 2018	8,237,562	87,343
32	20 Year U.S. Treasury Bonds	Jun. 2018	4,692,000	142,852
161	Mini MSCI EAFE Index	Jun. 2018	16,104,830	(281,525)
46	Russell 2000 Mini Index	Jun. 2018	3,521,760	(161,230)
261	S&P 500 E-Mini Index	Jun. 2018	34,491,150	(1,321,665)
13	S&P Mid Cap 400 E-Mini Index	Jun. 2018	2,448,030	(93,405)

				$(1,591,505)

A security with a market value of $2,891,165 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$392,054,414	$134,278,097	$—
Asset-Backed Securities
Automobiles	—	7,265,877	—
Credit Cards	—	2,255,734	—
Equipment	—	1,740,113	—
Other	—	5,620,619	—
Small Business Loan	—	4,658,809	—
Commercial Mortgage-Backed Securities	—	17,700,014	—
Corporate Bonds	—	87,249,839	—
Municipal Bonds	—	8,726,286	—
Residential Mortgage-Backed Securities	—	5,717,802	—
Sovereign Bonds	—	1,241,090	—
U.S. Government Agency Obligations	—	39,262,246	—
U.S. Treasury Obligations	—	51,995,266	—
Affiliated Mutual Funds	134,483,994	—	—
Other Financial Instruments*
Futures Contracts	(1,591,505)	—	—

Total	$524,946,903	$367,711,792	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1074

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 93.8%
Argentina — 0.6%
Adecoagro SA*	33,500	$251,920
Banco Macro SA, ADR	1,290	139,281
BBVA Banco Frances SA, ADR	5,600	127,736
Cresud SACIF y A, ADR	16,500	332,475
Grupo Financiero Galicia SA, ADR	4,830	317,621
MercadoLibre, Inc.	2,178	776,217
Pampa Energia SA*	43,686	104,696
Pampa Energia SA, ADR*(a)	7,896	470,602
Transportadora de Gas del Sur SA (Class B Stock), ADR*	24,930	507,076

		3,027,624

Bahrain — 0.7%
Ahli United Bank BSC	2,322,552	1,619,127
Al Salam Bank-Bahrain BSC	2,267,959	734,216
GFH Financial Group BSC	1,595,344	588,769
Ithmaar Holding BSC*	3,309,705	373,005

		3,315,117

Botswana — 0.4%
Barclays Bank of Botswana Ltd.	466,032	297,970
Botswana Insurance Holdings Ltd.	123,564	232,559
Choppies Enterprises Ltd.	534,631	135,483
First National Bank of Botswana Ltd.	885,555	208,341
Letshego Holdings Ltd.	1,667,377	324,172
Sechaba Breweries Holdings Ltd.	401,237	792,842
Standard Chartered Bank Botswana Ltd.	91,217	47,207
Turnstar Holdings Ltd.	52,065	17,807

		2,056,381

Brazil — 4.3%
AES Tiete Energia SA, UTS	26,800	98,711
Ambev SA	35,600	261,060
Ambev SA, ADR(a)	184,800	1,343,496
B3 SA - Brasil Bolsa Balcao	58,649	475,559
Banco do Brasil SA	19,875	248,870
BR Malls Participacoes SA	203,584	723,331
BRF SA*	33,460	231,381
CCR SA	141,700	535,648
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	32,300	342,057
Cia de Saneamento de Minas Gerais-COPASA	8,300	120,951
Cia Energetica de Minas Gerais, ADR(a)	74,196	191,426
Cia Hering	15,600	97,575
Cia Paranaense de Energia, ADR(a)	15,400	121,044
Cia Siderurgica Nacional SA*	17,700	47,555
Cielo SA	264,655	1,660,181
Cosan SA Industria e Comercio	13,500	169,903
CPFL Energia SA, ADR(a)	28,692	430,380
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	195,234
EcoRodovias Infraestrutura e Logistica SA	22,700	60,369
EDP - Energias do Brasil SA	29,400	118,795
Embraer SA, ADR(a)	23,900	621,400
Engie Brasil Energia SA	21,900	259,501
Equatorial Energia SA	15,100	328,395
Estacio Participacoes SA	47,000	498,124

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Even Construtora e Incorporadora SA*	70,900	$112,746
Fibria Celulose SA	23,400	458,793
Hypera SA	84,100	918,325
Iguatemi Empresa de Shopping Centers SA	32,300	383,516
Iochpe Maxion SA	19,300	153,280
JBS SA	40,567	114,766
Klabin SA, UTS	40,300	250,361
Kroton Educacional SA	142,400	588,759
Light SA*	13,000	52,765
Localiza Rent a Car SA	71,235	615,373
Lojas Renner SA	67,100	694,078
Marfrig Global Foods SA*	48,640	86,777
MRV Engenharia e Participacoes SA	45,600	224,999
Multiplan Empreendimentos Imobiliarios SA	41,400	865,131
Natura Cosmeticos SA	10,300	100,022
Odontoprev SA	115,800	524,379
Qualicorp SA	92,300	625,687
Raia Drogasil SA	10,600	239,936
Rumo SA*	31,557	125,599
Smiles Fidelidade SA	6,100	129,060
Suzano Papel e Celulose SA	15,725	159,515
TIM Participacoes SA	272,333	1,186,190
TOTVS SA	37,600	325,837
Ultrapar Participacoes SA	28,600	619,568
Vale SA, ADR(a)	132,092	1,680,210
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,210	67,236
WEG SA	120,860	824,416

		21,308,270

Bulgaria — 0.4%
CB First Investment Bank AD*	155,563	422,595
Central Cooperative Bank AD*	87,402	100,079
Chimimport AD	265,946	379,816
Industrial Holding Bulgaria PLC*	72,512	45,482
MonBat AD	48,227	260,781
Petrol AD*^	22,682	—
Sopharma AD	197,237	513,190

		1,721,943

Chile — 2.8%
AES Gener SA	227,462	64,457
Aguas Andinas SA (Class A Stock)	327,850	213,263
Almendral SA	1,092,556	88,649
AntarChile SA	18,805	344,400
Banco de Chile	4,329,049	727,386
Banco de Credito e Inversiones SA	5,821	431,818
Banco Santander Chile	6,302,356	530,988
Cencosud SA	262,569	803,490
Cia Cervecerias Unidas SA, ADR(a)	14,950	439,680
Colbun SA	772,001	184,991
Embotelladora Andina SA (Class B Stock), ADR	9,150	267,821
Empresa Nacional de Telecomunicaciones SA	32,654	374,615
Empresas CMPC SA	252,098	959,843
Empresas COPEC SA	115,822	1,818,208
Enel Americas SA	2,916,314	680,811
Enel Chile SA	1,563,372	202,521

A1075

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Enel Generacion Chile SA	315,372	$257,170
Engie Energia Chile SA	49,355	108,337
Forus SA	18,500	72,925
Itau CorpBanca	26,181,273	251,451
Latam Airlines Group SA, ADR(a)	77,683	1,195,541
Parque Arauco SA	95,852	288,778
Ripley Corp. SA	146,630	151,175
SACI Falabella	166,611	1,606,600
Salfacorp SA	108,740	206,424
Sociedad Quimica y Minera de Chile SA,
ADR(a)	17,100	840,465
SONDA SA	194,134	376,888
Vina Concha y Toro SA	139,650	301,916

		13,790,611

China — 10.9%
263 Network Communications Co. Ltd. (Class A Stock)*	55,100	63,360
3SBio, Inc., 144A*	241,500	550,070
AAC Technologies Holdings, Inc.	12,500	229,057
AECC Aviation Power Co. Ltd. (Class A Stock)	13,100	57,470
Agricultural Bank of China Ltd. (Class H Stock)	303,000	173,996
Air China Ltd. (Class H Stock)	142,000	183,383
Aisino Corp. (Class A Stock)	22,400	82,506
Alibaba Group Holding Ltd., ADR*(a)	7,400	1,358,196
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	602,065
Anhui Conch Cement Co. Ltd. (Class H Stock)	184,000	1,012,545
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	122,193
Baidu, Inc., ADR*	2,500	557,975
Bank of Beijing Co. Ltd. (Class A Stock)	59,956	66,495
Bank of China Ltd. (Class H Stock)	816,000	445,748
Bank of Communications Co. Ltd. (Class H Stock)	338,800	267,852
Bank of Ningbo Co. Ltd. (Class A Stock)	39,600	122,727
BBMG Corp. (Class H Stock)	684,000	311,698
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	197,184
Beijing Enterprises Holdings Ltd.	41,500	218,543
Beijing Enterprises Water Group Ltd.*	662,000	372,469
Beijing Orient Landscape & Environment Co. Ltd. (Class A Stock)	27,100	86,894
Beijing Originwater Technology Co. Ltd. (Class A Stock)	34,800	99,334
Beijing Water Business Doctor Co. Ltd. (Class A Stock)	36,500	98,398
BOE Technology Group Co. Ltd. (Class A Stock)	173,800	150,078
Brilliance China Automotive Holdings Ltd.	350,000	738,950
BYD Co. Ltd. (Class H Stock)(a)	59,000	469,812
Cangzhou Mingzhu Plastic Co. Ltd. (Class A Stock)	33,200	50,404
CGN Power Co. Ltd. (Class H Stock), 144A	1,231,000	320,251
Changjiang Securities Co. Ltd. (Class A Stock)	46,400	53,610

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Agri-Industries Holdings Ltd.	804,000	$355,424
China Biologic Products Holdings, Inc.*	3,200	259,200
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	123,506
China Coal Energy Co. Ltd. (Class H Stock)	437,000	175,782
China Communications Construction Co. Ltd. (Class H Stock)	229,000	236,806
China Communications Services Corp. Ltd. (Class H Stock)	396,000	238,277
China Construction Bank Corp. (Class H Stock)	1,052,670	1,099,518
China Everbright Ltd.	32,000	67,595
China Fortune Land Development Co. Ltd. (Class A Stock)	17,000	91,916
China Life Insurance Co. Ltd. (Class H Stock)	108,000	301,945
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	305,051
China Medical System Holdings Ltd.	245,000	561,266
China Mengniu Dairy Co. Ltd.*	293,000	1,011,166
China Merchants Bank Co. Ltd. (Class H Stock)	58,769	243,942
China Merchants Port Holdings Co. Ltd.	114,000	253,316
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	38,200	135,900
China Minsheng Banking Corp. Ltd. (Class H Stock)	94,300	92,489
China Mobile Ltd.	245,000	2,245,522
China Molybdenum Co. Ltd. (Class H Stock)	753,000	577,074
China National Building Material Co. Ltd. (Class H Stock)	368,000	404,902
China National Nuclear Power Co. Ltd. (Class A Stock)	62,600	67,087
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	38,100	79,483
China Oilfield Services Ltd. (Class H Stock)	138,000	144,766
China Overseas Land & Investment Ltd.	292,720	1,026,508
China Overseas Property Holdings Ltd.	420,240	132,781
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	200,567
China Petroleum & Chemical Corp. (Class H Stock)	1,459,000	1,294,254
China Power International Development Ltd.	478,000	123,586
China Railway Group Ltd. (Class H Stock)	363,000	252,813
China Resources Beer Holdings Co. Ltd.	178,000	775,944
China Resources Gas Group Ltd.	112,000	391,664
China Resources Land Ltd.	54,444	200,063
China Resources Power Holdings Co. Ltd.	243,400	446,260
China Shanshui Cement Group Ltd.*^	551,000	—
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	518,259
China Shipbuilding Industry Co. Ltd. (Class A Stock)*	59,700	50,038
China State Construction Engineering Corp. Ltd. (Class A Stock)	71,600	100,620
China Taiping Insurance Holdings Co. Ltd.	39,800	133,698
China Telecom Corp. Ltd. (Class H Stock)	532,000	235,959
China Unicom Hong Kong Ltd.*	262,052	335,244

A1076

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China United Network Communications Ltd. (Class A Stock)*	113,700	$105,571
China Vanke Co. Ltd. (Class H Stock)	190,500	877,183
China Yangtze Power Co. Ltd. (Class A Stock)	50,200	129,361
China Yurun Food Group Ltd.*	741,000	99,853
China Zhongwang Holdings Ltd.	418,000	249,585
CITIC Guoan Information Industry Co. Ltd. (Class A Stock)	47,200	53,548
CITIC Ltd.	310,000	436,529
CNOOC Ltd. (Class H Stock)	984,000	1,456,998
COSCO Shipping Development Co. Ltd. (Class H Stock)*	683,000	127,797
COSCO Shipping Energy Transportation Co. Ltd. (Class H Stock)	194,000	100,250
COSCO Shipping Ports Ltd.	252,000	212,756
Country Garden Holdings Co. Ltd.	177,831	371,277
CRRC Corp. Ltd. (Class H Stock)	256,000	219,621
CSPC Pharmaceutical Group Ltd.	360,000	970,385
Ctrip.com International Ltd., ADR*(a)	12,900	601,398
Daqin Railway Co. Ltd. (Class A Stock)	62,400	82,975
Datang International Power Generation Co. Ltd. (Class H Stock)*	892,000	269,291
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	10,600	103,586
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	375,916
Dr Peng Telecom & Media Group Co. Ltd. (Class A Stock)	18,200	43,800
East Money Information Co. Ltd. (Class A Stock)	36,600	95,923
Financial Street Holdings Co. Ltd. (Class A Stock)	59,800	95,333
Fuyao Glass Industry Group Co. Ltd. (Class A Stock)	25,300	97,355
GD Power Development Co. Ltd. (Class A Stock)	149,300	71,095
GEM Co. Ltd. (Class A Stock)	55,300	65,529
Gemdale Corp. (Class A Stock)	42,300	81,504
Golden Eagle Retail Group Ltd.	242,000	278,018
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	17,600	132,852
Guangdong Baolihua New Energy Stock Co. Ltd. (Class A Stock)	54,700	72,259
Guangdong Investment Ltd.	340,000	538,651
Guangdong Wens Foodstuffs Group Co. Ltd. (Class A Stock)	26,100	88,259
Guanghui Energy Co. Ltd. (Class A Stock)	105,700	69,661
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	349,012
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	21,200	141,603
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	18,700	159,222
Hengan International Group Co. Ltd.	82,000	764,423
Huaneng Power International, Inc. (Class H Stock)	616,000	416,139
Huaneng Renewables Corp. Ltd. (Class H Stock)	662,000	249,265

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Hubei Energy Group Co. Ltd. (Class A Stock)	136,000	$94,457
Hundsun Technologies, Inc. (Class A Stock)	10,500	97,606
Iflytek Co. Ltd. (Class A Stock)	11,200	106,862
Industrial & Commercial Bank of China Ltd. (Class H Stock)	881,000	767,779
Industrial Bank Co. Ltd. (Class A Stock)	40,600	110,096
Inner Mongolia BaoTou Steel Union Co. Ltd. (Class A Stock)*	217,140	76,154
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	39,000	174,989
JD.com, Inc., ADR*	6,900	279,381
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	227,164
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	14,400	191,480
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	7,500	129,919
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	318,287
Jiangxi Ganfeng Lithium Co. Ltd. (Class A Stock)	9,800	123,509
Jilin Aodong Pharmaceutical Group Co. Ltd. (Class A Stock)	24,700	80,973
Kangde Xin Composite Material Group Co. Ltd. (Class A Stock)^	22,300	70,021
Kangmei Pharmaceutical Co. Ltd. (Class A Stock)	30,900	110,781
Kunlun Energy Co. Ltd.	230,000	199,748
Kweichow Moutai Co. Ltd. (Class A Stock)	2,700	298,864
Lenovo Group Ltd.	112,000	57,605
Lepu Medical Technology Beijing Co. Ltd. (Class A Stock)	27,400	139,727
Li Ning Co. Ltd.*	350,979	361,378
Luye Pharma Group Ltd.(a)	378,000	364,503
Luzhou Laojiao Co. Ltd. (Class A Stock)	8,900	80,884
Midea Group Co. Ltd. (Class A Stock)	17,100	152,336
NetEase, Inc., ADR	1,100	308,429
New Oriental Education & Technology Group, Inc., ADR	11,700	1,025,505
Oceanwide Holdings Co. Ltd. (Class A Stock)^	61,500	62,605
Offshore Oil Engineering Co. Ltd. (Class A Stock)	65,600	65,062
PetroChina Co. Ltd. (Class H Stock)	1,110,000	771,026
PICC Property & Casualty Co. Ltd. (Class H Stock)	50,000	88,351
Ping An Bank Co. Ltd. (Class A Stock)	81,900	145,254
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	75,000	773,301
Poly Real Estate Group Co. Ltd. (Class A Stock)	62,200	137,769
Qingdao Haier Co. Ltd. (Class A Stock)	46,500	133,457
Real Gold Mining Ltd.*^	209,000	—
RiseSun Real Estate Development Co. Ltd. (Class A Stock)	48,400	79,163
SAIC Motor Corp. Ltd. (Class A Stock)	24,100	127,305
Sanan Optoelectronics Co. Ltd. (Class A Stock)	37,700	140,501

A1077

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
SDIC Power Holdings Co. Ltd. (Class A Stock)	65,400	$73,910
Shandong Gold Mining Co. Ltd. (Class A Stock)	15,500	71,707
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	376,000	251,735
Shanghai Electric Group Co. Ltd. (Class H Stock)*	382,000	132,915
Shanghai Industrial Holdings Ltd.	85,000	223,058
Shanghai Oriental Pearl Group Co. Ltd. (Class A Stock)	20,900	54,445
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	409,967
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	64,350	119,673
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	48,900	62,199
Shenwan Hongyuan Group Co. Ltd. (Class A Stock)	89,860	71,196
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	21,300	114,623
Shimao Property Holdings Ltd.	42,000	120,460
SINA Corp.*	2,000	208,540
Sino-Ocean Group Holding Ltd.	161,500	118,258
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	698,000	426,512
Sinopharm Group Co. Ltd. (Class H Stock)	133,200	667,577
Sohu.com, Inc.*	1,600	49,472
Suning.com Co. Ltd. (Class A Stock)	49,800	112,489
Tasly Pharmaceutical Group Co. Ltd. (Class A Stock)	11,300	77,862
Tencent Holdings Ltd.	36,400	1,953,936
Tianqi Lithium Corp. (Class A Stock)	12,075	112,711
Tingyi Cayman Islands Holding Corp.	270,000	561,280
Tonghua Dongbao Pharmaceutical Co. Ltd. (Class A Stock)	23,760	95,262
Tsinghua Tongfang Co. Ltd. (Class A Stock)	32,900	53,928
Tsingtao Brewery Co. Ltd. (Class H Stock)	54,000	283,594
Wanhua Chemical Group Co. Ltd. (Class A Stock)^	29,880	144,414
Want Want China Holdings Ltd.	753,400	606,121
Weibo Corp., ADR*(a)	400	47,816
Weichai Power Co. Ltd. (Class H Stock)	208,000	235,237
Wintime Energy Co. Ltd. (Class A Stock)^	109,800	46,888
Wuliangye Yibin Co. Ltd. (Class A Stock)	12,900	140,188
Yangzijiang Shipbuilding Holdings Ltd.	330,000	307,356
Yonghui Superstores Co. Ltd. (Class A Stock)	94,800	151,571
Youngor Group Co. Ltd. (Class A Stock)	43,120	57,957
Yunnan Baiyao Group Co. Ltd. (Class A Stock)	7,500	119,669
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	145,567
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	151,787
Zhongsheng Group Holdings Ltd.	270,000	741,760
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	679,165

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
ZTE Corp. (Class H Stock)*	77,929	$256,622

		53,738,895

Colombia — 1.4%
Almacenes Exito SA	75,552	445,623
Banco de Bogota SA	12,177	296,007
Bancolombia SA	29,008	313,745
Bancolombia SA, ADR	13,200	554,664
Celsia SA ESP	124,720	201,539
Cementos Argos SA	63,127	218,929
CEMEX Latam Holdings SA*	30,558	97,337
Corp Financiera Colombiana SA	12,268	104,500
Ecopetrol SA, ADR(a)	91,400	1,766,762
Empresa de Telecomunicaciones de Bogota*	321,215	45,985
Grupo Argos SA	54,106	364,443
Grupo de Inversiones Suramericana SA	29,045	387,536
Grupo Energia Bogota SA ESP	546,044	396,724
Grupo Nutresa SA	85,096	791,248
Interconexion Electrica SA ESP	145,230	692,349
Odinsa SA*^	25,472	95,723

		6,773,114

Croatia — 0.6%
Atlantic Grupa dd	1,548	248,821
Atlantska Plovidba dd*	1,177	110,638
Ericsson Nikola Tesla dd	1,376	264,792
Hrvatski Telekom dd	26,954	732,177
Koncar-Elektroindustrija dd	1,343	145,509
Ledo dd*^	122	8,099
Podravka Prehrambena Ind dd	7,310	314,639
Valamar Riviera dd	111,744	741,777
Zagrebacka Banka dd	35,083	337,583

		2,904,035

Czech Republic — 0.8%
CEZ A/S	52,482	1,307,111
Komercni banka A/S	32,820	1,496,937
O2 Czech Republic A/S	25,156	347,960
Philip Morris CR A/S	664	551,279

		3,703,287

Estonia — 0.5%
AS Merko Ehitus	9,442	133,719
AS Tallinna Vesi (Class A Stock)	33,851	445,977
Olympic Entertainment Group A/S	263,501	616,032
Tallink Grupp A/S	485,209	650,766
Tallinna Kaubamaja Grupp A/S	68,345	845,012

		2,691,506

Ghana — 0.5%
CAL Bank Ltd.*	1,140,075	391,130
Ghana Commercial Bank Ltd.	1,190,800	1,632,893
Standard Chartered Bank Ghana Ltd.	78,000	619,803

		2,643,826

Greece — 1.3%
Aegean Airlines SA	12,691	139,967
Aegean Marine Petroleum Network, Inc.(a)	10,200	22,950
Alpha Bank AE*	204,584	436,944

A1078

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Greece (cont’d.)
Athens Water Supply & Sewage Co. SA	16,362	$120,285
Diana Shipping, Inc.*(a)	37,300	136,518
Ellaktor SA*	48,048	92,782
Eurobank Ergasias SA*	204,149	194,122
FF Group*	6,443	125,417
GEK Terna Holding Real Estate Construction SA*	18,366	110,594
Grivalia Properties REIC AE, REIT	31,258	340,361
Hellenic Exchanges - Athens Stock Exchange SA	18,468	105,742
Hellenic Petroleum SA	21,408	207,120
Hellenic Telecommunications Organization SA	74,182	1,005,585
Holding Co. ADMIE IPTO SA*	68,438	148,569
JUMBO SA	21,510	384,827
LAMDA Development SA*	9,486	74,664
Motor Oil Hellas Corinth Refineries SA	21,444	484,294
Mytilineos Holdings SA*	36,112	387,157
National Bank of Greece SA*	999,115	323,263
OPAP SA	39,905	457,367
Piraeus Bank SA*	35,438	112,842
Public Power Corp. SA*	49,159	156,692
Terna Energy SA	20,588	126,231
Titan Cement Co. SA	23,876	594,371
Tsakos Energy Navigation Ltd.(a)	22,400	73,920

		6,362,584

Hong Kong — 0.8%
China Gas Holdings Ltd.	215,000	788,227
Fullshare Holdings Ltd.*	412,500	228,727
Kingboard Chemical Holdings Ltd.	58,000	268,145
Lee & Man Paper Manufacturing Ltd.	287,000	306,453
Nine Dragons Paper Holdings Ltd.	289,000	438,009
Sino Biopharmaceutical Ltd.	676,000	1,343,477
WH Group Ltd., 144A	712,000	762,898

		4,135,936

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	173,071	308,854
MOL Hungarian Oil & Gas PLC	100,512	1,096,656
OTP Bank PLC	28,431	1,277,458
Richter Gedeon Nyrt	40,746	851,492

		3,534,460

India — 5.7%
ACC Ltd.	6,400	148,665
Adani Ports & Special Economic Zone Ltd.	86,589	473,516
Adani Power Ltd.*	177,209	65,180
Ambuja Cements Ltd.	73,500	263,794
Apollo Hospitals Enterprise Ltd.	7,700	126,510
Ashok Leyland Ltd.	173,423	389,605
Asian Paints Ltd.	24,250	418,438
Aurobindo Pharma Ltd.	27,300	235,213
Axis Bank Ltd.	38,943	307,285
Bajaj Auto Ltd.	3,960	167,440
Bharat Heavy Electricals Ltd.	159,180	200,190
Bharat Petroleum Corp. Ltd.	48,600	320,825
Bharti Airtel Ltd.	213,436	1,312,961
Bharti Infratel Ltd.	94,195	489,330

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Bosch Ltd.	663	$183,904
CG Power and Industrial Solutions Ltd.*	59,700	71,592
Cipla Ltd.	29,550	247,718
Coal India Ltd.	76,370	333,277
Colgate-Palmolive India Ltd.	12,900	209,667
Container Corp. of India Ltd.	16,247	311,871
Crompton Greaves Consumer Electricals Ltd.	59,700	218,230
Dabur India Ltd.	43,900	221,991
Divi’s Laboratories Ltd.	9,319	157,012
DLF Ltd.	68,573	214,360
Dr. Reddy’s Laboratories Ltd.	7,725	248,159
Eicher Motors Ltd.	1,045	457,696
GAIL India Ltd.	55,930	283,179
Glenmark Pharmaceuticals Ltd.	18,324	148,691
Godrej Consumer Products Ltd.	22,400	377,587
Havells India Ltd.	41,500	312,835
HCL Technologies Ltd.	24,640	366,465
HDFC Bank Ltd.	22,548	656,845
Hero MotoCorp Ltd.	4,595	250,843
Hindalco Industries Ltd.	83,000	276,599
Hindustan Unilever Ltd.	48,190	989,245
Housing Development Finance Corp. Ltd.	26,870	756,877
ICICI Bank Ltd., ADR	40,150	355,328
Idea Cellular Ltd.*	260,234	304,465
IDFC Ltd.	104,784	79,165
IFCI Ltd.*	182,664	55,191
Indiabulls Real Estate Ltd.*	15,372	43,224
Indian Oil Corp. Ltd.	73,996	201,775
IndusInd Bank Ltd.	8,505	235,943
Infosys Ltd.	17,600	307,968
Infosys Ltd., ADR(a)	55,220	985,677
ITC Ltd.	146,375	577,098
Jindal Steel & Power Ltd.*	108,435	369,872
JSW Energy Ltd.	94,200	106,387
JSW Steel Ltd.	67,000	298,734
Kotak Mahindra Bank Ltd.	19,984	322,723
Larsen & Toubro Ltd., GDR	29,089	586,143
LIC Housing Finance Ltd.	17,455	144,274
Lupin Ltd.	15,969	181,089
Mahindra & Mahindra Ltd., GDR	29,832	343,068
Marico Ltd.	33,828	170,057
Maruti Suzuki India Ltd.	5,794	791,577
Nestle India Ltd.	2,600	327,856
NHPC Ltd.	226,173	96,554
NTPC Ltd.	209,372	547,400
Oil & Natural Gas Corp. Ltd.	105,459	289,369
Oil India Ltd.	26,163	87,356
Power Grid Corp. of India Ltd.	242,708	723,256
Rajesh Exports Ltd.	8,600	97,960
Reliance Communications Ltd.*	281,047	94,964
Reliance Industries Ltd.	40,698	555,502
Reliance Industries Ltd., GDR, 144A	50,182	1,359,932
Reliance Infrastructure Ltd.	30,200	200,098
Reliance Power Ltd.*	163,449	91,181
Siemens Ltd.	10,900	180,435
State Bank of India	21,736	83,940
State Bank of India, GDR	4,133	159,534
Steel Authority of India Ltd.*	29,090	31,706

A1079

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Sun Pharmaceutical Industries Ltd.	75,774	$579,182
Tata Communications Ltd.	10,702	102,537
Tata Consultancy Services Ltd.	17,776	778,942
Tata Motors Ltd., ADR*	9,690	249,033
Tata Power Co. Ltd. (The)	193,885	236,363
Tata Steel Ltd.	17,882	158,228
Tata Steel Ltd.*^	1,233	2,657
Tech Mahindra Ltd.	21,808	214,405
Titan Co. Ltd.	19,075	276,982
UltraTech Cement Ltd.	6,137	373,540
United Spirits Ltd.*	6,426	310,720
UPL Ltd.	26,252	295,905
Vedanta Ltd.	80,962	346,052
Wipro Ltd.	44,268	191,764
WNS Holdings Ltd., ADR*	4,200	190,386
Zee Entertainment Enterprises Ltd.	35,088	311,456

		28,218,548

Indonesia — 2.5%
Adaro Energy Tbk PT	5,119,500	797,668
AKR Corporindo Tbk PT	523,500	216,796
Astra Agro Lestari Tbk PT	44,000	43,140
Astra International Tbk PT	1,740,900	925,818
Bank Central Asia Tbk PT	465,300	790,446
Bank CIMB Niaga Tbk PT*	22,004	1,876
Bank Danamon Indonesia Tbk PT	301,900	151,222
Bank Mandiri Persero Tbk PT	888,600	498,284
Bank Negara Indonesia Persero Tbk PT	227,400	144,011
Bank Rakyat Indonesia Persero Tbk PT*	2,236,000	586,815
Berlian Laju Tanker Tbk PT*^	6,511,500	—
Bukit ASAm Tbk PT	1,591,000	342,021
Charoen Pokphand Indonesia Tbk PT	573,700	144,067
Energi Mega Persada Tbk PT*	2,976,188	55,337
Gudang Garam Tbk PT	54,900	289,910
Hanson International Tbk PT*	10,479,000	112,299
Indo Tambangraya Megah Tbk PT	145,000	300,932
Indocement Tunggal Prakarsa Tbk PT	331,500	387,745
Indofood CBP Sukses Makmur Tbk PT	361,600	217,748
Indofood Sukses Makmur Tbk PT	560,700	293,951
Indosat Tbk PT	180,700	62,437
Jasa Marga Persero Tbk PT	731,000	244,297
Kalbe Farma Tbk PT	8,458,000	924,401
Lippo Karawaci Tbk PT	1,854,500	64,951
Matahari Department Store Tbk PT	239,000	190,902
Mitra Keluarga Karyasehat Tbk PT	1,121,000	170,586
Perusahaan Gas Negara Persero Tbk	3,754,500	631,436
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	59,279
PP Persero Tbk PT	478,792	91,314
Semen Indonesia Persero Tbk PT	739,800	557,950
Sigmagold Inti Perkasa Tbk PT*	3,222,800	8,193
Siloam International Hospitals Tbk PT*	135,800	79,068
Surya Citra Media Tbk PT	503,100	99,609
Telekomunikasi Indonesia Persero Tbk PT	4,496,900	1,182,483
Tower Bersama Infrastructure Tbk PT	271,100	109,955
Unilever Indonesia Tbk PT	115,800	417,714
United Tractors Tbk PT	364,300	849,906
Vale Indonesia Tbk PT*	1,106,500	226,560
Waskita Karya Persero Tbk PT	1,540,000	277,820

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
XL Axiata Tbk PT*	249,800	$45,976

		12,594,923

Jordan — 0.8%
Al-Eqbal Investment Co. PLC	12,962	636,541
Arab Bank PLC	173,376	1,654,854
Arab Potash (The)	15,222	361,902
Bank of Jordan	49,053	206,632
Cairo Amman Bank	58,603	136,928
Capital Bank of Jordan	113,533	160,282
Jordan Ahli Bank	72,044	125,921
Jordan Islamic Bank	38,877	202,672
Jordan Petroleum Refinery Co.	66,156	257,272
Jordan Telecommunications Co. PSC	15,279	47,182
Jordanian Electric Power Co.	60,482	138,883

		3,929,069

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC, GDR*	80,411	1,109,672
KAZ Minerals PLC*	108,098	1,303,990
KCell JSC, GDR	93,361	447,199
Nostrum Oil & Gas PLC*(a)	55,050	225,387

		3,086,248

Kenya — 0.7%
ARM Cement Ltd.*	264,000	21,617
Bamburi Cement Co. Ltd.	87,300	151,089
Barclays Bank of Kenya Ltd.	857,300	106,364
British American Tobacco Kenya Ltd.	24,700	189,990
Co-operative Bank of Kenya Ltd. (The)	841,337	163,416
Diamond Trust Bank Kenya Ltd.	63,910	138,634
East African Breweries Ltd.	227,100	596,236
Equity Group Holdings Ltd.	1,003,900	535,109
KCB Group Ltd.	866,140	446,055
KenolKobil Ltd. Group	760,000	132,243
Kenya Power & Lighting Ltd.	1,059,105	82,442
Nation Media Group PLC	122,100	133,647
Safaricom PLC	2,919,400	899,580
Standard Chartered Bank Kenya Ltd.	44,331	100,061

		3,696,483

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	258,536	747,874
Al Ahli Bank of Kuwait KSCP	112,009	125,459
Al Mazaya Holding Co. KSCP	299,818	109,093
ALAFCO Aviation Lease & Finance Co. KSCP	167,700	210,062
Boubyan Bank KSCP	135,522	218,404
Boubyan Petrochemicals Co. KSCP	191,000	490,028
Burgan Bank SAK	70,374	65,769
Commercial Bank of Kuwait KPSC	72,597	108,755
Gulf Bank KSCP	216,627	185,314
Gulf Cable & Electrical Industries Co. KSCP	36,100	51,749
Human Soft Holding Co. KSC	22,003	287,238
Jazeera Airways Co. KSC	44,681	94,926
Kuwait Cement Co. KSC	91,882	142,946
Kuwait Finance House KSCP	339,207	671,667
Kuwait International Bank KSCP	108,105	83,343
Kuwait Portland Cement Co. KSC	23,371	92,584

A1080

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Kuwait (cont’d.)
Kuwait Projects Co. Holding KSCP	64,055	$60,983
Kuwait Real Estate Co. KSC*	781,914	124,493
Mabanee Co. SAK	208,938	498,081
Mezzan Holding Co. KSCC	66,639	173,626
Mobile Telecommunications Co. KSC	609,335	977,133
National Bank of Kuwait SAKP	360,665	903,422
National Gulf Holding^	71,835	—
National Industries Group Holding SAK*	269,467	134,028
National Real Estate Co. KPSC*	380,852	156,397
Qurain Petrochemical Industries Co. KSC	304,500	343,737
Sultan Center Food Products Co. KSC*	226,000	21,800
VIVA Kuwait Telecom Co.	51,793	164,522

		7,243,433

Latvia — 0.1%
Grindeks A/S	52,160	490,883

Lebanon — 0.0%
Solidere, GDR*	27,034	230,059

Lithuania — 0.4%
Apranga PVA	78,286	252,505
Klaipedos Nafta AB	513,391	345,032
Pieno Zvaigzdes*	111,220	157,608
Rokiskio Suris*	145,010	499,793
Siauliu Bankas AB	813,485	643,216

		1,898,154

Malaysia — 3.0%
AirAsia Bhd	151,000	155,219
Alliance Bank Malaysia Bhd	57,400	63,663
AMMB Holdings Bhd	77,300	77,892
Astro Malaysia Holdings Bhd	242,100	128,052
Axiata Group Bhd	305,925	433,540
Berjaya Corp. Bhd*	831,931	69,179
Berjaya Sports Toto Bhd	143,387	80,182
Boustead Holdings Bhd	106,904	70,256
British American Tobacco Malaysia Bhd	13,000	88,476
Bumi Armada Bhd*	1,242,550	268,286
CIMB Group Holdings Bhd	140,500	261,446
Dialog Axiata PLC	1,841,634	162,768
Dialog Group Bhd	186,120	142,954
DiGi.Com Bhd	295,100	354,382
Felda Global Ventures Holdings Bhd	303,600	130,945
Gamuda Bhd	143,200	191,005
Genting Bhd	206,400	465,420
Genting Malaysia Bhd	297,700	374,142
Genting Plantations Bhd	38,100	100,758
Globetronics Technology Bhd	157,000	170,863
Hartalega Holdings Bhd	363,800	554,930
Hong Leong Bank Bhd	20,000	97,240
Hong Leong Financial Group Bhd	23,500	116,939
IHH Healthcare Bhd	445,900	693,410
IJM Corp. Bhd	186,080	129,731
Inari Amertron Bhd	413,000	301,056
IOI Corp. Bhd	293,046	362,479
IOI Properties Group Bhd	253,772	105,701
KNM Group Bhd*	1,468,200	80,164
Kossan Rubber Industries	87,500	172,936
Kuala Lumpur Kepong Bhd	47,400	314,351
Lafarge Malaysia Bhd*	110,500	122,513

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Magnum Bhd	177,450	$84,010
Malayan Banking Bhd	145,650	396,758
Malaysia Airports Holdings Bhd	32,100	73,605
Maxis Bhd	186,200	274,162
MISC Bhd	68,900	126,016
MMC Corp. Bhd	92,800	41,201
My EG Services Bhd	693,250	511,584
Petronas Chemicals Group Bhd	339,900	717,379
Petronas Dagangan Bhd	82,700	530,477
Petronas Gas Bhd	53,600	247,778
PPB Group Bhd	46,700	231,415
Press Metal Aluminium Holdings Bhd	810,040	956,828
Public Bank Bhd	77,837	483,961
QL Resources Bhd	108,550	140,701
RHB Bank Bhd	79,687	106,843
Sapura Energy Bhd	1,041,605	137,810
Sime Darby Bhd	152,000	103,494
Sime Darby Plantation Bhd*	152,000	218,204
Sime Darby Property Bhd*	152,000	56,351
Telekom Malaysia Bhd	187,500	252,525
Tenaga Nasional Bhd	227,800	953,254
Top Glove Corp. Bhd	174,700	441,318
UMW Holdings Bhd*	54,200	84,658
UMW Oil & Gas Corp. Bhd*	55,891	4,539
Unisem M Bhd	292,900	186,249
VS Industry Bhd	367,500	224,368
WCT Holdings Bhd*	212,195	73,313
YTL Corp. Bhd	446,597	155,226
YTL Power International Bhd	331,806	86,865

		14,741,770

Mauritius — 0.8%
Alteo Ltd.	131,407	114,632
CIEL Ltd.	727,049	162,138
ENL Land Ltd.	231,429	297,344
Lux Island Resorts Ltd.	223,300	469,645
MCB Group Ltd.	174,992	1,451,066
Omnicane Ltd.	75,913	127,462
Phoenix Beverages Ltd.	22,533	404,211
Rogers & Co. Ltd.	377,735	385,929
SBM Holdings Ltd.	1,766,387	407,433

		3,819,860

Mexico — 5.6%
Alfa SAB de CV (Class A Stock)(a)	640,000	819,890
Alsea SAB de CV	101,500	354,692
America Movil SAB de CV (Class L Stock), ADR	341,000	6,509,692
Arca Continental SAB de CV	55,399	383,070
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Class B Stock)	71,800	103,277
Bolsa Mexicana de Valores SAB de CV	318,800	609,192
Cemex SAB de CV, ADR*	141,488	936,651
Cemex SAB de CV, UTS*	184,713	122,228
Coca-Cola Femsa SAB de CV (Class L Stock)	46,800	309,503
Concentradora Fibra Danhos SA de CV, REIT	53,500	88,902

A1081

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Corp Inmobiliaria Vesta SAB de CV	81,700	$121,292
El Puerto de Liverpool SAB de CV (Class C1 Stock)	42,760	318,701
Empresas ICA SAB de CV*^(a)	265,500	1,999
Fibra Uno Administracion SA de CV, REIT	618,400	930,661
Fomento Economico Mexicano SAB de CV, ADR	16,340	1,493,966
Fomento Economico Mexicano SAB de CV, UTS	41,200	375,786
Genomma Lab Internacional SAB de CV (Class B Stock)*	351,700	381,105
Gentera SAB de CV	323,300	235,806
Gruma SAB de CV (Class B Stock)	4,460	51,167
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	928,839
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	10,965	184,813
Grupo Bimbo SAB de CV (Class A Stock)	112,700	246,601
Grupo Carso SAB de CV (Class A1 Stock)	184,100	648,401
Grupo Elektra SAB de CV	5,714	160,319
Grupo Financiero Banorte SAB de CV (Class O Stock)	302,000	1,846,054
Grupo Financiero Inbursa SAB de CV (Class O Stock)	415,600	687,866
Grupo Mexico SAB de CV (Class B Stock)	459,493	1,530,380
Grupo Televisa SAB, ADR	79,600	1,270,416
Grupo Televisa SAB, UTS	154,900	492,732
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(a)	414,000	734,406
Industrias CH SAB de CV (Class B Stock)*	52,900	222,657
Industrias Penoles SAB de CV	28,600	577,758
Infraestructura Energetica Nova SAB de CV	91,100	445,578
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	116,300	217,759
Macquarie Mexico Real Estate Management SA de CV, REIT*	157,000	176,344
Mexichem SAB de CV	221,173	676,901
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	100,938
Nemak SAB de CV, 144A	421,000	345,970
PLA Administradora Industrial S de RL de CV, REIT*	122,200	203,263
Promotora y Operadora de Infraestructura SAB de CV	14,355	142,713
Telesites SAB de CV*	414,054	325,003
TV Azteca SAB de CV, UTS	444,600	63,340
Wal-Mart de Mexico SAB de CV	474,400	1,207,137

		27,583,768

Monaco — 0.1%
Costamare, Inc.(a)	18,300	114,192
GasLog Ltd.(a)	14,400	236,880
Navios Maritime Holdings, Inc.*(a)	46,400	41,663

		392,735

Morocco — 0.7%
Attijariwafa Bank	10,440	557,107
Banque Centrale Populaire	12,362	395,333
BMCE Bank	8,837	222,407
Ciments du Maroc	585	112,837

	Shares	Value
COMMON STOCKS (Continued)
Morocco (cont’d.)
Cosumar	13,470	$427,123
Douja Promotion Groupe Addoha SA	71,665	266,051
LafargeHolcim Maroc SA	2,303	497,614
Lesieur Cristal	11,785	213,820
Maroc Telecom	38,108	616,479
Societe d’Exploitation des Ports	12,593	246,384

		3,555,155

Netherlands — 0.0%
VEON Ltd., ADR	79,920	210,989

Nigeria — 0.7%
Access Bank PLC	7,401,822	227,075
Afriland Properties PLC, REIT*^	383,641	—
Dangote Cement PLC	609,975	439,778
Dangote Sugar Refinery PLC	2,132,820	129,378
FBN Holdings PLC	5,173,790	179,500
Forte Oil PLC*	1,273,684	149,453
Guaranty Trust Bank PLC	4,489,087	558,752
Guinness Nigeria PLC	250,017	72,212
Lafarge Africa PLC	975,992	123,106
Nestle Nigeria PLC	85,051	326,141
Nigerian Breweries PLC	995,086	357,602
Oando PLC*	2,757,553	45,735
SEPLAT Petroleum Development Co. PLC, 144A*(a)	118,289	218,990
Stanbic IBTC Holdings PLC	701,489	94,255
United Bank for Africa PLC	6,414,792	208,957
Zenith Bank PLC	4,289,811	348,376

		3,479,310

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	80,050	24,927
Al Batinah Power Co. SAOG	264,819	95,825
Al Suwadi Power	268,549	97,787
Bank Dhofar SAOG	445,062	228,202
Bank Muscat SAOG	585,315	556,467
Bank Nizwa SAOG*	651,459	143,683
Bank Sohar SAOG	427,755	170,203
HSBC Bank Oman SAOG	273,053	74,229
National Bank of Oman SAOG	358,452	170,467
Oman Cables Industry	18,048	52,966
Oman Cement Co. SAOG	122,465	115,771
Oman Flour Mills Co. SAOG	64,478	113,116
Oman Telecommunications Co. SAOG	179,045	421,905
Ominvest	95,499	89,341
Ooredoo	195,265	253,655
Phoenix Power Co. SAOC	263,153	94,756
Raysut Cement Co. SAOG	90,232	170,400
Renaissance Services SAOG*	227,760	210,747
Sembcorp Salalah Power & Water Co.	267,051	155,603

		3,240,050

Pakistan — 1.5%
Bank Alfalah Ltd.*	312,500	142,202
D.G. Khan Cement Co. Ltd.	71,300	101,361
Engro Corp. Ltd.	118,598	319,513
Engro Fertilizers Ltd.	288,000	173,889
Engro Foods Ltd.	81,400	72,862
Fauji Cement Co. Ltd.	242,500	61,746

A1082

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pakistan (cont’d.)
Fauji Fertilizer Bin Qasim Ltd.	190,000	$69,035
Fauji Fertilizer Co. Ltd.	293,587	238,012
Ferozsons Laboratories Ltd.	9,100	19,642
GlaxoSmithKline Consumer Healthcare Pakistan Ltd.*	10,500	45,496
GlaxoSmithKline Pakistan Ltd.	78,300	127,017
Habib Bank Ltd.	267,400	482,585
Honda Atlas Cars Pakistan Ltd.	21,900	89,525
Hub Power Co. Ltd. (The)	527,755	463,311
Indus Motor Co. Ltd.	11,280	170,355
International Steels Ltd.	87,000	88,582
K-Electric Ltd.*	3,461,000	209,781
Kot Addu Power Co. Ltd.	250,500	140,779
Lucky Cement Ltd.	55,450	331,088
Maple Leaf Cement Factory Ltd.	97,875	61,294
Mari Petroleum Co. Ltd.	9,700	123,083
MCB Bank Ltd.	200,947	387,159
Millat Tractors Ltd.	17,620	194,895
National Bank of Pakistan	193,104	84,783
National Refinery Ltd.	15,400	57,150
Nishat Mills Ltd.	212,575	292,933
Oil & Gas Development Co. Ltd.	280,000	423,834
Packages Ltd.	14,500	71,672
Pak Elektron Ltd.	192,800	78,797
PAK Suzuki Motor Co. Ltd.	69,900	289,212
Pakistan Oilfields Ltd.	30,400	171,052
Pakistan Petroleum Ltd.	133,789	248,171
Pakistan State Oil Co. Ltd.	81,047	226,912
Pakistan Telecommunication Co. Ltd.	389,800	41,808
Searle Co. Ltd. (The)	67,874	206,503
SUI Northern Gas Pipeline	348,700	339,182
SUI Southern Gas Co. Ltd.*	216,000	68,133
TRG Pakistan*	816,500	270,928
United Bank Ltd.	146,300	261,076

		7,245,358

Panama — 0.3%
Copa Holdings SA (Class A Stock)	10,806	1,389,976

Peru — 1.5%
Alicorp SAA	103,450	360,755
Cia de Minas Buenaventura SAA, ADR(a)	45,600	694,488
Credicorp Ltd.	13,850	3,144,504
Enel Generacion Peru SAA	234,881	141,975
Ferreycorp SAA	525,810	413,992
Grana y Montero SAA*	245,062	145,090
Intercorp Financial Services, Inc.	6,549	265,235
Southern Copper Corp.(a)	36,107	1,956,277
Volcan Cia Minera SAA (Class B Stock)	608,590	226,378

		7,348,694

Philippines — 2.5%
Aboitiz Equity Ventures, Inc.	208,370	271,510
Aboitiz Power Corp.	476,000	354,115
Alliance Global Group, Inc.*	435,100	110,199
Ayala Corp.	27,310	498,331
Ayala Land, Inc.	689,500	545,630
Bank of the Philippine Islands	165,380	372,557
BDO Unibank, Inc.	232,179	622,592
Bloomberry Resorts Corp.*	1,471,800	407,346

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
CEMEX Holdings Philippines, Inc., 144A*	1,101,000	$76,997
Cosco Capital, Inc.	826,300	117,215
D&L Industries, Inc.	935,800	207,560
DMCI Holdings, Inc.	456,000	106,742
Emperador, Inc.	748,300	106,435
Energy Development Corp.	2,153,400	231,166
Filinvest Land, Inc.	2,488,000	78,748
First Gen Corp.	502,000	164,213
Globe Telecom, Inc.	10,395	323,967
GT Capital Holdings, Inc.	6,940	156,000
International Container Terminal Services, Inc.	92,600	178,284
JG Summit Holdings, Inc.	323,620	390,129
Jollibee Foods Corp.	153,200	882,993
Lopez Holdings Corp.	589,100	58,455
LT Group, Inc.	259,000	93,675
Manila Electric Co.	72,840	444,309
Manila Water Co., Inc.	208,500	111,211
Megaworld Corp.	2,214,000	199,251
Melco Resorts And Entertainment Philippines Corp.*	1,466,000	219,731
Metro Pacific Investments Corp.	1,182,600	119,249
Metropolitan Bank & Trust Co.	148,939	245,258
Petron Corp.	561,500	99,479
Philex Mining Corp.	1,064,100	123,659
PLDT, Inc.	25,855	735,828
Puregold Price Club, Inc.	258,600	259,800
Robinsons Land Corp.	197,028	75,765
Robinsons Retail Holdings, Inc.	180,480	307,856
San Miguel Corp.	42,300	109,023
Security Bank Corp.	32,050	148,242
Semirara Mining & Power Corp.	544,800	316,493
SM Investments Corp.	48,778	863,226
SM Prime Holdings, Inc.	1,170,550	761,047
Travellers International Hotel Group, Inc.	1,259,000	101,107
Universal Robina Corp.	239,400	698,137

		12,293,530

Poland — 2.7%
Alior Bank SA*	16,767	361,065
AmRest Holdings SE*	2,428	311,061
Asseco Poland SA	28,214	371,386
Bank Handlowy w Warszawie SA	6,200	137,138
Bank Millennium SA*	79,551	191,240
Bank Pekao SA	16,859	608,154
Bank Zachodni WBK SA	3,481	369,001
Boryszew SA*	58,224	156,204
Budimex SA	5,800	340,949
CCC SA	6,631	452,951
CD Projekt SA	31,056	995,012
Ciech SA*	8,108	139,869
Cyfrowy Polsat SA	53,621	391,245
Enea SA	89,414	241,102
Energa SA	89,698	252,913
Eurocash SA(a)	37,807	260,693
Getin Noble Bank SA*	151,309	59,808
Grupa Azoty SA	7,579	124,135
Grupa Lotos SA	17,944	277,483
ING Bank Slaski SA*	3,528	203,113

A1083

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Jastrzebska Spolka Weglowa SA*	9,421	$223,360
KGHM Polska Miedz SA	22,879	582,744
KRUK SA	2,636	168,160
LPP SA	266	676,186
mBank SA*	1,654	202,636
Netia SA	144,420	224,305
Orange Polska SA*	295,200	501,010
PGE Polska Grupa Energetyczna SA*	295,649	856,904
PKP Cargo SA*	12,263	149,333
Polski Koncern Naftowy ORLEN SA	41,826	1,029,476
Polskie Gornictwo Naftowe i Gazownictwo SA	269,491	445,446
Powszechna Kasa Oszczednosci Bank Polski SA*	91,359	1,081,750
Powszechny Zaklad Ubezpieczen SA	60,753	742,935
Tauron Polska Energia SA*	408,509	290,209

		13,418,976

Qatar — 1.4%
Aamal Co.	37,602	99,873
Al Meera Consumer Goods Co. QSC	1,497	58,407
Barwa Real Estate Co.	47,631	438,857
Commercial Bank PQSC (The)*	29,719	245,244
Doha Bank QPSC	25,207	186,941
Gulf International Services QSC	15,142	76,490
Industries Qatar QSC	27,841	805,409
Masraf Al Rayan QSC	52,625	511,544
Medicare Group	2,928	55,412
Ooredoo QPSC	37,664	858,022
Qatar Electricity & Water Co. QSC	10,666	551,184
Qatar Gas Transport Co. Ltd.	124,180	522,220
Qatar Insurance Co. SAQ	19,612	202,470
Qatar International Islamic Bank QSC	4,352	59,806
Qatar Islamic Bank SAQ	9,656	259,015
Qatar National Bank QPSC	33,060	1,184,386
Qatar National Cement Co. QSC	4,461	68,669
Qatar Navigation QSC	12,389	192,701
Qatari Investors Group QSC	10,566	98,850
United Development Co. QSC	75,592	310,200
Vodafone Qatar QSC*	99,187	236,760

		7,022,460

Romania — 0.7%
Antibiotice SA	575,841	79,424
Banca Transilvania SA	1,601,743	1,114,734
BRD-Groupe Societe Generale SA	118,727	467,428
OMV Petrom SA	6,267,895	524,764
Societatea Energetica Electrica SA	151,625	465,000
Societatea Nationala de Gaze Naturale ROMGAZ SA	59,767	584,175
Transelectrica SA	34,326	214,726
Transgaz SA Medias	1,481	159,912

		3,610,163

Russia — 5.8%
Aeroflot PJSC	215,600	580,908
Alrosa PJSC	378,900	603,969
Evraz PLC	39,700	242,089

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Federal Grid Co. Unified Energy System PJSC	72,141,400	$223,481
Gazprom Neft PJSC, ADR	7,100	183,180
Gazprom PJSC, ADR	524,459	2,552,017
Inter RAO UES PJSC	8,196,048	548,399
Lenta Ltd., GDR*	44,238	263,373
LSR Group PJSC, GDR	58,500	187,200
LUKOIL PJSC, ADR	37,992	2,617,649
Magnit PJSC	11,925	966,748
Mail.Ru Group Ltd., GDR*	31,600	1,105,368
MegaFon PJSC, GDR	31,826	314,759
MMC Norilsk Nickel PJSC, ADR	102,834	1,906,028
Mobile TeleSystems PJSC	298,303	1,533,661
Moscow Exchange MICEX-RTS PJSC	154,900	317,961
Mosenergo PJSC	4,030,000	204,419
Novatek PJSC	55,740	722,460
Novolipetsk Steel PJSC, GDR	13,000	323,700
PhosAgro PJSC, GDR	16,581	241,088
PIK Group PJSC*	81,700	451,928
Polymetal International PLC	31,735	327,500
QIWI PLC, ADR(a)	14,000	267,540
Rosneft Oil Co. PJSC, GDR	98,400	539,429
Rosseti PJSC	7,397,630	98,582
Rostelecom PJSC	266,673	314,592
RusHydro PJSC	27,727,964	366,361
Sberbank of Russia PJSC, ADR	240,832	4,486,700
Severstal PJSC, GDR	26,295	396,792
Sistema PJSFC	1,013,950	206,796
Surgutneftegas OJSC, ADR	76,706	375,092
Tatneft PJSC, ADR	21,687	1,368,883
United Co. RUSAL PLC	255,000	155,474
VTB Bank PJSC	232,660,000	208,274
VTB Bank PJSC, GDR(a)	128,400	251,407
X5 Retail Group NV, GDR*	29,000	974,400
Yandex NV (Class A Stock)*	57,500	2,268,375

		28,696,582

Singapore — 0.0%
Silverlake Axis Ltd.	423,500	173,239

Slovenia — 0.7%
Cinkarna Celje dd	1,480	366,448
Gorenje dd	10,662	74,474
Krka dd Novo mesto	15,289	1,071,545
Luka Koper	9,841	359,633
Petrol dd Ljubljana	1,298	556,838
Pozavarovalnica Sava dd	14,225	312,114
Telekom Slovenije dd	4,151	424,125
Zavarovalnica Triglav dd	12,366	479,677

		3,644,854

South Africa — 6.0%
AECI Ltd.	13,700	133,533
African Rainbow Minerals Ltd.	17,200	147,785
Anglo American Platinum Ltd.*	6,154	168,852
AngloGold Ashanti Ltd., ADR	43,500	412,815
Aspen Pharmacare Holdings Ltd.	49,960	1,096,204
AVI Ltd.	45,600	425,691
Barclays Africa Group Ltd.	15,262	244,438
Barloworld Ltd.	68,800	968,821

A1084

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Bid Corp. Ltd.	44,379	$963,030
Bidvest Group Ltd. (The)	65,979	1,252,085
Brait SE*	14,142	43,247
Clicks Group Ltd.	37,800	583,978
DataTec Ltd.*	112,800	197,298
Discovery Ltd.	14,745	212,722
EOH Holdings Ltd.	26,200	95,157
Exxaro Resources Ltd.	24,500	226,139
FirstRand Ltd.	127,860	722,506
Foschini Group Ltd. (The)	11,100	209,374
Gold Fields Ltd.	74,934	302,418
Grindrod Ltd.*	207,800	240,920
Growthpoint Properties Ltd., REIT(a)	430,848	1,033,425
Harmony Gold Mining Co. Ltd.	69,708	165,661
Hyprop Investments Ltd., REIT	41,347	378,552
Impala Platinum Holdings Ltd.*	95,938	191,060
Investec Ltd.	15,300	119,487
Liberty Holdings Ltd.	12,500	132,613
Life Healthcare Group Holdings Ltd.	179,844	420,535
Massmart Holdings Ltd.	23,546	319,301
Mediclinic International PLC	58,567	496,263
MMI Holdings Ltd.	59,241	110,453
Mondi Ltd.	14,642	398,561
Mr. Price Group Ltd.	7,400	177,954
MTN Group Ltd.	218,551	2,198,213
Murray & Roberts Holdings Ltd.	248,925	290,021
Nampak Ltd.*	75,700	97,435
Naspers Ltd. (Class N Stock)	12,238	2,994,798
Nedbank Group Ltd.	9,385	226,201
Netcare Ltd.	277,420	655,987
Northam Platinum Ltd.*	50,800	156,333
Novus Holdings Ltd.	4,232	1,654
Pick’n Pay Stores Ltd.	54,634	317,087
Pioneer Foods Group Ltd.	22,700	239,274
PPC Ltd.*	194,666	129,078
Rand Merchant Investment Holdings Ltd.	41,103	138,963
Redefine Properties Ltd., REIT	916,618	897,515
Remgro Ltd.	19,839	371,865
Resilient REIT Ltd., REIT	47,118	198,740
Reunert Ltd.	52,952	333,536
RMB Holdings Ltd.	24,619	160,539
Sanlam Ltd.	57,800	417,560
Sappi Ltd.	48,920	316,075
Sasol Ltd.	44,220	1,508,617
Shoprite Holdings Ltd.	56,366	1,203,349
Sibanye Gold Ltd.	72,288	71,944
SPAR Group Ltd. (The)	25,400	436,038
Standard Bank Group Ltd.	46,358	856,624
Steinhoff International Holdings NV	103,885	28,938
Telkom SA SOC Ltd.	55,943	251,211
Tiger Brands Ltd.	27,991	876,072
Trencor Ltd.	42,028	134,789
Truworths International Ltd.	11,075	100,959
Vodacom Group Ltd.	69,147	893,576
Wilson Bayly Holmes-Ovcon Ltd.	18,343	240,262
Woolworths Holdings Ltd.	23,760	120,448

		29,454,579

	Shares	Value
COMMON STOCKS (Continued)
South Korea — 6.0%
Amorepacific Corp.	1,619	$467,857
AMOREPACIFIC Group	1,583	204,275
BGF Co. Ltd.	1,263	15,116
BGF retail Co. Ltd.*	676	97,014
BNK Financial Group, Inc.	9,467	95,082
Celltrion, Inc.*(a)	3,805	1,138,193
Chong Kun Dang Pharmaceutical Corp.	1,326	159,953
CJ CheilJedang Corp.	800	241,128
CJ Corp.	790	117,463
Coway Co. Ltd.	2,686	221,753
DB Insurance Co. Ltd.	1,230	76,413
Doosan Heavy Industries & Construction Co. Ltd.*	4,590	68,869
E-MART, Inc.	1,337	341,391
Green Cross Corp.	683	129,637
Green Cross Holdings Corp.	4,475	167,896
GS Engineering & Construction Corp.*	4,058	114,365
GS Holdings Corp.	8,140	473,337
Hana Financial Group, Inc.	10,821	466,354
Hankook Tire Co. Ltd.	2,943	145,663
Hanmi Pharm Co. Ltd.*	302	147,887
Hanmi Science Co. Ltd.*	2,933	262,167
Hanssem Co. Ltd.	673	95,118
Hanwha Chemical Corp.	8,968	250,945
Hanwha Corp.	3,690	137,197
Hanwha Techwin Co. Ltd.*	3,179	86,690
Hotel Shilla Co. Ltd.	1,650	143,698
Hugel, Inc.*	334	188,410
Hyosung Corp.	1,390	157,102
Hyundai Construction Equipment Co. Ltd.*	150	25,114
Hyundai Department Store Co. Ltd.	730	62,311
Hyundai Electric & Energy System Co. Ltd.*	156	12,087
Hyundai Engineering & Construction Co. Ltd.	3,134	126,405
Hyundai Glovis Co. Ltd.	960	164,525
Hyundai Heavy Industries Co. Ltd.*	1,195	156,113
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	97,214
Hyundai Mobis Co. Ltd.	2,400	573,288
Hyundai Motor Co.	6,082	821,109
Hyundai Robotics Co. Ltd.*	254	102,192
Hyundai Steel Co.	5,895	286,371
Hyundai Wia Corp.	961	49,813
Industrial Bank of Korea	11,766	173,306
iNtRON Biotechnology, Inc.*	3,532	147,244
Kangwon Land, Inc.	3,858	98,903
KB Financial Group, Inc.	12,332	715,222
KCC Corp.	274	85,527
Kia Motors Corp.	10,110	302,854
Komipharm International Co. Ltd.*	6,455	241,134
Korea Aerospace Industries Ltd.	2,153	101,517
Korea Electric Power Corp.	31,594	978,168
Korea Gas Corp.*	4,650	212,728
Korea Investment Holdings Co. Ltd.	1,595	125,202
Korea Real Estate Investment & Trust Co. Ltd.	25,746	72,920
Korea Zinc Co. Ltd.	502	227,964
Korean Air Lines Co. Ltd.*	4,147	128,331
KT Corp.	13,418	345,485
KT&G Corp.	6,722	632,304

A1085

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
LG Chem Ltd.	1,788	$652,672
LG Corp.	4,536	372,342
LG Display Co. Ltd.	3,794	92,406
LG Electronics, Inc.	5,110	527,232
LG Household & Health Care Ltd.	500	560,641
LG Uplus Corp.	32,527	377,793
Lotte Chemical Corp.	832	340,858
Lotte Corp.	1,101	65,931
LOTTE Fine Chemical Co. Ltd.	1,838	123,463
Lotte Shopping Co. Ltd.	859	189,558
LS Corp.	2,520	175,319
Medy-Tox, Inc.	579	408,804
NAVER Corp.	337	250,803
NCSoft Corp.	385	148,987
NH Investment & Securities Co. Ltd.	9,763	129,708
OCI Co. Ltd.	2,150	321,756
Orion Corp.	1,644	198,434
Orion Holdings Corp.	855	21,600
Ottogi Corp.	254	169,824
POSCO	2,999	957,283
Posco Daewoo Corp.	6,180	134,319
Samsung Biologics Co. Ltd., 144A*	724	333,205
Samsung C&T Corp.	4,030	521,543
Samsung Card Co. Ltd.	2,600	87,711
Samsung Electro-Mechanics Co. Ltd.	1,720	175,051
Samsung Electronics Co. Ltd.	1,023	2,390,215
Samsung Engineering Co. Ltd.*	10,660	187,216
Samsung Fire & Marine Insurance Co. Ltd.	1,142	288,098
Samsung Heavy Industries Co. Ltd.*	8,890	66,185
Samsung Life Insurance Co. Ltd.	2,315	252,154
Samsung SDI Co. Ltd.	1,147	207,953
Samsung SDS Co. Ltd.	530	127,097
Samsung Securities Co. Ltd.	3,344	124,870
Shinhan Financial Group Co. Ltd.	13,298	567,283
Shinsegae, Inc.	401	131,751
SK Chemicals Co. Ltd.*	911	88,886
SK Discovery Co. Ltd.	848	32,678
SK Holdings Co. Ltd.	1,435	404,728
SK Hynix, Inc.	6,588	504,720
SK Innovation Co. Ltd.	6,975	1,386,342
SK Telecom Co. Ltd.	4,603	998,099
S-Oil Corp.	5,061	573,074
ViroMed Co. Ltd.*	1,825	384,044
Woori Bank	16,280	221,362
Yuhan Corp.	998	208,019

		29,758,341

Sri Lanka — 0.7%
Access Engineering PLC	433,567	57,167
Aitken Spence PLC	130,112	42,311
Ceylon Tobacco Co. PLC	55,009	368,004
Chevron Lubricants Lanka PLC	161,664	108,644
Commercial Bank of Ceylon PLC	505,663	441,440
DFCC Bank PLC	136,728	102,694
Distilleries Co. of Sri Lanka PLC^	227,981	9,884
Hatton National Bank PLC	257,435	404,842
Hemas Holdings PLC	148,235	119,343
John Keells Holdings PLC	725,361	744,552
Lanka IOC PLC	359,478	69,336

	Shares	Value
COMMON STOCKS (Continued)
Sri Lanka (cont’d.)
Melstacorp PLC	769,436	$288,407
National Development Bank PLC	160,895	137,602
Nestle Lanka PLC	16,404	184,346
People’s Leasing & Finance PLC	641,689	65,100
Sampath Bank PLC	95,776	184,820
Teejay Lanka PLC	468,591	96,287

		3,424,779

Taiwan — 5.8%
Advanced Semiconductor Engineering, Inc.	117,629	171,616
Advantech Co. Ltd.	17,599	127,268
Airtac International Group	29,251	526,755
Asia Cement Corp.	234,829	228,076
Asustek Computer, Inc.	15,037	141,078
AU Optronics Corp.	318,441	147,643
Bizlink Holding, Inc.	34,268	288,677
Catcher Technology Co. Ltd.	26,780	336,622
Cathay Financial Holding Co. Ltd.	367,543	659,065
Chang Hwa Commercial Bank Ltd.	323,411	187,910
Cheng Shin Rubber Industry Co. Ltd.	191,424	312,654
Chicony Electronics Co. Ltd.	47,335	120,954
China Airlines Ltd.*	396,590	145,890
China Development Financial Holding Corp.	656,005	233,482
China Life Insurance Co. Ltd.	69,930	72,944
China Steel Corp.	817,084	652,526
China Synthetic Rubber Corp.	117,883	196,252
Chunghwa Telecom Co. Ltd.	401,268	1,546,233
Compal Electronics, Inc.	173,822	119,353
CTBC Financial Holding Co. Ltd.	632,587	457,100
CTCI Corp.	61,000	99,798
Delta Electronics, Inc.	33,800	152,202
E.Sun Financial Holding Co. Ltd.	320,321	216,484
Eclat Textile Co. Ltd.	25,500	299,797
Eva Airways Corp.	348,684	179,834
Far Eastern Department Stores Ltd.	349,405	195,517
Far Eastern New Century Corp.	500,537	454,071
Far EasTone Telecommunications Co. Ltd.	133,000	352,120
Feng TAY Enterprise Co. Ltd.	57,120	261,803
First Financial Holding Co. Ltd.	511,001	356,405
Formosa Chemicals & Fibre Corp.	225,064	849,793
Formosa Petrochemical Corp.	149,670	614,732
Formosa Plastics Corp.	284,142	1,011,992
Foxconn Technology Co. Ltd.	65,185	175,781
Fubon Financial Holding Co. Ltd.	328,002	568,264
Giant Manufacturing Co. Ltd.	36,661	194,424
Ginko International Co. Ltd.	16,000	119,934
Great Wall Enterprise Co. Ltd.	105,390	125,865
Hiwin Technologies Corp.	41,616	601,042
Hon Hai Precision Industry Co. Ltd.	201,470	628,379
Hota Industrial Manufacturing Co. Ltd.	28,723	123,712
Hotai Motor Co. Ltd.	39,000	390,985
Hua Nan Financial Holdings Co. Ltd.	277,593	167,375
Innolux Corp.	262,200	115,889
Inventec Corp.	156,000	124,745
Kenda Rubber Industrial Co. Ltd.	126,162	159,104
Kerry TJ Logistics Co. Ltd.	140,000	182,320
King Slide Works Co. Ltd.	13,000	182,827
Largan Precision Co. Ltd.	2,000	232,823
Lite-On Technology Corp.	36,941	51,962

A1086

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
MediaTek, Inc.	28,460	$327,468
Mega Financial Holding Co. Ltd.	478,684	414,002
Microbio Co. Ltd.*	86,319	64,894
Nan Kang Rubber Tire Co. Ltd.	158,776	139,842
Nan Ya Plastics Corp.	311,893	883,154
Novatek Microelectronics Corp.	29,246	133,720
OBI Pharma, Inc.*	19,000	120,209
Pegatron Corp.	32,133	80,876
PharmaEngine, Inc.	33,116	165,245
Pou Chen Corp.	271,547	362,609
President Chain Store Corp.	62,648	634,009
Quanta Computer, Inc.	58,319	118,530
Ruentex Development Co. Ltd.*	92,998	110,242
Ruentex Industries Ltd.*	97,461	190,259
Shin Kong Financial Holding Co. Ltd.	340,052	130,326
Siliconware Precision Industries Co. Ltd.	93,350	163,184
Simplo Technology Co. Ltd.	17,859	114,375
SinoPac Financial Holdings Co. Ltd.	590,422	209,963
Solar Applied Materials Technology Co.*	100,297	75,202
St. Shine Optical Co. Ltd.	10,000	295,746
Standard Foods Corp.	93,303	219,554
Synnex Technology International Corp.	83,883	126,240
Tainan Spinning Co. Ltd.	279,052	125,833
Taishin Financial Holding Co. Ltd.	344,478	170,133
Taiwan Cement Corp.	294,562	371,592
Taiwan Cooperative Financial Holding Co. Ltd.	497,344	294,032
Taiwan Fertilizer Co. Ltd.	79,000	105,159
Taiwan Glass Industry Corp.*	334,319	198,368
Taiwan Mobile Co. Ltd.	161,200	604,200
Taiwan Semiconductor Manufacturing Co. Ltd.	222,814	1,887,279
Teco Electric and Machinery Co. Ltd.	270,000	224,738
Transcend Information, Inc.	37,719	111,787
Tripod Technology Corp.	49,278	167,139
TSRC Corp.	118,629	121,676
TTY Biopharm Co. Ltd.	36,713	125,089
Tung Ho Steel Enterprise Corp.	127,381	107,784
Tung Thih Electronic Co. Ltd.	15,000	64,671
Uni-President Enterprises Corp.	635,728	1,501,299
United Microelectronics Corp.	316,280	166,681
Walsin Lihwa Corp.	707,000	435,941
Wistron Corp.	109,806	94,991
WPG Holdings Ltd.	123,613	160,945
Yang Ming Marine Transport Corp.*	263,691	94,919
Yuanta Financial Holding Co. Ltd.	584,090	269,529
Yulon Motor Co. Ltd.	118,053	91,767

		28,437,278

Thailand — 3.0%
Advanced Info Service PCL	152,100	1,004,454
Airports of Thailand PCL	370,000	783,247
Bangkok Bank PCL	26,800	170,265
Bangkok Chain Hospital PCL	310,900	168,308
Bangkok Dusit Medical Services PCL (Class F Stock)	725,900	546,292
Bangkok Expressway & Metro PCL	899,615	207,595
Banpu PCL	132,500	84,415
BEC World PCL	175,600	71,076

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
BTS Group Holdings PCL	570,200	$151,495
Bumrungrad Hospital PCL	76,300	506,750
Central Pattana PCL	118,200	298,124
Central Plaza Hotel PCL	109,000	167,954
Charoen Pokphand Foods PCL	220,800	178,583
CP ALL PCL	295,900	827,130
Delta Electronics Thailand PCL	214,200	454,148
Dynasty Ceramic PCL	1,191,700	112,828
Electricity Generating PCL	63,200	463,328
Glow Energy PCL	112,000	305,164
Hana Microelectronics PCL	321,400	334,525
Home Product Center PCL	678,082	302,161
Indorama Ventures PCL	204,988	373,425
IRPC PCL	885,200	205,794
Italian-Thai Development PCL	491,663	48,786
Kasikornbank PCL	49,100	335,366
KCE Electronics PCL	85,600	183,158
Krung Thai Bank PCL	224,475	136,845
Minor International PCL	354,900	432,434
MK Restaurants Group PCL	85,300	202,303
Polyplex Thailand PCL	133,400	70,510
Precious Shipping PCL*	335,250	126,016
Pruksa Holding PCL	94,500	65,695
PTT Exploration & Production PCL	92,429	340,840
PTT Global Chemical PCL	187,158	568,910
PTT PCL	51,600	908,783
Ratchaburi Electricity Generating Holding PCL	114,800	189,227
Robinson PCL	87,700	175,298
Siam Cement PCL (The)	37,300	589,603
Siam Commercial Bank PCL (The)	65,900	302,985
Siam Global House PCL	271,579	135,985
Sino-Thai Engineering & Construction PCL	142,514	85,455
Superblock PCL*	4,845,000	153,751
Thai Beverage PCL	571,600	340,901
Thai Oil PCL	50,700	147,781
Thai Union Group PCL (Class F Stock)	235,280	140,851
Thanachart Capital PCL	130,700	217,972
TMB Bank PCL	2,379,000	192,229
Total Access Communication PCL, NVDR	125,600	180,920
True Corp. PCL	1,379,617	307,179
TTW PCL	594,400	227,892
Vibhavadi Medical Center PCL	2,058,000	158,427
WHA Corp. PCL	1,221,700	147,998

		14,831,161

Togo — 0.0%
Ecobank Transnational, Inc.	1,657,284	75,388

Tunisia — 0.3%
Accumulateur Tunisienne Assad	16,114	62,475
ADWYA SA*	17,915	42,939
Banque de l’Habitat	13,850	123,695
Banque de Tunisie	21,274	89,740
Banque Internationale Arabe de Tunisie	3,704	230,222
Banque Nationale Agricole*	16,322	88,409
Carthage Cement*	169,068	156,956
City Cars	14,672	69,823
Ennakl Automobiles	20,527	87,415
Euro Cycles SA	4,187	55,241

A1087

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tunisia (cont’d.)
One Tech Holding	25,306	$150,526
Poulina Group	33,363	140,387
Societe D’Articles Hygieniques SA*	27,813	166,388

		1,464,216

Turkey — 2.8%
AG Anadolu Grubu Holding A/S (Class A Stock)	18,059	108,183
Akbank Turk A/S	166,996	406,057
Akcansa Cimento A/S	15,512	44,551
Anadolu Efes Biracilik Ve Malt Sanayii A/S	47,842	328,331
Arcelik A/S	109,285	496,870
Aselsan Elektronik Sanayi Ve Ticaret A/S	30,000	233,752
Aygaz A/S	58,500	216,461
Bagfas Bandirma Gubre Fabrikalari A/S*(a)	22,545	53,657
BIM Birlesik Magazalar A/S	51,500	933,877
Cimsa Cimento Sanayi VE Ticaret A/S	19,867	67,710
Coca-Cola Icecek A/S	15,939	145,723
Dogus Otomotiv Servis ve Ticaret A/S*	26,784	55,413
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT*	1,525,683	981,556
Enka Insaat ve Sanayi A/S	144,563	198,659
Eregli Demir ve Celik Fabrikalari TAS	378,114	999,655
Ford Otomotiv Sanayi A/S	29,204	454,961
Gubre Fabrikalari TAS*	45,700	48,760
Haci Omer Sabanci Holding A/S	96,069	255,903
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	153,441	50,249
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	416,822	422,035
KOC Holding A/S	139,566	577,466
Koza Altin Isletmeleri A/S*	19,000	196,879
Migros Ticaret A/S*	11,500	69,149
Petkim Petrokimya Holding A/S	199,060	410,139
TAV Havalimanlari Holding A/S	26,962	162,424
Tekfen Holding A/S	50,266	217,068
Tofas Turk Otomobil Fabrikasi A/S	60,341	406,691
Tupras Turkiye Petrol Rafinerileri A/S	55,700	1,555,792
Turk Hava Yollari AO*	73,628	364,115
Turk Telekomunikasyon A/S*	189,654	323,866
Turk Traktor ve Ziraat Makineleri A/S	2,324	42,663
Turkcell Iletisim Hizmetleri A/S	355,026	1,360,452
Turkiye Garanti Bankasi A/S	160,878	446,088
Turkiye Halk Bankasi A/S	45,268	104,355
Turkiye Is Bankasi A/S (Class C Stock)	112,037	203,490
Turkiye Sise ve Cam Fabrikalari A/S	103,653	136,380
Turkiye Vakiflar Bankasi TAO (Class D Stock)	173,877	287,926
Ulker Biskuvi Sanayi A/S	34,000	189,623
Vestel Elektronik Sanayi ve Ticaret A/S*	63,000	188,914
Yapi ve Kredi Bankasi A/S*	148,325	167,914
Zorlu Enerji Elektrik Uretim A/S*	181,874	95,382

		14,009,139

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	205,500	370,024
Abu Dhabi National Hotels	239,739	172,943
Agthia Group PJSC	49,606	59,836
Air Arabia PJSC	801,817	248,982
Aldar Properties PJSC	371,654	215,770

	Shares	Value
COMMON STOCKS (Continued)
United Arab Emirates (cont’d.)
Arabtec Holding PJSC*	216,379	$131,837
DAMAC Properties Dubai Co. PJSC	228,700	186,529
Dana Gas PJSC*	773,762	194,147
DP World Ltd.	42,391	954,595
Dubai Financial Market PJSC*	451,700	128,125
Dubai Investments PJSC	192,300	109,677
Dubai Islamic Bank PJSC	138,450	200,129
DXB Entertainments PJSC*	154,373	20,483
Emaar Malls PJSC	139,399	81,560
Emaar Properties PJSC	391,045	618,056
Emirates Telecommunications Group Co. PJSC	305,679	1,470,150
First Abu Dhabi Bank PJSC	323,551	1,031,547
National Central Cooling Co. PJSC	256,200	108,301
Taqa Morocco	2,181	223,957
Union National Bank PJSC	176,824	171,015

		6,697,663

United States — 0.0%
Luxoft Holding, Inc.*	4,200	171,990

Uruguay — 0.1%
Arcos Dorados Holdings, Inc. (Class A Stock)*	57,500	526,125

TOTAL COMMON STOCKS (cost $420,266,659)		463,813,517

	Units
PARTICIPATORY NOTES† — 3.1%
Egypt — 0.8%
Commercial International Bank Egypt SAE, expiring 11/09/20	167,127	843,718
Eastern Tobacco, expiring 11/09/20	14,555	491,033
Egypt Kuwait Holding Co. SAE, expiring 11/09/20	198,701	198,701
Egyptian Financial Group-Hermes Holding Co., expiring 11/09/20	88,865	129,733
ElSewedy Electric Co., expiring 11/09/20	53,309	655,015
EZZ Steel, expiring 11/09/20*	168,120	252,588
Juhayna Food Industries, expiring 11/09/20	289,265	186,703
Orascom Telecom Media & Technology Holding SAE, expiring 11/12/18	1,745,300	86,120
Oriental Weavers, expiring 11/09/20	296,855	264,504
Palm Hills Developments SAE, expiring 11/09/20*	294,630	85,391
Pioneers Holding for Financial Investments SAE, expiring 11/09/20*	120,879	66,159
Sidi Kerir Petrochemicals Co., expiring 11/09/20	174,200	293,339
Talaat Moustafa Group, expiring 11/09/20	342,837	222,447
Telecom Egypt Co., expiring 11/09/20	241,812	169,515

		3,944,966

Saudi Arabia — 0.8%
AL Rajhi Bank, expiring 01/19/21	18,308	368,445
Al Tayyar Travel Group Holding Co., expiring 02/24/21	11,915	91,092
Alinma Bank, expiring 01/19/21	31,000	170,206
Almarai Co. JSC, expiring 07/20/20	19,625	289,814

A1088

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Units	Value
PARTICIPATORY NOTES† (Continued)
Saudi Arabia (cont’d.)
Banque Saudi Fransi, expiring 03/24/20	16,000	$125,223
Etihad Etisalat Co., expiring 11/09/20*	16,920	68,310
Fawaz Abdulaziz Al Hokair & Co., expiring 02/28/20*	6,400	45,669
Jarir Marketing Co., expiring 01/19/21	3,025	142,736
Mobile Telecommunications Co. Saudi Arabia, expiring 04/30/18*	23,975	45,839
Mouwasat Medical Services Co., expiring 02/24/21	2,587	121,572
National Industrialization Co., expiring 08/26/19*	23,850	126,370
Rabigh Refining & Petrochemical Co.,expiring 07/20/20*	26,012	172,230
Riyad Bank, expiring 11/09/20	32,000	118,354
Samba Financial Group, expiring 05/06/20	31,555	225,002
Saudi Arabian Amiantit Co., expiring 04/30/18*	21,300	44,076
Saudi Arabian Fertilizer Co., expiring 07/20/20	4,332	82,017
Saudi Arabian Mining Co., expiring 04/30/18*	9,400	137,261
Saudi Basic Industries Corp., expiring 01/19/21	11,500	356,981
Saudi Cement Co., expiring 07/20/18	4,700	70,348
Saudi Electricity Co., expiring 01/19/21	33,899	187,479
Saudi Ground Services Co., expiring 06/25/18	12,502	122,783
Saudi International Petrochemical Co., expiring 01/19/21	17,830	100,749
Saudi Pharmaceutical Industries & Medical Appliances Corp., expiring 01/27/21	8,669	70,968
Saudi Telecom Co., expiring 04/23/18	18,300	404,346
Savola Group (The), expiring 01/24/20*	14,900	175,696
Yamamah Cement Co. Ltd., expiring 01/19/21*	12,750	54,127

		3,917,693

Vietnam — 1.5%
Bank for Foreign Trade of Vietnam JSC, expiring 06/12/19	119,414	371,942
Bao Viet Holdings, expiring 06/23/20	54,931	224,111
Danang Rubber JSC, expiring 06/05/19	50,160	65,355
Development Investment Construction JSC, expiring 08/22/19	206,408	235,430
FLC Faros Construction JSC, expiring 02/22/19*	44,950	265,619
HAGL JSC, expiring 08/29/19*	354,616	104,231
Ho Chi Minh City Infrastructure Investment JSC, expiring 11/27/19*	75,000	101,503
Hoa Phat Group JSC, expiring 02/26/20*	332,236	886,160
Masan Group Corp., expiring 12/12/18	244,215	1,173,137
PetroVietnam Drilling & Well Services JSC, expiring 08/26/21*	126,049	105,064
Petrovietnam Fertilizer & Chemicals JSC, expiring 11/27/19	130,000	125,181
PetroVietnam Gas JSC, expiring 06/05/19	220,000	1,220,886
PetroVietnam Technical Services Corp., expiring 06/26/19	241,000	219,909
Pha Lai Thermal Power JSC, expiring 11/07/18	91,939	75,423

	Units	Value
PARTICIPATORY NOTES† (Continued)
Vietnam (cont’d.)
Saigon Securities, Inc., expiring 03/17/21	101,330		$173,366
Saigon Thuong Tin Commercial JSB, expiring 06/05/19*	175,796		117,609
Vietjet Aviation JSC, expiring 02/22/19	50,580		492,599
Vietnam Dairy Products JSC, expiring 02/12/19	25,000		227,024
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 06/23/20	198,814		305,265
Vincom Retail JSC, expiring 02/22/19*	135,400		302,936
Vingroup JSC, expiring 08/02/19*	174,964		882,691

			7,675,441

TOTAL PARTICIPATORY NOTES (cost $11,934,252)		15,538,100

	Shares
PREFERRED STOCKS — 2.3%
Brazil — 1.8%
Alpargatas SA (PRFC)	88,400		448,500
Banco Bradesco SA (PRFC)	85,383		1,022,077
Centrais Eletricas Brasileiras SA (PRFC B)	44,100		321,521
Cia Brasileira de Distribuicao (PRFC)	7,695		156,490
Cia Energetica de Sao Paulo (PRFC B)	22,900		109,456
Gerdau SA (PRFC)	37,400		176,269
Itau Unibanco Holding SA (PRFC), ADR(a)	61,007		951,709
Itausa - Investimentos Itau SA (PRFC)	136,381		574,614
Klabin SA (PRFC)	45,300		45,692
Lojas Americanas SA (PRFC)	82,449		467,006
Marcopolo SA (PRFC)	174,800		206,491
Metalurgica Gerdau SA (PRFC)	102,900		223,164
Petroleo Brasileiro SA (PRFC), ADR*(a)	185,600		2,410,943
Telefonica Brasil SA (PRFC)	95,441		1,465,388
Usinas Siderurgicas de Minas Gerais SA (PRFC A)*	57,200		188,504

			8,767,824

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000		105,943
Banco Davivienda SA (PRFC)	10,919		117,707
Cementos Argos SA (PRFC)	36,909		111,359
Grupo Argos SA (PRFC)	30,084		176,581
Grupo Aval Acciones y Valores SA (PRFC)	523,436		218,250
Grupo de Inversiones Suramericana SA (PRFC)	12,779		162,821

			892,661

Croatia — 0.1%
Adris Grupa dd (PRFC)	7,472		523,515

Philippines — 0.0%
Ayala Land, Inc. (PRFC)^	1,180,500		—

Russia — 0.2%
Surgutneftegas OJSC (PRFC)	790,200		408,674
Transneft PJSC (PRFC)	155		478,425

			887,099

South Korea — 0.0%
LG Chem Ltd. (PRFC)	430		87,531

A1089

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Togo — 0.0%
Ecobank Transnational, Inc. (PRFC)	130,579	$—

TOTAL PREFERRED STOCKS (cost $8,909,033)		11,158,630

	Units
WARRANTS* — 0.0%
Thailand — 0.0%
Superblock PCL, expiring 08/31/20 (cost $0)	969,000	8,367

TOTAL LONG-TERM INVESTMENTS (cost $441,109,944)		490,518,614

	Shares
SHORT-TERM INVESTMENTS — 4.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,704,535	2,704,535
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $20,666,824; includes $20,638,173 of cash collateral for securities on loan)(b)(w)	20,666,274	20,664,208

Value
TOTAL SHORT-TERM INVESTMENTS (cost $23,371,359)	$23,368,743

TOTAL INVESTMENTS — 103.9% (cost $464,481,303)	513,887,357
Liabilities in excess of other assets — (3.9)%	(19,393,123)

NET ASSETS — 100.0%	$494,494,234

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

†	Participatory notes represented 3.1% of net assets, of which the Portfolio attributed 1.6% to Hong Kong & Shanghai Bank and 1.5% to JPMorgan Chase as counterparties to the securities.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $442,290 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,343,156; cash collateral of $20,638,173 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$3,027,624	$—	$—
Bahrain	—	3,315,117	—
Botswana	47,207	2,009,174	—
Brazil	21,308,270	—	—
Bulgaria	—	1,721,943	—
Chile	13,790,611	—	—
China	4,695,912	48,719,055	323,928
Colombia	6,677,391	—	95,723
Croatia	—	2,895,936	8,099
Czech Republic	—	3,703,287	—
Estonia	—	2,691,506	—
Ghana	—	2,643,826	—
Greece	233,388	6,129,196	—
Hong Kong	—	4,135,936	—
Hungary	—	3,534,460	—
India	4,229,101	23,986,790	2,657

A1090

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Indonesia	$—	$12,594,923	$—
Jordan	—	3,929,069	—
Kazakhstan	1,556,871	1,529,377	—
Kenya	—	3,696,483	—
Kuwait	21,800	7,221,633	—
Latvia	—	490,883	—
Lebanon	—	230,059	—
Lithuania	—	1,898,154	—
Malaysia	—	14,741,770	—
Mauritius	—	3,819,860	—
Mexico	27,581,769	—	1,999
Monaco	392,735	—	—
Morocco	—	3,555,155	—
Netherlands	210,989	—	—
Nigeria	—	3,479,310	—
Oman	—	3,240,050	—
Pakistan	—	7,245,358	—
Panama	1,389,976	—	—
Peru	7,348,694	—	—
Philippines	—	12,293,530	—
Poland	—	13,418,976	—
Qatar	—	7,022,460	—
Romania	—	3,610,163	—
Russia	20,359,607	8,336,975	—
Singapore	—	173,239	—
Slovenia	—	3,644,854	—
South Africa	412,815	29,041,764	—
South Korea	88,886	29,669,455	—
Sri Lanka	—	3,414,895	9,884
Taiwan	—	28,437,278	—
Thailand	—	14,831,161	—
Togo	—	75,388	—
Tunisia	—	1,464,216	—
Turkey	—	14,009,139	—
United Arab Emirates	—	6,697,663	—
United States	171,990	—	—
Uruguay	526,125	—	—
Participatory Notes
Egypt	—	3,944,966	—
Saudi Arabia	—	3,917,693	—
Vietnam	—	7,675,441	—
Preferred Stocks
Brazil	8,767,824	—	—
Colombia	892,661	—	—
Croatia	—	523,515	—
Philippines	—	—	—
Russia	—	887,099	—
South Korea	—	87,531	—
Togo	—	—	—
Warrants
Thailand	8,367	—	—
Affiliated Mutual Funds	23,368,743	—	—

Total	$147,109,356	$366,335,711	$442,290

A1091

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$11,556,610	L1 to L2	Official Close to Model Price
Common Stocks	435,295	L2 to L1	Model Price to Official Close

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Banks	15.7%
Oil, Gas & Consumable Fuels	8.7
Wireless Telecommunication Services	5.6
Metals & Mining	5.4
Affiliated Mutual Funds (4.2% represents investments purchased with collateral from securities on loan)	4.7
Food Products	3.8
Chemicals	3.3
Diversified Telecommunication Services	3.2
Real Estate Management & Development	2.9
Food & Staples Retailing	2.8
Industrial Conglomerates	2.7
Pharmaceuticals	2.7
Electric Utilities	2.7
Beverages	2.2
Construction Materials	2.1
Internet Software & Services	1.8
Independent Power & Renewable Electricity Producers	1.7
Automobiles	1.5
Hotels, Restaurants & Leisure	1.5
Transportation Infrastructure	1.4
Health Care Providers & Services	1.3
Insurance	1.3
IT Services	1.3
Media	1.3
Construction & Engineering	1.2
Airlines	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Gas Utilities	1.1
Machinery	1.0
Electronic Equipment, Instruments & Components	0.9
Multiline Retail	0.9
Technology Hardware, Storage & Peripherals	0.9
Specialty Retail	0.8
Capital Markets	0.8

Textiles, Apparel & Luxury Goods	0.8%
Diversified Financial Services	0.8
Semiconductors & Semiconductor Equipment	0.8
Tobacco	0.8
Biotechnology	0.7
Household Durables	0.7
Electrical Equipment	0.7
Personal Products	0.7
Paper & Forest Products	0.6
Water Utilities	0.5
Diversified Consumer Services	0.5
Software	0.5
Auto Components	0.5
Trading Companies & Distributors	0.4
Marine	0.4
Health Care Equipment & Supplies	0.4
Household Products	0.3
Energy Equipment & Services	0.3
Road & Rail	0.3
Aerospace & Defense	0.2
Air Freight & Logistics	0.2
Thrifts & Mortgage Finance	0.2
Consumer Finance	0.2
Internet & Direct Marketing Retail	0.2
Multi-Utilities	0.2
Building Products	0.1
Communications Equipment	0.1
Life Sciences Tools & Services	0.1
Containers & Packaging	0.1
Commercial Services & Supplies	0.1
Leisure Products	0.1
Electrical Utilities	0.0	*
Distributors	0.0	*
Building Materials	0.0	*

	103.9
Liabilities in excess of other assets	(3.9)

	100.0%

*	Less than +/- 0.05%

A1092

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.4%
AFFILIATED MUTUAL FUNDS — 90.4%
AST AB Global Bond Portfolio*	57,623,068	$624,634,061
AST AQR Emerging Markets Equity Portfolio*	603,595	8,027,807
AST AQR Large-Cap Portfolio*	16,764,047	307,284,978
AST BlackRock Low Duration Bond Portfolio*	3,290,400	35,240,179
AST BlackRock/Loomis Sayles Bond Portfolio*	13,689,063	184,802,346
AST ClearBridge Dividend Growth Portfolio*	9,242,067	157,392,400
AST Goldman Sachs Global Income Portfolio*	27,345,840	292,327,025
AST Goldman Sachs Large-Cap Value Portfolio*	1,366,047	40,817,479
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,690,983	16,554,720
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	46,242,085
AST Goldman Sachs Strategic Income Portfolio*	11,078,440	106,906,942
AST High Yield Portfolio*	8,862,649	88,626,495
AST Hotchkis & Wiley Large-Cap Value Portfolio*	4,035,052	116,128,787
AST International Growth Portfolio*	10,088,465	182,903,862
AST International Value Portfolio*	8,005,548	169,877,724
AST Jennison Large-Cap Growth Portfolio*	2,981,172	96,440,918
AST Loomis Sayles Large-Cap Growth Portfolio*	3,155,322	158,428,733
AST Lord Abbett Core Fixed Income Portfolio*	20,467,417	255,228,690
AST MFS Growth Portfolio*	3,743,241	93,356,436
AST MFS Large-Cap Value Portfolio*	7,332,607	142,839,175
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	256,415	8,784,793
AST Parametric Emerging Markets Equity Portfolio*	424,515	4,372,500
AST Prudential Core Bond Portfolio*	73,637,693	891,752,457
AST QMA International Core Equity Portfolio*	6,364,558	80,320,722
AST QMA Large-Cap Portfolio*	16,585,346	304,672,805
AST Small-Cap Growth Opportunities Portfolio*	1,712,377	35,172,230
AST Small-Cap Growth Portfolio*	796,326	35,834,684
AST Small-Cap Value Portfolio*	664,828	18,429,042
AST T. Rowe Price Large-Cap Growth Portfolio*	3,308,678	120,270,446
AST T. Rowe Price Large-Cap Value Portfolio*	7,922,469	116,460,298
AST Templeton Global Bond Portfolio*	131,266	1,470,184
AST WEDGE Capital Mid-Cap Value Portfolio*	351,221	8,724,328
AST Wellington Management Global Bond Portfolio*	69,083,849	735,742,988
AST Western Asset Core Plus Bond Portfolio*	47,575,484	601,354,112

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Emerging Markets Debt Portfolio*	2,707,094	$ 30,265,305

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,302,104,910)(w)		6,117,687,736

TOTAL LONG-TERM INVESTMENTS (cost $5,302,104,910)		6,117,687,736

SHORT-TERM INVESTMENTS — 9.4%

AFFILIATED MUTUAL FUND — 9.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $624,040,344)(w)	624,040,344	624,040,344

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $10,961,746)
1.715%	06/14/18	11,000	10,963,022

TOTAL SHORT-TERM INVESTMENTS (cost $635,002,090)			635,003,366

TOTAL INVESTMENTS — 99.8% (cost $5,937,107,000)			6,752,691,102
Other assets in excess of liabilities(z) — 0.2%			10,871,837

NET ASSETS — 100.0%			$6,763,562,939

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A1093

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
755	2 Year U.S.Treasury Notes	Jun. 2018	$160,520,079	$23,713
1,207	10 Year U.S. Treasury Notes	Jun. 2018	146,216,734	1,168,851
116	CAC40 10 Euro	Apr. 2018	7,357,138	(149,156)
22	DAX Index	Jun. 2018	8,201,849	(207,762)
245	Euro STOXX 50 Index	Jun. 2018	9,890,921	(186,302)
38	FTSE 100 Index	Jun. 2018	3,728,506	(79,971)
12	MSCI EAFE Index	Jun. 2018	1,200,360	(21,316)
208	Russell 2000 Mini Index	Jun. 2018	15,924,480	(708,069)
489	S&P 500 E-Mini Index	Jun. 2018	64,621,350	(3,570,923)
109	S&P 500 Index	Jun. 2018	72,021,750	(3,716,950)
174	TOPIX Index	Jun. 2018	27,905,738	43,219

				$(7,404,666)

Foreign currency of $135,831 and a security with a market value of $10,963,022 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,741,728,080	$—	$—
U.S. Treasury Obligation	—	10,963,022	—
Other Financial Instruments*
Futures Contracts	(7,404,666)	—	—

Total	$6,734,323,414	$10,963,022	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1094

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.8%

ASSET-BACKED SECURITIES — 21.3%

Automobiles — 0.4%
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C	2.690%		06/19/23	2,180	$2,150,064
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	5,300	5,270,854
Hertz Vehicle Financing II LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	700	692,872
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	1,000	992,244
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class B, 144A	2.880%		06/15/21	2,500	2,470,624

					11,576,658

Collateralized Loan Obligations — 14.9%
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 3 Month LIBOR + 1.490%, 144A	3.212%	(c)	10/15/28	8,750	8,783,368
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.772%	(c)	04/16/27	2,250	2,251,692
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	2.992%	(c)	07/15/30	8,500	8,545,484
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A	3.002%	(c)	07/15/29	2,500	2,513,149
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 3 Month LIBOR + 0.980%, 144A	2.819%	(c)	02/17/26	35,000	35,014,154
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A	2.607%	(c)	01/16/30	5,500	5,526,956
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	—%	(p)	04/23/31	5,000	5,000,000
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.140%, 144A	2.885%	(c)	10/22/25	9,334	9,336,508
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.170%, 144A	2.901%	(c)	04/17/26	6,000	6,014,149
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 3 Month LIBOR + 1.190%, 144A (original cost $9,900,000; purchased 03/22/17)(f)	2.921%	(c)	10/17/26	9,900	9,917,996
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A	3.074%	(c)	07/18/30	5,500	5,533,952
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 3 Month LIBOR + 1.620%, 144A	3.365%	(c)	01/20/28	11,750	11,762,786
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	3.052%	(c)	04/13/27	4,500	4,501,857
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2	3.310%	(cc)	04/17/31	10,000	10,000,000

A1095

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 3 Month LIBOR + 1.450%, 144A	3.195%	(c)	01/20/29	12,000	$12,061,640
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A	2.965%	(c)	07/20/31	2,750	2,764,526
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A	3.134%	(c)	10/18/26	5,000	5,014,420
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	2.855%	(c)	01/22/31	5,000	5,035,844
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 3 Month LIBOR + 1.450%, 144A	3.172%	(c)	07/15/26	2,450	2,451,695
Elevation CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.902%	(c)	10/15/26	8,750	8,765,260
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A	3.284%	(c)	04/18/27	3,750	3,777,717
Galaxy CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR, 3 Month LIBOR + 1.400%, 144A	3.122%	(c)	07/15/26	9,000	9,007,444
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 3 Month LIBOR + 1.170%, 144A	2.892%	(c)	10/15/26	2,750	2,749,857
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	15,000	15,014,445
KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 3 Month LIBOR + 1.270%, 144A	3.004%	(c)	07/18/30	20,000	20,102,558
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.902%	(c)	07/15/26	15,000	15,030,296
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.922%	(c)	10/15/26	15,000	15,027,510
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 3 Month LIBOR + 1.110%, 144A	3.324%	(c)	04/25/31	15,000	14,999,715
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.036%	(c)	02/20/31	10,000	10,016,165
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	9,000	9,031,035
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.959%	(c)	10/12/30	1,500	1,512,456
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	2.572%	(c)	01/15/28	6,000	5,998,961
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A	2.982%	(c)	07/15/30	6,250	6,317,931
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 3 Month LIBOR + 1.440%, 144A	3.207%	(c)	10/30/27	7,500	7,501,220

A1096

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	2.861%	(c)	01/17/31	4,000	$4,023,793
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.192%	(c)	05/21/29	5,000	5,025,966
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A	3.015%	(c)	07/20/30	10,750	10,808,543
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3 Month LIBOR + 1.140%, 144A	2.933%	(c)	05/07/26	14,500	14,519,727
Sound Point CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	2.822%	(c)	01/26/31	4,000	3,997,766
Sound Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A	3.025%	(c)	07/25/30	4,500	4,531,234
Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A	2.971%	(c)	01/17/30	6,750	6,794,760
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A	3.272%	(c)	01/15/29	3,500	3,517,996
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A	2.952%	(c)	07/15/29	1,500	1,505,271
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	01/20/31	6,000	6,009,101
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A	3.445%	(c)	10/25/28	11,500	11,518,311
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A	3.065%	(c)	07/25/29	6,500	6,538,743
Trinitas CLO Ltd. (Cayman Islands), Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A	2.908%	(c)	01/25/31	5,000	5,031,144
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.314%	(c)	04/25/31	8,000	8,000,000
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	2.787%	(c)	01/20/31	5,000	5,019,676
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 3 Month LIBOR + 1.650%, 144A	3.395%	(c)	10/20/28	7,750	7,784,958
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A	3.065%	(c)	04/20/29	9,000	9,044,921
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.881%	(c)	01/17/31	4,500	4,517,202
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 3 Month LIBOR + 1.160%, 144A	2.953%	(c)	11/07/25	3,647	3,647,386

A1097

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A	3.092%	(c)	07/15/29	7,750	$7,800,215
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.075%	(c)	04/15/29	15,000	15,000,000

					441,519,459

Consumer Loans — 1.9%
Lendmark Funding Trust, Series 2017-2A, Class A, 144A	2.800%		05/20/26	4,900	4,872,591
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 144A	2.920%		12/20/29	7,500	7,410,119
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	2,272	2,268,796
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	6,400	6,459,395
OneMain Financial Issuance Trust, Series 2017-1A, Class B, 144A	2.790%		09/14/32	1,500	1,464,215
Oportun Funding LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	2,500	2,467,527
Oportun Funding LLC, Series 2017-B, Class A, 144A	3.220%		10/10/23	7,500	7,412,339
Oportun Funding LLC, Series 2018-A, Class A, 144A	3.610%		03/08/24	2,970	2,970,667
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	7,567	7,556,341
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	15,043	15,056,243

					57,938,233

Credit Cards — 0.3%
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	2.377%	(c)	12/15/26	8,400	8,472,095

Home Equity Loans — 2.0%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	2.922%	(c)	12/25/33	345	341,702
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1, 1 Month LIBOR + 0.640%	2.512%	(c)	05/25/34	1,092	1,070,673
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.652%	(c)	04/25/34	2,109	2,082,501
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	3.222%	(c)	02/25/33	1,166	1,152,068
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	2.952%	(c)	01/25/34	1,737	1,702,618
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.830%	2.696%	(c)	08/25/33	465	461,608
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	2.572%	(c)	06/25/34	2,107	2,054,763

A1098

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2, 1 Month LIBOR + 3.530%	5.302%	(c)	01/15/33	175	$176,199
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1, 1 Month LIBOR + 0.980%	2.752%	(c)	12/15/33	850	849,488
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.682%	(c)	06/25/34	2,510	2,501,244
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1, 1 Month LIBOR + 1.050%	2.922%	(c)	12/25/34	1,239	1,182,023
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	2.892%	(c)	06/25/34	3,014	3,048,428
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3, 1 Month LIBOR + 1.500%	3.372%	(c)	03/25/43	888	877,132
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.860%	2.726%	(c)	07/25/34	3,024	3,006,138
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	2.352%	(c)	01/25/34	3,798	3,679,923
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1 Month LIBOR + 0.900%	2.772%	(c)	12/25/34	1,185	1,187,576
Home Equity Asset Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	3.072%	(c)	10/25/33	821	814,262
Home Equity Asset Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	2.922%	(c)	02/25/34	2,283	2,235,143
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A	3.398%	(c)	01/28/70	2,227	2,271,559
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	2.572%	(c)	09/25/34	858	846,293
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%	2.772%	(c)	04/25/34	2,521	2,488,285
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.592%	(c)	12/25/34	4,531	4,461,223
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	2.892%	(c)	10/25/33	176	174,328
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4, 1 Month LIBOR + 0.740%	2.612%	(c)	01/25/34	1,566	1,554,963
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.772%	(c)	05/25/34	2,372	2,368,602
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1, 1 Month LIBOR + 1.580%	3.446%	(c)	11/25/32	623	621,885
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 1 Month LIBOR + 0.710%	2.576%	(c)	08/25/35	2,530	2,539,083
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000%	(cc)	12/25/57	5,056	5,140,576

A1099

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-5, Class A2, 1 Month LIBOR + 0.640%	2.512%	(c)	08/25/33	998	$978,192
Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.772%	(c)	01/25/34	5,758	5,716,721
Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 1 Month LIBOR + 0.500%	2.372%	(c)	12/25/33	1,025	1,007,365
Saxon Asset Securities Trust, Series 2004-1, Class A, 1 Month LIBOR + 0.540%	2.412%	(c)	03/25/35	405	387,374

					58,979,938

Residential Mortgage-Backed Securities — 1.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R1, Class A2, 1 Month LIBOR + 0.600%	2.472%	(c)	02/25/34	246	234,873
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 1 Month LIBOR + 0.780%	2.652%	(c)	10/25/34	1,132	1,126,895
Countrywide Asset-Backed Certificates Trust, Series 2004-12, Class AF6	4.634%	(cc)	03/25/35	131	133,745
Countrywide Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	2.922%	(c)	11/25/34	1,175	1,176,437
Countrywide Asset-Backed Certificates Trust, Series 2004-SD1, Class A1, 1 Month LIBOR + 0.680%, 144A	2.552%	(c)	06/25/33	807	802,422
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB4, Class A6	5.872%	(cc)	05/25/35	124	122,855
CSMC Trust, Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A	4.814%	(c)	12/26/46	11,116	11,473,500
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3, 1 Month LIBOR + 2.480%	4.346%	(c)	06/25/34	1,149	1,148,672
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2, 1 Month LIBOR + 1.850%	3.716%	(c)	01/25/35	866	875,915
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 1 Month LIBOR + 0.800%	2.672%	(c)	07/25/34	7,534	7,522,476
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1 Month LIBOR + 0.840%	2.712%	(c)	08/25/34	1,009	1,013,868
Structured Asset Investment Loan Trust, Series 2004-11, Class A4, 1 Month LIBOR + 0.900%	2.772%	(c)	01/25/35	28	28,058
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4, 1 Month LIBOR + 0.940%	2.812%	(c)	09/25/34	3,217	3,206,570
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750%	(cc)	06/25/57	4,598	4,530,915
Towd Point Mortgage Trust, Series 2017-6, Class A1, 144A	2.750%	(cc)	10/25/57	10,907	10,748,181
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375%		04/25/47	811	809,286

A1100

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		06/25/47	1,053	$1,048,509

					46,003,177

Student Loans — 0.3%
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 Month LIBOR + 0.850%, 144A	2.722%	(c)	05/25/41	3,182	3,206,096
Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1 Month LIBOR + 1.000%, 144A	2.872%	(c)	01/25/41	1,674	1,692,497
Earnest Student Loan Program LLC, Series 2017-A, Class A2, 144A	2.650%		01/25/41	3,820	3,746,423

					8,645,016

TOTAL ASSET-BACKED SECURITIES (cost $625,574,279)					633,134,576

BANK LOANS — 0.5%

Internet Software & Services — 0.2%
Mcafee, LLC, Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.380%	(c)	09/30/24	4,557	4,599,253

Oil & Gas — 0.2%
EG American LLC, Term Loan	— %	(p)	02/01/26	1,600	1,596,000
Euro Garages, Ltd., Term Loan	— %	(p)	02/28/25	EUR 273	333,555
Euro Garages, Ltd., Term Loan	— %	(p)	02/28/25	EUR 600	733,821
Euro Garages, Ltd., Term Loan	— %	(p)	02/28/25	EUR 912	1,114,074
Euro Garages, Ltd., Term Loan	— %	(p)	02/28/25	EUR 810	1,129,609
Euro Garages, Ltd., Term Loan^	— %	(p)	03/31/26	EUR 935	1,144,720

					6,051,779

Pharmaceuticals — 0.0%
Avantor, Inc., Initial Euro Term Loan, 1 Month EURIBOR + 4.250%	4.250%	(c)	11/21/24	EUR 913	1,125,294

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.380%	(c)	12/31/18	1,954	1,952,681

TOTAL BANK LOANS (cost $13,601,969)					13,729,007

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.8%
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60	20,000	19,476,818
Benchmark Mortgage Trust, Series 2018-B2, Class A4	3.615%		02/15/51	7,550	7,591,471
CD Mortgage Trust, Series 2017-CD5, Class A3	3.171%		08/15/50	9,000	8,745,735
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	19,000	18,084,183
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3	3.197%		08/15/50	12,600	12,255,772
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	9,000	8,843,834
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	9,770	9,896,640

A1101

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48	11,112	$11,098,252
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48	22,600	22,695,304
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A3	3.209%		10/12/50	9,800	9,526,861
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,947,248
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	9,497	9,418,321
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	17,000	16,964,501
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	15,349,072
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	8,002,911
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	16,750	16,572,380
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	14,744,312
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	19,100	19,095,746
Commercial Mortgage Trust, Series 2015-LC23, Class A3	3.521%		10/10/48	13,500	13,506,291
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	12,000	11,474,698
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	21,646,011
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4	3.191%		11/15/50	7,625	7,390,966
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	11,300	10,599,557
Fannie Mae-Aces, Series 2015-M17, Class A2	2.938%	(cc)	11/25/25	10,700	10,597,032
Fannie Mae-Aces, Series 2017-M4, Class A2	2.597%	(cc)	12/25/26	25,000	23,860,988
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.530%	(cc)	06/25/20	29,066	795,542
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.423%	(cc)	05/25/22	45,330	2,174,430
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.462%	(cc)	06/25/22	24,666	1,245,192
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.858%	(cc)	09/25/22	39,545	1,236,758
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.866%	(cc)	10/25/22	32,381	1,045,100
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.672%	(cc)	11/25/25	131,683	5,458,240
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.367%	(cc)	03/25/26	27,815	2,495,065
FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class A2	3.303%	(cc)	11/25/27	8,700	8,739,796
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	4,300	4,358,558
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.731%	(cc)	05/25/19	33,801	468,040
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.681%	(cc)	07/25/19	34,561	490,815
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.294%	(cc)	02/25/32	29,699	4,559,959

A1102

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%	11/10/47	8,000	$7,989,640
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB	3.203%	08/10/50	7,300	7,206,325
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%	01/15/47	3,609	3,610,403
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%	10/15/48	4,500	4,488,502
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224%	07/15/50	15,500	15,124,884
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	1,074	1,075,182
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%	12/15/47	5,000	4,927,505
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	6,947	6,912,953
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%	02/15/46	7,974	7,790,241
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%	12/15/48	4,502	4,436,772
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%	05/15/46	13,600	13,335,573
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%	02/15/51	13,375	13,811,696
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	13,126	13,001,533
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	12,184	12,109,730
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%	08/15/50	3,610	3,640,718
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%	04/15/50	15,000	14,502,940
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2	2.399%	08/15/49	11,300	10,429,648
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%	12/15/49	5,800	5,808,708
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%	10/15/49	15,500	14,575,248
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%	07/15/50	9,500	9,246,358
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class ASB	3.212%	09/15/50	6,900	6,798,109
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A3	3.210%	11/15/50	15,000	14,604,592

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $572,395,671)				557,879,659

			Shares
COMMON STOCK — 0.0%

Oil & Gas
Frontera Energy Corp. (Colombia)*(a) (cost $1,279,096)			32,074	896,484

A1103

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS — 31.9%

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%	08/15/24		6,445	$6,213,779
Reynolds American, Inc. (United Kingdom), Gtd. Notes	7.000%	08/04/41		1,350	1,740,473

					7,954,252

Airlines — 0.4%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%	12/15/29		2,763	2,640,448
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%	10/11/25		4,009	4,052,657
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	04/29/26		997	1,014,237
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30		3,300	3,106,455

					10,813,797

Apparel — 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%	06/15/24	EUR	1,345	1,736,315

Auto Manufacturers — 0.7%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43		5,490	5,006,449
Ford Motor Co., Sr. Unsec’d. Notes	5.291%	12/08/46		545	532,953
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19		5,000	4,959,165
General Motors Co., Sr. Unsec’d. Notes	4.000%	04/01/25		4,620	4,567,009
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43		5,215	5,727,631

					20,793,207

Auto Parts & Equipment — 0.4%
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A	3.250%	09/15/23	EUR	2,240	2,833,385
Lear Corp., Sr. Unsec’d. Notes	5.250%	01/15/25		6,325	6,683,182
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22		1,634	1,654,425

					11,170,992

Banks — 9.3%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625%	01/21/20		3,000	2,948,796
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.125%	02/23/23		1,000	969,115
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%	04/11/22		2,600	2,588,052
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%	05/25/18		3,000	2,996,364
Bank of America Corp., Jr. Sub. Notes	5.125%	12/29/49		4,145	4,192,668
Bank of America Corp., Jr. Sub. Notes	6.300%	12/29/49		1,490	1,598,025
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.004%	12/20/23		1,938	1,900,902
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.419%	12/20/28		19,967	19,126,334
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.100%	07/24/23		1,245	1,285,221
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48		3,860	4,029,646
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25		8,575	8,499,397
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26		6,375	6,512,315
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/29/49		3,465	3,369,712

A1104

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%	11/08/19	3,445	$3,417,237
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%	08/10/21	1,010	997,948
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	1,280	1,268,885
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	3,075	3,078,189
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	1,500	1,538,474
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.500%	03/01/23	7,590	7,529,807
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	2,060	1,981,881
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/29/49	2,575	2,668,370
Citigroup, Inc., Jr. Sub. Notes	6.125%	12/29/45	4,975	5,234,198
Citigroup, Inc., Jr. Sub. Notes	6.250%	12/29/49	3,315	3,501,469
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	1,940	1,915,770
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	04/24/48	900	910,747
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	2,250	3,407,186
Citigroup, Inc., Sub. Notes	4.300%	11/20/26	1,000	1,000,546
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	3,745	3,789,331
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	3,835	3,896,910
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%	12/10/20	1,700	1,690,535
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	5,555	5,565,523
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21	3,960	3,914,056
Development Bank of Japan, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.000%	10/19/21	600	579,905
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	1,500	1,480,755
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%	09/15/21	4,250	4,109,865
Discover Bank, Sr. Unsec’d. Notes	3.350%	02/06/23	5,855	5,762,069
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%	12/29/49	1,035	1,037,588
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	12/29/49	7,490	7,689,084
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	6,950	6,695,888
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	1,290	1,267,476
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	1,680	1,658,858
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	6,590	6,979,688
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	8,130	8,797,113
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	4,750	5,950,388
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	03/14/24	1,980	1,990,438
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	12/29/49	7,950	8,164,650
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	04/29/49	4,350	4,372,185
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	4,110	3,867,557
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	5,930	5,688,743
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	9,245	9,217,635
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.509%	01/23/29	1,310	1,271,619
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.964%	11/15/48	1,970	1,896,084

A1105

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	07/24/48	3,825	$3,703,903
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.500%	01/24/22	8,500	8,843,374
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%	01/24/29	2,200	2,165,948
Morgan Stanley, Jr. Sub. Notes	5.450%	07/29/49	2,975	3,028,610
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	3,960	4,052,380
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	5,340	5,396,562
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	7,000	7,476,400
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	8,155	7,717,350
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	7,600	7,889,199
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	1,280	1,656,126
People’s United Bank NA, Sub. Notes	4.000%	07/15/24	1,900	1,916,137
PNC Bank NA, Sub. Notes	4.200%	11/01/25	2,545	2,628,822
State Street Corp., Jr. Sub. Notes	5.250%	12/29/49	5,265	5,396,625
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859%	08/15/23	7,290	7,046,784

				274,719,417

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	1,775	1,914,357

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	4,752	4,905,337
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	150	146,877
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	555	659,194

				5,711,408

Building Materials — 0.1%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	4,015	4,065,188

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	4,910	5,350,345
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	2,105	1,908,288
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	3,800	4,209,919
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%	03/15/25	6,706	6,780,103
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	4,000	3,905,447
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	250	269,873
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%	11/15/33	1,305	1,381,815
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	455	475,726

				24,281,516

Commercial Services — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	5,690	5,488,083
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%	06/01/34	1,025	1,265,199
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	2,050	2,671,848
SNCF Reseau EPIC (France), Sr. Unsec’d. Notes, EMTN	1.375%	10/11/19	4,000	3,926,004
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	1,020	984,300
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	935	957,206
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	520	523,899
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	400	415,999

				16,232,538

A1106

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Computers — 0.1%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19		2,560	$2,571,579
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18		1,895	1,896,947

						4,468,526

Diversified Financial Services — 0.9%
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%		09/15/24	GBP	1,150	1,593,098
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150%		07/24/24		9,635	9,652,221
CDP Financial, Inc. (Canada), Gtd. Notes	3.150%		07/24/24		2,000	2,003,574
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25		4,895	4,751,218
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/34		932	920,408
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		07/15/24	EUR	1,310	1,558,766
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		1,975	2,190,346
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19		175	176,925
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%		09/19/22		1,500	1,451,707
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.610%	(s)	05/31/18		328	323,815
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390%		12/02/24		1,100	1,337,502
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		1,750	1,731,490

						27,691,070

Electric — 2.4%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23		545	521,728
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25		1,205	1,102,575
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950%		03/01/48		1,750	1,764,939
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%		02/23/27		665	666,662
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24		2,365	2,430,038
Commonwealth Edison Co., First Mortgage	4.000%		03/01/48		2,300	2,311,758
Commonwealth Edison Co., First Mortgage	6.450%		01/15/38		2,110	2,786,111
Dominion Energy, Inc., Jr. Sub. Notes	2.962%		07/01/19		1,875	1,871,559
Duke Energy Carolinas LLC, First Mortgage	3.950%		03/15/48		5,975	6,000,682
Duke Energy Progress LLC, First Mortgage	3.700%		10/15/46		2,030	1,969,124
Dynegy, Inc., Gtd. Notes	7.625%		11/01/24		2,725	2,939,594
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%		10/25/26		740	720,716
Entergy Louisiana LLC, Collateral Trust	4.000%		03/15/33		1,385	1,412,353
Exelon Corp., Jr. Sub. Notes	3.497%		06/01/22		7,110	7,041,699
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%		11/15/31		2,360	3,104,176
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44		855	981,238
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.625%		06/15/29		1,000	1,422,589
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, GMTN, 144A	4.250%		08/14/28		1,765	1,729,386
Kansas City Power & Light Co., Sr. Unsec’d. Notes	4.200%		03/15/48		2,700	2,780,361
Northern States Power Co., First Mortgage	3.600%		09/15/47		4,475	4,268,977
Ohio Power Co., Sr. Unsec’d. Notes	4.150%		04/01/48		1,130	1,151,630
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%		03/01/34		2,500	2,979,867
PECO Energy Co., First Mortgage	3.700%		09/15/47		660	632,024

A1107

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
PPL Capital Funding, Inc., Gtd. Notes	4.000%	09/15/47	2,930	$2,826,010
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	1,500	1,644,026
PSEG Power LLC, Gtd. Notes	3.000%	06/15/21	3,750	3,736,631
San Diego Gas & Electric Co., First Mortgage	3.950%	11/15/41	1,125	1,124,182
Southern California Edison Co., First Ref. Mortgage	4.000%	04/01/47	3,550	3,539,381
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	1,025	1,101,915
Southwestern Electric Power Co., Sr. Unsec’d. Notes	3.850%	02/01/48	4,655	4,421,233

				70,983,164

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	1,540	1,482,250

Entertainment — 0.2%
Cinemark USA, Inc., Gtd. Notes(a)	5.125%	12/15/22	2,500	2,543,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	2,000	2,036,300

				4,580,050

Foods — 0.6%
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750%	06/15/23	625	624,812
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25	2,755	2,569,038
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	2,990	3,012,425
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	4,590	4,236,746
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	2,249	2,062,300
Kraft Heinz Foods Co., Gtd. Notes	6.125%	08/23/18	735	745,173
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%	02/01/47	705	666,543
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.650%	01/15/48	3,875	3,770,666

				17,687,703

Forest Products & Paper — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	3,620	4,479,736
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	5,100	5,839,906

				10,319,642

Gas — 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,200	1,490,505
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	240	257,000
NiSource, Inc., Sr. Unsec’d. Notes	3.950%	03/30/48	3,210	3,016,580

				4,764,085

Healthcare-Products — 0.4%

Becton Dickinson & Co., Sr. Unsec’d. Notes	3.700%	06/06/27	10,920	10,543,000

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	2,250	2,903,442
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	2,030	2,044,744
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,100	1,113,750
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	2,300	2,064,250

A1108

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Fresenius Medical Care US Finance II, Inc.
(Germany), Gtd. Notes, 144A	4.125%	10/15/20		890	$905,264
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25		3,400	3,475,480
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22		2,000	2,107,500
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47		2,000	2,068,753
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		365	363,239
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26		1,765	1,712,037
Tenet Healthcare Corp., Sec’d. Notes, 144A(a)	5.125%	05/01/25		395	379,694
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	02/01/20		2,750	2,832,500
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41		3,360	3,608,892
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%	02/15/41		363	459,218

					26,038,763

Home Builders — 0.3%
Lennar Corp., Gtd. Notes, 144A	8.375%	05/15/18		5,750	5,789,675
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27		2,240	2,177,728

					7,967,403

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26		1,250	1,203,125

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	2,250	2,894,876

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.200%	04/01/26		2,050	2,029,532

Insurance — 1.0%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20		4,500	4,729,838
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		1,630	1,608,864
AXIS Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20		1,700	1,787,722
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%	03/27/24	EUR	2,100	2,638,800
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44		3,890	4,040,637
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35		950	1,183,360
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42		1,910	2,404,141
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37		2,155	2,603,328
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43		740	782,206
Markel Corp., Sr. Unsec’d. Notes	5.000%	04/05/46		1,330	1,398,643
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42		235	242,893
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34		1,500	1,884,552
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%	05/15/47		2,915	2,915,454
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		890	980,915
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39		246	328,249

					29,529,602

Internet — 0.1%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR	2,700	3,264,611

A1109

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Lodging — 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26		8,075	$7,653,332
MGM Resorts International, Gtd. Notes	6.000%	03/15/23		2,500	2,625,000

					10,278,332

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,950	2,062,836

Media — 1.8%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37		1,230	1,523,254
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26		2,500	2,443,500
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24		5,660	5,593,042
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23		615	618,998
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23		3,150	3,153,938
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25		1,910	1,881,350
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		3,184	3,239,816
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.500%	04/01/28		1,525	1,559,312
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47		1,210	1,170,357
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		4,300	4,803,317
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45		1,000	1,097,686
Comcast Corp., Gtd. Notes	3.900%	03/01/38		10,100	9,791,034
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24		7,280	6,981,640
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37		385	383,700
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47		1,350	1,347,114
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45		941	884,192
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27		1,075	1,039,343
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes	4.000%	01/15/25	EUR	2,200	2,850,301
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		3,500	3,552,500

					53,914,394

Mining — 0.1%
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40		850	1,050,130
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35		1,700	2,199,590

					3,249,720

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		2,390	2,419,875
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22		2,750	2,756,875

					5,176,750

A1110

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National — 0.9%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18	5,000	$5,051,150
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	9,305	9,024,920
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%		07/18/20	2,655	2,620,804
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23	970	949,426
Inter-American Development Bank (Supranational Bank), Notes	6.800%		10/15/25	2,000	2,467,340
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	4,792	4,646,208
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	3,300	3,399,779

					28,159,627

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24	6,200	6,465,360

Oil & Gas — 2.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	2.346%	(s)	10/10/36	7,000	2,958,684
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	55	65,943
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	753	770,777
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42	2,350	2,097,296
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400%		06/15/47	1,800	1,811,774
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39	1,980	2,281,073
CNOOC Finance Ltd. (China), Gtd. Notes	3.000%		05/09/23	1,965	1,888,640
Concho Resources, Inc., Gtd. Notes	4.875%		10/01/47	470	498,847
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34	1,905	1,944,864
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	3,100	3,489,937
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		08/15/34	1,640	1,952,531
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22	2,238	2,282,760
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22	1,455	1,448,962
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%		04/19/27	500	499,395
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	3,110	3,592,193
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19	1,050	1,112,710
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/15/24	4,000	3,997,944
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	1,975	2,018,223
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	4,140	4,740,007
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%		01/17/22	330	352,109
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27	810	877,635
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21	1,827	2,080,040
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%		01/27/25	1,650	1,629,375
Petroleos Mexicanos (Mexico), Gtd. Notes	5.375%		03/13/22	1,160	1,205,820
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		03/13/27	4,460	4,763,280
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/24/22	1,735	1,778,202
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	4,810	5,007,210
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%		01/23/45	1,323	1,285,956

A1111

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%	04/21/27	EUR	890	$1,022,058
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.750%	09/21/47		4,900	4,958,212
Petroleos Mexicanos (Mexico), Gov’t. Gtd. Notes	2.830%	02/15/24		2,400	2,404,190
Phillips 66, Gtd. Notes	4.650%	11/15/34		2,425	2,544,909
Phillips 66, Gtd. Notes	4.875%	11/15/44		2,310	2,463,181
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22		3,450	3,451,035
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%	09/15/26		5,155	4,946,112
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		1,860	2,031,306

					82,253,190

Oil & Gas Services — 0.2%
Cameron International Corp., Gtd. Notes	5.950%	06/01/41		3,935	4,726,201

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23		2,795	2,805,481
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,120	1,136,089
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,250	1,315,432

					5,257,002

Pharmaceuticals — 1.4%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		5,735	5,651,980
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,430	4,537,217
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35		5,970	5,844,519
Allergan Funding SCS, Gtd. Notes(a)	4.750%	03/15/45		311	305,104
Allergan Sales LLC, Gtd. Notes, 144A	4.875%	02/15/21		2,046	2,114,637
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%	12/15/24	EUR	1,400	1,800,250
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26		4,420	4,072,859
CVS Health Corp., Sr. Unsec’d. Notes	4.780%	03/25/38		1,020	1,033,801
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48		1,750	1,840,627
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		575	621,815
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		1,900	1,434,500
Mylan NV, Gtd. Notes	2.500%	06/07/19		5,050	5,010,756
Mylan NV, Gtd. Notes	3.150%	06/15/21		4,555	4,491,462
Mylan NV, Gtd. Notes	5.250%	06/15/46		1,190	1,213,642
Nidda Healthcare Holding GmbH (Germany), Sr. Sec’d. Notes, 144A	3.500%	09/30/24	EUR	650	797,207

					40,770,376

Pipelines — 1.0%
Energy Transfer Partners LP, Gtd. Notes	2.500%	06/15/18		5,485	5,485,990
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41		1,600	1,896,964
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	09/15/46		605	586,087
MPLX LP, Sr. Unsec’d. Notes	4.500%	04/15/38		2,525	2,493,004
MPLX LP, Sr. Unsec’d. Notes	4.875%	06/01/25		5,275	5,507,901
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47		290	303,047
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22		600	596,249
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37		3,400	4,151,167
Western Gas Partners LP, Sr. Unsec’d. Notes	5.300%	03/01/48		340	336,733
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		1,925	1,945,028
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21		2,100	2,124,436
Williams Partners LP, Sr. Unsec’d. Notes	4.850%	03/01/48		165	163,330

A1112

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45		3,500	$3,552,205
Williams Partners LP, Sr. Unsec’d. Notes	5.400%	03/04/44		2,000	2,095,230

					31,237,371

Real Estate Investment Trusts (REITs) — 0.4%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%	09/01/26		3,300	3,151,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%	03/24/25	EUR	4,000	5,034,977
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19		3,000	2,969,772

					11,156,249

Retail — 0.5%
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24		2,000	1,960,000
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	1,550	1,978,204
L Brands, Inc., Gtd. Notes	5.625%	02/15/22		4,175	4,331,562
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26		3,745	3,470,843
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22		610	610,518
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25		2,500	2,471,875

					14,823,002

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,475	3,506,839

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27		5,245	5,101,203

Software — 0.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	3.625%	10/15/20		3,190	3,230,070
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,955	3,101,864
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56		1,250	1,242,448
Quintiles IMS Health, Inc., Gtd. Notes, 144A	3.500%	10/15/24	EUR	2,300	2,906,058

					10,480,440

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		129	126,698
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48		1,009	937,799
AT&T, Inc., Sr. Unsec’d. Notes	4.900%	08/14/37		1,045	1,050,901
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42		3,375	3,477,143
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58		1,190	1,199,949
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		456	478,630
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30		1,130	1,651,101
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25		2,970	3,090,285
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33		2,580	2,611,791
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	2.625%	01/20/23	EUR	1,280	1,419,360
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	3.125%	01/20/25	EUR	2,875	3,117,464

					19,161,121

A1113

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Textiles — 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23	891	$903,771

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18	2,100	2,100,830

TOTAL CORPORATE BONDS (cost $936,092,113)				945,625,003

MUNICIPAL BONDS — 2.3%

Alabama — 0.0%
Alabama Economic Settlement Authority, Revenue Bonds	4.263%	09/15/32	625	650,831

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41	2,500	2,902,500

California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	4,890	6,869,276
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	1,888,369
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.008%	07/01/39	4,900	6,218,394
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	1,086,728
State of California, Taxable, Var. Purp., GO, BABs	7.500%	04/01/34	3,170	4,572,408

				20,635,175

Colorado — 0.0%
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,283,410

Illinois — 0.4%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	2,970	4,027,587
State of Illinois, General Obligation Unlimited	5.000%	11/01/22	7,055	7,374,239

				11,401,826

Maryland — 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888%	07/01/43	2,200	2,843,896

Missouri — 0.0%
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41	400	522,383

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	1,750	2,504,932
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	1,075	1,583,357

A1114

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)
Rutgers State University, Revenue Bonds, BABs	5.665%		05/01/40	1,920	$2,302,867

					6,391,156

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%		06/15/44	2,000	2,660,980
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%		08/01/36	1,320	1,604,988
Port Authority of New York & New Jersey, Revenue Bonds	4.458%		10/01/62	1,940	2,122,942

					6,388,910

North Carolina — 0.2%
North Carolina State Education Assistance Authority, Revenue Bonds, 3 Month LIBOR + 0.800%	2.545%	(c)	07/25/36	5,900	5,856,576

Ohio — 0.2%
Ohio State University (The), General Receipts Bonds, Series A	4.800%		06/01/2111	4,165	4,552,470

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%		12/01/39	500	658,579
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	1,280	1,614,349

					2,272,928

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%		02/01/42	1,270	1,378,064

Virginia — 0.0%
University of Virginia, Revenue Bonds	4.179%		09/01/2117	1,110	1,111,132

TOTAL MUNICIPAL BONDS (cost $64,502,531)					68,191,257

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.8%
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A	2.062%	(c)	03/27/36	5,473	5,330,970
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 1 Month LIBOR + 0.130%, 144A	2.002%	(c)	02/27/37	2,888	2,852,018
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 1 Month LIBOR + 0.170%, 144A	2.042%	(c)	05/27/36	2,515	2,466,666
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 6 Month LIBOR + 1.500%, 144A	3.668%	(c)	09/26/45	2,193	2,253,608
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 1 Month LIBOR + 2.150%, 144A	4.027%	(c)	10/25/28	2,835	2,840,984
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A	3.572%	(c)	10/25/27	1,765	1,774,182
CIM Trust, Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	3.664%	(c)	01/25/57	3,716	3,791,750
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	4,183	4,104,636
CIM Trust, Series 2017-8, Class A1, 144A	3.000%	(cc)	12/25/65	8,509	8,494,324

A1115

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.473%	(cc)	09/25/47	2,259	$2,131,977
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500%		10/25/37	6,575	5,284,235
CSMC Trust, Series 2017-6R, 1 Month LIBOR + 1.550%	3.214%	(c)	03/06/47	4,451	4,477,833
CSMC Trust, Series 2018-3R, 1 Month LIBOR + 1.200%	3.071%	(c)	12/25/46	3,300	3,300,000
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.322%	(c)	01/25/29	2,405	2,423,929
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%	6.422%	(c)	10/25/24	802	894,525
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.172%	(c)	10/25/27	4,850	5,398,917
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	3.172%	(c)	03/25/29	2,280	2,305,687
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	4.122%	(c)	11/25/28	2,600	2,664,435
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	3.222%	(c)	03/25/29	2,200	2,239,056
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	3.172%	(c)	04/25/29	5,040	5,114,944
GSMSC Resecuritization Trust, Series 2009-6R, Class 1A2, 144A	3.113%	(cc)	06/26/37	4,683	4,337,319
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 1 Month LIBOR + 0.140%, 144A	2.012%	(c)	01/26/37	3,835	3,783,929
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 1 Month LIBOR + 0.140%, 144A	2.012%	(c)	01/26/37	2,500	2,442,333
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 1 Month LIBOR + 0.140%, 144A	2.012%	(c)	10/26/36	5,565	5,436,295
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 1 Month LIBOR + 0.140%, 144A	2.012%	(c)	10/26/36	2,025	1,930,258
Lehman XS Trust, Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.210%	2.076%	(c)	08/25/46	6,872	6,581,893
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 1 Month LIBOR + 2.000%, 144A	3.887%	(c)	05/01/22	11,551	11,553,047
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A	3.887%	(c)	05/01/22	7,835	7,831,765
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A	3.537%	(c)	11/01/22	3,796	3,807,694
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A	3.637%	(c)	09/01/22	3,616	3,628,996
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 1 Month LIBOR + 0.500%.	2.372%	(c)	09/25/37	12,104	11,538,520
OBX Trust, Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A	2.527%	(c)	06/25/57	3,800	3,802,432

A1116

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE - BACKED SECURITIES (Continued)
Radnor RE Ltd. (Bermuda), Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A	3.254%	(c)	03/25/28		490	$489,703
Radnor RE Ltd. (Bermuda), Series 2018-1, Class M2, 1 Month LIBOR + 2.700%, 144A	4.554%	(c)	03/25/28		360	360,141
Ripon Mortgages PLC (United Kingdom), Series 2017-1A, Class A1, 3 Month LIBOR + 0.800%, 144A	1.353%	(c)	08/20/56	GBP	13,923	19,665,791
Towd Point Mortgage Funding, Series 2017-A11, Class A1	1.403%	(cc)	05/20/45		10,988	15,470,137

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $165,387,035)						172,804,929

SOVEREIGN BONDS — 5.4%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	4.625%		01/11/23		4,270	4,116,323
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		01/11/48		800	730,000
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	2,104	2,919,037
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	226	310,329
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333%		02/15/28		2,840	2,835,740
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%		02/25/20		300	347,399
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		6,000	6,378,420
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	6.588%		02/21/28		4,285	4,349,704
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26		3,000	3,719,190
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN	2.375%		06/04/25		2,000	1,901,860
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(cc)	02/24/31	EUR	1,690	1,863,288
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(cc)	02/24/32	EUR	1,295	1,414,173
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(cc)	02/24/35	EUR	1,000	1,062,618
Hellenic Republic Government Bond (Greece), Bonds	3.500%		01/30/23	EUR	2,590	3,201,879
Hellenic Republic Government Bond (Greece), Bonds	4.200%		01/30/42	EUR	515	565,562
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	5,295	6,804,842
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		560	610,175
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		1,500	1,657,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		10,128	11,027,366
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%		01/15/45		1,070	1,114,334
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	2,000	2,700,988
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	2.875%		07/08/21	EUR	2,645	3,489,847

A1117

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	06/14/28	EUR	5,755	$8,013,847
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%	09/14/18		2,400	2,387,767
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	5.375%	06/15/33		1,370	1,582,103
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%	07/21/21		3,600	3,440,412
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	06/01/20		1,000	987,070
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	07/21/20		800	788,772
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	11/16/20		2,400	2,358,859
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%	02/24/20		2,000	1,983,103
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%	06/01/22		600	588,728
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%	09/12/18		2,000	1,999,480
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%	09/08/20		1,800	1,762,515
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21		1,600	1,558,496
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.625%	04/20/22		3,800	3,738,105
Kingdom of Belgium Government International Bond (Belgium), Notes, 144A	8.875%	12/01/24		2,000	2,620,918
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44		2,200	2,139,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36		1,400	1,767,500
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750%	01/30/26	EUR	700	940,988
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN	4.200%	04/15/20	EUR	2,000	2,676,359
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%	10/15/24		10,485	11,151,636
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	3,590	5,357,326
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%	07/26/22		990	960,673
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%	05/18/22		500	486,066
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550%	02/12/21		2,500	2,486,131
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27		2,040	1,972,394
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%	02/27/26		3,520	4,332,856
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%	06/09/21		3,710	4,134,461
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	2.375%	04/19/27	EUR	1,500	1,880,283
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	3.875%	10/29/35	EUR	1,000	1,323,621
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750%	03/13/28	EUR	1,250	1,537,824
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%	02/18/24		1,000	1,103,934
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%	02/18/24		4,597	5,074,785

A1118

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%		09/16/25	2,635	$2,806,143
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	1.625%		06/06/18	3,000	2,994,420
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%		05/17/21	6,000	5,810,112
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22	800	780,777
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18	2,000	2,000,000

TOTAL SOVEREIGN BONDS (cost $157,963,519)					160,648,538

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
Federal Home Loan Mortgage Corp.	2.500%		09/01/29	433	425,018
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	1,959	1,919,923
Federal Home Loan Mortgage Corp.	2.559%	(s)	12/14/29	2,400	1,636,044
Federal Home Loan Mortgage Corp.	3.000%		05/01/29	2,292	2,290,096
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	27,531	26,862,329
Federal Home Loan Mortgage Corp.	3.247%	(s)	07/15/32	1,000	617,832
Federal Home Loan Mortgage Corp.	3.500%		09/01/42	993	1,000,521
Federal Home Loan Mortgage Corp.	4.000%		09/01/40	6,937	7,181,719
Federal Home Loan Mortgage Corp.	4.000%		11/01/40	3,218	3,331,326
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	3,121	3,230,429
Federal Home Loan Mortgage Corp.	4.000%		01/01/44	1,526	1,573,303
Federal Home Loan Mortgage Corp.	4.000%		01/01/44	1,500	1,546,993
Federal Home Loan Mortgage Corp.	4.500%		12/01/40	1,967	2,081,545
Federal Home Loan Mortgage Corp.	4.500%		07/01/41	4,394	4,634,027
Federal Home Loan Mortgage Corp.(k)	6.250%		07/15/32	3,400	4,632,524
Federal Home Loan Mortgage Corp.(k)	6.750%		03/15/31	4,000	5,556,940
Federal National Mortgage Assoc.	2.500%		04/01/28	127	125,295
Federal National Mortgage Assoc.	2.500%		06/01/28	1,549	1,529,525
Federal National Mortgage Assoc.	2.500%		08/01/28	602	594,541
Federal National Mortgage Assoc.	2.500%		09/01/28	764	754,229
Federal National Mortgage Assoc.	3.000%		02/01/31	3,531	3,528,164
Federal National Mortgage Assoc.	3.000%		01/01/32	495	494,683
Federal National Mortgage Assoc.	3.000%		09/01/32	1,982	1,981,028
Federal National Mortgage Assoc.	3.000%		10/01/32	1,990	1,988,337
Federal National Mortgage Assoc.	3.000%		10/01/32	4,823	4,820,727
Federal National Mortgage Assoc.	3.000%		11/01/32	992	991,826
Federal National Mortgage Assoc.	3.000%		01/01/33	8,285	8,281,442
Federal National Mortgage Assoc.	3.000%		07/01/43	350	344,406
Federal National Mortgage Assoc.	3.000%		08/01/43	675	664,900
Federal National Mortgage Assoc.	3.000%		09/01/43	2,045	2,013,418
Federal National Mortgage Assoc.	3.000%		11/01/43	9,593	9,444,765
Federal National Mortgage Assoc.	3.500%		TBA	63,500	63,632,702
Federal National Mortgage Assoc.	3.500%		05/01/42	2,125	2,144,983
Federal National Mortgage Assoc.	3.500%		05/01/42	1,678	1,693,850
Federal National Mortgage Assoc.	3.500%		05/01/42	1,656	1,671,858
Federal National Mortgage Assoc.	3.500%		07/01/42	9,130	9,211,113
Federal National Mortgage Assoc.	3.500%		09/01/42	23,256	23,458,505
Federal National Mortgage Assoc.	3.500%		09/01/42	4,434	4,471,270
Federal National Mortgage Assoc.	3.500%		12/01/46	4,424	4,438,290
Federal National Mortgage Assoc.	3.500%		02/01/47	5,282	5,299,021
Federal National Mortgage Assoc.	4.000%		TBA	13,500	13,829,968
Federal National Mortgage Assoc.	4.000%		09/01/40	3,310	3,421,627
Federal National Mortgage Assoc.	4.000%		12/01/43	144	147,921
Federal National Mortgage Assoc.	4.500%		05/01/39	3,052	3,231,008

A1119

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%		12/01/40	4,884	$5,170,968
Federal National Mortgage Assoc.(k)	6.250%		05/15/29	8,590	11,159,475
Federal National Mortgage Assoc.(k)	6.625%		11/15/30	1,485	2,033,246
Federal National Mortgage Assoc.(k)	7.125%		01/15/30	1,440	2,015,389
Government National Mortgage Assoc.	3.500%		09/15/41	383	388,412
Government National Mortgage Assoc.	3.500%		11/15/41	149	151,733
Government National Mortgage Assoc.	3.500%		11/15/41	7	7,530
Government National Mortgage Assoc.	3.500%		01/15/42	36	36,617
Government National Mortgage Assoc.	3.500%		02/15/42	286	290,296
Government National Mortgage Assoc.	3.500%		03/15/42	1,029	1,044,505
Government National Mortgage Assoc.	3.500%		03/15/42	14	14,057
Government National Mortgage Assoc.	3.500%		05/15/42	249	252,569
Government National Mortgage Assoc.	3.500%		06/15/42	146	148,479
Government National Mortgage Assoc.	3.500%		07/15/42	463	467,997
Government National Mortgage Assoc.	3.500%		07/15/42	442	448,944
Government National Mortgage Assoc.	3.500%		07/15/42	222	225,211
Government National Mortgage Assoc.	3.500%		07/15/42	53	53,944
Government National Mortgage Assoc.	3.500%		08/15/42	27	27,671
Government National Mortgage Assoc.	3.500%		01/15/43	189	191,874
Government National Mortgage Assoc.	3.500%		02/15/43	309	313,402
Government National Mortgage Assoc.	3.500%		04/15/43	648	659,526
Government National Mortgage Assoc.	3.500%		05/15/43	74	75,022
Government National Mortgage Assoc.	3.500%		05/15/43	55	56,218
Government National Mortgage Assoc.	3.500%		05/15/43	23	22,923
Government National Mortgage Assoc.	3.500%		05/15/43	17	17,314
Government National Mortgage Assoc.	3.500%		05/20/43	7,468	7,582,219
Government National Mortgage Assoc.	3.500%		07/15/43	410	416,529
Government National Mortgage Assoc.	3.500%		10/15/43	43	44,010
Government National Mortgage Assoc.	3.500%		11/15/43	41	41,552
Government National Mortgage Assoc.	3.500%		12/15/43	566	573,846
Government National Mortgage Assoc.	3.500%		01/15/44	202	203,866
Government National Mortgage Assoc.	4.000%		01/20/40	1,120	1,172,095
Government National Mortgage Assoc.	4.000%		10/20/40	1,079	1,127,948
Government National Mortgage Assoc.	4.000%		02/20/41	1,403	1,466,956
Government National Mortgage Assoc.	4.500%		05/20/40	3,520	3,700,909
Government National Mortgage Assoc.	4.500%		12/20/40	3,174	3,337,897
Government National Mortgage Assoc.	4.500%		11/20/46	1,189	1,251,850
Tennessee Valley Authority Generic Strip	2.723%	(s)	09/15/30	2,730	1,801,984
Tennessee Valley Authority Generic Strip	2.919%	(s)	03/15/33	600	361,366

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $296,079,895)					291,086,320

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds	2.750%		11/15/47	8,545	8,168,820
U.S. Treasury Notes	2.500%		03/31/23	36,745	36,631,607
U.S. Treasury Notes	2.750%		02/28/25	10,730	10,774,848
U.S. Treasury Strips Coupon(k)	1.898%	(s)	08/15/29	2,100	1,517,615
U.S. Treasury Strips Coupon(k)	2.100%	(s)	11/15/35	4,200	2,504,318
U.S. Treasury Strips Coupon(h)(k)	2.174%	(s)	05/15/29	8,550	6,225,257
U.S. Treasury Strips Coupon(k)	2.499%	(s)	02/15/22	8,250	7,484,140
U.S. Treasury Strips Coupon(h)(k)	2.699%	(s)	05/15/26	17,310	13,823,025

TOTAL U.S. TREASURY OBLIGATIONS (cost $88,063,002)					87,129,630

TOTAL LONG-TERM INVESTMENTS (cost $2,920,939,110)					2,931,125,403

A1120

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 5.2%

AFFILIATED MUTUAL FUNDS — 5.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	135,668,546	$135,668,546
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $19,087,171; includes $19,055,522 of cash collateral for securities on loan)(b)(w)	19,087,407	19,083,590

TOTAL AFFILIATED MUTUAL FUNDS (cost $154,755,717)		154,752,136

OPTIONS PURCHASED~* — 0.0% (cost $44,955)		—

TOTAL SHORT-TERM INVESTMENTS (cost $154,800,672)		154,752,136

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.0% (cost $3,075,739,782)		3,085,877,539

OPTIONS WRITTEN~* — (0.0)% (premiums received $116,532)		(60,765)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.0% (cost $3,075,623,250)		3,085,816,774

Liabilities in excess of other assets(z) — (4.0)%		(117,599,430)

NET ASSETS — 100.0%		$2,968,217,344

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,165,688 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,750,030; cash collateral of $19,055,522 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the original cost of such security is $9,900,000. The value of $9,917,996 is 0.3% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

A1121

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.38	530	GBP	663	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.13	530	GBP	663	—

Total Options Purchased								$—

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.50	530	GBP	663	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.00	530	GBP	663	—

								$—

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.HY.29.V1, 12/20/2022	Put	Goldman Sachs & Co.	06/20/18	$98.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)	37,205	$(60,765)

Total Options Written								$(60,765)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
289	90 Day Euro Dollar	Dec. 2020	$70,201,712	$69,473
7,588	5 Year U.S. Treasury Notes	Jun. 2018	868,529,595	3,983,946
1,703	10 Year U.S. Treasury Notes	Jun. 2018	206,302,484	1,679,227
64	10 Year U.S. Ultra Treasury Notes	Jun. 2018	8,311,000	173,399
1,502	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	241,024,063	9,238,152

				15,144,197

Short Positions:
289	90 Day Euro Dollar	Dec. 2021	70,183,650	(88,739)
525	2 Year U.S. Treasury Notes	Jun. 2018	111,619,922	(50,298)
27	10 Year Japanese Bonds	Jun. 2018	38,277,806	(20,616)
145	20 Year U.S. Treasury Bonds	Jun. 2018	21,260,625	(447,049)

				(606,702)

				$14,537,495

Securities with a combined market value of $11,752,786 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.

A1122

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/26/18	Citigroup Global Markets	EUR	939	$ 1,173,383	$ 1,157,383	$ —	$(16,000)
Expiring 04/26/18	JPMorgan Chase	EUR	10,218	12,658,761	12,596,470	—	(62,291)

				$13,832,144	$13,753,853	—	(78,291)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/09/18	Toronto Dominion	AUD	1,088	$853,490	$835,868	$17,622	$—
British Pound,
Expiring 04/26/18	Toronto Dominion	GBP	22,184	31,595,159	31,158,822	436,337	—
Euro,
Expiring 04/26/18	UBS AG	EUR	78,938	98,418,028	97,309,032	1,108,996	—
South African Rand,
Expiring 06/12/18	Citigroup Global Markets	ZAR	4,845	402,258	405,180	—	(2,922)

				$131,268,935	$129,708,902	1,562,955	(2,922)

						$1,562,955	$(81,213)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^:
3i Debt Management	04/13/18	1.000	%(M)	679	$905	$—	$905	Goldman Sachs & Co.
3i Debt Management	04/13/18	1.000	%(M)	173	230	—	230	Goldman Sachs & Co.
Ameriquest Home Equity	04/30/18	1.500	%(M)	457	76	—	76	Goldman Sachs & Co.
Anchorage Capital CLO Ltd.	04/13/18	1.000	%(M)	844	1,125	—	1,125	Goldman Sachs & Co.
Anchorage Capital CLO Ltd.	04/13/18	1.000	%(M)	596	794	—	794	Goldman Sachs & Co.
Atlas Senior Loan Fund Ltd.	04/13/18	1.000	%(M)	402	536	—	536	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	04/27/18	1.500	%(M)	188	274	—	274	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	04/27/18	1.500	%(M)	68	99	—	99	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	04/27/18	1.500	%(M)	47	68	—	68	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	04/30/18	1.500	%(M)	990	165	—	165	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	04/30/18	1.500	%(M)	610	102	—	102	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	04/30/18	1.500	%(M)	228	38	—	38	Goldman Sachs & Co.
Chase Mortgage	04/30/18	1.500	%(M)	964	161	—	161	Goldman Sachs & Co.

A1123

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
Chase Mortgage	04/30/18	1.500	%(M)	720	$120	$—	$120	Goldman Sachs & Co.
Citibank Mortgage	04/30/18	1.500	%(M)	419	70	—	70	Goldman Sachs & Co.
Citibank Mortgage	04/30/18	1.500	%(M)	396	66	—	66	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500	%(M)	503	732	—	732	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500	%(M)	300	437	—	437	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500	%(M)	271	395	—	395	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500	%(M)	160	233	—	233	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500	%(M)	142	207	—	207	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500	%(M)	96	140	—	140	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500	%(M)	90	131	—	131	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500	%(M)	78	114	—	114	Goldman Sachs & Co.
Ellington CLO I Ltd.	04/13/18	1.000	%(M)	276	368	—	368	Goldman Sachs & Co.
Equity One Home Equity	04/30/18	1.500	%(M)	829	138	—	138	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/27/18	1.500	%(M)	298	434	—	434	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/27/18	1.500	%(M)	166	242	—	242	Goldman Sachs & Co.
First Franklin Home Equity	04/30/18	1.500	%(M)	342	57	—	57	Goldman Sachs & Co.
GoldenTree	04/13/18	1.000	%(M)	69	92	—	92	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500	%(M)	668	972	—	972	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500	%(M)	564	821	—	821	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500	%(M)	429	625	—	625	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500	%(M)	240	349	—	349	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500	%(M)	219	319	—	319	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500	%(M)	183	266	—	266	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500	%(M)	154	224	—	224	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500	%(M)	89	130	—	130	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500	%(M)	88	128	—	128	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500	%(M)	24	35	—	35	Goldman Sachs & Co.

A1124

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
GSAMP Home Equity	04/30/18	1.500	%(M)	335	$56	$—	$56	Goldman Sachs & Co.
GSAMP Home Equity	04/30/18	1.500	%(M)	185	31	—	31	Goldman Sachs & Co.
Invesco	04/13/18	1.000	%(M)	352	469	—	469	Goldman Sachs & Co.
Invesco	04/13/18	1.000	%(M)	267	355	—	355	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/18	1.500	%(M)	349	508	—	508	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/18	1.500	%(M)	268	390	—	390	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/18	1.500	%(M)	86	125	—	125	Goldman Sachs & Co.
KVK CLO Ltd.	04/13/18	1.000	%(M)	182	243	—	243	Goldman Sachs & Co.
Lehman Home Equity	04/30/18	1.500	%(M)	723	120	—	120	Goldman Sachs & Co.
Long Beach Home Equity	04/30/18	1.500	%(M)	682	114	—	114	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500	%(M)	473	689	—	689	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500	%(M)	197	287	—	287	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500	%(M)	157	229	—	229	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500	%(M)	134	195	—	195	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500	%(M)	115	167	—	167	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500	%(M)	99	144	—	144	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500	%(M)	98	143	—	143	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500	%(M)	59	86	—	86	Goldman Sachs & Co.
Morgan Stanley Home Equity	04/30/18	1.500	%(M)	361	60	—	60	Goldman Sachs & Co.
Morgan Stanley Home Equity	04/30/18	1.500	%(M)	318	53	—	53	Goldman Sachs & Co.
New Century Home Equity	04/30/18	1.500	%(M)	587	98	—	98	Goldman Sachs & Co.
New Century Home Equity	04/30/18	1.500	%(M)	458	76	—	76	Goldman Sachs & Co.
New Century Home Equity	04/30/18	1.500	%(M)	387	65	—	65	Goldman Sachs & Co.
Octagon	04/13/18	1.000	%(M)	1,170	1,559	—	1,559	Goldman Sachs & Co.
Option One Home Equity	04/30/18	1.500	%(M)	1,129	188	—	188	Goldman Sachs & Co.
Par-Four	04/13/18	1.000	%(M)	246	328	—	328	Goldman Sachs & Co.
Trimaran	04/13/18	1.000	%(M)	410	547	—	547	Goldman Sachs & Co.

A1125

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
Trimaran	04/13/18	1.000	%(M)	123	$164	$—	$164	Goldman Sachs & Co.
Trinitas CLO Ltd.	04/13/18	1.000	%(M)	220	293	—	293	Goldman Sachs & Co.
WAMCO	04/13/18	1.000	%(M)	279	371	—	371	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	04/27/18	1.500	%(M)	211	307	—	307	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	04/27/18	1.500	%(M)	62	90	—	90	Goldman Sachs & Co.

					$20,968	$—	$20,968

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues and/or sovereign Issues – Sell Protection(2):
American International Group, Inc.	12/20/20	1.000	%(Q)	7,610	0.347%	$110,040	$135,415	$25,375
Anadarko Petroleum Corp.	06/20/21	1.000	%(Q)	1,920	0.396%	(144,749)	36,774	181,523
AT&T, Inc.	06/20/21	1.000	%(Q)	10,080	0.396%	72,647	191,453	118,806
Barrick Gold Corp.	06/20/21	1.000	%(Q)	3,830	0.351%	(99,576)	79,152	178,728
CIT Group, Inc.	06/20/18	5.000	%(Q)	13,340	0.142%	852,674	171,160	(681,514)
Devon Energy Corp.	06/20/20	1.000	%(Q)	610	0.165%	(50,343)	11,368	61,711
Eastman Chemical Co.	06/20/21	1.000	%(Q)	5,625	0.245%	54,113	133,028	78,915
Ford Motor Co.	06/20/21	5.000	%(Q)	19,000	0.543%	3,305,153	2,666,207	(638,946)
General Motors Co.	06/20/19	5.000	%(Q)	4,960	0.116%	558,349	304,190	(254,159)

						$4,658,308	$3,728,747	$(929,561)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate issues and/or sovereign Issues - Sell Protection(2):
Hellenic Republic	06/20/22	1.000	%(Q)	780	3.104%	$(60,455)	$(134,636)	$74,181	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000	%(Q)	190	3.104%	(14,726)	(33,725)	18,999	Goldman Sachs &Co.
Hellenic Republic	06/20/24	1.000	%(Q)	2,000	3.570%	(256,374)	(432,500)	176,126	Barclays Capital Group
Hellenic Republic	12/20/24	1.000	%(Q)	2,000	3.636%	(277,941)	(460,000)	182,059	Citigroup Global Markets
Husky Energy, Inc.	06/20/20	1.000	%(Q)	2,650	0.441%	33,138	(109,128)	142,266	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000	%(Q)	6,340	0.426%	10,448	(486,118)	496,566	Morgan Stanley

						$(565,910)	$(1,656,107)	$1,090,197

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000	%(Q)	43,900	$(2,559,809)	$(2,721,566)	$(161,757)

A1126

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CDX.NA.IG.29.V1	12/20/22	1.000	%(Q)	145,000	$(2,948,546)	$(2,739,388)	$209,158

					$(5,508,355)	$(5,460,954)	$47,401

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
2,482	3 Month LIBOR plus 35.50 bps(Q)	EUR	2,080	(0.150)%(A)	Citigroup Global Markets	04/15/20	$(68,532)	$—	$(68,532)
14,635	3 Month LIBOR(Q)	GBP	11,685	3 Month GBP LIBOR minus 16.75 bps(Q)	JPMorgan Chase	02/13/19	(1,739,392)	—	(1,739,392)

							$(1,807,924)	$—	$(1,807,924)

Inflation swap agreements outstanding at March 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
EUR	6,425	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(59,485)	$(59,485)

A1127

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Inflation swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	5,920	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(50,943)	$(50,943)
EUR	3,210	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	40,542	40,542
EUR	2,880	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	30,749	30,749
GBP	1,500	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(5,244)	34,780	40,024
GBP	550	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(12,665)	(12,665)
GBP	300	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	27,730	27,730
GBP	360	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(31,555)	(31,555)
GBP	185	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(34,187)	(34,187)
	5,680	10/25/27	2.160%(T)	U.S. CPI Urban	132	(88,773)	(88,905)
				Consumers NSA Index(2)(T)

					$(5,112)	$(143,807)	$(138,695)

Interest rate swap agreements outstanding at March 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
BRL	74,325	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	$—	$(191,330)	$(191,330)
BRL	44,879	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(115,947)	(115,947)
BRL	33,744	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	297,676	297,676
BRL	55,543	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	496,020	496,020
BRL	35,146	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(600,748)	(600,748)
BRL	28,915	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(534,032)	(534,032)
BRL	19,948	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	467,913	467,913
BRL	24,280	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	583,130	583,130
BRL	19,267	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	509,708	509,708
BRL	39,497	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	1,067,991	1,067,991
BRL	10,058	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	(99,519)	(99,519)
BRL	16,888	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	(184,464)	(184,464)
BRL	14,611	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	305,013	305,013
BRL	12,070	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	290,541	290,541
EUR	10,235	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(14,693)	(13,682)	1,011
EUR	7,985	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(19,446)	(39,218)	(19,772)
EUR	2,665	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	5,144	256	(4,888)
EUR	12,145	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(96,387)	(307,960)	(211,573)
EUR	9,665	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	(47,546)	(75,631)	(28,085)
EUR	5,135	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(7,494)	(36,785)	(29,291)
EUR	3,745	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	106,436	24,088	(82,348)

A1128

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	6,500	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	$241,351	$114,630	$(126,721)
EUR	3,095	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(740)	(12,428)	(11,688)
EUR	2,600	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	96,191	77,736	(18,455)
EUR	10,730	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	81,679	81,679
EUR	10,730	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(85,341)	(85,341)
EUR	800	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	58,693	40,462	(18,231)
EUR	1,050	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	46,604	22,739	(23,865)
EUR	15,445	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	174,060	174,060
EUR	15,445	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(1,675)	(167,753)	(166,078)
EUR	9,595	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	125,189	125,189
EUR	9,595	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(113,468)	(113,468)
EUR	730	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	30,388	12,082	(18,306)
EUR	1,765	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	31,341	31,341
EUR	1,765	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(31,788)	(31,788)
EUR	6,140	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	28,990	28,990
EUR	6,140	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(31,461)	(31,461)
GBP	5,120	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	61,020	108,819	47,799
GBP	2,185	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	73,892	73,892
GBP	7,885	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	1,856	169,523	167,667
GBP	2,625	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(94,796)	(94,796)
GBP	4,420	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(294,442)	(294,442)
JPY	4,255,270	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(59,858)	(104,893)	(45,035)
	7,935	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	168	58,042	57,874
	31,915	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	80,419	80,419
	94,860	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	363	513,392	513,029
	142,600	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(7,563)	1,014,870	1,022,433
	143,320	02/15/19	1.820%(A)	1 Day USOIS(1)(A)	—	41,786	41,786
	15,040	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	221,003	221,003
	14,833	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	217,851	217,851
	9,235	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	48,763	48,763
	42,805	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(20,082)	214,229	234,311
	25,260	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	148,037	148,037
	44,270	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	458,700	458,700
	74,445	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	20,960	327,387	306,427
	131,065	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	98,216	671,532	573,316
	66,995	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	19,431	216,639	197,208
	38,930	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	429	65,638	65,209
	95,435	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	8,016	—	(8,016)
	24,235	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	(6,853)	(6,853)

A1129

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
21,570	03/28/20	2.190%(A)	1 Day USOIS(1)(A)	$(1,108)	$(6,463)	$(5,355)
29,660	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	385,955	385,955
30,265	02/16/22	— (3)	— (3)	—	(9,087)	(9,087)
39,900	02/24/22	— (4)	— (4)	—	(3,023)	(3,023)
7,890	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(13,521)	(13,521)
10,745	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	127	(21,897)	(22,024)
19,065	03/26/23	2.791%(S)	3 Month LIBOR(2)(Q)	(2,326)	80,265	82,591
14,590	05/31/23	1.394%(S)	3 Month LIBOR(1)(Q)	230	879,420	879,190
14,590	05/31/23	1.395%(S)	3 Month LIBOR(1)(Q)	230	878,596	878,366
13,300	05/31/23	1.513%(S)	3 Month LIBOR(1)(Q)	223	719,609	719,386
23,680	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	(24,932)	1,200,952	1,225,884
5,310	05/31/23	1.584%(S)	3 Month LIBOR(1)(Q)	179	267,780	267,601
49,366	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	403	985,989	985,586
10,925	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	25,715	351,697	325,982
25,542	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(27,992)	771,009	799,001
31,125	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(43,551)	878,519	922,070
4,625	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	127,864	127,864
15,675	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	499,281	499,281
122,455	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	401,612	3,888,129	3,486,517
44,955	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	154,012	1,412,288	1,258,276
57,995	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	178,653	1,373,160	1,194,507
5,700	02/14/25	— (5)	— (5)	—	10,607	10,607
10,865	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	8,634	(55,362)	(63,996)
4,480	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	67	156,962	156,895
24,228	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	323,421	1,044,371	720,950
6,165	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	8,731	227,748	219,017
3,440	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	108,561	108,561
11,550	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(7,813)	267,333	275,146
7,830	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	235,049	235,049
5,275	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	231,201	231,201
3,015	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	103,241	103,241
20,340	03/26/28	2.884%(S)	3 Month LIBOR(1)(Q)	4,670	(194,534)	(199,204)
15,605	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(605,268)	(605,268)
7,225	03/26/33	2.942%(S)	3 Month LIBOR(2)(Q)	(2,344)	101,204	103,548
5,135	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(10,079)	(10,079)
24,295	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(159,846)	(1,754,346)	(1,594,500)

A1130

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
12,345	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	$—	$540,879	$540,879
2,290	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	51,321	51,321
4,895	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	239	916,437	916,198
4,870	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(242,858)	(242,858)
1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	39,466	39,466
3,180	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	208	649,049	648,841
4,300	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	228,007	228,007
1,715	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	(53,513)	(53,513)
1,730	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	103,444	103,444
1,600	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	68,182	68,182

				$1,357,224	$23,072,851	$21,715,627

Securities with a combined market value of $40,640,403 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 1 Month LIBOR plus 7.625 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4) The Portfolio pays the floating rate of 1 Month LIBOR plus 8.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5) The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Total return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	4,654	Pay monthly variable payments based on 1 Month LIBOR and receive monthly fixed payments based on the IOS.FN30.450.10 Index	$(27,400)	$(9,537)	$(17,863)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

A1131

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$11,576,658	$—
Collateralized Loan Obligations	—	441,519,459	—
Consumer Loans	—	57,938,233	—
Credit Cards	—	8,472,095	—
Home Equity Loans	—	58,979,938	—
Residential Mortgage-Backed Securities	—	46,003,177	—
Student Loans	—	8,645,016	—
Bank Loans	—	12,584,287	1,144,720
Commercial Mortgage-Backed Securities	—	557,879,659	—
Common Stock	—	896,484	—
Corporate Bonds	—	945,625,003	—
Municipal Bonds	—	68,191,257	—
Residential Mortgage-Backed Securities	—	172,804,929	—
Sovereign Bonds	—	160,648,538	—
U.S. Government Agency Obligations	—	291,086,320	—
U.S. Treasury Obligations	—	87,129,630	—
Affiliated Mutual Funds	154,752,136	—	—
Options Purchased	—	—	—
Options Written	—	(60,765)	—
Other Financial Instruments*
Futures Contracts	14,537,495	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,481,742	—
Centrally Cleared Credit Default Swap Agreements	—	(882,160)	—
OTC Credit Default Swap Agreements	—	(565,910)	20,968
OTC Currency Swap Agreements	—	(1,807,924)	—
Centrally Cleared Inflation Swap Agreements	—	(138,695)	—
Centrally Cleared Interest Rate Swap Agreements	—	21,715,627	—
OTC Total Return Swap Agreements	—	(27,400)	—

Total	$169,289,631	$2,949,695,198	$1,165,688

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1132

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.2%
AFFILIATED MUTUAL FUNDS — 59.9%
AST Global Real Estate Portfolio*	178,467	$2,139,823
AST High Yield Portfolio*	105,013	1,050,130
AST Prudential Core Bond Portfolio*	1,931,211	23,386,967
AST QMA US Equity Alpha Portfolio*	836,843	25,322,860

TOTAL AFFILIATED MUTUAL FUNDS (cost $44,637,179)(w)		51,899,780

COMMON STOCKS — 29.6%
Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	11,442	501,152

Airlines — 1.3%
Deutsche Lufthansa AG (Germany)	16,251	519,505
International Consolidated Airlines Group SA (United Kingdom)	46,548	403,007
Turk Hava Yollari AO (Turkey)*	38,468	190,238

		1,112,750

Automobiles — 0.3%
Ferrari NV (Italy)	1,584	190,416
Fiat Chrysler Automobiles NV (United Kingdom)*	1,138	23,211

		213,627

Banks — 3.3%
Agricultural Bank of China Ltd. (China) (Class H Stock)	456,000	261,855
Bank Hapoalim BM (Israel)	7,946	54,644
Bank Leumi Le-Israel BM (Israel)	9,666	58,387
Bank of China Ltd. (China) (Class H Stock)	316,000	172,618
Bank of Communications Co. Ltd. (China) (Class H Stock)	150,000	118,589
Bank of Montreal (Canada)	600	45,323
BNK Financial Group, Inc. (South Korea)	5,049	50,710
Canadian Imperial Bank of Commerce (Canada)	900	79,441
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	69,000	47,608
China Construction Bank Corp. (China) (Class H Stock)	348,000	363,487
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	43,604
China Merchants Bank Co. Ltd. (China) (Class H Stock)	10,500	43,584
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	48,000	47,078
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	66,000	51,019
DBS Group Holdings Ltd. (Singapore)	2,600	54,918
DGB Financial Group, Inc. (South Korea)	5,266	57,975
Hana Financial Group, Inc. (South Korea)	2,427	104,597
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	387,000	337,265
Industrial Bank of Korea (South Korea)	8,823	129,958
KB Financial Group, Inc. (South Korea)	2,392	138,729
Mizrahi Tefahot Bank Ltd. (Israel)	916	17,547
National Bank of Canada (Canada)	900	42,361
Oversea-Chinese Banking Corp. Ltd. (Singapore)	5,200	51,225

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Shinhan Financial Group Co. Ltd. (South Korea)	1,313	$56,012
Toronto-Dominion Bank (The) (Canada)	800	45,398
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	29,151	52,946
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	15,134	25,061
United Overseas Bank Ltd. (Singapore)	2,400	50,501
VTB Bank PJSC (Russia)	104,330,000	93,395
Woori Bank (South Korea)	7,135	97,016
Yapi ve Kredi Bankasi A/S (Turkey)*	78,066	88,376

		2,881,227

Beverages — 0.5%
Ambev SA (Brazil)	800	5,867
Coca-Cola HBC AG (Switzerland)*	9,528	352,599
Diageo PLC (United Kingdom)	3,168	107,141

		465,607

Building Products — 0.0%
Assa Abloy AB (Sweden) (Class B Stock)	1,725	37,390

Capital Markets — 0.9%
3i Group PLC (United Kingdom)	9,679	116,824
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	114,000	41,740
China Everbright Ltd. (China)	20,000	42,247
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	86,000	36,455
CI Financial Corp. (Canada)	4,900	104,971
Hargreaves Lansdown PLC (United Kingdom)	5,136	117,889
Investec PLC (South Africa)	7,511	58,047
London Stock Exchange Group PLC (United Kingdom)	912	52,807
Partners Group Holding AG (Switzerland)	65	48,368
Schroders PLC (United Kingdom)	1,768	79,327
Yuanta Financial Holding Co. Ltd. (Taiwan)	170,000	78,447

		777,122

Chemicals — 1.5%
Arkema SA (France)	897	117,103
Asahi Kasei Corp. (Japan)	3,500	46,780
Covestro AG (Germany), 144A	839	82,614
Hanwha Chemical Corp. (South Korea)	8,523	238,493
Hyosung Corp. (South Korea)	384	43,401
Kaneka Corp. (Japan)	4,000	39,790
Kuraray Co. Ltd. (Japan)	2,700	46,813
LG Chem Ltd. (South Korea)	123	44,899
Lotte Chemical Corp. (South Korea)	637	260,969
Mitsubishi Chemical Holdings Corp. (Japan)	4,700	45,761
Mitsui Chemicals, Inc. (Japan)	1,500	47,624
Nissan Chemical Industries Ltd. (Japan)	1,200	49,850
PTT Global Chemical PCL (Thailand)	21,600	65,658
Sumitomo Chemical Co. Ltd. (Japan)	7,000	40,612
Teijin Ltd. (Japan)	3,800	72,209
Tosoh Corp. (Japan)	2,100	41,413

		1,283,989

A1133

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering — 0.3%
Daelim Industrial Co. Ltd. (South Korea)	744	$51,671
Kajima Corp. (Japan)	5,000	47,007
Obayashi Corp. (Japan)	10,600	116,768
Shimizu Corp. (Japan)	3,400	30,331
Taisei Corp. (Japan)	900	46,161

		291,938

Construction Materials — 0.1%
Siam Cement PCL (The) (Thailand)	6,200	98,004

Consumer Finance — 0.1%
Credit Saison Co. Ltd. (Japan)	2,900	48,539

Diversified Financial Services — 0.5%
Chailease Holding Co. Ltd. (Taiwan)	15,000	52,094
Fubon Financial Holding Co. Ltd. (Taiwan)	67,000	116,078
Haci Omer Sabanci Holding A/S (Turkey)	28,802	76,721
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	8,100	48,523
ORIX Corp. (Japan)	2,900	51,971
Power Finance Corp. Ltd. (India)	8,386	11,088
Rural Electrification Corp. Ltd. (India)	18,008	34,694
Standard Life Aberdeen PLC (United Kingdom)	7,222	36,454

		427,623

Diversified Telecommunication Services — 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	191,574	245,541
Spark New Zealand Ltd. (New Zealand)	15,305	37,137

		282,678

Electric Utilities — 0.3%
EDP - Energias do Brasil SA (Brazil)	2,960	11,960
Inter RAO UES PJSC (Russia)	651,000	43,559
Kansai Electric Power Co., Inc. (The) (Japan)	3,000	39,224
Kyushu Electric Power Co., Inc. (Japan)	1,500	18,116
PGE Polska Grupa Energetyczna SA (Poland)*	39,200	113,617
Tauron Polska Energia SA (Poland)*	11,874	8,435
Tokyo Electric Power Co. Holdings, Inc. (Japan)	9,800	38,386

		273,297

Electrical Equipment — 0.4%
OSRAM Licht AG (Germany)	542	39,884
Vestas Wind Systems A/S (Denmark)	4,709	336,938

		376,822

Electronic Equipment, Instruments & Components — 0.2%
Hitachi High-Technologies Corp. (Japan)	100	4,754
Hitachi Ltd. (Japan)	7,000	50,985
Omron Corp. (Japan)	900	52,611
Shimadzu Corp. (Japan)	1,900	52,412
Yokogawa Electric Corp. (Japan)	2,300	46,633

		207,395

Equity Real Estate Investment Trusts (REITs) — 0.3%
Dexus (Australia)	799	5,753
Goodman Group (Australia)	7,242	47,088
GPT Group (The) (Australia)	8,887	32,571

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Link REIT (Hong Kong)	5,500	$47,144
Mirvac Group (Australia)	24,413	40,572
Stockland (Australia)	14,136	43,863

		216,991

Food & Staples Retailing — 0.8%
Empire Co. Ltd. (Canada) (Class A Stock)	2,800	56,202
Koninklijke Ahold Delhaize NV (Netherlands)	22,663	537,021
Wal-Mart de Mexico SAB de CV (Mexico)	18,100	46,056
Woolworths Group Ltd. (Australia)	2,312	46,927

		686,206

Food Products — 0.4%
Associated British Foods PLC (United Kingdom)	1,094	38,248
Golden Agri-Resources Ltd. (Singapore)	12,900	3,458
Indofood Sukses Makmur Tbk PT (Indonesia)	19,300	10,118
Marine Harvest ASA (Norway)	2,288	46,248
MEIJI Holdings Co. Ltd. (Japan)	1,500	115,225
Nestle Malaysia Bhd (Malaysia)	500	19,563
Saputo, Inc. (Canada)	1,400	44,933
Yamazaki Baking Co. Ltd. (Japan)	3,700	77,516

		355,309

Gas Utilities — 0.1%
Osaka Gas Co. Ltd. (Japan)	2,200	43,756
Toho Gas Co. Ltd. (Japan)	1,000	31,256
Tokyo Gas Co. Ltd. (Japan)	500	13,360

		88,372

Health Care Equipment & Supplies — 0.3%
Cochlear Ltd. (Australia)	370	51,966
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,506	33,586
Hoya Corp. (Japan)	1,100	55,564
Straumann Holding AG (Switzerland)	70	44,166
William Demant Holding A/S (Denmark)*	1,583	58,967

		244,249

Hotels, Restaurants & Leisure — 0.7%
Aristocrat Leisure Ltd. (Australia)	2,657	49,608
Carnival PLC	776	49,946
Compass Group PLC (United Kingdom)	8,371	170,927
Flight Centre Travel Group Ltd. (Australia)	1,323	58,241
InterContinental Hotels Group PLC (United Kingdom)	1,228	73,573
Merlin Entertainments PLC (United Kingdom), 144A	4,285	20,836
SJM Holdings Ltd. (Hong Kong)	59,000	51,690
TUI AG (Germany)	5,131	110,027
Yum China Holdings, Inc. (China)	1,235	51,253

		636,101

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	5,860	43,606
Berkeley Group Holdings PLC (United Kingdom)	1,330	70,701
Coway Co. Ltd. (South Korea)	550	45,407

A1134

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Electrolux AB (Sweden) (Class B Stock)	909	$28,706
LG Electronics, Inc. (South Korea)	557	57,469
Persimmon PLC (United Kingdom)	1,442	51,180
Taylor Wimpey PLC (United Kingdom)	17,814	46,151

		343,220

Household Products — 0.2%
Essity AB (Sweden) (Class B Stock)*	1,729	47,916
Hindustan Unilever Ltd. (India)	4,343	89,153

		137,069

Industrial Conglomerates — 0.6%
Beijing Enterprises Holdings Ltd. (China)	8,000	42,129
CITIC Ltd. (China)	28,000	39,428
CJ Corp. (South Korea)	337	50,108
CK Hutchison Holdings Ltd. (Hong Kong)	6,000	72,092
Hanwha Corp. (South Korea)	1,420	52,797
Jardine Strategic Holdings Ltd. (Hong Kong)	700	26,911
LG Corp. (South Korea)	1,426	117,055
Shanghai Industrial Holdings Ltd. (China)	3,000	7,873
Toshiba Corp. (Japan)*	39,000	113,752

		522,145

Insurance — 1.3%
Aegon NV (Netherlands)	5,510	37,175
Ageas (Belgium)	961	49,592
AXA SA (France)	2,643	70,259
DB Insurance Co. Ltd. (South Korea)	809	50,259
Fairfax Financial Holdings Ltd. (Canada)	200	101,381
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,674	62,089
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	1,700	69,934
Intact Financial Corp. (Canada)	900	67,628
NN Group NV (Netherlands)	2,877	127,825
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	211,000	99,792
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	54,000	95,420
Power Corp. of Canada (Canada)	1,000	22,820
Power Financial Corp. (Canada)	700	17,528
SCOR SE (France)	3,239	132,233
Shin Kong Financial Holding Co. Ltd. (Taiwan)	106,000	40,625
Sun Life Financial, Inc. (Canada)	1,200	49,282

		1,093,842

Internet Software & Services — 0.0%
Mixi, Inc. (Japan)	700	26,190

IT Services — 2.1%
Amadeus IT Group SA (Spain) (Class A Stock)	6,749	499,448
Atos SE (France)	326	44,665
Fujitsu Ltd. (Japan)	9,000	54,692
HCL Technologies Ltd. (India)	34,730	516,531
Infosys Ltd. (India)	11,845	207,266
Otsuka Corp. (Japan)	1,200	61,179
Tata Consultancy Services Ltd. (India)	3,218	141,012
Tech Mahindra Ltd. (India)	17,018	167,312

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Vakrangee Ltd. (India)	15,670	$54,554
Wipro Ltd. (India)	25,731	111,464

		1,858,123

Machinery — 0.5%
Alfa Laval AB (Sweden)	234	5,545
Atlas Copco AB (Sweden) (Class A Stock)	2,629	114,182
Atlas Copco AB (Sweden) (Class B Stock)	1,187	46,347
China Conch Venture Holdings Ltd. (China)	5,500	16,878
Doosan Bobcat, Inc. (South Korea)	505	15,061
Hoshizaki Corp. (Japan)	600	53,491
Hyundai Robotics Co. Ltd. (South Korea)*	304	122,308
SKF AB (Sweden) (Class B Stock)	794	16,267
Volvo AB (Sweden) (Class B Stock)	2,353	43,070

		433,149

Media — 0.3%
Axel Springer SE (Germany)	680	56,884
RTL Group SA (Luxembourg)	1,062	88,172
Sky PLC (United Kingdom)	1,021	18,594
WPP PLC (United Kingdom)	5,349	85,004

		248,654

Metals & Mining — 0.5%
Alrosa PJSC (Russia)	48,900	77,947
Hyundai Steel Co. (South Korea)	2,118	102,890
JFE Holdings, Inc. (Japan)	1,600	32,274
Korea Zinc Co. Ltd. (South Korea)	22	9,990
POSCO (South Korea)	214	68,309
Severstal PJSC (Russia)	5,960	90,658
voestalpine AG (Austria)	598	31,369

		413,437

Multiline Retail — 0.2%
Dollarama, Inc. (Canada)	400	48,614
Next PLC (United Kingdom)	1,752	117,119

		165,733

Oil, Gas & Consumable Fuels — 2.2%
Enagas SA (Spain)	3,056	83,688
Gazprom PJSC (Russia)	49,270	123,099
Idemitsu Kosan Co. Ltd. (Japan)	1,700	65,043
JXTG Holdings, Inc. (Japan)	16,300	99,374
LUKOIL PJSC (Russia)	3,655	254,592
MOL Hungarian Oil & Gas PLC (Hungary)	11,840	129,183
Neste OYJ (Finland)	2,843	197,887
OMV AG (Austria)	162	9,449
Repsol SA (Spain)	29,086	517,023
Rosneft Oil Co. PJSC (Russia)	20,890	115,560
Showa Shell Sekiyu KK (Japan)	200	2,723
Snam SpA (Italy)	25,202	115,849
Surgutneftegas OJSC (Russia)	137,600	68,932
Tatneft PJSC (Russia)	4,190	45,064
TOTAL SA (France)	751	43,047

		1,870,513

Paper & Forest Products — 0.8%
Oji Holdings Corp. (Japan)	2,000	12,891
Stora Enso OYJ (Finland) (Class R Stock)(a)	27,409	503,953

A1135

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
UPM-Kymmene OYJ (Finland)	4,148	$153,782

		670,626

Personal Products — 0.1%
Beiersdorf AG (Germany)	386	43,745

Pharmaceuticals — 1.6%
China Medical System Holdings Ltd. (China)	23,000	52,690
China Resources Pharmaceutical Group Ltd. (China), 144A	46,000	64,705
CSPC Pharmaceutical Group Ltd. (China)	134,000	361,199
GlaxoSmithKline PLC (United Kingdom)	2,852	55,389
Ipsen SA (France)	57	8,860
Richter Gedeon Nyrt (Hungary)	5,475	114,414
Roche Holding AG (Switzerland)	272	62,396
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	1,000	6,195
Sihuan Pharmaceutical Holdings Group Ltd. (China)	225,000	67,282
Sino Biopharmaceutical Ltd. (Hong Kong)	225,000	447,163
UCB SA (Belgium)	1,438	117,108

		1,357,401

Professional Services — 0.5%
Randstad Holding NV (Netherlands)	4,270	281,223
RELX NV (United Kingdom)	2,263	46,910
RELX PLC (United Kingdom)	2,055	42,213
Wolters Kluwer NV (Netherlands)	986	52,440

		422,786

Real Estate Management & Development — 1.3%
Agile Group Holdings Ltd. (China)	30,000	62,563
China Evergrande Group (China)*	17,000	54,337
China Overseas Land & Investment Ltd. (China)	34,000	119,231
China Resources Land Ltd. (China)	14,000	51,445
China Vanke Co. Ltd. (China) (Class H Stock)	9,900	45,586
CK Asset Holdings Ltd. (Hong Kong)	9,000	75,952
Country Garden Holdings Co. Ltd. (China)	21,000	43,843
Emaar Properties PJSC (United Arab Emirates)	28,039	44,316
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	21,600	54,630
Hang Lung Group Ltd. (Hong Kong)	1,000	3,279
Hongkong Land Holdings Ltd. (Hong Kong)	3,300	22,800
Hysan Development Co. Ltd. (Hong Kong)	3,000	15,921
Kerry Properties Ltd. (Hong Kong)	12,000	54,264
LendLease Group (Australia)	408	5,470
Longfor Properties Co. Ltd. (China)	15,500	47,791
New World Development Co. Ltd. (Hong Kong)	31,000	44,183
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	2,800	4,008
Shimao Property Holdings Ltd. (China)	19,000	54,494
Sino Land Co. Ltd. (Hong Kong)	10,000	16,209
Sino-Ocean Group Holding Ltd. (China)	83,000	60,777
SOHO China Ltd. (China)	13,000	6,847
Sun Hung Kai Properties Ltd. (Hong Kong)	8,000	126,984

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	4,000	$40,506
Swire Properties Ltd. (Hong Kong)	5,000	17,586
Wharf Real Estate Investment Co. Ltd. (Hong Kong)*	4,000	26,146
Wheelock & Co. Ltd. (Hong Kong)	5,000	36,675

		1,135,843

Semiconductors & Semiconductor Equipment — 0.7%
NXP Semiconductors NV (Netherlands)*	1,001	117,116
Phison Electronics Corp. (Taiwan)	4,000	41,966
SK Hynix, Inc. (South Korea)	6,069	464,957

		624,039

Specialty Retail — 0.1%
Kingfisher PLC (United Kingdom)	30,070	123,356

Technology Hardware, Storage & Peripherals — 0.6%
Brother Industries Ltd. (Japan)	3,600	83,475
Canon, Inc. (Japan)	3,100	112,463
FUJIFILM Holdings Corp. (Japan)	2,200	87,854
Konica Minolta, Inc. (Japan)	8,400	71,408
Ricoh Co. Ltd. (Japan)	5,300	52,358
Samsung Electronics Co. Ltd. (South Korea)	36	84,113
Seiko Epson Corp. (Japan)	3,300	57,188

		548,859

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	511	124,325
Burberry Group PLC (United Kingdom)	2,189	52,178

		176,503

Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	698	40,349
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	140,600	40,821
Imperial Brands PLC (United Kingdom)	872	29,691
Swedish Match AB (Sweden)	1,267	57,418

		168,279

Trading Companies & Distributors — 1.4%
AerCap Holdings NV (Ireland)*	800	40,575
ITOCHU Corp. (Japan)	19,000	371,016
Marubeni Corp. (Japan)	67,000	489,270
MISUMI Group, Inc. (Japan)	3,500	96,935
Mitsubishi Corp. (Japan)	1,900	51,146
Mitsui & Co. Ltd. (Japan)	3,100	53,344
SK Networks Co. Ltd. (South Korea)	6,581	35,911
Sumitomo Corp. (Japan)	3,100	51,933
Toyota Tsusho Corp. (Japan)	700	23,656

		1,213,786

Transportation Infrastructure — 0.4%
Abertis Infraestructuras SA (Spain)	456	10,223
Aena SME SA (Spain), 144A	566	114,130
Fraport AG Frankfurt Airport Services Worldwide (Germany)	816	80,533

A1136

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
TAV Havalimanlari Holding A/S (Turkey)	25,368	$152,822

		357,708

Wireless Telecommunication Services — 0.2%
SK Telecom Co. Ltd. (South Korea)	525	113,839
Vodafone Group PLC (United Kingdom)	9,659	26,427

		140,266

TOTAL COMMON STOCKS (cost $23,010,672)		25,601,660

PREFERRED STOCKS — 0.3%
Chemicals — 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	338	18,348

Oil, Gas & Consumable Fuels — 0.2%
Surgutneftegas OJSC (Russia) (PRFC)	235,400	121,744
Transneft PJSC (Russia) (PRFC)	23	70,992

		192,736

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	27	51,919

TOTAL PREFERRED STOCKS (cost $260,525)		263,003

	Units
RIGHTS* — 0.0%
Diversified Financial Services
Fubon Financial Holding Co. Ltd. (Taiwan), expiring 04/16/18 (cost $0)	3,092	594

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 1.4%
Financial Select Sector SPDR Fund	1,700	46,869
iShares Core S&P 500 ETF	3,300	875,721
Technology Select Sector SPDR Fund	4,000	261,680

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,198,626)		1,184,270

TOTAL LONG-TERM INVESTMENTS (cost $69,107,002)		78,949,307

SHORT-TERM INVESTMENTS — 9.7%
AFFILIATED MUTUAL FUNDS — 9.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	7,647,001	7,647,001

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $463,641; includes $463,494 of cash collateral for securities on loan)(b)(w)	463,688	$463,642

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,110,642)		8,110,643

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills(k)(n) 1.712%	06/14/18	300	298,992

(cost $298,963)

TOTAL SHORT-TERM INVESTMENTS (cost $8,409,605)			8,409,635

TOTAL INVESTMENTS — 100.9% (cost $77,516,607)			87,358,942
Liabilities in excess of other assets(z) — (0.9)%			(793,821)

NET ASSETS — 100.0%			$86,565,121

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $436,292; cash collateral of $463,494 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
16	10 Year U.S. Treasury Notes	Jun. 2018	$1,938,250	$15,492
1	IBEX 35 Index	Apr. 2018	117,771	(1,220)
7	MSCI EAFE Index	Jun. 2018	700,210	(12,868)

A1137

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
14	S&P 500 E-Mini Index	Jun. 2018	$1,850,100	$(102,235)
3	TOPIX Index	Jun. 2018	481,133	745

				$(100,086)

Foreign currency of $2,553 and a security with a market value of $298,992 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$60,010,423	$—	$—
Common Stocks
Australia	—	382,059	—
Austria	—	40,818	—
Belgium	—	166,700	—
Brazil	17,827	—	—
Canada	795,816	—	—
China	51,253	3,066,292	—
Denmark	—	395,905	—
Finland	—	855,622	—
France	—	416,167	—
Germany	—	1,558,669	—
Hong Kong	—	1,125,505	—
Hungary	—	243,597	—
India	—	1,333,074	—
Indonesia	—	50,939	—
Ireland	40,575	—	—
Israel	—	376,119	—
Italy	—	306,265	—
Japan	—	3,583,605	—
Luxembourg	—	88,172	—
Malaysia	—	19,563	—
Mexico	46,056	—	—
Netherlands	117,116	1,035,684	—
New Zealand	—	70,723	—
Norway	—	46,248	—
Poland	—	122,052	—
Russia	—	912,806	—
Singapore	—	160,102	—
South Africa	—	58,047	—
South Korea	—	2,726,992	—
Spain	—	1,224,512	—
Sweden	—	396,841	—
Switzerland	—	507,529	—
Taiwan	—	329,210	—
Thailand	—	163,662	—
Turkey	—	586,164	—

A1138

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
United Arab Emirates	$—	$44,316	$—
United Kingdom	—	2,089,112	—
United States	—	49,946	—
Preferred Stocks
Germany	—	18,348	—
Russia	—	192,736	—
South Korea	—	51,919	—
Rights
Taiwan	—	594	—
Unaffiliated Exchange Traded Funds	1,184,270	—	—
U.S. Treasury Obligation	—	298,992	—
Other Financial Instruments*
Futures Contracts	(100,086)	—	—

Total	$62,163,250	$25,095,606	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1139

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.3%
COMMON STOCKS — 64.1%
Aerospace & Defense — 1.3%
AAR Corp.	47,500	$2,095,225
Boeing Co. (The)	128,300	42,067,004
Curtiss-Wright Corp.	243,800	32,930,066
Dassault Aviation SA (France)	336	641,900
Ducommun, Inc.*	11,500	349,370
Esterline Technologies Corp.*	87,500	6,400,625
Harris Corp.	223,700	36,078,336
Huntington Ingalls Industries, Inc.	126,041	32,488,328
Lockheed Martin Corp.	210,200	71,032,886
Moog, Inc. (Class A Stock)*	16,600	1,368,006
MTU Aero Engines AG (Germany)	20,603	3,472,388
Spirit AeroSystems Holdings, Inc. (Class A Stock)	266,900	22,339,530
Thales SA (France)	2,465	300,295
Vectrus, Inc.*	42,700	1,590,148
Wesco Aircraft Holdings, Inc.*	154,100	1,579,525

		254,733,632

Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	155,268	6,800,639
FedEx Corp.	165,500	39,738,205
Oesterreichische Post AG (Austria)	4,755	236,436
Royal Mail PLC (United Kingdom)	1,982,730	15,048,452

		61,823,732

Airlines — 0.2%
Air New Zealand Ltd. (New Zealand)	840,453	1,969,354
AirAsia Bhd (Malaysia)	1,094,700	1,125,288
ANA Holdings, Inc. (Japan)	84,800	3,286,013
Deutsche Lufthansa AG (Germany)	254,431	8,133,538
easyJet PLC (United Kingdom)	21,164	477,076
Finnair OYJ (Finland)(a)	121,949	1,698,384
Hawaiian Holdings, Inc.(a)	132,500	5,127,750
International Consolidated Airlines Group SA (United Kingdom)	679,173	5,880,194
JetBlue Airways Corp.*	188,100	3,822,192
Southwest Airlines Co.	200,200	11,467,456
Turk Hava Yollari AO (Turkey)*	527,449	2,608,418

		45,595,663

Auto Components — 0.5%
Aisin Seiki Co. Ltd. (Japan)	35,200	1,920,969
BorgWarner, Inc.	224,500	11,276,635
Brembo SpA (Italy)	20,501	316,911
Cooper-Standard Holdings, Inc.*	47,400	5,821,194
Dana, Inc.	499,300	12,861,968
Denso Corp. (Japan)	65,800	3,619,295
Exedy Corp. (Japan)	13,300	420,820
Faurecia SA (France)	184,644	14,940,689
FCC Co. Ltd. (Japan)	21,500	604,817
Gentex Corp.	304,900	7,018,798
Keihin Corp. (Japan)	96,600	1,987,407
KYB Corp. (Japan)	27,600	1,292,702
Leoni AG (Germany)	86,739	5,548,772
Modine Manufacturing Co.*	24,900	526,635
NGK Spark Plug Co. Ltd. (Japan)	22,000	530,113
Nissin Kogyo Co. Ltd. (Japan)	49,500	858,818
Stanley Electric Co. Ltd. (Japan)	222,900	8,369,153

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Tenneco, Inc.	99,000	$5,432,130
Tokai Rika Co. Ltd. (Japan)	35,500	724,179
Tower International, Inc.	48,100	1,334,775
Toyota Industries Corp. (Japan)	22,200	1,342,086
TS Tech Co. Ltd. (Japan)	113,900	4,540,662
Unipres Corp. (Japan)	168,500	3,826,807

		95,116,335

Automobiles — 0.7%
Bajaj Auto Ltd. (India)	24,492	1,035,592
Daimler AG (Germany)	129,562	11,038,698
Ferrari NV (Italy)	44,079	5,298,818
Fiat Chrysler Automobiles NV (United Kingdom)*	166,432	3,394,599
Ford Otomotiv Sanayi A/S (Turkey)	71,563	1,114,861
Geely Automobile Holdings Ltd. (China)	498,000	1,459,259
General Motors Co.	869,600	31,601,264
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	58,000	107,726
Honda Motor Co. Ltd. (Japan)	265,500	9,190,706
Isuzu Motors Ltd. (Japan)	76,800	1,176,690
Mahindra & Mahindra Ltd. (India)	22,926	261,061
Maruti Suzuki India Ltd. (India)	2,081	284,306
Peugeot SA (France)	78,166	1,882,191
Suzuki Motor Corp. (Japan)	47,200	2,562,646
Thor Industries, Inc.(a)	385,100	44,351,967
Toyota Motor Corp. (Japan)(a)	365,000	23,700,050
Volkswagen AG (Germany)	4,487	898,077
Winnebago Industries, Inc.(a)	52,300	1,966,480
Yamaha Motor Co. Ltd. (Japan)	33,800	1,005,617

		142,330,608

Banks — 5.2%
ABN AMRO Group NV (Netherlands), CVA, 144A	600,094	18,094,872
Agricultural Bank of China Ltd. (China) (Class H Stock)	9,118,000	5,235,952
AIB Group PLC (Ireland)	140,321	844,578
Akbank Turk A/S (Turkey)	60,223	146,434
Aozora Bank Ltd. (Japan)	15,300	614,086
Associated Banc-Corp.	500,700	12,442,395
BancFirst Corp.	34,300	1,821,330
Banco Bradesco SA (Brazil)	25,270	296,677
Bancorp, Inc. (The)*	95,600	1,032,480
Bank Hapoalim BM (Israel)	268,224	1,844,555
Bank Leumi Le-Israel BM (Israel)	649,905	3,925,715
Bank Negara Indonesia Persero Tbk PT (Indonesia)	1,073,200	679,650
Bank of America Corp.	4,036,300	121,048,637
Bank of China Ltd. (China) (Class H Stock)	8,488,000	4,636,651
Bank of Communications Co. Ltd. (China) (Class H Stock)	3,190,000	2,521,985
Bank of East Asia Ltd. (The) (Hong Kong)	461,400	1,848,783
Bank of Montreal (Canada)	9,000	679,846
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	85,900	3,855,192
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)*	1,559,400	409,248
Bankinter SA (Spain)(a)	1,014,608	10,445,741

A1140

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
BankUnited, Inc.	278,600	$11,138,428
Barclays Africa Group Ltd. (South Africa)	18,722	299,853
Berkshire Hills Bancorp, Inc.	67,200	2,550,240
BNK Financial Group, Inc. (South Korea)	75,657	759,866
BNP Paribas SA (France)	151,320	11,222,010
Brookline Bancorp, Inc.	146,100	2,366,820
Canadian Imperial Bank of Commerce (Canada)	13,400	1,182,790
Cathay General Bancorp	347,700	13,901,046
Central Pacific Financial Corp.	39,800	1,132,708
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,034,000	713,436
China Construction Bank Corp. (China) (Class H Stock)	7,448,000	7,779,467
China Merchants Bank Co. Ltd. (China) (Class H Stock)	192,500	799,043
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	843,500	827,299
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	1,040,000	803,934
Citigroup, Inc.	797,200	53,811,000
Citizens Financial Group, Inc.	91,600	3,845,368
Concordia Financial Group Ltd. (Japan)	171,800	970,063
CTBC Financial Holding Co. Ltd. (Taiwan)	480,920	347,507
Cullen/Frost Bankers, Inc.	28,200	2,991,174
Customers Bancorp, Inc.*	63,300	1,845,195
CYBG PLC (United Kingdom)	132,873	548,985
Danske Bank A/S (Denmark)	116,501	4,365,094
DBS Group Holdings Ltd. (Singapore)	38,800	819,547
DGB Financial Group, Inc. (South Korea)	72,512	798,305
DNB ASA (Norway)	412,665	8,128,360
Doha Bank QPSC (Qatar)	4,189	31,067
Dubai Islamic Bank PJSC (United Arab Emirates)	33,955	49,082
East West Bancorp, Inc.	556,445	34,800,070
Enterprise Financial Services Corp.	44,500	2,087,050
FB Financial Corp.*	12,000	487,080
Financial Institutions, Inc.	27,800	822,880
FinecoBank Banca Fineco SpA (Italy)	59,020	710,382
First BanCorp. (Puerto Rico)*	318,100	1,914,962
First Busey Corp.	36,400	1,081,808
First Citizens BancShares, Inc. (Class A Stock)	10,500	4,339,020
First Community Bancshares, Inc.	17,300	516,405
First Financial Bancorp	75,700	2,221,795
First Financial Corp.	15,400	640,640
First Horizon National Corp.	245,100	4,615,233
First International Bank of Israel Ltd. (Israel)	113,310	2,391,733
First Interstate BancSystem, Inc. (Class A Stock)	76,500	3,025,575
First Merchants Corp.	14,700	612,990
Fulton Financial Corp.	472,600	8,388,650
Great Southern Bancorp, Inc.	12,300	614,385
Green Bancorp, Inc.*(a)	26,200	582,950
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	262,300	1,603,377
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	54,288
Hana Financial Group, Inc. (South Korea)	67,890	2,925,865

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Hancock Holding Co.	485,400	$25,095,180
Hang Seng Bank Ltd. (Hong Kong)	627,400	14,577,384
Hanmi Financial Corp.	17,100	525,825
Heartland Financial USA, Inc.	57,700	3,060,985
Heritage Commerce Corp.	43,000	708,640
Hilltop Holdings, Inc.	231,600	5,433,336
Hong Leong Bank Bhd (Malaysia)	10,400	50,565
Hope Bancorp, Inc.	134,800	2,452,012
HSBC Holdings PLC (United Kingdom)	1,223,575	11,490,217
IBERIABANK Corp.	66,600	5,194,800
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	8,872,000	7,731,824
Industrial Bank of Korea (South Korea)	210,527	3,100,938
International Bancshares Corp.	213,300	8,297,370
Intesa Sanpaolo SpA (Italy)	5,639,100	20,532,011
Intesa Sanpaolo SpA (Italy), RSP	142,593	540,119
Japan Post Bank Co. Ltd. (Japan)	366,100	4,968,313
JPMorgan Chase & Co.	1,441,900	158,565,743
KB Financial Group, Inc. (South Korea)	64,775	3,756,770
KBC Group NV (Belgium)	230,033	20,031,047
Lloyds Banking Group PLC (United Kingdom)	17,565,616	15,978,116
Malayan Banking Bhd (Malaysia)	84,700	230,727
Mebuki Financial Group, Inc. (Japan)	136,400	529,831
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,518,208	17,848,678
Metropolitan Bank Holding Corp.*	12,000	505,320
MidWestOne Financial Group, Inc.	14,900	496,021
Mizrahi Tefahot Bank Ltd. (Israel)	100,837	1,931,623
Mizuho Financial Group, Inc. (Japan)(a)	3,253,900	5,929,837
Moneta Money Bank A/S (Czech Republic), 144A	223,786	926,962
National Bank Holdings Corp. (Class A Stock)	8,700	289,275
National Bank of Canada (Canada)	13,400	630,711
Nishi-Nippon Financial Holdings, Inc. (Japan)	19,100	225,814
OFG Bancorp (Puerto Rico)(a)	82,800	865,260
Oversea-Chinese Banking Corp. Ltd. (Singapore)	1,732,600	17,067,846
PacWest Bancorp	501,800	24,854,154
Preferred Bank	31,400	2,015,880
Public Bank Bhd (Malaysia)	80,100	498,031
Qatar Islamic Bank SAQ (Qatar)	11,949	320,523
QCR Holdings, Inc.	20,200	905,970
Raiffeisen Bank International AG (Austria)*	19,806	771,437
Renasant Corp.	8,200	348,992
Republic Bancorp, Inc. (Class A Stock)	9,500	363,850
Resona Holdings, Inc. (Japan)	298,500	1,604,423
Sberbank of Russia PJSC (Russia), ADR	80,429	1,498,392
Shinhan Financial Group Co. Ltd. (South Korea)	19,564	834,586
Signature Bank*	84,100	11,937,995
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)(a)	209,508	2,201,156
Spar Nord Bank A/S (Denmark)	23,970	285,899
SpareBank 1 Nord Norge (Norway)	35,327	280,740
SpareBank 1 SMN (Norway)	173,010	1,793,285
Standard Bank Group Ltd. (South Africa)	95,547	1,765,560

A1141

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan)	477,000	$20,236,382
SVB Financial Group*	69,500	16,680,695
Swedbank AB (Sweden) (Class A Stock)	92,585	2,080,417
Synovus Financial Corp.	429,700	21,459,218
TCF Financial Corp.	834,700	19,039,507
Toronto-Dominion Bank (The) (Canada)	11,900	675,289
TriState Capital Holdings, Inc.*	19,900	462,675
Turkiye Garanti Bankasi A/S (Turkey)	432,819	1,200,134
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	368,288	668,911
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	451,995	748,466
UMB Financial Corp.	17,000	1,230,630
UniCredit SpA (Italy)*	202,932	4,241,514
United Community Banks, Inc.	149,900	4,744,335
United Overseas Bank Ltd. (Singapore)	240,800	5,066,966
VTB Bank PJSC (Russia)	1,926,650,000	1,724,711
Wells Fargo & Co.	1,446,900	75,832,029
Wintrust Financial Corp.	299,100	25,737,555
Woori Bank (South Korea)	116,320	1,581,624
Yapi ve Kredi Bankasi A/S (Turkey)*	716,428	811,047

		1,016,961,710

Beverages — 0.8%
Ambev SA (Brazil)	56,600	415,056
Asahi Group Holdings Ltd. (Japan)	52,600	2,828,755
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	48,300	9,131,115
Britvic PLC (United Kingdom)	660,732	6,329,592
Coca-Cola Amatil Ltd. (Australia)	73,016	488,939
Coca-Cola Co. (The)	381,100	16,551,173
Coca-Cola HBC AG (Switzerland)*	199,454	7,381,111
Diageo PLC (United Kingdom)	216,353	7,316,979
Kirin Holdings Co. Ltd. (Japan)	116,800	3,109,460
PepsiCo, Inc.	818,318	89,319,411
Pernod Ricard SA (France)	28,688	4,776,793
Stock Spirits Group PLC (United Kingdom)	384,326	1,344,121
Suntory Beverage & Food Ltd. (Japan)	11,900	579,298

		149,571,803

Biotechnology — 1.2%
AbbVie, Inc.	904,800	85,639,320
Abcam PLC (United Kingdom)	23,342	405,391
Acorda Therapeutics, Inc.*(a)	91,500	2,163,975
AMAG Pharmaceuticals, Inc.*(a)	19,900	400,985
Amgen, Inc.	155,200	26,458,496
BioGaia AB (Sweden) (Class B Stock)	4,514	227,949
Biogen, Inc.*	47,500	13,006,450
BioSpecifics Technologies Corp.*	20,100	891,234
Catalyst Pharmaceuticals, Inc.*	67,900	162,281
Celgene Corp.*	227,500	20,295,275
Concert Pharmaceuticals, Inc.*	36,600	838,140
CSL Ltd. (Australia)	61,721	7,436,053
Eagle Pharmaceuticals, Inc.*(a)	61,900	3,261,511
Emergent BioSolutions, Inc.*	130,700	6,881,355
Enanta Pharmaceuticals, Inc.*	64,100	5,186,331
Exelixis, Inc.*	92,000	2,037,800
FibroGen, Inc.*	132,900	6,139,980

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Genomic Health, Inc.*	60,706	$1,899,491
Gilead Sciences, Inc.	270,900	20,423,151
Halozyme Therapeutics, Inc.*(a)	456,600	8,944,794
Ligand Pharmaceuticals, Inc.*(a)	24,000	3,963,840
MiMedx Group, Inc.*(a)	260,600	1,816,382
Momenta Pharmaceuticals, Inc.*	26,000	471,900
Regenxbio, Inc.*	31,800	949,230
Retrophin, Inc.*	95,200	2,128,672
Sangamo Therapeutics, Inc.*(a)	230,500	4,379,500
United Therapeutics Corp.*	114,700	12,887,692
Vanda Pharmaceuticals, Inc.*	232,200	3,912,570
Xencor, Inc.*	26,300	788,474

		243,998,222

Building Products — 0.2%
Asahi Glass Co. Ltd. (Japan)	27,900	1,169,212
Assa Abloy AB (Sweden) (Class B Stock)	25,907	561,546
Builders FirstSource, Inc.*	186,900	3,708,096
Continental Building Products, Inc.*	248,200	7,086,110
Gibraltar Industries, Inc.*	10,800	365,580
Kingspan Group PLC (Ireland)	19,105	809,038
NCI Building Systems, Inc.*	279,900	4,954,230
Nichias Corp. (Japan)	158,000	2,006,367
Patrick Industries, Inc.*	34,300	2,121,455
PGT Innovations, Inc.*	83,800	1,562,870
Rockwool International A/S (Denmark) (Class B Stock)	6,259	1,864,485
Sanwa Holdings Corp. (Japan)	28,100	362,336
Takasago Thermal Engineering Co. Ltd. (Japan)	162,400	3,013,014
Universal Forest Products, Inc.	242,300	7,862,635

		37,446,974

Capital Markets — 2.0%
3i Group PLC (United Kingdom)	540,698	6,526,132
Affiliated Managers Group, Inc.	34,900	6,616,342
Ameriprise Financial, Inc.	99,600	14,734,824
Ashmore Group PLC (United Kingdom)	52,569	281,476
ASX Ltd. (Australia)	26,320	1,140,644
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	3,460	241,306
BGC Partners, Inc. (Class A Stock)	194,900	2,621,405
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	1,911,000	699,687
China Everbright Ltd. (China)	298,000	629,482
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	671,000	284,431
CI Financial Corp. (Canada)	51,300	1,098,987
Close Brothers Group PLC (United Kingdom)	61,305	1,236,375
CMC Markets PLC (United Kingdom), 144A	158,071	374,936
Daiwa Securities Group, Inc. (Japan)	224,000	1,441,640
Deutsche Beteiligungs AG (Germany)	24,267	1,176,141
Donnelley Financial Solutions, Inc.*	161,100	2,766,087
Eaton Vance Corp.	28,600	1,592,162
Euronext NV (Netherlands), 144A	12,817	939,473
Evercore, Inc. (Class A Stock)	159,100	13,873,520
Federated Investors, Inc. (Class B Stock)(a)	472,500	15,781,500
Franklin Resources, Inc.	250,800	8,697,744

A1142

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Haitong International Securities Group Ltd. (Hong Kong)	426,000	$250,389
Hargreaves Lansdown PLC (United Kingdom)	76,393	1,753,491
Houlihan Lokey, Inc.	103,700	4,625,020
IG Group Holdings PLC (United Kingdom)	672,707	7,534,070
Interactive Brokers Group, Inc. (Class A Stock)	128,100	8,613,444
INTL. FCStone, Inc.*	11,500	490,820
Invesco Ltd.	109,500	3,505,095
Investec PLC (South Africa)	112,224	867,300
Janus Henderson Group PLC (United Kingdom)(a)	177,900	5,886,711
Jupiter Fund Management PLC (United Kingdom)	43,792	290,318
Korea Investment Holdings Co. Ltd. (South Korea)	1,100	86,346
Legg Mason, Inc.	169,900	6,906,435
London Stock Exchange Group PLC (United Kingdom)	13,658	790,834
Macquarie Group Ltd. (Australia)	261,251	20,831,391
Morgan Stanley	255,200	13,770,592
MSCI, Inc.	263,900	39,445,133
Natixis SA (France)	890,399	7,306,001
NEX Group PLC (United Kingdom)	43,821	604,270
Nomura Holdings, Inc. (Japan)	486,600	2,837,518
Partners Group Holding AG (Switzerland)	20,861	15,523,182
Perpetual Ltd. (Australia)	24,614	887,610
PJT Partners, Inc. (Class A Stock)	17,800	891,780
Raymond James Financial, Inc.	150,600	13,465,146
S&P Global, Inc.	365,000	69,736,900
Schroders PLC (United Kingdom)	50,490	2,265,393
SEI Investments Co.	289,500	21,686,445
Stifel Financial Corp.	373,200	22,104,636
T. Rowe Price Group, Inc.	59,100	6,381,027
TD Ameritrade Holding Corp.	299,900	17,763,077
Tokai Tokyo Financial Holdings, Inc. (Japan)	162,000	1,123,590
Vontobel Holding AG (Switzerland)	19,101	1,184,189
Waddell & Reed Financial, Inc. (Class A Stock)(a)	39,400	796,274
Yuanta Financial Holding Co. Ltd. (Taiwan)	5,246,000	2,420,771

		385,379,492

Chemicals — 1.8%
ADEKA Corp. (Japan)	13,700	245,047
AdvanSix, Inc.*	50,900	1,770,302
Air Products & Chemicals, Inc.	169,600	26,971,488
Arkema SA (France)	13,344	1,742,047
Asahi Kasei Corp. (Japan)	222,300	2,971,227
BASF SE (Germany)	140,064	14,204,935
Chemours Co. (The)	1,285,300	62,606,963
China Lumena New Materials Corp. (China)*^	3,944,000	5,025
Covestro AG (Germany), 144A	199,758	19,669,615
Daicel Corp. (Japan)	41,100	451,318
Formosa Chemicals & Fibre Corp. (Taiwan)	82,000	309,614
Formosa Plastics Corp. (Taiwan)	160,000	569,851
Hanwha Chemical Corp. (South Korea)	123,400	3,453,007
Hyosung Corp. (South Korea)	5,750	649,882

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Ingevity Corp.*	71,500	$5,268,835
Innophos Holdings, Inc.	14,100	566,961
Kaneka Corp. (Japan)	98,000	974,862
KMG Chemicals, Inc.	10,300	617,485
Koninklijke DSM NV (Netherlands)	24,560	2,441,191
Koppers Holdings, Inc.*	49,000	2,013,900
Kuraray Co. Ltd. (Japan)	40,300	698,734
LG Chem Ltd. (South Korea)	1,843	672,749
Linde AG (Germany)*	25,092	5,302,179
Lotte Chemical Corp. (South Korea)	12,239	5,014,137
LyondellBasell Industries NV (Class A Stock)	577,000	60,977,360
Minerals Technologies, Inc.	7,600	508,820
Mitsubishi Chemical Holdings Corp. (Japan)	1,903,800	18,536,292
Mitsubishi Gas Chemical Co., Inc. (Japan)	25,800	622,625
Mitsui Chemicals, Inc. (Japan)	381,700	12,118,683
Nan Ya Plastics Corp. (Taiwan)	131,000	370,939
Nissan Chemical Industries Ltd. (Japan)	17,900	743,593
Olin Corp.	690,700	20,990,373
Petronas Chemicals Group Bhd (Malaysia)	66,800	140,985
PhosAgro PJSC (Russia), GDR	3,328	48,389
PolyOne Corp.(a)	505,300	21,485,356
PTT Global Chemical PCL (Thailand)	757,800	2,303,508
Stepan Co.	22,400	1,863,232
Sumitomo Chemical Co. Ltd. (Japan)	323,000	1,873,950
Teijin Ltd. (Japan)	479,500	9,111,659
Tosoh Corp. (Japan)	774,200	15,267,613
Trinseo SA	31,300	2,317,765
Ube Industries Ltd. (Japan)	16,700	489,352
Westlake Chemical Corp.	172,600	19,184,490

		348,146,338

Commercial Services & Supplies — 0.4%
ACCO Brands Corp.	70,900	889,795
Bell System24 Holdings, Inc. (Japan)	18,300	267,366
Bravida Holding AB (Sweden), 144A	146,579	1,049,599
Brink’s Co. (The)	191,000	13,627,850
China Everbright International Ltd. (China)	69,000	97,427
Cimpress NV (Netherlands)*(a)	4,600	711,620
Copart, Inc.*	152,900	7,787,197
Dai Nippon Printing Co. Ltd. (Japan)	35,700	741,879
Deluxe Corp.(a)	76,200	5,639,562
Derichebourg SA (France)	130,338	1,147,919
Downer EDI Ltd. (Australia)	172,892	859,319
Edenred (France)	82,735	2,877,738
Ennis, Inc.	68,800	1,355,360
Herman Miller, Inc.	428,000	13,674,600
Kimball International, Inc. (Class B Stock)	28,100	478,824
Kokuyo Co. Ltd. (Japan)	198,800	3,865,689
McGrath RentCorp.	24,800	1,331,512
Pitney Bowes, Inc.	330,300	3,596,967
Prosegur Cia de Seguridad SA (Spain)	41,793	321,441
Quad/Graphics, Inc.(a)	86,500	2,192,775
Rentokil Initial PLC (United Kingdom)	1,118,131	4,261,194
SP Plus Corp.*	54,900	1,954,440
Steelcase, Inc. (Class A Stock)	60,100	817,360

		69,547,433

A1143

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 0.6%
ARRIS International PLC*	863,800	$22,951,165
Cisco Systems, Inc.	1,436,700	61,620,063
Comtech Telecommunications Corp.	37,900	1,132,831
EchoStar Corp. (Class A Stock)*	53,900	2,844,303
Lumentum Holdings, Inc.*(a)	11,200	714,560
Motorola Solutions, Inc.(a)	82,000	8,634,600
NETGEAR, Inc.*	51,900	2,968,680
Plantronics, Inc.	192,800	11,639,336
Viavi Solutions, Inc.*	133,500	1,297,620

		113,803,158

Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios SA (Spain)	13,400	522,808
AECOM*	63,800	2,273,194
Argan, Inc.	71,700	3,079,515
CIMIC Group Ltd. (Australia)	128,248	4,413,980
Costain Group PLC (United Kingdom)	89,581	584,133
Daelim Industrial Co. Ltd. (South Korea)	10,835	752,495
Eiffage SA (France)	9,825	1,118,983
EMCOR Group, Inc.	452,500	35,263,325
Galliford Try PLC (United Kingdom)	56,986	669,669
HOCHTIEF AG (Germany)	9,054	1,692,456
Hyundai Development Co-Engineering & Construction (South Korea)	1,706	61,045
Implenia AG (Switzerland)*	2,904	230,405
Kajima Corp. (Japan)	422,000	3,967,378
KBR, Inc.	776,700	12,574,773
Kyowa Exeo Corp. (Japan)	95,200	2,548,282
Larsen & Toubro Ltd. (India)	5,420	109,609
Obayashi Corp. (Japan)	735,200	8,098,863
Peab AB (Sweden)	26,028	234,990
Penta-Ocean Construction Co. Ltd. (Japan)	37,100	273,719
Shimizu Corp. (Japan)	51,000	454,958
Taisei Corp. (Japan)	140,000	7,180,559
Tokyu Construction Co. Ltd. (Japan)	142,700	1,553,001
Valmont Industries, Inc.	39,000	5,705,700
Vinci SA (France)	208,710	20,556,934

		113,920,774

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	33,500	184,349
China National Building Material Co. Ltd. (China) (Class H Stock)	42,000	46,212
Eagle Materials, Inc.	92,200	9,501,210
Siam Cement PCL (The) (Thailand)	92,300	1,458,991
United States Lime & Minerals, Inc.	5,200	380,536

		11,571,298

Consumer Finance — 0.5%
Capital One Financial Corp.	553,300	53,017,206
Cembra Money Bank AG (Switzerland)*	39,423	3,503,814
Credit Saison Co. Ltd. (Japan)	42,500	711,346
Enova International, Inc.*	32,000	705,600
Green Dot Corp. (Class A Stock)*	173,600	11,138,176
Navient Corp.	2,082,800	27,326,336
Nelnet, Inc. (Class A Stock)	33,427	1,751,909
OneMain Holdings, Inc.*	67,600	2,023,944

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Resurs Holding AB (Switzerland), 144A	288,871	$2,046,245
Santander Consumer USA Holdings, Inc.	58,400	951,920

		103,176,496

Containers & Packaging — 0.2%
Greif, Inc. (Class A Stock)	167,000	8,725,750
Klabin SA (Brazil), UTS	15,900	98,778
Owens-Illinois, Inc.*	832,100	18,023,286
RPC Group PLC (United Kingdom)	58,058	631,199
Sonoco Products Co.	167,500	8,123,750

		35,602,763

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	89,100	2,410,509
LKQ Corp.*	25,900	982,905
Pool Corp.	53,700	7,852,014

		11,245,428

Diversified Consumer Services — 0.1%
American Public Education, Inc.*	19,600	842,800
Grand Canyon Education, Inc.*	80,100	8,404,092
Service Corp. International(a)	287,000	10,831,380

		20,078,272

Diversified Financial Services — 0.4%
Aker ASA (Norway) (Class A Stock)	59,468	3,364,386
Berkshire Hathaway, Inc. (Class B Stock)*	261,686	52,201,123
Cannae Holdings, Inc.*	44,300	835,498
Chailease Holding Co. Ltd. (Taiwan)	258,000	896,025
FirstRand Ltd. (South Africa)	94,011	531,233
Fubon Financial Holding Co. Ltd. (Taiwan)	961,000	1,664,934
Haci Omer Sabanci Holding A/S (Turkey)	431,018	1,148,121
KBC Ancora (Belgium)	25,176	1,556,525
Leucadia National Corp.	327,000	7,432,710
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	122,000	730,847
ORIX Corp. (Japan)	43,300	775,978
Power Finance Corp. Ltd. (India)	151,337	200,091
RMB Holdings Ltd. (South Africa)	184,335	1,202,038
Rural Electrification Corp. Ltd. (India)	289,755	558,241
Standard Life Aberdeen PLC (United Kingdom)	92,549	467,157

		73,564,907

Diversified Telecommunication Services — 1.2%
AT&T, Inc.(a)	1,808,008	64,455,485
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	2,679,866	3,434,796
China Telecom Corp. Ltd. (China) (Class H Stock)	1,266,000	561,512
CITIC Telecom International Holdings Ltd. (China)	1,182,000	343,263
Deutsche Telekom AG (Germany)	453,479	7,419,243
Elisa OYJ (Finland)	18,991	858,952
Hellenic Telecommunications Organization SA (Greece)	59,204	802,548
HKT Trust & HKT Ltd. (Hong Kong)	1,468,000	1,850,831
LG Uplus Corp. (South Korea)	74,668	867,250
Nippon Telegraph & Telephone Corp. (Japan)	450,600	21,021,874

A1144

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
O2 Czech Republic A/S (Czech Republic)	6,065	$83,892
Ooredoo QPSC (Qatar)	28,477	648,734
Orange Polska SA (Poland)*	18,489	31,379
Orange SA (France)	1,117,385	18,993,161
PCCW Ltd. (Hong Kong)	657,000	381,302
Rostelecom PJSC (Russia), ADR	21,052	145,890
Spark New Zealand Ltd. (New Zealand)	229,552	556,993
Telecom Italia SpA (Italy)*	8,670,136	8,232,250
Telecom Italia SpA (Italy), RSP	930,071	774,353
Telekom Austria AG (Austria)*	101,403	967,358
True Corp. PCL (Thailand)	273,200	60,830
Verizon Communications, Inc.	2,054,800	98,260,536
Vonage Holdings Corp.*	240,200	2,558,130

		233,310,562

Electric Utilities — 0.8%
ALLETE, Inc.	24,700	1,784,575
Centrais Eletricas Brasileiras SA (Brazil)*	6,200	39,212
CLP Holdings Ltd. (Hong Kong)	227,500	2,319,592
EDP - Energias de Portugal SA (Portugal)	318,448	1,209,979
EDP - Energias do Brasil SA (Brazil)	67,600	273,148
Endesa SA (Spain)	44,023	969,836
Enel SpA (Italy)	1,310,981	8,022,181
Exelon Corp.	1,313,800	51,251,338
Hawaiian Electric Industries, Inc.	265,000	9,110,700
Iberdrola SA (Spain)	2,116,923	15,566,582
IDACORP, Inc.	97,400	8,597,498
Inter RAO UES PJSC (Russia)	9,854,000	659,334
Kansai Electric Power Co., Inc. (The) (Japan)	662,700	8,664,521
Kyushu Electric Power Co., Inc. (Japan)	75,300	909,437
MGE Energy, Inc.	33,300	1,868,130
OGE Energy Corp.	388,100	12,718,037
Orsted A/S (Denmark), 144A	101,348	6,593,895
Otter Tail Corp.	19,700	853,995
PGE Polska Grupa Energetyczna SA (Poland)*	494,871	1,434,326
PNM Resources, Inc.	123,800	4,735,350
PPL Corp.	271,500	7,680,735
Red Electrica Corp. SA (Spain)	60,332	1,245,400
SSE PLC (United Kingdom)	681,649	12,228,305
Tauron Polska Energia SA (Poland)*	261,128	185,508
Tenaga Nasional Bhd (Malaysia)	346,300	1,449,130
Tohoku Electric Power Co., Inc. (Japan)	61,100	831,158
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	147,000	575,796

		161,777,698

Electrical Equipment — 0.4%
AMETEK, Inc.	225,900	17,161,623
Atkore International Group, Inc.*	132,700	2,634,095
Cosel Co. Ltd. (Japan)	34,400	472,871
Encore Wire Corp.	29,300	1,661,310
EnerSys	290,700	20,165,859
Fuji Electric Co. Ltd. (Japan)	78,000	537,396
Generac Holdings, Inc.*	25,800	1,184,478
Havells India Ltd. (India)	6,933	52,262
Hubbell, Inc.	76,700	9,340,526
Johnson Electric Holdings Ltd. (Hong Kong)	68,000	255,886

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Mersen SA (France)	5,198	$236,743
Mitsubishi Electric Corp. (Japan)	349,200	5,667,709
OSRAM Licht AG (Germany)	8,030	590,906
Philips Lighting NV (Netherlands), 144A	93,640	3,520,594
Regal Beloit Corp.	180,200	13,217,670
Schneider Electric SE (France)*	77,102	6,789,716
Vestas Wind Systems A/S (Denmark)	22,910	1,639,255

		85,128,899

Electronic Equipment, Instruments & Components — 1.1%
Amano Corp. (Japan)	8,600	229,837
Anixter International, Inc.*	34,500	2,613,375
Arrow Electronics, Inc.*	342,300	26,363,946
AU Optronics Corp. (Taiwan)	2,709,000	1,256,007
Avnet, Inc.	591,189	24,688,053
AVX Corp.	31,300	518,015
Azbil Corp. (Japan)	8,900	419,173
Benchmark Electronics, Inc.	52,800	1,576,080
Citizen Watch Co. Ltd. (Japan)	372,600	2,628,667
Coherent, Inc.*	47,100	8,826,540
Electrocomponents PLC (United Kingdom)	276,103	2,325,598
ePlus, Inc.*	32,800	2,548,560
Hexagon AB (Sweden) (Class B Stock)	37,017	2,209,507
Hitachi Ltd. (Japan)	3,060,000	22,287,838
Hon Hai Precision Industry Co. Ltd. (Taiwan)	84,916	264,851
Horiba Ltd. (Japan)	5,000	389,300
Innolux Corp. (Taiwan)	248,000	109,613
Insight Enterprises, Inc.*	75,900	2,651,187
IPG Photonics Corp.*	35,100	8,191,638
Jabil, Inc.	111,100	3,191,903
Japan Aviation Electronics Industry Ltd. (Japan)	15,000	213,257
Keysight Technologies, Inc.*	63,800	3,342,482
Kingboard Chemical Holdings Ltd. (Hong Kong)	17,500	80,906
National Instruments Corp.	203,200	10,275,824
Nippon Electric Glass Co. Ltd. (Japan)	11,800	342,061
Omron Corp. (Japan)	40,000	2,338,262
PC Connection, Inc.(a)	25,200	630,000
Sanmina Corp.*	20,800	543,920
ScanSource, Inc.*	56,100	1,994,355
Shimadzu Corp. (Japan)	29,100	802,726
Spectris PLC (United Kingdom)	75,685	2,864,513
SYNNEX Corp.	179,900	21,300,160
Synnex Technology International Corp. (Taiwan)	805,000	1,211,488
Systemax, Inc.	23,100	659,505
Taiyo Yuden Co. Ltd. (Japan)	215,200	3,621,033
Tech Data Corp.*	100,200	8,530,026
Trimble, Inc.*	659,300	23,655,684
Venture Corp. Ltd. (Singapore)	481,500	10,413,337
Vishay Intertechnology, Inc.(a)	694,500	12,917,700
Yageo Corp. (Taiwan)	84,000	1,524,003
Yokogawa Electric Corp. (Japan)	34,500	699,493
Zebra Technologies Corp. (Class A Stock)*	9,600	1,336,224
Zhen Ding Technology Holding Ltd. (Taiwan)	125,000	302,062

		222,888,709

A1145

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.3%
Archrock, Inc.	45,700	$399,875
Bristow Group, Inc.(a)	101,400	1,318,200
C&J Energy Services, Inc.*	32,600	841,732
Core Laboratories NV(a)	48,800	5,281,136
Exterran Corp.*	61,100	1,631,370
FTS International, Inc.*(a)	31,600	581,124
Halliburton Co.	48,900	2,295,366
Helmerich & Payne, Inc.(a)	101,500	6,755,840
Keane Group, Inc.*(a)	114,500	1,694,600
Matrix Service Co.*	71,700	982,290
McDermott International, Inc.*(a)	152,500	928,725
Nabors Industries Ltd.(a)	919,200	6,425,208
Rowan Cos. PLC (Class A Stock)*(a)	251,400	2,901,156
SEACOR Holdings, Inc.*	33,800	1,727,180
Smart Sand, Inc.*(a)	246,400	1,434,048
Superior Energy Services, Inc.*	1,423,700	12,001,791
TETRA Technologies, Inc.*	132,200	495,750
Unit Corp.*(a)	72,000	1,422,720

		49,118,111

Equity Real Estate Investment Trusts (REITs) — 2.2%
Advance Residence Investment Corp. (Japan)	172	436,889
AEON REIT Investment Corp. (Japan)	232	245,139
Alexander & Baldwin, Inc.	208,812	4,829,822
American Assets Trust, Inc.	32,600	1,089,166
American Campus Communities, Inc.	241,200	9,315,144
Apple Hospitality REIT, Inc.	903,400	15,872,738
Armada Hoffler Properties, Inc.	68,800	941,872
Ashford Hospitality Prime, Inc.	93,500	908,820
Ashford Hospitality Trust, Inc.	224,800	1,452,208
Aventus Retail Property Fund Ltd. (Australia)	142,320	235,815
Big Yellow Group PLC (United Kingdom)	138,522	1,659,476
British Land Co. PLC (The) (United Kingdom)	152,539	1,375,036
Brixmor Property Group, Inc.(a)	1,759,400	26,830,850
Charter Hall Group (Australia)	1,548,533	6,854,598
Chesapeake Lodging Trust	207,700	5,776,137
CoreCivic, Inc.	904,400	17,653,888
Cromwell Property Group (Australia)	1,201,257	989,152
DCT Industrial Trust, Inc.	31,600	1,780,344
DDR Corp.(a)	2,053,100	15,049,223
Dexus (Australia)	141,508	1,018,961
DiamondRock Hospitality Co.	718,500	7,501,140
EPR Properties	173,400	9,606,360
Eurocommercial Properties NV (Netherlands), CVA	6,621	273,401
Franklin Street Properties Corp.	601,454	5,058,228
Frasers Commercial Trust (Singapore)	222,100	242,440
Frasers Logistics & Industrial Trust (Singapore)	284,700	236,810
GEO Group, Inc. (The)	1,234,745	25,275,231
GLP J-Reit (Japan)	352	389,561
Goodman Group (Australia)	349,486	2,272,397
GPT Group (The) (Australia)	93,746	343,580
Gramercy Property Trust	146,500	3,183,445
Growthpoint Properties Ltd. (South Africa)(a)	524,119	1,257,144

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Hammerson PLC (United Kingdom)	109,482	$825,300
HCP, Inc.	764,100	17,750,043
Highwoods Properties, Inc.	133,400	5,845,588
Hospitality Properties Trust	547,046	13,862,146
Host Hotels & Resorts, Inc.	972,600	18,129,264
Immobiliare Grande Distribuzione SIIQ SpA (Italy)	116,915	1,092,278
InfraREIT, Inc.*	82,100	1,595,203
Invesco Office J-Reit, Inc. (Japan)	6,808	960,976
Invincible Investment Corp. (Japan)	1,157	535,253
JBG SMITH Properties	96,600	3,256,386
Kimco Realty Corp.(a)	893,000	12,859,200
Kite Realty Group Trust	79,500	1,210,785
Klepierre SA (France)	29,792	1,200,833
Land Securities Group PLC (United Kingdom)	100,639	1,324,099
Lexington Realty Trust	333,300	2,623,071
Liberty Property Trust	458,201	18,204,326
Life Storage, Inc.	45,900	3,833,568
Link REIT (Hong Kong)	79,000	677,166
LondonMetric Property PLC (United Kingdom)	101,641	254,304
Mack-Cali Realty Corp.	412,900	6,899,559
Mapletree Commercial Trust (Singapore), REIT	251,000	301,103
Mapletree Greater China Commercial Trust (Singapore)	3,794,600	3,334,852
Mapletree Industrial Trust (Singapore)	456,600	708,578
MCUBS MidCity Investment Corp. (Japan)	358	261,854
Mirvac Group (Australia)	5,502,984	9,145,334
Mori Trust Sogo Reit, Inc. (Japan)	170	250,251
NexPoint Residential Trust, Inc.	23,900	593,676
Nippon Building Fund, Inc. (Japan)	180	998,429
Nippon Prologis REIT, Inc. (Japan)	1,531	3,325,241
Nomura Real Estate Master Fund, Inc. (Japan)	510	709,776
NorthStar Realty Europe Corp.	136,700	1,779,834
Park Hotels & Resorts, Inc.	89,100	2,407,482
PotlatchDeltic Corp.(a)	110,800	5,767,140
Ramco-Gershenson Properties Trust	214,400	2,649,984
Rayonier, Inc.	429,300	15,102,774
RDI REIT PLC (United Kingdom)	1,104,626	497,358
Ryman Hospitality Properties, Inc.	28,600	2,215,070
Safestore Holdings PLC (United Kingdom)	133,385	919,791
Senior Housing Properties Trust	1,174,400	18,391,104
Shopping Centres Australasia Property Group (Australia)	237,201	426,162
Spirit Realty Capital, Inc.	3,057,100	23,723,096
Stockland (Australia)	1,997,024	6,196,569
Summit Hotel Properties, Inc.	223,300	3,039,113
Sunlight Real Estate Investment Trust (Hong Kong)	551,000	374,745
Taubman Centers, Inc.	60,100	3,420,291
Tier REIT, Inc.	66,700	1,232,616
Urstadt Biddle Properties, Inc. (Class A Stock)	24,100	465,130
VEREIT, Inc.	2,662,900	18,533,784
Washington Prime Group, Inc.(a)	799,700	5,333,999
Weingarten Realty Investors	184,100	5,169,528

A1146

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.	70,100	$4,345,499
Xenia Hotels & Resorts, Inc.	412,200	8,128,584

		432,643,110

Food & Staples Retailing — 0.8%
Atacadao Distribuicao Comercio e Industria Ltd. (Brazil)*	11,100	50,769
Conviviality PLC (United Kingdom)^	60,865	86,418
CVS Health Corp.	80,500	5,007,905
E-MART, Inc. (South Korea)	563	143,757
Empire Co. Ltd. (Canada) (Class A Stock)	40,800	818,945
ICA Gruppen AB (Sweden)	10,780	382,188
Ingles Markets, Inc. (Class A Stock)	44,800	1,516,480
J Sainsbury PLC (United Kingdom)	3,450,686	11,575,247
Koninklijke Ahold Delhaize NV (Netherlands)	490,816	11,630,350
Kroger Co. (The)	2,047,000	49,005,180
Magnit PJSC (Russia), GDR	9,248	170,487
Metcash Ltd. (Australia)	3,880,561	9,390,505
Performance Food Group Co.*	111,400	3,325,290
President Chain Store Corp. (Taiwan)	64,000	647,691
Shufersal Ltd. (Israel)*	489,580	3,129,897
Sonae SGPS SA (Portugal)	1,634,418	2,205,854
SpartanNash Co.	57,300	986,133
Tesco PLC (United Kingdom)	1,291,614	3,738,191
Wal-Mart de Mexico SAB de CV (Mexico)	864,700	2,200,276
Walmart, Inc.	379,600	33,773,012
Wesfarmers Ltd. (Australia)	281,427	9,018,276
Wm Morrison Supermarkets PLC (United Kingdom)	1,985,879	5,958,356
Woolworths Group Ltd. (Australia)	211,443	4,291,663

		159,052,870

Food Products — 1.5%
Asian Citrus Holdings Ltd. (Hong Kong)*^	1,374,264	193
Associated British Foods PLC (United Kingdom)	16,397	573,263
Atria OYJ (Finland)	28,417	431,304
Bakkafrost P/F (Faroe Islands)	4,386	240,319
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,019,093
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (Participation Certificates)	244	1,513,829
Conagra Brands, Inc.	771,400	28,449,232
Dairy Crest Group PLC (United Kingdom)	31,930	229,355
Darling Ingredients, Inc.*	60,300	1,043,190
Ebro Foods SA (Spain)	9,273	235,916
Felda Global Ventures Holdings Bhd (Malaysia)	68,800	29,674
First Resources Ltd. (Singapore)	152,100	195,471
Flowers Foods, Inc.	272,900	5,965,594
Golden Agri-Resources Ltd. (Singapore)	6,989,800	1,873,836
GrainCorp Ltd. (Australia) (Class A Stock)	418,264	2,738,737
Grieg Seafood ASA (Norway)	172,216	1,596,217
Gruma SAB de CV (Mexico) (Class B Stock)	100,100	1,148,397
Indofood Sukses Makmur Tbk PT (Indonesia)	925,500	485,199
Ingredion, Inc.	189,700	24,456,124
IOI Corp. Bhd (Malaysia)	60,600	74,958

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Itoham Yonekyu Holdings, Inc. (Japan)	26,200	$228,187
J.M. Smucker Co. (The)(a)	96,300	11,942,163
Lamb Weston Holdings, Inc.	493,500	28,731,570
Leroy Seafood Group ASA (Norway)	38,514	239,146
Marine Harvest ASA (Norway)	844,268	17,065,589
MEIJI Holdings Co. Ltd. (Japan)	10,100	775,851
Mitsui Sugar Co. Ltd. (Japan)	9,500	365,324
Nestle India Ltd. (India)	639	80,577
Nestle Malaysia Bhd (Malaysia)	20,300	794,251
Nestle SA (Switzerland)	237,498	18,772,205
Nippon Flour Mills Co. Ltd. (Japan)	70,300	1,098,642
Nippon Suisan Kaisha Ltd. (Japan)	50,400	262,473
Nisshin Oillio Group Ltd. (The) (Japan)	8,600	239,914
Origin Enterprises PLC (Ireland)(a)	66,322	436,626
Orior AG (Switzerland)	3,434	283,573
Orkla ASA (Norway)	113,509	1,223,286
Pilgrim’s Pride Corp.*(a)	306,400	7,540,504
PPB Group Bhd (Malaysia)	247,100	1,224,466
Salmar ASA (Norway)	135,796	5,591,482
Sanderson Farms, Inc.(a)	181,900	21,649,738
Saputo, Inc. (Canada)	20,900	670,792
Sime Darby Plantation Bhd (Malaysia)*	66,200	95,033
Strauss Group Ltd. (Israel)	21,769	469,261
Suedzucker AG (Germany)(a)	150,447	2,552,574
Tate & Lyle PLC (United Kingdom)	1,522,491	11,628,206
Thai Union Group PCL (Thailand) (Class F Stock)	41,300	24,724
Tyson Foods, Inc. (Class A Stock)	805,500	58,954,545
Uni-President Enterprises Corp. (Taiwan)	136,000	321,170
Viscofan SA (Spain)	5,548	383,121
WH Group Ltd. (Hong Kong), 144A	15,697,500	16,819,650
Wilmar International Ltd. (Singapore)	1,221,600	2,978,317
Yamazaki Baking Co. Ltd. (Japan)	38,100	798,210

		286,541,071

Gas Utilities — 0.4%
Atmos Energy Corp.	179,883	15,153,344
Chesapeake Utilities Corp.	14,500	1,020,075
Gas Natural SDG SA (Spain)	46,798	1,116,979
Italgas SpA (Italy)	330,094	1,972,426
National Fuel Gas Co.(a)	135,200	6,956,040
ONE Gas, Inc.	13,300	878,066
Osaka Gas Co. Ltd. (Japan)	33,000	656,335
Southwest Gas Holdings, Inc.	247,500	16,738,425
Spire, Inc.	5,100	368,730
Toho Gas Co. Ltd. (Japan)	7,000	218,794
UGI Corp.	827,750	36,768,655

		81,847,869

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	1,315,000	78,794,800
ABIOMED, Inc.*	119,900	34,889,701
Analogic Corp.	24,200	2,320,780
AngioDynamics, Inc.*	123,700	2,133,825
Ansell Ltd. (Australia)	22,483	440,137
Atrion Corp.	2,400	1,515,120
Baxter International, Inc.	557,100	36,233,784
Cantel Medical Corp.	68,200	7,598,162
Cochlear Ltd. (Australia)	12,330	1,731,716

A1147

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
CONMED Corp.	31,800	$2,013,894
Danaher Corp.	459,700	45,009,227
DENTSPLY SIRONA, Inc.	87,600	4,407,156
Edwards Lifesciences Corp.*	68,000	9,487,360
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	31,696	303,631
Globus Medical, Inc. (Class A Stock)*	59,800	2,979,236
Haemonetics Corp.*	84,300	6,167,388
Halyard Health, Inc.*(a)	304,500	14,031,360
Hartalega Holdings Bhd (Malaysia)	81,800	124,775
Hill-Rom Holdings, Inc.	288,000	25,056,000
Hoya Corp. (Japan)	16,400	828,407
IDEXX Laboratories, Inc.*	36,400	6,966,596
Inogen, Inc.*	48,300	5,933,172
Integer Holdings Corp.*	24,000	1,357,200
Koninklijke Philips NV (Netherlands)	21,845	836,490
Lantheus Holdings, Inc.*	32,100	510,390
Masimo Corp.*	338,300	29,753,485
Medtronic PLC	457,700	36,716,694
Meridian Bioscience, Inc.(a)	94,600	1,343,320
Nipro Corp. (Japan)	21,400	314,771
Olympus Corp. (Japan)	40,700	1,556,331
Paramount Bed Holdings Co. Ltd. (Japan)	38,500	1,956,856
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	344,000	230,311
Smith & Nephew PLC (United Kingdom)	1,018,971	19,061,843
STERIS PLC	217,700	20,324,472
Straumann Holding AG (Switzerland)	1,044	658,705
Teleflex, Inc.	18,400	4,691,632
Terumo Corp. (Japan)	44,500	2,314,526
West Pharmaceutical Services, Inc.	45,100	3,981,879
William Demant Holding A/S (Denmark)*	23,720	883,575

		415,458,707

Health Care Providers & Services — 1.6%
Alfresa Holdings Corp. (Japan)	335,200	7,569,081
Amplifon SpA (Italy)	13,746	244,380
Anthem, Inc.	101,400	22,277,580
Australian Pharmaceutical Industries Ltd. (Australia)	849,256	984,342
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	108,900	81,955
Centene Corp.*	87,100	9,308,377
Chemed Corp.	15,600	4,256,616
Ensign Group, Inc. (The)	12,500	328,750
Express Scripts Holding Co.*	915,300	63,228,924
Fresenius Medical Care AG & Co. KGaA (Germany)	112,214	11,460,737
Fresenius SE & Co. KGaA (Germany)	46,535	3,558,294
HCA Healthcare, Inc.	148,400	14,394,800
Healthscope Ltd. (Australia)	231,069	346,213
Humana, Inc.	28,700	7,715,421
Magellan Health, Inc.*	49,600	5,312,160
Medipal Holdings Corp. (Japan)	38,700	807,707
MEDNAX, Inc.*	180,400	10,035,652
Metlifecare Ltd. (New Zealand)	472,416	2,000,468
Molina Healthcare, Inc.*(a)	152,100	12,347,478
National HealthCare Corp.	16,100	960,043
NMC Health PLC (United Arab Emirates)	11,324	539,982

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Odontoprev SA (Brazil)	240,500	$1,089,059
Providence Service Corp. (The)*	27,300	1,887,522
Ramsay Health Care Ltd. (Australia)	41,978	2,022,414
Ryman Healthcare Ltd. (New Zealand)	60,464	465,289
Select Medical Holdings Corp.*	91,800	1,583,550
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	211,900	570,400
Sonic Healthcare Ltd. (Australia)	54,583	965,802
Summerset Group Holdings Ltd. (New Zealand)	408,588	2,054,832
Tenet Healthcare Corp.*(a)	212,000	5,141,000
Toho Holdings Co. Ltd. (Japan)	10,100	239,934
UnitedHealth Group, Inc.	382,300	81,812,200
WellCare Health Plans, Inc.*	170,100	32,936,463

		308,527,425

Health Care Technology — 0.0%
Cotiviti Holdings, Inc.*	139,900	4,818,156
Quality Systems, Inc.*	94,500	1,289,925

		6,108,081

Hotels, Restaurants & Leisure — 1.2%
Aristocrat Leisure Ltd. (Australia)	112,330	2,097,259
Biglari Holdings, Inc.*	2,300	939,343
BJ’s Restaurants, Inc.	41,500	1,863,350
Bloomin’ Brands, Inc.	90,300	2,192,484
Bojangles’, Inc.*(a)	52,900	732,665
Brinker International, Inc.(a)	677,500	24,457,750
Carnival PLC	11,104	714,690
Cie des Alpes (France)	20,454	743,399
Compass Group PLC (United Kingdom)	36,145	738,041
Crown Resorts Ltd. (Australia)	425,188	4,175,794
Del Frisco’s Restaurant Group, Inc.*	57,500	876,875
Del Taco Restaurants, Inc.*	70,800	733,488
Domino’s Pizza Group PLC (United Kingdom)	264,309	1,226,749
El Pollo Loco Holdings, Inc.*	39,300	373,350
Emperor Entertainment Hotel Ltd. (Hong Kong)	1,595,000	334,589
Evolution Gaming Group AB (Sweden), 144A	40,972	2,251,709
Fiesta Restaurant Group, Inc.*(a)	32,800	606,800
Flight Centre Travel Group Ltd. (Australia)(a)	19,682	866,434
Galaxy Entertainment Group Ltd. (Hong Kong)	2,306,000	21,166,056
Genting Malaysia Bhd (Malaysia)	82,300	103,433
Greggs PLC (United Kingdom)	98,345	1,697,338
Hilton Grand Vacations, Inc.*	258,800	11,133,576
Hilton Worldwide Holdings, Inc.	459,300	36,174,468
InterContinental Hotels Group PLC (United Kingdom)	18,284	1,095,440
J D Wetherspoon PLC (United Kingdom)	54,184	866,697
Jack in the Box, Inc.	102,900	8,780,457
Kindred Group PLC (Malta)	32,970	452,335
Koshidaka Holdings Co. Ltd. (Japan)	6,500	452,580
Las Vegas Sands Corp.	133,600	9,605,840
McDonald’s Corp.	312,100	48,806,198

A1148

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Merlin Entertainments PLC (United Kingdom), 144A	64,834	$315,259
Oriental Land Co. Ltd. (Japan)	29,000	2,967,198
Paddy Power Betfair PLC (Ireland)	11,181	1,148,465
Scientific Games Corp.*(a)	148,800	6,190,080
SJM Holdings Ltd. (Hong Kong)	266,000	233,041
SSP Group PLC (United Kingdom)	662,205	5,688,373
Texas Roadhouse, Inc.	594,100	34,327,098
Thomas Cook Group PLC (United Kingdom)	201,623	334,779
TUI AG (Germany)	95,061	2,038,445
William Hill PLC (United Kingdom)	118,674	550,240
Yum China Holdings, Inc. (China)	39,915	1,656,473
Zensho Holdings Co. Ltd. (Japan)	12,100	276,757

		241,985,395

Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)	88,738	660,326
Bassett Furniture Industries, Inc.	2,900	88,015
Beazer Homes USA, Inc.*	27,600	440,220
Berkeley Group Holdings PLC (United Kingdom)	294,505	15,655,714
Century Communities, Inc.*	1,900	56,905
Coway Co. Ltd. (South Korea)	8,144	672,358
Electrolux AB (Sweden) (Class B Stock)	13,684	432,134
Haier Electronics Group Co. Ltd. (Hong Kong)*	330,000	1,183,105
Haseko Corp. (Japan)	37,500	577,171
La-Z-Boy, Inc.	26,325	788,434
LG Electronics, Inc. (South Korea)	11,408	1,177,038
Meritage Homes Corp.*	46,800	2,117,700
NVR, Inc.*	7,700	21,560,000
Panasonic Corp. (Japan)	198,000	2,843,378
Persimmon PLC (United Kingdom)	318,018	11,287,147
SodaStream International Ltd. (Israel)*	2,700	247,941
Sony Corp. (Japan)	522,300	25,697,323
Taylor Morrison Home Corp. (Class A Stock)*	562,600	13,097,328
Taylor Wimpey PLC (United Kingdom)	702,930	1,821,075
Tempur Sealy International, Inc.*(a)	22,800	1,032,612
Toll Brothers, Inc.	306,000	13,234,500
TRI Pointe Group, Inc.*(a)	616,300	10,125,809

		124,796,233

Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	3,800	150,518
Essity AB (Sweden) (Class B Stock)*	25,566	708,515
Henkel AG & Co. KGaA (Germany)	14,552	1,833,316
Hindustan Unilever Ltd. (India)	41,281	847,417
Kimberly-Clark Corp.(a)	207,000	22,796,910
Pigeon Corp. (Japan)	16,300	736,464
Procter & Gamble Co. (The)	247,400	19,613,872

		46,687,012

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	1,664,700	18,927,639
Enel Generacion Chile SA (Chile)	1,032,634	842,061
Engie Brasil Energia SA (Brazil)	101,700	1,205,078
NRG Energy, Inc.	1,494,700	45,633,191

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NRG Yield, Inc. (Class C Stock)	26,200	$445,400
TerraForm Power, Inc. (Class A Stock)	33,200	356,236
Vistra Energy Corp.*(a)	126,900	2,643,327

		70,052,932

Industrial Conglomerates — 1.0%
3M Co.	299,000	65,636,480
Beijing Enterprises Holdings Ltd. (China)	121,000	637,197
Carlisle Cos., Inc.(a)	134,700	14,064,027
CITIC Ltd. (China)	1,330,000	1,872,852
CJ Corp. (South Korea)	4,810	715,185
CK Hutchison Holdings Ltd. (Hong Kong)	1,206,500	14,496,424
Daetwyler Holding AG (Switzerland)	1,182	226,082
DCC PLC (United Kingdom)	55,750	5,136,634
Fosun International Ltd. (China)	72,000	157,973
Hanwha Corp. (South Korea)	10,161	377,794
Honeywell International, Inc.	521,300	75,333,063
Hopewell Holdings Ltd. (Hong Kong)	131,000	502,078
Jardine Matheson Holdings Ltd. (Hong Kong)	71,200	4,387,794
Jardine Strategic Holdings Ltd. (Hong Kong)	10,500	403,659
KOC Holding A/S (Turkey)	104,801	433,624
LG Corp. (South Korea)	26,929	2,210,492
Nisshinbo Holdings, Inc. (Japan)	20,200	273,573
Nolato AB (Sweden) (Class B Stock)	3,376	247,230
Rheinmetall AG (Germany)	6,019	854,365
Shanghai Industrial Holdings Ltd. (China)	280,000	734,780
Siemens AG (Germany)	4,789	611,064
Smiths Group PLC (United Kingdom)	55,055	1,171,092
Toshiba Corp. (Japan)*	551,000	1,607,119
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	24,730	32,538

		192,123,119

Insurance — 2.2%
Aegon NV (Netherlands)	82,759	558,360
Aflac, Inc.	510,200	22,326,352
Ageas (Belgium)	14,211	733,353
Allianz SE (Germany)	89,703	20,278,030
Allstate Corp. (The)	444,900	42,176,520
Alm Brand A/S (Denmark)	38,729	395,830
American Equity Investment Life Holding Co.	385,400	11,315,344
American Financial Group, Inc.	295,500	33,161,010
Argo Group International Holdings Ltd.	22,570	1,295,518
ASR Nederland NV (Netherlands)	192,317	8,223,138
Aviva PLC (United Kingdom)	52,347	365,334
AXA SA (France)	290,832	7,731,198
Cathay Financial Holding Co. Ltd. (Taiwan)	686,550	1,231,096
China Life Insurance Co. Ltd. (Taiwan)	69,000	71,974
CNO Financial Group, Inc.	339,800	7,363,466
Dai-ichi Life Holdings, Inc. (Japan)	150,200	2,772,914
DB Insurance Co. Ltd. (South Korea)	12,410	770,967
Direct Line Insurance Group PLC (United Kingdom)	2,637,936	14,124,823
Employers Holdings, Inc.	24,400	986,980
esure Group PLC (United Kingdom)	557,140	1,696,548
Fairfax Financial Holdings Ltd. (Canada)	3,300	1,672,784
FBL Financial Group, Inc. (Class A Stock)	6,500	450,775

A1149

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
First American Financial Corp.	337,400	$19,798,632
Genworth Financial, Inc. (Class A Stock)*	1,641,700	4,646,011
Hannover Rueck SE (Germany)	8,164	1,113,833
Hanover Insurance Group, Inc. (The)	148,600	17,518,454
Harel Insurance Investments & Financial Services Ltd. (Israel)	299,623	2,374,242
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	26,289	975,069
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	17,300	711,685
Insurance Australia Group Ltd. (Australia)	2,573,255	14,898,947
Intact Financial Corp. (Canada)	18,200	1,367,596
Kemper Corp.	68,100	3,881,700
Legal & General Group PLC (United Kingdom)	805,231	2,917,549
Lincoln National Corp.	3,200	233,792
Medibank Private Ltd. (Australia)	196,650	441,386
MetLife, Inc.	430,000	19,732,700
National General Holdings Corp.	115,000	2,795,650
National Western Life Group, Inc. (Class A Stock)	1,200	365,856
NN Group NV (Netherlands)	84,920	3,772,997
Old Republic International Corp.	1,583,900	33,974,655
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	4,085,000	1,931,993
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	804,000	1,420,691
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	203,500	2,098,223
Porto Seguro SA (Brazil)	19,200	281,709
Poste Italiane SpA (Italy), 144A	72,367	661,026
Power Corp. of Canada (Canada)	15,500	353,708
Progressive Corp. (The)	159,500	9,718,335
Reinsurance Group of America, Inc.	104,900	16,154,600
Sampo OYJ (Finland) (Class A Stock)	278,477	15,514,725
Sanlam Ltd. (South Africa)	38,612	278,942
SCOR SE (France)	223,113	9,108,647
Selective Insurance Group, Inc.	7,800	473,460
Shin Kong Financial Holding Co. Ltd. (Taiwan)	4,471,000	1,713,528
Storebrand ASA (Norway)	481,784	3,961,973
Sul America SA (Brazil), UTS	5,700	37,897
Sun Life Financial, Inc. (Canada)	17,000	698,157
Swiss Re AG (Switzerland)	42,136	4,300,684
Topdanmark A/S (Denmark)*	37,808	1,785,209
Universal Insurance Holdings, Inc.(a)	17,500	558,250
Unum Group	464,600	22,119,606
Wuestenrot & Wuerttembergische AG (Germany)	23,106	545,931
Zurich Insurance Group AG (Switzerland)*	64,200	21,177,163

		426,117,525

Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com, Inc. (Class A Stock)*	63,800	752,840
Amazon.com, Inc.*	63,600	92,050,824
Booking Holdings, Inc.*	4,200	8,737,638
FTD Cos., Inc.*	43,100	156,884
Groupon, Inc.*(a)	1,941,100	8,424,374

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
Liberty Interactive Corp. QVC Group (Class A Stock)*	1,074,600	$27,047,682
Netflix, Inc.*	120,200	35,501,070
Nutrisystem, Inc.(a)	135,100	3,640,945
PetMed Express, Inc.(a)	156,100	6,517,175
TripAdvisor, Inc.*(a)	69,900	2,858,211

		185,687,643

Internet Software & Services — 2.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	27,182	4,988,984
Alphabet, Inc. (Class A Stock)*	89,100	92,409,174
Alphabet, Inc. (Class C Stock)*	81,693	84,290,020
Appfolio, Inc. (Class A Stock)*	16,500	674,025
Autohome, Inc. (China), ADR	1,500	128,910
Baidu, Inc. (China), ADR*	4,200	937,398
Blucora, Inc.*	187,700	4,617,420
Carbonite, Inc.*	33,800	973,440
Care.com, Inc.*	89,700	1,459,419
Endurance International Group Holdings, Inc.*(a)	245,900	1,819,660
Envestnet, Inc.*(a)	88,000	5,042,400
Etsy, Inc.*	1,179,600	33,099,576
Facebook, Inc. (Class A Stock)*	914,500	146,127,955
LivePerson, Inc.*	67,600	1,105,260
LogMeIn, Inc.	80,300	9,278,665
Mixi, Inc. (Japan)	10,500	392,854
Momo, Inc. (China), ADR*	3,000	112,140
QuinStreet, Inc.*	99,100	1,265,507
Shutterstock, Inc.*	13,300	640,395
SPS Commerce, Inc.*	26,000	1,665,820
Tencent Holdings Ltd. (China)	177,400	9,522,756
Weibo Corp. (China), ADR*(a)	2,800	334,712
YY, Inc. (China), ADR*	10,100	1,062,520

		401,949,010

IT Services — 2.1%
Accenture PLC (Class A Stock)	286,800	44,023,800
Alten SA (France)	16,524	1,592,993
Amadeus IT Group SA (Spain)	215,822	15,971,520
Atos SE (France)	4,925	674,771
Automatic Data Processing, Inc.	198,700	22,548,476
Bechtle AG (Germany)	4,492	364,386
Booz Allen Hamilton Holding Corp.	484,400	18,755,968
Broadridge Financial Solutions, Inc.	142,300	15,608,887
CACI International, Inc. (Class A Stock)*	62,800	9,504,780
Cognizant Technology Solutions Corp. (Class A Stock)	879,400	70,791,700
Computershare Ltd. (Australia)	279,720	3,751,170
DTS Corp. (Japan)	20,300	706,602
ExlService Holdings, Inc.*	29,100	1,622,907
Fujitsu Ltd. (Japan)	99,000	601,616
Hackett Group, Inc. (The)	48,100	772,486
HCL Technologies Ltd. (India)	492,509	7,324,968
Infosys Ltd. (India)	281,860	4,932,045
Itochu Techno-Solutions Corp. (Japan)	16,600	342,928
Leidos Holdings, Inc.	407,900	26,676,660
Link Administration Holdings Ltd. (Australia)	69,832	450,737
ManTech International Corp. (Class A Stock)	26,100	1,447,767

A1150

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
MAXIMUS, Inc.	316,700	$21,136,558
NEC Networks & System Integration Corp. (Japan)	41,700	1,084,655
Obic Co. Ltd. (Japan)	8,700	733,132
Otsuka Corp. (Japan)	77,600	3,956,265
Samsung SDS Co. Ltd. (South Korea)	969	232,373
Science Applications International Corp.	252,500	19,897,000
Softcat PLC (United Kingdom)	109,946	1,056,204
Sopra Steria Group (France)	2,201	449,242
Syntel, Inc.*	75,600	1,930,068
Tata Consultancy Services Ltd. (India)	46,935	2,056,685
Tech Mahindra Ltd. (India)	387,062	3,805,400
Teradata Corp.*(a)	172,900	6,858,943
Tieto OYJ (Finland)(a)	21,059	701,465
TIS, Inc. (Japan)	224,000	8,956,590
Travelport Worldwide Ltd.	285,400	4,663,436
Vakrangee Ltd. (India)	188,323	655,633
Virtusa Corp.*	20,000	969,200
Visa, Inc. (Class A Stock)(a)	686,000	82,059,320
Wipro Ltd. (India)	404,851	1,753,773

		411,423,109

Leisure Products — 0.2%
Brunswick Corp.	130,900	7,774,151
Johnson Outdoors, Inc. (Class A Stock)	11,300	700,600
MCBC Holdings, Inc.*	6,800	171,360
Polaris Industries, Inc.(a)	190,200	21,781,704
Sankyo Co. Ltd. (Japan)	76,300	2,669,162
Trigano SA (France)	6,233	1,128,188
Vista Outdoor, Inc.*(a)	377,400	6,159,168

		40,384,333

Life Sciences Tools & Services — 0.3%
Bio-Techne Corp.	32,400	4,893,696
Bruker Corp.	64,100	1,917,872
Charles River Laboratories International, Inc.*	175,600	18,743,544
Gerresheimer AG (Germany)	24,614	2,022,660
Illumina, Inc.*	154,100	36,432,322
Medpace Holdings, Inc.*(a)	57,500	2,007,325
QIAGEN NV*	29,438	951,683

		66,969,102

Machinery — 2.3%
AGCO Corp.	102,800	6,666,580
Alamo Group, Inc.	20,400	2,241,960
Alfa Laval AB (Sweden)	2,751	65,193
Atlas Copco AB (Sweden) (Class A Stock)	357,215	15,514,491
Atlas Copco AB (Sweden) (Class B Stock)	70,139	2,738,623
Bobst Group SA (Switzerland)	1,986	220,281
Bodycote PLC (United Kingdom)	25,751	323,959
Briggs & Stratton Corp.	32,600	697,966
Bucher Industries AG (Switzerland)	1,029	429,978
Caterpillar, Inc.	366,200	53,970,556
China Conch Venture Holdings Ltd. (China)	84,000	257,767
Conzzeta AG (Switzerland)	199	237,869
Crane Co.	207,000	19,197,180
Cummins, Inc.	271,900	44,072,271
Daifuku Co. Ltd. (Japan)	15,200	901,170

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
DMG Mori Co. Ltd. (Japan)	489,600	$9,224,470
Donaldson Co., Inc.	94,700	4,266,235
Dover Corp.	51,300	5,038,686
Ebara Corp. (Japan)	227,200	8,104,339
Federal Signal Corp.	47,300	1,041,546
Georg Fischer AG (Switzerland)	2,037	2,727,282
Global Brass & Copper Holdings, Inc.	136,800	4,575,960
Graco, Inc.	177,900	8,133,588
Haitian International Holdings Ltd. (China)	288,000	875,678
Harsco Corp.*	170,600	3,522,890
Hillenbrand, Inc.	53,200	2,441,880
Hitachi Construction Machinery Co. Ltd. (Japan)	15,500	601,662
Hoshizaki Corp. (Japan)	8,100	722,124
Hyundai Robotics Co. Ltd. (South Korea)*	3,707	1,491,438
IDEX Corp.	198,000	28,216,980
Illinois Tool Works, Inc.	259,700	40,684,602
ITT, Inc.	317,900	15,570,742
Japan Steel Works Ltd. (The) (Japan)	8,900	292,532
Kennametal, Inc.	87,600	3,518,016
Komatsu Ltd. (Japan)	129,300	4,331,416
Kurita Water Industries Ltd. (Japan)	13,400	432,591
Lincoln Electric Holdings, Inc.	2,400	215,880
Lydall, Inc.*	14,500	699,625
MAN SE (Germany)	4,864	567,189
Milacron Holdings Corp.*	115,200	2,320,128
MINEBEA MITSUMI, Inc. (Japan)	50,000	1,075,086
Miura Co. Ltd. (Japan)	12,100	392,190
Mueller Industries, Inc.	50,700	1,326,312
Mueller Water Products, Inc. (Class A Stock)	40,700	442,409
Nilfisk Holding A/S (Denmark)*	4,751	224,146
NSK Ltd. (Japan)	52,600	707,641
Oshkosh Corp.	399,400	30,861,638
Sandvik AB (Sweden)	930,052	17,039,690
Schindler Holding AG (Switzerland)	3,108	651,137
Schindler Holding AG (Switzerland) (Participation Certificates)	5,598	1,207,868
SKF AB (Sweden) (Class B Stock)	12,061	247,095
Spirax-Sarco Engineering PLC (United Kingdom)	9,833	793,211
SPX Corp.*	63,600	2,065,728
SPX FLOW, Inc.*	102,600	5,046,894
Standex International Corp.	5,500	524,425
Star Micronics Co. Ltd. (Japan)	110,400	2,049,149
Sumitomo Heavy Industries Ltd. (Japan)	47,700	1,822,492
Terex Corp.(a)	482,000	18,031,620
THK Co. Ltd. (Japan)	17,000	707,198
Timken Co. (The)	310,000	14,136,000
Toro Co. (The)	347,000	21,670,150
TriMas Corp.*	63,200	1,659,000
Valmet OYJ (Finland)(a)	46,054	923,283
VAT Group AG (Switzerland), 144A*	15,628	2,631,601
Vesuvius PLC (United Kingdom)	36,285	297,438
Volvo AB (Sweden) (Class B Stock)(a)	1,179,562	21,591,144
Wabash National Corp.(a)	82,100	1,708,501
Wacker Neuson SE (Germany)	6,521	225,990
Watts Water Technologies, Inc. (Class A Stock)	3,800	295,260

A1151

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Weichai Power Co. Ltd. (China) (Class H Stock)	1,043,000	$1,179,578
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,513,300	2,340,845

		451,028,042

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)*	502	739,564
SITC International Holdings Co. Ltd. (China)	1,025,000	1,025,783

		1,765,347

Media — 0.8%
Ascential PLC (United Kingdom)	53,385	312,445
Axel Springer SE (Germany)	10,135	847,826
Comcast Corp. (Class A Stock)	2,382,600	81,413,442
CTS Eventim AG & Co. KGaA (Germany)	64,849	3,040,011
DA Consortium Holdings, Inc. (Japan)	26,600	617,900
Daiichikosho Co. Ltd. (Japan)	19,400	1,020,368
Gray Television, Inc.*	94,600	1,201,420
John Wiley & Sons, Inc. (Class A Stock)	173,600	11,058,320
Metropole Television SA (France)	8,422	216,983
Naspers Ltd. (South Africa) (Class N Stock)	16,202	3,964,841
New Media Investment Group, Inc.(a)	34,100	584,474
News Corp. (Class A Stock)	396,600	6,266,280
Nine Entertainment Co. Holdings Ltd. (Australia)	758,842	1,332,733
ProSiebenSat.1 Media SE (Germany)	20,023	693,527
RTL Group SA (Luxembourg)	14,746	1,224,272
Sanoma OYJ (Finland)(a)	52,134	612,229
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	180,400	5,646,520
Sky PLC (United Kingdom)	15,599	284,090
TEGNA, Inc.	759,200	8,647,288
Television Francaise 1 (France)	160,084	2,173,902
Toei Co. Ltd. (Japan)	11,100	1,186,946
Tokyo Broadcasting System Holdings, Inc. (Japan)	41,100	874,209
Twenty-First Century Fox, Inc. (Class A Stock)	124,800	4,578,912
Twenty-First Century Fox, Inc. (Class B Stock)	531,700	19,337,929
Vector, Inc. (Japan)	10,300	238,737
WPP PLC (United Kingdom)	79,590	1,264,812

		158,640,416

Metals & Mining — 1.3%
Alrosa PJSC (Russia)	230,400	367,259
Anglo American PLC (United Kingdom)	921,638	21,469,201
ArcelorMittal (Luxembourg)*	604,741	19,207,977
Aurubis AG (Germany)	4,673	392,734
BHP Billiton Ltd. (Australia)	404,661	8,969,508
BHP Billiton PLC (Australia)	280,932	5,552,106
BlueScope Steel Ltd. (Australia)	78,646	925,283
Boliden AB (Sweden)	37,701	1,326,639
Central Asia Metals PLC (United Kingdom)	183,016	824,276
Commercial Metals Co.	957,500	19,590,450
Ferrexpo PLC (Switzerland)	603,937	2,075,387
Fortescue Metals Group Ltd. (Australia)	208,402	702,038

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Freeport-McMoRan, Inc.*	2,916,600	$51,244,662
Granges AB (Sweden)	21,543	253,446
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	105,500	351,377
Hecla Mining Co.(a)	232,000	851,440
Hyundai Steel Co. (South Korea)	37,178	1,806,056
Jastrzebska Spolka Weglowa SA (Poland)*	42,640	1,010,940
JFE Holdings, Inc. (Japan)	775,500	15,642,888
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	34,000	48,967
JSW Steel Ltd. (India)	24,065	107,299
Kobe Steel Ltd. (Japan)*	42,700	423,556
Korea Zinc Co. Ltd. (South Korea)	341	154,852
Kumba Iron Ore Ltd. (South Africa)	37,874	911,181
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR	4,650	46,221
Materion Corp.	24,300	1,240,515
MMC Norilsk Nickel PJSC (Russia), ADR	9,245	171,356
Nippon Steel & Sumitomo Metal Corp. (Japan)	14,500	318,346
Olympic Steel, Inc.	34,800	713,748
OZ Minerals Ltd. (Australia)	486,366	3,401,631
Polyus PJSC (Russia), GDR	4,832	187,965
POSCO (South Korea)	8,537	2,725,017
Reliance Steel & Aluminum Co.	318,638	27,320,022
Rio Tinto Ltd. (United Kingdom)	57,569	3,261,412
Rio Tinto PLC (United Kingdom)	170,025	8,627,737
Ryerson Holding Corp.*	30,700	250,205
Sandfire Resources NL (Australia)	44,920	255,918
Severstal PJSC (Russia)	71,880	1,093,368
Southern Copper Corp. (Peru)(a)	52,200	2,828,196
SSAB AB (Sweden) (Class B Stock)*	83,189	385,334
Steel Dynamics, Inc.	450,600	19,925,532
SunCoke Energy, Inc.*	121,800	1,310,568
Tata Steel Ltd. (India)	8,472	74,964
Tokyo Steel Manufacturing Co. Ltd. (Japan)(a)	189,200	1,526,042
United States Steel Corp.(a)	742,600	26,132,094
Vale SA (Brazil)	85,845	1,102,754
Vedanta Ltd. (India)	31,088	132,878
Vedanta Ltd. (India), ADR	2,400	42,168
voestalpine AG (Austria)	21,910	1,149,339
Worthington Industries, Inc.	134,000	5,751,280
Yodogawa Steel Works Ltd. (Japan)	9,700	259,147

		264,443,279

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ares Commercial Real Estate Corp.	19,800	244,530
Cherry Hill Mortgage Investment Corp.	41,600	729,664
Chimera Investment Corp.	85,100	1,481,591
Ladder Capital Corp.	371,029	5,595,117
Resource Capital Corp.(a)	81,600	776,016
Western Asset Mortgage Capital Corp.(a)	85,100	824,619

		9,651,537

Multiline Retail — 0.3%
B&M European Value Retail SA (United Kingdom)	108,771	597,074
Dollar General Corp.	236,500	22,124,575

A1152

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Dollarama, Inc. (Canada)	6,000	$729,212
Don Quijote Holdings Co. Ltd. (Japan)	15,900	911,233
H2O Retailing Corp. (Japan)	14,100	261,641
Isetan Mitsukoshi Holdings Ltd. (Japan)	46,600	515,658
J Front Retailing Co. Ltd. (Japan)	137,000	2,313,845
Lojas Renner SA (Brazil)	96,100	994,053
Lotte Shopping Co. Ltd. (South Korea)	315	69,512
Macy’s, Inc.(a)	933,100	27,750,394
Next PLC (United Kingdom)	44,855	2,998,505
Nordstrom, Inc.(a)	129,300	6,259,413
Shinsegae, Inc. (South Korea)	1,271	417,595
Takashimaya Co. Ltd. (Japan)	42,000	403,733

		66,346,443

Multi-Utilities — 0.3%
A2A SpA (Italy)	204,155	390,520
ACEA SpA (Italy)	51,637	876,375
AGL Energy Ltd. (Australia)	90,771	1,521,378
CenterPoint Energy, Inc.	336,300	9,214,620
E.ON SE (Germany)	291,067	3,234,366
Iren SpA (Italy)	106,814	335,366
MDU Resources Group, Inc.	929,493	26,174,523
National Grid PLC (United Kingdom)	195,232	2,197,621
NorthWestern Corp.	289,000	15,548,200
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	76,748	236,182
Vectren Corp.	27,400	1,751,408

		61,480,559

Oil, Gas & Consumable Fuels — 3.0%
Aker BP ASA (Norway)	14,905	404,072
Anadarko Petroleum Corp.	859,400	51,916,354
Arch Coal, Inc. (Class A Stock)(a)	38,900	3,574,132
BP PLC (United Kingdom)	2,939,509	19,827,247
Caltex Australia Ltd. (Australia)	35,928	872,730
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	94,500	237,170
CNX Resources Corp.*	281,500	4,343,545
ConocoPhillips	1,191,300	70,632,177
Cosmo Energy Holdings Co. Ltd. (Japan)	7,700	249,195
CVR Energy, Inc.(a)	241,400	7,295,108
Devon Energy Corp.	831,600	26,436,564
Ecopetrol SA (Colombia)	465,040	435,237
Enagas SA (Spain)	45,479	1,245,433
Exxaro Resources Ltd. (South Africa)	5,371	49,575
Exxon Mobil Corp.	319,800	23,860,278
Frontera Energy Corp. (Colombia), (OTC)*(a)	4,712	131,597
Frontera Energy Corp. (Colombia), (TSX)*	5,392	150,709
Galp Energia SGPS SA (Portugal)	265,944	5,015,364
Gazprom PJSC (Russia)	681,920	1,703,751
Gazprom PJSC (Russia), ADR	186,054	905,339
Hindustan Petroleum Corp. Ltd. (India)	222,343	1,185,775
HollyFrontier Corp.	622,500	30,415,350
Idemitsu Kosan Co. Ltd. (Japan)	25,400	971,823
JXTG Holdings, Inc. (Japan)	725,500	4,423,069
LUKOIL PJSC (Russia)	49,353	3,437,727
LUKOIL PJSC (Russia), ADR	14,407	992,642
Marathon Oil Corp.	1,489,800	24,030,474

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	988,900	$72,298,479
MOL Hungarian Oil & Gas PLC (Hungary)	248,223	2,708,287
Murphy Oil Corp.(a)	816,300	21,093,192
Neste OYJ (Finland)	57,576	4,007,583
Newfield Exploration Co.*	104,700	2,556,774
Novatek PJSC (Russia), GDR	1,332	182,483
Oil Refineries Ltd. (Israel)	1,069,082	495,904
OMV AG (Austria)	183,909	10,726,878
Pacific Ethanol, Inc.*	52,000	156,000
PBF Energy, Inc. (Class A Stock)(a)	404,000	13,695,600
Peabody Energy Corp.	17,000	620,500
Petroleo Brasileiro SA (Brazil)*	85,000	602,463
Phillips 66	124,400	11,932,448
Pioneer Natural Resources Co.	68,200	11,715,396
PTT PCL (Thailand)	60,500	1,065,530
PTT PCL (Thailand), NVDR	18,300	322,301
Reliance Industries Ltd. (India)	72,406	988,297
Renewable Energy Group, Inc.*(a)	29,100	372,480
Repsol SA (Spain)	1,563,811	27,797,775
REX American Resources Corp.*	22,200	1,616,160
Rosneft Oil Co. PJSC (Russia)	178,490	987,380
Rosneft Oil Co. PJSC (Russia), GDR	6,116	33,528
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	605,601	19,160,277
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	343,659	11,058,385
SK Innovation Co. Ltd. (South Korea)	3,948	784,699
Surgutneftegas OJSC (Russia)	1,969,200	986,483
Surgutneftegas OJSC (Russia), ADR	36,408	178,035
Tatneft PJSC (Russia)	49,050	527,543
Tatneft PJSC (Russia), ADR	9,772	616,809
Thai Oil PCL (Thailand)	344,300	1,003,568
TOTAL SA (France)(a)	325,448	18,654,597
Valero Energy Corp.	631,600	58,593,532
W&T Offshore, Inc.*	295,400	1,308,622
Whitehaven Coal Ltd. (Australia)	93,667	324,916
World Fuel Services Corp.	384,800	9,446,840
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	50,000	64,620

		593,426,801

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	24,400	954,040
Louisiana-Pacific Corp.	1,116,000	32,107,320
Mondi PLC (South Africa)	49,584	1,332,721
Oji Holdings Corp. (Japan)	31,000	199,803
Sappi Ltd. (South Africa)	15,411	99,571
Stora Enso OYJ (Finland) (Class R Stock)(a)	376,442	6,921,411
Suzano Papel e Celulose SA (Brazil)	11,900	120,714
UPM-Kymmene OYJ (Finland)(a)	151,036	5,599,491

		47,335,071

Personal Products — 0.3%
Avon Products, Inc. (United Kingdom)*	522,800	1,484,752
Beiersdorf AG (Germany)	5,782	655,261
Best World International Ltd. (Singapore)	1,728,200	2,443,779
Hengan International Group Co. Ltd. (China)	136,500	1,272,484

A1153

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Kao Corp. (Japan)	56,300	$4,226,638
Mandom Corp. (Japan)	7,200	251,895
Medifast, Inc.	16,500	1,541,925
Nu Skin Enterprises, Inc. (Class A Stock)	197,800	14,579,838
Oriflame Holding AG (Switzerland)	89,221	4,291,771
Pola Orbis Holdings, Inc. (Japan)	26,200	1,092,204
Unilever NV (United Kingdom), CVA	216,690	12,231,175
Unilever PLC (United Kingdom)	164,431	9,119,742
USANA Health Sciences, Inc.*	9,300	798,870

		53,990,334

Pharmaceuticals — 2.4%
Allergan PLC	34,600	5,822,834
Aspen Pharmacare Holdings Ltd. (South Africa)	10,867	238,440
Astellas Pharma, Inc. (Japan)	359,800	5,503,498
Aurobindo Pharma Ltd. (India)	133,292	1,148,425
Bayer AG (Germany)	155,038	17,478,033
Catalent, Inc.*	542,900	22,291,474
China Medical System Holdings Ltd. (China)	391,000	895,735
China Resources Pharmaceutical Group Ltd. (China), 144A	653,000	918,527
Corcept Therapeutics, Inc.*(a)	175,200	2,882,040
CSPC Pharmaceutical Group Ltd. (China)	1,900,000	5,121,477
Dechra Pharmaceuticals PLC (United Kingdom)	13,089	482,350
Depomed, Inc.*(a)	186,300	1,227,717
Endo International PLC*(a)	3,402,500	20,210,849
Galenica AG (Switzerland), 144A*	46,047	2,436,197
GlaxoSmithKline PLC (United Kingdom)	40,896	794,241
H. Lundbeck A/S (Denmark)	50,249	2,822,308
Horizon Pharma PLC*	167,000	2,371,400
Hypera SA (Brazil)	9,900	108,103
Innoviva, Inc.*(a)	43,500	725,145
Ipsen SA (France)	6,559	1,019,504
Johnson & Johnson	672,200	86,142,430
Kaken Pharmaceutical Co. Ltd. (Japan)	16,400	971,326
Mallinckrodt PLC*(a)	414,700	6,004,856
Merck & Co., Inc.	524,600	28,574,962
Mitsubishi Tanabe Pharma Corp. (Japan)	30,300	612,160
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	31,000	483,268
Novartis AG (Switzerland)	475,285	38,441,467
Novo Nordisk A/S (Denmark) (Class B Stock)	182,496	8,976,223
Pfizer, Inc.	1,162,100	41,242,929
Phibro Animal Health Corp. (Class A Stock)	49,000	1,945,300
Recordati SpA (Italy)	22,147	817,122
Richter Gedeon Nyrt (Hungary)	88,087	1,840,803
Roche Holding AG (Switzerland)	157,431	36,114,219
Sanofi (France)	328,572	26,364,673
Sawai Pharmaceutical Co. Ltd. (Japan)	5,200	228,670
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	11,500	71,244
Shionogi & Co. Ltd. (Japan)	106,800	5,561,453
Sihuan Pharmaceutical Holdings Group Ltd. (China)	3,574,000	1,068,741
Sino Biopharmaceutical Ltd. (Hong Kong)	3,284,000	6,526,596
Sumitomo Dainippon Pharma Co. Ltd. (Japan)(a)	21,900	365,850

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Supernus Pharmaceuticals, Inc.*	149,100	$6,828,780
Towa Pharmaceutical Co. Ltd. (Japan)	3,700	235,715
UCB SA (Belgium)	45,181	3,679,470
Zoetis, Inc.	786,100	65,647,211
Zogenix, Inc.*(a)	31,300	1,253,565

		464,497,330

Professional Services — 0.3%
AF AB (Sweden) (Class B Stock)	28,696	627,993
en-japan, Inc. (Japan)	3,900	221,773
Experian PLC (United Kingdom)	125,900	2,722,792
Hays PLC (United Kingdom)	2,258,788	5,975,441
Heidrick & Struggles International, Inc.	25,600	800,000
ICF International, Inc.	31,700	1,852,865
Insperity, Inc.	169,100	11,760,905
Intertrust NV (Netherlands), 144A	31,158	645,807
Kelly Services, Inc. (Class A Stock)	5,400	156,816
Kforce, Inc.	64,800	1,752,840
Korn/Ferry International	47,600	2,455,684
ManpowerGroup, Inc.	88,991	10,242,864
Meitec Corp. (Japan)	4,200	230,070
Nihon M&A Center, Inc. (Japan)	18,400	637,254
Pagegroup PLC (United Kingdom)	44,521	335,504
Randstad Holding NV (Netherlands)(a)	76,162	5,016,036
RELX NV (United Kingdom)	34,587	716,951
RELX PLC (United Kingdom)	30,652	629,647
RPX Corp.	51,800	553,742
TechnoPro Holdings, Inc. (Japan)	20,800	1,255,418
TrueBlue, Inc.*	63,900	1,655,010
Wolters Kluwer NV (Netherlands)	14,699	781,765

		51,027,177

Real Estate Management & Development — 0.8%
Aeon Mall Co. Ltd. (Japan)	15,500	326,000
Agile Group Holdings Ltd. (China)	480,000	1,001,002
Aldar Properties PJSC (United Arab Emirates)	1,447,041	840,103
Alony Hetz Properties & Investments Ltd. (Israel)	187,001	1,690,525
CBRE Group, Inc. (Class A Stock)*	769,300	36,326,346
China Overseas Land & Investment Ltd. (China)	462,000	1,620,137
China Resources Land Ltd. (China)	206,000	756,980
China Vanke Co. Ltd. (China) (Class H Stock)	149,000	686,091
CIFI Holdings Group Co. Ltd. (China)	408,000	360,444
CK Asset Holdings Ltd. (Hong Kong)	133,500	1,126,616
Country Garden Holdings Co. Ltd. (China)	1,040,000	2,171,322
Daiwa House Industry Co. Ltd. (Japan)	424,800	16,364,712
DAMAC Properties Dubai Co. PJSC (United Arab Emirates)	587,101	478,840
Deutsche EuroShop AG (Germany)	7,297	267,690
DIC Asset AG (Germany)	36,189	456,613
Emaar Properties PJSC (United Arab Emirates)	371,780	587,608
Entra ASA (Norway), 144A	18,014	245,913
Forestar Group, Inc.*(a)	12,221	258,474
Grainger PLC (United Kingdom)	62,864	254,870

A1154

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	344,800	$872,051
Hang Lung Group Ltd. (Hong Kong)	12,000	39,354
Hemfosa Fastigheter AB (Sweden)	130,333	1,583,274
Henderson Land Development Co. Ltd. (Hong Kong)	164,000	1,075,360
HFF, Inc. (Class A Stock)	65,900	3,275,230
Hongkong Land Holdings Ltd. (Hong Kong)	49,800	344,069
Hulic Co. Ltd. (Japan)	40,700	443,536
Hysan Development Co. Ltd. (Hong Kong)	46,000	244,115
Jones Lang LaSalle, Inc.	177,603	31,016,588
Kerry Properties Ltd. (Hong Kong)	2,426,500	10,972,601
LendLease Group (Australia)	79,727	1,068,901
Leopalace21 Corp. (Japan)	34,700	284,755
Marcus & Millichap, Inc.*	39,000	1,406,340
Mitsubishi Estate Co. Ltd. (Japan)	173,300	2,903,025
NEPI Rockcastle PLC (Romania)	10,468	102,008
New World Development Co. Ltd. (Hong Kong)	1,273,000	1,814,349
Nexity SA (France)	6,097	390,486
Nomura Real Estate Holdings, Inc. (Japan)	17,100	401,530
RMR Group, Inc. (The) (Class A Stock)	17,900	1,252,105
Shimao Property Holdings Ltd. (China)	306,000	877,636
Sino Land Co. Ltd. (Hong Kong)	152,000	246,369
Sino-Ocean Group Holding Ltd. (China)	2,857,500	2,092,397
SOHO China Ltd. (China)	150,000	79,009
Sumitomo Realty & Development Co. Ltd. (Japan)	55,000	2,055,164
Sun Hung Kai Properties Ltd. (Hong Kong)	105,000	1,666,662
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	59,500	602,532
Swire Properties Ltd. (Hong Kong)	76,000	267,306
Swiss Prime Site AG (Switzerland)*	9,591	928,170
Tokyo Tatemono Co. Ltd. (Japan)	27,500	416,269
Wharf Holdings Ltd. (The) (Hong Kong)	2,756,000	9,542,071
Wharf Real Estate Investment Co. Ltd. (Hong Kong)*	60,000	392,183
Wheelock & Co. Ltd. (Hong Kong)	75,000	550,129
Yanlord Land Group Ltd. (Singapore)	1,519,100	1,966,794

		146,992,654

Road & Rail — 0.7%
ArcBest Corp.	14,100	451,905
Avis Budget Group, Inc.*(a)	168,600	7,897,224
Central Japan Railway Co. (Japan)	111,100	21,202,620
Covenant Transportation Group, Inc. (Class A Stock)*(a)	33,100	987,373
DSV A/S (Denmark)	26,108	2,061,183
Hitachi Transport System Ltd. (Japan)	9,600	268,974
Landstar System, Inc.	142,200	15,592,230
Localiza Rent a Car SA (Brazil)	41,425	357,855
National Express Group PLC (United Kingdom)	642,629	3,483,997
Nobina AB (Sweden), 144A	91,471	591,557
Norfolk Southern Corp.	412,900	56,063,562
Old Dominion Freight Line, Inc.	226,500	33,288,705
Sankyu, Inc. (Japan)	7,200	358,257

		142,605,442

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc.*	272,100	$17,387,190
Advanced Semiconductor Engineering, Inc. (Taiwan)	186,000	271,367
Alpha & Omega Semiconductor Ltd.*	45,900	709,155
Amkor Technology, Inc.*	281,200	2,848,556
Applied Materials, Inc.	557,700	31,013,697
ASM Pacific Technology Ltd. (Hong Kong)	41,900	590,301
BE Semiconductor Industries NV (Netherlands)	105,759	10,848,804
Broadcom Ltd.	218,200	51,418,830
Cabot Microelectronics Corp.	55,200	5,912,472
Cypress Semiconductor Corp.(a)	1,415,500	24,006,880
Diodes, Inc.*	27,200	828,512
Disco Corp. (Japan)	18,900	4,039,750
Entegris, Inc.	202,000	7,029,600
First Solar, Inc.*	127,100	9,021,558
GCL-Poly Energy Holdings Ltd. (Hong Kong)*	7,256,000	906,790
Intel Corp.	1,080,300	56,262,024
MKS Instruments, Inc.	417,800	48,318,570
Nanya Technology Corp. (Taiwan)	385,000	1,233,576
Novatek Microelectronics Corp. (Taiwan)	15,000	68,584
NVIDIA Corp.	357,000	82,677,630
NXP Semiconductors NV (Netherlands)*	8,535	998,594
Phison Electronics Corp. (Taiwan)	60,000	629,485
Rudolph Technologies, Inc.*	20,800	576,160
SCREEN Holdings Co. Ltd. (Japan)	23,300	2,104,665
Silicon Laboratories, Inc.*	53,000	4,764,700
Siltronic AG (Germany)*	11,576	1,985,431
SK Hynix, Inc. (South Korea)	114,821	8,796,662
SMART Global Holdings, Inc.*	47,000	2,342,480
STMicroelectronics NV (Switzerland)	85,831	1,910,063
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	563,000	4,768,723
Teradyne, Inc.	637,300	29,130,983
Texas Instruments, Inc.	86,600	8,996,874
Tokyo Electron Ltd. (Japan)	112,500	20,811,501
Tokyo Seimitsu Co. Ltd. (Japan)	5,900	239,398
Ulvac, Inc. (Japan)	5,300	299,842
Versum Materials, Inc.	440,300	16,568,489
Xperi Corp.	55,000	1,163,250

		461,481,146

Software — 2.8%
ACI Worldwide, Inc.*	194,900	4,623,028
Activision Blizzard, Inc.	714,800	48,220,408
Adobe Systems, Inc.*	380,000	82,110,400
Altium Ltd. (Australia)	136,378	2,108,079
ANSYS, Inc.*	22,200	3,478,518
Aspen Technology, Inc.*	50,600	3,991,834
Capcom Co. Ltd. (Japan)	12,400	287,323
CDK Global, Inc.	260,800	16,519,072
CommVault Systems, Inc.*	40,100	2,293,720
Dell Technologies, Inc. (Class V Stock)*	345,600	25,301,376
Fair Isaac Corp.*	114,000	19,308,180
Fortinet, Inc.*	649,300	34,789,494
GungHo Online Entertainment, Inc. (Japan)(a)	276,000	910,605
Imperva, Inc.*	35,800	1,550,140

A1155

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Intuit, Inc.	271,900	$47,133,865
Konami Holdings Corp. (Japan)	13,900	707,884
Micro Focus International PLC (United Kingdom)	566,073	7,904,407
Microsoft Corp.	1,604,300	146,424,461
MicroStrategy, Inc. (Class A Stock)*	43,100	5,559,469
Monotype Imaging Holdings, Inc.	61,900	1,389,655
Nexon Co. Ltd. (Japan)*	571,800	9,694,118
Oracle Corp.	767,700	35,122,275
Paycom Software, Inc.*(a)	47,000	5,047,330
Paylocity Holding Corp.*	14,800	758,204
Pegasystems, Inc.	36,600	2,219,790
Progress Software Corp.	208,000	7,997,600
PTC, Inc.*	139,300	10,866,793
Qualys, Inc.*	62,000	4,510,500
RingCentral, Inc. (Class A Stock)*	20,500	1,301,750
SimCorp A/S (Denmark)	5,120	357,842
TiVo Corp.	218,400	2,959,320
Tyler Technologies, Inc.*	42,100	8,881,416
Ultimate Software Group, Inc. (The)*	25,700	6,263,090
Varonis Systems, Inc.*	46,500	2,813,250
Verint Systems, Inc.*	133,100	5,670,060

		559,075,256

Specialty Retail — 1.4%
American Eagle Outfitters, Inc.(a)	338,800	6,752,284
Arcland Sakamoto Co. Ltd. (Japan)	28,500	460,731
Asbury Automotive Group, Inc.*	62,100	4,191,750
AutoNation, Inc.*(a)	301,200	14,090,136
AutoZone, Inc.*	20,600	13,363,014
Bed Bath & Beyond, Inc.(a)	1,361,200	28,571,588
Burlington Stores, Inc.*	62,400	8,308,560
CECONOMY AG (Germany)	274,497	3,155,953
Chico’s FAS, Inc.	732,100	6,618,184
DCM Holdings Co. Ltd. (Japan)	23,600	240,148
Fast Retailing Co. Ltd. (Japan)	28,200	11,328,873
Five Below, Inc.*	8,900	652,726
Fnac Darty SA (France)*	58,362	6,245,789
Foot Locker, Inc.	419,900	19,122,246
Francesca’s Holdings Corp.*(a)	72,200	346,560
GameStop Corp. (Class A Stock)(a)	294,300	3,714,066
Gap, Inc. (The)(a)	798,800	24,922,560
Genesco, Inc.*(a)	69,900	2,837,940
Giordano International Ltd. (Hong Kong)	644,000	378,484
Group 1 Automotive, Inc.	34,100	2,228,094
Hibbett Sports, Inc.*(a)	105,600	2,529,120
Hikari Tsushin, Inc. (Japan)	2,900	467,788
Hotel Shilla Co. Ltd. (South Korea)	885	77,075
JUMBO SA (Greece)	20,422	365,362
Kingfisher PLC (United Kingdom)	438,552	1,799,068
Michaels Cos., Inc. (The)*	309,000	6,090,390
Mr. Price Group Ltd. (South Africa)	6,643	159,750
Office Depot, Inc.	1,415,000	3,042,250
Pets at Home Group PLC (United Kingdom)	97,226	230,422
RH*(a)	260,600	24,829,968
Ross Stores, Inc.	702,300	54,765,354
Sally Beauty Holdings, Inc.*(a)	671,200	11,041,240
Signet Jewelers Ltd.(a)	234,100	9,017,532
Sonic Automotive, Inc. (Class A Stock)(a)	41,700	790,215

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
T-Gaia Corp. (Japan)	38,700	$1,086,656
Tilly’s, Inc. (Class A Stock)	82,910	936,883
Urban Outfitters, Inc.*	71,100	2,627,856

		277,386,615

Technology Hardware, Storage & Peripherals — 1.7%
Acer, Inc. (Taiwan)*	82,000	68,996
Apple, Inc.	1,007,900	169,105,462
Asustek Computer, Inc. (Taiwan)	28,000	262,698
Brother Industries Ltd. (Japan)	53,600	1,242,847
Canon, Inc. (Japan)	656,300	23,809,453
Catcher Technology Co. Ltd. (Taiwan)	107,000	1,344,980
Compal Electronics, Inc. (Taiwan)	117,000	80,337
FUJIFILM Holdings Corp. (Japan)	284,700	11,369,119
Hewlett Packard Enterprise Co.	1,687,600	29,600,504
HP, Inc.	2,685,700	58,870,544
Inventec Corp. (Taiwan)	70,000	55,975
Konica Minolta, Inc. (Japan)	125,000	1,062,620
Micro-Star International Co. Ltd. (Taiwan)	18,000	61,125
NCR Corp.*(a)	212,200	6,688,544
Ricoh Co. Ltd. (Japan)	79,000	780,427
Samsung Electronics Co. Ltd. (South Korea)	2,706	6,322,505
Seiko Epson Corp. (Japan)	49,100	850,894
Western Digital Corp.	191,900	17,706,613
Wistron Corp. (Taiwan)	73,000	63,151

		329,346,794

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	6,687	1,626,932
Burberry Group PLC (United Kingdom)	31,876	759,810
Carter’s, Inc.	184,200	19,175,220
China Taifeng Beddings Holdings Ltd. (China)*^	242,000	—
Columbia Sportswear Co.	55,400	4,234,222
Hermes International (France)	1,485	880,237
Lululemon Athletica, Inc.*	149,200	13,296,704
LVMH Moet Hennessy Louis Vuitton SE (France)	96,138	29,627,186
Moncler SpA (Italy)	118,548	4,511,731
Movado Group, Inc.	19,500	748,800
Onward Holdings Co. Ltd. (Japan)	97,000	845,132
Oxford Industries, Inc.	31,500	2,348,640
PVH Corp.	162,000	24,531,660
Skechers U.S.A., Inc. (Class A Stock)*	1,086,300	42,246,207
Swatch Group AG (The) (Switzerland)	8,794	737,486
Titan Co. Ltd. (India)	94,176	1,367,499
Wolverine World Wide, Inc.	294,800	8,519,720

		155,457,186

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	76,769	3,662,353
Deutsche Pfandbriefbank AG (Germany), 144A	378,263	5,963,914
Federal Agricultural Mortgage Corp. (Class C Stock)	19,000	1,653,380
Flagstar Bancorp, Inc.*	78,600	2,782,440
Housing Development Finance Corp. Ltd. (India)	1,888	53,181

A1156

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
MGIC Investment Corp.*	546,100	$7,099,300
OneSavings Bank PLC (United Kingdom)	275,008	1,442,427
Radian Group, Inc.	119,000	2,265,760
Walker & Dunlop, Inc.	42,900	2,549,118

		27,471,873

Tobacco — 0.6%
Altria Group, Inc.	1,178,600	73,450,352
British American Tobacco PLC (United Kingdom)	93,506	5,405,277
Gudang Garam Tbk PT (Indonesia)	106,400	561,865
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	2,014,900	584,994
Imperial Brands PLC (United Kingdom)	142,394	4,848,434
Japan Tobacco, Inc. (Japan)	146,200	4,176,498
KT&G Corp. (South Korea)	7,825	736,057
Scandinavian Tobacco Group A/S (Denmark), 144A	94,564	1,668,565
Swedish Match AB (Sweden)	409,046	18,537,034

		109,969,076

Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)*	11,900	603,567
Applied Industrial Technologies, Inc.	88,000	6,415,200
Beacon Roofing Supply, Inc.*	14,100	748,287
BMC Stock Holdings, Inc.*	165,500	3,235,525
Ferguson PLC (Switzerland)	35,402	2,662,573
Foundation Building Materials, Inc.*	58,600	873,726
GMS, Inc.*	73,600	2,249,216
ITOCHU Corp. (Japan)(a)	1,329,800	25,967,236
Marubeni Corp. (Japan)	3,490,300	25,488,035
MISUMI Group, Inc. (Japan)	52,100	1,442,943
Mitsubishi Corp. (Japan)	346,200	9,319,378
Mitsui & Co. Ltd. (Japan)	282,700	4,864,664
MSC Industrial Direct Co., Inc. (Class A Stock)	118,500	10,867,635
SK Networks Co. Ltd. (South Korea)	68,828	375,576
Sojitz Corp. (Japan)	193,600	617,517
Sumitomo Corp. (Japan)	209,800	3,514,681
Titan Machinery, Inc.*	29,100	685,596
Toyota Tsusho Corp. (Japan)	28,900	976,661
Veritiv Corp.*	41,500	1,626,800
WESCO International, Inc.*	174,100	10,802,905

		113,337,721

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	18,035	404,308
Aena SME SA (Spain), 144A	17,152	3,458,593
Airports of Thailand PCL (Thailand)	635,600	1,345,491
Atlantia SpA (Italy)	273,533	8,475,802
Auckland International Airport Ltd. (New Zealand)	126,502	561,341
Enav SpA (Italy), 144A	282,543	1,508,289
Fraport AG Frankfurt Airport Services Worldwide (Germany)	42,478	4,192,251
Grupo Aeroportuario del Pacifico SAB de CV
(Mexico) (Class B Stock)	10,100	99,794
TAV Havalimanlari Holding A/S (Turkey)	357,675	2,154,700

		22,200,569

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities — 0.0%
California Water Service Group	12,800	$476,800
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	9,500	101,145
Pennon Group PLC (United Kingdom)	58,394	527,917
Severn Trent PLC (United Kingdom)	33,241	860,560
SJW Group	32,100	1,691,991

		3,658,413

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock)	1,321,100	1,253,519
China Mobile Ltd. (China)	71,000	650,743
Globe Telecom, Inc. (Philippines)	2,840	88,510
Mobile TeleSystems PJSC (Russia), ADR	27,500	313,225
NTT DOCOMO, Inc. (Japan)	79,600	2,029,278
Shenandoah Telecommunications Co.	58,700	2,113,200
Sistema PJSC FC (Russia), GDR	36,705	148,288
SK Telecom Co. Ltd. (South Korea)	12,813	2,778,329
Telephone & Data Systems, Inc.(a)	412,200	11,553,966
TIM Participacoes SA (Brazil)	23,000	100,180
Turkcell Iletisim Hizmetleri A/S (Turkey)	28,839	110,510
Vodafone Group PLC (United Kingdom)	9,038,289	24,728,982

		45,868,730

TOTAL COMMON STOCKS
(cost $11,416,941,118)		12,602,677,374

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	8,415	789,658
Volkswagen AG (Germany) (PRFC)	111,434	22,210,372

		23,000,030

Banks — 0.0%
Itau Unibanco Holding SA (Brazil) (PRFC)	163,960	2,564,599

Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)	32,206	158,049

Capital Markets — 0.0%
State Street Corp. 5.350%	60,000	1,607,400

Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)	208	42,341

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	3,158	40,237

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	12,300	188,852

Electric Utilities — 0.0%
Cia Paranaense de Energia (Brazil) (PRFC B)	35,100	276,105

Health Care Equipment & Supplies — 0.0%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	2,370	225,263

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	48,264	6,344,457

Metals & Mining — 0.0%
Vedanta Ltd. (India) 7.500%	16,588	2,530

A1157

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Oil, Gas & Consumable Fuels — 0.0%
Surgutneftegas OJSC (Russia) (PRFC)	3,297,600	$1,705,447
Transneft PJSC (Russia) (PRFC)	337	1,040,189

		2,745,636

Personal Products — 0.0%
Amorepacific Corp. (South Korea) (PRFC)	249	37,495
LG Household & Health Care Ltd. (South Korea) (PRFC)	58	38,264

		75,759

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	886	1,703,719

TOTAL PREFERRED STOCKS (cost $31,053,083)		38,974,977

	Units
RIGHTS* — 0.0%
Construction & Engineering — 0.0%
Galliford Try PLC (United Kingdom)*	18,995	74,621

Equity Real Estate Investment Trusts (REITs) — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA (Italy)*	147,211	156,610

TOTAL RIGHTS (cost $(2))		231,231

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF	355,046	24,739,605
iShares MSCI EAFE Small-Cap ETF(a)	145,000	9,452,549
iShares MSCI Emerging Markets ETF	27,000	1,303,560

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS
(cost $34,364,372)		35,495,714

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.6%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2013-5, Class C
2.290%	11/08/19	311	311,253
Series 2016-4, Class C
2.410%	07/08/22	2,100	2,065,219
Series 2017-3, Class C
2.690%	06/19/23	3,770	3,718,231
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A
2.500%	07/20/21	8,800	8,704,584
Series 2015-2A, Class A, 144A
2.630%	12/20/21	5,200	5,151,433
Series 2016-1A, Class A, 144A
2.990%	06/20/22	3,900	3,878,553

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2015-2, Class A, 144A
2.440%	01/15/27	3,200	$3,172,928
Series 2016-1, Class A, 144A
2.310%	08/15/27	5,200	5,118,897
Hertz Vehicle Financing II LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	1,000	989,817
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	800	793,795
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class A, 144A
2.160%	10/15/20	6,653	6,616,848
Series 2017-1A, Class B, 144A
2.880%	06/15/21	2,300	2,272,975
Santander Drive Auto Receivables Trust,
Series 2014-2, Class C
2.330%	11/15/19	445	445,391
Series 2014-3, Class C
2.130%	08/17/20	188	188,278

			43,428,202

Collateralized Loan Obligations — 3.6%
A Voce CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.160%, 144A
2.882%(c)	07/15/26	3,250	3,249,842
ALM Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 3 Month LIBOR + 1.490%, 144A
3.212%(c)	10/15/28	7,750	7,779,555
Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A
2.772%(c)	04/16/27	10,000	10,007,521
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A
3.002%(c)	07/15/29	4,500	4,523,668
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
2.982%(c)	07/16/29	20,750	20,849,214
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A
3.067%(c)	04/23/31	7,500	7,499,999
Battalion CLO Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 3 Month LIBOR + 1.140%, 144A
2.885%(c)	10/22/25	5,601	5,601,905
Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A
3.074%(c)	07/18/30	11,750	11,822,533
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 3 Month LIBOR + 1.620%, 144A
3.365%(c)	01/20/28	21,250	21,273,124

A1158

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
2.972%(c)	07/15/29	10,750	$10,805,128
Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A
2.597%(c)	10/15/30	13,750	13,818,974
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A
3.052%(c)	04/13/27	1,500	1,500,619
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class AR, 3 Month LIBOR + 1.450%, 144A
3.195%(c)	01/20/29	7,500	7,538,525
Series 2014-1A, Class A1R2, 144A
3.017%	04/17/31	16,000	16,000,000
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 3 Month LIBOR + 1.230%, 144A
2.975%(c)	04/20/31	10,500	10,535,237
Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A
2.965%(c)	07/20/31	7,750	7,790,936
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A
3.134%(c)	10/18/26	500	501,442
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A
3.272%(c)	04/24/31	25,000	25,000,000
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A
2.922%(c)	07/15/26	2,000	1,999,883
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 3 Month LIBOR + 1.450%, 144A
3.172%(c)	07/15/26	3,750	3,752,594
Elevation CLO Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A
2.902%(c)	10/15/26	3,250	3,255,667
Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A
3.284%(c)	04/18/27	3,750	3,777,717
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A
2.777%(c)	04/15/31	25,000	25,024,075
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.325%(c)	04/26/31	14,000	14,000,000
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A
3.322%(c)	04/25/31	20,000	20,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A
2.597%(c)	10/23/29	10,000	$10,058,429
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 3 Month LIBOR + 1.500%, 144A
3.245%(c)	07/20/27	5,500	5,521,597
JMP Credit Advisors CLO IV Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.370%, 144A
3.101%(c)	07/17/29	4,250	4,264,290
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A
3.139%(c)	05/15/26	2,500	2,502,826
Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A
2.902%(c)	07/15/26	12,000	12,024,236
Series 2014-3A, Class AR, 3 Month LIBOR + 1.200%, 144A
2.922%(c)	10/15/26	7,500	7,513,755
Mariner CLO Ltd. (Cayman Islands),
Series 2018-5A, Class A, 3 Month LIBOR + 1.110%, 144A
3.324%(c)	04/25/31	30,000	29,994,855
Midocean Credit CLO (Cayman Islands),
Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.036%(c)	02/20/31	15,000	15,024,248
Mill Creek CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.750%, 144A
3.495%(c)	04/20/28	6,500	6,617,476
Mountain View CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A
3.075%(c)	01/16/31	15,000	15,051,725
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
2.572%(c)	01/15/28	9,000	8,998,441
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A
2.982%(c)	07/15/30	11,000	11,119,558
OZLM Funding Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 3 Month LIBOR + 1.440%, 144A
3.207%(c)	10/30/27	6,750	6,751,098
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.017%(c)	10/30/30	12,750	12,825,050
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A
3.192%(c)	05/21/29	20,250	20,355,160
Regatta Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 3 Month LIBOR + 1.520%, 144A
3.722%(c)	12/20/28	4,250	4,274,447
Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A
2.619%(c)	10/17/30	7,500	7,569,814

A1159

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Romark CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.342%(c)	04/20/31	15,000	$15,000,000
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A
2.985%(c)	07/20/30	12,000	12,057,720
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
3.395%(c)	07/20/28	7,000	7,029,030
Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A
3.405%(c)	10/20/28	9,250	9,297,337
Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A
3.025%(c)	07/25/30	10,000	10,069,408
Series 2017-3A, Class A1B, 3 Month LIBOR + 1.220%, 144A
2.580%(c)	10/20/30	13,250	13,330,368
Telos CLO (Cayman Islands),
Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A
3.031%(c)	07/17/26	25,000	25,010,703
Telos CLO Ltd. (Cayman Islands),
Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A
2.971%(c)	01/17/30	11,500	11,576,258
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A
3.272%(c)	01/15/29	2,750	2,764,140
Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A
2.952%(c)	07/15/29	10,500	10,536,900
Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A
2.871%(c)	01/20/31	8,000	8,012,135
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-4A, Class A, 3 Month LIBOR + 1.750%, 144A
3.484%(c)	04/18/28	13,750	13,757,549
Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A
3.445%(c)	10/25/28	10,500	10,516,719
Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A
3.065%(c)	07/25/29	16,250	16,346,857
Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A
2.908%(c)	01/25/31	9,000	9,056,059
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 1.120%, 144A
2.842%(c)	07/15/25	3,411	3,410,827
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A
3.115%(c)	04/25/31	12,500	12,500,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 3 Month LIBOR + 1.650%, 144A
3.395%(c)	10/20/28	7,500	7,533,830
Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A
3.065%(c)	04/20/29	9,000	9,044,921

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A
2.626%(c)	10/20/29	12,750	$12,775,333
West CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 3 Month LIBOR + 1.160%, 144A
2.953%(c)	11/07/25	2,279	2,279,616
Series 2014-1A, Class A1R, 3 Month LIBOR + 0.920%, 144A
2.654%(c)	07/18/26	16,000	15,996,664
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A
3.092%(c)	07/15/29	13,500	13,587,472
Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A
3.012%(c)	04/15/30	7,000	7,092,695
Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A
3.075%(c)	04/15/29	20,000	20,000,000

			716,957,704

Consumer Loans — 0.6%
Lendmark Funding Trust,
Series 2017-2A, Class A, 144A
2.800%	05/20/26	8,300	8,253,572
Mariner Finance Issuance Trust,
Series 2017-BA, Class A, 144A
2.920%	12/20/29	12,600	12,449,000
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	11,850	11,875,455
Series 2015-2A, Class A, 144A
2.570%	07/18/25	2,163	2,160,218
Series 2016-1A, Class A, 144A
3.660%	02/20/29	15,350	15,492,456
Series 2016-2A, Class A, 144A
4.100%	03/20/28	3,292	3,315,108
Series 2017-1A, Class B, 144A
2.790%	09/14/32	2,500	2,440,359
Oportun Funding LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	4,500	4,441,548
Series 2017-B, Class A, 144A
3.220%	10/10/23	12,600	12,452,730
Series 2018-A, Class A, 144A
3.610%	03/08/24	4,930	4,931,107
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	12,830	12,811,715
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	26,158	26,181,427

			116,804,695

Credit Cards — 0.2%
Chase Issuance Trust,
Series 2016-A1, Class A, 1 Month LIBOR + 0.410%
2.187%(c)	05/17/21	9,400	9,426,320

A1160

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Credit Cards (cont’d.)
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	10,900	$10,723,900
Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%
2.377%(c)	12/15/26	15,300	15,431,315

			35,581,535

Home Equity Loans — 0.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080%
2.952%(c)	10/25/34	2,681	2,727,650
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1, 1 Month LIBOR + 1.020%
2.892%(c)	04/25/34	3,881	3,847,469
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-AR1, Class M3, 1 Month LIBOR + 4.500%
5.777%(c)	01/25/33	2,433	2,445,003
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W5, Class AV2, 1 Month LIBOR + 0.760%
2.632%(c)	10/25/33	958	946,604
Series 2003-W7, Class A2, 1 Month LIBOR + 0.780%
2.652%(c)	03/25/34	1,929	1,924,324
Series 2003-W7, Class M1, 1 Month LIBOR + 1.040%
2.907%(c)	03/25/34	775	777,360
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%
2.952%(c)	01/25/34	1,351	1,324,258
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2, 1 Month LIBOR + 3.530%
5.302%(c)	01/15/33	133	133,963
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.980%
2.847%(c)	10/25/34	4,795	4,850,576
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.750%
2.622%(c)	03/25/35	2,794	2,804,959
CDC Mortgage Capital Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.350%
3.222%(c)	08/25/33	2,909	2,899,250
Series 2003-HE4, Class M1, 1 Month LIBOR + 0.980%
2.847%(c)	03/25/34	922	907,416
Home Equity Asset Trust,
Series 2002-1, Class M1, 1 Month LIBOR + 1.320%
3.192%(c)	11/25/32	1,226	1,223,646
Series 2002-5, Class M1, 1 Month LIBOR + 1.700%
3.572%(c)	05/25/33	2,430	2,418,074
Series 2003-8, Class M1, 1 Month LIBOR + 1.080%
2.952%(c)	04/25/34	792	798,456
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A
3.398%(c)	01/28/70	3,712	3,785,932
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.720%
2.592%(c)	07/25/34	249	248,576
Series 2004-HE2, Class A1A, 1 Month LIBOR + 0.800%
2.672%(c)	08/25/35	811	770,128
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1, 1 Month LIBOR + 1.020%
2.892%(c)	10/25/33	909	909,088
Series 2003-NC7, Class M1, 1 Month LIBOR + 1.050%
2.922%(c)	06/25/33	664	656,381

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%
2.832%(c)	09/25/34	4,863	$4,913,486
Series 2005-HE2, Class M1, 1 Month LIBOR + 0.600%
2.472%(c)	01/25/35	1,661	1,653,159
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.710%
2.577%(c)	08/25/35	1,745	1,751,091
New Residential Mortgage Trust,
Series 2018-1A, Class A1A, 144A
4.000%(cc)	12/25/57	8,502	8,643,272
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-4, Class A2, 1 Month LIBOR + 0.640%
2.512%(c)	07/25/33	1,037	1,026,583
Series 2003-6, Class A2, 1 Month LIBOR + 0.660%
2.532%(c)	11/25/33	1,637	1,594,343
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.770%
2.637%(c)	02/25/35	1,336	1,321,661
Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust,
Series 2005-1, Class M4, 1 Month LIBOR + 0.920%
2.787%(c)	04/25/35	3,140	3,153,243
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3, Class M4, 1 Month LIBOR + 0.890%
2.757%(c)	11/25/35	1,052	1,058,701

			61,514,652

Residential Mortgage-Backed Securities — 0.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1, 1 Month LIBOR + 0.600%
2.472%(c)	08/25/35	488	489,403
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
4.519%(cc)	03/25/44	1,037	1,034,530
Chase Funding Trust,
Series 2003-1, Class 2A2, 1 Month LIBOR + 0.660%
2.532%(c)	11/25/32	675	665,506
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3, 1 Month LIBOR + 1.450%, 144A
3.322%(c)	10/25/37	4,222	4,242,750
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB5, Class M1, 1 Month LIBOR + 0.920%
2.787%(c)	01/25/34	2,668	2,683,066
CSMC Trust,
Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A
4.814%(c)	12/26/46	9,790	10,104,814
Series 2017-6R, Class A1
3.214%(cc)	03/06/47	7,980	8,027,988
Series 2018-3R, 144A
3.071%	12/25/46	9,690	9,690,000
GSAMP Trust,
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.980%
2.847%(c)	09/25/34	5,083	5,133,464
Merrill Lynch Mortgage Investors Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.750%
2.622%(c)	09/25/35	1,611	1,598,593

A1161

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2, Class M2, 1 Month LIBOR + 0.690%
2.562%(c)	05/25/35		6,528	$6,545,217
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1, 1 Month LIBOR + 0.460%
2.332%(c)	09/25/35		5,972	5,976,404
Series 2005-5, Class AF4
4.136%(cc)	11/25/35		2,189	2,186,317
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	01/25/34		1,339	1,337,278
Series 2004-BC4, Class A2C, 1 Month LIBOR + 0.980%
2.852%(c)	10/25/35		7,210	7,070,836
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1, 1 Month LIBOR + 1.130%
2.997%(c)	04/25/33		2,437	2,392,694
Towd Point Mortgage Funding,
Series 2017-A11, Class A1
1.403%(cc)	05/20/45		10,895	15,339,003
Towd Point Mortgage Trust,
Series 2015-2, Class 1M2, 144A
3.570%(cc)	11/25/60		4,000	4,176,526
Series 2017-4, Class A1, 144A
2.750%(cc)	06/25/57		8,180	8,060,815
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57		18,417	18,148,107
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47		830	828,670
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%	06/25/47		879	874,791

				116,606,772

Student Loans — 0.1%
Commonbond Student Loan Trust,
Series 2017-AGS, Class A2, 1 Month LIBOR + 0.850%, 144A
2.722%(c)	05/25/41		5,550	5,592,028
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 1 Month LIBOR + 1.000%, 144A
2.872%(c)	01/25/41		2,977	3,010,041
Series 2017-A, Class A2, 144A
2.650%	01/25/41		6,724	6,593,704

				15,195,773

TOTAL ASSET-BACKED SECURITIES (cost $1,098,897,799)				1,106,089,333

BANK LOANS — 0.1%
Consumer Cyclical – Services — 0.0%
Obol France 3 SAS
Facility B, 1 Month LIBOR + 3.750%
3.500%	04/11/23	EUR	1,205	1,484,529

Healthcare & Pharmaceutical — 0.0%
Avantor, Inc.,
Initial Euro Term Loan, 1 Month EURIBOR + 4.250%
4.250%	11/21/24	EUR	1,372	1,691,016

Interest Rate	Maturity Date			Principal Amount (000)#	Value
BANK LOANS (Continued)
Internet Software & Services — 0.0%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
6.380%	09/30/24			7,487	$7,556,633

Retail — 0.1%
EG AMER LLC,
Term Loan
— %(p)	02/01/26			2,605	2,598,488
Euro Garages, Ltd.
Term Loan
— %(p)	02/28/25		EUR	1,514	1,850,549
— %(p)	02/28/25		EUR	1,340	1,868,736
— %(p)	02/28/25		EUR	997	1,218,925
— %(p)	02/28/25		EUR	453	554,057
— %(p)	03/31/26	^	EUR	1,465	1,793,598

					9,884,353

TOTAL BANK LOANS (cost $20,649,505)					20,616,531

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
BANK,
Series 2017-BNK4, Class A3
3.362%	05/15/50			13,400	13,225,856
Series 2017-BNK5, Class A3
3.020%	06/15/60			24,420	23,981,993
Series 2017-BNK7, Class A4
3.175%	09/15/60			34,400	33,500,127
CD Mortgage Trust,
Series 2017-CD5, Class A3
3.171%	08/15/50			16,000	15,547,973
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class A2
2.950%	11/10/49			17,000	16,180,585
Series 2017-C8, Class A3
3.305%	06/15/50			19,400	18,954,376
CGMS Commercial Mortgage Trust,
Series 2017-B1, Class A3
3.197%	08/15/50			22,300	21,690,771
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47			3,850	3,899,904
Series 2015-GC31, Class A3
3.497%	06/10/48			8,000	8,033,736
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47			6,000	5,987,471
Series 2014-UBS2, Class A5
3.961%	03/10/47			5,578	5,759,228
Series 2014-UBS4, Class A3
3.430%	08/10/47			5,900	5,918,923
Series 2014-UBS6, Class A4
3.378%	12/10/47			1,600	1,600,582
Series 2015-CR25, Class A3
3.505%	08/10/48			16,000	16,013,389
Series 2015-CR26, Class A3
3.359%	10/10/48			3,000	2,975,820
Series 2015-CR26, Class A4

A1162

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.630%	10/10/48	10,000	$10,080,127
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	19,837,386
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	4,914,771
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	6,998,441
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	20,009,320
Series 2016-COR1, Class A3
2.826%	10/10/49	11,000	10,518,473
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	7,871,277
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	6,974,918
Series 2017-CX10, Class A4
3.191%	11/15/50	13,000	12,600,991
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	09/10/49	10,900	10,224,352
Fannie Mae-Aces,
Series 2015-M8, Class AB2
2.829%(cc)	01/25/25	5,072	4,962,077
Series 2015-M17, Class A2
2.938%(cc)	11/25/25	9,500	9,408,580
Series 2017-M1, Class A2
2.417%(cc)	10/25/26	13,826	13,055,939
Series 2017-M4, Class A2
2.597%(cc)	12/25/26	25,500	24,338,207
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class AM
3.327%(cc)	03/25/27	21,800	21,862,562
Series K070, Class A2
3.303%(cc)	11/25/27	14,300	14,365,411
Series K072, Class A2
3.444%	12/25/27	7,100	7,196,689
Series K008, Class X1, IO
1.530%(cc)	06/25/20	11,303	309,377
Series K025, Class X1, IO
0.866%(cc)	10/25/22	12,708	410,141
Series K050, Class A2
3.334%(cc)	08/25/25	4,000	4,060,615
Series K052, Class X1, IO
0.672%(cc)	11/25/25	109,344	4,532,289
Series K055, Class X1, IO
1.367%(cc)	03/25/26	32,453	2,911,058
Series K057, Class X1, IO
1.193%(cc)	07/25/26	35,207	2,847,680
Series K058, Class X1, IO
0.930%(cc)	08/25/26	204,539	13,357,033
GS Mortgage Securities Corp.,
Series 2015-GC30, Class A4
3.382%	05/10/50	13,320	13,269,584
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	7,762,187
Series 2015-GC34, Class A3

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.244%	10/10/48	8,300	$8,171,294
Series 2015-GS1, Class A2
3.470%	11/10/48	20,000	20,053,156
Series 2017-GS6, Class A2
3.164%	05/10/50	15,500	15,086,689
Series 2017-GS7, Class AAB
3.203%	08/10/50	10,332	10,199,418
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	1,547	1,547,316
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,351,620
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	3,934,316
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,009,615
Series 2015-C28, Class A2
2.773%	10/15/48	1,850	1,845,273
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,645,080
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A4
3.224%	07/15/50	19,500	19,028,081
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	5,297	5,174,096
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	10,350	10,232,464
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	11,236,262
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	6,801,862
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	27,639,304
Series 2017-C33, Class A4
3.337%	05/15/50	50,000	49,183,665
Morgan Stanley Capital I Trust,
Series 2017-H1, Class A4
3.259%	06/15/50	25,000	24,497,575
Series 2017-H1, Class XB, IO
0.733%(cc)	06/15/50	175,741	9,926,889
UBS Commercial Mortgage Trust,
Series 2017-C3, Class ASB
3.215%	08/15/50	15,001	14,969,370
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,300	6,246,492
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A2
2.399%	08/15/49	19,500	17,998,065
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	11,739,054
Series 2017-C41, Class A3
3.210%	11/15/50	25,000	24,340,988
Series 2013-LC12, Class A4
4.218%(cc)	07/15/46	10,000	10,425,791

A1163

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	$1,432,083
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	4,834,314
Series 2015-NXS1, Class A4
2.874%	05/15/48	7,500	7,298,984
Series 2015-NXS4, Class A3
3.452%	12/15/48	16,700	16,777,982
Series 2016-BNK1, Class XB, IO
1.341%(cc)	08/15/49	34,818	3,306,807
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,107,657
Series 2016-LC24, Class A3
2.684%	10/15/49	14,500	13,634,910
Series 2017-C38, Class A4
3.190%	07/15/50	17,500	17,032,764
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,850	2,786,745

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $870,358,001)			848,446,200

CORPORATE BONDS — 9.0%
Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	420	422,466
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20	4,395	4,354,815
3.100%	01/15/23	2,220	2,206,620
3.550%	01/15/26	2,540	2,518,810
4.090%	09/15/52	1,550	1,503,157
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24	4,800	4,665,570

			15,671,438

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46	1,650	1,541,589
4.000%	01/31/24	1,200	1,226,285
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	14,235	13,724,305
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.625%	02/21/19	3,510	3,474,876

			19,967,055

Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,222	1,308,018

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24			699	$772,607
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20			6,935	6,889,812
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20			2,440	2,414,364
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29			1,707	1,670,029
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27			2,202	2,197,312

					15,252,142

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A

3.500%	06/15/24		EUR	1,180	1,523,309

Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43			7,050	6,429,047
5.291%	12/08/46			175	171,132
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	(a)		4,820	4,791,436
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			6,070	6,334,135
5.150%	04/01/38			790	787,463
6.250%	10/02/43			2,005	2,202,090
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	(a)		1,805	1,804,238
3.200%	07/06/21			4,470	4,431,311
3.700%	11/24/20			15,120	15,257,007
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 144A
2.850%	01/15/21			10,420	10,317,865
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19			1,430	1,438,923

					53,964,647

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26			1,040	982,799
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23	(a)		570	573,563
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A
3.250%	09/15/23		EUR	2,060	2,605,702

A1164

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A
4.750%	09/15/26		530	$510,788
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25		1,770	1,870,234
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/15/24		4,190	4,233,585

				10,776,671

Banks — 2.5%
Agence Francaise de Developpement (France),
Sr. Unsec’d. Notes
1.625%	01/21/20		7,000	6,880,523
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%	12/29/49		735	780,938
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		1,000	969,115
3.500%	04/11/22		2,600	2,588,052
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, MTN
1.125%	05/25/18		3,000	2,996,363
Bank of America Corp.,
Jr. Sub. Notes
5.125%	12/29/49	(a)	1,630	1,648,745
5.200%	12/29/49	(a)	1,260	1,257,101
6.300%	12/29/49		1,700	1,823,249
6.500%	12/29/49		420	451,541
Sr. Unsec’d. Notes, 144A
3.004%	12/20/23		4,037	3,959,721
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,000	3,988,309
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24		1,380	1,410,164
4.443%	01/20/48		14,230	14,855,406
5.000%	01/21/44		1,665	1,869,286
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.870%
3.178%(c)	04/01/19		4,960	4,990,802
Sub. Notes
6.110%	01/29/37		3,080	3,705,754
Sub. Notes, MTN
3.950%	04/21/25		17,905	17,747,137
4.000%	01/22/25		6,157	6,144,888
Bank of America NA,
Sr. Unsec’d. Notes
2.050%	12/07/18		8,000	7,977,313
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%	12/29/49		8,595	8,358,638
Barclays Bank PLC (United Kingdom),
Sub. Notes, 144A
10.179%	06/12/21		6,700	7,864,438
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.200%	08/10/21		1,960	1,936,611
3.650%	03/16/25		1,310	1,261,961

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.375%	01/12/26		3,575	$3,578,707
4.950%	01/10/47		2,470	2,533,354
Sub. Notes
5.200%	05/12/26		1,280	1,290,295
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	06/29/20		6,015	5,964,612
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%(Cap
N/A, Floor 0.000%)
2.695%(c)	06/15/20		3,425	3,439,467
BBVA Banco Continental SA (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,680	1,676,387
BNP Paribas SA (France),
Sub. Notes, 144A
4.625%	03/13/27		1,070	1,087,084
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		2,575	2,477,351
2.350%	01/31/20		1,945	1,913,495
2.950%	07/23/21		2,000	1,970,441
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.770%
2.854%(c)	09/13/19		1,585	1,591,483
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	(a)	1,590	1,627,763
5.000%	08/01/23		500	511,725
Citigroup, Inc.,
Jr. Sub. Notes
5.350%	12/29/49	(a)	670	665,813
5.900%	12/29/49	(a)	2,500	2,578,125
5.950%	12/29/49	(a)	10,570	10,953,268
5.950%	12/29/49	(a)	8,500	8,738,000
Sr. Unsec’d. Notes
2.050%	12/07/18		8,050	8,019,936
2.150%	07/30/18		2,935	2,930,235
2.700%	03/30/21		7,415	7,309,205
2.750%	04/25/22		2,655	2,586,267
3.200%	10/21/26		1,240	1,178,751
3.700%	01/12/26		2,365	2,335,462
4.281%	04/24/48		1,300	1,315,524
5.875%	01/30/42		1,150	1,417,543
8.125%	07/15/39		2,645	4,005,337
Sub. Notes
3.875%	03/26/25		4,735	4,685,586
4.450%	09/29/27		6,010	6,081,142
4.750%	05/18/46		180	182,906
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.300%	12/03/18		7,390	7,364,522
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.640%, 144A
2.433%(c)	11/07/19		1,330	1,337,767
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/06/21		2,000	1,923,340
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22		2,595	2,622,251
Gtd. Notes, MTN

A1165

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.875%	02/08/22	750	$764,749
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18	4,295	4,293,497
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20	1,331	1,323,589
3.450%	04/16/21	2,280	2,279,568
3.750%	03/26/25	600	585,993
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
2.605%(c)	09/06/19	6,825	6,852,033
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	3,640	3,597,768
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	1,400	1,353,113
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20	3,500	3,455,095
Gov’t. Liquid Gtd. Notes, 144A
1.875%	09/15/21	4,000	3,868,108
2.250%	02/18/20	500	496,300
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,300	3,117,518
4.200%	08/08/23(a)	2,675	2,728,549
Fifth Third Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%
2.882%(c)	09/27/19	1,550	1,556,981
Goldman Sachs Group, Inc (The),
Sr. Unsec’d. Notes
3.814%	04/23/29	2,890	2,832,994
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.000%	12/29/49(a)	5,000	4,862,500
5.375%	12/29/49	3,765	3,865,074
Sr. Unsec’d. Notes
2.875%	02/25/21	1,151	1,139,228
3.625%	01/22/23	1,000	1,003,453
3.750%	02/25/26	660	648,476
3.850%	01/26/27	4,340	4,285,383
5.750%	01/24/22	875	946,799
6.250%	02/01/41	4,155	5,268,621
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.770%
3.714%(c)	02/25/21	2,920	3,021,492
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	2,000	2,085,400
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20	1,600	1,693,095
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.600%
3.584%(c)	11/29/23	2,320	2,392,497
Sub. Notes
5.150%	05/22/45	6,510	7,006,509
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	3,560	3,686,063

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.875%	12/29/49	535	$565,094
Sr. Unsec’d. Notes
3.600%	05/25/23	885	884,494
4.000%	03/30/22	4,995	5,115,944
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.500%
3.196%(c)	01/05/22	2,735	2,816,559
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18(a)	1,825	1,824,687
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21	1,000	987,902
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%	12/29/49(a)	5,000	5,044,500
5.150%	12/29/49	3,500	3,496,850
5.300%	12/29/49	3,505	3,599,635
6.125%	12/29/49	750	785,625
7.900%	12/29/49	1,650	1,658,415
Sr. Unsec’d. Notes
2.700%	05/18/23	8,885	8,572,021
2.950%	10/01/26	4,420	4,159,270
2.972%	01/15/23	2,010	1,971,540
3.509%	01/23/29(a)	885	859,071
3.782%	02/01/28	14,000	13,915,982
3.900%	07/15/25	4,000	4,032,446
4.260%	02/22/48	8,050	8,098,487
Sub. Notes
4.250%	10/01/27(a)	2,580	2,611,570
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, MTN, 144A
5.800%	01/13/20	2,500	2,619,419
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%	11/07/23	1,000	964,027
M&T Bank Corp.,
Jr. Sub. Notes
5.125%	12/29/49	6,990	6,972,525
Morgan Stanley,
Jr. Sub. Notes
5.450%	12/29/49	1,175	1,196,174
Sr. Unsec’d. Notes
4.375%	01/22/47	3,545	3,627,699
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	7,295	7,372,269
3.772%	01/24/29	1,970	1,939,508
3.875%	01/27/26	11,949	11,938,613
5.500%	01/26/20	2,660	2,776,229
5.500%	07/28/21	3,225	3,444,484
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	3,390	3,309,745
3.971%	07/22/38	8,480	8,284,388
Sub. Notes, MTN
4.100%	05/22/23(a)	11,000	11,147,985
PNC Bank NA,
Sr. Unsec’d. Notes
2.550%	12/09/21	1,225	1,196,079

A1166

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.850%	07/20/18(a)	1,530	$1,527,457
Sub. Notes
4.200%	11/01/25	2,005	2,071,037
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18	3,785	3,778,177
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	10,920	10,784,163
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.850%
2.794%(c)	08/24/18	1,500	1,503,712
Societe Generale SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	01/12/22	2,710	2,680,078
State Street Corp.,
Jr. Sub. Notes
5.250%	12/29/49	1,975	2,024,375
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,695	1,690,613
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	1,715	1,711,532
2.700%	01/27/22	1,255	1,227,373
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, GMTN
2.400%	10/01/20	3,050	2,997,371
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	2,725	2,690,754
U.S. Bancorp,
Jr. Sub. Notes
5.125%	12/29/49	1,979	2,033,423
5.300%	12/29/49	5,785	5,915,163
U.S. Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%
2.061%(c)	01/24/20	2,380	2,380,874
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19	475	471,526
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%	08/15/23	4,080	3,943,879
3.000%	04/15/21	5,000	4,947,202
4.253%	03/23/28(a)	4,355	4,383,888
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/86	1,815	1,960,200

			492,881,677

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	3,090	3,065,799
3.300%	02/01/23(a)	4,015	4,017,951
4.700%	02/01/36	5,810	6,147,357
4.900%	02/01/46	1,550	1,671,692

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,500	$1,536,510
Molson Coors Brewing Co.,
Gtd. Notes
2.250%	03/15/20	5,775	5,691,739
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46	3,500	3,764,547

			25,895,595

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	1,000	1,021,891
4.663%	06/15/51	7,920	8,175,562

			9,197,453

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	505	507,045
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21	625	635,217
4.500%	02/15/47	305	309,206
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	2,220	2,247,750
5.500%	02/15/23	200	207,000
6.000%	10/15/25	1,000	1,025,000

			4,931,218

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	975	850,688
5.375%	03/15/44	825	747,904
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	3,360	3,452,901
8.550%	05/15/19	9,800	10,401,907
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	2,995	3,120,899
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	1,755	1,713,515
Mexichem SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44(a)	786	773,228
Gtd. Notes, 144A
4.875%	09/19/22	4,600	4,735,240
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	878	895,233
5.450%	11/15/33(a)	485	513,548
5.625%	11/15/43	1,155	1,207,611

			28,412,674

A1167

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,025	$1,034,722
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26	1,420	1,331,890
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	4,490	4,520,390
7.000%	10/15/37	1,780	2,319,946
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22	1,275	1,284,694
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	1,060	1,071,925
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,050	980,946
SNCF Reseau EPIC (France),
Sr. Unsec’d. Notes, EMTN
1.375%	10/11/19	6,000	5,889,005
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	2,550	2,460,750
5.500%	07/15/25	350	358,313
5.500%	05/15/27	600	604,500
5.875%	09/15/26	1,600	1,664,000

			23,521,081

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	1,800	1,780,989
4.250%	02/09/47	1,750	1,813,164
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	660	678,150
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	2,290	2,300,358
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	880	880,904
3.600%	10/15/20	270	272,498
NCR Corp.,
Gtd. Notes
5.875%	12/15/21	460	468,050
6.375%	12/15/23	345	357,938

			8,552,051

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.500%	05/15/21	1,980	2,028,179
American Express Co.,
Jr. Sub. Notes
4.900%	12/29/49	580	582,899

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24	GBP	1,150	$1,593,098
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22		2,139	2,091,123
CDP Financial, Inc. (Canada),
Gtd. Notes
3.150%	07/24/24		2,000	2,003,573
Gtd. Notes, 144A
3.150%	07/24/24		10,755	10,774,223
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.450%	02/13/26		2,280	2,262,264
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,745	2,664,370
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		466	460,204
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	07/15/24	EUR	2,240	2,665,372
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		665	672,315
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A
2.125%	09/19/22		2,500	2,419,512
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		1,005	1,221,991
Private Export Funding Corp.,
Gov’t. Gtd. Notes
3.250%	06/15/25		240	246,007
3.550%	01/15/24		1,545	1,606,755
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A
1.722%	04/15/19		7,325	7,249,453
Synchrony Financial,
Sr. Unsec’d. Notes
2.600%	01/15/19		5,470	5,457,822
2.700%	02/03/20		500	494,711

				46,493,871

Electric — 0.5%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		815	829,263
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		1,235	1,283,059
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		1,160	1,160,000
6.125%	04/01/36		2,533	3,228,202
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		2,620	2,528,300

A1168

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	2,741	$2,623,959
5.750%	01/15/25(a)	6,275	5,741,625
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	02/23/27	500	501,250
4.875%	01/15/24	910	935,025
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45	1,365	1,440,189
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18	700	719,272
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/19	1,750	1,719,879
Dynegy, Inc.,
Gtd. Notes
7.375%	11/01/22(a)	590	621,713
7.625%	11/01/24(a)	3,100	3,344,125
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26	660	642,800
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%	09/24/73	900	1,066,500
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	2,260	2,304,633
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,685	1,668,813
Sr. Unsec’d. Notes
2.450%	04/15/21	553	540,472
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	490	562,347
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29	900	1,280,330
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28	2,875	2,816,988
Mexico Generadora de Energia S de RL (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	2,027	2,097,545
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,500,005
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	7,750	7,393,201
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24(a)	815	839,450
7.250%	05/15/26	1,450	1,533,810
Ohio Power Co.,
Sr. Unsec’d. Notes
4.150%	04/01/48	4,155	4,234,534

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	03/15/46	1,445	$1,397,986
6.050%	03/01/34	3,100	3,695,035
PECO Energy Co.,
First Mortgage
3.150%	10/15/25	3,500	3,444,200
3.700%	09/15/47	2,400	2,298,268
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	1,495	1,407,065
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	5,090	4,909,348
5.000%	03/15/44	2,610	2,860,606
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	6,165	6,146,559
Southern Co. (The),
Jr. Sub. Notes
5.500%	03/15/57	342	355,153
Sr. Unsec’d. Notes
2.950%	07/01/23	4,595	4,463,141
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.500%	03/15/27(a)	8,320	8,216,631

			98,351,281

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.200%	04/01/24	6,155	5,989,330
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	590	573,594
Jabil, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20	5,400	5,694,300

			12,257,224

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	1,355	1,304,188
SBA Tower Trust,
Mortgage, 144A
2.877%	07/10/46	1,505	1,482,275

			2,786,463

Entertainment — 0.0%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	2,000	1,974,600
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	400	406,000
7.000%	08/01/23	973	1,029,434

A1169

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		2,100	$2,138,115
5.375%	04/15/26		410	416,150
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		245	262,456

				6,226,755

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		1,220	1,232,199

Foods — 0.3%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		1,245	1,061,735
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25		1,380	1,286,850
7.250%	06/01/21		1,920	1,934,400
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		3,185	2,939,877
3.500%	07/15/22		4,005	3,997,411
4.375%	06/01/46		8,140	7,464,260
6.500%	02/09/40		2,070	2,456,761
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	(a)	1,265	1,195,995
4.650%	01/15/48	(a)	3,175	3,089,513
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	08/15/27		10,000	9,570,576
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.625%	10/28/19		3,155	3,089,997
Gtd. Notes, 3 Month LIBOR + 0.610%, 144A
2.370%(c)	10/28/19		10,890	10,904,725

				48,992,100

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		860	819,811
5.150%	05/15/46		4,780	5,043,473

				5,863,284

Gas — 0.0%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		85	91,021
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48	(a)	5,540	5,206,185
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,204,519

				6,501,725

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18		7,360	$7,345,089

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		3,005	3,242,806
4.900%	11/30/46	(a)	10,455	11,463,453
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27		19,280	18,614,382
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		1,690	1,793,114
4.625%	03/15/45		2,824	3,091,010

				38,204,765

Healthcare-Services — 0.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	(a)	1,190	1,204,875
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,311,891
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		1,245	1,254,042
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		925	966,470
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		1,670	1,690,875
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,800	1,041,750
8.000%	11/15/19	(a)	3,200	2,872,000
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	290	269,700
6.250%	03/31/23		570	525,113
Encompass Health Corp.,
Gtd. Notes
5.750%	09/15/25		2,712	2,766,240
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		885	900,178
Hackensack Meridian Health, Inc.,
Sr. Unsec’d. Notes
4.500%	07/01/57		600	646,809
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		2,300	2,305,750
5.875%	05/01/23	(a)	5,550	5,744,250
Sr. Sec’d. Notes
4.750%	05/01/23		4,030	4,075,338
5.000%	03/15/24	(a)	600	606,000
5.250%	04/15/25		2,800	2,862,160

A1170

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27		985	$979,007
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18		1,950	1,948,347
Mayo Clinic,
Unsec’d. Notes
4.128%	11/15/52		1,630	1,697,819
NYU Hospitals Center,
Sec’d. Notes
4.368%	07/01/47	(a)	9,675	10,091,948
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40		1,126	1,274,403
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		205	211,919
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	5,500	5,383,125
8.125%	04/01/22	(a)	1,700	1,772,250
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/19		1,000	992,093
3.375%	04/15/27		6,305	6,204,070
3.950%	10/15/42		2,790	2,739,503
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26		1,015	1,020,075

				65,358,000

Home Builders — 0.0%
Lennar Corp.,
Gtd. Notes, 144A
8.375%	05/15/18		1,750	1,762,075
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	(a)	2,100	2,041,620
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		3,075	3,151,875

				6,955,570

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	1,150	1,106,875

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR 2,000	2,573,223

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		7,518	7,503,366
4.200%	04/01/26	(a)	1,595	1,579,075
5.500%	04/01/46		3,400	3,609,140

				12,691,581

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		9,392	$9,401,720
4.375%	01/15/55		1,125	1,041,518
6.250%	05/01/36		3,700	4,406,207
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	1,050,040
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		2,915	3,221,009
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		796	847,079
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR 2,200	2,764,457
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35		3,900	4,858,004
6.500%	05/01/42		2,000	2,517,425
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.625%	12/12/26	(a)	660	645,599
7.000%	06/15/40		1,625	2,137,302
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		2,420	3,065,321
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		4,300	4,300,670
4.900%	09/15/44		1,375	1,515,459
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21		1,295	1,283,992

				43,055,802

Internet — 0.0%
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/27		EUR 2,800	3,385,523

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		699	782,880

Lodging — 0.0%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		690	727,949
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		1,490	1,538,425
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	1,000	952,500
6.000%	03/15/23		600	630,000

				3,848,874

A1171

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		525	$516,445

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		1,750	2,167,231
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		400	381,000
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		3,850	3,804,455
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		650	654,225
5.750%	01/15/24	(a)	2,000	2,030,000
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		1,830	1,832,288
5.375%	05/01/25		560	551,600
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	(a)	2,300	2,297,125
5.125%	12/15/21		300	298,875
6.375%	09/15/20		2,742	2,790,067
7.500%	04/01/28		2,675	2,735,188
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		2,575	2,490,636
6.384%	10/23/35		1,090	1,217,585
6.484%	10/23/45		4,485	4,923,123
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		3,440	4,337,442
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34		3,000	3,029,506
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		14,630	14,030,410
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		660	657,772
5.200%	09/20/47	(a)	2,340	2,334,997
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	2,225	1,999,719
5.875%	11/15/24	(a)	475	423,344
7.750%	07/01/26	(a)	675	632,981
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45		1,695	1,592,674
6.125%	01/31/46		200	218,911
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		600	630,835

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23		1,250	$1,226,969
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		2,830	2,886,600
Time Warner Cable LLC,
Sr. Sec’d. Notes
8.250%	04/01/19		2,300	2,413,726
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	(a)	3,870	3,765,823
3.800%	02/15/27		15	14,502
3.875%	01/15/26		1,550	1,518,414
4.050%	12/15/23		7,530	7,719,041
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR 1,650	2,137,726
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	2,500	2,381,500
5.125%	02/15/25	(a)	930	867,225
Viacom, Inc.,
Sr. Unsec’d. Notes
4.850%	12/15/34		513	508,499
5.250%	04/01/44		685	693,310
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,928,500
Gtd. Notes, 144A
5.375%	06/15/24		1,395	1,440,338
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25		EUR 3,850	4,783,283
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		760	714,180

				93,061,625

Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		1,865	2,171,732
Barrick PD Australia Finance PTY Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		3,000	3,503,589
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		955	1,103,216
Gtd. Notes, 144A
6.250%	10/19/75		2,025	2,131,313
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		1,500	1,568,211
5.875%	04/23/45		4,000	4,518,828

				14,996,889

A1172

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22		1,000	$1,002,499
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22		3,005	2,960,653
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/27		1,045	1,021,686

				4,984,838

Multi-National — 0.2%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.593%	07/16/18		2,000	2,020,459
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		14,515	14,078,099
2.200%	07/18/20		5,775	5,700,618
2.750%	01/06/23		1,600	1,566,064
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		3,000	3,701,010
Sr. Unsec’d. Notes
7.000%	06/15/25		4,100	5,087,661
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.300%	10/10/18		2,512	2,513,098
2.400%	10/26/22		4,700	4,557,007
4.375%	02/11/20		5,200	5,357,227

				44,581,243

Oil & Gas — 0.8%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		2,450	3,130,027
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	3,000	2,912,522
4.623%(s)	10/10/36		3,000	1,268,007
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	4,178,767
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		3,500	3,522,139
5.400%	06/15/47	(a)	1,500	1,509,811
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23		2,315	2,225,039
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	(a)	815	865,022
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	(a)	1,300	1,317,875
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	(a)	4,400	4,346,915

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
4.750%	05/15/42		1,350	$1,379,989
5.000%	06/15/45	(a)	2,959	3,144,909
5.600%	07/15/41	(a)	1,560	1,756,226
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	08/15/34		1,000	1,190,568
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		1,135	1,113,606
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		900	918,000
6.510%	03/07/22		1,100	1,183,266
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		4,395	4,563,156
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37		2,450	3,136,170
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		3,825	3,809,126
4.750%	04/19/27		900	898,911
Sr. Unsec’d. Notes, MTN, 144A
6.375%	04/09/21		1,930	2,076,981
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		3,500	4,042,661
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	529,862
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20		275	274,313
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		8,825	9,018,135
5.050%	11/15/44		870	909,396
5.250%	11/15/43		2,000	2,132,580
5.875%	06/01/24		525	563,480
6.000%	03/01/41		1,420	1,625,800
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22		325	346,775
7.375%	01/17/27		3,865	4,187,728
8.375%	05/23/21		1,723	1,961,636
Gtd. Notes, 144A
5.299%	01/27/25		2,870	2,834,125
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.800%	05/15/38		1,330	1,760,691
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
1.950%	12/20/22		295	289,995
Gtd. Notes
3.500%	01/30/23		5,900	5,669,900
4.500%	01/23/26		975	945,263
5.375%	03/13/22		1,540	1,600,830
5.500%	01/21/21		1,750	1,821,750

A1173

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.500%	03/13/27		5,610	$5,991,480
6.500%	06/02/41		2,570	2,550,725
Gtd. Notes, EMTN
2.750%	04/21/27		EUR 2,000	2,296,760
4.875%	02/21/28		EUR 1,430	1,896,262
Gtd. Notes, MTN
6.750%	09/21/47		8,120	8,216,466
6.875%	08/04/26		810	890,190
Phillips 66,
Gtd. Notes
4.875%	11/15/44	(a)	600	639,787
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.875%	05/01/18		3,090	3,100,854
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		750	792,480
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		2,700	2,700,810
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/15/18		6,000	5,985,562
4.000%	05/10/46		2,600	2,602,189
Gtd. Notes, 3 Month LIBOR + 0.350%
2.421%(c)	09/12/19		13,685	13,741,519
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		1,403	1,799,541
6.850%	06/01/39		405	545,840
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26		480	460,550
9.375%	03/15/19		1,052	1,115,389
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		2,000	2,184,200

				148,472,556

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		6,440	6,548,682

Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23		990	1,025,888
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22		1,515	1,507,425
Ball Corp.,
Gtd. Notes
4.375%	12/15/23		EUR 650	903,774
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22		1,750	1,841,605

				5,278,692

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	(a)	1,310	$1,279,634
3.200%	11/06/22		515	508,391
3.600%	05/14/25		1,505	1,483,214
4.500%	05/14/35		2,530	2,591,232
4.700%	05/14/45		4,190	4,320,808
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		2,533	2,511,344
3.800%	03/15/25	(a)	4,430	4,351,961
4.550%	03/15/35		1,610	1,576,160
4.750%	03/15/45	(a)	438	429,696
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		2,122	2,193,187
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20	(a)	5,000	4,964,318
3.875%	07/20/25		5,696	5,646,548
4.780%	03/25/38		1,780	1,804,084
5.050%	03/25/48		3,055	3,213,209
5.125%	07/20/45	(a)	2,350	2,492,581
5.300%	12/05/43		310	335,240
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.400%	03/19/20		13,020	12,878,335
2.950%	03/19/22		1,000	984,750
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27		5,925	5,566,705
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
3.000%	11/15/20		2,360	2,350,849
Mylan NV,
Gtd. Notes
3.000%	12/15/18		2,580	2,579,961
Nidda Healthcare Holding GmbH (Germany),
Sr. Sec’d. Notes, 144A
3.500%	09/30/24		EUR 1,100	1,349,119
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		13,690	13,217,996
Valeant Pharmaceuticals International, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		170	175,525
7.000%	03/15/24		330	344,025
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		1,741	2,222,300

				81,371,172

Pipelines — 0.3%
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,300	1,342,250
7.500%	10/15/20	(a)	400	430,750

A1174

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Energy Transfer Partners LP,
Gtd. Notes
2.500%	06/15/18		1,610	$1,610,291
4.150%	10/01/20		6,835	6,929,956
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24		600	599,113
5.600%	04/01/44		350	349,782
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26	(a)	1,630	1,615,244
6.125%	10/15/39		1,000	1,198,602
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,745	1,879,849
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45		685	718,879
Gtd. Notes, 144A
5.625%	11/15/23		7,350	7,863,998
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		290	303,047
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		1,035	1,028,531
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		2,874	2,828,827
6.850%	10/15/37		3,550	4,334,307
8.625%	03/01/19		915	960,565
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		1,700	1,724,897
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,222,825
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26	(a)	2,615	2,593,799
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	1,889,117
4.900%	01/15/45		700	690,233
5.100%	09/15/45		4,200	4,262,646
5.400%	03/04/44		3,260	3,415,225

				49,792,733

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		7,825	7,767,357
3.375%	10/15/26		2,000	1,871,379
3.400%	02/15/19		3,485	3,497,432
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21		2,000	2,007,580

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24		290	$290,363
5.375%	03/15/27		945	942,638
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		1,000	1,018,542
5.250%	03/15/21		1,305	1,373,369
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		4,150	3,963,250
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR 4,225	5,318,194
5.250%	08/01/26		835	831,869
5.500%	05/01/24		341	347,823
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22		4,487	4,451,657
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	1,258,675
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23		1,640	1,606,564
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		5,425	5,431,439

				41,978,131

Retail — 0.1%
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18		7,460	7,445,080
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,160	1,165,788
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22		5,135	5,058,265
5.875%	12/16/36		3,600	4,626,327
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		1,200	1,245,000
6.750%	07/01/36		1,070	1,027,200
6.875%	11/01/35		1,710	1,658,700
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45		2,598	2,826,992
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		347	196,923
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	400	403,000

A1175

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	2,300	$2,274,125

				27,927,400

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.125%	12/05/23		740	724,730
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		4,700	4,611,858
3.875%	01/15/27		4,675	4,546,830

				9,883,418

Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21		3,000	2,899,189
2.850%	10/15/18		2,100	2,100,962
3.625%	10/15/20		1,567	1,586,683
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		5,140	5,395,458
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		550	559,625
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27	(a)(h)	810	804,144
3.950%	08/08/56		1,155	1,148,022
4.100%	02/06/37		8,345	8,848,889
4.450%	11/03/45		5,030	5,568,529
4.500%	02/06/57		1,210	1,326,300
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25		7,100	6,875,377
4.300%	07/08/34		1,295	1,367,163

				38,480,341

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		4,485	4,321,511
3.950%	01/15/25		3,690	3,687,706
4.500%	05/15/35	(a)	2,715	2,666,548
4.900%	08/14/37		1,860	1,870,502
5.150%	03/15/42		2,370	2,441,727
5.250%	03/01/37		3,230	3,416,935
5.300%	08/14/58		2,110	2,127,641
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.125%	12/15/30		735	1,073,946
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	(a)	480	456,000
6.000%	06/15/25		2,245	2,335,923
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 3 Month LIBOR + 0.450%, 144A
2.628%(c)	09/19/19		3,500	3,505,076

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25		1,000	$970,000
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	(a)	2,800	3,001,846
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	(a)	2,175	2,134,219
7.000%	08/15/20	(a)	625	650,000
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		2,335	2,381,700
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		1,632	1,621,676
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	1,300	1,322,750
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.213%	03/08/47		1,070	1,137,168
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25	(a)	1,250	1,256,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		4,585	4,641,497
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23		EUR 2,260	2,506,058
3.125%	01/20/25		EUR 4,915	5,329,507

				54,856,186

Textiles — 0.1%
Cintas Corp. No. 2,
Gtd. Notes
2.900%	04/01/22		4,175	4,109,764
3.700%	04/01/27		8,855	8,844,470

				12,954,234

Transportation — 0.0%
FedEx Corp.,
Gtd. Notes
4.750%	11/15/45		2,020	2,110,057
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,730,574

				3,840,631

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.300%	04/01/21		5,490	5,499,387

TOTAL CORPORATE BONDS (cost $1,763,070,177)				1,769,584,698

A1176

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds
4.263%	09/15/32	555	$577,938

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BAB
6.263%	04/01/49	1,330	1,868,331
City of Los Angeles Department of Airports,
Revenue Bonds, BAB
6.582%	05/15/39	4,685	6,066,279
Los Angeles Department of Water & Power System,
Revenue Bonds, BAB
6.008%	07/01/39	1,850	2,347,761
University of California,
Revenue Bonds
3.931%	05/15/45	340	347,072
4.131%	05/15/45	360	374,598
4.767%	05/15/2115	850	896,869

			11,900,910

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, BAB
5.844%	11/01/50	955	1,249,417

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	619,405

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.000%	11/01/22	11,855	12,391,439

New York — 0.0%
New York State Urban Development Corp.,
Revenue Bonds, BAB
5.838%	03/15/40	2,000	2,453,000

North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Revenue Bonds, 3 Month LIBOR + 0.800%
2.545%(c)	07/25/36	9,900	9,827,136

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BAB
8.084%	02/15/50	265	446,732

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BAB
5.511%	12/01/45	1,815	2,289,096
6.105%	12/01/39	1,035	1,363,261

			3,652,357

Virginia — 0.0%
University of Virginia,
Revenue Bonds
4.179%	09/01/2117	1,925	1,926,964

TOTAL MUNICIPAL BONDS (cost $44,951,869)			45,045,298

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Alternative Loan Trust,
Series 2005-9CB, Class 1A5, 1 Month LIBOR + 0.500%
2.372%(c)	05/25/35	4,233	$3,808,172
Series 2005-69, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.283%(c)	12/25/35	3,168	3,033,855
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A
2.062%(c)	03/27/36	2,737	2,666,022
Banc of America Funding Trust,
Series 2015-R4, Class 4A1, 144A
3.500%(cc)	01/27/30	1,545	1,534,177
Series 2015-R9, Class 1A1, 144A
1.921%(cc)	12/26/46	10,420	10,324,967
Series 2015-R9, Class 2A1, 1 Month LIBOR + 0.210%, 144A
2.077%(c)	02/26/37	10,502	10,222,950
Bayview Opportunity Master Fund IVb Trust,
Series 2017-CRT1, Class M, 1 Month LIBOR + 2.150%, 144A
4.027%(c)	10/25/28	2,827	2,832,296
Bellemeade Re Ltd. (Bermuda),
Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A
3.572%(c)	10/25/27	2,982	2,997,162
CIM Trust,
Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A
3.664%(c)	01/25/57	6,479	6,610,834
Series 2017-6, Class A1, 144A
3.015%(cc)	06/25/57	7,372	7,234,533
Series 2017-8, Class A1, 144A
3.000%(cc)	12/25/65	14,357	14,332,443
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-17, Class 2A1
6.500%	10/25/37	11,094	8,916,154
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.322%(c)	01/25/29	2,189	2,206,479
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	957	150,756
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%
6.422%(c)	10/25/24	735	819,196
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.172%(c)	10/25/27	5,050	5,621,553
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%
3.172%(c)	03/25/29	2,280	2,305,687
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.122%(c)	11/25/28	2,330	2,387,743
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.222%(c)	03/25/29	2,020	2,055,861
Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%
3.172%(c)	04/25/29	4,610	4,678,550
GSMSC Resecuritization Trust,
Series 2009-6R, Class 1A2, 144A
3.113%(cc)	06/26/37	5,142	4,761,655

A1177

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-3R, Class 2A1, 1 Month LIBOR + 0.140%, 144A
2.012%(c)	10/26/36	4,047	$3,953,669
Series 2015-3R, Class 2A2, 1 Month LIBOR + 0.140%, 144A
2.012%(c)	10/26/36	1,600	1,525,142
HarborView Mortgage Loan Trust,
Series 2005-1, Class 2A1A, 1 Month LIBOR + 0.540%
2.348%(c)	03/19/35	2,527	2,475,904
Impac Secured Assets Trust,
Series 2006-1, Class 2A2, 1 Month LIBOR + 0.410%
2.282%(c)	05/25/36	562	550,315
Series 2006-2, Class 2M1, 1 Month LIBOR + 0.500%
2.372%(c)	08/25/36	790	735,012
Lehman XS Trust,
Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.210%
2.077%(c)	08/25/46	12,126	11,613,577
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-4, Class A, 1 Month LIBOR + 2.000%, 144A
3.887%(c)	05/01/22	20,386	20,388,811
Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A
3.887%(c)	05/01/22	13,825	13,819,934
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A
3.637%(c)	09/01/22	6,206	6,228,400
Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A
3.537%(c)	11/01/22	6,462	6,481,181
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1, 1 Month LIBOR + 0.500%
2.372%(c)	09/25/37	3,133	2,986,262
OBX Trust,
Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A
2.527%(c)	06/25/57	16,500	16,510,562
PNMAC GMSR ISSUER TRUST,
Series 2018-GT1, Class A, 1 Month LIBOR + 2.850%, 144A
4.722%(c)	02/25/23	3,880	3,894,654
Radnor RE Ltd. (Bermuda),
Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A
3.254%(c)	03/25/28	5,330	5,326,770
Series 2018-1, Class M2, 1 Month LIBOR + 2.700%, 144A
4.554%(c)	03/25/28	3,950	3,951,544
Ripon Mortgages PLC (United Kingdom),
Series 1A, Class A1, 3 Month GBP LIBOR + 0.800%, 144A
1.353%(c)	08/20/56	GBP 14,198	20,053,707
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR8, Class A1, 1 Month LIBOR + 0.420%
2.292%(c)	06/25/44	2,102	2,042,397
Series 2005-4, Class CB1, 1 Month LIBOR + 0.450%
2.322%(c)	06/25/35	2,257	1,917,468
Series 2006-AR1, Class A1A, 1 Month LIBOR + 0.250%
2.122%(c)	02/25/36	2,139	1,840,936

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $219,204,055)			225,797,290

SOVEREIGN BONDS — 1.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
4.625%	01/11/23	7,170	$6,911,952
6.875%	04/22/21	1,895	2,008,699
6.875%	01/11/48	1,360	1,240,999
7.820%	12/31/33	EUR 3,921	5,434,397
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28	4,915	4,907,628
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	300	310,500
5.625%	02/26/44	1,170	1,275,300
7.375%	09/18/37	800	1,024,000
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.250%	01/26/23	5,770	5,550,739
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21	6,300	6,697,341
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21	600	637,842
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28	7,115	7,222,437
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20	2,000	2,083,200
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26	2,000	2,479,460
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19	1,000	991,894
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, MTN
2.375%	06/04/25	2,000	1,901,859
Gov’t. Gtd. Notes, MTN, 144A
2.375%	06/04/25	800	760,744
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/31	EUR 2,960	3,263,510
3.000%(cc)	02/24/32	EUR 2,410	2,631,781
3.000%(cc)	02/24/35	EUR 1,795	1,907,399
3.500%	01/30/23	EUR 3,535	4,370,132
4.200%	01/30/42	EUR 845	927,960
Sr. Unsec’d. Notes, 144A
4.375%	08/01/22	EUR 7,280	9,355,854
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24	510	555,696
5.750%	11/22/23	1,300	1,436,500
6.375%	03/29/21	12,308	13,400,950
7.625%	03/29/41	554	799,208
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR 1,680	2,268,830
Sr. Unsec’d. Notes, 144A
8.500%	10/12/35	100	141,950
Sr. Unsec’d. Notes, MTN
2.875%	07/08/21	EUR 1,005	1,326,010
3.750%	06/14/28	EUR 9,620	13,395,866
Sr. Unsec’d. Notes, MTN, 144A

A1178

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
2.150%	07/18/24	EUR 2,000	$2,534,729
5.125%	01/15/45	1,760	1,832,924
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, 144A
1.625%	09/14/18	2,200	2,188,787
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23	3,000	3,502,800
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33	1,610	1,859,260
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	2,600	2,484,742
2.000%	11/04/21	1,000	968,750
2.125%	06/01/20	1,600	1,579,312
2.125%	07/21/20	1,800	1,774,737
2.125%	11/16/20	4,200	4,128,003
2.250%	02/24/20	2,000	1,983,103
2.500%	06/01/22	1,000	981,213
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN
2.500%	09/12/18	5,000	4,998,699
2.625%	04/20/22	1,600	1,573,939
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/08/20	2,600	2,545,855
2.125%	04/13/21	1,600	1,558,496
2.125%	10/25/23	3,200	3,030,085
2.375%	02/13/25	3,000	2,835,822
2.500%	09/12/18	3,000	2,999,220
2.625%	04/20/22	1,400	1,377,197
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, EMTN
1.500%	06/22/18	3,000	2,996,675
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	980	1,003,520
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	2,000	1,945,000
6.050%	01/11/40	250	281,875
Municipality Finance PLC (Finland),
Gov’t. Gtd. Notes
1.250%	09/10/18	1,800	1,792,744
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	1,200	1,515,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.750%	01/30/26	EUR 800	1,075,414
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	1,000	1,370,898
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, EMTN
4.200%	04/15/20	EUR 3,000	4,014,539
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24	16,565	17,618,203
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR 7,670	11,445,874

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	700	$645,855
Unsec’d. Notes
9.625%	12/01/18	1,170	1,224,309
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	1,000	972,132
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	2,200	2,127,092
Unsec’d. Notes, MTN
7.140%	02/27/26	3,230	3,975,888
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21	2,640	2,942,042
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
3.875%	10/29/35	EUR 2,000	2,647,242
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/19/27	EUR 1,500	1,880,283
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
2.375%	10/26/21	3,260	3,139,380
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR 2,050	2,522,031
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19	10,000	10,115,159
Sr. Unsec’d. Notes, 144A
5.250%	02/18/24	6,153	6,792,506
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25	4,420	4,707,079
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
1.625%	06/06/18	6,000	5,988,839
2.000%	05/17/21	1,000	968,351
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21	6,200	6,003,782
2.500%	06/08/22	1,600	1,561,554
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	2,000	2,070,000
7.000%	06/05/20	2,000	2,119,060

TOTAL SOVEREIGN BONDS (cost $257,141,684)			261,420,636

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Fannie Mae Principal Strip, Notes, MTN
2.311%(s)	10/08/27	2,305	1,698,565
Federal Home Loan Mortgage Corp.
2.500%	03/01/30	980	959,961
2.543%(s)	12/14/29	2,100	1,431,539
3.000%	06/01/29	1,329	1,328,262
3.000%	01/01/43	1,702	1,672,779
3.000%	03/01/43	6,540	6,429,332

A1179

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	06/01/46		6,952	$6,789,411
3.000%	11/01/46		4,907	4,791,411
3.000%	01/01/47		30,429	29,690,228
3.500%	01/01/27		485	495,708
4.000%	09/01/40		3,658	3,786,508
4.000%	12/01/40		1,439	1,489,893
4.000%	TBA		22,000	22,543,983
6.250%	07/15/32	(k)	3,810	5,191,152
6.750%	03/15/31	(k)	4,800	6,668,328
Federal National Mortgage Assoc.
2.500%	04/01/28		444	438,012
2.500%	06/01/28		911	899,105
3.000%	02/01/31		4,237	4,233,796
3.000%	10/01/32		8,743	8,738,647
3.000%	01/01/33		36,205	36,187,578
3.000%	04/01/43		3,656	3,600,033
3.000%	05/01/43		1,162	1,143,579
3.000%	06/01/43		3,438	3,384,880
3.000%	07/01/43		1,033	1,016,987
3.000%	08/01/43		4,146	4,081,868
3.000%	08/01/43		2,780	2,737,280
3.000%	08/01/43		1,688	1,662,250
3.000%	08/01/43		320	314,680
3.000%	04/01/45		1,473	1,443,662
3.000%	04/01/45		1,022	1,000,935
3.000%	07/01/46		5,162	5,039,378
3.500%	05/01/42		10,538	10,636,882
3.500%	05/01/42		553	558,132
3.500%	07/01/42		26,447	26,696,444
3.500%	06/01/43		4,997	5,037,259
3.500%	12/01/45		929	932,074
3.500%	12/01/46		8,032	8,057,621
3.500%	12/01/46		3,725	3,737,508
3.500%	02/01/47		4,448	4,462,333
3.500%	TBA		134,000	134,280,033
4.000%	09/01/40		2,202	2,276,240
4.000%	01/01/44		5,704	5,876,664
4.000%	TBA		27,250	27,916,048
4.500%	12/01/43		17,247	18,115,672
4.500%	08/01/44		501	526,325
5.000%	03/01/44		627	670,690
6.250%	05/15/29	(k)	8,515	11,062,041
6.625%	11/15/30	(k)	1,340	1,834,713
7.125%	01/15/30	(k)	1,305	1,826,447
Government National Mortgage Assoc.
3.500%	05/20/43		2,575	2,614,558
3.500%	04/20/45		11,343	11,471,802
4.500%	10/20/43		2,881	3,035,483
4.500%	11/20/46		10,382	10,930,146
Tennessee Valley Authority Generic Strip
— %(p)	03/15/33		461	277,650
2.700%(s)	09/15/30		2,480	1,636,967
Tennessee Valley Authority Principal Strip, Bonds
2.764%(s)	11/01/25		1,020	807,054

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $470,909,412)				466,166,516

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bonds
2.500%	05/15/46	(k)	5,610	$5,101,594
2.750%	11/15/47		5,440	5,200,512
2.875%	11/15/46	(h)	4,350	4,266,059
3.000%	05/15/45	(k)	7,620	7,667,923
3.000%	11/15/45	(h)(k)	19,435	19,544,322
U.S. Treasury Notes
2.500%	03/31/23		15,340	15,292,662
2.625%	02/28/23	(a)(k)	17,270	17,322,620
2.750%	02/28/25	(h)	1,604	1,610,704
U.S. Treasury Strips Coupon
1.620%(s)	11/15/20		8,700	8,179,613
1.650%(s)	08/15/22		5,000	4,472,407
1.872%(s)	05/15/31	(h)	1,600	1,096,747
1.889%(s)	08/15/29	(h)	1,600	1,156,278
2.077%(s)	08/15/19		11,000	10,675,505
2.089%(s)	11/15/35	(h)	3,200	1,908,051
2.110%(s)	05/15/23		9,500	8,303,218
2.132%(s)	11/15/28	(h)	3,180	2,349,056
2.200%(s)	05/15/29	(h)	7,710	5,613,653
2.251%(s)	08/15/40	(h)	3,200	1,644,133
2.713%(s)	05/15/24		6,200	5,263,486
2.750%(s)	08/15/23		11,000	9,542,346

TOTAL U.S. TREASURY OBLIGATIONS (cost $140,237,963)				136,210,889

TOTAL LONG-TERM INVESTMENTS (cost $16,367,779,036)				17,556,756,687

			Shares

SHORT-TERM INVESTMENTS — 16.0%
AFFILIATED MUTUAL FUNDS — 15.5%
Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund(w)			2,229,631,859	2,229,631,859
Prudential Investment Portfolios 2 -Prudential Institutional Money Market Fund (cost $823,425,383; includes $822,128,397 of cash collateral for securities on loan)(b)(w)			823,425,983	823,343,640

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,053,057,242)				3,052,975,499

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
1.568%	06/14/18(k)		2,600	2,591,260
1.580%	06/14/18(k)		3,300	3,288,907
1.600%	06/14/18(k)		1,600	1,594,621
1.612%	06/14/18(k)		1,250	1,245,797
1.613%	06/14/18(k)		25	24,917
1.702%	06/14/18(k)		200	199,328
1.715%	06/14/18(k)		76,900	76,641,493

A1180

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
1.734%	06/14/18(K)	2,000	$1,993,277

TOTAL U.S. TREASURY OBLIGATIONS (cost $87,571,727)			87,579,600

OPTIONS PURCHASED~* — 0.0% (cost $10,520,360)			8,775,477

TOTAL SHORT-TERM INVESTMENTS (cost $3,151,149,329)			3,149,330,576

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN —105.3% (cost $19,518,928,365)			20,706,087,263

OPTIONS WRITTEN~* — (0.0)% (premiums received $200,177)			(102,894)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN —105.3% (cost $19,518,728,188)			20,705,984,369
Liabilities in excess of other assets(z) —(5.3)%			(1,032,852,351)

NET ASSETS — 100.0%			$19,673,132,018

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,916,772 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $806,585,226; cash collateral of $822,128,397 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP 99.38	900	GBP 1,125	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP 99.13	900	GBP 1,125	—
S&P 500 Index (FLEX)	Call	07/20/23	$2,850.00	165	17	6,544,181
S&P 500 Index (FLEX)	Call	01/22/24	$2,900.00	55	6	2,231,296

						$8,775,477

Total Options Purchased						$8,775,477

Options Written: Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP99.50	900	GBP 1,125	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP99.00	900	GBP 1,125	—

						$—

A1181

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	06/20/18	$98.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)	63,000	$ (102,894)

Total Options Written								$(102,894)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
473	90 Day Euro Dollar	Dec. 2020	$114,897,613	$114,700
11,956	5 Year U.S. Treasury Notes	Jun. 2018	1,368,494,975	6,206,225
3,079	10 Year U.S. Treasury Notes	Jun. 2018	372,991,984	2,913,320
132	10 Year U.S. Ultra Treasury Notes	Jun. 2018	17,141,438	357,844
119	20 Year U.S. Treasury Bonds	Jun. 2018	17,448,375	389,375
2,410	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	386,729,688	14,336,696
1,890	MSCI EAFE Index	Jun. 2018	189,056,699	(3,249,872)
11,218	S&P 500 E-Mini Index	Jun. 2018	1,482,458,700	(81,919,444)
375	TOPIX Index	Jun. 2018	60,141,676	93,143

				(60,758,013)

Short Positions:
473	90 Day Euro Dollar	Dec. 2021	114,868,050	(144,262)
318	2 Year U.S. Treasury Notes	Jun. 2018	67,609,782	(50,141)
45	10 Year Japanese Bonds	Jun. 2018	63,796,344	(33,833)

				(228,236)

				$(60,986,249)

Cash and foreign currency of $1,231,359 and foreign currency of $246,699 has been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, and securities with combined market values of $17,843,556 and $87,579,600 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/26/18	Citigroup Global Markets	EUR	779	$973,770	$960,628	$—	$(13,142)
Expiring 04/26/18	JPMorgan Chase	EUR	15,617	19,346,305	19,253,839	—	(92,466)

				$20,320,075	$20,214,467	—	(105,608)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/26/18	Toronto Dominion	GBP	21,154	$30,128,421	$29,714,682	$413,739	$ —
Euro,
Expiring 04/26/18	JPMorgan Chase	EUR	1,747	2,158,999	2,154,381	4,618	—
Expiring 04/26/18	UBS AG	EUR	109,590	136,633,500	135,113,060	1,520,440	—

A1182

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 06/12/18	Citigroup Global Markets	ZAR	9,274	$769,902	$775,288	$—	$(5,386)

				$169,690,822	$167,757,411	1,938,797	(5,386)

						$1,938,797	$(110,994)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^:

3i Debt Management	04/13/18	1.000%(M)	1,124	$1,183	$—	$1,183	Goldman Sachs & Co.
3i Debt Management	04/13/18	1.000%(M)	286	301	—	301	Goldman Sachs & Co.
Ameriquest Home Equity	04/30/18	1.500%(M)	747	124	—	124	Goldman Sachs & Co.
Anchorage Capital CLO	04/13/18	1.000%(M)	1,397	1,470	—	1,470	Goldman Sachs & Co.
Anchorage Capital CLO	04/13/18	1.000%(M)	986	1,038	—	1,038	Goldman Sachs & Co.
Atlas Senior Loan Fund Ltd.	04/13/18	1.000%(M)	666	700	—	700	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	04/27/18	1.500%(M)	308	448	—	448	Goldman Sachs &Co.
Banc of America Commercial Mortgage Trust	04/27/18	1.500%(M)	110	160	—	160	Goldman Sachs &Co.
Banc of America Commercial Mortgage Trust	04/27/18	1.500%(M)	77	112	—	112	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	04/30/18	1.500%(M)	1,620	270	—	270	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	04/30/18	1.500%(M)	999	166	—	166	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	04/30/18	1.500%(M)	372	62	—	62	Goldman Sachs & Co.
Chase Mortgage	04/30/18	1.500%(M)	1,578	262	—	262	Goldman Sachs & Co.
Chase Mortgage	04/30/18	1.500%(M)	1,178	196	—	196	Goldman Sachs & Co.
Citibank Mortgage	04/30/18	1.500%(M)	686	114	—	114	Goldman Sachs & Co.
Citibank Mortgage	04/30/18	1.500%(M)	648	108	—	108	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	824	1,200	—	1,200	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	491	714	—	714	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	444	646	—	646	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	262	382	—	382	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	233	340	—	340	Goldman Sachs & Co.

A1183

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):

COMM Mortgage Trust	04/27/18	1.500%(M)	158	$230	$—	$230	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	148	216	—	216	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	127	184	—	184	Goldman Sachs & Co.
Ellington CLO	04/13/18	1.000%(M)	457	481	—	481	Goldman Sachs & Co.
Equity One Home Equity	04/30/18	1.500%(M)	1,356	226	—	226	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/27/18	1.500%(M)	487	709	—	709	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/27/18	1.500%(M)	271	394	—	394	Goldman Sachs & Co.
First Franklin Home Equity	04/30/18	1.500%(M)	560	93	—	93	Goldman Sachs & Co.
GoldenTree	04/13/18	1.000%(M)	114	120	—	120	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	1,093	1,591	—	1,591	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	923	1,343	—	1,343	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	702	1,022	—	1,022	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	392	571	—	571	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	358	522	—	522	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	300	436	—	436	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	251	365	—	365	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	146	212	—	212	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	144	210	—	210	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	39	57	—	57	Goldman Sachs & Co.
GSAMP Home Equity	04/30/18	1.500%(M)	548	91	—	91	Goldman Sachs & Co.
GSAMP Home Equity	04/30/18	1.500%(M)	303	50	—	50	Goldman Sachs & Co.
Invesco	04/13/18	1.000%(M)	582	612	—	612	Goldman Sachs & Co.
Invesco	04/13/18	1.000%(M)	441	464	—	464	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/18	1.500%(M)	571	831	—	831	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/18	1.500%(M)	439	639	—	639	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/18	1.500%(M)	141	205	—	205	Goldman Sachs & Co.
KVK CLO Ltd.	04/13/18	1.000%(M)	302	318	—	318	Goldman Sachs & Co.

A1184

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):

Lehman Home Equity	04/30/18	1.500%(M)	1,182	$197	$—	$197	Goldman Sachs & Co.
Long Beach Home Equity	04/30/18	1.500%(M)	1,116	186	—	186	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	774	1,127	—	1,127	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	323	470	—	470	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	257	375	—	375	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	219	319	—	319	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	189	275	—	275	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	162	236	—	236	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	160	233	—	233	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	96	140	—	140	Goldman Sachs & Co.
Morgan Stanley Home Equity	04/30/18	1.500%(M)	590	98	—	98	Goldman Sachs & Co.
Morgan Stanley Home Equity	04/30/18	1.500%(M)	521	87	—	87	Goldman Sachs & Co.
New Century Home Equity	04/30/18	1.500%(M)	961	160	—	160	Goldman Sachs & Co.
New Century Home Equity	04/30/18	1.500%(M)	749	125	—	125	Goldman Sachs & Co.
New Century Home Equity	04/30/18	1.500%(M)	633	105	—	105	Goldman Sachs & Co.
Octagon	04/13/18	1.000%(M)	1,937	2,037	—	2,037	Goldman Sachs & Co.
Option One Home Equity	04/30/18	1.500%(M)	1,847	307	—	307	Goldman Sachs & Co.
Par-Four	04/13/18	1.000%(M)	407	429	—	429	Goldman Sachs & Co.
Trimaran	04/13/18	1.000%(M)	679	714	—	714	Goldman Sachs & Co.
Trimaran	04/13/18	1.000%(M)	204	214	—	214	Goldman Sachs & Co.
Trinitas CLO Ltd.	04/13/18	1.000%(M)	364	382	—	382	Goldman Sachs & Co.
WAMCO	04/13/18	1.000%(M)	461	484	—	484	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	04/27/18	1.500%(M)	345	502	—	502	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	04/27/18	1.500%(M)	102	148	—	148	Goldman Sachs & Co.

				$31,538	$—	$31,538

A1185

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
American International Group Inc.	12/20/20	1.000	%(Q)	6,860	0.347%	$98,074	$122,259	$24,185
Anadarko Petroleum Corp.	06/20/21	1.000	%(Q)	1,710	0.396%	(129,197)	32,800	161,997
AT&T Inc.	06/20/21	1.000	%(Q)	9,080	0.396%	64,179	172,712	108,533
Barrick Gold Corp.	06/20/21	1.000	%(Q)	3,450	0.351%	(90,261)	71,395	161,656
CIT Group, Inc.	06/20/18	5.000	%(Q)	11,910	0.147%	753,000	154,467	(598,533)
Devon Energy Corp.	06/20/20	1.000	%(Q)	550	0.165%	(45,467)	10,266	55,733
Eastman Chemical Co.	06/20/21	1.000	%(Q)	5,050	0.245%	47,756	119,570	71,814
Ford Motor Co.	06/20/21	5.000	%(Q)	17,000	0.543%	2,943,341	2,387,914	(555,427)
General Motors Co.	06/20/19	5.000	%(Q)	4,525	0.116%	506,238	278,141	(228,097)

						$4,147,663	$3,349,524	$(798,139)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices - Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000	%(Q)	38,500	$(2,244,935)	$(2,392,142)	$(147,207)
CDX.NA.IG.29.V1	12/20/22	1.000	%(Q)	165,000	(3,355,242)	(3,121,818)	233,424

					$(5,600,177)	$(5,513,960)	$86,217

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Hellenic Republic	06/20/19	1.000	%(Q)	2,000	2.014%	$(23,566)	$(80,278)	$56,712	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000	%(Q)	1,330	3.104%	(103,043)	(229,573)	126,530	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000	%(Q)	330	3.104%	(25,567)	(58,612)	33,045	Goldman Sachs & Co.
Hellenic Republic	06/20/24	1.000	%(Q)	3,800	3.570%	(487,005)	(822,278)	335,273	Barclays Capital Group
Hellenic Republic	12/20/24	1.000	%(Q)	2,500	3.636%	(347,357)	(575,347)	227,990	Citigroup Global Markets
Husky Energy Inc.	06/20/20	1.000	%(Q)	2,380	0.441%	29,828	(98,009)	127,837	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000	%(Q)	5,700	0.426%	9,551	(436,888)	446,439	Morgan Stanley

						$(947,159)	$(2,300,985)	$1,353,826

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A1186

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
14,510	3 Month LIBOR(Q)	GBP	11,585	3 Month LIBOR minus 16.75bps(Q)	JPMorgan Chase	02/13/19	$(1,716,896)	$—	$(1,716,896)
3,724	3 Month LIBOR plus 35.50 bps(Q)	EUR	3,120	(0.150)%(A)	Citigroup Global Markets	04/15/20	(106,070)	—	(106,070)

							$(1,822,966)	$—	$(1,822,966)

Inflation swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
EUR	11,360	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(105,175)	$(105,175)
EUR	10,095	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(86,870)	(86,870)
EUR	5,680	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	71,737	71,737
EUR	4,915	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	52,476	52,476
GBP	2,555	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(8,731)	59,243	67,974
GBP	955	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(21,992)	(21,992)
GBP	505	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	46,679	46,679
GBP	600	08/15/57	3.362%(T)	U.K. Retail Price Index(1)(T)	—	(52,592)	(52,592)
GBP	315	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(58,211)	(58,211)
	9,580	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	445	(149,725)	(150,170)

					$(8,286)	$(244,430)	$(236,144)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

A1187

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	124,645	01/02/19	7.280%	(T)	1 Day BROIS(1)(T)	$—	$(320,865)	$(320,865)
BRL	75,288	01/02/19	7.280%	(T)	1 Day BROIS(1)(T)	—	(194,507)	(194,507)
BRL	93,081	01/04/21	8.670%	(T)	1 Day BROIS(2)(T)	—	831,243	831,243
BRL	69,842	01/04/21	10.300%	(T)	1 Day BROIS(2)(T)	—	1,888,497	1,888,497
BRL	62,645	01/04/21	9.350%	(T)	1 Day BROIS(1)(T)	—	(1,070,789)	(1,070,789)
BRL	56,571	01/04/21	8.660%	(T)	1 Day BROIS(2)(T)	—	499,045	499,045
BRL	52,225	01/04/21	9.470%	(T)	1 Day BROIS(1)(T)	—	(964,546)	(964,546)
BRL	45,133	01/04/21	10.050%	(T)	1 Day BROIS(2)(T)	—	1,083,935	1,083,935
BRL	35,249	01/04/21	10.000%	(T)	1 Day BROIS(2)(T)	—	826,814	826,814
BRL	34,017	01/04/21	10.250%	(T)	1 Day BROIS(2)(T)	—	899,923	899,923
BRL	28,313	01/02/23	9.280%	(T)	1 Day BROIS(1)(T)	—	(309,268)	(309,268)
BRL	16,910	01/02/23	9.260%	(T)	1 Day BROIS(1)(T)	—	(167,316)	(167,316)
BRL	26,052	01/02/25	9.920%	(T)	1 Day BROIS(2)(T)	—	543,853	543,853
BRL	21,820	01/02/25	10.040%	(T)	1 Day BROIS(2)(T)	—	525,237	525,237
EUR	20,000	05/11/20	(0.054)%	(A)	6 Month EURIBOR(1)(S)	(8,751)	(46,157)	(37,406)
EUR	8,170	05/11/21	0.100%	(A)	6 Month EURIBOR(1)(S)	(30,310)	(29,185)	1,125
EUR	13,150	05/11/22	0.156%	(A)	6 Month EURIBOR(1)(S)	10,428	19,279	8,851
EUR	5,605	05/11/23	0.650%	(A)	6 Month EURIBOR(1)(S)	(48,394)	(135,054)	(86,660)
EUR	3,975	05/11/24	0.396%	(A)	6 Month EURIBOR(1)(S)	19,061	20,640	1,579
EUR	10,215	05/11/26	0.750%	(A)	6 Month EURIBOR(1)(S)	(27,513)	(57,625)	(30,112)
EUR	13,765	05/11/27	0.736%	(A)	6 Month EURIBOR(1)(S)	382,806	105,360	(277,446)
EUR	9,285	05/11/28	0.750%	(A)	6 Month EURIBOR(1)(S)	373,721	175,667	(198,054)
EUR	6,720	02/15/30	1.124%	(A)	6 Month EURIBOR(1)(S)	(1,603)	(19,282)	(17,679)
EUR	17,990	10/04/32	2.080%	(A)	3 Month EURIBOR(1)(Q)	—	(143,083)	(143,083)
EUR	17,990	10/04/32	2.000%	(A)	1 Day EONIA(2)(A)	—	136,944	136,944
EUR	1,600	05/11/35	1.050%	(A)	6 Month EURIBOR(1)(S)	119,344	83,586	(35,758)
EUR	3,750	05/11/37	1.253%	(A)	6 Month EURIBOR(1)(S)	169,069	87,501	(81,568)
EUR	26,890	08/24/37	2.033%	(A)	3 Month EURIBOR(1)(Q)	(2,818)	(292,061)	(289,243)
EUR	26,890	08/24/37	1.960%	(A)	1 Day EONIA(2)(A)	—	303,042	303,042
EUR	16,195	10/25/37	2.114%	(A)	6 Month EURIBOR(1)(S)	—	(191,517)	(191,517)
EUR	16,195	10/25/37	2.085%	(A)	3 Month EURIBOR(2)(Q)	—	211,302	211,302
EUR	1,275	05/11/42	1.350%	(A)	6 Month EURIBOR(1)(S)	52,801	23,041	(29,760)
EUR	2,955	01/26/48	1.863%	(A)	6 Month EURIBOR(1)(S)	—	(53,220)	(53,220)
EUR	2,955	01/26/48	1.853%	(A)	3 Month EURIBOR(2)(Q)	—	52,472	52,472
EUR	10,030	03/19/48	1.658%	(A)	6 Month EURIBOR(1)(S)	—	(51,393)	(51,393)
EUR	10,030	03/19/48	1.650%	(A)	3 Month EURIBOR(2)(Q)	—	47,357	47,357
GBP	3,925	07/06/32	1.933%	(S)	6 Month GBP LIBOR(2)(S)	—	132,735	132,735

A1188

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	13,265	10/30/32	1.633%	(S)	6 Month GBP LIBOR(2)(S)	$3,036	$283,795	$280,759
GBP	4,715	07/06/42	1.850%	(S)	6 Month GBP LIBOR(1)(S)	—	(170,271)	(170,271)
GBP	7,430	10/30/47	1.680%	(S)	6 Month GBP LIBOR(1)(S)	—	(494,137)	(494,137)
JPY	7,183,200	12/20/24	0.126%	(S)	6 Month JPY LIBOR(2)(S)	(100,876)	(177,295)	(76,419)
	25,085	09/30/18	0.747%	(A)	1 Day USOIS(1)(A)	—	183,762	183,762
	31,805	10/07/18	1.253%	(A)	1 Day USOIS(1)(A)	—	115,537	115,537
	86,560	11/17/18	1.080%	(T)	1 Day USOIS(1)(T)	—	477,481	477,481
	130,130	11/18/18	0.911%	(A)	1 Day USOIS(1)(A)	(7,470)	938,409	945,879
	237,610	02/15/19	1.820%	(T)	1 Day USOIS(1)(T)	—	56,155	56,155
	20,422	03/31/19	1.431%	(A)	1 Day USOIS(1)(A)	—	274,138	274,138
	20,412	03/31/19	1.431%	(A)	1 Day USOIS(1)(A)	—	274,263	274,263
	90,130	06/30/19	1.502%	(A)	1 Day USOIS(1)(A)	(54,092)	441,565	495,657
	16,755	06/30/19	1.486%	(A)	1 Day USOIS(1)(A)	—	86,714	86,714
	31,820	07/14/19	1.428%	(A)	1 Day USOIS(1)(A)	—	186,047	186,047
	478,670	09/08/19	1.290%	(A)	1 Day USOIS(1)(A)	—	4,884,213	4,884,213
	82,950	09/30/19	1.707%	(A)	1 Day USOIS(1)(A)	23,355	361,271	337,916
	155,365	12/31/19	1.840%	(A)	1 Day USOIS(1)(A)	120,517	796,037	675,520
	110,720	12/31/19	2.107%	(A)	1 Day USOIS(1)(A)	(2,539)	60,470	63,009
	81,840	12/31/19	1.950%	(A)	1 Day USOIS(1)(A)	23,535	264,643	241,108
	49,510	12/31/19	2.040%	(A)	1 Day USOIS(1)(A)	546	83,477	82,931
	20,195	03/08/20	2.157%	(A)	1 Day USOIS(1)(A)	—	(7,487)	(7,487)
	160,350	03/28/20	2.190%	(A)	1 Day USOIS(1)(A)	(8,239)	(50,320)	(42,081)
	42,325	07/17/20	1.521%	(A)	1 Day USOIS(1)(A)	—	548,274	548,274
	26,175	11/30/21	1.762%	(S)	3 Month LIBOR(2)(Q)	—	(722,097)	(722,097)
	50,075	02/16/22	—	(3)	— (3)	—	(15,034)	(15,034)
	66,200	02/24/22	—	(4)	— (4)	—	(5,015)	(5,015)
	9,145	05/31/22	2.353%	(A)	1 Day USOIS(1)(A)	—	(15,671)	(15,671)
	103,165	11/01/22	1.815%	(S)	3 Month LIBOR(2)(Q)	—	(3,413,128)	(3,413,128)
	31,180	03/26/23	2.791%	(S)	3 Month LIBOR(2)(Q)	(3,803)	128,961	132,764
	16,640	05/31/23	1.395%	(S)	3 Month LIBOR(1)(Q)	—	1,001,892	1,001,892
	16,640	05/31/23	1.394%	(S)	3 Month LIBOR(1)(Q)	—	1,002,832	1,002,832
	16,060	05/31/23	1.513%	(S)	3 Month LIBOR(1)(Q)	—	869,159	869,159
	14,210	05/31/23	1.578%	(S)	3 Month LIBOR(1)(Q)	(27,343)	720,421	747,764
	6,180	05/31/23	1.584%	(S)	3 Month LIBOR(1)(Q)	—	311,725	311,725
	55,082	11/15/23	2.209%	(S)	3 Month LIBOR(1)(Q)	—	1,100,399	1,100,399
	85,009	02/15/24	2.151%	(S)	3 Month LIBOR(1)(Q)	(108,121)	2,566,588	2,674,709
	72,675	02/15/24	2.183%	(S)	3 Month LIBOR(1)(Q)	(125,964)	2,051,662	2,177,626
	68,695	02/15/24	2.167%	(S)	3 Month LIBOR(1)(Q)	(181,091)	2,012,494	2,193,585
	47,150	02/15/24	2.115%	(S)	3 Month LIBOR(1)(Q)	115,343	1,518,184	1,402,841
	9,975	05/15/24	1.808%	(A)	1 Day USOIS(1)(A)	—	275,195	275,195
	209,015	08/15/24	2.170%	(S)	3 Month LIBOR(1)(Q)	1,112,560	6,637,693	5,525,133

A1189

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
74,030	08/15/24	2.176%	(S)	3 Month LIBOR(1)(Q)	$286,984	$2,326,093	$2,039,109
25,130	08/15/24	2.168%	(S)	3 Month LIBOR(1)(Q)	—	800,581	800,581
67,570	11/15/24	2.334%	(S)	3 Month LIBOR(1)(Q)	213,788	1,599,768	1,385,980
7,300	02/14/25	—	(5)	— (5)	—	11,282	11,282
16,400	02/28/25	2.454%	(A)	1 Day USOIS(1)(A)	10,510	(83,565)	(94,075)
360	04/28/26	1.809%	(S)	3 Month LIBOR(1)(Q)	—	22,951	22,951
50,191	02/15/27	1.824%	(A)	1 Day USOIS(1)(A)	646,345	2,158,112	1,511,767
22,445	02/15/27	2.067%	(A)	1 Day USOIS(1)(A)	(14,896)	518,518	533,414
16,000	02/15/27	1.899%	(A)	1 Day USOIS(1)(A)	21,185	473,151	451,966
9,925	02/15/27	1.965%	(A)	1 Day USOIS(1)(A)	—	237,526	237,526
13,780	05/08/27	2.309%	(S)	3 Month LIBOR(1)(Q)	—	413,468	413,468
9,225	05/15/27	1.823%	(A)	1 Day USOIS(1)(A)	—	448,244	448,244
2,355	05/15/27	2.295%	(S)	3 Month LIBOR(1)(Q)	(1,162)	80,674	81,836
33,260	03/26/28	2.884%	(S)	3 Month LIBOR(1)(Q)	7,637	(315,134)	(322,771)
15,940	05/03/32	2.434%	(S)	3 Month LIBOR(2)(Q)	—	(609,235)	(609,235)
11,815	03/26/33	2.942%	(S)	3 Month LIBOR(2)(Q)	(3,834)	164,333	168,167
8,655	10/16/33	2.890%	(S)	3 Month LIBOR(2)(Q)	—	(16,989)	(16,989)
43,530	02/15/36	2.338%	(S)	3 Month LIBOR(2)(Q)	(287,995)	(3,143,345)	(2,855,350)
12,610	05/03/37	2.508%	(S)	3 Month LIBOR(1)(Q)	—	545,324	545,324
7,140	03/16/38	2.987%	(S)	3 Month LIBOR(2)(Q)	—	160,057	160,057
4,585	02/15/42	1.369%	(A)	1 Day USOIS(1)(A)	—	846,474	846,474
8,170	10/04/42	2.527%	(S)	3 Month LIBOR(2)(Q)	—	(406,667)	(406,667)
1,160	11/15/43	2.659%	(S)	3 Month LIBOR(1)(Q)	—	39,495	39,495
2,935	09/27/46	1.380%	(A)	1 Day USOIS(1)(A)	—	599,829	599,829
7,210	10/04/47	2.536%	(S)	3 Month LIBOR(1)(Q)	—	381,638	381,638
5,360	03/16/48	2.970%	(S)	3 Month LIBOR(1)(Q)	—	(167,277)	(167,277)
1,765	04/09/48	2.545%	(S)	3 Month LIBOR(1)(Q)	—	105,536	105,536
1,635	05/08/48	2.627%	(S)	3 Month LIBOR(1)(Q)	—	69,673	69,673

					$2,665,757	$37,155,121	$34,489,364

Securities with a combined market value of $51,721,440 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	Portfolio pays the floating rate of 1 Month LIBOR plus 7.625 bps quarterly and receives 3 Month LIBOR quarterly.
(4)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.25 bps quarterly and receives 3 Month LIBOR quarterly.
(5)	Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives 1 Day USOIS plus 38.25 bps quarterly.

A1190

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreement:
Credit Suisse First Boston Corp.	01/12/41	1,673	Pay monthly variable payments based on 1 Month LIBOR and receive monthly fixed payments based on IOS.FN30.450.10 Index	$ (9,852)	$ (3,657)	$ (6,195)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$9,816,844,723	$2,785,741,015	$91,636
Preferred Stocks	4,835,242	34,139,735	—
Rights	231,231	—	—
Unaffiliated Exchange Traded Funds	35,495,714	—	—
Asset-Backed Securities
Automobiles	—	43,428,202	—
Collateralized Loan Obligations	—	716,957,704	—
Consumer Loans	—	116,804,695	—
Credit Cards	—	35,581,535	—
Home Equity Loans	—	61,514,652	—
Residential Mortgage-Backed Securities	—	116,606,772	—
Student Loans	—	15,195,773	—
Bank Loans	—	18,822,933	1,793,598
Commercial Mortgage-Backed Securities	—	848,446,200	—
Corporate Bonds	—	1,769,584,698	—
Municipal Bonds	—	45,045,298	—
Residential Mortgage-Backed Securities	—	225,797,290	—
Sovereign Bonds	—	261,420,636	—
U.S. Government Agency Obligations	—	466,166,516	—
U.S. Treasury Obligations	—	223,790,489	—
Affiliated Mutual Funds	3,052,975,499	—	—
Options Purchased	8,775,477	—	—
Options Written	—	(102,894)	—
Other Financial Instruments*
Futures Contracts	(60,986,249)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,827,803	—
Centrally Cleared Credit Default Swap Agreements	—	(711,922)	—
OTC Credit Default Swap Agreements	—	(947,159)	31,538
OTC Currency Swap Agreements	—	(1,822,966)	—
Centrally Cleared Inflation Swap Agreements	—	(236,144)	—
Centrally Cleared Interest Rate Swap Agreements	—	34,489,364	—
OTC Total Return Swap Agreements	—	(9,852)	—

Total	$12,858,171,637	$7,817,530,373	$1,916,772

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1191

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 96.6%
Australia — 6.4%
AGL Energy Ltd.	39,848	$667,877
Aristocrat Leisure Ltd.	33,121	618,386
ASX Ltd.	11,613	503,279
Australia & New Zealand Banking Group Ltd.	176,029	3,663,750
BHP Billiton Ltd.	188,753	4,183,802
BHP Billiton PLC	125,400	2,478,301
BlueScope Steel Ltd.	224,761	2,644,351
Caltex Australia Ltd.	16,007	388,827
CIMIC Group Ltd.	42,452	1,461,093
Cochlear Ltd.	3,566	500,835
Commonwealth Bank of Australia	15,438	863,320
Computershare Ltd.	29,154	390,968
Crown Resorts Ltd.	498,644	4,897,209
CSL Ltd.	27,066	3,260,871
Dexus	58,968	424,613
Fortescue Metals Group Ltd.	291,211	980,994
Goodman Group, REIT	105,901	688,580
Insurance Australia Group Ltd.	1,007,341	5,832,426
LendLease Group	32,085	430,164
Macquarie Group Ltd.	93,009	7,416,266
Medibank Private Ltd.	160,718	360,735
Mirvac Group, REIT	1,878,004	3,121,029
Ramsay Health Care Ltd.	64,577	3,111,188
Sonic Healthcare Ltd.	24,364	431,101
South32 Ltd.	303,752	763,381
Stockland, REIT	110,384	342,511
Treasury Wine Estates Ltd.	43,433	567,462
Wesfarmers Ltd.	127,716	4,092,636
Woolworths Group Ltd.	75,111	1,524,530

		56,610,485

Austria — 0.6%
OMV AG	75,167	4,384,273
Raiffeisen Bank International AG*	8,951	348,638
voestalpine AG	13,712	719,294

		5,452,205

Belgium — 0.9%
KBC Group NV	80,512	7,010,906
UCB SA	7,747	630,904

		7,641,810

China — 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	4,274,700	3,981,383

Denmark — 1.7%
Danske Bank A/S	44,614	1,671,611
DSV A/S	11,556	912,327
H. Lundbeck A/S	15,516	871,479
Novo Nordisk A/S (Class B Stock)	108,620	5,342,568
Orsted A/S, 144A	102,893	6,694,416

		15,492,401

Finland — 0.4%
Elisa OYJ	8,407	380,244
Neste OYJ	7,500	522,038
Sampo OYJ (Class A Stock)	26,436	1,472,823

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
UPM-Kymmene OYJ(a)	32,496	$1,204,753

		3,579,858

France — 9.0%
AXA SA	174,727	4,644,775
BNP Paribas SA	66,592	4,938,515
Cie de Saint-Gobain	29,229	1,543,440
Dassault Aviation SA	190	362,979
Dassault Systemes SE	7,626	1,037,086
Edenred	13,122	456,417
Eiffage SA	13,691	1,559,287
Faurecia SA	68,186	5,517,351
Ipsen SA	2,374	369,005
Klepierre SA, REIT	13,156	530,282
LVMH Moet Hennessy Louis Vuitton SE	36,321	11,193,171
Natixis SA	722,255	5,926,328
Orange SA	429,981	7,308,760
Pernod Ricard SA	12,095	2,013,919
Peugeot SA	34,538	831,655
Publicis Groupe SA	11,604	808,008
Safran SA	18,064	1,917,128
Sanofi	128,449	10,306,770
Schneider Electric SE*	33,555	2,954,903
TOTAL SA(a)	137,215	7,865,129
Vinci SA	83,269	8,201,597

		80,286,505

Germany — 7.3%
Allianz SE	40,812	9,225,856
BASF SE	57,030	5,783,838
Bayer AG	62,762	7,075,403
Bayerische Motoren Werke AG	19,655	2,137,872
Brenntag AG	9,403	559,781
Covestro AG, 144A	68,873	6,781,733
Daimler AG	54,393	4,634,290
Deutsche Lufthansa AG	149,431	4,776,944
Deutsche Post AG	18,547	812,347
Deutsche Telekom AG	201,824	3,301,985
E.ON SE	134,468	1,494,222
Fraport AG Frankfurt Airport Services Worldwide	3,261	321,836
Fresenius Medical Care AG & Co. KGaA	44,632	4,558,394
Fresenius SE & Co. KGaA	24,525	1,875,301
Hannover Rueck SE	3,540	482,970
Henkel AG & Co. KGaA	6,295	793,068
Linde AG*	10,866	2,296,089
Merck KGaA	7,582	727,478
MTU Aero Engines AG	3,156	531,906
ProSiebenSat.1 Media SE	57,780	2,001,298
RWE AG*	30,709	759,072
SAP SE	8,594	902,215
Siemens AG	8,303	1,059,442
TUI AG	26,541	569,133
United Internet AG	7,452	469,556
Volkswagen AG	1,997	399,701
Wirecard AG	6,579	779,887

		65,111,617

A1192

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong — 4.5%
AIA Group Ltd.	89,600	$765,962
ASM Pacific Technology Ltd.	80,200	1,129,885
Bank of East Asia Ltd. (The)	517,400	2,073,170
CK Asset Holdings Ltd.	155,000	1,308,056
CK Hutchison Holdings Ltd.	310,500	3,730,742
CK Infrastructure Holdings Ltd.	45,000	368,834
CLP Holdings Ltd.	99,500	1,014,503
Galaxy Entertainment Group Ltd. (Class L Stock)	876,000	8,040,531
Hang Seng Bank Ltd.	231,200	5,371,838
Henderson Land Development Co. Ltd.	72,000	472,109
HKT Trust & HKT Ltd.	277,000	349,237
Jardine Matheson Holdings Ltd.	39,200	2,415,752
Kerry Properties Ltd.	590,000	2,667,972
WH Group Ltd., 144A	5,928,000	6,351,768
Wharf Holdings Ltd. (The)	1,100,000	3,808,519
Wheelock & Co. Ltd.	48,000	352,082

		40,220,960

Ireland — 0.1%
AIB Group PLC	55,705	335,283
Paddy Power Betfair PLC	4,870	500,226

		835,509

Israel — 0.3%
Bank Leumi Le-Israel BM	84,742	511,879
Check Point Software Technologies Ltd.*	7,700	764,917
Mizrahi Tefahot Bank Ltd.	18,961	363,215
Nice Ltd.*	8,196	765,803

		2,405,814

Italy — 3.0%
Atlantia SpA	67,317	2,085,911
Enel SpA	488,273	2,987,850
Ferrari NV	7,468	897,742
Intesa Sanpaolo SpA	2,218,131	8,076,234
Mediobanca Banca di Credito Finanziario SpA	522,710	6,145,194
Poste Italiane SpA, 144A	46,421	424,026
Recordati SpA	39,251	1,448,181
Telecom Italia SpA*	4,749,689	4,509,805
Terna Rete Elettrica Nazionale SpA	86,304	504,352

		27,079,295

Japan — 25.1%
Aeon Mall Co. Ltd.	17,900	376,477
Aisin Seiki Co. Ltd.	77,000	4,202,119
Alfresa Holdings Corp.	106,000	2,393,564
Alps Electric Co. Ltd.	13,500	334,181
Asahi Glass Co. Ltd.	12,300	515,459
Asahi Group Holdings Ltd.	45,900	2,468,438
Asahi Kasei Corp.	77,000	1,029,170
Astellas Pharma, Inc.	138,300	2,115,436
Brother Industries Ltd.	14,500	336,218
Canon, Inc.	213,200	7,734,535
Central Japan Railway Co.	39,400	7,519,201
Concordia Financial Group Ltd.	75,500	426,308
Daifuku Co. Ltd.	22,000	1,304,325
Dai-ichi Life Holdings, Inc.	65,400	1,207,381
Daiwa House Industry Co. Ltd.	191,200	7,365,661

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Daiwa Securities Group, Inc.	95,000	$611,410
Denso Corp.	28,100	1,545,626
Disco Corp.	8,200	1,752,696
Don Quijote Holdings Co. Ltd.	6,900	395,441
Fast Retailing Co. Ltd.	14,900	5,985,823
FUJIFILM Holdings Corp.	23,300	930,455
Hitachi Construction Machinery Co. Ltd.	8,800	341,589
Hitachi Ltd.	1,149,000	8,368,865
Honda Motor Co. Ltd.	109,500	3,790,517
Isuzu Motors Ltd.	33,300	510,205
ITOCHU Corp.(a)	331,000	6,463,495
J Front Retailing Co. Ltd.	36,500	616,462
Japan Post Bank Co. Ltd.	451,900	6,132,698
Japan Post Holdings Co. Ltd.	93,800	1,139,897
Japan Tobacco, Inc.	66,500	1,899,707
JFE Holdings, Inc.	126,200	2,545,625
JXTG Holdings, Inc.	1,018,700	6,210,586
Kajima Corp.	53,000	498,272
Kansai Electric Power Co., Inc. (The)	40,900	534,750
Kao Corp.	29,100	2,184,639
KDDI Corp.	105,900	2,727,394
Keyence Corp.	5,600	3,498,085
Kirin Holdings Co. Ltd.	52,500	1,397,660
Koito Manufacturing Co. Ltd.	6,800	474,873
Komatsu Ltd.	130,000	4,354,865
Konica Minolta, Inc.	39,000	331,537
Kose Corp.	1,900	399,424
Kyocera Corp.	18,500	1,048,915
Kyushu Electric Power Co., Inc.	34,800	420,298
Marubeni Corp.	844,000	6,163,339
Mebuki Financial Group, Inc.	85,000	330,173
Medipal Holdings Corp.	19,500	406,984
MINEBEA MITSUMI, Inc.	23,700	509,591
Mitsubishi Chemical Holdings Corp.	696,700	6,783,399
Mitsubishi Corp.	116,700	3,141,454
Mitsubishi Electric Corp.	110,500	1,793,476
Mitsubishi Estate Co. Ltd.	75,700	1,268,084
Mitsubishi Gas Chemical Co., Inc.	15,800	381,298
Mitsubishi Tanabe Pharma Corp.	17,800	359,619
Mitsui & Co. Ltd.	98,000	1,686,371
Mitsui Chemicals, Inc.	109,600	3,479,716
Mizuho Financial Group, Inc.(a)	1,424,400	2,595,796
Nexon Co. Ltd.*	23,000	389,935
NGK Spark Plug Co. Ltd.	15,100	363,850
Nippon Building Fund, Inc.	78	432,653
Nippon Electric Glass Co. Ltd.	11,900	344,960
Nippon Steel & Sumitomo Metal Corp.	44,100	968,212
Nippon Telegraph & Telephone Corp.	163,200	7,613,781
Nomura Holdings, Inc.	857,700	5,001,520
Nomura Real Estate Master Fund, Inc.	1,105	1,537,848
Obayashi Corp.	37,500	413,095
Obic Co. Ltd.	4,400	370,779
Olympus Corp.	18,000	688,304
Omron Corp.	11,800	689,787
ORIX Corp.	78,500	1,406,796
Otsuka Corp.	9,000	458,845
Panasonic Corp.	129,500	1,859,684
Pola Orbis Holdings, Inc.	44,700	1,863,418
Recruit Holdings Co. Ltd.	64,100	1,606,578

A1193

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Resona Holdings, Inc.	136,700	$734,756
Sankyo Co. Ltd.	71,300	2,494,250
Shin-Etsu Chemical Co. Ltd.	13,000	1,356,019
Shionogi & Co. Ltd.	43,700	2,275,613
Shiseido Co. Ltd.	14,300	918,303
Sony Corp.	190,100	9,352,979
Stanley Electric Co. Ltd.	142,800	5,361,665
Sumitomo Chemical Co. Ltd.	99,000	574,369
Sumitomo Corp.	68,400	1,145,873
Sumitomo Heavy Industries Ltd.	9,000	343,866
Sumitomo Mitsui Financial Group, Inc.(a)	202,700	8,599,402
Sumitomo Realty & Development Co. Ltd.	22,000	822,066
Suzuki Motor Corp.	19,600	1,064,150
Taisei Corp.	86,700	4,446,817
Takashimaya Co. Ltd.	36,000	346,057
Takeda Pharmaceutical Co. Ltd.	18,900	921,588
TDK Corp.	7,700	685,983
Terumo Corp.	18,800	977,822
THK Co. Ltd.	8,100	336,959
Tohoku Electric Power Co., Inc.	29,700	404,016
Tokyo Electron Ltd.	9,300	1,720,417
Tokyo Tatemono Co. Ltd.	24,100	364,803
Tosoh Corp.	254,600	5,020,840
Toyota Industries Corp.	9,300	562,225
Toyota Motor Corp.(a)	160,000	10,389,063
Toyota Tsusho Corp.	13,100	442,708
Yamaha Motor Co. Ltd.	15,800	470,081

		223,482,317

Luxembourg — 0.7%
ArcelorMittal*	201,832	6,410,653

Netherlands — 4.3%
ABN AMRO Group NV, CVA, 144A	205,040	6,182,652
Aegon NV	104,668	706,177
ASML Holding NV	22,557	4,472,914
Koninklijke Ahold Delhaize NV	279,021	6,611,667
Koninklijke DSM NV	10,939	1,087,304
NN Group NV	18,039	801,473
Randstad Holding NV(a)	46,612	3,069,870
Royal Dutch Shell PLC (Class A Stock)	269,466	8,525,487
Royal Dutch Shell PLC (Class B Stock)	219,424	7,060,705

		38,518,249

New Zealand — 0.0%
Auckland International Airport Ltd.	77,740	344,964

Norway — 1.7%
DNB ASA	303,065	5,969,543
Marine Harvest ASA	348,424	7,042,859
Orkla ASA	165,220	1,780,575

		14,792,977

Portugal — 0.1%
EDP - Energias de Portugal SA	140,061	532,177
Galp Energia SGPS SA	24,168	455,778

		987,955

Singapore — 1.4%
DBS Group Holdings Ltd.	109,700	2,317,122
Golden Agri-Resources Ltd.	1,437,100	385,260

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Oversea-Chinese Banking Corp. Ltd.	647,300	$6,376,553
Singapore Airlines Ltd.	46,300	384,737
United Overseas Bank Ltd.	80,900	1,702,316
Wilmar International Ltd.	543,000	1,323,859

		12,489,847

South Africa — 0.1%
Investec PLC	41,008	316,922
Mondi PLC	21,846	587,178

		904,100

Spain — 3.1%
Abertis Infraestructuras SA	42,158	945,096
ACS Actividades de Construccion y Servicios SA	14,793	577,157
Aena SME SA, 144A	4,028	812,221
Amadeus IT Group SA	76,598	5,668,498
Banco Santander SA	202,466	1,325,218
Bankinter SA(a)	312,021	3,212,364
Endesa SA	19,500	429,589
Gas Natural SDG SA	21,958	524,096
Iberdrola SA	784,968	5,772,184
Red Electrica Corp. SA	26,625	549,605
Repsol SA	415,019	7,377,237
Siemens Gamesa Renewable Energy SA(a)	23,804	382,601

		27,575,866

Sweden — 3.6%
Atlas Copco AB (Class A Stock)	94,985	4,125,370
Atlas Copco AB (Class B Stock)	23,371	912,536
Boliden AB	16,793	590,919
Hexagon AB (Class B Stock)	53,696	3,205,059
Sandvik AB	357,407	6,548,133
Skandinaviska Enskilda Banken AB (Class A Stock)(a)	93,329	980,543
Swedbank AB (Class A Stock)	54,016	1,213,758
Swedish Match AB	156,737	7,102,964
Volvo AB (Class B Stock)(a)	410,930	7,521,817

		32,201,099

Switzerland — 7.2%
Adecco Group AG	9,633	686,158
Chocoladefabriken Lindt & Spruengli AG	62	384,661
Chocoladefabriken Lindt & Spruengli AG	6	436,754
Coca-Cola HBC AG*	22,889	847,044
Ferguson PLC	15,333	1,153,190
Geberit AG	2,174	961,391
Julius Baer Group Ltd.*	13,410	825,271
Nestle SA	116,960	9,244,697
Novartis AG	161,159	13,034,681
Partners Group Holding AG	8,536	6,351,847
Roche Holding AG	63,454	14,556,165
Schindler Holding AG	9,030	1,948,382
STMicroelectronics NV	36,832	819,651
Swiss Life Holding AG*	1,919	683,869
Swiss Re AG	35,986	3,672,974
Zurich Insurance Group AG*	25,038	8,259,094

		63,865,829

A1194

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom — 14.5%
3i Group PLC	60,385	$728,837
Anglo American PLC	338,548	7,886,345
Ashtead Group PLC	25,054	683,139
Berkeley Group Holdings PLC	108,577	5,771,890
BP PLC	916,009	6,178,561
British American Tobacco PLC	72,338	4,181,624
British Land Co. PLC (The), REIT	324,910	2,928,844
BT Group PLC	496,958	1,586,192
CNH Industrial NV	62,392	770,981
Coca-Cola European Partners PLC	9,300	387,437
DCC PLC	46,134	4,250,645
Diageo PLC	122,877	4,155,655
Direct Line Insurance Group PLC	1,098,401	5,881,386
Experian PLC	92,027	1,990,233
Fiat Chrysler Automobiles NV*	64,837	1,322,436
HSBC Holdings PLC	617,161	5,795,569
Imperial Brands PLC	58,863	2,004,251
J Sainsbury PLC	1,068,253	3,583,430
Legal & General Group PLC	361,730	1,310,636
Lloyds Banking Group PLC	9,914,035	9,018,050
London Stock Exchange Group PLC	18,908	1,094,823
Micro Focus International PLC	224,079	3,128,946
National Grid PLC	200,269	2,254,320
Next PLC	8,818	589,473
Persimmon PLC	63,026	2,236,929
Reckitt Benckiser Group PLC	6,652	561,479
Rio Tinto Ltd.	23,994	1,359,313
Rio Tinto PLC	70,897	3,597,593
Royal Mail PLC	842,936	6,397,685
Schroders PLC	27,824	1,248,412
Severn Trent PLC	14,386	372,431
Smith & Nephew PLC	366,849	6,862,627
SSE PLC	91,238	1,636,746
Tate & Lyle PLC	539,696	4,121,992
Taylor Wimpey PLC	197,610	511,947
Tesco PLC	562,047	1,626,677
Unilever NV, CVA	97,030	5,476,907
Unilever PLC	73,540	4,078,707
Vodafone Group PLC	2,916,051	7,978,388
Wm Morrison Supermarkets PLC	1,140,615	3,422,258

		128,973,794

United States — 0.1%
QIAGEN NV*	13,152	425,183

TOTAL COMMON STOCKS (cost $805,671,320)		859,670,675

PREFERRED STOCKS — 1.1%
Germany
Henkel AG & Co. KGaA (PRFC)	14,879	1,955,892
Volkswagen AG (PRFC)	41,048	8,181,447

TOTAL PREFERRED STOCKS (cost $7,878,226)		10,137,339

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUND — 0.9%
iShares MSCI EAFE ETF (cost $8,309,593)	117,537	$8,189,978

TOTAL LONG-TERM INVESTMENTS (cost $821,859,139)		877,997,992

SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MUTUAL FUNDS — 3.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,006,522	2,006,522
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $32,131,752; includes $32,108,935 of cash collateral for securities on loan)(b)(w)	32,135,080	32,131,867

TOTAL AFFILIATED MUTUAL FUNDS (cost $34,138,274)		34,138,389

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills(k)
1.600%	06/14/18	200	199,328
1.630%	06/14/18	200	199,328
1.705%	06/14/18	850	847,143

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,245,751)			1,245,799

TOTAL SHORT-TERM INVESTMENTS (cost $35,384,025)			35,384,188

TOTAL INVESTMENTS — 102.6% (cost $857,243,164)			913,382,180
Liabilities in excess of other assets(z) — (2.6)%			(23,437,325)

NET ASSETS — 100.0%			$889,944,855

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,507,352; cash collateral of $32,108,935 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.

A1195

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.	(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
120	Mini MSCI EAFE Index	Jun. 2018	$12,003,600	$ (220,598)

Securities with a combined market value of $1,245,799 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$56,610,485	$—
Austria	—	5,452,205	—
Belgium	—	7,641,810	—
China	—	3,981,383	—
Denmark	—	15,492,401	—
Finland	—	3,579,858	—
France	—	80,286,505	—
Germany	—	65,111,617	—
Hong Kong	—	40,220,960	—
Ireland	—	835,509	—
Israel	764,917	1,640,897	—
Italy	—	27,079,295	—
Japan	—	223,482,317	—
Luxembourg	—	6,410,653	—
Netherlands	—	38,518,249	—
New Zealand	—	344,964	—
Norway	—	14,792,977	—
Portugal	—	987,955	—
Singapore	—	12,489,847	—
South Africa	—	904,100	—
Spain	—	27,575,866	—
Sweden	—	32,201,099	—
Switzerland	—	63,865,829	—
United Kingdom	387,437	128,586,357	—
United States	—	425,183	—
Preferred Stocks
Germany	—	10,137,339	—
Unaffiliated Exchange Traded Fund	8,189,978	—	—
Affiliated Mutual Funds	34,138,389	—	—
U.S. Treasury Obligations	—	1,245,799	—
Other Financial Instruments*
Futures Contracts	(220,598)	—	—

Total	$43,260,123	$869,901,459	$—

A1196

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONCLUDED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Banks	11.7%
Pharmaceuticals	6.7
Oil, Gas & Consumable Fuels	5.5
Insurance	5.3
Metals & Mining	3.9
Automobiles	3.9
Chemicals	3.9
Affiliated Mutual Funds (3.6% represents investments purchased with collateral from securities on loan)	3.8
Machinery	3.7
Food Products	3.5
Capital Markets	3.4
Diversified Telecommunication Services	2.8
Electric Utilities	2.5
Trading Companies & Distributors	2.4
Food & Staples Retailing	2.3
Household Durables	2.2
Real Estate Management & Development	2.2
Electronic Equipment, Instruments & Components	2.0
Auto Components	2.0
Construction & Engineering	1.9
Tobacco	1.7
Personal Products	1.7
Hotels, Restaurants & Leisure	1.6
Health Care Providers & Services	1.4
Beverages	1.3
Industrial Conglomerates	1.3
Textiles, Apparel & Luxury Goods	1.3
Wireless Telecommunication Services	1.2
Equity Real Estate Investment Trusts (REITs)	1.1

Semiconductors & Semiconductor Equipment	1.1%
Technology Hardware, Storage & Peripherals	1.1
Health Care Equipment & Supplies	1.0
Road & Rail	0.9
Unaffiliated Exchange Traded Fund	0.9
IT Services	0.9
Professional Services	0.8
Air Freight & Logistics	0.8
Software	0.8
Specialty Retail	0.7
Multi-Utilities	0.6
Airlines	0.6
Electrical Equipment	0.6
Transportation Infrastructure	0.5
Household Products	0.4
Biotechnology	0.4
Building Products	0.3
Aerospace & Defense	0.3
Media	0.3
Leisure Products	0.3
Multiline Retail	0.2
Paper & Forest Products	0.2
Diversified Financial Services	0.2
U.S. Treasury Obligations	0.1
Gas Utilities	0.1
Internet Software & Services	0.1
Commercial Services & Supplies	0.1
Life Sciences Tools & Services	0.1
Water Utilities	0.0 *

102.6
Liabilities in excess of other assets	(2.6)

100.0%

*	Less than +/- 0.05%

A1197

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS
Aerospace & Defense — 3.2%
Arconic, Inc.	206,400	$4,755,456
Boeing Co. (The)	42,000	13,770,960
Curtiss-Wright Corp.	1,500	202,605
Harris Corp.	133,700	21,563,136
Huntington Ingalls Industries, Inc.	23,900	6,160,464
Lockheed Martin Corp.	85,000	28,724,050
Spirit AeroSystems Holdings, Inc. (Class A Stock)	81,400	6,813,180

		81,989,851

Air Freight & Logistics — 0.0%
FedEx Corp.	3,100	744,341

Airlines — 0.1%
Southwest Airlines Co.	48,300	2,766,624

Auto Components — 0.2%
BorgWarner, Inc.	119,300	5,992,439
Cooper-Standard Holdings, Inc.*	1,600	196,496

		6,188,935

Automobiles — 0.8%
General Motors Co.	319,400	11,606,996
Thor Industries, Inc.	85,600	9,858,552

		21,465,548

Banks — 7.4%
Bank of America Corp.	1,869,200	56,057,308
Citigroup, Inc.	439,200	29,646,000
Citizens Financial Group, Inc.	130,200	5,465,796
JPMorgan Chase & Co.	612,000	67,301,640
Wells Fargo & Co.	592,900	31,073,889

		189,544,633

Beverages — 1.4%
PepsiCo, Inc.	331,100	36,139,565

Biotechnology — 2.5%
AbbVie, Inc.	294,700	27,893,355
Biogen, Inc.*	36,300	9,939,666
Celgene Corp.*	227,200	20,268,512
Gilead Sciences, Inc.	44,900	3,385,011
Halozyme Therapeutics, Inc.*	148,600	2,911,074

		64,397,618

Building Products — 0.1%
Universal Forest Products, Inc.	72,300	2,346,135

Capital Markets — 2.3%
Affiliated Managers Group, Inc.	20,900	3,962,222
Ameriprise Financial, Inc.	107,700	15,933,138
Evercore, Inc. (Class A Stock)	22,700	1,979,440
Invesco Ltd.	21,600	691,416
Morgan Stanley	34,000	1,834,640
S&P Global, Inc.	176,300	33,683,878
TD Ameritrade Holding Corp.	5,100	302,073

		58,386,807

Chemicals — 2.4%
Chemours Co. (The)	463,800	22,591,698
Huntsman Corp.	64,900	1,898,325

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Ingevity Corp.*	21,500	$1,584,335
LyondellBasell Industries NV (Class A Stock)	204,700	21,632,696
Westlake Chemical Corp.	113,200	12,582,180

		60,289,234

Communications Equipment — 0.5%
Cisco Systems, Inc.	283,600	12,163,604

Construction & Engineering — 0.2%
EMCOR Group, Inc.	54,800	4,270,564

Consumer Finance — 1.5%
Capital One Financial Corp.	289,500	27,739,890
Green Dot Corp. (Class A Stock)*	25,300	1,623,248
Navient Corp.	626,700	8,222,304
OneMain Holdings, Inc.*	55,800	1,670,652

		39,256,094

Distributors — 0.0%
LKQ Corp.*	27,800	1,055,010

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	20,100	2,108,892

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	81,600	16,277,568

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	1,262,600	45,011,690
Verizon Communications, Inc.	854,700	40,871,754

		85,883,444

Electric Utilities — 1.0%
Exelon Corp.	632,900	24,689,429

Electrical Equipment — 0.2%
AMETEK, Inc.	39,400	2,993,218
Atkore International Group, Inc.*	40,000	794,000

		3,787,218

Equity Real Estate Investment Trusts (REITs) — 1.2%
Apple Hospitality REIT, Inc.	83,900	1,474,123
Brixmor Property Group, Inc.	451,900	6,891,475
CoreCivic, Inc.	184,000	3,591,680
DiamondRock Hospitality Co.	270,300	2,821,932
Franklin Street Properties Corp.	74,400	625,704
GEO Group, Inc. (The)	279,100	5,713,177
Spirit Realty Capital, Inc.	984,300	7,638,168
VEREIT, Inc.	124,200	864,432
Xenia Hotels & Resorts, Inc.	25,300	498,916

		30,119,607

Food & Staples Retailing — 0.9%
Kroger Co. (The)	831,600	19,908,504
Walmart, Inc.	43,800	3,896,886

		23,805,390

Food Products — 1.8%
Conagra Brands, Inc.	294,000	10,842,720
J.M. Smucker Co. (The)	29,100	3,608,691
Mondelez International, Inc. (Class A Stock)	79,500	3,317,535
Pilgrim’s Pride Corp.*(a)	27,800	684,158

A1198

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	386,000	$28,251,340

		46,704,444

Gas Utilities — 0.4%
UGI Corp.	240,800	10,696,336

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	280,500	16,807,560
Align Technology, Inc.*	10,200	2,561,526
Baxter International, Inc.	189,300	12,312,072
Boston Scientific Corp.*	353,700	9,663,084
Danaher Corp.	343,000	33,583,130
IDEXX Laboratories, Inc.*	57,100	10,928,369
Inogen, Inc.*	3,500	429,940
Intuitive Surgical, Inc.*	2,800	1,155,924
Masimo Corp.*	20,500	1,802,975
Medtronic PLC	245,800	19,718,076

		108,962,656

Health Care Providers & Services — 4.1%
Anthem, Inc.	25,500	5,602,350
Express Scripts Holding Co.*	439,900	30,388,292
HCA Healthcare, Inc.	136,500	13,240,500
Humana, Inc.	55,600	14,946,948
UnitedHealth Group, Inc.	177,300	37,942,200
WellCare Health Plans, Inc.*	9,400	1,820,122

		103,940,412

Hotels, Restaurants & Leisure — 1.6%
Hilton Grand Vacations, Inc.*	77,600	3,338,352
Hilton Worldwide Holdings, Inc.	128,900	10,152,164
McDonald’s Corp.	181,500	28,382,970

		41,873,486

Household Durables — 0.1%
Meritage Homes Corp.*	31,400	1,420,850

Household Products — 0.7%
Colgate-Palmolive Co.	14,900	1,068,032
Kimberly-Clark Corp.	141,100	15,539,343

		16,607,375

Independent Power & Renewable Electricity Producers — 1.0%
AES Corp.	704,500	8,010,165
NRG Energy, Inc.	568,300	17,350,199

		25,360,364

Industrial Conglomerates — 1.8%
3M Co.	65,900	14,466,368
Honeywell International, Inc.	226,000	32,659,260

		47,125,628

Insurance — 1.1%
Allstate Corp. (The)	61,000	5,782,800
American Equity Investment Life Holding Co.	104,700	3,073,992
American Financial Group, Inc.	11,900	1,335,418
American International Group, Inc.	52,200	2,840,724
MetLife, Inc.	172,400	7,911,436
Old Republic International Corp.	106,600	2,286,570

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unum Group	84,700	$4,032,567

		27,263,507

Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.*	22,300	32,275,682
Liberty Interactive Corp. QVC Group (Class A Stock)*	339,800	8,552,766
Netflix, Inc.*	51,700	15,269,595

		56,098,043

Internet Software & Services — 6.2%
Alphabet, Inc. (Class A Stock)*	33,240	34,474,534
Alphabet, Inc. (Class C Stock)*	58,678	60,543,374
Facebook, Inc. (Class A Stock)*	389,000	62,158,310

		157,176,218

IT Services — 2.7%
Accenture PLC (Class A Stock)	142,400	21,858,400
Automatic Data Processing, Inc.	13,700	1,554,676
Booz Allen Hamilton Holding Corp.	43,100	1,668,832
Cognizant Technology Solutions Corp. (Class A Stock)	413,500	33,286,750
Visa, Inc. (Class A Stock)(a)	97,400	11,650,988

		70,019,646

Leisure Products — 0.1%
Vista Outdoor, Inc.*	145,800	2,379,456

Life Sciences Tools & Services — 0.9%
Illumina, Inc.*	99,100	23,429,222

Machinery — 3.1%
Caterpillar, Inc.	193,300	28,488,554
Cummins, Inc.	135,600	21,979,404
Illinois Tool Works, Inc.	151,600	23,749,656
Oshkosh Corp.	74,000	5,717,980

		79,935,594

Media — 1.2%
Comcast Corp. (Class A Stock)	715,800	24,458,886
John Wiley & Sons, Inc. (Class A Stock)	2,800	178,360
News Corp. (Class A Stock)	296,000	4,676,800

		29,314,046

Metals & Mining — 1.4%
Freeport-McMoRan, Inc.*	1,538,600	27,033,202
Southern Copper Corp. (Peru)(a)	143,400	7,769,412

		34,802,614

Multiline Retail — 1.4%
Kohl’s Corp.	216,900	14,209,119
Macy’s, Inc.(a)	708,500	21,070,790

		35,279,909

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	416,200	25,142,642
Chevron Corp.	21,500	2,451,860
ConocoPhillips	490,300	29,069,887
Continental Resources, Inc.*	102,000	6,012,900
CVR Energy, Inc.(a)	4,000	120,880
Devon Energy Corp.	432,100	13,736,459
Exxon Mobil Corp.	132,300	9,870,903

A1199

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	404,500	$29,572,995
Phillips 66	67,500	6,474,600
Pioneer Natural Resources Co.	78,200	13,433,196
Valero Energy Corp.	174,800	16,216,196
World Fuel Services Corp.	2,800	68,740

		152,171,258

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*	80,900	229,756
Medifast, Inc.	9,000	841,050

		1,070,806

Pharmaceuticals — 3.0%
Allergan PLC	35,300	5,940,637
Bristol-Myers Squibb Co.	175,600	11,106,700
Johnson & Johnson	131,800	16,890,170
Merck & Co., Inc.	162,800	8,867,716
Perrigo Co. PLC	42,100	3,508,614
Pfizer, Inc.	157,000	5,571,930
Zoetis, Inc.	296,000	24,718,960

		76,604,727

Professional Services — 0.1%
Insperity, Inc.	43,800	3,046,290

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	456,200	21,541,764

Road & Rail — 0.9%
Norfolk Southern Corp.	176,500	23,965,170

Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc.	349,100	19,413,451
Broadcom Ltd.	108,100	25,473,765
Intel Corp.	403,900	21,035,112
MKS Instruments, Inc.	71,600	8,280,540
NVIDIA Corp.	151,900	35,178,521
Texas Instruments, Inc.	12,500	1,298,625

		110,680,014

Software — 6.9%
Activision Blizzard, Inc.	377,300	25,452,658
Adobe Systems, Inc.*	174,500	37,705,960
ANSYS, Inc.*	2,100	329,049
Dell Technologies, Inc. (Class V Stock)*	110,600	8,097,026
Intuit, Inc.	102,900	17,837,715
Microsoft Corp.	685,900	62,602,093
Oracle Corp.	540,000	24,705,000

		176,729,501

Specialty Retail — 1.6%
Foot Locker, Inc.	62,600	2,850,804
Gap, Inc. (The)	391,100	12,202,320
Genesco, Inc.*(a)	26,300	1,067,780
Group 1 Automotive, Inc.	14,900	973,566
Ross Stores, Inc.	300,100	23,401,798

		40,496,268

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	417,700	70,081,706
Hewlett Packard Enterprise Co.	1,193,500	20,933,990
HP, Inc.	991,100	21,724,912

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.	245,200	$22,624,604

		135,365,212

Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc.	45,100	4,694,910
Columbia Sportswear Co.	13,600	1,039,448
Lululemon Athletica, Inc.*	194,800	17,360,576
PVH Corp.	84,900	12,856,407
Skechers U.S.A., Inc. (Class A Stock)*	265,500	10,325,295
Wolverine World Wide, Inc.	44,300	1,280,270

		47,556,906

Tobacco — 1.1%
Altria Group, Inc.	451,300	28,125,016

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	40,400	2,945,160
WESCO International, Inc.*	62,100	3,853,305

		6,798,465

TOTAL LONG-TERM INVESTMENTS (cost $2,151,141,891)		2,510,217,314

SHORT-TERM INVESTMENTS — 2.6%

AFFILIATED MUTUAL FUNDS — 2.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	31,237,266	31,237,266
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost 33,507,688; includes $33,455,044 of cash collateral for securities on loan)(b)(w)	33,507,695	33,504,344

TOTAL AFFILIATED MUTUAL FUNDS (cost $64,744,954)		64,741,610

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills(k)
1.555%	06/14/18	700	697,647
1.630%	06/14/18	200	199,328
1.715%	06/14/18	1,000	996,638

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,893,654)			1,893,613

TOTAL SHORT-TERM INVESTMENTS (cost $66,638,608)			66,635,223

TOTAL INVESTMENTS — 100.9% (cost $2,217,780,499)			2,576,852,537
Liabilities in excess of other assets(z) — (0.9)%			(22,201,359)

NET ASSETS — 100.0%			$2,554,651,178

A1200

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,509,238; cash collateral of $33,455,044 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
325	S&P 500 E-Mini Index	Jun. 2018	$42,948,750	$(1,617,567)

Securities with a combined market value of $1,893,613 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$81,989,851	$—	$—
Air Freight & Logistics	744,341	—	—
Airlines	2,766,624	—	—
Auto Components	6,188,935	—	—
Automobiles	21,465,548	—	—
Banks	189,544,633	—	—
Beverages	36,139,565	—	—
Biotechnology	64,397,618	—	—
Building Products	2,346,135	—	—
Capital Markets	58,386,807	—	—
Chemicals	60,289,234	—	—
Communications Equipment	12,163,604	—	—
Construction & Engineering	4,270,564	—	—
Consumer Finance	39,256,094	—	—
Distributors	1,055,010	—	—
Diversified Consumer Services	2,108,892	—	—
Diversified Financial Services	16,277,568	—	—
Diversified Telecommunication Services	85,883,444	—	—
Electric Utilities	24,689,429	—	—
Electrical Equipment	3,787,218	—	—
Equity Real Estate Investment Trusts (REITs)	30,119,607	—	—
Food & Staples Retailing	23,805,390	—	—
Food Products	46,704,444	—	—
Gas Utilities	10,696,336	—	—
Health Care Equipment & Supplies	108,962,656	—	—

A1201

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Health Care Providers & Services	$103,940,412	$—	$—
Hotels, Restaurants & Leisure	41,873,486	—	—
Household Durables	1,420,850	—	—
Household Products	16,607,375	—	—
Independent Power & Renewable Electricity Producers	25,360,364	—	—
Industrial Conglomerates	47,125,628	—	—
Insurance	27,263,507	—	—
Internet & Direct Marketing Retail	56,098,043	—	—
Internet Software & Services	157,176,218	—	—
IT Services	70,019,646	—	—
Leisure Products	2,379,456	—	—
Life Sciences Tools & Services	23,429,222	—	—
Machinery	79,935,594	—	—
Media	29,314,046	—	—
Metals & Mining	34,802,614	—	—
Multiline Retail	35,279,909	—	—
Oil, Gas & Consumable Fuels	152,171,258	—	—
Personal Products	1,070,806	—	—
Pharmaceuticals	76,604,727	—	—
Professional Services	3,046,290	—	—
Real Estate Management & Development	21,541,764	—	—
Road & Rail	23,965,170	—	—
Semiconductors & Semiconductor Equipment	110,680,014	—	—
Software	176,729,501	—	—
Specialty Retail	40,496,268	—	—
Technology Hardware, Storage & Peripherals	135,365,212	—	—
Textiles, Apparel & Luxury Goods	47,556,906	—	—
Tobacco	28,125,016	—	—
Trading Companies & Distributors	6,798,465	—	—
U.S. Treasury Obligations	—	1,893,613	—
Affiliated Mutual Funds	64,741,610	—	—
Other Financial Instruments*
Futures Contracts	(1,617,567)	—	—

Total	$2,573,341,357	$1,893,613	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1202

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 128.0%

COMMON STOCKS
Aerospace & Defense — 4.1%
Boeing Co. (The)(u)	20,700	$6,787,116
Curtiss-Wright Corp.	4,800	648,336
Harris Corp.(u)	29,200	4,709,376
Huntington Ingalls Industries, Inc.(u)	21,600	5,567,616
Lockheed Martin Corp.(u)	19,200	6,488,256
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	52,800	4,419,360

		28,620,060

Air Freight & Logistics — 0.7%
FedEx Corp.(u)	21,200	5,090,332

Airlines — 0.7%
Hawaiian Holdings, Inc.	19,500	754,650
Southwest Airlines Co.(u)	70,100	4,015,328

		4,769,978

Auto Components — 0.9%
BorgWarner, Inc.	27,300	1,371,279
Cooper-Standard Holdings, Inc.*	7,100	871,951
Dana, Inc.	21,600	556,416
Lear Corp.(u)	16,800	3,126,312
Tenneco, Inc.	1,600	87,792

		6,013,750

Automobiles — 0.8%
General Motors Co.	77,600	2,819,984
Thor Industries, Inc.	25,500	2,936,835

		5,756,819

Banks — 6.4%
Bank of America Corp.(u)	434,046	13,017,040
BankUnited, Inc.	15,600	623,688
Citigroup, Inc.(u)	48,640	3,283,200
Citizens Financial Group, Inc.(u)	132,900	5,579,142
East West Bancorp, Inc.	3,100	193,874
Hancock Holding Co.	6,000	310,200
JPMorgan Chase & Co.(u)	142,976	15,723,071
United Community Banks, Inc.	8,500	269,025
Wells Fargo & Co.(u)	117,901	6,179,191

		45,178,431

Beverages — 1.2%
Coca-Cola Co. (The)	11,000	477,730
PepsiCo, Inc.(u)	72,200	7,880,630

		8,358,360

Biotechnology — 5.1%
AbbVie, Inc.(u)	91,000	8,613,150
Alexion Pharmaceuticals, Inc.*	10,700	1,192,622
Amgen, Inc.(u)	43,000	7,330,640
Biogen, Inc.*(u)	16,100	4,408,502
Celgene Corp.*(u)	50,800	4,531,868
Eagle Pharmaceuticals, Inc.*	12,800	674,432
Emergent BioSolutions, Inc.*	14,400	758,160
Enanta Pharmaceuticals, Inc.*	6,500	525,915
Exelixis, Inc.*	35,600	788,540
Gilead Sciences, Inc.(u)	70,900	5,345,151
Halozyme Therapeutics, Inc.*	67,300	1,318,407

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Vanda Pharmaceuticals, Inc.*	32,500	$547,625

		36,035,012

Building Products — 0.5%
Builders FirstSource, Inc.*	48,300	958,272
Continental Building Products, Inc.*	64,900	1,852,895
NCI Building Systems, Inc.*	13,900	246,030
Universal Forest Products, Inc.	25,200	817,740

		3,874,937

Capital Markets — 2.8%
Ameriprise Financial, Inc.(u)	30,100	4,452,994
BGC Partners, Inc. (Class A Stock)	36,200	486,890
Donnelley Financial Solutions, Inc.*	13,812	237,152
Evercore, Inc. (Class A Stock)	21,400	1,866,080
Invesco Ltd.	22,300	713,823
Morgan Stanley	21,500	1,160,140
Raymond James Financial, Inc.	21,000	1,877,610
S&P Global, Inc.(u)	29,600	5,655,376
Stifel Financial Corp.	7,700	456,071
TD Ameritrade Holding Corp.	49,600	2,937,808

		19,843,944

Chemicals — 3.1%
AdvanSix, Inc.*	13,952	485,251
Chemours Co. (The)(u)	97,600	4,754,096
Huntsman Corp.(u)	119,200	3,486,600
Ingevity Corp.*	15,000	1,105,350
Koppers Holdings, Inc.*	18,200	748,020
LyondellBasell Industries NV (Class A Stock)(u)	47,500	5,019,800
Olin Corp.	10,600	322,134
PolyOne Corp.	5,200	221,104
Trinseo SA	19,700	1,458,785
Westlake Chemical Corp.(u)	35,700	3,968,055

		21,569,195

Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	400	28,540
Herman Miller, Inc.	27,300	872,235
Quad/Graphics, Inc.	18,900	479,115

		1,379,890

Communications Equipment — 1.0%
ARRIS International PLC*	68,800	1,828,016
Cisco Systems, Inc.	28,200	1,209,498
CommScope Holding Co., Inc.*	13,900	555,583
F5 Networks, Inc.*	18,500	2,675,285
Juniper Networks, Inc.	10,300	250,599
Plantronics, Inc.	9,800	591,626

		7,110,607

Construction & Engineering — 0.6%
Argan, Inc.	9,800	420,910
EMCOR Group, Inc.	23,900	1,862,527
Fluor Corp.	25,400	1,453,388
MasTec, Inc.*	3,800	178,790

		3,915,615

A1203

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 1.5%
Capital One Financial Corp.(u)	54,200	$5,193,444
Green Dot Corp. (Class A Stock)*	13,200	846,912
Navient Corp.	182,800	2,398,336
Nelnet, Inc. (Class A Stock)	8,600	450,726
OneMain Holdings, Inc.*	24,300	727,542
Santander Consumer USA Holdings, Inc.	60,400	984,520

		10,601,480

Containers & Packaging — 0.3%
Greif, Inc. (Class A Stock)	9,000	470,250
Owens-Illinois, Inc.*	92,900	2,012,214

		2,482,464

Distributors — 0.4%
LKQ Corp.*(u)	80,800	3,066,360

Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc.*	11,200	1,175,104

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	42,300	8,438,004
Leucadia National Corp.	82,300	1,870,679

		10,308,683

Diversified Telecommunication Services — 2.5%
AT&T, Inc.(u)	237,000	8,449,050
Verizon Communications, Inc.(u)	189,900	9,081,018

		17,530,068

Electric Utilities — 1.1%
Entergy Corp.	9,300	732,654
Exelon Corp.(u)	119,100	4,646,091
PPL Corp.	89,600	2,534,784

		7,913,529

Electrical Equipment — 0.5%
AMETEK, Inc.	27,600	2,096,772
Atkore International Group, Inc.*	20,400	404,940
EnerSys	11,100	770,007
Regal Beloit Corp.	3,200	234,720

		3,506,439

Electronic Equipment, Instruments & Components — 1.2%
Anixter International, Inc.*	3,100	234,825
Arrow Electronics, Inc.*	6,900	531,438
Avnet, Inc.	28,300	1,181,808
Benchmark Electronics, Inc.	7,900	235,815
CDW Corp.	39,200	2,756,152
ePlus, Inc.*	12,600	979,020
IPG Photonics Corp.*	2,200	513,436
SYNNEX Corp.	11,100	1,314,240
Vishay Intertechnology, Inc.	27,500	511,500

		8,258,234

Energy Equipment & Services — 1.1%
FTS International, Inc.*	11,300	207,807
Halliburton Co.(u)	95,300	4,473,382
Helmerich & Payne, Inc.	32,000	2,129,920
Keane Group, Inc.*	21,100	312,280
McDermott International, Inc.*	14,500	88,305

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Unit Corp.*	41,500	$820,040

		8,031,734

Equity Real Estate Investment Trusts (REITs) — 4.6%
Apple Hospitality REIT, Inc.	81,500	1,431,955
Ashford Hospitality Trust, Inc.	71,000	458,660
Brixmor Property Group, Inc.	200,900	3,063,725
Chesapeake Lodging Trust	23,900	664,659
CoreCivic, Inc.	102,000	1,991,040
DDR Corp.	269,400	1,974,702
DiamondRock Hospitality Co.	79,100	825,804
Franklin Street Properties Corp.	46,900	394,429
GEO Group, Inc. (The)	109,950	2,250,677
Gramercy Property Trust	57,200	1,242,956
HCP, Inc.	14,400	334,512
Hospitality Properties Trust	44,300	1,122,562
Host Hotels & Resorts, Inc.	23,900	445,496
Kimco Realty Corp.	110,500	1,591,200
Lexington Realty Trust	41,800	328,966
Park Hotels & Resorts, Inc.	72,100	1,948,142
Retail Properties of America, Inc. (Class A Stock)	47,100	549,186
Ryman Hospitality Properties, Inc.	4,900	379,505
Senior Housing Properties Trust	74,400	1,165,104
Spirit Realty Capital, Inc.(u)	430,900	3,343,784
Summit Hotel Properties, Inc.	35,400	481,794
VEREIT, Inc.	465,200	3,237,792
WP Carey, Inc.	21,900	1,357,581
Xenia Hotels & Resorts, Inc.	83,000	1,636,760

		32,220,991

Food & Staples Retailing — 1.7%
CVS Health Corp.	4,600	286,166
Ingles Markets, Inc. (Class A Stock)	8,100	274,185
Kroger Co. (The)(u)	164,900	3,947,706
Performance Food Group Co.*	31,700	946,245
Walmart, Inc.(u)	76,700	6,823,999

		12,278,301

Food Products — 1.9%
Conagra Brands, Inc.	68,700	2,533,656
Ingredion, Inc.	8,500	1,095,820
J.M. Smucker Co. (The)	18,700	2,318,987
Lamb Weston Holdings, Inc.	12,266	714,127
Pilgrim’s Pride Corp.*	69,600	1,712,856
Sanderson Farms, Inc.	4,300	511,786
Tyson Foods, Inc. (Class A Stock)(u)	64,500	4,720,755

		13,607,987

Gas Utilities — 0.5%
UGI Corp.(u)	79,600	3,535,832

Health Care Equipment & Supplies — 5.4%
Abbott Laboratories(u)	114,000	6,830,880
Align Technology, Inc.*(u)	15,700	3,942,741
Baxter International, Inc.	18,100	1,177,224
Boston Scientific Corp.*	54,500	1,488,940
Cantel Medical Corp.	2,400	267,384
Danaher Corp.(u)	59,200	5,796,272
DENTSPLY SIRONA, Inc.	43,300	2,178,423

A1204

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Edwards Lifesciences Corp.*(u)	22,900	$3,195,008
Hill-Rom Holdings, Inc.	9,500	826,500
IDEXX Laboratories, Inc.*(u)	22,300	4,267,997
Inogen, Inc.*	8,900	1,093,276
Masimo Corp.*(u)	46,700	4,107,265
Medtronic PLC	27,900	2,238,138
STERIS PLC	7,700	718,872

		38,128,920

Health Care Providers & Services — 3.3%
Anthem, Inc.	1,800	395,460
Centene Corp.*	3,300	352,671
Express Scripts Holding Co.*(u)	74,500	5,146,460
Humana, Inc.	2,000	537,660
Magellan Health, Inc.*	10,500	1,124,550
MEDNAX, Inc.*	35,900	1,997,117
UnitedHealth Group, Inc.(u)	49,200	10,528,800
WellCare Health Plans, Inc.*(u)	17,500	3,388,525

		23,471,243

Health Care Technology — 0.9%
athenahealth, Inc.*	7,400	1,058,422
Cerner Corp.*(u)	69,900	4,054,200
Veeva Systems, Inc. (Class A Stock)*	17,200	1,255,944

		6,368,566

Hotels, Restaurants & Leisure — 1.8%
Hilton Grand Vacations, Inc.*	32,700	1,406,754
Hilton Worldwide Holdings, Inc.(u)	53,400	4,205,784
Las Vegas Sands Corp.	25,800	1,855,020
McDonald’s Corp.(u)	23,700	3,706,206
Texas Roadhouse, Inc.	23,800	1,375,164

		12,548,928

Household Durables — 0.4%
La-Z-Boy, Inc.	12,000	359,400
NVR, Inc.*	700	1,960,000
Taylor Morrison Home Corp. (Class A Stock)*	28,200	656,496

		2,975,896

Household Products — 0.7%
Kimberly-Clark Corp.(u)	37,500	4,129,875
Procter & Gamble Co. (The)	8,100	642,168

		4,772,043

Independent Power & Renewable Electricity Producers — 1.1%
AES Corp.	271,900	3,091,503
NRG Energy, Inc.(u)	143,600	4,384,108

		7,475,611

Industrial Conglomerates — 1.0%
3M Co.	9,600	2,107,392
Carlisle Cos., Inc.	5,700	595,137
Honeywell International, Inc.(u)	28,800	4,161,888

		6,864,417

Insurance — 2.0%
Allstate Corp. (The)	2,100	199,080
American Equity Investment Life Holding Co.	32,600	957,136

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American Financial Group, Inc.(u)	30,400	$3,411,488
Assured Guaranty Ltd.	12,500	452,500
CNA Financial Corp.	8,000	394,800
FNF Group	10,800	432,216
Genworth Financial, Inc. (Class A Stock)*	58,400	165,272
Lincoln National Corp.	23,800	1,738,828
MetLife, Inc.	17,200	789,308
Old Republic International Corp.	91,400	1,960,530
Unum Group(u)	79,700	3,794,517

		14,295,675

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.*(u)	6,100	8,828,774
Booking Holdings, Inc.*	200	416,078
Groupon, Inc.*	351,000	1,523,340
Liberty Interactive Corp. QVC Group
(Class A Stock)*(u)	168,300	4,236,111
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	39,600	425,700
Netflix, Inc.*(u)	15,300	4,518,855
Nutrisystem, Inc.	63,500	1,711,325
PetMed Express, Inc.	28,200	1,177,350

		22,837,533

Internet Software & Services — 6.1%
Alphabet, Inc. (Class C Stock)*(u)	12,337	12,729,193
Alphabet, Inc. (Class A Stock)*(u)	10,700	11,097,398
Blucora, Inc.*	26,700	656,820
Envestnet, Inc.*	13,800	790,740
Etsy, Inc.*(u)	116,800	3,277,408
Facebook, Inc. (Class A Stock)*(u)	91,500	14,620,785

		43,172,344

IT Services — 6.4%
Accenture PLC (Class A Stock)(u)	42,800	6,569,800
Automatic Data Processing, Inc.(u)	43,600	4,947,728
Booz Allen Hamilton Holding Corp.(u)	91,300	3,535,136
CACI International, Inc. (Class A Stock)*	13,300	2,012,955
Cognizant Technology Solutions Corp. (Class A Stock)(u)	76,700	6,174,350
EPAM Systems, Inc.*	3,900	446,628
Leidos Holdings, Inc.	23,100	1,510,740
MAXIMUS, Inc.	22,800	1,521,672
Science Applications International Corp.	13,300	1,048,040
Syntel, Inc.*	8,800	224,664
Total System Services, Inc.(u)	54,900	4,735,674
Travelport Worldwide Ltd.	67,500	1,102,950
Visa, Inc. (Class A Stock)(u)	85,800	10,263,396
Western Union Co. (The)	56,500	1,086,495

		45,180,228

Leisure Products — 0.2%
Polaris Industries, Inc.	9,200	1,053,584
Vista Outdoor, Inc.*	18,800	306,816

		1,360,400

Life Sciences Tools & Services — 0.8%
Bruker Corp.	41,600	1,244,672

A1205

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
Illumina, Inc.*(u)	19,900	$4,704,758

		5,949,430

Machinery — 3.9%
Caterpillar, Inc.(u)	39,900	5,880,462
Crane Co.	21,700	2,012,458
Cummins, Inc.(u)	26,600	4,311,594
Dover Corp.	23,200	2,278,704
Fortive Corp.	1,500	116,280
Harsco Corp.*	21,900	452,235
Hillenbrand, Inc.	1,000	45,900
IDEX Corp.	9,600	1,368,096
Illinois Tool Works, Inc.(u)	31,000	4,856,460
Oshkosh Corp.(u)	43,800	3,384,426
SPX Corp.*	32,900	1,068,592
SPX FLOW, Inc.*	5,400	265,626
Terex Corp.	34,500	1,290,645

		27,331,478

Marine — 0.0%
Matson, Inc.	1,200	34,368

Media — 1.9%
Comcast Corp. (Class A Stock)(u)	194,500	6,646,065
John Wiley & Sons, Inc. (Class A Stock)	9,800	624,260
MSG Networks, Inc. (Class A Stock)*	26,900	607,940
News Corp. (Class A Stock)	84,000	1,327,200
Sinclair Broadcast Group, Inc. (Class A Stock)	36,600	1,145,580
TEGNA, Inc.	92,600	1,054,714
Twenty-First Century Fox, Inc. (Class B Stock)	35,400	1,287,498
Twenty-First Century Fox, Inc. (Class A Stock)	24,600	902,574

		13,595,831

Metals & Mining — 1.2%
Commercial Metals Co.	30,400	621,984
Freeport-McMoRan, Inc.*(u)	289,300	5,083,001
Southern Copper Corp. (Peru)	16,100	872,298
Steel Dynamics, Inc.	20,800	919,776
United States Steel Corp.	35,300	1,242,207

		8,739,266

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Chimera Investment Corp.	49,340	859,009
Ladder Capital Corp., REIT	25,200	380,016

		1,239,025

Multiline Retail — 1.2%
Dollar General Corp.	32,600	3,049,730
Kohl’s Corp.	9,400	615,794
Macy’s, Inc.(u)	167,600	4,984,424

		8,649,948

Multi-Utilities — 0.3%
MDU Resources Group, Inc.	63,500	1,788,160

Oil, Gas & Consumable Fuels — 8.3%120
Anadarko Petroleum Corp.(u)	85,900	5,189,219
Andeavor	6,000	603,360
Chevron Corp.(u)	51,800	5,907,272

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips(u)	99,000	$5,869,710
CVR Energy, Inc.	28,700	867,314
Devon Energy Corp.(u)	109,600	3,484,184
EOG Resources, Inc.	12,800	1,347,456
Exxon Mobil Corp.(u)	32,400	2,417,364
Kosmos Energy Ltd. (Ghana)*	40,200	253,260
Laredo Petroleum, Inc.*	41,700	363,207
Marathon Oil Corp.	192,800	3,109,864
Marathon Petroleum Corp.(u)	79,300	5,797,623
Murphy Oil Corp.	42,600	1,100,784
Newfield Exploration Co.*	60,900	1,487,178
Noble Energy, Inc.	74,300	2,251,290
ONEOK, Inc.(u)	57,300	3,261,516
Phillips 66(u)	51,800	4,968,656
Pioneer Natural Resources Co.(u)	23,000	3,950,940
Valero Energy Corp.(u)	66,600	6,178,482

		58,408,679

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	83,300	2,396,541

Personal Products — 0.1%
Avon Products, Inc. (United Kingdom)*	39,600	112,464
Medifast, Inc.	2,900	271,005

		383,469

Pharmaceuticals — 3.5%
Allergan PLC	11,800	1,985,821
Bristol-Myers Squibb Co.(u)	65,000	4,111,250
Endo International PLC*	47,600	282,744
Johnson & Johnson(u)	64,400	8,252,860
Mallinckrodt PLC*	50,200	726,896
Merck & Co., Inc.	32,100	1,748,487
Perrigo Co. PLC	3,700	308,358
Pfizer, Inc.	26,700	947,583
Zoetis, Inc.(u)	74,000	6,179,740

		24,543,739

Professional Services — 0.6%
CoStar Group, Inc.*	4,000	1,450,720
Insperity, Inc.	20,000	1,391,000
Korn/Ferry International	7,800	402,402
Robert Half International, Inc.	14,000	810,460

		4,054,582

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*(u)	112,300	5,302,806

Road & Rail — 0.9%
Landstar System, Inc.	13,500	1,480,275
Norfolk Southern Corp.(u)	35,900	4,874,502

		6,354,777

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Energy Industries, Inc.*	26,300	1,680,570
Applied Materials, Inc.(u)	120,600	6,706,566
Broadcom Ltd.(u)	14,700	3,464,055
Entegris, Inc.	19,100	664,680
Intel Corp.(u)	83,980	4,373,678
KLA-Tencor Corp.	3,300	359,733
Micron Technology, Inc.*(u)	89,900	4,687,386

A1206

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MKS Instruments, Inc.(u)	30,700	$3,550,455
NVIDIA Corp.(u)	31,400	7,271,926
Skyworks Solutions, Inc.	17,600	1,764,576
SMART Global Holdings, Inc.*	14,600	727,664
Teradyne, Inc.	45,400	2,075,234
Versum Materials, Inc.	9,700	365,011

		37,691,534

Software — 8.9%
Activision Blizzard, Inc.(u)	78,200	5,275,372
Adobe Systems, Inc.*(u)	37,300	8,059,784
ANSYS, Inc.*	9,200	1,441,548
Aspen Technology, Inc.*	1,000	78,890
Cadence Design Systems, Inc.*	42,700	1,570,079
Dell Technologies, Inc. (Class V Stock)*(u)	57,900	4,238,859
Fortinet, Inc.*(u)	80,900	4,334,622
Intuit, Inc.(u)	37,200	6,448,620
Microsoft Corp.(u)	200,100	18,263,127
MicroStrategy, Inc. (Class A Stock)*	5,100	657,849
Oracle Corp.(u)	157,500	7,205,625
Progress Software Corp.	23,100	888,195
Qualys, Inc.*	5,900	429,225
salesforce.com, Inc.*	18,000	2,093,400
Synopsys, Inc.*	17,700	1,473,348
Verint Systems, Inc.*	6,300	268,380

		62,726,923

Specialty Retail — 2.6%
Asbury Automotive Group, Inc.*	18,900	1,275,750
Burlington Stores, Inc.*(u)	40,300	5,365,945
Dick’s Sporting Goods, Inc.	15,900	557,295
Genesco, Inc.*	7,300	296,380
Group 1 Automotive, Inc.	9,500	620,730
Michaels Cos., Inc. (The)*	86,100	1,697,031
RH*	40,200	3,830,256
Ross Stores, Inc.(u)	60,700	4,733,386

		18,376,773

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.(u)	107,100	17,969,238
Hewlett Packard Enterprise Co.(u)	241,900	4,242,926
HP, Inc.(u)	233,900	5,127,088
Western Digital Corp.(u)	53,400	4,927,218

		32,266,470

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.*(u)	56,400	5,026,368
PVH Corp.	9,300	1,408,299
Skechers U.S.A., Inc. (Class A Stock)*(u)	89,300	3,472,877
Wolverine World Wide, Inc.	37,600	1,086,640

		10,994,184

Tobacco — 0.7%
Altria Group, Inc.(u)	81,300	5,066,616

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	14,000	1,020,600
BMC Stock Holdings, Inc.*	22,900	447,695
GMS, Inc.*	7,300	223,088
MSC Industrial Direct Co., Inc. (Class A Stock)	9,800	898,758

		Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
WESCO International, Inc.*		23,700	$ 1,470,585

			4,060,726

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.		39,200	1,098,776

TOTAL LONG-TERM INVESTMENTS (cost $746,928,412)			902,540,041

SHORT-TERM INVESTMENTS — 1.1%
AFFILIATED MUTUAL FUND — 1.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $6,654,424)(w)		6,654,424	6,654,424

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills 1.715%	06/14/18	700	697,647

(cost $697,566)

TOTAL SHORT-TERM INVESTMENTS
(cost $7,351,990)			7,352,071

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.1%
(cost $754,280,402)			909,892,112

		Shares
SECURITIES SOLD SHORT — (29.3)%

COMMON STOCKS
Aerospace & Defense — (0.6)%
Aerovironment, Inc.*		7,300	(332,223)
Kratos Defense & Security Solutions, Inc.*		33,600	(345,744)
L3 Technologies, Inc.		9,000	(1,872,000)
Mercury Systems, Inc.*		28,700	(1,386,784)

			(3,936,751)

Auto Components — (0.2)%
Cooper Tire & Rubber Co.		33,600	(984,480)
Visteon Corp.*		5,500	(606,320)

			(1,590,800)

Banks — (0.4)%
Community Bank System, Inc.		9,800	(524,888)
First Republic Bank		6,200	(574,182)
Glacier Bancorp, Inc.		6,300	(241,794)
Prosperity Bancshares, Inc.		14,200	(1,031,346)
Texas Capital Bancshares, Inc.*		3,400	(305,660)

			(2,677,870)

Biotechnology — (3.0)%
Agios Pharmaceuticals, Inc.*		10,200	(834,156)

A1207

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Amicus Therapeutics, Inc.*	173,200	$(2,604,928)
Arena Pharmaceuticals, Inc.*	29,100	(1,149,450)
Array BioPharma, Inc.*	65,300	(1,065,696)
BioCryst Pharmaceuticals, Inc.*	63,900	(304,803)
Bluebird Bio, Inc.*	37,600	(6,420,200)
Clovis Oncology, Inc.*	40,700	(2,148,960)
Exact Sciences Corp.*	25,900	(1,044,547)
Insmed, Inc.*	37,500	(844,500)
Ironwood Pharmaceuticals, Inc.*	91,400	(1,410,302)
Portola Pharmaceuticals, Inc.*	21,500	(702,190)
Sage Therapeutics, Inc.*	7,100	(1,143,597)
Spectrum Pharmaceuticals, Inc.*	71,500	(1,150,435)

		(20,823,764)

Chemicals — (0.6)%
Ashland Global Holdings, Inc.	27,800	(1,940,162)
International Flavors & Fragrances, Inc.	10,800	(1,478,628)
Sensient Technologies Corp.	6,500	(458,770)

		(3,877,560)

Commercial Services & Supplies — (0.5)%
ABM Industries, Inc.	26,900	(900,612)
Covanta Holding Corp.	34,700	(503,150)
Healthcare Services Group, Inc.	30,900	(1,343,532)
Rollins, Inc.	19,800	(1,010,394)

		(3,757,688)

Communications Equipment — (0.2)%
Finisar Corp.*	94,700	(1,497,207)

Construction & Engineering — (0.1)%
Dycom Industries, Inc.*	9,400	(1,011,722)

Construction Materials — (0.3)%
Martin Marietta Materials, Inc.	8,600	(1,782,780)

Containers & Packaging — (0.3)%
Ball Corp.	55,000	(2,184,050)

Diversified Consumer Services — (0.2)%
Adtalem Global Education, Inc.*	8,600	(408,930)
Chegg, Inc.*	48,900	(1,010,274)

		(1,419,204)

Electric Utilities — (0.2)%
ALLETE, Inc.	3,700	(267,325)
Alliant Energy Corp.	23,300	(952,038)

		(1,219,363)

Electronic Equipment, Instruments & Components — (0.3)%
Fabrinet (Thailand)*	32,600	(1,022,988)
II-VI, Inc.*	17,700	(723,930)
Knowles Corp.*	33,100	(416,729)

		(2,163,647)

Energy Equipment & Services — (1.1)%
Baker Hughes a GE Co.	197,700	(5,490,129)
Patterson-UTI Energy, Inc.	129,200	(2,262,292)

		(7,752,421)

Equity Real Estate Investment Trusts (REITs) — (2.1)%
Alexandria Real Estate Equities, Inc.	22,500	(2,810,025)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
CyrusOne, Inc.	55,400	$(2,837,034)
Healthcare Realty Trust, Inc.	44,400	(1,230,324)
Public Storage	18,800	(3,767,332)
Realty Income Corp.	80,600	(4,169,438)

		(14,814,153)

Health Care Equipment & Supplies — (2.1)%
DexCom, Inc.*	96,200	(7,134,192)
Insulet Corp.*	9,000	(780,120)
iRhythm Technologies, Inc.*	9,100	(572,845)
Nevro Corp.*	28,000	(2,426,760)
NuVasive, Inc.*	60,500	(3,158,705)
OraSure Technologies, Inc.*	35,600	(601,284)

		(14,673,906)

Health Care Providers & Services — (0.1)%
BioTelemetry, Inc.*	27,800	(863,190)

Health Care Technology — (0.1)%
Vocera Communications, Inc.*	15,400	(360,668)

Hotels, Restaurants & Leisure — (0.5)%
Eldorado Resorts, Inc.*	14,200	(468,600)
ILG, Inc.	26,200	(815,082)
Vail Resorts, Inc.	8,700	(1,928,790)
Wingstop, Inc.	8,700	(410,901)

		(3,623,373)

Household Durables — (0.1)%
Leggett & Platt, Inc.	22,100	(980,356)

Independent Power & Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	9,800	(552,524)
Pattern Energy Group, Inc. (Class A Stock)	44,200	(764,218)

		(1,316,742)

Internet & Direct Marketing Retail — (0.7)%
Expedia Group, Inc.	44,800	(4,946,368)

Internet Software & Services — (1.3)%
2U, Inc.*	25,900	(2,176,377)
Box, Inc. (Class A Stock)*	102,100	(2,098,155)
GoDaddy, Inc. (Class A Stock)*	68,400	(4,201,128)
Instructure, Inc.*	9,600	(404,640)

		(8,880,300)

IT Services — (2.7)%
DXC Technology Co.	31,500	(3,166,695)
Gartner, Inc.*	26,900	(3,163,978)
PayPal Holdings, Inc.*	4,300	(326,241)
Square, Inc. (Class A Stock)*	169,000	(8,314,800)
WEX, Inc.*	25,500	(3,993,810)

		(18,965,524)

Life Sciences Tools & Services — (0.3)%
Cambrex Corp.*	5,700	(298,110)
Syneos Health, Inc.*	59,300	(2,105,150)

		(2,403,260)

Machinery — (1.2)%
Actuant Corp. (Class A Stock)	19,500	(453,375)
Chart Industries, Inc.*	18,900	(1,115,667)
Flowserve Corp.	64,500	(2,794,785)

A1208

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
John Bean Technologies Corp.	2,800	$(317,520)
Snap-on, Inc.	11,800	(1,740,972)
Sun Hydraulics Corp.	7,200	(385,632)
Trinity Industries, Inc.	7,300	(238,199)
Wabtec Corp.	20,400	(1,660,560)

		(8,706,710)

Media — (0.2)%
EW Scripps Co. (The) (Class A Stock)	20,700	(248,193)
GCI Liberty, Inc. (Class A Stock)*	9,460	(500,056)
New York Times Co. (The) (Class A Stock)	11,100	(267,510)

		(1,015,759)

Metals & Mining — (0.1)%
Coeur Mining, Inc.*	52,500	(420,000)
Kaiser Aluminum Corp.	2,600	(262,340)

		(682,340)

Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Apollo Commercial Real Estate Finance, Inc.	17,900	(321,842)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,600	(362,700)

		(684,542)

Multi-Utilities — (0.1)%
Sempra Energy	5,600	(622,832)

Oil, Gas & Consumable Fuels — (2.6)%
Centennial Resource Development, Inc. (Class A Stock)*	71,800	(1,317,530)
CNX Resources Corp.*	85,900	(1,325,437)
EQT Corp.	124,600	(5,919,746)
Green Plains, Inc.	43,200	(725,760)
Parsley Energy, Inc. (Class A Stock)*	156,100	(4,525,339)
PDC Energy, Inc.*	60,000	(2,941,800)
SemGroup Corp. (Class A Stock)	41,200	(881,680)
SRC Energy, Inc.*	49,600	(467,728)

		(18,105,020)

Pharmaceuticals — (0.3)%
Impax Laboratories, Inc.*	89,800	(1,746,610)

Professional Services — (0.6)%
IHS Markit Ltd.*	28,500	(1,374,840)
Nielsen Holdings PLC	60,700	(1,929,653)
WageWorks, Inc.*	23,800	(1,075,760)

		(4,380,253)

Real Estate Management & Development — (0.2)%
Howard Hughes Corp. (The)*	12,000	(1,669,560)

Road & Rail — (0.6)%
Knight-Swift Transportation Holdings, Inc.	96,200	(4,426,162)

Semiconductors & Semiconductor Equipment — (0.5)%
Cree, Inc.*	20,300	(818,293)
Ichor Holdings Ltd.*	22,000	(532,620)
MACOM Technology Solutions Holdings, Inc.*	20,400	(338,640)
MaxLinear, Inc.*	42,800	(973,700)
Veeco Instruments, Inc.*	53,600	(911,200)

		(3,574,453)

	Shares	Value
COMMON STOCKS (Continued)
Software — (3.5)%
Ellie Mae, Inc.*	6,000	$(551,640)
Everbridge, Inc.*	7,400	(270,840)
Guidewire Software, Inc.*	26,000	(2,101,580)
Proofpoint, Inc.*	35,600	(4,045,940)
PROS Holdings, Inc.*	15,900	(524,859)
ServiceNow, Inc.*	3,300	(545,985)
Splunk, Inc.*	58,000	(5,706,620)
Tableau Software, Inc. (Class A Stock)*	14,400	(1,163,808)
Workday, Inc. (Class A Stock)*	77,600	(9,863,736)

		(24,775,008)

Specialty Retail — (0.4)%
Camping World Holdings, Inc. (Class A Stock)	41,400	(1,335,150)
Floor & Decor Holdings, Inc. (Class A Stock)*	31,500	(1,641,780)

		(2,976,930)

Technology Hardware, Storage & Peripherals — (0.1)%
Electronics For Imaging, Inc.*	35,700	(975,681)

Textiles, Apparel & Luxury Goods — (0.0)%
NIKE, Inc. (Class B Stock)	4,300	(285,692)

Trading Companies & Distributors — (0.5)%
Air Lease Corp.	27,700	(1,180,574)
SiteOne Landscape Supply, Inc.*	31,200	(2,403,648)

		(3,584,222)

Wireless Telecommunication Services — (0.1)%
Sprint Corp.*	76,300	(372,344)

TOTAL SECURITIES SOLD SHORT (proceeds received $193,580,661)		(206,106,785)

A1209

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.8% (cost $560,699,741)	$703,785,327
Other assets in excess of liabilities(z) — 0.2%	1,201,268

NET ASSETS — 100.0%	$704,986,595

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
54	S&P 500 E-Mini Index	Jun. 2018	$7,136,100	$(359,995)
5	S&P Mid Cap 400 E-Mini Index	Jun. 2018	941,550	(27,074)

				$(387,069)

A security with a market value of $697,647 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$28,620,060	$—	$—
Air Freight & Logistics	5,090,332	—	—
Airlines	4,769,978	—	—
Auto Components	6,013,750	—	—
Automobiles	5,756,819	—	—
Banks	45,178,431	—	—
Beverages	8,358,360	—	—
Biotechnology	36,035,012	—	—
Building Products	3,874,937	—	—
Capital Markets	19,843,944	—	—
Chemicals	21,569,195	—	—
Commercial Services & Supplies	1,379,890	—	—

A1210

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Communications Equipment	$7,110,607	$—	$—
Construction & Engineering	3,915,615	—	—
Consumer Finance	10,601,480	—	—
Containers & Packaging	2,482,464	—	—
Distributors	3,066,360	—	—
Diversified Consumer Services	1,175,104	—	—
Diversified Financial Services	10,308,683	—	—
Diversified Telecommunication Services	17,530,068	—	—
Electric Utilities	7,913,529	—	—
Electrical Equipment	3,506,439	—	—
Electronic Equipment, Instruments & Components	8,258,234	—	—
Energy Equipment & Services	8,031,734	—	—
Equity Real Estate Investment Trusts (REITs)	32,220,991	—	—
Food & Staples Retailing	12,278,301	—	—
Food Products	13,607,987	—	—
Gas Utilities	3,535,832	—	—
Health Care Equipment & Supplies	38,128,920	—	—
Health Care Providers & Services	23,471,243	—	—
Health Care Technology	6,368,566	—	—
Hotels, Restaurants & Leisure	12,548,928	—	—
Household Durables	2,975,896	—	—
Household Products	4,772,043	—	—
Independent Power & Renewable Electricity
Producers	7,475,611	—	—
Industrial Conglomerates	6,864,417	—	—
Insurance	14,295,675	—	—
Internet & Direct Marketing Retail	22,837,533	—	—
Internet Software & Services	43,172,344	—	—
IT Services	45,180,228	—	—
Leisure Products	1,360,400	—	—
Life Sciences Tools & Services	5,949,430	—	—
Machinery	27,331,478	—	—
Marine	34,368	—	—
Media	13,595,831	—	—
Metals & Mining	8,739,266	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,239,025	—	—
Multiline Retail	8,649,948	—	—
Multi-Utilities	1,788,160	—	—
Oil, Gas & Consumable Fuels	58,408,679	—	—
Paper & Forest Products	2,396,541	—	—
Personal Products	383,469	—	—
Pharmaceuticals	24,543,739	—	—
Professional Services	4,054,582	—	—
Real Estate Management & Development	5,302,806	—	—
Road & Rail	6,354,777	—	—
Semiconductors & Semiconductor Equipment	37,691,534	—	—
Software	62,726,923	—	—
Specialty Retail	18,376,773	—	—
Technology Hardware, Storage & Peripherals	32,266,470	—	—
Textiles, Apparel & Luxury Goods	10,994,184	—	—
Tobacco	5,066,616	—	—
Trading Companies & Distributors	4,060,726	—	—
Wireless Telecommunication Services	1,098,776	—	—
Affiliated Mutual Fund	6,654,424	—	—
U.S. Treasury Obligation	—	697,647	—
Common Stocks - Short
Aerospace & Defense	(3,936,751)	—	—
Auto Components	(1,590,800)	—	—
Banks	(2,677,870)	—	—
Biotechnology	(20,823,764)	—	—
Chemicals	(3,877,560)	—	—

A1211

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks - Short (continued)
Commercial Services & Supplies	$(3,757,688)	$—	$—
Communications Equipment	(1,497,207)	—	—
Construction & Engineering	(1,011,722)	—	—
Construction Materials	(1,782,780)	—	—
Containers & Packaging	(2,184,050)	—	—
Diversified Consumer Services	(1,419,204)	—	—
Electric Utilities	(1,219,363)	—	—
Electronic Equipment, Instruments & Components	(2,163,647)	—	—
Energy Equipment & Services	(7,752,421)	—	—
Equity Real Estate Investment Trusts (REITs)	(14,814,153)	—	—
Health Care Equipment & Supplies	(14,673,906)	—	—
Health Care Providers & Services	(863,190)	—	—
Health Care Technology	(360,668)	—	—
Hotels, Restaurants & Leisure	(3,623,373)	—	—
Household Durables	(980,356)	—	—
Independent Power & Renewable Electricity
Producers	(1,316,742)	—	—
Internet & Direct Marketing Retail	(4,946,368)	—	—
Internet Software & Services	(8,880,300)	—	—
IT Services	(18,965,524)	—	—
Life Sciences Tools & Services	(2,403,260)	—	—
Machinery	(8,706,710)	—	—
Media	(1,015,759)	—	—
Metals & Mining	(682,340)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(684,542)	—	—
Multi-Utilities	(622,832)	—	—
Oil, Gas & Consumable Fuels	(18,105,020)	—	—
Pharmaceuticals	(1,746,610)	—	—
Professional Services	(4,380,253)	—	—
Real Estate Management & Development	(1,669,560)	—	—
Road & Rail	(4,426,162)	—	—
Semiconductors & Semiconductor Equipment	(3,574,453)	—	—
Software	(24,775,008)	—	—
Specialty Retail	(2,976,930)	—	—
Technology Hardware, Storage & Peripherals	(975,681)	—	—
Textiles, Apparel & Luxury Goods	(285,692)	—	—
Trading Companies & Distributors	(3,584,222)	—	—
Wireless Telecommunication Services	(372,344)	—	—
Other Financial Instruments*
Futures Contracts	(387,069)	—	—

Total	$702,700,611	$697,647	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1212

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	3,803,140	$41,226,036
AST AQR Emerging Markets Equity Portfolio*	237,099	3,153,415
AST AQR Large-Cap Portfolio*	6,758,647	123,886,005
AST BlackRock Low Duration Bond Portfolio*	344,180	3,686,169
AST BlackRock/Loomis Sayles Bond Portfolio*	899,178	12,138,898
AST ClearBridge Dividend Growth Portfolio*	4,161,118	70,863,841
AST Goldman Sachs Global Income Portfolio*	1,814,873	19,400,996
AST Goldman Sachs Large-Cap Value Portfolio*	569,151	17,006,244
AST Goldman Sachs Mid-Cap Growth Portfolio*	615,693	6,027,636
AST Goldman Sachs Small-Cap Value Portfolio*	123,268	2,867,211
AST Goldman Sachs Strategic Income Portfolio*	750,955	7,246,713
AST High Yield Portfolio*	560,575	5,605,749
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,764,422	50,780,070
AST International Growth Portfolio*	4,201,088	76,165,728
AST International Value Portfolio*	3,607,109	76,542,858
AST Investment Grade Bond Portfolio*	8,364,804	61,648,602
AST Jennison Large-Cap Growth Portfolio*	1,203,610	38,936,780
AST Loomis Sayles Large-Cap Growth Portfolio*	1,364,988	68,536,025
AST Lord Abbett Core Fixed Income Portfolio*	1,363,169	16,998,714
AST MFS Growth Portfolio*	1,570,710	39,173,505
AST MFS Large-Cap Value Portfolio*	3,257,744	63,460,861
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	82,046	2,810,893
AST Parametric Emerging Markets Equity Portfolio*	164,948	1,698,962
AST Prudential Core Bond Portfolio*	4,809,113	58,238,356
AST QMA International Core Equity Portfolio*	3,030,078	38,239,588
AST QMA Large-Cap Portfolio*	6,751,359	124,022,467

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Small-Cap Growth Opportunities Portfolio*	825,083	$16,947,208
AST Small-Cap Growth Portfolio*	376,194	16,928,724
AST Small-Cap Value Portfolio*	957,758	26,549,065
AST T. Rowe Price Large-Cap Growth Portfolio*	1,338,909	48,669,353
AST T. Rowe Price Large-Cap Value Portfolio*	3,453,452	50,765,745
AST WEDGE Capital Mid-Cap Value Portfolio*	112,687	2,799,141
AST Wellington Management Global Bond Portfolio*	4,558,562	48,548,686
AST Western Asset Core Plus Bond Portfolio*	3,078,666	38,914,340
AST Western Asset Emerging Markets Debt Portfolio*	157,397	1,759,703

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,097,991,472)(w)		1,282,244,287

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $6,513,270)(w)	6,513,270	6,513,270

TOTAL INVESTMENTS — 100.0% (cost $1,104,504,742)		1,288,757,557
Liabilities in excess of other assets — (0.0)%		(149,891)

NET ASSETS — 100.0%		$1,288,607,666

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

A1213

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,288,757,557	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1214

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%

COMMON STOCKS — 62.5%
Australia — 0.5%
AusNet Services	1,182,694	$1,529,773
Beach Energy Ltd.	1,277,206	1,217,056
BlueScope Steel Ltd.	251,196	2,955,363
CSR Ltd.	418,266	1,677,610
Downer EDI Ltd.	406,918	2,022,491
Fortescue Metals Group Ltd.	944,528	3,181,805
JB Hi-Fi Ltd.(a)	123,520	2,469,647
Metcash Ltd.	740,000	1,790,714
Mineral Resources Ltd.	128,423	1,702,672
OceanaGold Corp.	61,294	165,087
Stockland, REIT	548,509	1,701,970
Treasury Wine Estates Ltd.	206,260	2,694,835
Vicinity Centres, REIT	689,667	1,281,883
Whitehaven Coal Ltd.	588,184	2,040,315

		26,431,221

Austria — 0.2%
ams AG*	17,200	1,806,177
ANDRITZ AG	25,500	1,425,910
KTM Industries AG	94,962	709,328
Raiffeisen Bank International AG*	44,387	1,728,859
Schoeller-Bleckmann Oilfield Equipment AG*	10,075	1,111,168
UNIQA Insurance Group AG	177,816	2,070,017
voestalpine AG	26,391	1,384,399
Wienerberger AG	76,200	1,905,398

		12,141,256

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	40,270	4,427,561

Bermuda — 0.1%
Aspen Insurance Holdings Ltd.	5,715	256,318
Third Point Reinsurance Ltd.*	33,385	465,721
Triton International Ltd.	105,087	3,215,662

		3,937,701

Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	17,455	141,535
Banco Bradesco SA	83,260	977,497
Banco do Brasil SA	177,600	2,223,866
Banco Santander Brasil SA, UTS	45,500	551,273
Cia de Saneamento de Minas
Gerais-COPASA	34,400	501,290
Cosan Ltd. (Class A Stock)	120,972	1,256,899
Cosan SA Industria e Comercio	88,300	1,111,289
JBS SA	122,200	345,711
MRV Engenharia e Participacoes SA	249,800	1,232,562
Sao Martinho SA	35,700	187,505

		8,529,427

Canada — 1.8%
Alimentation Couche-Tard, Inc. (Class B Stock)	173,610	7,771,249
Bank of Nova Scotia (The)	188,675	11,622,034
BCE, Inc.	75,334	3,241,756
Canadian Imperial Bank of Commerce	66,084	5,833,099
Canadian Natural Resources Ltd.	207,300	6,516,591

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Canadian Tire Corp. Ltd. (Class A Stock)	34,344	$4,515,756
Capital Power Corp.	6,057	113,961
CCL Industries, Inc. (Class B Stock)	24,841	1,254,053
CGI Group, Inc. (Class A Stock)*	81,633	4,707,829
Cogeco Communications, Inc.	26,799	1,467,304
Empire Co. Ltd. (Class A Stock)	24,723	496,245
Fortis, Inc.	38,495	1,299,451
Genworth MI Canada, Inc.(a)	38,509	1,225,497
Gibson Energy, Inc.	8,609	110,991
H&R Real Estate Investment Trust, REIT, UTS	9,903	161,649
Hydro One Ltd., 144A	9,769	158,627
Keyera Corp.	9,365	243,584
Magna International, Inc.	210,991	11,884,672
Mercer International, Inc.	98,477	1,226,039
Metro, Inc.	121,642	3,880,534
National Bank of Canada	114,835	5,405,049
New Flyer Industries, Inc.	3,763	171,041
Norbord, Inc.	24,467	887,068
Open Text Corp.	4,325	150,461
Power Corp. of Canada	43,179	985,340
Pure Industrial Real Estate Trust, REIT	22,293	139,120
Quebecor, Inc. (Class B Stock)	70,049	1,339,160
Restaurant Brands International, Inc.	11,315	644,050
Royal Bank of Canada	146,480	11,315,007
Shaw Communications, Inc. (Class B Stock)	6,987	134,604
SmartCentres Real Estate Investment Trust, REIT	4,755	107,438
Suncor Energy, Inc.	88,102	3,042,386
Teck Resources Ltd. (Class B Stock)	9,067	233,510
TFI International, Inc.	5,751	147,798
Toronto-Dominion Bank (The)	79,522	4,512,635
Transcontinental, Inc. (Class A Stock)	80,128	1,582,844
WestJet Airlines Ltd.	10,142	186,568
WSP Global, Inc.	4,713	217,076

		98,932,076

China — 1.1%
Agricultural Bank of China Ltd. (Class H Stock)	2,078,000	1,193,278
Alibaba Group Holding Ltd., ADR*(a)	37,372	6,859,257
BAIC Motor Corp. Ltd. (Class H Stock), 144A	190,000	235,055
Baidu, Inc., ADR*	10,008	2,233,686
Bank of China Ltd. (Class H Stock)	3,516,000	1,920,648
Bank of Communications Co. Ltd. (Class H Stock)	1,867,000	1,476,033
BYD Electronic International Co. Ltd.	190,000	360,388
China Biologic Products Holdings, Inc.*	8,061	652,941
China Communications Services Corp. Ltd. (Class H Stock)	480,000	288,820
China Construction Bank Corp. (Class H Stock)	2,215,000	2,313,577
China Everbright Bank Co. Ltd. (Class H Stock)	1,028,000	498,049
China Mobile Ltd.	32,500	297,875
China Mobile Ltd., ADR	16,642	761,372
China Petroleum & Chemical Corp. (Class H Stock)	772,000	684,828

A1215

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Power International Development Ltd.	2,145,333	$554,673
China Southern Airlines Co. Ltd. (Class H Stock)	244,000	254,996
Chinasoft International Ltd.*	540,000	488,475
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	1,512,000	1,168,796
CIFI Holdings Group Co. Ltd.	566,000	500,028
Geely Automobile Holdings Ltd.	270,000	791,164
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	708,000	1,315,002
Hollysys Automation Technologies Ltd.	15,242	376,782
Hua Hong Semiconductor Ltd., 144A	193,000	386,521
Huaneng Renewables Corp. Ltd. (Class H Stock)	476,000	179,230
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,725,000	4,117,771
Nexteer Automotive Group Ltd.*	1,323,000	2,022,338
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	474,500	4,892,417
Shenzhen Expressway Co. Ltd. (Class H Stock)	554,000	565,834
Shenzhen Investment Ltd.	602,000	257,092
Shimao Property Holdings Ltd.	524,500	1,504,313
Sichuan Expressway Co. Ltd. (Class H Stock)	338,000	119,817
Springland International Holdings Ltd.	1,022,000	245,998
Tencent Holdings Ltd.	262,000	14,064,047
Tianneng Power International Ltd.	606,000	721,972
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)(a)	340,600	549,723
Xtep International Holdings Ltd.	448,500	250,081
Yangzijiang Shipbuilding Holdings Ltd.	1,768,100	1,646,779
Yuzhou Properties Co. Ltd.	903,000	620,234
Zhejiang Expressway Co. Ltd. (Class H Stock)	420,000	430,746
Zhongsheng Group Holdings Ltd.	287,000	788,464

		58,589,100

Colombia — 0.0%
Almacenes Exito SA	31,398	185,193
Corp Financiera Colombiana SA	15,246	129,867
Ecopetrol SA	2,202,392	2,061,250
Grupo Aval Acciones y Valores SA, ADR	19,409	161,289

		2,537,599

Czech Republic — 0.0%
Moneta Money Bank A/S, 144A	135,575	561,576

Denmark — 0.9%
Ambu A/S (Class A Stock)	167,625	3,794,006
Coloplast A/S (Class B Stock)	67,026	5,684,938
Danske Bank A/S	211,615	7,928,853
DSV A/S	143,605	11,337,377
GN Store Nord A/S	34,100	1,209,453
Novo Nordisk A/S (Class B Stock)	242,638	11,934,359
OW Bunker A/S(d)*^	53,469	—
SimCorp A/S	97,297	6,800,183
Topdanmark A/S*	12,913	609,723

		49,298,892

	Shares	Value
COMMON STOCKS (Continued)
Egypt — 0.0%
Commercial International Bank Egypt SAE, GDR	59,377	$301,635

Faroe Islands — 0.0%
Bakkafrost P/F	38,634	2,116,845

Finland — 0.1%
Amer Sports OYJ*	37,200	1,147,999
Huhtamaki OYJ	40,461	1,775,436
Outotec OYJ*	149,900	1,339,540
Stora Enso OYJ (Class R Stock)(a)	31,887	586,287
UPM-Kymmene OYJ	22,224	823,930

		5,673,192

France — 2.4%
Air France-KLM*	176,824	1,973,152
Arkema SA	4,416	576,505
Atos SE	35,120	4,811,770
AXA SA	82,407	2,190,628
BNP Paribas SA	94,652	7,019,467
Bureau Veritas SA	160,276	4,166,230
Capgemini SE	64,646	8,066,181
Cie Generale des Etablissements Michelin SCA	59,483	8,806,035
Credit Agricole SA	116,496	1,899,471
Dassault Systemes SE	37,064	5,040,466
Eiffage SA	37,707	4,294,502
Europcar Groupe SA, 144A	83,554	929,931
Fonciere des Regions, REIT	12,051	1,329,448
ICADE, REIT	5,159	500,860
Ingenico Group SA	44,721	3,629,878
Interparfums SA	42,465	1,955,172
Ipsen SA	20,973	3,259,956
Klepierre SA, REIT	72,317	2,914,899
Korian SA	31,147	1,054,019
Legrand SA	59,653	4,680,421
L’Oreal SA	20,274	4,579,063
LVMH Moet Hennessy Louis Vuitton SE	21,361	6,582,895
Nexity SA	32,160	2,059,709
Orange SA	594,948	10,112,847
Orpea	20,249	2,571,384
Peugeot SA	24,469	589,199
Sanofi	49,667	3,985,289
Sartorius Stedim Biotech	28,254	2,550,680
Societe BIC SA	25,636	2,548,365
SPIE SA	38,658	855,363
TOTAL SA	190,484	10,918,494
Ubisoft Entertainment SA*	42,780	3,620,562
Vinci SA	95,214	9,378,123

		129,450,964

Germany — 2.2%
Aareal Bank AG	30,100	1,435,955
alstria office REIT-AG, REIT	84,964	1,330,585
Aurubis AG	32,624	2,741,829
Bayerische Motoren Werke AG	19,027	2,069,564
Bechtle AG	28,400	2,303,777
CANCOM SE	28,007	2,890,220
Daimler AG	131,522	11,205,690
Deutsche Lufthansa AG	217,981	6,968,321
Deutsche Pfandbriefbank AG, 144A	98,300	1,549,855

A1216

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Deutsche Post AG	132,415	$5,799,693
Fraport AG Frankfurt Airport Services Worldwide	19,349	1,909,597
Fresenius SE & Co. KGaA	83,900	6,415,404
GRENKE AG	16,000	1,695,617
Hella GmbH & Co. KGaA	25,600	1,685,283
Infineon Technologies AG	513,459	13,808,587
Jenoptik AG	77,800	2,757,217
LEG Immobilien AG	33,836	3,804,721
Merck KGaA	49,905	4,788,286
MTU Aero Engines AG	9,200	1,550,549
Nemetschek SE	32,478	3,642,187
OSRAM Licht AG	22,591	1,662,411
Rational AG	4,564	2,871,037
Salzgitter AG	27,800	1,422,138
SAP SE	147,731	15,509,092
Scout24 AG, 144A	45,335	2,113,833
Siltronic AG*	14,353	2,461,722
Software AG	15,432	808,975
Stroeer SE & Co. KGaA	27,455	1,918,633
Symrise AG	41,382	3,332,060
Talanx AG	27,340	1,188,762
TLG Immobilien AG	73,792	2,025,524
Volkswagen AG	10,185	2,038,536
Zalando SE, 144A*(a)	79,223	4,323,099

		122,028,759

Ghana — 0.0%
Tullow Oil PLC*	726,438	2,002,575

Hong Kong — 0.4%
China High Speed Transmission Equipment Group Co. Ltd.	138,000	217,648
CK Asset Holdings Ltd.	514,500	4,341,903
CK Hutchison Holdings Ltd.	214,036	2,571,701
Jardine Matheson Holdings Ltd.	33,800	2,101,007
Kerry Properties Ltd.	243,500	1,101,104
Kingboard Chemical Holdings Ltd.	277,000	1,280,625
Man Wah Holdings Ltd.	1,042,800	831,737
Nine Dragons Paper Holdings Ltd.	2,154,000	3,264,608
Pou Sheng International Holdings Ltd.	489,000	124,387
Tongda Group Holdings Ltd.	1,390,000	267,765
Tongda Hong Tai Holdings Ltd.*	34,750	6,907
WH Group Ltd., 144A	3,357,500	3,597,514
Wheelock & Co. Ltd.	160,000	1,173,607
Xinyi Glass Holdings Ltd.*	942,000	1,433,871
Yue Yuen Industrial Holdings Ltd.	325,000	1,302,102

		23,616,486

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	220,756	393,951
MOL Hungarian Oil & Gas PLC	44,604	486,661
OTP Bank PLC	11,824	531,275

		1,411,887

India — 0.0%
Tata Motors Ltd., ADR*	55,285	1,420,825
Wipro Ltd., ADR(a)	74,008	381,881

		1,802,706

	Shares	Value
COMMON STOCKS (Continued)
Indonesia — 0.0%
Adaro Energy Tbk PT	1,471,100	$229,212
Gudang Garam Tbk PT	28,900	152,612
Telekomunikasi Indonesia Persero Tbk PT, ADR(a)	22,108	584,093

		965,917

Ireland — 0.5%
AerCap Holdings NV*	101,304	5,138,139
Dalata Hotel Group PLC*	268,404	2,047,650
Kerry Group PLC (Class A Stock)	47,240	4,790,194
Kingspan Group PLC	173,705	7,355,877
Origin Enterprises PLC	99,302	653,747
Ryanair Holdings PLC, ADR*	56,808	6,978,863

		26,964,470

Israel — 0.1%
Orbotech Ltd.*	65,810	4,092,066

Italy — 0.5%
BPER Banca	138,000	769,507
Buzzi Unicem SpA	65,500	1,534,219
De’ Longhi SpA	127,130	3,773,771
DiaSorin SpA	8,300	747,645
Enel SpA	1,259,266	7,705,725
Fincantieri SpA*	940,525	1,379,361
FinecoBank Banca Fineco SpA	205,800	2,477,069
Maire Tecnimont SpA	247,783	1,275,927
OVS SpA, 144A	128,000	785,932
Recordati SpA	83,259	3,071,873
Societa Cattolica di Assicurazioni SC	86,595	922,072
Unipol Gruppo SpA	456,396	2,233,236
Yoox Net-A-Porter Group SpA*	47,299	2,199,436

		28,875,773

Japan — 2.7%
Aisin Seiki Co. Ltd.	126,500	6,903,481
Canon Marketing Japan, Inc.	43,700	1,182,258
Canon, Inc.	54,500	1,977,168
Coca-Cola Bottlers Japan Holdings, Inc.	92,700	3,828,281
COMSYS Holdings Corp.	127,900	3,400,361
Daiwa House Industry Co. Ltd.	186,100	7,169,192
ITOCHU Corp.(a)	524,900	10,249,814
Japan Airlines Co. Ltd.	149,500	6,087,066
Maeda Corp.	135,400	1,581,902
Maeda Road Construction Co. Ltd.	54,000	1,084,826
Marubeni Corp.	930,600	6,795,738
Matsumotokiyoshi Holdings Co. Ltd.	97,600	4,135,261
Mitsubishi Chemical Holdings Corp.	588,600	5,730,886
Mitsubishi Corp.	363,000	9,771,619
Mitsubishi Gas Chemical Co., Inc.	174,300	4,206,339
Mitsui & Co. Ltd.	529,900	9,118,448
Mizuho Financial Group, Inc.(a)	716,600	1,305,916
NHK Spring Co. Ltd.	254,100	2,721,340
Nippo Corp.	38,000	856,652
Nippon Light Metal Holdings Co. Ltd.	665,000	1,738,644
Nippon Telegraph & Telephone Corp.	188,300	8,784,773
Nishimatsu Construction Co. Ltd.	60,000	1,492,978
Nissan Motor Co. Ltd.(a)	637,300	6,578,301
Seiko Epson Corp.	122,000	2,114,238
Sojitz Corp.	1,674,900	5,342,351

A1217

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sumitomo Corp.	567,500	$9,507,062
Sumitomo Mitsui Financial Group, Inc.	184,400	7,823,038
Takeda Pharmaceutical Co. Ltd.	113,000	5,510,022
Tokai Rika Co. Ltd.	72,000	1,468,757
Toyoda Gosei Co. Ltd.	58,100	1,345,569
Yamada Denki Co. Ltd.(a)	676,600	4,111,506

		143,923,787

Luxembourg — 0.1%
APERAM SA	36,100	1,728,666
ArcelorMittal*	29,654	941,880

		2,670,546

Malaysia — 0.0%
Bermaz Auto Bhd	407,820	239,283
Hong Leong Financial Group Bhd	132,000	656,848
MISC Bhd	98,800	180,702
Sunway Bhd	473,690	194,049
Top Glove Corp. Bhd	425,600	1,075,128

		2,346,010

Mexico — 0.1%
Alpek SAB de CV	244,800	340,135
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	57,000	563,196
Grupo Lala SAB de CV(a)	88,600	120,521
Industrias Bachoco SAB de CV, ADR	17,830	1,104,569
Industrias Bachoco SAB de CV (Class B Stock)	41,700	218,592
Vitro SAB de CV (Class A Stock)	149,700	494,389

		2,841,402

Monaco — 0.0%
Scorpio Tankers, Inc.(a)	143,881	282,007

Netherlands — 1.2%
Aalberts Industries NV	42,722	2,177,134
Amsterdam Commodities NV	27,537	721,823
ASM International NV	10,800	789,736
ASML Holding NV	49,433	9,802,259
ASR Nederland NV	92,007	3,934,058
BE Semiconductor Industries NV	52,268	5,361,674
IMCD Group NV	25,200	1,549,987
ING Groep NV	533,696	9,006,240
Koninklijke Ahold Delhaize NV	159,908	3,789,172
Koninklijke Volkerwessels NV	24,927	684,074
NN Group NV	102,241	4,542,570
OCI NV*(a)	49,700	1,149,991
Philips Lighting NV, 144A	126,340	4,750,019
Royal Dutch Shell PLC (Class A Stock)	305,282	9,725,438
Royal Dutch Shell PLC (Class B Stock)	261,289	8,407,853
TomTom NV*	149,300	1,377,584

		67,769,612

New Zealand — 0.0%
Air New Zealand Ltd.	858,748	2,012,223

Norway — 0.2%
Elkem ASA, 144A*	287,246	1,104,820
Grieg Seafood ASA	71,000	658,077
Leroy Seafood Group ASA	160,000	993,492

	Shares	Value
COMMON STOCKS (Continued)
Norway (cont’d.)
Marine Harvest ASA	241,188	$4,875,247
Nordic American Offshore Ltd.	1,240	1,363
Petroleum Geo-Services ASA*	333,300	1,037,371
Salmar ASA	41,404	1,704,835

		10,375,205

Philippines — 0.0%
DMCI Holdings, Inc.	638,150	149,380
San Miguel Corp.	36,270	93,481

		242,861

Puerto Rico — 0.0%
First BanCorp.*	111,162	669,195

Russia — 0.1%
Evraz PLC	221,862	1,352,907
LUKOIL PJSC, ADR(a)	9,313	641,666
Magnitogorsk Iron & Steel Works PJSC, GDR	11,995	119,230
MegaFon PJSC, GDR	18,924	187,158
MMC Norilsk Nickel PJSC, ADR(a)	10,925	202,495
RusHydro PJSC, ADR	159,989	201,266
Severstal PJSC, GDR	9,403	141,891
United Co. RUSAL PLC	455,000	277,414
X5 Retail Group NV, GDR*	25,629	861,134

		3,985,161

Singapore — 0.0%
Accordia Golf Trust, UTS	121,900	60,003
Wing Tai Holdings Ltd.	174,300	276,351

		336,354

South Africa — 0.1%
AVI Ltd.	79,855	745,472
Barclays Africa Group Ltd.	89,140	1,427,675
Clicks Group Ltd.	57,038	881,189
Fortress REIT Ltd. (Class A Stock), REIT	141,460	191,809
Investec Ltd.	36,297	283,466
Liberty Holdings Ltd.	108,183	1,147,719
Naspers Ltd. (Class N Stock)	2,794	683,728
Raubex Group Ltd.	96,887	165,622
Redefine Properties Ltd., REIT	178,601	174,879
SPAR Group Ltd. (The)	35,309	606,144
Super Group Ltd.*	95,631	290,966
Tiger Brands Ltd.	19,329	604,966
Tsogo Sun Holdings Ltd.	86,584	170,128

		7,373,763

South Korea — 0.5%
Daelim Industrial Co. Ltd.	9,379	651,375
Doosan Heavy Industries & Construction Co. Ltd.*	6,724	100,888
GS Holdings Corp.	12,015	698,666
Hana Financial Group, Inc.	26,747	1,152,719
Hanil Cement Co. Ltd.	2,251	228,365
Hanwha General Insurance Co. Ltd.	20,743	164,202
KB Financial Group, Inc.	10,040	582,292
Kia Motors Corp.	37,909	1,135,597
Korea Electric Power Corp.	28,472	881,509
Korea Electric Power Corp., ADR*(a)	67,187	1,034,008
Korea Petrochemical Ind Co. Ltd.	2,535	701,489

A1218

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
LG Chem Ltd.	1,847	$674,209
Lotte Chemical Corp.	878	359,704
LS Corp.	6,438	447,898
S&T Motiv Co. Ltd.	3,897	144,154
Samsung Electronics Co. Ltd.	4,903	11,455,743
Samsung Electronics Co. Ltd., GDR	782	896,172
SK Telecom Co. Ltd.	9,531	2,066,670
S-Oil Corp.	3,607	408,433
Woori Bank	49,581	674,162

		24,458,255

Spain — 0.6%
Aena SME SA, 144A	32,677	6,589,111
Amadeus IT Group SA	114,781	8,494,162
Banco Santander SA	140,825	921,754
Cia de Distribucion Integral Logista Holdings SA	39,754	842,758
CIE Automotive SA	56,688	2,025,438
Industria de Diseno Textil SA	120,324	3,782,828
Melia Hotels International SA	108,064	1,529,739
Merlin Properties Socimi SA, REIT	79,400	1,216,291
Repsol SA	237,189	4,216,191
Unicaja Banco SA, 144A*	781,377	1,346,666

		30,964,938

Sweden — 1.3%
AAK AB	14,700	1,301,541
Assa Abloy AB (Class B Stock)	351,937	7,628,388
Atlas Copco AB (Class A Stock)	195,672	8,498,388
Bilia AB (Class A Stock)	67,956	604,168
BioGaia AB (Class B Stock)	38,196	1,928,833
Boliden AB	301,521	10,610,048
Castellum AB(a)	143,045	2,342,826
Elekta AB (Class B Stock)	223,979	2,397,859
Hexagon AB (Class B Stock)	139,336	8,316,823
Hexpol AB	264,116	2,455,218
Indutrade AB	56,300	1,456,674
L E Lundbergforetagen AB (Class B Stock)	6,798	488,696
NetEnt AB*	151,172	763,119
Peab AB	35,646	321,824
SAS AB*	331,769	788,243
Scandi Standard AB	127,300	876,849
Scandic Hotels Group AB, 144A	53,182	510,129
Svenska Cellulosa AB SCA (Class B Stock)(a)	339,129	3,624,133
Swedbank AB (Class A Stock)	275,635	6,193,615
Tobii AB*(a)	203,500	787,088
Trelleborg AB (Class B Stock)	236,083	5,948,853
Vitrolife AB	32,199	2,286,491
Volvo AB (Class B Stock)(a)	83,521	1,528,800

		71,658,606

Switzerland — 1.4%
Bucher Industries AG	3,040	1,270,295
Chocoladefabriken Lindt & Spruengli AG	434	2,692,630
Cie Financiere Richemont SA	99,013	8,897,493
Coca-Cola HBC AG*	83,397	3,086,238
CRISPR Therapeutics AG*(a)	6,352	290,350
Ferrexpo PLC	238,427	819,338

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Galenica AG, 144A*	14,299	$756,514
Georg Fischer AG	3,189	4,269,663
Interroll Holding AG	1,725	2,708,870
Julius Baer Group Ltd.*	45,450	2,797,061
Lonza Group AG*	41,791	9,855,953
Nestle SA	7,174	567,044
Novartis AG	107,352	8,682,724
OC Oerlikon Corp. AG*	111,100	1,963,748
Partners Group Holding AG	8,821	6,563,923
Roche Holding AG	22,303	5,116,244
STMicroelectronics NV	54,110	1,204,151
Sunrise Communications Group AG, 144A*	13,900	1,166,134
Swiss Life Holding AG*	20,221	7,206,107
Temenos Group AG*	7,400	887,329
u-blox Holding AG*	3,520	634,193
VAT Group AG, 144A*	16,240	2,734,656

		74,170,658

Taiwan — 0.3%
Accton Technology Corp.	169,000	558,293
AmTRAN Technology Co. Ltd	249,000	121,906
Chicony Power Technology Co. Ltd.	160,800	328,950
China Motor Corp.	297,000	281,085
First Financial Holding Co. Ltd.	954,920	666,023
Formosa Chemicals & Fibre Corp.	272,000	1,027,014
Hon Hai Precision Industry Co. Ltd., GDR	36,817	229,002
Inventec Corp.	198,000	158,330
King Yuan Electronics Co. Ltd.	415,000	435,609
Lite-On Technology Corp.	582,836	819,836
Mitac Holdings Corp.	499,896	579,560
Nanya Technology Corp.	570,000	1,826,333
Pegatron Corp.	728,000	1,832,309
Powertech Technology, Inc.	153,000	482,328
Sinbon Electronics Co. Ltd.	126,307	333,660
St. Shine Optical Co. Ltd.	14,000	414,045
Taiwan Cooperative Financial Holding Co. Ltd.	803,400	474,973
Taiwan Semiconductor Manufacturing Co. Ltd.	619,000	5,243,054
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,683	204,928
Tong Yang Industry Co. Ltd.	76,000	137,419
Tripod Technology Corp.	99,000	335,785
United Microelectronics Corp.	962,000	506,977
Wistron Corp.	902,060	780,358

		17,777,777

Thailand — 0.1%
Airports of Thailand PCL	754,900	1,598,035
GFPT PCL	148,400	63,776
PTT Global Chemical PCL	204,700	622,233
PTT PCL	87,100	1,534,012
Siam Cement PCL (The)	33,700	532,698
Thai Union Group PCL (Class F Stock)	71,300	42,684
Thanachart Capital PCL	313,100	522,166
Tisco Financial Group PCL	165,000	465,234

		5,380,838

A1219

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Turkey — 0.1%
Akbank Turk A/S	293,890	$714,604
Arcelik A/S.	67,816	308,329
BIM Birlesik Magazalar A/S	25,203	457,019
Petkim Petrokimya Holding A/S	182,382	375,777
Tofas Turk Otomobil Fabrikasi A/S	68,934	464,607
Trakya Cam Sanayii A/S	255,854	332,133

		2,652,469

United Kingdom — 3.5%
3i Group PLC	426,312	5,145,513
accesso Technology Group PLC*	56,897	1,831,460
Anglo American PLC	311,406	7,254,083
Ashmore Group PLC	207,500	1,111,041
ASOS PLC*	52,920	5,176,962
Auto Trader Group PLC, 144A	769,800	3,783,884
Barratt Developments PLC	417,679	3,108,075
Bellway PLC	66,885	2,862,340
Berkeley Group Holdings PLC	89,872	4,777,543
Blue Prism Group PLC*(a)	45,552	894,155
Bovis Homes Group PLC	88,250	1,410,003
BP PLC	2,403,815	16,213,944
British American Tobacco PLC	141,094	8,156,184
British American Tobacco PLC, ADR	111,418	6,427,704
Bunzl PLC	65,458	1,924,876
Compass Group PLC	318,650	6,506,484
DCC PLC	69,736	6,425,262
Fiat Chrysler Automobiles NV*	100,272	2,045,179
Genus PLC	81,400	2,663,458
Halma PLC	85,107	1,408,794
Howden Joinery Group PLC	541,401	3,504,418
HSBC Holdings PLC, (QMTF)	609,671	5,725,233
Intermediate Capital Group PLC	117,245	1,619,400
International Consolidated Airlines Group SA	408,124	3,522,650
J Sainsbury PLC	217,059	728,119
JD Sports Fashion PLC	243,576	1,148,838
Legal & General Group PLC	1,219,860	4,419,851
Lloyds Banking Group PLC	3,973,106	3,614,035
Melrose Industries PLC(a)	539,400	1,747,706
Nomad Foods Ltd.*(a)	209,589	3,298,931
Oxford Instruments PLC	97,594	1,012,410
Paragon Banking Group PLC	154,299	1,021,315
Persimmon PLC	212,957	7,558,305
Prudential PLC	486,025	12,145,096
Reckitt Benckiser Group PLC	124,421	10,502,078
Redrow PLC	105,991	885,642
Rightmove PLC	29,620	1,808,124
Rotork PLC	1,015,358	4,058,210
Royal Mail PLC	197,549	1,499,350
RPC Group PLC	110,175	1,197,809
Senior PLC	681,100	2,879,538
Spectris PLC	41,514	1,571,215
Spirax-Sarco Engineering PLC	47,762	3,852,878
SSE PLC	135,448	2,429,842
St. James’s Place PLC	317,256	4,836,832
Superdry PLC.	39,571	867,002
Tate & Lyle PLC	415,586	3,174,087
TP ICAP PLC	137,800	865,135
Unilever NV, CVA	111,225	6,278,151

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Vesuvius PLC	175,700	$1,440,260

		188,339,404

United States — 39.1%
2U, Inc.*(a)	7,742	650,560
3M Co.	3,490	766,125
A10 Networks, Inc.*	83,380	485,272
AAR Corp.	33,758	1,489,065
Abbott Laboratories	85,748	5,138,020
AbbVie, Inc.	109,693	10,382,442
Accenture PLC (Class A Stock)	84,614	12,988,249
ACCO Brands Corp.	80,000	1,003,999
Activision Blizzard, Inc.	74,173	5,003,711
Aerovironment, Inc.*(a)	8,332	379,189
Aetna, Inc.	40,428	6,832,331
Aflac, Inc.	111,166	4,864,624
Agilent Technologies, Inc.	15,269	1,021,496
AGNC Investment Corp., REIT	175,380	3,318,190
Air Lease Corp.	28,970	1,234,701
Air Products & Chemicals, Inc.	13,189	2,097,447
Air Transport Services Group, Inc.*	57,810	1,348,129
Aircastle Ltd.	66,662	1,323,907
Align Technology, Inc.*	8,333	2,092,666
Allegheny Technologies, Inc.*(a)	22,894	542,130
Allergan PLC	21,967	3,696,826
Allscripts Healthcare Solutions, Inc.*	46,255	571,249
Allstate Corp. (The)	101,871	9,657,371
Ally Financial, Inc.	135,596	3,681,431
Alphabet, Inc. (Class A Stock)*	29,242	30,328,048
Alphabet, Inc. (Class C Stock)*	14,823	15,294,223
Altria Group, Inc.	60,681	3,781,640
Amazon.com, Inc.*	31,141	45,071,615
Amdocs Ltd.	44,899	2,995,661
Ameren Corp.	154,215	8,733,195
American Eagle Outfitters, Inc.(a)	83,640	1,666,945
American Electric Power Co., Inc.	102,247	7,013,122
American Equity Investment Life Holding Co.	32,260	947,154
American Financial Group, Inc.	42,734	4,795,609
American Outdoor Brands Corp.*(a)	3,878	40,021
American Railcar Industries, Inc.(a)	9,673	361,867
American Tower Corp., REIT	56,200	8,168,107
American Vanguard Corp.	32,074	647,895
Ameriprise Financial, Inc.	10,097	1,493,750
AMETEK, Inc.	23,240	1,765,543
Amgen, Inc.(a)	102,732	17,513,751
Amicus Therapeutics, Inc.*(a)	23,764	357,411
AmTrust Financial Services, Inc.(a)	31,598	388,971
Andeavor	29,584	2,974,967
ANI Pharmaceuticals, Inc.*	5,250	305,655
Annaly Capital Management, Inc., REIT	1,023,051	10,670,422
Anthem, Inc.	104,322	22,919,543
Apollo Investment Corp.	20,061	104,718
Apple, Inc.	483,635	81,144,280
Applied Materials, Inc.	470,962	26,190,197
Arena Pharmaceuticals, Inc.*	5,361	211,760
Arista Networks, Inc.*	7,173	1,831,267
ARMOUR Residential REIT, Inc., REIT	38,623	899,143
Arrow Electronics, Inc.*	80,976	6,236,772

A1220

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Ashland Global Holdings, Inc.	12,251	$854,997
Aspen Technology, Inc.*	5,235	412,989
AT&T, Inc.	563,032	20,072,091
Athene Holding Ltd. (Class A Stock)*	109,156	5,218,748
Atkore International Group, Inc.*	45,365	900,495
Automatic Data Processing, Inc.	9,493	1,077,266
Avangrid, Inc.(a)	66,434	3,396,106
Avery Dennison Corp.	38,965	4,140,031
Avexis, Inc.*	2,716	335,643
Bancorp, Inc. (The)*	116,450	1,257,659
Bank of America Corp.	1,332,871	39,972,801
Bank of New York Mellon Corp. (The)	253,637	13,069,915
Barrett Business Services, Inc.	13,260	1,098,989
Baxter International, Inc.	150,919	9,815,772
BBX Capital Corp.	66,445	611,958
Becton, Dickinson & Co.	21,281	4,611,593
Berkshire Hathaway, Inc. (Class B Stock)*	26,329	5,252,109
Best Buy Co., Inc.(a)	223,938	15,673,421
BGC Partners, Inc. (Class A Stock)	242,702	3,264,342
Biogen, Inc.*	13,055	3,574,720
BioMarin Pharmaceutical, Inc.*	82,830	6,715,028
BioSpecifics Technologies Corp.*	6,265	277,790
BioTelemetry, Inc.*(a)	37,222	1,155,743
BlackRock, Inc.	17,385	9,417,802
Blackstone Mortgage Trust, Inc. (Class A Stock), REIT(a)	11,631	365,446
Blucora, Inc.*	2,687	66,100
Bluebird Bio, Inc.*	1,426	243,490
Blueprint Medicines Corp.*	3,264	299,309
Boeing Co. (The)	44,131	14,469,672
Boingo Wireless, Inc.*	60,116	1,489,073
Booz Allen Hamilton Holding Corp.	59,436	2,301,362
Box, Inc. (Class A Stock)*	30,160	619,787
Brady Corp. (Class A Stock)	2,944	109,370
Briggs & Stratton Corp.	4,616	98,829
Bright Horizons Family Solutions, Inc.*	9,198	917,225
BrightSphere Investment Group PLC	16,310	257,046
Bristol-Myers Squibb Co.	79,597	5,034,510
Brixmor Property Group, Inc., REIT	67,193	1,024,693
Broadcom Ltd.	15,050	3,546,533
Broadridge Financial Solutions, Inc.	103,073	11,306,077
Brooks Automation, Inc.	22,803	617,505
Bruker Corp.	126,340	3,780,093
Bunge Ltd.	23,727	1,754,374
Cabot Corp.	2,055	114,505
Cabot Microelectronics Corp.	48,870	5,234,466
Cadence Design Systems, Inc.*	42,727	1,571,072
CAI International, Inc.*	58,422	1,242,052
Callaway Golf Co.	59,840	978,982
Cal-Maine Foods, Inc.*(a)	5,879	256,912
Camping World Holdings, Inc. (Class A Stock)	12,580	405,705
Cantel Medical Corp.	4,692	522,736
Capital One Financial Corp.	41,526	3,979,021
Carbonite, Inc.*	28,319	815,587
Carlyle Group LP (The), MLP	44,190	943,457
Carnival Corp.	39,565	2,594,673
Carnival PLC	57,307	3,688,468

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Casella Waste Systems, Inc. (Class A Stock)*	5,880	$137,474
Catalent, Inc.*	54,455	2,235,922
Caterpillar, Inc.(a)	85,280	12,568,566
CDW Corp.	113,761	7,998,536
Centene Corp.*	40,715	4,351,212
CenterPoint Energy, Inc.	359,968	9,863,123
CenterState Bank Corp.	2,079	55,156
Central Garden & Pet Co.*(a)	24,335	1,046,405
Charles River Laboratories International, Inc.*	11,935	1,273,942
Charles Schwab Corp. (The)	13,969	729,461
Chart Industries, Inc.*	17,699	1,044,772
Chatham Lodging Trust, REIT(a)	36,735	703,475
Chegg, Inc.*(a)	41,894	865,530
Chemours Co. (The)	19,471	948,432
Chevron Corp.	254,945	29,073,928
Chimera Investment Corp., REIT	78,372	1,364,457
Chubb Ltd.	75,690	10,352,121
Churchill Downs, Inc.	6,380	1,557,039
Cigna Corp.	57,223	9,598,586
Cirrus Logic, Inc.*	31,567	1,282,567
Cisco Systems, Inc.	722,719	30,997,418
Citigroup, Inc.	184,572	12,458,610
Citizens Financial Group, Inc.	86,889	3,647,600
Clarus Corp.*	42,615	287,651
Clovis Oncology, Inc.*	3,883	205,022
CNA Financial Corp.	32,025	1,580,434
CNO Financial Group, Inc.	134,105	2,906,055
Coca-Cola Co. (The)	13,341	579,400
Coherent, Inc.*(a)	28,731	5,384,189
Columbia Sportswear Co.	10,930	835,380
Columbus McKinnon Corp.	19,027	681,928
Comcast Corp. (Class A Stock)	775,670	26,504,644
Compass Diversified Holdings, MLP	21,695	355,798
ConocoPhillips	112,250	6,655,303
Constellation Brands, Inc. (Class A Stock)	48,824	11,127,966
Continental Resources, Inc.*	95,878	5,652,008
Control4 Corp.*	17,762	381,528
Cooper Cos., Inc. (The)	8,745	2,000,943
CoreCivic, Inc., REIT	9,235	180,267
Corning, Inc.	171,052	4,768,930
CoStar Group, Inc.*	3,990	1,447,093
Costco Wholesale Corp.	45,070	8,492,540
Credit Acceptance Corp.*(a)	1,125	371,711
CubeSmart, REIT	180,095	5,078,679
Cummins, Inc.	9,854	1,597,235
CVR Energy, Inc.(a)	10,509	317,582
CVS Health Corp.	142,987	8,895,221
CYS Investments, Inc., REIT(a)	364,715	2,450,885
Dana, Inc.	70,081	1,805,287
Danaher Corp.	71,149	6,966,199
Darden Restaurants, Inc.	21,452	1,828,783
Daseke, Inc.*(a)	51,296	502,188
Dave & Buster’s Entertainment, Inc.*(a)	13,302	555,225
Delek US Holdings, Inc.(a)	35,024	1,425,477
Delta Air Lines, Inc.(a)	185,770	10,182,054
Domtar Corp.	28,960	1,231,958
Donegal Group, Inc. (Class A Stock)	47,115	744,417

A1221

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
DowDuPont, Inc.	279,638	$17,815,737
DST Systems, Inc.	13,520	1,130,948
DTE Energy Co.	76,800	8,017,920
Duke Energy Corp.	86,520	6,702,704
DXC Technology Co.	163,078	16,394,231
E*TRADE Financial Corp.*	26,407	1,463,212
Eastman Chemical Co.	6,090	642,982
Echo Global Logistics, Inc.*	23,824	657,542
Edison International	96,294	6,130,076
Eldorado Resorts, Inc.*(a)	30,998	1,022,934
Electronic Arts, Inc.*	16,485	1,998,641
Eli Lilly & Co.	138,958	10,751,180
Emergent BioSolutions, Inc.*	27,445	1,444,979
Entegris, Inc.	21,232	738,874
Entergy Corp.	24,111	1,899,465
Enterprise Financial Services Corp.	6,665	312,589
EOG Resources, Inc.	62,300	6,558,321
EPAM Systems, Inc.*	4,937	565,385
ePlus, Inc.*	2,705	210,179
Equinix, Inc., REIT	17,840	7,459,618
Equity LifeStyle Properties, Inc., REIT	4,607	404,356
ESCO Technologies, Inc.	2,607	152,640
Essent Group Ltd.*	46,918	1,996,830
Estee Lauder Cos., Inc. (The) (Class A Stock)	89,116	13,342,448
Everbridge, Inc.*	9,717	355,642
Everest Re Group Ltd.	25,047	6,432,571
Exelixis, Inc.*	10,280	227,702
Exelon Corp.	88,394	3,448,250
Express Scripts Holding Co.*	57,057	3,941,498
Extended Stay America, Inc., UTS	69,140	1,366,898
Exterran Corp.*	9,510	253,917
Extreme Networks, Inc.*	63,380	701,617
Exxon Mobil Corp.	228,902	17,078,378
Facebook, Inc. (Class A Stock)*	166,005	26,525,939
Fair Isaac Corp.*	6,341	1,073,975
FedEx Corp.(a)	15,797	3,793,018
FibroGen, Inc.*	7,974	368,399
Fidelity National Information Services, Inc.	14,174	1,364,956
First American Financial Corp.	79,809	4,683,192
First Data Corp. (Class A Stock)*	51,740	827,840
First Merchants Corp.	19,385	808,355
Five9, Inc.*	41,321	1,230,953
FleetCor Technologies, Inc.*	23,009	4,659,323
Flexion Therapeutics, Inc.*(a)	29,730	666,249
FormFactor, Inc.*	34,336	468,686
Fortive Corp.	123,830	9,599,302
Forward Air Corp.	11,643	615,449
Fresh Del Monte Produce, Inc.	9,550	432,041
Gaming and Leisure Properties, Inc., REIT	38,856	1,300,510
GATX Corp.(a)	8,307	568,946
General Electric Co.	67,044	903,753
General Motors Co.	114,909	4,175,793
Genomic Health, Inc.*	30,130	942,768
Getty Realty Corp., REIT	46,675	1,177,144
G-III Apparel Group Ltd.*	16,896	636,641
Gilead Sciences, Inc.	141,115	10,638,660
Gladstone Commercial Corp., REIT	27,305	473,469
Golden Entertainment, Inc.*(a)	82,810	1,923,676

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Goldman Sachs Group, Inc. (The)	51,440	$12,955,678
Granite Construction, Inc.(a)	18,611	1,039,610
Gray Television, Inc.*	115,220	1,463,294
Greenbrier Cos., Inc. (The)(a)	11,698	587,825
Greif, Inc. (Class A Stock)	14,385	751,616
GTT Communications, Inc.*(a)	18,645	1,057,172
H&E Equipment Services, Inc.	23,655	910,481
H&R Block, Inc.	53,953	1,370,946
Haemonetics Corp.*	7,805	571,014
Halozyme Therapeutics, Inc.*	9,778	191,551
Halyard Health, Inc.*(a)	22,535	1,038,413
Hanover Insurance Group, Inc. (The)	39,277	4,630,366
HEICO Corp. (Class A Stock)	18,589	1,318,890
Heidrick & Struggles International, Inc.	40,985	1,280,781
Heritage Financial Corp.	4,307	131,794
Herman Miller, Inc.	34,165	1,091,572
Hewlett Packard Enterprise Co.	44,013	771,988
Hexcel Corp.(a)	119,555	7,722,057
Hill-Rom Holdings, Inc.	49,449	4,302,063
Home Depot, Inc. (The)	90,182	16,074,040
Honeywell International, Inc.	50,909	7,356,860
Hortonworks, Inc.*	62,315	1,269,357
Hospitality Properties Trust, REIT	3,222	81,645
HP, Inc.	397,492	8,713,025
Hubbell, Inc.	4,958	603,785
Huntington Ingalls Industries, Inc.	26,385	6,800,998
Huntsman Corp.	152,120	4,449,510
Hyatt Hotels Corp. (Class A Stock)	13,040	994,430
ICF International, Inc.	29,555	1,727,490
Iconix Brand Group, Inc.*(a)	81,725	90,715
II-VI, Inc.*(a)	18,119	741,067
ImmunoGen, Inc.*(a)	72,403	761,680
Ingersoll-Rand PLC	6,034	515,967
Ingredion, Inc.	54,300	7,000,356
Inogen, Inc.*	5,820	714,929
Installed Building Products, Inc.*	9,780	587,289
Instructure, Inc.*	16,684	703,231
Insulet Corp.*(a)	12,661	1,097,455
Integer Holdings Corp.*	4,150	234,683
Integrated Device Technology, Inc.*	39,304	1,201,130
Intel Corp.	636,992	33,174,543
International Business Machines Corp.	12,468	1,912,965
Interpublic Group of Cos., Inc. (The)(a)	25,501	587,288
Intuit, Inc.	13,669	2,369,521
Intuitive Surgical, Inc.*	23,857	9,848,885
Invesco Mortgage Capital, Inc., REIT	19,295	316,052
IPG Photonics Corp.*	4,965	1,158,732
Itron, Inc.*	8,730	624,632
Jabil, Inc.	48,191	1,384,527
John Bean Technologies Corp.	7,953	901,870
Johnson & Johnson(a)	262,223	33,603,877
JPMorgan Chase & Co.	467,644	51,426,811
Juniper Networks, Inc.	23,467	570,952
Kaiser Aluminum Corp.	3,038	306,534
Kansas City Southern	102,733	11,285,220
KAR Auction Services, Inc.	42,228	2,288,758
Kearny Financial Corp.	8,561	111,293
Kelly Services, Inc. (Class A Stock)	42,400	1,231,296
Kemper Corp.	7,370	420,090

A1222

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Kennametal, Inc.	13,283	$533,445
KLA-Tencor Corp.	25,812	2,813,766
KMG Chemicals, Inc.	2,068	123,977
Knight-Swift Transportation Holdings, Inc.(a)	24,785	1,140,358
Knoll, Inc.	45,840	925,510
Korn/Ferry International	31,765	1,638,756
Kraft Heinz Co. (The)	26,521	1,651,993
Kratos Defense & Security Solutions, Inc.*(a)	79,425	817,283
Laboratory Corp. of America Holdings*	12,946	2,094,016
Lam Research Corp.	84,552	17,177,584
Lamar Advertising Co. (Class A Stock), REIT	9,300	592,038
Lamb Weston Holdings, Inc.	12,715	740,267
Las Vegas Sands Corp.	12,559	902,992
Lear Corp.	28,413	5,287,375
LeMaitre Vascular, Inc.(a)	17,110	619,895
Lennar Corp. (Class A Stock)	83,650	4,930,331
Lennar Corp. (Class B Stock)	18,280	871,773
LHC Group, Inc.*	3,900	240,084
Lincoln National Corp.	131,312	9,593,655
LivaNova PLC*	6,120	541,619
LivePerson, Inc.*	52,952	865,765
Louisiana-Pacific Corp.	24,290	698,823
Lumentum Holdings, Inc.*(a)	12,951	826,274
Lydall, Inc.*	10,995	530,509
LyondellBasell Industries NV (Class A Stock)	96,468	10,194,738
ManTech International Corp. (Class A Stock).	25,140	1,394,516
Marathon Petroleum Corp.	65,204	4,767,064
Marriott International, Inc. (Class A Stock)	11,441	1,555,747
Marriott Vacations Worldwide Corp.(a)	11,901	1,585,213
Masimo Corp.*	13,780	1,211,951
MCBC Holdings, Inc.*	42,715	1,076,418
McDonald’s Corp.	40,303	6,302,583
McKesson Corp.	40,883	5,759,188
Medidata Solutions, Inc.*(a)	10,019	629,293
Medpace Holdings, Inc.*(a)	32,540	1,135,971
Medtronic PLC	138,040	11,073,569
Merck & Co., Inc.	141,281	7,695,576
Merit Medical Systems, Inc.*	12,496	566,694
MFA Financial, Inc., REIT	95,115	716,216
MGM Resorts International	142,530	4,991,401
MGP Ingredients, Inc.(a)	2,531	226,752
Micron Technology, Inc.*	197,732	10,309,746
Microsoft Corp.	698,719	63,772,083
Mitel Networks Corp.*	124,749	1,157,671
MKS Instruments, Inc.	58,486	6,763,906
Model N, Inc.*	44,820	809,001
Modine Manufacturing Co.*	24,792	524,351
Mondelez International, Inc. (Class A Stock)	219,870	9,175,175
Monmouth Real Estate Investment Corp., REIT	3,675	55,272
Morgan Stanley	157,238	8,484,562
Motorola Solutions, Inc.(a)	87,510	9,214,803
Movado Group, Inc.	32,140	1,234,176
MSA Safety, Inc.	12,300	1,023,852
MTGE Investment Corp., REIT	9,529	170,569
Myriad Genetics, Inc.*(a)	14,318	423,097

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Nanometrics, Inc.*	4,739	$127,479
Nektar Therapeutics*	7,211	766,241
NetApp, Inc.	54,488	3,361,365
Netflix, Inc.*	5,800	1,713,030
Nevro Corp.*(a)	94,760	8,212,849
New Residential Investment Corp., REIT	320,938	5,279,430
New Senior Investment Group, Inc., REIT	18,029	147,477
New York Mortgage Trust, Inc., REIT(a)	29,048	172,255
Newell Brands, Inc.	23,451	597,531
Nexstar Media Group, Inc. (Class A Stock)(a)	16,400	1,090,600
NextEra Energy, Inc.	20,163	3,293,223
NiSource, Inc.	65,578	1,567,970
Nordstrom, Inc.(a)	101,225	4,900,302
Norfolk Southern Corp.	54,413	7,388,197
Northrop Grumman Corp.	49,215	17,181,941
Novanta, Inc.*	15,985	833,618
Novavax, Inc.*(a)	260,990	548,079
Novocure Ltd.*(a)	45,973	1,002,211
Nucor Corp.	12,317	752,446
Nutanix, Inc. (Class A Stock)*(a)	8,707	427,601
NVIDIA Corp.	26,654	6,172,800
Occidental Petroleum Corp.	54,276	3,525,769
Old Line Bancshares, Inc.(a)	8,330	274,890
Omega Healthcare Investors, Inc., REIT(a)	70,853	1,915,865
Oracle Corp.	282,417	12,920,578
ORBCOMM, Inc.*(a)	93,919	880,021
Oritani Financial Corp.(a)	7,115	109,215
Ormat Technologies, Inc.(a)	10,971	618,545
Owens Corning	126,628	10,180,891
Owens-Illinois, Inc.*	48,720	1,055,275
PACCAR, Inc.	6,021	398,410
Pacific Premier Bancorp, Inc.*	34,394	1,382,639
Packaging Corp. of America	18,977	2,138,708
Park-Ohio Holdings Corp.	21,280	826,728
Patrick Industries, Inc.*	10,660	659,321
PayPal Holdings, Inc.*	131,280	9,960,214
PBF Energy, Inc. (Class A Stock)(a)	30,970	1,049,883
Peapack Gladstone Financial Corp.	28,215	942,099
PennyMac Mortgage Investment Trust, REIT	14,992	270,306
People’s United Financial, Inc.(a)	54,319	1,013,593
PepsiCo, Inc.	34,949	3,814,683
Performance Food Group Co.*	33,277	993,318
PetMed Express, Inc.(a)	12,048	503,004
Pfizer, Inc.	435,358	15,450,855
PG&E Corp.	119,395	5,245,022
Phibro Animal Health Corp. (Class A Stock)	28,445	1,129,267
Philip Morris International, Inc.	127,216	12,645,270
Pinnacle Foods, Inc.	131,876	7,134,492
Pinnacle West Capital Corp.	66,736	5,325,533
Pioneer Natural Resources Co.	8,032	1,379,737
PNC Financial Services Group, Inc. (The)	83,282	12,595,570
Portland General Electric Co.	69,507	2,815,729
PPL Corp.	59,717	1,689,394
PRA Health Sciences, Inc.*	30,630	2,541,065
Praxair, Inc.	10,694	1,543,144
Prestige Brands Holdings, Inc.*	6,537	220,428
Principal Financial Group, Inc.	126,700	7,717,297

A1223

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Procter & Gamble Co. (The)	146,018	$11,576,307
Progress Software Corp.	29,525	1,135,236
Progressive Corp. (The)	63,557	3,872,528
Prologis, Inc., REIT	126,270	7,953,747
ProPetro Holding Corp.*(a)	57,752	917,679
PTC Therapeutics, Inc.*	6,075	164,390
Public Service Enterprise Group, Inc.	142,699	7,169,198
Q2 Holdings, Inc.*	14,748	671,771
Quest Diagnostics, Inc.(a)	64,700	6,489,410
Quotient Technology, Inc.*(a)	61,709	808,388
Ramco-Gershenson Properties Trust, REIT	12,133	149,964
Rapid7, Inc.*	30,131	770,450
Raytheon Co.	42,790	9,234,938
RBC Bearings, Inc.*	1,870	232,254
RealPage, Inc.*	19,651	1,012,027
Regions Financial Corp.	212,404	3,946,466
Regis Corp.*	6,521	98,663
Reinsurance Group of America, Inc.	7,659	1,179,486
Reliance Steel & Aluminum Co.	2,019	173,109
Repligen Corp.*(a)	19,860	718,535
Republic Services, Inc.(a)	15,735	1,042,129
Retail Properties of America, Inc. (Class A Stock), REIT	40,911	477,022
Revance Therapeutics, Inc.*	8,711	268,299
RLJ Lodging Trust, REIT	26,252	510,339
Royal Caribbean Cruises Ltd.	77,036	9,070,219
RTI Surgical, Inc.*	197,895	910,317
Rudolph Technologies, Inc.*	4,789	132,655
Rush Enterprises, Inc. (Class B Stock)*	10,960	442,565
S&P Global, Inc.	10,072	1,924,356
Sage Therapeutics, Inc.*	2,651	426,997
salesforce.com, Inc.*	79,770	9,277,251
Sanderson Farms, Inc.(a)	2,325	276,722
Sangamo Therapeutics, Inc.*	16,690	317,110
Sarepta Therapeutics, Inc.*(a)	3,281	243,089
SCANA Corp.(a)	24,224	909,611
Schweitzer-Mauduit International, Inc.	4,346	170,146
Sherwin-Williams Co. (The)	4,478	1,755,913
Shire PLC	107,461	5,348,303
Shore Bancshares, Inc.	9,415	177,567
SkyWest, Inc.	93,979	5,112,458
Snap-on, Inc.(a)	2,541	374,899
Southwest Airlines Co.	8,300	475,424
Southwest Gas Holdings, Inc.	1,929	130,458
Spartan Motors, Inc.	49,717	855,132
SpartanNash Co.	27,056	465,634
Spirit Realty Capital, Inc., REIT	437,243	3,393,006
Stanley Black & Decker, Inc.	59,920	9,179,744
Star Group LP, MLP	24,085	225,195
Starwood Property Trust, Inc., REIT	38,544	807,497
Sterling Construction Co., Inc.*	66,609	763,339
Stifel Financial Corp.	17,345	1,027,344
Stryker Corp.	62,741	10,096,282
Summit Hotel Properties, Inc., REIT	10,474	142,551
Sunoco LP, MLP	13,360	340,814
SunTrust Banks, Inc.	18,704	1,272,620
Supernus Pharmaceuticals, Inc.*	26,379	1,208,158
Sysco Corp.(a)	163,016	9,774,439
Tabula Rasa HealthCare, Inc.*(a)	44,586	1,729,937

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Tactile Systems Technology, Inc.*(a)	29,783	$947,099
Take-Two Interactive Software, Inc.*	5,606	548,155
Target Corp.	9,093	631,327
Taylor Morrison Home Corp. (Class A Stock)*	101,624	2,365,807
TCF Financial Corp.	60,075	1,370,311
TE Connectivity Ltd.	83,666	8,358,233
Tech Data Corp.*	14,030	1,194,374
TEGNA, Inc.	54,125	616,484
Teladoc, Inc.*(a)	21,824	879,507
Teleflex, Inc.	2,048	522,199
Tetra Tech, Inc.	20,215	989,524
Texas Capital Bancshares, Inc.*	14,626	1,314,877
Texas Instruments, Inc.	49,975	5,191,903
Texas Roadhouse, Inc.	13,870	801,409
Textainer Group Holdings Ltd.*	4,434	75,156
Thermo Fisher Scientific, Inc.	99,948	20,635,264
Thor Industries, Inc.	24,247	2,792,527
Time Warner, Inc.	57,091	5,399,667
Titan Machinery, Inc.*	11,085	261,163
T-Mobile US, Inc.*	18,801	1,147,613
Total System Services, Inc.	7,173	618,743
Travelport Worldwide Ltd.	65,870	1,076,316
Trinseo SA	1,568	116,110
Tronox Ltd. (Class A Stock)	14,175	261,387
Two Harbors Investment Corp., REIT	64,730	994,900
Tyson Foods, Inc. (Class A Stock)	176,648	12,928,867
Union Pacific Corp.	52,020	6,993,049
United Financial Bancorp, Inc.	54,305	879,741
United Fire Group, Inc.	2,351	112,519
United Parcel Service, Inc. (Class B Stock)	11,592	1,213,219
United Rentals, Inc.*	48,475	8,373,087
United Therapeutics Corp.*	9,343	1,049,779
UnitedHealth Group, Inc.	162,707	34,819,298
Universal Forest Products, Inc.	41,208	1,337,200
Universal Insurance Holdings, Inc.(a)	49,303	1,572,766
Universal Logistics Holdings, Inc.	12,970	274,316
Unum Group	90,815	4,323,702
US Silica Holdings, Inc.(a)	23,647	603,471
USA Technologies, Inc.*(a)	164,389	1,479,501
Utah Medical Products, Inc.	3,710	366,734
Valero Energy Corp.	74,764	6,935,856
Varonis Systems, Inc.*	15,898	961,829
Veeva Systems, Inc. (Class A Stock)*	2,977	217,381
Verizon Communications, Inc.	226,344	10,823,770
Visa, Inc. (Class A Stock)(a)	87,458	10,461,726
Vocera Communications, Inc.*	30,087	704,638
WABCO Holdings, Inc.*	2,932	392,507
Walmart, Inc.	101,185	9,002,429
Walt Disney Co. (The)(a)	12,970	1,302,707
Waste Management, Inc.	51,768	4,354,724
WaVe Life Sciences Ltd.*	5,871	235,427
WEC Energy Group, Inc.	34,631	2,171,364
Wells Fargo & Co.(a)	74,787	3,919,587
Western Digital Corp.	48,808	4,503,514
WildHorse Resource Development Corp.*(a)	64,158	1,224,776
William Lyon Homes (Class A Stock)*	66,235	1,820,800
World Acceptance Corp.*(a)	2,473	260,407
WP Carey, Inc., REIT	6,477	401,509

A1224

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Xylem, Inc.	9,123	$701,741
Yelp, Inc.*	12,940	540,245
Zendesk, Inc.*	10,402	497,944
Zynga, Inc. (Class A Stock)*	241,466	883,766

		2,121,941,415

TOTAL COMMON STOCKS (cost $2,787,817,551)		3,396,862,170

PREFERRED STOCKS — 0.4%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	120,972	1,448,095
Banco do Estado do Rio Grande do Sul SA (PRFC B)	85,000	521,877
Braskem SA (PRFC A)	16,300	237,036
Cia de Gas de Sao Paulo - COMGAS (PRFC A)	14,400	256,033
Cia de Transmissao de Energia Eletrica Paulista (PRFC)	33,100	666,722
Metalurgica Gerdau SA (PRFC)	85,000	184,343
Petroleo Brasileiro SA (PRFC)*	229,200	1,486,369

		4,800,475

Colombia — 0.0%
Banco Davivienda SA (PRFC)	65,184	702,684

Germany — 0.2%
Fuchs Petrolub SE (PRFC)	29,105	1,579,957
Jungheinrich AG (PRFC)	30,800	1,365,082
Volkswagen AG (PRFC)	41,081	8,188,024

		11,133,063

South Korea — 0.1%
Samsung Electronics Co. Ltd. (PRFC)	906	1,742,177

TOTAL PREFERRED STOCKS
(cost $15,355,550)		18,378,399

	Units
RIGHTS* — 0.0%
United States — 0.0%
Property Development Centers, expiring 01/30/19^ (cost $2,621)	82,430	1,401

WARRANT* — 0.0%
Malaysia
Sunway Bhd, expiring 10/03/24 (cost $0)	60,903	6,456

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 9.4%
Australia — 0.1%
Westpac Banking Corp.,
Sr. Unsec’d. Notes
3.400%	01/25/28	3,000	2,919,479

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Austria — 0.1%
Oesterreichische Kontrollbank AG,
Gov’t. Gtd. Notes
1.750%	01/24/20	3,000	$2,963,010

Belgium — 0.0%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.900%	02/01/46	1,000	1,078,511

Canada — 0.9%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.100%	06/15/20	3,800	3,728,114
2.350%	09/11/22	4,000	3,847,511
Bank of Nova Scotia (The),
Covered Bonds
1.850%	04/14/20	3,150	3,092,874
1.875%	04/26/21	2,942	2,852,383
Sr. Unsec’d. Notes
2.150%	07/14/20	3,800	3,727,502
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	313	323,321
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
1.600%	09/06/19	3,000	2,949,753
Royal Bank of Canada, Covered Bonds
1.875%	02/05/20	1,765	1,737,563
2.300%	03/22/21	7,000	6,881,204
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	2,000	2,565,276
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	2,500	2,558,535
Toronto-Dominion Bank (The), Covered Bonds, 144A
2.250%	03/15/21	4,500	4,419,455
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	2,700	2,591,887
1.900%	10/24/19	3,850	3,798,537
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	2,000	2,036,597
7.625%	01/15/39	1,000	1,389,694

			48,500,206

China — 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	1,200	1,231,711
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26	5,000	4,813,110

			6,044,821

France — 0.1%
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/15/19	4,000	3,987,302

A1225

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%	01/22/24		1,500	$1,500,000

				5,487,302

Germany — 0.5%
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21		2,500	2,473,525
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		2,000	1,926,070
2.250%	09/03/19		4,000	3,968,726
2.300%	02/12/21		3,850	3,755,027
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.375%	06/08/21		2,000	1,922,834
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
1.250%	09/30/19		5,000	4,916,761
2.125%	03/07/22	(a)	4,000	3,908,204
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes, GMTN
1.750%	07/27/26		4,000	3,647,040

				26,518,187

Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A
5.250%	05/23/21		3,600	3,751,664

Ireland — 0.0%
CRH America Finance, Inc.,
Gtd. Notes, 144A
3.950%	04/04/28		2,500	2,492,142

Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.200%	07/21/21		2,000	1,801,004

Japan — 0.0%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.170%	09/11/27		3,000	2,818,362

Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		2,800	2,788,380

Luxembourg — 0.0%
SES GLOBAL Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19		1,600	1,589,884

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22		1,500	1,474,948
Petroleos Mexicanos,
Gtd. Notes
4.500%	01/23/26		4,000	3,878,000
5.375%	03/13/22		2,800	2,910,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico (cont’d.)

			$8,263,548

Netherlands — 0.3%
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22	3,000	3,031,503
4.375%	08/04/25	2,000	2,020,098
4.625%	12/01/23	3,000	3,126,937
ING Bank NV,
Covered Bonds, MTN, 144A
2.625%	12/05/22	4,050	3,967,165
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40	500	567,584
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	1,500	1,991,945

			14,705,232

New Zealand — 0.0%
BNZ International Funding Ltd.,
Gtd. Notes, 144A
3.375%	03/01/23	2,500	2,474,353

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	3,700	3,980,075
9.250%	04/23/19	1,000	1,059,730

			5,039,805

South Korea — 0.1%
Kia Motors Corp.,
Sr. Unsec’d. Notes, 144A
3.500%	10/25/27	3,850	3,682,669

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20	3,550	3,534,046

Supranational Bank — 0.5%
Asian Development Bank,
Sr. Unsec’d. Notes, GMTN
2.125%	03/19/25	3,000	2,863,769
Corp. Andina de Fomento,
Sr. Unsec’d. Notes
2.200%	07/18/20	3,800	3,751,056
Council of Europe Development Bank,
Sr. Unsec’d. Notes
1.875%	01/27/20	5,000	4,950,450
European Investment Bank,
Sr. Unsec’d. Notes
3.250%	01/29/24	4,000	4,088,724
Sr. Unsec’d. Notes, MTN
1.375%	09/15/21	5,000	4,783,141
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
2.000%	01/26/22	3,300	3,216,972

A1226

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Supranational Bank (cont’d.)
Nordic Investment Bank,
Sr. Unsec’d. Notes
2.125%	02/01/22	4,000	$3,914,216

			27,568,328

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21	4,000	3,885,930

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19	3,000	3,092,806
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,000	1,014,474
Glencore Funding LLC,
Gtd. Notes, 144A
3.000%	10/27/22	1,850	1,784,418
Novartis Capital Corp.,
Gtd. Notes
1.800%	02/14/20	2,700	2,657,035
Tyco Electronics Group SA,
Gtd. Notes
3.125%	08/15/27	2,550	2,454,575
3.450%	08/01/24	1,500	1,509,963

			12,513,271

Turkey — 0.0%
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, MTN, 144A
4.750%	10/17/19	2,000	2,012,872

United Kingdom — 0.4%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	500	647,685
Barclays PLC,
Sr. Unsec’d. Notes
4.950%	01/10/47	1,500	1,538,473
BP Capital Markets PLC,
Gtd. Notes
1.768%	09/19/19	3,850	3,801,133
2.315%	02/13/20	2,700	2,670,564
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	2,000	2,631,633
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21	2,800	2,908,203
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	2,000	2,331,792
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	3,000	3,112,632

			19,642,115

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States — 5.5%
21st Century Fox America, Inc.,
Gtd. Notes
6.200%	12/15/34		1,000	$1,242,424
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		500	506,909
4.750%	05/05/21		2,000	2,090,494
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	07/20/20		2,150	2,104,016
2.000%	02/14/20		1,700	1,674,727
2.600%	11/16/22		1,850	1,814,989
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		1,000	1,001,035
3.750%	07/10/25		2,000	1,969,369
3.900%	04/01/26	(a)	1,000	989,732
4.500%	07/16/44		1,000	987,033
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	(a)	2,700	2,543,737
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27		2,600	2,568,569
Aptiv PLC,
Gtd. Notes
3.150%	11/19/20		3,000	2,994,513
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/35		2,000	1,964,308
4.550%	03/09/49		2,110	1,972,053
6.375%	03/01/41		2,000	2,322,895
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26		500	475,445
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25		4,000	4,030,472
5.625%	07/01/20		3,000	3,164,584
Sub. Notes, MTN
4.200%	08/26/24		1,600	1,625,081
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		2,000	2,031,993
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20		1,500	1,477,407
2.600%	02/07/22		2,400	2,354,479
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26		2,000	1,949,353
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	(a)	1,800	1,741,782
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	03/01/23		800	801,423
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.400%	08/09/26	(a)	1,700	1,584,112

A1227

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24		2,000	$2,006,761
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		1,000	996,459
Gtd. Notes, 144A
3.700%	06/01/28	(a)	3,850	3,667,038
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		3,000	2,996,709
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		2,000	2,062,146
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21		5,000	4,928,661
4.650%	07/30/45		1,500	1,598,204
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, GMTN
2.250%	11/15/22		1,850	1,789,140
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19		2,700	2,682,473
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27		2,100	1,885,396
2.750%	03/01/23		1,000	973,578
6.450%	03/15/37		2,000	2,545,964
ConocoPhillips Co.,
Gtd. Notes
6.500%	02/01/39		2,000	2,626,108
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40		2,000	2,472,992
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24		1,000	997,797
3.950%	05/01/50		500	461,514
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23		1,000	1,011,753
4.100%	03/25/25		2,500	2,517,625
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24		2,300	2,272,760
6.350%	06/01/40		500	565,657
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29		1,500	1,954,072
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		1,000	1,020,412
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22		1,000	985,554
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.375%	08/10/22		3,800	3,678,961

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		750	$698,162
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43		1,000	995,274
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25		2,000	2,005,912
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		2,000	2,031,964
4.250%	06/15/22		2,000	2,065,458
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21		2,000	1,970,212
2.709%	03/06/25		3,500	3,380,908
FedEx Corp.,
Gtd. Notes
3.400%	02/15/28	(a)	2,550	2,474,489
4.100%	04/15/43		1,500	1,429,098
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22		3,800	3,684,514
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47		2,050	2,003,417
3.950%	03/01/48		2,500	2,544,511
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22		3,800	3,687,196
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		4,000	3,911,836
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		573	667,650
Sub. Notes, MTN
5.300%	02/11/21		859	900,746
General Mills, Inc.,
Sr. Unsec’d. Notes
2.600%	10/12/22		3,850	3,708,601
3.650%	02/15/24		1,500	1,518,385
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38		2,550	2,541,812
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22		1,000	983,196
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19		2,250	2,221,928
4.500%	02/01/45		500	518,379
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20		1,000	989,822
5.250%	07/27/21		3,000	3,177,400
6.250%	02/01/41		2,000	2,536,039
Sr. Unsec’d. Notes, GMTN

A1228

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.375%	03/15/20		3,000	$3,128,100
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		2,000	2,009,835
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21		1,000	975,870
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.800%	10/30/19		2,850	2,812,538
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46		1,000	1,025,466
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.000%	10/30/25		1,000	1,225,575
International Paper Co.,
Sr. Unsec’d. Notes
4.350%	08/15/48		1,050	996,147
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/22/20		2,900	2,844,690
2.300%	09/16/19		4,000	3,977,124
2.650%	06/24/24		1,800	1,726,893
3.050%	01/06/28		3,850	3,688,101
Johnson & Johnson,
Sr. Unsec’d. Notes
1.950%	11/10/20		1,500	1,475,560
2.950%	03/03/27	(a)	1,900	1,845,753
5.950%	08/15/37		1,000	1,305,400
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26		3,000	2,901,059
4.250%	10/15/20		3,000	3,087,079
Kellogg Co.,
Sr. Unsec’d. Notes
3.400%	11/15/27		1,850	1,769,759
4.500%	04/01/46		1,000	982,700
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		1,500	1,507,981
Gtd. Notes, MTN
6.950%	01/15/38		1,000	1,205,520
Kinder Morgan, Inc.,
Gtd. Notes
3.150%	01/15/23		3,800	3,697,951
Kroger Co. (The),
Sr. Unsec’d. Notes
3.700%	08/01/27	(a)	1,000	966,187
4.650%	01/15/48	(a)	3,300	3,211,148
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.150%	04/15/19		2,000	1,972,112
4.650%	04/15/42		1,000	1,075,497
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		1,000	1,005,252

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	1,000	$1,052,471
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25	4,000	3,846,184
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27	2,100	2,084,817
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	1,000	1,009,311
5.500%	07/28/21	5,000	5,340,286
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46	1,000	1,066,776
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.080%	10/15/20	3,850	3,767,423
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27	1,800	1,725,516
Oracle Corp.,
Sr. Unsec’d. Notes
2.625%	02/15/23	3,850	3,763,264
3.250%	05/15/30	1,000	960,717
4.000%	07/15/46	2,000	1,970,907
6.125%	07/08/39	2,000	2,582,800
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	08/11/21	2,700	2,585,271
2.300%	08/10/22	2,000	1,934,621
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	3,000	3,006,466
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	1,000	1,009,386
5.500%	01/15/40	500	615,566
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20	2,700	2,659,894
2.375%	08/17/22	1,800	1,733,983
3.875%	08/21/42	500	472,034
Phillips 66,
Gtd. Notes
4.875%	11/15/44	2,500	2,665,780
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.900%	10/23/20	1,500	1,473,057
2.450%	11/03/26	2,500	2,325,308
Prologis LP,
Gtd. Notes
3.750%	11/01/25	1,000	1,009,896
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23	3,000	3,079,455

A1229

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47		2,550	$2,494,387
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19		2,000	1,982,004
4.875%	03/15/20		2,000	2,067,941
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
1.950%	04/17/20		2,700	2,655,544
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40		1,000	1,185,435
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37		1,500	1,931,591
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45		2,000	2,018,195
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/21		3,850	3,765,422
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		1,000	992,253
3.500%	11/01/21		3,000	3,023,620
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37		1,900	2,370,875
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35		2,000	2,237,583
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34		1,000	989,312
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
2.150%	09/17/20		2,000	1,965,859
Sr. Unsec’d. Notes, MTN
2.450%	03/04/22	(a)	2,200	2,156,866
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	(a)	3,000	2,883,571
Sub. Notes, MTN
3.450%	02/13/23		3,000	2,958,381
4.650%	11/04/44		800	806,918
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46		1,000	996,081
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31		1,000	1,216,875
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		2,000	2,204,485

				300,391,261

TOTAL CORPORATE BONDS (cost $520,081,253)				512,466,382

Interest Rate	Maturity Date			Principal Amount (000)#	Value
SOVEREIGN BONDS — 5.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23		7,550		$7,278,276
5.625%	01/26/22		4,000		4,057,999
5.875%	01/11/28		5,500		5,172,749
6.625%	07/06/28		3,100		3,076,749
6.875%	04/22/21		5,000		5,299,999
6.875%	01/26/27		2,600		2,650,699
6.875%	01/11/48		1,450		1,323,125
7.125%	07/06/36		6,000		5,774,999
7.500%	04/22/26		6,500		6,935,499
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		2,000		1,842,999
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		1,000		949,499
4.625%	01/13/28		1,600		1,568,000
5.000%	01/27/45		600		539,106
5.625%	02/21/47		600		581,700
6.000%	04/07/26		4,500		4,947,750
8.250%	01/20/34		5,200		6,546,851
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.250%	10/30/22		600		574,800
3.125%	01/21/26		1,200		1,174,200
3.240%	02/06/28		600		588,300
3.625%	10/30/42		3,600		3,441,600
3.860%	06/21/47		1,100		1,071,950
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		500		493,500
7.375%	09/18/37		7,500		9,600,000
8.125%	05/21/24		1,000		1,222,500
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24	(a)	4,500		4,967,010
6.375%	03/24/21		3,200		3,458,259
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		1,500		1,444,049
8.750%	06/02/23		2,000		2,050,999
8.875%	10/23/27		1,500		1,526,549
9.650%	12/13/26		2,000		2,109,999
10.500%	03/24/20		1,200		1,283,999
10.750%	03/28/22		1,500		1,640,999
Export Development Canada (Canada),
Sr. Unsec’d. Notes
1.625%	01/17/20		2,000		1,972,585
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	04/21/27		3,000		2,682,114
2.500%	11/01/20		2,200		2,163,033
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		1,000		1,089,600
6.375%	03/29/21		800		871,040
7.625%	03/29/41		3,200		4,616,365
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
7.750%	01/17/38		3,700		5,010,695

A1230

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
8.500%	10/12/35	6,500	$9,226,731
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27	3,200	3,136,291
4.125%	01/15/25	5,000	5,036,720
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	07/21/20	2,100	2,070,526
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	07/21/45	1,700	2,052,543
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	1,000	967,000
4.000%	10/02/23	1,200	1,228,800
4.150%	03/28/27	1,500	1,516,500
4.350%	01/15/47	800	731,104
4.600%	02/10/48	3,850	3,653,650
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110	1,800	1,831,500
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	6,600	6,692,400
6.050%	01/11/40	10,000	11,275,000
6.750%	09/27/34	4,900	6,094,032
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	800	816,160
5.500%	12/11/42	600	637,644
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.875%	09/30/27	2,800	3,871,000
9.375%	04/01/29	3,500	5,101,250
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27	1,000	1,045,500
5.625%	11/18/50	300	360,750
8.750%	11/21/33	4,200	6,285,300
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40	3,000	3,005,763
5.500%	03/30/26	1,300	1,474,690
6.375%	10/23/34	2,600	3,333,668
9.500%	02/02/30	4,100	6,238,589
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	700	694,218
4.000%	01/22/24	800	831,200
5.000%	03/23/22	400	427,735
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	3,000	2,966,532
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	4,000	3,922,241
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	4,000	3,926,521
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/22/44	800	960,874
6.750%	02/07/22	500	555,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42	5,800	$6,228,968
12.750%	06/24/28	5,000	8,325,400
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/27/27	2,500	2,465,500
5.375%	07/24/44	1,000	958,664
5.500%	03/09/20	2,000	2,073,800
5.875%	05/30/22	1,900	2,039,954
5.875%	09/16/25	2,500	2,662,375
6.250%	03/08/41	1,500	1,611,354
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
1.125%	08/28/19	2,000	1,964,579
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	8,800	8,294,000
5.125%	02/17/28	1,800	1,699,686
5.625%	03/30/21	2,000	2,070,000
5.750%	03/22/24	6,500	6,662,500
6.250%	09/26/22	1,500	1,588,791
6.750%	05/30/40	600	612,370
6.875%	03/17/36	7,700	8,003,688
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.125%	11/20/45	1,500	1,398,000
5.100%	06/18/50	1,700	1,742,500
7.625%	03/21/36	3,600	4,898,520
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	600	611,773
6.750%	01/29/20	6,700	7,074,912

TOTAL SOVEREIGN BONDS
(cost $291,468,870)			288,555,510

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	2,777	2,739,424
2.500%	11/01/27	1,079	1,064,233
2.500%	02/01/32	3,609	3,536,314
3.000%	05/01/30	2,728	2,724,721
3.000%	04/01/31	733	732,144
3.000%	11/01/31	1,667	1,675,909
3.000%	01/01/32	1,741	1,739,153
3.000%	03/01/42	17,573	17,274,347
3.000%	03/01/45	1,362	1,334,058
3.000%	09/01/46	14,186	13,941,452
3.000%	01/01/47	4,577	4,477,493
3.500%	12/01/30	2,732	2,787,133
3.500%	12/01/43	2,214	2,230,300
3.500%	02/01/44	3,989	4,026,417
3.500%	04/01/46	3,683	3,698,299
3.500%	07/01/46	8,171	8,237,825
3.500%	08/01/46	1,906	1,914,203
3.500%	09/01/46	776	779,538
3.500%	05/01/47	1,366	1,370,493

A1231

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	05/01/44	3,651	$3,780,253
4.000%	05/01/44	1,694	1,749,975
4.000%	08/01/44	3,469	3,596,556
4.000%	10/01/45	1,645	1,698,712
4.000%	01/01/47	1,726	1,786,039
4.000%	05/01/47	1,326	1,364,318
4.000%	07/01/47	4,589	4,721,338
4.500%	12/01/45	1,958	2,052,553
4.500%	02/01/47	4,880	5,111,101
4.500%	03/01/47	2,735	2,864,620
Federal National Mortgage Assoc.
2.500%	10/01/27	431	426,094
2.500%	06/01/28	1,417	1,393,799
2.500%	06/01/30	1,341	1,318,594
2.500%	04/01/32	3,530	3,460,921
3.000%	04/01/28	827	828,839
3.000%	08/01/28	518	518,989
3.000%	11/01/31	2,152	2,154,020
3.000%	04/01/32	1,771	1,770,777
3.000%	06/01/32	4,490	4,487,376
3.000%	12/01/41	16,920	16,659,001
3.000%	11/01/42	11,941	11,756,858
3.000%	08/01/46	7,248	7,089,569
3.000%	02/01/47	13,912	13,697,066
3.500%	10/01/30	674	688,166
3.500%	06/01/31	10,176	10,383,851
3.500%	11/01/31	1,610	1,643,117
3.500%	06/01/42	4,513	4,555,241
3.500%	07/01/42	625	631,007
3.500%	07/01/43	1,617	1,629,750
3.500%	10/01/43	2,816	2,839,219
3.500%	01/01/45	3,169	3,186,731
3.500%	09/01/45	2,256	2,265,092
3.500%	10/01/45	7,876	7,921,054
3.500%	12/01/46	2,719	2,739,583
3.500%	01/01/47	4,623	4,650,174
3.500%	04/01/47	4,635	4,660,219
3.500%	04/01/47	2,366	2,377,888
3.500%	05/01/47	1,872	1,877,566
4.000%	11/01/44	2,818	2,917,162
4.000%	02/01/45	4,111	4,249,785
4.000%	11/01/45	703	725,243
4.000%	07/01/46	2,926	3,025,738
4.000%	01/01/47	2,488	2,558,527
4.000%	04/01/47	1,360	1,397,086
4.000%	04/01/47	925	955,494
4.500%	11/01/40	533	563,509
4.500%	02/01/46	2,073	2,192,963
Government National Mortgage Assoc.
2.500%	10/20/46	8,952	8,531,182
3.000%	05/20/43	2,503	2,475,220
3.000%	11/20/43	2,806	2,774,547
3.000%	04/20/45	3,144	3,117,629
3.000%	02/20/47	4,536	4,471,179
3.000%	03/20/47	8,959	8,837,504
3.500%	07/20/42	3,625	3,680,085
3.500%	01/20/43	2,884	2,927,952
3.500%	10/20/43	2,454	2,479,624

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	05/20/45	1,524	$1,540,173
3.500%	01/20/46	2,589	2,616,617
3.500%	07/20/46	5,082	5,136,237
3.500%	03/20/47	4,614	4,662,746
3.500%	05/20/47	1,818	1,837,299
3.500%	07/20/47	4,789	4,856,024
3.500%	11/20/47	2,964	2,996,028
3.500%	12/20/47	1,990	2,013,915
4.000%	05/15/46	759	781,457
4.000%	01/20/47	2,219	2,282,569
4.000%	06/20/47	8,457	8,711,342
4.500%	11/20/44	280	294,652
4.500%	11/20/45	419	441,421
4.500%	12/20/45	421	442,430

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $326,652,017)			319,112,821

U.S. TREASURY OBLIGATIONS — 13.1%
U.S. Treasury Bonds
2.750%	11/15/47	3,200	3,059,125
3.000%	11/15/44	10,200	10,267,734
3.000%	05/15/45	9,700	9,761,004
3.125%	02/15/43	16,100	16,596,207
4.375%	05/15/41	16,000	19,913,125
4.500%	02/15/36	1,500	1,853,496
4.500%	05/15/38	12,400	15,518,891
5.000%	05/15/37	750	988,564
5.250%	02/15/29	4,500	5,547,480
5.375%	02/15/31	3,000	3,841,289
6.875%	08/15/25	13,300	17,028,156
7.625%	11/15/22	2,000	2,444,922
7.875%	02/15/21	10,500	12,107,402
U.S. Treasury Notes
0.875%	05/31/18	25,000	24,966,053
0.875%	07/15/18(k)	50,000	49,864,476
0.875%	06/15/19(a)	22,800	22,446,422
0.875%	07/31/19	24,150	23,734,922
1.000%	03/15/19	50,000	49,468,750
1.000%	06/30/19	26,500	26,107,676
1.125%	06/15/18	50,000	49,934,074
1.250%	12/31/18	50,000	49,697,266
1.375%	02/29/20	50,000	49,150,391
1.500%	02/28/19	2,700	2,685,023
1.625%	08/15/22	1,000	963,008
1.750%	11/15/20	10,000	9,844,141
1.750%	05/15/22	13,000	12,617,109
1.875%	12/31/19	50,000	49,666,016
2.000%	11/15/21	24,000	23,613,750
2.000%	02/15/23	23,100	22,508,965
2.000%	02/15/25	12,000	11,482,031
2.125%	08/31/20	10,000	9,946,875
2.125%	03/31/24	15,500	15,054,375
2.125%	11/30/24	23,000	22,224,648
2.250%	02/15/27	9,000	8,650,195
2.375%	12/31/20	10,000	9,999,609
2.375%	08/15/24	13,000	12,780,117

A1232

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.625%	08/15/20	11,000	$11,069,180
3.125%	05/15/19	23,000	23,237,188

TOTAL U.S. TREASURY OBLIGATIONS (cost $718,059,011)			710,639,655

TOTAL LONG-TERM INVESTMENTS (cost $4,659,436,873)			5,246,022,794

		Shares
SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MUTUAL FUNDS — 5.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) .		96,450,796	96,450,796
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $186,414,819; includes $186,054,485 of cash collateral for securities on loan)(b)(w)		186,414,275	186,395,634

TOTAL AFFILIATED MUTUAL FUNDS (cost $282,865,615)			282,846,430

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.8%
U.S. Treasury Bills
1.783%	08/16/18	15,000	14,895,529
1.807%	10/11/18	15,000	14,852,000
1.947%	01/31/19	15,000	14,748,271

TOTAL U.S. TREASURY OBLIGATIONS (cost $44,509,778)			44,495,800

TOTAL SHORT-TERM INVESTMENTS (cost $327,375,393)			327,342,230

TOTAL INVESTMENTS — 102.6% (cost $4,986,812,266)			5,573,365,024
Liabilities in excess of other assets(z) — (2.6)%			(141,600,493)

NET ASSETS — 100.0%			$5,431,764,531

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,401 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $182,598,762; cash collateral of $186,054,485 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	Represents issuer in default on interest payments and/or principal repayment Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
401	2 Year U.S. Treasury Notes	Jun. 2018	$85,256,360	$1
618	5 Year U.S. Treasury Notes	Jun. 2018	70,736,859	197,953
280	10 Year U.S. Treasury Notes	Jun. 2018	33,919,375	251,562
297	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	47,659,219	1,566,211
717	Australian Dollar Currency	Jun. 2018	55,036,920	(550,380)
1,928	British Pound Currency	Jun. 2018	169,398,900	759,150
1,092	Euro Currency	Jun. 2018	168,693,525	(259,350)

A1233

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
4,479	Euro STOXX Small 200 Index	Jun. 2018	$78,644,695	$(1,028,540)
1,430	Japanese Yen Currency	Jun. 2018	168,802,562	(892,869)
2,152	Mini MSCI Emerging Markets Index	Jun. 2018	127,807,280	(3,087,786)
489	SGX Nifty 50 Index	Apr. 2018	9,913,986	(73,839)
78	TOPIX Index	Jun. 2018	12,509,469	200,630

				(2,917,257)

Short Positions:
1,404	Canadian Dollar Currency	Jun. 2018	108,985,500	(1,430,800)
1,558	Euro STOXX 50 Index	Jun. 2018	62,898,180	712,665
306	FTSE 100 Index	Jun. 2018	30,024,286	272,616
384	Russell 2000 Mini Index	Jun. 2018	29,399,040	937,645
118	S&P 500 E-Mini Index	Jun. 2018	15,593,700	(6,850)

				485,276

				$(2,431,981)

Cash and foreign currency of $11,849,409 and a security with a market value of $49,864,476 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Total return swap agreements outstanding at March 31, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
			Receive amounts based on market value fluctuation of the Bloomberg Commodity 3 Month Forward Index and pay fixed rate of 9.90
Societe Generale	06/14/18	50,000	bps upon termination Receive amounts based on market value fluctuation of the Bloomberg Commodity 3 Month Forward Index and pay fixed rate of 9.90	$194,159	$—	$194,159
Societe Generale	06/14/18	50,000	bps upon termination Receive amounts based on market value fluctuation of the Bloomberg Commodity 3 Month Forward Index and pay fixed rate of 9.90	106,812	—	106,812
Societe Generale	06/14/18	50,000	bps upon termination	47,921	—	47,921
UBS AG	04/17/18	320	Pay or receive amounts based on market value fluctuation of the Custom Commodity Basket Swap upon termination.	(52,499)	—	(52,499)

				$296,393	$—	$296,393

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

A1234

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$165,087	$26,266,134	$—
Austria	—	12,141,256	—
Belgium	—	4,427,561	—
Bermuda	3,937,701	—	—
Brazil	8,529,427	—	—
Canada	98,932,076	—	—
China	10,884,038	47,705,062	—
Colombia	2,537,599	—	—
Czech Republic	—	561,576	—
Denmark	—	49,298,892	—
Egypt	301,635	—	—
Faroe Islands	—	2,116,845	—
Finland	—	5,673,192	—
France	—	129,450,964	—
Germany	—	122,028,759	—
Ghana	—	2,002,575	—
Hong Kong	2,107,914	21,508,572	—
Hungary	—	1,411,887	—
India	1,802,706	—	—
Indonesia	584,093	381,824	—
Ireland	12,117,002	14,847,468	—
Israel	4,092,066	—	—
Italy	—	28,875,773	—
Japan	—	143,923,787	—
Luxembourg	—	2,670,546	—
Malaysia	—	2,346,010	—
Mexico	2,841,402	—	—
Monaco	282,007	—	—
Netherlands	—	67,769,612	—
New Zealand	—	2,012,223	—
Norway	1,106,183	9,269,022	—
Philippines	—	242,861	—
Puerto Rico	669,195	—	—
Russia	2,354,840	1,630,321	—
Singapore	—	336,354	—
South Africa	—	7,373,763	—
South Korea	1,930,180	22,528,075	—
Spain	—	30,964,938	—
Sweden	—	71,658,606	—
Switzerland	290,350	73,880,308	—
Taiwan	433,930	17,343,847	—
Thailand	—	5,380,838	—
Turkey	—	2,652,469	—
United Kingdom	9,726,635	178,612,769	—
United States	2,112,904,644	9,036,771	—
Preferred Stocks
Brazil	4,800,475	—	—
Colombia	702,684	—	—
Germany	—	11,133,063	—
South Korea	—	1,742,177	—

A1235

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Rights
United States	$—	$—	$1,401
Warrant
Malaysia	6,456	—	—
Corporate Bonds
Australia	—	2,919,479	—
Austria	—	2,963,010	—
Belgium	—	1,078,511	—
Canada	—	48,500,206	—
China	—	6,044,821	—
France	—	5,487,302	—
Germany	—	26,518,187	—
Indonesia	—	3,751,664	—
Ireland	—	2,492,142	—
Israel	—	1,801,004	—
Japan	—	2,818,362	—
Kazakhstan	—	2,788,380	—
Luxembourg	—	1,589,884	—
Mexico	—	8,263,548	—
Netherlands	—	14,705,232	—
New Zealand	—	2,474,353	—
Russia	—	5,039,805	—
South Korea	—	3,682,669	—
Spain	—	3,534,046	—
Supranational Bank	—	27,568,328	—
Sweden	—	3,885,930	—
Switzerland	—	12,513,271	—
Turkey	—	2,012,872	—
United Kingdom	—	19,642,115	—
United States	—	300,391,261	—
Sovereign Bonds	—	288,555,510	—
U.S. Government Agency Obligations	—	319,112,821	—
U.S. Treasury Obligations	—	755,135,455	—
Affiliated Mutual Funds	282,846,430	—	—
Other Financial Instruments*
Futures Contracts	(2,431,981)	—	—
OTC Total Return Swap Agreements	—	296,393	—

Total	$2,564,454,774	$3,006,773,261	$1,401

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1236

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

U.S. Treasury Obligations	13.9%
Banks	7.7
U.S. Government Agency Obligations	5.9
Sovereign Bonds	5.3
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	5.2
Semiconductors & Semiconductor Equipment	3.1
Oil, Gas & Consumable Fuels	3.0
Software	2.9
Insurance	2.8
Pharmaceuticals	2.7
Technology Hardware, Storage & Peripherals	2.3
Internet Software & Services	2.1
IT Services	2.1
Health Care Providers & Services	2.0
Health Care Equipment & Supplies	1.9
Machinery	1.7
Trading Companies & Distributors	1.5
Capital Markets	1.5
Biotechnology	1.4
Food Products	1.4
Chemicals	1.3
Aerospace & Defense	1.2
Media	1.2
Electronic Equipment, Instruments & Components	1.2
Food & Staples Retailing	1.2
Electric Utilities	1.2
Internet & Direct Marketing Retail	1.1
Diversified Telecommunication Services	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Hotels, Restaurants & Leisure	1.0
Auto Components	0.9
Oil & Gas	0.9
Specialty Retail	0.9
Communications Equipment	0.9
Automobiles	0.9
Airlines	0.8
Metals & Mining	0.8
Life Sciences Tools & Services	0.7
Road & Rail	0.7
Household Durables	0.7
Multi-Utilities	0.7
Beverages	0.6
Auto Manufacturers	0.6
Tobacco	0.6
Multi-National	0.5
Electric	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5
Building Products	0.5
Real Estate Management & Development	0.5

Construction & Engineering	0.5%
Personal Products	0.5
Household Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Industrial Conglomerates	0.4
Commercial Services & Supplies	0.4
Electrical Equipment	0.3
Air Freight & Logistics	0.3
Telecommunications	0.3
Containers & Packaging	0.2
Foods	0.2
Professional Services	0.2
Paper & Forest Products	0.2
Machinery-Diversified	0.2
Transportation	0.2
Pipelines	0.2
Diversified Financial Services	0.2
Transportation Infrastructure	0.2
Multiline Retail	0.2
Thrifts & Mortgage Finance	0.2
Consumer Finance	0.2
Cosmetics/Personal Care	0.2
Agriculture	0.2
Electronics	0.1
Retail	0.1
Wireless Telecommunication Services	0.1
Construction Materials	0.1
Mining	0.1
Health Care Technology	0.1
Energy Equipment & Services	0.1
Computers	0.1
Commercial Services	0.1
Machinery-Construction & Mining	0.1
Leisure Products	0.1
Diversified Consumer Services	0.1
Auto Parts & Equipment	0.1
Healthcare-Products	0.0	*
Building Materials	0.0	*
Oil & Gas Services	0.0	*
Internet	0.0	*
Miscellaneous Manufacturing	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Distributors	0.0	*
Semiconductors	0.0	*
Real Estate	0.0	*
Forest Products & Paper	0.0	*
Home Furnishings	0.0	*
Gas Utilities	0.0	*
Water Utilities	0.0	*
Marine	0.0	*

	102.6
Liabilities in excess of other assets	(2.6)

	100.0%

*	Less than +/- 0.05%

A1237

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%

COMMON STOCKS — 97.7%
Aerospace & Defense — 2.2%
KLX, Inc.*	113,690	$8,078,811
Kratos Defense & Security Solutions, Inc.*(a)	428,283	4,407,032
Mercury Systems, Inc.*	121,723	5,881,655

		18,367,498

Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.*	108,060	2,519,959
Atlas Air Worldwide Holdings, Inc.*	57,840	3,496,427

		6,016,386

Airlines — 0.4%
Spirit Airlines, Inc.*(a)	99,005	3,740,409

Auto Components — 0.5%
Visteon Corp.*	39,041	4,303,880

Banks — 7.8%
Bank of the Ozarks(a)	30,835	1,488,405
BankUnited, Inc.	111,863	4,472,283
Cadence BanCorp	232,110	6,320,355
Columbia Banking System, Inc	117,543	4,930,929
FB Financial Corp.*	43,473	1,764,569
FCB Financial Holdings, Inc. (Class A Stock)*	155,568	7,949,525
First Foundation, Inc.*	116,494	2,159,799
Live Oak Bancshares, Inc.(a)	159,945	4,446,471
National Bank Holdings Corp. (Class A Stock)	150,774	5,013,236
Opus Bank	161,414	4,519,592
Pacific Premier Bancorp, Inc.*	200,008	8,040,322
South State Corp.	55,637	4,745,836
Union Bankshares Corp.	112,230	4,119,963
Webster Financial Corp.(a)	106,816	5,917,606

		65,888,891

Biotechnology — 10.5%
Adamas Pharmaceuticals, Inc.*(a)	198,186	4,736,646
Aimmune Therapeutics, Inc.*(a)	88,330	2,811,544
Alder Biopharmaceuticals, Inc.*(a)	290,300	3,686,809
AnaptysBio, Inc.*(a)	28,772	2,994,590
Arcus Biosciences, Inc.*	17,900	276,375
Arena Pharmaceuticals, Inc.*	79,990	3,159,605
ARMO BioSciences, Inc.*(a)	111,063	4,154,867
Array BioPharma, Inc.*	206,892	3,376,477
Avexis, Inc.*	24,983	3,087,399
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	72,852	1,876,668
Bluebird Bio, Inc.*(a)	16,690	2,849,818
Blueprint Medicines Corp.*	37,246	3,415,458
Catalyst Pharmaceuticals, Inc.*	284,350	679,597
Clovis Oncology, Inc.*	61,618	3,253,430
Deciphera Pharmaceuticals, Inc.*(a)	93,882	1,881,395
Editas Medicine, Inc.*(a)	66,346	2,199,370
Exact Sciences Corp.*(a)	191,510	7,723,598
Five Prime Therapeutics, Inc.*(a)	42,702	733,620
G1 Therapeutics, Inc.*(a)	111,618	4,135,447
Insmed, Inc.*(a)	134,379	3,026,215
Ligand Pharmaceuticals, Inc.*(a)	39,265	6,485,007

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Loxo Oncology, Inc.*(a)	28,605	$3,300,159
NuCana PLC (United Kingdom), ADR*(a)	117,100	2,215,532
Puma Biotechnology, Inc.*(a)	67,462	4,590,789
Sage Therapeutics, Inc.*	28,021	4,513,342
Sarepta Therapeutics, Inc.*(a)	67,835	5,025,895
Voyager Therapeutics, Inc.*(a)	112,830	2,120,076

		88,309,728

Building Products — 1.9%
Apogee Enterprises, Inc.(a)	122,567	5,313,279
JELD-WEN Holding, Inc.*	139,049	4,257,680
Trex Co., Inc.*	60,655	6,597,444

		16,168,403

Capital Markets — 0.6%
Moelis & Co. (Class A Stock)	97,950	4,980,758

Chemicals — 1.3%
Ferro Corp.*	122,685	2,848,746
Ingevity Corp.*	41,940	3,090,559
Innospec, Inc.	31,082	2,132,225
PQ Group Holdings, Inc.*(a)	196,880	2,750,414

		10,821,944

Commercial Services & Supplies — 0.5%
Tetra Tech, Inc.	86,960	4,256,692

Communications Equipment — 0.6%
Ciena Corp.*(a)	114,321	2,960,914
Lumentum Holdings, Inc.*(a)	38,428	2,451,706

		5,412,620

Construction & Engineering — 2.2%
Dycom Industries, Inc.*(a)	48,520	5,222,208
EMCOR Group, Inc.	80,082	6,240,790
NV5 Global, Inc.*(a)	41,268	2,300,691
Tutor Perini Corp.*(a)	208,231	4,591,494

		18,355,183

Construction Materials — 1.4%
Summit Materials, Inc. (Class A Stock)*	218,159	6,605,855
U.S. Concrete, Inc.*(a)	85,114	5,140,886

		11,746,741

Diversified Consumer Services — 2.8%
Chegg, Inc.*(a)	835,050	17,252,133
Grand Canyon Education, Inc.*	59,687	6,262,360

		23,514,493

Diversified Telecommunication Services — 1.4%
Cogent Communications Holdings, Inc.(a)	65,540	2,844,436
Vonage Holdings Corp.*	813,914	8,668,184

		11,512,620

Electrical Equipment — 1.1%
Generac Holdings, Inc.*	106,507	4,889,736
Regal Beloit Corp.	58,895	4,319,948

		9,209,684

Electronic Equipment, Instruments & Components — 2.6%
II-VI, Inc.*(a)	59,170	2,420,053
IPG Photonics Corp.*	16,523	3,856,138

A1238

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Orbotech Ltd. (Israel)*	105,400	$6,553,771
OSI Systems, Inc.*	18,321	1,195,812
Universal Display Corp.(a)	75,253	7,600,553

		21,626,327

Energy Equipment & Services — 0.6%
Keane Group, Inc.*(a)	239,078	3,538,354
Patterson-UTI Energy, Inc.	100,788	1,764,798

		5,303,152

Equity Real Estate Investment Trusts (REITs) — 0.9%
Education Realty Trust, Inc.	87,200	2,855,800
Industrial Logistics Properties Trust*	119,920	2,439,173
Monmouth Real Estate Investment Corp.	154,120	2,317,965

		7,612,938

Food Products — 1.2%
B&G Foods, Inc.(a)	136,737	3,240,667
Blue Buffalo Pet Products, Inc.*(a)	112,600	4,482,606
Freshpet, Inc.*(a)	158,480	2,606,996

		10,330,269

Health Care Equipment & Supplies — 3.4%
ABIOMED, Inc.*	30,480	8,869,375
AtriCure, Inc.*(a)	70,428	1,445,183
Insulet Corp.*(a)	30,533	2,646,600
Integer Holdings Corp.*	22,280	1,259,934
K2M Group Holdings, Inc.*	209,239	3,965,079
Merit Medical Systems, Inc.*	53,590	2,430,307
Novocure Ltd.*(a)	116,124	2,531,503
OraSure Technologies, Inc.*	112,667	1,902,946
Wright Medical Group NV*(a)	164,966	3,272,925

		28,323,852

Health Care Technology — 3.0%
Evolent Health, Inc. (Class A Stock)*(a)	308,207	4,391,950
Tabula Rasa HealthCare, Inc.*(a)	192,937	7,485,956
Teladoc, Inc.*(a)	240,916	9,708,915
Vocera Communications, Inc.*	159,750	3,741,345

		25,328,166

Hotels, Restaurants & Leisure — 3.2%
Churchill Downs, Inc.	3,399	829,526
Chuy’s Holdings, Inc.*(a)	79,867	2,092,515
Dave & Buster’s Entertainment, Inc.*(a)	51,836	2,163,635
Del Taco Restaurants, Inc.*	270,176	2,799,023
Jack in the Box, Inc.	31,619	2,698,049
Planet Fitness, Inc. (Class A Stock)*	154,939	5,852,046
PlayAGS, Inc.*	127,090	2,956,113
Red Robin Gourmet Burgers, Inc.*(a)	4,336	251,488
SeaWorld Entertainment, Inc.*	136,230	2,020,291
Shake Shack, Inc. (Class A Stock)*(a)	97,465	4,057,468
Zoe’s Kitchen, Inc.*(a)	84,070	1,213,971

		26,934,125

Household Durables — 2.0%
Century Communities, Inc.*	170,450	5,104,978
Installed Building Products, Inc.*	54,025	3,244,201
Meritage Homes Corp.*	100,735	4,558,259

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
TopBuild Corp.*	48,719	$3,727,978

		16,635,416

Internet & Direct Marketing Retail — 0.4%
Nutrisystem, Inc.(a)	137,316	3,700,666

Internet Software & Services — 7.7%
Alarm.com Holdings, Inc.*(a)	72,109	2,721,394
Alteryx, Inc. (Class A Stock)*(a)	192,676	6,577,959
Box, Inc. (Class A Stock)*	142,480	2,927,964
Cloudera, Inc.*(a)	164,400	3,547,752
GrubHub, Inc.*(a)	53,290	5,407,336
GTT Communications, Inc.*(a)	133,285	7,557,260
Instructure, Inc.*	26,210	1,104,752
Internap Corp.*	85,638	942,018
LogMeIn, Inc.	44,103	5,096,102
Mimecast Ltd.*	162,600	5,760,917
MuleSoft, Inc. (Class A Stock)*	238,116	10,472,342
Q2 Holdings, Inc.*	69,850	3,181,668
Wix.com Ltd. (Israel)*(a)	122,100	9,713,055

		65,010,519

IT Services — 0.8%
EPAM Systems, Inc.*	56,672	6,490,077

Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.*	20,094	2,144,834
NeoGenomics, Inc.*(a)	63,795	520,567

		2,665,401

Machinery — 3.4%
Evoqua Water Technologies Corp.*(a)	49,682	1,057,730
Kadant, Inc.	56,532	5,342,274
Kennametal, Inc.	265,698	10,670,432
Manitowoc Co., Inc. (The)*	25,306	720,209
Meritor, Inc.*	131,150	2,696,444
REV Group, Inc.(a)	176,322	3,660,445
Woodward, Inc.	57,863	4,146,463

		28,293,997

Media — 0.2%
Entercom Communications Corp. (Class A Stock)(a)	173,538	1,674,642

Metals & Mining — 1.3%
AK Steel Holding Corp.*(a)	325,520	1,474,606
Allegheny Technologies, Inc.*(a)	101,180	2,395,942
Carpenter Technology Corp.	101,230	4,466,268
Cleveland-Cliffs, Inc.*(a)	351,657	2,444,016

		10,780,832

Multiline Retail — 1.1%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	159,640	9,626,292

Oil, Gas & Consumable Fuels — 1.3%
Callon Petroleum Co.*(a)	398,825	5,280,443
Extraction Oil & Gas, Inc.*(a)	269,841	3,092,378
Matador Resources Co.*(a)	73,698	2,204,307

		10,577,128

Paper & Forest Products — 0.8%
Boise Cascade Co.	168,113	6,489,162

A1239

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 3.1%
Aerie Pharmaceuticals, Inc.*(a)	38,022	$2,062,694
Amphastar Pharmaceuticals, Inc.*	133,000	2,493,749
Assembly Biosciences, Inc.*	24,600	1,208,843
Catalent, Inc.*	130,660	5,364,900
Cymabay Therapeutics, Inc.*	262,597	3,411,135
Nektar Therapeutics*	46,446	4,935,352
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	169,903	3,484,711
Supernus Pharmaceuticals, Inc.*	65,398	2,995,228

		25,956,612

Professional Services — 0.9%
On Assignment, Inc.*	41,080	3,363,630
TriNet Group, Inc.*	18,380	851,362
WageWorks, Inc.*	74,349	3,360,575

		7,575,567

Road & Rail — 1.5%
Daseke, Inc.*(a)	231,560	2,266,972
Saia, Inc.*	65,804	4,945,171
Werner Enterprises, Inc.(a)	143,787	5,248,226

		12,460,369

Semiconductors & Semiconductor Equipment — 3.3%
Cavium, Inc.*	73,327	5,820,697
MaxLinear, Inc.*(a)	201,216	4,577,664
Microsemi Corp.*	32,127	2,079,259
MKS Instruments, Inc.	24,170	2,795,261
Monolithic Power Systems, Inc.	66,216	7,665,826
Semtech Corp.*	123,378	4,817,911

		27,756,618

Software — 9.4%
8x8, Inc.*	420,358	7,839,677
Callidus Software, Inc.*	266,313	9,573,952
ForeScout Technologies, Inc.*(a)	172,580	5,598,495
Guidewire Software, Inc.*(a)	44,752	3,617,304
Imperva, Inc.*	64,184	2,779,167
Model N, Inc.*	152,869	2,759,285
Paycom Software, Inc.*(a)	54,062	5,805,718
Proofpoint, Inc.*	132,043	15,006,687
SailPoint Technologies Holding, Inc.*(a)	175,567	3,632,481
Upland Software, Inc.*	178,893	5,150,329
Varonis Systems, Inc.*	277,191	16,770,056
Zscaler, Inc.*	15,200	426,664

		78,959,815

Specialty Retail — 3.2%
American Eagle Outfitters, Inc.	183,110	3,649,382
Burlington Stores, Inc.*	27,480	3,658,962
Children’s Place, Inc. (The)(a)	46,336	6,266,945
Dick’s Sporting Goods, Inc.	176,052	6,170,623
Five Below, Inc.*	76,768	5,630,165
Tilly’s, Inc. (Class A Stock)	145,644	1,645,777

		27,021,854

Technology Hardware, Storage & Peripherals — 1.0%
Pure Storage, Inc. (Class A Stock)*(a)	130,910	2,611,655
USA Technologies, Inc.*(a)	669,908	6,029,172

		8,640,827

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 1.2%
Steven Madden Ltd.	228,519	$10,031,984

Thrifts & Mortgage Finance — 2.8%
BofI Holding, Inc.*	136,009	5,512,445
Essent Group Ltd.*	114,231	4,861,671
LendingTree, Inc.*(a)	33,721	11,065,546
OceanFirst Financial Corp.	94,643	2,531,700

		23,971,362

Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc.*	73,796	3,916,354
GMS, Inc.*	75,615	2,310,794
H&E Equipment Services, Inc.	111,175	4,279,126

		10,506,274

TOTAL COMMON STOCKS (cost $633,422,075)		822,890,173

UNAFFILIATED EXCHANGE TRADED FUND — 0.5%
iShares Russell 2000 Growth ETF (cost $4,327,009)	22,500	4,287,825

TOTAL LONG-TERM INVESTMENTS (cost $637,749,084)		827,177,998

SHORT-TERM INVESTMENTS — 32.7%

AFFILIATED MUTUAL FUNDS — 31.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	1,683,603	1,683,603
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $262,978,817; includes $262,561,937 of cash collateral for securities on loan)(b)(w)	262,967,813	262,941,516

TOTAL AFFILIATED MUTUAL FUNDS (cost $264,662,420)		264,625,119

UNAFFILIATED FUND — 1.3%
BlackRock Liquidity Funds FedFund Portfolio (cost $10,450,649)	10,450,649	10,450,649

TOTAL SHORT-TERM INVESTMENTS (cost $275,113,069)		275,075,768

TOTAL INVESTMENTS — 130.9% (cost $912,862,153)		1,102,253,766
Liabilities in excess of other assets — (30.9)%		(259,977,653)

NET ASSETS — 100.0%		$842,276,113

A1240

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $260,798,742; cash collateral of $262,561,937 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$18,367,498	$—	$—
Air Freight & Logistics	6,016,386	—	—
Airlines	3,740,409	—	—
Auto Components	4,303,880	—	—
Banks	65,888,891	—	—
Biotechnology	88,309,728	—	—
Building Products	16,168,403	—	—
Capital Markets	4,980,758	—	—
Chemicals	10,821,944	—	—
Commercial Services & Supplies	4,256,692	—	—
Communications Equipment	5,412,620	—	—
Construction & Engineering	18,355,183	—	—
Construction Materials	11,746,741	—	—
Diversified Consumer Services	23,514,493	—	—
Diversified Telecommunication Services	11,512,620	—	—
Electrical Equipment	9,209,684	—	—
Electronic Equipment, Instruments & Components	21,626,327	—	—
Energy Equipment & Services	5,303,152	—	—
Equity Real Estate Investment Trusts (REITs)	7,612,938	—	—
Food Products	10,330,269	—	—
Health Care Equipment & Supplies	28,323,852	—	—
Health Care Technology	25,328,166	—	—
Hotels, Restaurants & Leisure	26,934,125	—	—
Household Durables	16,635,416	—	—
Internet & Direct Marketing Retail	3,700,666	—	—
Internet Software & Services	65,010,519	—	—
IT Services	6,490,077	—	—
Life Sciences Tools & Services	2,665,401	—	—
Machinery	28,293,997	—	—
Media	1,674,642	—	—
Metals & Mining	10,780,832	—	—
Multiline Retail	9,626,292	—	—
Oil, Gas & Consumable Fuels	10,577,128	—	—
Paper & Forest Products	6,489,162	—	—
Pharmaceuticals	25,956,612	—	—
Professional Services	7,575,567	—	—
Road & Rail	12,460,369	—	—
Semiconductors & Semiconductor Equipment	27,756,618	—	—
Software	78,959,815	—	—
Specialty Retail	27,021,854	—	—
Technology Hardware, Storage & Peripherals	8,640,827	—	—
Textiles, Apparel & Luxury Goods	10,031,984	—	—

A1241

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Thrifts & Mortgage Finance	$23,971,362	$—	$—
Trading Companies & Distributors	10,506,274	—	—
Unaffiliated Exchange Traded Fund	4,287,825	—	—
Affiliated Mutual Funds	264,625,119	—	—
Unaffiliated Fund	10,450,649	—	—

Total	$1,102,253,766	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1242

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%

COMMON STOCKS
Aerospace & Defense — 1.2%
HEICO Corp. (Class A Stock)	38,620	$2,740,089
Hexcel Corp.(a)	42,011	2,713,490
Teledyne Technologies, Inc.*	23,329	4,366,489

		9,820,068

Airlines — 0.4%
Azul SA (Brazil), ADR*(a)	106,620	3,705,045
Auto Components — 1.9%
Cooper Tire & Rubber Co.(a)	68,046	1,993,748
Delphi Technologies PLC	60,460	2,880,919
LCI Industries(a)	27,730	2,888,080
Tenneco, Inc.	81,135	4,451,877
Visteon Corp.*	32,267	3,557,114

		15,771,738

Banks — 2.9%
FCB Financial Holdings, Inc. (Class A Stock)*	45,886	2,344,775
First Busey Corp.	62,084	1,845,136
First Hawaiian, Inc.	61,888	1,722,343
Great Western Bancorp, Inc.	56,642	2,280,973
IBERIABANK Corp.	43,730	3,410,940
Sterling Bancorp	144,833	3,265,984
Texas Capital Bancshares, Inc.*	48,560	4,365,544
Western Alliance Bancorp*	84,597	4,915,932

		24,151,627

Biotechnology — 11.2%
Abeona Therapeutics, Inc.*(a)	58,235	835,672
Agios Pharmaceuticals, Inc.*(a)	26,210	2,143,454
Aimmune Therapeutics, Inc.*(a)	64,070	2,039,348
Amicus Therapeutics, Inc.*(a)	490,648	7,379,346
Arena Pharmaceuticals, Inc.*	63,616	2,512,831
Audentes Therapeutics, Inc.*(a)	83,382	2,505,630
Bluebird Bio, Inc.*(a)	44,585	7,612,889
Blueprint Medicines Corp.*	91,240	8,366,708
Calithera Biosciences, Inc.*	85,892	541,120
Celyad SA (Belgium), ADR*(a)	30,765	1,103,541
Coherus Biosciences, Inc.*(a)	82,484	911,448
Cytokinetics, Inc.*	109,363	787,414
Eagle Pharmaceuticals, Inc.*(a)	33,430	1,761,427
Exact Sciences Corp.*(a)	153,266	6,181,218
Five Prime Therapeutics, Inc.*(a)	191,496	3,289,902
Flexion Therapeutics, Inc.*(a)	49,652	1,112,701
G1 Therapeutics, Inc.*(a)	26,310	974,786
GlycoMimetics, Inc.*(a)	67,798	1,100,362
Heron Therapeutics, Inc.*(a)	79,600	2,196,960
Immunomedics, Inc.*(a)	172,020	2,513,212
Insmed, Inc.*(a)	50,360	1,134,107
Iovance Biotherapeutics, Inc.*	220,611	3,728,326
Ironwood Pharmaceuticals, Inc.*(a)	28,700	442,841
Jounce Therapeutics, Inc.*(a)	44,528	995,201
Ligand Pharmaceuticals, Inc.*(a)	21,071	3,480,086
Loxo Oncology, Inc.*(a)	68,136	7,860,850
Madrigal Pharmaceuticals, Inc.*(a)	17,570	2,052,000
Otonomy, Inc.*	20,690	86,898
Portola Pharmaceuticals, Inc.*(a)	75,653	2,470,827
Rigel Pharmaceuticals, Inc.*	214,023	757,641

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Sage Therapeutics, Inc.*	48,638	$7,834,122
Spark Therapeutics, Inc.*(a)	39,456	2,627,375
Ultragenyx Pharmaceutical, Inc.*(a)	47,206	2,407,034
Vital Therapies, Inc.*(a)	213,711	1,453,235

		93,200,512

Building Products — 1.8%
AAON, Inc.(a)	93,410	3,642,989
American Woodmark Corp.*	27,843	2,741,143
Armstrong World Industries, Inc.*	55,680	3,134,784
JELD-WEN Holding, Inc.*	116,584	3,569,802
Simpson Manufacturing Co., Inc.	38,390	2,210,880

		15,299,598

Capital Markets — 0.5%
Evercore, Inc. (Class A Stock)	46,627	4,065,874
Chemicals — 1.9%
Ashland Global Holdings, Inc.	59,630	4,161,578
Ferro Corp.*	215,850	5,012,037
GCP Applied Technologies, Inc.*	1,460	42,413
OMNOVA Solutions, Inc.*	188,243	1,976,552
PolyOne Corp.	111,416	4,737,408

		15,929,988

Commercial Services & Supplies — 1.4%
Advanced Disposal Services, Inc.*	82,949	1,848,104
Clean Harbors, Inc.*	56,001	2,733,409
Deluxe Corp.(a)	52,268	3,868,355
MSA Safety, Inc.	38,902	3,238,202

		11,688,070

Communications Equipment — 0.6%
Lumentum Holdings, Inc.*(a)	79,784	5,090,219
Construction Materials — 0.3%
Summit Materials, Inc. (Class A Stock)*	93,864	2,842,202
Consumer Finance — 0.2%
OneMain Holdings, Inc.*	49,651	1,486,551
Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	234,182	3,594,694
Distributors — 0.3%
Core-Mark Holding Co., Inc.	106,234	2,258,535
Diversified Consumer Services — 1.2%
Grand Canyon Education, Inc.*	58,587	6,146,948
Weight Watchers International, Inc.*(a)	65,440	4,169,837

		10,316,785

Diversified Telecommunication Services — 0.5%
ORBCOMM, Inc.*	158,740	1,487,394
Vonage Holdings Corp.*	235,611	2,509,257

		3,996,651

Electrical Equipment — 0.8%
AZZ, Inc.(a)	57,842	2,527,695
Generac Holdings, Inc.*	89,267	4,098,248

		6,625,943

Electronic Equipment, Instruments & Components — 2.2%
ePlus, Inc.*	51,756	4,021,441
Fabrinet (Thailand)*(a)	82,360	2,584,457
II-VI, Inc.*(a)	52,589	2,150,890

A1243

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Itron, Inc.*	30,403	$2,175,335
Littelfuse, Inc.	20,277	4,221,266
Rogers Corp.*	24,023	2,871,709

		18,025,098

Energy Equipment & Services — 0.2%
ProPetro Holding Corp.*(a)	125,235	1,989,984
Equity Real Estate Investment Trusts (REITs) — 0.8%
CoreSite Realty Corp.	17,535	1,758,059
Corporate Office Properties Trust	66,136	1,708,293
Sunstone Hotel Investors, Inc.	196,507	2,990,837

		6,457,189

Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.(a)	27,463	3,014,614
Performance Food Group Co.*	62,026	1,851,476
PriceSmart, Inc.(a)	43,181	3,607,773

		8,473,863

Food Products — 1.4%
Hostess Brands, Inc.*(a)	206,132	3,048,692
Nomad Foods Ltd. (United Kingdom)*(a)	418,990	6,594,903
Post Holdings, Inc.*(a)	27,576	2,089,158

		11,732,753

Health Care Equipment & Supplies — 6.4%
Anika Therapeutics, Inc.*(a)	51,859	2,578,429
AtriCure, Inc.*(a)	103,080	2,115,202
Atrion Corp.	3,946	2,491,110
Cardiovascular Systems, Inc.*	93,107	2,041,837
Globus Medical, Inc. (Class A Stock)*	195,595	9,744,543
ICU Medical, Inc.*	20,840	5,260,016
Insulet Corp.*(a)	97,541	8,454,854
Integra LifeSciences Holdings Corp.*(a)	68,760	3,805,178
iRhythm Technologies, Inc.*	17,930	1,128,694
Masimo Corp.*	43,280	3,806,475
Natus Medical, Inc.*	87,622	2,948,480
OraSure Technologies, Inc.*	141,608	2,391,759
Orthofix International NV*	50,491	2,967,861
Penumbra, Inc.*(a)	30,980	3,582,837

		53,317,275

Health Care Providers & Services — 1.5%
HealthEquity, Inc.*(a)	51,270	3,103,886
Molina Healthcare, Inc.*	32,311	2,623,007
US Physical Therapy, Inc.	31,547	2,564,771
WellCare Health Plans, Inc.*	23,011	4,455,620

		12,747,284

Health Care Technology — 1.2%
HMS Holdings Corp.*	118,731	1,999,430
Medidata Solutions, Inc.*(a)	28,517	1,791,153
Omnicell, Inc.*	78,083	3,388,802
Teladoc, Inc.*(a)	76,520	3,083,756

		10,263,141

Hotels, Restaurants & Leisure — 4.3%
Dunkin’ Brands Group, Inc.(a)	60,806	3,629,510
Eldorado Resorts, Inc.*(a)	74,280	2,451,239
La Quinta Holdings, Inc.*	79,354	1,500,584

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott Vacations Worldwide Corp.(a)	32,805	$4,369,626
Papa John’s International, Inc.(a)	48,376	2,771,945
Planet Fitness, Inc. (Class A Stock)*	137,720	5,201,684
Red Rock Resorts, Inc. (Class A Stock)	88,490	2,590,987
Wendy’s Co. (The)	273,230	4,795,187
Wingstop, Inc.(a)	172,204	8,133,195

		35,443,957

Household Durables — 1.0%
Installed Building Products, Inc.*	44,259	2,657,753
TopBuild Corp.*	70,091	5,363,363

		8,021,116

Insurance — 0.6%
James River Group Holdings Ltd.	82,680	2,932,660
Primerica, Inc.	21,800	2,105,879

		5,038,539

Internet & Direct Marketing Retail — 0.2%
Wayfair, Inc. (Class A Stock)*(a)	18,634	1,258,354
Internet Software & Services — 7.6%
Blucora, Inc.*	84,581	2,080,693
Cloudera, Inc.*	166,030	3,582,927
Cornerstone OnDemand, Inc.*	67,460	2,638,361
Coupa Software, Inc.*	103,070	4,702,053
Envestnet, Inc.*	49,300	2,824,889
Etsy, Inc.*	169,371	4,752,550
Five9, Inc.*	118,819	3,539,618
GrubHub, Inc.*(a)	48,230	4,893,898
Instructure, Inc.*	60,828	2,563,900
LogMeIn, Inc.	81,846	9,457,305
MINDBODY, Inc. (Class A Stock)*(a)	187,110	7,278,579
Nutanix, Inc. (Class A Stock)*(a)	72,125	3,542,059
Okta, Inc.*(a)	61,594	2,454,521
Q2 Holdings, Inc.*	108,815	4,956,524
Wix.com Ltd. (Israel)*(a)	55,300	4,399,115

		63,666,992

IT Services — 5.9%
Acxiom Corp.*	70,455	1,600,033
Black Knight, Inc.*	100,565	4,736,612
CACI International, Inc. (Class A Stock)*	27,018	4,089,174
EPAM Systems, Inc.*	59,060	6,763,551
Euronet Worldwide, Inc.*	55,081	4,346,993
ExlService Holdings, Inc.*	51,011	2,844,883
InterXion Holding NV (Netherlands)*	83,475	5,184,632
MAXIMUS, Inc.	47,231	3,152,197
Science Applications International Corp.	44,085	3,473,898
WEX, Inc.*	53,750	8,418,325
WNS Holdings Ltd. (India), ADR*	104,247	4,725,517

		49,335,815

Life Sciences Tools & Services — 0.4%
NanoString Technologies, Inc.*	115,233	865,400
Syneos Health, Inc.*	74,947	2,660,619

		3,526,019

Machinery — 4.4%
Altra Industrial Motion Corp.(a)	180,333	8,286,302
Astec Industries, Inc.(a)	28,733	1,585,487

A1244

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Evoqua Water Technologies Corp.*(a)	81,968	$1,745,099
ITT, Inc.	77,886	3,814,856
Kennametal, Inc.	137,660	5,528,426
Milacron Holdings Corp.*	144,615	2,912,546
Proto Labs, Inc.*	30,700	3,608,785
Rexnord Corp.*	116,382	3,454,218
Welbilt, Inc.*	282,246	5,489,685

		36,425,404

Metals & Mining — 0.4%
Allegheny Technologies, Inc.*(a)	154,920	3,668,506
Multiline Retail — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	62,042	3,741,133
Oil, Gas & Consumable Fuels — 1.6%
Diamondback Energy, Inc.*	10,193	1,289,618
Newfield Exploration Co.*	101,679	2,483,001
PDC Energy, Inc.*	47,933	2,350,155
RSP Permian, Inc.*	101,980	4,780,822
WildHorse Resource Development Corp.*(a)	125,900	2,403,431

		13,307,027

Paper & Forest Products — 0.7%
Boise Cascade Co.	73,488	2,836,637
Louisiana-Pacific Corp.	116,621	3,355,186

		6,191,823

Pharmaceuticals — 3.1%
Aerie Pharmaceuticals, Inc.*(a)	45,613	2,474,505
Catalent, Inc.*	107,481	4,413,170
Dermira, Inc.*(a)	82,551	659,582
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	28,220	3,179,547
Impax Laboratories, Inc.*(a)	107,674	2,094,259
Intersect ENT, Inc.*	129,195	5,077,364
Nektar Therapeutics*	55,141	5,859,283
Revance Therapeutics, Inc.*	35,700	1,099,560
Sienna Biopharmaceuticals, Inc.*(a)	36,990	694,672

		25,551,942

Professional Services — 1.5%
Exponent, Inc.	49,077	3,859,906
Huron Consulting Group, Inc.*	49,495	1,885,760
On Assignment, Inc.*	66,794	5,469,093
WageWorks, Inc.*	23,969	1,083,399

		12,298,158

Real Estate Management & Development — 0.7%
HFF, Inc. (Class A Stock)	108,390	5,386,983
Road & Rail — 1.8%
Genesee & Wyoming, Inc. (Class A Stock)*	42,299	2,994,346
Knight-Swift Transportation Holdings, Inc.(a) .	80,181	3,689,128
Marten Transport Ltd.	110,843	2,527,220
Saia, Inc.*	71,660	5,385,249

		14,595,943

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Energy Industries, Inc.*	75,401	4,818,124
Axcelis Technologies, Inc.*	84,486	2,078,356
Cohu, Inc.	81,703	1,863,645
Cypress Semiconductor Corp.(a)	179,380	3,042,285

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Entegris, Inc.	109,872	$3,823,546
FormFactor, Inc.*	219,233	2,992,530
Integrated Device Technology, Inc.*	133,007	4,064,694
MKS Instruments, Inc.	73,472	8,497,037
Monolithic Power Systems, Inc.	36,825	4,263,230
Tower Semiconductor Ltd. (Israel)*	117,335	3,157,485
Versum Materials, Inc.	86,660	3,261,016

		41,861,948

Software — 7.4%
Aspen Technology, Inc.*	50,619	3,993,333
Blackbaud, Inc.(a)	30,114	3,065,906
Fair Isaac Corp.*	55,314	9,368,532
ForeScout Technologies, Inc.*	62,257	2,019,617
Guidewire Software, Inc.*(a)	34,449	2,784,513
HubSpot, Inc.*(a)	76,620	8,297,945
Paylocity Holding Corp.*	58,259	2,984,609
Pegasystems, Inc.	53,580	3,249,627
Proofpoint, Inc.*	42,904	4,876,040
PTC, Inc.*	31,577	2,463,322
RingCentral, Inc. (Class A Stock)*	162,696	10,331,196
Ultimate Software Group, Inc. (The)*	14,762	3,597,499
Zendesk, Inc.*	99,306	4,753,778

		61,785,917

Specialty Retail — 2.9%
At Home Group, Inc.*	53,810	1,724,072
Burlington Stores, Inc.*	42,597	5,671,791
Caleres, Inc.	86,110	2,893,296
Five Below, Inc.*	51,746	3,795,052
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	32,668	1,702,656
Lithia Motors, Inc. (Class A Stock)	42,388	4,260,842
Michaels Cos., Inc. (The)*	95,804	1,888,297
Monro, Inc.(a)	48,630	2,606,567

		24,542,573

Textiles, Apparel & Luxury Goods — 2.6%
Carter’s, Inc.	40,778	4,244,990
Oxford Industries, Inc.	47,338	3,529,521
Steven Madden Ltd.	209,402	9,192,748
Wolverine World Wide, Inc.	154,640	4,469,096

		21,436,355

Thrifts & Mortgage Finance — 1.5%
Essent Group Ltd.*	61,480	2,616,589
LendingTree, Inc.*(a)	7,457	2,447,015
MGIC Investment Corp.*	224,284	2,915,692
Walker & Dunlop, Inc.	70,080	4,164,154

		12,143,450

Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	43,087	3,141,042
Beacon Roofing Supply, Inc.*	74,340	3,945,224
BMC Stock Holdings, Inc.*	96,498	1,886,536
H&E Equipment Services, Inc.	134,230	5,166,513
SiteOne Landscape Supply, Inc.*(a)	26,335	2,028,848

		16,168,163

A1245

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $638,612,222)		$818,246,804

SHORT-TERM INVESTMENTS — 26.7%

AFFILIATED MUTUAL FUNDS — 25.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	9,978,146	9,978,146
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $204,865,858; includes $204,537,588 of cash collateral for securities on loan)(b)(w)	204,857,671	204,837,185

TOTAL AFFILIATED MUTUAL FUNDS (cost $214,844,004)		214,815,331

	Shares	Value
UNAFFILIATED FUND — 0.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $7,508,408)	7,508,408	$7,508,408

TOTAL SHORT-TERM INVESTMENTS (cost $222,352,412)		222,323,739

TOTAL INVESTMENTS — 124.9% (cost $860,964,634)		1,040,570,543
Liabilities in excess of other assets — (24.9)%		(207,250,359)

NET ASSETS — 100.0%		$833,320,184

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $203,161,991; cash collateral of $204,537,588 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,820,068	$—	$—
Airlines	3,705,045	—	—
Auto Components	15,771,738	—	—
Banks	24,151,627	—	—
Biotechnology	93,200,512	—	—
Building Products	15,299,598	—	—
Capital Markets	4,065,874	—	—
Chemicals	15,929,988	—	—
Commercial Services & Supplies	11,688,070	—	—
Communications Equipment	5,090,219	—	—
Construction Materials	2,842,202	—	—
Consumer Finance	1,486,551	—	—
Containers & Packaging	3,594,694	—	—
Distributors	2,258,535	—	—
Diversified Consumer Services	10,316,785	—	—
Diversified Telecommunication Services	3,996,651	—	—
Electrical Equipment	6,625,943	—	—
Electronic Equipment, Instruments & Components	18,025,098	—	—
Energy Equipment & Services	1,989,984	—	—

A1246

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$6,457,189	$—	$—
Food & Staples Retailing	8,473,863	—	—
Food Products	11,732,753	—	—
Health Care Equipment & Supplies	53,317,275	—	—
Health Care Providers & Services	12,747,284	—	—
Health Care Technology	10,263,141	—	—
Hotels, Restaurants & Leisure	35,443,957	—	—
Household Durables	8,021,116	—	—
Insurance	5,038,539	—	—
Internet & Direct Marketing Retail	1,258,354	—	—
Internet Software & Services	63,666,992	—	—
IT Services	49,335,815	—	—
Life Sciences Tools & Services	3,526,019	—	—
Machinery	36,425,404	—	—
Metals & Mining	3,668,506	—	—
Multiline Retail	3,741,133	—	—
Oil, Gas & Consumable Fuels	13,307,027	—	—
Paper & Forest Products	6,191,823	—	—
Pharmaceuticals	25,551,942	—	—
Professional Services	12,298,158	—	—
Real Estate Management & Development	5,386,983	—	—
Road & Rail	14,595,943	—	—
Semiconductors & Semiconductor Equipment	41,861,948	—	—
Software	61,785,917	—	—
Specialty Retail	24,542,573	—	—
Textiles, Apparel & Luxury Goods	21,436,355	—	—
Thrifts & Mortgage Finance	12,143,450	—	—
Trading Companies & Distributors	16,168,163	—	—
Affiliated Mutual Funds	214,815,331	—	—
Unaffiliated Fund	7,508,408	—	—

Total	$1,040,570,543	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1247

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS
Aerospace & Defense — 1.6%
Engility Holdings, Inc.*	32,900	$802,760
Hexcel Corp.(a)	67,331	4,348,909
Moog, Inc. (Class A Stock)*	33,750	2,781,338
Triumph Group, Inc.(a)	71,163	1,793,308
Vectrus, Inc.*	125,500	4,673,620

		14,399,935

Airlines — 0.5%
SkyWest, Inc.	76,900	4,183,360

Auto Components — 1.9%
Cooper-Standard Holdings, Inc.*	41,800	5,133,458
Dana, Inc.	164,800	4,245,248
Horizon Global Corp.*(a)	241,018	1,985,988
Modine Manufacturing Co.*	14,900	315,135
Stoneridge, Inc.*	90,100	2,486,760
Tenneco, Inc.	46,003	2,524,185

		16,690,774

Banks — 18.7%
1st Source Corp.	4,450	225,259
Allegiance Bancshares, Inc.*	12,000	469,800
Banc of California, Inc.(a)	73,673	1,421,889
Bancorp, Inc. (The)*	230,700	2,491,560
Bank of Marin Bancorp	1,400	96,530
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	204,132	9,161,443
BankUnited, Inc.	159,798	6,388,724
Banner Corp.	10,400	577,096
Berkshire Hills Bancorp, Inc.	8,300	314,985
Boston Private Financial Holdings, Inc.	15,600	234,780
Cadence BanCorp	11,600	315,868
Cathay General Bancorp	20,300	811,594
Central Valley Community Bancorp	9,400	183,864
Chemical Financial Corp.	83,018	4,539,424
Chemung Financial Corp.	2,300	106,881
Community Trust Bancorp, Inc.	15,846	716,239
Customers Bancorp, Inc.*	28,340	826,111
Eagle Bancorp, Inc.*	63,607	3,806,879
East West Bancorp, Inc.	16,083	1,005,831
Enterprise Financial Services Corp.	69,900	3,278,310
Farmers National Banc Corp.	34,100	472,285
Fidelity Southern Corp.	93,475	2,156,468
Financial Institutions, Inc.	54,700	1,619,120
First BanCorp. (Puerto Rico)*	620,000	3,732,400
First Bancorp	21,800	777,170
First Business Financial Services, Inc.	20,700	520,812
First Citizens BancShares, Inc. (Class A Stock)	2,000	826,480
First Commonwealth Financial Corp.	36,800	519,984
First Community Bancshares, Inc.	24,400	728,340
First Financial Bancorp	25,300	742,555
First Financial Corp.	5,300	220,480
First Hawaiian, Inc.	19,200	534,336
First Horizon National Corp.	275,803	5,193,370
First Internet Bancorp	34,100	1,261,700
First Interstate BancSystem, Inc. (Class A Stock)	28,482	1,126,463

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Merchants Corp.	64,600	$2,693,820
First Midwest Bancorp, Inc.	33,900	833,601
Flushing Financial Corp.	15,900	428,664
FNB Corp.	497,360	6,689,492
Franklin Financial Network, Inc.*(a)	13,800	449,880
Fulton Financial Corp.	123,400	2,190,350
Great Southern Bancorp, Inc.	22,400	1,118,880
Green Bancorp, Inc.*(a)	87,900	1,955,775
Hancock Holding Co.	139,800	7,227,660
Hanmi Financial Corp.	159,475	4,903,856
Heartland Financial USA, Inc.(a)	30,700	1,628,635
Heritage Commerce Corp.	20,400	336,192
Hilltop Holdings, Inc.	76,400	1,792,344
HomeTrust Bancshares, Inc.*	11,600	302,180
Hope Bancorp, Inc.	146,065	2,656,922
IBERIABANK Corp.	155,643	12,140,154
Independent Bank Corp.	52,500	1,202,250
Independent Bank Corp.(a)	15,100	1,080,405
MB Financial, Inc.	116,950	4,734,136
Midland States Bancorp, Inc.	11,100	350,316
OFG Bancorp (Puerto Rico)(a)	54,300	567,435
Pacific Mercantile Bancorp*	18,000	171,900
PacWest Bancorp	17,969	890,005
Peoples Bancorp, Inc.	29,700	1,052,865
Pinnacle Financial Partners, Inc.	25,710	1,650,582
Preferred Bank	43,400	2,786,280
Premier Financial Bancorp, Inc.	5,650	105,147
Republic Bancorp, Inc. (Class A Stock)	8,046	308,162
Shore Bancshares, Inc.	8,800	165,968
Sierra Bancorp	13,100	348,984
Simmons First National Corp. (Class A Stock)	13,900	395,455
South State Corp.	4,111	350,668
Sterling Bancorp	431,094	9,721,170
TCF Financial Corp.	180,959	4,127,675
Texas Capital Bancshares, Inc.*	19,300	1,735,070
Towne Bank	7,296	208,666
TriCo Bancshares	81,900	3,048,318
TriState Capital Holdings, Inc.*	9,000	209,250
Triumph Bancorp, Inc.*	18,800	774,560
Trustmark Corp.(a)	11,800	367,688
Umpqua Holdings Corp.	120,300	2,575,623
United Community Banks, Inc.	206,000	6,519,900
Univest Corp. of Pennsylvania	160,200	4,437,540
West Bancorporation, Inc.	9,600	245,760
Wintrust Financial Corp.	93,600	8,054,280

		162,939,493

Biotechnology — 2.1%
Abeona Therapeutics, Inc.*(a)	79,900	1,146,565
Acceleron Pharma, Inc.*	30,500	1,192,550
Acorda Therapeutics, Inc.*(a)	65,700	1,553,805
AMAG Pharmaceuticals, Inc.*(a)	35,900	723,385
Bluebird Bio, Inc.*	6,700	1,144,025
Celldex Therapeutics, Inc.*(a)	367,300	855,809
Corvus Pharmaceuticals, Inc.*	82,500	951,225
Immune Design Corp.*(a)	310,600	1,024,980
Karyopharm Therapeutics, Inc.*	83,100	1,115,202
Lexicon Pharmaceuticals, Inc.*(a)	33,900	290,523

A1248

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Minerva Neurosciences, Inc.*	226,500	$1,415,625
Momenta Pharmaceuticals, Inc.*	117,300	2,128,995
Myriad Genetics, Inc.*(a)	8,500	251,175
Retrophin, Inc.*(a)	43,400	970,424
Rigel Pharmaceuticals, Inc.*(a)	198,700	703,398
Sage Therapeutics, Inc.*	4,100	660,387
Spero Therapeutics, Inc.*	96,800	1,379,400
Ultragenyx Pharmaceutical, Inc.*	4,100	209,059
Vanda Pharmaceuticals, Inc.*	19,200	323,520

		18,040,052

Building Products — 0.5%
JELD-WEN Holding, Inc.*	6,800	208,216
Masonite International Corp.*	37,285	2,287,435
Universal Forest Products, Inc.	56,100	1,820,445

		4,316,096

Capital Markets — 1.3%
BGC Partners, Inc. (Class A Stock)	94,800	1,275,060
BrightSphere Investment Group PLC	50,100	789,575
Federated Investors, Inc. (Class B Stock)(a)	45,724	1,527,182
Hercules Capital, Inc.	333,588	4,036,415
Houlihan Lokey, Inc.	11,800	526,280
Piper Jaffray Cos.	30,500	2,533,025
Stifel Financial Corp.	5,900	349,457

		11,036,994

Chemicals — 2.7%
Chemours Co. (The)	11,400	555,294
FutureFuel Corp.	39,900	478,401
HB Fuller Co.	60,196	2,993,547
Ingevity Corp.*	35,653	2,627,270
Olin Corp.	88,199	2,680,368
Rayonier Advanced Materials, Inc.	20,900	448,723
Trinseo SA	69,100	5,116,855
Valvoline, Inc.	202,905	4,490,288
WR Grace & Co.	62,788	3,844,509

		23,235,255

Commercial Services & Supplies — 2.8%
ABM Industries, Inc.(a)	58,100	1,945,188
ACCO Brands Corp.	404,100	5,071,455
Clean Harbors, Inc.*	61,558	3,004,646
Essendant, Inc.	9,400	73,320
Kimball International, Inc. (Class B Stock)	21,200	361,248
LSC Communications, Inc.	2,479	43,259
Matthews International Corp. (Class A Stock)	63,474	3,211,784
Quad/Graphics, Inc.	132,300	3,353,805
RR Donnelley & Sons Co.	6,711	58,587
Team, Inc.*(a)	283,527	3,898,496
Tetra Tech, Inc.	38,152	1,867,540
VSE Corp.	29,700	1,536,084

		24,425,412

Communications Equipment — 1.1%
ADTRAN, Inc.	25,900	402,745
Comtech Telecommunications Corp.	19,900	594,811
Extreme Networks, Inc.*	303,700	3,361,959
Ribbon Communications, Inc.*	138,900	708,390

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Viavi Solutions, Inc.*	506,755	$4,925,659

		9,993,564

Construction & Engineering — 1.6%
EMCOR Group, Inc.	96,892	7,550,794
HC2 Holdings, Inc.*	243,300	1,279,758
KBR, Inc.	265,400	4,296,826
Tutor Perini Corp.*(a)	57,700	1,272,285

		14,399,663

Consumer Finance — 0.8%
Enova International, Inc.*	76,000	1,675,800
EZCORP, Inc. (Class A Stock)*(a)	145,900	1,925,880
FirstCash, Inc.	26,840	2,180,750
Green Dot Corp. (Class A Stock)*	18,500	1,186,960

		6,969,390

Containers & Packaging — 0.9%
Berry Global Group, Inc.*	5,100	279,531
Owens-Illinois, Inc.*	118,764	2,572,428
Silgan Holdings, Inc.	93,011	2,590,356
Sonoco Products Co.	49,110	2,381,835

		7,824,150

Distributors — 0.1%
Funko, Inc. (Class A Stock)*(a)	62,100	509,841

Diversified Consumer Services — 0.1%
K12, Inc.*	66,600	944,388

Diversified Financial Services — 0.0%
Marlin Business Services Corp.	15,800	447,930

Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	51,173	2,220,908
IDT Corp. (Class B Stock)*	55,300	346,731

		2,567,639

Electric Utilities — 2.6%
El Paso Electric Co.	25,900	1,320,900
Genie Energy Ltd. (Class B Stock)(a)	65,000	324,350
Hawaiian Electric Industries, Inc.	73,055	2,511,631
IDACORP, Inc.	72,872	6,432,411
MGE Energy, Inc.	11,800	661,980
PNM Resources, Inc.	3,900	149,175
Portland General Electric Co.	222,093	8,996,987
Spark Energy, Inc. (Class A Stock)(a)	82,100	972,885
Westar Energy, Inc.	21,300	1,120,167

		22,490,486

Electrical Equipment — 0.9%
Generac Holdings, Inc.*	75,393	3,461,293
Regal Beloit Corp.	56,829	4,168,407

		7,629,700

Electronic Equipment, Instruments & Components — 2.2%
Anixter International, Inc.*	5,400	409,050
Benchmark Electronics, Inc.	148,700	4,438,695
Electro Scientific Industries, Inc.*(a)	60,100	1,161,733
Fitbit, Inc. (Class A Stock)*(a)	142,200	725,220
Insight Enterprises, Inc.*	127,500	4,453,575
Kimball Electronics, Inc.*	62,075	1,002,511
Plexus Corp.*	14,600	872,058

A1249

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*	68,768	$1,798,283
Tech Data Corp.*	43,544	3,706,901
Vishay Precision Group, Inc.*	30,400	946,960

		19,514,986

Energy Equipment & Services — 1.1%
Archrock, Inc.	32,200	281,750
C&J Energy Services, Inc.*	74,700	1,928,754
Exterran Corp.*	85,800	2,290,860
FTS International, Inc.*(a)	47,600	875,364
Mammoth Energy Services, Inc.*(a)	5,800	185,948
McDermott International, Inc.*(a)	452,700	2,756,943
Select Energy Services, Inc. (Class A Stock)*(a)	103,547	1,306,763

		9,626,382

Equity Real Estate Investment Trusts (REITs) — 7.2%
American Assets Trust, Inc.	59,600	1,991,236
Armada Hoffler Properties, Inc.	146,017	1,998,973
Ashford Hospitality Prime, Inc.	29,819	289,841
Ashford Hospitality Trust, Inc.	587,300	3,793,958
Cedar Realty Trust, Inc.	41,700	164,298
Chesapeake Lodging Trust(a)	35,600	990,036
Columbia Property Trust, Inc.	194,044	3,970,140
CorEnergy Infrastructure Trust, Inc.(a)	5,100	191,454
CoreSite Realty Corp.(a)	13,600	1,363,536
Corporate Office Properties Trust	144,620	3,735,535
Cousins Properties, Inc.(a)	260,408	2,260,341
DCT Industrial Trust, Inc.	65,400	3,684,636
DiamondRock Hospitality Co.	279,300	2,915,892
EastGroup Properties, Inc.	3,600	297,576
Education Realty Trust, Inc.(a)	98,309	3,219,620
First Industrial Realty Trust, Inc.	86,500	2,528,395
Franklin Street Properties Corp.	9,100	76,531
GEO Group, Inc. (The)	188,150	3,851,431
Getty Realty Corp.	92,600	2,335,372
Highwoods Properties, Inc.	26,300	1,152,466
Hudson Pacific Properties, Inc.	17,400	566,022
InfraREIT, Inc.*	61,200	1,189,116
Invitation Homes, Inc.	10,755	245,537
Kite Realty Group Trust	57,800	880,294
Lexington Realty Trust	241,116	1,897,583
NexPoint Residential Trust, Inc.	27,929	693,756
Pennsylvania Real Estate Investment Trust(a)	37,300	359,945
Preferred Apartment Communities, Inc. (Class A Stock)	152,300	2,161,137
Ramco-Gershenson Properties Trust	60,100	742,836
Retail Opportunity Investments Corp.(a)	52,400	925,908
Rexford Industrial Realty, Inc.	50,500	1,453,895
RLJ Lodging Trust	46,322	900,500
Summit Hotel Properties, Inc.	141,100	1,920,371
Sun Communities, Inc.	11,800	1,078,166
Sunstone Hotel Investors, Inc.(a)	169,402	2,578,298
Urstadt Biddle Properties, Inc. (Class A Stock)	27,000	521,100
Xenia Hotels & Resorts, Inc.	188,700	3,721,164

		62,646,895

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.5%
Performance Food Group Co.*	80,838	$2,413,014
SpartanNash Co.	123,700	2,128,877

		4,541,891

Food Products — 2.1%
B&G Foods, Inc.(a)	91,060	2,158,122
Darling Ingredients, Inc.*	216,803	3,750,692
Dean Foods Co.	87,500	754,250
Hain Celestial Group, Inc. (The)*(a)	118,661	3,805,458
Hostess Brands, Inc.*(a)	297,077	4,393,769
Sanderson Farms, Inc.(a)	3,500	416,570
TreeHouse Foods, Inc.*(a)	78,720	3,012,614

		18,291,475

Gas Utilities — 1.0%
New Jersey Resources Corp.(a)	73,600	2,951,360
Southwest Gas Holdings, Inc.	45,400	3,070,402
Spire, Inc.	19,300	1,395,390
WGL Holdings, Inc.	13,800	1,154,370

		8,571,522

Health Care Equipment & Supplies — 0.9%
Haemonetics Corp.*	52,600	3,848,216
Integer Holdings Corp.*	4,600	260,130
Invacare Corp.(a)	59,200	1,030,080
Lantheus Holdings, Inc.*	156,300	2,485,170

		7,623,596

Health Care Providers & Services — 2.7%
American Renal Associates Holdings,
Inc.*(a)	39,400	742,690
Community Health Systems, Inc.*(a)	248,400	983,664
Cross Country Healthcare, Inc.*	48,300	536,613
Diplomat Pharmacy, Inc.*(a)	136,300	2,746,445
Encompass Health Corp.	109,198	6,242,850
Envision Healthcare Corp.*	145,243	5,581,688
Kindred Healthcare, Inc.	86,000	786,900
Magellan Health, Inc.*	12,600	1,349,460
Molina Healthcare, Inc.*(a)	8,300	673,794
Patterson Cos., Inc.(a)	111,055	2,468,753
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	15,100	394,714
WellCare Health Plans, Inc.*	6,000	1,161,780

		23,669,351

Hotels, Restaurants & Leisure — 0.3%
Del Frisco’s Restaurant Group, Inc.*	74,615	1,137,879
Penn National Gaming, Inc.*(a)	18,500	485,810
Pinnacle Entertainment, Inc.*	20,500	618,075

		2,241,764

Household Durables — 0.8%
Beazer Homes USA, Inc.*	128,700	2,052,765
Hamilton Beach Brands Holding Co. (Class A Stock)	9,100	193,102
Hooker Furniture Corp.	25,900	950,530
KB Home	112,600	3,203,470
Libbey, Inc.(a)	16,494	80,656
Lifetime Brands, Inc.	77,200	957,280

		7,437,803

A1250

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products — 0.7%
Central Garden & Pet Co. (Class A Stock)*	147,400	$5,838,514

Independent Power & Renewable Electricity Producers — 0.8%
Atlantic Power Corp.*(a)	126,100	264,810
Dynegy, Inc.*(a)	247,100	3,340,792
NRG Yield, Inc. (Class C Stock)	42,600	724,200
Ormat Technologies, Inc.(a)	49,600	2,796,448

		7,126,250

Insurance — 4.2%
American Equity Investment Life Holding Co.	203,100	5,963,016
Atlas Financial Holdings, Inc.*	15,600	161,459
CNO Financial Group, Inc.	236,146	5,117,284
Federated National Holding Co.	29,900	471,523
First American Financial Corp.	42,400	2,488,032
Hanover Insurance Group, Inc. (The)	50,115	5,908,057
Kinsale Capital Group, Inc.	10,300	528,699
National General Holdings Corp.	259,611	6,311,143
Selective Insurance Group, Inc.	28,200	1,711,740
Stewart Information Services Corp.	44,700	1,964,118
United Fire Group, Inc.	5,400	258,444
Universal Insurance Holdings, Inc.(a)	40,500	1,291,950
Validus Holdings Ltd.	71,105	4,796,032

		36,971,497

Internet & Direct Marketing Retail — 0.1%
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	56,000	602,000

Internet Software & Services — 0.2%
Limelight Networks, Inc.*	425,200	1,747,572

IT Services — 1.6%
Blackhawk Network Holdings, Inc.*	45,939	2,053,473
CACI International, Inc. (Class A Stock)*	22,764	3,445,331
Sykes Enterprises, Inc.*	72,000	2,083,680
Travelport Worldwide Ltd.	249,500	4,076,830
Unisys Corp.*(a)	99,400	1,068,550
Virtusa Corp.*	32,600	1,579,796

		14,307,660

Leisure Products — 0.5%
Callaway Golf Co.	135,351	2,214,342
Vista Outdoor, Inc.*	119,597	1,951,823

		4,166,165

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	42,671	4,554,703

Machinery — 5.5%
Actuant Corp. (Class A Stock)	104,170	2,421,953
Altra Industrial Motion Corp.(a)	55,667	2,557,899
EnPro Industries, Inc.	56,579	4,378,083
FreightCar America, Inc.	13,800	184,920
Global Brass & Copper Holdings, Inc.	148,000	4,950,600
Hurco Cos., Inc.	3,800	174,420
Hyster-Yale Materials Handling, Inc.	12,400	867,132
ITT, Inc.	88,022	4,311,318
Kadant, Inc.	36,800	3,477,600
LB Foster Co. (Class A Stock)*	9,800	230,790
Meritor, Inc.*	232,900	4,788,424

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Milacron Holdings Corp.*	222,993	$4,491,079
SPX FLOW, Inc.*	74,129	3,646,406
Standex International Corp.	52,747	5,029,426
TriMas Corp.*	146,355	3,841,819
Wabash National Corp.(a)	75,100	1,562,831
Watts Water Technologies, Inc. (Class A Stock)	15,600	1,212,120

		48,126,820

Marine — 0.1%
Costamare, Inc. (Monaco)(a)	155,271	968,891

Media — 1.2%
Entercom Communications Corp. (Class A Stock)	48,200	465,130
Gannett Co., Inc.(a)	131,023	1,307,610
Gray Television, Inc.*	43,900	557,530
MDC Partners, Inc. (Class A Stock)*	104,400	751,680
Nexstar Media Group, Inc. (Class A Stock)(a)	78,299	5,206,883
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	11,116	347,931
Townsquare Media, Inc. (Class A Stock)	82,000	650,260
tronc, Inc.*	66,000	1,083,720

		10,370,744

Metals & Mining — 1.3%
AK Steel Holding Corp.*(a)	313,400	1,419,702
Allegheny Technologies, Inc.*(a)	160,190	3,793,299
Cleveland-Cliffs, Inc.*(a)	196,600	1,366,370
Commercial Metals Co.	95,100	1,945,746
Ryerson Holding Corp.*	5,100	41,565
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	12,400	401,140
Warrior Met Coal, Inc.(a)	72,000	2,016,720

		10,984,542

Mortgage Real Estate Investment Trusts (REITs) — 1.6%
AG Mortgage Investment Trust, Inc.	11,600	201,492
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	195,152	6,131,676
Capstead Mortgage Corp.	237,803	2,056,996
Cherry Hill Mortgage Investment Corp.	22,000	385,880
Dynex Capital, Inc.	37,600	249,288
Invesco Mortgage Capital, Inc.	111,900	1,832,922
Redwood Trust, Inc.(a)	182,400	2,821,728

		13,679,982

Multi-Utilities — 0.5%
Black Hills Corp.(a)	43,102	2,340,439
NorthWestern Corp.	26,200	1,409,560
Unitil Corp.	9,800	454,818

		4,204,817

Oil, Gas & Consumable Fuels — 3.9%
Abraxas Petroleum Corp.*	873,700	1,939,614
Arch Coal, Inc. (Class A Stock)	20,400	1,874,352
Callon Petroleum Co.*(a)	242,317	3,208,277
Carrizo Oil & Gas, Inc.*(a)	166,468	2,663,488
Delek US Holdings, Inc.(a)	122,200	4,973,540
Denbury Resources, Inc.*(a)	1,062,300	2,910,702

A1251

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Eclipse Resources Corp.*	238,800	$343,872
EP Energy Corp. (Class A Stock)*(a)	133,600	179,024
Midstates Petroleum Co., Inc.*	32,200	429,226
NACCO Industries, Inc. (Class A Stock)	4,500	147,825
Pacific Ethanol, Inc.*	117,400	352,200
Par Pacific Holdings, Inc.*	25,200	432,684
Peabody Energy Corp.	119,900	4,376,350
Renewable Energy Group, Inc.*(a)	75,300	963,840
REX American Resources Corp.*(a)	2,900	211,120
SemGroup Corp. (Class A Stock)(a)	61,700	1,320,380
SRC Energy, Inc.*(a)	442,338	4,171,247
W&T Offshore, Inc.*	496,500	2,199,495
World Fuel Services Corp.	60,750	1,491,413

		34,188,649

Paper & Forest Products — 0.9%
Boise Cascade Co.	19,200	741,120
KapStone Paper and Packaging Corp.	18,200	624,442
Schweitzer-Mauduit International, Inc.	100,747	3,944,245
Verso Corp. (Class A Stock)*	136,300	2,295,292

		7,605,099

Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals, Inc.*	26,300	493,125
Kala Pharmaceuticals, Inc.*(a)	63,700	1,008,371
Lannett Co., Inc.*(a)	79,400	1,274,370
Prestige Brands Holdings, Inc.*(a)	172,403	5,813,429
Zogenix, Inc.*(a)	33,100	1,325,655

		9,914,950

Professional Services — 2.4%
CRA International, Inc.	13,000	679,770
Huron Consulting Group, Inc.*	89,183	3,397,872
Kelly Services, Inc. (Class A Stock)	78,500	2,279,640
Korn/Ferry International	183,196	9,451,082
RPX Corp.	170,300	1,820,507
TrueBlue, Inc.*	135,300	3,504,270

		21,133,141

Real Estate Management & Development — 0.0%
Rafael Holdings, Inc. (Class B Stock)*	27,650	134,103

Road & Rail — 0.9%
ArcBest Corp.	161,900	5,188,895
Covenant Transportation Group, Inc. (Class A Stock)*	11,600	346,028
Roadrunner Transportation Systems, Inc.*	123,300	313,182
YRC Worldwide, Inc.*	206,700	1,825,161

		7,673,266

Semiconductors & Semiconductor Equipment — 2.1%
Alpha & Omega Semiconductor Ltd.*	146,519	2,263,719
Amkor Technology, Inc.*	259,900	2,632,787
First Solar, Inc.*	13,600	965,328
MACOM Technology Solutions Holdings, Inc.*(a)	395,484	6,565,034
Photronics, Inc.*	83,900	692,175
Semtech Corp.*	60,877	2,377,247
SMART Global Holdings, Inc.*	41,600	2,073,344

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xcerra Corp.*	101,800	$1,185,970

		18,755,604

Software — 0.8%
Progress Software Corp.	43,100	1,657,195
QAD, Inc. (Class A Stock)	17,900	745,535
Take-Two Interactive Software, Inc.*	34,600	3,383,188
Verint Systems, Inc.*	24,800	1,056,480

		6,842,398

Specialty Retail — 3.8%
American Eagle Outfitters, Inc.(a)	84,600	1,686,078
Caleres, Inc.(a)	42,300	1,421,280
Children’s Place, Inc. (The)(a)	19,800	2,677,950
Citi Trends, Inc.	32,600	1,007,666
Conn’s, Inc.*(a)	58,000	1,972,000
Express, Inc.*	65,719	470,548
Group 1 Automotive, Inc.	23,400	1,528,956
Hudson Ltd. (United Kingdom) (Class A Stock)*(a)	87,000	1,384,170
Michaels Cos., Inc. (The)*	103,337	2,036,772
Murphy USA, Inc.*(a)	107,081	7,795,497
Office Depot, Inc.	1,101,000	2,367,150
Pier 1 Imports, Inc.(a)	251,000	808,220
Tailored Brands, Inc.(a)	307,458	7,704,897

		32,861,184

Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc.(a)	147,365	2,269,421

Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp.*	18,000	1,620,540
Oxford Industries, Inc.	28,777	2,145,613
Perry Ellis International, Inc.*	28,900	745,620
Steven Madden Ltd.	71,693	3,147,323

		7,659,096

Thrifts & Mortgage Finance — 2.1%
Charter Financial Corp.	30,200	615,778
Dime Community Bancshares, Inc.	55,300	1,017,520
First Defiance Financial Corp.	11,300	647,716
Flagstar Bancorp, Inc.*	33,170	1,174,218
HomeStreet, Inc.*	24,500	701,925
Meta Financial Group, Inc.	24,500	2,675,400
MGIC Investment Corp.*	290,000	3,770,000
Nationstar Mortgage Holdings, Inc.*(a)	59,300	1,065,028
PennyMac Financial Services, Inc. (Class A Stock)*	128,600	2,912,790
Provident Financial Holdings, Inc.	9,100	164,619
Radian Group, Inc.	43,300	824,432
Riverview Bancorp, Inc.	12,200	113,948
TrustCo Bank Corp. NY	88,800	750,360
United Community Financial Corp.	29,300	288,898
Walker & Dunlop, Inc.	20,200	1,200,284
WSFS Financial Corp.	3,800	182,020

		18,104,936

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	3,100	225,990
CAI International, Inc.*	30,200	642,052
DXP Enterprises, Inc.*	32,100	1,250,295

A1252

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
MRC Global, Inc.*	210,100	$3,454,044
NOW, Inc.*(a)	83,200	850,304
Titan Machinery, Inc.*	46,100	1,086,116
Veritiv Corp.*	25,200	987,840

		8,496,641

Water Utilities — 0.1%
Artesian Resources Corp. (Class A Stock)	4,600	167,808
Consolidated Water Co., Ltd. (Cayman Islands)	40,200	584,910

		752,718

TOTAL LONG-TERM INVESTMENTS (cost $774,004,473)		857,251,150

SHORT-TERM INVESTMENTS — 18.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	12,516,147	12,516,147
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $149,222,386; includes $149,000,561 of cash collateral for securities on loan)(b)(w)	149,219,003	149,204,081

TOTAL SHORT-TERM INVESTMENTS
(cost $161,738,533)		161,720,228

Value
TOTAL INVESTMENTS — 117.0%
(cost $935,743,006)	$1,018,971,378
Liabilities in excess of other assets(z) — (17.0)%	(148,334,712)

NET ASSETS — 100.0%	$870,636,666

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $147,476,733; cash collateral of $149,000,561 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
45	Russell 2000 Mini Index	Jun. 2018	$3,445,200	$(60,480)

Cash of $481,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

A1253

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,399,935	$—	$—
Airlines	4,183,360	—	—
Auto Components	16,690,774	—	—
Banks	162,939,493	—	—
Biotechnology	18,040,052	—	—
Building Products	4,316,096	—	—
Capital Markets	11,036,994	—	—
Chemicals	23,235,255	—	—
Commercial Services & Supplies	24,425,412	—	—
Communications Equipment	9,993,564	—	—
Construction & Engineering	14,399,663	—	—
Consumer Finance	6,969,390	—	—
Containers & Packaging	7,824,150	—	—
Distributors	509,841	—	—
Diversified Consumer Services	944,388	—	—
Diversified Financial Services	447,930	—	—
Diversified Telecommunication Services	2,567,639	—	—
Electric Utilities	22,490,486	—	—
Electrical Equipment	7,629,700	—	—
Electronic Equipment, Instruments & Components	19,514,986	—	—
Energy Equipment & Services	9,626,382	—	—
Equity Real Estate Investment Trusts (REITs)	62,646,895	—	—
Food & Staples Retailing	4,541,891	—	—
Food Products	18,291,475	—	—
Gas Utilities	8,571,522	—	—
Health Care Equipment & Supplies	7,623,596	—	—
Health Care Providers & Services	23,669,351	—	—
Hotels, Restaurants & Leisure	2,241,764	—	—
Household Durables	7,437,803	—	—
Household Products	5,838,514	—	—
Independent Power & Renewable Electricity Producers	7,126,250	—	—
Insurance	36,971,497	—	—
Internet & Direct Marketing Retail	602,000	—	—
Internet Software & Services	1,747,572	—	—
IT Services	14,307,660	—	—
Leisure Products	4,166,165	—	—
Life Sciences Tools & Services	4,554,703	—	—
Machinery	48,126,820	—	—
Marine	968,891	—	—
Media	10,370,744	—	—
Metals & Mining	10,984,542	—	—
Mortgage Real Estate Investment Trusts (REITs)	13,679,982	—	—
Multi-Utilities	4,204,817	—	—
Oil, Gas & Consumable Fuels	34,188,649	—	—
Paper & Forest Products	7,605,099	—	—
Pharmaceuticals	9,914,950	—	—
Professional Services	21,133,141	—	—
Real Estate Management & Development	134,103	—	—
Road & Rail	7,673,266	—	—
Semiconductors & Semiconductor Equipment	18,755,604	—	—

A1254

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Software	$6,842,398	$—	$—
Specialty Retail	32,861,184	—	—
Technology Hardware, Storage & Peripherals	2,269,421	—	—
Textiles, Apparel & Luxury Goods	7,659,096	—	—
Thrifts & Mortgage Finance	18,104,936	—	—
Trading Companies & Distributors	8,496,641	—	—
Water Utilities	752,718	—	—
Affiliated Mutual Funds	161,720,228	—	—
Other Financial Instruments*
Futures Contracts	(60,480)	—	—

Total	$1,018,910,898	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1255

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.1%
COMMON STOCKS — 51.6%
Aerospace & Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.*	32,100	$897,837
Axon Enterprise, Inc.*(a)	107,100	4,210,101
Boeing Co. (The)	199,066	65,269,760
BWX Technologies, Inc.	64,200	4,078,626
Cubic Corp.	22,000	1,399,200
HEICO Corp. (Class A Stock)	25,620	1,817,739
L3 Technologies, Inc.	34,598	7,196,384
Meggitt PLC (United Kingdom)	2,177,472	13,209,666
Northrop Grumman Corp.	60,692	21,188,791
Teledyne Technologies, Inc.*	5,600	1,048,152
Textron, Inc.	331,384	19,541,714
Triumph Group, Inc.(a)	90,300	2,275,560

		142,133,530

Air Freight & Logistics — 0.1%
FedEx Corp.	81,681	19,612,425

Airlines — 0.4%
Alaska Air Group, Inc.(a)	231,700	14,356,131
American Airlines Group, Inc.	306,537	15,927,663
Delta Air Lines, Inc.(a)	311,565	17,076,878
United Continental Holdings, Inc.*	196,413	13,644,811

		61,005,483

Auto Components — 0.5%
Adient PLC(a)	31,900	1,906,343
Aisin Seiki Co. Ltd. (Japan)	110,800	6,046,685
Aptiv PLC	106,595	9,057,377
Autoliv, Inc. (Sweden)	84,925	12,311,545
Gentherm, Inc.*	89,700	3,045,315
GKN PLC (United Kingdom)	1,371,975	8,892,922
Koito Manufacturing Co. Ltd. (Japan)	72,900	5,090,915
Magna International, Inc. (Canada)	351,637	19,814,745
Sumitomo Rubber Industries Ltd. (Japan)	291,100	5,367,111

		71,532,958

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	84,915	9,236,194
Honda Motor Co. Ltd. (Japan)	399,300	13,822,406
Suzuki Motor Corp. (Japan)	224,400	12,183,428
Tesla, Inc.*(a)	59,471	15,827,017
Toyota Motor Corp. (Japan)(a)	395,900	25,706,438

		76,775,483

Banks — 4.5%
ABN AMRO Group NV (Netherlands), GDR, 144A	335,587	10,119,088
Ameris Bancorp	63,800	3,375,020
Australia & New Zealand Banking Group Ltd. (Australia)	878,041	18,274,960
Bank of America Corp.	874,193	26,217,048
BankUnited, Inc.	107,300	4,289,854
Barclays PLC (United Kingdom), ADR(a)	294,306	3,478,697
BNP Paribas SA (France)	373,352	27,688,078
Bridge Bancorp, Inc.	52,400	1,758,020
Citigroup, Inc.	829,138	55,966,815
Citizens Financial Group, Inc.	52,349	2,197,611
CoBiz Financial, Inc.	92,090	1,804,964
Commerzbank AG (Germany)*	341,772	4,436,999

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Danske Bank A/S (Denmark)	351,358	$13,164,785
DBS Group Holdings Ltd. (Singapore)	987,462	20,857,519
DNB ASA (Norway)	1,252,480	24,670,393
East West Bancorp, Inc.	57,800	3,614,812
Erste Group Bank AG (Austria)*	233,256	11,726,570
Fifth Third Bancorp	845,566	26,846,721
First Republic Bank(a)	250,914	23,237,146
Hilltop Holdings, Inc.	108,100	2,536,026
Home BancShares, Inc.(a)	132,636	3,025,427
ING Groep NV (Netherlands)	1,476,264	24,912,287
Intesa Sanpaolo SpA (Italy)	4,494,073	16,362,958
JPMorgan Chase & Co.	804,518	88,472,844
KeyCorp	549,623	10,745,130
Lloyds Banking Group PLC (United Kingdom)	19,130,563	17,401,630
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,984,400	19,833,180
National Bank Holdings Corp. (Class A Stock)	57,400	1,908,550
National Bank of Canada (Canada)	361,900	17,033,893
National Commerce Corp.*	10,000	435,500
Nordea Bank AB (Sweden)	1,921,180	20,556,558
Pacific Premier Bancorp, Inc.*	60,800	2,444,160
Pinnacle Financial Partners, Inc.	44,968	2,886,946
PNC Financial Services Group, Inc. (The)	38,174	5,773,436
Popular, Inc. (Puerto Rico)	80,700	3,358,734
Prosperity Bancshares, Inc.(a)	43,110	3,131,079
Seacoast Banking Corp. of Florida*	71,900	1,903,193
Signature Bank*	34,000	4,826,300
South State Corp.	2,700	230,310
Standard Chartered PLC (United Kingdom)	862,472	8,643,988
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	320,181	13,088,725
SVB Financial Group*	19,100	4,584,191
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,339,892	16,771,214
Texas Capital Bancshares, Inc.*	35,660	3,205,834
Towne Bank	112,200	3,208,920
U.S. Bancorp	157,524	7,954,962
United Overseas Bank Ltd. (Singapore)	505,800	10,643,155
Webster Financial Corp.(a)	76,900	4,260,260
Wells Fargo & Co.	1,179,846	61,835,729
Westamerica Bancorporation(a)	17,900	1,039,632
Western Alliance Bancorp*	90,200	5,241,522

		671,981,373

Beverages — 0.8%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	17,000	3,213,850
Coca-Cola Co. (The)	611,668	26,564,741
Constellation Brands, Inc. (Class A Stock)	41,364	9,427,683
Diageo PLC (United Kingdom)	512,353	17,327,591
Dr. Pepper Snapple Group, Inc.	210,809	24,955,569
Kirin Holdings Co. Ltd. (Japan)	250,800	6,676,820
PepsiCo, Inc.	332,004	36,238,237

		124,404,491

Biotechnology — 1.3%
AbbVie, Inc.	265,588	25,137,904

A1256

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Acceleron Pharma, Inc.*	100,900	$3,945,189
Aimmune Therapeutics, Inc.*(a)	40,800	1,298,663
Alexion Pharmaceuticals, Inc.*	116,538	12,989,325
Alnylam Pharmaceuticals, Inc.*	44,000	5,240,399
Amgen, Inc.	92,070	15,696,094
Biogen, Inc.*	71,242	19,507,484
BioMarin Pharmaceutical, Inc.*	86,253	6,992,531
Calyxt, Inc.*(a)	3,750	49,200
Celgene Corp.*	160,009	14,274,403
CSL Ltd. (Australia)	59,830	7,208,228
Exelixis, Inc.*	205,400	4,549,610
Gilead Sciences, Inc.	177,575	13,387,379
Incyte Corp.*	107,368	8,946,975
Ironwood Pharmaceuticals, Inc.*(a)	142,000	2,191,060
Neurocrine Biosciences, Inc.*(a)	52,400	4,345,532
Sage Therapeutics, Inc.*	34,400	5,540,808
Shire PLC, ADR(a)	134,498	20,092,656
TESARO, Inc.*(a)	31,700	1,811,338
United Therapeutics Corp.*	13,000	1,460,680
Vertex Pharmaceuticals, Inc.*	108,923	17,752,271

		192,417,729

Building Products — 0.3%
A.O. Smith Corp.	136,819	8,700,320
Armstrong World Industries, Inc.*	26,500	1,491,950
Fortune Brands Home & Security, Inc.	128,906	7,591,274
Insteel Industries, Inc.(a)	43,500	1,201,905
Johnson Controls International PLC	468,848	16,522,204
Quanex Building Products Corp.	119,900	2,086,260
Simpson Manufacturing Co., Inc.	4,000	230,360

		37,824,273

Capital Markets — 1.2%
BlackRock, Inc.	13,569	7,350,599
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	60,385	2,355,015
Cboe Global Markets, Inc.	113,100	12,904,710
Charles Schwab Corp. (The)	386,563	20,186,320
Close Brothers Group PLC (United Kingdom)	112,492	2,268,694
CME Group, Inc.	34,690	5,610,761
FactSet Research Systems, Inc.(a)	21,900	4,367,298
Financial Engines, Inc.(a)	102,500	3,587,500
Franklin Resources, Inc.	133,597	4,633,144
GAM Holding AG (Switzerland)*	421,680	7,100,392
Intercontinental Exchange, Inc.	229,727	16,659,802
Janus Henderson Group PLC (United Kingdom)(a)	53,277	1,762,936
KKR & Co. LP	139,890	2,839,767
Macquarie Group Ltd. (Australia)	175,219	13,971,451
MarketAxess Holdings, Inc.	16,716	3,634,727
Morgan Stanley	415,307	22,409,966
Nasdaq, Inc.	62,027	5,347,968
Raymond James Financial, Inc.	52,559	4,699,300
S&P Global, Inc.	40,025	7,647,177
State Street Corp.	119,557	11,923,420
TD Ameritrade Holding Corp.	430,693	25,509,946

		186,770,893

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 1.3%
AgroFresh Solutions, Inc.*(a)	82,600	$607,109
Air Liquide SA (France)	89,473	10,979,927
Air Products & Chemicals, Inc.	112,776	17,934,767
Akzo Nobel NV (Netherlands)	5,888	556,316
Asahi Kasei Corp. (Japan)	1,152,500	15,404,133
BASF SE (Germany)	143,398	14,543,061
Cabot Corp.	24,300	1,353,996
Celanese Corp. (Class A Stock)	31,100	3,116,531
CF Industries Holdings, Inc.	178,700	6,742,351
Covestro AG (Germany), 144A	74,569	7,342,602
Croda International PLC (United Kingdom)	8,813	566,158
DowDuPont, Inc.	701,133	44,669,183
GCP Applied Technologies, Inc.*	61,000	1,772,050
Incitec Pivot Ltd. (Australia)	101,586	276,469
Johnson Matthey PLC (United Kingdom)	280,193	11,953,346
KMG Chemicals, Inc.	69,500	4,166,525
Koninklijke DSM NV (Netherlands)	5,170	513,883
Minerals Technologies, Inc.	26,100	1,747,395
Nutrien Ltd. (Canada)	8,953	423,119
Orion Engineered Carbons SA (Luxembourg)	5,600	151,759
PPG Industries, Inc.	86,784	9,685,094
Praxair, Inc.	5,612	809,812
RPM International, Inc.	170,188	8,112,862
Sherwin-Williams Co. (The)	25,953	10,176,690
Symrise AG (Germany)	4,378	352,515
Tosoh Corp. (Japan)	165,000	3,253,883
Umicore SA (Belgium)	268,629	14,230,688
Valvoline, Inc.(a)	228,281	5,051,859
Victrex PLC (United Kingdom)	8,880	320,168
Westlake Chemical Corp.	2,000	222,300
Yara International ASA (Norway)	8,538	364,830

		197,401,381

Commercial Services & Supplies — 0.3%
Copart, Inc.*	87,200	4,441,096
HNI Corp.	46,600	1,681,794
KAR Auction Services, Inc.	22,200	1,203,240
Mobile Mini, Inc.	72,850	3,168,975
Rollins, Inc.	87,200	4,449,816
Stericycle, Inc.*(a)	238,967	13,986,739
Waste Connections, Inc.(a)	257,134	18,446,793

		47,378,453

Communications Equipment — 0.6%
Cisco Systems, Inc.	1,337,666	57,372,495
Harris Corp.	146,323	23,598,973
Palo Alto Networks, Inc.*	28,900	5,245,928
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	831,044	5,292,054

		91,509,450

Construction & Engineering — 0.0%
Aegion Corp.*	60,600	1,388,345
Jacobs Engineering Group, Inc.	4,100	242,515
Valmont Industries, Inc.	16,400	2,399,320

		4,030,180

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(a)	30,556	6,334,259

A1257

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Vulcan Materials Co.(a)	122,969	$14,039,371

		20,373,630

Consumer Finance — 0.3%
Ally Financial, Inc.	637,636	17,311,817
Capital One Financial Corp.	100,232	9,604,230
Credit Saison Co. Ltd. (Japan)	368,500	6,167,791
SLM Corp.*	352,600	3,952,646
Synchrony Financial	297,174	9,964,244

		47,000,728

Containers & Packaging — 0.3%
Amcor Ltd. (Australia)	911,807	9,984,588
Ball Corp.	377,611	14,994,933
Bemis Co., Inc.	77,000	3,351,040
Graphic Packaging Holding Co.	153,023	2,348,903
International Paper Co.	40,930	2,186,890
Myers Industries, Inc.	142,300	3,009,645
Orora Ltd. (Australia)	143,806	367,399
Vidrala SA (Spain)	3,133	352,909

		36,596,307

Distributors — 0.0%
Core-Mark Holding Co., Inc.(a)	39,600	841,896

Diversified Consumer Services — 0.1%
Ascent Capital Group, Inc. (Class A Stock)*	37,142	136,683
Bright Horizons Family Solutions, Inc.*	15,500	1,545,660
Service Corp. International(a)	115,900	4,374,066
ServiceMaster Global Holdings, Inc.*	55,000	2,796,750

		8,853,159

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	193,408	38,581,028
Challenger Ltd. (Australia)	1,333,117	11,939,154
Element Fleet Management Corp. (Canada)	1,425,541	4,591,916
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,239,700	7,426,483
Sentinel Energy Services, Inc.*	12,279	121,808
Voya Financial, Inc.	289,134	14,601,267

		77,261,656

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	520,046	18,539,640
KT Corp. (South Korea)	263,441	6,783,055
Nippon Telegraph & Telephone Corp. (Japan)	757,900	35,358,363
TDC A/S (Denmark)*	1,644,589	13,628,022
Telecom Italia SpA (Italy)	10,959,526	9,124,613
Telefonica Deutschland Holding AG (Germany)	2,782,787	13,076,065
Telefonica SA (Spain)	1,092,039	10,818,684
Telstra Corp. Ltd. (Australia)	1,133,989	2,745,018
Verizon Communications, Inc.	840,935	40,213,512
Zayo Group Holdings, Inc.*	28,900	987,224

		151,274,196

Electric Utilities — 0.7%
American Electric Power Co., Inc.	6,629	454,683
Eversource Energy	231,770	13,655,888
Great Plains Energy, Inc.	100,100	3,182,179

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	223,403	$36,488,412
OGE Energy Corp.	99,900	3,273,723
PG&E Corp.	168,000	7,380,240
PNM Resources, Inc.	81,800	3,128,850
Red Electrica Corp. SA (Spain)	15,555	321,093
Southern Co. (The)(a)	394,532	17,619,799
SSE PLC (United Kingdom)	326,585	5,858,706
Westar Energy, Inc.	135,295	7,115,164

		98,478,737

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	725,240	17,244,902
Acuity Brands, Inc.(a)	37,615	5,235,632
Hubbell, Inc.	114,674	13,965,000
Legrand SA (France)	144,574	11,343,389
Mitsubishi Electric Corp. (Japan)	1,754,000	28,468,388
Prysmian SpA (Italy)	316,410	9,935,968
Sensata Technologies Holding PLC*(a)	175,585	9,100,571
Siemens Gamesa Renewable Energy SA (Spain)(a)	7,831	125,867
Vestas Wind Systems A/S (Denmark)	1,792	128,221

		95,547,938

Electronic Equipment, Instruments & Components — 0.3%
AVX Corp.	122,800	2,032,339
Belden, Inc.(a)	41,550	2,864,457
Coherent, Inc.*(a)	19,200	3,598,080
Control4 Corp.*	88,500	1,900,980
Hamamatsu Photonics KK (Japan)	140,800	5,416,670
Keysight Technologies, Inc.*	183,214	9,598,581
Largan Precision Co. Ltd. (Taiwan)	48,000	5,587,757
Omron Corp. (Japan)	207,700	12,141,425
TE Connectivity Ltd.	34,256	3,422,174

		46,562,463

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.(a)	19,900	552,623
C&J Energy Services, Inc.*	7,200	185,904
Dril-Quip, Inc.*(a)	30,400	1,361,920
Ensco PLC (Class A Stock)(a)	460,400	2,021,155
Exterran Corp.*	94,450	2,521,815
Frank’s International NV(a)	13,100	71,133
Halliburton Co.	6,500	305,110
Helix Energy Solutions Group, Inc.*	10,483	60,697
Keane Group, Inc.*(a)	210,300	3,112,440
NCS Multistage Holdings, Inc.*(a)	46,600	699,000
Schlumberger Ltd.	223,421	14,473,212
Subsea 7 SA (United Kingdom)	23,344	300,476
TechnipFMC PLC (United Kingdom)	8,800	259,159
Tenaris SA (Luxembourg)	27,348	472,740
WorleyParsons Ltd. (Australia)	677,986	7,565,442

		33,962,826

Equity Real Estate Investment Trusts (REITs) — 1.7%
Acadia Realty Trust	97,871	2,407,627
Alexander & Baldwin, Inc.	132,844	3,072,682
Alexandria Real Estate Equities, Inc.(a)	10,634	1,328,080
Allied Properties Real Estate Investment Trust (Canada)	11,600	365,193
American Campus Communities, Inc.	34,341	1,326,249

A1258

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.	79,165	$11,505,841
AvalonBay Communities, Inc.	68,601	11,282,120
Boston Properties, Inc.	17,696	2,180,501
Camden Property Trust	58,469	4,921,920
Canadian Apartment Properties REIT (Canada)	13,154	379,300
CapitaLand Mall Trust (Singapore)	484,400	771,078
Cedar Realty Trust, Inc.	139,207	548,476
Charter Hall Retail REIT (Australia)	182,949	543,387
Concentradora Fibra Danhos SA de CV (Mexico)	296,600	492,865
Crown Castle International Corp.	55,416	6,074,148
CubeSmart	7,846	221,257
DCT Industrial Trust, Inc.	41,249	2,323,969
Derwent London PLC (United Kingdom)	18,276	795,553
Douglas Emmett, Inc.	68,828	2,530,117
EastGroup Properties, Inc.	30,300	2,504,598
Equinix, Inc.	32,777	13,705,375
Equity Commonwealth*	134,400	4,122,048
Equity Residential	271,939	16,756,881
Essex Property Trust, Inc.	12,733	3,064,578
Federal Realty Investment Trust	13,805	1,602,899
Gecina SA (France)	5,727	993,816
GGP, Inc.	487,982	9,984,112
Goodman Group (Australia)	41,155	267,594
Great Portland Estates PLC (United Kingdom)	655,260	6,114,926
Healthcare Realty Trust, Inc.	37,993	1,052,786
Highwoods Properties, Inc.	11,500	503,930
Host Hotels & Resorts, Inc.	41,481	773,206
Hudson Pacific Properties, Inc.	24,132	785,014
Inmobiliaria Colonial Socimi SA (Spain)	62,132	718,718
JBG SMITH Properties	100,276	3,380,304
Kilroy Realty Corp.	22,761	1,615,121
Kimco Realty Corp.	49,900	718,560
LaSalle Hotel Properties(a)	93,400	2,709,534
Macerich Co. (The)	37,654	2,109,377
Mitsui Fudosan Logistics Park, Inc. (Japan)	121	401,009
Mori Hills REIT Investment Corp. (Japan)	456	577,881
Nippon Accommodations Fund, Inc. (Japan)	216	952,185
Nippon Prologis REIT, Inc. (Japan)	183	397,465
Paramount Group, Inc.	214,400	3,053,056
Pebblebrook Hotel Trust(a)	17,000	583,950
Prologis, Inc.	333,433	21,002,945
PS Business Parks, Inc.	3,700	418,248
Public Storage	12,959	2,596,854
Rayonier, Inc.	125,700	4,422,126
Regency Centers Corp.	181,255	10,690,420
Saul Centers, Inc.	22,800	1,162,116
Scentre Group (Australia)	3,564,395	10,518,166
Shaftesbury PLC (United Kingdom)	68,054	936,666
Simon Property Group, Inc.	19,035	2,938,052
SL Green Realty Corp.(a)	114,264	11,064,183
Sunstone Hotel Investors, Inc.	74,477	1,133,540
Taubman Centers, Inc.(a)	38,100	2,168,271
Terreno Realty Corp.	76,100	2,626,211
Unibail-Rodamco SE (France)(a)	60,075	13,722,562
UNITE Group PLC (The) (United Kingdom)	87,579	971,864
Urban Edge Properties	194,017	4,142,263

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Urstadt Biddle Properties, Inc. (Class A Stock)	73,350	$1,415,655
VEREIT, Inc.	453,400	3,155,664
Vornado Realty Trust	149,936	10,090,693
Washington Prime Group, Inc.(a)	211,400	1,410,038
Washington Real Estate Investment Trust(a)	44,600	1,217,580
Weingarten Realty Investors	75,744	2,126,892
Weyerhaeuser Co.	193,819	6,783,665

		249,233,960

Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.(a)	35,400	3,885,858
Costco Wholesale Corp.	103,068	19,421,103
CVS Health Corp.	246,721	15,348,513
Seven & i Holdings Co. Ltd. (Japan)	402,200	17,227,167
Sprouts Farmers Market, Inc.*	108,100	2,537,107
Walgreens Boots Alliance, Inc.	45,242	2,961,994
Walmart, Inc.	230,116	20,473,421

		81,855,163

Food Products — 0.9%
Bunge Ltd.	148,557	10,984,305
Cal-Maine Foods, Inc.*(a)	6,553	286,366
Flowers Foods, Inc.	44,000	961,840
Kraft Heinz Co. (The)	265,946	16,565,776
Mondelez International, Inc. (Class A Stock)	514,867	21,485,400
Nestle SA (Switzerland)	638,588	50,474,971
Pinnacle Foods, Inc.	57,000	3,083,700
Post Holdings, Inc.*(a)	38,500	2,916,760
TreeHouse Foods, Inc.*(a)	50,100	1,917,327
Tyson Foods, Inc. (Class A Stock)	160,859	11,773,270
Wilmar International Ltd. (Singapore)	3,944,700	9,617,360

		130,067,075

Gas Utilities — 0.1%
Atmos Energy Corp.	162,265	13,669,204
Chesapeake Utilities Corp.	29,120	2,048,592
Italgas SpA (Italy)	60,940	364,138
ONE Gas, Inc.(a)	45,500	3,003,910
South Jersey Industries, Inc.(a)	69,600	1,959,936

		21,045,780

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	210,666	12,623,107
Atrion Corp.	2,800	1,767,640
Becton, Dickinson & Co.	154,479	33,475,599
Cooper Cos., Inc. (The)	4,600	1,052,526
Danaher Corp.	231,413	22,657,647
DexCom, Inc.*(a)	53,600	3,974,976
Elekta AB (Sweden) (Class B Stock)(a)	757,603	8,110,696
GenMark Diagnostics, Inc.*(a)	217,600	1,183,744
GN Store Nord A/S (Denmark)	401,566	14,242,677
Halyard Health, Inc.*(a)	57,400	2,644,992
Hologic, Inc.*	148,553	5,549,940
Intuitive Surgical, Inc.*	74,239	30,648,086
K2M Group Holdings, Inc.*	46,800	886,860
Koninklijke Philips NV (Netherlands)	707,286	27,083,433
Medtronic PLC	180,616	14,489,016
Siemens Healthineers AG (Germany), 144A*	230,116	9,457,093

A1259

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Stryker Corp.	132,398	$21,305,486
Teleflex, Inc.	20,700	5,278,086
West Pharmaceutical Services, Inc.(a)	47,000	4,149,630

		220,581,234

Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*(a)	52,800	2,068,703
Aetna, Inc.	30,186	5,101,433
AmerisourceBergen Corp.	31,794	2,740,961
Anthem, Inc.	90,600	19,904,820
Centene Corp.*	56,925	6,083,575
Cigna Corp.	65,901	11,054,234
Diplomat Pharmacy, Inc.*(a)	138,000	2,780,700
Envision Healthcare Corp.*(a)	258,853	9,947,721
Express Scripts Holding Co.*	167,068	11,541,057
Fresenius SE & Co. KGaA (Germany)	336,637	25,740,911
HCA Healthcare, Inc.	108,526	10,527,022
McKesson Corp.	34,991	4,929,182
Miraca Holdings, Inc. (Japan)	139,300	5,485,441
Select Medical Holdings Corp.*	120,700	2,082,075
UnitedHealth Group, Inc.	219,512	46,975,568
Universal Health Services, Inc. (Class B Stock)	27,918	3,305,770
WellCare Health Plans, Inc.*	12,100	2,342,923

		172,612,096

Health Care Technology — 0.1%
athenahealth, Inc.*(a)	27,000	3,861,810
Veeva Systems, Inc. (Class A Stock)*	66,100	4,826,622

		8,688,432

Hotels, Restaurants & Leisure — 1.0%
Aramark	102,100	4,039,076
Bloomin’ Brands, Inc.	117,100	2,843,188
Caesars Entertainment Corp.*	86,977	978,491
Choice Hotels International, Inc.	37,000	2,965,550
Compass Group PLC (United Kingdom)	487,403	9,952,236
Domino’s Pizza, Inc.	18,286	4,270,878
Dunkin’ Brands Group, Inc.(a)	31,600	1,886,204
Hilton Grand Vacations, Inc.*	47,040	2,023,661
Hilton Worldwide Holdings, Inc.	145,024	11,422,090
Jack in the Box, Inc.	39,300	3,353,469
Las Vegas Sands Corp.	89,000	6,399,100
Lindblad Expeditions Holdings, Inc.*	188,100	1,931,787
Marriott International, Inc. (Class A Stock)	98,413	13,382,200
McDonald’s Corp.	119,457	18,680,686
MGM Resorts International	319,805	11,199,571
Red Robin Gourmet Burgers, Inc.*(a)	63,500	3,683,000
Restaurant Brands International, Inc. (Canada)	141,730	8,067,272
Royal Caribbean Cruises Ltd.(a)	69,776	8,215,426
Starbucks Corp.	345,677	20,011,242
Vail Resorts, Inc.(a)	11,800	2,616,060
Yum! Brands, Inc.	214,850	18,290,181

		156,211,368

Household Durables — 0.5%
Lennar Corp. (Class A Stock)	163,640	9,644,942
Lennar Corp. (Class B Stock)	3,590	171,207
Meritage Homes Corp.*	72,400	3,276,100

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Mohawk Industries, Inc.*	30,199	$7,012,812
NVR, Inc.*	1,200	3,360,000
Panasonic Corp. (Japan)	1,134,000	16,284,799
Persimmon PLC (United Kingdom)	444,725	15,784,252
Sony Corp. (Japan)	152,200	7,488,288
Tempur Sealy International, Inc.*(a)	57,300	2,595,117
Toll Brothers, Inc.	59,900	2,590,675
TRI Pointe Group, Inc.*(a)	254,500	4,181,435

		72,389,627

Household Products — 0.5%
Church & Dwight Co., Inc.(a)	152,715	7,690,727
Colgate-Palmolive Co.	81,786	5,862,420
Essity AB (Sweden) (Class B Stock)*	321,435	8,907,986
Kimberly-Clark Corp.	162,309	17,875,090
Procter & Gamble Co. (The)	362,899	28,770,633

		69,106,856

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	410,000	10,568,136
Industrial Conglomerates — 0.9%
3M Co.	39,774	8,731,188
Carlisle Cos., Inc.	2,875	300,179
CK Hutchison Holdings Ltd. (Hong Kong)	1,423,693	17,106,057
DCC PLC (United Kingdom)	128,255	11,817,023
Honeywell International, Inc.	231,234	33,415,625
Roper Technologies, Inc.	107,196	30,088,845
Sembcorp Industries Ltd. (Singapore)	998,011	2,386,720
Siemens AG (Germany)	255,627	32,617,353

		136,462,990

Insurance — 2.5%
AIA Group Ltd. (Hong Kong)	1,758,800	15,035,415
American International Group, Inc.	583,728	31,766,478
Arch Capital Group Ltd.*	8,700	744,633
Aviva PLC (United Kingdom)	1,625,640	11,345,460
AXA SA (France)	1,071,032	28,471,285
Axis Capital Holdings Ltd.(a)	29,500	1,698,315
Brighthouse Financial, Inc.*(a)	40,243	2,068,490
Chubb Ltd.	198,898	27,203,279
CNA Financial Corp.	140,531	6,935,205
Direct Line Insurance Group PLC (United Kingdom)	2,668,252	14,287,150
First American Financial Corp.	67,600	3,966,768
FNF Group	158,805	6,355,376
Kemper Corp.(a)	34,800	1,983,600
Loews Corp.	130,213	6,475,492
Markel Corp.*	1,800	2,106,450
Marsh & McLennan Cos., Inc.	178,532	14,744,958
MetLife, Inc.	489,636	22,469,396
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	94,672	22,015,187
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,089,000	11,228,328
Progressive Corp. (The)	155,642	9,483,267
Prudential PLC (United Kingdom)	921,473	23,026,341
RSA Insurance Group PLC (United Kingdom)	1,503,938	13,315,027

A1260

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
State Auto Financial Corp.	85,100	$2,431,307
Storebrand ASA (Norway)	1,549,626	12,743,422
Sun Life Financial, Inc. (Canada)	377,877	15,518,665
Tokio Marine Holdings, Inc. (Japan)	390,300	17,697,318
Validus Holdings Ltd.	12,800	863,359
White Mountains Insurance Group Ltd.	4,300	3,536,835
Willis Towers Watson PLC	138,779	21,120,776
XL Group Ltd. (Bermuda)	274,157	15,149,916
Zurich Insurance Group AG (Switzerland)*	50,248	16,574,923

		382,362,421

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.*	92,347	133,657,507
Booking Holdings, Inc.*(a)	25,782	53,636,615
Netflix, Inc.*	108,360	32,004,126

		219,298,248

Internet Software & Services — 2.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	72,474	13,301,878
Alphabet, Inc. (Class C Stock)*	80,228	82,778,448
Alphabet, Inc. (Class A Stock)*	56,050	58,131,697
Altaba, Inc.*	240,947	17,839,716
ANGI Homeservices, Inc. (Class A Stock)*(a)	212,500	2,885,749
Baidu, Inc. (China), ADR*	44,400	9,909,636
Cornerstone OnDemand, Inc.*	35,900	1,404,049
CoStar Group, Inc.*	9,500	3,445,460
Etsy, Inc.*	233,000	6,537,980
Facebook, Inc. (Class A Stock)*	642,117	102,603,875
Five9, Inc.*	161,200	4,802,148
IAC/InterActiveCorp*	11,400	1,782,732
Kakaku.com, Inc. (Japan)	293,600	5,195,944
Match Group, Inc.*(a)	81,270	3,611,639
NAVER Corp. (South Korea)	6,093	4,534,556
Pandora Media, Inc.*(a)	499,500	2,512,485
SPS Commerce, Inc.*	24,000	1,537,680
Tencent Holdings Ltd. (China)	226,800	12,174,526
Twitter, Inc.*	65,900	1,911,759
Yahoo Japan Corp. (Japan)(a)	1,720,000	8,051,142
YY, Inc. (China), ADR*	101,845	10,714,094
Zillow Group, Inc. (Class A Stock)*	53,300	2,878,200
Zillow Group, Inc. (Class C Stock)*(a)	45,600	2,453,280

		360,998,673

IT Services — 1.6%
Accenture PLC (Class A Stock)	202,856	31,138,395
Black Knight, Inc.*	179,546	8,456,617
Blackhawk Network Holdings, Inc.*	66,600	2,977,020
Booz Allen Hamilton Holding Corp.	95,300	3,690,016
CoreLogic, Inc.*	77,900	3,523,417
EPAM Systems, Inc.*	35,800	4,099,816
Fidelity National Information Services, Inc.	206,885	19,923,026
FleetCor Technologies, Inc.*	30,800	6,237,000
Gartner, Inc.*(a)	73,182	8,607,667
Infosys Ltd. (India), ADR(a)	619,300	11,054,505
Jack Henry & Associates, Inc.	20,910	2,529,065
Mastercard, Inc. (Class A Stock)	246,275	43,137,529
PayPal Holdings, Inc.*	171,717	13,028,169

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Sabre Corp.(a)	135,100	$2,897,895
Square, Inc. (Class A Stock)*(a)	14,600	718,320
Visa, Inc. (Class A Stock)(a)	502,531	60,112,758
WEX, Inc.*	26,900	4,213,078
Worldpay, Inc. (Class A Stock)*	216,983	17,844,682

		244,188,975

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	184,571	12,347,800
Bruker Corp.	37,880	1,133,370
Thermo Fisher Scientific, Inc.	109,309	22,567,936

		36,049,106

Machinery — 1.1%
AGCO Corp.	51,700	3,352,745
Barnes Group, Inc.	4,700	281,483
Caterpillar, Inc.	23,706	3,493,790
Chart Industries, Inc.*	86,600	5,111,998
EnPro Industries, Inc.	26,700	2,066,046
ESCO Technologies, Inc.	2,000	117,100
Flowserve Corp.(a)	201,950	8,750,494
Fortive Corp.	305,728	23,700,035
Graco, Inc.	70,800	3,236,976
Greenbrier Cos., Inc. (The)(a)	47,000	2,361,750
Harsco Corp.*	30,400	627,760
Hillenbrand, Inc.	74,900	3,437,910
Illinois Tool Works, Inc.	48,505	7,598,793
Krones AG (Germany)(a)	2,470	332,762
Middleby Corp. (The)*(a)	26,800	3,317,572
Mueller Water Products, Inc. (Class A Stock)	212,000	2,304,440
PACCAR, Inc.	265,453	17,565,025
Pentair PLC (United Kingdom)(a)	144,078	9,816,034
RBC Bearings, Inc.*	18,300	2,272,860
REV Group, Inc.(a)	49,500	1,027,620
Sandvik AB (Sweden)	15,911	291,509
SMC Corp. (Japan)	27,300	11,105,615
Snap-on, Inc.(a)	49,314	7,275,788
Stanley Black & Decker, Inc.	134,561	20,614,745
Sun Hydraulics Corp.	44,800	2,399,488
THK Co. Ltd. (Japan)	422,500	17,575,959
Wabtec Corp.(a)	108,156	8,803,898
Welbilt, Inc.*	76,200	1,482,090

		170,322,285

Marine — 0.0%
Kirby Corp.*(a)	43,300	3,331,935
Matson, Inc.	87,700	2,511,728

		5,843,663

Media — 1.2%
Cable One, Inc.(a)	5,100	3,504,261
Charter Communications, Inc. (Class A Stock)*	39,285	12,226,278
Comcast Corp. (Class A Stock)	1,598,775	54,630,142
CyberAgent, Inc. (Japan)	165,700	8,609,527
Eutelsat Communications SA (France)	317,313	6,289,294
GCI Liberty, Inc. (Class A Stock)*	13,100	692,466
Liberty Broadband Corp. (Class C Stock)*	242,117	20,747,006

A1261

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Liberty Global PLC (United Kingdom) (Class A Stock)*	273,869	$8,574,838
Liberty Global PLC (United Kingdom) (Class C Stock)*	149,632	4,553,302
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	57,500	1,773,875
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	44,700	1,825,995
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	37,300	1,533,030
Stroeer SE & Co. KGaA (Germany)	105,986	7,406,602
Time Warner, Inc.	67,460	6,380,367
Twenty-First Century Fox, Inc. (Class A Stock)	170,056	6,239,355
Walt Disney Co. (The)	201,249	20,213,450
WPP PLC (United Kingdom)	939,085	14,923,562

		180,123,350

Metals & Mining — 0.7%
Acacia Mining PLC (United Kingdom)	28,373	56,866
Acerinox SA (Spain)	37,132	519,382
Alamos Gold, Inc. (Canada) (Class A Stock)	101,735	529,068
Alamos Gold, Inc. (Canada) (Class A Stock)	32,773	170,747
Alumina Ltd. (Australia)	492,573	903,789
Anglo American PLC (United Kingdom)	79,160	1,844,002
Antofagasta PLC (Chile)	606,992	7,847,696
APERAM SA (Luxembourg)	8,307	397,785
ArcelorMittal (Luxembourg)*	20,292	644,521
Asahi Holdings, Inc. (Japan)	7,900	147,179
Aurubis AG (Germany)	4,288	360,378
B2Gold Corp. (Canada)*	198,600	544,152
BHP Billiton Ltd. (Australia)	256,189	5,678,554
BHP Billiton PLC (Australia)	531,537	10,504,855
BlueScope Steel Ltd. (Australia)	39,269	462,006
Boliden AB (Sweden)	55,675	1,959,115
Carpenter Technology Corp.	43,300	1,910,396
Centamin PLC (United Kingdom)	428,002	927,982
Centerra Gold, Inc. (Canada)*	23,995	137,636
Commercial Metals Co.	58,000	1,186,680
Compass Minerals International, Inc.(a)	17,000	1,025,100
Detour Gold Corp. (Canada)*	51,231	518,533
Dundee Precious Metals, Inc. (Canada)*	71,900	171,888
Eramet (France)*	2,048	282,267
Evolution Mining Ltd. (Australia)	566,814	1,328,918
Ferrexpo PLC (Switzerland)	59,407	204,148
First Majestic Silver Corp. (Canada)*(a)	17,934	109,830
First Quantum Minerals Ltd. (Zambia)	85,716	1,203,557
Fortescue Metals Group Ltd. (Australia)	291,111	980,657
Fortuna Silver Mines, Inc. (Canada)*	72,163	376,400
Franco-Nevada Corp. (Canada), TSX	35,617	2,430,034
Freeport-McMoRan, Inc.*	90,200	1,584,814
Glencore PLC (Switzerland)*	615,698	3,059,539
Granges AB (Sweden)	21,039	247,517
Guyana Goldfields, Inc. (Canada)*	38,800	149,978
Highland Gold Mining Ltd. (United Kingdom)	67,094	144,807
Hindustan Zinc Ltd. (India)	95,861	445,605
Hudbay Minerals, Inc. (Canada)	20,166	142,752
Independence Group NL (Australia)(a)	2,981,971	10,684,578
KAZ Minerals PLC (Kazakhstan)*	37,919	457,418

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Kirkland Lake Gold Ltd. (Canada)	91,935	$1,425,034
Labrador Iron Ore Royalty Corp. (Canada)(a)	11,996	196,465
Lucara Diamond Corp. (Canada)	178,476	278,447
Lundin Mining Corp. (Canada)	168,050	1,102,202
Materion Corp.	3,804	194,194
Mitsubishi Materials Corp. (Japan)	14,500	429,815
New Gold, Inc. (Canada)*	77,330	199,511
NMDC Ltd. (India)	208,345	381,766
Norsk Hydro ASA (Norway)	88,972	527,754
Northern Star Resources Ltd. (Australia)	272,043	1,320,381
Nucor Corp.	35,826	2,188,610
OceanaGold Corp. (Australia)	52,957	142,633
Osisko Gold Royalties Ltd. (Canada)	31,804	307,092
OZ Minerals Ltd. (Australia)	68,953	482,255
Petra Diamonds Ltd. (South Africa)*(a)	178,414	164,724
POSCO (South Korea)	4,054	1,294,040
Randgold Resources Ltd. (United Kingdom)	35,118	2,917,458
Regis Resources Ltd. (Australia)	106,905	374,871
Rio Tinto Ltd. (United Kingdom)	97,915	5,547,102
Rio Tinto PLC (United Kingdom)	74,516	3,781,235
Royal Gold, Inc.	8,813	756,772
Sandfire Resources NL (Australia)	46,909	267,250
Sanyo Special Steel Co. Ltd. (Japan)	8,100	204,790
Saracen Mineral Holdings Ltd. (Australia)*	352,209	485,821
SEMAFO, Inc. (Canada)*	81,300	234,116
Sims Metal Management Ltd.	16,324	183,370
South32 Ltd. (Australia), ASX	3,176,766	7,983,764
Southern Copper Corp. (Peru)(a)	87,232	4,726,230
Steel Dynamics, Inc.	103,513	4,577,345
Sumitomo Metal Mining Co. Ltd. (Japan)	13,600	562,518
Teck Resources Ltd. (Canada) (Class B Stock)	59,710	1,538,130
Ternium SA (Luxembourg), ADR	11,392	370,126
Topy Industries Ltd. (Japan)	7,800	225,308
Vale SA (Brazil)	147,924	1,900,213
voestalpine AG (Austria)	5,324	279,282
Warrior Met Coal, Inc.	7,108	199,095
Western Areas Ltd. (Australia)	134,754	329,170
Worthington Industries, Inc.	5,200	223,184

		110,583,202

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	129,322	1,348,828
Redwood Trust, Inc.	197,700	3,058,419

		4,407,247

Multiline Retail — 0.1%
Dollar General Corp.	106,021	9,918,265
Lojas Renner SA (Brazil)	586,641	6,068,179

		15,986,444

Multi-Utilities — 0.6%
CMS Energy Corp.	4,600	208,334
DTE Energy Co.	101,219	10,567,264
E.ON SE (Germany)	518,634	5,763,114
Engie SA (France)	1,085,402	18,124,593
National Grid PLC (United Kingdom)	1,188,700	13,380,553
NiSource, Inc.(a)	409,859	9,799,729

A1262

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Sempra Energy(a)	261,632	$29,098,711

		86,942,298

Oil, Gas & Consumable Fuels — 2.1%
Advantage Oil & Gas Ltd. (Canada)*	38,500	113,855
Andeavor	96,772	9,731,392
Apache Corp.(a)	154,276	5,936,540
ARC Resources Ltd. (Canada)	33,922	369,670
BP PLC (United Kingdom)	138,200	932,171
BP PLC (United Kingdom), ADR	140,409	5,692,181
Cairn Energy PLC (United Kingdom)*	97,966	283,971
Canadian Natural Resources Ltd. (Canada)	18,500	582,195
Centennial Resource Development, Inc. (Class A Stock)*(a)	128,916	2,365,609
Cheniere Energy, Inc.*	27,600	1,475,220
Chevron Corp.	160,719	18,328,395
Cimarex Energy Co.	2,760	258,060
Concho Resources, Inc.*	68,123	10,240,931
Continental Resources, Inc.*(a)	113,383	6,683,928
Devon Energy Corp.	8,300	263,857
Diamondback Energy, Inc.*	118,607	15,006,158
Encana Corp. (Canada)	35,362	388,982
Energen Corp.*	15,900	999,474
EOG Resources, Inc.	194,468	20,471,646
Exxon Mobil Corp.	1,056,294	78,810,095
Frontera Energy Corp. (Colombia)*(a)	9,455	264,272
Galp Energia SGPS SA (Portugal)	37,770	712,294
Gibson Energy, Inc. (Canada)	10,058	129,672
Gulfport Energy Corp.*	47,500	458,375
Hess Corp.(a)	246,936	12,499,900
HollyFrontier Corp.	21,800	1,065,148
Jagged Peak Energy, Inc.*(a)	18,800	265,644
Kelt Exploration Ltd. (Canada)*	54,500	291,039
Koninklijke Vopak NV (Netherlands)	12,463	611,934
Kosmos Energy Ltd. (Ghana)*(a)	264,750	1,667,925
Lundin Petroleum AB (Sweden)*	13,333	336,830
Marathon Petroleum Corp.	258,308	18,884,898
Matador Resources Co.*(a)	78,000	2,332,980
Noble Energy, Inc.(a)	10,161	307,878
Occidental Petroleum Corp.	21,506	1,397,030
Peyto Exploration & Development Corp. (Canada)(a)	15,899	133,278
Pioneer Natural Resources Co.	3,128	537,328
Plains GP Holdings LP (Class A Stock)*	11,490	249,908
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	329,900	21,618,347
RSP Permian, Inc.*	63,905	2,995,866
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	28,624	355,481
SRC Energy, Inc.*(a)	157,659	1,486,724
Statoil ASA (Norway)	416,313	9,853,285
Suncor Energy, Inc. (Canada)	12,100	417,934
TOTAL SA (France)	643,341	36,876,142
TOTAL SA (France), ADR(a)	245,373	14,155,568
TransCanada Corp. (Canada)(a)	302,003	12,475,744
Valero Energy Corp.	2,600	241,202
WPX Energy, Inc.*	45,000	665,100

		322,222,056

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	87,100	$2,505,867
Mondi PLC (South Africa)	10,198	274,102
Stora Enso OYJ (Finland) (Class R Stock)(a)	732,864	13,474,727

		16,254,696

Personal Products — 0.4%
L’Oreal SA (France)	80,525	18,187,285
Pola Orbis Holdings, Inc. (Japan)	147,100	6,132,186
Unilever PLC (United Kingdom)	749,575	41,573,247

		65,892,718

Pharmaceuticals — 2.5%
Allergan PLC	106,135	17,861,459
Astellas Pharma, Inc. (Japan)	1,516,500	23,196,370
Bayer AG (Germany)	329,065	37,096,770
Bristol-Myers Squibb Co.	122,941	7,776,018
Eli Lilly & Co.	178,512	13,811,473
GlaxoSmithKline PLC (United Kingdom), ADR(a)	469,500	18,343,365
Johnson & Johnson	503,711	64,550,565
Merck & Co., Inc.	677,106	36,881,964
Nektar Therapeutics*	22,800	2,422,728
Novartis AG (Switzerland)	451,046	36,480,995
Novo Nordisk A/S (Denmark) (Class B Stock)	173,883	8,552,585
Pacira Pharmaceuticals, Inc.*	77,500	2,414,125
Pfizer, Inc.	760,852	27,002,637
Roche Holding AG (Switzerland)	146,336	33,569,058
Sanofi (France)	242,954	19,494,670
TherapeuticsMD, Inc.*(a)	479,100	2,333,217
Zoetis, Inc.	210,713	17,596,643

		369,384,642

Professional Services — 0.2%
ALS Ltd. (Australia)	62,762	361,176
Equifax, Inc.	45,600	5,372,136
Exponent, Inc.	16,400	1,289,860
Nielsen Holdings PLC(a)	127,215	4,044,165
Recruit Holdings Co. Ltd. (Japan)	425,700	10,669,584
TransUnion*	144,870	8,225,719

		29,962,640

Real Estate Management & Development — 0.2%
ADO Properties SA (Germany), 144A	6,000	337,470
Hang Lung Properties Ltd. (Hong Kong)	162,000	380,218
Hongkong Land Holdings Ltd. (Hong Kong)	135,600	947,165
Howard Hughes Corp. (The)*	18,100	2,518,253
Hufvudstaden AB (Sweden) (Class A Stock)	28,751	427,834
Hysan Development Co. Ltd. (Hong Kong)	141,000	748,264
Iguatemi Empresa de Shopping Centers SA (Brazil)	31,500	374,017
Jones Lang LaSalle, Inc.	24,700	4,313,608
Mitsubishi Estate Co. Ltd. (Japan)	56,400	944,781
Mitsui Fudosan Co. Ltd. (Japan)	488,500	11,793,003
PSP Swiss Property AG (Switzerland)	13,596	1,326,708
RE/MAX Holdings, Inc. (Class A Stock)	54,200	3,276,390
St. Joe Co. (The)*(a)	95,800	1,805,830

A1263

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Sun Hung Kai Properties Ltd. (Hong Kong)	81,166	$1,288,346

		30,481,887

Road & Rail — 0.3%
Central Japan Railway Co. (Japan)	65,500	12,500,194
CSX Corp.	187,327	10,435,987
Genesee & Wyoming, Inc. (Class A Stock)*	23,300	1,649,407
Kansas City Southern(a)	92,277	10,136,628
Old Dominion Freight Line, Inc.	28,400	4,173,948
YRC Worldwide, Inc.*	241,909	2,136,056

		41,032,220

Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV (Netherlands), SGMX	69,426	13,766,747
Broadcom Ltd.	337,403	79,509,017
Cree, Inc.*(a)	64,600	2,604,026
Diodes, Inc.*	68,700	2,092,602
Entegris, Inc.	103,900	3,615,720
Intel Corp.	65,200	3,395,616
KLA-Tencor Corp.	180,631	19,690,585
Marvell Technology Group Ltd. (Bermuda)(a)	661,038	13,881,797
Maxim Integrated Products, Inc.	143,077	8,616,097
Microchip Technology, Inc.(a)	271,424	24,797,297
ON Semiconductor Corp.*	215,710	5,276,267
QUALCOMM, Inc.	262,504	14,545,347
Renesas Electronics Corp. (Japan)*	476,800	4,793,167
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,510,749	29,736,750
Texas Instruments, Inc.	383,540	39,845,971
Tokyo Electron Ltd. (Japan)	107,800	19,942,043

		286,109,049

Software — 2.4%
Activision Blizzard, Inc.	202,082	13,632,452
CDK Global, Inc.	152,924	9,686,206
CommVault Systems, Inc.*	33,000	1,887,600
Dell Technologies, Inc. (Class V Stock)*	8,300	607,643
Electronic Arts, Inc.*	213,626	25,900,016
Ellie Mae, Inc.*(a)	30,200	2,776,588
Guidewire Software, Inc.*(a)	52,100	4,211,243
Intuit, Inc.	173,207	30,025,433
Microsoft Corp.	1,775,638	162,062,479
Oracle Corp.	429,600	19,654,200
RealPage, Inc.*	58,100	2,992,150
Red Hat, Inc.*(a)	98,498	14,726,436
salesforce.com, Inc.*	228,699	26,597,694
ServiceNow, Inc.*	40,570	6,712,307
Snap, Inc. (Class A Stock)*(a)	38,600	612,582
Splunk, Inc.*	40,700	4,004,473
SS&C Technologies Holdings, Inc.	41,769	2,240,489
Symantec Corp.	485,237	12,543,376
Tableau Software, Inc. (Class A Stock)*	47,460	3,835,717
Take-Two Interactive Software, Inc.*	22,300	2,180,494
Ultimate Software Group, Inc. (The)*	20,700	5,044,590
Workday, Inc. (Class A Stock)*(a)	43,100	5,478,441
Zynga, Inc. (Class A Stock)*	520,400	1,904,664

		359,317,273

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 0.9%
AutoZone, Inc.*	13,125	$8,514,056
Burlington Stores, Inc.*	42,000	5,592,300
Dick’s Sporting Goods, Inc.(a)	40,700	1,426,535
Home Depot, Inc. (The)	262,894	46,858,227
Kingfisher PLC (United Kingdom)	3,834,576	15,730,547
L Brands, Inc.(a)	68,443	2,615,207
Lowe’s Cos., Inc.	26,623	2,336,168
Michaels Cos., Inc. (The)*	143,600	2,830,356
Murphy USA, Inc.*(a)	28,700	2,089,360
O’Reilly Automotive, Inc.*(a)	51,155	12,654,724
Ross Stores, Inc.	178,606	13,927,696
TJX Cos., Inc. (The)	160,545	13,094,050
Ulta Beauty, Inc.*(a)	31,813	6,498,442

		134,167,668

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	908,095	152,360,179
Hewlett Packard Enterprise Co.	742,540	13,024,152
Samsung Electronics Co. Ltd. (South Korea)	9,113	21,292,308

		186,676,639

Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	596,342	14,214,669
Carter’s, Inc.	27,000	2,810,700
Culp, Inc.	46,500	1,420,575
Kering SA (France)	29,837	14,310,354
Moncler SpA (Italy)	354,279	13,483,242
NIKE, Inc. (Class B Stock)	378,693	25,160,363
Samsonite International SA	2,061,600	9,429,375
Tapestry, Inc.	198,574	10,446,978

		91,276,256

Thrifts & Mortgage Finance — 0.0%
Beneficial Bancorp, Inc.	105,530	1,640,992
Capitol Federal Financial, Inc.	80,400	992,940
Nationstar Mortgage Holdings, Inc.*(a)	99,000	1,778,040
PennyMac Financial Services, Inc. (Class A Stock)*	50,580	1,145,637

		5,557,609

Tobacco — 0.5%
Altria Group, Inc.	402,799	25,102,434
Philip Morris International, Inc.	464,916	46,212,650

		71,315,084

Trading Companies & Distributors — 0.3%
GMS, Inc.*	69,700	2,130,032
HD Supply Holdings, Inc.*	198,215	7,520,277
Mitsubishi Corp. (Japan)	447,600	12,048,972
Sumitomo Corp. (Japan)	1,548,400	25,939,621
Watsco, Inc.	4,800	868,656

		48,507,558

Water Utilities — 0.1%
American Water Works Co., Inc.	159,112	13,067,869
California Water Service Group	72,300	2,693,175

		15,761,044

A1264

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	363,800	$6,944,942
SoftBank Group Corp. (Japan)	107,300	8,003,642
T-Mobile US, Inc.*	103,992	6,347,672
Vodafone Group PLC (United Kingdom), ADR	895,604	24,915,703

		46,211,959

TOTAL COMMON STOCKS (cost $6,243,107,500)		7,807,591,265

PREFERRED STOCKS — 0.0%
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 6.123%(a)	32,287	1,861,668

Equity Real Estate Investment Trusts (REITs) — 0.0%
Crown Castle International Corp., CVT, 6.875%(a)	1,200	1,341,516

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., CVT, 6.125%	22,600	1,320,518

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,508	198,231

Metals & Mining — 0.0%
Bradespar SA (Brazil), (PRFC)	21,026	200,869

Multi-Utilities — 0.0%
DTE Energy Co., CVT, (PRFC), 6.500%	4,600	239,614
Sempra Energy, CVT, 6.000%	15,126	1,548,449

		1,788,063

TOTAL PREFERRED STOCKS (cost $6,152,041)		6,710,865

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.0%
Automobiles — 1.2%
Ally Auto Receivables Trust,
Series 2015-2, Class D, 144A
3.010%	03/15/22	535	535,753
Series 2016-1, Class C
2.290%	06/15/21	1,460	1,455,335
Series 2017-2, Class B
2.330%	06/15/22	575	568,548
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	4,520	4,516,487
AmeriCredit Automobile Receivables Trust,
Series 2015-3, Class B
2.080%	09/08/20	2,880	2,873,970
Series 2015-4, Class C
2.880%	07/08/21	2,780	2,785,021
Series 2016-1, Class A3
1.810%	10/08/20	725	723,253
Series 2016-2, Class C
2.870%	11/08/21	890	891,687
Series 2017-1, Class C
2.710%	08/18/22	930	918,556

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	1,485	$1,476,858
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,852,870
Series 2013-2A, Class A, 144A
2.970%	02/20/20	4,230	4,234,945
Series 2014-1A, Class A, 144A
2.460%	07/20/20	3,685	3,670,746
Series 2014-2A, Class A, 144A
2.500%	02/20/21	1,330	1,319,908
Series 2015-2A, Class A, 144A
2.630%	12/20/21	2,425	2,402,351
BMW Vehicle Lease Trust,
Series 2017-2, Class A3
2.070%	10/20/20	3,030	2,998,827
Capital Auto Receivables Asset Trust,
Series 2014-1, Class E, 144A
4.090%	09/22/22	1,090	1,091,004
Series 2014-2, Class D
2.810%	08/20/19	90	90,240
Series 2014-2, Class E, 144A
3.620%	12/20/22	930	930,036
Series 2015-2, Class A3
1.730%	09/20/19	1,022	1,020,231
Series 2015-4, Class A4
2.010%	07/20/20	6,185	6,161,036
CarMax Auto Owner Trust,
Series 2016-1, Class A4
1.880%	06/15/21	3,380	3,334,029
Series 2016-2, Class B
2.160%	12/15/21	640	630,211
Series 2016-4, Class A3
1.400%	08/15/21	6,030	5,945,463
Series 2017-4, Class A3
2.110%	10/17/22	1,885	1,859,247
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A2, 144A
1.360%	01/15/20	291	291,335
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	1,800	1,786,946
Enterprise Fleet Financing LLC,
Series 1, Class A2, 144A^
2.870%	10/20/23	1,960	1,959,800
Series 2016-2, Class A2, 144A
1.740%	02/22/22	920	915,649
Series 2017-1, Class A2, 144A
2.130%	07/20/22	1,326	1,319,073
Series 2017-2, Class A2, 144A
1.970%	01/20/23	1,510	1,499,051
Series 2017-3, Class A2, 144A
2.130%	05/22/23	2,185	2,162,940
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3
1.880%	04/15/20	2,755	2,738,927
Ford Credit Auto Owner Trust,
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,401,801

A1265

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Series 2016-2, Class A, 144A
2.030%	12/15/27	9,780	$9,507,220
Series 2016-C, Class A4
1.400%	02/15/22	5,695	5,531,366
Series 2018-1, Class C, 144A
3.490%	07/15/31	3,425	3,391,580
Ford Credit Floorplan Master Owner Trust,
Series 2017-3, Class A
2.480%	09/15/24	4,275	4,198,501
GM Financial Automobile Leasing Trust,
Series 2016-2, Class B
2.080%	03/20/20	2,275	2,258,856
Series 2016-2, Class C
2.580%	03/20/20	1,390	1,385,261
Series 2017-1, Class A3
2.060%	05/20/20	2,590	2,573,770
Series 2017-3, Class A3
2.010%	11/20/20	2,430	2,405,529
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class A1, 144A
1.960%	05/17/21	4,225	4,191,526
Series 2016-1, Class B, 144A
2.410%	05/17/21	1,370	1,363,151
Series 2016-1, Class C, 144A
2.850%	05/17/21	530	526,074
Series 2017-1, Class A1, 144A
2.220%	01/18/22	4,185	4,140,903
Series 2017-1, Class B, 144A
2.580%	01/18/22	2,050	2,037,063
Huntington Auto Trust,
Series 2016-1, Class A4
1.930%	04/15/22	2,640	2,603,141
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4, 144A
1.660%	07/15/19	1,233	1,232,174
Series 2016-A, Class A4, 144A
1.800%	12/16/19	4,235	4,224,935
Series 2016-B, Class A4, 144A
1.680%	04/15/20	630	627,052
Series 2016-C, Class A3, 144A
1.490%	02/18/20	3,330	3,314,768
Series 2017-C, Class A3, 144A
2.120%	02/16/21	2,260	2,238,926
Hyundai Auto Receivables Trust,
Series 2016-A, Class A4
1.730%	05/16/22	5,705	5,623,646
Mercedes-Benz Auto Lease Trust,
Series 2016-B, Class A3
1.350%	08/15/19	2,415	2,403,573
Series 2017-A, Class A3
1.790%	04/15/20	3,980	3,953,531
Nissan Auto Lease Trust,
Series 2017-A, Class A3
1.910%	04/15/20	1,850	1,833,175
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320%
2.097%(c)	10/17/22	5,845	5,846,170

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2014-1, Class D
2.910%	04/15/20	700	$700,568
Series 2014-2, Class E, 144A
3.760%	07/15/21	2,240	2,252,560
Series 2014-3, Class E, 144A
3.490%	09/15/21	1,725	1,736,230
Series 2014-4, Class C
2.600%	11/16/20	119	119,375
Series 2014-4, Class D
3.100%	11/16/20	748	749,750
Series 2015-4, Class C
2.970%	03/15/21	1,385	1,387,417
Series 2017-1, Class A2
1.490%	02/18/20	543	542,837
Series 2017-1, Class B
2.100%	06/15/21	710	706,731
Series 2017-1, Class C
2.580%	05/16/22	825	819,409
Series 2018-1, Class C
2.960%	03/15/24	1,810	1,800,865
Santander Retail Auto Lease Trust,
Series 2017-A, Class A3, 144A
2.220%	01/20/21	2,065	2,043,600
SMART Trust (Australia),
Series 2016-2US, Class A3A
1.710%	03/15/21	5,115	5,036,829
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	4,138	4,114,213
World Omni Auto Receivables Trust,
Series 2016-A, Class A4
1.950%	05/16/22	6,885	6,775,069

			179,559,478

Collateralized Loan Obligations — 0.4%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 0.840%, 144A
2.585%(c)	07/25/27	4,460	4,461,110
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 3 Month LIBOR + 0.800%, 144A
2.545%(c)	01/20/28	4,935	4,934,124
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 1.000%, 144A
2.745%(c)	04/20/27	10,450	10,449,815
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 3 Month LIBOR + 1.100%, 144A
2.845%(c)	10/22/25	4,205	4,206,514
KKR CLO 13 Ltd. (Cayman Islands),
Series 13, Class A1R, 3 Month LIBOR + 0.800%, 144A
2.871%(c)	01/16/28	5,955	5,961,765
KKR CLO Ltd. (Cayman Islands),
Series 12, Class A1R, 3 Month LIBOR + 1.050%, 144A
2.772%(c)	07/15/27	10,445	10,447,632

A1266

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Magnetite XVI Ltd. (Cayman Islands),
Series 2015-16A, Class BR, 3 Month LIBOR + 1.200%, 144A
2.978%(c)	01/18/28	4,165	$4,165,416
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-19A, Class A1R, 3 Month LIBOR + 1.050%, 144A
2.772%(c)	07/15/27	1,310	1,309,977
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
2.572%(c)	01/15/28	5,705	5,704,012
OZLM Ltd. (Cayman Islands),
Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A
2.861%(c)	10/17/26	6,395	6,406,269
Voya CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A2R, 3 Month LIBOR + 1.300%, 144A
3.017%(c)	01/20/31	4,840	4,841,677

			62,888,311

Consumer Loans — 0.0%
Springleaf Funding Trust,
Series 2016-AA, Class A, 144A
2.900%	11/15/29	2,445	2,434,161

			2,434,161

Credit Cards — 0.3%
American Express Credit Account Master Trust,
Series 2017-7, Class B
2.540%	05/15/25	2,785	2,722,638
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	705	697,301
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	14,444	14,363,928
Discover Card Execution Note Trust,
Series 2012-A6, Class A6
1.670%	01/18/22	7,683	7,595,717
Series 2016-A1, Class A1
1.640%	07/15/21	9,655	9,590,000
Synchrony Credit Card Master Note Trust,
Series 2015-1, Class B
2.640%	03/15/23	3,690	3,654,377
Series 2015-4, Class B
2.620%	09/15/23	1,835	1,808,719

			40,432,680

Equipment — 0.2%
Ascentium Equipment Receivables Trust,
Series 2016-1A, Class A3, 144A
1.920%	12/10/19	877	874,842
Series 2017-1A, Class A2, 144A
1.870%	07/10/19	386	384,615
Series 2017-1A, Class A3, 144A
2.290%	06/10/21	460	455,097

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment (cont’d.)
CCG Receivables Trust,
Series 2016-1, Class A2, 144A
1.690%	09/14/22	1,358	$1,350,037
Series 2017-1, Class A2, 144A
1.840%	11/14/23	3,275	3,246,607
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	970	955,709
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A2, 144A
1.720%	04/22/19	274	272,958
Series 2017-1, Class A3, 144A
2.060%	06/22/20	410	407,492
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,456	2,436,706
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	2,465	2,454,251
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,618,061
Series 2017-AA, Class A2, 144A
1.730%	05/18/20	414	412,890
Volvo Financial Equipment LLC,
Series 2016-1A, Class A3, 144A
1.670%	02/18/20	5,455	5,435,440
Volvo Financial Equipment Master Owner Trust,
Series 2017-A, Class A, 1 Month LIBOR + 0.500%, 144A
2.277%(c)	11/15/22	1,470	1,477,579

			24,782,284

Home Equity Loans — 0.0%
GSAA Trust,
Series 2005-8, Class A3, 1 Month LIBOR + 0.430%
2.302%(c)	06/25/35	1,640	1,626,028
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%	08/25/36	30	29,836

			1,655,864

Other — 0.2%
DB Master Finance LLC,
Series 2017-1A, Class A2I, 144A
3.629%	11/20/47	2,898	2,884,727
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	307	307,172
Series 2014-1, Class A, 144A
2.540%	05/20/27	564	562,014
Series 2015-2, Class A, 144A
2.990%	05/22/28	1,300	1,290,488
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	735	720,779
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	1,083	1,062,999
Series 2017-AA, Class A, 144A
2.660%	12/26/28	929	916,193

A1267

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Other (cont’d.)
Invitation Homes Trust,
Series 2015-SFR3, Class E, 1 Month LIBOR + 3.750%, 144A
5.500%(c)	08/17/32	369	$370,140
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	701	700,689
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	181	177,602
Series 2014-1A, Class A, 144A
2.250%	09/22/31	348	341,380
Series 2015-1A, Class A, 144A
2.520%	12/20/32	2,117	2,088,300
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%(cc)	06/20/31	493	490,517
Series 2015-1A, Class A, 144A
2.400%	03/22/32	725	718,845
Series 2015-2A, Class A, 144A
2.430%	06/20/32	1,155	1,144,747
Series 2015-3A, Class A, 144A
2.580%	09/20/32	2,211	2,203,371
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%	06/15/21	1,621	1,613,657
Verizon Owner Trust,
Series 2017-1A, Class A, 144A
2.060%	09/20/21	5,195	5,143,512
Series 2017-1A, Class B, 144A
2.450%	09/20/21	1,515	1,498,785
Series 2017-1A, Class C, 144A
2.650%	09/20/21	2,025	2,004,697
Series 2017-2A, Class B, 144A
2.220%	12/20/21	6,785	6,673,975
Series 2017-3A, Class B, 144A
2.380%	04/20/22	5,120	5,035,042
Wendys Funding LLC,
Series 2018-1A, Class A2I, 144A
3.573%	03/15/48	1,621	1,601,227

			39,550,858

Residential Mortgage-Backed Securities — 0.3%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT3, Class A, 144A
3.500%(cc)	01/28/58	2,454	2,468,762
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT1, Class A1, 144A
3.000%(cc)	03/28/57	755	744,501
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL4, Class A, 144A
3.500%(cc)	01/28/55	915	918,911
Chase Funding Trust,
Series 2002-2, Class 1M1
5.599%	09/25/31	—(r)	456
Countrywide Asset-Backed Certificates Trust,
Series 2004-7, Class AF5
5.868%	01/25/35	48	47,964
Series 2004-BC1, Class M2, 1 Month LIBOR + 1.605%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
3.477%(c)	01/25/34	122	$118,819
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(cc)	04/25/57	1,394	1,373,999
Series 2017-2, Class A1, 144A
2.750%(cc)	07/25/59	3,042	3,013,506
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(cc)	03/25/54	1,641	1,636,710
Series 2015-4, Class A1B, 144A
2.750%(cc)	04/25/55	1,817	1,802,964
Series 2015-4, Class M1, 144A
3.750%(cc)	04/25/55	5,670	5,749,471
Series 2015-5, Class A1B, 144A
2.750%(cc)	05/25/55	1,334	1,323,795
Series 2016-1, Class A1B, 144A
2.750%(cc)	02/25/55	1,767	1,753,330
Series 2016-1, Class A3B, 144A
3.000%(cc)	02/25/55	2,255	2,241,519
Series 2016-2, Class A1A, 144A
2.750%(cc)	08/25/55	1,684	1,660,598
Series 2016-4, Class A1, 144A
2.250%(cc)	07/25/56	2,653	2,598,596
Series 2016-4, Class M1, 144A
3.250%(cc)	07/25/56	1,230	1,216,921
Series 2017-1, Class A1, 144A
2.750%(cc)	10/25/56	2,474	2,446,329
Series 2017-1, Class M1, 144A
3.750%(cc)	10/25/56	3,850	3,896,828
Series 2017-2, Class A1, 144A
2.750%(cc)	04/25/57	1,290	1,280,615
Series 2017-3, Class A1, 144A
2.750%(cc)	07/25/57	2,330	2,308,342
Series 2017-5, Class A1, 1 Month LIBOR + 0.600%, 144A
2.472%(c)	02/25/57	2,769	2,779,004
Series 2018-1, Class A1, 144A
3.000%(cc)	01/25/58	555	554,793

			41,936,733

Student Loans — 0.4%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	1,580	1,557,249
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	5,100	5,080,887
Navient Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 0.700%, 144A
2.572%(c)	02/25/70	7,455	7,477,574
Series 2018-1A, Class A2, 1 Month LIBOR + 0.350%, 144A
2.222%(c)	03/25/67	2,905	2,902,327
Series 2018-2A, Class A2, 1 Month LIBOR + 0.380%, 144A
2.358%(c)	03/25/67	7,475	7,474,910
SLM Student Loan Trust,
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
3.395%(c)	07/25/22	291	297,894
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%

A1268

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
3.445%(c)	07/25/23	4,377	$4,491,360
Series 2008-9, Class A, 3 Month LIBOR + 1.500%
3.245%(c)	04/25/23	4,005	4,087,457
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	2,271	2,242,118
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	2,391	2,377,807
Series 2015-C, Class A2A, 144A
2.750%	07/15/27	2,342	2,326,543
Series 2015-C, Class A3, 1 Month LIBOR + 1.950%, 144A
3.727%(c)	08/16/32	4,305	4,500,407
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	1,444	1,422,629
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	3,490	3,401,805
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,890	1,832,730
Series 2018-A, Class A2A, 144A^
3.500%	02/15/36	6,545	6,543,805

			58,017,502

TOTAL ASSET-BACKED SECURITIES (cost $454,788,988)			451,257,871

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,646,188
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 1 Month LIBOR + 0.880%, 144A
2.657%(c)	09/15/34	6,445	6,470,257
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 1 Month LIBOR + 0.930%, 144A
2.707%(c)	12/15/36	7,055	7,061,516
BANK,
Series 2017-BNK4, Class A4
3.625%	05/15/50	4,850	4,875,966
Series 2017-BNK4, Class B
3.999%	05/15/50	2,020	2,052,955
Series 2017-BNK5, Class B
3.896%(cc)	06/15/60	6,725	6,781,964
Series 2017-BNK5, Class C
4.259%(cc)	06/15/60	1,580	1,572,391
Series 2017-BNK8, Class A4
3.488%	11/15/50	2,090	2,084,035
BENCHMARK Mortgage Trust,
Series 2018-B1, Class C
4.119%	01/15/51	430	429,249
Series 2018-B3, Class AS
4.195%	04/10/51	2,165	2,247,871
BX Trust,
Series 2017-IMC, Class A, 1 Month LIBOR + 1.050%, 144A
2.827%(c)	10/15/32	6,005	6,008,745

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BXP Trust,
Series 2017-GM, Class A, 144A
3.379%	06/13/39	6,290	$6,222,359
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class B, 1 Month LIBOR + 1.100%, 144A
2.850%(c)	02/15/37	3,400	3,402,180
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,047,828
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,168,088
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,172,239
Series 2016-P3, Class A3
3.063%	04/15/49	2,675	2,602,253
Series 2018-B2, Class C
4.831%(cc)	03/10/51	2,545	2,637,761
Series 2016-GC36, Class B
4.757%(cc)	02/10/49	4,500	4,802,129
Commercial Mortgage Pass-Through Certificates,
Series 2016-CR28, Class A4
3.762%	02/10/49	6,395	6,485,794
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.822%	10/15/45	950	935,354
Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A
2.568%(c)	02/13/32	1,950	1,951,239
Series 2015-CR25, Class C
4.546%(cc)	08/10/48	1,700	1,701,179
Series 2015-CR26, Class A4
3.630%	10/10/48	11,096	11,184,909
Series 2015-LC21, Class B
4.311%(cc)	07/10/48	3,055	3,080,827
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	7,847,352
Series 2015-LC23, Class AM
4.158%(cc)	10/10/48	4,935	5,093,937
Series 2015-PC1, Class B
4.441%(cc)	07/10/50	1,505	1,508,815
Series 2016-DC2, Class A5
3.765%	02/10/49	1,810	1,850,795
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4
3.718%	08/15/48	1,685	1,705,978
Series 2016-C6, Class A5
3.090%	01/15/49	2,795	2,707,604
CSMC Trust,
Series 2015-GLPB, Class A, 144A
3.639%	11/15/34	4,125	4,211,585
Series 2015-GLPB, Class B, 144A
3.811%(cc)	11/15/34	3,875	3,942,708
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.530%(cc)	10/10/34	2,820	2,790,590

A1269

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class A1
1.875%	04/25/22	1,257	$1,235,272
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.382%(cc)	12/15/34	520	520,858
Series 2015-NRF, Class CFX, 144A
3.382%(cc)	12/15/34	523	522,149
Series 2015-NRF, Class DFX, 144A
3.382%(cc)	12/15/34	518	514,456
Great Wolf Trust,
Series 2017-WOLF, Class A, 1 Month LIBOR + 0.850%, 144A
2.777%(c)	09/15/34	7,715	7,722,237
Series 2017-WOLF, Class B, 1 Month LIBOR + 1.100%, 144A
2.977%(c)	09/15/34	3,940	3,948,693
GS Mortgage Securities Corp. II,
Series 2018-GS9, Class AS
4.141%(cc)	03/10/51	2,945	3,052,192
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	2,065	2,091,734
Series 2015-GC34, Class A4
3.506%	10/10/48	4,515	4,517,632
Hilton Orlando Trust,
Series 2018-ORL, Class A, 1 Month LIBOR + 0.770%, 144A
2.547%(c)	12/15/34	6,790	6,798,791
Hospitality Mortgage Trust,
Series 2017-HIT, Class A, 1 Month LIBOR + 0.850%, 144A
2.561%(c)	05/08/30	1,390	1,392,610
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 1 Month LIBOR + 0.700%, 144A
2.477%(c)	01/15/33	1,525	1,526,495
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class B
4.341%(cc)	08/15/47	2,630	2,647,862
Series 2014-C22, Class A4
3.801%	09/15/47	9,570	9,800,299
Series 2014-C24, Class A5
3.639%	11/15/47	895	907,583
Series 2015-C31, Class A3
3.801%	08/15/48	5,253	5,353,561
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	2,350	2,287,662
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2017-JP5, Class AS
3.876%(cc)	03/15/50	5,285	5,341,906
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class A3
2.829%	10/15/45	2,346	2,307,607
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,492,770

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	$845,173
Series 2015-C24, Class B
4.351%(cc)	05/15/48	895	891,494
Series 2016-C29, Class A4
3.325%	05/15/49	1,810	1,787,245
Series 2017-C34, Class C
4.187%(cc)	11/15/52	2,065	2,040,939
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class AS
4.031%(cc)	05/15/48	325	329,000
Series 2017-H1, Class A5
3.530%	06/15/50	6,598	6,584,370
Series 2017-H1, Class AS
3.773%	06/15/50	3,875	3,853,703
Morgan Stanley Capital I, Inc.,
Series 2017-JWDR, Class A, 1 Month LIBOR + 0.850%, 144A
2.627%(c)	11/15/34	2,165	2,170,350
Series 2017-JWDR, Class B, 1 Month LIBOR + 1.200%, 144A
2.977%(c)	11/15/34	2,180	2,182,693
One Market Plaza Trust,
Series 2017-1MKT, Class A, 144A
3.614%	02/10/32	1,820	1,834,792
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	6,255	6,132,869
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
2.877%(c)	03/15/33	3,110	3,124,596
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class A4
3.695%	11/15/48	6,485	6,561,469
Series 2015-LC20, Class C
4.056%(cc)	04/15/50	1,995	1,896,958
Series 2015-NXS2, Class C
4.249%(cc)	07/15/58	545	529,849
Series 2015-SG1, Class A4
3.789%	09/15/48	3,110	3,160,578
Series 2016-C33, Class A3
3.162%	03/15/59	2,675	2,612,517
Series 2016-C34, Class A4
3.096%	06/15/49	3,795	3,676,736
Series 2016-LC24, Class AS
3.367%	10/15/49	6,765	6,629,622
Series 2017-C38, Class A5
3.453%	07/15/50	4,195	4,160,425
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,789,804
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,110,701
Series 2013-C18, Class A3
3.651%	12/15/46	2,235	2,267,165

A1270

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-C19, Class AS
4.271%	03/15/47		2,775	$2,881,727
Series 2014-C19, Class B
4.723%(cc)	03/15/47		969	1,010,720
Series 2014-C19, Class A5
4.101%	03/15/47		3,500	3,641,266
Series 2014-C20, Class A4
3.723%	05/15/47		2,775	2,823,591
Worldwide Plaza Trust,
Series 2017-WWP, Class A, 144A
3.526%	11/10/36		4,105	4,101,074

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $276,306,661)				271,898,435

CONVERTIBLE BONDS — 0.0%
Auto Manufacturers — 0.0%
Tesla, Inc.,
Sr. Unsec’d. Notes
1.250%	03/01/21	(a)	565	561,059

Internet — 0.0%
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.250%	09/15/22		820	851,808

TOTAL CONVERTIBLE BONDS (cost $1,331,978)				1,412,867

CORPORATE BONDS — 15.0%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		345	346,387
4.000%	03/15/22		2,355	2,389,535
4.200%	04/15/24		10,609	10,812,886
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	(a)	725	751,281
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24		1,725	1,677,563
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	(a)	2,775	2,690,037
3.650%	11/01/24		5,655	5,616,933
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	(a)	350	350,910
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		1,810	1,811,155
3.750%	09/19/24		5,825	5,730,789
4.750%	11/21/21		3,445	3,593,892

				35,771,368

Aerospace & Defense — 0.3%
Airbus Group Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23		5,095	4,981,974

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Arconic, Inc.,
Sr. Unsec’d. Notes
5.870%	02/23/22		4,800	$5,039,999
6.150%	08/15/20	(a)	5,075	5,316,063
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35		6,295	6,719,333
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25		6,305	6,027,600
3.550%	01/15/26		4,875	4,834,330
3.600%	03/01/35		1,150	1,098,832
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23		2,815	3,057,794
Triumph Group, Inc.,
Gtd. Notes
7.750%	08/15/25		640	656,000

				37,731,925

Agriculture — 0.2%
Adecoagro SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.000%	09/21/27		1,055	989,063
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.750%	09/25/27		5,350	5,170,471
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	03/01/23		920	921,637
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		5,615	5,574,759
Kernel Holding SA (Ukraine),
Gtd. Notes, 144A
8.750%	01/31/22		350	376,600
MHP SE (Ukraine),
Gtd. Notes
7.750%	05/10/24		1,000	1,053,099
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes(d)
9.450%	04/19/18		400	26,399
Sr. Unsec’d. Notes, 144A(d)
9.450%	04/19/18		900	59,400
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	11/01/22		2,685	2,650,263
4.000%	06/12/22		2,604	2,649,070
4.450%	06/12/25		3,405	3,502,626
5.700%	08/15/35		208	236,653
5.850%	08/15/45		3,228	3,776,237
6.150%	09/15/43		229	275,527
7.250%	06/15/37		610	801,766

				28,063,570

Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21		525	573,563

A1271

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		2,182	$2,186,862
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	07/15/22		106	108,884
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		4,543	4,724,974
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24		391	392,416
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24		4,445	4,367,420
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		2,812	2,780,568
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31		2,065	2,003,895
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
5.875%	10/26/24		1,475	1,451,031
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		171	173,595
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		82	83,857
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29		2,048	2,026,851
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22		6,760	6,751,689
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	(a)	1,045	1,097,250
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26		1,593	1,641,900
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,681	1,676,896

				32,041,651

Apparel — 0.0%
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21		1,322	1,350,093
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26		410	399,750

				1,749,843

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
2.594%(c)	08/07/20		4,195	$4,198,996
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25	(a)	5,130	4,475,925

				8,674,921

Auto Parts & Equipment — 0.0%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24		805	797,956
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	2,880	2,872,800
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	01/23/25		1,885	1,871,051
TI Group Automotive Systems LLC (United Kingdom),
Gtd. Notes, 144A
8.750%	07/15/23		619	649,950

				6,191,757

Banks — 3.4%
Banco de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	08/03/27		5,600	5,397,000
Banco de Galicia y Buenos Aires SA (Argentina),
Sub. Notes, 144A
8.250%	07/19/26		2,600	2,809,820
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%	06/29/49		3,050	3,264,597
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22		ARS 3,700	171,832
Sub. Notes, 144A
6.750%	11/04/26		2,000	2,008,060
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%	06/30/49		610	649,650
Banco Nacional de Comercio Exterior SNC (Mexico),
Sub. Notes, 144A
3.800%	08/11/26		1,865	1,827,700
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		1,550	1,562,039
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.500%	04/11/22		6,000	5,972,428
3.800%	02/23/28		8,400	8,111,099
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%	01/23/26		9,045	8,798,951
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	(a)	9,465	9,437,337
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27		26,915	25,367,846
3.824%	01/20/28		11,510	11,371,267

A1272

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.244%	04/24/38	(a)	8,330	$8,504,740
5.650%	05/01/18		3,855	3,864,713
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20		5,015	5,179,023
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23		4,680	4,639,362
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24		5,305	5,371,313
Sub. Notes
5.350%	11/12/29		600	589,499
BNP Paribas SA (France),
Jr. Sub. Notes
7.375%	02/19/99		825	898,219
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22		3,485	3,415,932
3.500%	03/01/23		4,600	4,563,519
3.800%	01/10/24		3,460	3,451,559
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22		2,525	2,473,076
Sub. Notes, MTN, 144A
4.500%	03/15/25		10,575	10,618,632
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.300%	10/30/24	(a)	2,064	1,989,560
3.800%	01/31/28		4,455	4,315,142
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21	(a)	500	502,500
5.250%	03/07/25		540	552,863
Sub. Notes
6.125%	03/09/28		490	508,375
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.876%	07/24/23		8,310	8,086,092
3.200%	10/21/26		11,235	10,680,050
3.887%	01/10/28		15,135	15,053,060
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22		546	552,278
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.875%	01/23/49		1,870	2,031,755
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		7,390	7,060,713
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%	07/29/99		1,025	1,071,125
Sr. Unsec’d. Notes, 144A
2.997%	12/14/23		6,040	5,855,782
DNB Bank ASA (Norway),
Jr. Sub. Notes
6.500%	03/26/99		730	759,019
Emirates NBD Tier 1 Ltd. (United Arab Emirates),
Gtd. Notes
5.750%	05/29/49		1,400	1,418,619

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
First Abu Dhabi Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
5.250%	12/17/99		6,300	$6,339,689
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	11/15/24		620	635,500
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%	06/05/23	(a)	8,720	8,486,604
3.000%	04/26/22	(a)	11,830	11,616,187
3.500%	11/16/26		14,610	14,075,816
3.691%	06/05/28	(a)	8,450	8,192,045
5.750%	01/24/22		5,180	5,605,049
Grupo Financiero Santander Mexico SAB de CV (Mexico),
Jr. Sub. Notes
8.500%	12/29/49		1,500	1,657,500
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/29/49		4,410	4,536,788
Sr. Unsec’d. Notes
2.650%	01/05/22		3,240	3,150,212
2.950%	05/25/21		4,640	4,593,573
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	(a)	200	217,846
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23		6,129	6,624,737
Sub. Notes, EMTN
4.125%	11/21/23		5,595	5,623,725
ING Groep NV (Netherlands),
Jr. Sub. Notes
6.875%	04/16/99		750	784,778
Intesa Sanpaolo SpA (Italy),
Gtd. Notes, MTN, 144A
7.700%	12/29/49		2,065	2,163,088
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		5,980	5,779,310
3.875%	01/12/28		4,935	4,654,559
4.375%	01/12/48		6,255	5,813,848
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, MTN, 144A
6.125%	12/31/99		655	641,900
Sub. Notes, MTN
5.650%	03/19/22		955	982,218
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26		19,905	18,730,831
3.200%	06/15/26		2,385	2,287,968
3.300%	04/01/26		1,840	1,779,316
3.540%	05/01/28	(a)	2,335	2,282,094
3.782%	02/01/28		2,890	2,872,656
3.882%	07/24/38		10,465	10,168,279
3.900%	07/15/25		1,120	1,129,085
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
2.971%(c)	10/24/23		19,300	19,583,664
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27		8,070	7,899,019

A1273

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23(a)	21,620	$21,849,001
3.875%	01/27/26	7,150	7,143,785
Sr. Unsec’d. Notes, MTN
3.971%	07/22/38(a)	4,705	4,596,468
Sub. Notes, MTN
4.875%	11/01/22	13,740	14,397,607
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	06/15/25	850	853,188
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%	05/15/23	6,368	6,257,587
3.875%	09/12/23	4,060	4,009,497
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23	2,000	2,234,999
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	3,845	3,802,701
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.500%	02/26/24	850	856,375
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%	12/29/49	1,950	2,062,125
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN
4.750%	04/29/21	2,900	2,846,304
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%	09/15/31	9,320	8,932,148
UBS Group AG (Switzerland),
Jr. Sub. Notes
7.125%	08/10/99	965	1,016,261
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%	08/15/23	2,335	2,257,097
3.491%	05/23/23	7,990	7,893,844
4.125%	09/24/25	9,130	9,180,697
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	10,545	10,468,194
4.625%	04/12/27(a)	7,458	7,534,375
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes
6.800%	11/22/25	1,850	2,074,035
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	11,330	11,141,652
Sr. Unsec’d. Notes, MTN
3.584%	05/22/28(a)	5,785	5,644,890
Woori Bank (South Korea),
Jr. Sub. Notes, MTN
5.250%	11/16/99	900	889,938

			507,606,798

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26(a)	7,290	$7,246,615
4.900%	02/01/46	3,790	4,087,556

			11,334,171

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/24	7,980	7,878,853
3.875%	08/15/25	4,735	4,691,035
4.350%	11/15/47	6,265	5,963,793

			18,533,681

Building Materials — 0.2%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	1,015	990,894
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	580	566,512
3.750%	05/01/28	7,560	7,298,084
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
7.750%	04/16/26	2,400	2,644,079
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Gtd. Notes, 144A
5.250%	06/23/24	760	760,000
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23	2,420	2,547,805
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	495	471,488
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	4,475	4,580,044
4.250%	12/15/47	3,620	3,347,053
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23	375	394,688
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	1,260	1,222,200
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	5,724	5,418,694

			30,241,541

Chemicals — 0.2%
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25	650	763,750
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.375%	01/04/99	678	682,909
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23	8,800	8,840,779

A1274

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19		462	$467,198
Sr. Unsec’d. Notes, 144A
6.875%	06/15/25		715	748,963
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		860	915,642
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22		2,070	1,997,549
Gtd. Notes, MTN
4.250%	11/03/26		1,960	1,944,685
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.625%	08/01/24	(a)	1,150	1,162,938
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22		1,725	1,759,500
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
7.000%	04/15/25		85	87,975
Platform Specialty Products Corp.,
Gtd. Notes, 144A
5.875%	12/01/25	(a)	1,000	977,500
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22	(a)	610	619,913
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25		765	757,350
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		50	49,000
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25		4,730	4,901,976

				26,677,627

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.,
Gtd. Notes, 144A
7.500%	05/01/25		805	845,249

Commercial Services — 0.2%
ADT Corp. (The),
Sr. Sec’d. Notes
6.250%	10/15/21		1,010	1,052,925
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		1,550	1,546,125
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		675	658,125
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		1,230	1,140,825
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		850	873,375

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		915	$915,000
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		1,695	1,686,525
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25		1,370	1,469,325
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		35	34,125
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		2,130	2,265,236
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		1,310	1,321,801
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	(a)	3,178	3,443,935
Red de Carreteras de Occidente SAPIB de CV(Mexico),
Sr. Sec’d. Notes, MTN, 144A
9.000%	06/10/28		MXN 4,240	223,634
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25		1,450	1,450,000
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	395,500
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	1,125	964,800
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/15/25	(a)	985	1,026,863
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27		1,255	1,181,725
4.125%	02/02/26		3,405	3,425,784
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	(a)	1,110	1,071,150
5.500%	05/15/27		600	604,500
Weight Watchers International, Inc.,
Gtd. Notes, 144A
8.625%	12/01/25		490	521,850

				27,273,128

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24		3,905	3,860,947
3.200%	05/13/25	(a)	6,115	6,050,415
3.200%	05/11/27		7,237	7,071,466
3.750%	11/13/47	(a)	7,525	7,265,993
4.250%	02/09/47		2,330	2,414,098

A1275

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	(a)	525	$539,438
7.125%	06/15/24	(a)	575	614,945
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	329,063
8.375%	08/15/22		1,550	1,577,125
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		1,450	1,446,810

				31,170,300

Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.875%	08/15/22		825	843,563

Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23		1,100	1,155,000
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		1,185	1,195,369
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		1,050	1,055,250
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	(a)	1,030	1,062,188

				4,467,807

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22		1,910	1,881,502
3.650%	07/21/27		4,955	4,640,115
3.950%	02/01/22		4,535	4,546,565
4.625%	07/01/22		7,415	7,601,434
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24		239	246,652
Air Lease Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/23		4,160	4,016,336
3.625%	12/01/27		8,585	8,140,525
Alliance Data Systems Corp.,
Gtd. Notes, MTN, 144A
5.875%	11/01/21		1,145	1,167,899
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		360	389,249
8.000%	03/15/20		161	173,075
Sr. Unsec’d. Notes
5.125%	09/30/24		225	229,781
Sub. Notes
5.750%	11/20/25	(a)	1,270	1,308,481

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		11,426	$11,134,645
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,490	2,416,861
4.100%	02/09/27	(a)	14,930	14,809,999
10.250%	07/15/19		400	433,811
Fly Leasing Ltd. (Ireland),
Sr. Unsec’d. Notes
5.250%	10/15/24		980	948,150
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		633	624,957
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/33		3,810	3,813,211
GTLK Europe DAC (Russia),
Gtd. Notes
5.125%	05/31/24		1,100	1,074,787
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
2.350%	06/15/45		5,190	5,129,737
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21		815	829,230
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		2,080	2,053,376
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22		1,010	1,044,088
7.250%	09/25/23		695	726,275
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	(a)	345	343,706
8.000%	03/25/20		850	903,125
NFP Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/25		1,205	1,195,963
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31		400	411,271
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		1,155	1,152,113
SLM Corp.,
Sr. Unsec’d. Notes
5.125%	04/05/22		1,130	1,141,300
Springleaf Finance Corp.,
Gtd. Notes
6.875%	03/15/25	(a)	1,160	1,164,350
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500%, 144A
26.563%(c)	04/11/22		1,215	1,020,600
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26		1,070	1,074,013

A1276

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Unifin Financiera SAB de CV SOFOM ENR (Mexico),
Gtd. Notes
7.000%	01/15/25		1,300	$1,275,625
Sub. Notes, 144A
8.875%	07/29/99		735	716,625
Vantiv LLC/Vanity Issuer Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	11/15/25		GBP 845	1,167,631
4.375%	11/15/25	(a)	1,210	1,169,163
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45		6,555	7,031,130

				99,147,356

Electric — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27	(a)	935	951,363
6.000%	05/15/26		675	710,438
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes(d)
8.500%	04/10/18		900	359,999
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	2,140	2,048,622
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes
5.750%	10/27/21		800	817,999
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	601,088
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,425	1,544,344
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		338	365,268
Dynegy, Inc.,
Gtd. Notes
7.625%	11/01/24		40	43,150
Gtd. Notes, 144A
8.000%	01/15/25		130	141,375
8.125%	01/30/26		745	822,294
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		4,585	4,465,515
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23		7,395	7,146,070
3.625%	05/25/27		10,495	9,995,559
4.750%	05/25/47		8,410	8,627,675
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		585	597,111
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
5.750%	01/26/21		1,400	1,386,965
7.125%	02/11/25		13,650	13,934,766

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27		10,810	$10,616,180
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		5,520	5,680,003
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28		595	582,994
Listrindo Capital BV (Indonesia),
Gtd. Notes
4.950%	09/14/26		400	377,999
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
4.625%	08/10/30		475	457,444
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27		1,600	1,508,000
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		195	200,792
6.625%	01/15/27		2,725	2,786,313
7.250%	05/15/26		2,160	2,284,848
Gtd. Notes, 144A
5.750%	01/15/28	(a)	2,110	2,062,525
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.500%	03/19/28		995	988,348
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18		7,450	7,464,379
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, MTN
5.250%	10/24/42		700	686,000
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20		276	297,710
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36		740	844,140
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27		1,586	1,506,758
3.400%	02/01/28		12,150	11,655,037
3.800%	02/01/38		2,875	2,698,090
4.000%	02/01/48		1,675	1,560,341
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43		1,845	1,916,813
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24		1,600	1,628,437
4.850%	05/07/44		1,200	1,330,139
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, MTN
4.000%	05/04/47		1,980	1,935,121
Gtd. Notes, MTN, 144A
2.750%	05/04/22		9,905	9,645,010

A1277

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	(a)	1,180	$1,188,850

				126,461,872

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	(a)	1,025	1,032,688

Electronics — 0.1%
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26		2,135	2,129,921
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26		1,385	1,364,641
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		5,435	5,596,842

				9,091,404

Energy-Alternate Sources — 0.0%
Concord New Energy Group Ltd. (Hong Kong),
Gtd. Notes
7.900%	01/23/21		315	310,289
Rio Energy SA/UGEN SA/UENSA SA (Argentina),
Sr. Sec’d. Notes, 144A
6.875%	02/01/25		685	675,753
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		305	293,181
5.000%	01/31/28		460	436,425

				1,715,648

Engineering & Construction — 0.2%
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%	12/29/49		1,260	1,244,400
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%	02/28/49		4,470	4,460,832
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
6.125%	10/31/26		1,110	1,114,505
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		2,100	1,916,249
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,600	1,460,000
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		715	715,894
SBA Tower Trust,
First Lien, 144A
2.898%	10/11/44		2,670	2,656,389
Mortgage, 144A
3.156%	10/10/45		5,070	4,984,672
3.168%	04/09/47		5,850	5,767,058
3.448%	03/15/48		4,300	4,303,356

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction (cont’d.)
3.869%	10/08/49		4,755	$4,823,967
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/25		895	883,813

				34,331,135

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	(a)	2,090	2,058,649
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		950	959,500
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	(a)	1,040	980,200
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25		950	964,250
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		360	377,100
6.500%	02/15/25		705	755,231
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		1,085	1,114,838
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		2,250	2,422,969
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		2,035	1,979,038
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.500%	04/15/27		1,255	1,242,450
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/23	(a)	1,050	1,051,313

				13,905,538

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		575	580,749
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		1,300	1,316,250
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26		605	597,438
Wrangler Buyer Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/25		416	408,720

				2,903,157

Foods — 0.2%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		305	260,103
6.625%	06/15/24	(a)	1,350	1,209,938

A1278

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)		1,940	$1,807,207
Cencosud SA (Chile),
Gtd. Notes
5.150%	02/12/25			2,550	2,642,807
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)		2,430	2,502,900
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	11/29/49			520	525,459
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26			1,710	1,590,300
Iceland Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
4.625%	03/15/25		GBP	635	809,430
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	(a)		2,965	2,718,861
MARB BondCo PLC (Brazil),
Gtd. Notes
7.000%	03/15/24			200	187,999
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes
8.000%	06/08/23			2,375	2,389,844
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
6.500%	09/20/26			1,300	1,248,000
Post Holdings, Inc.,
Gtd. Notes, 144A
5.625%	01/15/28	(a)		665	635,075
5.750%	03/01/27	(a)		590	587,050
8.000%	07/15/25			1,010	1,133,725
Sigma Alimentos SA de CV (Mexico),
Sr. Unsec’d. Notes
4.125%	05/02/26			3,670	3,536,963
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	(a)		1,250	1,257,813

					25,043,474

Forest Products & Paper — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22			325	327,031
5.750%	07/15/23			1,700	1,725,500
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/02/27			2,940	2,828,280
5.500%	11/02/47			810	825,795
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/24			1,075	1,126,063
7.750%	12/01/22			100	106,250
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26			550	545,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Forest Products & Paper (cont’d.)
				$7,484,794

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		1,090	1,051,850
5.625%	05/20/24		90	89,438
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23		2,060	2,067,725
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47		5,713	5,736,670
Perusahaan Gas Negara Persero Tbk (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24		6,000	6,196,950

				15,142,633

Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23	(a)	1,245	1,241,888

Healthcare-Products — 0.2%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		835	830,825
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25		825	812,625
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		188	186,913
3.363%	06/06/24		5,610	5,399,618
3.700%	06/06/27		11,610	11,209,179
3.734%	12/15/24		2,870	2,821,907
4.669%	06/06/47		6,615	6,685,561
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25		1,330	1,318,363
5.750%	09/01/23		400	414,000
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
12.500%	11/01/21		1,135	1,282,550
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		3,865	4,062,038
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	(a)	575	560,625

				35,584,204

Healthcare-Services — 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	(a)	5,935	5,819,873
4.650%	01/15/43		5,315	5,353,603
Catholic Health Initiatives,
Unsec’d. Notes
2.600%	08/01/18		1,515	1,516,862

A1279

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21	(a)	325	$333,938
6.125%	02/15/24		650	676,455
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23		1,420	1,308,175
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		1,550	1,498,153
5.125%	07/15/24		1,550	1,513,188
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, Cash coupon 7.625% or PIK 8.375%, 144A
7.625%	05/15/22		385	387,888
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22		4,045	4,444,444
Sr. Sec’d. Notes
5.250%	06/15/26	(a)	1,125	1,139,625
5.875%	03/15/22		450	474,188
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		5,080	5,098,708
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,785	1,816,591
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20		190	201,163
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		1,670	1,678,350
Molina Healthcare, Inc.,
Gtd. Notes
5.375%	11/15/22		1,300	1,283,750
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		600	619,500
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A
8.500%	12/01/22		1,200	1,224,012
Rede D’or Finance Sarl (Brazil),
Gtd. Notes, 144A
4.950%	01/17/28		710	674,500
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21		725	755,813
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25	(a)	845	812,256
7.500%	01/01/22	(a)	1,140	1,201,275
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	1,420	1,389,825
8.125%	04/01/22	(a)	2,290	2,387,325

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		1,445	$1,450,419

				45,059,879

Home Builders — 0.0%
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23		475	480,938
6.125%	04/01/25		700	707,875
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		735	758,667
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25		610	597,373
7.000%	08/15/22		1,665	1,706,625
Sr. Unsec’d. Notes, 144A
6.000%	09/01/23		620	617,675

				4,869,153

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23		790	792,607

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28		580	551,000
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24	(a)	1,570	1,609,250
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		1,125	1,147,500

				3,307,750

Housewares — 0.0%
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25		225	226,688
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23		450	472,500

				699,188

Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25		1,500	1,439,999
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		6,225	6,271,512
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23		1,650	1,699,499
Aon Corp.,
Gtd. Notes
5.000%	09/30/20		205	214,046

A1280

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25	1,215	$1,199,813
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45	2,635	2,805,704
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	5,305	5,630,669
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	990	985,050
Hub Holdings LLC/Hub Holdings Finance, Inc.,
Sr. Unsec’d. Notes, Cash coupon 8.125% or PIK 8.875%, 144A
8.125%	07/15/19	1,150	1,151,438
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5,800	6,024,599
5.000%	06/01/21	334	351,181
6.500%	03/15/35	260	323,867
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.350%	03/01/48	1,455	1,430,631
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.350%	01/30/47	7,770	7,979,987
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	607	586,671
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24	303	308,496
Principal Financial Group, Inc.,
Gtd. Notes
4.700%	05/15/55	4,165	4,201,444
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	1,945	2,040,581
6.450%	11/15/19	4,179	4,396,239
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	982	1,082,313
Trinity Acquisition PLC,
Gtd. Notes
3.500%	09/15/21	1,245	1,243,323
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	991	1,047,144
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	6,550	6,443,154

			58,857,360

Integrated Oil & Gas — 0.0%
Petroleos Mexicanos (Mexico),
Sr. Unsec’d. Notes
5.721%	03/11/22	2,550	2,785,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet — 0.7%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.125%	11/28/21		3,050	$3,043,155
3.600%	11/28/24	(a)	17,145	17,012,728
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	08/22/37	(a)	6,775	6,751,012
4.050%	08/22/47	(a)	9,855	9,862,945
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		3,805	3,791,637
2.875%	07/06/22		3,255	3,156,289
4.375%	03/29/28		5,040	5,068,642
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	(a)	1,815	1,756,297
3.600%	06/01/26		5,520	5,422,879
3.650%	03/15/25		4,230	4,199,519
EIG Investors Corp.,
Gtd. Notes
10.875%	02/01/24		1,040	1,134,463
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26		16,650	17,179,044
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24		500	531,875
Sr. Unsec’d. Notes, 144A
5.000%	12/15/27	(a)	500	492,500
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24		2,010	2,090,400
Sr. Unsec’d. Notes, 144A
4.875%	04/15/28	(a)	360	346,176
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.800%	02/11/25		9,280	9,306,568
Sr. Unsec’d. Notes, MTN, 144A
2.875%	02/11/20		2,335	2,330,646
3.925%	01/19/38		5,660	5,374,941
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/27		680	651,100
5.250%	04/01/25		70	71,050
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25		2,170	2,245,950
Gtd. Notes, 144A
5.750%	01/15/27		750	733,125

				102,552,941

Iron/Steel — 0.0%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25		1,190	1,121,575
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/25		240	261,000
7.000%	03/01/41		48	55,800

A1281

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
7.250%	10/15/39		802	$948,365
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	(a)	1,110	1,151,625
Metalloinvest Finance DAC (Russia),
Gtd. Notes, 144A
4.850%	05/02/24		1,100	1,092,296
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	08/15/25	(a)	1,200	1,233,000

				5,863,661

Leisure Time — 0.0%
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	(a)	1,610	1,684,463
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		500	504,375
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25		1,230	1,300,725
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		1,110	1,054,500

				4,544,063

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		1,250	1,303,263
Caesars Entertainment Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/24		824	1,436,982
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		2,150	2,061,162
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		1,000	1,022,500
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		2,625	2,756,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		1,050	1,050,000

				9,630,157

Machinery-Diversified — 0.0%
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		1,225	1,246,438
5.875%	08/15/26		1,250	1,284,375
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		945	963,900

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24		250	$278,750

				3,773,463

Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		290	287,099
7.500%	05/15/26		2,250	2,204,999
Altice Finco SA (Luxembourg),
Gtd. Notes, MTN, 144A
7.625%	02/15/25		630	621,338
Sec’d. Notes, 144A
8.125%	01/15/24		2,450	2,523,500
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	(a)	5,555	4,749,525
7.750%	05/15/22		1,445	1,342,029
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.500%	05/15/26		700	684,180
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25		1,330	1,281,628
5.000%	04/01/24		1,675	1,655,185
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25		75	75,419
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		5,065	4,748,438
5.500%	05/01/26		3,595	3,518,606
5.750%	02/15/26		1,700	1,691,517
5.875%	05/01/27		25	25,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25		2,275	2,405,813
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	(a)	4,315	4,409,525
6.384%	10/23/35	(a)	750	837,788
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		760	775,732
7.625%	03/15/20	(a)	790	789,013
Comcast Corp.,
Gtd. Notes
3.200%	07/15/36		640	565,522
3.300%	02/01/27		5,970	5,778,928
3.900%	03/01/38		4,750	4,604,694
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	(a)	800	826,000
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		6,445	7,572,811

A1282

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	(a)	960	$966,000
7.750%	07/01/26	(a)	3,390	3,178,973
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25		310	288,300
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.843%	06/08/25		200	195,499
5.125%	03/31/27		600	584,249
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes(d)
6.875%	06/15/18		30	5,400
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22		575	591,531
Meredith Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	02/01/26	(a)	730	749,163
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/23	(a)	990	957,825
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27		505	474,700
6.000%	07/15/24		3,450	3,547,014
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	(a)	750	779,025
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26		4,940	4,732,111
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		2,159	2,427,368
6.750%	06/15/39		8,155	9,284,083
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23	(a)	1,200	1,128,000
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		1,940	2,034,575
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		1,730	1,760,275
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	1,375	1,309,825
5.125%	02/15/25	(a)	610	568,825
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		1,140	1,100,100
Videotron Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27		695	681,100
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.375%	04/15/23		200	203,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		1,625	$1,579,289
Vrio Finco 1 LLC/Vrio Finco 2, Inc. (Brazil),
Sr. Sec’d. Notes, 144A
6.250%	04/04/23		990	999,900
Sr. Sec’d. Notes
6.875%	04/04/28		750	754,688
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		1,750	1,822,643
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27		1,525	1,422,063
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		300	281,913

				98,381,726

Metal Fabricate/Hardware — 0.0%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23		1,075	1,128,750
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	(a)	1,250	1,225,000
6.250%	08/15/24		1,125	1,153,125
Park-Ohio Industries, Inc.,
Gtd. Notes
6.625%	04/15/27		1,445	1,495,575
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		1,650	1,815,000

				6,817,450

Mining — 0.1%
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24		470	460,600
5.875%	02/15/26		1,385	1,364,225
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25		1,675	1,695,938
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.625%	08/01/27		1,745	1,694,901
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22		580	572,750
5.125%	03/15/23		1,030	1,022,945
5.125%	05/15/24		1,020	1,005,965
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	(a)	2,095	1,990,858
6.875%	02/15/23		2,035	2,182,538
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23		615	638,063
7.625%	01/15/25		2,120	2,239,250

A1283

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22		1,175	$1,295,438
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25		685	700,413
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22		610	622,200
Press Metal Labuan Ltd. (Malaysia),
Gtd. Notes
4.800%	10/30/22		1,350	1,306,036
Stillwater Mining Co. (South Africa),
Gtd. Notes
6.125%	06/27/22		1,950	1,942,707
Teck Resources Ltd. (Canada),
Gtd. Notes
6.000%	08/15/40		475	489,250
6.250%	07/15/41		615	651,900

				21,875,977

Miscellaneous Manufacturing — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	12/01/21		335	367,244
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23		405	422,571
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	(a)	570	582,369

				1,372,184

Oil & Gas — 1.5%
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		1,030	1,038,034
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	315	315,000
8.250%	07/15/25	(a)	1,755	1,838,363
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	(a)	1,395	1,359,768
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26		835	819,344
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21		660	663,300
Gtd. Notes, 144A
8.000%	01/15/25	(a)	550	532,125
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,940	1,991,266
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		3,125	3,018,475

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		975	$988,409
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		6,125	5,988,960
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		1,550	1,534,500
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	(a)	1,405	1,390,950
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		805	800,975
5.750%	01/30/28		805	801,981
Ensco PLC,
Sr. Unsec’d. Notes
8.000%	01/31/24		1,743	1,681,995
Frontera Energy Corp. (Colombia),
Sec’d. Notes
10.000%	11/02/21		45	50,063
Sr. Sec’d. Notes, Cash coupon 10.000% or PIK 14.000%, 144A
10.000%	11/02/21		2,490	2,770,125
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, MTN
7.288%	08/16/37		850	1,002,041
Gulfport Energy Corp.,
Gtd. Notes
6.375%	05/15/25		510	488,325
6.375%	01/15/26		565	536,750
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	(a)	9,142	8,947,516
5.800%	04/01/47	(a)	4,950	5,203,218
7.875%	10/01/29		685	839,121
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27		550	525,549
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26		1,380	1,300,650
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.750%	04/19/47		750	736,989
Sr. Unsec’d. Notes, MTN
5.750%	04/30/43		3,550	3,683,125
Kosmos Energy Ltd. (Ghana),
Sr. Sec’d. Notes, 144A
7.875%	08/01/21	(a)	3,625	3,688,438
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27		11,000	11,168,843
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		2,215	2,303,600

A1284

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24			586	$483,450
Sec’d. Notes, 144A
6.500%	01/15/25	(a)		1,680	1,629,600
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26			510	526,575
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
8.950%	04/01/45			655	542,013
Gtd. Notes, 144A
7.875%	02/01/26	(a)		630	620,550
Nostrum Oil & Gas Finance BV (Kazakhstan),
Gtd. Notes
8.000%	07/25/22			1,600	1,642,602
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27	(a)		2,355	2,355,000
6.250%	06/01/24			260	269,425
PDC Energy, Inc.,
Gtd. Notes
6.125%	09/15/24			430	438,600
Gtd. Notes, 144A
5.750%	05/15/26			250	245,625
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN
5.625%	05/20/43			8,100	8,308,162
Sr. Unsec’d. Notes, MTN, 144A
6.450%	05/30/44			1,645	1,860,136
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/15			4,102	3,876,390
7.375%	01/17/27			4,965	5,379,578
8.750%	05/23/26			12,725	14,956,329
Gtd. Notes, 144A
5.999%	01/27/28			4,424	4,379,760
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)
5.375%	04/12/27			5,670	1,553,013
6.000%	05/16/24			19,015	5,181,588
6.000%	11/15/26			6,600	1,773,749
9.000%	11/17/21			31,220	10,068,449
9.750%	05/17/35			1,875	584,999
12.750%	02/17/22			3,770	1,278,973
Sr. Sec’d. Notes
8.500%	10/27/20			2,138	1,825,425
Sr. Sec’d. Notes, 144A
8.500%	10/27/20			1,613	1,377,716
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22			5,135	5,262,862
5.500%	01/21/21			2,715	2,826,315
5.500%	06/27/44			3,400	3,027,700
5.625%	01/23/46			6,960	6,206,789
6.375%	02/04/21			2,780	2,962,090
6.500%	03/13/27			545	582,060
6.500%	06/02/41			15,762	15,643,785
7.190%	09/12/24		MXN	3,700	183,494

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Gtd. Notes, MTN
6.750%	09/21/47		6,485	$6,562,042
6.875%	08/04/26		5,400	5,934,600
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		300	315,750
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	275	264,699
6.875%	03/01/21	(a)	1,485	1,574,100
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25	(a)	610	571,875
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25		2,135	2,038,925
6.750%	05/01/23	(a)	665	688,275
6.875%	06/30/23		450	466,875
Southwestern Energy Co.,
Sr. Unsec’d. Notes
6.700%	01/23/25	(a)	845	820,073
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23	(a)	875	843,281
5.500%	02/15/26		885	854,025
Transocean, Inc.,
Gtd. Notes, 144A
7.500%	01/15/26		810	797,850
9.000%	07/15/23		880	936,100
Tullow Oil PLC (Ghana),
Gtd. Notes
6.250%	04/15/22		1,400	1,412,249
Sr. Unsec’d. Notes, 144A
7.000%	03/01/25		625	625,000
Ultrapar International SA (Brazil),
Gtd. Notes
5.250%	10/06/26		1,400	1,391,249
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		4,520	4,475,697
3.700%	09/15/26		3,608	3,552,770
3.700%	03/15/28		4,041	3,895,882
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23		1,760	1,971,200
YPF SA (Argentina),
Sr. Unsec’d. Notes
8.500%	07/28/25		2,065	2,279,409
8.750%	04/04/24		500	557,249
Sr. Unsec’d. Notes, 144A
8.750%	04/04/24		730	813,585
Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000%, 144A
27.125%(c)	07/07/20		435	346,913

				219,850,273

A1285

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21			490	$490,613
6.000%	10/01/22	(a)		1,888	1,873,840
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22			1,105	1,038,700
Sr. Sec’d. Notes, 144A
7.500%	04/01/25			720	727,200
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes, 144A
8.125%	05/01/25			2,735	2,899,100
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20			3,720	3,710,782
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26			790	801,850
Weatherford International Ltd.,
Gtd. Notes
7.750%	06/15/21	(a)		1,920	1,790,400
9.875%	02/15/24			1,005	917,063

					14,249,548

Packaging & Containers — 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23			1,275	1,321,219
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24			3,400	3,616,750
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
4.125%	10/23/25			1,410	1,425,868
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25	(a)		1,810	1,846,200
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26			100	111,500
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK N/A, 144A
8.250%	02/15/22		EUR	800	1,040,135
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25			500	556,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24	(a)		850	889,844

					10,807,766

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25			7,550	7,440,706
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	(a)		18,175	18,273,690

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		1,230	$1,067,025
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	(a)	5,190	5,284,225
4.800%	07/15/46	(a)	2,835	2,877,875
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		2,420	2,483,613
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		7,180	6,854,609
3.200%	09/23/26		8,975	8,368,726
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21		1,554	1,462,636
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21		8,964	8,072,099
Gtd. Notes, 144A
6.000%	04/15/24		1,685	1,636,439
6.750%	03/01/28		1,590	1,571,123
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
7.250%	07/15/22	(a)	835	835,000
7.500%	07/15/21		4,095	4,110,356
9.000%	12/15/25	(a)	600	596,250
9.250%	04/01/26		555	552,891
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		1,450	1,497,125
7.000%	03/15/24		1,265	1,318,763

				74,303,151

Pipelines — 0.7%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22		2,060	2,063,095
4.250%	07/15/27		2,600	2,599,361
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		1,320	1,275,141
4.450%	07/15/27	(a)	2,380	2,313,884
5.950%	06/01/26	(a)	3,335	3,574,025
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	(a)	1,960	1,945,300
5.875%	03/31/25	(a)	525	549,281
7.000%	06/30/24		3,150	3,484,688
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		1,625	1,637,188
DCP Midstream LP,
Jr. Sub. Notes
7.375%	06/15/99	(a)	1,320	1,315,050
DCP Midstream Operating LLC,
Gtd. Notes, 144A
9.750%	03/15/19	(a)	300	316,500

A1286

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30		395	$479,925
Gtd. Notes, 144A
5.850%	05/21/43	(a)	1,295	1,223,775
6.450%	11/03/36		250	268,750
6.750%	09/15/37		1,035	1,138,500
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
7.375%	10/15/45	(a)	4,245	5,484,693
Enbridge, Inc. (Canada),
Sub. Notes
6.000%	01/15/77		4,645	4,575,325
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.850%	07/15/26	(a)	2,865	2,894,588
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		1,275	1,300,500
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	(a)	1,250	1,212,500
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30		1,950	1,954,388
Plains All American Pipeline LP,
Jr. Sub. Notes
6.125%	11/15/99	(a)	805	776,825
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23		995	938,584
4.650%	10/15/25		6,260	6,297,549
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		8,225	8,105,376
5.000%	03/15/27		10,460	10,867,003
5.750%	05/15/24		2,075	2,233,488
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	(a)	4,070	3,841,334
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	(a)	335	326,625
5.750%	04/15/25		540	514,350
Summit Midstream Partners LP,
Jr. Sub. Notes
9.500%	12/15/99		525	533,531
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	(a)	2,000	2,035,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		75	72,000
5.125%	02/01/25		1,350	1,343,250
5.250%	05/01/23		1,100	1,108,250
6.750%	03/15/24	(a)	1,290	1,364,149
Transcanada Trust (Canada),
Gtd. Notes
5.300%	03/15/77		5,700	5,628,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
4.000%	03/15/28	1,565	$1,530,712
4.600%	03/15/48	2,165	2,095,560
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	695	696,738
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	4,395	4,384,879
5.375%	06/01/21	467	487,222
Williams Partners LP,
Sr. Unsec’d. Notes
4.850%	03/01/48	4,665	4,617,776

			101,405,408

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	725	739,500

Real Estate — 0.1%
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	1,460	1,531,150
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.375%	12/31/49	1,400	1,276,645
Five Point Operating Co. LP/Five Point Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	11/15/25	1,101	1,110,634
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,460	1,456,350
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	4,110	4,058,625
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19	5,052	5,015,706
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23	2,005	2,206,723

			16,655,833

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	157	156,282
3.450%	04/30/25	3,270	3,163,380
3.950%	01/15/27	3,756	3,675,574
3.950%	01/15/28	5,660	5,527,658
4.600%	04/01/22	94	97,925
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	2,210	2,102,424
3.750%	04/15/23	144	143,967
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20	500	496,317

A1287

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26	6,240	$5,680,363
3.650%	02/01/26	4,870	4,761,879
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	1,849	1,802,055
3.850%	02/01/25	3,460	3,379,788
3.875%	08/15/22	2,164	2,173,466
3.900%	03/15/27	6,003	5,741,331
4.125%	06/15/26(a)	3,075	3,015,799
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	7,890	7,923,943
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.450%	02/15/26	4,225	4,289,261
5.250%	01/15/23	2,055	2,183,747
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22	198	205,017
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	05/15/27(a)	1,805	1,832,075
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	480	477,778
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	5,065	4,941,971
3.875%	05/01/24	457	459,774
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,129	1,132,481
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21	437	433,834
4.125%	03/15/28	1,020	1,014,366
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.800%	10/01/26	3,870	3,458,612
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	117	121,321
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	5,890	5,773,967
5.250%	08/01/26	1,350	1,344,938
6.375%	03/01/24	975	1,023,770
PotlatchDeltic Corp.,
Gtd. Notes
7.500%	11/01/19	125	132,188
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22	1,400	1,409,698
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27	2,835	2,717,463
4.125%	03/15/28	1,450	1,454,195

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
2.500%	09/01/20	4,910	$4,856,111
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21(a)	1,050	1,071,000
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	203	197,662
4.125%	01/15/26	264	266,059
4.375%	02/01/45	121	117,284
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	3,933	3,693,706
4.600%	02/06/24	8,075	8,179,250
4.875%	06/01/26	1,030	1,040,038
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23(a)	754	835,055

			104,504,772

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25	2,620	2,494,764
Beacon Escrow Corp.,
Gtd. Notes, 144A
4.875%	11/01/25	365	347,663
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23(a)	325	295,750
Sr. Unsec’d. Notes
6.500%	05/01/21(a)	895	856,963
6.750%	01/15/22(a)	395	374,263
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23	380	380,000
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, Cash coupon 9.750% or PIK 10.500%, 144A
9.750%	10/15/19(a)	1,425	1,425,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24(a)	790	785,063
5.250%	06/01/26(a)	775	772,094
Lithia Motors, Inc.,
Gtd. Notes, 144A
5.250%	08/01/25	700	700,000
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29(a)	275	219,999
8.000%	05/01/31	150	123,375
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.800%	09/01/22	1,995	2,040,718
4.625%	09/15/21	690	718,444
4.875%	01/14/21	1,870	1,949,992

A1288

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23(a)	3,860	$3,863,278
5.125%	07/02/22	7,905	8,153,455
Sonic Automotive,Inc.,
Gtd. Notes
5.000%	05/15/23	695	660,250
6.125%	03/15/27	940	907,100
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,143	1,034,415
6.875%	11/15/37	374	398,310

			28,500,896

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22	6,445	6,324,133
3.125%	01/15/25	2,770	2,618,508
3.625%	01/15/24	9,325	9,173,278
3.875%	01/15/27	500	486,292
Qorvo, Inc.,
Gtd. Notes
7.000%	12/01/25	1,045	1,134,692
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	1,575	1,655,246

			21,392,149

Software — 0.3%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
4.500%	06/15/47	6,765	6,799,227
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/27	1,925	1,852,813
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	760	753,578
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23(a)	1,965	2,062,661
Sr. Sec’d. Notes, 144A
5.375%	08/15/23(a)	1,625	1,653,438
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	5,770	6,118,405
4.250%	02/06/47(a)	8,005	8,612,684
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26(a)	1,150	1,145,814
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	810	799,875
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)	2,860	3,181,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23(a)	3,550	$3,558,875
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24(a)	1,920	1,795,200

			38,334,320

Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24	850	875,500

Telecommunications — 0.5%
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24	2,100	2,131,500
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,235	1,231,913
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24(a)	2,520	2,538,900
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	1,725	1,794,863
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	415	411,626
3.663%	05/15/45	4,425	4,392,875
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20	285	245,100
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	305	286,319
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
12.500%	07/01/22(a)	755	849,375
GTH Finance BV (Netherlands),
Gtd. Notes
7.250%	04/26/23	750	815,489
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24(a)	907	909,268
HTA Group Ltd. (Congo),
Gtd. Notes
9.125%	03/08/22	800	847,039
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	1,900	1,890,500
7.625%	06/15/21(a)	610	654,634
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	580	536,500
7.500%	04/01/21	1,095	991,659
Gtd. Notes, 144A
9.750%	07/15/25	970	905,738
Sr. Sec’d. Notes, 144A
9.500%	09/30/22	2,515	2,867,100

A1289

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	350	$343,438
5.250%	03/15/26(a)	325	306,313
5.375%	01/15/24	1,675	1,632,087
5.375%	05/01/25(a)	490	475,300
MTN Mauritius Investment Ltd. (South Africa),
Gtd. Notes
6.500%	10/13/26	1,300	1,368,249
Proven Honour Capital Ltd. (China),
Gtd. Notes
4.125%	05/19/25	1,215	1,189,084
Sixsigma Networks Mexico SA de CV (Mexico),
Gtd. Notes
8.250%	11/07/21	600	631,499
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23	1,000	988,365
SoftBank Group Corp. (Japan),
Gtd. Notes
5.125%	09/19/27	800	751,149
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21	1,300	1,508,000
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	2,480	2,563,700
7.625%	03/01/26(a)	1,080	1,053,756
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24	2,165	2,376,088
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	970	932,413
5.375%	04/15/27	1,030	1,037,725
6.500%	01/15/26(a)	5,975	6,348,438
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25	13,330	13,102,255
5.012%	08/21/54	5,000	4,999,290
5.250%	03/16/37	6,578	7,093,123
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	735	707,658
WTT Investment Ltd. (Hong Kong),
Gtd. Notes, 144A
5.500%	11/21/22	560	546,542

			74,254,870

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	980	1,052,275
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
7.375%	02/09/24	855	915,021
Sr. Unsec’d. Notes, 144A
5.875%	01/18/25	590	582,625

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Russian Railways via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
5.700%	04/05/22	1,500	$1,586,249

			4,136,170

Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22	520	493,350
5.000%	08/01/24	1,725	1,632,281
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	740	701,150
5.250%	08/15/22	660	646,602

			3,473,383

TOTAL CORPORATE BONDS (cost $2,301,753,515)			2,266,971,664

SOVEREIGN BONDS — 2.4%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38	1,700	1,128,800
5.875%	01/11/28	5,905	5,553,653
6.875%	01/26/27	500	509,750
7.125%	07/06/36	1,000	962,500
7.500%	04/22/26	15,200	16,218,400
8.280%	12/31/33	9,324	10,209,290
12.035%(s)	12/15/35	17,250	1,446,240
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117	1,429	1,316,824
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28	3,435	3,563,813
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23	915	944,280
4.854%	02/06/24	4,895	5,152,428
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21	BRL 17,400	5,527,064
10.000%	01/01/23	BRL 28,400	8,968,114
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45	2,170	1,949,767
5.625%	01/07/41	3,770	3,699,313
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45	2,345	2,377,244
5.625%	02/26/44	2,750	2,997,500
6.125%	01/18/41	1,415	1,630,788
Colombian TES (Colombia),
Bonds
7.500%	08/26/26	COP 4,500,000	1,727,459
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.850%	01/27/45	3,700	3,986,749
7.450%	04/30/44	1,045	1,180,849

A1290

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27	500	$541,077
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27	4,800	5,194,339
8.500%	01/31/47	4,695	5,232,578
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	1,155	1,132,235
7.650%	06/15/35	600	632,603
8.625%	02/28/29	1,275	1,463,063
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	615	605,775
8.625%	02/28/29	5,155	5,915,363
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30	600	783,899
Sr. Unsec’d. Notes
7.875%	08/07/23	1,300	1,420,249
8.125%	01/18/26	11,170	11,981,188
9.250%	09/15/22	5,615	6,393,464
Sr. Unsec’d. Notes, 144A
9.250%	09/15/22	510	580,706
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30	382	355,469
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes
4.489%	11/25/24	4,800	4,675,439
India Government Bond (India),
Sr. Unsec’d. Notes
8.400%	07/28/24	INR 130,000	2,077,963
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	1,735	1,674,459
4.350%	01/11/48	600	572,059
8.500%	10/12/35	425	603,286
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22	1,595	1,600,933
Sr. Unsec’d. Notes, MTN
4.625%	04/15/43	3,700	3,627,909
5.250%	01/17/42	900	946,264
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR 49,000,000	3,505,720
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32	3,827	3,677,742
6.375%	03/03/28	800	808,095
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28	3,234	3,589,740
7.875%	07/28/45	3,294	3,923,154
8.000%	03/15/39	2,905	3,471,475
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.650%	04/22/24	2,400	2,376,479
6.850%	03/23/27	7,680	7,422,335
Sr. Unsec’d. Notes, GMTN
6.375%	03/09/20	1,170	1,175,733

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
6.600%	11/27/26	2,720	$2,597,599
Sr. Unsec’d. Notes, MTN
5.800%	04/14/20	2,200	2,183,499
8.250%	04/12/21	3,430	3,610,761
Mexican Bonos (Mexico),
Bonds
7.500%	06/03/27	MXN 13,100	729,434
7.750%	05/29/31	MXN 12,000	675,413
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25	2,150	2,122,050
3.750%	01/11/28	2,300	2,224,100
4.600%	01/23/46	1,800	1,709,460
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110	526	535,205
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	9,995	10,134,930
4.750%	03/08/44	4,150	4,035,875
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, MTN
5.125%	12/05/22	1,760	1,721,021
10.875%	04/06/21	1,140	1,311,910
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	11/28/27	1,040	1,053,582
7.625%	11/28/47	500	517,580
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26	2,050	1,931,305
5.375%	03/08/27	1,350	1,316,390
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	3,020	2,845,142
6.750%	01/17/48	2,450	2,350,942
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.350%	09/10/24	8,560	8,702,096
4.550%	03/29/26	6,700	6,848,539
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	1,680	1,677,828
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	7,495	7,403,636
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24	1,250	1,391,888
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.830% (Cap N/A, Floor 20.670%)
26.742%(c)	05/31/22	ARS 16,651	840,988
Provincia de Buenos Airesgentina (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24	750	835,133
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27	730	757,375
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/27/27	1,195	1,178,509
5.650%	09/27/47	2,050	2,024,785

A1291

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.625%	04/04/42	1,400	$1,503,543
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN
3.250%	10/26/26	2,900	2,715,775
Senegal Government International Bond (Senegal),
Unsec’d. Notes
6.250%	05/23/33	700	689,499
Unsec’d. Notes, 144A
6.250%	05/23/33	1,350	1,329,750
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
4.875%	02/25/20	7,465	7,642,548
6.750%	11/01/24	245	245,694
7.250%	09/28/21	7,210	8,017,664
Unsec’d. Notes
5.875%	12/03/18	1,375	1,400,465
SoQ Sukuk A QSC (Qatar),
Gov’t. Gtd. Notes
3.241%	01/18/23	2,150	2,101,780
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR 37,000	2,414,036
8.250%	03/31/32	ZAR 18,000	1,492,294
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.375%	07/24/44	800	766,931
5.875%	09/16/25	5,150	5,484,493
6.250%	03/08/41	2,150	2,309,607
Sri Lanka Government Bonds (Sri Lanka),
Unsec’d. Notes
11.000%	08/01/24	LKR401,000	2,633,844
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22	1,300	1,314,375
5.875%	07/25/22	1,250	1,268,414
6.125%	06/03/25	1,460	1,454,274
6.200%	05/11/27	2,350	2,311,615
6.250%	07/27/21	4,200	4,354,522
6.850%	11/03/25	1,560	1,614,336
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19	1,135	1,154,855
6.825%	07/18/26	2,955	3,037,873
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes, 144A
5.500%	10/13/21	1,125	1,104,703
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.125%	03/25/22	7,025	7,161,847
6.000%	03/25/27	6,400	6,480,512
6.250%	09/26/22	11,150	11,810,013
6.875%	03/17/36	1,650	1,715,076
7.375%	02/05/25	2,200	2,438,036
11.875%	01/15/30	1,200	1,787,520
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	05/31/40	1,450	1,009,655
7.750%	09/01/20	5,475	5,734,295
7.750%	09/01/21	1,600	1,675,007

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
7.750%	09/01/23	1,100	$1,137,530
7.750%	09/01/25	2,000	2,047,723
Sr. Unsec’d. Notes, 144A
0.000%(cc)	05/31/40	1,450	1,009,655
7.750%	09/01/21	2,000	2,093,760
7.750%	09/01/23	2,077	2,147,863
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	12/09/20	4,725	1,356,075
7.750%	10/13/19	3,850	1,145,375
9.250%	09/15/27	2,200	707,740
11.750%	10/21/26	2,250	732,825
11.950%	08/05/31	1,200	394,439
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	2,700	2,752,977
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,243,166

TOTAL SOVEREIGN BONDS (cost $358,335,772)			360,222,572

MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	3,630	5,099,279
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40	1,230	1,711,053
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	1,956,515
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.750%	08/01/49	2,980	4,414,691
San Diego County Water Authority Financing Corp.,
Revenue Bonds, BABs
6.138%	05/01/49	275	375,972
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	600	875,010
7.550%	04/01/39	2,475	3,768,633
7.600%	11/01/40	195	301,653
7.625%	03/01/40	2,990	4,553,262
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,411,217

			28,467,285

Colorado — 0.0%
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,282,044

District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	144,023

A1292

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	$807,991
2.995%	07/01/20	3,695	3,715,914

			4,523,905

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	480	650,923
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,607,641

			3,258,564

Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,451,414
5.888%	07/01/43	2,120	2,740,482

			4,191,896

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	4,546,457
6.271%	12/01/37	2,630	3,515,442
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,924,104
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,069,572
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,063,849
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	353,173
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	6,368,826

			23,841,423

North Carolina — 0.1%
North Carolina Eastern Municipal Power Agency,
Revenue Bonds
2.003%	07/01/18	115	115,012
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	5,939,058

			6,054,070

Ohio — 0.0%
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,185,574

Oregon — 0.0%
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	70,845

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation Unlimited(d)
8.000%	07/01/35	2,625	$1,115,625

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,504,150

Texas — 0.0%
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,832,441

Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,501,990

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,369,323
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,712,212
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,145,981
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,831,799

			6,059,315

TOTAL MUNICIPAL BONDS (cost $85,106,957)			89,033,150

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Banc of America Mortgage Trust,
Series 2004-A, Class 2A2
3.862%(cc)	02/25/34	12	12,448
Series 2004-D, Class 2A2
3.680%(cc)	05/25/34	5	5,278
Series 2004-H, Class 2A2
3.596%(cc)	09/25/34	12	12,081
Series 2004-I, Class 3A2
3.773%(cc)	10/25/34	5	4,967
Series 2005-J, Class 2A1
3.685%(cc)	11/25/35	48	44,837
Series 2005-J, Class 3A1
4.024%(cc)	11/25/35	15	15,398
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(cc)	05/27/47	960	952,473
Series 2018-1, Class A1, 144A
2.930%(cc)	02/25/48	3,102	3,102,220
Series 2018-1, Class A2, 144A
2.981%(cc)	02/25/48	890	890,447
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A, 1 Month LIBOR + 0.840%
2.648%(c)	09/19/44	1,267	1,241,880

A1293

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Connecticut Avenue Securities,
Series 2016-C01, Class 2M1, 1 Month LIBOR + 2.100%
3.972%(c)	08/25/28	1,556	$1,561,486
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.172%(c)	07/25/29	3,523	3,551,289
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
2.822%(c)	10/25/29	3,242	3,260,539
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
2.622%(c)	02/25/30	2,111	2,114,386
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
2.522%(c)	05/25/30	2,771	2,771,815
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600%
2.472%(c)	07/25/30	1,931	1,930,500
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	4	815
Fannie Mae REMICS,
Series 2017-16, Class FA, 1 Month LIBOR + 0.450%
2.322%(c)	03/25/47	3,209	3,232,190
FirstKey Mortgage Trust,
Series 2014-1, Class B2, 144A
4.015%(cc)	11/25/44	1,821	1,875,636
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	101	103,849
Series 4604, Class FH, 1 Month LIBOR + 0.500%
2.277%(c)	08/15/46	448	451,816
Series 4614, Class FG, 1 Month LIBOR + 0.500%
2.277%(c)	09/15/46	3,247	3,287,493
Series 4621, Class FK, 1 Month LIBOR + 0.500%
2.277%(c)	10/15/46	2,139	2,150,453
Series 4623, Class EF, 1 Month LIBOR + 0.450%
2.227%(c)	10/15/46	1,626	1,637,055
Series 4623, Class MF, 1 Month LIBOR + 0.500%
2.277%(c)	10/15/46	1,583	1,593,679
Series 4650, Class FL, 1 Month LIBOR + 0.450%
2.227%(c)	01/15/47	3,447	3,472,327
Series 4654, Class FK, 1 Month LIBOR + 0.500%
2.277%(c)	02/15/47	1,454	1,469,015
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M2, 1 Month LIBOR + 2.200%
4.072%(c)	09/25/24	2,162	2,231,562
Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%
3.722%(c)	10/25/27	4,325	4,414,703
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
4.722%(c)	04/25/28	1,937	2,007,591
Series 2015-HQ1, Class M2, 1 Month LIBOR + 2.200%
4.072%(c)	03/25/25	734	739,139
Series 2015-HQ2, Class M2, 1 Month LIBOR + 1.950%
3.822%(c)	05/25/25	6,269	6,435,893
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
4.772%(c)	07/25/28	2,235	2,293,110
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.222%(c)	03/25/29	2,046	2,082,322
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	07/25/29	990	998,996
Series 2017-DNA2, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	10/25/29	2,682	2,711,574

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-HQA1, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	08/25/29	2,546	$2,567,969
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
2.672%(c)	12/25/29	718	720,223
Series 2017-HQA3, Class M1, 1 Month LIBOR + 0.550%
2.422%(c)	04/25/30	820	819,830
Series 2018-HQA1, Class M1, 1 Month LIBOR + 0.700%
2.554%(c)	09/25/30	7,445	7,445,256
Series 2018-SPI1, Class M1, 144A^
3.746%(cc)	02/25/48	2,070	2,069,911
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.593%(cc)	12/25/46	5,658	5,629,661
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, 144A
3.500%(cc)	11/25/57	992	990,241
Government National Mortgage Assoc.,
Series 2013-82, Class IG, IO
3.500%	05/20/43	2,084	433,826
Series 2017-184, Class JH
3.000%	12/20/47	4,469	4,444,113
Series 2018-8, Class DA
3.000%	11/20/47	3,594	3,608,901
Series 2010-103, Class IN, IO
4.500%	02/20/39	80	4,048
Series 2010-164, Class MI, IO
4.000%	09/20/37	785	17,484
Series 2011-41, Class AI, IO
4.500%	12/20/39	380	22,280
Series 2011-88, Class EI, IO
4.500%	11/20/39	303	18,515
Series 2012-94, Class BI, IO
4.000%	05/20/37	2,483	323,585
Series 2013-24, Class OI, IO
4.000%	02/20/43	901	180,427
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.466%(cc)	07/25/44	732	717,388
MortgageIT Trust,
Series 2005-2, Class 1M1, 1 Month LIBOR + 0.660%
2.532%(c)	05/25/35	1,868	1,780,601
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	950	923,262
Sequoia Mortgage Trust,
Series 2017-5, Class B1, 144A
3.885%(cc)	08/25/47	2,291	2,283,812
Series 2018-CH1, Class A2, 144A
3.500%(cc)	02/25/48	1,857	1,838,947
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR12, Class 2A1
3.453%(cc)	09/25/35	23	22,625
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
3.595%(cc)	01/25/34	12	12,117
Series 2004-G, Class A3
3.349%(cc)	06/25/34	55	55,944

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $100,868,175)			$101,592,228

A1294

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42	56	54,881
3.000%	01/01/43	64	62,568
3.000%	02/01/43	449	440,836
3.000%	02/01/43	193	189,970
3.000%	02/01/43	55	54,258
3.000%	02/01/43	26	25,120
3.000%	03/01/43	7,314	7,189,934
3.000%	03/01/43	181	177,865
3.000%	03/01/43	157	153,909
3.000%	03/01/43	76	74,521
3.000%	07/01/43	746	732,785
3.000%	07/01/43	566	556,019
3.000%	03/01/45	49	47,865
3.000%	04/01/45	242	236,683
3.000%	05/01/45	3,725	3,647,056
3.000%	06/01/45	379	371,079
3.000%	06/01/45	75	73,674
3.000%	07/01/45	240	234,811
3.500%	04/01/42	464	467,364
3.500%	04/01/42	38	38,168
3.500%	08/01/42	618	622,405
3.500%	08/01/42	135	136,105
3.500%	08/01/42	128	129,343
3.500%	09/01/42	136	137,340
3.500%	09/01/42	20	20,232
3.500%	10/01/42	170	170,869
3.500%	10/01/42	16	16,321
3.500%	11/01/42	89	89,999
3.500%	12/01/42	956	962,758
3.500%	01/01/43	917	923,963
3.500%	03/01/43	3,811	3,839,602
3.500%	04/01/43	887	893,938
3.500%	04/01/43	126	127,113
3.500%	04/01/43	33	33,371
3.500%	05/01/43	2,268	2,285,674
3.500%	10/01/43	277	279,040
3.500%	01/01/44	879	885,432
3.500%	05/01/45	812	815,404
3.500%	06/01/45	925	929,848
3.500%	06/01/45	150	150,384
3.500%	03/01/46	14,615	14,706,741
4.000%	06/01/24	108	111,720
4.000%	07/01/24	86	88,156
4.000%	09/01/25	74	75,765
4.000%	08/01/26	581	599,523
4.000%	06/01/33	548	570,642
4.000%	10/01/40	51	52,478
4.000%	10/01/40	29	29,557
4.000%	10/01/40	12	12,101
4.000%	11/01/40	29	30,159
4.000%	12/01/40	1,767	1,829,673
4.000%	12/01/40	1,289	1,334,306
4.000%	12/01/40	683	707,343

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	12/01/40	10		$9,892
4.000%	02/01/41	450		465,702
4.000%	02/01/41	34		35,066
4.000%	04/01/41	2,585		2,676,066
4.000%	09/01/41	208		215,141
4.000%	09/01/41	110		113,993
4.000%	10/01/41	543		561,709
4.000%	10/01/41	197		204,134
4.000%	10/01/41	164		169,409
4.000%	12/01/41	395		408,540
4.000%	03/01/42	36		37,425
4.000%	04/01/42	241		249,767
4.000%	04/01/42	76		78,213
4.000%	04/01/42	42		43,558
4.000%	05/01/43	273		283,518
4.500%	04/01/19	1		997
4.500%	09/01/23	192		199,871
4.500%	05/01/39	178		188,045
4.500%	06/01/39	108		114,291
4.500%	08/01/39	984		1,041,030
4.500%	10/01/39	1,390		1,470,688
4.500%	10/01/39	1,340		1,416,546
4.500%	10/01/39	71		74,757
4.500%	10/01/39	20		21,313
4.500%	12/01/39	90		95,138
4.500%	03/01/40	221		234,065
4.500%	05/01/40	94		98,976
4.500%	08/01/40	330		348,877
4.500%	10/01/40	240		253,948
4.500%	02/01/41	93		98,721
4.500%	02/01/41	59		62,826
4.500%	02/01/41	56		59,747
4.500%	02/01/41	37		38,997
4.500%	03/01/41	166		175,222
4.500%	04/01/41	696		736,139
4.500%	04/01/41	265		280,592
4.500%	10/01/41	2,282		2,414,534
4.500%	02/01/44	56		58,861
4.500%	03/01/44	140		146,488
4.500%	03/01/44	88		92,606
4.500%	03/01/44	69		72,731
4.500%	03/01/44	23		24,584
5.000%	10/01/18	—	(r)	456
5.000%	11/01/18	—	(r)	441
5.000%	06/01/23	76		79,193
5.000%	07/01/25	3		2,588
5.000%	07/01/33	1		1,381
5.000%	11/01/33	14		15,266
5.000%	11/01/33	9		9,429
5.000%	11/01/33	8		8,607
5.000%	11/01/33	5		5,678
5.000%	07/01/35	2,260		2,438,109
5.000%	11/01/35	260		283,173
5.000%	12/01/35	4		4,097
5.000%	04/01/40	184		198,926
5.000%	04/01/40	22		23,615
5.000%	06/01/40	142		154,135
5.000%	07/01/40	120		129,705

A1295

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	07/01/40	22		$23,671
5.000%	08/01/40	715		770,814
5.000%	08/01/40	231		248,597
5.000%	08/01/40	91		98,650
5.000%	06/01/41	290		315,248
5.000%	07/01/41	160		172,902
5.000%	07/01/41	116		124,476
5.000%	07/01/41	99		106,876
5.000%	07/01/41	32		33,930
5.500%	12/01/18	—	(r)	119
5.500%	09/01/20	12		12,223
5.500%	09/01/20	10		10,043
5.500%	09/01/20	4		4,390
5.500%	03/01/34	77		85,110
5.500%	07/01/35	53		58,143
5.500%	01/01/38	1,424		1,570,716
5.500%	06/01/41	554		608,122
6.000%	10/01/32	1		826
6.000%	03/01/33	17		18,901
6.000%	12/01/33	440		496,154
6.000%	12/01/33	35		39,772
6.000%	06/01/37	3		3,762
6.000%	07/01/38	9		9,651
6.000%	08/01/38	16		17,997
6.500%	08/01/36	27		30,131
6.500%	09/01/39	71		80,374
7.000%	06/01/32	3		3,466
7.000%	06/01/32	1		1,102
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%
3.413%(c)	10/01/36	4		4,488
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.590%
3.338%(c)	10/01/36	4		3,657
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.630%
3.389%(c)	04/01/37	106		110,687
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.720%
3.473%(c)	01/01/36	3		3,518
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.730%
3.507%(c)	07/01/35	9		9,257
3.608%(c)	02/01/37	57		59,004
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
3.627%(c)	02/01/35	38		39,698
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.770%
3.640%(c)	02/01/37	19		19,511
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.790%
3.535%(c)	09/01/32	1		726
3.543%(c)	03/01/36	14		14,887
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.810%
3.557%(c)	01/01/37	11		11,833
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.900%
3.650%(c)	11/01/35	6		6,510
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.960%
3.790%(c)	02/01/37	33		34,884
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.970%
3.708%(c)	11/01/36	7		7,232
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.010%
3.761%(c)	12/01/36	2		1,701
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.150%
3.988%(c)	02/01/37	33		34,664

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.
1.500%	06/22/20	13,193	$12,937,689
2.500%	11/01/29	36	35,400
2.500%	07/01/30	5,027	4,943,829
2.500%	07/01/30	1,829	1,798,834
2.500%	01/01/31	341	334,174
2.500%	05/01/32	5,010	4,912,869
2.500%	11/01/42	426	402,421
2.500%	01/01/43	102	96,496
2.500%	02/01/43	5,434	5,146,497
2.500%	02/01/43	92	86,962
2.500%	03/01/43	496	469,425
2.500%	03/01/43	294	278,277
2.500%	07/01/46	28	26,793
3.000%	01/01/27	654	656,934
3.000%	10/01/28	5,920	5,934,000
3.000%	11/01/28	1,352	1,355,302
3.000%	02/01/29	1,369	1,371,682
3.000%	08/01/32	5,985	5,981,061
3.000%	10/01/32	6,184	6,180,689
3.000%	04/01/33	30	29,485
3.000%	06/01/33	67	65,511
3.000%	11/01/36	6,533	6,495,009
3.000%	11/01/36	4,632	4,605,209
3.000%	10/01/37	6,319	6,276,329
3.000%	09/01/42	574	564,875
3.000%	10/01/42	1,986	1,955,008
3.000%	10/01/42	1,616	1,591,414
3.000%	10/01/42	573	564,075
3.000%	11/01/42	4,601	4,530,249
3.000%	11/01/42	3,547	3,492,139
3.000%	11/01/42	371	365,008
3.000%	11/01/42	310	304,801
3.000%	01/01/43	52	51,157
3.000%	02/01/43	255	250,986
3.000%	02/01/43	73	71,466
3.000%	02/01/43	56	54,999
3.000%	02/01/43	54	53,066
3.000%	02/01/43	33	32,833
3.000%	02/01/43	15	14,708
3.000%	02/01/43	13	12,610
3.000%	03/01/43	679	667,860
3.000%	03/01/43	133	130,776
3.000%	03/01/43	75	73,662
3.000%	04/01/43	8,865	8,728,356
3.000%	04/01/43	58	57,155
3.000%	04/01/43	21	20,203
3.000%	05/01/43	198	195,368
3.000%	05/01/43	129	126,857
3.000%	05/01/43	59	57,640
3.000%	08/01/43	7,456	7,341,204
3.000%	08/01/43	1,725	1,696,049
3.000%	08/01/43	911	887,279
3.000%	08/01/43	140	138,282
3.000%	12/01/43	1,029	1,012,883
3.000%	02/01/44	224	217,939
3.000%	09/01/44	376	369,949
3.000%	12/01/44	23	22,769

A1296

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	04/01/45	179	$174,327
3.000%	05/01/45	385	377,485
3.000%	05/01/45	26	25,289
3.000%	07/01/45	166	162,733
3.000%	07/01/45	164	160,756
3.000%	08/01/45	961	940,111
3.000%	09/01/45	329	321,789
3.000%	08/01/46	722	703,416
3.000%	09/01/46	770	750,056
3.000%	10/01/46	17,002	16,629,260
3.000%	10/01/46	7,455	7,280,565
3.000%	10/01/46	5,029	4,918,897
3.000%	10/01/46	458	447,310
3.000%	11/01/46	8,417	8,232,292
3.000%	11/01/46	6,152	6,017,134
3.000%	11/01/46	5,036	4,929,950
3.000%	11/01/46	2,738	2,680,589
3.000%	11/01/46	2,338	2,288,248
3.000%	11/01/46	1,573	1,539,499
3.000%	11/01/46	1,041	1,018,569
3.000%	12/01/46	15,520	15,192,865
3.000%	12/01/46	7,436	7,278,746
3.000%	12/01/46	7,419	7,263,684
3.000%	12/01/46	6,565	6,421,277
3.000%	12/01/46	4,937	4,828,282
3.000%	12/01/46	1,307	1,279,536
3.000%	01/01/47	4,210	4,121,152
3.000%	05/01/47	6,319	6,168,623
3.000%	02/01/48	6,651	6,492,187
3.000%	TBA	29,250	28,527,891
3.000%	TBA	10,470	10,456,368
3.500%	TBA	33,650	34,306,649
3.500%	10/01/28	806	822,319
3.500%	07/01/30	131	134,335
3.500%	08/01/30	685	699,307
3.500%	11/01/32	5,737	5,863,408
3.500%	01/01/34	127	130,245
3.500%	01/01/34	89	90,428
3.500%	01/01/34	41	41,558
3.500%	01/01/34	17	17,854
3.500%	02/01/35	420	427,741
3.500%	01/01/36	4,095	4,172,975
3.500%	12/01/41	210	211,872
3.500%	06/01/42	810	815,690
3.500%	06/01/42	515	518,993
3.500%	07/01/42	5,491	5,532,661
3.500%	07/01/42	677	681,864
3.500%	08/01/42	1,387	1,397,431
3.500%	09/01/42	1,921	1,935,033
3.500%	10/01/42	4,263	4,295,646
3.500%	11/01/42	299	301,615
3.500%	01/01/43	1,744	1,756,916
3.500%	01/01/43	1,161	1,169,514
3.500%	03/01/43	6,649	6,699,419
3.500%	04/01/43	231	232,989
3.500%	06/01/43	982	990,008
3.500%	06/01/43	817	824,206
3.500%	07/01/43	1,108	1,117,384

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	07/01/43	632	$637,469
3.500%	07/01/43	423	426,074
3.500%	07/01/43	276	277,767
3.500%	07/01/43	212	213,864
3.500%	08/01/43	2,222	2,239,007
3.500%	08/01/43	334	337,198
3.500%	08/01/43	281	283,133
3.500%	09/01/43	2,893	2,918,048
3.500%	01/01/44	3,286	3,319,404
3.500%	01/01/44	1,122	1,130,355
3.500%	03/01/44	1,333	1,343,405
3.500%	07/01/44	841	847,824
3.500%	12/01/44	3,094	3,117,671
3.500%	03/01/45	4,252	4,292,376
3.500%	04/01/45	9,251	9,296,081
3.500%	04/01/45	6,432	6,461,080
3.500%	06/01/45	6,934	6,962,375
3.500%	07/01/45	4,624	4,643,528
3.500%	09/01/45	11,031	11,076,402
3.500%	11/01/45	12,626	12,670,723
3.500%	11/01/45	156	156,445
3.500%	12/01/45	32,804	32,910,106
3.500%	12/01/45	1,843	1,849,312
3.500%	12/01/45	1,616	1,621,552
3.500%	01/01/46	2,610	2,618,781
3.500%	01/01/46	2,013	2,022,524
3.500%	01/01/46	1,547	1,554,595
3.500%	04/01/46	11,866	11,903,877
3.500%	06/01/46	1,989	2,001,255
3.500%	08/01/46	345	345,636
3.500%	10/01/46	158	158,155
3.500%	04/01/47	5,972	5,990,892
3.500%	02/01/48	7,561	7,584,040
3.500%	08/01/56	6,823	6,823,799
3.500%	TBA	50,405	50,510,336
4.000%	04/01/24	242	248,526
4.000%	09/01/25	412	423,987
4.000%	11/01/25	167	171,722
4.000%	01/01/26	240	246,625
4.000%	04/01/26	1,103	1,135,466
4.000%	04/01/26	320	329,209
4.000%	06/01/26	382	393,164
4.000%	09/01/26	1,110	1,142,802
4.000%	09/01/26	270	277,880
4.000%	09/01/26	46	47,901
4.000%	11/01/26	61	63,519
4.000%	02/01/27	486	499,822
4.000%	11/01/40	8,025	8,269,019
4.000%	11/01/40	1,974	2,041,255
4.000%	12/01/40	4,076	4,213,747
4.000%	12/01/40	2,125	2,196,883
4.000%	01/01/41	1,287	1,330,378
4.000%	01/01/41	217	224,243
4.000%	02/01/41	802	828,914
4.000%	02/01/41	247	255,676
4.000%	03/01/41	1,959	2,025,148
4.000%	04/01/41	709	732,502
4.000%	10/01/41	3,772	3,898,892

A1297

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	10/01/41	805	$831,668
4.000%	11/01/41	683	706,303
4.000%	11/01/41	58	60,109
4.000%	12/01/41	83	85,881
4.000%	01/01/42	4,628	4,784,197
4.000%	01/01/42	1,367	1,412,964
4.000%	01/01/42	937	968,565
4.000%	02/01/42	973	1,005,811
4.000%	02/01/42	745	770,480
4.000%	02/01/42	86	88,608
4.000%	04/01/42	157	162,574
4.000%	04/01/42	116	119,697
4.000%	05/01/42	4,316	4,461,474
4.000%	08/01/42	2,681	2,770,768
4.000%	09/01/43	7,248	7,478,329
4.000%	11/01/44	6,243	6,419,300
4.000%	03/01/45	1,224	1,264,145
4.000%	03/01/45	592	611,283
4.000%	05/01/45	514	528,453
4.000%	06/01/45	16,601	17,076,175
4.000%	07/01/45	332	341,094
4.000%	09/01/45	720	739,752
4.000%	10/01/45	1,440	1,479,426
4.000%	12/01/45	1,528	1,569,863
4.000%	03/01/46	9,481	9,775,110
4.000%	03/01/46	8,011	8,236,366
4.000%	09/01/46	552	566,619
4.000%	02/01/47	3,290	3,378,960
4.000%	06/01/47	17,869	18,350,403
4.000%	04/15/46	117,905	120,993,534
4.500%	05/01/19	5	4,554
4.500%	10/01/19	2	1,665
4.500%	11/01/19	2	2,334
4.500%	11/01/20	4	4,205
4.500%	04/01/23	100	104,339
4.500%	12/01/23	4	4,217
4.500%	08/01/24	29	30,591
4.500%	04/01/26	600	625,282
4.500%	04/01/26	135	139,839
4.500%	07/01/26	61	63,670
4.500%	10/01/26	255	265,677
4.500%	01/01/27	1,007	1,049,596
4.500%	09/01/39	840	888,128
4.500%	12/01/39	2,117	2,238,946
4.500%	12/01/39	1,130	1,194,768
4.500%	04/01/40	1,393	1,473,670
4.500%	07/01/40	152	161,254
4.500%	09/01/40	2,116	2,237,862
4.500%	11/01/40	2,893	3,059,601
4.500%	12/01/40	4,301	4,549,880
4.500%	12/01/40	1,421	1,503,201
4.500%	12/01/40	241	255,285
4.500%	02/01/41	840	888,976
4.500%	02/01/41	428	452,982
4.500%	02/01/41	300	317,154
4.500%	05/01/41	62	65,895
4.500%	06/01/41	213	225,568
4.500%	06/01/41	178	186,897

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	08/01/41	54		$56,997
4.500%	10/01/41	37		38,715
4.500%	10/01/41	30		31,943
4.500%	11/01/41	811		857,707
4.500%	11/01/41	34		36,052
4.500%	04/01/42	335		354,056
4.500%	08/01/42	77		81,454
4.500%	09/01/42	200		210,993
4.500%	09/01/42	106		111,617
4.500%	09/01/42	65		68,320
4.500%	10/01/42	501		529,803
4.500%	09/01/43	171		179,707
4.500%	10/01/43	124		130,174
4.500%	11/01/43	123		129,308
4.500%	06/01/44	152		160,690
4.500%	08/01/44	356		373,727
4.500%	10/01/44	265		280,111
4.500%	11/01/44	475		498,919
4.500%	12/01/44	314		329,257
4.500%	02/01/45	261		273,761
4.500%	02/01/45	110		116,012
4.500%	10/01/46	8,177		8,564,250
4.500%	04/01/47	3,977		4,170,279
4.500%	TBA	8,385		8,779,848
4.500%	04/15/46	10,940		11,455,162
5.000%	TBA	7,565		8,080,366
5.000%	05/01/18	—	(r)	130
5.000%	12/01/18	1		530
5.000%	12/01/19	36		36,139
5.000%	01/01/20	2		1,948
5.000%	05/01/20	8		7,910
5.000%	12/01/20	97		98,762
5.000%	02/01/21	18		18,160
5.000%	06/01/23	5		5,293
5.000%	09/01/23	853		911,630
5.000%	01/01/24	128		131,884
5.000%	06/01/24	64		67,848
5.000%	09/01/25	79		82,766
5.000%	09/01/33	330		356,763
5.000%	10/01/33	32		34,529
5.000%	11/01/33	204		219,726
5.000%	11/01/33	198		214,204
5.000%	02/01/34	1,587		1,713,290
5.000%	03/01/34	796		862,210
5.000%	03/01/34	365		393,670
5.000%	03/01/34	183		197,040
5.000%	03/01/34	25		27,559
5.000%	04/01/34	17		18,146
5.000%	05/01/34	216		232,520
5.000%	07/01/34	18		19,410
5.000%	03/01/35	758		818,098
5.000%	04/01/35	886		956,941
5.000%	04/01/35	82		88,852
5.000%	05/01/35	104		112,005
5.000%	06/01/35	103		111,434
5.000%	06/01/35	48		51,331
5.000%	06/01/35	27		29,686
5.000%	07/01/35	705		761,069

A1298

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	08/01/35	724		$781,898
5.000%	09/01/35	64		69,067
5.000%	10/01/35	702		757,827
5.000%	10/01/35	128		138,491
5.000%	10/01/35	43		46,518
5.000%	03/01/36	240		258,924
5.000%	12/01/36	981		1,051,331
5.000%	12/01/36	21		22,744
5.000%	07/01/37	17		18,299
5.000%	02/01/38	90		97,349
5.000%	05/01/38	571		616,821
5.000%	12/01/38	119		128,492
5.000%	06/01/39	72		77,696
5.000%	06/01/40	354		382,908
5.000%	08/01/40	612		661,245
5.000%	08/01/40	409		441,947
5.000%	04/01/41	1,136		1,223,978
5.000%	06/01/41	250		270,545
5.000%	06/01/41	45		48,597
5.000%	08/01/41	122		132,127
5.000%	09/01/41	714		772,358
5.000%	01/01/42	684		739,606
5.000%	02/01/42	177		191,153
5.000%	05/01/42	402		435,003
5.000%	07/01/42	891		963,795
5.000%	11/01/44	1,482		1,601,962
5.000%	11/01/44	482		519,706
5.500%	06/01/18	—	(r)	1
5.500%	04/01/19	—	(r)	204
5.500%	07/01/19	1		1,371
5.500%	07/01/19	1		967
5.500%	08/01/19	3		2,699
5.500%	09/01/19	50		50,185
5.500%	09/01/19	4		3,872
5.500%	10/01/19	1		776
5.500%	07/01/20	7		7,159
5.500%	08/01/21	3		2,852
5.500%	09/01/21	7		7,048
5.500%	09/01/21	4		4,165
5.500%	09/01/21	3		3,560
5.500%	11/01/21	12		12,627
5.500%	03/01/22	8		7,983
5.500%	03/01/22	—	(r)	359
5.500%	05/01/22	2		1,768
5.500%	07/01/22	2		1,931
5.500%	07/01/22	1		1,112
5.500%	08/01/22	11		11,650
5.500%	08/01/22	—	(r)	368
5.500%	01/01/23	138		144,251
5.500%	09/01/34	307		337,282
5.500%	11/01/34	24		26,358
5.500%	12/01/34	88		96,763
5.500%	04/01/35	62		68,451
5.500%	11/01/35	291		320,238
5.500%	12/01/35	79		86,417
5.500%	01/01/36	82		89,771
5.500%	01/01/36	12		12,741
5.500%	03/01/36	19		20,671

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	03/01/36	11		$12,275
5.500%	05/01/36	786		862,882
5.500%	05/01/36	385		420,635
5.500%	07/01/36	1,607		1,767,218
5.500%	11/01/36	7		7,693
5.500%	08/01/37	882		969,053
5.500%	08/01/37	489		537,069
5.500%	08/01/37	116		127,953
5.500%	08/01/37	18		19,721
5.500%	09/01/37	314		344,464
5.500%	02/01/38	762		836,479
5.500%	02/01/38	122		134,046
5.500%	09/01/38	448		491,498
5.500%	04/01/39	229		253,582
5.500%	05/01/39	259		282,855
5.500%	03/01/40	490		538,533
5.500%	03/01/41	3,676		4,037,342
5.500%	09/01/41	762		835,131
5.500%	09/01/41	4		4,295
5.500%	TBA	5,975		6,493,145
6.000%	04/01/21	5		5,034
6.000%	07/01/21	—	(r)	210
6.000%	11/01/32	18		20,351
6.000%	03/01/33	19		21,454
6.000%	04/01/33	31		35,248
6.000%	02/01/34	185		207,786
6.000%	08/01/34	15		16,459
6.000%	11/01/34	790		889,917
6.000%	11/01/34	12		13,158
6.000%	11/01/35	131		147,140
6.000%	12/01/35	30		34,140
6.000%	02/01/36	997		1,120,938
6.000%	04/01/36	—	(r)	94
6.000%	05/01/36	310		349,046
6.000%	05/01/36	277		311,231
6.000%	06/01/36	31		34,800
6.000%	09/01/36	2,128		2,394,796
6.000%	09/01/36	41		46,153
6.000%	11/01/36	65		72,680
6.000%	12/01/36	9		10,450
6.000%	01/01/37	28		31,259
6.000%	01/01/37	—	(r)	278
6.000%	02/01/37	311		349,970
6.000%	02/01/37	20		22,068
6.000%	03/01/37	1,613		1,812,067
6.000%	03/01/37	723		812,148
6.000%	03/01/37	114		127,838
6.000%	05/01/37	13		14,968
6.000%	05/01/37	—	(r)	480
6.000%	06/01/37	40		44,778
6.000%	08/01/37	3,462		3,897,581
6.000%	08/01/37	236		265,775
6.000%	10/01/37	18		19,852
6.000%	02/01/38	90		100,607
6.000%	03/01/38	900		1,013,447
6.000%	04/01/38	37		41,095
6.000%	05/01/38	248		278,514
6.000%	08/01/38	23		25,969

A1299

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	09/01/38	51		$57,831
6.000%	10/01/38	205		229,430
6.000%	12/01/38	9		9,945
6.000%	04/01/39	15		17,372
6.000%	06/01/39	293		328,475
6.000%	09/01/39	1,151		1,293,696
6.000%	10/01/39	329		369,557
6.000%	02/01/40	155		173,726
6.000%	10/01/40	300		337,171
6.500%	07/01/32	128		143,654
6.500%	07/01/32	77		86,050
6.500%	07/01/32	8		8,630
6.500%	12/01/32	32		35,827
6.500%	12/01/32	10		10,874
6.500%	07/01/35	37		41,769
6.500%	12/01/35	337		378,738
6.500%	07/01/36	1,276		1,427,183
6.500%	07/01/36	5		5,374
6.500%	08/01/36	270		302,060
6.500%	08/01/36	225		253,186
6.500%	08/01/36	60		67,080
6.500%	09/01/36	540		610,639
6.500%	09/01/36	129		144,092
6.500%	10/01/36	276		309,073
6.500%	10/01/36	16		18,199
6.500%	11/01/36	9		10,132
6.500%	12/01/36	4		4,788
6.500%	08/01/37	14		15,554
6.500%	10/01/37	174		194,848
6.500%	10/01/37	5		5,215
6.500%	08/01/38	95		106,009
6.500%	06/01/39	64		71,640
6.500%	10/01/39	321		360,276
6.500%	05/01/40	380		424,649
6.500%	05/01/40	309		347,445
7.000%	01/01/31	—	(r)	235
7.000%	04/01/32	—	(r)	320
7.000%	04/01/37	29		30,364
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340%
3.090%(c)	12/01/35	3		3,380
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530%
3.287%(c)	07/01/35	12		12,378
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%
3.342%(c)	12/01/35	13		14,063
Federal National Mortgage Assoc., 12 Month LIBOR + 1.660%
3.408%(c)	08/01/37	25		25,690
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700%
3.450%(c)	11/01/37	65		68,063
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750%
3.500%(c)	09/01/36	—	(r)	83
Federal National Mortgage Assoc., 12 Month LIBOR + 1.790%
3.536%(c)	08/01/36	19		20,353
Federal National Mortgage Assoc., 12 Month LIBOR + 1.890%
3.642%(c)	12/01/35	5		4,885
Government National Mortgage Assoc.
2.500%	10/20/42	2,522		2,428,962
2.500%	12/20/42	3,727		3,589,925
2.500%	01/20/43	2,470		2,379,001

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	10/15/42	87	$85,817
3.000%	12/15/42	24	23,381
3.000%	05/15/43	68	67,434
3.000%	05/20/43	2,681	2,651,342
3.000%	06/15/43	12	11,709
3.000%	07/15/43	154	152,722
3.000%	08/20/43	2,013	1,991,008
3.000%	09/20/43	1,901	1,879,980
3.000%	01/20/44	198	196,035
3.000%	02/20/44	544	537,458
3.000%	08/20/45	7,177	7,096,601
3.000%	04/20/46	1,700	1,680,139
3.000%	05/20/46	470	464,551
3.000%	05/20/46	222	219,366
3.000%	06/20/46	935	921,974
3.000%	07/20/46	1,628	1,606,452
3.000%	07/20/46	1,185	1,169,578
3.000%	07/20/46	888	876,016
3.000%	07/20/46	851	840,027
3.000%	07/20/46	476	470,361
3.000%	07/20/46	277	272,618
3.000%	08/20/46	5,050	4,982,031
3.000%	08/20/46	667	659,125
3.000%	08/20/46	607	599,256
3.000%	08/20/46	388	382,326
3.000%	09/20/46	7,189	7,095,611
3.000%	09/20/46	384	378,428
3.000%	09/20/46	383	378,143
3.000%	11/20/46	2,710	2,672,534
3.000%	12/20/46	882	869,498
3.000%	04/15/46	2,715	2,671,040
3.500%	05/20/42	66	66,830
3.500%	07/20/42	201	203,619
3.500%	08/20/42	1,633	1,657,577
3.500%	09/20/42	5,248	5,328,351
3.500%	10/20/42	2,436	2,473,792
3.500%	11/20/42	37	37,195
3.500%	12/20/42	777	789,176
3.500%	03/20/43	1,851	1,870,091
3.500%	04/20/43	78	79,677
3.500%	05/20/43	825	837,362
3.500%	08/20/43	65	65,757
3.500%	09/20/43	7,015	7,122,714
3.500%	11/15/43	1,619	1,643,616
3.500%	10/20/44	3,206	3,244,411
3.500%	10/20/44	342	346,142
3.500%	02/15/45	389	394,336
3.500%	02/20/45	849	859,617
3.500%	04/20/45	183	184,746
3.500%	05/20/45	599	606,013
3.500%	05/20/45	278	281,229
3.500%	01/20/46	162	163,420
3.500%	02/20/46	4,085	4,132,270
3.500%	02/20/46	3,795	3,846,555
3.500%	05/20/46	254	257,231
3.500%	05/20/46	47	47,263
3.500%	05/20/46	34	34,670
3.500%	06/20/46	283	286,363

A1300

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	08/20/47	1,642	$1,659,809
3.500%	09/20/47	11,936	12,063,377
4.000%	09/20/25	90	93,210
4.000%	11/20/25	185	191,123
4.000%	01/20/26	52	53,893
4.000%	02/20/41	149	155,489
4.000%	05/20/41	1,400	1,463,727
4.000%	10/15/41	229	238,905
4.000%	10/15/41	193	201,611
4.000%	10/15/41	48	50,139
4.000%	10/20/41	1,375	1,437,485
4.000%	11/20/41	266	277,854
4.000%	12/20/41	129	134,484
4.000%	09/20/42	120	124,755
4.000%	11/20/42	96	100,219
4.000%	02/20/44	3,641	3,769,106
4.000%	05/20/46	6,547	6,765,680
4.000%	05/20/47	32,772	33,768,066
4.000%	08/20/47	4,347	4,471,515
4.500%	05/15/39	19	19,955
4.500%	11/20/39	189	198,527
4.500%	02/20/40	1,628	1,710,969
4.500%	05/20/40	1,447	1,521,408
4.500%	06/15/40	205	217,119
4.500%	06/15/40	71	75,238
4.500%	06/15/40	13	13,587
4.500%	07/15/40	46	48,269
4.500%	08/15/40	97	102,648
4.500%	09/15/40	220	232,734
4.500%	09/20/40	775	814,963
4.500%	11/20/40	404	424,628
4.500%	02/20/41	1,790	1,881,919
4.500%	03/15/41	297	313,590
4.500%	03/20/41	2,053	2,158,919
4.500%	05/20/41	111	116,740
4.500%	07/20/41	243	255,771
4.500%	09/15/45	933	987,132
4.500%	01/20/46	1,069	1,123,317
4.500%	07/20/46	461	484,301
4.500%	08/20/46	730	767,044
4.500%	09/20/46	589	618,619
4.500%	01/20/47	1,743	1,822,459
4.500%	03/20/47	1,651	1,725,719
4.500%	07/20/47	5,485	5,705,613
4.500%	08/20/47	19,185	19,958,624
4.500%	09/20/47	9,527	9,914,158
4.500%	TBA	4,930	5,125,178
5.000%	03/20/34	1	1,579
5.000%	07/20/39	280	302,094
5.000%	08/15/39	24	26,250
5.000%	09/15/39	231	247,807
5.000%	10/15/39	226	241,465
5.000%	10/15/39	41	44,614
5.000%	10/20/39	14	15,173
5.000%	12/15/39	5,028	5,401,671
5.000%	02/15/40	375	406,893
5.000%	02/15/40	375	406,893
5.000%	04/15/40	189	202,642

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	05/20/40	1,184		$1,273,776
5.000%	06/15/40	191		204,754
5.000%	06/20/40	812		882,035
5.000%	07/15/40	22		24,120
5.000%	08/15/40	37		39,670
5.000%	08/20/40	612		652,872
5.000%	09/15/40	35		37,283
5.000%	09/15/40	30		32,268
5.000%	09/20/40	394		428,470
5.000%	03/20/41	801		857,522
5.000%	08/20/41	867		928,527
5.000%	06/20/47	1,889		1,993,033
5.000%	07/20/47	1,265		1,333,795
5.000%	08/20/47	2,232		2,357,193
5.000%	09/20/47	8,302		8,753,868
5.000%	10/20/47	12,531		13,208,664
5.000%	11/20/47	4,400		4,637,867
5.000%	01/20/48	6,501		6,853,399
5.500%	10/20/32	2		2,724
5.500%	03/20/34	8		8,821
5.500%	06/15/35	242		266,905
5.500%	01/20/36	1,665		1,817,450
6.000%	12/20/38	2,483		2,806,146
6.500%	09/20/32	6		6,413
6.500%	12/20/33	3		3,086
8.000%	06/15/22	—	(r)	106
8.000%	09/15/22	—	(r)	306
8.000%	07/15/23	—	(r)	314
8.500%	06/15/26	2		1,656
9.500%	01/15/20	—	(r)	52

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,279,605,652)				1,263,362,970

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
2.500%	02/15/46	2,715		2,470,968
2.500%	05/15/46	19,885		18,082,922
2.750%	08/15/47	39,220		37,484,209
2.875%	08/15/45	17,245		16,935,129
2.875%	11/15/46	11,775		11,547,779
3.000%	11/15/44	37,120		37,366,500
3.000%	05/15/45	44,806		45,087,788
3.000%	05/15/47	5,190		5,215,342
3.125%	02/15/43	49,805		51,340,006
4.500%	02/15/36	8,225		10,163,337
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	1,032		1,090,278
0.125%	04/15/20	2,671		2,814,306
0.125%	04/15/21	4,800		4,974,052
0.125%	01/15/22	1,597		1,728,880
0.125%	04/15/22	44,261		44,451,799
0.125%	07/15/22	3,876		4,133,817
0.125%	01/15/23	2,779		2,933,194
0.125%	07/15/24	4,172		4,252,370
0.125%	07/15/26	2,953		2,933,121
0.250%	01/15/25	3,221		3,294,816
0.375%	07/15/25	3,307		3,411,068

A1301

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.375%	01/15/27		1,782	$1,781,392
0.375%	07/15/27		6,928	6,844,812
0.625%	01/15/24		2,456	2,621,505
0.625%	01/15/26		18,460	19,244,143
0.625%	02/15/43		142	144,245
0.750%	02/15/42		1,022	1,091,171
0.750%	02/15/45		432	438,195
0.875%	02/15/47		1,053	1,072,553
1.000%	02/15/46		971	1,039,871
1.000%	02/15/48		301	310,220
1.125%	01/15/21		1,679	1,945,068
1.250%	07/15/20		1,436	1,674,681
1.375%	02/15/44		1,236	1,460,710
1.875%	07/15/19		939	1,118,748
2.125%	01/15/19		782	918,184
2.125%	02/15/40		628	908,498
2.125%	02/15/41		863	1,239,454
2.500%	01/15/29		113	153,902
3.375%	04/15/32		147	276,146
3.625%	04/15/28		488	958,254
3.875%	04/15/29		581	1,165,109
U.S. Treasury Notes
0.875%	06/15/19	(a)	66,975	65,936,364
1.500%	05/31/19		84,205	83,547,148
1.625%	08/31/22		4,990	4,801,121
1.875%	09/30/22		56,560	54,962,622
2.000%	08/31/21	(k)	226,175	222,773,541
2.250%	02/15/27		28,465	27,358,645
2.250%	08/15/27		6,300	6,040,617
2.375%	01/31/23		9,230	9,154,285
2.375%	05/15/27		17,680	17,153,053

TOTAL U.S. TREASURY OBLIGATIONS (cost $860,413,582)				849,845,938

TOTAL LONG-TERM INVESTMENTS (cost $11,967,770,821)				13,469,899,825

			Shares
SHORT-TERM INVESTMENTS — 18.4%
AFFILIATED MUTUAL FUNDS — 18.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			1,833,407,428	1,833,407,428
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $890,274,200; includes $888,855,068 of cash collateral for securities on loan)(b)(w)			890,258,661	890,169,635

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,723,681,628)				2,723,577,063

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(h)(k)(n) — 0.4%
U.S. Treasury Bills
1.647%	07/12/18		2,380	2,368,377

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (h)(k)(n) (Continued)
1.670%	07/12/18	1,200	$1,194,140
1.674%	07/12/18	220	218,926
1.719%	07/12/18	54,565	54,298,523

TOTAL U.S. TREASURY OBLIGATIONS (cost $58,086,413)			58,079,966

FOREIGN TREASURY OBLIGATION(n) — 0.0%
Nigeria Treasury Bill (Nigeria) (cost $611,030)
19.005%	05/17/18	225,000	614,153

TOTAL SHORT-TERM INVESTMENTS (cost $2,782,379,071)			2,782,271,182

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.5% (cost $14,750,149,892)			16,252,171,007

OPTION WRITTEN~* — (0.0)% (premiums received $84,600)			(29,752)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.5% (cost $14,750,065,292)			16,252,141,255
Liabilities in excess of other assets(z) — (7.5)%			(1,127,302,683)

NET ASSETS — 100.0%			$15,124,838,572

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,573,516 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $875,768,402; cash collateral of $888,855,068 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

A1302

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal National Mortgage Assoc.	4.000%	TBA	04/12/18	$20,840	$(21,385,906)
Government National Mortgage Assoc.	3.000%	TBA	04/19/18	2,715	(2,671,040)

TOTAL FORWARD COMMITMENT CONTRACTS
(proceeds receivable $(24,006,682))					$(24,056,946)

Options Written:

OTC Swaptions:

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.S29, 12/20/22	Put	Goldman Sachs & Co.	04/18/18	$70.00	1.00%(Q)	CDX.NA.IG.S29(Q)	94,000	$(29,752)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,427	2 Year U.S. Treasury Notes	Jun. 2018	$516,002,956	$454,079
2,135	5 Year U.S. Treasury Notes	Jun. 2018	244,374,102	1,423,986
1,123	10 Year U.S. Treasury Notes	Jun. 2018	136,040,922	1,666,266
750	20 Year U.S. Treasury Bonds	Jun. 2018	109,968,750	2,701,219
503	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	80,715,781	2,098,062
265	ASX SPI 200 Index	Jun. 2018	29,186,636	(1,135,465)
1,582	Euro STOXX 50 Index	Jun. 2018	63,867,087	(693,740)
644	FTSE 100 Index	Jun. 2018	63,188,366	(1,147,483)
473	MSCI EAFE Index	Jun. 2018	47,314,189	(564,229)
1,182	Russell 2000 Mini Index	Jun. 2018	90,493,920	(2,697,051)
4,055	S&P 500 E-Mini Index	Jun. 2018	535,868,249	(19,464,354)
249	TOPIX Index	Jun. 2018	39,934,073	573,329

				(16,785,381)

Short Positions:
887	10 Year U.S. Treasury Notes	Jun. 2018	107,451,734	(1,258,402)
1,171	10 Year U.S. Ultra Treasury Notes	Jun. 2018	152,065,328	(2,483,029)

				(3,741,431)

				$(20,526,812)

Foreign currency of $548,760 has been segregated with JPMorgan Chase and securities with combined market values of $1,559,193 and $40,189,766 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open futures contracts at March 31, 2018.

A1303

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/16/18	JPMorgan Chase	AUD	11,540	$9,073,417	$8,863,368	$—	$(210,049)
Brazilian Real,
Expiring 04/06/18	BNP Paribas	BRL	4,718	1,417,668	1,428,146	10,478	—
Expiring 04/06/18	Deutsche Bank AG	BRL	4,728	1,487,190	1,431,173	—	(56,017)
Expiring 04/06/18	Hong Kong & Shanghai Bank	BRL	17,800	5,276,888	5,388,089	111,201	—
Expiring 04/06/18	Morgan Stanley	BRL	4,717	1,418,220	1,427,844	9,624	—
British Pound,
Expiring 04/16/18	Citigroup Global Markets	GBP	21,987	30,544,846	30,871,205	326,359	—
Expiring 04/16/18	Hong Kong & Shanghai Bank	GBP	395	553,980	554,606	626	—
Canadian Dollar,
Expiring 04/16/18	State Street Bank	CAD	6,193	4,837,736	4,808,614	—	(29,122)
Expiring 04/20/18	Goldman Sachs & Co.	CAD	1,806	1,405,425	1,402,396	—	(3,029)
Chilean Peso,
Expiring 04/06/18	Barclays Capital Group	CLP	205,974	339,415	341,088	1,673	—
Expiring 04/06/18	Barclays Capital Group	CLP	205,974	339,415	341,088	1,673	—
Expiring 04/06/18	Barclays Capital Group	CLP	205,974	339,415	341,088	1,673	—
Expiring 04/06/18	BNP Paribas	CLP	205,971	339,914	341,083	1,169	—
Expiring 04/06/18	Citigroup Global Markets	CLP	205,974	338,495	341,088	2,593	—
Expiring 04/06/18	Citigroup Global Markets	CLP	205,974	338,717	341,088	2,371	—
Colombian Peso,
Expiring 05/04/18	Deutsche Bank AG	COP	4,765,312	1,673,213	1,704,351	31,138	—
Euro,
Expiring 04/16/18	Citigroup Global Markets	EUR	43,551	53,842,537	53,655,904	—	(186,633)
Expiring 04/16/18	Morgan Stanley	EUR	552	682,643	680,078	—	(2,565)
Expiring 05/18/18	Hong Kong & Shanghai Bank	EUR	33	40,748	40,752	4	—
Indian Rupee,
Expiring 05/03/18	Goldman Sachs & Co.	INR	90,967	1,391,890	1,388,667	—	(3,223)
Japanese Yen,
Expiring 04/16/18	Citigroup Global Markets	JPY	4,520,116	42,502,746	42,528,379	25,633	—
Malaysian Ringgit,
Expiring 04/13/18	Deutsche Bank AG	MYR	1,203	293,892	310,851	16,959	—
Expiring 04/13/18	Hong Kong & Shanghai Bank	MYR	963	235,591	248,836	13,245	—
Expiring 04/13/18	Hong Kong & Shanghai Bank	MYR	962	235,346	248,577	13,231	—
Expiring 05/11/18	Deutsche Bank AG	MYR	3,448	876,439	890,120	13,681	—
Expiring 05/11/18	Deutsche Bank AG	MYR	578	146,921	149,214	2,293	—
Expiring 07/13/18	Deutsche Bank AG	MYR	782	201,235	201,577	342	—
Expiring 07/13/18	Deutsche Bank AG	MYR	782	201,313	201,577	264	—
Expiring 07/13/18	Hong Kong & Shanghai Bank	MYR	800	206,324	206,217	—	(107)
Expiring 07/13/18	Hong Kong & Shanghai Bank	MYR	782	202,041	201,577	—	(464)
Philippine Peso,
Expiring 04/06/18	JPMorgan Chase	PHP	71,087	1,358,437	1,361,868	3,431	—
Singapore Dollar,
Expiring 04/16/18	Morgan Stanley	SGD	7,516	5,714,403	5,734,707	20,304	—
South African Rand,
Expiring 06/08/18	Barclays Capital Group	ZAR	9,963	838,030	833,358	—	(4,672)
Swedish Krona,
Expiring 04/16/18	Barclays Capital Group	SEK	93,416	11,371,769	11,202,290	—	(169,479)
Swiss Franc,
Expiring 04/16/18	JPMorgan Chase	CHF	14,112	14,889,197	14,783,301	—	(105,896)

				$194,955,456	$194,794,165	609,965	(771,256)

A1304

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/04/18	BNP Paribas	ARS	22,753	$1,097,323	$1,108,874	$—	$(11,551)
Australian Dollar,
Expiring 04/16/18	Credit Suisse First Boston Corp.	AUD	456	352,736	350,234	2,502	—
Expiring 06/15/18	Canadian Imperial Bank of Commerce	AUD	372	291,929	285,771	6,158	—
Expiring 06/15/18	Citigroup Global Markets	AUD	372	292,265	285,771	6,494	—
Expiring 06/15/18	Hong Kong & Shanghai Bank	AUD	1,618	1,298,947	1,242,952	55,995	—
Expiring 06/15/18	Morgan Stanley	AUD	419	329,924	321,877	8,047	—
Expiring 06/15/18	Morgan Stanley	AUD	372	292,915	285,771	7,144	—
Expiring 06/15/18	Morgan Stanley	AUD	372	291,586	285,771	5,815	—
Brazilian Real,
Expiring 04/06/18	Barclays Capital Group	BRL	10,067	3,042,401	3,047,298	—	(4,897)
Expiring 04/06/18	Deutsche Bank AG	BRL	10,067	3,040,104	3,047,298	—	(7,194)
Expiring 04/06/18	JPMorgan Chase	BRL	10,124	3,062,867	3,064,552	—	(1,685)
Expiring 04/06/18	Morgan Stanley	BRL	1,705	526,885	516,106	10,779	—
Expiring 05/03/18	BNP Paribas	BRL	14,428	4,391,417	4,357,761	33,656	—
Expiring 05/03/18	Hong Kong & Shanghai Bank	BRL	15,534	4,743,786	4,691,812	51,974	—
Expiring 07/03/18	BNP Paribas	BRL	4,987	1,487,147	1,497,776	—	(10,629)
Expiring 07/03/18	Morgan Stanley	BRL	4,987	1,488,168	1,497,776	—	(9,608)
British Pound,
Expiring 04/20/18	Citigroup Global Markets	GBP	744	1,051,325	1,044,803	6,522	—
Expiring 04/20/18	Citigroup Global Markets	GBP	726	1,025,890	1,019,525	6,365	—
Canadian Dollar,
Expiring 04/20/18	Citigroup Global Markets	CAD	409	329,120	317,597	11,523	—
Expiring 04/20/18	Royal Bank of Canada	CAD	1,772	1,436,914	1,375,994	60,920	—
Chilean Peso,
Expiring 04/06/18	BNP Paribas	CLP	92,813	152,653	153,696	—	(1,043)
Expiring 04/06/18	Deutsche Bank AG	CLP	92,814	141,911	153,698	—	(11,787)
Expiring 04/06/18	Deutsche Bank AG	CLP	92,813	141,909	153,696	—	(11,787)
Expiring 04/06/18	Hong Kong & Shanghai Bank	CLP	771,775	1,273,346	1,278,041	—	(4,695)
Expiring 04/06/18	Hong Kong & Shanghai Bank	CLP	92,813	152,610	153,696	—	(1,086)
Expiring 04/06/18	Hong Kong & Shanghai Bank	CLP	92,813	152,610	153,696	—	(1,086)
Expiring 05/11/18	Barclays Capital Group	CLP	870,360	1,433,163	1,441,331	—	(8,168)
Expiring 05/11/18	Barclays Capital Group	CLP	92,813	153,081	153,700	—	(619)
Expiring 05/11/18	BNP Paribas	CLP	92,815	141,454	153,703	—	(12,249)
Expiring 05/11/18	BNP Paribas	CLP	92,815	141,454	153,703	—	(12,249)
Expiring 05/11/18	BNP Paribas	CLP	92,813	152,515	153,700	—	(1,185)
Expiring 05/11/18	Citigroup Global Markets	CLP	92,814	141,334	153,702	—	(12,368)
Expiring 06/08/18	Barclays Capital Group	CLP	201,369	331,685	333,394	—	(1,709)
Expiring 06/08/18	Barclays Capital Group	CLP	201,369	331,685	333,394	—	(1,709)
Expiring 06/08/18	Barclays Capital Group	CLP	201,369	331,685	333,394	—	(1,709)
Expiring 07/06/18	BNP Paribas	CLP	201,654	332,740	333,787	—	(1,047)
Expiring 07/06/18	Citigroup Global Markets	CLP	201,440	331,169	333,434	—	(2,265)
Expiring 07/06/18	Citigroup Global Markets	CLP	201,440	330,940	333,433	—	(2,493)
Colombian Peso,
Expiring 05/04/18	Credit Suisse First Boston Corp.	COP	4,984,200	1,747,616	1,782,639	—	(35,023)
Euro,
Expiring 04/16/18	JPMorgan Chase	EUR	398	496,548	490,346	6,202	—
Expiring 05/18/18	Bank of America	EUR	142	174,841	175,355	—	(514)
Expiring 05/18/18	Bank of America	EUR	122	150,216	150,658	—	(442)
Expiring 05/18/18	BNP Paribas	EUR	130	160,592	160,537	55	—
Expiring 05/18/18	Citigroup Global Markets	EUR	146	179,788	180,294	—	(506)

A1305

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 05/18/18	Citigroup Global Markets	EUR	110	$135,846	$135,838	$8	$—
Expiring 05/18/18	Citigroup Global Markets	EUR	110	135,846	135,838	8	—
Expiring 05/18/18	Citigroup Global Markets	EUR	110	135,846	135,838	8	—
Hungarian Forint,
Expiring 04/13/18	Citigroup Global Markets	HUF	380,631	1,514,829	1,500,777	14,052	—
Indian Rupee,
Expiring 05/03/18	Goldman Sachs & Co.	INR	83,042	1,264,727	1,267,687	—	(2,960)
Expiring 05/03/18	Goldman Sachs & Co.	INR	55,538	862,124	847,822	14,302	—
Indonesian Rupiah,
Expiring 05/04/18	Hong Kong & Shanghai Bank	IDR	31,293,743	2,342,872	2,266,414	76,458	—
Japanese Yen,
Expiring 04/16/18	Royal Bank of Canada	JPY	107,851	1,026,946	1,014,737	12,209	—
Malaysian Ringgit,
Expiring 04/13/18	Deutsche Bank AG	MYR	782	201,806	202,065	—	(259)
Expiring 04/13/18	Deutsche Bank AG	MYR	782	201,702	202,066	—	(364)
Expiring 04/13/18	Hong Kong & Shanghai Bank	MYR	782	202,549	202,066	483	—
Expiring 04/13/18	Hong Kong & Shanghai Bank	MYR	782	202,198	202,066	132	—
Expiring 05/11/18	Deutsche Bank AG	MYR	578	146,921	149,214	—	(2,293)
Expiring 05/11/18	Deutsche Bank AG	MYR	578	146,921	149,214	—	(2,293)
Expiring 05/11/18	Deutsche Bank AG	MYR	578	146,921	149,214	—	(2,293)
Mexican Peso,
Expiring 05/18/18	Citigroup Global Markets	MXN	5,026	254,123	274,267	—	(20,144)
Expiring 05/18/18	Hong Kong & Shanghai Bank	MXN	2,689	136,709	146,738	—	(10,029)
New Taiwanese Dollar,
Expiring 05/11/18	Citigroup Global Markets	TWD	8,531	295,292	293,467	1,825	—
Expiring 05/11/18	Citigroup Global Markets	TWD	8,531	295,292	293,467	1,825	—
Expiring 05/11/18	Hong Kong & Shanghai Bank	TWD	8,531	295,190	293,467	1,723	—
Expiring 05/11/18	Hong Kong & Shanghai Bank	TWD	8,531	293,464	293,467	—	(3)
Expiring 05/11/18	Hong Kong & Shanghai Bank	TWD	8,531	293,464	293,467	—	(3)
Expiring 06/08/18	Citigroup Global Markets	TWD	8,531	295,856	294,090	1,766	—
Expiring 06/08/18	Citigroup Global Markets	TWD	8,531	295,139	294,089	1,050	—
Expiring 06/08/18	Citigroup Global Markets	TWD	8,531	295,139	294,089	1,050	—
Expiring 06/08/18	Citigroup Global Markets	TWD	8,531	295,139	294,089	1,050	—
Expiring 06/08/18	Citigroup Global Markets	TWD	6,383	220,827	220,042	785	—
Expiring 06/08/18	Goldman Sachs & Co.	TWD	77,820	2,690,871	2,682,692	8,179	—
Philippine Peso,
Expiring 04/06/18	Goldman Sachs & Co.	PHP	71,087	1,395,505	1,361,868	33,637	—
Singapore Dollar,
Expiring 05/11/18	State Street Bank	SGD	985	751,461	751,976	—	(515)
Expiring 05/11/18	State Street Bank	SGD	985	751,461	751,976	—	(515)
Expiring 05/11/18	State Street Bank	SGD	984	750,698	751,212	—	(514)
Expiring 05/11/18	State Street Bank	SGD	737	562,070	562,455	—	(385)
South African Rand,
Expiring 06/08/18	Hong Kong & Shanghai Bank	ZAR	6,634	552,023	554,903	—	(2,880)
Swedish Krona,
Expiring 04/16/18	BNP Paribas	SEK	4,148	506,091	497,421	8,670	—
Swiss Franc,
Expiring 04/16/18	JPMorgan Chase	CHF	384	405,243	402,266	2,977	—

				$59,250,305	$59,004,710	462,348	(216,753)

						$1,072,313	$(988,009)

A1306

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.HY.CDSI.S30	06/20/23	5.000%(Q)	10,500	$ (630,178)	$ (652,402)	$ (22,224)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.HY.CDSI.S29	12/20/22	5.000%(Q)	51,825	$ 4,006,072	$ 3,457,171	$ (548,901)
CDX.HY.CDSI.S29	12/20/22	5.000%(Q)	5,800	392,544	386,202	(6,342)
CDX.HY.CDSI.S29	12/20/22	5.000%(Q)	4,700	378,702	313,530	(65,172)
CDX.IG.CDSI.S30	06/20/23	1.000%(Q)	469,900	7,798,692	7,925,386	126,694

				$ 12,576,010	$ 12,082,289	$ (493,721)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Buy Protection(1):
CDX.EM.CDSI.S29	06/20/23	1.000	%(Q)	5,700	$98,815	$106,590	$(7,775)	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):
CDX.EM.CDSI.S29	06/20/23	1.000	%(Q)	174,050	$(3,017,312)	$(3,707,265)	$689,953	Barclays Capital Group

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of Korea	06/20/23	1.000	%(Q)	2,700	1.023%	$(63,303)	$(60,584)	$(2,719)	JPMorgan Chase

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

A1307

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreement outstanding at March 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
PLN	23,000	03/08/28	1.710%(A)	6 Month WIBOR(1)(S)	$24,396	$(118,151)	$(142,547)

Securities with a combined market value of $11,379,643 have been segregated with JPMorgan Chase to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,785,003,968	$2,022,587,297	$—
Preferred Stocks	6,512,634	198,231	—
Asset-Backed Securities
Automobiles	—	177,599,678	1,959,800
Collateralized Loan Obligations	—	62,888,311	—
Consumer Loans	—	2,434,161	—
Credit Cards	—	40,432,680	—
Equipment	—	24,782,284	—
Home Equity Loans	—	1,655,864	—
Other	—	39,550,858	—
Residential Mortgage-Backed Securities	—	41,936,733	—
Student Loans	—	51,473,697	6,543,805
Commercial Mortgage-Backed Securities	—	271,898,435	—
Convertible Bonds	—	1,412,867	—
Corporate Bonds	—	2,266,971,664	—
Sovereign Bonds	—	360,222,572	—
Municipal Bonds	—	89,033,150	—
Residential Mortgage-Backed Securities	—	99,522,317	2,069,911
U.S. Government Agency Obligations	—	1,263,362,970	—
U.S. Treasury Obligations	—	907,925,904	—
Affiliated Mutual Funds	2,723,577,063	—	—
Foreign Treasury Obligation	—	614,153	—

A1308

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Option Written	$—	$(29,752)	$—
Other Financial Instruments*
Forward Commitment Contracts	—	(24,056,946)	—
Futures Contracts	(20,526,812)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	84,304	—
Centrally Cleared Credit Default Swap Agreements	—	(515,945)	—
OTC Credit Default Swap Agreements	—	(2,981,800)	—
Centrally cleared interest rate swaps	—	(142,547)	—

Total	$8,494,566,853	$7,698,861,140	$10,573,516

*	Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1309

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 71.6%
Aerospace & Defense — 1.8%
Airbus SE (France)	262	$30,329
Astrotech Corp.*	1,069	2,833
Axon Enterprise, Inc.*	754	29,640
BAE Systems PLC (United Kingdom)	2,458	20,111
Boeing Co. (The)	1,265	414,768
BWX Technologies, Inc.	60	3,812
CAE, Inc. (Canada)	400	7,445
Cobham PLC (United Kingdom)*	16,925	29,165
Dassault Aviation SA (France)	44	84,058
General Dynamics Corp.	10	2,209
Harris Corp.	433	69,834
KLX, Inc.*	323	22,952
Leonardo SpA (Italy)	1,738	20,100
Meggitt PLC (United Kingdom)	5,678	34,446
Northrop Grumman Corp.	427	149,074
Orbital ATK, Inc.	75	9,946
Raytheon Co.	6	1,295
Rolls-Royce Holdings PLC (United Kingdom)*	5,009	61,241
Teledyne Technologies, Inc.*	20	3,743
Textron, Inc.	41	2,418
Thales SA (France)	622	75,774
United Technologies Corp.	289	36,362

		1,111,555

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	297	27,832
FedEx Corp.	9	2,161
SG Holdings Co. Ltd. (Japan)*	400	8,802
Sinotrans Ltd. (China) (Class H Stock)	14,000	7,742
United Parcel Service, Inc. (Class B Stock)	184	19,257

		65,794

Airlines — 0.7%
Air Arabia PJSC (United Arab Emirates)	17,527	5,443
Alaska Air Group, Inc.	475	29,431
American Airlines Group, Inc.	3,347	173,910
Delta Air Lines, Inc.	1,840	100,850
Flybe Group PLC (United Kingdom)*	3,722	1,753
JetBlue Airways Corp.*	947	19,243
Ryanair Holdings PLC (Ireland), ADR*	357	43,857
Spirit Airlines, Inc.*	303	11,447
United Continental Holdings, Inc.*	124	8,614

		394,548

Auto Components — 0.7%
Aptiv PLC	158	13,425
Autoliv, Inc. (Sweden)(a)	244	35,609
Bridgestone Corp. (Japan)	500	21,997
CIE Automotive SA (Spain)	235	8,396
Hyundai Mobis Co. Ltd. (South Korea)	86	20,543
Koito Manufacturing Co. Ltd. (Japan)	700	48,884
Magna International, Inc. (Canada)	2,554	143,918
Mando Corp. (South Korea)	21	4,564
Musashi Seimitsu Industry Co. Ltd. (Japan)	400	13,565
NGK Spark Plug Co. Ltd. (Japan)	300	7,229
Nifco, Inc. (Japan)	400	13,468
Nippon Seiki Co. Ltd. (Japan)	600	10,942

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Press Kogyo Co. Ltd. (Japan)	2,200	$13,186
S&T Motiv Co. Ltd. (South Korea)	85	3,144
Stanley Electric Co. Ltd. (Japan)	700	26,283
Sumitomo Rubber Industries Ltd. (Japan)	2,300	42,406
Workhorse Group, Inc.*	2,620	6,917

		434,476

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	17,900	9,519
Bayerische Motoren Werke AG (Germany)	405	44,052
Ferrari NV (Italy)	109	13,137
General Motors Co.	114	4,143
Honda Motor Co. Ltd. (Japan)	600	20,770
Maruti Suzuki India Ltd. (India)	72	9,837
Mitsubishi Motors Corp. (Japan)(a)	6,300	45,054
Suzuki Motor Corp. (Japan)	500	27,147
Tesla, Inc.*(a)	406	108,049
Toyota Motor Corp. (Japan)	1,200	77,918

		359,626

Banks — 5.5%
ABN AMRO Group NV (Netherlands), GDR, 144A	1,538	46,376
Axis Bank Ltd. (India)	6,730	53,104
Banco Santander Chile (Chile), ADR	420	14,074
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), ADR	4,243	30,422
Bank Central Asia Tbk PT (Indonesia)	41,100	69,820
Bank of America Corp.	3,225	96,718
Bank of Ireland Group PLC (Ireland)*	2,169	19,007
Bank of the Ryukyus Ltd. (Japan)	400	6,185
BankUnited, Inc.	784	31,344
Barclays Africa Group Ltd. (South Africa)	2,557	40,953
BAWAG Group AG (Austria), 144A*	294	16,155
BDO Unibank, Inc. (Philippines)	1,585	4,250
BNP Paribas SA (France)	1,810	134,231
Boston Private Financial Holdings, Inc.	1,626	24,471
CaixaBank SA (Spain)	4,649	22,165
CIT Group, Inc.	282	14,523
Citigroup, Inc.	1,266	85,455
Commerzbank AG (Germany)*	2,177	28,263
Credicorp Ltd. (Peru)	112	25,428
DNB ASA (Norway)	1,176	23,164
East West Bancorp, Inc.	82	5,128
Erste Group Bank AG (Austria)*	2,965	149,061
Farmers Capital Bank Corp.	551	22,012
Fifth Third Bancorp	2,422	76,899
FinecoBank Banca Fineco SpA (Italy)	1,049	12,626
First Abu Dhabi Bank PJSC (United Arab Emirates)	14,002	44,641
First Internet Bancorp	513	18,981
First Republic Bank	1,065	98,630
Fukuoka Financial Group, Inc. (Japan)	2,000	10,956
Grupo Aval Acciones y Valores SA
(Colombia), ADR	438	3,640
HDFC Bank Ltd. (India)	321	9,351
Home BancShares, Inc.	1,071	24,430
ICICI Bank Ltd. (India)	1,956	8,489

A1310

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy)	8,443	$30,741
JPMorgan Chase & Co.	5,913	650,253
KeyCorp	4,054	79,256
Lloyds Banking Group PLC (United Kingdom)	50,759	46,172
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,400	82,406
National Bank of Canada (Canada)	815	38,360
Nordea Bank AB (Sweden)	3,235	34,614
OTP Bank PLC (Hungary)	120	5,392
Pinnacle Financial Partners, Inc.	296	19,003
PNC Financial Services Group, Inc. (The)	843	127,495
Popular, Inc. (Puerto Rico)	698	29,051
Preferred Bank	214	13,739
Prosperity Bancshares, Inc.	444	32,248
Republic First Bancorp, Inc.*	2,762	24,029
Royal Bank of Scotland Group PLC (United Kingdom)*	14,419	52,454
Sberbank of Russia PJSC (Russia), ADR	2,343	43,650
Signature Bank*	268	38,043
Sumitomo Mitsui Financial Group, Inc. (Japan)	600	25,455
SunTrust Banks, Inc.	478	32,523
Svenska Handelsbanken AB (Sweden)
(Class A Stock)	1,731	21,667
TCF Financial Corp.	1,127	25,707
Texas Capital Bancshares, Inc.*	102	9,170
U.S. Bancorp	2,424	122,412
UniCredit SpA (Italy)*	3,309	69,162
United Overseas Bank Ltd. (Singapore)	2,800	58,918
Van Lanschot Kempen NV (Netherlands)	329	10,452
Webster Financial Corp.	252	13,961
Wells Fargo & Co.	5,122	268,444
Yes Bank Ltd. (India)	4,547	21,472

		3,297,201

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	449	49,366
Baron de Ley (Spain)*	32	4,270
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	300	12,389
Coca-Cola Co. (The)	693	30,097
Constellation Brands, Inc. (Class A Stock)	45	10,256
Diageo PLC (United Kingdom)	902	30,505
Dr. Pepper Snapple Group, Inc.	598	70,791
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	500	55,345
Monster Beverage Corp.*	47	2,689
PepsiCo, Inc.	792	86,447
Sichuan Swellfun Co. Ltd. (China) (Class A Stock)	955	6,627

		358,782

Biotechnology — 1.2%
3SBio, Inc. (China), 144A*	4,500	10,250
Abcam PLC (United Kingdom)	1,537	26,694
ACADIA Pharmaceuticals, Inc.*	516	11,595
Aimmune Therapeutics, Inc.*	347	11,045
Alexion Pharmaceuticals, Inc.*	507	56,510

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Alkermes PLC*	507	$29,386
Alnylam Pharmaceuticals, Inc.*	229	27,274
Anavex Life Sciences Corp.*	2,244	6,193
Biogen, Inc.*	143	39,156
BioMarin Pharmaceutical, Inc.*	320	25,942
Bluebird Bio, Inc.*	84	14,343
Calyxt, Inc.*	50	655
Celgene Corp.*	22	1,963
Eagle Pharmaceuticals, Inc.*	182	9,590
Genmab A/S (Denmark)*	53	11,419
Genus PLC (United Kingdom)	209	6,839
Gilead Sciences, Inc.	775	58,427
Grifols SA (Spain)	352	9,980
Grifols SA (Spain), ADR	2,565	54,377
Incyte Corp.*	123	10,250
Ionis Pharmaceuticals, Inc.*	344	15,164
Neurocrine Biosciences, Inc.*	314	26,040
Radius Health, Inc.*	325	11,681
Recro Pharma, Inc.*	1,267	13,950
Regeneron Pharmaceuticals, Inc.*	3	1,033
Sarepta Therapeutics, Inc.*	300	22,227
Seattle Genetics, Inc.*	311	16,278
Shire PLC	1,475	73,410
TESARO, Inc.*	128	7,314
United Therapeutics Corp.*	144	16,180
Vertex Pharmaceuticals, Inc.*	748	121,909

		747,074

Building Products — 0.3%
DIRTT Environmental Solutions (Canada)*	1,416	5,440
dormakaba Holding AG (Switzerland) (Class B Stock)*	10	7,831
Fortune Brands Home & Security, Inc.	318	18,727
Johnson Controls International PLC	2,607	91,871
Lindab International AB (Sweden)	559	4,232
Sanwa Holdings Corp. (Japan)	1,200	15,473
Tarkett SA (France)	150	5,027
Tyman PLC (United Kingdom)	1,648	6,892

		155,493

Capital Markets — 2.6%
Ameriprise Financial, Inc.	65	9,616
Avanza Bank Holding AB (Sweden)	180	9,519
Banca Generali SpA (Italy)	252	8,130
Bank of New York Mellon Corp. (The)	2,628	135,421
BT Investment Management Ltd. (Australia)	968	7,554
Cboe Global Markets, Inc.	365	41,647
Charles Schwab Corp. (The)	924	48,251
IntegraFin Holdings PLC (United Kingdom)*	455	1,641
Intercontinental Exchange, Inc.	1,933	140,181
Intermediate Capital Group PLC (United Kingdom)	1,001	13,826
Investec PLC (South Africa)	4,097	31,663
IP Group PLC (United Kingdom)*	2,657	4,282
Julius Baer Group Ltd. (Switzerland)*	821	50,526
Legg Mason, Inc.	436	17,723
London Stock Exchange Group PLC (United Kingdom)	638	36,942
MarketAxess Holdings, Inc.	42	9,132

A1311

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Morgan Stanley	6,895	$372,054
Nasdaq, Inc.	176	15,175
Northern Trust Corp.	8	825
Rathbone Brothers PLC (United Kingdom)	132	4,537
Raymond James Financial, Inc.	122	10,908
S&P Global, Inc.	272	51,968
SEI Investments Co.	324	24,271
State Street Corp.	1,765	176,023
TD Ameritrade Holding Corp.	3,803	225,252
UBS Group AG (Switzerland)*	8,101	142,731
Vostok New Ventures Ltd. (Sweden), SDR*	801	7,026

		1,596,824

Chemicals — 1.7%
Air Liquide SA (France)	350	42,951
Air Products & Chemicals, Inc.	543	86,353
Air Water, Inc. (Japan)	200	3,909
Akzo Nobel NV (Netherlands)	509	48,092
BASF SE (Germany)	85	8,620
Celanese Corp. (Class A Stock)	300	30,063
CF Industries Holdings, Inc.	1,569	59,198
Croda International PLC (United Kingdom)	126	8,094
Denka Co. Ltd. (Japan)	200	6,771
DIC Corp. (Japan)	1,300	43,613
DowDuPont, Inc.	1,640	104,484
Ecolab, Inc.	88	12,062
Fufeng Group Ltd. (China)*	12,000	7,163
GCP Applied Technologies, Inc.*	708	20,567
Incitec Pivot Ltd. (Australia)	12,905	35,121
Johnson Matthey PLC (United Kingdom)	51	2,176
Kansai Paint Co. Ltd. (Japan)	800	18,699
Koninklijke DSM NV (Netherlands)	505	50,195
Linde AG (Germany)*	124	26,202
Nippon Shokubai Co. Ltd. (Japan)	600	41,485
Nippon Soda Co. Ltd. (Japan)	1,000	5,671
NOF Corp. (Japan)	300	9,072
Nutrien Ltd. (Canada)	122	5,766
Orion Engineered Carbons SA (Luxembourg)	95	2,575
PPG Industries, Inc.	392	43,747
Praxair, Inc.	233	33,622
RPM International, Inc.	1,741	82,993
Sakata INX Corp. (Japan)	400	5,964
SH Kelkar & Co. Ltd. (India), 144A	841	3,373
Sherwin-Williams Co. (The)	148	58,034
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	9,593
Symrise AG (Germany)	66	5,314
Umicore SA (Belgium)	233	12,343
Valvoline, Inc.	846	18,722
Victrex PLC (United Kingdom)	789	28,447
Westlake Chemical Corp.	30	3,335
WR Grace & Co.	350	21,431
Yara International ASA (Norway)	505	21,579

		1,027,399

Commercial Services & Supplies — 0.4%
Aqua Metals, Inc.*	730	1,891
ARC Document Solutions, Inc.*	1,906	4,193

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Cintas Corp.	60	$10,235
Copart, Inc.*	120	6,112
Downer EDI Ltd. (Australia)	7,462	37,088
Edenred (France)	272	9,461
Healthcare Services Group, Inc.	454	19,740
KAR Auction Services, Inc.	554	30,027
Prosegur Cia de Seguridad SA (Spain)	778	5,984
Rollins, Inc.	207	10,563
SPIE SA (France)	351	7,766
Stericycle, Inc.*	230	13,462
Waste Connections, Inc.	853	61,194

		217,716

Communications Equipment — 0.5%
Cisco Systems, Inc.	4,252	182,368
Lumentum Holdings, Inc.*(a)	487	31,071
Palo Alto Networks, Inc.*	159	28,862
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	3,328	21,193
Viavi Solutions, Inc.*	1,657	16,106

		279,600

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	497	7,157
Dycom Industries, Inc.*	229	24,647
Jacobs Engineering Group, Inc.	50	2,958
JGC Corp. (Japan)	900	19,595
Koninklijke Volkerwessels NV (Netherlands)	219	6,010
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	6,000	5,984
Valmont Industries, Inc.	19	2,780

		69,131

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	2,500	13,757
HeidelbergCement AG (Germany)	202	19,845
Loma Negra Cia Industrial Argentina SA (Argentina), ADR*	142	3,027
Martin Marietta Materials, Inc.	22	4,561
U.S. Concrete, Inc.*	242	14,617
Vulcan Materials Co.	222	25,346

		81,153

Consumer Finance — 0.3%
Ally Financial, Inc.	850	23,078
American Express Co.	280	26,118
SLM Corp.*	2,735	30,659
Synchrony Financial	2,427	81,377

		161,232

Containers & Packaging — 0.6%
Amcor Ltd. (Australia)	4,706	51,532
Ball Corp.	2,288	90,856
Berry Global Group, Inc.*	346	18,964
Crown Holdings, Inc.*	484	24,563
Graphic Packaging Holding Co.	172	2,640
Huhtamaki OYJ (Finland)	153	6,714
International Paper Co.	2,515	134,376
Orora Ltd. (Australia)	1,853	4,734

A1312

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Vidrala SA (Spain)	42	$4,731

		339,110

Distributors — 0.1%
Educational Development Corp.	717	17,925
Paltac Corp. (Japan)	300	16,349
Uni-Select, Inc. (Canada)	230	3,570
Weyco Group, Inc.	333	11,189

		49,033

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	1,200	43,655
Service Corp. International	391	14,756
TAL Education Group (China), ADR	575	21,327

		79,738

Diversified Financial Services — 0.2%
Banca Mediolanum SpA (Italy)	5,612	49,030
FirstRand Ltd. (South Africa)	8,948	50,563
GT Capital Holdings, Inc. (Philippines)	205	4,608
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2,500	14,976
Voya Financial, Inc.	50	2,525

		121,702

Diversified Telecommunication Services — 0.7%
ATN International, Inc.	237	14,130
KT Corp. (South Korea)	121	3,115
KT Corp. (South Korea), ADR*	1,323	18,125
Nippon Telegraph & Telephone Corp. (Japan)	2,500	116,633
TDC A/S (Denmark)*	2,240	18,562
Telefonica Deutschland Holding AG (Germany)	16,215	76,193
Telefonica SA (Spain)	5,513	54,617
Verizon Communications, Inc.	2,341	111,947

		413,322

Electric Utilities — 1.3%
American Electric Power Co., Inc.	173	11,866
EDP - Energias do Brasil SA (Brazil)	11,367	45,930
El Paso Electric Co.	261	13,311
Entergy Corp.	609	47,977
Eversource Energy	1,011	59,568
Great Plains Energy, Inc.	730	23,207
Iberdrola SA (Spain)	7,931	58,320
NextEra Energy, Inc.	1,507	246,138
PG&E Corp.	1,392	61,151
PNM Resources, Inc.	340	13,005
Power Grid Corp. of India Ltd. (India)	9,244	27,547
Red Electrica Corp. SA (Spain)	239	4,934
Southern Co. (The)	1,439	64,266
Spark Energy, Inc. (Class A Stock)	793	9,397
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	829	5,441
Westar Energy, Inc.	1,599	84,091
Xcel Energy, Inc.	110	5,003

		781,152

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	169	$4,019
Energy Focus, Inc.*	2,709	6,854
Fujikura Ltd. (Japan)	1,100	7,425
Hubbell, Inc.	308	37,508
Idec Corp. (Japan)	300	7,313
Kendrion NV (Netherlands)	139	5,686
Legrand SA (France)	56	4,394
Mabuchi Motor Co. Ltd. (Japan)	300	14,924
Mitsubishi Electric Corp. (Japan)	4,200	68,168
Prysmian SpA (Italy)	1,120	35,170
Schneider Electric SE (France)*	880	77,494
Sensata Technologies Holding PLC*	863	44,729
SGL Carbon SE (Germany)*	145	2,047
Siemens Gamesa Renewable Energy SA (Spain)	124	1,993
Teco Electric and Machinery Co. Ltd. (Taiwan)	2,000	1,665
Varta AG (Germany)*	153	3,580
Vestas Wind Systems A/S (Denmark)	25	1,789

		324,758

Electronic Equipment, Instruments & Components — 0.8%
AAC Technologies Holdings, Inc. (China)	500	9,162
Cognex Corp.	522	27,139
Corning, Inc.	1,245	34,711
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	1,200	8,015
Hexagon AB (Sweden) (Class B Stock)	846	50,497
Horiba Ltd. (Japan)	200	15,572
Keysight Technologies, Inc.*	1,945	101,899
Kyocera Corp. (Japan)	600	34,019
LRAD Corp.*	3,282	7,549
Murata Manufacturing Co. Ltd. (Japan)	200	27,606
Nippon Ceramic Co. Ltd. (Japan)	300	8,211
Oxford Instruments PLC (United Kingdom)	582	6,037
Renishaw PLC (United Kingdom)	115	7,273
Sensirion Holding AG (Switzerland), 144A*	102	4,831
Sinbon Electronics Co. Ltd. (Taiwan)	2,059	5,439
Sunny Optical Technology Group Co. Ltd. (China)	600	11,259
Taiwan Union Technology Corp. (Taiwan)	3,000	9,560
TE Connectivity Ltd.	925	92,408
Trimble, Inc.*	550	19,734
Zebra Technologies Corp. (Class A Stock)*	92	12,805

		493,726

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	285	7,914
C&J Energy Services, Inc.*	110	2,840
Dril-Quip, Inc.*	388	17,382
Ensco PLC (Class A Stock)	1,562	6,857
Frank’s International NV	200	1,085
Halliburton Co.	102	4,788
Helix Energy Solutions Group, Inc.*	254	1,471
Modec, Inc. (Japan)	200	4,949
Nabors Industries Ltd.	1,082	7,563
Oceaneering International, Inc.	362	6,711
Saipem SpA (Italy)*	2,176	8,536
Schlumberger Ltd.	82	5,312

A1313

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Subsea 7 SA (United Kingdom)	448	$5,767
Superior Energy Services, Inc.*	732	6,171
TechnipFMC PLC (United Kingdom)	140	4,123
Tenaris SA (Luxembourg)	479	8,280
Tenaris SA (Luxembourg), ADR	144	4,992
Weatherford International PLC*	2,983	6,831
WorleyParsons Ltd. (Australia)	2,399	26,770

		138,342

Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	818	20,123
Alexander & Baldwin, Inc.	358	8,281
Alexandria Real Estate Equities, Inc.	164	20,482
Allied Properties Real Estate Investment Trust (Canada)	176	5,541
American Campus Communities, Inc.	716	27,652
American Homes 4 Rent (Class A Stock)	1,427	28,654
American Tower Corp.	802	116,563
AvalonBay Communities, Inc.	420	69,073
Axiare Patrimonio SOCIMI SA (Spain)	938	19,087
Boston Properties, Inc.	281	34,625
Camden Property Trust	346	29,126
Canadian Apartment Properties REIT (Canada)	204	5,882
CapitaLand Mall Trust (Singapore)	7,830	12,464
Charter Hall Retail REIT (Australia)	3,220	9,564
Concentradora Fibra Danhos SA de CV (Mexico)	6,940	11,532
CoreCivic, Inc.	857	16,729
Crown Castle International Corp.	2,360	258,680
CubeSmart	175	4,935
DCT Industrial Trust, Inc.	735	41,410
Derwent London PLC (United Kingdom)	269	11,710
Douglas Emmett, Inc.	1,167	42,899
EastGroup Properties, Inc.	108	8,927
Education Realty Trust, Inc.	712	23,317
Equinix, Inc.	3	1,254
Equity Commonwealth*	1,112	34,105
Equity Residential	1,627	100,256
Essex Property Trust, Inc.	201	48,377
Federal Realty Investment Trust	210	24,383
Fibra Uno Administracion SA de CV (Mexico)	10,200	15,350
Gecina SA (France)	337	58,480
GGP, Inc.	2,663	54,485
Goodman Group (Australia)	723	4,701
Great Portland Estates PLC (United Kingdom)	1,415	13,200
Healthcare Realty Trust, Inc.	755	20,921
Highwoods Properties, Inc.	161	7,055
Hoshino Resorts REIT, Inc. (Japan)	2	10,543
Host Hotels & Resorts, Inc.	778	14,502
Hudson Pacific Properties, Inc., REIT	481	15,647
Inmobiliaria Colonial Socimi SA (Spain)	943	10,908
Investors Real Estate Trust	2,707	14,049
JBG SMITH Properties	511	17,226
Kilroy Realty Corp.	364	25,829
Kimco Realty Corp.	900	12,959
Macerich Co. (The)	605	33,892

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
MGM Growth Properties LLC (Class A Stock)	490	$13,005
Mitsui Fudosan Logistics Park, Inc. (Japan)	4	13,256
Mori Hills REIT Investment Corp. (Japan)	10	12,673
Nippon Accommodations Fund, Inc. (Japan)	3	13,225
Nippon Prologis REIT, Inc. (Japan)	3	6,516
Paramount Group, Inc.	2,153	30,659
Pebblebrook Hotel Trust	218	7,488
Prologis, Inc.	1,342	84,533
PS Business Parks, Inc.	51	5,765
Public Storage	201	40,278
Ramco-Gershenson Properties Trust	876	10,827
Rayonier, Inc.	897	31,556
Regency Centers Corp.	858	50,605
RLJ Lodging Trust	1,182	22,978
Scentre Group (Australia)	6,294	18,573
Shaftesbury PLC (United Kingdom)	1,060	14,589
Simon Property Group, Inc.	306	47,231
SL Green Realty Corp.	564	54,612
Sunstone Hotel Investors, Inc.	1,297	19,740
Taubman Centers, Inc.	423	24,073
Terreno Realty Corp.	399	13,769
Unibail-Rodamco SE (France)	89	20,330
UNITE Group PLC (The) (United Kingdom)	1,335	14,814
Urban Edge Properties	2,270	48,465
VEREIT, Inc.	570	3,967
Vornado Realty Trust	609	40,986
Weingarten Realty Investors	295	8,284
Weyerhaeuser Co.	1,539	53,865

		2,092,040

Food & Staples Retailing — 1.0%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	619	27,708
Bid Corp. Ltd. (South Africa)	199	4,318
BIM Birlesik Magazalar A/S (Turkey)	523	9,484
Clicks Group Ltd. (South Africa)	402	6,211
Costco Wholesale Corp.	125	23,554
CP ALL PCL (Thailand)	21,700	60,658
CVS Health Corp.	1,476	91,822
Empire Co. Ltd. (Canada) (Class A Stock)	839	16,841
Kusuri no Aoki Holdings Co. Ltd. (Japan)	200	14,498
Magnit PJSC (Russia), GDR	296	5,457
Majestic Wine PLC (United Kingdom)	1,139	6,334
President Chain Store Corp. (Taiwan)	1,000	10,120
PriceSmart, Inc.	117	9,775
Raia Drogasil SA (Brazil)	1,005	22,749
Rite Aid Corp.*	3,012	5,060
Seven & i Holdings Co. Ltd. (Japan)	1,700	72,815
Shoprite Holdings Ltd. (South Africa)	1,007	21,498
Sprouts Farmers Market, Inc.*	495	11,618
Walgreens Boots Alliance, Inc.	35	2,291
Wal-Mart de Mexico SAB de CV (Mexico)	5,800	14,758
Walmart, Inc.	1,596	141,996
X5 Retail Group NV (Russia)*	146	4,906
Zur Rose Group AG (Switzerland)*	39	4,445

		588,916

A1314

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products — 1.6%
Bakkavor Group PLC (United Kingdom), 144A*	3,371	$8,270
Britannia Industries Ltd. (India)	117	8,955
Bunge Ltd.	1,425	105,365
Cal-Maine Foods, Inc.*	99	4,326
China Mengniu Dairy Co. Ltd. (China)*	14,000	48,315
Edita Food Industries SAE (Egypt), GDR	432	2,159
Edita Food Industries SAE (Egypt), GDR, 144A	158	789
Ezaki Glico Co. Ltd. (Japan)	900	47,769
Flowers Foods, Inc.	522	11,411
Hain Celestial Group, Inc. (The)*	411	13,181
Ingredion, Inc.	144	18,564
Mayora Indah Tbk PT (Indonesia)	50,300	10,788
McCormick & Co., Inc.	243	25,853
Mondelez International, Inc. (Class A Stock)	1,529	63,805
Nestle SA (Switzerland)	1,682	132,948
Pinnacle Foods, Inc.	348	18,827
Post Holdings, Inc.*	55	4,167
Sakata Seed Corp. (Japan)	200	7,031
TreeHouse Foods, Inc.*	176	6,736
Tyson Foods, Inc. (Class A Stock)	5,256	384,687
Uni-President Enterprises Corp. (Taiwan)	3,307	7,810
Universal Robina Corp. (Philippines)	3,040	8,865
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	6,500	5,942

		946,563

Gas Utilities — 0.3%
Atmos Energy Corp.	1,186	99,909
Gas Natural SDG SA (Spain)	2,449	58,453
Italgas SpA (Italy)	1,047	6,256
National Fuel Gas Co.	276	14,200
ONE Gas, Inc.	132	8,715
WGL Holdings, Inc.	276	23,087

		210,620

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	542	32,477
Ambu A/S (Denmark) (Class B Stock)	870	19,691
Becton, Dickinson and Co.	1,777	385,076
BioMerieux (France)	36	2,965
Cochlear Ltd. (Australia)	85	11,938
ConvaTec Group PLC (United Kingdom), 144A	12,954	36,141
Cooper Cos., Inc. (The)	291	66,584
Danaher Corp.	3,100	303,521
DENTSPLY SIRONA, Inc.	243	12,225
DexCom, Inc.*	264	19,578
Eiken Chemical Co. Ltd. (Japan)	199	5,038
Elekta AB (Sweden) (Class B Stock)	1,120	11,990
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,704	16,323
Getinge AB (Sweden) (Class B Stock)	1,842	20,976
GN Store Nord A/S (Denmark)	768	27,239
Hologic, Inc.*	1,095	40,909
Intuitive Surgical, Inc.*	250	103,208
LivaNova PLC (XNGS)*	440	38,939
Medtronic PLC	1,825	146,402

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Nakanishi, Inc. (Japan)	300	$6,082
Nikkiso Co. Ltd. (Japan)	700	7,347
Osstem Implant Co. Ltd. (South Korea)*	134	6,763
Siemens Healthineers AG (Germany), 144A*	466	19,151
Smith & Nephew PLC (United Kingdom)	1,486	27,799
Stryker Corp.	1,559	250,874
Teleflex, Inc.	67	17,084
Terumo Corp. (Japan)	400	20,805
West Pharmaceutical Services, Inc.	334	29,489
Wright Medical Group NV*	584	11,587

		1,698,201

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.*	386	15,123
Aetna, Inc.	355	59,995
AmerisourceBergen Corp.	124	10,690
Amplifon SpA (Italy)	729	12,960
Anthem, Inc.	593	130,282
Brookdale Senior Living, Inc.*	770	5,167
Cigna Corp.	607	101,818
Community Health Systems, Inc.*	1,183	4,685
Fresenius SE & Co. KGaA (Germany)	835	63,848
Georgia Healthcare Group PLC (Georgia), 144A*	1,605	6,955
HCA Healthcare, Inc.	520	50,439
Humana, Inc.	140	37,636
Integrated Diagnostics Holdings PLC (Egypt), 144A	985	4,581
Miraca Holdings, Inc. (Japan)	500	19,689
Molina Healthcare, Inc.*	33	2,679
Odontoprev SA (Brazil)	1,100	4,981
Primary Health Care Ltd. (Australia)	12,402	37,480
Quorum Health Corp.*	690	5,644
Terveystalo OYJ (Finland), 144A*	616	7,322
UnitedHealth Group, Inc.	1,825	390,550
WellCare Health Plans, Inc.*	32	6,196

		978,720

Health Care Technology — 0.1%
athenahealth, Inc.*	121	17,307
Veeva Systems, Inc. (Class A Stock)*	284	20,738

		38,045

Holding Companies – Diversified — 0.0%
Sentinel Energy Services, Inc.*	269	2,668

Hotels, Restaurants & Leisure — 1.5%
Alsea SAB de CV (Mexico)	1,100	3,844
Aramark	307	12,145
Bloomin’ Brands, Inc.	708	17,190
Caesars Entertainment Corp.*	266	2,993
Carnival Corp.	486	31,872
China Lodging Group Ltd. (China), ADR	90	11,854
Denny’s Corp.*	1,827	28,191
Hilton Grand Vacations, Inc.*	61	2,624
Hilton Worldwide Holdings, Inc.	902	71,042
HIS Co. Ltd. (Japan)	200	7,286
InnSuites Hospitality Trust	2,158	3,410
Jack in the Box, Inc.	213	18,175

A1315

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Las Vegas Sands Corp.	296	$21,282
Marriott International, Inc. (Class A Stock)	993	135,028
McDonald’s Corp.	196	30,650
MGM Resorts International	2,001	70,075
Nathan’s Famous, Inc.	177	13,080
Norwegian Cruise Line Holdings Ltd.*	1,426	75,535
Paddy Power Betfair PLC (Ireland)	84	8,628
Playtech PLC (United Kingdom)	6,386	65,679
Restaurant Brands International, Inc. (Canada)	260	14,799
Round One Corp. (Japan)	400	6,348
Royal Caribbean Cruises Ltd.	256	30,141
Starbucks Corp.	201	11,636
Vail Resorts, Inc.	50	11,085
William Hill PLC (United Kingdom)	8,443	39,147
Wynn Resorts Ltd.	128	23,342
Yum! Brands, Inc.	1,475	125,567

		892,648

Household Durables — 0.5%
Cairn Homes PLC (Ireland)*	3,653	8,132
Century Communities, Inc.*	701	20,995
Fujitsu General Ltd. (Japan)	3,100	55,526
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	4,700	35,478
Haier Electronics Group Co. Ltd. (Hong Kong)*	4,000	14,341
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	1,430	8,505
Hanssem Co. Ltd. (South Korea)	37	5,229
Lennar Corp. (Class A Stock)	1,016	59,883
MDC Holdings, Inc.	587	16,389
Midea Group Co. Ltd. (China) (Class A Stock)	300	2,673
Panasonic Corp. (Japan)	1,800	25,849
Skyline Corp.*	760	16,720
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	2,500	13,525
Tempur Sealy International, Inc.*	274	12,409
TTK Prestige Ltd. (India)	16	1,521
Vatti Corp. Ltd. (China) (Class A Stock)	2,564	10,885
Zojirushi Corp. (Japan)	400	5,895

		313,955

Household Products — 0.3%
Colgate-Palmolive Co.	359	25,733
Essity AB (Sweden) (Class B Stock)*	2,504	69,394
Kimberly-Clark Corp.	206	22,687
Opple Lighting Co. Ltd. (China) (Class A Stock)	800	5,738
Reckitt Benckiser Group PLC (United Kingdom)	317	26,757

		150,309

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	32,000	24,713
Dynegy, Inc.*	254	3,434

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Electric Power Development Co. Ltd. (Japan)	300	$7,733
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	10,000	3,765
NTPC Ltd. (India)	24,448	63,919

		103,564

Industrial Conglomerates — 1.2%
3M Co.	29	6,366
Carlisle Cos., Inc.	55	5,743
CK Hutchison Holdings Ltd. (Hong Kong)	11,236	135,004
DCC PLC (United Kingdom)	119	10,964
General Electric Co.	272	3,667
Honeywell International, Inc.	1,356	195,956
Jardine Matheson Holdings Ltd. (Hong Kong)	900	55,464
Roper Technologies, Inc.	780	218,938
Siemens AG (Germany)	508	64,820
SM Investments Corp. (Philippines)	797	14,105
Smiths Group PLC (United Kingdom)	310	6,594

		717,621

Insurance — 3.5%
AIA Group Ltd. (Hong Kong)	25,400	217,136
American International Group, Inc.	2,602	141,601
Aon PLC	414	58,097
Arch Capital Group Ltd.*	303	25,934
AXA SA (France)	1,647	43,782
BB Seguridade Participacoes SA (Brazil)	5,100	45,262
Chubb Ltd.	1,753	239,758
CNA Financial Corp.	547	26,994
CNO Financial Group, Inc.	809	17,531
Direct Line Insurance Group PLC (United Kingdom)	8,878	47,537
First American Financial Corp.	466	27,345
FNF Group	164	6,563
Hannover Rueck SE (Germany)	131	17,873
Korean Reinsurance Co. (South Korea)	443	4,747
Markel Corp.*	22	25,746
Marsh & McLennan Cos., Inc.	2,588	213,743
MetLife, Inc.	1,290	59,198
Muenchener Rueckversicherungs— Gesellschaft AG in Muenchen (Germany)	483	112,318
Old Republic International Corp.	893	19,155
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	2,000	20,621
Progressive Corp. (The)	1,123	68,424
Prudential PLC (United Kingdom)	4,468	111,649
RenaissanceRe Holdings Ltd. (Bermuda)	144	19,945
RSA Insurance Group PLC (United
Kingdom)	5,829	51,607
Sampo OYJ (Finland) (Class A Stock)	1,270	70,755
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	123	31,030
Sanlam Ltd. (South Africa)	1,988	14,362
Suncorp Group Ltd. (Australia)	3,771	38,892
Tokio Marine Holdings, Inc. (Japan)	1,600	72,549
Unico American Corp.*	923	7,338
Willis Towers Watson PLC	1,094	166,496

A1316

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
XL Group Ltd. (Bermuda)	177	$9,781
Zurich Insurance Group AG (Switzerland)*	291	95,990

		2,129,759

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	520	752,617
Booking Holdings, Inc.*	223	463,927
Ctrip.com International Ltd. (China), ADR*(a)	992	46,247
Despegar.com Corp. (Argentina)*	57	1,781
Expedia Group, Inc.	116	12,808
Liberty Interactive Corp. QVC Group (Class A Stock)*	1,082	27,234
Netflix, Inc.*	370	109,280
Ocado Group PLC (United Kingdom)*	645	4,815
Shop Apotheke Europe NV (Netherlands), 144A*	118	5,445
Yoox Net-A-Porter Group SpA (Italy)*	736	34,225

		1,458,379

Internet Software & Services — 3.3%
2U, Inc.*	42	3,529
58.com, Inc. (China), ADR*	211	16,850
AfreecaTV Co. Ltd. (South Korea)	272	7,420
Alibaba Group Holding Ltd. (China), ADR*(a)	2,104	386,168
Alphabet, Inc. (Class A Stock)*	98	101,640
Alphabet, Inc. (Class C Stock)*	323	333,268
Baidu, Inc. (China), ADR*	105	23,435
Baozun, Inc. (China), ADR*	245	11,241
Cornerstone OnDemand, Inc.*	462	18,069
DeNA Co. Ltd. (Japan)	100	1,821
Facebook, Inc. (Class A Stock)*	2,421	386,852
GrubHub, Inc.*	100	10,147
IAC/InterActiveCorp.*	30	4,691
Just Eat PLC (United Kingdom)*	1,501	14,698
Kakaku.com, Inc. (Japan)	400	7,079
Mail.Ru Group Ltd. (Russia), GDR*	688	24,066
MercadoLibre, Inc. (Argentina)	91	32,431
NAVER Corp. (South Korea)	99	73,678
Pandora Media, Inc.*	1,700	8,551
Scout24 AG (Germany), 144A	1,241	57,864
Shopify, Inc. (Canada) (Class A Stock)*	142	17,670
Takeaway.com NV (Netherlands), 144A*	222	11,862
Tencent Holdings Ltd. (China)	6,100	327,445
Twitter, Inc.*	405	11,749
Wix.com Ltd. (Israel)*	110	8,751
Yahoo Japan Corp. (Japan)	8,100	37,915
Yandex NV (Russia) (Class A Stock)*	151	5,957
YY, Inc. (China), ADR*	115	12,098
Zillow Group, Inc. (Class A Stock)*	273	14,742
Zillow Group, Inc. (Class C Stock)*	313	16,839

		1,988,526

IT Services — 3.0%
Accenture PLC (Class A Stock)	641	98,394
Amadeus IT Group SA (Spain)	985	72,893
Automatic Data Processing, Inc.	340	38,583
Black Knight, Inc.*	724	34,100

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Booz Allen Hamilton Holding Corp.	1,383	$53,550
CoreLogic, Inc.*	150	6,785
CSG Systems International, Inc.	471	21,332
EPAM Systems, Inc.*	398	45,579
Fidelity National Information Services, Inc.	1,244	119,797
First Derivatives PLC (United Kingdom)	164	8,427
Fiserv, Inc.*	976	69,599
FleetCor Technologies, Inc.*	506	102,465
Fujitsu Ltd. (Japan)	5,000	30,385
Global Payments, Inc.	448	49,961
Hexaware Technologies Ltd. (India)	1,734	10,108
Indra Sistemas SA (Spain)*	2,905	40,221
Infosys Ltd. (India)	330	5,774
Jack Henry & Associates, Inc.	202	24,432
Keywords Studios PLC (Ireland)	349	7,300
Mastercard, Inc. (Class A Stock)	1,569	274,826
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	448	17,167
PayPal Holdings, Inc.*	1,432	108,646
Sabre Corp.	874	18,747
TravelSky Technology Ltd. (China) (Class H Stock)	4,000	11,684
Visa, Inc. (Class A Stock)	3,364	402,402
WEX, Inc.*	211	33,047
Wipro Ltd. (India)	4,500	19,494
Wirecard AG (Germany)	385	45,639
Worldpay, Inc. (Class A Stock)*	335	27,550

		1,798,887

Leisure Products — 0.1%
American Outdoor Brands Corp.*	567	5,851
Brunswick Corp.	374	22,212
Polaris Industries, Inc.	199	22,789
Sega Sammy Holdings, Inc. (Japan)	1,200	19,443
Spin Master Corp. (Canada), 144A*	215	8,851
Thule Group AB (Sweden), 144A	457	9,921

		89,067

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	1,921	128,515
Charles River Laboratories International, Inc.*	127	13,556
Eurofins Scientific SE (Luxembourg)	21	11,066
Illumina, Inc.*	15	3,546
Syneos Health, Inc.*	381	13,526
Tecan Group AG (Switzerland)	71	15,037
Thermo Fisher Scientific, Inc.	1,205	248,784

		434,030

Machinery — 1.2%
Aalberts Industries NV (Netherlands)	193	9,835
AGCO Corp.	73	4,734
Aida Engineering Ltd. (Japan)	300	3,678
Aumann AG (Germany), 144A*	101	6,411
Colfax Corp.*	463	14,770
Escorts Ltd. (India)	775	9,805
Fortive Corp.	1,125	87,209
Fujitec Co. Ltd. (Japan)	1,000	13,335
GEA Group AG (Germany)	1,128	47,970

A1317

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Gima TT SpA (Italy), 144A*	303	$6,482
Graco, Inc.	753	34,427
Illinois Tool Works, Inc.	451	70,654
Konecranes OYJ (Finland)	166	7,206
Krones AG (Germany)	39	5,254
Lincoln Electric Holdings, Inc.	288	25,906
Lonking Holdings Ltd. (China)	27,000	11,615
Manitex International, Inc.*	880	10,058
METAWATER Co. Ltd. (Japan)	300	9,429
Middleby Corp. (The)*	252	31,195
Miura Co. Ltd. (Japan)	300	9,724
Mueller Water Products, Inc. (Class A Stock)	265	2,881
Nabtesco Corp. (Japan)	300	11,685
Norma Group SE (Germany)	182	13,641
Obara Group, Inc. (Japan)	300	17,654
Oshkosh Corp.	255	19,704
PACCAR, Inc.	344	22,762
Pentair PLC (United Kingdom)	94	6,404
Sandvik AB (Sweden)	230	4,214
Spirax-Sarco Engineering PLC (United Kingdom)	103	8,309
Stanley Black & Decker, Inc.	1,043	159,788
Trinity Industries, Inc.	590	19,252
WABCO Holdings, Inc.*	188	25,168
Wabtec Corp.	261	21,245

		752,404

Marine — 0.1%
Kirby Corp.*	332	25,547
SITC International Holdings Co. Ltd. (China)	10,000	10,008

		35,555

Media — 1.3%
A.H. Belo Corp. (Class A Stock)	2,240	11,535
Altice NV (Netherlands) (Class A Stock)*	1,358	11,223
Ascential PLC (United Kingdom)	4,497	26,319
Astro Malaysia Holdings Bhd (Malaysia)	23,700	12,535
Cable One, Inc.	35	24,049
Charter Communications, Inc. (Class A Stock)*	97	30,188
Cineworld Group PLC (United Kingdom)	4,580	15,180
Comcast Corp. (Class A Stock)	2,123	72,543
Dish TV India Ltd. (India)*	4,213	4,636
Ebiquity PLC (United Kingdom)	1,631	1,588
Eutelsat Communications SA (France)	913	18,096
Liberty Broadband Corp. (Class A Stock)*	147	12,466
Liberty Broadband Corp. (Class C Stock)*	309	26,478
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,617	50,628
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,852	56,356
Liberty Latin America Ltd. (Chile) (Class A Stock)*	378	7,352
Liberty Latin America Ltd. (Class C Stock)*	1,504	28,711
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	316	12,988
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	570	23,285

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Naspers Ltd. (South Africa) (Class N Stock)	71	$17,375
Omnicom Group, Inc.	399	28,995
Publicis Groupe SA (France)	561	39,063
Sirius XM Holdings, Inc.(a)	4,283	26,726
Tele Columbus AG (Germany), 144A*	962	10,393
Time Warner, Inc.	366	34,616
Twenty-First Century Fox, Inc. (Class A Stock)	1,035	37,974
Twenty-First Century Fox, Inc. (Class B Stock)	1,568	57,028
Walt Disney Co. (The)	482	48,412
WPP PLC (United Kingdom)	1,513	24,044
YouGov PLC (United Kingdom)	1,625	8,689

		779,471

Metals & Mining — 2.0%
Acacia Mining PLC (United Kingdom)	412	826
Acerinox SA (Spain)	973	13,610
Alamos Gold, Inc. (Canada) (Class A Stock)	2,100	10,921
Alamos Gold, Inc. (Canada) (Class A Stock)	600	3,125
Alumina Ltd. (Australia)	7,602	13,948
Anglo American PLC (United Kingdom)	1,288	30,003
Antofagasta PLC (Chile)	4,317	55,814
APERAM SA (Luxembourg)	129	6,177
ArcelorMittal (Luxembourg)*	326	10,355
Asahi Holdings, Inc. (Japan)	200	3,726
Aurubis AG (Germany)	62	5,211
B2Gold Corp. (Canada)*	3,400	9,316
BHP Billiton Ltd. (Australia)	1,765	39,122
BlueScope Steel Ltd. (Australia)	594	6,989
Boliden AB (Sweden)	883	31,071
Centamin PLC (United Kingdom)	7,768	16,842
Centerra Gold, Inc. (Canada)*	430	2,466
Coeur Mining, Inc.*	404	3,231
Detour Gold Corp. (Canada)*	859	8,694
Dundee Precious Metals, Inc. (Canada)*	900	2,152
Eramet (France)*	37	5,100
Evolution Mining Ltd. (Australia)	9,065	21,253
Ferrexpo PLC (Switzerland)	1,343	4,615
First Majestic Silver Corp. (Canada)*	288	1,764
First Quantum Minerals Ltd. (Zambia)	1,278	17,945
Fortescue Metals Group Ltd. (Australia)	4,351	14,657
Fortuna Silver Mines, Inc. (Canada)*	1,233	6,431
Franco-Nevada Corp. (Canada)	551	37,593
Franco-Nevada Corp. (Canada)	240	16,414
Freeport-McMoRan, Inc.*	1,440	25,301
Fresnillo PLC (Mexico)	409	7,303
Glencore PLC (Switzerland)*	9,884	49,116
Gold Resource Corp.	561	2,530
Granges AB (Sweden)	323	3,800
Guyana Goldfields, Inc. (Canada)*	1,000	3,865
Highland Gold Mining Ltd. (United Kingdom)	1,200	2,590
Hindustan Zinc Ltd. (India)	1,087	5,053
Hitachi Metals Ltd. (Japan)	4,200	49,362
Hudbay Minerals, Inc. (Canada)	461	3,263
Independence Group NL (Australia)	3,595	12,881
JFE Holdings, Inc. (Japan)	1,000	20,171
KAZ Minerals PLC (Kazakhstan)*	593	7,153
Kirkland Lake Gold Ltd. (Canada)	1,562	24,212

A1318

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Labrador Iron Ore Royalty Corp. (Canada)	183	$2,997
Lucara Diamond Corp. (Canada)	2,851	4,448
Lundin Mining Corp. (Canada)	2,743	17,991
Materion Corp.	68	3,471
Mitsubishi Materials Corp. (Japan)	300	8,893
MMC Norilsk Nickel PJSC (Russia), ADR	2,065	38,275
New Gold, Inc. (Canada)*	1,093	2,820
NMDC Ltd. (India)	3,634	6,659
Norsk Hydro ASA (Norway)	1,445	8,571
Northern Star Resources Ltd. (Australia)	4,426	21,482
Nucor Corp.	543	33,172
OceanaGold Corp. (Australia)	651	1,753
Osisko Gold Royalties Ltd. (Canada)	572	5,523
OZ Minerals Ltd. (Australia)	1,117	7,812
Petra Diamonds Ltd. (South Africa)*	3,306	3,052
POSCO (South Korea)	68	21,706
Randgold Resources Ltd. (United Kingdom)	569	47,270
Regis Resources Ltd. (Australia)	1,647	5,775
Reliance Steel & Aluminum Co.	337	28,894
Rio Tinto PLC (United Kingdom)	1,164	59,066
Roxgold, Inc. (Canada)*	700	549
Royal Gold, Inc.	233	20,008
Sandfire Resources NL (Australia)	960	5,469
Sanyo Special Steel Co. Ltd. (Japan)	200	5,057
Saracen Mineral Holdings Ltd. (Australia)*	6,942	9,575
SEMAFO, Inc. (Canada)*	2,000	5,759
Silvercorp Metals, Inc. (Canada)	600	1,616
Sims Metal Management Ltd.	255	2,864
South32 Ltd. (Australia)	35,636	89,559
Southern Copper Corp. (Peru)	268	14,520
Steel Dynamics, Inc.	519	22,950
Sumitomo Metal Mining Co. Ltd. (Japan)	200	8,272
Tahoe Resources, Inc.	500	2,345
Teck Resources Ltd. (Canada) (Class B Stock)	946	24,369
Ternium SA (Luxembourg), ADR	210	6,823
Topy Industries Ltd. (Japan)	100	2,889
Vale SA (Brazil)	2,413	30,997
voestalpine AG (Austria)	88	4,616
Warrior Met Coal, Inc.	127	3,557
Western Areas Ltd. (Australia)	2,161	5,279
Worthington Industries, Inc.	120	5,150

		1,217,824

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	1,071	20,263
Annaly Capital Management, Inc.	1,730	18,044
Apollo Commercial Real Estate Finance, Inc.	1,338	24,057
Cherry Hill Mortgage Investment Corp.	820	14,383
CYS Investments, Inc.	1,932	12,983
Ellington Residential Mortgage REIT	914	10,017
MTGE Investment Corp.	838	15,000
Sutherland Asset Management Corp.	1,019	15,438

		130,185

Multiline Retail — 0.3%
Dollar General Corp.	1,218	113,944
Lojas Renner SA (Brazil)	2,680	27,722

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Next PLC (United Kingdom)	395	$26,405
SACI Falabella (Chile)	917	8,842
Tokmanni Group Corp. (Finland)	531	4,332

		181,245

Multi-Utilities — 0.4%
CMS Energy Corp.	70	3,170
DTE Energy Co.	456	47,606
NiSource, Inc.	1,317	31,489
Sempra Energy	1,683	187,183

		269,448

Oil, Gas & Consumable Fuels — 3.1%
Advantage Oil & Gas Ltd. (Canada)*	947	2,801
Andeavor	393	39,520
ARC Resources Ltd. (Canada)	568	6,190
Arch Coal, Inc. (Class A Stock)	119	10,934
BP PLC (United Kingdom)	2,248	15,163
BP PLC (United Kingdom), ADR	1,032	41,837
Cairn Energy PLC (United Kingdom)*	1,632	4,731
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,637	51,516
Canadian Natural Resources Ltd. (Canada) (TSX)	1,585	49,825
Centennial Resource Development, Inc. (Class A Stock)*	493	9,047
Cheniere Energy, Inc.*	18	962
Chevron Corp.	1,346	153,498
Cimarex Energy Co.	39	3,647
CNOOC Ltd. (China)	20,000	29,614
Concho Resources, Inc.*	148	22,249
Continental Resources, Inc.*	99	5,836
Crew Energy, Inc. (Canada)*	600	880
Devon Energy Corp.	120	3,815
Diamondback Energy, Inc.*	373	47,192
Encana Corp. (Canada)	590	6,489
Energen Corp.*	295	18,544
EOG Resources, Inc.	999	105,165
Exxon Mobil Corp.	1,424	106,245
Galp Energia SGPS SA (Portugal) (Class B Stock)	544	10,259
Gibson Energy, Inc. (Canada)	200	2,578
Gulfport Energy Corp.*	629	6,070
Hess Corp.	618	31,283
Inpex Corp. (Japan)	2,100	26,060
Jagged Peak Energy, Inc.*	300	4,239
Kelt Exploration Ltd. (Canada)*	670	3,578
Koninklijke Vopak NV (Netherlands)	153	7,512
Kosmos Energy Ltd. (Ghana)*	2,784	17,539
Lundin Petroleum AB (Sweden)*	182	4,598
Marathon Petroleum Corp.	1,049	76,692
Matador Resources Co.*	156	4,666
Noble Energy, Inc.	139	4,212
Occidental Petroleum Corp.	1,536	99,779
Parsley Energy, Inc. (Class A Stock)*	539	15,626
PDC Energy, Inc.*	193	9,463
Petronet LNG Ltd. (India)	3,129	11,171
Peyto Exploration & Development Corp. (Canada)(a)	300	2,515

A1319

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pioneer Natural Resources Co.	44	$7,558
Plains GP Holdings LP (Class A Stock)*	385	8,374
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	712	45,433
RSP Permian, Inc.*	593	27,800
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	2,738	34,003
SM Energy Co.	397	7,158
Suncor Energy, Inc. (Canada)	204	7,046
Targa Resources Corp.	382	16,808
Torchlight Energy Resources, Inc.*	7,829	10,178
TOTAL SA (France)	3,628	207,956
TOTAL SA (France), ADR	2,556	147,456
TransAtlantic Petroleum Ltd.*	5,746	7,412
TransCanada Corp. (Canada)	5,138	212,251
Valero Energy Corp.	277	25,697
World Fuel Services Corp.	320	7,856
YPF SA (Argentina), ADR	757	16,366

		1,862,892

Paper & Forest Products — 0.0%
Daio Paper Corp. (Japan)	800	11,276
Louisiana-Pacific Corp.	456	13,119
Mondi PLC (South Africa)	166	4,462
Quintis Ltd. (Australia)*^	4,025	3

		28,860

Personal Products — 0.2%
AMOREPACIFIC Group (South Korea)	41	5,291
Beiersdorf AG (Germany)	140	15,866
Hengan International Group Co. Ltd. (China)	1,500	13,983
LG Household & Health Care Ltd. (South Korea)	57	63,913
Nu Skin Enterprises, Inc. (Class A Stock)	175	12,899
Oriflame Holding AG (Switzerland)	191	9,188

		121,140

Pharmaceuticals — 2.6%
Akorn, Inc.*	625	11,694
Aspen Pharmacare Holdings Ltd. (South Africa)	409	8,974
Astellas Pharma, Inc. (Japan)	5,500	84,128
AstraZeneca PLC (United Kingdom), ADR	2,713	94,874
Bayer AG (Germany)	1,371	154,558
Chugai Pharmaceutical Co. Ltd. (Japan)	700	35,538
CSPC Pharmaceutical Group Ltd. (China)	8,000	21,564
Durect Corp.*	6,862	14,685
GlaxoSmithKline PLC (United Kingdom), ADR(a)	1,903	74,350
Horizon Pharma PLC*	795	11,289
Johnson & Johnson	1,323	169,542
Laboratorios Farmaceuticos Rovi SA (Spain)	411	8,603
Merck & Co., Inc.	2,716	147,941
Merck KGaA (Germany)	347	33,294
Nektar Therapeutics*	140	14,876
Novartis AG (Switzerland)	659	53,301
Perrigo Co. PLC	366	30,502

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	6,904	$245,023
Roche Holding AG (Switzerland)	766	175,718
Sanofi (France)	998	80,080
Sino Biopharmaceutical Ltd. (Hong Kong)	5,000	9,937
Torrent Pharmaceuticals Ltd. (India)	346	6,667
Zoetis, Inc.	860	71,819

		1,558,957

Professional Services — 0.3%
ALS Ltd. (Australia)	2,898	16,677
Capita PLC (United Kingdom)	436	882
CBIZ, Inc.*	874	15,951
CoStar Group, Inc.*	47	17,046
DKSH Holding AG (Switzerland)	119	9,677
Equifax, Inc.	416	49,009
Experian PLC (United Kingdom)	899	19,442
IHS Markit Ltd.*	66	3,184
Intertrust NV (Netherlands), 144A	323	6,695
ManpowerGroup, Inc.	190	21,869
Persol Holdings Co. Ltd. (Japan)	500	14,528
TeamLease Services Ltd. (India)*	181	6,216
TransUnion*	130	7,381
UT Group Co. Ltd. (Japan)*	100	3,263

		191,820

Real Estate Management & Development — 0.7%
ADO Properties SA (Germany), 144A	207	11,643
Aedas Homes SAU (Spain), 144A*	309	11,314
Altus Group Ltd. (Canada)	240	6,077
BR Malls Participacoes SA (Brazil)	1,354	4,811
China Overseas Land & Investment Ltd. (China)	10,000	35,068
CK Asset Holdings Ltd. (Hong Kong)	5,368	45,301
Emaar Malls PJSC (United Arab Emirates)	4,490	2,627
Emaar Properties PJSC (United Arab Emirates)	13,254	20,948
Hang Lung Properties Ltd. (Hong Kong)	3,000	7,041
Hongkong Land Holdings Ltd. (Hong Kong)	7,200	49,745
Hufvudstaden AB (Sweden) (Class A Stock)	580	8,631
Hysan Development Co. Ltd. (Hong Kong)	2,000	10,614
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,050	12,467
Instone Real Estate Group BV (Germany), 144A*	323	7,353
Jones Lang LaSalle, Inc.	173	30,213
Mitsubishi Estate Co. Ltd. (Japan)	1,000	16,751
Mitsui Fudosan Co. Ltd. (Japan)	1,500	36,212
Multiplan Empreendimentos Imobiliarios SA (Brazil)	258	5,391
PSP Swiss Property AG (Switzerland)	578	56,402
Realogy Holdings Corp.	707	19,287
Sumitomo Realty & Development Co. Ltd. (Japan)	1,000	37,367
Sun Hung Kai Properties Ltd. (Hong Kong)	1,000	15,873

		451,136

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	67	11,826

A1320

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Canadian Pacific Railway Ltd. (Canada) (TSX)	175	$30,861
CSX Corp.	180	10,028
Hertz Global Holdings, Inc.*	278	5,518
Kansas City Southern	162	17,796
Landstar System, Inc.	10	1,097
Old Dominion Freight Line, Inc.	102	14,991
Union Pacific Corp.	393	52,831

		144,948

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Process Systems Corp. (South Korea)*	109	2,920
AIXTRON SE (Germany)*	1,200	23,220
ams AG (Austria)*	104	10,921
Applied Materials, Inc.	985	54,776
ASML Holding NV (Netherlands)	228	45,211
ASML Holding NV (Netherlands)	38	7,545
Broadcom Ltd.	792	186,635
Cree, Inc.*	665	26,806
Cypress Semiconductor Corp.	833	14,128
Infineon Technologies AG (Germany)	724	19,471
Integrated Device Technology, Inc.*	1,106	33,799
Intel Corp.	905	47,132
IQE PLC (United Kingdom)*	13,483	24,463
Lam Research Corp.	16	3,251
LEENO Industrial, Inc. (South Korea)	90	5,059
Marvell Technology Group Ltd. (Bermuda)	1,449	30,429
Maxim Integrated Products, Inc.	1,151	69,313
Microchip Technology, Inc.(a)	816	74,550
Microsemi Corp.*	608	39,350
NVIDIA Corp.	27	6,253
QUALCOMM, Inc.	678	37,568
QuickLogic Corp.*	6,572	9,989
Realtek Semiconductor Corp. (Taiwan)	1,000	4,352
Renesas Electronics Corp. (Japan)*	1,700	17,090
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	27,000	228,695
Texas Instruments, Inc.	1,921	199,573
Xilinx, Inc.	341	24,634

		1,247,133

Software — 3.4%
Activision Blizzard, Inc.	175	11,806
Alfa Financial Software Holdings PLC (United Kingdom), 144A*	1,266	6,095
Aspen Technology, Inc.*	23	1,814
CDK Global, Inc.	555	35,154
Computer Modelling Group Ltd. (Canada)	204	1,471
Cyient Ltd. (India)	1,100	11,786
Dell Technologies, Inc. (Class V Stock)*	316	23,134
Descartes Systems Group, Inc. (The) (Canada)*	271	7,745
Douzone Bizon Co. Ltd. (South Korea)	234	13,062
Electronic Arts, Inc.*	484	58,680
Ellie Mae, Inc.*	252	23,169
Fortinet, Inc.*	476	25,504
Guidewire Software, Inc.*	189	15,277
Intuit, Inc.	673	116,665

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Microsoft Corp.	10,800	$985,715
MYOB Group Ltd. (Australia)	2,281	5,376
Netmarble Games Corp. (South Korea), 144A	81	11,250
PTC, Inc.*	269	20,985
Red Hat, Inc.*	386	57,711
salesforce.com, Inc.*	1,331	154,795
Sea Ltd. (Singapore), ADR*	1,303	14,685
ServiceNow, Inc.*	821	135,834
Snap, Inc. (Class A Stock)*	860	13,648
Sophos Group PLC (United Kingdom), 144A	933	5,683
Splunk, Inc.*	241	23,712
Square Enix Holdings Co. Ltd. (Japan)	600	27,098
SS&C Technologies Holdings, Inc.	200	10,727
Symantec Corp.	2,086	53,923
Synopsys, Inc.*	711	59,184
Tableau Software, Inc. (Class A Stock)*	354	28,610
Ultimate Software Group, Inc. (The)*	67	16,328
VMware, Inc. (Class A Stock)*	350	42,445
WANdisco PLC (United Kingdom)*	589	6,945
Workday, Inc. (Class A Stock)*(a)	451	57,327

		2,083,343

Specialty Retail — 0.8%
Burlington Stores, Inc.*	247	32,888
CarMax, Inc.*	104	6,442
Chow Sang Sang Holdings International Ltd. (Hong Kong)	2,000	4,212
Dick’s Sporting Goods, Inc.	274	9,604
Dixons Carphone PLC (United Kingdom)	9,752	25,500
Dufry AG (Switzerland)*	69	9,063
GrandVision NV (Netherlands), 144A	215	4,902
Hikari Tsushin, Inc. (Japan)	100	16,131
Home Depot, Inc. (The)	852	151,860
Kingfisher PLC (United Kingdom)	10,085	41,372
Lowe’s Cos., Inc.	15	1,316
Michaels Cos., Inc. (The)*	641	12,634
Mr. Price Group Ltd. (South Africa)	238	5,723
O’Reilly Automotive, Inc.*	7	1,732
Ross Stores, Inc.	1,522	118,686
SMCP SA (France), 144A*	204	4,961
TJX Cos., Inc. (The)	10	816
Tractor Supply Co.	261	16,448
Ulta Beauty, Inc.*	3	613
VT Holdings Co. Ltd. (Japan)	1,200	6,222
XXL ASA (Norway), 144A	815	8,405
Yellow Hat Ltd. (Japan)	300	8,934

		488,464

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	1,315	220,631
Catcher Technology Co. Ltd. (Taiwan)	2,000	25,140
NCR Corp.*	510	16,075
Samsung Electronics Co. Ltd. (South Korea)	81	189,255
Xaar PLC (United Kingdom)	1,163	5,487

		456,588

A1321

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	2,000	$37,252
Brunello Cucinelli SpA (Italy)	176	5,535
Burberry Group PLC (United Kingdom)	3,169	75,538
Canada Goose Holdings, Inc. (Canada)*	100	3,341
Carter’s, Inc.	181	18,842
Forward Industries, Inc.*	6,991	9,997
Lululemon Athletica, Inc.*	195	17,378
Luthai Textile Co. Ltd. (China) (Class B Stock)	6,300	6,942
Moncler SpA (Italy)	286	10,885
NIKE, Inc. (Class B Stock)	278	18,470
Pacific Textiles Holdings Ltd. (Hong Kong)	6,000	5,752
Skechers U.S.A., Inc. (Class A Stock)*	392	15,245
Tapestry, Inc.	283	14,889
Ted Baker PLC (United Kingdom)	176	6,176

		246,242

Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)*	400	5,408
Housing Development Finance Corp. Ltd. (India)	3,300	92,955
MGIC Investment Corp.*	1,316	17,107
PNB Housing Finance Ltd. (India), 144A	430	8,581
Waterstone Financial, Inc.	1,511	26,140

		150,191

Tobacco — 0.9%
British American Tobacco PLC (United Kingdom)	2,352	135,961
Japan Tobacco, Inc. (Japan)	2,900	82,844
KT&G Corp. (South Korea)	255	23,987
Philip Morris International, Inc.	3,150	313,109

		555,901

Trading Companies & Distributors — 0.5%
Ahlsell AB (Sweden), 144A	1,372	8,653
Beacon Roofing Supply, Inc.*	40	2,123
Brenntag AG (Germany)	124	7,382
Hanwa Co. Ltd. (Japan)	200	8,306
HD Supply Holdings, Inc.*	444	16,845
Herc Holdings, Inc.*	230	14,939
Huttig Building Products, Inc.*	2,555	13,363
IMCD Group NV (Netherlands)	174	10,702
NOW, Inc.*	657	6,715
Rexel SA (France)	2,252	38,148
Sumitomo Corp. (Japan)	7,200	120,618
Watsco, Inc.	209	37,823

		285,617

Transportation Infrastructure — 0.1%
Airports of Thailand PCL (Thailand)	4,600	9,738
DP World Ltd. (United Arab Emirates)	1,100	24,771
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	11	1,876

		36,385

Water Utilities — 0.1%
American States Water Co.	421	22,338
American Water Works Co., Inc.	431	35,398

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
California Water Service Group	628	$23,393

		81,129

Wireless Telecommunication Services — 0.4%
Sarana Menara Nusantara Tbk PT (Indonesia)	83,400	21,717
Shenandoah Telecommunications Co.	664	23,904
T-Mobile US, Inc.*	823	50,236
Vodafone Group PLC (United Kingdom)	18,747	51,292
Vodafone Group PLC (United Kingdom), ADR	2,680	74,558

		221,707

TOTAL COMMON STOCKS (cost $36,842,400)		43,309,590

PREFERRED STOCKS — 0.3%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	1,066	12,761
Itau Unibanco Holding SA (Brazil) (PRFC)	3,094	48,395

		61,156

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%	570	32,866

Healthcare Equipment & Supplies — 0.0%
Becton, Dickinson and Co., 6.125%	264	15,426

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	32	4,207

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	10,900	12,876

Metals & Mining — 0.0%
Bradespar SA (Brazil) (PRFC)	400	3,821

Multi-Utilities — 0.1%
DTE Energy Co., 6.500%	50	2,605
Sempra Energy, CVT, 6.000%	171	17,505

		20,110

Technology Hardware, Storage & Peripherals —0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	6	11,538

TOTAL PREFERRED STOCKS (cost $120,079)		162,000

	Units
RIGHT* — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. CVR, expiring 12/31/19^ (cost $0)	146	462

	Shares
UNAFFILIATED FUNDS** — 9.0%
T. Rowe Price Emerging Markets Bond Fund	154,798	1,891,635
T. Rowe Price Institutional Floating Rate Fund	219,807	2,200,273
T. Rowe Price Institutional High Yield Fund	152,979	1,341,627

TOTAL UNAFFILIATED FUNDS (cost $5,473,047)		5,433,535

A1322

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.3%
Ally Auto Receivables Trust,
Series 2015-1, Class A4
1.750%	05/15/20	5	$4,975
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	15	14,988
AmeriCredit Automobile Receivables Trust,
Series 2015-3, Class A3
1.540%	03/09/20	2	2,054
BMW Vehicle Lease Trust,
Series 2017-2, Class A3
2.070%	10/20/20	5	4,949
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A4
2.130%	05/20/20	10	9,978
Series 2015-4, Class A4
2.010%	07/20/20	15	14,942
CarMax Auto Owner Trust,
Series 2015-3, Class A4
1.980%	02/16/21	5	4,954
Series 2017-4, Class A3
2.110%	10/17/22	5	4,932
GM Financial Automobile Leasing Trust,
Series 2015-3, Class A4
1.810%	11/20/19	15	14,966
Santander Retail Auto Lease Trust,
Series 2017-A, Class A3, 144A
2.220%	01/20/21	5	4,948
SMART Trust (Australia),
Series 2015-3US, Class A3A
1.660%	08/14/19	5	5,080
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	9	9,372
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%	12/15/20	15	14,914
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22	15	14,845
Series 2016-A, Class A3
1.770%	09/15/21	10	9,922
Series 2018-A, Class A2
2.190%	05/17/21	10	9,970

			145,789

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class A
2.620%	10/15/25	10	9,798

Equipment — 0.0%
Ascentium Equipment Receivables LLC,
Series 2015-2A, Class A3, 144A
1.930%	03/11/19	1	686
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	9	9,154
Series 2017-C, Class A3
2.080%	02/15/23	5	4,928

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment (cont’d.)
John Deere Owner Trust,
Series 2015-A, Class A4
1.650%	12/15/21	5	$4,988

			19,756

Other — 0.2%
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	25	24,847
Sonic Capital LLC,
Series 2018-1A, Class A2, 144A
4.026%	02/20/48	50	49,794
Wendys Funding LLC,
Series 2018-1A, Class A2I, 144A
3.573%	03/15/48	50	49,269

			123,910

TOTAL ASSET-BACKED SECURITIES (cost $301,556)			299,253

COMMERCIAL MORTGAGE-BACKED SECURITIES —0.2%
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	9,995
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,182
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	4	3,732
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,154
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,147
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	10	9,864
Series K716, Class A1
2.413%	01/25/21	5	5,479
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,197
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	10	10,309
Series 2014-C22, Class A1
1.451%	09/15/47	3	2,807
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,229
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,168
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,245
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,097
Series 2015-NXS2, Class A5

A1323

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.767%(cc)	07/15/58	10	$10,174
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,186

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $145,244)			143,965

CORPORATE BONDS — 2.8%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	10	10,040
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	10	9,694
3.650%	11/01/24	5	4,966

			24,700

Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,674

Agriculture — 0.0%
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
2.300%	06/12/18	5	4,997

Airlines — 0.1%
American Airlines 2014-1 Class A,
Pass-Through Certificates
3.700%	04/01/28	4	4,102
American Airlines 2015-1 Class A,
Pass-Through Certificates
3.375%	11/01/28	9	8,578
Delta Air Lines 2015-1 Class B,
Pass-Through Certificates
4.250%	01/30/25	8	8,467
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	15	14,902
United Airlines 2014-1 Class B,
Pass-Through Certificates
4.750%	10/11/23	4	3,911

			39,960

Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,943
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	5	5,005
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
3.450%	03/12/21	20	20,004

			29,952

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	10	$9,825
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	20	19,990
4.244%	04/24/38	20	20,420
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	9,955
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	24,399
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	5	4,992
Sub. Notes
4.450%	09/29/27	10	10,118
4.600%	03/09/26	10	10,257
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,252
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	10	9,898
3.000%	04/26/22	15	14,729
3.850%	01/26/27	10	9,874
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19	10	10,402
Sub. Notes
5.150%	05/22/45	5	5,381
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	5	4,995
2.750%	06/23/20	10	9,944
3.882%	07/24/38	20	19,433
Sub. Notes
3.375%	05/01/23	25	24,683
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	9,955
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	10	9,997
3.971%	07/22/38	15	14,654
4.300%	01/27/45	5	5,055
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,080
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	9,942
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	10	9,982
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	30	29,501
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,027

A1324

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	15	$14,774

			358,514

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	15	14,911
4.900%	02/01/46	10	10,785
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,028

			30,724

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,047
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	10	9,986
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	5	4,938
3.250%	09/01/22	5	5,005

			24,976

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	1,953

Commercial Services — 0.0%
Ecolab, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/27	5	4,821
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	5,308
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,031

			15,160

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	10	9,894
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	5	4,972
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	5	4,934

			19,800

Diversified Financial Services — 0.1%
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	5	4,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	10	$9,802
3.625%	04/01/27	5	4,767
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	9,988
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	5	4,930
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,853
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	4,900
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	14,454

			58,599

Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,636
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.800%	07/15/48	15	14,298
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	5	4,937
Sr. Unsec’d. Notes
2.500%	12/01/19	5	4,942
Eversource Energy,
Sr. Unsec’d. Notes
3.300%	01/15/28	5	4,818
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	5	4,986
5.200%	10/01/19	5	5,153
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	10	13,153
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,290
Georgia Power Co.,
Sr. Unsec’d. Notes
2.000%	09/08/20	15	14,664
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/15/22	15	14,555
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,540
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	02/01/20	30	29,680

			142,652

A1325

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	$10,145
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	5	5,010

			15,155

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	5	4,825

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	10,664

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	9,664
3.950%	03/30/48	15	14,096

			23,760

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	10	9,980

Healthcare-Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	25	24,137
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	4,957
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19	20	19,816
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	10	9,965

			58,875

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,772
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	5	4,915
4.650%	01/15/43	15	15,109
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,786
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	4,973
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,088

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	$5,065

			50,708

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	4,954
3.300%	03/01/21	5	5,005
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,042
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	14,765
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	15	15,156
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	20	20,774
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	5	4,984
4.350%	01/30/47	5	5,135
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	15	14,713
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	9,847
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	20,003

			120,378

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24	5	4,852
3.875%	08/22/37	10	9,965
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,964

			19,781

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	15	14,766
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26	15	14,938

			29,704

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,

A1326

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Sec’d. Notes
4.908%	07/23/25	10	$10,219
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	10,438
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	5	5,006
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,790
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,040

			40,493

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
1.625%	04/02/18	10	9,999
Sr. Unsec’d. Notes, GMTN
2.200%	01/09/20	15	14,771

			24,770

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	9,755
Oil & Gas — 0.1%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19	5	4,937
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	5	4,889
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	9,892
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35	10	10,332
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	9,906
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	9,641

			49,597

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	5	4,921
3.650%	09/15/24	5	5,012

			9,933

Pharmaceuticals — 0.2%
AbbVie, Inc.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes
4.500%	05/14/35	10	$10,242
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20	35	35,035
3.500%	07/20/22	5	4,989
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	20	19,641
McKesson Corp.,
Sr. Unsec’d. Notes
3.950%	02/16/28	5	4,938
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	5	5,131
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	5	4,706
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	20	19,340

			104,022

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,136
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	4,990
Enbridge, Inc. (Canada),
Sub. Notes
6.000%	01/15/77	5	4,925
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,186
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,766
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	9,855
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	15	14,157

			49,015

Real Estate Investment Trusts (REITs) — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	5,006
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,884
3.900%	03/15/27	5	4,782
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	9,624
4.750%	05/15/47	5	5,039

A1327

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	$9,883
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	9,478
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	4,851
4.250%	08/15/29	5	4,952
4.375%	10/01/25	5	5,064
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,000
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	4,935

			73,498

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	4,754
3.750%	06/01/27	15	14,693
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	19,379
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,089

			43,915

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	10	9,984
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	20	19,422
3.000%	01/15/22	15	14,719
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.000%	05/20/22	10	9,851

			53,976

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	10,717
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	9,941
2.400%	09/15/23	25	23,946

			44,604

Telecommunications — 0.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.800%	02/15/19	10	10,253

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	$9,979
4.150%	04/01/45	10	10,207

			20,186

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	4,954
3.500%	03/15/28	15	14,228
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	10,014

			29,196

TOTAL CORPORATE BONDS (cost $1,683,731)			1,669,704

SOVEREIGN BONDS — 0.1%
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	4,959
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	19,408
3.300%	03/15/28	20	20,142
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	9,642
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	20	19,889
3.000%	07/16/18	10	10,023
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24	10	9,897

TOTAL SOVEREIGN BONDS (cost $94,502)			93,960

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	5	7,614
University of California,
Revenue Bonds, Series J
4.131%	05/15/45	5	5,203

			12,817

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	5	4,968

A1328

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	15	$18,466

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	10	9,446

Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36	15	15,348

TOTAL MUNICIPAL BONDS (cost $60,812)			61,045

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C07, Class 2M1, 1 Month LIBOR + 1.300%
3.172%(c)	05/25/29	6	5,683
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	10	9,719

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,943)			15,402

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Banks
1.375%	05/28/19	30	29,724
1.375%	09/28/20	40	39,019
Federal National Mortgage Assoc.
1.250%	08/17/21	20	19,185

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $89,808)			87,928

U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bonds
2.250%	08/15/46	110	94,750
2.500%	02/15/45	128	116,875
2.750%	11/15/42	10	9,652
2.750%	08/15/47	150	143,361
2.875%	08/15/45	80	78,563
3.000%	11/15/44	45	45,299
3.000%	05/15/45	20	20,126
3.000%	11/15/45	50	50,281
3.000%	02/15/47	85	85,452
3.000%	05/15/47	15	15,073
3.125%	11/15/41(k)	173	178,731
3.125%	02/15/43	18	18,039
3.125%	08/15/44(k)	102	105,036
3.375%	05/15/44	5	5,377
3.500%	02/15/39	70	76,910
3.625%	08/15/43	50	55,975
4.500%	02/15/36	67	82,789
4.500%	05/15/38	135	168,956
5.375%	02/15/31	29	37,132

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	350	$369,765
0.125%	04/15/20	325	342,581
0.125%	04/15/21	630	652,809
0.125%	01/15/22	378	409,668
0.125%	04/15/22	360	361,552
0.125%	07/15/22	617	658,040
0.125%	01/15/23	75	79,156
0.125%	07/15/24	130	132,514
0.125%	07/15/26	112	111,246
0.250%	01/15/25	58	59,329
0.375%	07/15/25	108	111,811
0.375%	01/15/27	93	92,953
0.375%	07/15/27	136	134,367
0.500%	01/15/28	32	31,564
0.625%	07/15/21	270	300,382
0.625%	01/15/24	184	195,866
0.625%	01/15/26	105	109,458
0.625%	02/15/43	34	34,842
0.750%	02/15/42	89	95,024
0.750%	02/15/45	40	40,574
0.875%	02/15/47	13	13,244
1.000%	02/15/46	18	19,168
1.000%	02/15/48	17	17,521
1.125%	01/15/21	250	289,252
1.250%	07/15/20	125	145,193
1.375%	01/15/20	39	45,640
1.375%	02/15/44	19	22,340
1.750%	01/15/28	11	14,301
1.875%	07/15/19	217	258,658
2.000%	01/15/26	30	41,349
2.125%	01/15/19	214	251,150
2.125%	02/15/40	18	26,040
2.125%	02/15/41	29	41,650
2.500%	01/15/29	5	6,561
3.375%	04/15/32	7	12,774
3.625%	04/15/28	35	68,727
3.875%	04/15/29	6	12,636
U.S. Treasury Notes
1.125%	06/30/21	75	71,947
1.125%	07/31/21	25	23,946
1.125%	08/31/21	10	9,564
1.375%	05/31/21	105	101,629
1.625%	08/31/22	265	254,969
1.625%	11/15/22	90	86,400
1.750%	05/31/22	15	14,546
1.875%	03/31/22	20	19,521
2.000%	12/31/21	120	117,877
2.000%	02/15/22	15	14,734
2.000%	11/30/22	75	73,210
2.250%	11/15/24	5	4,869
2.250%	11/15/25	135	130,671
2.250%	02/15/27	20	19,223
2.250%	08/15/27	80	76,706
2.625%	11/15/20	8	8,050

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,126,688)			8,025,944

A1329

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value
TOTAL LONG-TERM INVESTMENTS (cost $52,952,810)	$59,302,788

	Shares
SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	1,274,075	1,274,075
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $725,539; includes $724,165 of cash collateral for securities on loan)(b)(w)	725,519	725,447

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,999,614)		1,999,522

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.3% (cost $54,952,424)		61,302,310

OPTION WRITTEN~* — (0.2)% (premiums received $137,693)		(137,751)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.1% (cost $54,814,731)		61,164,559
Liabilities in excess of other assets(z) — (1.1)%		(673,041)

NET ASSETS — 100.0%		$60,491,518

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

Option Written:

Exchange Traded

*	Non-income producing security.
**	Investment is an affiliate of the Subadvisor.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $465 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $720,508; cash collateral of $724,165 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

S&P 500 Index	Call	05/18/18	$2,630.00	19	2	$ (137,751)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Jun. 2018	$212,609	$ 187
10	S&P 500 E-Mini Index	Jun. 2018	1,321,500	(730)

				(543)

Short Position:
1	5 Year U.S. Treasury Notes	Jun. 2018	114,461	(680)

				(680)

				$(1,223)

Securities with a combined market value of $37,172 have been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at March 31, 2018.

A1330

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/16/18	Citigroup Global Markets	GBP	17	$23,617	$23,869	$—	$ (252)
Japanese Yen,
Expiring 04/16/18	Citigroup Global Markets	JPY	3,781	35,553	35,574	—	(21)

				$59,170	$59,443	—	(273)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$30,754,534	$12,555,053	$3
Preferred Stocks	146,255	15,745	—
Right	—	—	462
Unaffiliated Funds	5,433,535	—	—
Asset-Backed Securities
Automobiles	—	145,789	—
Credit Cards	—	9,798	—
Equipment	—	19,756	—
Other	—	123,910	—
Commercial Mortgage-Backed Securities	—	143,965	—
Corporate Bonds	—	1,669,704	—
Sovereign Bonds	—	93,960	—
Municipal Bonds	—	61,045	—
Residential Mortgage-Backed Securities	—	15,402	—
U.S. Government Agency Obligations	—	87,928	—
U.S. Treasury Obligations	—	8,025,944	—
Affiliated Mutual Funds	1,999,522	—	—
Option Written	(137,751)	—	—
Other Financial Instruments*
Futures Contracts	(1,223)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(273)	—

Total	$38,194,872	$22,967,726	$465

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1331

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.0%
COMMON STOCKS — 73.7%
Aerospace & Defense — 2.0%
Aerovironment, Inc.*	3,900	$177,489
Airbus SE (France)	8,216	951,067
Astrotech Corp.*	7,086	18,778
BAE Systems PLC (United Kingdom)	78,400	641,443
Boeing Co. (The)	34,475	11,303,663
CAE, Inc. (Canada)	11,700	217,772
Cobham PLC (United Kingdom)*	550,800	949,143
Dassault Aviation SA (France)	1,388	2,651,658
General Dynamics Corp.	423	93,441
Harris Corp.	11,320	1,825,690
Hexcel Corp.	3,610	233,170
KLX, Inc.*	4,553	323,536
Leonardo SpA (Italy)	52,988	612,814
Meggitt PLC (United Kingdom)	183,607	1,113,855
Northrop Grumman Corp.	11,672	4,074,929
Raytheon Co.	71	15,323
Rolls-Royce Holdings PLC (United Kingdom)*	158,940	1,943,216
Spirit AeroSystems Holdings, Inc. (Class A Stock)	900	75,330
Tel-Instrument Electronics Corp.*(a)	16,555	39,732
Textron, Inc.	213	12,561
Thales SA (France)	20,099	2,448,532
United Technologies Corp.	8,199	1,031,598

		30,754,740

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	8,172	765,798
FedEx Corp.	220	52,824
SG Holdings Co. Ltd. (Japan)*	13,600	299,269
Sinotrans Ltd. (China) (Class H Stock)	485,000	268,190
United Parcel Service, Inc. (Class B Stock)	5,171	541,197

		1,927,278

Airlines — 0.7%
Air Arabia PJSC (United Arab Emirates)	530,270	164,661
Alaska Air Group, Inc.	11,663	722,639
American Airlines Group, Inc.	84,564	4,393,945
Delta Air Lines, Inc.	49,715	2,724,879
Flybe Group PLC (United Kingdom)*	121,418	57,169
JetBlue Airways Corp.*	17,500	355,600
Ryanair Holdings PLC (Ireland), ADR*	11,310	1,389,434
Spirit Airlines, Inc.*(a)	6,330	239,147
United Continental Holdings, Inc.*	2,491	173,050

		10,220,524

Auto Components — 0.8%
Aptiv PLC	3,293	279,806
Autoliv, Inc. (Sweden)(a)	4,330	631,920
Bridgestone Corp. (Japan)	16,800	739,097
CIE Automotive SA (Spain)	7,315	261,362
Gentex Corp.	22,362	514,773
Hyundai Mobis Co. Ltd. (South Korea)	2,723	650,443
Koito Manufacturing Co. Ltd. (Japan)	20,000	1,396,685
Lear Corp.	660	122,819
Magna International, Inc. (Canada)	76,333	4,301,365
Mando Corp. (South Korea)	673	146,253
Musashi Seimitsu Industry Co. Ltd. (Japan)	11,700	396,773

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
NGK Spark Plug Co. Ltd. (Japan)	11,600	$279,514
Nifco, Inc. (Japan)	10,600	356,911
Nippon Seiki Co. Ltd. (Japan)	18,300	333,743
Press Kogyo Co. Ltd. (Japan)	58,200	348,819
S&T Motiv Co. Ltd. (South Korea)	2,550	94,327
Stanley Electric Co. Ltd. (Japan)	20,200	758,443
Sumitomo Rubber Industries Ltd. (Japan)	74,200	1,368,051
Workhorse Group, Inc.*(a)	49,300	130,152

		13,111,256

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	13,104	1,425,320
Ferrari NV (Italy)	2,212	266,590
General Motors Co.	2,900	105,386
Honda Motor Co. Ltd. (Japan)	20,900	723,487
Mitsubishi Motors Corp. (Japan)(a)	199,700	1,428,156
Suzuki Motor Corp. (Japan)	15,000	814,400
Tesla, Inc.*(a)	11,236	2,990,237
Toyota Motor Corp. (Japan)(a)	37,700	2,447,923

		10,201,499

Banks — 5.7%
ABN AMRO Group NV (Netherlands), CVA, 144A	48,818	1,472,028
Access National Corp.	13,200	376,595
Axis Bank Ltd. (India)	187,125	1,476,537
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), ADR(a)	114,803	823,138
Bank Central Asia Tbk PT (Indonesia)	992,000	1,685,197
Bank of America Corp.	91,449	2,742,556
Bank of Ireland Group PLC (Ireland)*	70,419	617,075
Bank of the Ryukyus Ltd. (Japan)	11,200	173,166
BankUnited, Inc.	12,200	487,755
Barclays Africa Group Ltd. (South Africa)	74,169	1,187,898
BAWAG Group AG (Austria), 144A*	9,613	528,226
BNP Paribas SA (France)	57,548	4,267,805
Boston Private Financial Holdings, Inc.	31,125	468,431
CaixaBank SA (Spain)	160,686	766,097
CIT Group, Inc.	5,061	260,642
Citigroup, Inc.	32,962	2,224,935
Commerzbank AG (Germany)*	69,095	897,014
County Bancorp, Inc.	4,300	125,603
Credicorp Ltd. (Peru)	2,167	491,996
DNB ASA (Norway)	35,878	706,697
Eagle Bancorp, Inc.*	7,530	450,671
East West Bancorp, Inc.	1,553	97,125
Erste Group Bank AG (Austria)*	92,506	4,650,590
Farmers Capital Bank Corp.	6,490	259,276
Fifth Third Bancorp	64,774	2,056,575
FinecoBank Banca Fineco SpA (Italy)	36,297	436,881
First Abu Dhabi Bank PJSC (United Arab Emirates)	315,713	1,006,558
First Business Financial Services, Inc.	9,000	226,440
First Internet Bancorp	6,430	237,910
First Republic Bank	29,465	2,728,754
First US Bancshares, Inc.	4,300	49,192
Fukuoka Financial Group, Inc. (Japan)	59,000	323,212
Home BancShares, Inc.	21,680	494,521

A1332

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy)	267,918	$975,492
Investors Bancorp, Inc.	37,971	517,924
JPMorgan Chase & Co.	164,397	18,078,738
KeyCorp.	111,660	2,182,953
Lloyds Banking Group PLC (United Kingdom)	1,610,770	1,465,196
Mitsubishi UFJ Financial Group, Inc. (Japan)	393,300	2,613,721
National Bank of Canada (Canada)	26,350	1,240,241
Nordea Bank AB (Sweden)	98,850	1,057,692
Park National Corp.(a)	4,540	471,070
Pinnacle Financial Partners, Inc.	8,600	552,120
PNC Financial Services Group, Inc. (The)	23,557	3,562,761
Preferred Bank	2,044	131,225
Renasant Corp.	10,730	456,669
Royal Bank of Scotland Group PLC (United Kingdom)*	457,570	1,664,555
Seacoast Banking Corp. of Florida*	8,700	230,289
Signature Bank*	4,049	574,756
Sterling Bancorp	20,600	464,530
Sumitomo Mitsui Financial Group, Inc. (Japan)	18,600	789,092
SunTrust Banks, Inc.	13,738	934,734
Svenska Handelsbanken AB (Sweden) (Class A Stock)	54,047	676,498
TCF Financial Corp.	23,015	524,972
U.S. Bancorp	66,950	3,380,975
UniCredit SpA (Italy)*	105,022	2,195,082
United Overseas Bank Ltd. (Singapore)	88,800	1,868,549
Van Lanschot Kempen NV (Netherlands)	9,355	297,203
Wells Fargo & Co.	143,176	7,503,854
Yes Bank Ltd. (India)	69,243	326,988

		89,534,975

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	12,877	1,415,786
Baron de Ley (Spain)*	820	109,412
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	9,500	392,327
Coca-Cola Bottling Co. Consolidated	740	127,776
Coca-Cola Co. (The)	19,512	847,406
Constellation Brands, Inc. (Class A Stock)	925	210,826
Diageo PLC (United Kingdom)	25,386	858,545
Dr. Pepper Snapple Group, Inc.	16,614	1,966,765
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	10,899	1,206,413
Monster Beverage Corp.*	658	37,644
National Beverage Corp.	2,710	241,244
PepsiCo, Inc.	21,826	2,382,308
Sichuan Swellfun Co. Ltd. (China) (Class A Stock)	30,730	213,249
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	42,014

		10,051,715

Biotechnology — 1.2%
3SBio, Inc. (China), 144A*	112,500	256,244
Abcam PLC (United Kingdom)	52,322	908,701
ACADIA Pharmaceuticals, Inc.*	11,800	265,145

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Acceleron Pharma, Inc.*	4,620	$180,641
Aimmune Therapeutics, Inc.*	7,500	238,725
Alexion Pharmaceuticals, Inc.*	11,790	1,314,113
Alkermes PLC*(a)	9,560	554,098
Alnylam Pharmaceuticals, Inc.*	6,134	730,559
Aquinox Pharmaceuticals, Inc. (Canada)*	4,077	57,404
Biogen, Inc.*	3,959	1,084,053
BioMarin Pharmaceutical, Inc.*	7,755	628,698
Bluebird Bio, Inc.*	1,610	274,908
Calithera Biosciences, Inc.*	19,100	120,330
Celgene Corp.*	374	33,365
Celldex Therapeutics, Inc.*	55,502	129,320
Clovis Oncology, Inc.*	4,800	253,440
FibroGen, Inc.*	6,400	295,680
Genmab A/S (Denmark)*	1,635	352,252
Genus PLC (United Kingdom)	6,467	211,604
Gilead Sciences, Inc.	23,195	1,748,671
Grifols SA (Spain)	10,267	291,079
Grifols SA (Spain), ADR	83,240	1,764,688
Incyte Corp.*	4,125	343,736
Ionis Pharmaceuticals, Inc.*(a)	7,679	338,490
Neurocrine Biosciences, Inc.*	800	66,344
Portola Pharmaceuticals, Inc.*	9,400	307,004
Regeneron Pharmaceuticals, Inc.*	87	29,959
Seattle Genetics, Inc.*(a)	7,433	389,043
Shire PLC	46,694	2,323,947
TESARO, Inc.*(a)	2,820	161,135
United Therapeutics Corp.*	3,295	370,226
Vertex Pharmaceuticals, Inc.*	19,031	3,101,672

		19,125,274

Building Products — 0.4%
American Woodmark Corp.*	2,540	250,063
Apogee Enterprises, Inc.(a)	6,190	268,337
DIRTT Environmental Solutions (Canada)*	62,996	242,038
dormakaba Holding AG (Switzerland)*	313	245,110
Fortune Brands Home & Security, Inc.	11,611	683,772
Johnson Controls International PLC	72,330	2,548,909
Lindab International AB (Sweden)	20,043	151,737
NCI Building Systems, Inc.*	19,812	350,672
Sanwa Holdings Corp. (Japan)	32,900	424,230
Tarkett SA (France)	6,329	212,125
Tyman PLC (United Kingdom)	51,716	216,267

		5,593,260

Capital Markets — 2.8%
Ameriprise Financial, Inc.	1,530	226,348
Ashford, Inc.*	1,347	128,921
Avanza Bank Holding AB (Sweden)	5,487	290,163
Banca Generali SpA (Italy)	7,671	247,495
Bank of New York Mellon Corp. (The)	69,491	3,580,871
BT Investment Management Ltd. (Australia)	27,929	217,960
Cboe Global Markets, Inc.	12,083	1,378,670
Charles Schwab Corp. (The)	28,572	1,492,030
Greenhill & Co., Inc.	48	888
IntegraFin Holdings PLC (United Kingdom)*	14,530	52,391
Intercontinental Exchange, Inc.	50,262	3,645,000
Intermediate Capital Group PLC (United Kingdom)	38,996	538,617

A1333

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Investec PLC (South Africa)	136,862	$1,057,709
IP Group PLC (United Kingdom)*	81,664	131,623
Julius Baer Group Ltd. (Switzerland)*	25,583	1,574,415
London Stock Exchange Group PLC (United Kingdom)	21,266	1,231,357
MarketAxess Holdings, Inc.	1,590	345,730
Morgan Stanley	180,086	9,717,441
MSCI, Inc.	670	100,145
Nasdaq, Inc.	6,419	553,446
Northern Trust Corp.	256	26,401
Rathbone Brothers PLC (United Kingdom)	3,928	135,008
Raymond James Financial, Inc.	4,667	417,276
S&P Global, Inc.	7,276	1,390,153
SEI Investments Co.	5,703	427,212
State Street Corp.	47,008	4,688,108
TD Ameritrade Holding Corp.	96,968	5,743,415
UBS Group AG (Switzerland)*	259,817	4,577,697
Vostok New Ventures Ltd. (Sweden), SDR*	31,614	277,287

		44,193,777

Chemicals — 1.6%
Air Liquide SA (France)	11,087	1,360,572
Air Products & Chemicals, Inc.	11,366	1,807,535
Air Water, Inc. (Japan)	6,000	117,279
Akzo Nobel NV (Netherlands)	13,444	1,270,230
Axalta Coating Systems Ltd.*	15,400	464,925
Balchem Corp.	3,580	292,665
Celanese Corp. (Class A Stock)	6,780	679,424
CF Industries Holdings, Inc.	39,531	1,491,505
Denka Co. Ltd. (Japan)	8,100	274,224
DIC Corp. (Japan)	40,200	1,348,636
DowDuPont, Inc.	40,696	2,592,742
Ecolab, Inc.	2,480	339,934
Fufeng Group Ltd. (China)*	309,000	184,442
GCP Applied Technologies, Inc.*	13,107	380,758
Incitec Pivot Ltd. (Australia)	370,857	1,009,297
Kansai Paint Co. Ltd. (Japan)	26,100	610,041
Koninklijke DSM NV (Netherlands)	13,893	1,380,923
Linde AG (Germany)*	3,877	819,247
Nippon Shokubai Co. Ltd. (Japan)	19,100	1,320,597
Nippon Soda Co. Ltd. (Japan)	47,000	266,548
NOF Corp. (Japan)	9,900	299,380
PPG Industries, Inc.	8,863	989,111
Praxair, Inc.	4,306	621,356
RPM International, Inc.	36,694	1,749,203
Sakata INX Corp. (Japan)	12,800	190,844
SH Kelkar & Co. Ltd. (India), 144A	25,164	100,929
Sherwin-Williams Co. (The)	2,838	1,112,837
Sumitomo Seika Chemicals Co. Ltd. (Japan)	5,100	244,620
Tronox Ltd. (Class A Stock)	11,700	215,747
Valvoline, Inc.	17,087	378,135
Victrex PLC (United Kingdom)	18,753	676,138
WR Grace & Co.	5,477	335,357
Yara International ASA (Norway)	11,583	494,943

		25,420,124

Commercial Services & Supplies — 0.4%
ARC Document Solutions, Inc.*	39,002	85,804

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Cintas Corp.	1,575	$268,664
Clean Harbors, Inc.*	5,480	267,479
Covanta Holding Corp.(a)	9,300	134,850
Downer EDI Ltd. (Australia)	241,299	1,199,320
Edenred (France)	7,434	258,574
Healthcare Services Group, Inc.(a)	7,111	309,186
KAR Auction Services, Inc.	9,511	515,496
Prosegur Cia de Seguridad SA (Spain)	23,291	179,137
SPIE SA (France)	12,350	273,261
Stericycle, Inc.*	4,974	291,128
Waste Connections, Inc.	24,147	1,732,306

		5,515,205

Communications Equipment — 0.5%
Cisco Systems, Inc.	118,775	5,094,260
CommScope Holding Co., Inc.*	7,100	283,787
Lumentum Holdings, Inc.*(a)	10,975	700,205
Palo Alto Networks, Inc.*	3,177	576,689
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	107,602	685,205
Viavi Solutions, Inc.*	33,187	322,578

		7,662,724

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV(a)	16,310	234,864
Comfort Systems USA, Inc.	9,719	400,909
JGC Corp. (Japan)(a)	28,700	624,873
Koninklijke Volkerwessels NV (Netherlands)	7,463	204,808
MasTec, Inc.*	7,900	371,695
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	226,000	225,401

		2,062,550

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	6,571	645,549
Vulcan Materials Co.	3,663	418,205

		1,063,754

Consumer Finance — 0.3%
Ally Financial, Inc.	21,000	570,149
American Express Co.	7,748	722,733
SLM Corp.*	78,524	880,254
Synchrony Financial	67,820	2,274,005

		4,447,141

Containers & Packaging — 0.6%
Amcor Ltd. (Australia)	149,007	1,631,676
Ball Corp.	55,549	2,205,851
Graphic Packaging Holding Co.	28,800	442,080
Huhtamaki OYJ (Finland)	5,408	237,304
International Paper Co.	70,474	3,765,426
Silgan Holdings, Inc.	13,860	386,001

		8,668,338

Distributors — 0.0%
Core-Mark Holding Co., Inc.	4,000	85,040
Paltac Corp. (Japan)	9,400	512,260
Uni-Select, Inc. (Canada)	7,200	111,771

		709,071

A1334

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	37,600	$1,367,864
Bright Horizons Family Solutions, Inc.*	2,240	223,373
Graham Holdings Co. (Class B Stock)	500	301,125
Service Corp. International	6,730	253,990
ServiceMaster Global Holdings, Inc.*	2,000	101,700
TAL Education Group (China), ADR	13,855	513,882

		2,761,934

Diversified Financial Services — 0.2%
Banca Mediolanum SpA (Italy)	177,701	1,552,493
FirstRand Ltd. (South Africa)(a)	170,467	963,268
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	81,800	490,027
Voya Financial, Inc.	3,550	179,275

		3,185,063

Diversified Telecommunication Services — 0.8%
ATN International, Inc.	1,870	111,489
KT Corp. (South Korea)	5,009	128,971
KT Corp. (South Korea), ADR*(a)	41,315	566,016
Nippon Telegraph & Telephone Corp. (Japan)	79,800	3,722,915
TDC A/S (Denmark)*	72,656	602,070
Telefonica Deutschland Holding AG (Germany)	534,541	2,511,760
Telefonica SA (Spain)	174,955	1,733,256
Verizon Communications, Inc.	65,993	3,155,785
Zayo Group Holdings, Inc.*	9,200	314,272

		12,846,534

Electric Utilities — 1.3%
American Electric Power Co., Inc.	2,307	158,237
EDP - Energias do Brasil SA (Brazil)	361,798	1,461,899
Entergy Corp.	17,343	1,366,282
Eversource Energy	24,205	1,426,159
Hawaiian Electric Industries, Inc.	10,300	354,114
Iberdrola SA (Spain)	251,665	1,850,593
NextEra Energy, Inc.	42,908	7,008,164
OGE Energy Corp.	10,468	343,036
PG&E Corp.	39,203	1,722,188
Power Grid Corp. of India Ltd. (India)	260,941	777,589
Southern Co. (The)	38,985	1,741,070
Spark Energy, Inc. (Class A Stock)(a)	14,000	165,900
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	37,730	247,652
Westar Energy, Inc.	41,313	2,172,651
Xcel Energy, Inc.	3,557	161,772

		20,957,306

Electrical Equipment — 0.7%
Fujikura Ltd. (Japan)	38,800	261,886
Generac Holdings, Inc.*	7,475	343,177
Hubbell, Inc.	10,711	1,304,386
Idec Corp. (Japan)	7,900	192,585
Kendrion NV (Netherlands)	4,172	170,672
Mabuchi Motor Co. Ltd. (Japan)	11,400	567,126
Mitsubishi Electric Corp. (Japan)	131,900	2,140,810
Plug Power, Inc.*(a)	150,800	285,012
Prysmian SpA (Italy)	35,548	1,116,285
Schneider Electric SE (France)*	27,802	2,448,285

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Sensata Technologies Holding PLC*(a)	21,157	$1,096,567
Teco Electric and Machinery Co. Ltd. (Taiwan)	132,000	109,872
TPI Composites, Inc.*	14,900	334,505
Varta AG (Germany)*	6,309	147,633

		10,518,801

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	10,760	449,338
Badger Meter, Inc.	3,000	141,449
Cognex Corp.	10,676	555,045
Coherent, Inc.*	2,020	378,548
Corning, Inc.	35,042	976,971
Hexagon AB (Sweden) (Class B Stock)	26,549	1,584,683
Horiba Ltd. (Japan)	4,200	327,012
Iteris, Inc.*(a)	37,500	186,000
Itron, Inc.*	4,500	321,975
KEMET Corp.*	9,700	175,861
Keysight Technologies, Inc.*	49,133	2,574,078
Kyocera Corp. (Japan)	17,700	1,003,556
Largan Precision Co. Ltd. (Taiwan)	8,000	931,293
LightPath Technologies, Inc. (Class A Stock)*(a)	56,300	123,860
Murata Manufacturing Co. Ltd. (Japan)	7,200	993,832
Nippon Ceramic Co. Ltd. (Japan)	8,400	229,905
Oxford Instruments PLC (United Kingdom)	17,416	180,668
Renishaw PLC (United Kingdom)	3,091	195,474
Sensirion Holding AG (Switzerland), 144A*	3,241	153,507
Sinbon Electronics Co. Ltd. (Taiwan)	66,529	175,747
Taiwan Union Technology Corp. (Taiwan)	98,000	312,303
TE Connectivity Ltd.	26,347	2,632,065
Tech Data Corp.*	4,430	377,126
VeriFone Systems, Inc.*	14,317	220,195
Zebra Technologies Corp. (Class A Stock)*	2,119	294,944

		15,495,435

Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*(a)	6,720	301,056
Modec, Inc. (Japan)	5,800	143,527
Natural Gas Services Group, Inc.*	10,000	238,500
Oceaneering International, Inc.(a)	12,889	238,962
Saipem SpA (Italy)*	74,173	290,976
Superior Energy Services, Inc.*	20,904	176,221
Weatherford International PLC*	815	1,866
WorleyParsons Ltd. (Australia)	76,137	849,590

		2,240,698

Equity Real Estate Investment Trusts (REITs) — 4.4%
Acadia Realty Trust(a)	26,326	647,620
Alexander & Baldwin, Inc.	21,314	492,993
Alexandria Real Estate Equities, Inc.(a)	11,174	1,395,521
American Campus Communities, Inc.	19,901	768,577
American Homes 4 Rent (Class A Stock)	27,275	547,681
American Tower Corp.	22,240	3,232,362
Ashford Hospitality Prime, Inc.	12,218	118,759
Ashford Hospitality Trust, Inc.	440	2,842
AvalonBay Communities, Inc.	17,500	2,878,049
Axiare Patrimonio SOCIMI SA (Spain)	28,068	571,135
Boston Properties, Inc.	10,206	1,257,583

A1335

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Camden Property Trust	23,440	$1,973,179
Colony NorthStar, Inc. (Class A Stock)	39,188	220,237
Concentradora Fibra Danhos SA de CV (Mexico)	94,300	156,700
Crown Castle International Corp.	70,448	7,721,805
DCT Industrial Trust, Inc.(a)	31,292	1,762,991
Douglas Emmett, Inc.(a)	50,297	1,848,918
EastGroup Properties, Inc.	7,348	607,386
Education Realty Trust, Inc.(a)	8,261	270,548
Equinix, Inc.	50	20,907
Equity Commonwealth*	17,500	536,725
Equity Residential	56,051	3,453,863
Essex Property Trust, Inc.	8,676	2,088,140
Federal Realty Investment Trust	8,356	970,215
Fibra Uno Administracion SA de CV (Mexico)	329,900	496,483
Gecina SA (France)	7,726	1,340,706
GEO Group, Inc. (The)	12,500	255,875
GGP, Inc.	100,221	2,050,522
Healthcare Realty Trust, Inc.(a)	44,378	1,229,714
Healthcare Trust of America, Inc. (Class A Stock)	20,500	542,225
Highwoods Properties, Inc.	12,269	537,628
Hoshino Resorts REIT, Inc. (Japan)	70	368,989
Host Hotels & Resorts, Inc.	47,528	885,922
Hudson Pacific Properties, Inc.(a)	27,831	905,342
Independence Realty Trust, Inc.	1,351	12,402
Investors Real Estate Trust	45,507	236,181
JBG SMITH Properties(a)	25,011	843,121
Kilroy Realty Corp.(a)	16,878	1,197,663
Kimco Realty Corp.	60,027	864,389
Macerich Co. (The)	28,315	1,586,206
MGM Growth Properties LLC (Class A Stock)(a)	18,132	481,223
Mitsui Fudosan Logistics Park, Inc. (Japan)	56	185,591
Mori Hills REIT Investment Corp. (Japan)	121	153,341
NorthStar Realty Europe Corp.	13,492	175,666
Paramount Group, Inc.	59,337	844,959
Pebblebrook Hotel Trust(a)	14,820	509,067
Power REIT*	392	2,450
Prologis, Inc.	52,044	3,278,252
PS Business Parks, Inc.	3,796	429,100
Public Storage(a)	9,998	2,003,499
Ramco-Gershenson Properties Trust	11,607	143,463
Rayonier, Inc.	11,520	405,274
Regency Centers Corp.	30,664	1,808,563
RLJ Lodging Trust(a)	15,568	302,642
Sabra Health Care REIT, Inc.	13,139	231,903
Select Income REIT	12,397	241,494
Simon Property Group, Inc.	15,465	2,387,023
SL Green Realty Corp.	20,952	2,028,782
STAG Industrial, Inc.	14,478	346,314
Sunstone Hotel Investors, Inc.(a)	54,393	827,861
Taubman Centers, Inc.	4,294	244,372
Terreno Realty Corp.	24,259	837,178
Urban Edge Properties(a)	62,784	1,340,438
VEREIT, Inc.	13,579	94,510
Vornado Realty Trust	17,498	1,177,615
Weingarten Realty Investors	15,264	428,613

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	45,443	$1,590,505
Xenia Hotels & Resorts, Inc.	20,500	404,260

		69,802,062

Food & Staples Retailing — 0.9%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	20,042	897,134
Casey’s General Stores, Inc.(a)	2,070	227,224
Costco Wholesale Corp.	3,344	630,110
CP ALL PCL (Thailand)	382,600	1,069,482
CVS Health Corp.	41,831	2,602,307
Empire Co. Ltd. (Canada) (Class A Stock)	26,325	528,400
Kusuri no Aoki Holdings Co. Ltd. (Japan)	5,100	369,705
Majestic Wine PLC (United Kingdom)	34,069	189,450
PriceSmart, Inc.	2,670	223,079
Rite Aid Corp.*(a)	73,133	122,863
Seven & i Holdings Co. Ltd. (Japan)	50,700	2,171,600
Sprouts Farmers Market, Inc.*	9,312	218,553
United Natural Foods, Inc.*	3,380	145,137
Walgreens Boots Alliance, Inc.	973	63,702
Walmart, Inc.	45,104	4,012,903
Zur Rose Group AG (Switzerland)*	1,532	174,618

		13,646,267

Food Products — 1.6%
Bakkavor Group PLC (United Kingdom), 144A*(a)	110,583	271,301
Britannia Industries Ltd. (India)	3,399	260,159
Bunge Ltd.	34,902	2,580,654
Cal-Maine Foods, Inc.*	3,420	149,454
China Mengniu Dairy Co. Ltd. (China)*	322,000	1,111,247
Dean Foods Co.	5,900	50,858
Edita Food Industries SAE (Egypt), GDR	10,319	51,595
Edita Food Industries SAE (Egypt), GDR, 144A	3,964	19,819
Ezaki Glico Co. Ltd. (Japan)	28,500	1,512,697
Farmer Brothers Co.*	5,620	169,724
Hain Celestial Group, Inc. (The)*(a)	6,220	199,475
Ingredion, Inc.	2,350	302,962
Mayora Indah Tbk PT (Indonesia)	1,244,000	266,808
McCormick & Co., Inc.(a)	6,709	713,771
Mondelez International, Inc. (Class A Stock)	43,262	1,805,323
Nestle SA (Switzerland)	51,563	4,075,618
Pinnacle Foods, Inc.	5,530	299,173
Post Holdings, Inc.*	3,000	227,280
Sakata Seed Corp. (Japan)	5,900	207,423
Tyson Foods, Inc. (Class A Stock)	146,384	10,713,845
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	247,500	226,240

		25,215,426

Gas Utilities — 0.3%
Atmos Energy Corp.	30,288	2,551,461
Gas Natural SDG SA (Spain)	77,703	1,854,623
National Fuel Gas Co.(a)	6,137	315,749
WGL Holdings, Inc.	3,350	280,228

		5,002,061

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	13,634	816,949

A1336

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
ABIOMED, Inc.*	1,820	$529,602
Ambu A/S (Denmark)	26,520	600,251
Becton, Dickinson & Co.	49,575	10,742,903
BioLife Solutions, Inc.*(a)	28,200	144,101
BioMerieux (France)	798	65,723
Cochlear Ltd. (Australia)	2,752	386,511
ConvaTec Group PLC (United Kingdom), 144A	414,176	1,155,524
Cooper Cos., Inc. (The)	9,535	2,181,703
Danaher Corp.	83,353	8,161,092
DENTSPLY SIRONA, Inc.	6,699	337,027
DexCom, Inc.*(a)	4,540	336,686
Eiken Chemical Co. Ltd. (Japan)	9,000	227,286
Elekta AB (Sweden) (Class B Stock)	38,555	412,760
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	55,103	527,858
Getinge AB (Sweden) (Class B Stock)	58,450	665,606
GN Store Nord A/S (Denmark)	23,991	850,909
Hologic, Inc.*	31,654	1,182,593
Insulet Corp.*	3,941	341,606
Intuitive Surgical, Inc.*	6,241	2,576,472
LivaNova PLC*	13,413	1,187,051
Masimo Corp.*	5,200	457,340
Medtronic PLC	51,828	4,157,642
Nakanishi, Inc. (Japan)	6,900	139,894
Nevro Corp.*	2,780	240,943
Nikkiso Co. Ltd. (Japan)	18,900	198,364
OraSure Technologies, Inc.*	12,900	217,881
Osstem Implant Co. Ltd. (South Korea)*	4,770	240,732
Siemens Healthineers AG (Germany), 144A*	15,145	622,415
Smith & Nephew PLC (United Kingdom)	44,442	831,374
STERIS PLC	2,780	259,541
Stryker Corp.	41,267	6,640,686
Teleflex, Inc.	1,410	359,522
Terumo Corp. (Japan)	12,300	639,746
West Pharmaceutical Services, Inc.	4,980	439,684
Wright Medical Group NV*(a)	10,936	216,970

		49,092,947

Health Care Providers & Services — 1.7%
Aetna, Inc.	9,457	1,598,233
AmerisourceBergen Corp.	4,613	397,687
Amplifon SpA (Italy)	22,231	395,229
Anthem, Inc.	15,804	3,472,139
Chemed Corp.	830	226,474
Cigna Corp.	15,058	2,525,829
Diplomat Pharmacy, Inc.*	7,410	149,312
Fresenius SE & Co. KGaA (Germany)	26,446	2,022,190
Georgia Healthcare Group PLC (Georgia), 144A*	47,890	207,521
HCA Healthcare, Inc.	18,954	1,838,538
Humana, Inc.	3,096	832,298
Integrated Diagnostics Holdings PLC (Egypt), 144A	43,031	200,106
MEDNAX, Inc.*	5,866	326,326
Miraca Holdings, Inc. (Japan)	18,900	744,256
Molina Healthcare, Inc.*	211	17,129
Odontoprev SA (Brazil)	35,400	160,302

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Primary Health Care Ltd. (Australia)	393,568	$1,189,404
Select Medical Holdings Corp.*	11,775	203,119
Terveystalo OYJ (Finland), 144A*	20,212	240,242
UnitedHealth Group, Inc.	49,298	10,549,772
WellCare Health Plans, Inc.*	470	91,006

		27,387,112

Health Care Technology — 0.1%
athenahealth, Inc.*(a)	2,913	416,646
Medidata Solutions, Inc.*(a)	6,400	401,984
Simulations Plus, Inc.	9,400	138,650
Veeva Systems, Inc. (Class A Stock)*	6,300	460,026

		1,417,306

Hotels, Restaurants & Leisure — 1.6%
Alsea SAB de CV (Mexico)	39,500	138,033
Aramark	11,900	470,763
Bloomin’ Brands, Inc.	8,147	197,809
Brinker International, Inc.(a)	4,640	167,504
Caesars Entertainment Corp.*	2,185	24,581
Carnival Corp.	13,457	882,510
Carrols Restaurant Group, Inc.*	11,000	123,200
Cheesecake Factory, Inc. (The)(a)	4,740	228,563
China Lodging Group Ltd. (China), ADR(a)	2,942	387,491
Denny’s Corp.*	21,715	335,062
Domino’s Pizza, Inc.	2,094	489,075
Dunkin’ Brands Group, Inc.	4,000	238,760
Hilton Worldwide Holdings, Inc.	26,844	2,114,233
HIS Co. Ltd. (Japan)	4,800	174,866
Las Vegas Sands Corp.	8,919	641,276
Marriott International, Inc. (Class A Stock)	26,151	3,556,013
McDonald’s Corp.	4,800	750,624
MGM Resorts International	58,652	2,053,993
Norwegian Cruise Line Holdings Ltd.*	37,757	1,999,988
Paddy Power Betfair PLC (Ireland)	3,087	317,084
Penn National Gaming, Inc.*	15,254	400,570
Playtech PLC (United Kingdom)	191,186	1,966,315
Restaurant Brands International, Inc. (Canada)	8,100	461,052
Round One Corp. (Japan)	11,600	184,097
Royal Caribbean Cruises Ltd.	6,495	764,721
Scientific Games Corp.*	5,900	245,440
Starbucks Corp.	7,271	420,918
Vail Resorts, Inc.	1,740	385,758
William Hill PLC (United Kingdom)	267,923	1,242,244
Wynn Resorts Ltd.	3,045	555,286
Yum! Brands, Inc.	40,327	3,433,038

		25,350,867

Household Durables — 0.6%
Cairn Homes PLC (Ireland)*	111,371	247,935
Century Communities, Inc.*	11,201	335,470
Fujitsu General Ltd. (Japan)	101,100	1,810,860
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	143,700	1,084,710
Haier Electronics Group Co. Ltd. (Hong Kong)*	115,000	412,294
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	36,483	216,990

A1337

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Hanssem Co. Ltd. (South Korea)	1,310	$185,148
Lennar Corp. (Class A Stock)(a)	29,797	1,756,235
MDC Holdings, Inc.	8,256	230,508
NVR, Inc.*	192	537,600
Panasonic Corp. (Japan)	58,900	845,833
Skyline Corp.*	11,388	250,536
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	75,300	407,370
Tempur Sealy International, Inc.*(a)	4,360	197,464
Toll Brothers, Inc.	11,400	493,050
TTK Prestige Ltd. (India)	409	38,881
Vatti Corp. Ltd. (China) (Class A Stock)	83,300	353,637
Zojirushi Corp. (Japan)	11,300	166,542

		9,571,063

Household Products — 0.3%
Colgate-Palmolive Co.	10,072	721,961
Essity AB (Sweden) (Class B Stock)*	82,119	2,275,779
Kimberly-Clark Corp.	5,666	623,997
Opple Lighting Co. Ltd. (China) (Class A Stock)	34,100	244,574
Reckitt Benckiser Group PLC (United Kingdom)	10,215	862,224

		4,728,535

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	878,000	678,063
Electric Power Development Co. Ltd. (Japan)	10,700	275,803
NTPC Ltd. (India)	745,377	1,948,777

		2,902,643

Industrial Conglomerates — 1.3%
3M Co.	930	204,154
Carlisle Cos., Inc.	207	21,613
CK Hutchison Holdings Ltd. (Hong Kong)	352,112	4,230,721
DCC PLC (United Kingdom)	3,635	334,918
General Electric Co.	1,440	19,411
Honeywell International, Inc.	36,635	5,294,124
Jardine Matheson Holdings Ltd. (Hong Kong)	30,600	1,885,765
Roper Technologies, Inc.	21,404	6,007,889
Siemens AG (Germany)	16,113	2,055,978
Smiths Group PLC (United Kingdom)	9,890	210,373

		20,264,946

Insurance — 3.8%
AIA Group Ltd. (Hong Kong)	702,200	6,002,882
American International Group, Inc.	72,805	3,962,048
Aon PLC	11,711	1,643,405
Argo Group International Holdings Ltd.	6,601	378,897
Aspen Insurance Holdings Ltd. (Bermuda)	6,540	293,319
AXA SA (France)	50,255	1,335,931
Axis Capital Holdings Ltd.	7,460	429,472
BB Seguridade Participacoes SA (Brazil)	162,100	1,438,619
Chubb Ltd.	49,223	6,732,230
CNA Financial Corp.	4,576	225,826
CNO Financial Group, Inc.	19,853	430,215

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Direct Line Insurance Group PLC (United Kingdom)	281,720	$1,508,469
First American Financial Corp.	5,686	333,654
FNF Group	4,487	179,570
Hannover Rueck SE (Germany)	4,096	558,826
Hanover Insurance Group, Inc. (The)	3,360	396,110
Korean Reinsurance Co. (South Korea)	13,049	139,827
Markel Corp.*	305	356,926
Marsh & McLennan Cos., Inc.	72,947	6,024,693
MetLife, Inc.	35,554	1,631,573
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	14,293	3,323,718
Old Republic International Corp.	13,104	281,081
Progressive Corp. (The)	30,362	1,849,957
Prudential PLC (United Kingdom)	146,928	3,671,528
RSA Insurance Group PLC (United Kingdom)	184,982	1,637,727
Sampo OYJ (Finland) (Class A Stock)	40,259	2,242,940
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,915	987,657
Suncorp Group Ltd. (Australia)	121,956	1,257,787
Tokio Marine Holdings, Inc. (Japan)	52,500	2,380,500
Willis Towers Watson PLC	31,319	4,766,439
XL Group Ltd. (Bermuda)	4,958	273,979
Zurich Insurance Group AG (Switzerland)*	9,236	3,046,609

		59,722,414

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	13,356	19,330,673
Booking Holdings, Inc.*	5,860	12,191,085
Ctrip.com International Ltd. (China), ADR*(a)	23,001	1,072,307
Despegar.com Corp. (Argentina)*	1,795	56,094
Expedia Group, Inc.	3,412	376,719
Groupon, Inc.*	713	3,094
Netflix, Inc.*	9,745	2,878,186
Ocado Group PLC (United Kingdom)*(a)	20,645	154,109
Shop Apotheke Europe NV (Netherlands), 144A*	3,408	157,249
Wayfair, Inc. (Class A Stock)*(a)	5,410	365,337
Yoox Net-A-Porter Group SpA (Italy)*	23,783	1,105,926

		37,690,779

Internet Software & Services — 3.1%
2U, Inc.*	4,549	382,252
58.com, Inc. (China), ADR*	4,376	349,467
AfreecaTV Co. Ltd. (South Korea)	6,586	179,658
Alibaba Group Holding Ltd. (China), ADR*(a)	45,337	8,321,153
Alphabet, Inc. (Class A Stock)*	2,230	2,312,822
Alphabet, Inc. (Class C Stock)*	8,667	8,942,524
Baozun, Inc. (China), ADR*(a)	7,700	353,275
Blucora, Inc.*	10,500	258,299
Cornerstone OnDemand, Inc.*	74	2,894
DeNA Co. Ltd. (Japan)	2,400	43,711
Facebook, Inc. (Class A Stock)*	65,394	10,449,307
Gogo, Inc.*(a)	13,110	113,139
IAC/InterActiveCorp*	1,130	176,709
j2 Global, Inc.(a)	5,250	414,330

A1338

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Just Eat PLC (United Kingdom)*	51,049	$499,890
Kakaku.com, Inc. (Japan)	15,800	279,618
Mail.Ru Group Ltd. (Russia), GDR*	15,135	529,422
MercadoLibre, Inc. (Argentina)(a)	1,727	615,486
NAVER Corp. (South Korea)	2,625	1,953,588
Pandora Media, Inc.*(a)	31,658	159,240
Quotient Technology, Inc.*	20,000	262,000
Scout24 AG (Germany), 144A	38,659	1,802,552
Shopify, Inc. (Canada) (Class A Stock)*	4,297	534,711
Takeaway.com NV (Netherlands), 144A*	7,031	375,686
Tencent Holdings Ltd. (China)	126,000	6,763,626
Trade Desk, Inc. (The) (Class A Stock)*(a)	3,700	183,594
Twitter, Inc.*	5,400	156,654
Wix.com Ltd. (Israel)*	4,000	318,199
Yahoo Japan Corp. (Japan)(a)	258,500	1,210,012
YY, Inc. (China), ADR*	3,909	411,227
Zillow Group, Inc. (Class A Stock)*	6,250	337,500
Zillow Group, Inc. (Class C Stock)*	320	17,216

		48,709,761

IT Services — 3.2%
Accenture PLC (Class A Stock)	17,998	2,762,693
Amadeus IT Group SA (Spain)	31,197	2,308,678
Automatic Data Processing, Inc.	9,742	1,105,522
Black Knight, Inc.*	21,695	1,021,835
Booz Allen Hamilton Holding Corp.	32,806	1,270,248
Broadridge Financial Solutions, Inc.	470	51,554
CACI International, Inc. (Class A Stock)*	1,340	202,809
CSG Systems International, Inc.	4,842	219,294
EPAM Systems, Inc.*	9,511	1,089,200
Fidelity National Information Services, Inc.	34,661	3,337,854
First Data Corp. (Class A Stock)*	23,300	372,800
First Derivatives PLC (United Kingdom)	6,467	332,310
Fiserv, Inc.*	25,422	1,812,843
FleetCor Technologies, Inc.*	13,909	2,816,573
Fujitsu Ltd. (Japan)	151,000	917,617
Global Payments, Inc.	10,869	1,212,111
Hexaware Technologies Ltd. (India)	52,853	308,104
Indra Sistemas SA (Spain)*	92,199	1,276,527
Jack Henry & Associates, Inc.	2,431	294,029
Keywords Studios PLC (Ireland)	13,816	288,983
Leidos Holdings, Inc.	1,480	96,792
Mastercard, Inc. (Class A Stock)	42,830	7,502,103
MAXIMUS, Inc.	6,610	441,151
Pagseguro Digital Ltd. (Brazil)*	14,190	543,761
PayPal Holdings, Inc.*	38,316	2,907,035
Sabre Corp.(a)	19,500	418,275
Syntel, Inc.*	6,950	177,434
TravelSky Technology Ltd. (China) (Class H Stock)	105,000	306,693
Visa, Inc. (Class A Stock)(a)	91,018	10,887,573
WEX, Inc.*	3,140	491,787
Wipro Ltd. (India)	130,373	564,762
Wirecard AG (Germany)	11,484	1,361,334
Worldpay, Inc. (Class A Stock)*	11,921	980,383

		49,680,667

Leisure Products — 0.1%
American Outdoor Brands Corp.*(a)	12,600	130,031

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Brunswick Corp.	7,685	$456,412
Polaris Industries, Inc.(a)	3,704	424,182
Sega Sammy Holdings, Inc. (Japan)	35,300	571,942
Spin Master Corp. (Canada), 144A*	8,100	333,468
Thule Group AB (Sweden), 144A	12,905	280,150

		2,196,185

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	54,003	3,612,801
Bio-Techne Corp.	2,933	443,000
Cambrex Corp.*	4,350	227,505
Charles River Laboratories International, Inc.*	1,610	171,851
Eurofins Scientific SE (Luxembourg)	637	335,683
Illumina, Inc.*	186	43,974
Syneos Health, Inc.*	5,510	195,605
Tecan Group AG (Switzerland)	2,154	456,178
Thermo Fisher Scientific, Inc.	32,196	6,647,186

		12,133,783

Machinery — 1.3%
Aalberts Industries NV (Netherlands)	6,027	307,139
Aida Engineering Ltd. (Japan)	9,900	121,359
Aumann AG (Germany), 144A*(a)	2,948	187,112
Colfax Corp.*	9,879	315,140
Douglas Dynamics, Inc.	6,925	300,199
Escorts Ltd. (India)	23,617	298,780
Fortive Corp.	28,117	2,179,630
Fujitec Co. Ltd. (Japan)	28,300	377,390
GEA Group AG (Germany)	36,674	1,559,628
Gima TT SpA (Italy), 144A*	11,176	239,098
Graco, Inc.	9,423	430,820
Illinois Tool Works, Inc.	12,764	1,999,608
Konecranes OYJ (Finland)	4,942	214,517
Lincoln Electric Holdings, Inc.	5,315	478,084
Lonking Holdings Ltd. (China)	784,000	337,252
Manitowoc Co., Inc. (The)*	27	768
METAWATER Co. Ltd. (Japan)	8,800	276,580
Middleby Corp. (The)*(a)	3,765	466,069
Miura Co. Ltd. (Japan)	8,800	285,229
Nabtesco Corp. (Japan)	7,400	288,218
Norma Group SE (Germany)	5,559	416,652
Obara Group, Inc. (Japan)	7,200	423,694
Omega Flex, Inc.	2,630	171,213
Oshkosh Corp.	6,244	482,474
PACCAR, Inc.	9,819	649,723
Proto Labs, Inc.*	4,420	519,571
Spirax-Sarco Engineering PLC (United Kingdom)	2,804	226,194
Stanley Black & Decker, Inc.	28,519	4,369,111
Timken Co. (The)	9,200	419,520
Toro Co. (The)	9,000	562,050
Trinity Industries, Inc.	14,500	473,135
Wabash National Corp.(a)	12,400	258,044
WABCO Holdings, Inc.*	3,805	509,375
Wabtec Corp.	6,615	538,461
Welbilt, Inc.*	17,710	344,460

		21,026,297

A1339

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Marine — 0.1%
Kirby Corp.*(a)	6,116	$470,626
SITC International Holdings Co. Ltd. (China)	292,000	292,223

		762,849

Media — 1.4%
A.H. Belo Corp. (Class A Stock)	20,867	107,465
Altice NV (Netherlands) (Class A Stock)*(a)	42,549	351,644
Ascential PLC (United Kingdom)	132,097	773,121
Astro Malaysia Holdings Bhd (Malaysia)	707,800	374,370
Charter Communications, Inc. (Class A Stock)*	3,539	1,101,408
Cineworld Group PLC (United Kingdom)	142,315	471,685
Comcast Corp. (Class A Stock)	58,553	2,000,756
Daily Journal Corp.*(a)	640	146,234
Dish TV India Ltd. (India)*	207,698	228,531
Ebiquity PLC (United Kingdom)	50,773	49,439
Eutelsat Communications SA (France)	28,514	565,161
Gannett Co., Inc.(a)	21,500	214,570
Liberty Broadband Corp. (Class C Stock)*	5,640	483,292
Liberty Global PLC (United Kingdom) (Class A Stock)*	42,191	1,321,000
Liberty Global PLC (United Kingdom) (Class C Stock)*	42,369	1,289,289
Liberty Latin America Ltd. (Chile) (Class A Stock)*	9,292	180,729
Liberty Latin America Ltd. (Chile) (Class C Stock)*	45,938	876,956
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	5,401	158,195
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	11,963	369,059
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	6,610	271,671
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	29,203	1,192,943
Live Nation Entertainment, Inc.*	2,600	109,564
Omnicom Group, Inc.(a)	11,103	806,855
Publicis Groupe SA (France)	17,803	1,239,656
Sirius XM Holdings, Inc.(a)	140,823	878,736
Tele Columbus AG (Germany), 144A*	29,312	316,682
Time Warner, Inc.	10,509	993,941
Twenty-First Century Fox, Inc. (Class A Stock)	28,621	1,050,104
Twenty-First Century Fox, Inc. (Class B Stock)	43,759	1,591,515
Walt Disney Co. (The)	13,741	1,380,146
WPP PLC (United Kingdom)	49,244	782,566
YouGov PLC (United Kingdom)	49,539	264,887

		21,942,170

Metals & Mining — 0.6%
Acerinox SA (Spain)	16,394	229,310
Antofagasta PLC (Chile)	92,037	1,189,931
Compass Minerals International, Inc.(a)	3,730	224,919
Franco-Nevada Corp. (Canada)	8,732	597,181
Hitachi Metals Ltd. (Japan)	136,500	1,604,257
JFE Holdings, Inc. (Japan)	33,200	669,689
MMC Norilsk Nickel PJSC (Russia), ADR	64,473	1,195,007
Reliance Steel & Aluminum Co.	5,685	487,432

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Royal Gold, Inc.	2,780	$238,719
South32 Ltd. (Australia)	802,612	2,017,103
Steel Dynamics, Inc.	7,800	344,916
United States Steel Corp.	9,900	348,381

		9,146,845

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	24,710	467,513
Annaly Capital Management, Inc.	65,531	683,488
Apollo Commercial Real Estate Finance, Inc.(a)	12,455	223,941
Cherry Hill Mortgage Investment Corp.	8,300	145,582
CYS Investments, Inc.	43,859	294,732
Ellington Residential Mortgage REIT(a)	10,322	113,129
Granite Point Mortgage Trust, Inc.	15,981	264,326
MTGE Investment Corp.	11,484	205,564
Redwood Trust, Inc.(a)	19,815	306,538
Sutherland Asset Management Corp.	10,708	162,226
Two Harbors Investment Corp.	8,550	131,414

		2,998,453

Multiline Retail — 0.3%
Dollar General Corp.	32,980	3,085,279
Next PLC (United Kingdom)	12,775	853,994
Tokmanni Group Corp. (Finland)	16,975	138,476

		4,077,749

Multi-Utilities — 0.5%
Black Hills Corp.(a)	3,695	200,639
DTE Energy Co.	12,603	1,315,753
NiSource, Inc.	24,753	591,844
Sempra Energy(a)	48,003	5,338,894

		7,447,130

Oil, Gas & Consumable Fuels — 2.7%
Andeavor	6,538	657,461
BP PLC (United Kingdom), ADR	32,200	1,305,387
Canadian Natural Resources Ltd. (Canada), (NYSE)	35,622	1,121,024
Canadian Natural Resources Ltd. (Canada), (XTSE)	48,700	1,530,912
Cheniere Energy, Inc.*	390	20,846
Chevron Corp.	35,981	4,103,273
CNOOC Ltd. (China)	653,000	966,890
Delek US Holdings, Inc.	1,871	76,150
Diamondback Energy, Inc.*	4,517	571,491
Energen Corp.*	5,356	336,678
EOG Resources, Inc.	21,929	2,308,466
Exxon Mobil Corp.	30,512	2,276,500
Gulfport Energy Corp.*	17,566	169,512
Hess Corp.	17,010	861,046
Inpex Corp. (Japan)	65,800	816,534
Kosmos Energy Ltd. (Ghana)*	44,466	280,136
Marathon Petroleum Corp.	25,581	1,870,227
Matador Resources Co.*(a)	10,900	326,019
Occidental Petroleum Corp.	33,098	2,150,046
Panhandle Oil and Gas, Inc. (Class A Stock)	8,800	169,840
Parsley Energy, Inc. (Class A Stock)*	15,400	446,446
Petronet LNG Ltd. (India)	101,185	361,235

A1340

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Plains GP Holdings LP (Class A Stock)*	5,179	$112,643
Renewable Energy Group, Inc.*(a)	20,019	256,243
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	24,000	1,531,440
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	83,357	1,035,209
SM Energy Co.(a)	12,531	225,934
Targa Resources Corp.	9,190	404,360
TOTAL SA (France)	90,539	5,189,672
TOTAL SA (France), ADR	69,966	4,036,339
TransCanada Corp. (Canada)(a)	134,965	5,575,404
Valero Energy Corp.	6,872	637,515
YPF SA (Argentina), ADR	24,500	529,690
Zion Oil & Gas, Inc.*(a)	53,700	255,612

		42,516,180

Paper & Forest Products — 0.0%
Daio Paper Corp. (Japan)	20,000	281,894
Quintis Ltd. (Australia)*^(a)	93,801	72

		281,966

Personal Products — 0.1%
Beiersdorf AG (Germany)	4,024	456,031
Edgewell Personal Care Co.*	4,020	196,256
LG Household & Health Care Ltd. (South Korea)	910	1,020,367
Natural Health Trends Corp.(a)	5,860	111,399
Nu Skin Enterprises, Inc. (Class A Stock)	3,577	263,661
Oriflame Holding AG (Switzerland)	4,965	238,830

		2,286,544

Pharmaceuticals — 2.9%
Ampio Pharmaceuticals, Inc.*(a)	64,600	219,639
Astellas Pharma, Inc. (Japan)	167,000	2,554,430
AstraZeneca PLC (United Kingdom), ADR(a)	87,100	3,045,887
Bayer AG (Germany)	44,685	5,037,513
Chugai Pharmaceutical Co. Ltd. (Japan)	21,300	1,081,365
CSPC Pharmaceutical Group Ltd. (China)	142,000	382,763
GlaxoSmithKline PLC (United Kingdom), ADR(a)	60,378	2,358,968
Intra-Cellular Therapies, Inc.*	7,840	165,032
Johnson & Johnson	37,013	4,743,216
Laboratorios Farmaceuticos Rovi SA (Spain)	10,516	220,119
Medicines Co. (The)*(a)	6,800	223,992
Merck & Co., Inc.	74,016	4,031,652
Merck KGaA (Germany)	11,149	1,069,725
Nektar Therapeutics*	3,150	334,719
Novartis AG (Switzerland)	22,042	1,782,776
Pacira Pharmaceuticals, Inc.*	4,495	140,019
Perrigo Co. PLC	10,049	837,484
Pfizer, Inc.	195,475	6,937,408
Roche Holding AG (Switzerland)	24,249	5,562,651
Sanofi (France)	31,683	2,542,249
Sino Biopharmaceutical Ltd. (Hong Kong)	160,000	317,983
Supernus Pharmaceuticals, Inc.*	4,550	208,390
Theravance Biopharma, Inc. (Cayman Islands)*(a)	8,490	205,883

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Torrent Pharmaceuticals Ltd. (India)	10,540	$203,083
Zoetis, Inc.	23,599	1,970,752

		46,177,698

Professional Services — 0.4%
ALS Ltd. (Australia)	49,541	285,093
Capita PLC (United Kingdom)	12,457	25,197
CBIZ, Inc.*	13,051	238,181
CoStar Group, Inc.*	1,578	572,309
DKSH Holding AG (Switzerland)	4,382	356,339
DLH Holdings Corp.*	13,730	80,183
Equifax, Inc.	12,493	1,471,800
Experian PLC (United Kingdom)	28,824	623,366
Exponent, Inc.	2,350	184,828
IHS Markit Ltd.*	357	17,222
Intertrust NV (Netherlands), 144A	10,141	210,191
ManpowerGroup, Inc.	4,671	537,632
Persol Holdings Co. Ltd. (Japan)	13,600	395,171
TeamLease Services Ltd. (India)*	5,956	204,536
TransUnion*	2,940	166,933
UT Group Co. Ltd. (Japan)*	3,800	124,005

		5,492,986

Real Estate Management & Development — 0.6%
ADO Properties SA (Germany), 144A	3,430	192,920
Aedas Homes SAU (Spain), 144A*	10,176	372,577
Altus Group Ltd. (Canada)	10,700	270,916
China Overseas Land & Investment Ltd. (China)	310,000	1,087,105
CK Asset Holdings Ltd. (Hong Kong)	175,384	1,480,078
Emaar Properties PJSC (United Arab Emirates)	413,781	653,991
Hongkong Land Holdings Ltd. (Hong Kong)	162,000	1,119,260
Iguatemi Empresa de Shopping Centers SA (Brazil)	18,200	216,099
Instone Real Estate Group BV (Germany), 144A*	10,402	236,784
Jones Lang LaSalle, Inc.	2,336	407,959
Mitsui Fudosan Co. Ltd. (Japan)	20,700	499,724
PSP Swiss Property AG (Switzerland)	11,419	1,114,275
RE/MAX Holdings, Inc. (Class A Stock)	5,600	338,520
Realogy Holdings Corp.(a)	12,074	329,379
RMR Group, Inc. (The) (Class A Stock)	2,474	173,056
St. Joe Co. (The)*(a)	17,400	327,990
Sumitomo Realty & Development Co. Ltd. (Japan)	29,000	1,083,632

		9,904,265

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada), (NYSE)	1,491	263,162
Canadian Pacific Railway Ltd. (Canada), (XTSE)	5,099	899,207
CSX Corp.	3,893	216,879
Hertz Global Holdings, Inc.*(a)	6,507	129,164
Kansas City Southern	5,778	634,713
Old Dominion Freight Line, Inc.	266	39,094
Union Pacific Corp.	11,137	1,497,147

		3,679,366

A1341

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Process Systems Corp. (South Korea)*	5,598	$149,975
AIXTRON SE (Germany)*	38,635	747,588
Amkor Technology, Inc.*	633	6,412
ams AG (Austria)*	4,255	446,819
Applied Materials, Inc.	27,539	1,531,444
ASML Holding NV (Netherlands), (AEX)	7,467	1,480,660
ASML Holding NV (Netherlands), (XNGS)	983	195,184
Broadcom Ltd.	21,457	5,056,342
Cree, Inc.*(a)	8,304	334,734
Cypress Semiconductor Corp.	15,029	254,892
Disco Corp. (Japan)	2,600	555,733
Infineon Technologies AG (Germany)	23,272	625,860
Integrated Device Technology, Inc.*	15,100	461,456
Intel Corp.	26,955	1,403,816
IQE PLC (United Kingdom)*(a)	436,095	791,243
Lam Research Corp.	664	134,898
LEENO Industrial, Inc. (South Korea)	2,822	158,618
Marvell Technology Group Ltd. (Bermuda)	7,900	165,899
Maxim Integrated Products, Inc.	19,154	1,153,454
MaxLinear, Inc.*	13,700	311,675
Microchip Technology, Inc.(a)	20,668	1,888,228
Microsemi Corp.*	8,400	543,648
NVIDIA Corp.	981	227,190
QUALCOMM, Inc.	18,101	1,002,976
Realtek Semiconductor Corp. (Taiwan)	52,000	226,327
Renesas Electronics Corp. (Japan)*	56,000	562,956
Silergy Corp. (China)	13,000	295,181
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	513,000	4,345,213
Texas Instruments, Inc.	54,129	5,623,462
Ultra Clean Holdings, Inc.*	10,700	205,975
Xilinx, Inc.	9,001	650,232
Xperi Corp.	12,600	266,490

		31,804,580

Software — 3.7%
ACI Worldwide, Inc.*	11,300	268,035
Activision Blizzard, Inc.	4,237	285,828
Alfa Financial Software Holdings PLC (United Kingdom), 144A*	41,134	198,034
Aspen Technology, Inc.*	268	21,143
CDK Global, Inc.	8,260	523,188
Computer Modelling Group Ltd. (Canada)	6,092	43,928
Cyient Ltd. (India)	34,503	369,675
Dell Technologies, Inc. (Class V Stock)*	9,300	680,853
Descartes Systems Group, Inc. (The) (Canada)*	8,300	237,207
Digimarc Corp.*	6,090	145,856
Douzone Bizon Co. Ltd. (South Korea)	7,145	398,846
Electronic Arts, Inc.*	14,298	1,733,490
Ellie Mae, Inc.*(a)	4,270	392,584
Finjan Holdings, Inc.*	64,650	210,113
Guidewire Software, Inc.*(a)	4,401	355,733
Intuit, Inc.	19,174	3,323,813
Manhattan Associates, Inc.*(a)	7,553	316,320
Microsoft Corp.	298,734	27,265,453
MYOB Group Ltd. (Australia)	79,652	187,736

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Netmarble Games Corp. (South Korea), 144A	2,389	$331,808
Nuance Communications, Inc.*	25,245	397,609
Pegasystems, Inc.	7,400	448,810
PTC, Inc.*	4,453	347,379
Red Hat, Inc.*	8,942	1,336,918
salesforce.com, Inc.*	34,546	4,017,700
Sea Ltd. (Singapore), ADR*	45,000	507,150
ServiceNow, Inc.*	17,732	2,933,759
Snap, Inc. (Class A Stock)*(a)	56,188	891,704
Sophos Group PLC (United Kingdom), 144A	29,681	180,799
Splunk, Inc.*	2,600	255,814
Square Enix Holdings Co. Ltd. (Japan)	17,800	803,910
SS&C Technologies Holdings, Inc.	7,779	417,266
Symantec Corp.	71,945	1,859,778
Synopsys, Inc.*	19,639	1,634,750
Tableau Software, Inc. (Class A Stock)*	5,451	440,550
Take-Two Interactive Software, Inc.*	1,591	155,568
Ultimate Software Group, Inc. (The)*	2,739	667,494
VMware, Inc. (Class A Stock)*(a)	10,058	1,219,734
WANdisco PLC (United Kingdom)*	21,771	256,690
Workday, Inc. (Class A Stock)*(a)	10,755	1,367,068
Zynga, Inc. (Class A Stock)*	103,916	380,333

		57,810,426

Specialty Retail — 0.9%
Burlington Stores, Inc.*	3,692	491,590
CarMax, Inc.*	3,837	237,664
Chow Sang Sang Holdings International Ltd. (Hong Kong)	75,000	157,965
Dick’s Sporting Goods, Inc.	5,628	197,261
Dixons Carphone PLC (United Kingdom)	313,885	820,774
Dufry AG (Switzerland)*	2,389	313,795
Francesca’s Holdings Corp.*	1,659	7,963
GNC Holdings, Inc. (Class A Stock)*(a)	19,064	73,587
GrandVision NV (Netherlands), 144A	6,889	157,062
Hikari Tsushin, Inc. (Japan)	2,600	419,396
Home Depot, Inc. (The)	24,136	4,302,001
Kingfisher PLC (United Kingdom)	323,692	1,327,879
Lowe’s Cos., Inc.	136	11,934
Michaels Cos., Inc. (The)*	11,490	226,468
Monro, Inc.	3,720	199,392
Office Depot, Inc.	71,342	153,385
O’Reilly Automotive, Inc.*	53	13,111
RH*(a)	3,212	306,039
Ross Stores, Inc.	42,357	3,302,999
SMCP SA (France), 144A*	10,599	257,734
TJX Cos., Inc. (The)	135	11,011
Tractor Supply Co.	7,326	461,685
Ulta Beauty, Inc.*	37	7,558
VT Holdings Co. Ltd. (Japan)(a)	39,200	203,264
XXL ASA (Norway), 144A	24,841	256,171
Yellow Hat Ltd. (Japan)	8,100	241,208

		14,158,896

Technology Hardware, Storage & Peripherals — 0.7%
3D Systems Corp.*	126	1,460
Apple, Inc.	37,591	6,307,018
NCR Corp.*	10,884	343,064

A1342

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	1,719	$4,016,403
Xaar PLC (United Kingdom)	46,569	219,708

		10,887,653

Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	63,200	1,177,161
Brunello Cucinelli SpA (Italy)	5,370	168,888
Burberry Group PLC (United Kingdom)	104,672	2,495,008
Canada Goose Holdings, Inc. (Canada)*	3,000	100,260
Carter’s, Inc.	4,430	461,163
Columbia Sportswear Co.	3,120	238,462
Luthai Textile Co. Ltd. (China) (Class B Stock)	159,376	175,625
Moncler SpA (Italy)	8,706	331,335
NIKE, Inc. (Class B Stock)	7,685	510,591
Pacific Textiles Holdings Ltd. (Hong Kong)	163,000	156,261
Skechers U.S.A., Inc. (Class A Stock)*	8,460	329,009
Tapestry, Inc.	8,935	470,070
Ted Baker PLC (United Kingdom)	5,278	185,221

		6,799,054

Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)*	14,300	193,348
Hingham Institution for Savings	820	168,920
Housing Development Finance Corp. Ltd. (India)	84,224	2,372,431
Kentucky First Federal Bancorp	600	5,220
LendingTree, Inc.*(a)	1,210	397,062
New York Community Bancorp, Inc.(a)	34,596	450,786
Ocwen Financial Corp.*(a)	39,518	162,814
PNB Housing Finance Ltd. (India), 144A	13,467	268,734
Radian Group, Inc.	23,680	450,867
Severn Bancorp, Inc.	726	5,264
TFS Financial Corp.	23,100	339,339
Waterstone Financial, Inc.	14,660	253,618

		5,068,403

Tobacco — 1.1%
British American Tobacco PLC (United Kingdom)	75,989	4,392,676
Japan Tobacco, Inc. (Japan)	92,700	2,648,162
KT&G Corp. (South Korea)	8,102	762,113
Philip Morris International, Inc.	91,735	9,118,459
Vector Group Ltd.(a)	6,394	130,374

		17,051,784

Trading Companies & Distributors — 0.5%
AeroCentury Corp.*	5,670	98,091
Ahlsell AB (Sweden), 144A	42,083	265,416
Brenntag AG (Germany)	3,900	232,176
Hanwa Co. Ltd. (Japan)	7,600	315,637
HD Supply Holdings, Inc.*	14,130	536,092
Herc Holdings, Inc.*	4,002	259,930
Huttig Building Products, Inc.*(a)	32,750	171,283
IMCD Group NV (Netherlands)	5,319	327,158
Rexel SA (France)	71,453	1,210,397
Sumitomo Corp. (Japan)	229,200	3,839,680

		7,255,860

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.0%
DP World Ltd. (United Arab Emirates)	27,177	$611,994

Water Utilities — 0.1%
American States Water Co.	5,575	295,810
American Water Works Co., Inc.	11,960	982,275
Artesian Resources Corp. (Class A Stock)	3,810	138,989
California Water Service Group	7,370	274,533

		1,691,607

Wireless Telecommunication Services — 0.4%
Sarana Menara Nusantara Tbk PT (Indonesia)	2,912,300	758,337
Shenandoah Telecommunications Co.	7,900	284,400
T-Mobile US, Inc.*	25,473	1,554,872
Vodafone Group PLC (United Kingdom)	610,503	1,670,351
Vodafone Group PLC (United Kingdom), ADR	84,946	2,363,198

		6,631,158

TOTAL COMMON STOCKS (cost $1,023,764,564)		1,160,295,713

PREFERRED STOCKS — 0.1%
Biotechnology — 0.0%
Grifols SA (Spain) (Class B Stock) (PRFC)	656	13,932

Electric Utilities — 0.1%
NextEra Energy, Inc., 6.123%(a)	12,647	729,226

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., 6.125%	5,935	346,782

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	309,000	365,021

Multi-Utilities — 0.0%
Sempra Energy, CVT, 6.000%	3,903	399,550

TOTAL PREFERRED STOCKS (cost $1,599,856)		1,854,511

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class D
3.070%	11/09/20	250	251,009
Series 2015-4, Class A3
1.700%	07/08/20	179	178,615
Series 2017-1, Class A3
1.870%	08/18/21	50	49,583
BMW Vehicle Lease Trust, Series 2017-2, Class A3
2.070%	10/20/20	105	103,920
CarMax Auto Owner Trust, Series 2017-4, Class A3
2.110%	10/17/22	70	69,044
Enterprise Fleet Financing LLC, Series 2015-1, Class A3, 144A
1.740%	09/20/20	165	164,927
Series 2017-1, Class A2, 144A
2.130%	07/20/22	173	172,428

A1343

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 144A
2.220%	01/18/22	130	$128,630
Santander Drive Auto Receivables Trust,
Series 2015-2, Class C
2.440%	04/15/21	396	395,899
Santander Retail Auto Lease Trust,
Series 2017-A, Class A3, 144A
2.220%	01/20/21	310	306,787
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	109	108,734
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	165	163,712
Series 2018-A, Class A2
2.190%	05/17/21	410	408,781

			2,502,069

Collateralized Loan Obligations — 0.1%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 0.840%, 144A
2.585%(c)	07/25/27	645	645,161
ALM Ltd.,
Series 2014-11A, Class A2AR, 3 Month LIBOR + 1.550%, 144A
3.281%(c)	10/17/26	250	250,186
OZLM Ltd. (Cayman Islands),
Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A
2.861%(c)	10/17/26	250	250,441

			1,145,788

Consumer Loans — 0.0%
Springleaf Funding Trust,
Series 2016-AA, Class A, 144A
2.900%	11/15/29	135	134,402

Credit Cards — 0.0%
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	98,908
Synchrony Credit Card Master Note Trust,
Series 2015-2, Class A
1.600%	04/15/21	200	199,960
Series 2017-2, Class A
2.620%	10/15/25	155	151,867

			450,735

Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	245	241,492
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A3, 144A
2.060%	06/22/20	100	99,388
Series 2018-1, Class A3, 144A
2.600%	06/15/21	135	134,305
Kubota Credit Owner Trust,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment (cont’d.)
Series 2015-1A, Class A3, 144A
1.540%	03/15/19	23	$22,735
MMAF Equipment Finance LLC,
Series 2017-B, Class A3, 144A
2.210%	10/17/22	355	349,643
Volvo Financial Equipment LLC,
Series 2017-1A, Class A3, 144A
1.920%	03/15/21	50	49,503

			897,066

Other — 0.1%
Arbys Funding LLC,
Series 2015-1A, Class A2, 144A
4.969%	10/30/45	196	194,843
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	184	185,892
Series 2017-1A, Class A2I, 144A
3.629%	11/20/47	224	223,430
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	25	25,362
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	124	121,768
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	134	134,175
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	09/22/31	36	35,194
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%(cc)	06/20/31	14	13,896
Series 2014-3A, Class A, 144A
2.300%	10/20/31	18	17,727
Sonic Capital LLC,
Series 2018-1A, Class A2, 144A
4.026%	02/20/48	50	49,794
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	146	148,324
Series 2018-1A, Class A2I, 144A
3.573%	03/15/48	115	113,318

			1,263,723

Residential Mortgage-Backed Securities — 0.1%
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(cc)	04/25/57	67	66,058
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(cc)	04/25/55	57	56,584
Series 2016-1, Class A1B, 144A
2.750%(cc)	02/25/55	91	90,171
Series 2016-2, Class A1A, 144A
2.750%(cc)	08/25/55	80	79,379
Series 2016-3, Class A1, 144A
2.250%(cc)	04/25/56	82	81,162

A1344

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57	424	$417,360
Series 2018-1, Class A1, 144A
3.000%(cc)	01/25/58	138	137,471

			928,185

Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	92	90,958

TOTAL ASSET-BACKED SECURITIES (cost $7,459,522)			7,412,926

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 1 Month LIBOR + 0.930%, 144A
2.707%(c)	12/15/36	395	395,365
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class A, 1 Month LIBOR + 0.900%, 144A
2.650%(c)	02/15/37	450	450,302
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	50,797
Series 2014-GC25, Class A1
1.485%	10/10/47	4	3,879
Series 2015-GC27, Class A5
3.137%	02/10/48	235	231,066
Series 2016-GC36, Class A5
3.616%	02/10/49	400	402,310
Series 2017-P7, Class AS
3.915%	04/14/50	195	196,672
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	15	14,928
Series 2014-LC15, Class B
4.599%(cc)	04/10/47	20	20,300
Series 2014-UBS2, Class A1
1.298%	03/10/47	4	3,882
Series 2014-UBS4, Class A1
1.309%	08/10/47	3	3,183
Series 2014-UBS4, Class C
4.625%(cc)	08/10/47	240	242,045
Series 2015-CR26, Class A4
3.630%	10/10/48	400	403,205
Series 2015-LC21, Class A4
3.708%	07/10/48	260	263,829
Series 2015-PC1, Class A5
3.902%	07/10/50	190	194,848
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	365,417
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	45	43,560
Series K025, Class A1
1.875%	04/25/22	13	12,446

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series K057, Class A1
2.206%	06/25/25	157	$150,786
Series K068, Class A1
2.952%	02/25/27	193	192,349
Series K716, Class A1
2.413%	01/25/21	38	38,351
GS Mortgage Securities Trust,
Series 2014-GC22, Class A1
1.290%	06/10/47	4	4,326
Series 2014-GC24, Class A1
1.509%	09/10/47	78	77,320
Series 2014-GC26, Class A5
3.629%	11/10/47	245	248,172
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	30	30,926
Series 2014-C22, Class A1
1.451%	09/15/47	7	7,018
Series 2014-C23, Class A1
1.650%	09/15/47	13	13,227
Series 2014-C24, Class A1
1.539%	11/15/47	5	4,985
Series 2015-C31, Class A3
3.801%	08/15/48	150	152,872
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	110	107,082
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A1
1.268%	07/15/47	3	3,141
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47	2	1,682
Series 2014-C17, Class A5
3.741%	08/15/47	115	117,345
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	61,010
Series 2014-C18, Class A1
1.686%	10/15/47	14	14,046
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
2.877%(c)	03/15/33	220	221,033
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	261,586
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	3	2,790
Series 2014-C20, Class AS
4.176%	05/15/47	40	40,745
Series 2014-C21, Class A1
1.413%	08/15/47	10	9,876
Series 2014-C22, Class A1
1.479%	09/15/57	13	13,123

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,217,581)			5,071,825

A1345

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 4.3%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22	120	$121,760
4.200%	04/15/24	35	35,673
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	150	145,407
3.650%	11/01/24	125	124,159
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	83,625

			510,624

Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18	270	269,934
3.832%	04/27/25	40	40,235
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	300	297,497

			607,666

Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
2.764%	08/15/22	285	275,665
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	200	199,584
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
2.300%	06/12/18	85	84,957

			560,206

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	79	77,930
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	391	404,575
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21	15	16,040
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	125	127,000
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	345	342,752
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	19	19,557
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	103	104,591

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	190	$185,474
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	195	183,261

			1,461,180

Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.450%	09/13/19	250	245,742
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	415	404,763
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	350	339,610
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	60	60,088
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	55	55,059
3.150%	01/15/20	440	439,814
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
3.450%	03/12/21	565	565,118
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.300%	05/10/19	225	221,900
1.950%	02/27/20	135	132,991

			2,465,085

Auto Parts & Equipment — 0.0%
Aptiv PLC,
Gtd. Notes
3.150%	11/19/20	115	114,790
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	25	25,638

			140,428

Banks — 1.1%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.100%	01/18/19	200	198,965
Sub. Notes, 144A
4.750%	07/28/25	200	204,877
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.200%	07/17/20	200	196,070
2.750%	01/22/21	410	405,069
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	387,646
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	186,678

A1346

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	115	$114,940
3.550%	03/05/24	450	451,860
3.824%	01/20/28	600	592,768
Sub. Notes, MTN
4.200%	08/26/24	10	10,157
4.450%	03/03/26	225	229,846
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/11/21	780	768,840
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22	250	244,859
Sub. Notes, MTN, 144A
4.875%	04/01/26	200	205,599
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.450%	05/10/19	250	246,403
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	820	800,274
Capital One NA,
Sr. Unsec’d. Notes
1.850%	09/13/19	350	344,066
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	199,051
3.887%	01/10/28	1,095	1,089,072
5.875%	01/30/42	25	30,816
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.500%	03/14/19	250	249,229
2.550%	05/13/21	250	244,049
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	29,095
Sub. Notes
4.300%	12/03/25	129	130,465
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN, 144A
5.000%	10/15/19	100	103,055
Sub. Notes, 144A
4.500%	12/09/25	250	252,725
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%	12/14/23	575	557,463
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	350	344,835
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	30,755
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/25/19	175	173,585
3.000%	04/26/22	685	672,619
3.750%	05/22/25	125	123,734
Sub. Notes
4.250%	10/21/25	475	477,448

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%	03/13/23	375	$370,124
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	197,291
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	193,288
3.375%	01/12/23	200	195,248
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	175	174,819
3.125%	01/23/25	125	120,528
3.782%	02/01/28	355	352,870
3.882%	07/24/38	310	301,210
Sub. Notes
3.375%	05/01/23	375	370,244
4.250%	10/01/27	175	177,141
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
2.125%	03/07/22(a)	400	390,820
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	243,042
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	150	148,912
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	75	74,978
3.125%	07/27/26	500	473,167
3.971%	07/22/38	190	185,617
4.300%	01/27/45	170	171,884
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20	375	367,596
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	24,411
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	336,776
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18	250	249,549
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	45	44,776
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	09/10/19	50	49,587
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes, GMTN
1.950%	07/23/18	250	249,680
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.450%	09/06/18	225	224,140
1.750%	07/23/18	195	194,643
Sub. Notes

A1347

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
3.625%	09/15/31	35	$33,543
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	49,708
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	200	197,888
4.125%	09/24/25	200	201,111
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	910	894,872
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	70,187
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	450	443,209

			18,069,772

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	265	263,423
4.900%	02/01/46	350	377,479
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.550%	09/15/26	320	285,978

			926,880

Biotechnology — 0.1%
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20	75	74,473
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	60,569
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	154,787
3.900%	02/20/28	425	418,426
4.625%	05/15/44	185	184,494
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	200	197,505
3.250%	09/01/22	55	55,052

			1,145,306

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	29,302
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	498,428
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	71,000

			598,730

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	$79,903
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	200	201,028

			280,931

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	25,001
3.850%	11/15/24	10	10,109
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	55,609
4.300%	09/15/44	75	79,624
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	79,762
Northwestern University,
Unsec’d. Notes
3.812%	12/01/50	550	548,176
President & Fellows of Harvard College,
Unsec’d. Notes
3.150%	07/15/46	425	392,982
3.619%	10/01/37	35	35,315
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	35	32,956
4.125%	02/02/26	30	30,183

			1,289,717

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20	250	247,131
3.200%	05/11/27	955	933,156
3.250%	02/23/26	450	443,672
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	205	203,858
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	225	225,231
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	130	128,287

			2,181,335

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.300%	01/23/23	385	374,405
3.500%	05/26/22	150	147,762
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	145	142,233

A1348

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	220	$215,645
3.625%	04/01/27	150	143,016
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	35	34,949
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	50	49,940
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	325	320,451
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	72,797
3.850%	11/21/22	355	355,356
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	60	59,655
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	04/13/18	45	45,025
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35	360	383,370

			2,344,604

Electric — 0.4%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	36,686
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.800%	07/15/48	590	562,404
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	27,559
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	35	34,558
Sr. Unsec’d. Notes
2.500%	12/01/19	110	108,718
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	50,196
3.750%	09/01/46	45	40,589
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	169,752
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	500	483,169
Eversource Energy,
Sr. Unsec’d. Notes
3.300%	01/15/28	105	101,173
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26(a)	400	386,249
5.150%	12/01/20	25	26,025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	235	$309,102
Georgia Power Co.,
Sr. Unsec’d. Notes
2.000%	09/08/20	350	342,164
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/15/22	370	359,017
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	385	387,407
Ohio Power Co.,
Sr. Unsec’d. Notes
6.600%	03/01/33	295	389,568
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18	20	19,964
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.050%	03/15/19	350	363,223
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23(a)	270	264,124
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	142,589
4.400%	07/01/46	140	140,130
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	35	37,626
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, MTN, 144A
2.250%	05/04/20	350	343,995
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	51,770
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	150,937
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	248,255

			5,576,949

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	86,230
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	124,703
5.875%	06/15/20	25	26,178
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	100	100,192

			337,303

A1349

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Engineering & Construction — 0.0%
SBA Tower Trust,
First Lien, 144A
2.877%	07/10/46	90	$88,641
2.898%	10/11/44	160	159,184

			247,825

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	149,581
5.500%	09/15/19	25	25,900

			175,481

Foods — 0.0%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	232,177

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/02/27	200	192,400
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	17	17,823
4.800%	06/15/44	25	25,129
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24	90	89,301

			324,653

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	295	285,099
3.950%	03/30/48	235	220,840

			505,939

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	215	214,564

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	140	138,627
4.750%	11/30/36	185	199,640
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	360	347,571
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19	400	396,325
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	150	164,183
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	20	19,929
2.950%	09/19/26	150	140,028

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)

			$1,406,303

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	202,003
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	135	132,713
4.650%	01/15/43	55	55,399
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	199,857
Unsec’d. Notes
4.185%	11/15/45	125	130,604
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	74,602
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	78,184
NYU Hospitals Center,
Sec’d. Notes
4.784%	07/01/44	135	149,118
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes
3.930%	10/01/48	850	839,518
Stanford Health Care,
Unsec’d. Notes
3.795%	11/15/48	250	250,498
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	203,538
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	39,546

			2,355,580

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	200	193,289
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	14,861
4.125%	02/15/24	50	50,737
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	77,990
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	196,873
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	29,967
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	475	479,937

A1350

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Insurance (cont’d.)
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	$50,664
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	450	467,426
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/28	490	485,787
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	29,903
3.500%	06/03/24	25	24,881
4.350%	01/30/47	25	25,676
MassMutual Global Funding II,
Sec’d. Notes, MTN, 144A
1.950%	09/22/20	400	389,994
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.350%	09/14/18	430	427,570
2.050%	06/12/20	150	147,162
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	85	83,371
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	34,867
3.400%	05/15/25	120	118,167
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	575,090
4.900%	09/15/44	70	77,151
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	70	69,405
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	177,064

			4,227,832

Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
4.000%	12/06/37	200	189,242
Amazon.com, Inc.,
Sr. Unsec’d. Notes
5.200%	12/03/25	230	256,326
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24	140	135,843
3.875%	08/22/37	220	219,221
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	199,298
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	122,801
3.650%	03/15/25	75	74,460

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Internet (cont’d.)
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26	220	$226,990
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
2.985%	01/19/23	200	194,909

			1,619,090

Iron/Steel — 0.0%
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21	145	147,724

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	84,212

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	310	305,174
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	390	388,644

			693,818

Media — 0.1%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	30	30,315
4.500%	02/15/21	25	26,021
5.650%	08/15/20	30	31,741
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	305	311,681
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	25	26,094
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	155	155,201
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	19,158
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,040
5.000%	02/01/20	35	35,948
6.550%	05/01/37	28	31,480
6.750%	07/01/18	15	15,141
6.750%	06/15/39	30	34,154
8.250%	04/01/19	35	36,731
8.750%	02/14/19	10	10,471

			774,176

Mining — 0.0%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/09/21	35	35,285

A1351

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Mining (cont’d.)
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	06/15/25	100	$101,712

			136,997

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	292	287,691
Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19	220	217,208
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	193,182
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	90	88,001
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.250%	09/18/18	50	50,299
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	181,064
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	75	73,321
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	175	173,103
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes,MTN, 144A
4.300%	05/20/23	200	201,789
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	300	311,850
5.500%	06/27/44	210	187,005
Shell International Finance BV (Netherlands),
Gtd. Notes
1.375%	05/10/19	300	296,155
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	99,863
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	49,235
3.700%	03/15/28	260	250,663

			2,372,738

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	220	216,524
3.650%	09/15/24	30	30,069

			246,593

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	$52,273
3.600%	05/14/25	220	216,815
4.500%	05/14/35	200	204,841
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48	315	331,313
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20(a)	375	368,267
3.300%	02/25/21	150	149,727
McKesson Corp.,
Sr. Unsec’d. Notes
3.950%	02/16/28	145	143,203
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	10	10,263
4.600%	06/01/44	35	36,036
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	248,217
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	175	164,711
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	510	493,158

			2,418,824

Pipelines — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	69,983
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	50	48,611
4.950%	12/15/24	60	61,637
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	90	89,812
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23	65	65,436
4.250%	12/01/26	55	55,021
Sub. Notes
6.000%	01/15/77	115	113,275
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	24,863
4.850%	07/15/26	70	70,723
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	43,593
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	147,818

A1352

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	130	$122,696
Williams Partners LP,
Sr. Unsec’d. Notes
5.100%	09/15/45	165	167,461

			1,080,929

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25	595	575,600
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	50	50,170
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	73,335
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	45,197
3.900%	03/15/27	70	66,949
4.125%	06/15/26	115	112,786
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	30,114
3.700%	06/15/26	200	192,472
4.750%	05/15/47	85	85,658
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	230	221,055
4.500%	03/15/48	350	348,585
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	151,643
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	194,052
4.250%	08/15/29	100	99,033
4.375%	10/01/25	40	40,510
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	139,540
6.875%	10/01/19	250	264,209
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	150,434
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	98,699
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	195	183,136
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20	200	200,237

			3,323,414

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.625%	04/21/19	265	$261,886
3.125%	04/21/26	70	66,562
3.750%	06/01/27(a)	550	538,748
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	250	242,238
4.625%	09/15/21	50	52,061
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	200	199,890
4.375%	03/15/23	45	45,038
4.450%	02/15/25	10	9,864
4.850%	04/01/24	105	106,872

			1,523,159

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	260	259,575
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	265	257,345
3.000%	01/15/22	275	269,843

			786,763

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	160,752
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	500	478,911

			639,663

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.850%	02/14/23	600	602,783
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	25	24,797
3.663%	05/15/45	50	49,637
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	44,842
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36	330	315,897
5.150%	09/15/23	625	674,306
5.250%	03/16/37	200	215,662

			1,927,924

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes,144A
4.950%	07/29/35	200	214,749

A1353

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Transportation (cont’d.)
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	$24,914
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	80	78,495

			318,158

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	15	14,863
3.250%	09/15/26	375	352,524
3.500%	03/15/28	280	265,597
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	29,849
3.200%	07/15/20	150	150,216

			813,049

TOTAL CORPORATE BONDS (cost $68,349,862)			67,381,992

MUNICIPAL BONDS — 0.3%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.907%	10/01/50	430	642,988
California State Public Works Board,
Revenue Bonds
7.804%	03/01/35	200	277,776
Northern California Power Agency,
Revenue Bonds
7.311%	06/01/40	200	266,712
San Jose Redevelopment Agency Successor Agency,
Tax Allocation
3.375%	08/01/34	165	159,712
State of California,
General Obligation Unlimited
7.500%	04/01/34	120	173,088
7.625%	03/01/40	100	152,283
University of California,
Revenue Bonds
4.131%	05/15/45	15	15,608

			1,688,167

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	175	173,877

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57	599	737,393

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	410	517,740

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	$287,407
New York — 0.0%
New York State Dormitory Authority,
Revenue Bonds
3.879%	07/01/46	375	375,562
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	55,071

			430,633

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	156,980

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	220	207,812

Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36	250	255,808

TOTAL MUNICIPAL BONDS (cost $4,429,415)			4,455,817

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(cc)	05/27/47	104	102,970
Series 2018-1, Class A1, 144A
2.930%(cc)	02/25/48	196	196,282
Deephaven Residential Mortgage Trust,
Series 2018-1A, Class A1, 144A
2.976%(cc)	12/25/57	260	259,865
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
3.872%(c)	10/25/28	28	28,103
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.322%(c)	01/25/29	44	44,769
Freddie Mac REMICS,
Series 4604, Class FH, 1 Month LIBOR + 0.500%
2.277%(c)	08/15/46	14	13,948
Series 4621, Class FK, 1 Month LIBOR + 0.500%
2.277%(c)	10/15/46	71	71,239
Series 4623, Class EF, 1 Month LIBOR + 0.450%
2.227%(c)	10/15/46	45	45,070
Series 4623, Class MF, 1 Month LIBOR + 0.500%
2.277%(c)	10/15/46	44	43,876
Series 4650, Class FL, 1 Month LIBOR + 0.450%
2.227%(c)	01/15/47	108	109,269
Series 4654, Class FK, 1 Month LIBOR + 0.500%
2.277%(c)	02/15/47	81	82,187
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1, 1 Month LIBOR + 0.900%
2.772%(c)	10/25/27	17	17,106

A1354

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
4.722%(c)	04/25/28	171	$177,349
Series 2016-HQA1, Class M2, 1 Month LIBOR + 2.750%
4.622%(c)	09/25/28	250	255,781
Series 2016-HQA3, Class M1, 1 Month LIBOR + 0.800%
2.672%(c)	03/25/29	115	115,500
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, 144A
3.500%(cc)	11/25/57	225	224,206
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	208	206,826
Series 2018-8, Class DA
3.000%	11/20/47	144	144,356
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	54	52,480
Sequoia Mortgage Trust,
Series 2018-CH1, Class A11, 144A
3.500%(cc)	02/25/48	337	340,297

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,518,140)			2,531,479

SOVEREIGN BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	211,374
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	201,600
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	417,123
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes,MTN
4.125%	01/21/26	350	354,900
4.750%	03/08/44	100	97,250
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	75,750
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	143,802
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	225	222,490
2.200%	07/26/22	500	485,189
3.300%	03/15/28	355	357,521
Sr. Unsec’d. Notes,MTN, 144A
1.750%	08/26/20	200	195,375
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	24,105
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	249,677

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	585	$581,755
3.000%	07/16/18	150	150,345
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	99,787
Unsec’d. Notes
3.500%	07/29/20	325	331,256
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	103,690

TOTAL SOVEREIGN BONDS (cost $4,344,061)			4,302,989

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Bank
1.000%	09/26/19	325	319,111
Federal Home Loan Mortgage Corp.
2.500%	06/01/30	352	345,031
3.000%	01/01/27	35	35,076
3.000%	02/01/30	58	57,597
3.000%	08/01/43	202	198,513
3.500%	03/01/42	6	5,629
3.500%	12/01/42	137	138,242
3.500%	01/01/44	198	199,625
3.500%	03/01/46	346	347,754
4.000%	07/01/25	10	10,552
4.000%	09/01/40	3	3,345
4.000%	12/01/40	49	50,938
4.000%	02/01/41	58	59,666
4.000%	04/01/42	8	8,793
4.000%	06/01/42	26	26,804
4.000%	11/01/45	224	231,312
4.500%	05/01/40	23	23,858
4.500%	10/01/41	169	178,901
4.500%	05/01/42	82	86,267
5.000%	07/01/35	39	41,556
5.000%	09/01/39	8	8,303
5.500%	06/01/36	44	49,008
6.000%	08/01/34	29	32,494
6.000%	01/01/38	9	10,262
Federal National Mortgage Assoc.
1.000%	08/28/19	850	835,897
1.250%	08/17/21	630	604,319
1.500%	02/28/20	130	128,038
2.000%	07/01/28	20	19,168
2.500%	05/01/30	54	53,099
2.500%	11/01/31	682	668,461
2.500%	11/01/31	21	21,034
2.500%	05/01/32	209	205,110
2.500%	02/01/43	26	24,846
2.500%	10/01/46	149	140,472
3.000%	12/01/27	14	14,356
3.000%	10/01/28	33	32,942
3.000%	03/01/30	98	97,936
3.000%	08/01/32	138	137,918
3.000%	09/01/32	183	183,344

A1355

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	10/01/32	1,132	$1,131,873
3.000%	09/01/33	19	18,737
3.000%	11/01/36	199	197,953
3.000%	11/01/36	177	176,255
3.000%	11/01/36	41	40,643
3.000%	12/01/36	50	50,081
3.000%	10/01/37	421	418,614
3.000%	01/01/43	57	56,493
3.000%	05/01/43	267	262,546
3.000%	05/01/43	39	38,269
3.000%	05/01/43	3	3,054
3.000%	03/01/46	578	564,845
3.000%	05/01/46	618	603,596
3.000%	06/01/46	373	364,089
3.000%	08/01/46	164	160,167
3.000%	09/01/46	60	58,248
3.000%	10/01/46	726	709,759
3.000%	10/01/46	479	468,318
3.000%	10/01/46	328	320,623
3.000%	11/01/46	1,599	1,563,946
3.000%	11/01/46	405	395,534
3.000%	11/01/46	272	265,141
3.000%	11/01/46	238	232,312
3.000%	11/01/46	190	185,751
3.000%	11/01/46	134	130,804
3.000%	11/01/46	60	58,604
3.000%	11/01/46	40	39,520
3.000%	11/01/46	27	26,342
3.000%	12/01/46	199	194,364
3.000%	12/01/46	191	186,773
3.000%	12/01/46	190	186,225
3.000%	12/01/46	126	123,198
3.000%	12/01/46	33	32,554
3.000%	01/01/47	128	124,994
3.000%	02/01/47	800	780,731
3.000%	11/01/47	463	451,511
3.000%	02/01/48	214	208,799
3.000%	TBA	1,670	1,628,772
3.000%	TBA	445	444,421
3.500%	11/01/32	286	292,051
3.500%	02/01/35	22	22,294
3.500%	01/01/36	205	208,513
3.500%	10/01/41	24	24,101
3.500%	07/01/42	72	72,509
3.500%	07/01/42	66	66,576
3.500%	03/01/43	59	59,113
3.500%	06/01/43	35	35,543
3.500%	06/01/43	23	22,980
3.500%	07/01/43	149	150,574
3.500%	09/01/43	81	81,360
3.500%	01/01/44	648	652,747
3.500%	01/01/44	147	148,359
3.500%	03/01/44	37	37,456
3.500%	07/01/44	146	147,503
3.500%	04/01/45	256	257,200
3.500%	04/01/45	45	45,166
3.500%	04/01/45	1	1,451
3.500%	05/01/45	116	116,564

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	06/01/45	143	$143,536
3.500%	07/01/45	249	250,094
3.500%	09/01/45	600	601,978
3.500%	11/01/45	249	250,104
3.500%	11/01/45	56	56,203
3.500%	11/01/45	55	54,756
3.500%	12/01/45	1,012	1,015,193
3.500%	12/01/45	526	527,675
3.500%	12/01/45	388	392,575
3.500%	01/01/46	430	431,620
3.500%	01/01/46	181	181,921
3.500%	04/01/46	178	178,889
3.500%	06/01/46	459	461,492
3.500%	06/01/46	282	283,554
3.500%	09/01/46	650	652,089
3.500%	01/01/47	1,544	1,548,893
3.500%	04/01/47	575	576,595
3.500%	TBA	2,380	2,384,973
3.500%	TBA	1,680	1,712,784
4.000%	07/01/25	26	26,275
4.000%	12/01/32	199	209,299
4.000%	11/01/40	420	432,880
4.000%	11/01/40	71	72,937
4.000%	12/01/40	17	17,796
4.000%	02/01/41	109	112,965
4.000%	02/01/41	92	94,711
4.000%	02/01/41	45	46,487
4.000%	02/01/41	36	37,534
4.000%	01/01/42	40	41,458
4.000%	08/01/42	80	82,712
4.000%	01/01/43	30	31,465
4.000%	06/01/45	1,033	1,062,553
4.000%	07/01/45	866	889,566
4.000%	09/01/45	421	432,293
4.000%	09/01/45	63	64,454
4.000%	09/01/45	23	23,514
4.000%	10/01/45	204	209,648
4.000%	11/01/45	21	21,814
4.000%	12/01/45	48	49,058
4.000%	01/01/46	63	64,808
4.000%	02/01/46	514	527,991
4.000%	03/01/46	58	59,429
4.000%	07/01/46	122	125,158
4.000%	09/01/46	654	675,140
4.000%	09/01/46	19	19,539
4.000%	12/01/46	19	19,723
4.000%	02/01/47	173	178,061
4.000%	08/01/47	942	968,359
4.000%	TBA	5,220	5,356,738
4.500%	08/01/24	8	8,704
4.500%	01/01/27	9	9,800
4.500%	09/01/35	39	40,588
4.500%	12/01/39	9	9,028
4.500%	03/01/40	18	18,902
4.500%	08/01/40	95	100,506
4.500%	10/01/40	42	44,784
4.500%	05/01/41	21	21,888
4.500%	01/01/44	165	172,956

A1356

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	04/01/44	75	$78,951
4.500%	03/01/46	290	304,249
4.500%	10/01/47	704	739,108
4.500%	TBA	1,535	1,607,282
5.000%	04/01/19	1	595
5.000%	10/01/33	18	19,131
5.000%	11/01/33	5	4,867
5.000%	11/01/33	4	4,814
5.000%	10/01/34	7	7,454
5.000%	04/01/35	3	3,073
5.000%	07/01/35	16	17,511
5.000%	07/01/35	12	12,652
5.000%	07/01/35	4	3,945
5.000%	10/01/35	22	23,985
5.000%	09/01/40	735	794,254
5.000%	07/01/41	263	283,474
5.000%	02/01/42	44	47,788
5.000%	05/01/42	37	40,249
5.000%	07/01/42	85	91,902
5.000%	TBA	420	448,613
5.500%	04/01/34	9	10,198
5.500%	02/01/35	22	23,906
5.500%	11/01/35	43	47,524
5.500%	01/01/36	8	8,916
5.500%	07/01/36	43	47,473
5.500%	08/01/37	1,014	1,113,676
5.500%	08/01/37	52	57,310
5.500%	05/01/44	591	648,305
5.500%	TBA	190	206,477
6.000%	02/01/34	153	172,208
6.000%	04/01/35	11	11,917
6.000%	04/01/35	10	10,993
6.000%	03/01/37	36	40,760
6.000%	01/01/40	8	8,981
6.500%	11/01/36	16	17,550
Government National Mortgage Assoc.
2.500%	10/20/42	31	29,466
2.500%	01/20/43	14	13,071
2.500%	05/20/43	161	154,924
2.500%	09/20/46	573	546,470
3.000%	08/20/43	42	41,121
3.000%	04/20/46	90	88,666
3.000%	08/20/46	213	210,603
3.000%	09/20/46	369	363,855
3.000%	11/20/46	585	576,746
3.000%	12/20/46	92	90,591
3.000%	04/20/47	494	486,852
3.000%	05/20/47	241	237,644
3.500%	01/15/42	14	14,688
3.500%	03/20/42	37	37,794
3.500%	05/20/42	14	13,784
3.500%	06/20/42	18	18,113
3.500%	08/20/42	30	30,875
3.500%	09/20/42	80	80,784
3.500%	12/20/42	14	14,424
3.500%	01/20/43	101	102,478
3.500%	02/20/43	34	34,399

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	03/20/43	41	$41,558
3.500%	05/20/43	29	29,045
3.500%	07/20/43	27	26,915
3.500%	09/20/43	143	144,716
3.500%	10/15/43	72	73,479
3.500%	02/20/45	18	17,984
3.500%	10/20/45	20	20,061
3.500%	02/20/46	76	76,931
3.500%	02/20/46	55	56,133
3.500%	03/20/46	665	672,607
3.500%	04/20/46	1,236	1,249,751
3.500%	06/20/46	196	197,867
3.500%	02/20/47	445	449,763
4.000%	02/15/41	8	8,525
4.000%	03/15/41	9	9,633
4.000%	10/20/41	67	70,536
4.000%	04/20/42	46	48,109
4.000%	02/20/44	57	58,768
4.000%	01/20/46	113	116,769
4.000%	05/20/46	140	144,620
4.000%	05/20/47	1,507	1,552,511
4.000%	07/20/47	405	417,574
4.000%	08/20/47	942	969,020
4.500%	05/20/40	34	35,895
4.500%	01/20/41	48	50,406
4.500%	09/15/45	43	45,460
4.500%	01/20/46	56	58,716
4.500%	07/20/47	253	263,336
4.500%	08/20/47	1,082	1,125,173
4.500%	09/20/47	732	761,841
4.500%	TBA	780	810,880
5.000%	05/20/33	14	15,464
5.000%	12/20/34	11	12,043
5.000%	04/15/39	9	10,137
5.000%	09/15/39	4	4,821
5.000%	12/15/39	17	18,295
5.000%	01/15/40	17	17,826
5.000%	02/15/40	7	8,010
5.000%	05/20/40	23	24,491
5.000%	06/15/40	15	16,250
5.000%	06/20/40	20	22,075
5.000%	08/20/40	7	7,002
5.000%	11/20/42	38	40,329
5.000%	07/20/47	827	871,733
5.000%	08/20/47	93	98,412
5.000%	09/20/47	705	743,782
5.000%	10/20/47	183	192,575
5.000%	11/20/47	210	220,851
5.000%	01/20/48	302	318,081
5.500%	08/20/38	16	17,319

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $68,361,893)			67,480,058

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds
2.250%	08/15/46	1,690	1,455,711
2.500%	02/15/45	325	296,753
2.500%	02/15/46	295	268,485

A1357

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.500%	05/15/46	345	$313,734
2.750%	11/15/42	135	130,307
2.750%	08/15/47	2,585	2,470,594
2.875%	08/15/45	520	510,656
2.875%	11/15/46	400	392,281
3.000%	11/15/44	60	60,398
3.000%	11/15/45	225	226,266
3.000%	05/15/47	755	758,687
3.125%	11/15/41	5,215	5,387,747
3.125%	02/15/43	240	247,397
3.375%	05/15/44	690	742,046
3.500%	02/15/39	1,985	2,180,941
4.250%	05/15/39	400	486,734
4.500%	02/15/36	485	599,297
4.500%	05/15/38	1,740	2,177,651
5.375%	02/15/31	30	38,413
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	34	35,920
0.125%	04/15/20	63	66,388
0.125%	04/15/21	120	124,364
0.125%	04/15/22	124	124,535
0.125%	07/15/22	136	145,046
0.125%	01/15/23	118	124,433
0.125%	07/15/24	152	154,939
0.125%	07/15/26	90	89,394
0.250%	01/15/25	69	70,581
0.375%	07/15/23	1	1,061
0.375%	07/15/25	86	88,706
0.375%	01/15/27	105	104,947
0.375%	07/15/27	98	96,823
0.625%	07/15/21	68	75,652
0.625%	01/15/24	47	50,167
0.625%	01/15/26	72	75,057
0.625%	02/15/43	44	44,696
0.750%	02/15/42	36	38,437
0.750%	02/15/45	51	51,731
0.875%	02/15/47	20	20,477
1.000%	02/15/46	19	19,917
1.000%	02/15/48	10	10,306
1.125%	01/15/21	70	81,088
1.250%	07/15/20	57	66,474
1.375%	01/15/20	38	44,470
1.375%	02/15/44	23	27,068
1.750%	01/15/28	6	8,321
1.875%	07/15/19	33	39,317
2.000%	01/15/26	18	24,809
2.125%	01/15/19	17	19,961
2.125%	02/15/40	17	24,159
2.125%	02/15/41	29	41,650
3.375%	04/15/32	6	11,271
3.625%	04/15/28	20	38,684
3.875%	04/15/29	18	35,100
U.S. Treasury Notes
1.125%	02/28/21	310	298,956
1.125%	07/31/21	375	359,194
1.125%	08/31/21	655	626,472
1.250%	03/31/21	705	681,647
1.375%	12/15/19	3,635	3,580,759
1.375%	04/30/20	4,270	4,188,103
1.500%	05/31/20	110	108,084

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.500%	06/15/20	(k)	4,500	$4,420,723
1.625%	08/31/22		5,080	4,887,714
1.625%	04/30/23		1,635	1,561,042
1.625%	02/15/26		2,500	2,306,445
1.625%	05/15/26		90	82,782
1.750%	12/31/20		405	398,276
1.750%	11/30/21		190	185,161
1.750%	05/31/22		2,515	2,438,862
1.875%	01/31/22		855	835,629
1.875%	03/31/22		3,755	3,665,085
2.000%	11/30/22		3,855	3,762,992
2.125%	08/15/21		3,180	3,145,467
2.125%	12/31/22		10,930	10,719,513
2.125%	02/29/24		1,530	1,487,148
2.250%	11/15/24		200	194,773
2.250%	02/15/27		1,660	1,595,480
2.250%	11/15/27		3,015	2,888,040
2.625%	08/15/20		4,325	4,352,200
2.750%	02/15/28		790	790,401

TOTAL U.S. TREASURY OBLIGATIONS (cost $81,545,056)				80,380,995

TOTAL LONG-TERM INVESTMENTS (cost $1,267,589,950)				1,401,168,305

			Shares
SHORT-TERM INVESTMENTS — 16.6%
AFFILIATED MUTUAL FUNDS — 16.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			177,094,615	177,094,615
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $77,015,934; includes $76,900,426 of cash collateral for securities on loan)(b)(w)			77,014,480	77,006,779

TOTAL AFFILIATED MUTUAL FUNDS (cost $254,110,549)				254,101,394

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
1.545%	07/12/18	(k)	80	79,609
1.552%	07/12/18	(k)	170	169,170
1.555%	07/12/18	(k)	130	129,365
1.565%	07/12/18	(k)	140	139,316
1.570%	07/12/18	(k)	25	24,878
1.634%	07/12/18	(k)	530	527,412
1.637%	07/12/18	(k)	560	557,265
1.715%	07/12/18	(k)	4,802	4,778,549

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,406,650)				6,405,564

A1358

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $260,517,199)	$260,506,958

TOTAL INVESTMENTS — 105.6% (cost $1,528,107,149)	$1,661,675,263
Liabilities in excess of other assets(z) — (5.6)%	(88,089,907)

NET ASSETS — 100.0%	$1,573,585,356

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $72 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,787,105; cash collateral of $76,900,426 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
22	2 Year U.S. Treasury Notes	Jun. 2018	$4,677,406	$4,125
47	5 Year U.S. Treasury Notes	Jun. 2018	5,379,664	30,367
27	10 Year U.S. Treasury Notes	Jun. 2018	3,270,797	40,750
13	20 Year U.S. Treasury Bonds	Jun. 2018	1,906,125	46,914
17	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	2,727,969	89,391
353	Mini MSCI EAFE Index	Jun. 2018	35,310,590	(438,909)
103	Mini MSCI Emerging Markets Index	Jun. 2018	6,117,170	(81,405)
156	Russell 2000 Mini Index	Jun. 2018	11,943,360	(355,828)
483	S&P 500 E-Mini Index	Jun. 2018	63,828,450	(2,369,582)
39	S&P Mid Cap 400 E-Mini Index	Jun. 2018	7,344,090	(164,890)

				(3,199,067)

A1359

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
1	5 Year U.S. Treasury Notes	Jun. 2018	$114,461	$(680)

				$(3,199,747)

Securities with market values of $14,736 and $5,553,723 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/16/18	Citigroup Global Markets	GBP	540	$750,181	$758,196	$—	$(8,015)
Japanese Yen,
Expiring 04/16/18	Citigroup Global Markets	JPY	118,739	1,116,505	1,117,179	—	(674)

				$1,866,686	$1,875,375	—	(8,689)

Credit Default Swap Agreement outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.IG.CDSI.S30	06/20/23	1.000	%(Q)	19,100	$316,993	$318,691	$1,698

A security with a market value of $361,227 has been segregated with JPMorgan Chase to cover requirements for open centrally cleared swap contracts at March 31, 2018.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1360

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$822,340,034	$337,955,607	$72
Preferred Stocks	1,840,579	13,932	—
Asset-Backed Securities
Automobiles	—	2,502,069	—
Collateralized Loan Obligations	—	1,145,788	—
Consumer Loans	—	134,402	—
Credit Cards	—	450,735	—
Equipment	—	897,066	—
Other	—	1,263,723	—
Residential Mortgage-Backed Securities	—	928,185	—
Student Loans	—	90,958	—
Commercial Mortgage-Backed Securities	—	5,071,825	—
Corporate Bonds	—	67,381,992	—
Municipal Bonds	—	4,455,817	—
Residential Mortgage-Backed Securities	—	2,531,479	—
Sovereign Bonds	—	4,302,989	—
U.S. Government Agency Obligations	—	67,480,058	—
U.S. Treasury Obligations	—	86,786,559	—
Affiliated Mutual Funds	254,101,394	—	—
Other Financial Instruments*
Futures Contracts	(3,199,747)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(8,689)	—
Centrally Cleared Credit Default Swap Agreements	—	1,698	—

Total	$1,075,082,260	$583,386,193	$72

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1361

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 5.4%
Boeing Co. (The)	404,122	$132,503,521
Spirit AeroSystems Holdings, Inc. (Class A Stock)	136,588	11,432,416

		143,935,937

Airlines — 1.0%
American Airlines Group, Inc.	514,057	26,710,402

Automobiles — 1.0%
Tesla, Inc.*(a)	102,875	27,378,124

Biotechnology — 3.8%
Alexion Pharmaceuticals, Inc.*	169,636	18,907,629
Alnylam Pharmaceuticals, Inc.*	134,906	16,067,305
Biogen, Inc.*	33,230	9,099,039
Incyte Corp.*	122,851	10,237,174
Vertex Pharmaceuticals, Inc.*	297,545	48,493,884

		102,805,031

Capital Markets — 4.7%
Charles Schwab Corp. (The)	633,092	33,060,064
Intercontinental Exchange, Inc.	472,650	34,276,578
Morgan Stanley	620,672	33,491,461
TD Ameritrade Holding Corp.	415,948	24,636,600

		125,464,703

Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	347,450	24,926,063

Equity Real Estate Investment Trusts (REITs) — 1.3%
Crown Castle International Corp.	309,700	33,946,217

Health Care Equipment & Supplies — 6.4%
Becton, Dickinson & Co.	271,065	58,739,786
Danaher Corp.	168,600	16,507,626
Intuitive Surgical, Inc.*	130,701	53,957,294
Stryker Corp.	254,921	41,021,887

		170,226,593

Health Care Providers & Services — 7.8%
Anthem, Inc.	143,200	31,461,040
Cigna Corp.	375,769	63,031,492
HCA Healthcare, Inc.	218,812	21,224,764
Humana, Inc.	69,582	18,705,729
UnitedHealth Group, Inc.	340,200	72,802,800

		207,225,825

Hotels, Restaurants & Leisure — 2.2%
Hilton Worldwide Holdings, Inc.	363,149	28,601,615
Restaurant Brands International, Inc. (Canada)	231,000	13,148,520
Yum! Brands, Inc.	192,500	16,387,525

		58,137,660

Insurance — 0.7%
Willis Towers Watson PLC	123,000	18,719,370

Internet & Direct Marketing Retail — 14.5%
Amazon.com, Inc.*	146,310	211,760,315
Booking Holdings, Inc.*	69,300	144,171,027
Netflix, Inc.*	107,000	31,602,450

		387,533,792

Shares		Value
COMMON STOCKS (Continued)
Internet Software & Services — 14.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	363,400	$66,698,436
Alphabet, Inc. (Class A Stock)*	108,760	112,799,346
Alphabet, Inc. (Class C Stock)*	60,913	62,849,424
Dropbox, Inc. (Class A Stock)*(a)	26,700	834,375
Facebook, Inc. (Class A Stock)*	638,000	101,946,020
Shopify, Inc. (Canada) (Class A Stock)*	65,561	8,168,245
Tencent Holdings Ltd. (China), ADR(a)	612,300	32,629,467

		385,925,313

IT Services — 7.1%
Global Payments, Inc.	251,554	28,053,302
PayPal Holdings, Inc.*	591,400	44,869,518
Visa, Inc. (Class A Stock)(a)	978,100	117,000,322

		189,923,142

Machinery — 0.5%
Fortive Corp.	179,450	13,910,964

Multiline Retail — 1.6%
Dollar General Corp.	461,600	43,182,680

Multi-Utilities — 0.9%
Sempra Energy(a)	204,135	22,703,895

Pharmaceuticals — 0.7%
Merck & Co., Inc.	363,500	19,799,845

Road & Rail — 0.5%
Kansas City Southern	110,253	12,111,292

Semiconductors & Semiconductor Equipment — 2.0%
ASML Holding NV (Netherlands)(a)	62,800	12,469,568
Broadcom Ltd.	55,100	12,984,315
Maxim Integrated Products, Inc.	252,630	15,213,379
Xilinx, Inc.	177,859	12,848,534

		53,515,796

Software — 14.7%
Activision Blizzard, Inc.	195,900	13,215,414
Electronic Arts, Inc.*	139,300	16,888,732
Intuit, Inc.	250,349	43,397,999
Microsoft Corp.	1,659,300	151,444,311
Red Hat, Inc.*	287,853	43,036,902
salesforce.com, Inc.*	417,600	48,566,880
ServiceNow, Inc.*	141,469	23,406,046
Snap, Inc. (Class A Stock)*(a)	313,500	4,975,245
VMware, Inc. (Class A Stock)*(a)	247,146	29,971,395
Workday, Inc. (Class A Stock)*	136,700	17,375,937

		392,278,861

Specialty Retail — 1.2%
Ross Stores, Inc.	415,200	32,377,296

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	314,100	52,699,698

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc. (Class B Stock)	136,500	9,069,060

Tobacco — 1.6%
Philip Morris International, Inc.	437,779	43,515,233

Water Utilities — 0.4%
American Water Works Co., Inc.	136,600	11,218,958

A1362

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	319,800	$19,520,592

TOTAL LONG-TERM INVESTMENTS
(cost $1,838,444,832)		2,628,762,342

SHORT-TERM INVESTMENTS — 10.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	34,030,791	34,030,791
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $239,244,484; includes $238,808,079 of cash collateral for securities on loan)(b)(w)	239,237,966	239,214,042

TOTAL SHORT-TERM INVESTMENTS (cost $273,275,275)	273,244,833
TOTAL INVESTMENTS — 108.5% (cost $2,111,720,107)	2,902,007,175
Liabilities in excess of other assets — (8.5)%	(227,568,496)

NET ASSETS — 100.0%	$2,674,438,679

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $238,678,065; cash collateral of $238,808,079 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$143,935,937	$ —	$ —
Airlines	26,710,402	—	—
Automobiles	27,378,124	—	—
Biotechnology	102,805,031	—	—
Capital Markets	125,464,703	—	—
Commercial Services & Supplies	24,926,063	—	—
Equity Real Estate Investment Trusts (REITs)	33,946,217	—	—
Health Care Equipment & Supplies	170,226,593	—	—
Health Care Providers & Services	207,225,825	—	—
Hotels, Restaurants & Leisure	58,137,660	—	—
Insurance	18,719,370	—	—
Internet & Direct Marketing Retail	387,533,792	—	—
Internet Software & Services	385,925,313	—	—
IT Services	189,923,142	—	—
Machinery	13,910,964	—	—
Multiline Retail	43,182,680	—	—
Multi-Utilities	22,703,895	—	—
Pharmaceuticals	19,799,845	—	—
Road & Rail	12,111,292	—	—
Semiconductors & Semiconductor Equipment	53,515,796	—	—
Software	392,278,861	—	—
Specialty Retail	32,377,296	—	—
Technology Hardware, Storage & Peripherals	52,699,698	—	—
Textiles, Apparel & Luxury Goods	9,069,060	—	—
Tobacco	43,515,233	—	—
Water Utilities	11,218,958	—	—
Wireless Telecommunication Services	19,520,592	—	—

A1363

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Affiliated Mutual Funds	$273,244,833	$ —	$ —

Total	$2,902,007,175	$ —	$ —

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1364

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 96.1%
Aerospace & Defense — 3.1%
Boeing Co. (The)	66,330	$21,748,280
Raytheon Co.	41,062	8,862,001
United Technologies Corp.	70,135	8,824,386

		39,434,667

Air Freight & Logistics — 0.8%
United Parcel Service, Inc. (Class B Stock)	99,400	10,403,204

Airlines — 1.3%
Southwest Airlines Co.	290,000	16,611,200

Auto Components — 1.1%
Magna International, Inc. (Canada)	257,900	14,532,665

Automobiles — 0.2%
General Motors Co.	85,053	3,090,826

Banks — 13.8%
Citigroup, Inc.	374,285	25,264,238
Fifth Third Bancorp	877,405	27,857,609
JPMorgan Chase & Co.	537,976	59,161,221
Signature Bank*	31,300	4,443,035
U.S. Bancorp	427,834	21,605,617
Wells Fargo & Co.	699,165	36,643,238

		174,974,958

Beverages — 1.1%
PepsiCo, Inc.	127,045	13,866,962

Biotechnology — 1.0%
Gilead Sciences, Inc.	162,722	12,267,612

Building Products — 1.3%
Johnson Controls International PLC	462,431	16,296,068

Capital Markets — 4.0%
Ameriprise Financial, Inc.	7,113	1,052,297
Bank of New York Mellon Corp. (The)	362,138	18,660,971
Morgan Stanley	568,946	30,700,326

		50,413,594

Chemicals — 2.3%
CF Industries Holdings, Inc.	288,400	10,881,332
DowDuPont, Inc.	288,371	18,372,116

		29,253,448

Commercial Services & Supplies — 0.4%
Stericycle, Inc.*(a)	96,714	5,660,670

Communications Equipment — 2.3%
Cisco Systems, Inc.	686,185	29,430,475

Construction Materials — 0.7%
Vulcan Materials Co.	74,521	8,508,063

Containers & Packaging — 1.1%
International Paper Co.	269,847	14,417,925

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	446,638	21,358,229

Electric Utilities — 4.9%
Exelon Corp.	288,916	11,270,613
PG&E Corp.	349,916	15,371,810
Southern Co. (The)	484,100	21,619,906

Shares		Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Westar Energy, Inc.	258,200	$13,578,738

		61,841,067

Electronic Equipment, Instruments & Components — 1.0%
TE Connectivity Ltd.	127,152	12,702,485

Equity Real Estate Investment Trusts (REITs) —1.3%
SL Green Realty Corp.(a)	43,200	4,183,056
Weyerhaeuser Co.	344,965	12,073,775

		16,256,831

Food & Staples Retailing — 2.3%
CVS Health Corp.	165,600	10,301,976
Walmart, Inc.	213,240	18,971,963

		29,273,939

Food Products — 3.5%
Bunge Ltd.	211,438	15,633,726
Tyson Foods, Inc. (Class A Stock)	402,952	29,492,057

		45,125,783

Health Care Equipment & Supplies — 3.5%
Becton, Dickinson & Co.	44,941	9,738,715
Hologic, Inc.*	328,653	12,278,476
Medtronic PLC	282,787	22,685,173

		44,702,364

Health Care Providers & Services — 1.8%
Aetna, Inc.	138,139	23,345,491

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	120,466	7,900,160
Las Vegas Sands Corp.	106,664	7,669,142

		15,569,302

Household Products — 1.1%
Kimberly-Clark Corp.	122,400	13,479,912

Industrial Conglomerates — 0.4%
General Electric Co.	357,974	4,825,490

Insurance — 7.5%
American International Group, Inc.	260,261	14,163,404
Brighthouse Financial, Inc.*(a)	147,180	7,565,051
Chubb Ltd.	154,427	21,120,981
Loews Corp.	287,569	14,300,806
Marsh & McLennan Cos., Inc.	184,466	15,235,047
MetLife, Inc.	352,888	16,194,030
XL Group Ltd. (Bermuda)	124,930	6,903,632

		95,482,951

Leisure Products — 0.4%
Mattel, Inc.(a)	382,081	5,024,365

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	31,330	6,468,392

Machinery — 0.8%
Illinois Tool Works, Inc.	65,829	10,312,771

Media — 3.4%
Comcast Corp. (Class A Stock)	380,868	13,014,260
News Corp. (Class A Stock)	521,349	8,237,314

A1365

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Twenty-First Century Fox, Inc. (Class B Stock)	599,367	$21,798,978

		43,050,552

Multiline Retail — 0.6%
Kohl’s Corp.(a)	119,044	7,798,572

Oil, Gas & Consumable Fuels — 9.3%
Apache Corp.(a)	141,852	5,458,465
Canadian Natural Resources Ltd. (Canada)	263,687	8,298,230
EQT Corp.	127,175	6,042,084
Exxon Mobil Corp.	341,388	25,470,959
Hess Corp.(a)	274,445	13,892,406
Occidental Petroleum Corp.	213,442	13,865,192
TOTAL SA (France), ADR(a)	567,964	32,765,843
TransCanada Corp. (Canada)(a)	302,469	12,494,994

		118,288,173

Pharmaceuticals — 6.6%
Johnson & Johnson	185,313	23,747,861
Merck & Co., Inc.	403,982	22,004,900
Perrigo Co. PLC	143,800	11,984,291
Pfizer, Inc.	722,978	25,658,489

		83,395,541

Road & Rail — 0.6%
Canadian Pacific Railway Ltd. (Canada)	45,656	8,058,284

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials, Inc.	172,333	9,583,438
QUALCOMM, Inc.	364,456	20,194,507
Texas Instruments, Inc.	128,309	13,330,022

		43,107,967

Software — 3.8%
Microsoft Corp.	522,782	47,714,313

Specialty Retail — 0.3%
Lowe’s Cos., Inc.	42,346	3,715,862

Tobacco — 1.7%
Philip Morris International, Inc.	217,015	21,571,291

TOTAL COMMON STOCKS (cost $1,153,062,143)		1,221,632,264

PREFERRED STOCKS — 1.7%
Electric Utilities — 0.9%
NextEra Energy, Inc., CVT, 6.123%(a)	196,067	11,305,223

Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., CVT, 6.125%	42,676	2,493,559

	Shares	Value
PREFERRED STOCKS (Continued)
Multi-Utilities — 0.6%
Sempra Energy, CVT, 6.000%(a)	77,574	$7,941,250

TOTAL PREFERRED STOCKS (cost $20,045,815)		21,740,032

TOTAL LONG-TERM INVESTMENTS (cost $1,173,107,958)		1,243,372,296

SHORT-TERM INVESTMENTS — 7.3%

AFFILIATED MUTUAL FUND — 5.8%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $73,689,358; includes $73,583,824 of cash collateral for securities on loan)(b)(w)	73,685,952	73,678,584

UNAFFILIATED FUND — 1.5%
JPMorgan U.S. Government Money Market Fund (cost $19,674,949)	19,674,949	19,674,949

TOTAL SHORT-TERM INVESTMENTS (cost $93,364,307)		93,353,533

TOTAL INVESTMENTS — 105.1% (cost $1,266,472,265)		1,336,725,829
Liabilities in excess of assets — (5.1)%		(65,307,054)

NET ASSETS — 100.0%		$1,271,418,775

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,127,510; cash collateral of $73,583,824 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A1366

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$39,434,667	$—	$—
Air Freight & Logistics	10,403,204	—	—
Airlines	16,611,200	—	—
Auto Components	14,532,665	—	—
Automobiles	3,090,826	—	—
Banks	174,974,958	—	—
Beverages	13,866,962	—	—
Biotechnology	12,267,612	—	—
Building Products	16,296,068	—	—
Capital Markets	50,413,594	—	—
Chemicals	29,253,448	—	—
Commercial Services & Supplies	5,660,670	—	—
Communications Equipment	29,430,475	—	—
Construction Materials	8,508,063	—	—
Containers & Packaging	14,417,925	—	—
Diversified Telecommunication Services	21,358,229	—	—
Electric Utilities	61,841,067	—	—
Electronic Equipment, Instruments & Components	12,702,485	—	—
Equity Real Estate Investment Trusts (REITs)	16,256,831	—	—
Food & Staples Retailing	29,273,939	—	—
Food Products	45,125,783	—	—
Health Care Equipment & Supplies	44,702,364	—	—
Health Care Providers & Services	23,345,491	—	—
Hotels, Restaurants & Leisure	15,569,302	—	—
Household Products	13,479,912	—	—
Industrial Conglomerates	4,825,490	—	—
Insurance	95,482,951	—	—
Leisure Products	5,024,365	—	—
Life Sciences Tools & Services	6,468,392	—	—
Machinery	10,312,771	—	—
Media	43,050,552	—	—
Multiline Retail	7,798,572	—	—
Oil, Gas & Consumable Fuels	118,288,173	—	—
Pharmaceuticals	83,395,541	—	—
Road & Rail	8,058,284	—	—
Semiconductors & Semiconductor Equipment	43,107,967	—	—
Software	47,714,313	—	—
Specialty Retail	3,715,862	—	—
Tobacco	21,571,291	—	—
Preferred Stocks
Electric Utilities	11,305,223	—	—
Health Care Equipment & Supplies	2,493,559	—	—
Multi-Utilities	7,941,250	—	—
Affiliated Mutual Fund	73,678,584	—	—
Unaffiliated Fund	19,674,949	—	—

Total	$1,336,725,829	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1367

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 97.0%
Agricultural & Farm Machinery — 0.5%
AGCO Corp.	39,200	$2,542,120

Agricultural Products — 0.5%
Bunge Ltd.	34,700	2,565,717

Aluminum — 0.5%
Alumina Ltd. (Australia)	1,382,693	2,537,010

Biotechnology — 0.1%
Calyxt, Inc.*(a)	21,600	283,392

Commodity Chemicals — 0.7%
Orion Engineered Carbons SA (Luxembourg)	53,279	1,443,861
Westlake Chemical Corp.	18,300	2,034,045

		3,477,906

Construction & Engineering — 0.7%

Jacobs Engineering Group, Inc.	32,900	1,946,035
Valmont Industries, Inc.	11,100	1,623,930

		3,569,965

Construction Materials — 2.2%
Martin Marietta Materials, Inc.(a)	11,700	2,425,410
Vulcan Materials Co.	74,925	8,554,187

		10,979,597

Copper — 2.9%
Antofagasta PLC (Chile)	190,491	2,462,826
First Quantum Minerals Ltd. (Zambia)	237,600	3,336,193
Lundin Mining Corp. (Canada)	445,756	2,923,614
Southern Copper Corp. (Peru)(a)	97,600	5,287,968

		14,010,601

Diversified Chemicals — 3.0%
BASF SE (Germany)	48,454	4,914,082
DowDuPont, Inc.	119,990	7,644,563
Incitec Pivot Ltd. (Australia)	853,295	2,322,265

		14,880,910

Diversified Financial Services — 0.3%
Sentinel Energy Services, Inc., UTS*	133,300	1,322,336
Diversified Metals & Mining — 4.5%
BHP Billiton Ltd. (Australia)	178,993	3,967,467
Boliden AB (Sweden)	155,725	5,479,717
Independence Group NL (Australia)	1,076,383	3,856,744
Rio Tinto PLC (United Kingdom)	42,224	2,142,612
Sumitomo Metal Mining Co. Ltd. (Japan)	53,100	2,196,302
Teck Resources Ltd. (Canada) (Class B Stock)	180,400	4,647,104

		22,289,946

Electric Utilities — 2.6%
American Electric Power Co., Inc.	62,800	4,307,452
Eversource Energy	72,200	4,254,024
NextEra Energy, Inc.	1,700	277,661
Red Electrica Corp. SA (Spain)	112,254	2,317,197
Westar Energy, Inc.	34,347	1,806,309

		12,962,643

	Shares	Value
COMMON STOCKS (Continued)
Electrical Components & Equipment — 1.5%
ABB Ltd. (Switzerland)	96,189	$2,287,201
Hubbell, Inc.	8,500	1,035,130
Legrand SA (France)	32,309	2,534,989
SGL Carbon SE (Germany)*(a)	92,860	1,310,617

		7,167,937

Fertilizers & Agricultural Chemicals — 2.4%
CF Industries Holdings, Inc.	132,221	4,988,698
Nutrien Ltd. (Canada)	63,879	3,018,922
Yara International ASA (Norway)	84,524	3,611,719

		11,619,339

Gas Utilities — 2.3%
Atmos Energy Corp.	102,178	8,607,475
Italgas SpA (Italy)	419,234	2,505,068

		11,112,543

Gold — 2.9%
Centamin PLC (United Kingdom)	734,742	1,593,047
Evolution Mining Ltd. (Australia)	896,922	2,102,869
Franco-Nevada Corp. (Canada)	25,000	1,705,670
Kirkland Lake Gold Ltd. (Canada)	159,651	2,474,662
New Gold, Inc. (Canada)*	434,600	1,121,268
Osisko Gold Royalties Ltd. (Canada)	158,300	1,528,507
Randgold Resources Ltd. (United Kingdom)	42,688	3,546,342

		14,072,365

Heavy Electrical Equipment — 0.4%
Siemens Gamesa Renewable Energy SA (Spain)(a)	70,531	1,133,642
Vestas Wind Systems A/S (Denmark)	13,399	958,725

		2,092,367

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	21,600	2,255,256

Industrial Gases — 3.9%
Air Products & Chemicals, Inc.	84,347	13,413,703
Praxair, Inc.	39,800	5,743,140

		19,156,843

Industrial Machinery — 2.0%
Krones AG (Germany)(a)	14,117	1,901,862
Mueller Water Products, Inc. (Class A Stock)	127,800	1,389,186
Pentair PLC (United Kingdom)	58,100	3,958,353
Sandvik AB (Sweden)	137,563	2,520,322

		9,769,723

Integrated Oil & Gas — 14.7%
BP PLC (United Kingdom)	1,254,527	8,461,895
Chevron Corp.	42,520	4,848,981
Exxon Mobil Corp.	166,607	12,430,548
Galp Energia SGPS SA (Portugal)	293,567	5,536,299
Occidental Petroleum Corp.	193,238	12,552,740
Suncor Energy, Inc. (Canada)	125,100	4,320,954
TOTAL SA (France)	412,994	23,672,711

		71,824,128

Metal & Glass Containers — 1.8%
Ball Corp.	160,100	6,357,571

A1368

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metal & Glass Containers (cont’d.)
Vidrala SA (Spain)	20,991	$2,364,478

		8,722,049

Multi-Utilities — 2.2%
CMS Energy Corp.	51,300	2,323,377
DTE Energy Co.	6,700	699,480
NiSource, Inc.(a)	226,004	5,403,756
Sempra Energy(a)	22,740	2,529,143

		10,955,756

Oil & Gas Equipment & Services — 5.3%
Baker Hughes a GE Co.(a)	169,300	4,701,461
C&J Energy Services, Inc.*	76,900	1,985,558
Dril-Quip, Inc.*(a)	46,100	2,065,280
Frank’s International NV(a)	137,100	744,453
Halliburton Co.	56,500	2,652,110
Helix Energy Solutions Group, Inc.*	151,777	878,789
Schlumberger Ltd.	33,069	2,142,210
Solaris Oilfield Infrastructure, Inc. (Class A Stock)*(a)	34,600	572,976
Subsea 7 SA (United Kingdom)	260,941	3,358,742
TechnipFMC PLC (United Kingdom)	82,900	2,441,405
Tenaris SA (Luxembourg)	261,748	4,524,601

		26,067,585

Oil & Gas Exploration & Production — 19.8%
Advantage Oil & Gas Ltd. (Canada)*	534,976	1,582,069
ARC Resources Ltd. (Canada)	335,900	3,660,524
Cairn Energy PLC (United Kingdom)*	948,006	2,747,953
Canadian Natural Resources Ltd. (Canada)	195,000	6,136,650
Centennial Resource Development, Inc. (Class A Stock)*(a)	254,120	4,663,102
Cimarex Energy Co.	22,763	2,128,341
Concho Resources, Inc.*	67,570	10,157,798
ConocoPhillips	8,800	521,752
Continental Resources, Inc.*	56,100	3,307,095
Crew Energy, Inc. (Canada)*	327,090	479,839
Devon Energy Corp.	73,665	2,341,810
Diamondback Energy, Inc.*	64,977	8,220,890
Encana Corp. (Canada)	302,200	3,324,200
Energen Corp.*	32,500	2,042,950
EOG Resources, Inc.	134,620	14,171,447
Jagged Peak Energy, Inc.*(a)	189,196	2,673,339
Kelt Exploration Ltd. (Canada)*	351,800	1,878,670
Kosmos Energy Ltd. (Ghana)*(a)	644,327	4,059,260
Lundin Petroleum AB (Sweden)*	105,251	2,658,944
Matador Resources Co.*(a)	73,000	2,183,430
Noble Energy, Inc.	85,200	2,581,560
Peyto Exploration & Development Corp. (Canada)(a)	167,600	1,404,960
Pioneer Natural Resources Co.	23,608	4,055,382
RSP Permian, Inc.*	118,200	5,541,216
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	345,155	4,286,475

		96,809,656

Oil & Gas Refining & Marketing — 3.6%
Andeavor	98,642	9,919,440
Marathon Petroleum Corp.	73,256	5,355,746

Shares		Value
COMMON STOCKS (Continued)
Oil & Gas Refining & Marketing (cont’d.)
Valero Energy Corp.	24,100	$2,235,757

		17,510,943

Oil & Gas Storage & Transportation — 4.0%
Gibson Energy, Inc. (Canada)(a)	111,200	1,433,641
Koninklijke Vopak NV (Netherlands)	87,269	4,284,914
Plains GP Holdings LP (Class A Stock)*(a)	122,300	2,660,025
TransCanada Corp. (Canada)(a)	268,300	11,083,473

		19,462,053

Packaged Foods & Meats — 0.6%
Cal-Maine Foods, Inc.*(a)	67,126	2,933,406

Paper Packaging — 0.8%
Graphic Packaging Holding Co.	101,000	1,550,350
Orora Ltd. (Australia)	986,886	2,521,321

		4,071,671

Paper Products — 0.5%
Mondi PLC (South Africa)	91,710	2,464,985

Research & Consulting Services — 0.4%
ALS Ltd. (Australia)	347,668	2,000,724

Specialty Chemicals — 8.4%
Akzo Nobel NV (Netherlands)	45,892	4,336,015
Croda International PLC (United Kingdom)	66,074	4,244,674
GCP Applied Technologies, Inc.*	54,200	1,574,510
Johnson Matthey PLC (United Kingdom)	30,294	1,292,376
Koninklijke DSM NV (Netherlands)	36,662	3,644,094
PPG Industries, Inc.	50,900	5,680,440
RPM International, Inc.	124,900	5,953,983
Sherwin-Williams Co. (The)	15,500	6,077,860
Symrise AG (Germany)	34,895	2,809,730
Umicore SA (Belgium)	50,433	2,671,701
Victrex PLC (United Kingdom)	73,667	2,656,058

		40,941,441

Steel — 0.5%
Steel Dynamics, Inc.	58,200	2,573,604

TOTAL COMMON STOCKS (cost $453,901,408)		475,006,517

PREFERRED STOCKS — 2.0%
Electric Utilities — 0.8%
NextEra Energy, Inc., CVT, (PRFC), 6.123%(a)	70,414	4,060,071

Household Products — 0.5%
Henkel AG & Co. KGaA (Germany) (PRFC) .	17,491	2,299,248

Multi-Utilities — 0.7%
DTE Energy Co., CVT, (PRFC), 6.500%	36,550	1,903,890
Sempra Energy, CVT, (PRFC), 6.000%	15,216	1,557,662

		3,461,552

TOTAL PREFERRED STOCKS (cost $9,303,757)		9,820,871

TOTAL LONG-TERM INVESTMENTS (cost $463,205,165)		484,827,388

A1369

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 10.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,978,833	$2,978,833
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $47,322,872; includes $47,249,363 of cash collateral for securities on loan)(b)(w)	47,322,016	47,317,284

TOTAL SHORT-TERM INVESTMENTS (cost $50,301,705)		50,296,117

Value
TOTAL INVESTMENTS — 109.3% (cost $513,506,870)	$535,123,505
Liabilities in excess of other assets — (9.3)%	(45,655,910)

NET ASSETS — 100.0%	$489,467,595

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,931,850; cash collateral of $47,249,363 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Agricultural & Farm Machinery	$2,542,120	$—	$—
Agricultural Products	2,565,717	—	—
Aluminum	—	2,537,010	—
Biotechnology	283,392	—	—
Commodity Chemicals	3,477,906	—	—
Construction & Engineering	3,569,965	—	—
Construction Materials	10,979,597	—	—
Copper	11,547,775	2,462,826	—
Diversified Chemicals	7,644,563	7,236,347	—
Diversified Financial Services	1,322,336	—	—
Diversified Metals & Mining	4,647,104	17,642,842	—
Electric Utilities	10,645,446	2,317,197	—
Electrical Components & Equipment	1,035,130	6,132,807	—
Fertilizers & Agricultural Chemicals	8,007,620	3,611,719	—
Gas Utilities	8,607,475	2,505,068	—
Gold	6,830,107	7,242,258	—
Heavy Electrical Equipment	—	2,092,367	—
Industrial Conglomerates	2,255,256	—	—
Industrial Gases	19,156,843	—	—
Industrial Machinery	5,347,539	4,422,184	—
Integrated Oil & Gas	34,153,223	37,670,905	—
Metal & Glass Containers	6,357,571	2,364,478	—
Multi-Utilities	10,955,756	—	—
Oil & Gas Equipment & Services	18,184,242	7,883,343	—
Oil & Gas Exploration & Production	91,402,759	5,406,897	—
Oil & Gas Refining & Marketing	17,510,943	—	—
Oil & Gas Storage & Transportation	15,177,139	4,284,914	—
Packaged Foods & Meats	2,933,406	—	—

A1370

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Paper Packaging	$1,550,350	$2,521,321	$—
Paper Products	—	2,464,985	—
Research & Consulting Services	—	2,000,724	—
Specialty Chemicals	19,286,793	21,654,648	—
Steel	2,573,604	—	—
Preferred Stocks
Electric Utilities	4,060,071	—	—
Household Products	—	2,299,248	—
Multi-Utilities	3,461,552	—	—
Affiliated Mutual Funds	50,296,117	—	—

Total	$388,369,417	$146,754,088	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1371

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 60.7%
SOVEREIGN BONDS — 57.0%
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
24.949%(c)	04/03/22	ARS	5,730	$291,489
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	112,030	5,475,951
16.000%	10/17/23	ARS	32,751	1,579,193
21.200%	09/19/18	ARS	7,538	369,221
Unsec’d. Notes
18.200%	10/03/21	ARS	89,461	4,450,097
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Unsec’d. Notes
3.750%	02/08/19	ARS	5,255	263,125
Brazil Notas do Tesouro Nacional (Brazil),
Series B, Notes
6.000%	05/15/19	BRL	810	783,443
6.000%	08/15/22	BRL	3,961	3,951,602
6.000%	05/15/23	BRL	6,633	6,631,033
6.000%	08/15/24	BRL	170	171,846
Series F, Notes
10.000%	01/01/19	BRL	5,970	1,855,740
10.000%	01/01/21	BRL	3,930	1,248,354
10.000%	01/01/23	BRL	47,763	15,082,536
10.000%	01/01/25	BRL	37,849	11,855,411
10.000%	01/01/27	BRL	6,693	2,083,310
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	12,394
7.750%	04/14/21	COP	245,000	92,088
9.850%	06/28/27	COP	59,000	26,549
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	4,648,800	1,603,793
7.000%	09/11/19	COP	412,000	152,101
7.000%	05/04/22	COP	1,048,000	393,589
7.000%	06/30/32	COP	674,000	243,525
7.500%	08/26/26	COP	8,710,500	3,343,784
7.750%	09/18/30	COP	15,816,700	6,163,631
10.000%	07/24/24	COP	4,494,000	1,931,735
11.000%	07/24/20	COP	903,000	363,563
11.250%	10/24/18	COP	529,000	196,403
Notes
5.000%	11/21/18	COP	278,000	99,926
Ghana Government Bond (Ghana),
Bonds
16.500%	02/06/23	GHC	2,220	510,870
17.600%	11/28/22	GHC	50	11,860
18.250%	07/25/22	GHC	23,550	5,694,492
19.750%	03/15/32	GHC	265	66,880
Ghana U.S. Treasury Notes (Ghana),
Notes
17.180%	01/06/20	GHC	50	11,446
21.000%	01/07/19	GHC	120	28,011
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	3,339,019
7.000%	05/15/22	IDR	121,498,000	9,143,568

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
8.375%	03/15/24	IDR	66,672,000	$5,290,878
8.375%	09/15/26	IDR	91,314,000	7,320,707
8.375%	03/15/34	IDR	47,530,000	3,745,782
8.750%	05/15/31	IDR	34,700,000	2,844,304
9.000%	03/15/29	IDR	17,887,000	1,486,759
10.250%	07/15/22	IDR	14,584,000	1,206,465
10.500%	08/15/30	IDR	2,810,000	258,746
12.800%	06/15/21	IDR	8,277,000	716,687
12.900%	06/15/22	IDR	909,000	81,600
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.250%	12/10/19	KRW	950,000	879,022
1.750%	12/10/18	KRW	4,570,000	4,286,368
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN	354,370	19,356,828
6.500%	06/10/21	MXN	112,510	6,061,059
8.000%	06/11/20	MXN	98,130	5,483,135
8.500%	12/13/18	MXN	36,180	1,999,811
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN	328,930	17,416,825
Mexican Udibonos (Mexico),
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	2,552,654
Philippine Government Bond (Philippines),
Sr. Unsec’d. Notes
3.875%	11/22/19	PHP	719,810	13,722,239
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.875%	06/13/19	THB	465,870	15,359,393
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
3.308%(s)	05/31/40		7,576	5,275,275

TOTAL SOVEREIGN BONDS (cost $197,891,765)				204,866,115

FOREIGN BONDS — 3.7%
Argentina — 0.8%
Letras del Banco Central de la Republica Argentina,
Bills
25.100%^(s)	10/17/18	ARS	6,193	270,064
25.119%(s)	09/19/18	ARS	18,516	813,776
25.270%(s)	08/15/18	ARS	5,201	233,618
26.499%(s)	07/18/18	ARS	19,938	910,499
26.830%(s)	06/21/18	ARS	12,743	592,156

				2,820,113

South Korea — 2.9%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.610%	10/08/18	KRW	3,120,000	2,925,637
1.720%	12/02/18	KRW	450,000	421,968
2.060%	12/02/19	KRW	7,540,000	7,068,535

				10,416,140

Thailand — 0.0%
Bank of Thailand Bond,
Sr. Unsec’d. Notes
1.490%	08/28/19	THB	3,590	114,872

A1372

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Thailand (cont’d.)
1.590%	02/20/19	THB	4,000	$128,157

				243,029

TOTAL FOREIGN BONDS (cost $13,539,620)				13,479,282

TOTAL LONG-TERM INVESTMENTS (cost $211,431,385)				218,345,397

SHORT-TERM INVESTMENTS — 27.1%

FOREIGN TREASURY BILLS(n) — 6.0%
Brazil Letras do Tesouro Nacional (Brazil)
10.833%	07/01/21	BRL	7,340	1,720,161
11.849%	07/01/20	BRL	2,170	558,566
Mexico Cetes (Mexico)
—%(p)	07/05/18	MXN	153,808	829,523
—%(p)	12/06/18	MXN	130,737	682,766
7.141%	04/12/18	MXN	1,349,655	7,408,552
7.189%	04/26/18	MXN	480,266	2,628,677
7.190%	05/10/18	MXN	360,671	1,968,335
7.219%	08/16/18	MXN	536,652	2,868,432
7.270%	10/11/18	MXN	224,852	1,187,894
7.333%	06/21/18	MXN	313,330	1,694,860

TOTAL FOREIGN TREASURY BILLS (cost $20,664,693)				21,547,766

U.S. GOVERNMENT AGENCY OBLIGATION(n) —14.0%
Federal Home Loan Bank
1.400%	04/02/18		50,250	50,249,999

(cost $50,250,000)
U.S. TREASURY OBLIGATIONS(n) — 7.1%
U.S. Treasury Bills
1.552%	04/05/18		14,000	13,998,103

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
1.887%	09/13/18	1,974	$1,957,284
1.934%	09/20/18	2,138	2,118,946
1.983%	01/31/19	2,196	2,159,147
2.047%	02/28/19	3,237	3,177,818
U.S. Treasury Notes
1.500%	08/31/18	1,069	1,067,246
2.750%	02/15/19	1,036	1,041,625

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,519,682)			25,520,169

TOTAL SHORT-TERM INVESTMENTS (cost $96,434,375)			97,317,934

TOTAL INVESTMENTS — 87.8% (cost $307,865,760)			315,663,331
Other assets in excess of liabilities(z) — 12.2%			43,969,325

NET ASSETS — 100.0%			$359,632,656

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $270,064 and 0.1% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Indian Rupee,
Expiring 04/11/18	JPMorgan Chase	INR	340,557	$5,321,203	$5,213,043	$ —	$ (108,160)
Expiring 04/19/18	JPMorgan Chase	INR	535,016	8,289,676	8,181,518	—	(108,158)
Expiring 04/23/18	JPMorgan Chase	INR	92,073	1,431,372	1,407,287	—	(24,085)
Expiring 05/24/18	JPMorgan Chase	INR	577,721	8,714,401	8,796,709	82,308	—
Expiring 05/31/18	Deutsche Bank AG	INR	350,634	5,340,350	5,334,545	—	(5,805)
Expiring 08/06/18	JPMorgan Chase	INR	402,975	6,212,515	6,085,263	—	(127,252)
South Korean Won,
Expiring 04/16/18	Citigroup Global Markets	KRW	1,868,000	1,754,182	1,753,596	—	(586)
Expiring 05/15/18	Citigroup Global Markets	KRW	1,532,000	1,439,736	1,439,687	—	(49)
Expiring 05/15/18	Citigroup Global Markets	KRW	965,000	900,649	906,853	6,204	—
Expiring 05/21/18	Citigroup Global Markets	KRW	2,144,000	2,001,400	2,015,265	13,865	—
Expiring 05/31/18	Deutsche Bank AG	KRW	8,155,000	7,625,771	7,668,149	42,378	—

A1373

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 05/31/18	Deutsche Bank AG	KRW	700,000	$655,296	$658,211	$ 2,915	$ —
Expiring 05/31/18	Deutsche Bank AG	KRW	600,000	561,272	564,180	2,908	—

				$50,247,823	$50,024,306	150,578	(374,095)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/09/18	Citigroup Global Markets	AUD	114	$89,131	$87,674	$ 1,457	$ —
Expiring 05/09/18	Citigroup Global Markets	AUD	114	89,135	87,676	1,459	—
Expiring 05/15/18	JPMorgan Chase	AUD	6,247	4,767,672	4,797,880	—	(30,208)
Expiring 05/22/18	Citigroup Global Markets	AUD	2,440	1,925,380	1,874,173	51,207	—
Expiring 06/12/18	JPMorgan Chase	AUD	4,281	3,355,876	3,288,611	67,265	—
Expiring 06/13/18	Citigroup Global Markets	AUD	3,429	2,688,130	2,634,131	53,999	—
Expiring 06/15/18	JPMorgan Chase	AUD	6,247	4,930,425	4,798,576	131,849	—
Expiring 06/18/18	JPMorgan Chase	AUD	380	298,860	291,923	6,937	—
Expiring 06/20/18	JPMorgan Chase	AUD	21,859	17,235,603	16,792,667	442,936	—
Euro,
Expiring 04/09/18	Bank of America	EUR	26,380	32,006,593	32,484,645	—	(478,052)
Expiring 04/09/18	JPMorgan Chase	EUR	3,035	3,688,557	3,737,335	—	(48,778)
Expiring 04/10/18	Hong Kong & Shanghai Bank	EUR	2,191	2,637,400	2,697,684	—	(60,284)
Expiring 04/10/18	JPMorgan Chase	EUR	2,787	3,353,263	3,432,189	—	(78,926)
Expiring 04/11/18	JPMorgan Chase	EUR	3,734	4,479,024	4,598,338	—	(119,314)
Expiring 04/12/18	Deutsche Bank AG	EUR	2,053	2,469,578	2,528,011	—	(58,433)
Expiring 04/12/18	JPMorgan Chase	EUR	3,418	4,241,960	4,209,998	31,962	—
Expiring 04/17/18	Bank of America	EUR	7,355	8,974,169	9,061,778	—	(87,609)
Expiring 04/30/18	Citigroup Global Markets	EUR	5,330	6,625,296	6,572,733	52,563	—
Expiring 05/02/18	Hong Kong & Shanghai Bank	EUR	5,863	7,356,441	7,231,717	124,724	—
Expiring 05/07/18	Citigroup Global Markets	EUR	744	929,530	918,140	11,390	—
Expiring 05/07/18	Deutsche Bank AG	EUR	3,720	4,648,029	4,590,084	57,945	—
Expiring 05/09/18	Deutsche Bank AG	EUR	13,408	16,562,971	16,546,482	16,489	—
Expiring 05/14/18	JPMorgan Chase	EUR	3,418	4,251,439	4,219,760	31,679	—
Expiring 05/15/18	Deutsche Bank AG	EUR	3,666	4,558,529	4,525,652	32,877	—
Expiring 05/21/18	UBS AG	EUR	3,925	4,924,787	4,847,617	77,170	—
Expiring 05/31/18	Deutsche Bank AG	EUR	2,424	3,002,700	2,996,881	5,819	—
Expiring 05/31/18	Goldman Sachs & Co.	EUR	544	673,522	671,832	1,690	—
Expiring 06/07/18	Goldman Sachs & Co.	EUR	4,160	5,161,770	5,145,331	16,439	—
Expiring 06/12/18	JPMorgan Chase	EUR	3,418	4,260,035	4,229,523	30,512	—
Expiring 06/13/18	Deutsche Bank AG	EUR	2,053	2,545,767	2,539,952	5,815	—
Expiring 06/20/18	UBS AG	EUR	3,925	4,871,746	4,859,646	12,100	—
Expiring 06/29/18	Deutsche Bank AG	EUR	2,424	3,026,810	3,003,097	23,713	—
Expiring 06/29/18	Goldman Sachs & Co.	EUR	544	678,777	673,489	5,288	—
Japanese Yen,
Expiring 04/06/18	JPMorgan Chase	JPY	610,900	5,470,999	5,744,157	—	(273,158)
Expiring 04/11/18	Barclays Capital Group	JPY	215,933	1,935,269	2,031,011	—	(95,742)
Expiring 04/11/18	Hong Kong & Shanghai Bank	JPY	607,600	5,439,570	5,714,924	—	(275,354)
Expiring 04/13/18	Deutsche Bank AG	JPY	303,400	2,794,536	2,854,059	—	(59,523)
Expiring 05/09/18	JPMorgan Chase	JPY	505,988	4,473,220	4,767,881	—	(294,661)
Expiring 05/16/18	JPMorgan Chase	JPY	562,155	5,007,126	5,299,683	—	(292,557)
Expiring 05/18/18	Bank of America	JPY	327,434	2,939,002	3,087,290	—	(148,288)
Expiring 05/18/18	Citigroup Global Markets	JPY	163,729	1,468,727	1,543,754	—	(75,027)

A1374

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/21/18	Bank of America	JPY	326,957	$2,978,087	$3,083,424	$ —	$ (105,337)
Expiring 05/21/18	Citigroup Global Markets	JPY	163,729	1,463,522	1,544,072	—	(80,550)
Expiring 05/21/18	Hong Kong & Shanghai Bank	JPY	328,108	2,995,054	3,094,283	—	(99,229)
Expiring 05/22/18	Bank of America	JPY	327,845	3,004,445	3,092,014	—	(87,569)
Expiring 06/05/18	JPMorgan Chase	JPY	1,091,053	9,787,863	10,300,302	—	(512,439)
Expiring 06/08/18	Citigroup Global Markets	JPY	172,800	1,555,818	1,631,708	—	(75,890)
Expiring 06/11/18	Hong Kong & Shanghai Bank	JPY	129,400	1,160,356	1,222,159	—	(61,803)
Expiring 06/12/18	Citigroup Global Markets	JPY	339,920	3,027,458	3,210,713	—	(183,255)
Expiring 06/13/18	Deutsche Bank AG	JPY	81,300	765,227	767,975	—	(2,748)
Expiring 06/13/18	Hong Kong & Shanghai Bank	JPY	245,410	2,187,450	2,318,189	—	(130,739)
Expiring 06/13/18	JPMorgan Chase	JPY	227,370	2,026,949	2,147,778	—	(120,829)
Expiring 06/15/18	JPMorgan Chase	JPY	95,900	856,632	906,020	—	(49,388)
Expiring 06/18/18	Hong Kong & Shanghai Bank	JPY	322,540	3,004,565	3,047,880	—	(43,315)
Expiring 06/19/18	Barclays Capital Group	JPY	140,390	1,331,740	1,326,728	5,012	—
Expiring 06/20/18	Citigroup Global Markets	JPY	219,010	2,005,035	2,069,861	—	(64,826)
Expiring 07/17/18	Barclays Capital Group	JPY	655,550	5,945,600	6,207,896	—	(262,296)
Expiring 07/30/18	JPMorgan Chase	JPY	71,800	667,420	680,581	—	(13,161)
Expiring 08/08/18	JPMorgan Chase	JPY	319,300	2,949,694	3,028,608	—	(78,914)
Expiring 08/08/18	Standard Chartered PLC	JPY	319,400	2,957,325	3,029,556	—	(72,231)
Expiring 08/09/18	Barclays Capital Group	JPY	319,440	2,952,856	3,030,159	—	(77,303)
Expiring 08/16/18	JPMorgan Chase	JPY	560,067	5,279,965	5,315,461	—	(35,496)
Expiring 09/11/18	Hong Kong & Shanghai Bank	JPY	129,400	1,167,333	1,230,470	—	(63,137)
Expiring 01/11/19	Barclays Capital Group	JPY	230,430	2,094,971	2,212,791	—	(117,820)
Expiring 01/11/19	Goldman Sachs & Co.	JPY	99,910	908,025	959,423	—	(51,398)
Expiring 01/11/19	JPMorgan Chase	JPY	610,900	5,550,533	5,866,394	—	(315,861)
Expiring 01/16/19	JPMorgan Chase	JPY	226,190	2,078,952	2,172,960	—	(94,008)
Expiring 01/25/19	Citigroup Global Markets	JPY	133,855	1,242,758	1,286,863	—	(44,105)
Expiring 01/25/19	JPMorgan Chase	JPY	206,000	1,910,964	1,980,456	—	(69,492)
Expiring 02/12/19	JPMorgan Chase	JPY	320,140	3,000,487	3,082,318	—	(81,831)
South Korean Won,
Expiring 04/16/18	Citigroup Global Markets	KRW	1,868,000	1,746,529	1,753,596	—	(7,067)
Expiring 05/15/18	Citigroup Global Markets	KRW	2,497,000	2,242,882	2,346,540	—	(103,658)
Expiring 05/21/18	Citigroup Global Markets	KRW	3,440,000	3,189,763	3,233,447	—	(43,684)
Expiring 05/31/18	Deutsche Bank AG	KRW	21,252,000	19,738,089	19,983,263	—	(245,174)
Expiring 06/07/18	Goldman Sachs & Co.	KRW	2,198,000	2,034,903	2,067,279	—	(32,376)
Expiring 06/20/18	Citigroup Global Markets	KRW	1,245,000	1,170,443	1,171,482	—	(1,039)

				$307,817,047	$312,420,633	1,300,296	(5,903,882)

						$1,450,874	$(6,277,977)

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
4,768	01/27/25	1.973%(S)	3 Month LIBOR(1)(Q)	$ —	$223,212	$223,212
2,980	01/29/25	1.937%(S)	3 Month LIBOR(1)(Q)	—	146,489	146,489
2,520	01/30/25	1.942%(S)	3 Month LIBOR(1)(Q)	—	123,294	123,294
3,980	02/03/25	1.817%(S)	3 Month LIBOR(1)(Q)	—	227,305	227,305

A1375

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
1,350	03/27/25	1.978%(S)	3 Month LIBOR(1)(Q)	$—	$65,370	$65,370
1,350	03/27/25	1.985%(S)	3 Month LIBOR(1)(Q)	—	64,735	64,735
14,690	07/02/25	2.449%(S)	3 Month LIBOR(1)(Q)	—	252,372	252,372
8,150	03/31/44	3.489%(S)	3 Month LIBOR(1)(Q)	—	(1,053,711)	(1,053,711)
11,800	11/19/46	2.378%(S)	3 Month LIBOR(1)(Q)	—	1,015,127	1,015,127
3,500	03/13/47	2.794%(S)	3 Month LIBOR(1)(Q)	—	23,241	23,241
1,800	04/16/47	2.537%(S)	3 Month LIBOR(1)(Q)	—	94,148	94,148
9,100	07/29/47	2.587%(S)	3 Month LIBOR(1)(Q)	—	441,905	441,905
4,344	02/20/48	2.980%(S)	3 Month LIBOR(1)(Q)	—	(151,593)	(151,593)
4,344	02/22/48	3.002%(S)	3 Month LIBOR(1)(Q)	—	(171,860)	(171,860)
4,344	02/23/48	3.019%(S)	3 Month LIBOR(1)(Q)	—	(187,472)	(187,472)

				$—	$1,112,562	$1,112,562

Cash of $1,726,129 and $4,865,677 has been segregated with Citigroup Global Markets and JPMorgan Chase, respectively, to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)  Portfolio pays the fixed rate and receives the floating rate.

(2)  Portfolio pays the floating rate and receives the fixed rate.

A1376

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Sovereign Bonds	$—	$204,866,115	$—
Foreign Bonds	—	13,209,218	270,064
Foreign Treasury Bills	—	21,547,766	—
Short-Term - U.S. Government Agency Obligation	—	50,249,999	—
U.S. Treasury Obligations	—	25,520,169	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(4,827,103)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,112,562	—

Total	$—	$311,678,726	$270,064

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2018 were as follows:

Sovereign Bonds	57.0%
U.S. Government Agency Obligation	14.0

U.S. Treasury Obligations	7.1%
Foreign Treasury Bills	6.0
Foreign Bonds	3.7

87.8
Other assets in excess of liabilities	12.2

100.0%

A1377

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Aerospace & Defense — 4.2%
TransDigm Group, Inc.(a)	53,610	$16,455,053

Airlines — 1.6%
Alaska Air Group, Inc.	98,800	6,121,648

Auto Components — 4.0%
Dana, Inc.	373,000	9,608,480
Delphi Technologies PLC	127,133	6,057,887

		15,666,367

Banks — 6.8%
CIT Group, Inc.	125,400	6,458,100
Cullen/Frost Bankers, Inc.	50,592	5,366,293
Fifth Third Bancorp	179,600	5,702,300
Pinnacle Financial Partners, Inc.	25,870	1,660,854
Signature Bank*	51,613	7,326,465

		26,514,012

Chemicals — 4.7%
Ashland Global Holdings, Inc.	134,253	9,369,517
Eastman Chemical Co.	83,200	8,784,256

		18,153,773

Commercial Services & Supplies — 2.8%
Republic Services, Inc.(a)	164,500	10,894,835

Consumer Finance — 4.0%
Ally Financial, Inc.	581,224	15,780,232

Containers & Packaging — 4.2%
Owens-Illinois, Inc.*	363,200	7,866,912
Packaging Corp. of America	76,454	8,616,366

		16,483,278

Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.*(a)	122,200	5,810,610

Electric Utilities — 6.8%
Great Plains Energy, Inc.	468,625	14,897,589
Pinnacle West Capital Corp.	145,855	11,639,229

		26,536,818

Electronic Equipment, Instruments & Components — 2.5%
Keysight Technologies, Inc.*	188,546	9,877,925

Energy Equipment & Services — 2.0%
Weatherford International PLC*(a)	3,393,600	7,771,344

Equity Real Estate Investment Trusts (REITs) — 8.8%
AvalonBay Communities, Inc.	47,104	7,746,724
EPR Properties	187,020	10,360,908
Lamar Advertising Co. (Class A Stock)(a)	161,630	10,289,366
MGM Growth Properties LLC (Class A Stock)(a)	230,840	6,126,494

		34,523,492

Gas Utilities — 1.8%
UGI Corp.	157,416	6,992,419

Health Care Equipment & Supplies — 3.4%
Zimmer Biomet Holdings, Inc.	122,700	13,379,208

Health Care Providers & Services — 6.9%
MEDNAX, Inc.*	171,600	9,546,108
Universal Health Services, Inc. (Class B Stock)	145,200	17,193,132

		26,739,240

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 3.1%
Wyndham Worldwide Corp.	107,300	$12,278,339

Household Durables — 2.0%
D.R. Horton, Inc.	178,544	7,827,369

Insurance — 4.6%
Assurant, Inc.	59,487	5,437,707
FNF Group	313,900	12,562,278

		17,999,985

IT Services — 1.9%
Alliance Data Systems Corp.	35,600	7,577,816

Machinery — 3.1%
Dover Corp.	121,500	11,933,730

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
MFA Financial, Inc.	647,800	4,877,934

Oil, Gas & Consumable Fuels — 7.3%
EQT Corp.	337,174	16,019,137
Murphy Oil Corp.(a)	483,285	12,488,084

		28,507,221

Semiconductors & Semiconductor Equipment — 3.0%
Marvell Technology Group Ltd. (Bermuda)(a)	560,700	11,774,700

Specialty Retail — 1.1%
Aaron’s, Inc.	90,105	4,198,893

Trading Companies & Distributors — 2.6%
AerCap Holdings NV (Ireland)*	200,231	10,155,716

TOTAL LONG-TERM INVESTMENTS (cost $327,660,149)		374,831,957

SHORT-TERM INVESTMENTS — 17.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	8,234,241	8,234,241
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $61,554,222; includes $61,469,859 of cash collateral for securities on loan)(b)(w)	61,553,689	61,547,534

TOTAL SHORT-TERM INVESTMENTS (cost $69,788,463)		69,781,775

TOTAL INVESTMENTS — 113.9% (cost $397,448,612)		444,613,732
Liabilities in excess of other assets — (13.9)%		(54,162,773)

NET ASSETS — 100.0%		$390,450,959

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,311,544; cash collateral of $61,469,859 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A1378

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,455,053	$—	$—
Airlines	6,121,648	—	—
Auto Components	15,666,367	—	—
Banks	26,514,012	—	—
Chemicals	18,153,773	—	—
Commercial Services & Supplies	10,894,835	—	—
Consumer Finance	15,780,232	—	—
Containers & Packaging	16,483,278	—	—
Diversified Consumer Services	5,810,610	—	—
Electric Utilities	26,536,818	—	—
Electronic Equipment, Instruments & Components	9,877,925	—	—
Energy Equipment & Services	7,771,344	—	—
Equity Real Estate Investment Trusts (REITs)	34,523,492	—	—
Gas Utilities	6,992,419	—	—
Health Care Equipment & Supplies	13,379,208	—	—
Health Care Providers & Services	26,739,240	—	—
Hotels, Restaurants & Leisure	12,278,339	—	—
Household Durables	7,827,369	—	—
Insurance	17,999,985	—	—
IT Services	7,577,816	—	—
Machinery	11,933,730	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,877,934	—	—
Oil, Gas & Consumable Fuels	28,507,221	—	—
Semiconductors & Semiconductor Equipment	11,774,700	—	—
Specialty Retail	4,198,893	—	—
Trading Companies & Distributors	10,155,716	—	—
Affiliated Mutual Funds	69,781,775	—	—

Total	$444,613,732	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1379

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.3%
ASSET-BACKED SECURITIES — 1.3%
Automobiles — 1.3%
ARI Fleet Lease Trust 2018-A,
Series 2018-A, Class A2, 144A
2.550%	10/15/26	1,200	$1,194,958
Series 2018-A, Class A3, 144A
2.840%	10/15/26	1,357	1,352,059
Capital Auto Receivables Asset Trust 2018-1,
Series 2018-1, Class A2B, 144A
-(p)	10/20/20	10,125	10,124,995
Enterprise Fleet Financing LLC,
Series 1, Class A2, 144A^
2.870%	10/20/23	3,220	3,219,672
Series 2015-2, Class A2, 144A
1.590%	02/22/21	55	55,111
Series 2018-1, Class A3, 144A^
3.100%	10/20/23	4,455	4,454,596
First Investors Auto Owner Trust,
Series 2016-2A, Class A1, 144A
1.530%	11/16/20	529	527,085
Ford Credit Floorplan Master Owner Trust,
Series 2016-4, Class A, 1 Month LIBOR + 0.530%
2.307%(c)	07/15/20	4,120	4,125,513
Westlake Automobile Receivables Trust,
Series 2016-2A, Class B, 144A
2.300%	11/15/19	930	929,666
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	645	641,533

			26,625,188

Equipment — 0.0%
Kubota Credit Owner Trust,
Series 2016-1A, Class A2, 144A
1.250%	04/15/19	310	309,697

TOTAL ASSET-BACKED SECURITIES (cost $26,944,552)			26,934,885

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
BANK,
Series 2017-BNK9, Class XA, IO
0.825%(cc)	11/15/54	1,812	111,353
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	720	726,560
BBCMS Mortgage TRUST 2017-C1, IO
Series 2017-C1, Class XA
1.521%(cc)	02/15/50	1,368	137,878
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3
3.839%	12/10/54	570	577,825
Series 2017-C8, Class A4
3.572%	06/15/50	580	577,179
Series 2016-C3, Class A3
3.865%	01/10/48	605	614,550

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class XA, IO
1.042%(cc)	07/10/47	3,336	$168,684
Comm 2013-CCRE13 Mortgage Trust,
Series 2013-CR13, Class A4
4.194%(cc)	11/10/46	225	235,268
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14, Class XA, IO
0.780%(cc)	02/10/47	5,975	146,643
Commercial Mortgage Trust,
Series 2013-CR6, Class A4
3.101%	03/10/46	745	741,138
Series 2015-CR22, Class A5
3.309%	03/10/48	300	297,973
Series 2016-DC2, Class A5
3.765%	02/10/49	285	291,423
Series 2012-CR4, Class A3
2.853%	10/15/45	410	403,340
Series 2012-CR5, Class A4
2.771%	12/10/45	792	776,917
Series 2013-CR7, Class A4
3.213%	03/10/46	535	536,484
Series 2013-CR7, Class XA, IO
1.202%(cc)	03/10/46	2,387	112,608
Series 2013-CR8, Class A5
3.612%(cc)	06/10/46	730	743,291
Series 2013-CR10, Class A4
4.210%(cc)	08/10/46	115	120,326
Series 2013-CR10, Class XA, IO
0.874%(cc)	08/10/46	3,942	111,731
Series 2013-LC6, Class A4
2.941%	01/10/46	892	881,736
Series 2014-UBS2, Class A5
3.961%	03/10/47	905	934,616
Series 2014-UBS4, Class A5
3.694%	08/10/47	850	865,666
Series 2015-3BP, Class A, 144A
3.178%	02/10/35	100	98,521
Series 2015-DC1, Class A5
3.350%	02/10/48	745	738,363
Series 2015-PC1, Class A5
3.902%	07/10/50	673	689,989
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A3
3.544%	11/15/48	770	777,646
Series 2016-C5, Class A5
3.757%	11/15/48	63	63,837
Series 2016-C7, Class A5
3.502%	11/15/49	490	486,615
GS Mortgage Securities Trust,
Series 2014-GC20, Class D, 144A
4.859%(cc)	04/10/47	640	424,614
Series 2014-GC26, Class A5
3.629%	11/10/47	955	967,364
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	700	708,258
Series 2014-C22, Class A4

A1380

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.801%	09/15/47	845	$865,335
Series 2015-C28, Class A3
2.912%	10/15/48	215	209,613
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8,Class A3 2.829%	10/15/45	760	747,270
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4
3.176%	08/15/45	645	645,866
Series 2013-C8, Class A4
3.134%	12/15/48	840	836,573
Series 2013-C10, Class A4
4.082%(cc)	07/15/46	180	186,990
Series 2015-C24, Class A4
3.732%	05/15/48	870	883,816
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	365	360,459
Series 2016-UB12, Class A4
3.596%	12/15/49	765	768,716
Series 2017-H1, Class XA, IO
1.458%(cc)	06/15/50	1,199	109,379
UBS Commercial Mortgage Trust,
Series 2017-C2, Class XA, IO
1.158%(cc)	08/15/50	2,514	195,658
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4
3.091%	08/10/49	785	782,778
Series 2013-C6, Class A4
3.244%	04/10/46	785	789,010
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5
3.405%	12/15/47	970	968,143
Series 2015-C26, Class A4
3.166%	02/15/48	10	9,807
Series 2015-C27, Class A5
3.451%	02/15/48	928	925,902
Series 2015-C29, Class A4
3.637%	06/15/48	480	484,096
Series 2015-SG1, Class A4
3.789%	09/15/48	580	589,433
Series 2016-LC24, Class A4
2.942%	10/15/49	170	162,632
Series 2016-NXS6, Class A4
2.918%	11/15/49	360	343,932
Series 2017-C38, Class A5
3.453%	07/15/50	780	773,571
Wells Fargo Commercial Mortgage Trust 2017-C39, IO
Series 2017-C39, Class XA
1.145%(cc)	09/15/50	1,586	126,891
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.431%	06/15/45	955	963,013
Series 2012-C9, Class A3
2.870%	11/15/45	234	230,339
Series 2012-C10, Class A3
2.875%	12/15/45	605	595,745
Series 2014-C19, Class A5

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
4.101%	03/15/47	165	$171,660
Series 2014-C20, Class A4
3.723%	05/15/47	375	381,566

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,953,046)			29,176,589

CORPORATE BONDS — 35.3%
Belgium — 0.4%
Anheuser-Busch InBev SA/NV,
Gtd. Notes, EMTN
2.000%	12/16/19	EUR 3,300	4,202,513
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.500%	01/12/24	2,475	2,492,370
4.000%	04/13/28	1,665	1,685,325

			8,380,208

Brazil — 0.5%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes
4.000%	04/14/19	9,775	9,839,320

Canada — 0.4%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19	4,525	4,650,810
Emera US Finance LP,
Gtd. Notes
2.150%	06/15/19	1,105	1,091,676
3.550%	06/15/26	1,550	1,480,245
Fortis, Inc.,
Sr. Unsec’d. Notes
2.100%	10/04/21	1,260	1,204,500

			8,427,231

Denmark — 0.4%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.000%	09/08/21	3,095	2,964,508
Sr. Unsec’d. Notes, MTN, 144A
2.800%	03/10/21	2,200	2,172,074
Sub. Notes, EMTN
2.750%	05/19/26	EUR 2,350	3,062,868

			8,199,450

France — 3.0%
AXA SA,
Sub. Notes, EMTN
3.375%	07/06/47	EUR 900	1,162,612
5.125%	07/04/43	EUR 4,810	6,929,091
BNP Paribas SA,
Sr. Unsec’d. Notes, EMTN
1.000%	06/27/24	EUR 2,400	2,939,549
1.500%	11/17/25	EUR 2,050	2,559,220
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22	3,445	3,376,725
3.800%	01/10/24	1,175	1,172,133
Sub. Notes, EMTN

A1381

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France (cont’d.)
2.875%	03/20/26	EUR	1,805	$2,351,870
2.875%	10/01/26	EUR	805	1,066,414
BPCE SA,
Sub. Notes, EMTN
2.750%	11/30/27	EUR	3,900	5,123,444
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
1.375%	05/03/27	EUR	700	866,997
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		3,075	2,937,983
Sub. Notes
2.625%	03/17/27	EUR	1,405	1,825,879
Credit Agricole SA/London,
Sr. Unsec’d. Notes, EMTN
1.875%	12/20/26	EUR	1,000	1,271,836
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.875%	10/02/19	EUR	4,100	5,194,783
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
0.375%	07/10/19	EUR	5,075	6,274,651
1.125%	09/30/19	EUR	5,825	7,286,185
3.000%	05/09/19	GBP	2,275	3,248,236
Societe Generale SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21		4,475	4,368,804

				59,956,412

Germany — 2.3%
BMW US Capital LLC,
Gtd. Notes, 144A
1.850%	09/15/21		2,350	2,253,291
2.000%	04/11/21		2,930	2,824,177
Commerzbank AG,
Sub. Notes, EMTN
4.000%	03/23/26	EUR	1,450	1,986,010
4.000%	03/30/27	EUR	1,075	1,475,168
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		4,725	4,550,341
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.700%	07/13/20		5,105	4,996,826
Sr. Unsec’d. Notes, EMTN
1.500%	01/20/22	EUR	1,500	1,874,217
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		1,023	987,493
Sub. Notes, EMTN
2.750%	02/17/25	EUR	1,455	1,793,962
E.ON SE,
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	2,225	2,745,535
innogy Finance BV,
Gtd. Notes, EMTN
1.875%	01/30/20	EUR	5,650	7,186,208
3.000%	01/17/24	EUR	1,700	2,357,735
Volkswagen International Finance NV,
Gtd. Notes
2.700%	12/31/50	EUR	4,800	5,976,898

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
2.625%	01/15/24	EUR	4,025	$5,382,677

				46,390,538

Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.,
Sr. Unsec’d. Notes
3.625%	10/31/24		2,525	2,514,688

Ireland — 0.1%
AIB Mortgage Bank,
Covered Bonds, EMTN
2.250%	03/26/21	EUR	750	988,782
Bank of Ireland Mortgage Bank,
Covered Bonds
1.750%	03/19/19	EUR	1,275	1,600,399

				2,589,181

Italy — 0.7%
FCA Bank SpA,
Gtd. Notes, EMTN
2.625%	04/17/19	EUR	11,500	14,543,225

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23		780	749,580
Gtd. Notes, MTN
6.875%	08/04/26		2,205	2,423,295

				3,172,875

Netherlands — 1.5%
ABN AMRO Bank NV,
Sub. Notes
4.400%	03/27/28		7,000	7,029,819
ING Bank NV,
Sr. Unsec’d. Notes, EMTN
1.250%	12/13/19	EUR	4,900	6,169,408
Sub. Notes, EMTN
4.125%	11/21/23		3,800	3,819,509
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		1,105	1,090,035
3.950%	03/29/27		1,070	1,061,462
Sr. Unsec’d. Notes, EMTN
1.375%	01/11/28	EUR	1,400	1,690,890
Sub. Notes, EMTN
2.500%	02/15/29	EUR	3,200	4,124,472
Shell International Finance BV,
Gtd. Notes, EMTN
1.625%	03/24/21	EUR	4,025	5,180,161

				30,165,756

Russia — 0.5%
Gazprom Neft OAO Via GPN Capital SA,
Sr. Unsec’d. Notes
2.933%	04/26/18	EUR	2,055	2,531,738

A1382

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Russia (cont’d.)
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes
9.250%	04/23/19	7,650	$8,106,935

			10,638,673

Spain — 1.2%
Bankia SA,
Covered Bonds
1.000%	09/25/25	EUR 900	1,118,404
1.125%	08/05/22	EUR 1,300	1,656,373
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24	EUR 2,600	3,197,106
Sub. Notes, EMTN
3.500%	02/15/27	EUR 8,700	11,505,654
Telefonica Emisiones SAU,
Gtd. Notes, EMTN
0.318%	10/17/20	EUR 4,200	5,195,543
1.477%	09/14/21	EUR 1,000	1,280,789

			23,953,869

Sweden — 0.4%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21	3,900	3,788,782
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%, 144A
2.659%(c)	09/13/19	3,250	3,262,319

			7,051,101

Switzerland — 0.6%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,550	1,545,128
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
3.869%	01/12/29	1,285	1,245,567
Demeter Investments BV for Swiss Re Ltd.,
Sub. Notes
5.750%	08/15/50	1,475	1,519,249
Glencore Funding LLC,
Gtd. Notes, 144A
3.000%	10/27/22	1,000	964,550
UBS Group Funding Switzerland AG,
Gtd. Notes
1.500%	11/30/24	EUR 2,875	3,620,503
Gtd. Notes, 144A
4.125%	09/24/25	3,415	3,433,963

			12,328,960

United Kingdom — 2.7%
BAT Capital Corp.,
Gtd. Notes, 144A
2.764%	08/15/22	2,175	2,103,757
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20	5,025	4,982,089
BP Capital Markets PLC,
Gtd. Notes
3.561%	11/01/21	1,425	1,445,732

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Gtd. Notes, EMTN
2.517%	02/17/21		EUR 5,450	$7,165,639
FCE Bank PLC,
Sr. Unsec’d. Notes, EMTN
1.875%	04/18/19		EUR 12,850	16,133,880
Imperial Brands Finance PLC,
Gtd. Notes
0.500%	07/27/21		EUR 1,925	2,380,490
Gtd. Notes, 144A
3.500%	02/11/23		1,400	1,382,896
Gtd. Notes, EMTN
5.000%	12/02/19		EUR 1,875	2,500,126
RJ Reynolds Tobacco Co.,
Gtd. Notes
8.125%	06/23/19		8,225	8,730,168
Santander UK PLC,
Covered Bonds, EMTN
5.125%	04/14/21		GBP 825	1,286,187
Sr. Unsec’d. Notes
2.350%	09/10/19		3,900	3,867,761
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		225	215,438
Gtd. Notes, MTN
4.500%	01/15/25		EUR 1,000	1,244,786
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, MTN
5.125%	01/15/25		GBP 150	214,659

				53,653,608

United States — 20.3%

Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		2,485	2,387,703
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19		3,605	3,618,486
Altria Group, Inc.,
Gtd. Notes
9.700%	11/10/18		8,475	8,833,725
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
7.625%	10/01/18		5,050	5,177,720
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21	(a)	1,340	1,392,578
6.600%	03/15/46		5	6,286
6.950%	06/15/19		835	873,290
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
3.500%	12/01/22		500	491,358
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		575	579,176
Aon PLC,
Gtd. Notes
4.750%	05/15/45		1,175	1,221,847

A1383

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		250	$255,902
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	08/14/24		7,020	7,071,180
3.400%	05/15/25		1,800	1,734,385
3.600%	02/17/23		75	75,448
3.950%	01/15/25		925	924,425
4.250%	03/01/27		2,075	2,097,582
Bank of America Corp.,
Sr. Unsec’d. Notes, 144A
3.004%	12/20/23		2,155	2,113,748
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24		EUR 1,275	1,694,909
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
2.925%(c)	10/21/22		3,175	3,223,898
Sub. Notes, EMTN, 3 Month EURIBOR + 0.550%
0.223%(c)	09/14/18		EUR 1,125	1,384,485
Sub. Notes, MTN
4.000%	01/22/25		2,250	2,245,574
4.200%	08/26/24		2,275	2,310,662
4.450%	03/03/26		6,075	6,205,853
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27		EUR 1,900	2,297,132
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		3,100	3,041,864
3.625%	01/15/24		1,605	1,578,886
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.150%	09/01/43		525	607,684
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		4,100	3,944,520
Chubb INA Holdings, Inc.,
Gtd. Notes
1.550%	03/15/28		EUR 1,725	2,126,009
2.300%	11/03/20		2,855	2,811,853
2.500%	03/15/38		EUR 1,355	1,693,037
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.750%	06/16/24		1,925	1,934,162
Sub. Notes
4.600%	03/09/26		2,650	2,718,232
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes
3.743%	05/01/26		1,550	1,475,361
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.450%	08/15/27	(a)	1,050	997,784
7.250%	11/15/23		2,575	2,990,943
Concho Resources, Inc.,
Gtd. Notes
4.375%	01/15/25		4,000	4,052,262
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.850%	04/01/18		8,675	8,675,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22		685	$664,511
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		3,050	2,925,000
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20		1,955	1,956,972
3.350%	03/09/21		2,355	2,367,818
3.700%	03/09/23		900	904,887
4.100%	03/25/25		2,000	2,014,100
4.300%	03/25/28		1,225	1,230,219
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		2,270	2,555,534
5.850%	12/15/25	(a)	1,325	1,504,950
Discovery Communications LLC,
Gtd. Notes
2.200%	09/20/19		1,870	1,850,871
2.950%	03/20/23	(a)	3,020	2,910,170
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21		2,625	2,706,408
Energy Transfer LP,
Gtd. Notes
4.050%	03/15/25		3,000	2,942,247
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		2,655	2,471,494
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		485	474,013
5.150%	12/01/20		2,000	2,082,035
Fifth Third Bank,
Sr. Unsec’d. Notes
2.250%	06/14/21		4,020	3,905,760
Sub. Notes
3.850%	03/15/26		1,525	1,506,761
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		9,220	9,678,234
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.850%	07/15/22		4,875	4,732,236
7.375%	11/15/31		2,925	3,847,336
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.551%	10/05/18		2,300	2,298,001
3.200%	01/15/21		1,700	1,685,997
5.750%	02/01/21		1,750	1,851,317
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
2.704%(c)	01/09/20		8,050	8,113,017
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		145	145,212
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		4,940	4,897,243

A1384

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.700%	11/24/20		5,400	$5,448,931
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21		2,975	2,868,602
2.550%	10/23/19		1,500	1,491,855
2.625%	04/25/21		505	494,608
2.750%	09/15/20		2,480	2,454,760
4.017%	10/31/38		340	328,196
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23		6,570	6,389,503
Sub. Notes
4.250%	10/21/25		1,060	1,065,463
6.750%	10/01/37		1,275	1,597,209
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		1,300	1,383,420
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27	(a)	3,610	3,483,650
Kaiser Foundation Hospitals,
Gtd. Notes
4.875%	04/01/42		890	1,031,484
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		210	242,560
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.300%	09/15/20		820	853,867
Kinder Morgan, Inc.,
Gtd. Notes
7.250%	06/01/18		6,300	6,341,410
Gtd. Notes, 144A
5.625%	11/15/23		1,350	1,444,408
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		2,900	2,879,917
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22		2,050	1,976,128
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45		900	859,713
4.368%	09/15/23		2,150	2,237,524
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.450%	12/18/26		845	825,353
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21	(a)	4,300	4,129,047
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21		1,785	1,712,782
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.000%	12/02/22		EUR 2,490	3,105,295
1.375%	10/27/26		EUR 2,905	3,497,596
1.750%	01/30/25		EUR 3,300	4,173,371
3.750%	02/25/23		2,850	2,880,187
Sr. Unsec’d. Notes, MTN

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.125%	07/27/26	1,695	$1,604,035
Sub. Notes, MTN
3.950%	04/23/27	4,625	4,503,250
Mylan, Inc.,
Gtd. Notes, 144A
5.200%	04/15/48	2,715	2,739,570
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.900%	09/14/21	3,975	3,798,471
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
1.125%	03/01/25	EUR 1,370	1,690,522
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	1,245	1,171,770
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	2,075	1,992,044
3.375%	02/01/22	1,625	1,616,135
4.250%	01/17/23	2,750	2,836,622
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18	7,175	7,202,176
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	2,922	2,970,134
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
2.600%	07/21/20	2,000	1,983,769
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	1,375	1,382,288
Sub. Notes
3.900%	04/29/24	1,555	1,570,874
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	900	896,579
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23	3,745	3,658,135
SCANA Corp.,
Sr. Unsec’d. Notes, MTN
6.250%	04/01/20	5,000	5,206,316
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22	2,485	2,420,326
3.125%	06/01/24	915	884,686
Southern Co. (The),
Sr. Unsec’d. Notes
2.150%	09/01/19	6,050	5,973,490
Southern Power Co.,
Sr. Unsec’d. Notes
1.950%	12/15/19	5,231	5,139,444
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	3,750	3,562,258
4.400%	04/01/21	3,805	3,886,398
5.300%	04/01/44	800	744,149
5.950%	12/01/25	1,375	1,488,300

A1385

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		7,021	$7,211,095
6.550%	05/01/37		675	758,904
6.750%	07/01/18		9,200	9,286,698
8.250%	04/01/19		3,725	3,909,186
8.750%	02/14/19		3,500	3,665,007
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23		5,575	6,616,761
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN
1.900%	04/08/21		4,415	4,290,641
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		1,800	1,811,245
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20		3,850	3,832,929
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24		1,925	1,950,980
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21		3,350	3,376,376
4.272%	01/15/36		1,525	1,459,828
5.500%	03/16/47	(a)	900	997,316
Viacom, Inc.,
Sr. Unsec’d. Notes
3.450%	10/04/26	(a)	3,445	3,256,427
3.875%	12/15/21		4,925	4,989,943
4.250%	09/01/23		8,905	9,037,585
4.375%	03/15/43		808	724,061
5.250%	04/01/44		363	367,403
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22		3,075	3,035,803
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26		345	323,077
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	(a)	4,075	3,975,990
3.550%	09/29/25		4,450	4,368,523
4.600%	04/01/21		1,350	1,401,603
Sub. Notes, GMTN
4.300%	07/22/27		1,425	1,432,603
Sub. Notes, MTN
4.100%	06/03/26		4,090	4,064,762
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19		3,900	3,855,772
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.544%(c)	05/24/19		3,900	3,916,835
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		2,300	2,257,884
3.600%	03/15/22		1,340	1,333,935
4.500%	11/15/23		1,660	1,705,528

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
			$406,420,572

TOTAL CORPORATE BONDS (cost $703,109,626)			708,225,667

MUNICIPAL BONDS — 0.7%
California — 0.5%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs
6.398%	05/15/31	925	1,142,264
6.548%	05/15/48	2,900	3,982,541
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,600	2,333,359
7.350%	11/01/39	1,800	2,631,401

			10,089,565

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	2,175	3,203,536

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	835	1,258,570

TOTAL MUNICIPAL BONDS (cost $13,997,985)			14,551,671

SOVEREIGN BONDS — 43.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22	12,910	12,434,267
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	01/15/23	EUR 5,655	6,883,053
5.875%	01/11/28	2,010	1,890,405
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
5.750%	05/15/21	AUD 14,460	12,312,834
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.650%	04/20/22	EUR 4,410	6,268,477
4.150%	03/15/37	EUR 2,355	4,402,796
Sr. Unsec’d. Notes, EMTN, 144A
2.100%	09/20/2117	EUR 200	276,721
Bundesobligation (Germany),
Bonds
0.000%	10/07/22	EUR 4,905	6,091,365
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.500%	08/15/46	EUR 380	625,005
Canadian Government Bond (Canada),
5.000%	06/01/37	CAD 1,250	1,392,508
Bonds
3.500%	12/01/45	CAD 3,500	3,419,506
4.000%	06/01/41	CAD 4,275	4,368,872

A1386

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		1,975	$1,949,325
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.750%	11/05/19		9,325	9,879,838
Czech Republic Government Bond (Czech Republic),
Bonds
3.850%	09/29/21	CZK	30,900	1,650,816
Denmark Government Bond (Denmark),
Bonds
1.500%	11/15/23	DKK	960	171,542
1.750%	11/15/25	DKK	21,780	3,995,202
4.500%	11/15/39	DKK	3,730	1,031,836
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.500%	04/15/23	EUR	2,625	3,472,793
Unsec’d. Notes, 144A
0.500%	09/15/27	EUR	1,400	1,707,106
French Republic Government Bond OAT (France),
Bonds
0.000%	05/25/20	EUR	11,175	13,891,659
0.000%	03/25/23	EUR	8,670	10,662,870
1.500%	05/25/31	EUR	7,920	10,403,031
3.250%	05/25/45	EUR	5,050	8,677,766
4.750%	04/25/35	EUR	2,665	5,145,423
Bonds, 144A
1.250%	05/25/36	EUR	795	982,888
1.750%	06/25/39	EUR	1,840	2,442,707
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	15,995	21,737,581
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
4.750%	01/08/26		3,775	3,942,954
Ireland Government Bond (Ireland),
Bonds
2.000%	02/18/45	EUR	730	966,746
4.500%	10/18/18	EUR	1,000	1,263,088
Unsec’d. Notes
0.800%	03/15/22	EUR	3,415	4,359,145
1.000%	05/15/26	EUR	60	75,975
Israel Government Bond (Israel),
Bonds
4.250%	03/31/23	ILS	3,350	1,114,995
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
0.700%	05/01/20	EUR	10,580	13,268,643
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
0.950%	03/01/23	EUR	7,785	9,716,043
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.050%	08/01/27	EUR	6,280	7,966,871
2.500%	12/01/24	EUR	6,715	8,976,028
4.000%	02/01/37	EUR	3,785	5,743,610
5.000%	09/01/40	EUR	455	776,785
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
2.250%	09/01/36	EUR	1,220	1,461,820

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, 144A
3.250%	09/01/46	EUR	295	$398,368
4.750%	09/01/44	EUR	1,470	2,470,047
Unsec’d. Notes, 144A
3.450%	03/01/48	EUR	1,110	1,533,260
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	12/20/19	JPY	6,492,000	61,257,439
0.100%	06/20/20	JPY	1,557,800	14,714,955
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
0.400%	03/20/56	JPY	84,100	670,682
1.900%	03/20/53	JPY	95,900	1,194,710
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	3,783,850	35,928,528
0.100%	03/20/27	JPY	1,816,000	17,222,346
0.300%	12/20/24	JPY	9,505,500	91,595,125
0.800%	09/20/23	JPY	1,101,200	10,859,350
1.100%	03/20/21	JPY	1,164,200	11,338,928
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.300%	06/20/46	JPY	1,244,700	10,462,709
0.800%	09/20/47	JPY	229,900	2,196,846
1.800%	03/20/43	JPY	2,414,500	28,735,511
2.300%	03/20/39	JPY	243,400	3,073,467
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.200%	06/20/36	JPY	608,900	5,482,761
0.700%	03/20/37	JPY	1,427,850	13,961,677
1.700%	06/20/33	JPY	2,830,300	32,226,133
2.100%	03/20/27	JPY	192,300	2,146,105
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,375	2,556,799
Sr. Unsec’d. Notes, 144A
0.800%	06/22/28	EUR	9,475	11,702,081
Unsec’d. Notes
3.000%	09/28/19	EUR	2,030	2,630,697
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	6,375	8,082,117
5.000%	03/28/35	EUR	1,920	3,781,874
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
2.125%	03/10/47	KRW	980,830	828,462
2.375%	12/10/27	KRW	8,217,600	7,529,932
2.750%	12/10/44	KRW	1,299,710	1,249,046
4.000%	12/10/31	KRW	3,209,160	3,470,319
4.250%	06/10/21	KRW	7,311,090	7,263,097
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		1,975	1,935,832
Mexican Bonos (Mexico),
Bonds
7.500%	06/03/27	MXN	153,465	8,545,232
10.000%	12/05/24	MXN	64,919	4,096,461
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		4,725	4,791,150

A1387

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.750%	07/15/27	EUR	16,480	$20,698,621
3.750%	01/15/42	EUR	1,210	2,332,378
4.000%	01/15/37	EUR	970	1,821,260
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
4.500%	04/15/27	NZD	1,855	1,528,893
5.000%	03/15/19	NZD	4,745	3,534,372
Norway Government Bond (Norway),
Bonds, 144A
4.500%	05/22/19	NOK	38,125	5,065,468
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	15,660	4,403,181
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, MTN
1.500%	01/19/26	EUR	4,250	5,426,410
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.200%	10/17/22	EUR	3,370	4,507,148
4.125%	04/14/27	EUR	1,755	2,648,657
Province of Alberta Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	2,500	1,935,538
Province of British Columbia (Canada),
Debs.
4.700%	06/18/37	CAD	1,000	977,770
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		2,050	1,955,372
Unsec’d. Notes
3.450%	06/02/45	CAD	3,490	2,914,686
3.500%	06/02/24	CAD	5,665	4,634,716
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		1,975	1,909,549
Unsec’d. Notes
3.000%	09/01/23	CAD	5,285	4,217,622
3.500%	12/01/45	CAD	1,795	1,522,549
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.250%	06/02/26		2,000	1,892,255
Romanian Government International Bond (Romania),
Unsec’d. Notes, MTN
2.875%	05/26/28	EUR	1,750	2,254,279
Russian Federal Bond (Russia),
Bonds
8.150%	02/03/27	RUB	85,550	1,620,279
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	3,760	3,143,557
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes
3.375%	11/15/24	EUR	45	65,944
Slovenia Government Bond (Slovenia),
Bonds
3.125%	08/07/45	EUR	405	637,111

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Spain Government Bond (Spain),
Bonds
0.400%	04/30/22	EUR	9,021	$11,298,178
Sr. Unsec’d. Notes, 144A
1.450%	10/31/27	EUR	4,825	6,128,363
1.950%	04/30/26	EUR	5,930	7,918,310
2.900%	10/31/46	EUR	2,247	3,190,316
4.900%	07/30/40	EUR	2,335	4,391,401
Unsec’d. Notes, 144A
1.300%	10/31/26	EUR	2,469	3,128,069
Sweden Government Bond (Sweden),
Bonds
1.000%	11/12/26	SEK	32,215	4,019,780
3.500%	06/01/22	SEK	15,580	2,152,599
5.000%	12/01/20	SEK	7,165	984,023
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	1,317	2,012,833
Switzerland Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	880	1,119,146
2.000%	05/25/22	CHF	3,380	3,920,234
3.250%	06/27/27	CHF	2,585	3,518,683
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	92,625	3,176,075
4.675%	06/29/44	THB	53,275	2,121,911
United Kingdom Gilt (United Kingdom),
Bonds
0.750%	07/22/23	GBP	7,050	9,708,893
1.500%	07/22/47	GBP	21,480	28,704,291
2.000%	07/22/20	GBP	11,650	16,782,744
2.500%	07/22/65	GBP	1,010	1,896,379
3.500%	01/22/45	GBP	3,905	7,546,463
4.250%	06/07/32	GBP	2,230	4,181,985
4.250%	12/07/40	GBP	2,345	4,860,029
4.250%	12/07/46	GBP	6,020	13,272,666
4.750%	12/07/38	GBP	3,155	6,799,212

TOTAL SOVEREIGN BONDS (cost $813,337,957)				868,213,139

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Federal National Morgage Assoc.
3.500%	04/01/48		2,800	2,808,123
Federal Home Loan Mortgage Corp.
2.500%	06/01/30		688	673,920
2.500%	07/01/30		310	304,112
2.500%	09/01/30		279	273,411
3.000%	06/01/30		215	214,630
3.000%	07/01/30		162	161,468
3.000%	07/01/30		146	145,594
3.000%	07/01/35		145	144,908
3.000%	09/01/35		774	771,335
3.000%	01/01/37		455	452,538
3.000%	02/01/37		641	636,614
3.000%	05/01/45		568	556,773
3.000%	08/01/46		2,478	2,419,883
3.000%	09/01/46		4,194	4,096,440

A1388

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	12/01/46	275	$268,421
3.000%	02/01/47	2,799	2,732,556
3.500%	01/01/26	64	65,633
3.500%	05/01/30	120	122,900
3.500%	06/01/30	26	26,728
3.500%	10/01/30	205	209,848
3.500%	07/01/35	164	167,555
3.500%	08/01/42	738	743,258
3.500%	01/01/44	797	802,797
3.500%	07/01/45	930	934,388
3.500%	09/01/47	6,802	6,822,901
3.500%	10/01/47	3,500	3,510,825
3.500%	11/01/47	9,884	9,913,950
4.000%	06/01/42	476	492,344
4.000%	04/01/45	335	345,205
4.000%	05/01/45	565	582,455
4.000%	02/01/46	3,435	3,539,852
4.000%	05/01/46	1,044	1,075,968
4.000%	01/01/47	876	906,348
4.500%	12/01/34	199	208,880
4.500%	09/01/40	179	189,607
4.500%	03/01/41	977	1,033,771
4.500%	07/01/41	314	332,256
4.500%	03/01/44	362	381,113
4.500%	07/01/45	119	124,361
5.000%	05/01/38	1,036	1,115,615
5.000%	12/01/38	83	89,418
5.000%	11/01/41	106	114,774
5.000%	02/01/42	1,165	1,256,450
5.500%	08/01/40	64	70,561
5.500%	06/01/41	339	371,322
6.000%	11/01/37	14	15,440
Federal National Mortgage Assoc.
2.000%	04/01/30	81	77,256
2.000%	07/01/30	299	285,749
2.000%	08/01/30	90	86,025
2.000%	04/01/31	292	278,986
2.500%	05/01/30	463	454,872
2.500%	05/01/30	86	84,129
2.500%	06/01/30	182	178,703
2.500%	07/01/30	492	483,682
2.500%	07/01/30	430	423,337
2.500%	07/01/30	426	418,884
2.500%	08/01/30	224	220,580
2.500%	07/01/31	894	876,747
2.500%	04/01/37	3,937	3,812,825
2.500%	04/01/43	55	52,505
2.500%	09/01/43	121	114,572
2.500%	04/01/45	66	62,495
2.500%	09/01/46	93	88,075
3.000%	06/01/30	656	657,038
3.000%	07/01/30	680	680,356
3.000%	07/01/30	436	436,150
3.000%	07/01/30	91	91,130
3.000%	09/01/30	449	449,740
3.000%	11/01/30	235	235,218
3.000%	03/01/31	756	755,308
3.000%	02/01/32	2,222	2,220,821

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	03/01/35	253	$252,439
3.000%	09/01/35	441	439,440
3.000%	09/01/35	124	123,285
3.000%	03/01/36	222	220,384
3.000%	02/01/37	367	363,825
3.000%	06/01/45	1,366	1,340,164
3.000%	07/01/45	525	514,010
3.000%	08/01/45	1,600	1,566,127
3.000%	01/01/46	259	252,477
3.000%	10/01/46	1,002	978,534
3.000%	10/01/46	814	794,781
3.000%	11/01/46	2,806	2,738,984
3.000%	12/01/46	4,261	4,159,541
3.000%	12/01/46	1,147	1,120,146
3.000%	02/01/47	6,174	6,026,696
3.000%	11/01/47	986	962,786
3.000%	12/01/47	989	965,470
3.500%	11/01/25	153	156,597
3.500%	11/01/26	743	758,379
3.500%	09/01/29	111	113,710
3.500%	12/01/29	276	281,846
3.500%	04/01/30	154	156,744
3.500%	05/01/30	245	250,018
3.500%	10/01/30	464	473,382
3.500%	01/01/35	87	88,865
3.500%	08/01/35	56	56,738
3.500%	02/01/36	1,155	1,176,526
3.500%	02/01/37	358	364,092
3.500%	06/01/43	1,614	1,629,530
3.500%	09/01/47	4,976	4,991,753
3.500%	10/01/47	2,812	2,821,021
3.500%	12/01/47	3,146	3,155,336
3.500%	01/01/48	2,985	2,993,973
4.000%	04/01/25	100	102,649
4.000%	04/01/26	62	63,525
4.000%	05/01/27	63	64,381
4.000%	04/01/29	450	462,865
4.000%	05/01/32	34	35,520
4.000%	04/01/35	548	564,398
4.000%	03/01/41	1,104	1,140,655
4.000%	11/01/42	1,124	1,162,304
4.000%	06/01/44	435	447,477
4.000%	03/01/45	351	360,687
4.000%	01/01/46	1,234	1,267,406
4.000%	03/01/46	2,154	2,212,328
4.000%	06/01/46	97	99,485
4.000%	10/01/47	5,128	5,269,414
4.000%	12/01/47	3,973	4,086,576
4.000%	01/01/48	2,488	2,558,694
4.500%	04/01/25	56	57,528
4.500%	01/01/34	27	28,007
4.500%	11/01/39	114	120,674
4.500%	03/01/40	81	85,565
4.500%	08/01/40	463	489,340
4.500%	02/01/41	362	383,216
4.500%	06/01/41	1,110	1,174,498
4.500%	09/01/41	193	203,085
4.500%	01/01/42	599	632,066

A1389

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	01/01/43	565	$598,066
4.500%	03/01/44	303	318,463
4.500%	06/01/44	98	103,269
4.500%	01/01/45	136	142,993
5.000%	07/01/28	14	15,310
5.000%	12/01/35	80	85,370
5.000%	05/01/38	522	558,836
5.000%	10/01/41	403	435,892
5.500%	05/01/37	52	57,543
5.500%	07/01/38	261	285,296
5.500%	05/01/39	354	387,003
5.500%	05/01/40	331	361,580
5.500%	07/01/41	442	484,157
5.500%	09/01/41	340	372,996
5.500%	02/01/42	1,642	1,789,249
6.000%	02/01/36	162	181,740
6.000%	11/01/38	183	204,974
6.000%	09/01/39	426	477,543
6.000%	06/01/40	238	266,658
6.000%	05/01/41	124	139,340
Federal Home Loan Mortgage Corp.
4.000%	09/01/44	926	954,600
4.500%	12/01/45	2,283	2,398,979
Government National Mortgage Assoc.
2.500%	01/20/47	503	479,703
3.000%	11/20/43	1,735	1,715,225
3.000%	01/15/45	339	334,018
3.000%	01/15/45	186	183,393
3.000%	03/15/45	379	373,715
3.000%	07/15/45	34	33,269
3.000%	01/20/47	3,407	3,358,676
3.000%	03/20/47	1,433	1,414,001
3.000%	06/20/47	5,447	5,367,415
3.000%	08/20/47	3,104	3,057,175
3.500%	07/15/42	116	118,579
3.500%	04/15/45	460	464,390
3.500%	07/20/47	13,126	13,265,239
3.500%	08/20/47	3,285	3,319,618
3.500%	09/20/47	683	690,689
3.500%	11/20/47	3,313	3,348,670
3.500%	12/20/47	496	501,201
4.000%	01/15/41	121	125,678
4.000%	03/15/44	562	581,371
4.000%	05/15/45	249	256,558
4.000%	01/20/46	1,068	1,104,867
4.000%	02/20/46	372	385,100
4.000%	03/20/46	1,695	1,752,746
4.000%	07/20/47	4,256	4,393,260
4.500%	04/15/40	137	144,403
4.500%	10/15/41	330	348,613
4.500%	07/20/44	1,160	1,221,914
4.500%	04/20/45	1,468	1,545,595
5.000%	06/15/38	183	197,071
5.000%	01/15/39	124	132,113
5.000%	06/15/39	249	267,488
5.000%	12/15/39	208	223,751
5.000%	10/20/42	89	95,025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	03/15/44		987	$1,051,695
5.500%	03/15/37		37	40,208

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $198,510,662)				193,624,663

U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bonds
2.500%	02/15/46		14,110	12,841,754
U.S. Treasury Notes
1.375%	04/30/20	(a)(k)	79,275	77,754,530
2.000%	11/15/26	(h)	18,800	17,730,750
U.S. Treasury Strips Principal, PO
2.855%(s)	11/15/45	(h)(k)	26,425	11,563,355
2.981%(s)	08/15/45	(k)	30,875	13,607,851

TOTAL U.S. TREASURY OBLIGATIONS
(cost $133,912,727)				133,498,240

TOTAL LONG-TERM INVESTMENTS
(cost $1,919,766,555)				1,974,224,854

			Shares
SHORT-TERM INVESTMENTS — 6.2%
UNAFFILIATED FUND — 2.3%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $45,741,963)			45,741,963	45,741,963

AFFILIATED MUTUAL FUND — 3.9%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost 77,939,599; includes $77,889,443 of cash collateral for securities on loan)(b)(w)			77,946,512	77,938,717

OPTION PURCHASED~* — 0.0%
(cost $108,276)				18,407

TOTAL SHORT-TERM INVESTMENTS (cost $123,789,838)				123,699,087

TOTAL INVESTMENTS — 104.5% (cost $2,043,556,393)				2,097,923,941
Liabilities in excess of other assets(z) — (4.5)%				(90,491,038)

NET ASSETS — 100.0%				$2,007,432,903

A1390

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,674,268 and 0.4% of net assets.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,395,763; cash collateral of $77,889,443 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of March 31, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

OTC Swaptions:

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year x 20- Year Interest Rate Swap 11/26/38	Put	JPMorgan Chase	11/21/18	0.93%	6 Month JPY LIBOR(S)	0.93%(S)	JPY 480,400	$18,407

Futures contracts outstanding at December 31, 2017:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
510	90 Day Euro Dollar	Mar. 2019	$124,197,750	$114,750
2,268	2 Year U.S. Treasury Notes	Jun. 2018	482,198,065	83,855
667	10 Year Canadian Government Bonds	Jun. 2018	68,996,072	676,948
270	10 Year Euro-Bund	Jun. 2018	52,966,126	449,565
101	10 Year U.K. Gilt	Jun. 2018	17,403,923	12,829
13	10 Year U.S. Ultra Treasury Notes	Jun. 2018	1,688,172	19,688
204	30 Year Euro Buxl	Jun. 2018	41,512,372	676,566
1,098	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	176,194,687	4,537,456
362	Euro-OAT	Jun. 2018	68,857,994	640,575

				7,212,232

A1391

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
1,009	90 Day Euro Dollar	Mar. 2020	$245,199,613	$(303,775)
128	3 Year Australian Treasury Bonds	Jun. 2018	29,584,995	(20,063)
789	5 Year Euro-Bobl	Jun. 2018	127,420,913	(343,235)
5,031	5 Year U.S. Treasury Notes	Jun. 2018	575,852,979	(1,968,799)
462	10 Year Australian Treasury Bonds	Jun. 2018	350,190,177	(115,856)
410	10 Year U.S. Treasury Notes	Jun. 2018	49,667,656	(440,709)
67	20 Year U.S. Treasury Bonds	Jun. 2018	9,823,875	(195,398)
1,093	Euro Currency	Jun. 2018	168,848,006	621,644
2,056	Euro Schatz. DUA Index	Jun. 2018	283,275,215	(142,945)
271	Euro-BTP Italian Government Bond	Jun. 2018	46,279,842	(726,293)

				(3,635,429)

				$3,576,803

Cash and foreign currency of $158,461 and securities with a combined market value of $13,051,336 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/05/18	Bank of America	AUD	1,970	$1,514,615	$1,513,062	$—	$(1,553)
Expiring 04/05/18	Bank of America	AUD	1,644	1,275,678	1,262,677	—	(13,001)
Expiring 04/05/18	Citigroup Global Markets	AUD	22,630	17,482,931	17,381,009	—	(101,922)
Expiring 04/05/18	Citigroup Global Markets	AUD	17,126	13,227,995	13,153,652	—	(74,343)
Expiring 04/05/18	Citigroup Global Markets	AUD	1,596	1,233,724	1,225,810	—	(7,914)
Expiring 04/05/18	Citigroup Global Markets	AUD	835	643,555	641,323	—	(2,232)
Expiring 04/05/18	Citigroup Global Markets	AUD	585	457,556	449,310	—	(8,246)
Expiring 04/05/18	Deutsche Bank AG	AUD	835	643,301	641,323	—	(1,978)
Expiring 04/05/18	JPMorgan Chase	AUD	6,531	5,038,706	5,016,146	—	(22,560)
Expiring 04/05/18	JPMorgan Chase	AUD	3,940	3,037,464	3,026,123	—	(11,341)
Expiring 04/05/18	JPMorgan Chase	AUD	1,644	1,265,984	1,262,677	—	(3,307)
Expiring 04/05/18	JPMorgan Chase	AUD	1,596	1,245,135	1,225,810	—	(19,325)
Expiring 04/05/18	JPMorgan Chase	AUD	1,288	993,821	989,251	—	(4,570)
Expiring 05/02/18	Citigroup Global Markets	AUD	20,500	15,838,970	15,745,395	—	(93,575)
Expiring 05/02/18	JPMorgan Chase	AUD	1,010	775,994	775,749	—	(245)
Brazilian Real,
Expiring 04/03/18	Bank of America	BRL	7,352	2,228,216	2,226,001	—	(2,215)
Expiring 04/03/18	Bank of America	BRL	200	60,172	60,555	383	—
Expiring 04/03/18	Citigroup Global Markets	BRL	1,940	597,235	587,383	—	(9,852)
Expiring 04/03/18	Deutsche Bank AG	BRL	1,740	523,497	526,828	3,331	—
Expiring 05/03/18	Bank of America	BRL	1,940	586,315	585,948	—	(367)
British Pound,
Expiring 04/05/18	Bank of America	GBP	3,577	5,091,037	5,020,004	—	(71,033)
Expiring 04/05/18	Bank of America	GBP	1,020	1,429,525	1,431,480	1,955	—
Expiring 04/05/18	Citigroup Global Markets	GBP	45,870	65,284,519	64,374,493	—	(910,026)
Expiring 04/05/18	Citigroup Global Markets	GBP	4,093	5,640,862	5,744,164	103,302	—
Expiring 04/05/18	Citigroup Global Markets	GBP	2,055	2,871,587	2,884,011	12,424	—
Expiring 04/05/18	Citigroup Global Markets	GBP	906	1,250,727	1,271,491	20,764	—
Expiring 04/05/18	Citigroup Global Markets	GBP	539	752,449	756,439	3,990	—
Expiring 04/05/18	Deutsche Bank AG	GBP	16,917	24,077,746	23,741,516	—	(336,230)
Expiring 04/05/18	JPMorgan Chase	GBP	213,931	304,192,571	300,233,261	—	(3,959,310)
Expiring 04/05/18	JPMorgan Chase	GBP	18,746	25,809,660	26,308,355	498,695	—

A1392

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/05/18	JPMorgan Chase	GBP	11,033	$15,226,092	$15,483,841	$257,749	$—
Expiring 04/05/18	JPMorgan Chase	GBP	2,738	3,819,022	3,842,541	23,519	—
Expiring 04/05/18	JPMorgan Chase	GBP	2,662	3,673,733	3,735,882	62,149	—
Expiring 04/05/18	JPMorgan Chase	GBP	1,906	2,657,025	2,674,903	17,878	—
Expiring 04/05/18	JPMorgan Chase	GBP	1,810	2,546,111	2,540,176	—	(5,935)
Expiring 04/05/18	JPMorgan Chase	GBP	1,190	1,684,856	1,670,060	—	(14,796)
Expiring 04/05/18	JPMorgan Chase	GBP	912	1,289,140	1,279,911	—	(9,229)
Expiring 04/05/18	JPMorgan Chase	GBP	906	1,252,441	1,271,491	19,050	—
Expiring 04/05/18	JPMorgan Chase	GBP	906	1,266,398	1,271,491	5,093	—
Expiring 04/05/18	JPMorgan Chase	GBP	905	1,281,295	1,270,087	—	(11,208)
Expiring 04/05/18	JPMorgan Chase	GBP	899	1,245,812	1,261,667	15,855	—
Expiring 04/05/18	JPMorgan Chase	GBP	894	1,234,657	1,254,650	19,993	—
Expiring 05/02/18	JPMorgan Chase	GBP	27,630	38,809,041	38,820,148	11,107	—
Expiring 05/02/18	JPMorgan Chase	GBP	18,424	25,891,117	25,885,719	—	(5,398)
Expiring 05/02/18	JPMorgan Chase	GBP	9,206	12,929,808	12,934,430	4,622	—
Expiring 05/02/18	JPMorgan Chase	GBP	1,094	1,536,186	1,537,070	884	—
Expiring 05/02/18	JPMorgan Chase	GBP	912	1,280,170	1,281,360	1,190	—
Expiring 05/02/18	JPMorgan Chase	GBP	912	1,281,171	1,281,360	189	—
Expiring 05/02/18	JPMorgan Chase	GBP	900	1,266,917	1,264,500	—	(2,417)
Expiring 05/02/18	JPMorgan Chase	GBP	730	1,038,714	1,025,650	—	(13,064)
Canadian Dollar,
Expiring 04/05/18	Bank of America	CAD	1,995	1,545,251	1,548,703	3,452	—
Expiring 04/05/18	Citigroup Global Markets	CAD	35,858	27,824,495	27,836,295	11,800	—
Expiring 04/05/18	Citigroup Global Markets	CAD	13,707	10,615,904	10,640,641	24,737	—
Expiring 04/05/18	Citigroup Global Markets	CAD	1,570	1,210,167	1,218,780	8,613	—
Expiring 04/05/18	Citigroup Global Markets	CAD	1,570	1,211,940	1,218,780	6,840	—
Expiring 04/05/18	Citigroup Global Markets	CAD	815	623,380	632,678	9,298	—
Expiring 04/05/18	Deutsche Bank AG	CAD	628	481,647	487,512	5,865	—
Expiring 04/05/18	JPMorgan Chase	CAD	33,863	26,228,388	26,287,591	59,203	—
Expiring 04/05/18	JPMorgan Chase	CAD	13,780	10,722,676	10,697,311	—	(25,365)
Expiring 04/05/18	JPMorgan Chase	CAD	3,283	2,529,026	2,548,568	19,542	—
Expiring 04/05/18	JPMorgan Chase	CAD	2,788	2,137,309	2,164,303	26,994	—
Expiring 04/05/18	JPMorgan Chase	CAD	2,055	1,587,265	1,595,281	8,016	—
Expiring 04/05/18	JPMorgan Chase	CAD	1,553	1,210,893	1,205,583	—	(5,310)
Expiring 04/05/18	JPMorgan Chase	CAD	1,180	914,346	916,025	1,679	—
Expiring 05/02/18	Citigroup Global Markets	CAD	17,262	13,401,325	13,407,360	6,035	—
Chinese Renminbi,
Expiring 06/20/18	Citigroup Global Markets	CNH	56,398	8,885,605	8,957,017	71,412	—
Expiring 06/20/18	Citigroup Global Markets	CNH	4,308	685,107	684,188	—	(919)
Expiring 06/20/18	Citigroup Global Markets	CNH	4,308	685,461	684,188	—	(1,273)
Expiring 06/20/18	Citigroup Global Markets	CNH	2,847	452,027	452,155	128	—
Expiring 06/20/18	Deutsche Bank AG	CNH	3,884	612,097	616,849	4,752	—
Colombian Peso,
Expiring 04/05/18	Deutsche Bank AG	COP	2,536,560	895,678	907,760	12,082	—
Expiring 04/05/18	Deutsche Bank AG	COP	1,020,290	355,791	365,132	9,341	—
Czech Koruna,
Expiring 04/05/18	Bank of America	CZK	23,540	1,147,001	1,140,671	—	(6,330)
Expiring 04/05/18	Citigroup Global Markets	CZK	23,450	1,140,357	1,136,309	—	(4,048)
Expiring 04/05/18	Citigroup Global Markets	CZK	90	4,372	4,361	—	(11)
Expiring 04/05/18	JPMorgan Chase	CZK	37,992	1,853,536	1,840,967	—	(12,569)
Expiring 04/05/18	JPMorgan Chase	CZK	7,410	355,188	359,065	3,877	—

A1393

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone,
Expiring 04/05/18	Citigroup Global Markets	DKK	31,678	$5,280,321	$5,231,239	$—	$(49,082)
Euro,
Expiring 04/05/18	Bank of America	EUR	285,369	355,332,648	351,306,920	—	(4,025,728)
Expiring 04/05/18	Bank of America	EUR	2,061	2,548,020	2,537,218	—	(10,802)
Expiring 04/05/18	Citigroup Global Markets	EUR	26,778	33,342,975	32,965,377	—	(377,598)
Expiring 04/05/18	Citigroup Global Markets	EUR	12,082	14,779,644	14,873,690	94,046	—
Expiring 04/05/18	Citigroup Global Markets	EUR	1,012	1,253,113	1,245,835	—	(7,278)
Expiring 04/05/18	Deutsche Bank AG	EUR	317,961	395,507,577	391,429,691	—	(4,077,886)
Expiring 04/05/18	Deutsche Bank AG	EUR	1,034	1,271,754	1,272,918	1,164	—
Expiring 04/05/18	Deutsche Bank AG	EUR	740	914,307	910,986	—	(3,321)
Expiring 04/05/18	Deutsche Bank AG	EUR	504	619,166	620,455	1,289	—
Expiring 04/05/18	JPMorgan Chase	EUR	12,363	15,361,645	15,219,619	—	(142,026)
Expiring 04/05/18	JPMorgan Chase	EUR	4,085	5,047,900	5,028,888	—	(19,012)
Expiring 04/05/18	JPMorgan Chase	EUR	4,064	4,954,101	5,003,035	48,934	—
Expiring 04/05/18	JPMorgan Chase	EUR	4,064	4,958,551	5,003,035	44,484	—
Expiring 04/05/18	JPMorgan Chase	EUR	4,064	4,966,570	5,003,036	36,466	—
Expiring 04/05/18	JPMorgan Chase	EUR	4,064	4,970,719	5,003,036	32,317	—
Expiring 04/05/18	JPMorgan Chase	EUR	3,242	4,036,721	3,991,103	—	(45,618)
Expiring 04/05/18	JPMorgan Chase	EUR	3,129	3,820,622	3,851,993	31,371	—
Expiring 04/05/18	JPMorgan Chase	EUR	2,134	2,633,973	2,627,086	—	(6,887)
Expiring 04/05/18	JPMorgan Chase	EUR	2,033	2,506,699	2,502,749	—	(3,950)
Expiring 04/05/18	JPMorgan Chase	EUR	1,053	1,302,737	1,296,308	—	(6,429)
Expiring 04/05/18	JPMorgan Chase	EUR	1,016	1,258,120	1,250,759	—	(7,361)
Expiring 04/05/18	JPMorgan Chase	EUR	1,012	1,248,496	1,245,834	—	(2,662)
Expiring 04/05/18	JPMorgan Chase	EUR	1,012	1,248,624	1,245,835	—	(2,789)
Expiring 04/05/18	JPMorgan Chase	EUR	1,004	1,234,871	1,235,986	1,115	—
Expiring 04/05/18	JPMorgan Chase	EUR	935	1,141,709	1,151,043	9,334	—
Expiring 04/05/18	JPMorgan Chase	EUR	827	1,023,028	1,018,088	—	(4,940)
Expiring 04/05/18	JPMorgan Chase	EUR	614	756,054	755,872	—	(182)
Expiring 05/02/18	Citigroup Global Markets	EUR	1,245	1,539,477	1,535,632	—	(3,845)
Expiring 05/02/18	Deutsche Bank AG	EUR	1,249	1,556,631	1,540,565	—	(16,066)
Expiring 05/02/18	Deutsche Bank AG	EUR	832	1,035,418	1,026,221	—	(9,197)
Expiring 05/02/18	JPMorgan Chase	EUR	2,530	3,141,698	3,120,601	—	(21,097)
Expiring 05/02/18	JPMorgan Chase	EUR	2,433	3,003,268	3,000,957	—	(2,311)
Expiring 05/02/18	JPMorgan Chase	EUR	1,034	1,277,662	1,275,376	—	(2,286)
Expiring 05/02/18	JPMorgan Chase	EUR	909	1,122,004	1,121,196	—	(808)
Hungarian Forint,
Expiring 04/05/18	Citigroup Global Markets	HUF	372,300	1,446,083	1,467,226	21,143	—
Expiring 04/05/18	Citigroup Global Markets	HUF	134,700	535,482	530,850	—	(4,632)
Expiring 04/05/18	Citigroup Global Markets	HUF	134,200	535,140	528,879	—	(6,261)
Expiring 04/05/18	Citigroup Global Markets	HUF	115,600	460,395	455,578	—	(4,817)
Expiring 04/05/18	Deutsche Bank AG	HUF	115,600	449,426	455,577	6,151	—
Expiring 05/02/18	Citigroup Global Markets	HUF	115,600	460,313	456,324	—	(3,989)
Indian Rupee,
Expiring 04/05/18	Citigroup Global Markets	INR	111,341	1,699,992	1,705,621	5,629	—
Expiring 04/05/18	Citigroup Global Markets	INR	79,000	1,216,957	1,210,192	—	(6,765)
Expiring 04/05/18	JPMorgan Chase	INR	229,430	3,534,532	3,514,614	—	(19,918)
Expiring 05/02/18	Citigroup Global Markets	INR	157,118	2,414,692	2,398,795	—	(15,897)
Expiring 05/02/18	Deutsche Bank AG	INR	84,602	1,300,369	1,291,659	—	(8,710)
Expiring 05/02/18	JPMorgan Chase	INR	190,341	2,920,684	2,906,027	—	(14,657)
Expiring 05/02/18	JPMorgan Chase	INR	34,440	528,789	525,812	—	(2,977)

A1394

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah,
Expiring 04/05/18	Citigroup Global Markets	IDR	44,479,000	$3,242,430	$3,228,974	$—	$(13,456)
Expiring 04/05/18	Deutsche Bank AG	IDR	28,033,950	2,032,182	2,035,138	2,956	—
Expiring 05/02/18	Citigroup Global Markets	IDR	28,033,950	2,039,797	2,030,725	—	(9,072)
Israeli Shekel,
Expiring 04/05/18	Bank of America	ILS	8,911	2,546,996	2,541,566	—	(5,430)
Expiring 04/05/18	Bank of America	ILS	2,610	758,686	744,415	—	(14,271)
Expiring 04/05/18	Bank of America	ILS	590	168,622	168,278	—	(344)
Expiring 04/05/18	Citigroup Global Markets	ILS	8,911	2,547,223	2,541,566	—	(5,657)
Expiring 04/05/18	Citigroup Global Markets	ILS	3,640	1,052,630	1,038,189	—	(14,441)
Expiring 04/05/18	Citigroup Global Markets	ILS	1,830	527,051	521,946	—	(5,105)
Expiring 04/05/18	Deutsche Bank AG	ILS	1,800	518,823	513,390	—	(5,433)
Expiring 04/05/18	JPMorgan Chase	ILS	1,850	532,319	527,651	—	(4,668)
Expiring 04/05/18	JPMorgan Chase	ILS	1,810	521,718	516,242	—	(5,476)
Expiring 05/02/18	Bank of America	ILS	8,070	2,310,314	2,305,504	—	(4,810)
Japanese Yen,
Expiring 04/05/18	Bank of America	JPY	2,695,545	25,341,572	25,344,022	2,450	—
Expiring 04/05/18	Citigroup Global Markets	JPY	1,416,863	13,321,383	13,321,613	230	—
Expiring 04/05/18	Citigroup Global Markets	JPY	401,052	3,819,776	3,770,767	—	(49,009)
Expiring 04/05/18	Citigroup Global Markets	JPY	64,200	610,773	603,621	—	(7,152)
Expiring 04/05/18	Deutsche Bank AG	JPY	3,097,264	29,504,265	29,121,060	—	(383,205)
Expiring 04/05/18	JPMorgan Chase	JPY	46,716,421	444,392,219	439,236,594	—	(5,155,625)
Expiring 04/05/18	JPMorgan Chase	JPY	1,309,783	12,476,358	12,314,827	—	(161,531)
Expiring 04/05/18	JPMorgan Chase	JPY	72,500	687,880	681,659	—	(6,221)
Expiring 05/02/18	Citigroup Global Markets	JPY	60,800	572,721	572,638	—	(83)
Expiring 05/02/18	JPMorgan Chase	JPY	4,176,608	39,800,076	39,336,889	—	(463,187)
Expiring 05/02/18	JPMorgan Chase	JPY	134,950	1,285,722	1,271,011	—	(14,711)
Expiring 05/02/18	JPMorgan Chase	JPY	132,575	1,248,558	1,248,642	84	—
Expiring 05/02/18	JPMorgan Chase	JPY	132,575	1,263,358	1,248,642	—	(14,716)
Mexican Peso,
Expiring 04/05/18	Bank of America	MXN	15,690	853,159	862,111	8,952	—
Expiring 04/05/18	Citigroup Global Markets	MXN	244,849	12,870,531	13,453,598	583,067	—
Expiring 04/05/18	Citigroup Global Markets	MXN	238,685	12,978,557	13,114,907	136,350	—
Expiring 04/05/18	Citigroup Global Markets	MXN	20,410	1,083,334	1,121,458	38,124	—
Expiring 04/05/18	Citigroup Global Markets	MXN	6,254	335,922	343,635	7,713	—
Expiring 04/05/18	Citigroup Global Markets	MXN	5,116	274,792	281,106	6,314	—
Expiring 04/05/18	JPMorgan Chase	MXN	395,357	21,462,777	21,723,487	260,710	—
Expiring 04/05/18	JPMorgan Chase	MXN	120,441	6,548,056	6,617,813	69,757	—
Expiring 05/02/18	JPMorgan Chase	MXN	136,131	7,359,455	7,448,636	89,181	—
New Taiwanese Dollar,
Expiring 04/03/18	Bank of America	TWD	118,590	4,070,362	4,068,651	—	(1,711)
Expiring 04/03/18	Citigroup Global Markets	TWD	10,769	369,624	369,469	—	(155)
Expiring 04/03/18	JPMorgan Chase	TWD	129,359	4,427,525	4,438,120	10,595	—
New Zealand Dollar,
Expiring 04/05/18	Bank of America	NZD	1,774	1,292,696	1,282,047	—	(10,649)
Expiring 04/05/18	Bank of America	NZD	1,759	1,270,515	1,271,207	692	—
Expiring 04/05/18	Bank of America	NZD	1,736	1,272,610	1,254,585	—	(18,025)
Expiring 04/05/18	Citigroup Global Markets	NZD	4,325	3,123,904	3,125,622	1,718	—
Expiring 04/05/18	Citigroup Global Markets	NZD	3,473	2,532,557	2,509,893	—	(22,664)
Expiring 04/05/18	Citigroup Global Markets	NZD	2,071	1,495,003	1,496,685	1,682	—
Expiring 04/05/18	Citigroup Global Markets	NZD	1,719	1,240,282	1,242,299	2,017	—
Expiring 04/05/18	Citigroup Global Markets	NZD	1,519	1,100,288	1,097,762	—	(2,526)
Expiring 04/05/18	Citigroup Global Markets	NZD	1,217	872,461	879,510	7,049	—

A1395

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/05/18	Deutsche Bank AG	NZD	43,952	$32,067,204	$31,763,548	$—	$(303,656)
Expiring 04/05/18	Deutsche Bank AG	NZD	1,218	873,215	880,233	7,018	—
Expiring 04/05/18	JPMorgan Chase	NZD	48,715	35,134,427	35,205,708	71,281	—
Expiring 04/05/18	JPMorgan Chase	NZD	42,178	30,734,686	30,481,501	—	(253,185)
Expiring 04/05/18	JPMorgan Chase	NZD	22,708	16,406,417	16,410,782	4,365	—
Expiring 04/05/18	JPMorgan Chase	NZD	1,759	1,258,336	1,271,207	12,871	—
Expiring 04/05/18	JPMorgan Chase	NZD	1,759	1,264,141	1,271,207	7,066	—
Expiring 04/05/18	JPMorgan Chase	NZD	1,758	1,259,858	1,270,484	10,626	—
Expiring 04/05/18	JPMorgan Chase	NZD	1,753	1,269,102	1,266,871	—	(2,231)
Expiring 04/05/18	JPMorgan Chase	NZD	1,725	1,249,725	1,246,636	—	(3,089)
Expiring 04/05/18	JPMorgan Chase	NZD	1,725	1,254,025	1,246,635	—	(7,390)
Expiring 04/05/18	JPMorgan Chase	NZD	1,725	1,263,999	1,246,635	—	(17,364)
Expiring 04/05/18	JPMorgan Chase	NZD	1,719	1,247,456	1,242,299	—	(5,157)
Expiring 04/05/18	JPMorgan Chase	NZD	1,255	915,761	906,973	—	(8,788)
Expiring 04/05/18	JPMorgan Chase	NZD	704	503,940	508,772	4,832	—
Expiring 05/02/18	Deutsche Bank AG	NZD	11,406	8,320,608	8,242,319	—	(78,289)
Norwegian Krone,
Expiring 04/05/18	Citigroup Global Markets	NOK	130,661	16,481,307	16,672,051	190,744	—
Expiring 04/05/18	Citigroup Global Markets	NOK	43,254	5,629,025	5,519,114	—	(109,911)
Expiring 04/05/18	Citigroup Global Markets	NOK	11,816	1,510,730	1,507,695	—	(3,035)
Expiring 04/05/18	Citigroup Global Markets	NOK	9,786	1,261,488	1,248,671	—	(12,817)
Expiring 04/05/18	Deutsche Bank AG	NOK	9,794	1,274,586	1,249,693	—	(24,893)
Expiring 04/05/18	JPMorgan Chase	NOK	69,768	9,064,953	8,902,241	—	(162,712)
Expiring 04/05/18	JPMorgan Chase	NOK	19,678	2,482,730	2,510,868	28,138	—
Expiring 04/05/18	JPMorgan Chase	NOK	14,198	1,847,502	1,811,633	—	(35,869)
Expiring 04/05/18	JPMorgan Chase	NOK	12,410	1,593,971	1,583,488	—	(10,483)
Expiring 04/05/18	JPMorgan Chase	NOK	9,847	1,259,371	1,256,455	—	(2,916)
Expiring 04/05/18	JPMorgan Chase	NOK	9,839	1,260,032	1,255,435	—	(4,597)
Expiring 04/05/18	JPMorgan Chase	NOK	9,839	1,260,234	1,255,434	—	(4,800)
Expiring 04/05/18	JPMorgan Chase	NOK	4,919	632,039	627,653	—	(4,386)
Expiring 04/05/18	JPMorgan Chase	NOK	4,919	635,563	627,653	—	(7,910)
Expiring 05/02/18	Bank of America	NOK	9,786	1,243,829	1,249,701	5,872	—
Expiring 05/02/18	JPMorgan Chase	NOK	23,992	3,119,917	3,063,849	—	(56,068)
Expiring 05/02/18	JPMorgan Chase	NOK	19,438	2,486,989	2,482,290	—	(4,699)
Expiring 05/02/18	JPMorgan Chase	NOK	7,775	994,509	992,891	—	(1,618)
Expiring 05/02/18	JPMorgan Chase	NOK	5,831	740,943	744,636	3,693	—
Peruvian Nuevo Sol,
Expiring 04/05/18	Bank of America	PEN	2,681	833,904	830,837	—	(3,067)
Expiring 04/05/18	Citigroup Global Markets	PEN	3,933	1,213,477	1,218,830	5,353	—
Expiring 04/05/18	Citigroup Global Markets	PEN	1,966	606,435	609,260	2,825	—
Expiring 04/05/18	JPMorgan Chase	PEN	2,465	760,920	763,899	2,979	—
Expiring 05/02/18	Bank of America	PEN	8,364	2,599,938	2,589,514	—	(10,424)
Expiring 05/02/18	Bank of America	PEN	3,685	1,145,477	1,140,884	—	(4,593)
Polish Zloty,
Expiring 04/05/18	Bank of America	PLN	78,631	22,871,678	22,972,806	101,128	—
Expiring 04/05/18	Bank of America	PLN	15,052	4,438,043	4,397,587	—	(40,456)
Expiring 04/05/18	Citigroup Global Markets	PLN	65,747	19,407,786	19,208,621	—	(199,165)
Expiring 04/05/18	Citigroup Global Markets	PLN	17,110	5,053,197	4,998,851	—	(54,346)
Expiring 04/05/18	Citigroup Global Markets	PLN	15,052	4,426,862	4,397,587	—	(29,275)
Expiring 04/05/18	Citigroup Global Markets	PLN	3,015	886,048	880,861	—	(5,187)
Expiring 05/02/18	Citigroup Global Markets	PLN	85,872	25,266,644	25,098,870	—	(167,774)

A1396

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble,
Expiring 04/05/18	Bank of America	RUB	260,380	$4,564,867	$4,541,612	$—	$(23,255)
Expiring 04/05/18	Bank of America	RUB	39,340	684,472	686,178	1,706	—
Expiring 04/05/18	Deutsche Bank AG	RUB	47,760	835,696	833,042	—	(2,654)
Expiring 04/05/18	JPMorgan Chase	RUB	507,940	8,898,823	8,859,615	—	(39,208)
Expiring 05/03/18	Bank of America	RUB	199,079	3,479,125	3,461,431	—	(17,694)
Expiring 05/03/18	Citigroup Global Markets	RUB	151,640	2,644,576	2,636,598	—	(7,978)
Singapore Dollar,
Expiring 04/05/18	Citigroup Global Markets	SGD	3,555	2,679,789	2,711,789	32,000	—
Expiring 04/05/18	Citigroup Global Markets	SGD	2,387	1,821,287	1,820,827	—	(460)
Expiring 04/05/18	Citigroup Global Markets	SGD	1,195	912,134	911,557	—	(577)
Expiring 04/05/18	Citigroup Global Markets	SGD	605	458,690	461,500	2,810	—
Expiring 04/05/18	Citigroup Global Markets	SGD	90	68,500	68,653	153	—
Expiring 04/05/18	Deutsche Bank AG	SGD	1,725	1,316,297	1,315,847	—	(450)
Expiring 04/05/18	JPMorgan Chase	SGD	4,897	3,737,749	3,735,480	—	(2,269)
Expiring 04/05/18	JPMorgan Chase	SGD	3,965	3,025,309	3,024,541	—	(768)
Expiring 05/02/18	Citigroup Global Markets	SGD	795	607,803	606,804	—	(999)
Expiring 05/02/18	JPMorgan Chase	SGD	3,965	3,028,017	3,026,385	—	(1,632)
South African Rand,
Expiring 04/05/18	Bank of America	ZAR	29,820	2,485,870	2,516,336	30,466	—
Expiring 04/05/18	Bank of America	ZAR	29,159	2,459,157	2,460,558	1,401	—
Expiring 04/05/18	Bank of America	ZAR	5,928	501,872	500,229	—	(1,643)
Expiring 04/05/18	Citigroup Global Markets	ZAR	29,820	2,492,602	2,516,336	23,734	—
Expiring 04/05/18	Citigroup Global Markets	ZAR	5,230	445,443	441,329	—	(4,114)
Expiring 04/05/18	Citigroup Global Markets	ZAR	3,952	335,279	333,486	—	(1,793)
Expiring 04/05/18	Citigroup Global Markets	ZAR	312	26,741	26,328	—	(413)
Expiring 04/05/18	JPMorgan Chase	ZAR	160,571	13,770,247	13,549,651	—	(220,596)
Expiring 04/05/18	JPMorgan Chase	ZAR	36,714	3,063,339	3,098,080	34,741	—
Expiring 04/05/18	JPMorgan Chase	ZAR	22,663	1,905,559	1,912,399	6,840	—
Expiring 04/05/18	JPMorgan Chase	ZAR	7,157	601,441	603,937	2,496	—
Expiring 04/05/18	JPMorgan Chase	ZAR	40	3,428	3,375	—	(53)
Expiring 05/02/18	Citigroup Global Markets	ZAR	8,010	671,738	673,344	1,606	—
Expiring 05/02/18	Citigroup Global Markets	ZAR	6,850	585,266	575,830	—	(9,436)
Expiring 05/02/18	Deutsche Bank AG	ZAR	58,920	5,016,347	4,952,983	—	(63,364)
Expiring 05/02/18	JPMorgan Chase	ZAR	29,470	2,489,651	2,477,332	—	(12,319)
Expiring 05/02/18	JPMorgan Chase	ZAR	29,470	2,494,920	2,477,331	—	(17,589)
Expiring 05/02/18	JPMorgan Chase	ZAR	352	30,076	29,590	—	(486)
South Korean Won,
Expiring 04/05/18	Citigroup Global Markets	KRW	26,146,959	24,282,996	24,536,313	253,317	—
Swedish Krona,
Expiring 04/05/18	Citigroup Global Markets	SEK	16,562	2,005,930	1,984,518	—	(21,412)
Expiring 04/05/18	Citigroup Global Markets	SEK	11,952	1,459,864	1,432,131	—	(27,733)
Expiring 04/05/18	Citigroup Global Markets	SEK	8,980	1,090,229	1,076,016	—	(14,213)
Expiring 04/05/18	JPMorgan Chase	SEK	1,513,634	182,513,312	181,369,029	—	(1,144,283)
Expiring 04/05/18	JPMorgan Chase	SEK	96,285	11,636,175	11,537,212	—	(98,963)
Expiring 04/05/18	JPMorgan Chase	SEK	64,702	7,901,129	7,752,824	—	(148,305)
Expiring 04/05/18	JPMorgan Chase	SEK	48,850	5,930,581	5,853,381	—	(77,200)
Expiring 04/05/18	JPMorgan Chase	SEK	41,035	4,999,974	4,916,960	—	(83,014)
Expiring 04/05/18	JPMorgan Chase	SEK	10,426	1,264,631	1,249,280	—	(15,351)
Expiring 04/05/18	JPMorgan Chase	SEK	10,260	1,245,509	1,229,390	—	(16,119)
Expiring 04/05/18	JPMorgan Chase	SEK	6,155	750,266	737,514	—	(12,752)
Expiring 04/05/18	JPMorgan Chase	SEK	4,970	603,097	595,523	—	(7,574)
Expiring 04/05/18	JPMorgan Chase	SEK	1,717	209,709	205,737	—	(3,972)

A1397

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 05/02/18	JPMorgan Chase	SEK	1,609,151	$196,893,655	$193,190,628	$—	$(3,703,027)
Swiss Franc,
Expiring 04/05/18	JPMorgan Chase	CHF	10,798	11,422,986	11,301,459	—	(121,527)
Expiring 04/05/18	JPMorgan Chase	CHF	3,602	3,799,277	3,769,943	—	(29,334)
Expiring 05/02/18	JPMorgan Chase	CHF	3,602	3,818,829	3,778,327	—	(40,502)
Thai Baht,
Expiring 04/05/18	Citigroup Global Markets	THB	170,862	5,479,419	5,465,330	—	(14,089)
Expiring 04/05/18	Citigroup Global Markets	THB	157,700	4,996,578	5,044,320	47,742	—
Expiring 05/02/18	Citigroup Global Markets	THB	157,250	5,047,490	5,034,438	—	(13,052)
Turkish Lira,
Expiring 04/05/18	Bank of America	TRY	16,596	4,157,129	4,197,622	40,493	—
Expiring 04/05/18	Bank of America	TRY	9,732	2,488,398	2,461,512	—	(26,886)
Expiring 04/05/18	Citigroup Global Markets	TRY	146,579	36,765,220	37,074,188	308,968	—
Expiring 04/05/18	Deutsche Bank AG	TRY	29,329	7,438,813	7,418,177	—	(20,636)
Expiring 04/05/18	JPMorgan Chase	TRY	95,371	23,888,437	24,122,163	233,726	—
Expiring 04/05/18	JPMorgan Chase	TRY	9,772	2,475,638	2,471,630	—	(4,008)
Expiring 04/05/18	JPMorgan Chase	TRY	9,732	2,486,611	2,461,512	—	(25,099)
Expiring 04/05/18	JPMorgan Chase	TRY	9,595	2,492,150	2,426,861	—	(65,289)
Expiring 04/05/18	JPMorgan Chase	TRY	9,595	2,493,587	2,426,861	—	(66,726)
Expiring 04/05/18	JPMorgan Chase	TRY	9,445	2,457,374	2,388,922	—	(68,452)
Expiring 04/05/18	JPMorgan Chase	TRY	9,445	2,457,554	2,388,921	—	(68,633)
Expiring 04/05/18	JPMorgan Chase	TRY	8,357	2,168,717	2,113,734	—	(54,983)
Expiring 05/02/18	Citigroup Global Markets	TRY	10,439	2,597,454	2,618,879	21,425	—
Expiring 05/02/18	Citigroup Global Markets	TRY	9,325	2,320,041	2,339,404	19,363	—
Expiring 05/02/18	Deutsche Bank AG	TRY	9,931	2,458,136	2,491,434	33,298	—
Expiring 05/02/18	JPMorgan Chase	TRY	19,873	4,940,964	4,985,629	44,665	—
Expiring 05/02/18	JPMorgan Chase	TRY	9,931	2,451,433	2,491,435	40,002	—
Expiring 05/02/18	JPMorgan Chase	TRY	9,931	2,457,438	2,491,434	33,996	—
Expiring 05/02/18	JPMorgan Chase	TRY	9,931	2,457,560	2,491,434	33,874	—
Expiring 05/02/18	JPMorgan Chase	TRY	9,931	2,458,441	2,491,435	32,994	—
Expiring 05/02/18	JPMorgan Chase	TRY	9,931	2,462,635	2,491,435	28,800	—

				$3,280,235,527	$3,255,772,638	4,710,279	(29,173,168)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/05/18	Bank of America	AUD	3,614	$2,788,107	$2,775,739	$12,368	$ —
Expiring 04/05/18	Citigroup Global Markets	AUD	20,500	15,837,388	15,745,059	92,329	—
Expiring 04/05/18	Citigroup Global Markets	AUD	18,014	13,913,880	13,835,682	78,198	—
Expiring 04/05/18	Citigroup Global Markets	AUD	2,082	1,606,201	1,599,084	7,117	—
Expiring 04/05/18	Citigroup Global Markets	AUD	1,596	1,245,726	1,225,811	19,915	—
Expiring 04/05/18	Citigroup Global Markets	AUD	580	449,268	445,470	3,798	—
Expiring 04/05/18	Deutsche Bank AG	AUD	835	644,172	641,323	2,849	—
Expiring 04/05/18	JPMorgan Chase	AUD	3,595	2,809,550	2,761,146	48,404	—
Expiring 04/05/18	JPMorgan Chase	AUD	3,298	2,541,452	2,533,034	8,418	—
Expiring 04/05/18	JPMorgan Chase	AUD	3,220	2,524,164	2,473,126	51,038	—
Expiring 04/05/18	JPMorgan Chase	AUD	1,649	1,275,244	1,266,517	8,727	—
Expiring 04/05/18	JPMorgan Chase	AUD	1,641	1,262,822	1,260,373	2,449	—
Expiring 04/05/18	JPMorgan Chase	AUD	1,596	1,244,947	1,225,810	19,137	—
Expiring 05/02/18	Citigroup Global Markets	AUD	22,630	17,484,677	17,381,379	103,298	—

A1398

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/02/18	JPMorgan Chase	AUD	3,271	$2,508,945	$2,512,350	$—	$(3,405)
Expiring 05/02/18	JPMorgan Chase	AUD	1,649	1,265,970	1,266,544	—	(574)
Expiring 05/02/18	JPMorgan Chase	AUD	1,309	1,005,590	1,005,402	188	—
Expiring 05/02/18	JPMorgan Chase	AUD	981	752,645	753,475	—	(830)
Brazilian Real,
Expiring 04/03/18	Bank of America	BRL	5,612	1,731,698	1,699,173	32,525	—
Expiring 04/03/18	Bank of America	BRL	1,940	587,968	587,384	584	—
Expiring 04/03/18	Citigroup Global Markets	BRL	1,940	583,669	587,383	—	(3,714)
Expiring 04/03/18	Deutsche Bank AG	BRL	1,740	528,554	526,828	1,726	—
Expiring 05/03/18	Bank of America	BRL	7,352	2,221,954	2,220,561	1,393	—
Expiring 05/03/18	Deutsche Bank AG	BRL	3,380	1,021,920	1,020,878	1,042	—
Expiring 05/03/18	Deutsche Bank AG	BRL	1,505	452,020	454,563	—	(2,543)
British Pound,
Expiring 04/05/18	Bank of America	GBP	3,684	5,110,832	5,170,169	—	(59,337)
Expiring 04/05/18	Bank of America	GBP	913	1,277,443	1,281,315	—	(3,872)
Expiring 04/05/18	Citigroup Global Markets	GBP	17,795	24,571,514	24,973,711	—	(402,197)
Expiring 04/05/18	Citigroup Global Markets	GBP	10,648	14,706,922	14,943,527	—	(236,605)
Expiring 04/05/18	Citigroup Global Markets	GBP	8,898	12,269,328	12,487,557	—	(218,229)
Expiring 04/05/18	Citigroup Global Markets	GBP	3,684	5,104,587	5,170,168	—	(65,581)
Expiring 04/05/18	Citigroup Global Markets	GBP	3,684	5,101,552	5,170,169	—	(68,617)
Expiring 04/05/18	Citigroup Global Markets	GBP	3,684	5,094,825	5,170,169	—	(75,344)
Expiring 04/05/18	Citigroup Global Markets	GBP	1,825	2,539,124	2,561,226	—	(22,102)
Expiring 04/05/18	Citigroup Global Markets	GBP	1,457	2,010,596	2,044,771	—	(34,175)
Expiring 04/05/18	Citigroup Global Markets	GBP	858	1,194,794	1,204,127	—	(9,333)
Expiring 04/05/18	Citigroup Global Markets	GBP	715	993,940	1,003,439	—	(9,499)
Expiring 04/05/18	Citigroup Global Markets	GBP	215	299,072	301,733	—	(2,661)
Expiring 04/05/18	Deutsche Bank AG	GBP	8,898	12,281,287	12,487,557	—	(206,270)
Expiring 04/05/18	Deutsche Bank AG	GBP	4,335	5,997,828	6,083,789	—	(85,961)
Expiring 04/05/18	Deutsche Bank AG	GBP	3,684	5,108,050	5,170,168	—	(62,118)
Expiring 04/05/18	JPMorgan Chase	GBP	171,278	235,817,078	240,373,543	—	(4,556,465)
Expiring 04/05/18	JPMorgan Chase	GBP	66,364	94,447,986	93,136,012	1,311,974	—
Expiring 04/05/18	JPMorgan Chase	GBP	8,637	11,928,077	12,121,267	—	(193,190)
Expiring 04/05/18	JPMorgan Chase	GBP	3,594	5,003,728	5,043,861	—	(40,133)
Expiring 04/05/18	JPMorgan Chase	GBP	1,811	2,494,022	2,541,578	—	(47,556)
Expiring 04/05/18	JPMorgan Chase	GBP	1,803	2,494,244	2,530,351	—	(36,107)
Expiring 04/05/18	JPMorgan Chase	GBP	906	1,259,830	1,271,491	—	(11,661)
Expiring 04/05/18	JPMorgan Chase	GBP	906	1,253,987	1,271,491	—	(17,504)
Expiring 04/05/18	JPMorgan Chase	GBP	901	1,260,472	1,264,474	—	(4,002)
Expiring 04/05/18	JPMorgan Chase	GBP	899	1,248,355	1,261,667	—	(13,312)
Expiring 04/05/18	JPMorgan Chase	GBP	894	1,248,912	1,254,650	—	(5,738)
Expiring 04/05/18	JPMorgan Chase	GBP	539	753,326	756,439	—	(3,113)
Expiring 04/05/18	JPMorgan Chase	GBP	453	633,701	635,746	—	(2,045)
Expiring 04/05/18	JPMorgan Chase	GBP	453	629,618	635,745	—	(6,127)
Expiring 05/02/18	Citigroup Global Markets	GBP	1,305	1,832,784	1,833,525	—	(741)
Expiring 05/02/18	JPMorgan Chase	GBP	213,931	304,530,585	300,573,044	3,957,541	—
Expiring 05/02/18	JPMorgan Chase	GBP	3,292	4,622,353	4,625,260	—	(2,907)
Expiring 05/02/18	JPMorgan Chase	GBP	905	1,290,249	1,271,525	18,724	—
Canadian Dollar,
Expiring 04/05/18	Bank of America	CAD	1,995	1,533,990	1,548,703	—	(14,713)
Expiring 04/05/18	Citigroup Global Markets	CAD	33,863	26,226,479	26,287,592	—	(61,113)
Expiring 04/05/18	Citigroup Global Markets	CAD	17,262	13,394,680	13,400,361	—	(5,681)
Expiring 04/05/18	Citigroup Global Markets	CAD	2,395	1,830,701	1,859,221	—	(28,520)

A1399

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/05/18	Deutsche Bank AG	CAD	628	$486,370	$487,512	$—	$(1,142)
Expiring 04/05/18	JPMorgan Chase	CAD	36,982	28,776,922	28,708,847	68,075	—
Expiring 04/05/18	JPMorgan Chase	CAD	15,074	11,675,478	11,701,832	—	(26,354)
Expiring 04/05/18	JPMorgan Chase	CAD	3,140	2,436,388	2,437,558	—	(1,170)
Expiring 04/05/18	JPMorgan Chase	CAD	1,328	1,035,103	1,030,916	4,187	—
Expiring 04/05/18	JPMorgan Chase	CAD	1,313	1,003,769	1,019,272	—	(15,503)
Expiring 04/05/18	JPMorgan Chase	CAD	665	512,143	516,234	—	(4,091)
Expiring 05/02/18	Citigroup Global Markets	CAD	35,858	27,838,298	27,850,834	—	(12,536)
Expiring 05/02/18	JPMorgan Chase	CAD	1,460	1,132,921	1,133,979	—	(1,058)
Expiring 05/02/18	JPMorgan Chase	CAD	1,035	801,994	803,882	—	(1,888)
Chinese Renminbi,
Expiring 06/20/18	Bank of America	CNH	12,938	2,037,937	2,054,787	—	(16,850)
Expiring 06/20/18	JPMorgan Chase	CNH	10,618	1,672,524	1,686,330	—	(13,806)
Expiring 06/20/18	JPMorgan Chase	CNH	7,183	1,129,179	1,140,790	—	(11,611)
Colombian Peso,
Expiring 04/05/18	Deutsche Bank AG	COP	3,556,850	1,240,328	1,272,892	—	(32,564)
Expiring 05/02/18	Deutsche Bank AG	COP	2,536,560	894,888	907,312	—	(12,424)
Czech Koruna,
Expiring 04/05/18	Bank of America	CZK	23,540	1,142,907	1,140,671	2,236	—
Expiring 04/05/18	Citigroup Global Markets	CZK	16,130	785,885	781,606	4,279	—
Expiring 04/05/18	Citigroup Global Markets	CZK	7,410	355,504	359,064	—	(3,560)
Expiring 04/05/18	JPMorgan Chase	CZK	37,992	1,821,091	1,840,967	—	(19,876)
Expiring 04/05/18	JPMorgan Chase	CZK	7,410	360,989	359,064	1,925	—
Expiring 05/02/18	JPMorgan Chase	CZK	37,992	1,856,297	1,843,492	12,805	—
Danish Krone,
Expiring 04/05/18	Citigroup Global Markets	DKK	31,678	5,210,124	5,231,239	—	(21,115)
Expiring 05/02/18	Citigroup Global Markets	DKK	31,678	5,290,344	5,241,504	48,840	—
Euro,
Expiring 04/05/18	Bank of America	EUR	285,901	352,258,637	351,961,845	296,792	—
Expiring 04/05/18	Bank of America	EUR	1,034	1,278,714	1,272,918	5,796	—
Expiring 04/05/18	Bank of America	EUR	495	608,781	609,376	—	(595)
Expiring 04/05/18	Citigroup Global Markets	EUR	12,862	15,828,389	15,833,919	—	(5,530)
Expiring 04/05/18	Citigroup Global Markets	EUR	8,242	10,164,479	10,146,413	18,066	—
Expiring 04/05/18	Citigroup Global Markets	EUR	4,121	5,084,032	5,073,206	10,826	—
Expiring 04/05/18	Citigroup Global Markets	EUR	4,080	5,071,452	5,022,733	48,719	—
Expiring 04/05/18	Citigroup Global Markets	EUR	2,577	3,158,559	3,172,446	—	(13,887)
Expiring 04/05/18	Citigroup Global Markets	EUR	1,918	2,339,065	2,361,177	—	(22,112)
Expiring 04/05/18	Citigroup Global Markets	EUR	1,435	1,782,196	1,766,574	15,622	—
Expiring 04/05/18	Citigroup Global Markets	EUR	1,219	1,506,595	1,500,665	5,930	—
Expiring 04/05/18	Citigroup Global Markets	EUR	1,213	1,495,355	1,493,278	2,077	—
Expiring 04/05/18	Citigroup Global Markets	EUR	1,033	1,274,146	1,271,687	2,459	—
Expiring 04/05/18	Citigroup Global Markets	EUR	894	1,104,958	1,100,569	4,389	—
Expiring 04/05/18	Citigroup Global Markets	EUR	278	340,165	342,236	—	(2,071)
Expiring 04/05/18	Deutsche Bank AG	EUR	315,389	392,651,753	388,263,400	4,388,353	—
Expiring 04/05/18	Deutsche Bank AG	EUR	3,076	3,785,670	3,786,747	—	(1,077)
Expiring 04/05/18	Deutsche Bank AG	EUR	1,249	1,553,615	1,537,596	16,019	—
Expiring 04/05/18	Deutsche Bank AG	EUR	525	650,683	646,307	4,376	—
Expiring 04/05/18	JPMorgan Chase	EUR	20,514	25,274,653	25,254,005	20,648	—
Expiring 04/05/18	JPMorgan Chase	EUR	13,529	16,572,687	16,655,038	—	(82,351)
Expiring 04/05/18	JPMorgan Chase	EUR	4,346	5,335,319	5,350,195	—	(14,876)
Expiring 04/05/18	JPMorgan Chase	EUR	3,083	3,804,555	3,795,364	9,191	—
Expiring 04/05/18	JPMorgan Chase	EUR	2,100	2,587,353	2,585,230	2,123	—

A1400

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/05/18	JPMorgan Chase	EUR	1,736	$2,134,461	$2,137,124	$—	$(2,663)
Expiring 04/05/18	JPMorgan Chase	EUR	1,295	1,598,470	1,594,225	4,245	—
Expiring 04/05/18	JPMorgan Chase	EUR	1,037	1,276,609	1,276,611	—	(2)
Expiring 04/05/18	JPMorgan Chase	EUR	1,034	1,275,020	1,272,918	2,102	—
Expiring 04/05/18	JPMorgan Chase	EUR	1,030	1,271,446	1,267,993	3,453	—
Expiring 04/05/18	JPMorgan Chase	EUR	1,011	1,258,321	1,244,604	13,717	—
Expiring 05/02/18	Bank of America	EUR	1,033	1,274,387	1,274,142	245	—
Expiring 05/02/18	Citigroup Global Markets	EUR	4,655	5,736,166	5,741,660	—	(5,494)
Expiring 05/02/18	Deutsche Bank AG	EUR	317,961	396,275,451	392,185,570	4,089,881	—
Expiring 05/02/18	JPMorgan Chase	EUR	7,920	9,757,765	9,768,839	—	(11,074)
Expiring 05/02/18	JPMorgan Chase	EUR	2,068	2,578,819	2,550,752	28,067	—
Expiring 05/02/18	JPMorgan Chase	EUR	1,241	1,529,983	1,530,698	—	(715)
Expiring 05/02/18	JPMorgan Chase	EUR	1,034	1,292,356	1,275,376	16,980	—
Expiring 05/02/18	JPMorgan Chase	EUR	827	1,031,544	1,020,054	11,490	—
Hungarian Forint,
Expiring 04/05/18	Citigroup Global Markets	HUF	447,500	1,738,174	1,763,588	—	(25,414)
Expiring 04/05/18	Citigroup Global Markets	HUF	193,700	755,226	763,367	—	(8,141)
Expiring 04/05/18	Citigroup Global Markets	HUF	115,600	459,552	455,577	3,975	—
Expiring 04/05/18	Deutsche Bank AG	HUF	115,600	459,973	455,577	4,396	—
Expiring 05/02/18	Citigroup Global Markets	HUF	134,700	536,369	531,721	4,648	—
Indian Rupee,
Expiring 04/05/18	Deutsche Bank AG	INR	89,080	1,361,289	1,364,607	—	(3,318)
Expiring 04/05/18	Deutsche Bank AG	INR	72,820	1,110,569	1,115,522	—	(4,953)
Expiring 04/05/18	JPMorgan Chase	INR	190,341	2,932,338	2,915,813	16,525	—
Expiring 04/05/18	JPMorgan Chase	INR	38,450	586,897	589,011	—	(2,114)
Expiring 04/05/18	JPMorgan Chase	INR	29,080	444,764	445,473	—	(709)
Expiring 05/02/18	JPMorgan Chase	INR	229,430	3,520,485	3,502,818	17,667	—
Indonesian Rupiah,
Expiring 04/05/18	Citigroup Global Markets	IDR	44,479,000	3,221,482	3,228,973	—	(7,491)
Expiring 04/05/18	Citigroup Global Markets	IDR	28,033,950	2,043,619	2,035,138	8,481	—
Expiring 05/02/18	Citigroup Global Markets	IDR	44,479,000	3,236,366	3,221,972	14,394	—
Israeli Shekel,
Expiring 04/05/18	Bank of America	ILS	8,070	2,306,616	2,301,698	4,918	—
Expiring 04/05/18	Bank of America	ILS	4,041	1,154,917	1,152,561	2,356	—
Expiring 04/05/18	Citigroup Global Markets	ILS	11,771	3,392,541	3,357,285	35,256	—
Expiring 04/05/18	Citigroup Global Markets	ILS	2,610	759,248	744,415	14,833	—
Expiring 04/05/18	Deutsche Bank AG	ILS	1,800	514,437	513,390	1,047	—
Expiring 04/05/18	JPMorgan Chase	ILS	3,660	1,046,036	1,043,893	2,143	—
Expiring 05/02/18	Bank of America	ILS	8,911	2,551,079	2,545,767	5,312	—
Expiring 05/02/18	JPMorgan Chase	ILS	3,465	988,398	989,910	—	(1,512)
Japanese Yen,
Expiring 04/05/18	Bank of America	JPY	2,695,545	25,674,865	25,344,022	330,843	—
Expiring 04/05/18	Citigroup Global Markets	JPY	1,481,063	14,106,222	13,925,234	180,988	—
Expiring 04/05/18	Citigroup Global Markets	JPY	401,052	3,805,553	3,770,767	34,786	—
Expiring 04/05/18	Deutsche Bank AG	JPY	2,254,686	21,168,773	21,198,983	—	(30,210)
Expiring 04/05/18	Deutsche Bank AG	JPY	429,464	4,039,353	4,037,902	1,451	—
Expiring 04/05/18	Deutsche Bank AG	JPY	230,439	2,155,594	2,166,631	—	(11,037)
Expiring 04/05/18	Deutsche Bank AG	JPY	134,275	1,283,751	1,262,479	21,272	—
Expiring 04/05/18	Deutsche Bank AG	JPY	48,400	453,597	455,066	—	(1,469)
Expiring 04/05/18	JPMorgan Chase	JPY	39,798,780	374,135,537	374,195,630	—	(60,093)
Expiring 04/05/18	JPMorgan Chase	JPY	4,176,608	39,730,186	39,269,256	460,930	—
Expiring 04/05/18	JPMorgan Chase	JPY	2,684,150	25,145,723	25,236,884	—	(91,161)

A1401

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/05/18	JPMorgan Chase	JPY	631,491	$6,015,277	$5,937,397	$77,880	$—
Expiring 04/05/18	JPMorgan Chase	JPY	269,900	2,540,331	2,537,651	2,680	—
Expiring 04/05/18	JPMorgan Chase	JPY	268,550	2,542,899	2,524,957	17,942	—
Expiring 04/05/18	JPMorgan Chase	JPY	134,950	1,279,237	1,268,826	10,411	—
Expiring 04/05/18	JPMorgan Chase	JPY	134,275	1,273,953	1,262,479	11,474	—
Expiring 05/02/18	JPMorgan Chase	JPY	46,716,421	445,173,952	439,993,083	5,180,869	—
Mexican Peso,
Expiring 04/05/18	Bank of America	MXN	15,690	844,653	862,111	—	(17,458)
Expiring 04/05/18	Citigroup Global Markets	MXN	238,685	12,546,519	13,114,908	—	(568,389)
Expiring 04/05/18	Citigroup Global Markets	MXN	136,131	7,402,158	7,479,924	—	(77,766)
Expiring 04/05/18	Citigroup Global Markets	MXN	46,994	2,474,693	2,582,156	—	(107,463)
Expiring 04/05/18	Citigroup Global Markets	MXN	46,994	2,473,862	2,582,156	—	(108,294)
Expiring 04/05/18	Citigroup Global Markets	MXN	28,180	1,519,056	1,548,393	—	(29,337)
Expiring 04/05/18	Citigroup Global Markets	MXN	9,890	519,645	543,421	—	(23,776)
Expiring 04/05/18	Citigroup Global Markets	MXN	8,440	445,741	463,749	—	(18,008)
Expiring 04/05/18	JPMorgan Chase	MXN	238,685	12,976,666	13,114,907	—	(138,241)
Expiring 04/05/18	JPMorgan Chase	MXN	136,131	7,390,155	7,479,924	—	(89,769)
Expiring 04/05/18	JPMorgan Chase	MXN	46,994	2,483,165	2,582,156	—	(98,991)
Expiring 04/05/18	JPMorgan Chase	MXN	46,994	2,479,876	2,582,157	—	(102,281)
Expiring 04/05/18	JPMorgan Chase	MXN	46,994	2,470,764	2,582,157	—	(111,393)
Expiring 05/02/18	Citigroup Global Markets	MXN	12,450	679,027	681,222	—	(2,195)
Expiring 05/02/18	JPMorgan Chase	MXN	395,357	21,373,619	21,632,622	—	(259,003)
New Taiwanese Dollar,
Expiring 04/03/18	Bank of America	TWD	59,910	2,043,455	2,055,426	—	(11,971)
Expiring 04/03/18	Bank of America	TWD	58,680	2,007,183	2,013,226	—	(6,043)
Expiring 04/03/18	Citigroup Global Markets	TWD	10,769	367,489	369,469	—	(1,980)
Expiring 04/03/18	JPMorgan Chase	TWD	129,359	4,439,986	4,438,120	1,866	—
New Zealand Dollar,
Expiring 04/05/18	Bank of America	NZD	3,507	2,544,560	2,534,464	10,096	—
Expiring 04/05/18	Bank of America	NZD	1,762	1,278,595	1,273,375	5,220	—
Expiring 04/05/18	Citigroup Global Markets	NZD	10,880	7,927,658	7,862,837	64,821	—
Expiring 04/05/18	Citigroup Global Markets	NZD	1,726	1,266,799	1,247,358	19,441	—
Expiring 04/05/18	Citigroup Global Markets	NZD	1,718	1,240,688	1,241,577	—	(889)
Expiring 04/05/18	Deutsche Bank AG	NZD	33,072	24,096,689	23,900,711	195,978	—
Expiring 04/05/18	Deutsche Bank AG	NZD	11,406	8,321,772	8,242,970	78,802	—
Expiring 04/05/18	Deutsche Bank AG	NZD	692	504,053	500,100	3,953	—
Expiring 04/05/18	JPMorgan Chase	NZD	109,997	79,332,475	79,493,425	—	(160,950)
Expiring 04/05/18	JPMorgan Chase	NZD	5,209	3,808,810	3,764,477	44,333	—
Expiring 04/05/18	JPMorgan Chase	NZD	1,762	1,275,068	1,273,375	1,693	—
Expiring 04/05/18	JPMorgan Chase	NZD	1,762	1,273,010	1,273,375	—	(365)
Expiring 04/05/18	JPMorgan Chase	NZD	1,762	1,270,462	1,273,375	—	(2,913)
Expiring 04/05/18	JPMorgan Chase	NZD	1,726	1,263,425	1,247,358	16,067	—
Expiring 04/05/18	JPMorgan Chase	NZD	1,726	1,256,480	1,247,358	9,122	—
Expiring 04/05/18	JPMorgan Chase	NZD	1,718	1,250,276	1,241,576	8,700	—
Expiring 04/05/18	JPMorgan Chase	NZD	1,370	989,566	990,081	—	(515)
Expiring 04/05/18	JPMorgan Chase	NZD	1,173	856,925	847,713	9,212	—
Expiring 04/05/18	JPMorgan Chase	NZD	725	524,678	523,948	730	—
Expiring 04/05/18	JPMorgan Chase	NZD	553	403,989	399,646	4,343	—
Expiring 05/02/18	Deutsche Bank AG	NZD	43,952	32,062,720	31,761,039	301,681	—
Norwegian Krone,
Expiring 04/05/18	Citigroup Global Markets	NOK	134,764	16,998,851	17,195,584	—	(196,733)
Expiring 04/05/18	Citigroup Global Markets	NOK	23,992	3,122,291	3,061,326	60,965	—

A1402

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/05/18	Citigroup Global Markets	NOK	11,750	$1,518,880	$1,499,273	$19,607	$—
Expiring 04/05/18	Citigroup Global Markets	NOK	9,852	1,283,432	1,257,093	26,339	—
Expiring 04/05/18	Citigroup Global Markets	NOK	9,839	1,267,777	1,255,434	12,343	—
Expiring 04/05/18	Citigroup Global Markets	NOK	5,320	687,309	678,820	8,489	—
Expiring 04/05/18	Deutsche Bank AG	NOK	9,794	1,268,554	1,249,692	18,862	—
Expiring 04/05/18	JPMorgan Chase	NOK	43,254	5,628,387	5,519,113	109,274	—
Expiring 04/05/18	JPMorgan Chase	NOK	39,110	5,081,476	4,990,348	91,128	—
Expiring 04/05/18	JPMorgan Chase	NOK	23,992	3,117,279	3,061,325	55,954	—
Expiring 04/05/18	JPMorgan Chase	NOK	9,852	1,269,040	1,257,094	11,946	—
Expiring 04/05/18	JPMorgan Chase	NOK	9,852	1,262,444	1,257,093	5,351	—
Expiring 04/05/18	JPMorgan Chase	NOK	9,839	1,281,135	1,255,434	25,701	—
Expiring 04/05/18	JPMorgan Chase	NOK	9,839	1,264,619	1,255,434	9,185	—
Expiring 04/05/18	JPMorgan Chase	NOK	9,679	1,231,784	1,235,019	—	(3,235)
Expiring 05/02/18	JPMorgan Chase	NOK	69,768	9,072,624	8,909,580	163,044	—
Peruvian Nuevo Sol,
Expiring 04/05/18	Bank of America	PEN	8,364	2,601,555	2,591,988	9,567	—
Expiring 04/05/18	Deutsche Bank AG	PEN	2,681	819,627	830,837	—	(11,210)
Expiring 05/02/18	Bank of America	PEN	2,681	833,385	830,044	3,341	—
Polish Zloty,
Expiring 04/05/18	Bank of America	PLN	65,747	19,385,332	19,208,622	176,710	—
Expiring 04/05/18	Bank of America	PLN	26,381	7,673,535	7,707,464	—	(33,929)
Expiring 04/05/18	Bank of America	PLN	1,555	456,413	454,308	2,105	—
Expiring 04/05/18	Citigroup Global Markets	PLN	85,872	25,255,349	25,088,335	167,014	—
Expiring 04/05/18	Citigroup Global Markets	PLN	15,052	4,443,184	4,397,588	45,596	—
Expiring 05/02/18	Citigroup Global Markets	PLN	15,052	4,428,842	4,399,434	29,408	—
Russian Ruble,
Expiring 04/05/18	Bank of America	RUB	199,079	3,490,165	3,472,385	17,780	—
Expiring 04/05/18	Bank of America	RUB	25,260	447,793	440,591	7,202	—
Expiring 04/05/18	Citigroup Global Markets	RUB	87,700	1,514,419	1,529,685	—	(15,266)
Expiring 04/05/18	Citigroup Global Markets	RUB	81,070	1,409,607	1,414,043	—	(4,436)
Expiring 04/05/18	JPMorgan Chase	RUB	462,311	8,099,428	8,063,742	35,686	—
Expiring 05/03/18	Bank of America	RUB	260,380	4,550,427	4,527,285	23,142	—
Expiring 05/03/18	Bank of America	RUB	39,250	679,418	682,448	—	(3,030)
Expiring 05/03/18	Deutsche Bank AG	RUB	52,100	898,818	905,874	—	(7,056)
Expiring 05/03/18	Deutsche Bank AG	RUB	30,410	527,539	528,745	—	(1,206)
Singapore Dollar,
Expiring 04/05/18	Citigroup Global Markets	SGD	3,965	3,025,304	3,024,541	763	—
Expiring 04/05/18	Citigroup Global Markets	SGD	2,582	1,946,333	1,969,575	—	(23,242)
Expiring 04/05/18	Citigroup Global Markets	SGD	643	484,350	490,487	—	(6,137)
Expiring 04/05/18	Citigroup Global Markets	SGD	642	483,633	489,724	—	(6,091)
Expiring 04/05/18	Deutsche Bank AG	SGD	1,725	1,308,780	1,315,847	—	(7,067)
Expiring 04/05/18	JPMorgan Chase	SGD	4,112	3,137,470	3,136,674	796	—
Expiring 04/05/18	JPMorgan Chase	SGD	3,965	3,026,378	3,024,541	1,837	—
Expiring 04/05/18	JPMorgan Chase	SGD	785	593,543	598,806	—	(5,263)
Expiring 05/02/18	JPMorgan Chase	SGD	4,897	3,739,772	3,737,757	2,015	—
South African Rand,
Expiring 04/05/18	Bank of America	ZAR	29,820	2,511,369	2,516,336	—	(4,967)
Expiring 04/05/18	Bank of America	ZAR	29,820	2,487,734	2,516,336	—	(28,602)
Expiring 04/05/18	Bank of America	ZAR	4,915	407,698	414,748	—	(7,050)
Expiring 04/05/18	Bank of America	ZAR	352	30,164	29,703	461	—
Expiring 04/05/18	Citigroup Global Markets	ZAR	29,164	2,477,201	2,460,980	16,221	—
Expiring 04/05/18	Citigroup Global Markets	ZAR	10,150	850,084	856,500	—	(6,416)

A1403

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/05/18	JPMorgan Chase	ZAR	192,714	$16,079,653	$16,262,012	$—	$(182,359)
Expiring 04/05/18	JPMorgan Chase	ZAR	29,164	2,446,963	2,460,981	—	(14,018)
Expiring 04/05/18	JPMorgan Chase	ZAR	4,915	407,735	414,748	—	(7,013)
Expiring 04/05/18	JPMorgan Chase	ZAR	352	30,187	29,703	484	—
Expiring 05/02/18	Citigroup Global Markets	ZAR	7,135	609,740	599,788	9,952	—
Expiring 05/02/18	Deutsche Bank AG	ZAR	7,135	609,294	599,788	9,506	—
Expiring 05/02/18	JPMorgan Chase	ZAR	160,571	13,719,702	13,498,054	221,648	—
Expiring 05/02/18	JPMorgan Chase	ZAR	29,460	2,509,156	2,476,491	32,665	—
South Korean Won,
Expiring 04/05/18	Citigroup Global Markets	KRW	8,025,308	7,513,278	7,530,951	—	(17,673)
Expiring 04/05/18	Deutsche Bank AG	KRW	17,569,221	16,223,034	16,486,962	—	(263,928)
Expiring 04/05/18	Deutsche Bank AG	KRW	552,430	510,823	518,400	—	(7,577)
Expiring 05/02/18	Citigroup Global Markets	KRW	26,146,959	24,332,712	24,559,437	—	(226,725)
Expiring 05/02/18	JPMorgan Chase	KRW	573,900	535,105	539,056	—	(3,951)
Swedish Krona,
Expiring 04/05/18	Citigroup Global Markets	SEK	17,670	2,145,504	2,117,283	28,221	—
Expiring 04/05/18	Citigroup Global Markets	SEK	11,952	1,449,510	1,432,132	17,378	—
Expiring 04/05/18	Citigroup Global Markets	SEK	6,155	756,112	737,514	18,598	—
Expiring 04/05/18	Citigroup Global Markets	SEK	1,717	209,721	205,737	3,984	—
Expiring 04/05/18	JPMorgan Chase	SEK	1,609,151	196,502,582	192,814,216	3,688,366	—
Expiring 04/05/18	JPMorgan Chase	SEK	156,693	18,893,972	18,775,515	118,457	—
Expiring 04/05/18	JPMorgan Chase	SEK	11,952	1,459,780	1,432,131	27,649	—
Expiring 04/05/18	JPMorgan Chase	SEK	10,260	1,245,439	1,229,390	16,049	—
Expiring 04/05/18	JPMorgan Chase	SEK	9,978	1,220,284	1,195,599	24,685	—
Expiring 05/02/18	JPMorgan Chase	SEK	64,702	7,916,854	7,767,960	148,894	—
Expiring 05/02/18	JPMorgan Chase	SEK	9,330	1,123,014	1,120,136	2,878	—
Swiss Franc,
Expiring 04/05/18	JPMorgan Chase	CHF	10,798	11,477,173	11,301,458	175,715	—
Expiring 04/05/18	JPMorgan Chase	CHF	3,602	3,810,483	3,769,944	40,539	—
Expiring 05/02/18	JPMorgan Chase	CHF	10,798	11,448,006	11,326,589	121,417	—
Thai Baht,
Expiring 04/05/18	Citigroup Global Markets	THB	171,312	5,427,862	5,479,725	—	(51,863)
Expiring 04/05/18	Citigroup Global Markets	THB	157,250	5,042,893	5,029,927	12,966	—
Expiring 05/02/18	Citigroup Global Markets	THB	170,862	5,484,415	5,470,233	14,182	—
Turkish Lira,
Expiring 04/05/18	Bank of America	TRY	19,870	5,028,343	5,025,714	2,629	—
Expiring 04/05/18	Bank of America	TRY	6,458	1,661,448	1,633,420	28,028	—
Expiring 04/05/18	Citigroup Global Markets	TRY	101,528	25,426,127	25,679,451	—	(253,324)
Expiring 04/05/18	Citigroup Global Markets	TRY	19,870	5,049,042	5,025,714	23,328	—
Expiring 04/05/18	Citigroup Global Markets	TRY	10,439	2,618,330	2,640,334	—	(22,004)
Expiring 04/05/18	Citigroup Global Markets	TRY	4,125	1,048,007	1,043,335	4,672	—
Expiring 04/05/18	Citigroup Global Markets	TRY	3,815	975,329	964,927	10,402	—
Expiring 04/05/18	Citigroup Global Markets	TRY	2,920	750,180	738,555	11,625	—
Expiring 04/05/18	Citigroup Global Markets	TRY	2,152	553,640	544,304	9,336	—
Expiring 04/05/18	Citigroup Global Markets	TRY	1,730	448,261	437,569	10,692	—
Expiring 04/05/18	Deutsche Bank AG	TRY	18,890	4,908,042	4,777,842	130,200	—
Expiring 04/05/18	Deutsche Bank AG	TRY	10,439	2,614,444	2,640,334	—	(25,890)
Expiring 04/05/18	JPMorgan Chase	TRY	72,202	18,737,073	18,262,033	475,040	—
Expiring 04/05/18	JPMorgan Chase	TRY	19,553	4,970,752	4,945,535	25,217	—
Expiring 04/05/18	JPMorgan Chase	TRY	19,552	4,974,064	4,945,283	28,781	—
Expiring 04/05/18	JPMorgan Chase	TRY	19,465	5,004,808	4,923,277	81,531	—
Expiring 04/05/18	JPMorgan Chase	TRY	19,190	4,944,602	4,853,722	90,880	—

A1404

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

			Notional	Value at
			Amount	Settlement	Current	Unrealized	Unrealized
Sale Contracts	Counterparty		(000)	Date	Value	Appreciation	Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/05/18	JPMorgan Chase	TRY	8,040	$2,086,074	$2,033,555	$52,519	$—
Expiring 04/05/18	JPMorgan Chase	TRY	3,310	839,974	837,198	2,776	—
Expiring 05/02/18	Citigroup Global Markets	TRY	146,579	36,472,091	36,772,929	—	(300,838)

				$4,205,949,110	$4,187,793,500	29,070,911	(10,915,301)

						$33,781,190	$(40,088,469)

Credit default swap agreements outstanding at March 31, 2018:

					Upfront
			Notional		Premiums	Unrealized
	Termination	Fixed	Amount	Fair	Paid	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Value(4)	(Received)	(Depreciation)	Counterparty

OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,505	$(5,949)	$13,426	$(19,375)	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500%(M)	1,510	583	33,098	(32,515)	Morgan Stanley

				$(5,366)	$46,524	$(51,890)

					Upfront
			Notional		Premiums	Unrealized
	Termination	Fixed	Amount	Fair	Paid	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Value(4)	(Received)	(Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.BBB.6	05/11/63	3.000%(M)	2,475	$(363,144)	$(316,972)	$(46,172)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%(M)	5	(734)	(640)	(94)	Morgan Stanley

				$(363,878)	$(317,612)	$(46,266)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1405

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	82,760	12/20/21	2.770%(S)	6 Month	$382,221	$223,183	$(159,038)
				BBSW(2)(S)
AUD	6,850	09/19/23	2.760%(S)	6 Month	667	(42,270)	(42,937)
				BBSW(1)(S)
CAD	9,810	03/20/23	2.620%(S)	3 Month	10,683	(23,505)	(34,188)
				CDOR(1)(S)
CAD	6,940	09/19/23	2.460%(S)	3 Month	(1,035)	(5,318)	(4,283)
				CDOR(1)(S)
CAD	7,160	03/22/28	2.810%(S)	3 Month	11,536	(39,519)	(51,055)
				CDOR(1)(S)
CAD	3,265	09/19/28	2.610%(S)	3 Month	(4,202)	(13,943)	(9,741)
				CDOR(1)(S)
EUR	5,925	03/18/23	0.790%(A)	6 Month	(28,187)	20,078	48,265
				EURIBOR(2)(S)
EUR	82,045	06/20/23	0.630%(A)	6 Month	(267,390)	(1,020,769)	(753,379)
				EURIBOR(1)(S)
EUR	8,265	09/19/23	0.620%(A)	6 Month	1,021	59,799	58,778
				EURIBOR(2)(S)
EUR	8,363	09/19/28	1.140%(A)	6 Month	(40,307)	(72,420)	(32,113)
				EURIBOR(1)(S)
EUR	1,880	09/19/28	1.190%(A)	6 Month	229	27,526	27,297
				EURIBOR(2)(S)
EUR	19,460	07/04/42	1.516%(A)	6 Month	(2,540)	114,675	117,215
				EURIBOR(2)(S)
EUR	16,360	06/22/48	1.714%(A)	6 Month	283,982	1,081,970	797,988
				EURIBOR(2)(S)
GBP	5,360	03/20/23	1.478%(S)	6 Month GBP	14,323	6,290	(8,033)
				LIBOR(1)(S)
GBP	3,750	09/19/23	1.480%(S)	6 Month GBP	(495)	(15,351)	(14,856)
				LIBOR(1)(S)
GBP	3,755	03/22/28	1.770%(S)	6 Month GBP	14,522	(27,318)	(41,840)
				LIBOR(1)(S)
GBP	3,935	09/19/28	1.650%(S)	6 Month GBP	4,428	(56,394)	(60,822)
				LIBOR(1)(S)
GBP	1,730	09/19/28	1.680%(S)	6 Month GBP	(1,199)	(31,643)	(30,444)
				LIBOR(1)(S)
GBP	22,730	07/22/47	1.570%(S)	6 Month GBP	715,638	(589,480)	(1,305,118)
				LIBOR(1)(S)
JPY	806,535	03/20/23	0.210%(S)	6 Month JPY	2,212	(12,273)	(14,485)
				LIBOR(1)(S)
JPY	240,780	09/19/28	0.340%(S)	6 Month JPY	1,806	(2,023)	(3,829)
				LIBOR(1)(S)
MXN	781,125	09/16/20	7.510%(M)	28 Day Mexican	(6,773)	101,308	108,081
				Interbank
				Rate(2)(M)
MXN	101,350	06/07/28	8.170%(M)	28 Day Mexican	20,538	200,685	180,147
				Interbank
				Rate(2)(M)
NOK	60,450	03/20/23	2.059%(A)	6 Month	(22,759)	(27,714)	(4,955)
				NIBOR(2)(S)
NOK	83,750	09/19/23	2.130%(A)	6 Month	(4,484)	55,225	59,709
				NIBOR(2)(S)
NOK	176,295	09/19/28	2.365%(A)	6 Month	32,967	125,942	92,975
				NIBOR(2)(S)

A1406

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
NOK	19,815	09/19/28	2.360%(A)	6 Month	$(16,004)	$13,034	$29,038
				NIBOR(2)(S)
NOK	45,835	09/20/28	2.700%(A)	6 Month	—	(19,436)	(19,436)
				NIBOR(1)(S)
NZD	287,885	12/20/21	2.900%(S)	3 Month BBR(2)(Q)	287,143	710,102	422,959
NZD	83,090	12/20/21	2.750%(S)	3 Month BBR(2)(Q)	(15,681)	36,301	51,982
NZD	10,905	03/20/23	3.160%(S)	3 Month BBR(2)(Q)	812	56,579	55,767
NZD	14,900	09/19/23	2.880%(S)	3 Month BBR(2)(Q)	—	72,790	72,790
NZD	3,565	09/19/28	3.310%(S)	3 Month BBR(2)(Q)	2,203	36,350	34,147
SEK	58,655	03/20/23	1.130%(A)	3 Month	(22,539)	42,092	64,631
				STIBOR(2)(Q)
SEK	83,750	09/19/23	0.810%(A)	3 Month	(17,096)	66,392	83,488
				STIBOR(2)(Q)
SEK	43,960	09/19/28	1.425%(A)	3 Month	—	(46,444)	(46,444)
				STIBOR(1)(Q)
SEK	19,260	09/19/28	1.510%(A)	3 Month	(3,552)	39,014	42,566
				STIBOR(2)(Q)
	150,350	03/31/20	2.638%(S)	3 Month	—	62,595	62,595
				LIBOR(2)(Q)
	150,345	03/31/20	2.662%(S)	3 Month	—	122,860	122,860
				LIBOR(2)(Q)
	8,035	03/20/23	2.680%(S)	3 Month	16,869	25,784	8,915
				LIBOR(1)(Q)
	5,425	09/19/23	2.860%(S)	3 Month	(3,281)	(28,471)	(25,190)
				LIBOR(1)(Q)
	5,875	03/15/28	2.870%(S)	3 Month	12,085	(3,338)	(15,423)
				LIBOR(1)(Q)
	2,570	09/19/28	2.950%(S)	3 Month	(7,291)	(32,334)	(25,043)
				LIBOR(1)(Q)
	26,905	02/15/46	2.432%(S)	3 Month	1,282,058	2,145,766	863,708
				LIBOR(1)(Q)
	10,200	02/15/46	2.515%(S)	3 Month	—	641,802	641,802
				LIBOR(1)(Q)
ZAR	1,557,580	03/20/20	6.900%(Q)	3 Month	90,153	(128,228)	(218,381)
				JIBAR(1)(Q)
ZAR	64,205	06/20/28	7.880%(Q)	3 Month	262	(79,482)	(79,744)
				JIBAR(1)(Q)
ZAR	62,825	06/20/28	7.550%(Q)	3 Month	11,467	43,465	31,998
				JIBAR(1)(Q)

					$2,735,010	$3,813,934	$1,078,924

Upfront
	Notional					Premiums	Unrealized
	Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
	(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements:
3 Month
KRW	15,254,800	06/20/28	2.420%(Q)	KWCDC(2)(Q)	$ 100,087	$ 21,147	$ 78,940	Goldman Sachs & Co.

Securities with a combined market value of $10,124,267 have been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

A1407

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$ 18,950,920	$7,674,268
Equipment	—	309,697	—
Commercial Mortgage-Backed Securities	—	29,176,589	—
Corporate Bonds
Belgium	—	8,380,208	—
Brazil	—	9,839,320	—
Canada	—	8,427,231	—
Denmark	—	8,199,450	—
France	—	59,956,412	—
Germany	—	46,390,538	—
Hong Kong	—	2,514,688	—
Ireland	—	2,589,181	—
Italy	—	14,543,225	—
Mexico	—	3,172,875	—
Netherlands	—	30,165,756	—
Russia	—	10,638,673	—
Spain	—	23,953,869	—
Sweden	—	7,051,101	—
Switzerland	—	12,328,960	—
United Kingdom	—	53,653,608	—
United States	—	406,420,572	—
Municipal Bonds	—	14,551,671	—
Sovereign Bonds	—	868,213,139	—
U.S. Government Agency Obligations	—	193,624,663	—
U.S. Treasury Obligations	—	133,498,240	—
Unaffiliated Fund	45,741,963	—	—
Affiliated Mutual Fund	77,938,717	—	—
Options Purchased	—	18,407	—
Other Financial Instruments*
Futures Contracts	3,576,803	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(6,307,279)	—
OTC Credit Default Swap Agreements	—	(369,244)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,078,924	—
OTC Interest Rate Swap Agreements	—	100,087	—

Total	$127,257,483	$1,961,071,481	$7,674,268

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1408

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Sovereign Bonds	43.2%
Banks	11.4
U.S. Government Agency Obligations	9.6
U.S. Treasury Obligations	6.7
Auto Manufacturers	4.6
Affiliated Mutual Fund (3.9% represents investments purchased with collateral from securities on loan)	3.9
Electric	3.1
Media	2.9
Unaffiliated Fund	2.3
Oil & Gas	2.2
Agriculture	1.9
Insurance	1.6
Telecommunications	1.5
Commercial Mortgage-Backed Securities	1.5
Diversified Financial Services	1.4
Pipelines	1.3
Automobiles	1.3

Municipal Bonds	0.7%
Software	0.7
Healthcare-Services	0.6
Pharmaceuticals	0.6
Beverages	0.5
Trucking & Leasing	0.3
Semiconductors	0.2
Chemicals	0.2
Foods	0.1
Holding Companies-Diversified	0.1
Miscellaneous Manufacturing	0.1
Mining	0.0	*
Transportation	0.0	*
Equipment	0.0	*
Options Purchased	0.0	*

	104.5

Liabilities in excess of other assets	(4.5)

	100.0

* Less than +/- 0.05%

A1409

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.5%
COMMON STOCKS — 85.0%
Aerospace & Defense — 1.2%
Astronics Corp.*	22,810	$850,813
Cobham PLC (United Kingdom)*	1,216,978	2,097,107
Cubic Corp.	64,695	4,114,602
Leonardo SpA (Italy)	238,350	2,756,554
Lockheed Martin Corp.	19,939	6,737,986
Moog, Inc. (Class A Stock)*	24,300	2,002,563
QinetiQ Group PLC (United Kingdom)	506,297	1,467,012
Safran SA (France)	21,378	2,268,842
Ultra Electronics Holdings PLC (United Kingdom)	131,508	2,549,861

		24,845,340

Air Freight & Logistics — 0.7%
Deutsche Post AG (Germany)	44,855	1,964,620
Forward Air Corp.	41,570	2,197,390
United Parcel Service, Inc. (Class B Stock)	97,238	10,176,929

		14,338,939

Airlines — 0.2%
Hawaiian Holdings, Inc.	79,634	3,081,836
JetBlue Airways Corp.*	49,489	1,005,616

		4,087,452

Auto Components — 0.1%
Gentherm, Inc.*	18,500	628,075
Toyo Tire & Rubber Co. Ltd. (Japan)	88,660	1,520,029

		2,148,104

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	107,415	4,605,955

Banks — 7.9%
1st Source Corp.	39,570	2,003,033
Banc of California, Inc.(a)	129,870	2,506,491
Banco Santander SA (Spain)	314,260	2,056,953
Bank of America Corp.	89,784	2,692,622
Bank of Ireland Group PLC (Ireland)*	168,286	1,474,674
Bank of the Ozarks(a)	88,230	4,258,862
BNP Paribas SA (France)	46,553	3,452,407
China Construction Bank Corp. (China) (Class H Stock)	4,708,000	4,917,525
FCB Financial Holdings, Inc. (Class A Stock)*	38,540	1,969,394
First Citizens BancShares, Inc. (Class A Stock)	7,907	3,267,489
First Midwest Bancorp, Inc.	130,560	3,210,470
First Republic Bank	61,569	5,701,905
Great Western Bancorp, Inc.	79,780	3,212,741
Hancock Holding Co.	82,290	4,254,393
HDFC Bank Ltd. (India)	62,163	1,810,869
Huntington Bancshares, Inc.	217,552	3,285,035
ICICI Bank Ltd. (India)	354,258	1,537,421
IndusInd Bank Ltd. (India)	60,773	1,685,944
ING Groep NV (Netherlands)	150,384	2,537,764
International Bancshares Corp.	84,731	3,296,036
Intesa Sanpaolo SpA (Italy)	597,818	2,176,660
Itau Unibanco Holding SA (Brazil), ADR	144,386	2,252,422
JPMorgan Chase & Co.	133,314	14,660,541
M&T Bank Corp.	137,721	25,390,244

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
MB Financial, Inc.	78,250	$3,167,560
Mitsubishi UFJ Financial Group, Inc. (Japan)	968,400	6,435,616
Nordea Bank AB (Sweden)	311,186	3,329,679
OTP Bank PLC (Hungary)	42,944	1,929,555
PNC Financial Services Group, Inc. (The)	185,642	28,076,496
Sberbank of Russia PJSC (Russia)	798,461	3,523,089
State Bank of India (India)	212,742	821,565
Union Bankshares Corp.(a)	73,070	2,682,400
Webster Financial Corp.(a)	67,465	3,737,561
Wells Fargo & Co.	189,586	9,936,202

		167,251,618

Beverages — 1.8%
Anheuser-Busch InBev SA/NV (Belgium)	19,417	2,134,839
C&C Group PLC (Ireland)	673,735	2,201,019
Coca-Cola Co. (The)	273,324	11,870,461
Diageo PLC (United Kingdom)	414,174	14,007,213
PepsiCo, Inc.	77,655	8,476,043

		38,689,575

Biotechnology — 0.1%
Exact Sciences Corp.*(a)	42,011	1,694,304

Building Products — 1.0%
Cie de Saint-Gobain (France)	86,135	4,548,366
Lennox International, Inc.(a)	67,104	13,714,044
Tyman PLC (United Kingdom)	810,408	3,388,986

		21,651,396

Capital Markets — 1.9%
Ares Capital Corp.	102,745	1,630,563
Banca Generali SpA (Italy)	57,078	1,841,547
BlackRock, Inc.	12,588	6,819,171
FactSet Research Systems, Inc.(a)	38,743	7,726,129
IG Group Holdings PLC (United Kingdom)	187,696	2,102,126
Intercontinental Exchange, Inc.	95,964	6,959,309
Moody’s Corp.	19,815	3,196,160
Solar Capital Ltd.	79,167	1,607,882
TD Ameritrade Holding Corp.	71,815	4,253,602
UBS Group AG (Switzerland)*	217,752	3,836,557
UBS Group AG (Switzerland)(a)	60,865	1,074,876

		41,047,922

Chemicals — 2.1%
DowDuPont, Inc.	183,471	11,688,937
LyondellBasell Industries NV (Class A Stock)	21,568	2,279,306
Nutrien Ltd. (Canada)	33,907	1,602,445
Orion Engineered Carbons SA (Luxembourg)	151,620	4,108,901
Praxair, Inc.	70,956	10,238,951
Sensient Technologies Corp.	40,505	2,858,843
Sherwin-Williams Co. (The)	18,067	7,084,432
Shin-Etsu Chemical Co. Ltd. (Japan)	28,800	3,004,104
Yara International ASA (Norway)	45,288	1,935,161

		44,801,080

Commercial Services & Supplies — 2.1%
ACCO Brands Corp.	244,915	3,073,683
Cimpress NV (Netherlands)*(a)	16,780	2,595,865

A1410

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Cintas Corp.	63,990	$10,915,414
Clean Harbors, Inc.*	132,324	6,458,734
Matthews International Corp. (Class A Stock)	49,515	2,505,459
Prosegur Cia de Seguridad SA (Spain)	287,220	2,209,084
Steelcase, Inc. (Class A Stock)	116,740	1,587,664
UniFirst Corp.	55,908	9,037,528
Waste Connections, Inc.	78,878	5,658,708

		44,042,139

Communications Equipment — 1.3%
Cisco Systems, Inc.	296,248	12,706,077
Motorola Solutions, Inc.(a)	114,633	12,070,855
Nokia OYJ (Finland)	365,729	2,019,601

		26,796,533

Construction & Engineering — 0.4%
Primoris Services Corp.	44,290	1,106,364
Vinci SA (France)	64,047	6,308,322

		7,414,686

Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd. (China)
(Class H Stock)	655,232	3,605,718
CRH PLC (Ireland)	85,282	2,882,844
LafargeHolcim Ltd. (Switzerland)*	26,740	1,465,210
Vulcan Materials Co.	12,501	1,427,239

		9,381,011

Consumer Finance — 1.0%
American Express Co.	154,022	14,367,172
Credit Acceptance Corp.*(a)	23,209	7,668,486

		22,035,658

Containers & Packaging — 1.9%
Ball Corp.	257,879	10,240,375
Graphic Packaging Holding Co.	173,661	2,665,696
Greif, Inc. (Class A Stock)	67,180	3,510,155
International Paper Co.	81,465	4,352,675
Packaging Corp. of America	16,146	1,819,654
RPC Group PLC (United Kingdom)	614,589	6,681,734
Silgan Holdings, Inc.	138,419	3,854,969
Vidrala SA (Spain)	47,083	5,303,545
WestRock Co.	27,494	1,764,290

		40,193,093

Diversified Consumer Services — 0.1%
Kroton Educacional SA (Brazil)	358,444	1,482,004
New Oriental Education & Technology Group, Inc. (China), ADR	7,942	696,116

		2,178,120

Diversified Financial Services — 0.8%
Ackermans & van Haaren NV (Belgium)	10,501	1,839,055
Berkshire Hathaway, Inc. (Class B Stock)*	46,293	9,234,528
Cerved Information Solutions SpA (Italy)	543,221	6,784,298

		17,857,881

Diversified Telecommunication Services — 0.8%
BT Group PLC (United Kingdom)	464,269	1,481,856

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Hellenic Telecommunications Organization SA (Greece)	93,178	$1,263,088
Nippon Telegraph & Telephone Corp. (Japan)	109,255	5,097,081
Verizon Communications, Inc.	187,776	8,979,448

		16,821,473

Electric Utilities — 1.3%
Avangrid, Inc.(a)	119,655	6,116,764
Edison International	80,247	5,108,524
EDP - Energias de Portugal SA (Portugal)	445,662	1,693,342
NextEra Energy, Inc.	52,565	8,585,441
OGE Energy Corp.	80,900	2,651,093
SSE PLC (United Kingdom)	92,630	1,661,717
Westar Energy, Inc.	24,805	1,304,495

		27,121,376

Electrical Equipment — 0.8%
AMETEK, Inc.	63,670	4,837,010
Eaton Corp. PLC	36,840	2,943,884
Legrand SA (France)	32,263	2,531,380
Schneider Electric SE (France)	44,139	3,886,945
Thermon Group Holdings, Inc.*	131,854	2,954,848

		17,154,067

Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc.	74,345	5,125,344
CTS Corp.(a)	87,570	2,381,904
Keysight Technologies, Inc.*	83,130	4,355,181
ScanSource, Inc.*	40,140	1,426,977
Zebra Technologies Corp. (Class A Stock)*	21,396	2,978,109

		16,267,515

Energy Equipment & Services — 0.6%
Era Group, Inc.*	57,330	536,036
Schlumberger Ltd.	128,355	8,314,837
SEACOR Holdings, Inc.*	40,170	2,052,687
SEACOR Marine Holdings, Inc.*(a)	69,846	1,328,471

		12,232,031

Equity Real Estate Investment Trusts (REITs) — 3.7%
American Tower Corp.	167,070	24,281,954
Brixmor Property Group, Inc.	262,399	4,001,585
Corporate Office Properties Trust	90,880	2,347,430
DiamondRock Hospitality Co.	143,580	1,498,975
Education Realty Trust, Inc.(a)	93,150	3,050,663
Hibernia REIT PLC (Ireland)	1,063,075	1,889,307
Park Hotels & Resorts, Inc.	87,133	2,354,334
PotlatchDeltic Corp.	62,203	3,237,666
Public Storage	112,312	22,506,202
Ramco-Gershenson Properties Trust(a)	236,510	2,923,264
STORE Capital Corp.	117,759	2,922,778
Summit Hotel Properties, Inc.	132,121	1,798,167
Unibail-Rodamco SE (France)(a)	9,834	2,246,320
Weyerhaeuser Co.	126,208	4,417,280

		79,475,925

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	49,893	9,401,338
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	94,200	3,991,205

A1411

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Smart & Final Stores, Inc.*(a)	256,300	$1,422,465

		14,815,008

Food Products — 1.6%
CJ CheilJedang Corp. (South Korea)	14,155	4,266,467
Cranswick PLC (United Kingdom)	195,060	7,788,860
Ebro Foods SA (Spain)	112,982	2,874,397
Hershey Co. (The)	47,872	4,737,413
Hormel Foods Corp.(a)	95,048	3,262,047
Ingredion, Inc.	49,722	6,410,160
Pinnacle Foods, Inc.	43,891	2,374,503
Post Holdings, Inc.*(a)	42,670	3,232,679

		34,946,526

Gas Utilities — 0.9%
China Resources Gas Group Ltd. (China)	460,000	1,608,618
New Jersey Resources Corp.(a)	27,850	1,116,785
Rubis SCA (France)	81,796	5,908,011
Spire, Inc.	22,835	1,650,971
UGI Corp.	160,388	7,124,435
WGL Holdings, Inc.	21,330	1,784,255

		19,193,075

Health Care Equipment & Supplies — 2.5%
Baxter International, Inc.	61,252	3,983,830
Haemonetics Corp.*	36,050	2,637,418
Hologic, Inc.*	66,997	2,503,008
Insulet Corp.*(a)	34,651	3,003,549
Medtronic PLC	289,631	23,234,199
Natus Medical, Inc.*	35,810	1,205,007
Nipro Corp. (Japan)	109,100	1,604,745
STERIS PLC	170,141	15,884,364

		54,056,120

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	54,685	4,714,394
AMN Healthcare Services, Inc.*(a)	27,440	1,557,219
Cardinal Health, Inc.	136,312	8,544,036
Envision Healthcare Corp.*	83,407	3,205,331
HCA Healthcare, Inc.	48,031	4,659,007
Laboratory Corp. of America Holdings*	50,157	8,112,895
McKesson Corp.	78,608	11,073,509
Quest Diagnostics, Inc.(a)	27,064	2,714,519
UnitedHealth Group, Inc.	30,535	6,534,490
Universal Health Services, Inc. (Class B Stock)	41,183	4,876,479

		55,991,879

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*	249,884	3,086,067

Hotels, Restaurants & Leisure — 1.4%
Choice Hotels International, Inc.	130,064	10,424,630
Dave & Buster’s Entertainment, Inc.*(a)	37,590	1,569,007
Hilton Worldwide Holdings, Inc.	58,791	4,630,379
McDonald’s Corp.	53,313	8,337,087
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	69,715	2,020,341
OPAP SA (Greece)	66,312	760,027

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Sands China Ltd. (Macau)	519,200	$2,821,506

		30,562,977

Household Durables — 1.6%
Cairn Homes PLC (Ireland)*	1,071,178	2,384,670
Glenveagh Properties PLC (Ireland), 144A*	1,264,180	1,729,847
Helen of Troy Ltd.*	15,120	1,315,439
Neinor Homes SA (Spain), 144A*	154,539	2,903,364
Newell Brands, Inc.(a)	204,270	5,204,800
NVR, Inc.*	4,799	13,437,200
Persimmon PLC (United Kingdom)	56,810	2,016,310
Toll Brothers, Inc.	68,768	2,974,216
TRI Pointe Group, Inc.*(a)	170,420	2,800,001

		34,765,847

Household Products — 0.6%
Colgate-Palmolive Co.	165,724	11,879,096
HRG Group, Inc.*	98,310	1,621,132

		13,500,228

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	4,686,000	3,618,912

Industrial Conglomerates — 0.5%
3M Co.	32,277	7,085,447
Siemens AG (Germany)	19,084	2,435,070

		9,520,517

Insurance — 7.4%
Alleghany Corp.	13,939	8,564,679
American International Group, Inc.	74,709	4,065,664
Assicurazioni Generali SpA (Italy)	113,420	2,180,188
Assured Guaranty Ltd.	50,065	1,812,353
Chubb Ltd.	193,917	26,522,028
Cincinnati Financial Corp.	36,935	2,742,793
CNO Financial Group, Inc.	189,822	4,113,443
Enstar Group Ltd. (Bermuda)*	19,897	4,183,344
Fairfax Financial Holdings Ltd. (Canada)	22,034	11,169,127
FNF Group	91,142	3,647,503
Intact Financial Corp. (Canada)	87,886	6,603,985
Kemper Corp.	66,390	3,784,230
Markel Corp.*	16,823	19,687,116
Marsh & McLennan Cos., Inc.	145,193	11,991,490
MetLife, Inc.	232,189	10,655,153
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	164,000	1,690,951
Reinsurance Group of America, Inc.	19,830	3,053,820
Sony Financial Holdings, Inc. (Japan)	229,776	4,195,742
T&D Holdings, Inc. (Japan)	153,600	2,443,189
Tokio Marine Holdings, Inc. (Japan)	36,200	1,641,411
Torchmark Corp.	40,364	3,397,438
White Mountains Insurance Group Ltd.	10,420	8,570,658
Willis Towers Watson PLC	46,640	7,098,142
Zurich Insurance Group AG (Switzerland)*	11,110	3,664,771

		157,479,218

Internet & Direct Marketing Retail — 0.1%
Wayfair, Inc. (Class A Stock)*(a)	26,689	1,802,308

A1412

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 1.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	6,879	$1,262,572
Alphabet, Inc. (Class C Stock)*	2,895	2,987,032
Facebook, Inc. (Class A Stock)*	15,813	2,526,759
GoDaddy, Inc. (Class A Stock)*	32,244	1,980,426
Mimecast Ltd.*	39,609	1,403,347
PChome Online, Inc. (Taiwan)	323,000	1,800,440
Shopify, Inc. (Canada) (Class A Stock)*	11,899	1,482,496
Tencent Holdings Ltd. (China)	2,908	156,100
Wix.com Ltd. (Israel)*(a)	23,690	1,884,540
Yandex NV (Russia) (Class A Stock)*	186,863	7,371,745

		22,855,457

IT Services — 3.1%
Accenture PLC (Class A Stock)	96,877	14,870,620
Amdocs Ltd.	75,755	5,054,374
Automatic Data Processing, Inc.	19,933	2,261,997
Black Knight, Inc.*	143,247	6,746,934
Booz Allen Hamilton Holding Corp.	83,059	3,216,044
DXC Technology Co.	92,348	9,283,744
Fidelity National Information Services, Inc.	39,765	3,829,370
FleetCor Technologies, Inc.*	10,519	2,130,098
Genpact Ltd.	90,875	2,907,091
PayPal Holdings, Inc.*	30,237	2,294,081
Visa, Inc. (Class A Stock)(a)	85,732	10,255,262
WNS Holdings Ltd. (India), ADR*	85,730	3,886,141

		66,735,756

Machinery — 2.9%
Albany International Corp. (Class A Stock)	69,355	4,348,559
Allison Transmission Holdings, Inc.	93,172	3,639,298
Alstom SA (France)	57,660	2,600,610
Caterpillar, Inc.	19,367	2,854,308
CIRCOR International, Inc.(a)	43,480	1,854,857
Deere & Co.	49,498	7,688,029
ESCO Technologies, Inc.	49,370	2,890,614
FANUC Corp. (Japan)	4,678	1,203,898
IDEX Corp.	88,374	12,594,179
Luxfer Holdings PLC (United Kingdom)	145,725	1,865,279
Middleby Corp. (The)*(a)	31,940	3,953,853
Mueller Industries, Inc.	130,850	3,423,036
PACCAR, Inc.	109,476	7,244,027
TriMas Corp.*(a)	186,730	4,901,663

		61,062,210

Marine — 0.4%
Irish Continental Group PLC (Ireland), UTS	1,264,114	8,891,795

Media — 0.2%
CJ E&M Corp. (South Korea)	28,370	2,463,969
DISH Network Corp. (Class A Stock)*	18,078	684,975
SES SA (Luxembourg)	134,241	1,817,084

		4,966,028

Metals & Mining — 0.6%
Anglo American PLC (United Kingdom)	48,408	1,127,646
ArcelorMittal (Luxembourg)*	70,124	2,230,644
Barrick Gold Corp. (Canada)	85,567	1,065,976
Compass Minerals International, Inc.(a)	44,775	2,699,933
First Quantum Minerals Ltd. (Zambia)	276,471	3,881,989

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Glencore PLC (Switzerland)*	450,005	$2,236,174

		13,242,362

Multiline Retail — 0.3%
Dollar General Corp.	36,370	3,402,414
Dollar Tree, Inc.*	27,650	2,623,985
Fred’s, Inc. (Class A Stock)(a)	110,010	328,930

		6,355,329

Multi-Utilities — 0.7%
E.ON SE (Germany)	285,223	3,169,427
Innogy SE (Germany), 144A	38,143	1,807,953
National Grid PLC (United Kingdom)	130,110	1,464,578
Sempra Energy	68,715	7,642,482

		14,084,440

Oil, Gas & Consumable Fuels — 2.5%
Canadian Natural Resources Ltd. (Canada), (NYSE)	122,804	3,864,642
Canadian Natural Resources Ltd. (Canada), (XTSE)	34,429	1,082,295
Chevron Corp.	29,927	3,412,875
Dorian LPG Ltd.*(a)	130,496	977,415
EOG Resources, Inc.	29,397	3,094,622
Kinder Morgan, Inc.	600,578	9,044,705
Lundin Petroleum AB (Sweden)*	73,883	1,866,498
Pembina Pipeline Corp. (Canada)	103,633	3,236,459
Petroleo Brasileiro SA (Brazil), ADR*	103,778	1,467,421
PrairieSky Royalty Ltd. (Canada)	39,162	856,284
Raging River Exploration, Inc. (Canada)*	509,294	2,466,717
Resolute Energy Corp.*(a)	61,180	2,119,887
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	99,463	3,200,557
RSP Permian, Inc.*	47,330	2,218,830
Scorpio Tankers, Inc. (Monaco)(a)	626,480	1,227,901
Suncor Energy, Inc. (Canada)	272,987	9,428,971
TOTAL SA (France)	49,983	2,865,013
YPF SA (Argentina), ADR	52,701	1,139,396

		53,570,488

Paper & Forest Products — 0.6%
Domtar Corp.	95,686	4,070,482
KapStone Paper and Packaging Corp.	115,644	3,967,746
Louisiana-Pacific Corp.	59,998	1,726,142
Neenah, Inc.(a)	33,550	2,630,320

		12,394,690

Personal Products — 0.6%
Unilever NV (United Kingdom)(a)	183,803	10,364,651
Unilever NV (United Kingdom), CVA	50,941	2,875,390

		13,240,041

Pharmaceuticals — 3.5%
AstraZeneca PLC (United Kingdom)	90,311	6,208,076
Bristol-Myers Squibb Co.	433,530	27,420,773
Eisai Co. Ltd. (Japan)	34,780	2,239,366
Eli Lilly & Co.	115,700	8,951,709
Hikma Pharmaceuticals PLC (Jordan)(a)	144,203	2,452,432
Novartis AG (Switzerland)	57,310	4,635,283
Novartis AG (Switzerland), ADR(a)	80,662	6,521,523

A1413

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Ono Pharmaceutical Co. Ltd. (Japan)	255,655	$8,134,123
Roche Holding AG (Switzerland)	16,496	3,784,135
Takeda Pharmaceutical Co. Ltd. (Japan)	33,380	1,627,651
Zoetis, Inc.	28,759	2,401,664

		74,376,735

Professional Services — 0.9%
CoStar Group, Inc.*	7,430	2,694,712
Forrester Research, Inc.	55,310	2,292,600
FTI Consulting, Inc.*	94,650	4,582,007
Huron Consulting Group, Inc.*	65,160	2,482,596
ICF International, Inc.	36,830	2,152,714
Mistras Group, Inc.*	103,450	1,959,343
Navigant Consulting, Inc.*	103,520	1,991,725
TransUnion*	21,818	1,238,826

		19,394,523

Real Estate Management & Development — 0.4%
Aedas Homes SAU (Spain), 144A*	30,383	1,112,423
BR Malls Participacoes SA (Brazil)	428,315	1,521,796
Metrovacesa SA (Spain), 144A*	83,759	1,545,920
Nexity SA (France)*	27,889	1,786,170
StorageVault Canada, Inc. (Canada)	608,150	1,203,697
Tricon Capital Group, Inc. (Canada)	182,531	1,395,529

		8,565,535

Road & Rail — 3.7%
AMERCO	26,020	8,979,502
Canadian National Railway Co. (Canada)	355,976	26,016,766
CJ Logistics Corp. (South Korea)*	2,109	273,464
Genesee & Wyoming, Inc. (Class A Stock)*	149,128	10,556,771
J.B. Hunt Transport Services, Inc.	16,601	1,944,807
Kansas City Southern	19,014	2,088,688
Localiza Rent a Car SA (Brazil)	731,300	6,317,429
Union Pacific Corp.	174,125	23,407,624

		79,585,051

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	99,975	9,110,722
Intel Corp.	239,524	12,474,410
Marvell Technology Group Ltd.
(Bermuda)(a)	257,828	5,414,387
Maxim Integrated Products, Inc.	44,255	2,665,036
Micron Technology, Inc.*	40,613	2,117,562
QUALCOMM, Inc.	63,562	3,521,970
SCREEN Holdings Co. Ltd. (Japan)	21,500	1,942,073
Skyworks Solutions, Inc.	28,095	2,816,805

		40,062,965

Software — 1.8%
Descartes Systems Group, Inc. (The) (Canada)*	113,448	3,242,252
Guidewire Software, Inc.*	19,879	1,606,820
Microsoft Corp.	197,403	18,016,972
Nexon Co. Ltd. (Japan)*	114,034	1,933,297
salesforce.com, Inc.*	12,427	1,445,260
ServiceNow, Inc.*	9,387	1,553,079
SS&C Technologies Holdings, Inc.	151,636	8,133,755

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Workday, Inc. (Class A Stock)*(a)	24,581	$3,124,491

		39,055,926

Specialty Retail — 2.0%
Camping World Holdings, Inc. (Class A Stock)	109,424	3,528,924
CarMax, Inc.*(a)	93,680	5,802,539
Cato Corp. (The) (Class A Stock)(a)	70,780	1,043,297
Home Depot, Inc. (The)	51,837	9,239,427
L Brands, Inc.(a)	43,526	1,663,128
Maisons du Monde SA (France), 144A	39,143	1,429,617
TJX Cos., Inc. (The)	218,245	17,800,062
Via Varejo SA (Brazil), UTS	127,900	1,179,262

		41,686,256

Steel Producers — 0.1%
Gerdau SA (Brazil), ADR(a)	394,472	1,838,240

Technology Hardware, Storage & Peripherals — 0.6%
Catcher Technology Co. Ltd. (Taiwan)	195,080	2,452,137
Diebold Nixdorf, Inc.(a)	79,460	1,223,684
NetApp, Inc.	75,863	4,679,988
Samsung Electronics Co. Ltd. (South Korea)	1,826	4,266,406

		12,622,215

Textiles, Apparel & Luxury Goods — 1.2%
Hanesbrands, Inc.(a)	132,541	2,441,405
NIKE, Inc. (Class B Stock)	312,023	20,730,808
Under Armour, Inc. (Class A Stock)*(a)	96,700	1,581,045

		24,753,258

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.(a)	181,990	3,013,754

Tobacco — 0.8%
British American Tobacco PLC (United Kingdom)	120,957	6,992,130
British American Tobacco PLC (United Kingdom), ADR	146,810	8,469,469
Philip Morris International, Inc.	22,627	2,249,124

		17,710,723

Trading Companies & Distributors — 0.7%
Brenntag AG (Germany)	78,004	4,643,749
Fastenal Co.(a)	88,632	4,838,421
GATX Corp.(a)	45,340	3,105,337
ITOCHU Corp. (Japan)(a)	96,500	1,884,372

		14,471,879

Transportation Infrastructure — 0.2%
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	2,285,040	3,244,237
Sydney Airport (Australia)	308,394	1,598,953

		4,843,190

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	2,284,635	3,619,471

Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	105,265	2,711,040
Millicom International Cellular SA (Colombia), SDR	37,712	2,580,809

A1414

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
NTT DOCOMO, Inc. (Japan)	120,240	$3,065,331
SoftBank Group Corp. (Japan)	10,400	775,749

		9,132,929

TOTAL COMMON STOCKS (cost $1,557,554,550)		1,809,603,121

PREFERRED STOCKS — 0.5%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	16,559	3,300,443

Banks — 0.3%
Itau Unibanco Holding SA (Brazil) (PRFC)	381,400	5,965,711

TOTAL PREFERRED STOCKS (cost $8,373,292)		9,266,154

	Units
WARRANT* — 0.0%
Oil & Gas Exploration & Production — 0.0%
Vincom Retail JSC, expiring 10/29/27, 144A (cost $468,478)	221,440	495,119

	Shares
TOTAL LONG-TERM INVESTMENTS (cost $1,566,396,320)		1,819,364,394

SHORT-TERM INVESTMENTS — 23.0%
AFFILIATED MUTUAL FUND — 7.3%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $155,087,858; includes $154,842,315 of cash collateral for securities on loan)(b)(w)	155,086,901	155,071,393
UNAFFILIATED FUND — 12.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $271,616,143)	271,616,143	271,616,143

OPTIONS PURCHASED~* — 2.9%
(cost $62,775,626)		62,841,140

TOTAL SHORT-TERM INVESTMENTS (cost $489,479,627)		489,528,676

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.5%
(cost $2,055,875,947)		2,308,893,070

Value
OPTIONS WRITTEN~* — (1.5)%
(premiums received $31,062,453)	$(31,126,000)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.0% (cost $2,024,813,494)	2,277,767,070
Liabilities in excess of other assets(z) — (7.0)%	(149,229,564)

NET ASSETS — 100.0%	$2,128,537,506

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $153,363,020; cash collateral of $154,842,315 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	06/15/18	$2,525.00	2,512	251	$12,308,800
S&P 500 Index	Put	09/21/18	$2,325.00	1,739	174	9,407,990
S&P 500 Index	Put	12/21/18	$2,400.00	1,865	187	15,572,750

A1415

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	03/15/19	$2,500.00	1,990	199	$25,551,600

Total Options Purchased						$62,841,140

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	06/15/18	$2,325.00	2,512	251	$(4,823,040)
S&P 500 Index	Put	09/21/18	$2,075.00	869	87	(1,794,485)
S&P 500 Index	Put	12/21/18	$2,150.00	1,865	187	(8,140,725)
S&P 500 Index	Put	03/15/19	$2,300.00	1,990	199	(16,367,750)

Total Options Written						$(31,126,000)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,471	Mini MSCI Emerging Markets Index	Jun. 2018	$87,362,690	$2,733,599
754	Russell 2000 Mini Index	Jun. 2018	57,726,240	1,743,624

				$4,477,223

Cash of $6,463,600 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,705,964	$11,139,376	$—
Air Freight & Logistics	12,374,319	1,964,620	—
Airlines	4,087,452	—	—
Auto Components	628,075	1,520,029	—
Automobiles	4,605,955	—	—
Banks	129,561,897	37,689,721	—
Beverages	20,346,504	18,343,071	—
Biotechnology	1,694,304	—	—
Building Products	13,714,044	7,937,352	—
Capital Markets	33,267,692	7,780,230	—
Chemicals	39,861,815	4,939,265	—
Commercial Services & Supplies	41,833,055	2,209,084	—
Communications Equipment	24,776,932	2,019,601	—
Construction & Engineering	1,106,364	6,308,322	—
Construction Materials	1,427,239	7,953,772	—
Consumer Finance	22,035,658	—	—
Containers & Packaging	28,207,814	11,985,279	—
Diversified Consumer Services	2,178,120	—	—
Diversified Financial Services	9,234,528	8,623,353	—

A1416

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$8,979,448	$7,842,025	$—
Electric Utilities	23,766,317	3,355,059	—
Electrical Equipment	10,735,742	6,418,325	—
Electronic Equipment, Instruments & Components	16,267,515	—	—
Energy Equipment & Services	12,232,031	—	—
Equity Real Estate Investment Trusts (REITs)	75,340,298	4,135,627	—
Food & Staples Retailing	10,823,803	3,991,205	—
Food Products	20,016,802	14,929,724	—
Gas Utilities	11,676,446	7,516,629	—
Health Care Equipment & Supplies	52,451,375	1,604,745	—
Health Care Providers & Services	55,991,879	—	—
Health Care Technology	3,086,067	—	—
Hotels, Restaurants & Leisure	26,981,444	3,581,533	—
Household Durables	25,731,656	9,034,191	—
Household Products	13,500,228	—	—
Independent Power & Renewable Electricity Producers	—	3,618,912	—
Industrial Conglomerates	7,085,447	2,435,070	—
Insurance	141,662,966	15,816,252	—
Internet & Direct Marketing Retail	1,802,308	—	—
Internet Software & Services	20,898,917	1,956,540	—
IT Services	66,735,756	—	—
Machinery	57,257,702	3,804,508	—
Marine	—	8,891,795	—
Media	684,975	4,281,053	—
Metals & Mining	9,878,542	3,363,820	—
Multiline Retail	6,355,329	—	—
Multi-Utilities	7,642,482	6,441,958	—
Oil, Gas & Consumable Fuels	45,638,420	7,932,068	—
Paper & Forest Products	12,394,690	—	—
Personal Products	10,364,651	2,875,390	—
Pharmaceuticals	45,295,669	29,081,066	—
Professional Services	19,394,523	—	—
Real Estate Management & Development	5,666,942	2,898,593	—
Road & Rail	79,311,587	273,464	—
Semiconductors & Semiconductor Equipment	38,120,892	1,942,073	—
Software	37,122,629	1,933,297	—
Specialty Retail	40,256,639	1,429,617	—
Steel Producers	1,838,240	—	—
Technology Hardware, Storage & Peripherals	5,903,672	6,718,543	—
Textiles, Apparel & Luxury Goods	24,753,258	—	—
Thrifts & Mortgage Finance	3,013,754	—	—
Tobacco	10,718,593	6,992,130	—
Trading Companies & Distributors	7,943,758	6,528,121	—
Transportation Infrastructure	—	4,843,190	—
Water Utilities	—	3,619,471	—
Wireless Telecommunication Services	—	9,132,929	—
Preferred Stocks
Automobiles	—	3,300,443	—
Banks	5,965,711	—	—
Warrants
Oil & Gas Exploration & Production	—	495,119	—
Affiliated Mutual Fund	155,071,393	—	—
Unaffiliated Fund	271,616,143	—	—
Options Purchased	62,841,140	—	—
Options Written	(31,126,000)	—	—
Other Financial Instruments*
Futures Contracts	4,477,223	—	—

Total	$1,948,816,733	$333,427,560	$—

A1417

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1418

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 78.4%
COMMON STOCKS — 57.6%
Austria — 0.1%
ams AG*	249	$26,148

Belgium — 0.2%
UCB SA	360	29,318

Bermuda — 0.3%
Marvell Technology Group Ltd.	2,596	54,515

Brazil — 0.9%
Ambev SA, ADR	1,900	13,813
Azul SA, ADR*	450	15,637
Banco Bradesco SA, ADR	1,160	13,781
Banco Santander Brasil SA, ADS	1,150	13,823
Estacio Participacoes SA	600	6,359
Gol Linhas Aereas Inteligentes SA, ADR*	600	7,794
Instituto Hermes Pardini SA	700	6,547
IRB Brasil Resseguros SA	1,150	14,640
Itau Unibanco Holding SA, ADR	900	14,040
Pagseguro Digital Ltd. (Class A Stock)*	420	16,094
Petroleo Brasileiro SA, ADR*	1,000	14,140
Suzano Papel e Celulose SA	1,330	13,492
Vale SA, ADR	1,100	13,992

		164,152

Canada — 0.7%
Canadian Natural Resources Ltd.	1,594	50,163
Raging River Exploration, Inc.*	11,268	54,575
Spartan Energy Corp.*	5,995	26,710
Tidewater Midstream & Infrastructure Ltd.	3,126	3,373

		134,821

China — 4.1%
3SBio, Inc., 144A*	9,000	20,500
AAC Technologies Holdings, Inc.	1,580	28,953
Agile Group Holdings Ltd.	2,000	4,171
Agricultural Bank of China Ltd. (Class H Stock)	24,000	13,782
Alibaba Group Holding Ltd., ADR*(a)	541	99,295
Anhui Conch Cement Co. Ltd. (Class H Stock)	2,600	14,308
ANTA Sports Products Ltd.	2,600	13,272
China Construction Bank Corp. (Class H Stock)	13,000	13,579
China Everbright Greentech Ltd., 144A*	4,000	4,022
China Evergrande Group*	4,400	14,064
China Maple Leaf Educational Systems Ltd.	10,500	14,163
China Medical System Holdings Ltd.	5,900	13,516
China Mengniu Dairy Co. Ltd.*	4,000	13,804
China Merchants Bank Co. Ltd. (Class H Stock)	950	3,943
China Molybdenum Co. Ltd. (Class H Stock)	8,500	6,514
China New Higher Education Group Ltd., 144A	5,000	3,459
China Resources Beer Holdings Co. Ltd.	3,000	13,078
China Resources Land Ltd.	300	1,102
China Resources Pharmaceutical Group Ltd., 144A	5,000	7,033
China Yuhua Education Corp. Ltd., 144A	18,000	9,321
Cosmo Lady China Holdings Co. Ltd., 144A	3,000	1,635
Country Garden Holdings Co. Ltd.	6,700	13,988

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
CSPC Pharmaceutical Group Ltd.	3,700	$9,973
ENN Energy Holdings Ltd.	1,400	12,584
Fu Shou Yuan International Group Ltd.	4,000	3,982
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	1,600	6,189
Genscript Biotech Corp.	400	1,318
Guangdong Investment Ltd.	2,000	3,169
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	800	2,023
Haitian International Holdings Ltd.	2,300	6,993
Industrial & Commercial Bank of China Ltd. (Class H Stock)	15,000	13,072
JD.com, Inc., ADR*	359	14,536
Kaisa Group Holdings Ltd.*	11,000	6,256
Kingsoft Corp. Ltd.	2,000	6,443
Longfor Properties Co. Ltd.	1,000	3,083
Luye Pharma Group Ltd.	14,500	13,982
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,100	11,342
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	3,200	19,824
Shenzhou International Group Holdings Ltd.	1,400	14,833
Shougang Fushan Resources Group Ltd.	10,000	2,586
Silergy Corp.	1,056	23,978
Sinopharm Group Co. Ltd. (Class H Stock)	1,400	7,017
Sunac China Holdings Ltd.	3,600	14,147
Sunny Optical Technology Group Co. Ltd.	2,841	53,309
Tencent Holdings Ltd.	2,848	152,879
TravelSky Technology Ltd. (Class H Stock)	2,800	8,178
Wuxi Biologics Cayman, Inc., 144A*	1,268	12,340

		751,538

Colombia — 0.1%
Ecopetrol SA, ADR	710	13,724

Denmark — 0.2%
Genmab A/S*	118	25,423
Zealand Pharma A/S, ADR*	285	4,281

		29,704

France — 0.7%
Essilor International Cie Generale d’Optique SA	154	20,775
JCDecaux SA	531	18,466
Publicis Groupe SA	554	38,576
Television Francaise 1	1,612	21,891
Vivendi SA	1,214	31,485

		131,193

Germany — 0.1%
Delivery Hero AG, 144A*	191	9,224
Siemens Healthineers AG, 144A*	100	4,110

		13,334

Hong Kong — 0.8%
ASM Pacific Technology Ltd.	900	12,680
China Gas Holdings Ltd.	6,200	22,730
Galaxy Entertainment Group Ltd.	993	9,114
Haier Electronics Group Co. Ltd.*	5,300	19,001
Melco Resorts & Entertainment Ltd., ADR	481	13,939

A1419

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Sino Biopharmaceutical Ltd.	13,785	$27,396
SUNeVision Holdings Ltd.	9,590	6,087
Techtronic Industries Co. Ltd.	1,500	8,804
Tongda Group Holdings Ltd.	56,361	10,857
United Laboratories International Holdings Ltd. (The)*	10,000	10,405

		141,013

Ireland — 0.1%
Tarsus Group PLC	5,631	23,706

Israel — 0.3%
Teva Pharmaceutical Industries Ltd., ADR	803	13,723
Tower Semiconductor Ltd.*	1,109	29,843
Wix.com Ltd.*	64	5,091

		48,657

Japan — 13.3%
ADEKA Corp.	1,458	26,079
Aeon Delight Co. Ltd.	395	14,334
Alpine Electronics, Inc.	1,247	23,586
Alps Electric Co. Ltd.	404	10,001
Amada Holdings Co. Ltd.	2,098	25,502
Asahi Group Holdings Ltd.	733	39,420
Bandai Namco Holdings, Inc.	749	24,240
BML, Inc.	1,059	27,611
Bridgestone Corp.	781	34,359
Casio Computer Co. Ltd.	1,070	15,939
Chugai Pharmaceutical Co. Ltd.	228	11,575
CYBERDYNE, Inc.*	846	12,133
Daicel Corp.	3,602	39,553
Daifuku Co. Ltd.	239	14,170
DeNA Co. Ltd.	1,220	22,220
Disco Corp.	68	14,535
DTS Corp.	477	16,603
Eisai Co. Ltd.	805	51,831
Enplas Corp.	447	14,690
FANUC Corp.	180	46,323
Ferrotec Holdings Corp.	313	7,871
Fujimi, Inc.	498	10,767
Fuso Chemical Co. Ltd.	281	7,235
GMO Payment Gateway, Inc.	169	16,683
Hakuhodo DY Holdings, Inc.	1,370	18,912
Harmonic Drive Systems, Inc.	195	10,987
Hazama Ando Corp.	3,716	28,198
Hikari Tsushin, Inc.	112	18,066
Hirata Corp.	99	9,027
Hitachi High-Technologies Corp.	625	29,712
Inter Action Corp.	1,059	10,504
Isuzu Motors Ltd.	2,025	31,026
ITOCHU Corp.	3,149	61,491
Japan Airlines Co. Ltd.	811	33,021
Japan Tobacco, Inc.	1,449	41,394
JGC Corp.	1,240	26,998
JSR Corp.	1,034	23,271
KDDI Corp.	1,651	42,521
Keyence Corp.	89	55,595
Kinden Corp.	982	16,427
Kumagai Gumi Co. Ltd.	684	21,564
Kyocera Corp.	610	34,586

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
LaSalle Logiport REIT	34	$36,288
LIFULL Co. Ltd.	610	5,411
Marui Group Co. Ltd.	1,737	35,027
MINEBEA MITSUMI, Inc.	556	11,955
Mitsubishi UFJ Financial Group, Inc.	9,679	64,323
MS&AD Insurance Group Holdings, Inc.	1,342	41,687
Murata Manufacturing Co. Ltd.	143	19,739
Nexon Co. Ltd.*	3,440	58,321
NGK Spark Plug Co. Ltd.	992	23,903
Nidec Corp.	74	11,389
Nintendo Co. Ltd.	133	59,088
Nippo Corp.	696	15,690
Nippon Telegraph & Telephone Corp.	1,722	80,336
Nippon Television Holdings, Inc.	3,611	63,448
Nishimatsuya Chain Co. Ltd.	1,600	18,110
Nissan Motor Co. Ltd.	2,812	29,026
Nissin Electric Co. Ltd.	1,290	12,113
Noritz Corp.	617	11,197
NSD Co. Ltd.	622	12,652
Olympus Corp.	470	17,972
Ono Pharmaceutical Co. Ltd.	1,952	62,106
PKSHA Technology, Inc.*	56	7,245
Rohm Co. Ltd.	135	12,814
San-In Godo Bank Ltd. (The)	1,783	15,949
Sanyo Chemical Industries Ltd.	320	15,044
SCREEN Holdings Co. Ltd.	122	11,020
SCSK Corp.	128	5,551
Sekisui Chemical Co. Ltd.	1,766	30,970
Shimamura Co. Ltd.	171	21,322
Shionogi & Co. Ltd.	410	21,350
SMC Corp.	58	23,594
SoftBank Group Corp.	49	3,655
Sony Corp.	200	9,840
Sony Financial Holdings, Inc.	2,110	38,529
Sumitomo Electric Industries Ltd.	2,069	31,622
Sumitomo Mitsui Trust Holdings, Inc.	730	29,842
Suzuki Motor Corp.	650	35,291
T&D Holdings, Inc.	1,643	26,134
Tadano Ltd.	1,369	20,624
Taisei Corp.	551	28,261
Takeda Pharmaceutical Co. Ltd.	425	20,723
Takuma Co. Ltd.	1,608	17,694
Tazmo Co. Ltd.	616	9,506
TDK Corp.	139	12,383
Tokai Rika Co. Ltd.	1,076	21,950
Token Corp.	143	14,316
Tokio Marine Holdings, Inc.	1,256	56,951
Tokyo Electron Ltd.	190	35,148
Tokyo Seimitsu Co. Ltd.	485	19,679
Toshiba Plant Systems & Services Corp.	1,124	24,578
Toyota Industries Corp.	538	32,524
TV Asahi Holdings Corp.	642	14,192
Yamato Kogyo Co. Ltd.	796	21,965
Yume No Machi Souzou Iinkai Co. Ltd.	438	9,244

		2,429,851

Jordan — 0.0%
Hikma Pharmaceuticals PLC	203	3,452

A1420

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Macau — 0.1%
Sands China Ltd.	1,200	$6,521
Wynn Macau Ltd.	1,236	4,530

		11,051

Malaysia — 0.1%
Inari Amertron Bhd	21,261	15,498
Pentamaster International Ltd.*	27,796	4,533

		20,031

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR	730	13,936

Netherlands — 0.4%
ASML Holding NV	159	31,571
Koninklijke Philips NV	279	10,683
Wolters Kluwer NV	576	30,635

		72,889

New Zealand — 0.0%
Xero Ltd.*	333	8,637

Peru — 0.2%
Credicorp Ltd.	120	27,245

Russia — 0.4%
Gazprom PJSC, ADR	700	3,406
LUKOIL PJSC, ADR	400	27,560
Novatek PJSC, GDR	99	13,563
Novolipetsk Steel PJSC, GDR	261	6,499
Yandex NV (Class A Stock)*	479	18,897

		69,925

Singapore — 0.2%
Kulicke & Soffa Industries, Inc.*	612	15,306
UMS Holdings Ltd.	9,574	8,658
Venture Corp. Ltd.	563	12,176

		36,140

South Africa — 0.3%
Bidvest Group Ltd. (The)	191	3,625
Discovery Ltd.	456	6,579
Foschini Group Ltd. (The)	386	7,281
Harmony Gold Mining Co. Ltd.	4,437	10,544
Mr. Price Group Ltd.	290	6,974
Netcare Ltd.	1,488	3,519
Shoprite Holdings Ltd.	647	13,813

		52,335

South Korea — 2.9%
Amorepacific Corp.	69	19,940
Cafe24 Corp.*	82	9,132
Celltrion Healthcare Co. Ltd.*	6	612
Celltrion, Inc.*	6	1,795
Chong Kun Dang Pharmaceutical Corp.	30	3,619
CJ E&M Corp.	237	20,584
Com2uS Corp.	25	4,414
Cosmax, Inc.	158	20,382
Dentium Co. Ltd.	89	6,809
Douzone Bizon Co. Ltd.	227	12,672
Hana Tour Service, Inc.	155	17,530
HizeAero Co. Ltd.*	1,093	7,224

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
HLB, Inc.*	41	$2,582
Hotel Shilla Co. Ltd.	18	1,568
Hugel, Inc.*	48	27,077
Hwaseung Enterprise Co. Ltd.	151	2,948
It’s Hanbul Co. Ltd.	51	3,346
KB Financial Group, Inc.	187	10,845
Koh Young Technology, Inc.	126	11,905
LG Electronics, Inc.	135	13,929
LG Household & Health Care Ltd.	18	20,183
Loen Entertainment, Inc.	67	6,954
LOTTE Himart Co. Ltd.	100	6,902
Medy-Tox, Inc.	32	22,594
Modetour Network, Inc.	93	3,412
NCSoft Corp.	8	3,096
Orion Corp.	200	24,140
Paradise Co. Ltd.	180	3,476
Samsung Biologics Co. Ltd., 144A*	16	7,364
Samsung Electronics Co. Ltd.	69	161,217
Samsung SDI Co. Ltd.	17	3,082
Samsung SDS Co. Ltd.	16	3,837
SillaJen, Inc.*	37	3,766
SK Hynix, Inc.	616	47,193
SK Innovation Co. Ltd.	34	6,758
S-Oil Corp.	60	6,794

		529,681

Sweden — 0.2%
Lundin Petroleum AB*	1,125	28,421

Switzerland — 0.7%
Novartis AG	1,061	85,815
Roche Holding AG	181	41,521
Zur Rose Group AG*	70	7,979

		135,315

Taiwan — 2.5%
Acer, Inc.*	4,000	3,366
Advanced Ceramic X Corp.	606	5,688
Airtac International Group	693	12,480
ASPEED Technology, Inc.	572	17,951
Bizlink Holding, Inc.	1,424	11,996
Catcher Technology Co. Ltd.	1,547	19,446
Chailease Holding Co. Ltd.	4,000	13,892
Chroma ATE, Inc.	3,433	21,361
E Ink Holdings, Inc.	6,786	11,362
Elite Material Co. Ltd.	2,030	6,737
Ennoconn Corp.	467	7,747
Getac Technology Corp.	4,453	6,444
Global Unichip Corp.	431	4,805
Globalwafers Co. Ltd.	3,241	52,233
Hota Industrial Manufacturing Co. Ltd.	2,218	9,553
Hu Lane Associate, Inc.	1,221	6,055
Kingpak Technology, Inc.	1,215	9,816
LandMark Optoelectronics Corp.	808	10,639
Largan Precision Co. Ltd.	80	9,313
Macronix International*	8,500	14,563
Nanya Technology Corp.	4,400	14,098
PChome Online, Inc.	1,000	5,574
Realtek Semiconductor Corp.	1,977	8,605
Silicon Motion Technology Corp., ADR	138	6,641

A1421

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Sino-American Silicon Products, Inc.*	7,423	$27,810
TaiMed Biologics, Inc.*	1,000	8,362
Taiwan Semiconductor Manufacturing Co. Ltd.	9,565	81,017
Voltronic Power Technology Corp.	481	9,346
Walsin Technology Corp.	3,068	12,669
Win Semiconductors Corp.	1,496	16,269
Yageo Corp.	822	14,913

		460,751

Thailand — 0.1%
Fabrinet*	596	18,702

Turkey — 0.1%
Koza Altin Isletmeleri A/S*	675	6,994
Petkim Petrokimya Holding A/S	3,349	6,900
Tupras Turkiye Petrol Rafinerileri A/S	220	6,145

		20,039

United Kingdom — 0.9%
AstraZeneca PLC, ADR	2,261	79,067
ITE Group PLC	4,793	10,512
Liberty Global PLC (Class A Stock)*	261	8,172
Liberty Global PLC (Class C Stock)*	1,436	43,697
Smith & Nephew PLC	1,332	24,918

		166,366

United States — 26.5%
Abbott Laboratories	824	49,374
Acadia Healthcare Co., Inc.*	329	12,890
Advanced Micro Devices, Inc.*	2,515	25,276
Aetna, Inc.	59	9,971
Alkermes PLC*	867	50,251
Allergan PLC	481	80,947
Alliance Data Systems Corp.	76	16,177
Alnylam Pharmaceuticals, Inc.*	180	21,437
Alphabet, Inc. (Class A Stock)*	126	130,679
Alta Mesa Resources, Inc.*	5,764	46,111
Amazon.com, Inc.*	44	63,683
Anthem, Inc.	146	32,076
Arena Pharmaceuticals, Inc.*	451	17,815
athenahealth, Inc.*	112	16,019
Axcelis Technologies, Inc.*	392	9,643
Baxter International, Inc.	189	12,293
Biogen, Inc.*	94	25,739
Booking Holdings, Inc.*	5	10,402
Boston Scientific Corp.*	2,784	76,059
Bristol-Myers Squibb Co.	2,082	131,687
Broadcom Ltd.	278	65,511
Callon Petroleum Co.*	4,644	61,487
Cardinal Health, Inc.	408	25,573
CBS Corp. (Class B Non-Voting Stock)	778	39,981
Celgene Corp.*	260	23,195
Centennial Resource Development, Inc. (Class A Stock)*(a)	2,086	38,278
Cerner Corp.*	162	9,396
Charter Communications, Inc. (Class A Stock)*	199	61,933
Cigna Corp.	156	26,167
Cinemark Holdings, Inc.	586	22,075

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Cisco Systems, Inc.	691	$29,637
Cloudera, Inc.*	522	11,265
Cognex Corp.	171	8,890
Comcast Corp. (Class A Stock)	5,420	185,201
CommScope Holding Co., Inc.*	587	23,462
Concho Resources, Inc.*	257	38,635
Continental Resources, Inc.*	550	32,423
Cray, Inc.*	352	7,286
Danaher Corp.	360	35,248
Delek US Holdings, Inc.	839	34,147
Diamondback Energy, Inc.*	1,064	134,617
Edwards Lifesciences Corp.*	203	28,323
Electronic Arts, Inc.*	72	8,729
Eli Lilly & Co.	1,081	83,637
Envision Healthcare Corp.*	329	12,643
EOG Resources, Inc.	905	95,269
EQT Corp.	1,032	49,030
Etsy, Inc.*	466	13,076
Extraction Oil & Gas, Inc.*(a)	2,291	26,255
Facebook, Inc. (Class A Stock)*	728	116,327
FleetCor Technologies, Inc.*	212	42,930
Flex Ltd.*	3,411	55,702
FormFactor, Inc.*	1,633	22,290
Global Blood Therapeutics, Inc.*	385	18,596
Global Payments, Inc.	318	35,463
Guidewire Software, Inc.*	119	9,619
Halliburton Co.	1,021	47,926
Harris Corp.	184	29,676
HCA Healthcare, Inc.	287	27,839
HMS Holdings Corp.*	628	10,576
Hologic, Inc.*	272	10,162
Humana, Inc.	47	12,635
II-VI, Inc.*	1,078	44,090
Incyte Corp.*	428	35,665
Integrated Device Technology, Inc.*	1,108	33,860
Intel Corp.	557	29,009
Interpublic Group of Cos., Inc. (The)	1,541	35,489
IPG Photonics Corp.*	77	17,970
Ironwood Pharmaceuticals, Inc.*	750	11,573
Itron, Inc.*	195	13,952
Jagged Peak Energy, Inc.*(a)	5,866	82,887
Johnson & Johnson	408	52,285
KLA-Tencor Corp.	335	36,518
Lam Research Corp.	104	21,129
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	622	19,189
LifePoint Health, Inc.*	131	6,157
MaxLinear, Inc.*	397	9,032
McKesson Corp.	336	47,332
Medicines Co. (The)*	520	17,129
Medtronic PLC	1,094	87,761
Microchip Technology, Inc.	436	39,833
Micron Technology, Inc.*	1,214	63,298
Molina Healthcare, Inc.*	80	6,494
Mylan NV*	1,011	41,623
NetApp, Inc.	458	28,254
Netflix, Inc.*	103	30,421
New York Times Co. (The) (Class A Stock)	891	21,473
Newfield Exploration Co.*	1,865	45,543

A1422

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
NVIDIA Corp.	234	$54,192
OraSure Technologies, Inc.*	317	5,354
Outfront Media, Inc., REIT	904	16,941
PayPal Holdings, Inc.*	473	35,887
Pioneer Natural Resources Co.	306	52,565
Plains GP Holdings LP (Class A Stock)*	1,191	25,904
Portola Pharmaceuticals, Inc.*	121	3,952
ProPetro Holding Corp.*	3,128	49,704
QEP Resources, Inc.*	1,511	14,793
QUALCOMM, Inc.	424	23,494
Quantenna Communications, Inc.*	631	8,645
Regeneron Pharmaceuticals, Inc.*	145	49,932
Roku, Inc.*	269	8,366
salesforce.com, Inc.*	442	51,405
Seattle Genetics, Inc.*	574	30,043
Select Energy Services, Inc. (Class A Stock)*	1,499	18,917
ServiceNow, Inc.*	326	53,937
Silicon Laboratories, Inc.*	98	8,810
SRC Energy, Inc.*	3,047	28,733
Stryker Corp.	321	51,655
Syneos Health, Inc.*	346	12,283
Targa Resources Corp.	1,812	79,728
Teradyne, Inc.	717	32,774
Thermo Fisher Scientific, Inc.	299	61,732
TripAdvisor, Inc.*	272	11,122
Twenty-First Century Fox, Inc. (Class A Stock)	1,963	72,022
Twenty-First Century Fox, Inc. (Class B Stock)	664	24,150
Ultragenyx Pharmaceutical, Inc.*	277	14,124
UnitedHealth Group, Inc.	520	111,280
Verizon Communications, Inc.	496	23,719
Vertex Pharmaceuticals, Inc.*	220	35,856
Viacom, Inc. (Class B Stock)	1,130	35,098
Visa, Inc. (Class A Stock)	468	55,982
Walgreens Boots Alliance, Inc.	350	22,915
Walt Disney Co. (The)	987	99,134
WellCare Health Plans, Inc.*	125	24,204
Workday, Inc. (Class A Stock)*	388	49,319
WPX Energy, Inc.*	4,431	65,490
Zebra Technologies Corp. (Class A Stock)*	163	22,688
Zimmer Biomet Holdings, Inc.	45	4,907

		4,839,361

TOTAL COMMON STOCKS (cost $9,828,832)		10,505,951

PREFERRED STOCKS — 0.2%
Brazil — 0.0%
Braskem SA (PRFC A)	500	7,271

South Korea — 0.2%
Samsung Electronics Co. Ltd. (PRFC)	14	26,921

TOTAL PREFERRED STOCKS (cost $30,106)		34,192

			Shares	Value
UNAFFILIATED EXCHANGE TRADED FUND — 0.1%
TOPIX Exchange Traded Fund (cost $20,542)			1,212	$ 20,403

			Units
WARRANTS* — 0.0%
United States — 0.0%
Alta Mesa Resources, Inc., expiring 02/09/23 (cost $1,760)			824	1,277

Interest Rate	Maturity Date	Principal Amount (000)#
SOVEREIGN BONDS — 20.5%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	294	318,349
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.900%	07/15/20	EUR	45	60,885
Canadian Government Bond (Canada),
Bonds
3.500%	12/01/45	CAD	65	63,505
5.000%	06/01/37	CAD	15	16,715
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.000%	12/01/31	CAD	112	184,746
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	130	35,962
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/26	EUR	335	464,710
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	40	53,135
French Republic Government Bond OAT (France),
Bonds, TIPS
1.850%	07/25/27	EUR	128	217,220
Ireland Government Bond (Ireland),
Bonds
4.500%	04/18/20	EUR	25	33,908
5.400%	03/13/25	EUR	25	41,177
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.500%	08/01/19	EUR	50	63,070
5.000%	09/01/40	EUR	25	42,680
Bonds, TIPS
3.100%	09/15/26	EUR	311	513,288
Sr. Unsec’d. Notes, 144A
4.750%	08/01/23	EUR	42	62,541
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	12,850	122,867
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/26	JPY	50,100	500,080

A1423

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Kingdom of Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	40	$56,522
Netherlands Government Bond (Netherlands),
Bonds, 144A
2.000%	07/15/24	EUR	40	54,947
4.000%	01/15/37	EUR	15	28,164
Norway Government Bond (Norway),
Bonds, 144A
3.000%	03/14/24	NOK	580	79,851
3.750%	05/25/21	NOK	235	32,326
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
4.400%	10/31/23	EUR	55	82,960
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK	315	43,513
5.000%	12/01/20	SEK	315	43,261
Sweden Inflation Linked Bond (Sweden),
Bonds, TIPS
1.000%	06/01/25	SEK	1,280	189,210
United Kingdom Gilt (United Kingdom),
Bonds
3.500%	01/22/45	GBP	16	30,920
3.750%	09/07/21	GBP	15	23,077
5.000%	03/07/25	GBP	15	26,421
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.625%	03/22/40	GBP	91	263,702

TOTAL SOVEREIGN BONDS (cost $3,561,598)				3,749,712

TOTAL LONG-TERM INVESTMENTS (cost $13,442,838)				14,311,535

			Shares
SHORT-TERM INVESTMENTS — 20.8%

AFFILIATED MUTUAL FUND — 0.9%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $157,787; includes $157,728 of cash collateral for securities on loan)(b)(w)			157,803	157,787

UNAFFILIATED MUTUAL FUND — 19.6%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $3,565,382)			3,565,382	3,565,382

Value
OPTIONS PURCHASED~* — 0.3%
(cost $152,515)	$61,988

TOTAL SHORT-TERM INVESTMENTS (cost $3,875,684)	3,785,157

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.2% (cost $17,318,522)	18,096,692

OPTIONS WRITTEN~* — (0.1)%
(premiums received $30,774)	(20,765)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.1% (cost $17,287,748)	18,075,927
Other assets in excess of liabilities(z) — 0.9%	169,561

NET ASSETS — 100.0%	$18,245,488

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of level 3 securities is $80 and 0.0% of net assets.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $143,959; cash collateral of $157,728 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded

					Notional
	Call/	Expiration			Amount
Description	Put	Date	Strike	Contracts	(000)#	Value
S&P 500 Index	Call	05/31/18	$2,950.00	8	1	$1,320
S&P 500 Index	Call	09/21/18	$2,850.00	4	— (r)	12,140
S&P 500 Index	Call	09/21/18	$3,025.00	7	1	3,500

A1424

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	03/15/19	$3,300.00	16	2	$6,960
iPath S&P 500 VIX Short-Term Futures^	Put	01/18/19	$5.00	5	1	80

						$24,000

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs JPY	Call	Bank of America	01/15/19	125.00	—	1,567	$920

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
4- Year x 30- Year Interest Rate Swap, 04/08/51	Put	Bank of America	04/06/21	5.17%	3 Month LIBOR(Q)	5.17%(S)		570	$2,741
4- Year x 30- Year Interest Rate Swap, 04/08/51	Put	Deutsche Bank AG	04/06/21	5.17%	3 Month LIBOR(Q)	5.17%(S)		505	2,428
7- Year x 10- Year Interest Rate Swap, 04/04/34	Put	Goldman Sachs & Co.	04/02/24	4.88%	3 Month LIBOR(Q)	4.88%(S)		1,425	16,393
7- Year x 30- Year Interest Rate Swap, 04/10/54	Put	Morgan Stanley	04/08/24	3.92%	6 Month EURIBOR(S)	3.92%(A)	EUR	615	11,920
7- Year x 30- Year Interest Rate Swap, 04/10/54	Put	Goldman Sachs & Co.	04/08/24	3.92%	6 Month EURIBOR(S)	3.92%(A)	EUR	185	3,586

									$37,068

Total Options Purchased									$61,988

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 Index	Put	09/21/18	$2,375.00	2	—(r	)	$(10,340)
S&P 500 Index	Put	09/21/18	$2,500.00	1	—(r	)	(8,339)

							$(18,679)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#			Value
Currency Option USD vs JPY	Call	Bank of America	01/15/19	$145.00	—		1,567		$(84)
iPath S&P 500 VIX Short-Term Futures	Call	Bank of America	09/21/18	$80.00	155		16		(744)
DAX Index	Put	Goldman Sachs & Co.	04/20/18	11,750.00	1	EUR	— (r	)	(99)
Euro STOXX 50	Put	Goldman Sachs & Co.	04/20/18	3,200.00	2	EUR	— (r	)	(31)
Financial Select Sector SPDR Fund	Put	Morgan Stanley	06/15/18	$25.00	621		62		(230)
Nikkei 225	Put	Morgan Stanley	05/11/18	18,500.00	87	JPY	9		(82)
S&P 500 Index	Put	Morgan Stanley	04/30/18	$2,400.00	13		1		(91)

A1425

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

S&P 500 Index	Put	Morgan Stanley	05/18/18	$2,400.00	8	1	$(114)
S&P 500 Index	Put	Morgan Stanley	05/18/18	$2,525.00	6	1	(194)
S&P 500 Index	Put	Morgan Stanley	06/15/18	$2,550.00	6	1	(311)
Utilities Select Sector SPDR Fund	Put	Bank of America	05/18/18	$47.50	342	34	(106)

							$(2,086)

Total Options Written							$(20,765)

(r) Notional amount is less than $500 par.

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
9	90 Day Euro Dollar	Mar. 2019	$2,191,725	$2,025
3	2 Year U.S. Treasury Notes	Jun. 2018	637,828	(203)
27	5 Year U.S. Treasury Notes	Jun. 2018	3,090,445	9,930
1	10 Year Japanese Bonds	Jun. 2018	1,417,697	1,222
3	10 Year Mini Japanese Government Bonds	Jun. 2018	425,366	367
1	10 Year U.K. Gilt	Jun. 2018	172,316	3,096
7	20 Year U.S. Treasury Bonds	Jun. 2018	1,026,375	24,992
1	30 Year Euro Buxl	Jun. 2018	203,492	394
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	320,938	6,344
1	Amsterdam Index	Apr. 2018	129,936	(406)
1	ASX SPI 200 Index	Jun. 2018	110,138	(4,474)
4	BIST National 30 Index	Apr. 2018	14,237	(565)
2	CAC40 10 Euro	Apr. 2018	126,847	(1,815)
17	Canadian Dollar Currency	Jun. 2018	1,319,625	1,745
4	Euro Schatz. DUA Index	Jun. 2018	551,119	357
32	Euro STOXX 50 Index Dividend	Dec. 2018	495,724	7,276
11	Euro STOXX 50 Index Dividend	Dec. 2019	168,916	(4,368)
1	Euro-OAT	Jun. 2018	190,215	3,119
1	FTSE 100 Index	Jun. 2018	98,119	(1,143)
1	Hang Seng China Enterprises Index	Apr. 2018	76,744	(300)
1	KOSPI 200 Index	Jun. 2018	74,022	493
4	MSCI Taiwan Stock Index	Apr. 2018	161,640	1,220
4	S&P 500 E-Mini Index	Jun. 2018	528,600	(17,060)
1	S&P Mid Cap 400 E-Mini Index	Jun. 2018	188,310	(7,170)

				25,076

Short Positions:
18	90 Day Euro Dollar	Mar. 2020	4,374,225	(4,050)
11	3 Year Australian Treasury Bonds	Jun. 2018	2,542,461	(2,209)
2	5 Year Euro-Bobl	Jun. 2018	322,994	(2,396)
4	10 Year Australian Treasury Bonds	Jun. 2018	3,003,527	(6,862)
7	10 Year Canadian Government Bonds	Jun. 2018	724,097	(6,908)
4	10 Year Euro-Bund	Jun. 2018	784,683	(11,174)
39	10 Year U.S. Treasury Notes	Jun. 2018	4,724,484	(26,859)
24	Australian Dollar Currency	Jun. 2018	1,842,240	15,697
24	British Pound Currency	Jun. 2018	2,108,700	(27,900)
22	Euro Currency	Jun. 2018	3,398,588	12,512
3	Euro STOXX 50 Index	Jun. 2018	121,113	1,034
5	Euro STOXX 50 Index Dividend	Dec. 2020	77,518	62
2	Euro STOXX 50 Index Dividend	Dec. 2021	30,121	357
2	FTSE/JSE Top 40 Index	Jun. 2018	83,430	5,729
1	IBEX 35 Index	Apr. 2018	117,770	199
7	Japanese Yen Currency	Jun. 2018	826,306	5,958

A1426

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
1	Norwegian Krone Currency	Jun. 2018	$255,520	$950
1	S&P/TSX 60 Index	Jun. 2018	140,645	1,731
1	Swedish Krona Currency	Jun. 2018	240,640	3,120
9	Swiss Franc Currency	Jun. 2018	1,182,825	21,301
7	TOPIX Index	Jun. 2018	1,122,645	(691)

				(20,399)

				$4,677

Cash and foreign currency of $374,291 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/30/18	Citigroup Global Markets	AUD	300	$231,783	$230,419	$—	$ (1,364)
Brazilian Real,
Expiring 04/03/18	Bank of America	BRL	815	251,485	246,762	—	(4,723)
Expiring 04/03/18	Bank of America	BRL	310	93,953	93,860	—	(93)
Expiring 05/03/18	Bank of America	BRL	355	107,290	107,223	—	(67)
British Pound,
Expiring 04/30/18	Bank of America	GBP	230	325,611	323,125	—	(2,486)
Canadian Dollar,
Expiring 04/30/18	Deutsche Bank AG	CAD	160	124,521	124,267	—	(254)
Euro,
Expiring 04/30/18	Bank of America	EUR	317	392,089	390,943	—	(1,146)
Hungarian Forint,
Expiring 04/27/18	Bank of America	HUF	77,990	308,185	307,761	—	(424)
Indian Rupee,
Expiring 04/27/18	Bank of America	INR	21,085	322,253	322,112	—	(141)
Japanese Yen,
Expiring 04/27/18	Deutsche Bank AG	JPY	28,100	267,945	264,567	—	(3,378)
Expiring 09/22/22	JPMorgan Chase	JPY	1,300	13,460	14,037	577	—
Mexican Peso,
Expiring 04/30/18	JPMorgan Chase	MXN	7,140	382,912	390,809	7,897	—
New Taiwanese Dollar,
Expiring 04/30/18	Deutsche Bank AG	TWD	25,630	882,515	880,936	—	(1,579)
New Zealand Dollar,
Expiring 04/30/18	Deutsche Bank AG	NZD	395	286,354	285,442	—	(912)
Norwegian Krone,
Expiring 04/30/18	Bank of America	NOK	2,165	279,629	276,460	—	(3,169)
Polish Zloty,
Expiring 04/30/18	Bank of America	PLN	685	200,044	200,206	162	—
Singapore Dollar,
Expiring 04/30/18	Deutsche Bank AG	SGD	740	563,465	564,798	1,333	—
South African Rand,
Expiring 04/30/18	Bank of America	ZAR	1,820	153,967	153,036	—	(931)
South Korean Won,
Expiring 04/30/18	Citigroup Global Markets	KRW	333,790	309,480	313,500	4,020	—
Swedish Krona,
Expiring 04/30/18	Bank of America	SEK	1,760	213,662	211,270	—	(2,392)

A1427

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc,
Expiring 04/30/18	Bank of America	CHF	280	$296,129	$293,658	$—	$(2,471)

				$6,006,732	$5,995,191	13,989	(25,530)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/30/18	Citigroup Global Markets	AUD	210	$162,248	$161,293	$955	$—
Expiring 04/30/18	JPMorgan Chase	AUD	70	54,134	53,764	370	—
Expiring 04/30/18	JPMorgan Chase	AUD	60	46,399	46,084	315	—
Brazilian Real,
Expiring 04/03/18	Bank of America	BRL	660	203,656	199,831	3,825	—
Expiring 04/03/18	Bank of America	BRL	355	107,592	107,485	107	—
Expiring 04/03/18	Bank of America	BRL	70	21,273	21,194	79	—
Expiring 04/03/18	Bank of America	BRL	40	12,276	12,111	165	—
Expiring 05/03/18	Bank of America	BRL	310	93,689	93,630	59	—
Expiring 05/03/18	Bank of America	BRL	100	30,053	30,204	—	(151)
Expiring 05/03/18	Bank of America	BRL	100	29,951	30,204	—	(253)
British Pound,
Expiring 04/30/18	Bank of America	GBP	45	63,706	63,220	486	—
Canadian Dollar,
Expiring 04/30/18	Deutsche Bank AG	CAD	180	140,087	139,801	286	—
Euro,
Expiring 04/30/18	Bank of America	EUR	95	117,503	117,159	344	—
Hungarian Forint,
Expiring 04/27/18	Bank of America	HUF	41,975	165,868	165,640	228	—
Indian Rupee,
Expiring 04/27/18	Bank of America	INR	13,900	212,962	212,348	614	—
Expiring 04/27/18	Bank of America	INR	12,575	192,190	192,106	84	—
Japanese Yen,
Expiring 04/27/18	Deutsche Bank AG	JPY	39,295	374,694	369,971	4,723	—
Expiring 09/22/22	JPMorgan Chase	JPY	1,300	13,460	14,036	—	(576)
Mexican Peso,
Expiring 04/30/18	JPMorgan Chase	MXN	3,905	209,422	213,741	—	(4,319)
New Taiwanese Dollar,
Expiring 04/30/18	Deutsche Bank AG	TWD	18,685	643,379	642,228	1,151	—
Expiring 04/30/18	Deutsche Bank AG	TWD	550	18,919	18,905	14	—
New Zealand Dollar,
Expiring 04/30/18	Deutsche Bank AG	NZD	175	126,866	126,462	404	—
Norwegian Krone,
Expiring 04/30/18	Bank of America	NOK	130	16,791	16,601	190	—
Polish Zloty,
Expiring 04/30/18	Bank of America	PLN	235	68,628	68,684	—	(56)
Singapore Dollar,
Expiring 04/30/18	Deutsche Bank AG	SGD	130	98,987	99,221	—	(234)
South Korean Won,
Expiring 04/30/18	Citigroup Global Markets	KRW	433,250	401,697	406,915	—	(5,218)
Swedish Krona,
Expiring 04/30/18	Bank of America	SEK	1,645	199,701	197,465	2,236	—
Expiring 04/30/18	JPMorgan Chase	SEK	180	21,729	21,607	122	—

A1428

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc,
Expiring 04/30/18	Bank of America	CHF	355	$375,449	$372,316	$3,133	$—

				$4,223,309	$4,214,226	19,890	(10,807)

						$33,879	$(36,337)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Republic of Brazil	12/20/22	1.000	%(Q)	227	1.488%	$ (4,735)	$ (5,944)	$1,209	Morgan Stanley

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.29	06/20/23	1.000	%(Q)	504	$(10,341)	$(8,708)	$1,633
CDX.NA.HY.30	06/20/23	5.000	%(Q)	856	52,877	53,168	291
CDX.NA.IG.30	06/20/23	1.000	%(Q)	310	5,738	5,235	(503)
iTraxx Europe Crossover S28.V1	12/20/22	5.000	%(Q) EUR	90	13,768	12,280	(1,488)
iTraxx Europe S28.V1	12/20/22	1.000	%(Q) EUR	270	15,202	7,910	(7,292)

					$77,244	$69,885	$(7,359)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):
iTraxx Europe Senior Financial S28.V1	12/20/22	1.000%(Q) EUR	262	$6,894	$6,837	$57	Citigroup Global Markets

Cash of $210,242 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at March 31, 2018.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1429

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2018:

Long(Short)	Upfront
Notional	Premiums	Unrealized
Termination	Amount	Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements:
Bank of America	6/29/18	700	Pay monthly payments based on 1 Month LIBOR -25bps and receive monthly variable payments based on Powershares DB Agriculture Fund	$(143)	$ —	$ (143)
Bank of America	6/29/18	637	Pay monthly payments based on 1 Month LIBOR -25bps and receive monthly variable payments based on Powershares DB Base Metal Fund	—	—	—
Bank of America	6/29/18	550	Pay monthly payments based on 1 Month LIBOR -25bps and receive monthly variable payments based on Powershares DB Energy Fund	(109)	—	(109)
Bank of America	6/29/18	738	Pay monthly payments based on 1 Month LIBOR -25bps and receive monthly variable payments based on Powershares DB Precious Metals Fund	—	—	—
Bank of America	12/31/18	HKD	(482)	Receive monthly payments based on 1 Month HIBOR +25bps and pay monthly variable payments based on the market fluctuation of the MSCI China Consumer Discretionary Index	(7)	—	(7)
Bank of America	12/31/18	HKD	(148)	Receive monthly payments based on 1 Month HIBOR -10bps and pay monthly variable payments based on the market fluctuation of the MSCI China Health Care Index	(2)	—	(2)
Bank of America	1/31/19	(12)	Receive monthly payments based on 1 Month LIBOR +25bps and pay monthly variable payments based on the market fluctuation of the MSCI Korea Consumer Discretionary Gross Total Return USD Index	(53)	—	(53)
Bank of America	4/30/18	(1,808)	Receive monthly payments based on 1 Month LIBOR +25bps and pay monthly variable payments based on the market fluctuation of the S&P North American Technology Sector Index	—	—	—

A1430

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

Long(Short)	Upfront
Notional	Premiums	Unrealized
Termination	Amount	Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Bank of America	6/29/18	(434)	Receive monthly payments based on 1 Month LIBOR +34bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	$ —	$ —	$ —
Bank of America	11/30/18	(10)	Receive monthly payments based on 1 Month LIBOR +40.5bps and pay monthly variable payments based on the market fluctuation of S&P 500 Energy Sector Total Return Index	(2)	—	(2)
Bank of America	2/28/19	(2)	Receive monthly payments based on 1 Month LIBOR -148bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	(1)	—	(1)
Bank of America	3/29/19	(137)	Receive monthly payments based on 1 Month LIBOR -30bps and pay monthly variable payments based on the market fluctuation of MSCI Korean Health Care Gross Total Return USD Index	(1,963)	—	(1,963)
Bank of America	2/28/19	(2)	Receive monthly payments based on 1 Month LIBOR -350bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	—	—	—
Bank of America	6/29/18	(40)	Receive monthly payments based on 1 Month LIBOR and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	—	—	—
Bank of America	4/30/18	84	Receive monthly variable payments based on the market fluctuation of Bof AML VolRyder Index	(321)	—	(321)
Barclays Capital Group	3/29/19	HKD	(516)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of the MSCI China Health Care Index	(7)	—	(7)
Barclays Capital Group	3/29/19	HKD	(1,012)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of the MSCI China Automobiles & Components Index	1,379	—	1,379
Barclays Capital Group	3/29/19	HKD	(499)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of the MSCI China Information Technology Index	(7)	—	(7)

A1431

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

Long(Short)	Upfront
Notional	Premiums	Unrealized
Termination	Amount	Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Barclays Capital Group	3/29/19	HKD	(514)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of the MSCI China Real Estate Index	$1,167	$ 275	$ 892
Barclays Capital Group	3/29/19	(68)	Receive monthly payments based on 1 Month LIBOR +60bps and pay monthly variable payments based on the market fluctuation of the MSCI Korea Financials Gross Total Return USD Index	(20)	—	(20)
Barclays Capital Group	3/29/19	(67)	Receive monthly payments based on 1 Month LIBOR +65bps and pay monthly variable payments based on the market fluctuation of the MSCI Korea Financials Gross Total Return USD Index	(30)	—	(30)
Barclays Capital Group	4/20/18	38	Receive monthly payments on the fixed rate of 0.50% and pay monthly variable payments based on the market fluctuation of Barclays Volscore Delta Hedged Straddle Strategy Excess Return Index	(228)	—	(228)
Barclays Capital Group	6/29/18	119	Receive monthly variable payments based on the market fluctuation of Barclays QMA US Excess Return Index and pay monthly payments on the fixed rate of 0.0105%	1,773	—	1,773
Barclays Capital Group	6/29/18	152	Receive monthly variable payments based on the market fluctuation of Barclays QMA US Excess Return Index and pay monthly payments on the fixed rate of 1.05%	2,264	—	2,264
Barclays Capital Group	6/29/18	69	Receive monthly variable payments based on the market fluctuation of Barclays QMA US Excess Return Index and pay monthly payments on the fixed rate of 1.05%	1,005	—	1,005
Barclays Capital Group	4/20/18	98	Receive monthly variable payments based on the market fluctuation of Barclays Volscore Delta Hedged Straddle Strategy Excess Return Index and pay monthly payments on the fixed rate of 0.50%	(556)	—	(556)
BNP Paribas	6/29/18	(1,449)	Receive monthly payments based on 1 Month LIBOR +30bps and pay monthly variable payments based on the market fluctuation of the MSCI AC Asia Pac Information Technology Gross Total Return USD Index	8,940	—	8,940

A1432

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

		Long(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Citigroup Global Markets††	9/28/18	397	Pay monthly payments based on 1 Month LIBOR +95bps and receive monthly variable payments based on the market fluctuation of the Citi Merger & Acquisition US Total Return Index	$ —	$ —	$ —
Citigroup Global Markets	8/31/18	(1,024)	Receive monthly payments based on 1 Month LIBOR and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	(211)	—	(211)
Citigroup Global Markets	11/30/18	(106)	Receive monthly payments based on 1 Month LIBOR +37bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	—	—	—
Citigroup Global Markets	4/04/18	(519)	Receive monthly payments based on 1 Month LIBOR +45bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Materials Sector Total Return Index	23,356	—	23,356
Citigroup Global Markets	4/04/18	(403)	Receive monthly payments based on 1 Month LIBOR +50bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	(690)	—	(690)
Citigroup Global Markets	4/04/18	(173)	Receive monthly payments based on 1 Month LIBOR +50bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Financial Sector Total Return Index	7,491	—	7,491
Citigroup Global Markets	4/04/18	(288)	Receive monthly payments based on 1 Month LIBOR +55bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Industrials Total Return Index	5,897	—	5,897
Citigroup Global Markets	4/04/18	287	Receive monthly payments based on the market fluctuation of S&P 500 Consumer Staples Sector Total Return Index and pay monthly variable payments based on 1 Month LIBOR +54bps	(7,203)	—	(7,203)
Citigroup Global Markets	4/04/18	517	Receive monthly payments based on the market fluctuation of S&P 500 Discretionary Sector Total Return Index and pay monthly variable payments based on 1 Month LIBOR +64bps	(13,935)	—	(13,935)

A1433

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

Long(Short)	Upfront
Notional	Premiums	Unrealized
Termination	Amount	Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Citigroup Global Markets	4/04/18	172	Receive monthly payments based on the market fluctuation of S&P 500 Healthcare Sector Index and pay monthly variable payments based on 1 Month LIBOR +64bps	$ (6,059)	$ —	$ (6,059)
Citigroup Global Markets	4/04/18	403	Receive monthly payments based on the market fluctuation of S&P 500 Information Technology Sector Index and pay monthly variable payments based on 1 Month LIBOR +67bps	(17,141)	—	(17,141)
Deutsche Bank AG	6/29/18	(428)	Receive monthly payments based on 1 Month LIBOR +39bps and pay monthly variable payments based on the market fluctuation of the MSCI Daily Total Return World Gross Health USD	64	—	64
Deutsche Bank AG	2/28/19	(139)	Receive monthly payments based on 1 Month LIBOR +44bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	(24)	—	(24)
Deutsche Bank AG††	4/30/18	310	Receive monthly variable payments based on the market fluctuation of Deutsche Bank Custom Volatility Portfolio	(78)	—	(78)
Deutsche Bank AG††	4/30/18	173	Receive monthly variable payments based on the market fluctuation of Deutsche Bank Custom Volatility Portfolio	—	—	—
Deutsche Bank AG††	4/30/18	141	Receive monthly variable payments based on the market fluctuation of Deutsche Bank Custom Volatility Portfolio	(168)	—	(168)
Goldman Sachs & Co.	10/31/18	3	Pay or receive monthly payments based on the market fluctuation of Goldman Sachs Dynamic Gamma US Series 33 Excess Return Strategy	—	—	—
Goldman Sachs & Co.	10/31/18	6	Pay or receive monthly payments based on the market fluctuation of Goldman Sachs Volatility Carry US Series 71 Excess Return Strategy	(1)	—	(1)
Goldman Sachs & Co.	12/31/18	HKD	(111)	Receive monthly payments based on 1 Month HIBOR -150bps and pay monthly variable payments based on the market fluctuation of the MSCI China Real Estate Index	193	—	193
Goldman Sachs & Co.	12/31/18	HKD	(99)	Receive monthly payments based on 1 Month HIBOR -15bps and pay monthly variable payments based on the market fluctuation of the MSCI China Information Technology Index	(1)	—	(1)

A1434

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

Long(Short)	Upfront
Notional	Premiums	Unrealized
Termination	Amount	Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Goldman Sachs & Co.	3/29/19	HKD	(528)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of the MSCI China Information Technology Index	$ 1,574	$ —	$ 1,574
Goldman Sachs & Co.	3/29/19	HKD	(522)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of the MSCI China Insurance Index	772	—	772
Goldman Sachs & Co.	3/29/19	ZAR	(1,409)	Receive monthly payments based on 1 Month JIBAR +10bps and pay monthly variable payments based on the market fluctuation of MSCI South Africa Consumer Discretionary Index	(1,276)	—	(1,276)
Goldman Sachs & Co.	6/29/18	(1,008)	Receive monthly payments based on 1 Month LIBOR +23bps and pay monthly variable payments based on the market fluctuation of the MSCI World Media Gross Total Return Index	112	—	112
Goldman Sachs & Co.	4/30/18	(1,686)	Receive monthly payments based on 1 Month LIBOR +45bps and pay monthly variable payments based on the market fluctuation of MSCI Daily Tptal Return World Gross Health Care USD	(2,237)	—	(2,237)
Goldman Sachs & Co.	2/28/19	(20)	Receive monthly payments based on 1 Month LIBOR and pay monthly variable payments based on the market fluctuation of MSCI Brazil Net Total Return USD Index	(5)	—	(5)
Goldman Sachs & Co.	8/31/18	13	Receive monthly variable payments based on the market fluctuation of Goldman Sachs Volatility Carry US Series 71 Excess Return Strategy Index	(4)	—	(4)
Goldman Sachs & Co.	8/31/18	12	Receive monthly variable payments based on the market fluctuation of Goldman Sachs Volatility Carry US Series 71 Excess Return Strategy Index	—	—	—
JPMorgan Chase	2/28/19	357	Receive monthly variable payments based on the market fluctuation of J.P. Morgan US QES Momentum Index (2) and pay monthly payments on the fixed rate of -0.25%	(48)	—	(48)
JPMorgan Chase	2/28/19	87	Receive monthly variable payments based on the market fluctuation of J.P. Morgan US Volatility QES Short and pay monthly payments on the fixed rate of -0.25%	(1,608)	—	(1,608)

A1435

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Total return swap agreements outstanding at March 31, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Morgan Stanley††	9/28/18	304	Receive monthly variable payments based on the market fluctuation of Morgan Stanley Dynamic Skew Index and pay monthly payments on the fixed rate of 0.70%	$(149)	$—	$(149)
Morgan Stanley††	7/31/18	226	Receive monthly variable payments based on the market fluctuation of Morgan Stanley Systematic Dispersion Index and pay monthly payments on the fixed rate of 0.40%	—	—	—

				$1,700	$275	$1,425

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) The value of the JPM US QES Momentum Index is derived from E-mini S&P 500 futures. The allocation was 0% at March 31, 2018.

†† See the tables below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Citi Merger & Acquisition US Total Return Index total return swap with Citigroup Global Markets, as of March 31, 2018, termination date 09/28/18:

Cash/Cash Equivalent:
Description					Value	% of Total Index Value
USD Currency					$646,289	2.59%

Common Stocks:

Reference Entity				Shares	Market Value	% of Total Index Value
Aetna Inc				7,388	$1,248,625	5.00%
Twenty-First Century Fox Inc				34,032	1,248,625	5.00%
Express Scripts Holding Co				18,075	1,248,625	5.00%
Rockwell Collins Inc				8,085	1,090,290	4.37%
Dr Pepper Snapple Group Inc				9,071	1,073,854	4.30%
GGP Inc				51,661	1,056,993	4.23%
Blue Buffalo Pet Products Inc				19,285	767,743	3.07%
Microsemi Corp				11,846	766,687	3.07%
Orbital ATK Inc				5,761	763,941	3.06%
MuleSoft Inc				15,904	699,452	2.80%
Cavium Inc				8,809	699,261	2.80%
Validus Holdings Ltd				10,137	683,737	2.74%
Spectrum Brands Holdings Inc				6,532	677,400	2.71%
SCANA Corp				17,966	674,629	2.70%
DST Systems Inc				7,892	660,140	2.64%
Avista Corp				11,369	582,666	2.33%
KapStone Paper and Packaging Corp				16,939	581,181	2.33%
Blackhawk Network Holdings Inc				11,835	529,024	2.12%
Callidus Software Inc				14,409	518,011	2.07%
Akorn Inc				27,514	514,781	2.06%
Dynegy Inc				35,775	483,676	1.94%
Nationstar Mortgage Holdings Inc				26,059	468,012	1.87%
Pinnacle Entertainment Inc				15,519	467,909	1.87%
Chicago Bridge & Iron Co NV				31,959	460,207	1.84%
Oclaro Inc				47,944	458,349	1.84%
NxStage Medical Inc				18,423	458,003	1.83%
Rite Aid Corp				269,245	452,331	1.81%
General Cable Corp				14,997	443,915	1.78%
Ply Gem Holdings Inc				20,447	441,658	1.77%
Infinity Property & Casualty Corp				3,577	423,511	1.70%
A Schulman Inc				9,773	420,222	1.68%
Stewart Information Services Corp				8,924	392,108	1.57%
Capella Education Co				4,459	389,475	1.56%
CommerceHub Inc				17,101	384,768	1.54%
MainSource Financial Group Inc				9,440	383,724	1.54%
Archrock Partners LP				30,631	374,309	1.50%
Kindred Healthcare Inc				39,845	364,582	1.46%
Connecticut Water Service Inc				5,751	348,089	1.39%
Finish Line Inc (The)				23,556	318,949	1.28%
NuStar GP Holdings LLC				26,558	306,745	1.23%

					$24,326,207

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Systematic Dispersion Index total return swap with Morgan Stanley, as of March 31, 2018, termination date 07/31/18:

Cash/Cash Equivalent:

Description					Value	% of Total Index Value
USD Currency					$1,271,725	67.10%

Securities Sold Short:

Reference Entity				Shares	Market Value	% of Total Index Value
Amazon.com, Inc.				(100)	$(144,349)	(7.62)%
Microsoft Corporation				(1,371)	(125,140)	(6.60)%
Intel Corporation				(1,442)	(75,116)	(3.96)%
Mastercard Incorporated				(326)	(57,086)	(3.01)%
Cisco Systems, Inc.				(1,292)	(55,421)	(2.92)%
Bank of America Corporation				(1,031)	(30,909)	(1.63)%
The Boeing Company				(79)	(25,802)	(1.36)%
JPMorgan Chase & Co.				(166)	(18,216)	(0.96)%
Visa Inc.				(124)	(14,839)	(0.78)%
Berkshire Hathaway Inc.				(73)	(14,608)	(0.77)%
Abbott Laboratories				(185)	(11,096)	(0.59)%
NVIDIA Corporation				(42)	(9,646)	(0.51)%
International Business Machines Corporation				(53)	(8,072)	(0.43)%
Apple Inc.				(43)	(7,285)	(0.38)%
Union Pacific Corporation				(47)	(6,286)	(0.33)%
Pfizer Inc.				(156)	(5,526)	(0.29)%
Netflix, Inc.				(17)	(5,108)	(0.27)%
Texas Instruments Incorporated				(49)	(5,100)	(0.27)%
Bristol-Myers Squibb Company				(69)	(4,341)	(0.23)%
The Home Depot, Inc.				(17)	(3,092)	(0.16)%
AT&T Inc.				(83)	(2,946)	(0.16)%
Medtronic plc				(32)	(2,559)	(0.14)%
Adobe Systems Incorporated				(5)	(1,180)	(0.06)%
Gilead Sciences, Inc.				(14)	(1,092)	(0.06)%
Chevron Corporation				(9)	(994)	(0.05)%
Merck & Co., Inc.				(11)	(601)	(0.03)%
Booking Holdings Inc.				(1)	(477)	(0.03)%

					$(636,887)

Options Written:
Reference Entity	Call/Put	Expiration	Strike	Contracts	Value	% of Total Index Value
SPX Index	Call	7/20/2018	$2,755	1	$(3,639)	(0.19)%
SPX Index	Call	6/15/2018	$2,675	1	(3,522)	(0.19)%
SPX Index	Call	9/21/2018	$2,775	1	(3,142)	(0.17)%
SPX Index	Call	9/21/2018	$2,850	1	(2,526)	(0.13)%
SPX Index	Call	6/15/2018	$2,775	1	(2,284)	(0.12)%
SPX Index	Call	7/20/2018	$2,810	1	(2,004)	(0.11)%
SPX Index	Call	6/15/2018	$2,750	1	(1,960)	(0.10)%
SPX Index	Call	6/15/2018	$2,800	1	(1,585)	(0.08)%
SPX Index	Call	6/15/2018	$2,825	1	(1,542)	(0.08)%
SPX Index	Call	6/15/2018	$2,850	2	(1,400)	(0.07)%
SPX Index	Call	9/21/2018	$2,800	1	(1,346)	(0.07)%
SPX Index	Call	7/20/2018	$2,915	2	(1,247)	(0.07)%
SPX Index	Call	9/21/2018	$2,975	1	(1,034)	(0.05)%
SPX Index	Call	6/15/2018	$2,900	2	(799)	(0.04)%
SPX Index	Call	9/21/2018	$2,900	1	(700)	(0.04)%
SPX Index	Call	6/15/2018	$2,725	1	(641)	(0.03)%
SPX Index	Call	7/20/2018	$2,970	2	(623)	(0.03)%
SPX Index	Call	6/15/2018	$2,950	3	(609)	(0.03)%
SPX Index	Call	4/20/2018	$2,750	1	(580)	(0.03)%
SPX Index	Call	9/21/2018	$3,025	1	(574)	(0.03)%
SPX Index	Call	6/15/2018	$2,925	1	(410)	(0.02)%
SPX Index	Call	9/21/2018	$3,050	1	(347)	(0.02)%

					$(32,514)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Dynamic Skew Index total return swap with Morgan Stanley, as of March 31, 2018, termination date 09/28/18:

Cash/Cash Equivalents:
Description					Value	% of Total Index Value
USD Currency					$2,092,136	127.36%

Future Contract:

Short Position:
Reference Entity			No. of Contracts	Expiration Date	Value	% of Total Index Value
S&P E-mini futures			3	Jun. 2018	$(441,318)	(26.87)%

Options Purchased:
Reference Entity	Call/Put	Expiration	Strike	Contracts	Value	% of Total Index Value
SPX Index	Call	4/20/2018	$2,790	9	$2,875	0.18%

Options Written:
Reference Entity	Call/Put	Expiration	Strike	Contracts	Value	% of Total Index Value
SPX Index	Put	4/20/2018	$2,545	6	$(10,971)	(0.67)%

The following table represents the individual positions and related values of underlying securities of Deutsche Bank Custom Volatility Portfolio total return swap with Citigroup Global Markets, as of March 31, 2018, termination date 04/30/18:

Indices:
Reference Entity				Shares	Market Value	% of Total Index Value
Deutsche Bank DBIQ ImpAct Euro Rates 3M Index				1,078	$121,082	39.02%
Deutsche Bank EUR Rates Long Volatility Index				202	27,493	8.86%
Deutsche Bank USD Rates Long Volatility Index				285	37,299	12.02%
Deutsche Bank DBIQ ImpAct Dollar Rates 3M Index				1,000	124,434	40.10%

					$310,308

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$26,148	$—
Belgium	—	29,318	—
Bermuda	54,515	—	—
Brazil	164,152	—	—
Canada	134,821	—	—
China	113,831	637,707	—
Colombia	13,724	—	—
Denmark	4,281	25,423	—
France	—	131,193	—
Germany	4,110	9,224	—
Hong Kong	13,939	127,074	—
Ireland	—	23,706	—
Israel	48,657	—	—
Japan	—	2,429,851	—
Jordan	—	3,452	—
Macau	—	11,051	—
Malaysia	4,533	15,498	—
Mexico	13,936	—	—
Netherlands	31,571	41,318	—
New Zealand	—	8,637	—
Peru	27,245	—	—
Russia	69,925	—	—
Singapore	15,306	20,834	—
South Africa	—	52,335	—
South Korea	29,514	500,167	—
Sweden	—	28,421	—
Switzerland	—	135,315	—
Taiwan	6,641	454,110	—

A1436

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Thailand	$18,702	$—	$—
Turkey	—	20,039	—
United Kingdom	130,936	35,430	—
United States	4,839,361	—	—
Preferred Stocks
Brazil	7,271	—	—
South Korea	—	26,921	—
Unaffiliated Exchange Traded Fund	—	20,403	—
Warrants	1,277	—	—
Sovereign Bonds	—	3,749,712	—
Affiliated Mutual Fund	157,787	—	—
Unaffiliated Mutual Fund	3,565,382	—	—
Options Purchased	23,920	37,988	80
Options Written	(20,582)	(183)	—
Other Financial Instruments*
Futures Contracts	4,677	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,458)	—
Centrally Cleared Credit Default Swap Agreements	—	(7,359)	—
OTC Credit Default Swap Agreements	—	2,159	—
OTC Total Return Swap Agreements	—	1,700	—

Total	$9,479,432	$8,595,134	$80

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1437

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Sovereign Bonds	20.5%
Unaffiliated Mutual Fund	19.6
Oil, Gas & Consumable Fuels	6.6
Semiconductors & Semiconductor Equipment	6.1
Media	5.2
Pharmaceuticals	5.1
Internet Software & Services	3.3
Electronic Equipment, Instruments & Components	3.1
Health Care Equipment & Supplies	2.5
Biotechnology	2.5
Health Care Providers & Services	2.2
Software	1.9
Technology Hardware, Storage & Peripherals	1.4
IT Services	1.4
Banks	1.3
Machinery	1.1
Insurance	1.1
Auto Components	0.9
Construction & Engineering	0.9
Affiliated Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	0.9
Household Durables	0.8
Internet & Direct Marketing Retail	0.8
Chemicals	0.8
Energy Equipment & Services	0.6
Diversified Telecommunication Services	0.6
Automobiles	0.5
Life Sciences Tools & Services	0.5
Specialty Retail	0.4
Metals & Mining	0.4
Communications Equipment	0.4

Beverages	0.4%
Personal Products	0.3
Options Purchased	0.3
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.3
Real Estate Management & Development	0.3
Hotels, Restaurants & Leisure	0.3
Airlines	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Electrical Equipment	0.3
Food & Staples Retailing	0.2
Tobacco	0.2
Food Products	0.2
Diversified Consumer Services	0.2
Aerospace & Defense	0.2
Health Care Technology	0.2
Gas Utilities	0.2
Multiline Retail	0.2
Textiles, Apparel & Luxury Goods	0.2
Professional Services	0.2
Leisure Products	0.1
Unaffiliated Exchange Traded Fund	0.1
Commercial Services & Supplies	0.1
Construction Materials	0.1
Diversified Financial Services	0.1
Paper & Forest Products	0.1
Building Products	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Industrial Conglomerates	0.0	*
Water Utilities	0.0	*

	99.2
Options Written	(0.1)
Other assets in excess of liabilities	0.9

	100.0%

*	Less than +/- 0.05%

A1438

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 100.5%

ASSET-BACKED SECURITIES — 5.4%

Automobiles — 0.3%
Hertz Vehicle Financing II LLC, Series 2017-1A, Class A, 144A	2.960%		10/25/21	6,950	$6,890,729
Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 144A	3.290%		02/25/24	3,110	3,070,885

					9,961,614

Collateralized Loan Obligations — 0.3%
Community Funding CLO (Cayman Islands), Series 2015-1A, Class A, 144A	5.750%		11/01/27	8,220	8,049,088

Home Equity Loans — 0.6%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2, 1 Month LIBOR + 0.960%	2.832	%(c)	05/25/34	3,388	3,404,144
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B, 1 Month LIBOR + 0.150%.	1.927	%(c)	11/15/36	237	201,716
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1	5.820%		03/25/37	14,662	14,452,815
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3, 1 Month LIBOR + 0.240%	2.112	%(c)	11/25/36	2,624	1,234,592

					19,293,267

Manufactured Housing — 0.2%
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	2,777	2,843,052
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2.	4.944	%(cc)	02/20/32	875	873,449
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	5.088	%(cc)	03/13/32	1,650	1,647,030

					5,363,531

Other — 0.1%
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A	5.920%		07/14/28	4,303	4,285,260

Residential Mortgage-Backed Securities — 1.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R2, Class A1A, 1 Month LIBOR + 0.690%	2.562	%(c)	04/25/34	612	613,505
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3, 1 Month LIBOR + 1.140%	3.012	%(c)	09/25/34	136	136,287
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1, 1 Month LIBOR + 0.400%, 144A	2.272	%(c)	07/25/36	8,370	7,681,583
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 1 Month LIBOR + 0.750%, 144A	2.622	%(c)	07/25/44	1,739	1,763,544
Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class MF1	5.071	%(cc)	04/25/35	3,541	3,563,010

A1439

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust, Series 2006-SD3, Class A1, 1 Month LIBOR + 0.330%, 144A	2.202	%(c)	07/25/36	456		$425,888
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803	%(cc)	11/25/32	1,478		1,545,734
PFCA Home Equity Investment Trust, Series 2003-IFC6, 144A	4.134	%(cc)	04/22/35	21,625		21,689,722
RAMP Trust, Series 2006-RZ4, Class A3, 1 Month LIBOR + 0.270%	2.142	%(c)	10/25/36	3,350		3,296,043

						40,715,316

Small Business Loan — 0.1%
SBA Small Business Investment Cos., Series 2017-10B, Class 1	2.518%		09/10/27	485		476,872
SBA Small Business Investment Cos., Series 2018-10A, Class 1	3.187%		03/10/28	1,970		1,965,915
United States Small Business Administration, Series 2017-20D, Class 1	2.840%		04/01/37	1,216		1,188,484

						3,631,271

Student Loans — 2.4%
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 Month LIBOR + 1.050%, 144A	2.922	%(c)	07/26/66	2,980		3,048,000
Navient Student Loan Trust, Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A	2.672	%(c)	07/26/66	7,007		7,051,451
Nelnet Student Loan Trust, Series 2005-4, Class A4R2,	2.082	%(cc)	03/22/32	6,700		6,299,735
SLC Student Loan Trust, Series 2006-2, Class A6, 3 Month LIBOR + 0.160%	2.285	%(c)	09/15/39	1,880		1,814,934
SLM Student Loan Trust, Series 2003-4, Class A5E, 3 Month LIBOR + 0.750%, 144A	2.875	%(c)	03/15/33	2,873		2,844,729
SLM Student Loan Trust, Series 2006-1, Class A5, 3 Month LIBOR + 0.110%	1.855	%(c)	07/26/21	7,551		7,440,087
SLM Student Loan Trust, Series 2006-10, Class A6, 3 Month LIBOR + 0.150%	1.895	%(c)	03/25/44	30,910		29,789,568
SMB Private Education Loan Trust, Series 2015-C, Class R, 144A	—	%(p)	09/18/46	63,950		9,269,553
SoFi Professional Loan Program LLC, Series 2015-C, Class R, 144A*	—	%(p)	08/25/36	—	(r)	4,215,750

						71,773,807

TOTAL ASSET-BACKED SECURITIES (cost $165,000,954)						163,073,154

BANK LOANS — 6.6%

Air Freight & Logistics — 0.2%
XPO Logistics, Inc., Refinancing Term Loan, 3 Month LIBOR + 2.000%	3.920	%(c)	02/24/25	5,405		5,422,358

Airlines — 0.0%
Air Canada, Term Loan	—	%(p)	10/06/23	998		1,000,825

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	4.130	%(c)	04/06/24	688		690,149

A1440

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Casinos & Gaming — 0.1%
Caesars Resort Collection LLC, Term B Loan, 1 Month LIBOR + 2.750%	4.630	%(c)	12/22/24	4,283	$ 4,311,565

Commercial Services — 0.3%
Ancestry.Com Operations, Inc., Term B Loan, 1 Month LIBOR + 3.250%	5.130	%(c)	10/19/23	615	617,226
Aramark Services, Inc., US Term B-1 Loan, 1 Month LIBOR + 2.000%	3.880	%(c)	03/11/25	2,873	2,895,544
Lions Gate Capital, Term Loan	—	%(p)	03/20/25	424	425,283
Prime Security Services Borrower, LLC, 2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%	4.630	%(c)	05/02/22	4,426	4,457,155
ServiceMaster Company LLC (The), Tranche C Term Loan, 1 Month LIBOR + 2.500%	4.380	%(c)	11/08/23	995	997,657

					9,392,865

Commercial Services & Supplies — 0.1%
Brickman Group Ltd. LLC (The), First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.845	%(c)	12/18/20	1,114	1,120,402
Wrangler Buyer Corp., Initial Term Loan, 1 Month LIBOR + 3.000%	4.880	%(c)	09/27/24	1,731	1,740,277

					2,860,679

Consumer Products & Services — 0.1%
Trans Union LLC, 2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%	3.880	%(c)	04/07/23	4,173	4,182,195

Containers & Packaging — 0.2%
BWay Holding Co., Initial Term Loan, 3 Month LIBOR + 3.250%	4.960	%(c)	04/03/24	997	1,001,650
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%	4.630	%(c)	02/05/23	4,412	4,432,647

					5,434,297

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc., Term B-1 Loan, 1 Month LIBOR + 2.500%	4.380	%(c)	10/31/23	3,506	3,510,173
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	3.940	%(c)	01/02/25	3,715	3,729,448

					7,239,621

Diversified Financial Services — 0.2%
Flying Fortress Holdings LLC, Refinancing Term Loan, 3 Month LIBOR + 1.750%	4.050	%(c)	10/30/22	1,490	1,495,321
RPI Finance Trust, Initial Term Loan B-6, 3 Month LIBOR + 2.000%	4.300	%(c)	03/27/23	1,735	1,741,936
UPC Financing Partnership, Facility AR, 1 Month LIBOR + 2.500%	4.280	%(c)	01/15/26	3,462	3,471,891

					6,709,148

Diversified Telecommunication Services — 0.1%
Numericable U.S. LLC, USD TLB-12 Term Loan, 3 Month LIBOR + 3.000%	4.720	%(c)	01/31/26	3,987	3,851,449

A1441

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Electric — 0.0%
Vistra Operations Co. LLC, Initial Term C Loan, 1 Month LIBOR + 2.500%	4.380	%(c)	08/04/23	41	$ 40,909
Vistra Operations Co. LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.380	%(c)	08/04/23	229	230,264

					271,173

Electronic Equipment, Instruments & Components — 0.0%
Zebra Technologies Corp., Tranche B Term Loan, 3 Month LIBOR + 2.000%	3.750	%(c)	10/27/21	1,105	1,110,866

Food & Staples Retailing — 0.1%
Albertson’s LLC, Replacement 2017-1 Term B-4 Loan, 1 Month LIBOR + 2.750%	4.630	%(c)	08/25/21	1,739	1,719,036
Albertson’s LLC, Replacement 2017-1 Term B-6 Loan, 3 Month LIBOR + 3.000%	4.960	%(c)	06/22/23	1,251	1,235,576

					2,954,612

Food Products — 0.2%
Post Holdings, Inc., Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%	3.880	%(c)	05/24/24	4,402	4,409,402

Foods — 0.0%
Dole Food Co., Inc., Tranche B Term Loan, 1 Month LIBOR + 2.850% / Prime + 2.000%	5.078	%(c)	04/06/24	652	652,309

Health Care Providers & Services — 0.2%
Air Medical Group Holdings, Inc., 2018 Term Loan, 1 Month LIBOR + 3.250%	4.940	%(c)	04/28/22	2,590	2,599,572
MPH Acquisition Holdings LLC, Tranche B Term Loan, 3 Month LIBOR + 2.750%	5.050	%(c)	06/07/23	4,174	4,192,028

					6,791,600

Healthcare & Pharmaceutical — 0.1%
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.370%	5.345	%(c)	06/30/23	2,490	2,522,472

Healthcare-Services — 0.2%
HCA, Inc., Tranche B10 Term Loan, 1 Month LIBOR + 2.000%	3.880	%(c)	03/13/25	3,224	3,229,096
Parexel International Corp., Initial Term Loan, 1 Month LIBOR + 2.750%	4.630	%(c)	09/27/24	3,633	3,634,077

					6,863,173

Hotels, Restaurants & Leisure — 0.5%
1011778 B.C. Unlimited Liability Co., Term B-3 Loan, 1 - 3 Month LIBOR + 2.250%	4.340	%(c)	02/16/24	3,750	3,752,244
Aristocrat Technologies, Inc., Term B-2 Loan, 3 Month LIBOR + 2.000%	3.740	%(c)	10/20/21	1,372	1,377,544
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1 Month LIBOR + 2.000%	3.870	%(c)	10/25/23	4,325	4,346,226
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%	4.685	%(c)	08/14/24	4,379	4,392,240

					13,868,254

A1442

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Lodging — 0.3%
Aristocrat International Pty Ltd. (Australia), Term Loan	—	%(p)	10/19/24	260	$261,138
Boyd Gaming Corp., Refinancing Term B Loan, 1 Month LIBOR + 2.500%	4.240	%(c)	09/15/23	2,867	2,880,951
Golden Nugget, Inc., B Term Loan, 2 Month LIBOR + 3.250%	4.947	%(c)	10/04/23	3,499	3,526,853
Station Casinos LLC, Term B Facility Loan, 1 Month LIBOR + 2.500%	4.380	%(c)	06/08/23	1,155	1,157,888

					7,826,830

Manufacturing — 0.1%
Quikrete Holdings, Inc., Initial Loan (First Lien), 1 Month LIBOR + 2.750%	4.630	%(c)	11/15/23	4,171	4,188,359

Media — 0.9%
CBS Radio, Inc., Term Loan B-1, 3 Month LIBOR + 2.750%	4.620	%(c)	11/18/24	1,410	1,414,873
Charter Communications Operating LLC, Term B Loan, 1 Month LIBOR + 2.000%	3.880	%(c)	04/30/25	4,589	4,603,429
Charter Communications Operating LLC, Term Loan	—	%(p)	01/15/24	239	239,496
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.040	%(c)	07/17/25	2,127	2,123,688
Sinclair Television Group, Inc., Term Loan	—	%(p)	12/12/24	3,650	3,665,513
Unitymedia Finance LLC, First Lien Term Loan D, 1 Month LIBOR + 2.250%	4.030	%(c)	01/15/26	2,170	2,168,373
Unitymedia Finance LLC, Senior Facility B, 1 Month LIBOR + 2.250%	4.030	%(c)	09/30/25	2,131	2,129,402
Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	4.630	%(c)	03/15/24	4,589	4,514,659
Virgin Media Bristol LLC, K Facility, 1 Month LIBOR + 2.500%	4.280	%(c)	01/15/26	3,366	3,382,516
Virgin Media Bristol LLC, Term Loan	—	%(p)	01/31/25	521	523,605
Ziggo Secured Finance Partnership, Term Loan E, 1 Month LIBOR + 2.500%	4.280	%(c)	04/15/25	1,885	1,870,614

					26,636,168

Packaging & Containers — 0.2%
Berry Global, Inc., Term Q Loan, 1 Month LIBOR + 2.000%	3.787	%(c)	10/01/22	4,464	4,480,264
Berry Global, Inc., Term R Loan, 1 Month LIBOR + 2.000%	3.740	%(c)	01/19/24	234	234,696

					4,714,960

Pharmaceuticals — 0.3%
Catalent Pharma Solutions, Inc., Dollar Term Loan, 1 Month LIBOR + 2.250%	4.130	%(c)	05/20/24	3,499	3,511,054
Jaguar Holding Company II, 2018 Term Loan, 1 -3 Month LIBOR + 2.500%	4.590	%(c)	08/18/22	3,998	4,007,760
Valeant Pharmaceuticals International, Inc., Series F-4 Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.240	%(c)	04/01/22	2,779	2,807,132

					10,325,946

A1443

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Real Estate — 0.1%
VICI Properties 1 LLC, Term B Loan, 1 Month LIBOR + 2.000%	3.850	%(c)	12/20/24	1,821	$1,826,677

Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP, Term B Loan, 1 Month LIBOR + 2.000%	3.880	%(c)	03/24/25	3,817	3,824,863

Real Estate Management & Development — 0.0%
CityCenter Holdings LLC, Term B Loan, 1 Month LIBOR + 2.500%	4.380	%(c)	04/18/24	315	316,492

Retail — 0.3%
Michaels Stores, Inc., 2016 Replacement Term B-1 Loans, 1 Month LIBOR + 2.750%	4.590	%(c)	01/30/23	3,646	3,661,832
Party City Holdings, Inc., 2018 Replacement Term Loan, 2 - 3 Month LIBOR + 2.750%	4.590	%(c)	08/19/22	2,928	2,938,240
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	4.680	%(c)	03/11/22	3,400	2,722,265

					9,322,337

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2017 New Replacement Term B-2 Loan, 1 Month LIBOR + 2.000%	3.880	%(c)	03/31/23	1,677	1,684,858

Software — 0.4%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.750%	4.630	%(c)	03/01/24	5,567	5,577,869
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.250%	4.120	%(c)	07/08/22	1,821	1,823,171
First Data Corp., 2024A New Dollar Term Loan, 1 Month LIBOR + 2.250%	4.120	%(c)	04/26/24	3,438	3,461,433
MA Financeco LLC, Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%	4.630	%(c)	06/21/24	57	56,002

					10,918,475

Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	5.750	%(c)	07/01/22	2,826	2,244,561
Petco Animal Supplies, Inc., Second Amendment Term Loan, 3 Month LIBOR + 3.000%	4.770	%(c)	01/26/23	2,661	1,942,739

					4,187,300

Technology — 0.0%
Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	4.630	%(c)	06/21/24	384	383,256

Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC, Refinancing Term A-2 Loan, 1 Month LIBOR + 1.750%	3.630	%(c)	09/07/21	1,203	1,202,523
Dell International LLC, Refinancing Term B Loan, 1 Month LIBOR + 2.000%	3.880	%(c)	09/07/23	3,402	3,404,788
Western Digital Corp., US Term B-3 Loan, 1 Month LIBOR + 2.000%	3.880	%(c)	04/29/23	3,138	3,154,727

					7,762,038

A1444

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications — 0.3%
CenturyLink, Inc., Initial Term B Loan, 1 Month LIBOR + 2.750%	4.630	%(c)	01/31/25	3,232	$3,180,054
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%	4.110	%(c)	02/22/24	3,943	3,946,699
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.440	%(c)	02/02/24	291	290,442

					7,417,195

Trading Companies & Distributors — 0.2%
Avolon TLB Borrower 1 (US) LLC (Ireland), Initial Term B-2 Loan, 1 Month LIBOR + 2.250%	4.070	%(c)	03/20/22	5,387	5,390,352

Transportation — 0.1%
American Airlines, Inc., 2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%	3.780	%(c)	12/14/23	114	113,931
American Airlines, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.000%	3.880	%(c)	06/27/20	3,410	3,414,081

					3,528,012

TOTAL BANK LOANS (cost $202,499,165)					200,793,130

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
BBCCRE Trust, Series 2015-GTP, Class E, 144A	4.563	%(cc)	08/10/33	5,190	4,365,252
Benchmark Mortgage Trust, Series 2018-B1, Class A5	3.666%		01/15/51	7,420	7,487,244
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	3,870	3,900,654
CD Mortgage Trust, Series 2017-CD5, Class A4	3.431%		08/15/50	2,960	2,932,709
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 Month LIBOR + 0.930%, 144A	2.707	%(c)	11/15/36	4,190	4,202,885
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	3,214	3,085,552
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.187	%(cc)	12/10/49	1,630	1,016,223
Cold Storage Trust, Series 2017-ICE3, Class B, 1 Month LIBOR + 1.250%, 144A	3.027	%(c)	04/15/36	5,060	5,094,081
Commercial Mortgage Trust, Series 2013-CR12, Class AM	4.300%		10/10/46	450	467,638
Commercial Mortgage Trust, Series 2013-CR12, Class B	4.762	%(cc)	10/10/46	390	404,015
Commercial Mortgage Trust, Series 2013-CR12, Class C	5.079	%(cc)	10/10/46	190	189,925
Commercial Mortgage Trust, Series 2013-CR12, Class E, 144A	5.079	%(cc)	10/10/46	490	377,788
Commercial Mortgage Trust, Series 2013-SFS, Class A2, 144A	2.987	%(cc)	04/12/35	220	215,712
Commercial Mortgage Trust, Series 2014-CR17, Class XA, IO	1.118	%(cc)	05/10/47	41,338	1,812,735
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.373%		12/15/39	1,547	1,261,163
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM	5.869	%(cc)	09/15/40	675	654,723
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class F, 144A	3.500	%(cc)	11/15/48	2,200	1,240,367
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class G, 144A	3.500	%(cc)	11/15/48	1,000	528,709
CSMC, Series 2017-TIME, Class A, 144A	3.646%		11/13/39	2,950	2,941,884
CSMC LLC, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	2,470	2,519,608

A1445

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSMC LLC, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	$4,492,859
CSMC Trust, Series 2015-GLPA, Class A, 144A	3.881%		11/15/37	220	225,772
CSMC Trust, Series 2016-MFF, Class E, 1 Month LIBOR + 6.000%, 144A	7.777	%(c)	11/15/33	3,050	3,076,860
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.253	%(cc)	03/25/24	95,391	1,137,052
Fannie Mae-Aces, Series 2017-M15, Class ATS2	3.136	%(cc)	11/25/27	540	531,780
FHLMC Multifamily Structured Pass-Through Certificates, Series 2017-SR01, Class A3	3.089%		11/25/27	480	471,364
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.037	%(cc)	04/25/20	2,384	41,200
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.591	%(cc)	07/25/21	6,429	283,012
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.521	%(cc)	10/25/21	422	18,657
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	60,377	397,809
GE Business Loan Trust, Series 2005-1A, Class A3, 1 Month LIBOR + 0.250%, 144A	2.027	%(c)	06/15/33	1,563	1,535,122
GE Business Loan Trust, Series 2006-1A, Class B, 1 Month LIBOR + 0.300%, 144A	2.077	%(c)	05/15/34	3,113	2,915,337
GE Business Loan Trust, Series 2006-2A, Class A	1.657	%(cc)	11/15/34	2,555	2,507,084
Government National Mortgage Assoc.,
Series 2013-85, Class IA, IO	0.739	%(cc)	03/16/47	43,413	1,570,342
Government National Mortgage Assoc., Series 2015-183, Class IO, IO	0.955	%(cc)	09/16/57	24,623	1,684,362
GS Mortgage Securities Corp., Series 2015-GC30, Class AS	3.777	%(cc)	05/10/50	4,988	5,051,863
GS Mortgage Securities Corp., Series 2015-GC30, Class B	4.014	%(cc)	05/10/50	1,540	1,542,252
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A, 144A	3.721%		02/10/37	2,860	2,901,964
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 144A	2.856%		05/10/34	2,940	2,902,488
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	2,264	2,128,581
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.826	%(cc)	08/10/45	593	597,948
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.765	%(cc)	08/10/46	700	541,055
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161	%(cc)	11/10/46	1,210	1,275,807
GS Mortgage Securities Trust, Series 2015-GS1, Class E, 144A	4.422	%(cc)	11/10/48	2,000	1,380,913
GS Mortgage Securities Trust, Series 2015-GS1, Class F, 144A	4.422	%(cc)	11/10/48	1,100	630,464
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.081	%(cc)	11/15/45	840	874,175
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	4.882	%(cc)	01/15/47	540	565,358
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914	%(cc)	11/15/47	3,310	3,398,297
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.618	%(cc)	08/15/48	3,600	3,704,324
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C	4.618	%(cc)	08/15/48	910	899,792
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5	3.409%		10/15/50	7,390	7,295,389

A1446

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502	%(cc)	06/12/47		7,140	$5,855,491
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AJ	5.640	%(cc)	02/12/49		1,264	897,770
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	5.845	%(cc)	02/15/51		78	76,163
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 1 Month LIBOR + 6.225%, 144A	8.001	%(c)	10/15/19		2,400	2,410,494
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 1 Month LIBOR + 3.550%, 144A	5.327	%(c)	08/15/27		570	569,998
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729	%(cc)	04/20/48		8,031	7,955,638
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	5.945	%(cc)	09/12/49		4,197	3,427,760
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class C	4.241	%(cc)	04/15/48		3,870	3,753,722
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4	3.720%		12/15/49		3,480	3,526,247
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43		2,570	1,981,646
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44		255	254,733
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 1 Month LIBOR + 0.950%, 144A	2.538	%(c)	06/15/33		3,000	3,006,555
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36		1,900	1,831,778
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 Month LIBOR + 0.750%, 144A	2.490	%(c)	11/11/34		6,580	6,588,413
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1	1.556%		02/20/54	GBP	3,605	5,093,703
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.291	%(cc)	07/15/46		569	580,977
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46		590	390,826
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48		5,782	3,763,756
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C	4.118%		09/15/50		3,070	2,980,638
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.434	%(cc)	06/15/45		15,583	714,258
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.151	%(cc)	05/15/45		3,755	3,440,464
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	3.995	%(cc)	06/15/46		1,000	907,117
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.123	%(cc)	03/15/47		11,229	507,053
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.324	%(cc)	11/15/47		3,570	3,552,672

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $171,585,005)						165,346,021

CORPORATE BONDS — 31.5%

Aerospace & Defense — 0.5%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19		1,810	1,869,458

A1447

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%	02/15/20	2,400	$2,502,743
Harris Corp., Sr. Unsec’d. Notes	4.854%	04/27/35	490	523,030
Harris Corp., Sr. Unsec’d. Notes	5.054%	04/27/45	1,120	1,235,135
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%	01/15/23	240	238,554
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26	2,420	2,399,811
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%	05/15/36	480	509,248
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.930%	01/15/25	950	910,889
Northrop Grumman Corp., Sr. Unsec’d. Notes(a)	3.250%	01/15/28	4,310	4,114,038
Raytheon Co., Sr. Unsec’d. Notes	3.125%	10/15/20	1,030	1,036,168
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	980	995,481

				16,334,555

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	1,060	1,037,875
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	4,270	4,628,534
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%	08/15/27	6,420	6,149,311
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A(a)	4.540%	08/15/47	2,720	2,690,748
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.875%	11/01/19	2,080	2,051,756
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	1,710	1,654,326
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	11/02/22	2,120	2,047,841
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21	2,060	2,041,071
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	240	248,503
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%	06/12/20	468	468,045
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.150%	09/15/43	990	1,191,145
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	06/23/19	2,470	2,621,704

				26,830,859

Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	1,203	1,328,885
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	06/17/21	500	530,294

				1,859,179

Auto Manufacturers — 0.3%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850%	09/15/21	370	354,773
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.450%	05/18/20	300	295,744
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	1,160	1,057,829
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%	03/27/20	200	197,149
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%	01/15/21	450	446,293
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/21	700	740,527
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%	08/02/21	1,620	1,728,615
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	860	931,041
General Motors Co., Sr. Unsec’d. Notes	5.150%	04/01/38	320	318,972

A1448

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	420	$461,286
General Motors Financial Co., Inc., Gtd. Notes	2.450%	11/06/20	640	625,556
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	220	220,056
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	490	485,972
General Motors Financial Co., Inc., Gtd. Notes	4.250%	05/15/23	200	203,362
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	380	377,462
General Motors Financial Co., Inc., Gtd. Notes	4.375%	09/25/21	1,430	1,469,882

				9,914,519

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	800	827,999
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.000%	05/31/26	1,160	1,128,100
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22	2,151	2,177,888

				4,133,987

Banks — 9.5%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.450%	06/04/20	700	689,022
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%	07/28/25	1,940	1,987,317
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.550%	03/05/24	2,690	2,701,117
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%	01/15/19	308	308,303
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.004%	12/20/23	2,400	2,354,058
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	4,400	4,387,140
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.419%	12/20/28	10,242	9,810,783
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	2,790	2,741,225
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	670	650,753
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%	04/01/24	4,030	4,118,088
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	5,080	5,228,975
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	4,410	4,479,129
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	530	541,416
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	01/21/44	3,110	3,491,579
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	1,640	1,644,132
Bank of America Corp., Jr. Sub. Notes(a)	6.100%	12/29/49	1,080	1,136,700
Bank of America Corp., Jr. Sub. Notes	6.250%	09/29/49	2,210	2,342,821
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.200%	07/20/20	920	900,562
BNP Paribas SA (France), Sub. Notes, 144A	4.625%	03/13/27	830	843,252
BPCE SA (France), Sub. Notes, 144A	5.150%	07/21/24	1,490	1,554,770
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/07/25	740	757,627
Citigroup, Inc., Sub. Notes	4.050%	07/30/22	300	304,864
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	4,050	4,122,439
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	6,240	6,313,865
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%	07/30/45	5,048	5,378,490
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	350	355,650
Citigroup, Inc., Sub. Notes	5.300%	05/06/44	556	609,827
Citigroup, Inc., Jr. Sub. Notes(a)	5.350%	04/29/49	1,160	1,152,750
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	6,430	6,961,816
Citigroup, Inc., Jr. Sub. Notes	5.900%	02/15/23	630	649,688
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/31/49	1,510	1,554,394
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/29/49	5,930	6,096,040

A1449

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	558	$660,234
Citigroup, Inc., Jr. Sub. Notes(a)	6.300%		12/29/49	2,710	2,828,563
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	309	467,920
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	3.900%		07/12/47	2,610	2,536,682
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	5.000%		10/15/19	870	896,578
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, MTN	2.250%		01/14/20	550	542,928
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	4.750%		01/15/20	2,010	2,069,617
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.375%		08/04/25	5,840	5,898,687
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.625%		12/01/23	4,190	4,367,288
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	5.250%		08/04/45	1,200	1,348,004
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes, 144A	11.000%		12/29/49	3,285	3,592,180
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.500%		04/15/19	1,020	1,016,762
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%		12/13/49	4,290	4,590,300
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550%		04/17/26	350	357,597
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	4,950	5,236,623
Goldman Sachs Capital II, Ltd. Gtd. Notes, 3 Month LIBOR + 0.768%	4.000	%(c)	06/01/43	227	190,850
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.876%		10/31/22	300	293,680
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	300	300,430
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	1,930	1,859,434
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	3,220	3,234,751
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,610	2,650,162
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	4,680	4,704,121
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	4.750%		10/21/45	3,180	3,402,852
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	3,380	3,637,788
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,310	1,387,465
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	5,460	5,693,141
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	3,750	3,968,192
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	320,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	6,970	8,838,095
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	220	221,151
HSBC Bank USA NA, Sub. Notes	4.875%		08/24/20	2,290	2,371,091
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.250%		12/29/49	2,720	2,781,200

A1450

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.500%	12/29/49	2,720	$2,774,400
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.400%	03/08/21	4,800	4,822,264
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.900%	05/25/26	220	219,550
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	03/14/24	1,600	1,608,435
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	08/18/25	4,600	4,564,337
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%	03/08/26	340	347,863
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375%	12/29/49	2,010	2,035,125
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.500%	10/01/19	910	904,109
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%	09/25/23	2,700	2,918,386
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375%	01/12/23	830	810,277
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.125%	07/14/22	1,700	1,642,948
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%	07/14/27	2,390	2,258,061
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%	06/26/24	5,710	5,632,047
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.710%	01/15/26	200	200,713
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%	03/01/21	620	610,044
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	1,300	1,296,152
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	10	9,983
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	90	92,612
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	690	698,443
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	630	652,535
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%	07/22/20	1,230	1,267,951
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	690	717,874
JPMorgan Chase & Co., Sub. Notes(a)	4.950%	06/01/45	3,790	4,100,885
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.700%	08/17/20	310	306,794
Lloyds Banking Group PLC (United Kingdom), Gtd. Notes	4.375%	03/22/28	610	616,099
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.574%	11/07/28	500	471,923
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%	11/04/24	4,800	4,827,043
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%	02/22/22	1,180	1,164,433
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/24/20	280	294,114
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%	09/21/22	800	820,994
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%	05/13/21	3,650	3,799,425
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	2.150%	10/26/20	1,340	1,310,833
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%	05/28/24	6,030	6,133,981
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%	12/19/23	2,900	3,089,315
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%	12/15/22	1,360	1,440,666

A1451

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	560	$617,012
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375%		03/16/20	800	788,911
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	3.950%		01/11/23	250	246,286
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	5.700%		03/26/44	2,530	2,787,160
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.058%		07/14/21	1,720	1,659,588
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%		05/23/23	3,760	3,714,750
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,100	2,111,661
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28	4,600	4,630,513
Wachovia Capital Trust III, Ltd. Gtd. Notes, 3 Month LIBOR + 0.930%	5.570	%(c)	03/15/42	7,420	7,392,546
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		10/23/26	5,480	5,131,775
Wells Fargo & Co., Sub. Notes, GMTN(a)	4.300%		07/22/27	7,590	7,630,495
Wells Fargo & Co., Sub. Notes, MTN(a)	4.400%		06/14/46	520	504,702
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	4.600%		04/01/21	5,840	6,063,233
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	3,180	3,207,499
Wells Fargo & Co., Sub. Notes, MTN	4.750%		12/07/46	2,050	2,100,677
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	3,660	3,836,908
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,431	1,640,741
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.300%		05/26/20	280	275,964
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.600%		11/23/20	1,570	1,550,591

					288,784,584

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	2,310	2,291,908
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	2,670	2,671,962
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%		02/01/26	140	139,167
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	4,990	5,381,769
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.000%		04/13/28	2,380	2,409,054
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	5,600	5,439,526
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	610	634,931
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	2,880	3,012,887
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,270	1,300,912
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%		04/01/25	1,140	1,125,750
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%		07/15/20	2,580	2,689,308
Molson Coors Brewing Co., Gtd. Notes	3.500%		05/01/22	330	331,934
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%		03/05/42	610	606,699

A1452

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)
Pernod Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	3,660	$3,799,690

				31,835,497

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20	330	324,231
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	360	362,429
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	301	310,713
Celgene Corp., Sr. Unsec’d. Notes	2.250%	08/15/21	1,350	1,305,666
Celgene Corp., Sr. Unsec’d. Notes(a)	3.550%	08/15/22	920	918,735
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	2,350	2,328,180
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	520	541,741
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	130	141,651
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550%	09/01/20	430	426,529
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,060	1,064,731
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	1,400	1,370,849
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	910	980,428

				10,075,883

Chemicals — 0.2%
Equate Petrochemical BV (Kuwait), Gtd. Notes, MTN, 144A	4.250%	11/03/26	1,980	1,964,528
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	180	182,726
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	780	857,402
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,057,900
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	1,620	1,595,700
Westlake Chemical Corp., Gtd. Notes	4.875%	05/15/23	250	256,250

				5,914,506

Commercial Services — 0.1%
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	352	367,824
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	1,898,385
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	200	193,000
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	610	624,488

				3,083,697

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	2.000%	11/13/20	1,610	1,581,968
Apple, Inc., Sr. Unsec’d. Notes	2.450%	08/04/26	5,400	5,005,815
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	5,000	5,022,616
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	5,980	6,134,093

				17,744,492

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	5.000%	10/01/21	570	593,331
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	2,760	2,777,276
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%	05/15/21	320	327,787
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	10/30/20	800	823,461
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	2,572	2,780,975

A1453

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%	05/26/20	1,550	$1,529,895
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	8,758	8,564,964
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	670	781,401
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%	02/01/43	260	279,133
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,920	2,040,000
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	1,140	1,137,150
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	5,130	5,031,501
Visa, Inc., Sr. Unsec’d. Notes	4.300%	12/14/45	2,710	2,906,844

				29,573,718

Electric — 1.2%
Dominion Energy, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	670	882,704
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	08/15/47	110	103,238
Duke Energy Progress LLC, First Mortgage	2.800%	05/15/22	1,490	1,471,689
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	1,100	1,157,027
FirstEnergy Corp., Sr. Unsec’d. Notes	3.900%	07/15/27	2,880	2,828,363
FirstEnergy Corp., Sr. Unsec’d. Notes	4.250%	03/15/23	3,540	3,625,169
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	10,860	14,284,469
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%	01/20/20	330	353,991
Miran Mid-Atlantic Series C Pass-Through Trust, Pass-Through Certificates	10.060%	12/30/28	4,833	4,832,500
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	5.800%	03/01/37	2,770	3,185,488
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	2,220	2,646,122
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,020	1,048,003

				36,418,763

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,290	1,292,839
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	440	457,611

				1,750,450

Foods — 0.6%
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.077%	11/02/21	2,410	2,309,457
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.589%	11/02/23	3,710	3,515,279
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.947%	11/02/26	470	436,493
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	140	129,225
Kraft Heinz Foods Co., Gtd. Notes	3.500%	06/06/22	730	728,939
Kraft Heinz Foods Co., Gtd. Notes	3.500%	07/15/22	1,700	1,696,779
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	900	896,045
Kraft Heinz Foods Co., Gtd. Notes	5.000%	06/04/42	380	380,197
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	930	964,275
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	410	416,692
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	1,547	1,610,309
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	800	803,546
Lamb Weston Holdings, Inc., Gtd. Notes, 144A(a)	4.875%	11/01/26	1,130	1,120,113
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	480	479,428
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,310	1,310,665
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	70	70,593

				16,868,035

A1454

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	2,010	$1,999,241
Abbott Laboratories, Sr. Unsec’d. Notes	4.750%	11/30/36	1,050	1,133,093
Abbott Laboratories, Sr. Unsec’d. Notes(a)	4.900%	11/30/46	1,730	1,896,870
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.363%	06/06/24	2,900	2,791,246
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	776	762,997
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	650	654,317
Medtronic Global Holdings SCA, Gtd. Notes(a)	3.350%	04/01/27	1,270	1,253,345
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	350,275
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	4,530	4,528,123

				15,369,507

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes(a)	2.800%	06/15/23	470	451,598
Anthem, Inc., Sr. Unsec’d. Notes	2.950%	12/01/22	610	593,579
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.125%	05/15/22	2,550	2,516,169
Anthem, Inc., Sr. Unsec’d. Notes	3.350%	12/01/24	470	456,306
Anthem, Inc., Sr. Unsec’d. Notes	3.650%	12/01/27	1,110	1,073,150
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	410,654
Centene Corp., Sr. Unsec’d. Notes	6.125%	02/15/24	960	999,072
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,630	1,650,375
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	90	86,990
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	254,288
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	990	1,059,300
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	230	232,300
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	820	830,660
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	340	328,525
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,720	1,812,450
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,440	1,582,200
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,050	1,037,090
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	860	854,768
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	570	574,175
Humana, Inc., Sr. Unsec’d. Notes	4.800%	03/15/47	100	103,148
Humana, Inc., Sr. Unsec’d. Notes	4.950%	10/01/44	450	474,137
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	360	375,300
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20	1,390	1,383,837
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21	910	901,838
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	9,903
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	570	575,114
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	190	192,454
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,854,696

				22,674,076

Home Builders — 0.1%
Lennar Corp., Gtd. Notes	4.500%	04/30/24	880	862,400
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,730	1,744,999
Toll Brothers Finance Corp., Gtd. Notes	4.375%	04/15/23	610	604,663

				3,212,062

Household Products/Wares — 0.0%
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	810	826,200

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%	04/01/21	1,440	1,424,983
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	1,450	1,447,178

A1455

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares (cont’d.)
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.200%	04/01/26	1,340	$1,326,621

				4,198,782

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	900	886,216
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	636	674,159
Chubb INA Holdings, Inc., Gtd. Notes	2.300%	11/03/20	570	561,387
Chubb INA Holdings, Inc., Gtd. Notes	3.350%	05/03/26	1,000	983,570
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	1,500	1,561,980
MetLife, Inc., Sr. Unsec’d. Notes	5.875%	02/06/41	1,020	1,241,217
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	3,610	3,957,463
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950%	11/01/19	300	299,358
Reliance Standard Life Global Funding II, Sr. Sec’d. Notes, MTN, 144A	2.500%	01/15/20	520	514,815
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	2,500	2,755,379

				13,435,544

Internet — 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A(a)	3.150%	08/22/27	2,040	1,968,283
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	3.875%	08/22/37	1,030	1,026,353
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	4.050%	08/22/47	1,280	1,281,032
Amazon.com, Inc., Sr. Unsec’d. Notes	4.950%	12/05/44	1,830	2,062,154
Netflix, Inc., Sr. Unsec’d. Notes	5.500%	02/15/22	120	124,500
Netflix, Inc., Sr. Unsec’d. Notes	5.875%	02/15/25	680	712,300

				7,174,622

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.500%	02/25/22	740	801,049
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.250%	10/15/39	460	543,949
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	6.875%	11/21/36	3,140	3,693,268

				5,038,266

Leisure Time — 0.0%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%	12/15/21	880	888,800

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875%	04/01/27	1,450	1,433,688

Machinery-Construction & Mining — 0.0%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	320	335,156

Machinery-Diversified — 0.0%
John Deere Capital Corp., Sr. Unsec’d. Notes(a)	1.700%	01/15/20	510	500,165
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/17/19	140	139,609
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%	04/03/18	600	600,000

				1,239,774

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	6.650%	11/15/37	130	169,492

A1456

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	490	$510,007
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	327,236
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	265	356,244
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	910	866,775
Altice France SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	3,230	3,157,260
Altice France SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	1,200	1,131,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	830	788,002
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.579%	07/23/20	1,050	1,052,956
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.200%	03/15/28	2,820	2,699,390
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes(a)	4.908%	07/23/25	290	296,353
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	500	548,843
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	100,871
Comcast Corp., Gtd. Notes	3.900%	03/01/38	2,110	2,045,454
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,450	1,418,620
Comcast Corp., Gtd. Notes	3.969%	11/01/47	37	35,082
Comcast Corp., Gtd. Notes	3.999%	11/01/49	377	353,543
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	191,869
Comcast Corp., Gtd. Notes	4.250%	01/15/33	530	549,133
Comcast Corp., Gtd. Notes	5.650%	06/15/35	160	188,921
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	4,775	4,255,719
DISH DBS Corp., Gtd. Notes(a)	6.750%	06/01/21	410	412,563
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%	07/06/27	2,830	2,883,136
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,370	2,352,676
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	660	685,699
Time Warner Cable LLC, Sr. Sec’d. Notes	4.125%	02/15/21	1,905	1,925,625
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20	830	852,472
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	1,620	1,691,981
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	2,020	2,421,771
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%	04/01/19	2,180	2,287,792
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%	07/15/33	630	819,854
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	710	741,452
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	770	899,072
Viacom, Inc., Sr. Unsec’d. Notes(a)	3.875%	04/01/24	570	567,613
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.250%	09/01/23	460	466,849
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%	08/15/26	200	194,374

				40,245,699

Mining — 1.1%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	1,850	1,979,499
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	3.625%	09/11/24	630	606,918

A1457

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	3.750%	04/10/22	2,130	$2,123,183
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000%	09/11/27	620	594,581
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.750%	04/10/27	1,070	1,082,452
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	200	217,874
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	243	251,013
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	1,270	1,445,720
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	260	302,762
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%	02/24/22	175	174,069
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,600	1,848,320
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750%	10/19/75	4,980	5,590,049
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	856	787,263
Freeport-McMoRan, Inc., Gtd. Notes	6.875%	02/15/23	1,840	1,973,400
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.875%	04/16/20	450	446,260
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(a)	4.000%	03/27/27	7,320	7,066,458
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.125%	05/30/23	280	281,826
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.250%	11/08/42	5,160	5,394,647
Yamana Gold, Inc. (Canada), Gtd. Notes, 144A	4.625%	12/15/27	1,450	1,427,846

				33,594,140

Miscellaneous Manufacturing — 0.6%
Eaton Corp., Gtd. Notes	2.750%	11/02/22	4,950	4,835,303
Eaton Corp., Gtd. Notes	4.150%	11/02/42	1,690	1,675,099
General Electric Co., Sr. Unsec’d. Notes, GMTN	5.500%	01/08/20	200	208,014
General Electric Co., Sr. Unsec’d. Notes, MTN(a)	4.375%	09/16/20	682	699,435
General Electric Co., Sr. Unsec’d. Notes(a)	4.500%	03/11/44	600	590,645
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	1,413	1,464,003
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	98	102,321
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	1,051	1,102,076
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	1,010	1,176,836
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	4,177	5,410,274

				17,264,006

Oil & Gas — 3.6%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	190	242,737
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	4.850%	03/15/21	1,690	1,756,311
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550%	03/15/26	3,140	3,427,776
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	1,190	1,426,770
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46	1,320	1,659,629
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,324	1,308,878
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44	1,370	1,256,385
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	310	306,964
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	1,990	2,036,981
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,177,329

A1458

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.119%	05/04/26	3,030	$2,932,796
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.216%	11/28/23	2,880	2,854,916
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%	03/17/25	620	618,934
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	172,473
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	670	603,838
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	560	562,800
Chesapeake Energy Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	258	273,158
Chevron Corp., Sr. Unsec’d. Notes	2.954%	05/16/26	3,720	3,578,916
CNOOC Finance 2015 USA LLC (China), Gtd. Notes(a)	3.500%	05/05/25	5,940	5,737,517
Concho Resources, Inc., Gtd. Notes	4.375%	01/15/25	840	850,975
Continental Resources, Inc., Sr. Unsec’d. Notes, 144A	4.375%	01/15/28	620	604,500
Continental Resources, Inc., Gtd. Notes(a)	4.500%	04/15/23	330	333,713
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	3,620	3,576,325
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	3,920	4,166,287
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	140	157,610
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%	12/15/25	2,120	2,407,919
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	4,800	4,732,560
Ensco PLC, Sr. Unsec’d. Notes(a)	8.000%	01/31/24	1,134	1,094,310
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	1,140	1,177,723
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	2,180	2,137,532
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	1,630	1,712,495
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,270	1,677,030
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	300	247,500
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.850%	01/15/28	1,500	1,474,853
Noble Energy, Inc., Sr. Unsec’d. Notes	4.950%	08/15/47	730	760,561
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	990	1,055,627
Oasis Petroleum, Inc., Gtd. Notes	6.875%	03/15/22	320	324,557
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%	02/15/27	1,200	1,150,344
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	440	441,595
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.400%	04/15/26	1,610	1,592,544
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100%	02/15/47	1,650	1,640,378
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	480	501,379
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%	06/15/45	1,570	1,669,991
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	02/01/29	930	899,896
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	13,239	13,073,513
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	1,280	1,365,760
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%	03/17/24	2,690	2,839,295
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	1,060	1,148,510
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,270	1,130,935
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	2,740	2,663,280
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	310	320,286
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	1,900	2,088,100
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	6.875%	03/01/21	1,440	1,526,400
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	200	185,500
Range Resources Corp., Gtd. Notes	5.875%	07/01/22	100	100,500
Sanchez Energy Corp., Gtd. Notes(a)	6.125%	01/15/23	230	167,756
Sanchez Energy Corp., Gtd. Notes(a)	7.750%	06/15/21	120	110,400
Shell International Finance BV (Netherlands), Gtd. Notes	2.875%	05/10/26	2,730	2,631,013

A1459

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	710	$710,598
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	2,940	3,029,109
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	2,010	2,136,035
Shell International Finance BV (Netherlands), Gtd. Notes	4.550%	08/12/43	1,010	1,095,368
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%	04/10/24	2,230	2,279,803
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	170	168,725
Whiting Petroleum Corp., Sr. Unsec’d. Notes, 144A(a)	6.625%	01/15/26	430	433,225
Whiting Petroleum Corp., Gtd. Notes	6.250%	04/01/23	180	182,250

				107,709,673

Oil & Gas Services — 0.2%
Halliburton Co., Sr. Unsec’d. Notes(a)	3.800%	11/15/25	2,690	2,702,171
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	2,060	2,054,895
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	1,590	1,616,833

				6,373,899

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23	930	933,488
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.000%	02/15/25	650	653,249
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes, 144A	5.125%	07/15/23	610	615,917
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	6.875%	02/15/21	535	542,762
WestRock RKT Co., Gtd. Notes	3.500%	03/01/20	590	594,582
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	370	378,798

				3,718,796

Pharmaceuticals — 1.5%
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	1,160	1,150,083
Allergan Funding SCS, Gtd. Notes(a)	3.800%	03/15/25	2,470	2,426,488
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	350	342,643
Allergan Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	248	243,298
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%	06/15/22	860	831,360
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	1,150	1,097,119
CVS Health Corp., Sr. Unsec’d. Notes	3.350%	03/09/21	1,050	1,055,715
CVS Health Corp., Sr. Unsec’d. Notes	3.700%	03/09/23	670	673,638
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.100%	03/25/25	1,750	1,762,337
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	10,670	10,715,461
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	150	157,768
CVS Health Corp., Sr. Unsec’d. Notes(a)	2.750%	12/01/22	6,440	6,198,907
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	876	868,395
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	820	869,752
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	736	795,105

A1460

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Pass-Through Trust, Pass-Through Certificates	6.943%		01/10/30	651	$735,877
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%		05/15/27	980	956,176
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%		05/08/22	2,180	2,164,881
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%		03/03/37	1,340	1,334,916
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	1,210	1,166,290
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.950%		12/18/22	620	549,140
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%		11/10/21	1,000	941,207
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%		07/19/19	570	551,177
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200%		07/21/21	3,270	2,944,641
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	2.800%		07/21/23	250	211,821
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%		10/01/26	220	176,608
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	9.250%		04/01/26	410	408,442
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%		12/01/21	280	267,400
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%		05/15/23	350	308,872
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%		03/15/22	360	371,700
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%		03/15/24	970	1,011,225
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%		07/15/21	2,540	2,549,525
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	9.000%		12/15/25	840	834,750

					46,672,717

Pipelines — 0.9%
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.125%		06/30/27	1,030	1,022,275
Energy Transfer LP/Regency Energy Finance Corp., Gtd. Notes	4.500%		11/01/23	470	476,042
Energy Transfer LP/Regency Energy Finance Corp., Gtd. Notes	5.875%		03/01/22	1,430	1,526,109
Enterprise Products Operating LLC, Gtd. Notes, 3 Month LIBOR + 3.708%	5.481	%(c)	08/01/66	2,700	2,706,909
Kinder Morgan Energy Partners LP, Gtd. Notes(a)	3.500%		03/01/21	600	599,766
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	690	733,003
Kinder Morgan, Inc., Gtd. Notes	4.300%		03/01/28	2,160	2,150,579
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%		02/15/21	180	186,894
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%		01/15/32	880	1,124,444
MPLX LP, Sr. Unsec’d. Notes	4.500%		04/15/38	1,090	1,076,188
MPLX LP, Sr. Unsec’d. Notes	4.700%		04/15/48	2,920	2,844,367
MPLX LP, Sr. Unsec’d. Notes	4.875%		12/01/24	1,450	1,520,423
MPLX LP, Sr. Unsec’d. Notes	4.875%		06/01/25	1,520	1,587,111
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	8.000%		03/01/32	2,150	2,810,929

A1461

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.850%	02/01/26	3,380	$4,158,932
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	370	359,825
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%	01/15/31	1,231	1,497,973
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%	09/01/21	733	823,709
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	210	278,250
Williams Partners LP, Sr. Unsec’d. Notes	5.250%	03/15/20	730	756,431

				28,240,159

Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc., Gtd. Notes, 144A	4.375%	06/01/21	3,000	3,015,000
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.750%	09/17/24	5,750	5,756,927

				8,771,927

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	5.000%	10/15/25	920	876,024
Beacon Escrow Corp., Gtd. Notes, 144A	4.875%	11/01/25	540	514,350
Dollar Tree, Inc., Gtd. Notes(a)	5.750%	03/01/23	1,140	1,189,961
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.500%	03/01/27	410	404,004
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,050	2,061,554
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	107,342
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	2.250%	09/15/26	300	270,796
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(a)	3.450%	06/01/26	1,780	1,681,932

				7,105,963

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.125%	01/15/25	1,280	1,209,997
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27	190	184,791
Intel Corp., Sr. Unsec’d. Notes	3.700%	07/29/25	750	766,477
Intel Corp., Sr. Unsec’d. Notes, 144A	3.734%	12/08/47	490	477,460

				2,638,725

Software — 0.7%
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24	2,500	2,500,000
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	140	146,958
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	08/08/26	8,020	7,463,241
Microsoft Corp., Sr. Unsec’d. Notes(a)	2.700%	02/12/25	800	772,451
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	3,240	3,183,892
Microsoft Corp., Sr. Unsec’d. Notes(a)	3.300%	02/06/27	6,390	6,343,800
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	130	126,795
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	600	596,375
Microsoft Corp., Sr. Unsec’d. Notes	4.100%	02/06/37	350	371,134

				21,504,646

Telecommunications — 1.6%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	1,991,967
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58	930	937,775
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	910	898,761
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	4,350	4,191,432
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.900%	08/14/27	3,060	3,081,067
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,690	1,544,369

A1462

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	$237,955
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	1,603	1,489,883
AT&T, Inc., Sr. Unsec’d. Notes	4.900%	08/14/37	1,630	1,639,204
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	900	872,111
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	460	672,130
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,027,500
CommScope Technologies LLC, Gtd. Notes, 144A(a)	5.000%	03/15/27	730	693,500
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.820%	01/19/22	610	599,228
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	3,710	3,645,075
Sprint Corp., Gtd. Notes	7.875%	09/15/23	1,840	1,876,800
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	560	556,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	4.738%	09/20/29	2,410	2,419,038
Telefonica Emisiones SAU (Spain), Gtd. Notes	4.103%	03/08/27	1,200	1,198,770
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,520	1,578,840
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.213%	03/08/47	170	180,672
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.946%	03/15/22	460	452,267
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376%	02/15/25	3,561	3,500,160
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.600%	04/01/21	1,700	1,772,151
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	08/15/26	1,850	1,689,491
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/01/24	240	237,571
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%	11/01/42	370	325,849
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.125%	03/16/27	5,040	5,105,088
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	570	549,217
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	2,590	2,792,823
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.500%	03/16/47	200	221,626
West Corp., Sr. Sec’d. Notes, 144A	4.750%	07/15/21	120	121,800

				48,100,620

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900%	04/01/22	1,200	1,181,250
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	1,300	1,298,454

				2,479,704

Transportation — 0.0%
United Parcel Service, Inc., Sr. Unsec’d. Notes	2.500%	04/01/23	720	697,661
United Parcel Service, Inc., Sr. Unsec’d. Notes	3.050%	11/15/27	510	490,876

				1,188,537

A1463

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%		08/01/22	504	$478,170
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%		08/01/24	490	463,663
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%		08/15/22	402	393,839
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%		02/15/24	660	640,200

					1,975,872

TOTAL CORPORATE BONDS (cost $944,174,700)					954,534,284

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.8%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	3.378	%(cc)	09/25/35	308	251,300
Alternative Loan Trust, Series 2005-J4, Class M2, 1 Month LIBOR + 0.640%	2.512	%(c)	07/25/35	5,200	5,086,971
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1, 1 Month LIBOR + 0.680%	2.552	%(c)	02/25/45	3,237	3,237,272
Banc of America Funding Trust, Series 2015-R2, Class 4A1, 1 Month LIBOR + 0.165%, 144A	2.037	%(c)	09/29/36	6,281	6,153,958
Banc of America Mortgage Trust, Series 2003-H, Class 3A1	3.794	%(cc)	09/25/33	167	164,949
Banc of America Mortgage Trust, Series 2005-H, Class 2A1	3.581	%(cc)	09/25/35	88	85,713
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900%	2.772	%(c)	11/25/34	11,935	11,879,607
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1 Month LIBOR + 0.740%	2.612	%(c)	11/25/34	32	32,490
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3, 1 Month LIBOR + 1.100%	2.972	%(c)	10/25/33	195	193,911
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 1 Month LIBOR + 0.300%, 144A	2.172	%(c)	08/25/35	670	660,066
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 1 Month LIBOR + 0.580%, 144A	2.362	%(c)	10/25/35	333	324,434
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 1 Month LIBOR + 0.400%, 144A	2.118	%(c)	01/25/36	317	307,391
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	3.511	%(cc)	11/20/34	100	102,150
CSMC Trust, Series 2015-2R, Class 3A1, 144A	1.831	%(cc)	04/27/36	5,568	5,414,397
CSMC Trust, Series 2015-2R, Class 7A1, 144A	3.398	%(cc)	08/27/36	4,733	4,837,933
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, IO, 144A	5.819	%(cc)	04/15/36	32,289	4,660,584
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2, 1 Month LIBOR + 5.250%	7.122	%(c)	10/25/23	7,310	8,507,602
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%	6.272	%(c)	01/25/24	18,640	21,278,930

A1464

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600%	4.472	%(c)	05/25/24	11,420	$12,169,507
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	2,287	179,445
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	1,911	393,459
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	2,460	210,838
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	1,787	371,270
Fannie Mae REMICS, Series 2004-38, Class FK, 1 Month LIBOR + 0.350%	2.222	%(c)	05/25/34	504	504,308
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	70	70,591
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	7,535,336
Fannie Mae REMICS, Series 2010-150, Class SK, IO, 1 Month LIBOR + 6.530%	4.659	%(c)	01/25/41	1,275	195,299
Fannie Mae REMICS, Series 2010-27, Class AS, IO, 1 Month LIBOR + 6.480%	4.609	%(c)	04/25/40	1,425	239,329
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	31,064	31,881,029
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	19	19,391
Fannie Mae REMICS, Series 2011-99, Class KS, IO, 1 Month LIBOR + 6.700%	4.829	%(c)	10/25/26	1,637	154,846
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	2,205	263,084
Fannie Mae REMICS, Series 2012-133, Class CS, IO, 1 Month LIBOR + 6.150%	4.279	%(c)	12/25/42	703	117,114
Fannie Mae REMICS, Series 2012-134, Class MS, IO, 1 Month LIBOR + 6.150%	4.279	%(c)	12/25/42	926	180,225
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	232	249,209
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	1,225	1,369,281
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	479	555,256
Fannie Mae REMICS, Series 2012-70, Class YS, IO, 1 Month LIBOR + 6.650%	4.779	%(c)	02/25/41	190	22,488
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000	%(s)	03/25/42	128	115,542
Fannie Mae REMICS, Series 2012-74, Class SA, IO, 1 Month LIBOR + 6.650%	4.779	%(c)	03/25/42	1,474	193,973
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000	%(s)	03/25/42	192	168,583
Fannie Mae REMICS, Series 2012-75, Class NS, IO, 1 Month LIBOR + 6.600%	4.729	%(c)	07/25/42	106	18,598
Fannie Mae REMICS, Series 2013-126, Class CS, IO, 1 Month LIBOR + 6.150%	4.279	%(c)	09/25/41	5,113	674,532
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	2,557	215,927
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	10,254	1,068,807
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	1,540	1,744,009
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	4,008	4,345,309
Fannie Mae REMICS, Series 2013-9, Class SA, IO, 1 Month LIBOR + 6.150%	4.279	%(c)	03/25/42	6,217	773,540
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.363	%(cc)	08/25/55	2,672	137,334
Fannie Mae REMICS, Series 2015-56, Class AS, IO, 1 Month LIBOR + 6.150%	4.279	%(c)	08/25/45	896	178,955

A1465

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Reference REMIC, Series R007, Class ZA	6.000%		05/15/36	2,170	$2,384,610
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	4,307	4,589,852
Freddie Mac REMICS, Series 3242, Class SC, IO, 1 Month LIBOR + 6.290%	4.513	%(c)	11/15/36	447	62,737
Freddie Mac REMICS, Series 3368, Class AI, IO, 1 Month LIBOR + 6.030%	4.253	%(c)	09/15/37	1,221	170,046
Freddie Mac REMICS, Series 3621, Class SB, IO, 1 Month LIBOR + 6.230%	4.453	%(c)	01/15/40	240	33,375
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	1,799	1,879,741
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	8,192	8,454,860
Freddie Mac REMICS, Series 3947, Class SG, IO, 1 Month LIBOR + 5.950%	4.173	%(c)	10/15/41	4,868	703,677
Freddie Mac REMICS, Series 4054, Class SA, IO, 1 Month LIBOR + 6.050%	4.273	%(c)	08/15/39	1,136	141,444
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,482	210,710
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	5,584	542,739
Freddie Mac REMICS, Series 4174, Class SA, IO, 1 Month LIBOR + 6.200%	4.423	%(c)	05/15/39	1,126	110,525
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	3,840	617,710
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,830	2,617,886
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	7,015	683,285
Freddie Mac REMICS, Series 4415, Class IO, IO	1.623	%(cc)	04/15/41	2,227	89,749
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	1,105	104,770
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%	3.872	%(c)	12/25/28	7,340	7,474,015
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%	5.122	%(c)	07/25/29	16,650	17,966,625
Government National Mortgage Assoc., Series 2010-31, Class GS, IO, 1 Month LIBOR + 6.500%	4.678	%(c)	03/20/39	237	11,715
Government National Mortgage Assoc., Series 2010-42, Class BS, IO, 1 Month LIBOR + 6.480%	4.658	%(c)	04/20/40	205	29,021
Government National Mortgage Assoc., Series 2010-76, Class CS, IO, 1 Month LIBOR + 6.550%	4.728	%(c)	06/20/40	3,395	577,986
Government National Mortgage Assoc., Series 2010-85, Class HS, IO, 1 Month LIBOR + 6.650%	4.828	%(c)	01/20/40	310	31,166
Government National Mortgage Assoc., Series 2010-H02, Class FA, 1 Month LIBOR + 0.680%	2.311	%(c)	02/20/60	4,720	4,746,263
Government National Mortgage Assoc., Series 2010-H11, Class FA, 1 Month LIBOR + 1.000%	2.631	%(c)	06/20/60	6,400	6,511,757
Government National Mortgage Assoc., Series 2010-H20, Class AF, 1 Month LIBOR + 0.330%	1.905	%(c)	10/20/60	11,133	11,104,719
Government National Mortgage Assoc., Series 2010-H24, Class FA, 1 Month LIBOR + 0.350%	1.925	%(c)	10/20/60	10,047	10,026,661
Government National Mortgage Assoc., Series 2010-H26, Class LF, 1 Month LIBOR + 0.350%	1.925	%(c)	08/20/58	683	677,999

A1466

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2012-124, Class AS, IO, 1 Month LIBOR + 6.200%	4.414	%(c)	10/16/42	1,990	$330,171
Government National Mortgage Assoc., Series 2012-34, Class SA, IO, 1 Month LIBOR + 6.050%	4.228	%(c)	03/20/42	2,587	375,315
Government National Mortgage Assoc., Series 2012-43, Class SN, IO, 1 Month LIBOR + 6.600%	4.814	%(c)	04/16/42	1,387	292,872
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	2,089	168,544
Government National Mortgage Assoc., Series 2012-98, Class SA, IO, 1 Month LIBOR + 6.100%	4.314	%(c)	08/16/42	1,241	196,128
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	1,567	268,097
Government National Mortgage Assoc., Series 2014-5, Class SP, IO, 1 Month LIBOR + 6.150%	4.364	%(c)	06/16/43	2,011	221,241
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B, 1 Month LIBOR + 0.200%	2.072	%(c)	10/25/45	190	166,950
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1, 1 Month LIBOR + 0.230%	2.102	%(c)	04/25/36	129	152,179
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 1 Month LIBOR + 0.400%, 144A	2.272	%(c)	06/25/34	2,084	1,888,829
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1 Month LIBOR + 0.350%, 144A	2.222	%(c)	03/25/35	1,012	946,042
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	236	235,547
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760%	2.568	%(c)	01/19/35	185	167,458
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200%	2.072	%(c)	10/25/36	985	918,362
JP Morgan Mortgage Trust, Series 2018-3, Class A1, 144A	3.500	%(cc)	04/25/48	15,325	15,154,984
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	3.754	%(cc)	08/25/35	666	670,248
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,264	1,934,410
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	3.626	%(cc)	04/21/34	603	617,237
MASTR Alternative Loan Trust, Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450%	2.322	%(c)	09/25/34	740	718,062
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	3.290	%(cc)	02/25/36	257	257,326
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	3.623	%(cc)	07/25/34	544	538,877
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700%	2.572	%(c)	12/25/35	1,231	1,001,739
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	1,976	2,005,466
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 Month LIBOR + 1.070%	2.942	%(c)	02/25/35	6,230	5,781,937

A1467

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	4.044	%(cc)	06/25/36		816	$740,172
RAMP Trust, Series 2005-SL1, Class A7	8.000%		05/25/32		119	98,793
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450%	2.322	%(c)	01/25/37		767	538,205
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	4.162	%(cc)	12/26/35		43	42,914
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 1 Month LIBOR + 0.400%, 144A	2.272	%(c)	11/25/34		3,143	2,744,951
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A2, 1 Month LIBOR + 0.360%	2.232	%(c)	01/25/37		243	182,013
Residential Asset Securitization Trust, Series 2007-A7, Class A3	6.000%		07/25/37		1,917	1,384,788
SACO I Trust, Series 2007-VA1, Class A, 144A	8.991	%(cc)	06/25/21		602	600,891
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 144A	4.000	%(cc)	08/25/56		7,730	7,497,121
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2, 144A	4.000	%(cc)	08/25/56		12,160	11,333,221
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 144A	4.750	%(cc)	07/25/56		8,140	8,026,681
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 1 Month LIBOR + 0.300%	1.921	%(c)	09/25/34		333	310,988
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%	2.242	%(c)	07/25/34		393	393,908
Structured Asset Securities Corp., Series 2005-RF1, Class A, 1 Month LIBOR + 0.350%, 144A	1.971	%(c)	03/25/35		2,217	1,970,806
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	3.695	%(cc)	08/20/35		72	64,091
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7	3.337	%(cc)	09/25/33		179	183,646
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.490%	2.362	%(c)	10/25/45		3,269	3,221,227
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 4A1	3.135	%(cc)	09/25/36		266	239,660
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	4.153	%(cc)	04/25/36		71	65,893

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $291,615,158)						296,699,705

SOVEREIGN BONDS — 7.2%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.500%		10/11/22		3,940	3,794,811
Argentina POM Politica Monetaria (Argentina), Bonds	27.250	%(cc)	06/21/20	ARS	11,220	589,359
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%		10/03/21	ARS	105,350	5,240,470
Argentine Bonos del Tesoro (Argentina), Bonds	21.200%		09/19/18	ARS	1,722	84,346
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		07/06/36		5,650	5,438,125

A1468

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	01/11/48		10,300	$9,398,749
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%	01/01/27	BRL	5,694	1,772,354
Brazil Notas do Tesouro Nacional (Brazil), Series FNotes	10.000%	01/01/21	BRL	89,434	28,408,474
Brazil Notas do Tesouro Nacional (Brazil), Series FNotes	10.000%	01/01/23	BRL	27,638	8,727,491
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23		670	636,165
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45		3,470	3,117,830
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41		3,850	3,777,813
China Government Bond (China), Sr. Unsec’d. Notes	3.310%	11/30/25	CNY	12,500	1,865,144
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44		2,850	3,106,500
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	7.875%	01/23/28		1,930	1,858,011
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%	05/05/21		1,067	1,112,676
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	03/13/20		360	379,499
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.250%	01/08/47		1,530	1,624,917
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	04/25/22		3,640	3,646,028
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.625%	04/15/43		720	705,972
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.125%	01/15/45		790	822,733
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22		270	270,447
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.850%	07/18/27		1,180	1,156,507
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	4.750%	07/18/47		400	396,812
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%	01/15/45		2,520	2,624,414
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500%	01/11/28		410	392,245
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.350%	01/11/48		470	448,113
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875%	06/24/24		1,400	1,461,659
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, 144A	7.250%	02/28/28		960	1,003,450
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		3,960	3,881,465
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	531,246	28,462,544
Mexican Bonos (Mexico), Bonds	8.000%	11/07/47	MXN	120,910	6,938,824
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%	11/23/34	MXN	144,520	8,117,048
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%	11/13/42	MXN	563,124	31,439,226
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.143%	02/23/30		1,220	1,265,750
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, MTN, 144A	6.500%	11/28/27		1,140	1,154,888
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		2,310	2,777,775

A1469

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		390	$499,200
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24		5,990	6,223,610
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	6.500%	02/15/23		1,520	1,557,999
Provincia de Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes, 144A	7.875%	06/15/27		1,310	1,359,125
Russian Federal Bond (Russia), Bonds	7.000%	08/16/23	RUB	263,320	4,703,563
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	976,502	17,174,162
Russian Federal Bond (Russia), Bonds	7.750%	09/16/26	RUB	79,640	1,469,408
Russian Federal Bond (Russia), Bonds	8.150%	02/03/27	RUB	353,430	6,693,808

TOTAL SOVEREIGN BONDS (cost $236,889,538)					217,579,509

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.7%
Federal Home Loan Mortgage Corp.	3.000%	TBA		8,400	8,189,999
Federal Home Loan Mortgage Corp.	3.000%	01/01/47		8,115	7,938,601
Federal Home Loan Mortgage Corp.	3.000%	01/01/47		3,384	3,307,506
Federal Home Loan Mortgage Corp.	3.000%	01/01/47		2,034	1,990,083
Federal Home Loan Mortgage Corp.	3.000%	01/01/47		1,455	1,422,272
Federal Home Loan Mortgage Corp.	3.500%	TBA		8,650	8,670,182
Federal Home Loan Mortgage Corp.	3.500%	10/01/42		2,547	2,567,311
Federal Home Loan Mortgage Corp.	3.500%	11/01/42		52	52,661
Federal Home Loan Mortgage Corp.	3.500%	03/01/43		3,057	3,081,081
Federal Home Loan Mortgage Corp.	3.500%	02/01/44		1,133	1,141,698
Federal Home Loan Mortgage Corp.	4.000%	TBA		28,500	29,255,917
Federal Home Loan Mortgage Corp.	4.000%	03/01/42		1,556	1,610,496
Federal Home Loan Mortgage Corp.	4.000%	10/01/42		4,063	4,209,104
Federal Home Loan Mortgage Corp.	4.000%	04/01/43		1,641	1,700,105
Federal Home Loan Mortgage Corp.	4.000%	05/01/43		128	133,240
Federal Home Loan Mortgage Corp.	4.000%	06/01/43		207	214,152
Federal Home Loan Mortgage Corp.	4.000%	06/01/43		140	145,650
Federal Home Loan Mortgage Corp.	4.000%	06/01/43		123	127,028
Federal Home Loan Mortgage Corp.	4.000%	06/01/43		116	120,142
Federal Home Loan Mortgage Corp.	4.000%	06/01/43		108	111,527
Federal Home Loan Mortgage Corp.	4.000%	07/01/43		674	699,537
Federal Home Loan Mortgage Corp.	4.000%	07/01/43		668	692,711
Federal Home Loan Mortgage Corp.	4.000%	08/01/43		875	905,925
Federal Home Loan Mortgage Corp.	4.000%	03/01/44		1,856	1,913,061
Federal Home Loan Mortgage Corp.	4.000%	07/01/44		590	608,107
Federal Home Loan Mortgage Corp.	4.000%	02/01/45		1,590	1,635,200
Federal Home Loan Mortgage Corp.	4.000%	05/01/45		298	306,907
Federal Home Loan Mortgage Corp.	4.000%	01/01/46		2,052	2,115,121
Federal Home Loan Mortgage Corp.	4.000%	03/01/46		1,773	1,827,135
Federal Home Loan Mortgage Corp.	4.000%	05/01/46		2,132	2,197,175
Federal Home Loan Mortgage Corp.	4.000%	07/01/46		1,835	1,890,294
Federal Home Loan Mortgage Corp.	4.000%	07/01/47		6,516	6,704,300
Federal Home Loan Mortgage Corp.	4.000%	12/01/47		196	201,982
Federal Home Loan Mortgage Corp.	4.500%	09/01/23		172	180,395
Federal Home Loan Mortgage Corp.	4.500%	08/01/24		163	171,113
Federal Home Loan Mortgage Corp.	4.500%	12/01/43		2,097	2,222,584
Federal Home Loan Mortgage Corp.	4.500%	03/01/44		2,117	2,242,693
Federal Home Loan Mortgage Corp.	4.500%	04/01/44		5,439	5,772,375
Federal Home Loan Mortgage Corp.	4.500%	04/01/44		1,382	1,468,231
Federal Home Loan Mortgage Corp.	4.500%	04/01/44		1,354	1,440,527
Federal Home Loan Mortgage Corp.	4.500%	04/01/44		964	1,014,034
Federal Home Loan Mortgage Corp.	4.500%	04/01/44		958	1,012,225
Federal Home Loan Mortgage Corp.	4.500%	04/01/44		933	982,863

A1470

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	897	$950,324
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	632	665,330
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	197	206,288
Federal Home Loan Mortgage Corp.	4.500%		09/01/46	708	741,637
Federal Home Loan Mortgage Corp.	4.500%		02/01/47	241	252,751
Federal Home Loan Mortgage Corp.	4.500%		03/01/47	172	179,787
Federal Home Loan Mortgage Corp.	4.500%		05/01/47	4,437	4,647,482
Federal Home Loan Mortgage Corp.	4.500%		05/01/47	570	596,601
Federal Home Loan Mortgage Corp.	5.000%		03/01/38	476	513,158
Federal Home Loan Mortgage Corp.	5.000%		06/01/41	295	318,301
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	881	969,660
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	377	416,397
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	870	979,389
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	319	359,646
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	326	361,537
Federal National Mortgage Assoc.	2.500%		01/01/28	1,494	1,475,628
Federal National Mortgage Assoc.	2.500%		02/01/28	689	681,015
Federal National Mortgage Assoc.	2.500%		10/01/42	1,671	1,582,709
Federal National Mortgage Assoc.	2.589	%(s)	10/09/19	18,560	17,902,704
Federal National Mortgage Assoc.^	2.750	%(cc)	03/20/48	1,700	1,666,544
Federal National Mortgage Assoc.	2.940%		07/01/27	3,600	3,510,799
Federal National Mortgage Assoc.	3.000%		TBA	17,800	17,776,824
Federal National Mortgage Assoc.	3.000%		TBA	14,400	14,044,499
Federal National Mortgage Assoc.	3.000%		09/01/42	9,692	9,542,713
Federal National Mortgage Assoc.	3.000%		09/01/42	4,625	4,552,744
Federal National Mortgage Assoc.	3.000%		12/01/42	77	75,576
Federal National Mortgage Assoc.	3.000%		12/01/42	61	60,206
Federal National Mortgage Assoc.	3.000%		01/01/43	1,003	985,885
Federal National Mortgage Assoc.	3.000%		01/01/43	777	763,362
Federal National Mortgage Assoc.	3.000%		01/01/43	341	334,757
Federal National Mortgage Assoc.	3.000%		01/01/43	175	172,049
Federal National Mortgage Assoc.	3.000%		01/01/43	116	114,380
Federal National Mortgage Assoc.	3.000%		01/01/43	61	60,185
Federal National Mortgage Assoc	3.000%		01/01/43	54	53,192
Federal National Mortgage Assoc.	3.000%		02/01/43	135	132,349
Federal National Mortgage Assoc.	3.000%		11/01/46	9,084	8,869,006
Federal National Mortgage Assoc.	3.000%		12/01/46	3,233	3,164,845
Federal National Mortgage Assoc.	3.000%		01/01/47	6,521	6,377,799
Federal National Mortgage Assoc	3.000%		01/01/47	2,047	2,001,740
Federal National Mortgage Assoc.	3.000%		02/01/47	7,429	7,271,726
Federal National Mortgage Assoc.	3.500%		TBA	100	100,209
Federal National Mortgage Assoc.	3.500%		09/01/42	1,552	1,563,599
Federal National Mortgage Assoc.	3.500%		01/01/43	7,519	7,566,388
Federal National Mortgage Assoc.	3.500%		04/01/43	3,150	3,175,791
Federal National Mortgage Assoc.	3.500%		12/01/45	8,329	8,356,104
Federal National Mortgage Assoc.	3.500%		12/01/45	1,232	1,238,362
Federal National Mortgage Assoc.	3.500%		01/01/46	1,228	1,234,813
Federal National Mortgage Assoc.	3.500%		01/01/46	1,226	1,231,500
Federal National Mortgage Assoc.	3.500%		03/01/57	18,916	18,932,618
Federal National Mortgage Assoc.	4.000%		TBA	15,400	15,803,405
Federal National Mortgage Assoc.	4.000%		04/01/42	194	200,196
Federal National Mortgage Assoc.	4.000%		10/01/42	2,084	2,152,348
Federal National Mortgage Assoc.	4.000%		11/01/42	3,622	3,740,164
Federal National Mortgage Assoc.	4.000%		12/01/42	1,360	1,406,023
Federal National Mortgage Assoc.	4.000%		12/01/42	242	256,051
Federal National Mortgage Assoc.	4.000%		12/01/42	151	160,023
Federal National Mortgage Assoc.	4.000%		04/01/43	242	250,262
Federal National Mortgage Assoc.	4.000%		06/01/43	759	784,345
Federal National Mortgage Assoc.	4.000%		06/01/43	583	603,589

A1471

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	06/01/43	315	$326,002
Federal National Mortgage Assoc.	4.000%	06/01/43	307	317,199
Federal National Mortgage Assoc.	4.000%	06/01/43	289	299,093
Federal National Mortgage Assoc.	4.000%	06/01/43	273	282,959
Federal National Mortgage Assoc.	4.000%	06/01/43	212	218,975
Federal National Mortgage Assoc.	4.000%	06/01/43	173	179,288
Federal National Mortgage Assoc.	4.000%	06/01/43	173	179,362
Federal National Mortgage Assoc.	4.000%	06/01/43	124	128,493
Federal National Mortgage Assoc.	4.000%	06/01/43	121	124,899
Federal National Mortgage Assoc.	4.000%	06/01/43	107	110,832
Federal National Mortgage Assoc.	4.000%	06/01/43	67	69,028
Federal National Mortgage Assoc.	4.000%	06/01/43	53	55,252
Federal National Mortgage Assoc.	4.000%	07/01/43	1,044	1,078,839
Federal National Mortgage Assoc.	4.000%	07/01/43	863	893,134
Federal National Mortgage Assoc.	4.000%	07/01/43	598	617,378
Federal National Mortgage Assoc.	4.000%	07/01/43	68	70,254
Federal National Mortgage Assoc.	4.000%	01/01/45	2,017	2,085,709
Federal National Mortgage Assoc.	4.000%	04/01/47	7,055	7,276,348
Federal National Mortgage Assoc.	4.000%	05/01/47	1,415	1,458,804
Federal National Mortgage Assoc.	4.000%	08/01/47	15,612	16,041,510
Federal National Mortgage Assoc.	4.000%	02/01/56	13,338	13,836,168
Federal National Mortgage Assoc.	4.500%	TBA	44,100	46,176,660
Federal National Mortgage Assoc.	4.500%	04/01/31	515	541,092
Federal National Mortgage Assoc.	4.500%	05/01/31	1,658	1,742,537
Federal National Mortgage Assoc.	4.500%	06/01/31	555	583,328
Federal National Mortgage Assoc.	4.500%	11/01/31	696	731,465
Federal National Mortgage Assoc.	4.500%	12/01/31	832	874,054
Federal National Mortgage Assoc.	4.500%	12/01/31	171	179,513
Federal National Mortgage Assoc.	4.500%	12/01/39	5	4,807
Federal National Mortgage Assoc.	4.500%	09/01/41	654	691,610
Federal National Mortgage Assoc.	4.500%	10/01/41	849	898,521
Federal National Mortgage Assoc.	4.500%	10/01/41	446	468,015
Federal National Mortgage Assoc.	4.500%	10/01/41	290	306,105
Federal National Mortgage Assoc.	4.500%	09/01/42	104	109,954
Federal National Mortgage Assoc.	4.500%	09/01/43	975	1,027,826
Federal National Mortgage Assoc.	4.500%	09/01/43	137	143,865
Federal National Mortgage Assoc.	4.500%	09/01/43	82	86,000
Federal National Mortgage Assoc.	4.500%	10/01/43	876	923,035
Federal National Mortgage Assoc.	4.500%	10/01/43	797	836,613
Federal National Mortgage Assoc.	4.500%	10/01/43	189	198,848
Federal National Mortgage Assoc.	4.500%	10/01/43	131	136,946
Federal National Mortgage Assoc.	4.500%	10/01/43	59	62,158
Federal National Mortgage Assoc.	4.500%	10/01/43	6	6,410
Federal National Mortgage Assoc.	4.500%	11/01/43	634	668,645
Federal National Mortgage Assoc.	4.500%	11/01/43	322	338,006
Federal National Mortgage Assoc.	4.500%	11/01/43	165	172,940
Federal National Mortgage Assoc.	4.500%	12/01/43	742	782,337
Federal National Mortgage Assoc.	4.500%	12/01/43	543	570,407
Federal National Mortgage Assoc.	4.500%	12/01/43	12	12,998
Federal National Mortgage Assoc.	4.500%	01/01/44	3,105	3,297,292
Federal National Mortgage Assoc.	4.500%	01/01/44	512	539,333
Federal National Mortgage Assoc.	4.500%	01/01/44	511	542,537
Federal National Mortgage Assoc.	4.500%	01/01/44	407	430,570
Federal National Mortgage Assoc.	4.500%	01/01/44	387	406,173
Federal National Mortgage Assoc.	4.500%	02/01/44	1,660	1,763,143
Federal National Mortgage Assoc.	4.500%	02/01/44	946	1,004,495
Federal National Mortgage Assoc.	4.500%	02/01/44	332	348,226
Federal National Mortgage Assoc.	4.500%	02/01/44	250	262,442
Federal National Mortgage Assoc.	4.500%	02/01/44	211	221,836

A1472

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	02/01/44	70	$73,889
Federal National Mortgage Assoc.	4.500%	03/01/44	384	402,877
Federal National Mortgage Assoc.	4.500%	03/01/44	144	151,637
Federal National Mortgage Assoc.	4.500%	04/01/44	1,167	1,241,764
Federal National Mortgage Assoc.	4.500%	04/01/44	1,037	1,096,174
Federal National Mortgage Assoc.	4.500%	04/01/44	836	888,135
Federal National Mortgage Assoc.	4.500%	04/01/44	576	609,947
Federal National Mortgage Assoc.	4.500%	04/01/44	559	591,911
Federal National Mortgage Assoc.	4.500%	04/01/44	90	94,459
Federal National Mortgage Assoc.	4.500%	04/01/44	73	76,709
Federal National Mortgage Assoc.	4.500%	04/01/44	31	32,171
Federal National Mortgage Assoc.	4.500%	05/01/44	3,759	3,947,182
Federal National Mortgage Assoc.	4.500%	05/01/44	1,399	1,469,409
Federal National Mortgage Assoc.	4.500%	05/01/44	273	285,654
Federal National Mortgage Assoc.	4.500%	05/01/44	210	220,597
Federal National Mortgage Assoc.	4.500%	05/01/44	49	51,963
Federal National Mortgage Assoc.	4.500%	06/01/44	194	203,075
Federal National Mortgage Assoc.	4.500%	07/01/44	988	1,046,919
Federal National Mortgage Assoc.	4.500%	08/01/44	63	66,496
Federal National Mortgage Assoc.	4.500%	10/01/44	5,639	5,970,798
Federal National Mortgage Assoc.	4.500%	01/01/45	265	281,551
Federal National Mortgage Assoc.	4.500%	05/01/47	4,825	5,054,633
Federal National Mortgage Assoc.	4.500%	04/01/56	3,744	3,958,594
Federal National Mortgage Assoc.	5.000%	TBA	8,100	8,651,813
Federal National Mortgage Assoc.	5.000%	07/01/33	230	248,762
Federal National Mortgage Assoc.	5.000%	09/01/33	268	289,276
Federal National Mortgage Assoc.	5.000%	10/01/35	776	837,332
Federal National Mortgage Assoc.	5.000%	08/01/38	3,775	4,074,745
Federal National Mortgage Assoc.	5.000%	01/01/39	19	21,098
Federal National Mortgage Assoc.	5.000%	12/01/39	18	19,163
Federal National Mortgage Assoc.	5.000%	05/01/40	34	36,620
Federal National Mortgage Assoc.	5.000%	05/01/40	31	33,115
Federal National Mortgage Assoc.	5.000%	06/01/40	146	157,664
Federal National Mortgage Assoc.	5.000%	07/01/40	38	40,968
Federal National Mortgage Assoc.	5.000%	11/01/40	1,246	1,347,934
Federal National Mortgage Assoc.	5.000%	01/01/41	123	132,853
Federal National Mortgage Assoc.	5.000%	02/01/41	48	51,647
Federal National Mortgage Assoc.	5.000%	04/01/41	197	213,596
Federal National Mortgage Assoc.	5.000%	05/01/41	1,659	1,798,465
Federal National Mortgage Assoc.	5.000%	05/01/41	551	596,943
Federal National Mortgage Assoc.	5.000%	05/01/41	380	411,430
Federal National Mortgage Assoc.	5.000%	05/01/41	315	341,239
Federal National Mortgage Assoc.	5.000%	05/01/41	264	285,905
Federal National Mortgage Assoc.	5.000%	06/01/41	266	287,436
Federal National Mortgage Assoc.	5.000%	11/01/46	7,899	8,501,279
Federal National Mortgage Assoc.	5.500%	11/01/28	45	49,152
Federal National Mortgage Assoc.	5.500%	03/01/37	16	17,252
Federal National Mortgage Assoc.	5.500%	04/01/37	6	6,540
Federal National Mortgage Assoc.	5.500%	05/01/37	436	477,749
Federal National Mortgage Assoc.	5.500%	03/01/38	23	25,141
Federal National Mortgage Assoc.	5.500%	06/01/38	339	367,802
Federal National Mortgage Assoc.	5.500%	08/01/38	573	630,110
Federal National Mortgage Assoc.	5.500%	05/01/40	37	40,859
Federal National Mortgage Assoc.	5.500%	09/01/56	6,131	6,754,531
Federal National Mortgage Assoc.	6.000%	04/01/33	136	152,784
Federal National Mortgage Assoc.	6.000%	02/01/34	24	27,055
Federal National Mortgage Assoc.	6.000%	11/01/35	278	313,510
Federal National Mortgage Assoc.	6.000%	08/01/37	563	633,811
Federal National Mortgage Assoc.	6.000%	08/01/37	30	33,285

A1473

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%		09/01/37	133	$148,694
Federal National Mortgage Assoc.	6.500%		05/01/40	5,457	6,089,556
Federal National Mortgage Assoc.	6.625%		11/15/30	13,100	17,936,376
Federal National Mortgage Assoc.	7.000%		04/01/37	321	369,027
Federal National Mortgage Assoc.	7.000%		02/01/39	1,236	1,388,454
Federal National Mortgage Assoc.	7.000%		02/01/39	700	789,911
Financing Corp., Series 12P, Debs.	3.540	%(s)	12/06/18	3,500	3,450,395
Financing Corp., Series E-P, Debs.	3.716	%(s)	11/02/18	5,800	5,725,803
Financing Corp., Series 1P, Debs.	4.463	%(s)	05/11/18	1,670	1,666,519
Government National Mortgage Assoc.	3.000%		TBA	35,200	34,630,063
Government National Mortgage Assoc.	3.000%		11/20/47	18,286	18,003,431
Government National Mortgage Assoc., 1 Month LIBOR + 1.681%	3.285	%(c)	11/20/60	3,738	3,890,038
Government National Mortgage Assoc., 1 Month LIBOR + 1.735%	3.299	%(c)	07/20/60	3,126	3,264,776
Government National Mortgage Assoc., 1 Month LIBOR + 1.777%	3.341	%(c)	09/20/60	4,021	4,216,141
Government National Mortgage Assoc.	3.500%		TBA	11,400	11,510,660
Government National Mortgage Assoc.	3.500%		10/20/47	3,650	3,692,140
Government National Mortgage Assoc.	3.500%		10/20/47	2,958	2,993,421
Government National Mortgage Assoc.	3.500%		11/20/47	593	599,206
Government National Mortgage Assoc., 1 Month LIBOR + 2.400%	3.964	%(c)	04/20/60	4,653	4,913,239
Government National Mortgage Assoc.	4.000%		TBA	30,300	31,144,494
Government National Mortgage Assoc.	4.000%		08/20/47	14,284	14,693,767
Government National Mortgage Assoc.	4.500%		TBA	79,760	82,917,682
Government National Mortgage Assoc.	4.500%		01/20/40	907	953,648
Government National Mortgage Assoc.	4.500%		05/20/40	1,173	1,233,325
Government National Mortgage Assoc.	4.500%		09/20/40	19	19,910
Government National Mortgage Assoc.	4.500%		01/20/41	192	201,625
Government National Mortgage Assoc.	4.500%		07/20/41	1,336	1,405,545
Government National Mortgage Assoc.	5.000%		04/15/40	6,575	6,976,674
Government National Mortgage Assoc.	5.000%		05/15/40	354	376,110
Government National Mortgage Assoc.	5.000%		07/20/40	878	954,865
Government National Mortgage Assoc.	5.000%		07/20/40	92	99,381
Government National Mortgage Assoc.	5.000%		09/20/40	495	537,946
Government National Mortgage Assoc.	5.000%		11/20/40	374	402,064
Government National Mortgage Assoc.	5.500%		06/15/36	708	780,737
Government National Mortgage Assoc.	6.000%		08/20/40	68	76,557
Government National Mortgage Assoc.	6.000%		01/20/41	35	38,995
Government National Mortgage Assoc.	6.000%		04/20/41	5	6,078
Government National Mortgage Assoc.	6.000%		06/20/41	173	191,988
Government National Mortgage Assoc.	6.000%		07/20/41	79	87,863
Government National Mortgage Assoc.	6.000%		12/20/41	42	46,367
Government National Mortgage Assoc.	6.000%		02/20/42	41	45,979
Government National Mortgage Assoc.	6.500%		10/20/37	616	709,493

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $750,869,835)					746,925,183

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bonds	2.500%		02/15/45	10,920	9,970,898
U.S. Treasury Bonds	3.000%		05/15/45	55,980	56,332,062
U.S. Treasury Bonds	3.000%		02/15/47	22,590	22,710,009
U.S. Treasury Bonds	3.750%		11/15/43	137,480	157,033,307
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		07/15/26	23,360	23,202,778
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/42	5,230	5,583,976
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%		02/15/47	4,780	4,869,682
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%		02/15/40	3,910	5,656,411

A1474

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	2,370	$3,403,830
U.S. Treasury Notes	1.500%	08/31/18	1,970	1,966,768
U.S. Treasury Notes	1.500%	08/15/26	2,870	2,605,086
U.S. Treasury Notes	2.000%	08/15/25	2,350	2,239,477
U.S. Treasury Notes	2.750%	02/15/28	444	444,225

TOTAL U.S. TREASURY OBLIGATIONS (cost $301,449,736)				296,018,509

			Shares

PREFERRED STOCK — 0.0%

Banks
Citigroup Capital XIII, 8.137% (cost $918,183)			34,700	943,493

TOTAL LONG-TERM INVESTMENTS (cost $3,065,002,274)				3,041,912,988

SHORT-TERM INVESTMENTS — 10.5%

AFFILIATED MUTUAL FUNDS — 5.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			89,208,409	89,208,409
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $77,042,866; includes $76,931,958 of cash collateral for securities on loan)(b)(w)			77,043,030	77,035,325

TOTAL AFFILIATED MUTUAL FUNDS (cost $166,251,275)				166,243,734

	Interest Rate	Maturity Date	Principal Amount (000)#
CERTIFICATE OF DEPOSIT — 1.0%
Norinchukin Bank (cost 28,730,000)	1.000%	06/28/18	28,730	28,730,000

COMMERCIAL PAPER(n) — 4.0%
Bank of Tokyo-Mitsubishi	2.314%	06/25/18	25,750	25,605,038
JPMorgan Chase & Co.	2.284%	06/25/18	26,610	26,457,142
Natixis Capital Markets Inc.	2.314%	06/25/18	25,930	25,788,588
Royal Bank of Canada	2.303%	06/22/18	18,030	17,936,684
Standard Chartered PLC	2.343%	06/22/18	26,800	26,656,993

TOTAL COMMERCIAL PAPER (cost $122,468,307)				122,444,445

OPTIONS PURCHASED~* — 0.0% (cost $1,031,145)				1,095,709

TOTAL SHORT-TERM INVESTMENTS (cost $318,480,727)				318,513,888

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 111.0% (cost $3,383,483,001)				3,360,426,876

A1475

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value

OPTIONS WRITTEN~* — (0.1)%
(premiums received $2,028,981)	$(1,925,318)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 110.9% (cost $3,381,454,020)	3,358,501,558
Liabilities in excess of other assets(z) — (10.9)%	(330,607,703)

NET ASSETS — 100.0%	$3,027,893,855

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,666,544 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,543,606; cash collateral of $76,931,958 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2018.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

10 Year Euro-Bund Futures	Call	04/20/18	159.00	39	EUR	39	$36,950
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$120.00	51		51	62,156
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$121.25	25		25	7,813
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$144.00	168		168	467,249
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$145.50	33		33	51,563
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$164.00	987		987	30,844
Euro Futures	Call	04/06/18	1.24	24		3,000	8,699
5 Year U.S. Treasury Notes Futures	Put	04/20/18	$106.50	200		200	—
5 Year U.S. Treasury Notes Futures	Put	04/20/18	$106.75	5,800		5,800	—
5 Year U.S. Treasury Notes Futures	Put	05/25/18	$108.75	1,048		1,048	8,188
5 Year U.S. Treasury Notes Futures	Put	05/25/18	$111.00	837		837	13,078
10 Year Euro-Bund Futures	Put	04/20/18	158.00	79	EUR	79	10,693
Euro Futures	Put	05/04/18	1.25	5		625	12,125

							$709,358

A1476

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value

Currency Option USD vs EUR	Call	Citigroup Global Markets	04/27/18	1.23	—	30,709	$192,694
Currency Option USD vs EUR	Call	Citigroup Global Markets	05/11/18	1.23	—	29,800	180,482

							$373,176

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.IG.30, 06/20/2023	Call	Bank of America	04/18/18	0.63%	0.63%(Q)	CDX.NA.IG.30	(Q)	5,545	$2,502
CDX.NA.IG.30, 06/20/2023	Call	Bank of America	06/20/18	0.65%	0.65%(Q)	CDX.NA.IG.30	(Q)	5,545	10,673

									$13,175

Total Options Purchased								$1,095,709

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

5 Year U.S. Treasury Notes Futures	Call	04/20/18	$114.00	399		399	$(230,672)
5 Year U.S. Treasury Notes Futures	Call	04/20/18	$114.50	133		133	(37,406)
5 Year U.S. Treasury Notes Futures	Call	04/20/18	$114.75	133		133	(24,938)
10 Year Euro-Bund Futures	Call	04/20/18	160.00	98	EUR	98	(32,558)
10 Year Euro-Bund Futures	Call	05/25/18	158.00	46	EUR	46	(103,013)
10 Year U.S. Treasury Notes Futures	Call	04/06/18	$121.50	50		50	(8,594)
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$120.50	255		255	(199,219)
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$120.75	58		58	(35,344)
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$121.00	241		241	(116,734)
10 Year U.S. Treasury Notes Futures	Call	04/20/18	$121.50	114		114	(37,406)
10 Year U.S. Treasury Notes Futures	Call	05/25/18	$121.00	127		127	(105,172)
10 Year U.S. Treasury Notes Futures	Call	05/25/18	$121.50	129		129	(78,609)
10 Year U.S. Treasury Notes Futures	Call	05/25/18	$123.00	95		95	(19,297)
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$146.00	89		89	(112,641)
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$147.00	37		37	(28,906)
20 Year U.S. Treasury Bonds Futures	Call	04/20/18	$147.50	65		65	(39,609)
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$147.00	64		64	(94,001)
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$148.00	38		38	(45,719)
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$149.00	52		52	(43,875)
20 Year U.S. Treasury Bonds Futures	Call	05/25/18	$150.00	195		195	(109,688)
30 Year U.S. Ultra Treasury Bonds Futures	Call	04/06/18	$145.00	111		111	(195,984)
Japanese Yen Futures	Call	05/04/18	96.00	44		55	(23,101)
5 Year U.S. Treasury Notes Futures	Put	04/06/18	$114.25	53		53	(4,969)
5 Year U.S. Treasury Notes Futures	Put	04/20/18	$114.00	321		321	(35,109)
5 Year U.S. Treasury Notes Futures	Put	05/25/18	$113.25	133		133	(11,430)
10 Year Euro-Bund Futures	Put	04/20/18	157.50	39	EUR	39	(3,359)
10 Year U.S. Treasury Notes Futures	Put	04/20/18	$120.50	210		210	(45,938)
30 Year U.S. Ultra Treasury Bonds Futures	Put	04/06/18	$145.00	12		12	(1,688)

							$(1,824,979)

A1477

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value

Currency Option USD vs MXN	Call	Bank of America	07/05/18	21.70	—	7,680	$(9,997)
Currency Option USD vs EUR	Put	Citigroup Global Markets	04/27/18	1.27	—	30,709	(20,887)
Currency Option USD vs EUR	Put	Citigroup Global Markets	05/11/18	1.26	—	29,800	(68,933)

							$(99,817)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.30, 06/20/2023	Call	Bank of America	04/18/18	0.55%	CDX.NA.IG.30(Q)	0.55%(Q)	5,545	$(522)

Total Options Written							$(1,925,318)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
3,948	90 Day Euro Dollar	Dec. 2019	$959,512,050	$40,137
56	90 Day Euro Dollar	Mar. 2020	13,608,700	(68,600)
1,306	90 Day Euro Dollar	Jun. 2020	317,358,000	(250,288)
525	90 Day Euro Dollar	Mar. 2021	127,535,626	(521,462)
301	2 Year U.S. Treasury Notes	Jun. 2018	63,995,422	42,328
40	5 Year Euro-Bobl	Jun. 2018	6,459,869	49,710
13,639	5 Year U.S. Treasury Notes	Jun. 2018	1,561,132,733	5,232,249
995	10 Year U.S. Treasury Notes	Jun. 2018	120,534,922	637,297
2,184	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	350,463,751	11,312,793
1,040	Canadian Dollar Currency	Jun. 2018	80,730,000	(465,542)
382	Euro Currency	Jun. 2018	59,011,838	(226,812)
2,661	Mexican Peso	Jun. 2018	72,259,455	1,865,285

				17,647,095

Short Positions:
2,127	90 Day Euro Dollar	Jun. 2018	519,519,751	122,112
4,738	90 Day Euro Dollar	Sep. 2018	1,156,368,125	(622,112)
758	90 Day Euro Dollar	Dec. 2018	184,771,975	878,588
1,272	90 Day Euro Euribor	Jun. 2018	392,535,591	77
44	10 Year Australian Treasury Bonds	Jun. 2018	33,038,796	(78,029)
1,369	10 Year Euro-Bund	Jun. 2018	268,557,874	(3,487,283)
71	10 Year Japanese Bonds	Jun. 2018	100,656,454	(102,909)
866	10 Year U.S. Ultra Treasury Notes	Jun. 2018	112,458,219	(1,629,344)
345	20 Year U.S. Treasury Bonds	Jun. 2018	50,585,625	(797,750)
64	30 Year Euro Buxl	Jun. 2018	13,023,489	(340,318)
206	Australian Dollar Currency	Jun. 2018	15,812,560	418,180
81	British Pound Currency	Jun. 2018	7,116,863	(57,596)
28	Euro-BTP Italian Government Bond	Jun. 2018	4,781,681	(50,104)
433	Japanese Yen Currency	Jun. 2018	51,112,944	152,821

				(5,593,667)

				$12,053,428

A1478

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Futures contracts outstanding at March 31, 2018 (continued):

Cash and foreign currency of $23,193,440 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/09/18	Citigroup Global Markets	ARS	111,490	$5,700,968	$5,505,588	$—	$(195,380)
Expiring 04/09/18	Citigroup Global Markets	ARS	42,540	2,168,196	2,100,706	—	(67,490)
Expiring 10/03/18	Citigroup Global Markets	ARS	72,230	3,265,371	3,249,847	—	(15,524)
Expiring 10/03/18	Citigroup Global Markets	ARS	34,480	1,558,066	1,551,360	—	(6,706)
Expiring 10/03/18	Citigroup Global Markets	ARS	23,760	1,073,656	1,069,035	—	(4,621)
Expiring 10/03/18	Citigroup Global Markets	ARS	23,560	1,065,100	1,060,036	—	(5,064)
Brazilian Real,
Expiring 04/19/18	Citigroup Global Markets	BRL	102,321	31,407,554	30,940,294	—	(467,260)
British Pound,
Expiring 04/19/18	Barclays Capital Group	GBP	4,211	5,785,226	5,913,067	127,841	—
Canadian Dollar,
Expiring 04/19/18	Citigroup Global Markets	CAD	15,125	12,128,854	11,744,675	—	(384,179)
Euro,
Expiring 04/19/18	Citigroup Global Markets	EUR	3,800	4,772,526	4,682,692	—	(89,834)
Expiring 04/19/18	Citigroup Global Markets	EUR	2,700	3,361,910	3,327,176	—	(34,734)
Indian Rupee,
Expiring 04/19/18	Bank of America	INR	1,592,350	24,752,452	24,350,391	—	(402,061)
Indonesian Rupiah,
Expiring 04/19/18	Bank of America	IDR	185,272,890	13,685,396	13,435,405	—	(249,991)
Expiring 04/19/18	Barclays Capital Group	IDR	121,794,920	9,085,105	8,832,183	—	(252,922)
Japanese Yen,
Expiring 04/19/18	Barclays Capital Group	JPY	5,975,994	53,991,972	56,236,890	2,244,918	—
Mexican Peso,
Expiring 04/19/18	Barclays Capital Group	MXN	220,000	11,698,456	12,062,359	363,903	—
Expiring 07/09/18	Barclays Capital Group	MXN	33,846	1,703,494	1,832,176	128,682	—

				$187,204,302	$187,893,880	2,865,344	(2,175,766)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/09/18	Citigroup Global Markets	ARS	72,230	$3,572,206	$3,566,855	$5,351	$—
Expiring 04/09/18	Citigroup Global Markets	ARS	34,480	1,704,400	1,702,688	1,712	—
Expiring 04/09/18	Citigroup Global Markets	ARS	23,760	1,174,493	1,173,314	1,179	—
Expiring 04/09/18	Citigroup Global Markets	ARS	23,560	1,165,183	1,163,438	1,745	—
Australian Dollar,
Expiring 04/19/18	Barclays Capital Group	AUD	258	205,394	198,166	7,228	—
British Pound,
Expiring 04/19/18	Citigroup Global Markets	GBP	3,730	5,310,327	5,237,833	72,494	—
Chinese Renminbi,
Expiring 04/19/18	Barclays Capital Group	CNH	284,476	43,473,257	45,314,593	—	(1,841,336)
Expiring 04/19/18	Citigroup Global Markets	CNH	219,476	33,479,721	34,960,705	—	(1,480,984)
Euro,
Expiring 04/19/18	Barclays Capital Group	EUR	21,360	26,118,659	26,321,630	—	(202,971)
Expiring 04/19/18	Barclays Capital Group	EUR	3,380	4,180,898	4,165,132	15,766	—
Expiring 04/19/18	Barclays Capital Group	EUR	2,800	3,458,966	3,450,405	8,561	—
Expiring 04/19/18	Barclays Capital Group	EUR	2,500	3,083,005	3,080,719	2,286	—

A1479

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/19/18	Citigroup Global Markets	EUR	12,490	$ 15,553,399	$ 15,391,270	$ 162,129	$—
Expiring 04/19/18	Citigroup Global Markets	EUR	7,266	8,986,426	8,953,964	32,462	—
Japanese Yen,
Expiring 04/19/18	Bank of America	JPY	5,784,100	53,238,284	54,431,083	—	(1,192,799)
Mexican Peso,
Expiring 04/19/18	Citigroup Global Markets	MXN	610,673	31,582,195	33,482,551	—	(1,900,356)
Expiring 07/09/18	Bank of America	MXN	33,846	1,702,958	1,832,176	—	(129,218)
Philippine Peso,
Expiring 04/19/18	Barclays Capital Group	PHP	1,571,062	31,074,449	30,078,678	995,771	—

				$ 269,064,220	$ 274,505,200	1,306,684	(6,747,664)

						$ 4,172,028	$ (8,923,430)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29	12/20/22	5.000	%(Q)	40,280	$(2,718,900)	$(2,687,021)	$31,879

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.29	12/20/22	1.000	%(Q)	382,350	$7,858,925	$7,234,105	$(624,820)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1480

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Interest rate swap agreements outstanding at March 31, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
EUR	15,079	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	$14,631	$(246,194)	$(260,825)
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	—	1,014,315	1,014,315
	46,910	03/29/19	1.597%(S)	3 Month LIBOR(2)(Q)	—	(377,823)	(377,823)
	28,720	09/28/19	1.705%(S)	3 Month LIBOR(2)(Q)	—	(339,864)	(339,864)
	72,840	10/17/19	1.138%(S)	3 Month LIBOR(2)(Q)	—	(1,388,886)	(1,388,886)
	76,600	06/14/20	1.671%(S)	3 Month LIBOR(2)(Q)	(22,076)	(1,210,465)	(1,188,389)
	77,103	05/31/22	2.250%(S)	3 Month LIBOR(2)(Q)	143,178	(1,345,273)	(1,488,451)
	716,741	05/15/23	— (3)	— (3)	(244,947)	78,638	323,585
	92,456	11/15/43	2.474%(S)	3 Month LIBOR(1)(Q)	1,618,431	6,465,697	4,847,266
	44,319	11/15/43	2.950%(S)	3 Month LIBOR(1)(Q)	95,103	(573,063)	(668,166)

					$1,604,320	$2,077,082	$472,762

Cash and foreign currency of $9,037,809 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared swaps contracts at March 31, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 35.53 quarterly.

  Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$9,961,614	$—
Collateralized Loan Obligations	—	8,049,088	—
Home Equity Loans	—	19,293,267	—
Manufactured Housing	—	5,363,531	—
Other	—	4,285,260	—
Residential Mortgage-Backed Securities	—	40,715,316	—
Small Business Loan	—	3,631,271	—
Student Loans	—	71,773,807	—
Bank Loans	—	200,793,130	—
Commercial Mortgage-Backed Securities	—	165,346,021	—
Corporate Bonds	—	954,534,284	—
Residential Mortgage-Backed Securities	—	296,699,705	—
Sovereign Bonds	—	217,579,509	—
U.S. Government Agency Obligations	—	745,258,639	1,666,544
U.S. Treasury Obligations	—	296,018,509	—
Preferred Stock	943,493	—	—
Affilated Mutual Funds	166,243,734	—	—

A1481

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Certificate of Deposit	$—	$28,730,000	$—
Commercial Paper	—	122,444,445	—
Options Purchased	709,358	386,351	—
Options Written	(1,824,979)	(100,339)	—
Other Financial Instruments*
Futures Contracts	12,053,428	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,751,402)	—
Centrally Cleared Credit Default Swap Agreements	—	(592,941)	—
Centrally Cleared Interest Rate Swap Agreements	—	472,762	—

Total	$178,125,034	$3,185,891,827	$1,666,544

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1482

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.1%

FOREIGN BONDS — 34.0%

Argentina — 0.8%
Pampa Energia SA, Sr. Unsec’d. Notes, 144A	7.500%	01/24/27	760	$785,650

Brazil — 5.9%
Braskem Netherlands Finance BV, Gtd. Notes, 144A	4.500%	01/10/28	240	233,616
Itau Unibanco Holding SA, Jr. Sub. Notes, MTN, 144A	6.125%	12/31/99	650	637,000
Petrobras Global Finance BV, Gtd. Notes	4.375%	05/20/23	340	333,642
Petrobras Global Finance BV, Gtd. Notes	5.625%	05/20/43	1,320	1,151,700
Petrobras Global Finance BV, Gtd. Notes	6.750%	01/27/41	429	418,275
Petrobras Global Finance BV, Gtd. Notes	6.850%	06/05/2115	1,090	1,030,050
Petrobras Global Finance BV, Gtd. Notes	7.375%	01/17/27	200	216,700
Petrobras Global Finance BV, Gtd. Notes, 144A	5.299%	01/27/25	754	744,575
Suzano Austria GmbH, Gtd. Notes, 144A	5.750%	07/14/26	400	420,040
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	396	465,775

				5,651,373

Chile — 0.9%
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	3.000%	07/17/22	371	364,153
Empresa de Transporte de Pasajeros Metro SA, Sr. Unsec’d. Notes, 144A	5.000%	01/25/47	320	329,600
Inversiones CMPC SA, Gtd. Notes	4.500%	04/25/22	146	149,730

				843,483

China — 3.6%
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%	11/15/22	630	632,085
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes	4.500%	10/03/23	490	502,949
CRCC Yuxiang Ltd., Gtd. Notes	3.500%	05/16/23	300	296,272
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes	4.375%	10/17/23	220	225,637
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	1,170	1,196,130
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes	3.700%	06/10/25	200	198,949
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.150%	06/02/26	430	406,367

				3,458,389

Colombia — 0.8%
Banco Bilbao Vizcaya Argentaria SA, Sub. Notes, 144A	4.875%	04/21/25	370	378,436
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	09/18/23	400	428,000

				806,436

Costa Rica — 0.4%
Banco Nacional de Costa Rica, Sr. Unsec’d. Notes, 144A	5.875%	04/25/21	390	403,163

Indonesia — 2.8%
Chandra Asri Petrochemical Tbk PT, Gtd. Notes, 144A	4.950%	11/08/24	200	186,532

A1483

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Indonesia (cont’d.)
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%	05/05/25	460	$450,800
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875%	10/01/24	260	261,949
Pertamina Persero PT, Sr. Unsec’d. Notes	6.000%	05/03/42	458	489,898
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300%	05/20/23	500	504,472
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%	11/22/21	755	798,790

				2,692,441

Ireland — 0.4%
Park Aerospace Holdings Ltd., Gtd. Notes, 144A	5.250%	08/15/22	130	127,361
Park Aerospace Holdings Ltd., Gtd. Notes, 144A	5.500%	02/15/24	250	242,500

				369,861

Kazakhstan — 2.5%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, 144A	5.750%	04/19/47	410	402,887
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN	4.400%	04/30/23	280	279,933
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN	5.750%	04/30/43	1,190	1,234,625
KazTransGas JSC, Gtd. Notes, 144A	4.375%	09/26/27	480	460,722

				2,378,167

Malaysia — 0.5%
Gohl Capital Ltd., Gtd. Notes	4.250%	01/24/27	260	255,657
Petronas Capital Ltd., Gtd. Notes	5.250%	08/12/19	269	277,154

				532,811

Mexico — 6.3%
Banco Mercantil del Norte SA, Jr. Sub. Notes, 144A	7.625%	06/30/49	460	489,900
Banco Nacional de Comercio Exterior SNC, Sr. Unsec’d. Notes, 144A	4.375%	10/14/25	395	397,963
Banco Nacional de Comercio Exterior SNC, Sub. Notes, 144A	3.800%	08/11/26	720	705,600
BBVA Bancomer SA/Texas, Sub. Notes, 144A	5.125%	01/18/33	200	192,000
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	5.700%	01/11/25	200	205,100
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	430	441,825
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%	09/17/44	230	226,263
Petroleos Mexicanos, Gtd. Notes	4.875%	01/24/22	1,044	1,069,996
Petroleos Mexicanos, Gtd. Notes	4.875%	01/18/24	1,230	1,247,835
Petroleos Mexicanos, Gtd. Notes	5.500%	01/21/21	420	437,220
Petroleos Mexicanos, Gtd. Notes	5.500%	06/27/44	743	661,642

				6,075,344

Morocco — 0.4%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	360	354,600

Peru — 2.4%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250%	09/22/29	130	136,175
Cerro del Aguila SA, Gtd. Notes, 144A	4.125%	08/16/27	200	190,500

A1484

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Peru (cont’d.)
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	3.500%		01/31/23		450	$441,000
Petroleos del Peru SA, Sr. Unsec’d. Notes, 144A	4.750%		06/19/32		900	877,140
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40		43	53,124
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35		150	194,081
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%		04/30/28		470	467,063

						2,359,083

Russia — 3.9%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%		04/22/20		470	490,821
Lukoil International Finance BV, Gtd. Notes	6.656%		06/07/22		426	468,068
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes	8.500%		10/16/23		2,530	2,827,275

						3,786,164

South Africa — 0.5%
Myriad International Holdings BV, Gtd. Notes, 144A	4.850%		07/06/27		200	203,755
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%		07/21/25		230	243,871

						447,626

Turkey — 1.2%
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, MTN, 144A	4.750%		04/29/21		690	677,224
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, MTN, 144A	5.125%		05/03/22		450	440,784

						1,118,008

United Arab Emirates — 0.2%
DAE Funding LLC, Gtd. Notes, 144A	5.000%		08/01/24		250	236,563

Venezuela — 0.5%
Petroleos de Venezuela SA, Gtd. Notes(d)	6.000%		05/16/24		350	95,375
Petroleos de Venezuela SA, Gtd. Notes(d)	9.000%		11/17/21		1,150	370,875

						466,250

TOTAL FOREIGN BONDS (cost $32,413,763)						32,765,412

SOVEREIGN BONDS — 64.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	4.125%		10/11/47		480	449,090
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes, 144A	9.500%		11/12/25		200	226,000
Argentina POM Politica Monetaria (Argentina), Bonds, Argentina Central Bank 7D Repo Reference Rate	27.935%	(c)	06/21/20	ARS	8,200	430,726
Argentine Bonos del Tesoro (Argentina), Bonds	21.200%		09/19/18	ARS	230	11,266
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%		10/03/21	ARS	7,380	367,106
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.500%	(cc)	12/31/38		1,650	1,095,600

A1485

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.875%	01/11/28		760	$714,780
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	01/11/48		280	255,500
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%	07/06/36		490	471,625
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%	06/28/2117		900	829,349
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%	04/22/26		410	437,470
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.125%	06/28/2117		770	709,555
Armenia International Bond (Armenia), Sr. Unsec’d. Notes	6.000%	09/30/20		300	310,499
Avi Funding Co. Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	2.850%	09/16/20		540	532,623
Bonos de la Nacion Argentina con Ajuste por CER (Argentina), Unsec’d. Notes	3.750%	02/08/19	ARS	10,000	500,713
Bonos de la Nacion Argentina con Ajuste por CER (Argentina), Unsec’d. Notes	4.000%	03/06/20	ARS	1,520	79,838
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%	01/01/27	BRL	113	35,173
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%	01/01/21	BRL	3,030	962,472
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%	01/01/23	BRL	5,840	1,844,147
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23		1,280	1,215,360
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	06/01/27		440	459,052
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.000%	06/15/45		1,540	1,561,175
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44		360	371,520
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, 144A	6.625%	07/14/20		180	193,081
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%	05/06/21		340	361,444
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	01/27/25		420	432,004
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%	01/27/45		400	431,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	7.950%	06/20/24		650	645,125
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	8.750%	06/02/23		400	410,199
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	9.650%	12/13/26		330	348,150
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	7.875%	01/23/28		950	914,565
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	9.650%	12/13/26		200	211,000
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	6.875%	04/30/40		340	331,541
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN	6.125%	01/31/22		340	351,706
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	6.125%	01/31/22		630	651,690

A1486

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	7.500%	01/31/27		400	$432,862
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	6.375%	01/18/27		600	591,000
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625%	12/11/24		200	205,583
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%	09/23/21		350	346,749
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.875%	04/24/19		260	264,183
Georgia Government International Bond (Georgia), Unsec’d. Notes	6.875%	04/12/21		360	388,397
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes	7.875%	08/07/23		300	327,749
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	9.250%	09/15/22		250	284,660
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, 144A	4.375%	06/05/27		200	194,500
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, 144A	4.500%	05/03/26		320	316,390
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500%	03/15/24		230	253,421
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes, 144A	6.250%	01/19/27		200	211,394
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		1,018	1,124,890
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.375%	04/15/23		1,290	1,262,874
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	04/25/22		270	270,447
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.625%	04/15/43		220	215,714
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.250%	01/17/42		2,411	2,534,935
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%	01/15/24		1,200	1,318,560
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%	05/15/22	IDR	240,000	18,062
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/34	IDR	6,387,000	503,352
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes	5.750%	12/31/32		189	181,617
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.125%	06/15/33		410	389,598
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	6.750%	04/28/28		290	321,900
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes(a)	8.000%	03/15/39		220	262,900
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	5.750%	01/31/27		310	301,518
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	6.125%	01/29/26		200	201,160
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes	3.875%	10/14/24		1,140	1,155,629
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, 144A	7.250%	02/28/28		490	512,177
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		260	254,844

A1487

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24		1,190	$1,145,375
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%	01/23/46		3,367	3,197,639
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%	02/10/48		830	787,670
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.875%	02/16/32		330	359,251
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, MTN, 144A	7.625%	11/28/47		500	517,580
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	5.625%	01/17/28		730	711,750
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36		17	21,463
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, 144A	5.000%	04/15/26		300	312,750
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		670	857,600
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.125%	03/30/19		228	238,032
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.700%	03/01/41		550	530,812
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.000%	01/13/37		730	824,379
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.125%	03/16/24		600	668,106
Provincia de Cordoba (Argentina), Sr. Unsec’d. Notes, 144A	7.450%	09/01/24		210	220,815
Provincia de Neuquen Argentina (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	04/27/25		430	426,672
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes, 144A	6.875%	02/28/23		230	243,542
Romanian Government International Bond
(Romania), Sr. Unsec’d. Notes, MTN	4.875%	01/22/24		670	706,080
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	34,316	603,530
Russian Federal Bond (Russia), Bonds	7.600%	07/20/22	RUB	85,500	1,559,514
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	5.625%	04/04/42		800	859,168
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	4.875%	09/16/23		800	841,917
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750%	03/13/28	EUR	460	565,919
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	6.750%	03/13/48		240	235,056
Senegal Government International Bond (Senegal), Unsec’d. Notes, 144A	6.250%	05/23/33		450	443,250
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26		480	478,560
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875%	07/25/22		720	730,606
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.250%	07/27/21		380	393,981
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.200%	05/11/27		420	413,140
Turkey Government Bond (Turkey), Bonds	7.400%	02/05/20	TRY	1,810	413,126
Turkey Government Bond (Turkey), Bonds	10.500%	08/11/27	TRY	980	223,930
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23		1,510	1,401,129

A1488

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.250%	04/14/26		470	$427,988
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	05/11/47		1,200	1,066,199
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	03/25/27		200	202,516
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40		831	848,132
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%	09/01/21		270	282,658
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.375%	09/25/32		1,300	1,253,200
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%	09/01/20		280	293,261
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		100	102,432
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50		440	451,000
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	9.875%	06/20/22	UYU	7,520	269,388
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	9.875%	06/20/22	UYU	12,510	448,144
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	7.750%	10/13/19		542	161,245
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	9.250%	09/15/27		2,696	867,303
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes	6.750%	01/29/20		270	285,108

TOTAL SOVEREIGN BONDS (cost $63,915,225)					61,690,125

TOTAL LONG-TERM INVESTMENTS (cost $96,328,988)					94,455,537

	Shares
SHORT-TERM INVESTMENTS — 1.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	1,015,137	1,015,137
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $254,820; includes $254,243 of cash collateral for securities on loan)(b)(w)	254,826	254,800

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,269,957)		1,269,937

OPTION PURCHASED~* — 0.0%
(cost $5,188)		2,112

TOTAL SHORT-TERM INVESTMENTS (cost $1,275,145)		1,272,049

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.4% (cost $97,604,133)		95,727,586

OPTION WRITTEN~* — (0.0)%
(premiums received $21,070)		(12,435)

TOTAL INVESTMENTS — 99.4% (cost $97,583,063)		95,715,151
Other assets in excess of liabilities(z) — 0.6%		610,100

A1489

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Value
NET ASSETS — 100.0%	$96,325,251

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $239,667; cash collateral of $254,243 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

Option Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs USD	Put	JPMorgan Chase	05/03/18	1.20	—	EUR	1,600	$ 2,112

Option Written: OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option USD vs BRL	Call	JPMorgan Chase	04/27/18	3.35	—		2,000	$ (12,435)

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
8	10 Year U.S. Treasury Notes	Jun. 2018	$ 969,125	$ 9,000

Cash of $12,999 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of March 31, 2018.

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Chinese Renminbi,
Expiring 10/15/18	Citigroup Global Markets	CNH	12,330	$1,915,191	$1,948,333	$33,142	$—
Expiring 10/15/18	Citigroup Global Markets	CNH	6,335	933,439	1,000,995	67,556	—
Indian Rupee,
Expiring 04/16/18	JPMorgan Chase	INR	127,420	1,985,318	1,949,255	—	(36,063)

A1490

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/15/18	JPMorgan Chase	INR	60,298	$925,068	$919,136	$—	$(5,932)
Indonesian Rupiah,
Expiring 04/16/18	Bank of America	IDR	12,186,961	901,336	883,965	—	(17,371)
Malaysian Ringgit,
Expiring 04/16/18	Goldman Sachs & Co.	MYR	3,850	988,955	994,722	5,767	—
Expiring 06/14/18	Barclays Capital Group	MYR	7,577	1,937,874	1,954,338	16,464	—
Expiring 07/16/18	Goldman Sachs & Co.	MYR	3,850	995,861	992,354	—	(3,507)
Saudi Arabian Riyal,
Expiring 04/16/18	Bank of America	SAR	12,403	3,306,409	3,307,573	1,164	—
Expiring 08/15/18	Bank of America	SAR	12,403	3,307,467	3,307,483	16	—

				$17,196,918	$17,258,154	124,109	(62,873)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Chinese Renminbi,
Expiring 10/15/18	Citigroup Global Markets	CNH	12,571	$1,960,103	$1,986,434	$—	$(26,331)
Malaysian Ringgit,
Expiring 04/16/18	Goldman Sachs & Co.	MYR	3,850	996,119	994,721	1,398	—
Expiring 06/14/18	Barclays Capital Group	MYR	7,660	1,949,196	1,975,812	—	(26,616)
Philippine Peso,
Expiring 05/15/18	JPMorgan Chase	PHP	50,539	972,091	966,286	5,805	—
Expiring 05/15/18	JPMorgan Chase	PHP	48,489	931,045	927,087	3,958	—
Saudi Arabian Riyal,
Expiring 04/16/18	Bank of America	SAR	12,403	3,290,881	3,307,573	—	(16,692)
Expiring 08/15/18	Bank of America	SAR	12,403	3,303,863	3,307,482	—	(3,619)
Expiring 02/14/19	Bank of America	SAR	12,403	3,301,401	3,305,154	—	(3,753)

				$16,704,699	$16,770,549	11,161	(77,011)

						$135,270	$(139,884)

Credit default swap agreements outstanding at March 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Kingdom of Saudi Arabia	12/20/22	2.375%(Q)	1,900	0.770%	$(20,035)	$2,710	$(22,745)	Barclays Capital Group
Republic of Korea	12/20/22	7.125%(Q)	3,500	0.484%	(81,373)	(50,250)	(31,123)	Barclays Capital Group

					$(101,408)	$(47,540)	$(53,868)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A1491

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

  Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$785,650	$—
Brazil	—	5,651,373	—
Chile	—	843,483	—
China	—	3,458,389	—
Colombia	—	806,436	—
Costa Rica	—	403,163	—
Indonesia	—	2,692,441	—
Ireland	—	369,861	—
Kazakhstan	—	2,378,167	—
Malaysia	—	532,811	—
Mexico	—	6,075,344	—
Morocco	—	354,600	—
Peru	—	2,359,083	—
Russia	—	3,786,164	—
South Africa	—	447,626	—
Turkey	—	1,118,008	—
United Arab Emirates	—	236,563	—
Venezuela	—	466,250	—
Sovereign Bonds	—	61,690,125	—
Affiliated Mutual Funds	1,269,937	—	—
Option Purchased	—	2,112	—
Option Written	—	(12,435)	—
Other Financial Instruments*
Futures Contracts	9,000	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,614)	—
OTC Credit Default Swap Agreements	—	(101,408)	—

Total	$1,278,937	$94,339,192	$ —

A1492

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2018 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Sovereign Bonds	64.1%
Foreign Bonds	34.0
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	1.3

Option Purchased	0.0	%*

	99.4
Option Written	(0.0	)*
Other assets in excess of liabilities	0.6

	100.0%

* Less than +/- 0.05%

A1493

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

Currency:		OTC	Over-the-counter
AED	Emirati Dirham	RTS	Russian Trading System
ARS	Argentine Peso	SGMX	Sigma X MTF
AUD	Australian Dollar	SGX	Singapore Exchange
BRL	Brazilian Real	SWX	SIX Swiss Exchange
CAD	Canadian Dollar	TASE	Tel Aviv Stock Exchange
CHF	Swiss Franc	TSX	Toronto Stock Exchange
CLP	Chilean Peso	XBRN	Berne Stock Exchange
CNH	Chinese Renminbi	XEQT	Equiduct Stock Exchange
CNY	Chinese Yuan Renminbi	XHKG	Hong Kong Stock Exchange
COP	Columbian Peso	XJSE	Johannesburg Stock Exchange
CZK	Czech Koruna	XLON	London Stock Exchange
DOP	Dominican Peso	XNGS	NASDAQ Global Select Market
DKK	Danish Krone	XPAR	Paris Stock Exchange
EGP	Egyptian Pound	XTSE	Toronto Stock Exchange
EUR	Euro	Index:
GBP	British Pound	ABX	Asset-Backed Securities Index
HKD	Hong Kong Dollar	BCMSELEV	Global Elevators Index
HUF	Hungarian Forint	BCOM	Bloomberg Commodity Index
IDR	Indonesian Rupiah	BCOMTR	Bloomberg Commodity Index Total Return
ILS	Israeli Shekel	BIST	Borsa Istanbul Index
INR	Indian Rupee	BNPBIRON	BNP Iron Ore Miners
ITL	Italian Lira	BTP	Buoni del Tesoro Poliennali
JPY	Japanese Yen	Bovespa	Sao Paulo Se Bovespa Index
KRW	South Korean Won	CAC	French Stock Market Index
MXN	Mexican Peso	CAC40	French Stock Index
MYR	Malaysian Ringgit	CDX	Credit Derivative Index
NOK	Norwegian Krone	CGCBMCYC	Citi U.S. Cyclicals
NZD	New Zealand Dollar	CGCBMED3	U.S. Media Index
PEN	Peruvian Nuevo Sol	CMBX	Commercial Mortgage-Backed Index
PHP	Philippine Peso	CNX	CNX Nifty Index
PLN	Polish Zloty	CPI	Consumer Price Index
RON	Romanian Leu	DAX	German Stock Index
RUB	Russian Ruble	DIP	Debtor-in-Possession
SAR	Saudi Arabian Riyal	EURMARGIN European Refined Margin
SEK	Swedish Krona	GOLDLNPM	LBMA Gold Price PM USD Index
SGD	Singapore Dollar	GSCBMS5S	GS U.S. Staples Index
THB	Thai Baht	GSCI	Goldman Sachs Commodity Index
TRY	Turkish Lira	GSGLAER2	Developed Market Aerospace Equipment Index
TWD	New Taiwanese Dollar	GSGLMCPM	GS Global Copper Miners
USD	United States Dollar	GSMSLIFT	GS Global Elevators
UYU	Uruguayan Peso	HICP	Harmonised Index of Consumer Prices
ZAR	South African Rand	HSCEI	Hang Seng China Enterprises Index
Exchange:		JPEBMCO2	European Staples Index
AEX	Amsterdam Stock Exchange	JPCMMGR2	JP U.S. Growth Index
ASX	Australian Securities Exchange	JPCMMVL2	JP U.S. Value Index
BATS	Better Alternative Trading System Exchange	JPGMIRON	JP Global Iron Ore Miners Index
BVC	Colombian Securities Exchange	JPGMMLUX	Luxury Goods Index
CBOE	Chicago Board Options Exchange	JPMSCBK4	JP China Mid-Sized Banks
CHI-X	European Equity Exchange	IBEX	Spanish Stock Index
FTSE	Financial Times Stock Exchange	iBoxx	Bond Market Indices
JSE	Johannesburg Stock Exchange	iTraxx	International Credit Derivative Index
LMA	Lima Stock Exchange	IXRTR	Consumer Staples Select Sector SPDR Fund
LME	London Metal Exchange	KOSPI	Korean Stock Exchange Index
MICEX	Moscow Interbank Currency Exchange	MIB	Milano Italia Borsa
NASDAQ GS	National Association for Securities Dealers Automated	MEX	Mexican Stock Exchange Mexican Bolsa IPC Index
	Quotations Global Select Market	MLMIREI2	U.S. REITs Index
NYMEX	New York Mercantile Exchange	MXWO0EE	MSCI World Energy Equipment & Services
NYSE	New York Stock Exchange	NDDLSZ	MSCI Switzerland Net Return Index
OMXS	Sweden Stock Market Index	NIKKEI	Japanese Stock Market Index
OMXS30	Stockholm Stock Exchange	QMTF	Quote Multilateral Trading Facility

A1494

RMS G	MSCI US REIT Index	IO	Interest Only
SET	Stock Exchange of Thailand SET Index	JIBAR	Johannesburg Interbank Agreed Rate
SPI	Swiss Performance Index	JSFC	Joint Stock Financial Corporation
SPTRSGX	S&P 500 Growth Index	KWCDC	Korean Won Certificate of Deposit
STOXX	Stock Index of the Eurozone	L1	Level 1
S5CPGS	Barclays U.S Capital Goods Index	L2	Level 2
TAIEX	Taiwan Stock Exchange Index	L3	Level 3
TOPIX	Tokyo Stock Price Index	LIBOR	London Interbank Offered Rate
UKRPI	United Kingdom Retail Price Index	LLS	Light Louisiana Sweet
WIG 20	Warsaw Stock Exchange	MLP	Master Limited Partnership
Other:	Annual payment frequency for swaps	MSCI	Morgan Stanley Capital International
144A	Security was purchased pursuant to Rule 144A under	MTN	Medium Term Note
	the Securities Act of 1933 and may not be resold	NSA	Non-Seasonally Adjusted
	subject to that rule except to qualified institutional	NASDAQ	National Association of Securities Dealers Automated
	buyers. Unless otherwise noted, 144A securities are		Quotations
	deemed to be liquid.	NFIX3FRA	New Zealand Bank Bill 3 Month Forward Rate
A	Annual payment frequency for swaps		Agreement
M	Monthly payment frequency for swaps	NIBOR	Norwegian Interbank Offered Rate
Q	Quarterly payment frequency for swaps	NVDR	Non-voting Depositary Receipt
S	Semiannual payment frequency for swaps	OAT	Obligations Assimilables du Tresor
T	Swap payment upon termination	OJSC	Open Joint-Stock Company
ABS	Asset-Backed Security	OPIS	Oil Price Information Service
ADR	American Depositary Receipt	PIK	Payment-in-Kind
ADS	American Depositary Security	PJSC	Public Joint-Stock Company
AID	Agency for International Development	PO	Principal Only
ASX	Australian Securities Exchange	PRFC	Preference Shares
BABs	Build America Bonds	PRI	Pimary Rate Interface
BADLAR	Buenos Aires Deposits of Large Amount Rate
BBSW	Australian Bank Bill Swap Reference Rate	PRIBOR	Prague Interbank Offered Rate
BBA	British Bankers Association	PQSC	Private Qatar Stock Company
BDR	Brazilian Depositary Receipt	QMTF	Quote Multilateral Trading Facility
BKNT	Bank Notes	RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
Bobl	Bundesobligationen-German Federal Obligations	REIT(s)	Real Estate Investment Trust(s)
bps	Basis Points	REMICS	Real Estate Mortgage Investment Conduit Security
CAS	Connecticut Avenue Securities	RTS	Russian Trading System
		SIBOR	Singapore Interbank Offered Rate
CDI	CHESS Depositary Interest	S&P	Standard & Poor
CDO	Collateralized Debt Obligation	SDR	Sweden Depositary Receipt
CDOR	Canadian Dealer Offered Rate	SLM	Student Loan Mortgage
CLO	Collateralized Loan Obligation	SMB	Sallie Mae Bank
CMBS	Commercial Mortgage-Backed Security	SONIA	Sterling Overnight Index Average
CMT	Constant Maturity Treasury	SPDR	Standard & Poor’s Depository Receipts
COOIS	Colombia Overnight Interbank Reference Rate	STACR	Structured Agency Credit Risk
CVA	Certificate Van Aandelen (Bearer)	STIBOR	Stockholm Interbank Offered Rate
CVR	Contingent Value Rights	STRIPS	Separate Trading of Registered Interest and Principal of
CVT	Convertible Security		Securities
EAFE	Europe, Australia, Far East	TBA	To Be Announced
EMTN	Euro Medium Term Note	TIPS	Treasury Inflation Protected Securities
EONIA	Euro Overnight Index Average	TRAs	Tax Receivable Agreements
ETF	Exchange Traded Fund	ULSD	Ultra-Low Sulfur Diesel
EURIBOR	Euro Interbank Offered Rate	USAID	United States Agency for International Development
EURSIMP	Weighted Basket of Refined Products	USB3MTA	United States Auction Results 3 Month Treasury Bill
FHLMC	Federal Home Loan Mortgage Corporation		High Discount
FNMA	Federal National Mortgage Association	USOIS	United States Overnight Index Swap
FREMF	Freddie Mac Mortgage Trust	UTS	Unit Trust Security
GDR	Global Depositary Receipt	WIBOR	Warsaw Interbank Offered Rate
GMAC	General Motors Acceptance Corporation	WTI	West Texas Intermediate
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate

A1495

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), the co-managers of the Trust (together the “Investment Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation..

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

B1496

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Certain Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PGIM Investments. Certain Portfolios may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, a series of the Prudential Investment Portfolio 2, registered under the 1940 Act and managed by PGIM Investments.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

B1497

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date May 29, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date May 29, 2018

*	Print the name and title of each signing officer under his or her signature.